UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

11225 North Community House Rd.

Charlotte, NC 28277

(Address of principal executive offices) (zip code)

Kristi Slavin

c/o Brighthouse Investment Advisers, LLC

11225 North Community House Rd.

Charlotte, NC 28277

(Name and address of agent for service)

Copy to:

Brian D. McCabe, Esq.

Ropes and Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.90%

Key Fund Statistics

  Total Net Assets$2,600,839,956
  # of Portfolio Investments1,870
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$7,977,579

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	1.8
NVIDIA Corp.	1.6
Apple, Inc.	1.6
Alphabet, Inc.	1.1
Amazon.com, Inc.	1.0
Novo Nordisk AS	0.7
Meta Platforms, Inc.	0.6
ASML Holding NV	0.6
Berkshire Hathaway, Inc.	0.4
Eli Lilly & Co.	0.4

Top 10 Fixed Income Issuers

U.S. Treasury Notes	18.8
U.S. Treasury Bonds	8.6
French Republic Government Bonds OAT	1.4
Japan Government Two Year Bonds	1.3
Federal Home Loan Banks	1.1
Federal National Mortgage Association	1.1
Bundesrepublik Deutschland Bundesanleihe	1.0
Italy Buoni Poliennali Del Tesoro	0.9
U.K. Gilts	0.9
Japan Government Thirty Year Bonds	0.7

Top 10 Countries

Value	Value
Spain	1.3
Netherlands	1.4
Italy	1.6
Switzerland	1.6
Australia	2.3
Germany	3.3
United Kingdom	3.7
France	3.8
Japan	9.2
United States	60.5

Asset Allocation

Value	Value
Rights	0.0
Mutual Funds	0.0Footnote Reference*
Preferred Stocks	0.1
Short-Term Investments	4.3
Foreign Government	10.5
U.S. Treasury & Government Agencies	30.2
Common Stocks	53.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

AB International Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

Key Fund Statistics

  Total Net Assets$500,866,045
  # of Portfolio Investments741
  Portfolio Turnover Rate49%
  Total Advisory Fees Paid$1,360,435

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.K. Gilts	4.0
China Government Bonds	3.5
U.S. Treasury Notes	3.0
Italy Buoni Poliennali Del Tesoro	2.1
Petroleos Mexicanos	2.1
Spain Government Bonds	2.1
Canada Government Real Return Bonds	2.0
Japan Government Twenty Year Bonds	1.8
Egypt Government International Bonds	1.6
Indonesia Treasury Bonds	1.6

Asset Allocation

Value	Value
Municipals	0.2
Mortgage-Backed Securities	1.2
Asset-Backed Securities	1.8
Short-Term Investments	2.6
U.S. Treasury & Government Agencies	5.4
Corporate Bonds & Notes	31.7
Foreign Government	55.5

Top 10 Countries

Value	Value
Indonesia	2.7
Turkey	2.7
Mexico	2.8
France	3.0
Colombia	4.2
China	4.4
Canada	4.7
Japan	5.6
United Kingdom	6.5
United States	11.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

AB International Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.88%

Key Fund Statistics

  Total Net Assets$500,866,045
  # of Portfolio Investments741
  Portfolio Turnover Rate49%
  Total Advisory Fees Paid$1,360,435

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.K. Gilts	4.0
China Government Bonds	3.5
U.S. Treasury Notes	3.0
Italy Buoni Poliennali Del Tesoro	2.1
Petroleos Mexicanos	2.1
Spain Government Bonds	2.1
Canada Government Real Return Bonds	2.0
Japan Government Twenty Year Bonds	1.8
Egypt Government International Bonds	1.6
Indonesia Treasury Bonds	1.6

Asset Allocation

Value	Value
Municipals	0.2
Mortgage-Backed Securities	1.2
Asset-Backed Securities	1.8
Short-Term Investments	2.6
U.S. Treasury & Government Agencies	5.4
Corporate Bonds & Notes	31.7
Foreign Government	55.5

Top 10 Countries

Value	Value
Indonesia	2.7
Turkey	2.7
Mexico	2.8
France	3.0
Colombia	4.2
China	4.4
Canada	4.7
Japan	5.6
United Kingdom	6.5
United States	11.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%

Key Fund Statistics

  Total Net Assets$356,883,970
  # of Portfolio Investments83
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$1,195,853

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

AerCap Holdings NV	3.6
Arch Capital Group Ltd.	3.3
CBRE Group, Inc.	3.2
Carlisle Cos., Inc.	3.0
Keurig Dr Pepper, Inc.	2.9
Republic Services, Inc.	2.8
Jacobs Solutions, Inc.	2.8
L3Harris Technologies, Inc.	2.7
Vulcan Materials Co.	2.7
Allstate Corp.	2.6

Top 10 Sectors

Value	Value
Information Technology	4.5
Consumer Discretionary	5.5
Energy	5.7
Utilities	6.2
Consumer Staples	7.2
Real Estate	8.9
Health Care	8.9
Materials	9.6
Financials	19.7
Industrials	21.7

Top Countries

Value	Value
China	0.7
Switzerland	1.6
Ireland	3.6
United States	92.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	0.99%

Key Fund Statistics

  Total Net Assets$356,883,970
  # of Portfolio Investments83
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$1,195,853

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

AerCap Holdings NV	3.6
Arch Capital Group Ltd.	3.3
CBRE Group, Inc.	3.2
Carlisle Cos., Inc.	3.0
Keurig Dr Pepper, Inc.	2.9
Republic Services, Inc.	2.8
Jacobs Solutions, Inc.	2.8
L3Harris Technologies, Inc.	2.7
Vulcan Materials Co.	2.7
Allstate Corp.	2.6

Top 10 Sectors

Value	Value
Information Technology	4.5
Consumer Discretionary	5.5
Energy	5.7
Utilities	6.2
Consumer Staples	7.2
Real Estate	8.9
Health Care	8.9
Materials	9.6
Financials	19.7
Industrials	21.7

Top Countries

Value	Value
China	0.7
Switzerland	1.6
Ireland	3.6
United States	92.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the American Funds Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%

Key Fund Statistics

  Total Net Assets$4,108,798,374
  # of Portfolio Investments14
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,207,245

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	12.8
American Funds U.S. Government Securities Fund, Class R-6	10.6
American Funds Growth-Income Fund, Class 1	9.2
American Funds Growth Fund, Class 1	8.7
American Funds International Growth & Income Fund, Class R-6	8.6
American Funds AMCAP Fund, Class R-6	8.2
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds International Fund, Class 1	6.7

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.8
Global Equities	3.0
High Yield Fixed Income	4.3
International Developed Market Equities	15.3
Investment Grade Fixed Income	23.3
U.S. Large Cap Equities	49.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the American Funds Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%

Key Fund Statistics

  Total Net Assets$4,108,798,374
  # of Portfolio Investments14
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,207,245

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	12.8
American Funds U.S. Government Securities Fund, Class R-6	10.6
American Funds Growth-Income Fund, Class 1	9.2
American Funds Growth Fund, Class 1	8.7
American Funds International Growth & Income Fund, Class R-6	8.6
American Funds AMCAP Fund, Class R-6	8.2
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds International Fund, Class 1	6.7

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.8
Global Equities	3.0
High Yield Fixed Income	4.3
International Developed Market Equities	15.3
Investment Grade Fixed Income	23.3
U.S. Large Cap Equities	49.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the American Funds Growth Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.32%

Key Fund Statistics

  Total Net Assets$2,887,552,701
  # of Portfolio Investments14
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$900,277

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.7
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	10.8
American Funds Growth Fund, Class 1	10.7
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds American Mutual Fund, Class R-6	9.1
American Funds International Fund, Class 1	8.9
American Funds Smallcap World Fund, Inc., Class R6	4.9
American Funds The Bond Fund of America, Class 1	4.3

Asset Allocation

Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	2.5
Emerging Market Equities	3.0
Global Equities	4.9
Investment Grade Fixed Income	5.8
International Developed Market Equities	19.6
U.S. Large Cap Equities	62.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the American Funds Growth Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%

Key Fund Statistics

  Total Net Assets$2,887,552,701
  # of Portfolio Investments14
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$900,277

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.7
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	10.8
American Funds Growth Fund, Class 1	10.7
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds American Mutual Fund, Class R-6	9.1
American Funds International Fund, Class 1	8.9
American Funds Smallcap World Fund, Inc., Class R6	4.9
American Funds The Bond Fund of America, Class 1	4.3

Asset Allocation

Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	2.5
Emerging Market Equities	3.0
Global Equities	4.9
Investment Grade Fixed Income	5.8
International Developed Market Equities	19.6
U.S. Large Cap Equities	62.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds Growth Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the American Funds Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$49	0.91%

Key Fund Statistics

  Total Net Assets$1,776,819,966
  # of Portfolio Investments1
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$0

What did the Portfolio invest in?

The tables below show the investment make up of American Funds Insurance Series Growth Fund (the Master Fund), in which the Feeder Fund invests, representing a percentage of total net assets.

Top 10 Holdings

Meta Platforms, Inc.	8.5
Microsoft Corp.	5.4
Netflix, Inc.	4.7
Alphabet, Inc.	4.6
Tesla, Inc.	3.5
NVIDIA Corp.	3.1
Broadcom, Inc.	3.0
Regeneron Pharmaceuticals, Inc.	2.1
TransDigm Group, Inc.	2.1
Intuitive Surgical, Inc.	2.1

Top 10 Sectors

Value	Value
Utilities	0.8
Materials	1.5
Consumer Staples	2.6
Energy	3.8
Financials	7.0
Industrials	10.9
Consumer Discretionary	12.2
Health Care	15.0
Communication Services	19.8
Information Technology	24.2

Top 10 Countries

Value	Value
Sweden	0.3
Spain	0.3
Ireland	0.4
Denmark	0.6
France	0.6
Germany	0.8
Taiwan	1.0
Netherlands	1.0
Canada	3.4
United States	88.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the American Funds Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%

Key Fund Statistics

  Total Net Assets$2,006,369,110
  # of Portfolio Investments14
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$689,077

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.2
American Funds The Bond Fund of America, Class 1	19.1
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.4
American Funds International Fund, Class 1	5.5
American Funds High-Income Trust Fund, Class R-6	5.3
American Funds AMCAP Fund, Class R-6	5.1
American Funds Fundamental Investors Fund, Class R-6	5.1

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.3
High Yield Fixed Income	5.3
International Developed Market Equities	11.9
Investment Grade Fixed Income	38.2
U.S. Large Cap Equities	39.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the American Funds Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.63%

Key Fund Statistics

  Total Net Assets$2,006,369,110
  # of Portfolio Investments14
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$689,077

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.2
American Funds The Bond Fund of America, Class 1	19.1
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.4
American Funds International Fund, Class 1	5.5
American Funds High-Income Trust Fund, Class R-6	5.3
American Funds AMCAP Fund, Class R-6	5.1
American Funds Fundamental Investors Fund, Class R-6	5.1

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.3
High Yield Fixed Income	5.3
International Developed Market Equities	11.9
Investment Grade Fixed Income	38.2
U.S. Large Cap Equities	39.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.86%

Key Fund Statistics

  Total Net Assets$4,076,557,275
  # of Portfolio Investments94
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$12,178,453

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

iShares Core MSCI EAFE ETF	23.8
iShares Core S&P 500 ETF	20.4
Vanguard Total Bond Market ETF	18.0
iShares Core US Aggregate Bond ET	17.5
iShares U.S. Real Estate ETF	2.1
Technology Select Sector SPDR Fund	1.6
Financial Select Sector SPDR Fund	0.7
Health Care Select Sector SPDR Fund	0.6
Consumer Discretionary Select Sector SPDR Fund	0.5
Communication Services Select Sector SPDR Fund	0.5

Asset Allocation

Value	Value
Real Estate Equities	2.1
U.S. Small Cap Equities	3.3
Commodities	4.0
International Developed Market Equities	26.3
U.S. Large Cap Equities	28.1
iInvestment Grade Fixed Income	30.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock High Yield Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Key Fund Statistics

  Total Net Assets$954,755,755
  # of Portfolio Investments1,239
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid$2,706,491

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.0
HUB International Ltd.	2.0
TransDigm, Inc.	1.8
Venture Global LNG, Inc.	1.7
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.5
Clear Channel Outdoor Holdings, Inc.	1.4
Athenahealth Group, Inc.	1.1
Mauser Packaging Solutions Holding Co.	1.0
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Level 3 Financing, Inc.	0.9

Top 10 Sectors

Value	Value
Entertainment	3.0
Healthcare-Services	3.0
Aerospace/Defense	3.7
Telecommunications	4.6
Media	4.6
Commercial Services	5.0
Pipelines	5.4
Oil & Gas	5.6
Insurance	6.7
Software	8.5

Asset Allocation

Value	Value
Common Stocks	0.6
Convertible Bonds	1.0
Short-Term Investments	1.2
Floating Rate Loans	10.6
Corporate Bonds & Notes	85.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock High Yield Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.89%

Key Fund Statistics

  Total Net Assets$954,755,755
  # of Portfolio Investments1,239
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid$2,706,491

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.0
HUB International Ltd.	2.0
TransDigm, Inc.	1.8
Venture Global LNG, Inc.	1.7
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.5
Clear Channel Outdoor Holdings, Inc.	1.4
Athenahealth Group, Inc.	1.1
Mauser Packaging Solutions Holding Co.	1.0
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Level 3 Financing, Inc.	0.9

Top 10 Sectors

Value	Value
Entertainment	3.0
Healthcare-Services	3.0
Aerospace/Defense	3.7
Telecommunications	4.6
Media	4.6
Commercial Services	5.0
Pipelines	5.4
Oil & Gas	5.6
Insurance	6.7
Software	8.5

Asset Allocation

Value	Value
Common Stocks	0.6
Convertible Bonds	1.0
Short-Term Investments	1.2
Floating Rate Loans	10.6
Corporate Bonds & Notes	85.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.08%

Key Fund Statistics

  Total Net Assets$1,719,975,116
  # of Portfolio Investments31
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$612,447

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.4
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.1
Invesco Comstock Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Growth Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.2
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.0
Baillie Gifford International Stock Portfolio, Class A	4.5

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.5
U.S. Small Cap Equities	11.1
International Developed Market Equities	22.4
U.S. Large Cap Equities	49.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%

Key Fund Statistics

  Total Net Assets$1,719,975,116
  # of Portfolio Investments31
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$612,447

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.4
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.1
Invesco Comstock Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Growth Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.2
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.0
Baillie Gifford International Stock Portfolio, Class A	4.5

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.5
U.S. Small Cap Equities	11.1
International Developed Market Equities	22.4
U.S. Large Cap Equities	49.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$28	0.56%

Key Fund Statistics

  Total Net Assets$7,381,935,508
  # of Portfolio Investments121
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$8,934,963

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.3
TCW Core Fixed Income Portfolio, Class A	6.0
PIMCO Total Return Portfolio, Class A	5.5
JPMorgan Core Bond Portfolio, Class A	4.3
U.S. Treasury Notes, 0.750%, due 05/31/26	3.8
Harris Oakmark International Portfolio, Class A	3.6
Western Asset Management U.S. Government Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.3
Baillie Gifford International Stock Portfolio, Class A	2.8
MFS Research International Portfolio, Class A	2.6

Asset Allocation

Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
Global Equities	2.4
International Fixed Income	2.5
U.S. Small Cap Equities	4.9
U.S. Mid Cap Equities	5.5
High Yield Fixed Income	5.8
International Developed Market Equities	12.4
U.S. Large Cap Equities	38.1
Investment Grade Fixed Income	64.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Key Fund Statistics

  Total Net Assets$832,069,072
  # of Portfolio Investments253
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$3,322,845

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

J & J Snack Foods Corp.	2.4
Innospec, Inc.	2.0
Avient Corp.	1.9
Mueller Industries, Inc.	1.8
Franklin Electric Co., Inc.	1.6
Hancock Whitney Corp.	1.6
Belden, Inc.	1.4
Atkore, Inc.	1.4
UMB Financial Corp.	1.4
Eagle Materials, Inc.	1.3

Top 10 Sectors

Value	Value
Utilities	1.9
Real Estate	3.9
Health Care	4.2
Information Technology	6.4
Consumer Staples	6.9
Consumer Discretionary	6.9
Energy	7.8
Materials	12.6
Financials	22.5
Industrials	24.7

Top Countries

Value	Value
Bermuda	0.3
United Kingdom	0.7
United States	97.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.03%

Key Fund Statistics

  Total Net Assets$832,069,072
  # of Portfolio Investments253
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$3,322,845

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

J & J Snack Foods Corp.	2.4
Innospec, Inc.	2.0
Avient Corp.	1.9
Mueller Industries, Inc.	1.8
Franklin Electric Co., Inc.	1.6
Hancock Whitney Corp.	1.6
Belden, Inc.	1.4
Atkore, Inc.	1.4
UMB Financial Corp.	1.4
Eagle Materials, Inc.	1.3

Top 10 Sectors

Value	Value
Utilities	1.9
Real Estate	3.9
Health Care	4.2
Information Technology	6.4
Consumer Staples	6.9
Consumer Discretionary	6.9
Energy	7.8
Materials	12.6
Financials	22.5
Industrials	24.7

Top Countries

Value	Value
Bermuda	0.3
United Kingdom	0.7
United States	97.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/abrdn Emerging Markets Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred subsequent to the reporting period.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%

Key Fund Statistics

  Total Net Assets$818,942,149
  # of Portfolio Investments67
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$3,606,909

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9
Tencent Holdings Ltd.	7.0
Samsung Electronics Co. Ltd.	6.9
Alibaba Group Holding Ltd.	3.4
HDFC Bank Ltd.	2.9
Power Grid Corp. of India Ltd.	2.8
Southern Copper Corp.	2.0
MediaTek, Inc.	2.0
Kaspi.KZ JSC	1.9
ICICI Bank Ltd.	1.9

Top 10 Sectors

Value	Value
Real Estate	2.4
Utilities	2.8
Energy	3.5
Materials	4.9
Consumer Staples	5.1
Industrials	9.0
Communication Services	9.3
Consumer Discretionary	11.2
Financials	20.6
Information Technology	30.3

Top 10 Countries

Value	Value
Indonesia	1.9
Kazakhstan	2.0
Saudi Arabia	2.2
Netherlands	2.8
Brazil	4.8
Mexico	6.4
South Korea	11.8
Taiwan	18.4
India	20.5
China	23.4

Material Fund Changes

This is a summary of certain changes to the Portfolio since June 30, 2024.

Subsequent to June 30, 2024, the Board of Trustees of Brighthouse Funds Trust I (the “Board”) approved a change of subadviser for the Portfolio from abrdn Investments Limited to SSGA Funds Management, Inc. effective on August 19, 2024. The Board also approved changes to the Portfolio’s investment objective, principal investment strategies, and a change in the name of the Portfolio to SSGA Emerging Markets Enhanced Index Portfolio II effective on August 19, 2024. Effective with this change, the Adviser is waiving additional advisory fees, anticipating a net advisory fee of 0.446% after taking account of such waiver.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/abrdn Emerging Markets Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

This report describes changes to the Portfolio that occurred subsequent to the reporting period.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$61	1.21%

Key Fund Statistics

  Total Net Assets$818,942,149
  # of Portfolio Investments67
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$3,606,909

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9
Tencent Holdings Ltd.	7.0
Samsung Electronics Co. Ltd.	6.9
Alibaba Group Holding Ltd.	3.4
HDFC Bank Ltd.	2.9
Power Grid Corp. of India Ltd.	2.8
Southern Copper Corp.	2.0
MediaTek, Inc.	2.0
Kaspi.KZ JSC	1.9
ICICI Bank Ltd.	1.9

Top 10 Sectors

Value	Value
Real Estate	2.4
Utilities	2.8
Energy	3.5
Materials	4.9
Consumer Staples	5.1
Industrials	9.0
Communication Services	9.3
Consumer Discretionary	11.2
Financials	20.6
Information Technology	30.3

Top 10 Countries

Value	Value
Indonesia	1.9
Kazakhstan	2.0
Saudi Arabia	2.2
Netherlands	2.8
Brazil	4.8
Mexico	6.4
South Korea	11.8
Taiwan	18.4
India	20.5
China	23.4

Material Fund Changes

This is a summary of certain changes to the Portfolio since June 30, 2024.

Subsequent to June 30, 2024, the Board of Trustees of Brighthouse Funds Trust I (the “Board”) approved a change of subadviser for the Portfolio from abrdn Investments Limited to SSGA Funds Management, Inc. effective on August 19, 2024. The Board also approved changes to the Portfolio’s investment objective, principal investment strategies, and a change in the name of the Portfolio to SSGA Emerging Markets Enhanced Index Portfolio II effective on August 19, 2024. Effective with this change, the Adviser is waiving additional advisory fees, anticipating a net advisory fee of 0.446% after taking account of such waiver.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Key Fund Statistics

  Total Net Assets$898,822,183
  # of Portfolio Investments73
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid$3,385,109

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	6.1
UBS Group AG	5.8
Amazon.com, Inc.	5.5
Linde PLC	4.6
Air Liquide SA	4.3
BAE Systems PLC	3.6
UCB SA	3.5
Argenx SE	3.4
Melrose Industries PLC	3.1
Deutsche Boerse AG	3.0

Top Sectors

Value	Value
Communication Services	2.4
Consumer Staples	2.4
Real Estate	2.9
Information Technology	3.9
Consumer Discretionary	5.5
Materials	11.9
Health Care	18.3
Financials	23.8
Industrials	24.5

Top 10 Countries

Value	Value
Canada	3.6
Italy	5.4
Netherlands	5.4
Switzerland	8.5
France	8.5
Germany	8.9
Denmark	8.9
Japan	11.1
United Kingdom	11.8
United States	12.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.05%

Key Fund Statistics

  Total Net Assets$898,822,183
  # of Portfolio Investments73
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid$3,385,109

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	6.1
UBS Group AG	5.8
Amazon.com, Inc.	5.5
Linde PLC	4.6
Air Liquide SA	4.3
BAE Systems PLC	3.6
UCB SA	3.5
Argenx SE	3.4
Melrose Industries PLC	3.1
Deutsche Boerse AG	3.0

Top Sectors

Value	Value
Communication Services	2.4
Consumer Staples	2.4
Real Estate	2.9
Information Technology	3.9
Consumer Discretionary	5.5
Materials	11.9
Health Care	18.3
Financials	23.8
Industrials	24.5

Top 10 Countries

Value	Value
Canada	3.6
Italy	5.4
Netherlands	5.4
Switzerland	8.5
France	8.5
Germany	8.9
Denmark	8.9
Japan	11.1
United Kingdom	11.8
United States	12.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

Key Fund Statistics

  Total Net Assets$584,733,951
  # of Portfolio Investments468
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,738,225

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	1.2
AmWINS Group, Inc.	1.2
Asurion LLC	1.2
Quikrete Holdings, Inc.	1.1
TransDigm, Inc.	1.1
INEOS U.S. Finance LLC	1.0
UKG, Inc.	1.0
Epicor Software Corp.	1.0
Wec U.S. Holdings Ltd.	0.9
Edelman Financial Engines Center LLC	0.8

Top 10 Sectors

Value	Value
Internet	2.6
Entertainment	3.0
Healthcare-Services	3.2
Building Materials	3.6
Retail	4.1
Diversified Financial Services	5.1
Chemicals	5.2
Insurance	5.7
Commercial Services	11.1
Software	13.8

Asset Allocation

Value	Value
Common Stocks	0.8
Corporate Bonds & Notes	2.9
Short-Term Investments	4.1
Floating Rate Loans	94.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.96%

Key Fund Statistics

  Total Net Assets$584,733,951
  # of Portfolio Investments468
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,738,225

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	1.2
AmWINS Group, Inc.	1.2
Asurion LLC	1.2
Quikrete Holdings, Inc.	1.1
TransDigm, Inc.	1.1
INEOS U.S. Finance LLC	1.0
UKG, Inc.	1.0
Epicor Software Corp.	1.0
Wec U.S. Holdings Ltd.	0.9
Edelman Financial Engines Center LLC	0.8

Top 10 Sectors

Value	Value
Internet	2.6
Entertainment	3.0
Healthcare-Services	3.2
Building Materials	3.6
Retail	4.1
Diversified Financial Services	5.1
Chemicals	5.2
Insurance	5.7
Commercial Services	11.1
Software	13.8

Asset Allocation

Value	Value
Common Stocks	0.8
Corporate Bonds & Notes	2.9
Short-Term Investments	4.1
Floating Rate Loans	94.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%

Key Fund Statistics

  Total Net Assets$721,980,174
  # of Portfolio Investments516
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$1,505,118

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.1
American Express Credit Account Master Trust	1.8
Goldman Sachs Group, Inc.	1.3
Discover Card Execution Note Trust	1.3
Morgan Stanley	1.2
JPMorgan Chase & Co.	1.2
U.S. Treasury Inflation-Indexed Notes	1.1
Honda Auto Receivables Owner Trust	1.1
GM Financial Consumer Automobile Receivables Trust	1.0
BA Credit Card Trust	1.0

Asset Allocation

Value	Value
Common Stocks	0.0Footnote Reference*
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Municipals	1.5
Floating Rate Loans	2.1
Short-Term Investments	4.7
Mortgage-Backed Securities	4.7
Asset-Backed Securities	18.2
U.S. Treasury & Government Agencies	23.8
Corporate Bonds & Notes	46.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.74%

Key Fund Statistics

  Total Net Assets$721,980,174
  # of Portfolio Investments516
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$1,505,118

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.1
American Express Credit Account Master Trust	1.8
Goldman Sachs Group, Inc.	1.3
Discover Card Execution Note Trust	1.3
Morgan Stanley	1.2
JPMorgan Chase & Co.	1.2
U.S. Treasury Inflation-Indexed Notes	1.1
Honda Auto Receivables Owner Trust	1.1
GM Financial Consumer Automobile Receivables Trust	1.0
BA Credit Card Trust	1.0

Asset Allocation

Value	Value
Common Stocks	0.0Footnote Reference*
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Municipals	1.5
Floating Rate Loans	2.1
Short-Term Investments	4.7
Mortgage-Backed Securities	4.7
Asset-Backed Securities	18.2
U.S. Treasury & Government Agencies	23.8
Corporate Bonds & Notes	46.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.74%

Key Fund Statistics

  Total Net Assets$502,780,533
  # of Portfolio Investments124
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$1,610,905

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Malaysia Government Bonds	8.6
Korea Treasury Bonds	8.2
Mexico Bonos	7.8
Colombia TES	6.7
Brazil Notas do Tesouro Nacional	6.5
India Government Bonds	5.1
Panama Government International Bonds	5.0
Egypt Treasury Bills	4.7
Indonesia Treasury Bonds	4.6
Norway Government Bonds	4.5

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.1
U.S. Treasury & Government Agencies	4.2
Short-Term Investments	5.8
Foreign Government	83.8

Top 10 Countries

Value	Value
Indonesia	4.6
Egypt	4.7
Panama	5.0
India	5.1
Brazil	6.5
Colombia	6.7
Mexico	7.8
South Korea	8.2
Malaysia	8.6
Australia	10.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.99%

Key Fund Statistics

  Total Net Assets$502,780,533
  # of Portfolio Investments124
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$1,610,905

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Malaysia Government Bonds	8.6
Korea Treasury Bonds	8.2
Mexico Bonos	7.8
Colombia TES	6.7
Brazil Notas do Tesouro Nacional	6.5
India Government Bonds	5.1
Panama Government International Bonds	5.0
Egypt Treasury Bills	4.7
Indonesia Treasury Bonds	4.6
Norway Government Bonds	4.5

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.1
U.S. Treasury & Government Agencies	4.2
Short-Term Investments	5.8
Foreign Government	83.8

Top 10 Countries

Value	Value
Indonesia	4.6
Egypt	4.7
Panama	5.0
India	5.1
Brazil	6.5
Colombia	6.7
Mexico	7.8
South Korea	8.2
Malaysia	8.6
Australia	10.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%

Key Fund Statistics

  Total Net Assets$2,432,083,673
  # of Portfolio Investments212
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$5,696,999

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apple, Inc.	6.1
Microsoft Corp.	5.9
Amazon.com, Inc.	5.4
Alphabet, Inc.	5.3
NVIDIA Corp.	5.1
Eli Lilly & Co.	2.1
Exxon Mobil Corp.	2.0
Adobe, Inc.	1.9
TJX Cos., Inc.	1.6
Advanced Micro Devices, Inc.	1.5

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.4
Consumer Staples	4.4
Energy	4.5
Industrials	7.3
Communication Services	9.4
Consumer Discretionary	11.2
Financials	13.4
Health Care	13.8
Information Technology	29.3

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Denmark	0.0Footnote Reference*
Switzerland	0.1
Ireland	0.2
Bermuda	0.2
China	0.5
United Kingdom	1.1
United States	97.5
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.76%

Key Fund Statistics

  Total Net Assets$2,432,083,673
  # of Portfolio Investments212
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$5,696,999

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apple, Inc.	6.1
Microsoft Corp.	5.9
Amazon.com, Inc.	5.4
Alphabet, Inc.	5.3
NVIDIA Corp.	5.1
Eli Lilly & Co.	2.1
Exxon Mobil Corp.	2.0
Adobe, Inc.	1.9
TJX Cos., Inc.	1.6
Advanced Micro Devices, Inc.	1.5

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.4
Consumer Staples	4.4
Energy	4.5
Industrials	7.3
Communication Services	9.4
Consumer Discretionary	11.2
Financials	13.4
Health Care	13.8
Information Technology	29.3

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Denmark	0.0Footnote Reference*
Switzerland	0.1
Ireland	0.2
Bermuda	0.2
China	0.5
United Kingdom	1.1
United States	97.5
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.66%

Key Fund Statistics

  Total Net Assets$2,432,083,673
  # of Portfolio Investments212
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$5,696,999

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apple, Inc.	6.1
Microsoft Corp.	5.9
Amazon.com, Inc.	5.4
Alphabet, Inc.	5.3
NVIDIA Corp.	5.1
Eli Lilly & Co.	2.1
Exxon Mobil Corp.	2.0
Adobe, Inc.	1.9
TJX Cos., Inc.	1.6
Advanced Micro Devices, Inc.	1.5

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.4
Consumer Staples	4.4
Energy	4.5
Industrials	7.3
Communication Services	9.4
Consumer Discretionary	11.2
Financials	13.4
Health Care	13.8
Information Technology	29.3

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Denmark	0.0Footnote Reference*
Switzerland	0.1
Ireland	0.2
Bermuda	0.2
China	0.5
United Kingdom	1.1
United States	97.5
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%

Key Fund Statistics

  Total Net Assets$919,447,492
  # of Portfolio Investments114
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$2,784,966

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Equinix, Inc.	6.7
Realty Income Corp.	6.3
Simon Property Group, Inc.	6.1
Public Storage	4.6
Welltower, Inc.	3.5
Sun Communities, Inc.	2.9
VICI Properties, Inc.	2.8
AvalonBay Communities, Inc.	2.4
CubeSmart	2.4
Goodman Group	2.2

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.8
Office Reits	2.1
Hotel & Resort Reits	2.8
Diversified Reits	5.4
Health Care Reits	6.5
Real Estate Management & Development	8.7
Residential Reits	9.6
Industrial Reits	14.4
Specialized Reits	20.7
Retail Reits	26.7

Top 10 Countries

Value	Value
Sweden	1.2
Belgium	1.4
Canada	3.2
Singapore	3.6
France	3.6
Hong Kong	3.8
United Kingdom	3.8
Australia	5.1
Japan	8.5
United States	63.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.90%

Key Fund Statistics

  Total Net Assets$919,447,492
  # of Portfolio Investments114
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$2,784,966

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Equinix, Inc.	6.7
Realty Income Corp.	6.3
Simon Property Group, Inc.	6.1
Public Storage	4.6
Welltower, Inc.	3.5
Sun Communities, Inc.	2.9
VICI Properties, Inc.	2.8
AvalonBay Communities, Inc.	2.4
CubeSmart	2.4
Goodman Group	2.2

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.8
Office Reits	2.1
Hotel & Resort Reits	2.8
Diversified Reits	5.4
Health Care Reits	6.5
Real Estate Management & Development	8.7
Residential Reits	9.6
Industrial Reits	14.4
Specialized Reits	20.7
Retail Reits	26.7

Top 10 Countries

Value	Value
Sweden	1.2
Belgium	1.4
Canada	3.2
Singapore	3.6
France	3.6
Hong Kong	3.8
United Kingdom	3.8
Australia	5.1
Japan	8.5
United States	63.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.80%

Key Fund Statistics

  Total Net Assets$919,447,492
  # of Portfolio Investments114
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$2,784,966

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Equinix, Inc.	6.7
Realty Income Corp.	6.3
Simon Property Group, Inc.	6.1
Public Storage	4.6
Welltower, Inc.	3.5
Sun Communities, Inc.	2.9
VICI Properties, Inc.	2.8
AvalonBay Communities, Inc.	2.4
CubeSmart	2.4
Goodman Group	2.2

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.8
Office Reits	2.1
Hotel & Resort Reits	2.8
Diversified Reits	5.4
Health Care Reits	6.5
Real Estate Management & Development	8.7
Residential Reits	9.6
Industrial Reits	14.4
Specialized Reits	20.7
Retail Reits	26.7

Top 10 Countries

Value	Value
Sweden	1.2
Belgium	1.4
Canada	3.2
Singapore	3.6
France	3.6
Hong Kong	3.8
United Kingdom	3.8
Australia	5.1
Japan	8.5
United States	63.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.73%

Key Fund Statistics

  Total Net Assets$2,121,483,265
  # of Portfolio Investments80
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$7,578,023

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

BNP Paribas SA	3.5
Bayer AG	3.5
Lloyds Banking Group PLC	3.3
CNH Industrial NV	3.2
Kering SA	3.0
Prudential PLC	2.9
Mercedes-Benz Group AG	2.7
Prosus NV	2.6
Continental AG	2.5
Fresenius Medical Care AG	2.5

Top Sectors

Value	Value
Communication Services	5.0
Materials	5.1
Consumer Staples	5.7
Information Technology	6.4
Health Care	13.5
Industrials	19.2
Financials	20.4
Consumer Discretionary	21.8

Top 10 Countries

Value	Value
Sweden	3.0
South Korea	3.3
Netherlands	3.6
Switzerland	3.6
Italy	3.6
China	4.5
United States	5.6
United Kingdom	12.5
France	15.0
Germany	25.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.98%

Key Fund Statistics

  Total Net Assets$2,121,483,265
  # of Portfolio Investments80
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$7,578,023

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

BNP Paribas SA	3.5
Bayer AG	3.5
Lloyds Banking Group PLC	3.3
CNH Industrial NV	3.2
Kering SA	3.0
Prudential PLC	2.9
Mercedes-Benz Group AG	2.7
Prosus NV	2.6
Continental AG	2.5
Fresenius Medical Care AG	2.5

Top Sectors

Value	Value
Communication Services	5.0
Materials	5.1
Consumer Staples	5.7
Information Technology	6.4
Health Care	13.5
Industrials	19.2
Financials	20.4
Consumer Discretionary	21.8

Top 10 Countries

Value	Value
Sweden	3.0
South Korea	3.3
Netherlands	3.6
Switzerland	3.6
Italy	3.6
China	4.5
United States	5.6
United Kingdom	12.5
France	15.0
Germany	25.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$43	0.88%

Key Fund Statistics

  Total Net Assets$2,121,483,265
  # of Portfolio Investments80
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$7,578,023

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

BNP Paribas SA	3.5
Bayer AG	3.5
Lloyds Banking Group PLC	3.3
CNH Industrial NV	3.2
Kering SA	3.0
Prudential PLC	2.9
Mercedes-Benz Group AG	2.7
Prosus NV	2.6
Continental AG	2.5
Fresenius Medical Care AG	2.5

Top Sectors

Value	Value
Communication Services	5.0
Materials	5.1
Consumer Staples	5.7
Information Technology	6.4
Health Care	13.5
Industrials	19.2
Financials	20.4
Consumer Discretionary	21.8

Top 10 Countries

Value	Value
Sweden	3.0
South Korea	3.3
Netherlands	3.6
Switzerland	3.6
Italy	3.6
China	4.5
United States	5.6
United Kingdom	12.5
France	15.0
Germany	25.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.93%

Key Fund Statistics

  Total Net Assets$1,096,845,216
  # of Portfolio Investments114
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$3,479,610

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Asset Allocation

Value	Value
U.S. Large Cap Equities	3.0
U.S. Small Cap Equities	4.8
Emerging Market Equities	6.5
International Developed Market Equities	15.9
Commodities	31.9
Global Developed Bonds	49.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Comstock Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%

Key Fund Statistics

  Total Net Assets$1,912,729,892
  # of Portfolio Investments102
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$5,100,494

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Wells Fargo & Co.	3.3
Bank of America Corp.	2.9
Microsoft Corp.	2.9
Philip Morris International, Inc.	2.7
Meta Platforms, Inc.	2.4
Elevance Health, Inc.	2.4
FedEx Corp.	2.2
Chevron Corp.	2.2
Suncor Energy, Inc.	2.1
Alphabet, Inc.	2.1

Top 10 Sectors

Value	Value
Utilities	1.3
Materials	3.3
Consumer Discretionary	3.7
Communication Services	9.0
Consumer Staples	9.4
Energy	10.3
Information Technology	11.8
Industrials	12.0
Health Care	15.8
Financials	18.9

Top Countries

Value	Value
China	1.5
United Kingdom	2.1
Canada	2.1
United States	90.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Comstock Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%

Key Fund Statistics

  Total Net Assets$1,912,729,892
  # of Portfolio Investments102
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$5,100,494

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Wells Fargo & Co.	3.3
Bank of America Corp.	2.9
Microsoft Corp.	2.9
Philip Morris International, Inc.	2.7
Meta Platforms, Inc.	2.4
Elevance Health, Inc.	2.4
FedEx Corp.	2.2
Chevron Corp.	2.2
Suncor Energy, Inc.	2.1
Alphabet, Inc.	2.1

Top 10 Sectors

Value	Value
Utilities	1.3
Materials	3.3
Consumer Discretionary	3.7
Communication Services	9.0
Consumer Staples	9.4
Energy	10.3
Information Technology	11.8
Industrials	12.0
Health Care	15.8
Financials	18.9

Top Countries

Value	Value
China	1.5
United Kingdom	2.1
Canada	2.1
United States	90.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.57%

Key Fund Statistics

  Total Net Assets$1,183,975,364
  # of Portfolio Investments75
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$3,069,069

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.2
Novo Nordisk AS	5.4
Analog Devices, Inc.	5.1
DLF Ltd.	4.8
Intuit, Inc.	4.1
S&P Global, Inc.	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.5
Airbus SE	3.4
NVIDIA Corp.	3.3

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.8
Financials	8.4
Consumer Discretionary	10.2
Industrials	10.3
Health Care	12.9
Communication Services	21.9
Information Technology	30.9

Top 10 Countries

Value	Value
Spain	1.2
Netherlands	2.3
China	2.3
Germany	3.7
Japan	4.2
Sweden	4.9
Denmark	5.4
India	6.8
France	8.4
United States	57.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.82%

Key Fund Statistics

  Total Net Assets$1,183,975,364
  # of Portfolio Investments75
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$3,069,069

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.2
Novo Nordisk AS	5.4
Analog Devices, Inc.	5.1
DLF Ltd.	4.8
Intuit, Inc.	4.1
S&P Global, Inc.	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.5
Airbus SE	3.4
NVIDIA Corp.	3.3

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.8
Financials	8.4
Consumer Discretionary	10.2
Industrials	10.3
Health Care	12.9
Communication Services	21.9
Information Technology	30.9

Top 10 Countries

Value	Value
Spain	1.2
Netherlands	2.3
China	2.3
Germany	3.7
Japan	4.2
Sweden	4.9
Denmark	5.4
India	6.8
France	8.4
United States	57.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.72%

Key Fund Statistics

  Total Net Assets$1,183,975,364
  # of Portfolio Investments75
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$3,069,069

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.2
Novo Nordisk AS	5.4
Analog Devices, Inc.	5.1
DLF Ltd.	4.8
Intuit, Inc.	4.1
S&P Global, Inc.	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.5
Airbus SE	3.4
NVIDIA Corp.	3.3

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.8
Financials	8.4
Consumer Discretionary	10.2
Industrials	10.3
Health Care	12.9
Communication Services	21.9
Information Technology	30.9

Top 10 Countries

Value	Value
Spain	1.2
Netherlands	2.3
China	2.3
Germany	3.7
Japan	4.2
Sweden	4.9
Denmark	5.4
India	6.8
France	8.4
United States	57.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.81%

Key Fund Statistics

  Total Net Assets$895,884,137
  # of Portfolio Investments142
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$3,569,476

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Glaukos Corp.	1.7
Natera, Inc.	1.6
Onto Innovation, Inc.	1.5
Wingstop, Inc.	1.5
TransMedics Group, Inc.	1.4
Clean Harbors, Inc.	1.3
Tenet Healthcare Corp.	1.3
Guidewire Software, Inc.	1.3
TMX Group Ltd.	1.3
nVent Electric PLC	1.2

Top Sectors

Value	Value
Real Estate	1.4
Materials	3.6
Energy	4.1
Consumer Staples	4.6
Financials	6.0
Consumer Discretionary	12.4
Industrials	19.6
Information Technology	22.4
Health Care	23.5

Top Countries

Value	Value
Japan	0.7
Denmark	0.7
United Kingdom	0.9
Thailand	1.1
Israel	1.3
Canada	2.6
United States	90.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$55	1.06%

Key Fund Statistics

  Total Net Assets$895,884,137
  # of Portfolio Investments142
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$3,569,476

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Glaukos Corp.	1.7
Natera, Inc.	1.6
Onto Innovation, Inc.	1.5
Wingstop, Inc.	1.5
TransMedics Group, Inc.	1.4
Clean Harbors, Inc.	1.3
Tenet Healthcare Corp.	1.3
Guidewire Software, Inc.	1.3
TMX Group Ltd.	1.3
nVent Electric PLC	1.2

Top Sectors

Value	Value
Real Estate	1.4
Materials	3.6
Energy	4.1
Consumer Staples	4.6
Financials	6.0
Consumer Discretionary	12.4
Industrials	19.6
Information Technology	22.4
Health Care	23.5

Top Countries

Value	Value
Japan	0.7
Denmark	0.7
United Kingdom	0.9
Thailand	1.1
Israel	1.3
Canada	2.6
United States	90.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$50	0.96%

Key Fund Statistics

  Total Net Assets$895,884,137
  # of Portfolio Investments142
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$3,569,476

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Glaukos Corp.	1.7
Natera, Inc.	1.6
Onto Innovation, Inc.	1.5
Wingstop, Inc.	1.5
TransMedics Group, Inc.	1.4
Clean Harbors, Inc.	1.3
Tenet Healthcare Corp.	1.3
Guidewire Software, Inc.	1.3
TMX Group Ltd.	1.3
nVent Electric PLC	1.2

Top Sectors

Value	Value
Real Estate	1.4
Materials	3.6
Energy	4.1
Consumer Staples	4.6
Financials	6.0
Consumer Discretionary	12.4
Industrials	19.6
Information Technology	22.4
Health Care	23.5

Top Countries

Value	Value
Japan	0.7
Denmark	0.7
United Kingdom	0.9
Thailand	1.1
Israel	1.3
Canada	2.6
United States	90.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.45%

Key Fund Statistics

  Total Net Assets$1,343,282,940
  # of Portfolio Investments1,108
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,700,866

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	13.1
U.S. Treasury Notes	13.0
U.S. Treasury Bonds	11.0
Government National Mortgage Association	4.0
U.S. Treasury STRIPS Coupon	3.4
Federal Home Loan Mortgage Corp.	3.0
Federal National Mortgage Association-ACES	2.3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.7
Government National Mortgage Association REMICS	1.7
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.1

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Foreign Government	0.3
Short-Term Investments	0.5
Mortgage-Backed Securities	3.1
Asset-Backed Securities	12.6
Corporate Bonds & Notes	26.6
U.S. Treasury & Government Agencies	56.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.70%

Key Fund Statistics

  Total Net Assets$1,343,282,940
  # of Portfolio Investments1,108
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,700,866

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	13.1
U.S. Treasury Notes	13.0
U.S. Treasury Bonds	11.0
Government National Mortgage Association	4.0
U.S. Treasury STRIPS Coupon	3.4
Federal Home Loan Mortgage Corp.	3.0
Federal National Mortgage Association-ACES	2.3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.7
Government National Mortgage Association REMICS	1.7
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.1

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Foreign Government	0.3
Short-Term Investments	0.5
Mortgage-Backed Securities	3.1
Asset-Backed Securities	12.6
Corporate Bonds & Notes	26.6
U.S. Treasury & Government Agencies	56.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.98%

Key Fund Statistics

  Total Net Assets$1,418,684,519
  # of Portfolio Investments1,394
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid$4,768,074

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR Bloomberg High Yield Bond ETF	3.7
Microsoft Corp.	2.0
NVIDIA Corp.	1.7
Apple, Inc.	1.5
Amazon.com, Inc.	1.4
Bank of America Corp.	1.3
Meta Platforms, Inc.	1.0
Mastercard, Inc.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
Nestle SA	0.7

Top 10 Fixed Income Issuers

Barclays Bank PLC	1.9
Federal National Mortgage Association	1.6
U.S. Treasury Notes	1.5
STMicroelectronics NV	1.0
Safran SA	0.9
U.S. Treasury Bonds	0.9
Akamai Technologies, Inc.	0.8
Government National Mortgage Association	0.8
Booking Holdings, Inc.	0.6
Schneider Electric SE	0.6

Top 10 Countries

Value	Value
India	1.0
Australia	1.1
Singapore	1.2
Spain	1.4
South Korea	1.9
Germany	1.9
Japan	3.2
United Kingdom	4.4
France	4.8
United States	54.8

Asset Allocation

Value	Value
Preferred Stocks	0.4
Mortgage-Backed Securities	0.4
Convertible Preferred Stocks	1.0
Asset-Backed Securities	1.4
Mutual Funds	3.7
U.S. Treasury & Government Agencies	5.7
Corporate Bonds & Notes	11.9
Short-Term Investments	14.1
Convertible Bonds	17.9
Common Stocks	42.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Key Fund Statistics

  Total Net Assets$354,624,340
  # of Portfolio Investments419
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,283,867

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Commercial Metals Co.	0.9
Knowles Corp.	0.8
Old National Bancorp	0.8
Essent Group Ltd.	0.8
SM Energy Co.	0.8
Mueller Industries, Inc.	0.8
Bank of NT Butterfield & Son Ltd.	0.7
First BanCorp	0.7
Mr Cooper Group, Inc.	0.7
ABM Industries, Inc.	0.7

Top 10 Sectors

Value	Value
Consumer Staples	2.3
Materials	3.8
Utilities	4.4
Information Technology	7.1
Energy	7.8
Health Care	8.2
Consumer Discretionary	10.4
Real Estate	11.3
Industrials	12.8
Financials	25.7

Top Countries

Value	Value
Bahamas	0.1
Ireland	0.1
Monaco	0.4
Brazil	0.5
Bermuda	0.8
Canada	0.8
Puerto Rico	2.5
United States	90.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	1.02%

Key Fund Statistics

  Total Net Assets$354,624,340
  # of Portfolio Investments419
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,283,867

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Commercial Metals Co.	0.9
Knowles Corp.	0.8
Old National Bancorp	0.8
Essent Group Ltd.	0.8
SM Energy Co.	0.8
Mueller Industries, Inc.	0.8
Bank of NT Butterfield & Son Ltd.	0.7
First BanCorp	0.7
Mr Cooper Group, Inc.	0.7
ABM Industries, Inc.	0.7

Top 10 Sectors

Value	Value
Consumer Staples	2.3
Materials	3.8
Utilities	4.4
Information Technology	7.1
Energy	7.8
Health Care	8.2
Consumer Discretionary	10.4
Real Estate	11.3
Industrials	12.8
Financials	25.7

Top Countries

Value	Value
Bahamas	0.1
Ireland	0.1
Monaco	0.4
Brazil	0.5
Bermuda	0.8
Canada	0.8
Puerto Rico	2.5
United States	90.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Key Fund Statistics

  Total Net Assets$385,073,159
  # of Portfolio Investments487
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$1,316,615

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Amazon.com, Inc.	3.5
NVIDIA Corp.	3.5
S&P Global, Inc.	3.4
Alphabet, Inc.	3.4
Atlas Copco AB	2.6
Linde PLC	2.6
Mastercard, Inc.	2.5
ASML Holding NV	2.5
UnitedHealth Group, Inc.	2.4
Airbnb, Inc.	2.3

Top 10 Fixed Income Issuers

U.S. Treasury Notes	1.7
Canada Government Bonds	1.1
Teva Pharmaceutical Finance Netherlands III BV	1.0
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.	0.9
Uber Technologies, Inc.	0.8
CSC Holdings LLC	0.7
DISH Network Corp.	0.7
Boeing Co.	0.6
Broadcom, Inc.	0.6
Mexico Bonos	0.6

Top 10 Countries

Value	Value
Mexico	1.1
Australia	1.6
France	1.8
Taiwan	2.1
Japan	2.3
Netherlands	2.7
Canada	2.7
Sweden	2.8
United Kingdom	3.1
United States	68.0

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.0Footnote Reference*
Municipals	0.1
Floating Rate Loans	0.6
Short-Term Investments	1.1
Convertible Bonds	1.9
U.S. Treasury & Government Agencies	2.6
Foreign Government	7.7
Corporate Bonds & Notes	17.9
Common Stocks	66.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.05%

Key Fund Statistics

  Total Net Assets$385,073,159
  # of Portfolio Investments487
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$1,316,615

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Amazon.com, Inc.	3.5
NVIDIA Corp.	3.5
S&P Global, Inc.	3.4
Alphabet, Inc.	3.4
Atlas Copco AB	2.6
Linde PLC	2.6
Mastercard, Inc.	2.5
ASML Holding NV	2.5
UnitedHealth Group, Inc.	2.4
Airbnb, Inc.	2.3

Top 10 Fixed Income Issuers

U.S. Treasury Notes	1.7
Canada Government Bonds	1.1
Teva Pharmaceutical Finance Netherlands III BV	1.0
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.	0.9
Uber Technologies, Inc.	0.8
CSC Holdings LLC	0.7
DISH Network Corp.	0.7
Boeing Co.	0.6
Broadcom, Inc.	0.6
Mexico Bonos	0.6

Top 10 Countries

Value	Value
Mexico	1.1
Australia	1.6
France	1.8
Taiwan	2.1
Japan	2.3
Netherlands	2.7
Canada	2.7
Sweden	2.8
United Kingdom	3.1
United States	68.0

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.0Footnote Reference*
Municipals	0.1
Floating Rate Loans	0.6
Short-Term Investments	1.1
Convertible Bonds	1.9
U.S. Treasury & Government Agencies	2.6
Foreign Government	7.7
Corporate Bonds & Notes	17.9
Common Stocks	66.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.55%

Key Fund Statistics

  Total Net Assets$3,132,032,396
  # of Portfolio Investments67
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$8,175,582

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.9
Meta Platforms, Inc.	7.3
Alphabet, Inc.	6.9
Amazon.com, Inc.	6.0
Tesla, Inc.	5.9
Microsoft Corp.	5.2
Netflix, Inc.	5.2
Boeing Co.	4.9
Visa, Inc.	4.7
Oracle Corp.	4.6

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	6.8
Financials	8.5
Health Care	12.9
Consumer Discretionary	15.2
Communication Services	22.1
Information Technology	29.9

Top Countries

Value	Value
China	0.9
Switzerland	1.1
Canada	1.8
Denmark	2.3
United States	91.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.80%

Key Fund Statistics

  Total Net Assets$3,132,032,396
  # of Portfolio Investments67
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$8,175,582

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.9
Meta Platforms, Inc.	7.3
Alphabet, Inc.	6.9
Amazon.com, Inc.	6.0
Tesla, Inc.	5.9
Microsoft Corp.	5.2
Netflix, Inc.	5.2
Boeing Co.	4.9
Visa, Inc.	4.7
Oracle Corp.	4.6

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	6.8
Financials	8.5
Health Care	12.9
Consumer Discretionary	15.2
Communication Services	22.1
Information Technology	29.9

Top Countries

Value	Value
China	0.9
Switzerland	1.1
Canada	1.8
Denmark	2.3
United States	91.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.70%

Key Fund Statistics

  Total Net Assets$3,132,032,396
  # of Portfolio Investments67
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$8,175,582

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.9
Meta Platforms, Inc.	7.3
Alphabet, Inc.	6.9
Amazon.com, Inc.	6.0
Tesla, Inc.	5.9
Microsoft Corp.	5.2
Netflix, Inc.	5.2
Boeing Co.	4.9
Visa, Inc.	4.7
Oracle Corp.	4.6

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	6.8
Financials	8.5
Health Care	12.9
Consumer Discretionary	15.2
Communication Services	22.1
Information Technology	29.9

Top Countries

Value	Value
China	0.9
Switzerland	1.1
Canada	1.8
Denmark	2.3
United States	91.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$23	0.45%

Key Fund Statistics

  Total Net Assets$1,258,324,595
  # of Portfolio Investments25
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$1,101,396

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Asset Allocation

Value	Value
U.S. Small Cap Equities	5.8
U.S. Mid Cap Equities	9.7
International Developed Market Equities	22.4
U.S. Large Cap Equities	34.0
Investment Grade Fixed Income	39.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Key Fund Statistics

  Total Net Assets$1,494,911,624
  # of Portfolio Investments110
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$4,496,225

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	4.0
Schneider Electric SE	3.5
Linde PLC	3.2
Hitachi Ltd.	2.8
Roche Holding AG	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.3
Nestle SA	2.3
NatWest Group PLC	1.9
TotalEnergies SE	1.7
Euronext NV	1.6

Top 10 Sectors

Value	Value
Utilities	2.5
Communication Services	3.0
Energy	4.9
Consumer Staples	6.9
Materials	9.1
Information Technology	9.2
Consumer Discretionary	9.8
Health Care	13.0
Industrials	18.8
Financials	20.1

Top 10 Countries

Value	Value
Hong Kong	2.8
Australia	4.3
Denmark	4.6
Netherlands	5.2
Switzerland	5.4
Germany	5.7
France	8.1
United Kingdom	9.8
United States	18.3
Japan	19.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.89%

Key Fund Statistics

  Total Net Assets$1,494,911,624
  # of Portfolio Investments110
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$4,496,225

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	4.0
Schneider Electric SE	3.5
Linde PLC	3.2
Hitachi Ltd.	2.8
Roche Holding AG	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.3
Nestle SA	2.3
NatWest Group PLC	1.9
TotalEnergies SE	1.7
Euronext NV	1.6

Top 10 Sectors

Value	Value
Utilities	2.5
Communication Services	3.0
Energy	4.9
Consumer Staples	6.9
Materials	9.1
Information Technology	9.2
Consumer Discretionary	9.8
Health Care	13.0
Industrials	18.8
Financials	20.1

Top 10 Countries

Value	Value
Hong Kong	2.8
Australia	4.3
Denmark	4.6
Netherlands	5.2
Switzerland	5.4
Germany	5.7
France	8.1
United Kingdom	9.8
United States	18.3
Japan	19.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$40	0.79%

Key Fund Statistics

  Total Net Assets$1,494,911,624
  # of Portfolio Investments110
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$4,496,225

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	4.0
Schneider Electric SE	3.5
Linde PLC	3.2
Hitachi Ltd.	2.8
Roche Holding AG	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.3
Nestle SA	2.3
NatWest Group PLC	1.9
TotalEnergies SE	1.7
Euronext NV	1.6

Top 10 Sectors

Value	Value
Utilities	2.5
Communication Services	3.0
Energy	4.9
Consumer Staples	6.9
Materials	9.1
Information Technology	9.2
Consumer Discretionary	9.8
Health Care	13.0
Industrials	18.8
Financials	20.1

Top 10 Countries

Value	Value
Hong Kong	2.8
Australia	4.3
Denmark	4.6
Netherlands	5.2
Switzerland	5.4
Germany	5.7
France	8.1
United Kingdom	9.8
United States	18.3
Japan	19.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%

Key Fund Statistics

  Total Net Assets$1,042,801,648
  # of Portfolio Investments92
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$3,307,031

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	8.2
Trade Desk, Inc.	7.4
DoorDash, Inc.	6.8
Global-e Online Ltd.	5.5
Affirm Holdings, Inc.	5.3
Samsara, Inc.	5.2
ROBLOX Corp.	4.9
Royalty Pharma PLC	4.5
Carvana Co.	4.1
Adyen NV	3.6

Top Sectors

Value	Value
Industrials	2.3
Consumer Staples	2.4
Financials	10.3
Communication Services	12.3
Health Care	13.9
Consumer Discretionary	23.3
Information Technology	30.9

Top Countries

Value	Value
South Korea	1.6
Singapore	1.9
Switzerland	2.5
Netherlands	3.7
Israel	5.5
United States	80.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.92%

Key Fund Statistics

  Total Net Assets$1,042,801,648
  # of Portfolio Investments92
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$3,307,031

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	8.2
Trade Desk, Inc.	7.4
DoorDash, Inc.	6.8
Global-e Online Ltd.	5.5
Affirm Holdings, Inc.	5.3
Samsara, Inc.	5.2
ROBLOX Corp.	4.9
Royalty Pharma PLC	4.5
Carvana Co.	4.1
Adyen NV	3.6

Top Sectors

Value	Value
Industrials	2.3
Consumer Staples	2.4
Financials	10.3
Communication Services	12.3
Health Care	13.9
Consumer Discretionary	23.3
Information Technology	30.9

Top Countries

Value	Value
South Korea	1.6
Singapore	1.9
Switzerland	2.5
Netherlands	3.7
Israel	5.5
United States	80.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$41	0.82%

Key Fund Statistics

  Total Net Assets$1,042,801,648
  # of Portfolio Investments92
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$3,307,031

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	8.2
Trade Desk, Inc.	7.4
DoorDash, Inc.	6.8
Global-e Online Ltd.	5.5
Affirm Holdings, Inc.	5.3
Samsara, Inc.	5.2
ROBLOX Corp.	4.9
Royalty Pharma PLC	4.5
Carvana Co.	4.1
Adyen NV	3.6

Top Sectors

Value	Value
Industrials	2.3
Consumer Staples	2.4
Financials	10.3
Communication Services	12.3
Health Care	13.9
Consumer Discretionary	23.3
Information Technology	30.9

Top Countries

Value	Value
South Korea	1.6
Singapore	1.9
Switzerland	2.5
Netherlands	3.7
Israel	5.5
United States	80.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.90%

Key Fund Statistics

  Total Net Assets$1,871,274,534
  # of Portfolio Investments731
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$5,768,403

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1
Galp Energia SGPS SA	0.1
BKW AG	0.1
WH Group Ltd.	0.1
Osaka Gas Co. Ltd.	0.1
Swisscom AG	0.1
Tokyo Gas Co. Ltd.	0.1
HKT Trust & HKT Ltd.	0.1
TotalEnergies SE	0.1
Telenor ASA	0.1

Top Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	5.8
U.K. Inflation-Linked Gilts	5.3
French Republic Government Bonds OAT	2.9
Deutsche Bundesrepublik Bonds Inflation-Linked	2.4
Italy Buoni Poliennali Del Tesoro	1.8
U.S. Treasury Inflation-Indexed Bonds	1.3

Top 10 Countries

Value	Value
Hong Kong	0.3
Australia	0.3
Switzerland	0.6
Canada	0.6
Italy	1.8
Japan	2.2
Germany	2.8
France	3.4
United Kingdom	5.9
United States	10.5

Asset Allocation

Value	Value
U.S. Small Cap Equities	3.9
Global Developed Inflation-Linked	9.2
U.S. Large Cap Equities	19.2
International Equities	26.1
Commodities	29.8
Global Developed Bonds	65.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Key Fund Statistics

  Total Net Assets$1,612,914,347
  # of Portfolio Investments509
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$3,918,702

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	47.2
U.S. Treasury Inflation-Indexed Bonds	33.5
Uniform Mortgage-Backed Security, TBA	9.4
Italy Buoni Poliennali Del Tesoro	4.0
Government National Mortgage Association, TBA	2.7
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.6
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.5
Mortgage-Backed Securities	1.5
Foreign Government	7.8
Asset-Backed Securities	9.7
Short-Term Investments	52.8
U.S. Treasury & Government Agencies	96.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	1.00%

Key Fund Statistics

  Total Net Assets$1,612,914,347
  # of Portfolio Investments509
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$3,918,702

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	47.2
U.S. Treasury Inflation-Indexed Bonds	33.5
Uniform Mortgage-Backed Security, TBA	9.4
Italy Buoni Poliennali Del Tesoro	4.0
Government National Mortgage Association, TBA	2.7
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.6
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.5
Mortgage-Backed Securities	1.5
Foreign Government	7.8
Asset-Backed Securities	9.7
Short-Term Investments	52.8
U.S. Treasury & Government Agencies	96.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$45	0.90%

Key Fund Statistics

  Total Net Assets$1,612,914,347
  # of Portfolio Investments509
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$3,918,702

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	47.2
U.S. Treasury Inflation-Indexed Bonds	33.5
Uniform Mortgage-Backed Security, TBA	9.4
Italy Buoni Poliennali Del Tesoro	4.0
Government National Mortgage Association, TBA	2.7
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.6
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.5
Mortgage-Backed Securities	1.5
Foreign Government	7.8
Asset-Backed Securities	9.7
Short-Term Investments	52.8
U.S. Treasury & Government Agencies	96.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.61%

Key Fund Statistics

  Total Net Assets$3,876,937,840
  # of Portfolio Investments1,550
  Portfolio Turnover Rate293%
  Total Advisory Fees Paid$8,704,981

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	44.2
U.S. Treasury Bonds	11.6
U.S. Treasury Inflation-Indexed Notes	2.2
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.8
Federal National Mortgage Association	1.7
Federal Home Loan Mortgage Corp.	1.7
UBS Group AG	1.2
Benchmark Mortgage Trust	1.2
Ripon Mortgages PLC	1.0

Asset Allocation

Value	Value
Floating Rate Loans	0.4
Municipals	1.0
Foreign Government	4.9
Short-Term Investments	5.1
Mortgage-Backed Securities	13.4
Asset-Backed Securities	14.2
Corporate Bonds & Notes	39.6
U.S. Treasury & Government Agencies	66.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.86%

Key Fund Statistics

  Total Net Assets$3,876,937,840
  # of Portfolio Investments1,550
  Portfolio Turnover Rate293%
  Total Advisory Fees Paid$8,704,981

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	44.2
U.S. Treasury Bonds	11.6
U.S. Treasury Inflation-Indexed Notes	2.2
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.8
Federal National Mortgage Association	1.7
Federal Home Loan Mortgage Corp.	1.7
UBS Group AG	1.2
Benchmark Mortgage Trust	1.2
Ripon Mortgages PLC	1.0

Asset Allocation

Value	Value
Floating Rate Loans	0.4
Municipals	1.0
Foreign Government	4.9
Short-Term Investments	5.1
Mortgage-Backed Securities	13.4
Asset-Backed Securities	14.2
Corporate Bonds & Notes	39.6
U.S. Treasury & Government Agencies	66.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.76%

Key Fund Statistics

  Total Net Assets$3,876,937,840
  # of Portfolio Investments1,550
  Portfolio Turnover Rate293%
  Total Advisory Fees Paid$8,704,981

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	44.2
U.S. Treasury Bonds	11.6
U.S. Treasury Inflation-Indexed Notes	2.2
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.8
Federal National Mortgage Association	1.7
Federal Home Loan Mortgage Corp.	1.7
UBS Group AG	1.2
Benchmark Mortgage Trust	1.2
Ripon Mortgages PLC	1.0

Asset Allocation

Value	Value
Floating Rate Loans	0.4
Municipals	1.0
Foreign Government	4.9
Short-Term Investments	5.1
Mortgage-Backed Securities	13.4
Asset-Backed Securities	14.2
Corporate Bonds & Notes	39.6
U.S. Treasury & Government Agencies	66.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.94%

Key Fund Statistics

  Total Net Assets$1,056,319,738
  # of Portfolio Investments960
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$3,258,069

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	3.5
Microsoft Corp.	2.9
NVIDIA Corp.	2.7
Apple, Inc.	2.3
Alphabet, Inc.	2.0
Amazon.com, Inc.	1.7
Meta Platforms, Inc.	1.0
Eli Lilly & Co.	0.9
JPMorgan Chase & Co.	0.8
Broadcom, Inc.	0.6

Top 10 Fixed Income Issuers

Bank of America Corp.	1.3
UBS Group AG	1.2
Wells Fargo & Co.	1.1
Truist Financial Corp.	0.9
T-Mobile USA, Inc.	0.9
AT&T, Inc.	0.8
Anheuser-Busch InBev Worldwide, Inc.	0.7
Bank of Ireland Group PLC	0.7
Cheniere Corpus Christi Holdings LLC	0.7
Rogers Communications, Inc.	0.7

Top 10 Countries

Value	Value
Netherlands	0.7
Belgium	0.8
France	1.1
United Kingdom	1.1
Germany	1.2
Ireland	1.3
Switzerland	1.7
Japan	2.2
Canada	2.6
United States	74.4

Asset Allocation

Value	Value
Warrants	0.0
Preferred Stocks	0.1
Mutual Funds	4.1
Short-Term Investments	6.9
Corporate Bonds & Notes	34.8
Common Stocks	51.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.72%

Key Fund Statistics

  Total Net Assets$412,941,870
  # of Portfolio Investments650
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$996,232

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Samsung Electronics Co. Ltd.	4.3
Tencent Holdings Ltd.	4.3
Alibaba Group Holding Ltd.	2.0
SK Hynix, Inc.	1.4
Reliance Industries Ltd.	1.3
Hon Hai Precision Industry Co. Ltd.	1.3
MediaTek, Inc.	1.0
Infosys Ltd.	0.9
PDD Holdings, Inc.	0.9

Top 10 Sectors

Value	Value
Utilities	2.8
Health Care	3.1
Consumer Staples	4.9
Energy	5.1
Materials	6.6
Industrials	6.6
Communication Services	8.9
Consumer Discretionary	12.1
Financials	21.4
Information Technology	24.8

Top 10 Countries

Value	Value
United Arab Emirates	1.3
Indonesia	1.6
Mexico	2.3
South Africa	2.6
Saudi Arabia	3.7
Brazil	4.1
South Korea	12.2
India	18.6
Taiwan	19.1
China	24.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	0.97%

Key Fund Statistics

  Total Net Assets$412,941,870
  # of Portfolio Investments650
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$996,232

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Samsung Electronics Co. Ltd.	4.3
Tencent Holdings Ltd.	4.3
Alibaba Group Holding Ltd.	2.0
SK Hynix, Inc.	1.4
Reliance Industries Ltd.	1.3
Hon Hai Precision Industry Co. Ltd.	1.3
MediaTek, Inc.	1.0
Infosys Ltd.	0.9
PDD Holdings, Inc.	0.9

Top 10 Sectors

Value	Value
Utilities	2.8
Health Care	3.1
Consumer Staples	4.9
Energy	5.1
Materials	6.6
Industrials	6.6
Communication Services	8.9
Consumer Discretionary	12.1
Financials	21.4
Information Technology	24.8

Top 10 Countries

Value	Value
United Arab Emirates	1.3
Indonesia	1.6
Mexico	2.3
South Africa	2.6
Saudi Arabia	3.7
Brazil	4.1
South Korea	12.2
India	18.6
Taiwan	19.1
China	24.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%

Key Fund Statistics

  Total Net Assets$1,726,112,030
  # of Portfolio Investments52
  Portfolio Turnover Rate46%
  Total Advisory Fees Paid$2,661,700

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	14.0
SPDR Portfolio Developed World ex-US ETF	13.9
iShares Core S&P 500 ETF	11.0
iShares Core MSCI Emerging Markets ETF	10.0
Vanguard Total Bond Market ETF	9.0
SPDR Bloomberg High Yield Bond ETF	6.0
iShares Core S&P Small-Cap ETF	5.1
iShares 0-5 Year TIPS Bond ETF	4.0
SPDR Gold Shares	3.2
iShares Core S&P Mid-Cap ETF	3.0

Asset Allocation

Value	Value
U.S. Mid Cap Equities	3.0
Commodities	3.2
U.S. Small Cap Equities	5.1
Emerging Market Equities	10.0
High Yield Fixed Income	11.0
International Developed Market Equities	15.9
Investment Grade Fixed Income	15.9
U.S. Large Cap Equities	31.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.58%

Key Fund Statistics

  Total Net Assets$1,726,112,030
  # of Portfolio Investments52
  Portfolio Turnover Rate46%
  Total Advisory Fees Paid$2,661,700

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	14.0
SPDR Portfolio Developed World ex-US ETF	13.9
iShares Core S&P 500 ETF	11.0
iShares Core MSCI Emerging Markets ETF	10.0
Vanguard Total Bond Market ETF	9.0
SPDR Bloomberg High Yield Bond ETF	6.0
iShares Core S&P Small-Cap ETF	5.1
iShares 0-5 Year TIPS Bond ETF	4.0
SPDR Gold Shares	3.2
iShares Core S&P Mid-Cap ETF	3.0

Asset Allocation

Value	Value
U.S. Mid Cap Equities	3.0
Commodities	3.2
U.S. Small Cap Equities	5.1
Emerging Market Equities	10.0
High Yield Fixed Income	11.0
International Developed Market Equities	15.9
Investment Grade Fixed Income	15.9
U.S. Large Cap Equities	31.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$25	0.48%

Key Fund Statistics

  Total Net Assets$1,726,112,030
  # of Portfolio Investments52
  Portfolio Turnover Rate46%
  Total Advisory Fees Paid$2,661,700

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	14.0
SPDR Portfolio Developed World ex-US ETF	13.9
iShares Core S&P 500 ETF	11.0
iShares Core MSCI Emerging Markets ETF	10.0
Vanguard Total Bond Market ETF	9.0
SPDR Bloomberg High Yield Bond ETF	6.0
iShares Core S&P Small-Cap ETF	5.1
iShares 0-5 Year TIPS Bond ETF	4.0
SPDR Gold Shares	3.2
iShares Core S&P Mid-Cap ETF	3.0

Asset Allocation

Value	Value
U.S. Mid Cap Equities	3.0
Commodities	3.2
U.S. Small Cap Equities	5.1
Emerging Market Equities	10.0
High Yield Fixed Income	11.0
International Developed Market Equities	15.9
Investment Grade Fixed Income	15.9
U.S. Large Cap Equities	31.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.36%

Key Fund Statistics

  Total Net Assets$747,396,261
  # of Portfolio Investments51
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$1,183,347

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR Portfolio Developed World ex-US ETF	18.3
SPDR S&P 500 ETF Trust	17.0
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.5
iShares Core S&P Small-Cap ETF	6.6
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	3.2
Energy Select Sector SPDR Fund	3.0
Schwab International Small-Cap Equity ETF	3.0
Industrial Select Sector SPDR Fund	3.0

Asset Allocation

Value	Value
Investment Grade Fixed Income	2.0
Commodities	4.2
U.S. Mid Cap Equities	4.5
High Yield Fixed Income	5.5
U.S. Small Cap Equities	6.6
Emerging Market Equities	12.5
International Developed Market Equities	21.3
U.S. Large Cap Equities	38.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.61%

Key Fund Statistics

  Total Net Assets$747,396,261
  # of Portfolio Investments51
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$1,183,347

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR Portfolio Developed World ex-US ETF	18.3
SPDR S&P 500 ETF Trust	17.0
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.5
iShares Core S&P Small-Cap ETF	6.6
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	3.2
Energy Select Sector SPDR Fund	3.0
Schwab International Small-Cap Equity ETF	3.0
Industrial Select Sector SPDR Fund	3.0

Asset Allocation

Value	Value
Investment Grade Fixed Income	2.0
Commodities	4.2
U.S. Mid Cap Equities	4.5
High Yield Fixed Income	5.5
U.S. Small Cap Equities	6.6
Emerging Market Equities	12.5
International Developed Market Equities	21.3
U.S. Large Cap Equities	38.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.51%

Key Fund Statistics

  Total Net Assets$747,396,261
  # of Portfolio Investments51
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$1,183,347

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR Portfolio Developed World ex-US ETF	18.3
SPDR S&P 500 ETF Trust	17.0
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.5
iShares Core S&P Small-Cap ETF	6.6
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	3.2
Energy Select Sector SPDR Fund	3.0
Schwab International Small-Cap Equity ETF	3.0
Industrial Select Sector SPDR Fund	3.0

Asset Allocation

Value	Value
Investment Grade Fixed Income	2.0
Commodities	4.2
U.S. Mid Cap Equities	4.5
High Yield Fixed Income	5.5
U.S. Small Cap Equities	6.6
Emerging Market Equities	12.5
International Developed Market Equities	21.3
U.S. Large Cap Equities	38.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.52%

Key Fund Statistics

  Total Net Assets$2,642,083,797
  # of Portfolio Investments106
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$6,538,003

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Elevance Health, Inc.	2.8
Chubb Ltd.	2.7
Bank of America Corp.	2.6
Wells Fargo & Co.	2.5
Hartford Financial Services Group, Inc.	2.3
L3Harris Technologies, Inc.	2.2
Johnson & Johnson	2.2
News Corp.	2.2
Siemens AG	2.0
Fiserv, Inc.	2.0

Top 10 Sectors

Value	Value
Materials	2.5
Communication Services	3.2
Real Estate	4.1
Utilities	4.4
Energy	9.1
Consumer Staples	9.9
Information Technology	10.8
Industrials	15.6
Health Care	16.9
Financials	20.5

Top Countries

Value	Value
United Kingdom	0.6
Canada	1.1
France	1.4
South Korea	1.7
Germany	2.0
United States	91.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.77%

Key Fund Statistics

  Total Net Assets$2,642,083,797
  # of Portfolio Investments106
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$6,538,003

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Elevance Health, Inc.	2.8
Chubb Ltd.	2.7
Bank of America Corp.	2.6
Wells Fargo & Co.	2.5
Hartford Financial Services Group, Inc.	2.3
L3Harris Technologies, Inc.	2.2
Johnson & Johnson	2.2
News Corp.	2.2
Siemens AG	2.0
Fiserv, Inc.	2.0

Top 10 Sectors

Value	Value
Materials	2.5
Communication Services	3.2
Real Estate	4.1
Utilities	4.4
Energy	9.1
Consumer Staples	9.9
Information Technology	10.8
Industrials	15.6
Health Care	16.9
Financials	20.5

Top Countries

Value	Value
United Kingdom	0.6
Canada	1.1
France	1.4
South Korea	1.7
Germany	2.0
United States	91.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.67%

Key Fund Statistics

  Total Net Assets$2,642,083,797
  # of Portfolio Investments106
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$6,538,003

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Elevance Health, Inc.	2.8
Chubb Ltd.	2.7
Bank of America Corp.	2.6
Wells Fargo & Co.	2.5
Hartford Financial Services Group, Inc.	2.3
L3Harris Technologies, Inc.	2.2
Johnson & Johnson	2.2
News Corp.	2.2
Siemens AG	2.0
Fiserv, Inc.	2.0

Top 10 Sectors

Value	Value
Materials	2.5
Communication Services	3.2
Real Estate	4.1
Utilities	4.4
Energy	9.1
Consumer Staples	9.9
Information Technology	10.8
Industrials	15.6
Health Care	16.9
Financials	20.5

Top Countries

Value	Value
United Kingdom	0.6
Canada	1.1
France	1.4
South Korea	1.7
Germany	2.0
United States	91.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

Key Fund Statistics

  Total Net Assets$1,267,644,037
  # of Portfolio Investments166
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$4,171,542

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Marvell Technology, Inc.	2.9
Microchip Technology, Inc.	2.7
Hologic, Inc.	2.7
Trade Desk, Inc.	2.4
Teleflex, Inc.	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron, Inc.	1.9
Ball Corp.	1.7
PTC, Inc.	1.6

Top 10 Sectors

Value	Value
Real Estate	0.4
Consumer Staples	4.0
Energy	5.1
Communication Services	5.6
Materials	5.6
Financials	7.1
Consumer Discretionary	12.1
Industrials	15.5
Information Technology	18.4
Health Care	22.4

Top Countries

Value	Value
Luxembourg	0.3
China	0.6
Netherlands	0.6
United Kingdom	1.0
Switzerland	1.2
United States	92.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.92%

Key Fund Statistics

  Total Net Assets$1,267,644,037
  # of Portfolio Investments166
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$4,171,542

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Marvell Technology, Inc.	2.9
Microchip Technology, Inc.	2.7
Hologic, Inc.	2.7
Trade Desk, Inc.	2.4
Teleflex, Inc.	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron, Inc.	1.9
Ball Corp.	1.7
PTC, Inc.	1.6

Top 10 Sectors

Value	Value
Real Estate	0.4
Consumer Staples	4.0
Energy	5.1
Communication Services	5.6
Materials	5.6
Financials	7.1
Consumer Discretionary	12.1
Industrials	15.5
Information Technology	18.4
Health Care	22.4

Top Countries

Value	Value
Luxembourg	0.3
China	0.6
Netherlands	0.6
United Kingdom	1.0
Switzerland	1.2
United States	92.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$41	0.82%

Key Fund Statistics

  Total Net Assets$1,267,644,037
  # of Portfolio Investments166
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$4,171,542

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Marvell Technology, Inc.	2.9
Microchip Technology, Inc.	2.7
Hologic, Inc.	2.7
Trade Desk, Inc.	2.4
Teleflex, Inc.	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron, Inc.	1.9
Ball Corp.	1.7
PTC, Inc.	1.6

Top 10 Sectors

Value	Value
Real Estate	0.4
Consumer Staples	4.0
Energy	5.1
Communication Services	5.6
Materials	5.6
Financials	7.1
Consumer Discretionary	12.1
Industrials	15.5
Information Technology	18.4
Health Care	22.4

Top Countries

Value	Value
Luxembourg	0.3
China	0.6
Netherlands	0.6
United Kingdom	1.0
Switzerland	1.2
United States	92.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%

Key Fund Statistics

  Total Net Assets$1,439,787,997
  # of Portfolio Investments394
  Portfolio Turnover Rate256%
  Total Advisory Fees Paid$3,060,096

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	31.0
Uniform Mortgage-Backed Security, TBA	13.8
Federal National Mortgage Association	10.6
U.S. Treasury Bonds	10.0
Federal Home Loan Mortgage Corp.	5.9
Government National Mortgage Association, TBA	4.3
CIM Trust	2.0
Government National Mortgage Association	2.0
JP Morgan Mortgage Trust	1.4
SLM Student Loan Trust	1.0

Asset Allocation

Value	Value
Municipals	0.5
Mortgage-Backed Securities	7.6
Asset-Backed Securities	8.9
Corporate Bonds & Notes	17.0
Short-Term Investments	18.6
U.S. Treasury & Government Agencies	78.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.71%

Key Fund Statistics

  Total Net Assets$1,439,787,997
  # of Portfolio Investments394
  Portfolio Turnover Rate256%
  Total Advisory Fees Paid$3,060,096

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	31.0
Uniform Mortgage-Backed Security, TBA	13.8
Federal National Mortgage Association	10.6
U.S. Treasury Bonds	10.0
Federal Home Loan Mortgage Corp.	5.9
Government National Mortgage Association, TBA	4.3
CIM Trust	2.0
Government National Mortgage Association	2.0
JP Morgan Mortgage Trust	1.4
SLM Student Loan Trust	1.0

Asset Allocation

Value	Value
Municipals	0.5
Mortgage-Backed Securities	7.6
Asset-Backed Securities	8.9
Corporate Bonds & Notes	17.0
Short-Term Investments	18.6
U.S. Treasury & Government Agencies	78.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.60%

Key Fund Statistics

  Total Net Assets$925,782,461
  # of Portfolio Investments118
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$2,641,597

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NNN REIT, Inc.	2.1
Alliant Energy Corp.	2.0
BJ's Wholesale Club Holdings, Inc.	2.0
Willis Towers Watson PLC	2.0
Quest Diagnostics, Inc.	2.0
U.S. Foods Holding Corp.	1.8
Hartford Financial Services Group, Inc.	1.8
Lamar Advertising Co.	1.9
Textron, Inc.	1.8
Baker Hughes Co.	1.8

Top 10 Sectors

Value	Value
Utilities	3.4
Consumer Staples	5.6
Energy	5.9
Information Technology	7.7
Health Care	8.2
Real Estate	8.3
Consumer Discretionary	10.0
Materials	11.5
Financials	15.5
Industrials	20.7

Top Countries

Value	Value
Canada	1.4
United States	95.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.85%

Key Fund Statistics

  Total Net Assets$925,782,461
  # of Portfolio Investments118
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$2,641,597

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NNN REIT, Inc.	2.1
Alliant Energy Corp.	2.0
BJ's Wholesale Club Holdings, Inc.	2.0
Willis Towers Watson PLC	2.0
Quest Diagnostics, Inc.	2.0
U.S. Foods Holding Corp.	1.8
Hartford Financial Services Group, Inc.	1.8
Lamar Advertising Co.	1.9
Textron, Inc.	1.8
Baker Hughes Co.	1.8

Top 10 Sectors

Value	Value
Utilities	3.4
Consumer Staples	5.6
Energy	5.9
Information Technology	7.7
Health Care	8.2
Real Estate	8.3
Consumer Discretionary	10.0
Materials	11.5
Financials	15.5
Industrials	20.7

Top Countries

Value	Value
Canada	1.4
United States	95.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.75%

Key Fund Statistics

  Total Net Assets$925,782,461
  # of Portfolio Investments118
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$2,641,597

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NNN REIT, Inc.	2.1
Alliant Energy Corp.	2.0
BJ's Wholesale Club Holdings, Inc.	2.0
Willis Towers Watson PLC	2.0
Quest Diagnostics, Inc.	2.0
U.S. Foods Holding Corp.	1.8
Hartford Financial Services Group, Inc.	1.8
Lamar Advertising Co.	1.9
Textron, Inc.	1.8
Baker Hughes Co.	1.8

Top 10 Sectors

Value	Value
Utilities	3.4
Consumer Staples	5.6
Energy	5.9
Information Technology	7.7
Health Care	8.2
Real Estate	8.3
Consumer Discretionary	10.0
Materials	11.5
Financials	15.5
Industrials	20.7

Top Countries

Value	Value
Canada	1.4
United States	95.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$36	0.73%

Key Fund Statistics

  Total Net Assets$560,209,426
  # of Portfolio Investments820
  Portfolio Turnover Rate79%
  Total Advisory Fees Paid$1,158,126

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal Home Loan Mortgage Corp.	16.1
Federal National Mortgage Association	15.7
Federal Farm Credit Banks Funding Corp.	10.4
Resolution Funding Corp. Principal STRIPS	9.7
U.S. Treasury Bonds	6.8
Government National Mortgage Association	6.7
Federal National Mortgage Association Principal STRIPS	4.8
Uniform Mortgage-Backed Security, TBA	3.9
Tennessee Valley Authority Generic STRIPS	2.6
Government National Mortgage Association REMICS	2.3

Asset Allocation

Value	Value
Mortgage-Backed Securities	0.6
Short-Term Investments	1.0
Foreign Government	8.2
U.S. Treasury & Government Agencies	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

(b)	Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Brighthouse Funds Trust I
Semi-Annual Financial Statements
June 30, 2024

Brighthouse Funds Trust I
Table of Contents

Section ASchedule of Investments (Item 6), Financial Statements and Financial Highlights (Item 7)
Glossary of Abbreviations	BHFTI-2
AB Global Dynamic Allocation Portfolio	BHFTI-3
AB International Bond Portfolio	BHFTI-33
Allspring Mid Cap Value Portfolio	BHFTI-55
American Funds Balanced Allocation Portfolio	BHFTI-62
American Funds Growth Allocation Portfolio	BHFTI-67
American Funds Growth Portfolio	BHFTI-72
American Funds Moderate Allocation Portfolio	BHFTI-76
BlackRock Global Tactical Strategies Portfolio	BHFTI-81
BlackRock High Yield Portfolio	BHFTI-91
Brighthouse Asset Allocation 100 Portfolio	BHFTI-123
Brighthouse Balanced Plus Portfolio	BHFTI-129
Brighthouse Small Cap Value Portfolio	BHFTI-139
Brighthouse/abrdn Emerging Markets Equity Portfolio	BHFTI-148
Brighthouse/Artisan International Portfolio	BHFTI-155
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-162
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-178
Brighthouse/Templeton International Bond Portfolio	BHFTI-197
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-206
CBRE Global Real Estate Portfolio	BHFTI-216
Harris Oakmark International Portfolio	BHFTI-224
Invesco Balanced-Risk Allocation Portfolio	BHFTI-232
Invesco Comstock Portfolio	BHFTI-241
Invesco Global Equity Portfolio	BHFTI-250
Invesco Small Cap Growth Portfolio	BHFTI-257
JPMorgan Core Bond Portfolio	BHFTI-265
JPMorgan Global Active Allocation Portfolio	BHFTI-286
JPMorgan Small Cap Value Portfolio	BHFTI-317
Loomis Sayles Global Allocation Portfolio	BHFTI-328
Loomis Sayles Growth Portfolio	BHFTI-345
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-353
MFS® Research International Portfolio	BHFTI-359
Morgan Stanley Discovery Portfolio	BHFTI-367
PanAgora Global Diversified Risk Portfolio	BHFTI-377
PIMCO Inflation Protected Bond Portfolio	BHFTI-394
PIMCO Total Return Portfolio	BHFTI-412
Schroders Global Multi-Asset Portfolio	BHFTI-445
SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-467
SSGA Growth and Income ETF Portfolio	BHFTI-480
SSGA Growth ETF Portfolio	BHFTI-488
T. Rowe Price Large Cap Value Portfolio	BHFTI-496
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-505
TCW Core Fixed Income Portfolio	BHFTI-515
Victory Sycamore Mid Cap Value Portfolio	BHFTI-528
Western Asset Management Government Income Portfolio	BHFTI-536
Section BNotes to Financial Statements	BHFTI-549
Section CReport of Independent Registered Public Accounting Firm	BHFTI-573
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8)
Not applicable
Proxy Disclosures for Open-End Management Investment Companies (Item 9)
Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)
Not applicable

Brighthouse Funds Trust I
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BNY)	— Bank of New York Mellon
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CG)	— Cargill, Inc.
(CGM)	— Citigroup Global Markets, Inc.
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MBL)	— Macquarie Bank, Ltd.
(MLI)	— Merrill Lynch International
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	—Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DKK)	— Danish Krone
(DOP)	— Dominican Peso
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HKD)	— Hong Kong Dollar
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(ILS)	— Israeli Shekel
(INR)	— Indian Rupee
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Peso
(MYR)	— Malaysian Ringgit
(NOK)	— Norwegian Krone
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	—Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(CDI)	— Brazil Interbank Deposit Rate
(CPALEMU)	— Euro Area All Items Index Non-Seasonally Adjusted
(CPI)	— Consumer Price Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(ECOFC)	— Enterprise 11th District COFI Replacement Index
(ESTR)	— Euro Short Term Rate
(EURIBOR)	— Euro Interbank Offered Rate
(FEDEFF PRV)	— Effective Federal Funds Rate
(FEDL)	— Federal Funds Rate
(FRCPXT)	— France Consumer Price ex-Tobacco Index
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(LIBOR)	— London Interbank Offered Rate
(MTA)	— Monthly Treasury Average Index
(NZDBB)	— New Zealand Dollar Bank Bill Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Financing Rate
(UKG)	— U.K. Government Bond
(UST)	— U.S. Treasury Bill Rate
(USTBMM)	— U.S. Treasury Bill Money Market Yield
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CDS)	— Credit Default Swap
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(NVDR)	— Non-Voting Depository Receipts
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTI-2

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—53.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.0%
Airbus SE	22,276	$3,071,541
Axon Enterprise, Inc. (a)	1,004	295,417
BAE Systems PLC	113,436	1,894,093
Boeing Co. (a)	8,168	1,486,658
Dassault Aviation SA	740	134,096
Elbit Systems Ltd.	1,001	174,540
General Dynamics Corp.	3,218	933,671
General Electric Co.	15,493	2,462,922
Howmet Aerospace, Inc.	5,489	426,111
Huntington Ingalls Industries, Inc.	558	137,452
Kongsberg Gruppen ASA	3,297	268,567
L3Harris Technologies, Inc.	2,685	602,997
Leonardo SpA	15,171	353,620
Lockheed Martin Corp.	3,023	1,412,043
Melrose Industries PLC	49,157	343,296
MTU Aero Engines AG	2,018	515,956
Northrop Grumman Corp.	1,969	858,386
Rheinmetall AG	1,633	830,712
Rolls-Royce Holdings PLC (a)	315,531	1,823,897
RTX Corp.	18,818	1,889,139
Saab AB - Class B	12,007	288,527
Safran SA	12,814	2,695,884
Singapore Technologies Engineering Ltd.	58,529	186,904
Textron, Inc.	2,699	231,736
Thales SA	3,546	569,787
TransDigm Group, Inc.	792	1,011,867
		24,899,819
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,657	146,015
Deutsche Post AG	37,160	1,503,546
DSV AS	6,418	982,118
Expeditors International of Washington, Inc.	1,999	249,455
FedEx Corp.	3,187	955,590
InPost SA (a)	7,497	131,550
Nippon Express Holdings, Inc. (b)	2,717	125,273
SG Holdings Co. Ltd.	12,003	110,439
United Parcel Service, Inc. - Class B	10,324	1,412,839
Yamato Holdings Co. Ltd.	9,460	103,858
		5,720,683
Automobile Components — 0.2%
Aisin Corp.	5,523	179,643
Aptiv PLC (a)	3,851	271,187
BorgWarner, Inc.	3,225	103,974
Bridgestone Corp. (b)	21,404	843,613
Cie Generale des Etablissements Michelin SCA	25,462	982,450
Continental AG	4,123	233,522
Denso Corp.	70,893	1,106,430
Koito Manufacturing Co. Ltd.	7,501	103,572
Sumitomo Electric Industries Ltd.	26,787	418,484
		4,242,875
Automobiles — 1.1%
Bayerische Motoren Werke AG	11,954	1,130,989
Ferrari NV	4,726	1,932,264
Security Description	Shares	Value
Automobiles—(Continued)
Ford Motor Co.	55,505	$696,033
General Motors Co.	16,149	750,283
Honda Motor Co. Ltd.	168,249	1,809,971
Isuzu Motors Ltd.	21,858	290,458
Mazda Motor Corp.	21,317	207,163
Mercedes-Benz Group AG	30,080	2,078,645
Nissan Motor Co. Ltd.	87,936	299,892
Renault SA	7,206	367,531
Stellantis NV	83,061	1,633,628
Subaru Corp.	22,610	481,590
Suzuki Motor Corp.	58,919	681,883
Tesla, Inc. (a) (b)	39,272	7,771,143
Toyota Motor Corp.	397,558	8,185,042
Volkswagen AG	1,106	132,702
Volvo Car AB - Class B (a)	27,924	86,636
Yamaha Motor Co. Ltd. (b)	33,479	311,285
		28,847,138
Banks — 3.4%
ABN AMRO Bank NV (GDR)	16,224	265,908
AIB Group PLC	63,812	336,200
ANZ Group Holdings Ltd.	112,747	2,123,061
Banco Bilbao Vizcaya Argentaria SA	218,856	2,183,377
Banco BPM SpA	48,281	312,326
Banco de Sabadell SA	203,946	393,936
Banco Santander SA	593,280	2,749,768
Bank Hapoalim BM	47,626	420,471
Bank Leumi Le-Israel BM	57,089	464,966
Bank of America Corp.	96,300	3,829,851
Bank of Ireland Group PLC	39,011	406,404
Banque Cantonale Vaudoise	1,129	119,795
Barclays PLC	563,387	1,486,404
BNP Paribas SA	38,715	2,480,856
BOC Hong Kong Holdings Ltd.	138,725	428,215
CaixaBank SA	140,622	744,185
Chiba Bank Ltd.	19,872	177,475
Citigroup, Inc.	26,998	1,713,293
Citizens Financial Group, Inc.	6,440	232,033
Commerzbank AG	39,520	600,275
Commonwealth Bank of Australia	62,750	5,327,047
Concordia Financial Group Ltd.	39,395	231,753
Credit Agricole SA	39,703	539,859
Danske Bank AS	25,857	769,796
DBS Group Holdings Ltd.	74,694	1,968,238
DNB Bank ASA	31,806	624,557
Erste Group Bank AG	12,623	597,839
Fifth Third Bancorp	9,682	353,296
FinecoBank Banca Fineco SpA	22,905	341,327
Hang Seng Bank Ltd.	28,669	366,801
HSBC Holdings PLC	707,829	6,125,547
Huntington Bancshares, Inc. (b)	20,513	270,361
ING Groep NV - Series N	123,839	2,121,942
Intesa Sanpaolo SpA	548,318	2,047,374
Israel Discount Bank Ltd. - Class A	46,373	231,303
Japan Post Bank Co. Ltd.	54,247	513,536
JPMorgan Chase & Co.	40,646	8,221,060
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-3

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
KBC Group NV	9,386	$662,074
KeyCorp	13,345	189,632
Lloyds Banking Group PLC	2,374,245	1,644,901
M&T Bank Corp.	2,362	357,512
Mediobanca Banca di Credito Finanziario SpA	19,118	281,382
Mitsubishi UFJ Financial Group, Inc.	416,272	4,491,121
Mizrahi Tefahot Bank Ltd.	5,807	196,536
Mizuho Financial Group, Inc.	90,433	1,893,700
National Australia Bank Ltd.	116,318	2,808,380
NatWest Group PLC	245,299	962,192
Nordea Bank Abp	118,277	1,403,986
Oversea-Chinese Banking Corp. Ltd.	126,943	1,350,068
PNC Financial Services Group, Inc.	5,632	875,663
Regions Financial Corp.	12,963	259,779
Resona Holdings, Inc.	79,052	524,910
Shizuoka Financial Group, Inc.	16,451	158,427
Skandinaviska Enskilda Banken AB - Class A	59,489	881,197
Societe Generale SA	27,092	632,560
Standard Chartered PLC	82,756	745,654
Sumitomo Mitsui Financial Group, Inc.	46,918	3,138,312
Sumitomo Mitsui Trust Holdings, Inc.	24,564	561,024
Svenska Handelsbanken AB - A Shares	54,680	520,865
Swedbank AB - A Shares	31,828	656,649
Truist Financial Corp.	18,939	735,780
U.S. Bancorp	22,087	876,854
UniCredit SpA	56,744	2,114,306
United Overseas Bank Ltd.	47,402	1,094,588
Wells Fargo & Co.	49,345	2,930,600
Westpac Banking Corp.	130,208	2,362,854
		87,431,941
Beverages — 0.7%
Anheuser-Busch InBev SA	33,687	1,945,976
Asahi Group Holdings Ltd. (b)	18,056	637,789
Brown-Forman Corp. - Class B (b)	2,534	109,443
Carlsberg AS - Class B	3,581	428,558
Coca-Cola Co.	54,877	3,492,921
Coca-Cola Europacific Partners PLC	7,740	564,014
Coca-Cola HBC AG	8,222	279,381
Constellation Brands, Inc. - Class A (b)	2,279	586,341
Davide Campari-Milano NV	23,079	217,583
Diageo PLC	83,410	2,624,110
Heineken Holding NV	4,859	382,469
Heineken NV	10,797	1,042,170
Keurig Dr Pepper, Inc.	14,774	493,452
Kirin Holdings Co. Ltd. (b)	29,124	375,677
Molson Coors Beverage Co. - Class B	2,574	130,836
Monster Beverage Corp. (a)	10,039	501,448
PepsiCo, Inc.	19,459	3,209,373
Pernod Ricard SA	7,667	1,043,381
Remy Cointreau SA	864	72,374
Suntory Beverage & Food Ltd. (b)	5,212	185,017
Treasury Wine Estates Ltd.	30,419	252,202
		18,574,515
Security Description	Shares	Value
Biotechnology — 0.7%
AbbVie, Inc.	24,994	$4,286,971
Amgen, Inc.	7,593	2,372,433
Argenx SE (a)	2,228	963,119
Biogen, Inc. (a)	2,061	477,781
CSL Ltd.	18,117	3,552,714
Genmab AS (a)	2,479	621,681
Gilead Sciences, Inc.	17,634	1,209,869
Grifols SA (a)	11,182	93,580
Incyte Corp. (a)	2,638	159,916
Moderna, Inc. (a) (b)	4,719	560,381
Regeneron Pharmaceuticals, Inc. (a)	1,501	1,577,596
Swedish Orphan Biovitrum AB (a)	7,306	195,092
Vertex Pharmaceuticals, Inc. (a)	3,652	1,711,765
		17,782,898
Broadline Retail — 1.2%
Amazon.com, Inc. (a)	129,620	25,049,065
eBay, Inc. (b)	7,162	384,743
Etsy, Inc. (a) (b)	1,655	97,612
Global-e Online Ltd. (a)	3,740	135,650
Next PLC	4,527	517,677
Pan Pacific International Holdings Corp.	14,280	335,069
Prosus NV	53,143	1,882,602
Rakuten Group, Inc. (a)	56,242	288,579
Wesfarmers Ltd.	42,541	1,842,193
		30,533,190
Building Products — 0.3%
A O Smith Corp. (b)	1,710	139,844
AGC, Inc. (b)	7,336	237,873
Allegion PLC (b)	1,238	146,270
Assa Abloy AB - Class B	37,574	1,064,850
Builders FirstSource, Inc. (a)	1,728	239,172
Carrier Global Corp. (b)	11,895	750,337
Cie de Saint-Gobain SA	17,087	1,323,235
Daikin Industries Ltd.	9,890	1,366,229
Geberit AG	1,254	742,272
Johnson Controls International PLC	9,484	630,401
Kingspan Group PLC	5,839	494,713
Masco Corp.	3,117	207,810
Nibe Industrier AB - B Shares	56,813	239,496
Rockwool AS - B Shares	349	141,446
TOTO Ltd.	5,307	125,459
Trane Technologies PLC	3,204	1,053,892
		8,903,299
Capital Markets — 1.4%
3i Group PLC	36,490	1,407,194
Ameriprise Financial, Inc.	1,406	600,629
Amundi SA	2,261	145,083
ASX Ltd.	7,268	290,783
Bank of New York Mellon Corp.	10,585	633,936
BlackRock, Inc.	1,977	1,556,532
Blackstone, Inc.	10,115	1,252,237
Cboe Global Markets, Inc.	1,488	253,049
Charles Schwab Corp.	21,131	1,557,143
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-4

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
CME Group, Inc.	5,096	$1,001,874
Daiwa Securities Group, Inc.	50,008	383,585
Deutsche Bank AG	71,039	1,133,225
Deutsche Boerse AG	7,123	1,456,044
EQT AB	14,002	410,759
Euronext NV	3,011	277,971
FactSet Research Systems, Inc. (b)	539	220,058
Franklin Resources, Inc.	4,244	94,853
Futu Holdings Ltd. (ADR) (a)	2,099	137,705
Goldman Sachs Group, Inc.	4,564	2,064,389
Hargreaves Lansdown PLC	13,336	189,747
Hong Kong Exchanges & Clearing Ltd.	45,153	1,438,659
Intercontinental Exchange, Inc.	8,119	1,111,410
Invesco Ltd.	6,367	95,250
Japan Exchange Group, Inc.	18,600	436,026
Julius Baer Group Ltd.	7,722	431,155
KKR & Co., Inc.	9,420	991,361
London Stock Exchange Group PLC	17,067	2,023,068
Macquarie Group Ltd.	13,639	1,860,342
MarketAxess Holdings, Inc.	536	107,484
Moody's Corp.	2,223	935,727
Morgan Stanley	17,712	1,721,429
MSCI, Inc.	1,121	540,042
Nasdaq, Inc.	5,386	324,560
Nomura Holdings, Inc.	112,667	650,089
Northern Trust Corp.	2,896	243,206
Partners Group Holding AG	851	1,094,394
Raymond James Financial, Inc.	2,640	326,330
S&P Global, Inc.	4,531	2,020,826
SBI Holdings, Inc.	10,185	258,628
Schroders PLC	30,217	139,126
Singapore Exchange Ltd.	32,139	224,696
State Street Corp.	4,264	315,536
T. Rowe Price Group, Inc. (b)	3,161	364,495
UBS Group AG	123,299	3,609,156
		36,329,791
Chemicals — 1.1%
Air Liquide SA	21,640	3,725,587
Air Products & Chemicals, Inc.	3,147	812,083
Akzo Nobel NV	6,395	388,830
Albemarle Corp. (b)	1,663	158,850
Arkema SA	2,250	194,534
Asahi Kasei Corp.	47,031	301,127
BASF SE	33,459	1,616,760
Celanese Corp.	1,422	191,814
CF Industries Holdings, Inc.	2,587	191,748
Clariant AG	8,088	126,993
Corteva, Inc.	9,865	532,118
Covestro AG (a) (b)	7,085	415,300
Croda International PLC	4,973	247,089
Dow, Inc.	9,953	528,007
DSM-Firmenich AG	6,972	785,075
DuPont de Nemours, Inc.	5,918	476,340
Eastman Chemical Co.	1,665	163,120
Ecolab, Inc.	3,597	856,086
Security Description	Shares	Value
Chemicals—(Continued)
EMS-Chemie Holding AG	263	$215,755
Evonik Industries AG	9,608	195,993
FMC Corp.	1,767	101,691
Givaudan SA	347	1,646,039
ICL Group Ltd.	29,007	125,165
International Flavors & Fragrances, Inc.	3,629	345,517
Linde PLC	6,804	2,985,663
LyondellBasell Industries NV - Class A (b)	3,641	348,298
Mitsubishi Chemical Group Corp.	50,821	283,075
Mitsui Chemicals, Inc.	6,399	176,996
Mosaic Co.	4,549	131,466
Nippon Paint Holdings Co. Ltd.	35,546	232,283
Nippon Sanso Holdings Corp.	6,494	193,208
Nissan Chemical Corp.	4,683	148,005
Nitto Denko Corp.	5,381	426,583
Novonesis (Novozymes) B - B Shares	13,987	855,199
OCI NV	3,961	96,670
Orica Ltd.	18,223	216,660
PPG Industries, Inc.	3,331	419,340
Sherwin-Williams Co.	3,302	985,416
Shin-Etsu Chemical Co. Ltd.	67,536	2,626,892
Sika AG	5,716	1,627,129
Syensqo SA	2,778	247,899
Symrise AG	4,978	609,386
Toray Industries, Inc.	51,987	245,517
Umicore SA	7,851	117,798
Yara International ASA	6,207	178,765
		27,493,869
Commercial Services & Supplies — 0.2%
Brambles Ltd.	52,206	507,181
Cintas Corp.	1,221	855,018
Copart, Inc. (a)	12,384	670,717
Dai Nippon Printing Co. Ltd.	7,795	263,443
Rentokil Initial PLC	94,641	551,832
Republic Services, Inc.	2,897	563,003
Rollins, Inc.	3,975	193,940
Secom Co. Ltd.	7,871	466,410
Securitas AB - B Shares	18,437	182,382
TOPPAN Holdings, Inc.	8,625	238,734
Veralto Corp.	3,110	296,912
Waste Management, Inc.	5,166	1,102,114
		5,891,686
Communications Equipment — 0.3%
Arista Networks, Inc. (a)	3,593	1,259,275
Cisco Systems, Inc.	57,312	2,722,893
F5, Inc. (a)	830	142,951
Juniper Networks, Inc.	4,600	167,716
Motorola Solutions, Inc.	2,361	911,464
Nokia Oyj	199,920	760,603
Telefonaktiebolaget LM Ericsson - B Shares	103,999	645,614
		6,610,516
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA	7,638	329,234
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-5

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction & Engineering—(Continued)
Bouygues SA	7,103	$227,465
Eiffage SA	2,755	254,354
Ferrovial SE	19,437	752,932
Kajima Corp.	15,854	275,142
Obayashi Corp.	24,343	290,554
Quanta Services, Inc.	2,072	526,474
Skanska AB - B Shares	12,755	230,149
Taisei Corp.	6,234	231,067
Vinci SA	18,787	1,976,295
		5,093,666
Construction Materials — 0.1%
Heidelberg Materials AG	5,119	530,448
Holcim AG	19,539	1,732,987
James Hardie Industries PLC (a)	16,333	518,801
Martin Marietta Materials, Inc.	872	472,449
Vulcan Materials Co.	1,872	465,529
		3,720,214
Consumer Finance — 0.1%
American Express Co.	8,043	1,862,357
Capital One Financial Corp.	5,408	748,738
Discover Financial Services	3,547	463,983
Synchrony Financial	5,683	268,181
		3,343,259
Consumer Staples Distribution & Retail — 0.7%
Aeon Co. Ltd.	24,515	524,839
Carrefour SA (b)	21,257	300,365
Coles Group Ltd.	50,213	570,393
Costco Wholesale Corp.	6,277	5,335,387
Dollar General Corp.	3,109	411,103
Dollar Tree, Inc. (a)	2,933	313,156
Endeavour Group Ltd.	57,070	191,612
J Sainsbury PLC	62,364	201,196
Jeronimo Martins SGPS SA	10,616	207,307
Kesko Oyj - B Shares	10,239	179,343
Kobe Bussan Co. Ltd.	5,641	125,525
Koninklijke Ahold Delhaize NV	35,393	1,044,646
Kroger Co.	9,475	473,087
MatsukiyoCocokara & Co.	12,863	185,202
Seven & i Holdings Co. Ltd.	83,908	1,021,957
Sysco Corp. (b)	7,048	503,157
Target Corp.	6,548	969,366
Tesco PLC	263,880	1,021,605
Walgreens Boots Alliance, Inc.	10,135	122,583
Walmart, Inc.	60,462	4,093,882
Woolworths Group Ltd.	45,795	1,031,932
		18,827,643
Containers & Packaging — 0.1%
Amcor PLC (b)	20,457	200,070
Avery Dennison Corp.	1,140	249,261
Ball Corp.	4,393	263,668
International Paper Co. (b)	4,916	212,125
Security Description	Shares	Value
Containers & Packaging—(Continued)
Packaging Corp. of America	1,262	$230,391
SIG Group AG	11,464	210,063
Smurfit Kappa Group PLC	9,788	435,147
Westrock Co.	3,654	183,650
		1,984,375
Distributors — 0.0%
D'ieteren Group	806	170,410
Genuine Parts Co.	1,972	272,767
LKQ Corp.	3,776	157,044
Pool Corp. (b)	543	166,880
		767,101
Diversified Consumer Services — 0.0%
Pearson PLC	22,897	285,751
Diversified REITs — 0.3%
Abrdn Property Income Trust Ltd.	30,669	20,004
Activia Properties, Inc.	55	124,874
AEW U.K. REIT PLC	12,732	13,737
Alexander & Baldwin, Inc.	5,805	98,453
American Assets Trust, Inc.	3,822	85,536
Argosy Property Ltd.	67,533	42,118
Armada Hoffler Properties, Inc.	5,292	58,688
Balanced Commercial Property Trust Ltd.	43,384	43,457
British Land Co. PLC	76,513	396,815
Broadstone Net Lease, Inc. (b)	15,045	238,764
Charter Hall Long Wale REIT	53,067	115,058
Covivio SA	6,333	302,121
Cromwell European Real Estate Investment Trust	25,500	38,233
Custodian Property Income Reit PLC	32,733	31,061
Daiwa House REIT Investment Corp.	179	273,602
Empire State Realty Trust, Inc. - Class A	10,691	100,282
Essential Properties Realty Trust, Inc. (b)	13,993	387,746
Global Net Lease, Inc. (b)	16,014	117,703
GPT Group	226,060	603,472
Growthpoint Properties Australia Ltd.	21,852	31,618
H&R Real Estate Investment Trust	20,747	135,730
Hankyu Hanshin REIT, Inc.	53	43,468
Heiwa Real Estate REIT, Inc.	80	65,752
Hulic Reit, Inc.	102	92,621
ICADE	2,619	64,600
KDX Realty Investment Corp.	322	313,419
Land Securities Group PLC	81,769	641,066
LondonMetric Property PLC	158,981	388,978
Merlin Properties Socimi SA	26,886	300,240
Mirvac Group	465,307	580,749
Mori Trust Reit, Inc.	202	87,133
NIPPON REIT Investment Corp. (b)	35	71,875
Nomura Real Estate Master Fund, Inc.	512	454,442
NTT UD REIT Investment Corp.	115	83,177
OUE Real Estate Investment Trust	174,050	33,320
Picton Property Income Ltd.	43,826	37,480
Schroder Real Estate Investment Trust Ltd.	39,350	22,066
Sekisui House Reit, Inc.	333	163,811
SK REITs Co. Ltd.	14,700	51,380
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-6

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified REITs—(Continued)
Star Asia Investment Corp.	178	$66,076
Stockland	281,538	783,452
Stride Property Group	44,808	32,474
Sunlight Real Estate Investment Trust	77,850	17,037
Suntec Real Estate Investment Trust	171,578	132,591
Takara Leben Real Estate Investment Corp.	62	38,401
Tokyu REIT, Inc.	75	72,846
Tritax EuroBox PLC (144A)	64,938	50,569
United Urban Investment Corp.	237	210,570
WP Carey, Inc. (b)	17,412	958,531
		9,117,196
Diversified Telecommunication Services — 0.5%
AT&T, Inc. (c)	101,487	1,939,416
BT Group PLC	242,502	430,498
Cellnex Telecom SA (a)	18,539	601,670
Deutsche Telekom AG	121,508	3,056,640
Elisa Oyj	5,332	244,473
HKT Trust & HKT Ltd.	140,761	157,856
Infrastrutture Wireless Italiane SpA (b)	13,377	139,908
Koninklijke KPN NV	147,983	567,100
Nippon Telegraph & Telephone Corp.	1,120,222	1,058,773
Orange SA	69,805	698,998
Singapore Telecommunications Ltd.	309,556	626,052
Spark New Zealand Ltd.	68,010	172,342
Swisscom AG	971	546,489
Telecom Italia SpA (a) (b)	373,543	89,613
Telefonica SA	172,461	730,549
Telenor ASA	23,608	268,788
Telia Co. AB	88,445	236,870
Telstra Group Ltd.	151,606	365,348
Verizon Communications, Inc.	59,578	2,456,997
		14,388,380
Electric Utilities — 0.8%
Acciona SA (b)	925	109,723
Alliant Energy Corp.	3,629	184,716
American Electric Power Co., Inc.	7,461	654,628
BKW AG	792	126,308
Chubu Electric Power Co., Inc.	24,153	286,250
CK Infrastructure Holdings Ltd.	23,614	133,319
CLP Holdings Ltd.	61,563	497,844
Constellation Energy Corp.	4,462	893,605
Duke Energy Corp.	10,924	1,094,913
Edison International	5,446	391,077
EDP - Energias de Portugal SA	117,640	440,751
Elia Group SA	1,102	103,186
Endesa SA (b)	11,907	223,579
Enel SpA	304,908	2,126,889
Entergy Corp. (b)	3,022	323,354
Evergy, Inc.	3,254	172,364
Eversource Energy	4,986	282,756
Exelon Corp.	14,154	489,870
FirstEnergy Corp. (b)	7,331	280,557
Fortum Oyj	16,818	245,383
Iberdrola SA	216,718	2,811,375
Security Description	Shares	Value
Electric Utilities—(Continued)
Kansai Electric Power Co., Inc.	26,393	$444,540
Mercury NZ Ltd.	26,130	104,744
NextEra Energy, Inc.	29,080	2,059,155
NRG Energy, Inc.	2,951	229,765
Origin Energy Ltd.	64,583	466,778
Orsted AS (a)	7,091	375,373
PG&E Corp.	30,248	528,130
Pinnacle West Capital Corp. (b)	1,607	122,743
Power Assets Holdings Ltd.	51,930	279,553
PPL Corp.	10,442	288,721
Redeia Corp. SA	15,213	265,629
Southern Co.	15,476	1,200,473
SSE PLC	40,991	924,525
Terna - Rete Elettrica Nazionale	52,746	407,654
Tokyo Electric Power Co. Holdings, Inc. (a)	57,232	306,339
Verbund AG (b)	2,552	201,278
Xcel Energy, Inc.	7,865	420,070
		20,497,917
Electrical Equipment — 0.7%
ABB Ltd.	59,970	3,319,823
AMETEK, Inc.	3,276	546,142
Eaton Corp. PLC	5,659	1,774,379
Emerson Electric Co.	8,098	892,076
Fuji Electric Co. Ltd.	4,757	272,285
GE Vernova, Inc. (a)	3,879	665,287
Generac Holdings, Inc. (a) (b)	858	113,445
Hubbell, Inc. (b)	760	277,765
Legrand SA	9,898	986,368
Mitsubishi Electric Corp.	72,446	1,158,112
NIDEC Corp.	15,647	707,228
Prysmian SpA	9,848	606,724
Rockwell Automation, Inc. (b)	1,614	444,302
Schneider Electric SE	20,401	4,867,756
Siemens Energy AG (a)	22,473	584,966
Vestas Wind Systems AS (a)	37,858	873,661
		18,090,319
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. - Class A	17,002	1,145,425
CDW Corp.	1,902	425,744
Corning, Inc.	10,912	423,931
Halma PLC	14,232	484,526
Hamamatsu Photonics KK	5,260	141,875
Hexagon AB - B Shares	77,833	873,695
Ibiden Co. Ltd.	4,224	173,166
Jabil, Inc.	1,707	185,704
Keyence Corp.	7,294	3,217,933
Keysight Technologies, Inc. (a)	2,471	337,909
Kyocera Corp.	48,131	553,401
Murata Manufacturing Co. Ltd.	64,605	1,340,998
Omron Corp.	6,572	226,836
Shimadzu Corp.	8,879	222,941
TDK Corp.	14,574	890,624
TE Connectivity Ltd.	4,334	651,964
Teledyne Technologies, Inc. (a)	671	260,335
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-7

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Trimble, Inc. (a)	3,457	$193,315
Yokogawa Electric Corp.	8,559	208,062
Zebra Technologies Corp. - Class A (a)	728	224,901
		12,183,285
Energy Equipment & Services — 0.1%
Baker Hughes Co.	14,126	496,811
Halliburton Co. (b)	12,531	423,297
Schlumberger NV	20,231	954,499
Tenaris SA	17,702	271,218
		2,145,825
Entertainment — 0.5%
Bollore SE	26,707	156,284
Capcom Co. Ltd.	12,988	245,649
CTS Eventim AG & Co. KGaA	2,339	195,222
Electronic Arts, Inc.	3,444	479,852
Konami Group Corp.	3,765	272,955
Live Nation Entertainment, Inc. (a) (b)	2,016	188,980
Netflix, Inc. (a)	6,099	4,116,093
Nexon Co. Ltd.	12,600	234,010
Nintendo Co. Ltd.	38,948	2,081,028
Sea Ltd. (ADR) (a)	13,730	980,597
Take-Two Interactive Software, Inc. (a) (b)	2,248	349,542
Toho Co. Ltd.	4,194	122,785
Universal Music Group NV	30,848	914,437
Walt Disney Co.	25,803	2,561,980
Warner Bros Discovery, Inc. (a)	31,561	234,814
		13,134,228
Financial Services — 1.2%
Adyen NV (a)	815	971,686
Berkshire Hathaway, Inc. - Class B (a)	25,624	10,423,843
Corpay, Inc. (a)	995	265,078
Edenred SE	9,356	394,768
Eurazeo SE	1,711	136,929
EXOR NV	3,728	388,538
Fidelity National Information Services, Inc.	7,873	593,309
Fiserv, Inc. (a)	8,282	1,234,349
Global Payments, Inc.	3,613	349,377
Groupe Bruxelles Lambert NV	3,299	234,705
Industrivarden AB - A Shares	4,624	156,811
Industrivarden AB - C Shares	5,901	199,697
Investor AB - B Shares	64,886	1,781,240
Jack Henry & Associates, Inc. (b)	1,032	171,333
L E Lundbergforetagen AB - B Shares	2,849	140,299
M&G PLC	84,754	218,716
Mastercard, Inc. - Class A	11,620	5,126,279
Mitsubishi HC Capital, Inc.	30,245	200,166
Nexi SpA (a)	22,139	134,927
ORIX Corp.	43,269	959,938
PayPal Holdings, Inc. (a)	14,806	859,192
Sofina SA	578	131,897
Visa, Inc. - Class A (b)	22,281	5,848,094
Washington H Soul Pattinson & Co. Ltd.	8,795	192,468
Security Description	Shares	Value
Financial Services—(Continued)
Wise PLC - Class A (a)	23,050	$198,286
		31,311,925
Food Products — 0.8%
Ajinomoto Co., Inc.	17,592	619,218
Archer-Daniels-Midland Co.	6,998	423,029
Associated British Foods PLC	12,686	394,770
Barry Callebaut AG	134	218,377
Bunge Global SA (b)	2,004	213,967
Campbell Soup Co. (b)	2,785	125,854
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	37	432,118
Chocoladefabriken Lindt & Spruengli AG	4	461,476
Conagra Brands, Inc.	6,767	192,318
Danone SA	24,138	1,473,144
General Mills, Inc.	7,991	505,511
Hershey Co.	2,089	384,021
Hormel Foods Corp.	4,109	125,283
J M Smucker Co.	1,503	163,887
JDE Peet's NV	4,568	90,944
Kellanova	3,726	214,916
Kerry Group PLC - Class A	5,858	474,090
Kikkoman Corp.	25,439	295,896
Kraft Heinz Co. (b)	11,172	359,962
Lamb Weston Holdings, Inc. (b)	2,044	171,860
Lotus Bakeries NV	16	164,919
McCormick & Co., Inc. (Non-Voting Shares)	3,563	252,759
MEIJI Holdings Co. Ltd.	8,801	189,762
Mondelez International, Inc. - Class A	18,986	1,242,444
Mowi ASA	17,447	289,731
Nestle SA	100,095	10,217,451
Nissin Foods Holdings Co. Ltd.	7,519	190,759
Orkla ASA	26,279	212,814
Salmar ASA	2,474	129,820
Tyson Foods, Inc. - Class A	4,048	231,303
WH Group Ltd.	312,642	205,690
Wilmar International Ltd.	72,016	164,170
Yakult Honsha Co. Ltd.	9,618	171,985
		21,004,248
Gas Utilities — 0.1%
APA Group	48,111	255,630
Atmos Energy Corp. (b)	2,136	249,165
Hong Kong & China Gas Co. Ltd.	419,720	319,124
Osaka Gas Co. Ltd.	13,830	305,333
Snam SpA (b)	75,596	333,814
Tokyo Gas Co. Ltd.	13,511	288,260
		1,751,326
Ground Transportation — 0.4%
Aurizon Holdings Ltd.	69,005	167,522
Central Japan Railway Co.	28,960	625,141
CSX Corp.	27,670	925,561
East Japan Railway Co.	34,022	564,231
Grab Holdings Ltd. - Class A (a)	78,814	279,790
Hankyu Hanshin Holdings, Inc.	8,579	227,829
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-8

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Ground Transportation—(Continued)
J.B. Hunt Transport Services, Inc.	1,154	$184,640
Keisei Electric Railway Co. Ltd.	4,847	156,232
Kintetsu Group Holdings Co. Ltd.	6,790	147,791
MTR Corp. Ltd.	58,268	183,824
Norfolk Southern Corp.	3,198	686,579
Old Dominion Freight Line, Inc.	2,522	445,385
Tokyu Corp.	18,740	206,348
Uber Technologies, Inc. (a)	29,575	2,149,511
Union Pacific Corp.	8,636	1,953,981
West Japan Railway Co.	16,465	306,886
		9,211,251
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	24,623	2,558,576
Alcon, Inc.	18,733	1,666,694
Align Technology, Inc. (a)	991	239,257
Baxter International, Inc.	7,213	241,275
Becton Dickinson & Co.	4,091	956,108
BioMerieux	1,553	146,926
Boston Scientific Corp. (a)	20,809	1,602,501
Carl Zeiss Meditec AG (b)	1,509	106,107
Cochlear Ltd.	2,455	542,139
Coloplast AS - Class B	4,728	567,814
Cooper Cos., Inc.	2,813	245,575
Demant AS (a)	3,729	161,169
Dexcom, Inc. (a)	5,629	638,216
DiaSorin SpA	839	83,356
Edwards Lifesciences Corp. (a) (b)	8,529	787,824
EssilorLuxottica SA	11,059	2,372,909
Fisher & Paykel Healthcare Corp. Ltd. - Class C	21,892	401,062
GE HealthCare Technologies, Inc. (b)	6,009	468,221
Getinge AB - B Shares	8,575	145,587
Hologic, Inc. (a)	3,303	245,248
Hoya Corp.	13,157	1,539,470
IDEXX Laboratories, Inc. (a)	1,169	569,537
Insulet Corp. (a)	991	199,984
Intuitive Surgical, Inc. (a)	5,021	2,233,592
Koninklijke Philips NV (a)	30,140	757,908
Medtronic PLC	18,794	1,479,276
Olympus Corp.	43,276	696,220
ResMed, Inc. (b)	2,079	397,962
Siemens Healthineers AG	10,571	608,945
Smith & Nephew PLC	32,777	405,218
Solventum Corp. (a) (b)	1,956	103,433
Sonova Holding AG	1,900	584,571
STERIS PLC (b)	1,399	307,137
Straumann Holding AG	4,184	515,048
Stryker Corp.	4,799	1,632,860
Sysmex Corp.	18,875	303,253
Teleflex, Inc.	667	140,290
Terumo Corp.	50,295	835,009
Zimmer Biomet Holdings, Inc.	2,912	316,039
		27,802,316
Health Care Providers & Services — 0.7%
Amplifon SpA	4,667	165,547
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Cardinal Health, Inc.	3,447	$338,909
Cencora, Inc. (b)	2,343	527,878
Centene Corp. (a)	7,553	500,764
Chartwell Retirement Residences (b)	19,282	181,115
Cigna Group	4,021	1,329,222
CVS Health Corp.	17,769	1,049,437
DaVita, Inc. (a)	732	101,433
Elevance Health, Inc.	3,290	1,782,719
Fresenius Medical Care AG	7,699	294,431
Fresenius SE & Co. KGaA (a)	15,836	472,998
HCA Healthcare, Inc. (b)	2,743	881,271
Henry Schein, Inc. (a) (b)	1,812	116,149
Humana, Inc.	1,706	637,447
Labcorp Holdings, Inc.	1,193	242,788
McKesson Corp.	1,840	1,074,634
Molina Healthcare, Inc. (a)	829	246,462
NMC Health PLC (a) (d) (e)	8,180	0
Quest Diagnostics, Inc.	1,572	215,175
Ramsay Health Care Ltd.	6,890	216,741
Sonic Healthcare Ltd.	17,109	298,718
UnitedHealth Group, Inc.	13,027	6,634,130
Universal Health Services, Inc. - Class B (b)	845	156,266
		17,464,234
Health Care REITs — 0.5%
Aedifica SA	3,829	232,308
Alexandria Real Estate Equities, Inc.	16,148	1,888,832
Assura PLC	238,313	121,620
CareTrust REIT, Inc.	10,811	271,356
Cofinimmo SA	2,959	178,573
Community Healthcare Trust, Inc.	2,140	50,055
Health Care & Medical Investment Corp.	28	22,445
Healthcare Realty Trust, Inc.	30,549	503,447
HealthCo REIT	36,405	25,662
Healthpeak Properties, Inc.	66,926	1,311,750
Impact Healthcare Reit PLC	25,701	27,888
Life Science Reit PLC	28,177	11,972
LTC Properties, Inc. (b)	3,445	118,852
Medical Properties Trust, Inc. (b)	47,696	205,570
National Health Investors, Inc.	3,338	226,083
NorthWest Healthcare Properties Real Estate Investment Trust (b)	17,806	60,653
Omega Healthcare Investors, Inc.	19,826	679,040
Parkway Life Real Estate Investment Trust	31,100	80,216
Primary Health Properties PLC	105,570	122,553
Sabra Health Care REIT, Inc.	18,457	284,238
Target Healthcare REIT PLC	49,883	49,550
Ventas, Inc.	38,137	1,954,903
Vital Healthcare Property Trust	40,072	43,927
Welltower, Inc.	56,034	5,841,544
		14,313,037
Health Care Technology — 0.0%
M3, Inc.	16,546	158,882
Pro Medicus Ltd.	2,153	204,445
		363,327
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-9

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	18,182	$264,366
CapitaLand Ascott Trust	199,658	128,651
CDL Hospitality Trusts	70,794	49,485
DiamondRock Hospitality Co.	16,781	141,799
Far East Hospitality Trust	81,100	37,097
Hoshino Resorts REIT, Inc.	20	64,787
Host Hotels & Resorts, Inc.	65,986	1,186,428
Hotel Property Investments Ltd.	15,672	33,234
Invincible Investment Corp.	542	219,506
Japan Hotel REIT Investment Corp.	373	180,334
Park Hotels & Resorts, Inc.	16,687	249,971
Pebblebrook Hotel Trust (b)	9,524	130,955
RLJ Lodging Trust (b)	12,155	117,053
Ryman Hospitality Properties, Inc.	4,678	467,145
Service Properties Trust (b)	13,157	67,627
Summit Hotel Properties, Inc. (b)	8,370	50,136
Sunstone Hotel Investors, Inc.	16,222	169,682
Xenia Hotels & Resorts, Inc. (b)	8,132	116,532
		3,674,788
Hotels, Restaurants & Leisure — 0.8%
Accor SA	7,268	299,655
Airbnb, Inc. - Class A (a)	6,249	947,536
Amadeus IT Group SA	16,888	1,123,823
Aristocrat Leisure Ltd.	21,434	708,698
Booking Holdings, Inc.	480	1,901,520
Caesars Entertainment, Inc. (a)	3,063	121,724
Carnival Corp. (a)	14,297	267,640
Chipotle Mexican Grill, Inc. (a)	19,400	1,215,410
Compass Group PLC	63,843	1,738,191
Darden Restaurants, Inc. (b)	1,689	255,579
Delivery Hero SE (a)	7,194	170,341
Domino's Pizza, Inc.	494	255,067
Entain PLC	23,953	189,640
Evolution AB	6,895	718,520
Expedia Group, Inc. (a)	1,797	226,404
Flutter Entertainment PLC (a)	6,652	1,207,515
Galaxy Entertainment Group Ltd.	81,980	381,862
Genting Singapore Ltd.	226,694	144,283
Hilton Worldwide Holdings, Inc.	3,539	772,210
InterContinental Hotels Group PLC	6,116	641,216
La Francaise des Jeux SAEM	3,938	133,688
Las Vegas Sands Corp.	5,167	228,640
Lottery Corp. Ltd.	83,441	281,071
Marriott International, Inc. - Class A	3,396	821,051
McDonald's Corp.	10,201	2,599,623
McDonald's Holdings Co. Japan Ltd.	3,239	127,667
MGM Resorts International (a)	3,552	157,851
Norwegian Cruise Line Holdings Ltd. (a) (b)	6,073	114,112
Oriental Land Co. Ltd.	40,902	1,140,859
Royal Caribbean Cruises Ltd. (a) (b)	3,351	534,250
Sands China Ltd. (a)	91,023	189,633
Sodexo SA	3,317	298,898
Starbucks Corp.	16,032	1,248,091
Whitbread PLC	6,916	258,890
Wynn Resorts Ltd.	1,337	119,661
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	3,986	$527,986
Zensho Holdings Co. Ltd.	3,615	138,613
		22,207,418
Household Durables — 0.3%
Barratt Developments PLC	36,536	216,788
Berkeley Group Holdings PLC	3,972	229,271
DR Horton, Inc.	4,195	591,201
Garmin Ltd.	2,175	354,351
Lennar Corp. - Class A	3,466	519,449
Mohawk Industries, Inc. (a)	750	85,193
NVR, Inc. (a)	44	333,897
Panasonic Holdings Corp.	87,406	718,122
Persimmon PLC	11,984	203,696
PulteGroup, Inc.	2,977	327,768
SEB SA	933	95,129
Sekisui Chemical Co. Ltd.	14,291	198,390
Sekisui House Ltd.	22,364	496,823
Sony Group Corp.	46,809	3,977,453
Taylor Wimpey PLC	132,678	237,088
		8,584,619
Household Products — 0.4%
Church & Dwight Co., Inc.	3,461	358,836
Clorox Co.	1,758	239,914
Colgate-Palmolive Co.	11,613	1,126,926
Essity AB - Class B	22,842	583,898
Henkel AG & Co. KGaA	3,895	306,519
Kimberly-Clark Corp.	4,766	658,661
Procter & Gamble Co.	33,405	5,509,153
Reckitt Benckiser Group PLC	26,487	1,429,348
Unicharm Corp.	15,128	484,675
		10,697,930
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	10,059	176,737
EDP Renovaveis SA	12,763	178,341
Meridian Energy Ltd.	48,521	185,913
RWE AG	23,702	810,856
Vistra Corp.	4,623	397,485
		1,749,332
Industrial Conglomerates — 0.5%
3M Co.	7,832	800,352
CK Hutchison Holdings Ltd.	100,508	481,102
DCC PLC	3,705	259,694
Hikari Tsushin, Inc.	692	128,618
Hitachi Ltd.	173,790	3,917,482
Honeywell International, Inc.	9,217	1,968,198
Investment AB Latour - B Shares	5,550	150,408
Jardine Matheson Holdings Ltd.	5,922	209,307
Keppel Ltd.	54,600	259,851
Lifco AB - B Shares	8,738	240,576
Siemens AG	28,492	5,299,202
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-10

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial Conglomerates—(Continued)
Smiths Group PLC	13,008	$280,598
		13,995,388
Industrial REITs — 1.0%
Advance Logistics Investment Corp.	53	39,598
AIMS APAC REIT	50,500	46,545
Americold Realty Trust, Inc.	22,833	583,155
ARGAN SA	984	77,029
CapitaLand Ascendas REIT	427,148	805,866
Centuria Industrial REIT	42,221	84,765
CRE Logistics REIT, Inc.	49	43,708
Dexus Industria REIT	17,030	32,025
Dream Industrial Real Estate Investment Trust (b)	22,007	203,815
EastGroup Properties, Inc.	3,839	653,014
ESR Kendall Square REIT Co. Ltd.	9,677	32,397
ESR-LOGOS REIT	495,907	98,624
First Industrial Realty Trust, Inc.	10,611	504,129
Frasers Logistics & Commercial Trust	232,100	162,536
GLP J-Reit	372	303,261
Goodman Group	214,073	4,933,619
Goodman Property Trust	84,087	103,231
Granite Real Estate Investment Trust	5,075	251,478
Industrial & Infrastructure Fund Investment Corp.	187	147,268
Innovative Industrial Properties, Inc.	2,248	245,527
Japan Logistics Fund, Inc.	71	117,477
LaSalle Logiport REIT	150	137,628
LXP Industrial Trust	23,182	211,420
Mapletree Industrial Trust	158,962	247,255
Mapletree Logistics Trust	267,839	253,689
Mitsubishi Estate Logistics REIT Investment Corp.	39	92,478
Mitsui Fudosan Logistics Park, Inc.	45	121,349
Montea NV	1,438	121,458
Nippon Prologis REIT, Inc.	284	442,689
Prologis, Inc.	87,395	9,815,332
Rexford Industrial Realty, Inc. (b)	17,327	772,611
Segro PLC	155,256	1,764,311
SOSiLA Logistics REIT, Inc.	56	40,987
STAG Industrial, Inc. (b)	14,540	524,312
Terreno Realty Corp. (b)	7,619	450,892
Tritax Big Box REIT PLC	198,292	388,643
Urban Logistics REIT PLC	37,071	55,140
Warehouse Reit PLC	31,906	32,744
Warehouses De Pauw CVA	20,358	549,750
		25,491,755
Insurance — 1.8%
Admiral Group PLC	9,760	322,725
Aegon Ltd.	51,023	315,013
Aflac, Inc.	7,319	653,660
Ageas SA	5,989	273,616
AIA Group Ltd.	421,297	2,856,794
Allianz SE	14,685	4,080,145
Allstate Corp.	3,735	596,330
American International Group, Inc.	9,394	697,411
Aon PLC - Class A (b)	3,078	903,639
Arch Capital Group Ltd. (a)	5,293	534,011
Security Description	Shares	Value
Insurance—(Continued)
Arthur J Gallagher & Co.	3,093	$802,046
ASR Nederland NV	5,941	283,057
Assicurazioni Generali SpA	38,236	950,914
Assurant, Inc.	736	122,360
Aviva PLC	101,503	612,132
AXA SA	68,085	2,241,858
Baloise Holding AG	1,717	302,265
Brown & Brown, Inc.	3,351	299,613
Chubb Ltd.	5,747	1,465,945
Cincinnati Financial Corp.	2,216	261,710
Dai-ichi Life Holdings, Inc.	33,928	910,906
Everest Group Ltd.	615	234,327
Gjensidige Forsikring ASA	7,497	133,964
Globe Life, Inc.	1,188	97,749
Hannover Rueck SE	2,261	572,953
Hartford Financial Services Group, Inc.	4,186	420,860
Helvetia Holding AG	1,391	188,044
Insurance Australia Group Ltd.	89,519	426,132
Japan Post Holdings Co. Ltd.	78,128	776,521
Japan Post Insurance Co. Ltd.	7,182	139,807
Legal & General Group PLC	224,171	640,504
Loews Corp.	2,570	192,082
Marsh & McLennan Cos., Inc.	6,974	1,469,561
Medibank Pvt Ltd.	103,244	256,703
MetLife, Inc. (f)	8,455	593,456
MS&AD Insurance Group Holdings, Inc.	48,231	1,077,341
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,116	2,558,178
NN Group NV	10,150	472,124
Phoenix Group Holdings PLC	26,282	172,454
Poste Italiane SpA (b)	17,137	218,887
Principal Financial Group, Inc.	3,052	239,429
Progressive Corp.	8,290	1,721,916
Prudential Financial, Inc.	5,081	595,442
Prudential PLC	103,081	935,141
QBE Insurance Group Ltd.	56,323	653,176
Sampo Oyj - A Shares	16,923	726,524
Sompo Holdings, Inc.	33,418	714,045
Suncorp Group Ltd.	47,697	553,570
Swiss Life Holding AG	1,107	814,599
Swiss Re AG	11,307	1,404,843
T&D Holdings, Inc.	18,354	321,724
Talanx AG	2,420	193,220
Tokio Marine Holdings, Inc.	70,445	2,644,195
Travelers Cos., Inc.	3,241	659,025
Tryg AS	13,089	285,943
W.R. Berkley Corp.	2,837	222,931
Willis Towers Watson PLC	1,447	379,317
Zurich Insurance Group AG	5,487	2,919,140
		46,111,977
Interactive Media & Services — 1.7%
Alphabet, Inc. - Class A	83,140	15,143,951
Alphabet, Inc. - Class C (c)	69,187	12,690,279
Auto Trader Group PLC	33,783	340,524
CAR Group Ltd.	13,431	314,464
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-11

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services—(Continued)
LY Corp.	100,204	$241,400
Match Group, Inc. (a) (b)	3,760	114,229
Meta Platforms, Inc. - Class A	31,018	15,639,896
REA Group Ltd.	1,981	258,424
Scout24 SE	2,811	214,334
SEEK Ltd.	13,354	189,266
		45,146,767
IT Services — 0.4%
Accenture PLC - Class A	8,899	2,700,046
Akamai Technologies, Inc. (a)	2,156	194,212
Bechtle AG	3,070	144,465
Capgemini SE	5,824	1,153,568
Cognizant Technology Solutions Corp. - Class A	7,037	478,516
EPAM Systems, Inc. (a)	821	154,438
Fujitsu Ltd.	65,996	1,036,921
Gartner, Inc. (a)	1,099	493,517
GoDaddy, Inc. - Class A (a)	1,995	278,721
International Business Machines Corp.	13,002	2,248,696
NEC Corp.	9,205	752,697
Nomura Research Institute Ltd.	14,152	399,518
NTT Data Group Corp.	23,660	349,420
Obic Co. Ltd.	2,427	313,421
Otsuka Corp.	8,547	164,806
SCSK Corp.	5,862	116,789
TIS, Inc.	7,970	154,152
VeriSign, Inc. (a)	1,226	217,983
Wix.com Ltd. (a)	1,982	315,277
		11,667,163
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	22,470	440,740
Hasbro, Inc.	1,852	108,342
Shimano, Inc.	2,862	443,460
		992,542
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	4,148	537,705
Bachem Holding AG	1,265	116,267
Bio-Rad Laboratories, Inc. - Class A (a)	289	78,929
Bio-Techne Corp.	2,230	159,780
Charles River Laboratories International, Inc. (a) (b)	729	150,597
Danaher Corp. (b)	9,330	2,331,100
Eurofins Scientific SE	5,064	251,766
IQVIA Holdings, Inc. (a)	2,579	545,304
Lonza Group AG	2,792	1,517,325
Mettler-Toledo International, Inc. (a)	302	422,072
Qiagen NV (a)	8,298	342,613
Revvity, Inc.	1,747	183,190
Sartorius Stedim Biotech	1,095	178,916
Thermo Fisher Scientific, Inc.	5,403	2,987,859
Waters Corp. (a) (b)	840	243,701
West Pharmaceutical Services, Inc.	1,031	339,601
		10,386,725
Security Description	Shares	Value
Machinery — 1.1%
Alfa Laval AB	10,846	$472,920
Alstom SA (b)	13,766	231,033
Atlas Copco AB - A Shares	100,696	1,897,748
Atlas Copco AB - B Shares	58,515	947,700
Caterpillar, Inc.	6,922	2,305,718
Cummins, Inc.	1,936	536,137
Daifuku Co. Ltd.	11,391	214,457
Daimler Truck Holding AG	20,053	797,801
Deere & Co. (b)	3,664	1,368,980
Dover Corp.	1,945	350,975
Epiroc AB - A Shares	24,705	492,645
Epiroc AB - B Shares	14,619	266,840
FANUC Corp.	35,723	980,474
Fortive Corp.	4,983	369,240
GEA Group AG	5,814	241,748
Hitachi Construction Machinery Co. Ltd.	4,032	108,642
Hoshizaki Corp.	4,073	129,559
Husqvarna AB - B Shares	13,144	105,104
IDEX Corp.	1,071	215,485
Illinois Tool Works, Inc. (b)	3,843	910,637
Indutrade AB	10,243	260,930
Ingersoll Rand, Inc.	5,710	518,696
Knorr-Bremse AG	2,719	207,638
Komatsu Ltd.	34,681	1,009,285
Kone Oyj - Class B	12,742	629,603
Kubota Corp.	37,494	526,808
Makita Corp.	8,397	229,309
Metso OYJ	23,307	247,233
Minebea Mitsumi, Inc.	13,609	280,658
Mitsubishi Heavy Industries Ltd.	120,150	1,295,545
Nordson Corp.	769	178,362
Otis Worldwide Corp.	5,723	550,896
PACCAR, Inc. (b)	7,419	763,712
Parker-Hannifin Corp.	1,819	920,068
Pentair PLC	2,350	180,175
Rational AG	192	160,045
Sandvik AB	39,971	803,484
Schindler Holding AG (Participation Certificate)	1,527	382,614
Schindler Holding AG	880	219,269
SKF AB - B Shares	12,778	254,970
SMC Corp.	2,147	1,025,069
Snap-on, Inc.	746	194,997
Spirax Group PLC	2,965	318,091
Stanley Black & Decker, Inc. (b)	2,178	174,001
Techtronic Industries Co. Ltd.	51,582	589,003
Toyota Industries Corp.	5,497	465,349
Trelleborg AB - B Shares	8,071	312,697
VAT Group AG (144A)	1,013	570,173
Volvo AB - A Shares	7,506	196,288
Volvo AB - B Shares	59,549	1,527,658
Wartsila Oyj Abp	18,855	362,837
Westinghouse Air Brake Technologies Corp.	2,497	394,651
Xylem, Inc.	3,432	465,482
Yaskawa Electric Corp.	8,998	325,775
		29,485,214
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-12

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Marine Transportation — 0.1%
AP Moller - Maersk AS - Class B	168	$291,621
AP Moller - Maersk AS - Class A (b)	114	193,211
Kawasaki Kisen Kaisha Ltd. (b)	14,736	214,928
Kuehne & Nagel International AG	1,811	520,996
Mitsui OSK Lines Ltd.	12,903	387,183
Nippon Yusen KK	17,212	500,307
SITC International Holdings Co. Ltd.	50,284	136,193
		2,244,439
Media — 0.2%
Charter Communications, Inc. - Class A (a) (b)	1,386	414,359
Comcast Corp. - Class A	55,401	2,169,503
Dentsu Group, Inc. (b)	7,596	191,699
Fox Corp. - Class A	3,272	112,459
Fox Corp. - Class B	1,867	59,781
Informa PLC	51,017	552,323
Interpublic Group of Cos., Inc.	5,342	155,399
News Corp. - Class A	5,367	147,968
News Corp. - Class B	1,619	45,963
Omnicom Group, Inc.	2,772	248,648
Paramount Global - Class B	6,997	72,699
Publicis Groupe SA	8,580	909,424
Vivendi SE	27,027	283,190
WPP PLC	40,433	370,657
		5,734,072
Metals & Mining — 0.8%
Anglo American PLC	47,636	1,498,364
Antofagasta PLC	14,783	391,999
ArcelorMittal SA	17,583	400,862
BHP Group Ltd.	190,125	5,446,399
BlueScope Steel Ltd.	16,614	226,272
Boliden AB	10,253	326,600
Endeavour Mining PLC	6,888	146,263
Fortescue Ltd.	63,484	906,935
Freeport-McMoRan, Inc.	20,332	988,135
Glencore PLC	388,780	2,216,739
JFE Holdings, Inc.	21,574	311,118
Mineral Resources Ltd.	6,586	235,199
Newmont Corp.	16,322	683,402
Nippon Steel Corp.	32,071	675,711
Norsk Hydro ASA	49,739	309,614
Northern Star Resources Ltd.	43,092	370,298
Nucor Corp. (b)	3,394	536,524
Pilbara Minerals Ltd.	107,189	219,456
Rio Tinto Ltd.	13,916	1,104,361
Rio Tinto PLC	42,259	2,781,728
South32 Ltd.	169,796	414,371
Steel Dynamics, Inc.	2,091	270,785
Sumitomo Metal Mining Co. Ltd.	9,266	286,131
voestalpine AG	4,016	108,119
		20,855,385
Multi-Utilities — 0.3%
Ameren Corp.	3,774	268,369
CenterPoint Energy, Inc. (b)	9,055	280,524
Security Description	Shares	Value
Multi-Utilities—(Continued)
Centrica PLC	200,112	$340,251
CMS Energy Corp.	4,227	251,633
Consolidated Edison, Inc. (b)	4,895	437,711
Dominion Energy, Inc. (b)	11,864	581,336
DTE Energy Co.	2,929	325,148
E.ON SE	84,166	1,103,022
Engie SA	68,471	975,230
National Grid PLC	180,121	2,008,619
NiSource, Inc. (b)	6,345	182,799
Public Service Enterprise Group, Inc.	7,050	519,585
Sembcorp Industries Ltd.	33,506	118,469
Sempra (b)	8,957	681,269
Veolia Environnement SA	25,835	775,681
WEC Energy Group, Inc.	4,470	350,716
		9,200,362
Office REITs — 0.3%
Abacus Group	40,570	31,142
Allied Properties Real Estate Investment Trust (b)	10,179	113,914
Boston Properties, Inc. (b)	14,665	902,777
Brandywine Realty Trust (b)	13,517	60,556
Centuria Office REIT	37,197	27,432
Champion REIT	151,206	30,405
CLS Holdings PLC	12,091	13,839
COPT Defense Properties	8,979	224,744
Cousins Properties, Inc.	12,172	281,782
Cromwell Property Group	101,058	26,233
Daiwa Office Investment Corp.	43	75,815
Derwent London PLC	9,019	257,219
Dexus	126,929	548,778
Douglas Emmett, Inc. (b)	12,880	171,433
Easterly Government Properties, Inc. (b)	7,742	95,769
Gecina SA	5,885	543,380
Global One Real Estate Investment Corp. (b)	82	51,961
Great Portland Estates PLC	28,248	120,164
Helical PLC	9,540	29,875
Highwoods Properties, Inc. (b)	8,380	220,143
Hudson Pacific Properties, Inc.	10,908	52,468
Ichigo Office REIT Investment Corp.	94	48,297
Inmobiliaria Colonial Socimi SA	25,565	148,625
Japan Excellent, Inc.	98	72,275
Japan Prime Realty Investment Corp. (b)	74	149,132
Japan Real Estate Investment Corp.	155	489,411
JBG SMITH Properties	7,077	107,783
JR Global Reit	9,308	26,918
Keppel REIT	189,732	116,631
Kilroy Realty Corp.	9,391	292,717
Mirai Corp.	150	41,837
Mori Hills REIT Investment Corp.	127	103,791
Nippon Building Fund, Inc. (b)	181	633,483
NSI NV	1,459	30,027
One REIT, Inc.	20	31,830
Orix JREIT, Inc.	212	209,955
Paramount Group, Inc.	14,714	68,126
Piedmont Office Realty Trust, Inc. - Class A	9,847	71,391
Precinct Properties Group	107,030	72,655
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-13

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Office REITs—(Continued)
Prosperity REIT	95,200	$16,842
Regional REIT Ltd. (144A)	35,376	6,975
Regional REIT Ltd. (a)	75,806	5,364
Sankei Real Estate, Inc.	37	19,557
Shinhan Alpha REIT Co. Ltd.	5,480	25,076
SL Green Realty Corp. (b)	5,299	300,135
Vornado Realty Trust (b)	14,082	370,216
Workspace Group PLC	11,083	83,405
		7,422,283
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA	11,846	301,908
Ampol Ltd.	8,933	192,198
APA Corp. (b)	5,096	150,026
BP PLC	630,701	3,800,278
Chevron Corp. (b)	24,259	3,794,593
ConocoPhillips	16,554	1,893,447
Coterra Energy, Inc.	10,534	280,942
Devon Energy Corp.	8,945	423,993
Diamondback Energy, Inc. (b)	2,524	505,280
ENEOS Holdings, Inc.	108,012	557,055
Eni SpA	80,035	1,232,553
EOG Resources, Inc.	8,134	1,023,827
EQT Corp. (b)	6,250	231,125
Equinor ASA	33,774	965,014
Exxon Mobil Corp.	63,494	7,309,429
Galp Energia SGPS SA	17,422	368,077
Hess Corp.	3,912	577,098
Idemitsu Kosan Co. Ltd.	33,935	220,412
Inpex Corp. (b)	35,402	522,780
Kinder Morgan, Inc.	27,330	543,047
Marathon Oil Corp.	7,983	228,873
Marathon Petroleum Corp. (b)	4,987	865,145
Neste Oyj	15,860	281,262
Occidental Petroleum Corp. (b)	9,412	593,238
OMV AG	5,521	240,114
ONEOK, Inc.	8,261	673,685
Phillips 66	6,001	847,161
Repsol SA (b)	45,638	719,351
Santos Ltd.	121,754	620,506
Shell PLC	240,052	8,626,851
Targa Resources Corp.	3,138	404,112
TotalEnergies SE	80,531	5,367,317
Valero Energy Corp.	4,628	725,485
Williams Cos., Inc.	17,250	733,125
Woodside Energy Group Ltd.	71,181	1,342,282
		47,161,589
Paper & Forest Products — 0.1%
Holmen AB - B Shares	2,857	112,553
Mondi PLC	16,547	317,857
Stora Enso Oyj - R Shares	21,814	298,297
Svenska Cellulosa AB SCA - Class B	22,718	335,976
UPM-Kymmene Oyj	20,009	697,655
		1,762,338
Security Description	Shares	Value
Passenger Airlines — 0.1%
American Airlines Group, Inc. (a) (b)	9,286	$105,210
ANA Holdings, Inc.	5,991	110,573
Delta Air Lines, Inc.	9,134	433,317
Deutsche Lufthansa AG	22,429	137,163
Japan Airlines Co. Ltd.	5,408	85,308
Qantas Airways Ltd. (a)	29,932	116,465
Singapore Airlines Ltd.	55,813	283,340
Southwest Airlines Co. (b)	8,471	242,355
United Airlines Holdings, Inc. (a)	4,654	226,464
		1,740,195
Personal Care Products — 0.5%
Beiersdorf AG	3,779	552,121
Estee Lauder Cos., Inc. - Class A	3,298	350,907
Haleon PLC	256,768	1,045,275
Kao Corp.	17,465	709,634
Kenvue, Inc.	27,102	492,714
L'Oreal SA	9,021	3,966,661
Shiseido Co. Ltd.	14,995	426,746
Unilever PLC	93,921	5,171,070
		12,715,128
Pharmaceuticals — 3.3%
Astellas Pharma, Inc.	67,841	670,940
AstraZeneca PLC	58,116	9,060,051
Bayer AG	36,829	1,041,486
Bristol-Myers Squibb Co.	28,692	1,191,579
Catalent, Inc. (a)	2,562	144,061
Chugai Pharmaceutical Co. Ltd.	25,178	898,774
Daiichi Sankyo Co. Ltd.	69,342	2,422,368
Eisai Co. Ltd.	9,450	388,019
Eli Lilly & Co.	11,300	10,230,794
GSK PLC	155,386	2,994,742
Hikma Pharmaceuticals PLC	6,238	148,661
Ipsen SA	1,414	173,070
Johnson & Johnson	34,064	4,978,794
Kyowa Kirin Co. Ltd. (b)	10,121	173,035
Merck & Co., Inc.	35,849	4,438,106
Merck KGaA	4,845	802,840
Novartis AG	73,888	7,915,798
Novo Nordisk AS - Class B	122,340	17,477,023
Ono Pharmaceutical Co. Ltd.	14,021	191,450
Orion OYJ - Class B	4,045	172,647
Otsuka Holdings Co. Ltd.	15,684	661,371
Pfizer, Inc.	80,205	2,244,136
Recordati Industria Chimica e Farmaceutica SpA	3,919	204,931
Roche Holding AG (Bearer Shares)	1,200	366,045
Roche Holding AG	26,338	7,309,175
Sandoz Group AG	15,349	555,335
Sanofi SA	42,674	4,101,881
Shionogi & Co. Ltd.	9,449	369,579
Takeda Pharmaceutical Co. Ltd.	59,322	1,538,734
Teva Pharmaceutical Industries Ltd. (ADR) (a)	42,001	682,516
UCB SA	4,740	702,456
Viatris, Inc.	16,853	179,147
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-14

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Zoetis, Inc.	6,458	$1,119,559
		85,549,103
Professional Services — 0.6%
Adecco Group AG	6,314	209,770
Automatic Data Processing, Inc.	5,793	1,382,731
Broadridge Financial Solutions, Inc.	1,673	329,581
Bureau Veritas SA	11,907	328,658
Computershare Ltd.	20,065	352,472
Dayforce, Inc. (a) (b)	2,235	110,856
Equifax, Inc. (b)	1,750	424,305
Experian PLC	34,434	1,596,835
Intertek Group PLC	6,050	366,853
Jacobs Solutions, Inc.	1,772	247,566
Leidos Holdings, Inc.	1,914	279,214
Paychex, Inc.	4,534	537,551
Paycom Software, Inc.	680	97,267
Randstad NV	4,068	184,224
Recruit Holdings Co. Ltd.	55,665	2,995,821
RELX PLC	70,375	3,226,064
SGS SA	5,619	499,900
Teleperformance SE	2,022	212,091
Verisk Analytics, Inc.	2,019	544,221
Wolters Kluwer NV	9,317	1,540,204
		15,466,184
Real Estate Management & Development — 0.9%
Abrdn European Logistics Income PLC (144A)	31,492	23,886
Aeon Mall Co. Ltd.	7,461	87,975
Allreal Holding AG	1,172	200,675
Amot Investments Ltd.	17,367	70,302
Aroundtown SA (a)	54,953	115,623
Atrium Ljungberg AB - B Shares	3,589	69,368
Azrieli Group Ltd.	4,534	265,479
CA Immobilien Anlagen AG (b)	2,738	90,736
CapitaLand Investment Ltd.	300,340	588,707
Castellum AB (a)	34,344	420,261
Catena AB	2,950	146,902
CBRE Group, Inc. - Class A (a)	4,269	380,411
Cibus Nordic Real Estate AB publ	4,536	67,626
City Developments Ltd.	36,896	140,035
Citycon OYJ	7,245	30,641
CK Asset Holdings Ltd.	72,707	272,176
Corem Property Group AB - Class B (b)	41,210	33,903
CoStar Group, Inc. (a)	5,780	428,529
Daito Trust Construction Co. Ltd.	2,196	226,615
Daiwa House Industry Co. Ltd.	21,010	533,664
Deutsche EuroShop AG	1,453	34,381
Deutsche Wohnen SE	3,961	76,179
Dios Fastigheter AB	7,118	57,990
Entra ASA (144A) (a)	5,732	58,844
Fabege AB	20,178	160,500
Fastighets AB Balder - B Shares (a)	75,877	521,748
FastPartner AB - Class A	4,158	27,553
Grainger PLC	59,638	183,736
Grand City Properties SA (a)	7,968	92,222
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Heiwa Real Estate Co. Ltd.	2,528	$61,742
Henderson Land Development Co. Ltd.	54,449	145,614
Hongkong Land Holdings Ltd.	129,496	418,295
Hufvudstaden AB - A Shares	8,629	102,141
Hulic Co. Ltd. (b)	47,638	422,839
Hysan Development Co. Ltd.	48,189	69,224
Intershop Holding AG	438	57,628
Kennedy-Wilson Holdings, Inc.	9,069	88,151
Kojamo OYJ (a)	12,711	130,834
LEG Immobilien SE	8,745	714,079
Lifestyle Communities Ltd.	8,805	73,204
Melisron Ltd.	2,025	133,874
Mitsubishi Estate Co. Ltd.	128,909	2,030,693
Mitsui Fudosan Co. Ltd.	315,626	2,903,188
Mobimo Holding AG	572	162,031
New World Development Co. Ltd.	113,066	105,794
Nomura Real Estate Holdings, Inc.	12,768	321,054
NP3 Fastigheter AB	2,039	49,455
Nyfosa AB	14,614	140,940
Pandox AB	7,100	126,863
Peach Property Group AG (a)	1,290	10,517
Platzer Fastigheter Holding AB - Class B	4,338	36,972
PSP Swiss Property AG	3,630	466,006
Sagax AB - Class B	25,484	653,868
Samhallsbyggnadsbolaget i Norden AB (b)	92,991	47,045
Sino Land Co. Ltd.	428,756	441,946
Sirius Real Estate Ltd.	107,422	127,318
StorageVault Canada, Inc. (b)	18,927	64,471
Sumitomo Realty & Development Co. Ltd.	42,504	1,255,342
Sun Hung Kai Properties Ltd.	168,879	1,460,082
Swire Pacific Ltd. - Class A	15,868	140,256
Swire Properties Ltd.	128,620	204,803
Swiss Prime Site AG	9,046	855,992
TAG Immobilien AG (a)	12,180	178,419
Tokyo Tatemono Co. Ltd. (b)	15,642	247,750
UOL Group Ltd.	39,666	152,151
VGP NV	810	90,441
Vonovia SE	83,501	2,370,088
Wallenstam AB - Class B	26,704	126,438
Wharf Holdings Ltd.	40,098	112,720
Wharf Real Estate Investment Co. Ltd.	187,279	494,946
Wihlborgs Fastigheter AB	21,334	197,482
		23,399,363
Residential REITs — 0.7%
Advance Residence Investment Corp.	107	217,893
American Homes 4 Rent - Class A	27,130	1,008,151
Apartment Investment & Management Co. - Class A (a)	11,345	94,050
AvalonBay Communities, Inc.	13,410	2,774,395
Boardwalk Real Estate Investment Trust	3,272	168,569
Camden Property Trust (b)	9,823	1,071,788
Canadian Apartment Properties REIT (b)	13,431	436,393
Care Property Invest NV	2,973	41,932
Centerspace	1,188	80,345
Comforia Residential REIT, Inc.	55	108,841
Daiwa Securities Living Investments Corp.	157	102,466
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-15

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Residential REITs—(Continued)
Elme Communities	7,103	$113,151
Empiric Student Property PLC	47,196	54,276
Equity LifeStyle Properties, Inc.	14,807	964,380
Equity Residential	35,236	2,443,264
Essex Property Trust, Inc.	6,039	1,643,816
Home Invest Belgium SA	863	15,842
Home Reit PLC (a) (d) (e)	72,879	35,008
Independence Realty Trust, Inc. (b)	18,024	337,770
Ingenia Communities Group	29,666	94,086
InterRent Real Estate Investment Trust (b)	10,854	94,493
Invitation Homes, Inc.	57,327	2,057,466
Irish Residential Properties REIT PLC	35,747	34,603
Killam Apartment Real Estate Investment Trust	9,382	116,859
Mid-America Apartment Communities, Inc. (b)	10,985	1,566,571
NexPoint Residential Trust, Inc.	1,810	71,513
Nippon Accommodations Fund, Inc.	37	147,079
PRS REIT PLC	41,535	39,463
Residential Secure Income PLC (144A)	14,901	9,016
Samty Residential Investment Corp.	35	22,938
Starts Proceed Investment Corp.	20	24,881
Sun Communities, Inc. (b)	9,911	1,192,690
Triple Point Social Housing Reit PLC (144A)	28,667	20,651
UDR, Inc.	30,667	1,261,947
UNITE Group PLC	29,169	329,128
Veris Residential, Inc. (b)	6,261	93,915
Xior Student Housing NV	2,722	86,997
		18,976,626
Retail REITs — 1.0%
Acadia Realty Trust (b)	8,059	144,417
AEON REIT Investment Corp.	142	117,447
Agree Realty Corp. (b)	7,958	492,919
Ascencio	415	20,045
Brixmor Property Group, Inc.	24,077	555,938
BWP Trust	43,579	100,632
CapitaLand Integrated Commercial Trust	606,825	882,801
Carmila SA	4,555	76,307
Charter Hall Retail REIT	39,470	85,582
Choice Properties Real Estate Investment Trust (b)	22,224	208,586
Crombie Real Estate Investment Trust	8,526	79,461
Eurocommercial Properties NV	3,432	82,489
Federal Realty Investment Trust	7,690	776,459
First Capital Real Estate Investment Trust (b)	17,021	182,894
Fortune Real Estate Investment Trust	115,780	55,654
Frasers Centrepoint Trust	87,900	137,751
Frontier Real Estate Investment Corp. (b)	41	112,065
Fukuoka REIT Corp.	58	56,866
Getty Realty Corp.	3,946	105,200
Hamborner REIT AG (b)	5,734	40,064
Hammerson PLC	355,091	124,297
HomeCo Daily Needs REIT	140,020	107,804
Immobiliare Grande Distribuzione SIIQ SpA (a)	5,249	9,671
InvenTrust Properties Corp.	5,435	134,571
Japan Metropolitan Fund Invest	547	307,697
Kimco Realty Corp.	62,381	1,213,934
Kite Realty Group Trust	17,319	387,599
Security Description	Shares	Value
Retail REITs—(Continued)
Kiwi Property Group Ltd.	128,137	$64,766
Klepierre SA	24,622	659,759
Lar Espana Real Estate Socimi SA (a)	4,770	34,941
Lendlease Global Commercial REIT	137,824	56,863
Link REIT	301,281	1,170,436
LOTTE Reit Co. Ltd.	9,778	23,218
Macerich Co. (b)	17,280	266,803
Mapletree Pan Asia Commercial Trust	184,314	165,708
Mercialys SA	7,507	83,166
NETSTREIT Corp. (b)	5,880	94,668
NewRiver REIT PLC	24,650	24,256
NNN REIT, Inc.	14,564	620,426
Paragon REIT	88,100	55,557
Phillips Edison & Co., Inc. (b)	9,793	320,329
Primaris Real Estate Investment Trust	7,701	74,699
Realty Income Corp. (b)	81,593	4,309,742
Regency Centers Corp.	17,099	1,063,558
Region RE Ltd.	93,421	130,081
Retail Estates NV	989	65,669
Retail Opportunity Investments Corp.	9,886	122,883
RioCan Real Estate Investment Trust (b)	24,052	295,540
Scentre Group	612,676	1,275,656
Shaftesbury Capital PLC	119,770	210,942
Simon Property Group, Inc.	30,615	4,647,357
SITE Centers Corp. (b)	15,151	219,689
SmartCentres Real Estate Investment Trust (b)	10,419	167,475
Starhill Global REIT	116,200	41,547
Supermarket Income Reit PLC	99,909	91,637
Tanger, Inc. (b)	8,491	230,191
Unibail-Rodamco-Westfield	12,730	1,004,983
Urban Edge Properties (b)	9,555	176,481
Vastned Retail NV	1,379	34,253
Vicinity Ltd.	448,391	550,129
Waypoint REIT Ltd.	54,084	78,329
Wereldhave NV	3,516	49,915
		25,080,802
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc. (a)	22,877	3,710,878
Advantest Corp.	28,721	1,162,491
Analog Devices, Inc.	7,019	1,602,157
Applied Materials, Inc.	11,760	2,775,242
ASM International NV	1,761	1,341,352
ASML Holding NV	14,980	15,454,830
BE Semiconductor Industries NV	2,890	482,860
Broadcom, Inc.	6,147	9,869,193
Disco Corp.	3,453	1,323,103
Enphase Energy, Inc. (a)	1,926	192,041
First Solar, Inc. (a)	1,515	341,572
Infineon Technologies AG	48,957	1,798,546
Intel Corp.	60,254	1,866,066
KLA Corp.	1,906	1,571,516
Lam Research Corp.	1,851	1,971,037
Lasertec Corp.	3,005	678,933
Microchip Technology, Inc.	7,649	699,883
Micron Technology, Inc.	15,674	2,061,601
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-16

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Monolithic Power Systems, Inc.	689	$566,138
NVIDIA Corp.	348,165	43,012,304
NXP Semiconductors NV	3,619	973,837
ON Semiconductor Corp. (a)	6,090	417,470
Qorvo, Inc. (a)	1,367	158,627
QUALCOMM, Inc.	15,824	3,151,824
Renesas Electronics Corp.	56,101	1,059,245
Rohm Co. Ltd.	12,356	165,580
SCREEN Holdings Co. Ltd.	3,047	277,556
Skyworks Solutions, Inc.	2,271	242,043
STMicroelectronics NV	25,382	989,799
SUMCO Corp.	13,127	190,653
Teradyne, Inc.	2,210	327,721
Texas Instruments, Inc.	12,887	2,506,908
Tokyo Electron Ltd.	17,681	3,882,697
		106,825,703
Software — 3.2%
Adobe, Inc. (a)	6,341	3,522,679
ANSYS, Inc. (a)	1,236	397,374
Autodesk, Inc. (a)	3,028	749,279
Cadence Design Systems, Inc. (a)	3,852	1,185,453
Check Point Software Technologies Ltd. (a)	3,386	558,690
Crowdstrike Holdings, Inc. - Class A (a)	3,265	1,251,115
CyberArk Software Ltd. (a) (b)	1,586	433,644
Dassault Systemes SE	25,088	944,423
Fair Isaac Corp. (a)	350	521,031
Fortinet, Inc. (a)	8,975	540,923
Gen Digital, Inc.	7,799	194,819
Intuit, Inc.	3,963	2,604,523
Microsoft Corp. (c)	105,196	47,017,352
Monday.com Ltd. (a)	1,376	331,286
Nemetschek SE	2,165	212,904
Nice Ltd. (a)	2,357	406,721
Oracle Corp.	24,000	3,285,312
Palo Alto Networks, Inc. (a) (b)	4,573	1,550,293
PTC, Inc. (a) (b)	1,695	307,931
Roper Technologies, Inc. (b)	1,515	853,945
Sage Group PLC	37,660	516,543
Salesforce, Inc.	13,747	3,534,354
SAP SE	39,147	7,948,208
ServiceNow, Inc. (a)	2,902	2,282,916
Synopsys, Inc. (a)	2,159	1,284,735
Temenos AG	2,395	165,178
Trend Micro, Inc.	5,017	203,644
Tyler Technologies, Inc. (a) (b)	601	302,171
WiseTech Global Ltd.	6,250	415,458
Xero Ltd. (a)	5,425	491,279
		84,014,183
Specialized REITs — 1.2%
Abacus Storage King	42,811	32,914
American Tower Corp.	6,610	1,284,852
Arena REIT	28,389	72,913
Big Yellow Group PLC	15,093	223,854
Charter Hall Social Infrastructure REIT	27,278	42,953
Security Description	Shares	Value
Specialized REITs—(Continued)
Crown Castle, Inc.	6,150	$600,855
CubeSmart	17,979	812,112
Digital Core REIT Management Pte. Ltd.	72,150	41,133
Digital Realty Trust, Inc.	30,548	4,644,823
EPR Properties (b)	6,004	252,048
Equinix, Inc.	8,964	6,782,162
Extra Space Storage, Inc. (b)	19,805	3,077,895
Four Corners Property Trust, Inc. (b)	7,317	180,510
Gaming & Leisure Properties, Inc. (b)	20,930	946,245
Iron Mountain, Inc. (b)	27,547	2,468,762
Keppel DC REIT	103,107	136,428
National Storage Affiliates Trust	5,755	237,221
National Storage REIT	108,993	167,245
Public Storage (b)	14,948	4,299,792
Safehold, Inc. (b)	4,130	79,668
Safestore Holdings PLC	17,184	167,237
SBA Communications Corp.	1,521	298,572
Shurgard Self Storage Ltd.	2,467	95,246
VICI Properties, Inc. (b)	98,547	2,822,386
Weyerhaeuser Co.	10,319	292,957
		30,060,783
Specialty Retail — 0.7%
AutoZone, Inc. (a)	245	726,205
Avolta AG	3,432	133,481
Bath & Body Works, Inc.	3,166	123,632
Best Buy Co., Inc.	2,725	229,690
CarMax, Inc. (a)	2,228	163,402
Fast Retailing Co. Ltd.	6,562	1,664,738
H & M Hennes & Mauritz AB - B Shares (b)	21,522	339,811
Home Depot, Inc.	14,027	4,828,654
Industria de Diseno Textil SA	40,893	2,020,834
JD Sports Fashion PLC	97,154	145,412
Kingfisher PLC	70,193	220,961
Lowe's Cos., Inc.	8,099	1,785,506
Nitori Holdings Co. Ltd.	3,003	317,666
O'Reilly Automotive, Inc. (a)	834	880,754
Ross Stores, Inc.	4,746	689,689
TJX Cos., Inc.	16,029	1,764,793
Tractor Supply Co.	1,526	412,020
Ulta Beauty, Inc. (a)	678	261,620
Zalando SE (a)	8,405	196,479
ZOZO, Inc.	5,068	127,142
		17,032,489
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	204,016	42,969,850
Brother Industries Ltd.	8,696	153,832
Canon, Inc. (b)	37,500	1,018,958
FUJIFILM Holdings Corp.	41,968	986,667
Hewlett Packard Enterprise Co.	18,400	389,528
HP, Inc. (b)	12,216	427,804
Logitech International SA	5,840	561,974
NetApp, Inc.	2,921	376,225
Ricoh Co. Ltd.	20,565	176,653
Seagate Technology Holdings PLC (b)	2,764	285,438
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-17

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Technology Hardware, Storage & Peripherals—(Continued)
Seiko Epson Corp.	10,825	$167,997
Super Micro Computer, Inc. (a) (b)	713	584,196
Western Digital Corp. (a)	4,622	350,209
		48,449,331
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG	6,073	1,449,398
Asics Corp.	24,200	372,389
Burberry Group PLC	13,442	149,260
Cie Financiere Richemont SA - Class A	20,153	3,145,254
Deckers Outdoor Corp. (a)	363	351,366
Hermes International SCA	1,188	2,734,426
Kering SA	2,791	1,014,637
Lululemon Athletica, Inc. (a)	1,622	484,491
LVMH Moet Hennessy Louis Vuitton SE	10,339	7,939,848
Moncler SpA	8,241	504,686
NIKE, Inc. - Class B	17,147	1,292,369
Pandora AS	3,074	461,810
Puma SE	3,957	181,860
Ralph Lauren Corp.	553	96,808
Swatch Group AG	3,057	302,929
Tapestry, Inc. (b)	3,252	139,153
		20,620,684
Tobacco — 0.3%
Altria Group, Inc.	24,311	1,107,366
British American Tobacco PLC	75,276	2,313,994
Imperial Brands PLC	30,770	787,830
Japan Tobacco, Inc. (b)	44,986	1,217,858
Philip Morris International, Inc.	22,289	2,258,545
		7,685,593
Trading Companies & Distributors — 0.6%
AerCap Holdings NV	7,676	715,403
Ashtead Group PLC	16,394	1,092,315
Beijer Ref AB	13,527	209,458
Brenntag SE	4,871	328,243
Bunzl PLC	12,672	480,692
Fastenal Co.	8,104	509,255
IMCD NV	2,136	295,696
ITOCHU Corp.	44,561	2,186,502
Marubeni Corp.	53,415	997,775
Mitsubishi Corp.	125,332	2,465,102
Mitsui & Co. Ltd.	96,462	2,200,456
MonotaRO Co. Ltd.	9,397	110,678
Reece Ltd.	8,475	141,719
Rexel SA	8,455	217,519
Seven Group Holdings Ltd.	8,026	200,790
Sumitomo Corp.	38,974	978,751
Toyota Tsusho Corp.	23,889	467,796
United Rentals, Inc. (b)	943	609,866
WW Grainger, Inc. (b)	619	558,487
		14,766,503
Security Description	Shares/ Principal Amount*	Value
Transportation Infrastructure — 0.1%
Aena SME SA	2,812	$567,172
Aeroports de Paris SA	1,298	158,605
Auckland International Airport Ltd.	49,942	232,086
Getlink SE	11,340	187,302
Transurban Group	115,921	958,578
		2,103,743
Water Utilities — 0.0%
American Water Works Co., Inc. (b)	2,758	356,223
Severn Trent PLC	10,091	303,538
United Utilities Group PLC	25,563	317,454
		977,215
Wireless Telecommunication Services — 0.3%
KDDI Corp.	56,111	1,486,954
SoftBank Corp.	106,982	1,309,045
SoftBank Group Corp.	38,575	2,514,900
Tele2 AB - B Shares	20,114	202,288
T-Mobile U.S., Inc.	7,298	1,285,762
Vodafone Group PLC	862,919	760,254
		7,559,203
Total Common Stocks (Cost $902,283,393)		1,397,657,960

U.S. Treasury & Government Agencies—30.2%
Federal Agencies — 2.8%
Federal Farm Credit Banks Funding Corp.
4.125%, 01/22/26	3,000,000	2,964,838
4.625%, 03/05/26	2,000,000	1,992,923
Federal Home Loan Banks
4.125%, 01/15/27	2,200,000	2,174,234
4.625%, 06/06/25	19,160,000	19,062,476
4.625%, 11/17/26	8,000,000	7,991,959
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32 (b)	3,575,000	4,000,837
6.750%, 03/15/31 (b)	3,531,000	3,987,103
Federal National Mortgage Association
6.625%, 11/15/30 (b)	15,425,000	17,240,362
7.250%, 05/15/30 (b)	10,188,000	11,668,131
		71,082,863
U.S. Treasury — 27.4%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	12,560,200	7,728,939
1.250%, 05/15/50	1,923,600	953,384
2.250%, 08/15/46	19,880,600	13,252,439
2.250%, 08/15/49	4,197,400	2,712,898
2.250%, 02/15/52	15,608,800	9,943,293
2.375%, 11/15/49 (b)	4,579,300	3,040,584
2.375%, 05/15/51	18,977,100	12,498,199
2.500%, 02/15/45	5,470,900	3,902,504
2.750%, 08/15/47 (b)	2,337,700	1,702,868
2.875%, 05/15/43	5,028,100	3,904,634
2.875%, 08/15/45 (b)	29,768,500	22,608,943
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-18

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.875%, 05/15/49	3,659,800	$2,703,391
2.875%, 05/15/52	9,094,300	6,665,483
3.000%, 05/15/45	1,329,600	1,033,452
3.000%, 02/15/47 (b)	3,206,300	2,457,328
3.000%, 05/15/47 (b)	3,558,700	2,722,128
3.000%, 02/15/48	1,975,100	1,502,851
3.000%, 08/15/48	9,323,800	7,074,069
3.000%, 02/15/49	2,720,900	2,060,976
3.125%, 02/15/43	8,508,800	6,890,134
3.625%, 08/15/43	7,666,400	6,661,383
3.625%, 02/15/53	2,654,000	2,257,766
3.625%, 05/15/53	10,228,500	8,704,214
3.750%, 08/15/41	3,613,400	3,263,211
3.750%, 11/15/43	487,200	430,601
4.000%, 11/15/52	3,324,500	3,028,671
4.375%, 05/15/41	530,600	520,340
4.500%, 08/15/39	301,900	302,914
4.750%, 11/15/53	4,462,500	4,613,109
5.250%, 11/15/28	16,969,400	17,556,700
5.500%, 08/15/28	5,597,100	5,844,815
6.000%, 02/15/26 (b) (g)	31,745,700	32,365,733
6.125%, 11/15/27	18,628,100	19,601,709
6.250%, 05/15/30	854,700	937,566
6.375%, 08/15/27	2,592,500	2,734,480
U.S. Treasury Notes
0.625%, 08/15/30	2,288,700	1,834,179
0.875%, 09/30/26	9,132,700	8,405,295
1.125%, 10/31/26	9,196,500	8,487,004
1.250%, 12/31/26	6,774,600	6,245,070
1.375%, 11/15/31	6,708,900	5,457,271
1.500%, 08/15/26	2,030,700	1,900,291
1.500%, 01/31/27 (b)	6,697,800	6,198,605
1.500%, 02/15/30 (b)	6,315,400	5,420,389
1.625%, 02/15/26	11,760,100	11,170,717
1.625%, 05/15/31 (g)	25,068,500	21,039,914
1.750%, 11/15/29	7,665,200	6,732,501
1.875%, 02/28/27	13,519,000	12,611,748
1.875%, 02/15/32	19,871,900	16,681,528
2.000%, 11/15/26	33,782,600	31,789,954
2.250%, 11/15/25	9,040,300	8,717,180
2.250%, 02/15/27	9,640,500	9,088,807
2.250%, 08/15/27	31,517,500	29,447,933
2.250%, 11/15/27	33,211,800	30,894,758
2.375%, 05/15/27	46,256,900	43,564,604
2.375%, 05/15/29	18,512,900	16,906,038
2.625%, 02/15/29	8,538,200	7,915,178
2.750%, 08/15/32	11,079,600	9,859,546
2.875%, 05/15/28	3,859,700	3,646,361
2.875%, 05/15/32	22,729,000	20,478,296
3.125%, 11/15/28	6,139,100	5,829,507
3.375%, 05/15/33	11,385,800	10,551,879
3.500%, 04/30/28	3,969,500	3,839,561
3.500%, 02/15/33	4,823,100	4,520,526
3.625%, 03/31/28	3,892,000	3,782,538
3.625%, 05/31/28	1,997,800	1,940,910
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.750%, 12/31/28	7,552,400	$7,359,460
3.875%, 12/31/27	8,008,100	7,854,507
3.875%, 08/15/33	8,854,100	8,517,921
4.000%, 02/29/28	3,968,200	3,907,747
4.000%, 06/30/28	8,100,500	7,977,410
4.000%, 01/31/29	4,523,200	4,453,585
4.000%, 02/15/34 (b)	9,300,400	9,027,201
4.125%, 10/31/27	5,838,000	5,772,551
4.125%, 03/31/29	4,851,500	4,802,037
4.125%, 11/15/32	9,781,100	9,616,426
4.250%, 01/31/26	4,419,000	4,376,536
4.250%, 02/28/29 (b)	1,874,200	1,865,781
4.375%, 08/31/28 (b)	13,698,500	13,682,447
4.375%, 11/30/28	4,486,900	4,486,199
4.375%, 05/15/34 (b)	4,929,100	4,930,640
4.500%, 05/31/29	5,240,600	5,276,220
4.500%, 11/15/33	11,346,400	11,451,000
4.625%, 09/30/28	5,492,700	5,539,259
4.625%, 04/30/29	12,995,500	13,144,745
		713,181,469
Total U.S. Treasury & Government Agencies (Cost $864,525,829)		784,264,332

Foreign Government—10.5%
Sovereign — 10.5%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	5,507,000	3,363,839
2.750%, 05/21/41 (AUD)	426,000	223,341
3.000%, 11/21/33 (AUD)	1,758,000	1,055,385
3.750%, 04/21/37 (AUD)	1,896,000	1,182,966
Bundesobligation
2.200%, 04/13/28 (EUR)	2,410,037	2,551,550
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	2,993,000	2,742,348
Zero Coupon, 08/15/31 (EUR)	5,435,389	4,925,358
Zero Coupon, 08/15/50 (EUR)	2,847,802	1,543,129
0.500%, 02/15/26 (EUR)	8,788,442	9,065,117
1.250%, 08/15/48 (EUR)	404,000	324,051
2.200%, 02/15/34 (EUR)	650,000	679,595
2.500%, 07/04/44 (EUR)	1,063,600	1,103,815
3.250%, 07/04/42 (EUR)	702,500	810,198
4.250%, 07/04/39 (EUR)	1,677,500	2,142,700
5.500%, 01/04/31 (EUR)	2,832,600	3,578,519
Canada Government Bonds
1.500%, 06/01/26 (CAD)	1,477,000	1,032,545
2.750%, 06/01/33 (CAD)	2,560,000	1,763,622
3.500%, 12/01/45 (CAD)	2,295,000	1,688,374
5.750%, 06/01/29 (CAD)	5,559,000	4,484,746
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	4,004,000	520,468
4.500%, 11/15/39 (DKK)	4,060,000	712,965
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	1,613,000	1,414,413
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-19

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Finland Government Bonds
0.500%, 04/15/26 (144A) (EUR)	1,288,000	$1,318,610
1.375%, 04/15/47 (144A) (EUR)	462,000	348,275
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (144A) (EUR)	1,458,209	1,224,880
0.500%, 05/25/25 (144A) (EUR)	3,110,000	3,246,004
0.500%, 05/25/26 (144A) (EUR)	7,888,399	8,044,325
1.250%, 05/25/36 (EUR)	2,719,800	2,313,294
1.250%, 05/25/36 (144A) (EUR)	2,167,000	1,843,116
1.500%, 05/25/50 (144A) (EUR)	2,712,042	1,868,766
2.500%, 05/25/30 (144A) (EUR)	11,069,117	11,514,905
3.000%, 05/25/33 (144A) (EUR)	2,007,167	2,116,178
3.250%, 05/25/45 (144A) (EUR)	4,074,619	4,137,360
4.000%, 04/25/60 (144A) (EUR)	292,000	331,386
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	1,530,000	1,395,288
1.300%, 05/15/33 (EUR)	355,000	333,837
2.000%, 02/18/45 (EUR)	483,000	423,685
5.400%, 03/13/25 (EUR)	1,140,800	1,237,293
Italy Buoni Poliennali Del Tesoro
1.650%, 03/01/32 (144A) (EUR)	9,295,000	8,568,920
1.800%, 03/01/41 (144A) (EUR)	529,000	396,856
3.250%, 09/01/46 (144A) (EUR)	196,000	175,466
3.800%, 08/01/28 (EUR)	1,808,000	1,959,924
3.850%, 09/01/49 (144A) (EUR)	2,726,000	2,642,067
5.000%, 08/01/39 (144A) (EUR)	2,969,000	3,403,817
5.250%, 11/01/29 (EUR)	7,731,283	8,967,899
Japan Government Forty Year Bonds
1.700%, 03/20/54 (JPY)	205,850,000	1,151,846
Japan Government Ten Year Bonds
0.100%, 12/20/29 (JPY)	767,550,000	4,641,605
0.100%, 06/20/31 (JPY)	501,750,000	2,982,589
0.500%, 12/20/24 (JPY)	1,759,050,000	10,953,910
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	2,148,293
0.500%, 09/20/46 (JPY)	1,021,600,000	4,697,303
0.700%, 06/20/51 (JPY)	879,550,000	3,892,948
0.700%, 12/20/51 (JPY)	228,000,000	1,001,689
1.800%, 09/20/43 (JPY)	130,050,000	806,004
1.900%, 09/20/42 (JPY)	354,800,000	2,254,631
2.300%, 03/20/40 (JPY)	571,750,000	3,899,798
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	4,146,950
1.500%, 03/20/33 (JPY)	274,550,000	1,788,440
1.700%, 12/20/31 (JPY)	195,350,000	1,293,555
1.700%, 09/20/32 (JPY)	125,600,000	831,564
1.700%, 09/20/33 (JPY)	1,075,000,000	7,103,860
2.100%, 06/20/29 (JPY)	130,800,000	872,967
Japan Government Two Year Bonds
0.005%, 01/01/25 (JPY)	1,352,250,000	8,400,692
0.005%, 02/01/25 (JPY)	2,086,650,000	12,961,379
0.005%, 03/01/25 (JPY)	1,900,000,000	11,799,863
Kingdom of Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	2,970,000	2,900,444
1.250%, 04/22/33 (144A) (EUR)	1,077,905	1,000,025
1.600%, 06/22/47 (144A) (EUR)	1,488,123	1,117,578
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Kingdom of Belgium Government Bonds
4.250%, 03/28/41 (144A) (EUR)	979,123	$1,157,562
5.000%, 03/28/35 (144A) (EUR)	962,000	1,199,012
Mexico Bonos
7.500%, 05/26/33 (MXN)	36,480,000	1,715,487
7.750%, 05/29/31 (MXN)	32,225,000	1,569,681
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	3,010,725	2,668,690
Zero Coupon, 01/15/52 (144A) (EUR)	545,011	271,757
2.750%, 01/15/47 (144A) (EUR)	486,000	506,719
3.750%, 01/15/42 (144A) (EUR)	905,600	1,076,305
5.500%, 01/15/28 (144A) (EUR)	1,005,174	1,176,459
New Zealand Government Bonds
2.000%, 05/15/32 (NZD)	2,286,000	1,153,703
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	6,362,000	506,915
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	2,712,000	2,394,088
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,549,680
3.150%, 06/20/44 (144A) (EUR)	1,503,000	1,580,906
4.150%, 03/15/37 (144A) (EUR)	267,000	314,346
Republic of Poland Government Bonds
5.750%, 04/25/29 (PLN)	9,143,000	2,296,621
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	823,000	571,281
2.875%, 08/01/28 (SGD)	868,000	631,924
3.375%, 09/01/33 (SGD)	731,000	546,255
Spain Government Bonds
1.000%, 10/31/50 (144A) (EUR)	1,318,000	749,714
1.450%, 10/31/27 (144A) (EUR)	658,000	669,886
1.950%, 07/30/30 (144A) (EUR)	7,709,000	7,751,188
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,085,809
3.550%, 10/31/33 (144A) (EUR)	1,283,000	1,397,402
4.200%, 01/31/37 (144A) (EUR)	2,075,000	2,368,822
4.700%, 07/30/41 (144A) (EUR)	1,213,000	1,451,041
6.000%, 01/31/29 (EUR)	2,456,400	2,963,175
Sweden Government Bonds
1.750%, 11/11/33 (SEK)	5,825,000	528,471
U.K. Gilts
0.375%, 10/22/30 (GBP)	3,348,000	3,388,474
1.000%, 01/31/32 (GBP)	6,901,953	6,992,289
1.750%, 01/22/49 (GBP)	1,069,000	783,767
3.250%, 01/22/44 (GBP)	2,554,083	2,664,253
4.250%, 12/07/46 (GBP)	5,267,100	6,289,277
6.000%, 12/07/28 (GBP)	2,395,086	3,265,337
Total Foreign Government (Cost $337,021,847)		272,605,424

Preferred Stocks—0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG	2,209	194,873
Dr Ing hc F Porsche AG	4,269	317,382
Porsche Automobil Holding SE	5,740	259,464
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-20

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Preferred Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Automobiles—(Continued)
Volkswagen AG	7,730	$872,164
		1,643,883
Household Products — 0.0%
Henkel AG & Co. KGaA	6,345	565,428
Life Sciences Tools & Services — 0.0%
Sartorius AG	983	230,386
Total Preferred Stocks (Cost $3,070,076)		2,439,697

Mutual Funds—0.0%
Investment Company Securities — 0.0%
iShares U.S. Real Estate ETF	1,504	131,961
Vanguard Global ex-U.S. Real Estate ETF	2,272	92,175
Total Mutual Funds (Cost $223,462)		224,136

Rights—0.0%
Pharmaceuticals — 0.0%
Amplifon SpA (a) (Cost $0)	4,667	0

Short-Term Investments—4.3%
Repurchase Agreement—3.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $88,197,320; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $89,929,508	88,166,095	88,166,095
U.S. Treasury—0.9%
U.S. Treasury Bills
5.071%, 09/05/24 (h)	15,714,400	15,564,038
5.122%, 10/22/24 (h)	8,379,100	8,242,072
		23,806,110
Total Short-Term Investments (Cost $111,971,993)		111,972,205

Securities Lending Reinvestments (i)—3.5%
Certificates of Deposit—0.4%
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (j)	1,000,000	1,000,000
5.640%, SOFR + 0.300%, 03/04/25 (j)	1,000,000	1,000,005
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (j)	1,000,000	1,000,141
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (j)	1,000,000	1,000,045
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (j)	1,000,000	1,000,282
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	$1,000,045
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (j)	1,000,000	1,000,259
Nordea Bank Abp
5.540%, SOFR + 0.200%, 10/21/24 (j)	1,000,000	1,000,218
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (j)	1,000,000	1,000,772
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (j)	1,000,000	1,000,759
		10,002,526
Commercial Paper—0.1%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (j)	1,000,000	999,799
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (j)	1,000,000	1,000,192
		1,999,991
Repurchase Agreements—2.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $7,303,334; collateralized by various Common Stock with an aggregate market value of $8,140,505	7,300,000	7,300,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $8,241,322; collateralized by various Common Stock with an aggregate market value of $8,800,001	8,000,000	8,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $3,258,183; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $3,321,874	3,256,739	3,256,739
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $4,104,345; collateralized by various Common Stock with an aggregate market value of $4,573,487	4,100,000	4,100,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,346,502	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $8,703,980; collateralized by various Common Stock with an aggregate market value of $9,704,888	8,700,000	8,700,000
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-21

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (i)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418	5,000,000	$5,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $4,767,164; collateralized by various Common Stock with an aggregate market value of $5,307,152	4,765,000	4,765,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $4,003,033; collateralized by various Common Stock with an aggregate market value of $4,452,510	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $11,004,968; collateralized by various Common Stock with an aggregate market value of $12,105,465	11,000,000	11,000,000
		66,121,739

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (k)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (k)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (k)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (k)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (k)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (k)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (k)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (k)	1,000,000	1,000,000
		14,000,000
Total Securities Lending Reinvestments (Cost $92,121,739)		92,124,256
Total Investments—102.3% (Cost $2,311,218,339)		2,661,288,010
Other assets and liabilities (net)—(2.3)%		(60,448,054)
Net Assets—100.0%		$2,600,839,956

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $142,652,865 and the collateral received consisted of cash in the amount of $92,121,739 and non-cash collateral with a value of $55,322,717. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $46,736,780.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2024, the market value of securities pledged was $38,314,453.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(j)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(k)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$88,547,188, which is 3.4% of net assets.

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-22

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
MetLife, Inc.	$692,844	$(141,805)	$44,542	$(2,125)	$593,456

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
MetLife, Inc.	$10,236	8,455
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$91,624,780	$57,582,142	$90 ,481,225	$260,250,167
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(46,213,318)	$—	$—	$—	$(46,213,318)
Common Stocks	(45,908,421)	—	—	—	(45,908,421)
Total Borrowings	$(92,121,739)	$—	$—	$—	$(92,121,739)
Gross amount of recognized liabilities for securities lending transactions					$(92,121,739)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	58,109,707	GSBU	08/23/24	USD	42,253,462	$273,538
CHF	5,460,058	BBP	08/08/24	USD	6,067,648	36,592
CHF	3,163,738	DBAG	08/08/24	USD	3,552,075	(15,077)
CHF	9,704,032	HSBCU	08/08/24	USD	11,028,462	(179,540)
CHF	8,526,052	JPMC	08/08/24	USD	9,592,915	(60,951)
CHF	2,677,521	MSIP	08/08/24	USD	3,012,031	(18,614)
CHF	7,392,655	MSIP	08/08/24	USD	8,224,432	40,415
EUR	18,989,362	BNP	08/08/24	USD	20,432,320	(60,113)
EUR	1,539,009	DBAG	08/08/24	USD	1,656,860	(5,777)
EUR	55,829,096	JPMC	08/08/24	USD	60,110,132	(215,445)
EUR	725,650	SSBT	08/08/24	USD	779,058	(565)
GBP	8,148,454	BOA	08/29/24	USD	10,334,537	(29,801)
GBP	35,178,228	MSIP	08/29/24	USD	44,621,471	(134,214)
JPY	804,184,666	BOA	08/16/24	USD	5,168,093	(135,545)
JPY	2,524,926,740	BBP	08/16/24	USD	15,933,414	(132,549)
JPY	2,073,203,431	DBAG	08/16/24	USD	13,464,501	(490,497)
JPY	2,074,236,420	JPMC	08/16/24	USD	13,435,906	(455,438)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-23

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	128,820,094	SSBT	08/16/24	USD	834,122	$(27,972)
NOK	159,737,546	BOA	07/19/24	USD	14,568,413	399,072
NZD	9,091,284	BOA	07/25/24	USD	5,548,320	(10,790)
NZD	59,763,995	GSBU	07/25/24	USD	36,636,763	(234,325)
PLN	525,723	SSBT	07/11/24	USD	130,063	519
SEK	325,402,843	BOA	07/19/24	USD	29,936,828	789,997

Contracts to Deliver
AUD	19,972,106	MSIP	09/19/24	USD	13,288,780	(61,609)
AUD	8,601,969	MSIP	09/19/24	USD	5,723,466	(26,535)
AUD	205,518	SSBT	09/19/24	USD	137,445	66
CAD	5,469,959	BOA	08/23/24	USD	4,008,817	5,683
CAD	11,688,651	CBNA	08/23/24	USD	8,497,401	(56,820)
CAD	9,401,050	GSBU	08/23/24	USD	6,859,222	(20,842)
CAD	28,401,486	HSBCU	08/23/24	USD	20,711,600	(73,739)
CAD	507,994	SSBT	08/23/24	USD	371,939	169
CHF	44,921,801	GSBU	08/08/24	USD	50,171,776	(49,939)
CHF	25,401,059	HSBCU	08/08/24	USD	28,141,164	(256,734)
DKK	8,185,906	CBNA	07/19/24	USD	1,180,964	4,353
EUR	19,328,803	BOA	08/08/24	USD	20,723,164	(13,203)
EUR	2,576,586	BBH	08/08/24	USD	2,765,612	1,394
EUR	705,707	CBNA	08/08/24	USD	757,956	858
EUR	9,244,673	CBNA	08/08/24	USD	9,968,228	50,338
EUR	24,379,146	DBAG	07/11/24	USD	26,203,857	84,139
EUR	24,379,146	DBAG	08/08/24	USD	26,242,244	87,758
EUR	26,798,138	JPMC	07/24/24	USD	28,970,802	241,697
EUR	1,043,669	JPMC	08/08/24	USD	1,126,262	6,591
EUR	27,350,966	SCB	08/22/24	USD	29,462,911	100,477
EUR	23,172,411	SSBT	08/15/24	USD	24,837,619	(30,603)
GBP	442,357	HSBCU	08/29/24	USD	559,409	(6)
GBP	18,373,293	MSIP	08/29/24	USD	23,305,420	70,099
JPY	2,633,287,242	CBNA	08/16/24	USD	17,048,896	569,916
JPY	94,767,892	DBAG	08/16/24	USD	593,254	201
JPY	5,220,218,627	DBAG	08/16/24	USD	33,801,015	1,133,148
JPY	3,933,686,621	GSBU	08/16/24	USD	25,483,599	866,785
JPY	3,267,276,866	JPMC	08/16/24	USD	20,881,685	435,230
JPY	3,756,561,837	MSIP	08/16/24	USD	24,380,131	871,755
JPY	6,420,309,003	SSBT	08/16/24	USD	41,867,207	1,689,234
MXN	61,227,982	MSIP	07/25/24	USD	3,656,537	321,534
NOK	71,727,165	BOA	07/19/24	USD	6,767,779	46,910
NOK	37,749,892	BBP	07/19/24	USD	3,560,243	23,060
NOK	5,016,142	SSBT	07/19/24	USD	455,850	(14,165)
NZD	7,786,617	BOA	07/25/24	USD	4,758,635	15,782
NZD	1,814,728	MSIP	07/25/24	USD	1,107,714	2,357
PLN	8,312,725	HSBCU	07/11/24	USD	2,031,229	(33,547)
SEK	155,505,217	GSBU	07/19/24	USD	14,180,710	(503,186)
SEK	152,516,010	JPMC	07/19/24	USD	14,053,983	(347,652)
SEK	17,370,885	JPMC	07/19/24	USD	1,672,506	32,225
SEK	17,381,616	JPMC	07/19/24	USD	1,673,540	32,245
SEK	100,859,702	MSIP	07/19/24	USD	9,664,809	140,927
SEK	5,105,825	SSBT	07/19/24	USD	468,998	(13,130)
SGD	2,158,384	UBSA	07/25/24	USD	1,607,963	14,486
Net Unrealized Appreciation						$4,680,627
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-24

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	09/18/24	33	CAD	3,962,310	$(55,313)
Euro STOXX 50 Index Futures	09/20/24	503	EUR	24,777,780	(162,847)
Hang Seng Index Futures	07/30/24	4	HKD	3,526,000	(7,908)
MSCI EAFE Index Mini Futures	09/20/24	24	USD	2,811,840	(17,507)
MSCI Singapore Index Futures	07/30/24	30	SGD	949,050	5,691
Russell 2000 Index E-Mini Futures	09/20/24	858	USD	88,588,500	(761,568)
S&P 500 Index E-Mini Future	09/20/24	517	USD	142,730,775	722,756
S&P Midcap 400 Index E-Mini Futures	09/20/24	298	USD	88,151,380	(869,070)
S&P TSX 60 Index Futures	09/19/24	37	CAD	9,697,700	16,690
TOPIX Index Futures	09/12/24	190	JPY	5,339,950,000	318,821
U.S. Treasury Note 5 Year Futures	09/30/24	4	USD	426,313	2,432

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	09/16/24	(99)	AUD	(11,243,328)	38,815
Euro-Bund Futures	09/06/24	(312)	EUR	(41,065,440)	(147,354)
FTSE 100 Index Futures	09/20/24	(277)	GBP	(22,747,240)	149,830
Japanese Government 10 Year Bond Futures	09/12/24	(44)	JPY	(6,285,840,000)	170,744
OMX Stockholm 30 Index Futures	07/19/24	(12)	SEK	(3,093,600)	(708)
SPI 200 Index Futures	09/19/24	(338)	AUD	(65,673,400)	(117,505)
U.S. Treasury Note 10 Year Futures	09/19/24	(100)	USD	(10,998,438)	(97,744)
U.S. Treasury Note 2 Year Futures	09/30/24	(52)	USD	(10,619,375)	(28,910)
United Kingdom Long Gilt Bond Futures	09/26/24	(70)	GBP	(6,829,900)	(809)
U.S. Treasury Ultra Long Bond Futures	09/19/24	(31)	USD	(3,885,656)	(94,174)
Net Unrealized Depreciation					$(935,638)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	SOFR	Annually	3.885%	Annually	03/27/34	USD	669,000,000	$(3,996,205)	$—	$(3,996,205)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.100%	Maturity	09/16/24	MLI	Bloomberg Commodity Index	USD	27,540,357	$(236,745)	$—	$(236,745)
Pay	0.000%	Maturity	09/20/24	MSIP	Eurex Swiss Market New Index Futures	CHF	1,698,282	(16,765)	—	(16,765)
Totals								$(253,510)	$—	$(253,510)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-25

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity			OTC swap contracts at market value (a)	$236,745
Equity			OTC swap contracts at market value	16,765
	Unrealized appreciation on futures contracts (b) (c)	$1,213,788	Unrealized depreciation on futures contracts (b) (c)	1,937,113
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	8,389,550	Unrealized depreciation on forward foreign currency exchange contracts	3,708,923
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (c) (d)	3,996,205
	Unrealized appreciation on futures contracts (b) (c)	211,991	Unrealized depreciation on futures contracts (b) (c)	424,304
Total		$9,815,329		$10,320,055

(a)	Excludes OTC swap interest payable of $1,056.
(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$1,257,444	$(189,339)	$—	$1,068,105
Barclays Bank PLC	59,652	(59,652)	—	—
Brown Brothers Harriman & Co.	1,394	—	—	1,394
Citibank NA	625,465	(56,820)	—	568,645
Deutsche Bank AG	1,305,246	(511,351)	—	793,895
Goldman Sachs Bank USA	1,140,323	(808,292)	—	332,031
JPMorgan Chase Bank NA	747,988	(747,988)	—	—
Morgan Stanley & Co. International PLC	1,447,087	(257,737)	—	1,189,350
Standard Chartered Bank	100,477	—	—	100,477
State Street Bank and Trust Co.	1,689,988	(86,435)	—	1,603,553
UBS AG	14,486	—	—	14,486
	$8,389,550	$(2,717,614)	$—	$5,671,936
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$189,339	$(189,339)	$—	$—
Barclays Bank PLC	132,549	(59,652)	—	72,897
BNP Paribas SA	60,113	—	—	60,113
Citibank NA	56,820	(56,820)	—	—
Deutsche Bank AG	511,351	(511,351)	—	—
Goldman Sachs Bank USA	808,292	(808,292)	—	—
HSBC Bank USA	543,566	—	—	543,566
JPMorgan Chase Bank NA	1,079,486	(747,988)	—	331,498
Merrill Lynch International	236,745	—	(236,745)	—
Morgan Stanley & Co. International PLC	257,737	(257,737)	—	—
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-26

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
State Street Bank and Trust Co.	$86,435	$(86,435)	$—	$—
	$3,962,433	$(2,717,614)	$(236,745)	$1,008,074

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$12,163,272	$12,163,272
Futures contracts	1,347,742	21,334,288	—	—	22,682,030
Swap contracts	(27,841,815)	(139,107)	868,688	—	(27,112,234)
	$(26,494,073)	$21,195,181	$868,688	$12,163,272	$7,733,068

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$16,200,810	$16,200,810
Futures contracts	2,074,799	(12,888,995)	—	—	(10,814,196)
Swap contracts	(4,802,420)	(16,765)	(63,631)	—	(4,882,816)
	$(2,727,621)	$(12,905,760)	$(63,631)	$16,200,810	$503,798
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$977,241,689
Futures contracts long	316,522,291
Futures contracts short	(205,734,334)
Swap contracts	1,142,218,743

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,748,399	$13,151,420	$—	$24,899,819
Air Freight & Logistics	2,763,899	2,956,784	—	5,720,683
Automobile Components	375,161	3,867,714	—	4,242,875
Automobiles	9,217,459	19,629,679	—	28,847,138
Banks	20,845,714	66,586,227	—	87,431,941
Beverages	9,087,828	9,486,687	—	18,574,515
Biotechnology	12,356,712	5,426,186	—	17,782,898
Broadline Retail	25,667,070	4,866,120	—	30,533,190
Building Products	3,167,726	5,735,573	—	8,903,299
Capital Markets	18,470,061	17,859,730	—	36,329,791
Chemicals	9,227,557	18,266,312	—	27,493,869
Commercial Services & Supplies	3,681,704	2,209,982	—	5,891,686
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-27

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Communications Equipment	$5,204,299	$1,406,217	$—	$6,610,516
Construction & Engineering	526,474	4,567,192	—	5,093,666
Construction Materials	937,978	2,782,236	—	3,720,214
Consumer Finance	3,343,259	—	—	3,343,259
Consumer Staples Distribution & Retail	12,221,721	6,605,922	—	18,827,643
Containers & Packaging	1,339,165	645,210	—	1,984,375
Distributors	596,691	170,410	—	767,101
Diversified Consumer Services	—	285,751	—	285,751
Diversified REITs	2,181,433	6,935,763	—	9,117,196
Diversified Telecommunication Services	4,396,413	9,991,967	—	14,388,380
Electric Utilities	9,616,897	10,881,020	—	20,497,917
Electrical Equipment	4,713,396	13,376,923	—	18,090,319
Electronic Equipment, Instruments & Components	3,849,228	8,334,057	—	12,183,285
Energy Equipment & Services	1,874,607	271,218	—	2,145,825
Entertainment	8,911,858	4,222,370	—	13,134,228
Financial Services	24,870,854	6,441,071	—	31,311,925
Food Products	4,607,114	16,397,134	—	21,004,248
Gas Utilities	249,165	1,502,161	—	1,751,326
Ground Transportation	6,625,447	2,585,804	—	9,211,251
Health Care Equipment & Supplies	15,362,911	12,439,405	—	27,802,316
Health Care Providers & Services	16,015,799	1,448,435	0	17,464,234
Health Care REITs	13,396,323	916,714	—	14,313,037
Health Care Technology	—	363,327	—	363,327
Hotel & Resort REITs	2,961,694	713,094	—	3,674,788
Hotels, Restaurants & Leisure	12,314,355	9,893,063	—	22,207,418
Household Durables	2,211,859	6,372,760	—	8,584,619
Household Products	7,893,490	2,804,440	—	10,697,930
Independent Power and Renewable Electricity Producers	574,222	1,175,110	—	1,749,332
Industrial Conglomerates	2,768,550	11,226,838	—	13,995,388
Industrial REITs	14,215,685	11,276,070	—	25,491,755
Insurance	13,162,820	32,949,157	—	46,111,977
Interactive Media & Services	43,588,355	1,558,412	—	45,146,767
IT Services	7,081,406	4,585,757	—	11,667,163
Leisure Products	108,342	884,200	—	992,542
Life Sciences Tools & Services	7,979,838	2,406,887	—	10,386,725
Machinery	10,398,212	19,087,002	—	29,485,214
Marine Transportation	—	2,244,439	—	2,244,439
Media	3,426,779	2,307,293	—	5,734,072
Metals & Mining	2,478,846	18,376,539	—	20,855,385
Multi-Utilities	3,879,090	5,321,272	—	9,200,362
Office REITs	3,333,954	4,088,329	—	7,422,283
Oil, Gas & Consumable Fuels	21,803,631	25,357,958	—	47,161,589
Paper & Forest Products	—	1,762,338	—	1,762,338
Passenger Airlines	1,007,346	732,849	—	1,740,195
Personal Care Products	843,621	11,871,507	—	12,715,128
Pharmaceuticals	25,208,692	60,340,411	—	85,549,103
Professional Services	3,953,292	11,512,892	—	15,466,184
Real Estate Management & Development	961,562	22,437,801	—	23,399,363
Residential REITs	17,591,526	1,350,092	35,008	18,976,626
Retail REITs	16,891,819	8,188,983	—	25,080,802
Semiconductors & Semiconductor Equipment	78,018,058	28,807,645	—	106,825,703
Software	72,610,409	11,403,774	—	84,014,183
Specialized REITs	29,080,860	979,923	—	30,060,783
Specialty Retail	11,865,965	5,166,524	—	17,032,489
Technology Hardware, Storage & Peripherals	45,383,250	3,066,081	—	48,449,331
Textiles, Apparel & Luxury Goods	2,364,187	18,256,497	—	20,620,684
Tobacco	3,365,911	4,319,682	—	7,685,593
Trading Companies & Distributors	2,393,011	12,373,492	—	14,766,503
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-28

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Transportation Infrastructure	$—	$2,103,743	$—	$2,103,743
Water Utilities	356,223	620,992	—	977,215
Wireless Telecommunication Services	1,285,762	6,273,441	—	7,559,203
Total Common Stocks	740,812,944	656,810,008	35,008	1,397,657,960
Total U.S. Treasury & Government Agencies*	—	784,264,332	—	784,264,332
Total Foreign Government*	—	272,605,424	—	272,605,424
Total Preferred Stocks*	—	2,439,697	—	2,439,697
Total Mutual Funds*	224,136	—	—	224,136
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	111,972,205	—	111,972,205
Securities Lending Reinvestments
Certificates of Deposit	—	10,002,526	—	10,002,526
Commercial Paper	—	1,999,991	—	1,999,991
Repurchase Agreements	—	66,121,739	—	66,121,739
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	78,124,256	—	92,124,256
Total Investments	$755,037,080	$1,906,215,922	$35,008	$2,661,288,010
Collateral for Securities Loaned (Liability)	$—	$(92,121,739)	$—	$(92,121,739)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,389,550	$—	$8,389,550
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,708,923)	—	(3,708,923)
Total Forward Contracts	$—	$4,680,627	$—	$4,680,627
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,425,779	$—	$—	$1,425,779
Futures Contracts (Unrealized Depreciation)	(2,361,417)	—	—	(2,361,417)
Total Futures Contracts	$(935,638)	$—	$—	$(935,638)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(3,996,205)	$—	$(3,996,205)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(253,510)	$—	$(253,510)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,364,009,099
Gross unrealized appreciation	590,403,059
Gross unrealized (depreciation)	(292,964,725)
Net unrealized appreciation (depreciation)	$297,438,334
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-29

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$2,660,694,554
Affiliated investments at value (c)	593,456
Cash	23,455,015
Cash denominated in foreign currencies (d)	3,486,136
Cash collateral for OTC swap contracts	1,970,000
Unrealized appreciation on forward foreign currency exchange contracts	8,389,550
Receivable for:
Investments sold	9,104,752
Fund shares sold	1,263
Dividends and interest	12,203,330
Prepaid expenses	20,122
Total Assets	2,719,918,178
Liabilities
OTC swap contracts at market value	253,510
Unrealized depreciation on forward foreign currency exchange contracts	3,708,923
Collateral for securities loaned	92,121,739
Payable for:
Investments purchased	14,870,708
Fund shares redeemed	1,488,864
Variation margin on futures contracts	173,220
Variation margin on centrally cleared swap contracts	3,973,732
Interest on OTC swap contracts	1,056
Accrued Expenses:
Management fees	1,308,583
Distribution and service fees	536,664
Deferred trustees’ fees	184,269
Other expenses	456,954
Total Liabilities	119,078,222
Net Assets	$2,600,839,956
Net Assets Consist of:
Paid in surplus	$2,225,455,012
Distributable earnings (Accumulated losses)	375,384,944
Net Assets	$2,600,839,956
Net Assets
Class B	$2,600,839,956
Capital Shares Outstanding*
Class B	260,806,527
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.97

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,310,877,583.
(b)	Includes securities loaned at value of $142,652,865.
(c)	Identified cost of affiliated investments was $340,756.
(d)	Identified cost of cash denominated in foreign currencies was $3,498,158.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$20,537,540
Dividends from affiliated investments	10,236
Interest	15,672,167
Securities lending income	137,352
Total investment income	36,357,295
Expenses
Management fees	8,102,630
Administration fees	70,610
Custodian and accounting fees	268,084
Distribution and service fees—Class B	3,272,499
Audit and tax services	54,891
Legal	27,548
Trustees’ fees and expenses	35,664
Shareholder reporting	43,416
Insurance	12,306
Miscellaneous	46,917
Total expenses	11,934,565
Less management fee waiver	(125,051)
Net expenses	11,809,514
Net Investment Income	24,547,781
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	95,544,369
Affiliated investments	44,542
Futures contracts	22,682,030
Swap contracts	(27,112,234)
Foreign currency transactions	(440,406)
Forward foreign currency transactions	12,163,272
Net realized gain (loss)	102,881,573
Net change in unrealized appreciation (depreciation) on:
Investments	(34,122,656)
Affiliated investments	(2,125)
Futures contracts	(10,814,196)
Swap contracts	(4,882,816)
Foreign currency transactions	(294,357)
Forward foreign currency transactions	16,200,810
Net change in unrealized appreciation (depreciation)	(33,915,340)
Net realized and unrealized gain (loss)	68,966,233
Net Increase (Decrease) in Net Assets From Operations	$93,514,014

(a)	Net of foreign withholding taxes of $1,578,077.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-30

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$24,547,781	$40,953,805
Net realized gain (loss)	102,881,573	86,558,558
Net change in unrealized appreciation (depreciation)	(33,915,340)	169,013,288
Increase (decrease) in net assets from operations	93,514,014	296,525,651
From Distributions to Shareholders
Class B	(33,463,713)	(76,904,860)
Total distributions	(33,463,713)	(76,904,860)
Increase (decrease) in net assets from capital share transactions	(151,916,925)	(298,754,893)
Total increase (decrease) in net assets	(91,866,624)	(79,134,102)
Net Assets
Beginning of period	2,692,706,580	2,771,840,682
End of period	$2,600,839,956	$2,692,706,580

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	182,093	$1,801,246	682,414	$6,324,844
Reinvestments	3,343,028	33,463,713	8,260,458	76,904,860
Redemptions	(19,004,882)	(187,181,884)	(41,369,087)	(381,984,597)
Net increase (decrease)	(15,479,761)	$(151,916,925)	(32,426,215)	$(298,754,893)
Increase (decrease) derived from capital shares transactions		$(151,916,925)		$(298,754,893)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-31

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.75	$8.98	$12.83	$12.47	$12.78	$11.44
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.14	0.13	0.14	0.14	0.19
Net realized and unrealized gain (loss)	0.26	0.89	(2.73)	0.99	0.53	1.84
Total income (loss) from investment operations	0.35	1.03	(2.60)	1.13	0.67	2.03
Less Distributions
Distributions from net investment income	(0.13)	(0.26)	(0.47)	(0.03)	(0.22)	(0.44)
Distributions from net realized capital gains	0.00	0.00	(0.78)	(0.74)	(0.76)	(0.25)
Total distributions	(0.13)	(0.26)	(1.25)	(0.77)	(0.98)	(0.69)
Net Asset Value, End of Period	$9.97	$9.75	$8.98	$12.83	$12.47	$12.78
Total Return (%) (b)	3.57 (c)	11.64	(20.43)	9.28	6.09	18.07
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91 (d)	0.91	0.90	0.89	0.90	0.89
Net ratio of expenses to average net assets (%) (e)	0.90 (d)	0.90	0.89	0.88	0.88	0.88
Ratio of net investment income (loss) to average net assets (%)	1.88 (d)	1.50	1.32	1.08	1.13	1.58
Portfolio turnover rate (%)	6 (c)	14	16	17	18	22
Net assets, end of period (in millions)	$2,600.8	$2,692.7	$2,771.8	$3,934.7	$4,093.9	$4,370.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-32

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Foreign Government—55.5% of Net Assets

Security Description	Principal Amount*	Value

Banks — 0.4%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	552,000	$546,397
BNG Bank NV
3.500%, 07/19/27 (AUD)	2,491,000	1,605,617
Kreditanstalt fuer Wiederaufbau
4.100%, 02/20/26 (AUD)	6,000	3,970
		2,155,984
Electric — 0.1%
Chile Electricity Lux MPC SARL
6.010%, 01/20/33 (144A)	474,000	479,688
Regional Government — 2.2%
Japan Finance Organization for Municipalities
0.050%, 02/12/27 (EUR)	1,822,000	1,793,500
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	2,241,000	1,189,846
4.750%, 02/20/35 (AUD)	3,828,000	2,477,902
Province of Ontario
2.900%, 12/02/46 (CAD)	4,608,000	2,651,861
Province of Quebec
0.875%, 05/04/27 (EUR)	1,239,000	1,244,260
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	775,000	346,952
2.250%, 09/15/33 (AUD)	1,197,000	634,865
2.250%, 11/20/34 (AUD)	1,615,000	826,144
		11,165,330
Sovereign — 52.8%
Abu Dhabi Government International Bonds
3.125%, 09/30/49	2,340,000	1,632,150
Angola Government International Bonds
8.000%, 11/26/29	3,354,000	3,013,234
8.250%, 05/09/28	1,012,000	951,280
Argentina Republic Government International Bonds
0.750%, 07/09/30 (a)	2,809,390	1,581,715
1.000%, 07/09/29	1,532,610	877,419
3.625%, 07/09/35 (a)	5,141,329	2,153,120
4.250%, 01/09/38 (a)	175,508	80,133
Australia Government Bonds
3.000%, 03/21/47 (AUD)	1,419,000	726,371
Bahrain Government International Bonds
6.000%, 09/19/44	884,000	726,233
Brazil Government International Bonds
7.125%, 05/13/54	1,380,000	1,333,450
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	11,823,000	2,034,850
10.000%, 01/01/29 (BRL)	13,793,000	2,294,813
Bundesrepublik Deutschland Bundesanleihe
1.800%, 08/15/53 (EUR)	408,721	361,287
3.250%, 07/04/42 (EUR)	2,022,295	2,332,326
Caisse Francaise de Financement Local
0.010%, 02/22/28 (EUR)	800,000	762,859
Canada Government Bonds
2.750%, 12/01/48 (CAD)	682,000	442,990
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Canada Government Real Return Bonds
4.000%, 12/01/31 (CAD) (b)	11,655,242	$9,881,205
Chile Government International Bonds
5.330%, 01/05/54 (c)	1,388,000	1,307,260
China Government Bonds
2.640%, 01/15/28 (CNY)	54,580,000	7,688,341
2.750%, 06/15/29 (CNY)	7,230,000	1,030,114
2.800%, 11/15/32 (CNY)	37,570,000	5,388,453
3.000%, 10/15/53 (CNY)	5,960,000	913,566
3.120%, 10/25/52 (CNY)	16,140,000	2,494,028
Colombia Government International Bonds
3.125%, 04/15/31	2,234,000	1,758,268
3.250%, 04/22/32	1,701,000	1,301,233
4.125%, 02/22/42	382,000	248,375
7.500%, 02/02/34	1,245,000	1,245,422
8.000%, 04/20/33	1,525,000	1,579,052
8.000%, 11/14/35	649,000	667,213
Colombia TES
7.250%, 10/26/50 (COP)	28,815,300,000	4,496,529
13.250%, 02/09/33 (COP)	10,522,100,000	2,878,843
Costa Rica Government International Bonds
7.300%, 11/13/54	200,000	209,689
7.300%, 11/13/54 (144A)	285,000	298,806
Dominican Republic International Bonds
4.875%, 09/23/32	2,085,000	1,865,304
6.500%, 02/15/48	354,000	334,813
8.625%, 04/20/27	1,330,000	1,372,791
10.750%, 06/01/36 (144A) (DOP)	26,650,000	447,278
11.250%, 09/15/35 (144A) (DOP)	62,050,000	1,097,188
Ecuador Government International Bonds
2.500%, 07/31/40 (a)	1,845,000	837,630
3.500%, 07/31/35 (a)	3,699,311	1,835,430
3.500%, 07/31/35 (144A) (a)	4,020,847	1,994,961
Egypt Government International Bonds
3.875%, 02/16/26 (144A)	1,031,000	953,221
5.250%, 10/06/25	520,000	501,150
5.800%, 09/30/27	495,000	445,500
5.875%, 02/16/31	560,000	434,582
7.053%, 01/15/32	754,000	602,188
7.500%, 01/31/27	620,000	595,232
7.500%, 02/16/61 (144A)	219,000	146,686
8.500%, 01/31/47	2,058,000	1,522,920
8.700%, 03/01/49	1,808,000	1,358,631
8.875%, 05/29/50	1,933,000	1,469,418
El Salvador Government International Bonds
6.375%, 01/18/27	1,707,000	1,516,873
7.125%, 01/20/50	795,000	507,102
8.625%, 02/28/29	1,227,000	1,084,668
Export-Import Bank of Korea
0.829%, 04/27/25 (EUR)	705,000	737,413
French Republic Government Bonds OAT
0.500%, 05/25/40 (EUR)	3,637,000	2,479,571
3.500%, 11/25/33 (EUR)	2,356,100	2,574,514
Ghana Government International Bonds
7.625%, 05/16/29 (d)	490,000	247,577
7.875%, 02/11/35 (144A) (d)	1,046,000	536,546
See accompanying notes to financial statements.
BHFTI-33

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Ghana Government International Bonds
8.627%, 06/16/49 (d)	1,125,000	$562,793
8.750%, 03/11/61 (144A) (d)	233,000	119,319
8.950%, 03/26/51 (d)	1,903,000	972,909
Hazine Mustesarligi Varlik Kiralama AS
8.509%, 01/14/29 (144A)	770,000	813,653
Hungary Government Bonds
2.250%, 06/22/34 (HUF)	629,780,000	1,156,088
3.000%, 10/27/38 (HUF)	217,150,000	387,208
4.750%, 11/24/32 (HUF)	643,310,000	1,518,554
Hungary Government International Bonds
2.125%, 09/22/31	742,000	587,108
5.500%, 06/16/34	955,000	925,873
5.500%, 06/16/34 (144A)	1,000,000	969,450
6.750%, 09/25/52 (144A)	393,000	419,658
India Government Bonds
7.180%, 08/14/33 (INR)	299,660,000	3,611,818
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	520,000	484,498
4.300%, 03/31/52	359,000	300,598
Indonesia Treasury Bonds
6.875%, 04/15/29 (IDR)	130,495,000,000	7,940,312
Italy Buoni Poliennali Del Tesoro
3.250%, 03/01/38 (EUR)	510,000	488,306
3.500%, 02/15/31 (EUR)	2,555,000	2,700,439
4.000%, 10/30/31 (EUR)	3,874,000	4,218,978
4.050%, 10/30/37 (EUR)	1,387,000	1,459,951
4.200%, 03/01/34 (EUR)	1,539,000	1,674,686
Ivory Coast Government International Bonds
5.750%, 12/31/32 (a)	253,472	235,678
6.125%, 06/15/33	3,595,000	3,186,968
6.375%, 03/03/28	1,281,000	1,240,392
Jamaica Government International Bonds
7.875%, 07/28/45 (c)	573,000	670,101
Japan Government Five Year Bonds
0.300%, 06/20/28 (JPY)	1,161,050,000	7,164,679
Japan Government Forty Year Bonds
1.300%, 03/20/63 (JPY)	235,400,000	1,083,156
2.200%, 03/20/51 (JPY)	273,650,000	1,737,964
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	1,106,962
0.600%, 09/20/50 (JPY)	490,100,000	2,138,297
1.600%, 12/20/53 (JPY)	143,550,000	784,854
1.800%, 03/20/54 (JPY)	577,700,000	3,308,140
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	960,850,000	5,436,754
1.400%, 12/20/42 (JPY)	569,150,000	3,333,926
Jordan Government International Bonds
7.500%, 01/13/29 (144A)	1,196,000	1,170,585
Kingdom of Belgium Government Bonds
1.450%, 06/22/37 (EUR)	1,650,466	1,425,455
2.850%, 10/22/34 (EUR)	1,233,252	1,287,425
Korea Housing Finance Corp.
3.714%, 04/11/27 (144A) (EUR)	680,000	732,659
Korea Treasury Bonds
4.125%, 12/10/33 (KRW)	7,533,880,000	5,844,086
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Lebanon Government International Bonds
6.000%, 01/27/23 (d)	6,653,000	$465,710
6.200%, 02/26/25 (d)	461,000	31,494
6.650%, 11/03/28 (d)	2,006,000	136,308
Morocco Government International Bonds
6.500%, 09/08/33 (144A)	416,000	428,513
Nigeria Government International Bonds
6.125%, 09/28/28	4,406,000	3,860,757
6.125%, 09/28/28 (144A)	472,000	413,590
6.500%, 11/28/27	392,000	362,598
7.143%, 02/23/30	1,033,000	897,031
7.375%, 09/28/33	1,124,000	917,622
7.375%, 09/28/33 (144A)	558,000	455,555
Oman Government International Bonds
5.625%, 01/17/28	1,215,000	1,213,481
7.000%, 01/25/51	200,000	210,280
7.375%, 10/28/32	1,055,000	1,166,930
Pakistan Government International Bonds
8.875%, 04/08/51	1,805,000	1,381,818
Panama Government International Bonds
3.870%, 07/23/60	2,167,000	1,232,769
6.700%, 01/26/36	390,000	377,960
6.853%, 03/28/54	1,017,000	929,766
6.875%, 01/31/36	260,000	253,725
7.500%, 03/01/31	212,000	221,586
Paraguay Government International Bonds
3.849%, 06/28/33	690,000	599,205
3.849%, 06/28/33 (144A)	209,000	181,498
4.950%, 04/28/31	460,000	439,767
5.400%, 03/30/50	1,631,000	1,422,776
Peru Government International Bonds
3.000%, 01/15/34 (c)	495,000	400,979
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27	570,000	554,899
Philippines Government International Bonds
3.200%, 07/06/46	1,794,000	1,285,841
3.229%, 03/29/27	292,000	277,236
3.556%, 09/29/32	1,465,000	1,304,802
4.200%, 03/29/47	630,000	525,263
Qatar Government International Bonds
5.103%, 04/23/48	200,000	194,750
Republic of Austria Government Bonds
0.900%, 02/20/32 (EUR)	1,930,000	1,778,184
Republic of Kenya Government International Bonds
7.000%, 05/22/27	439,000	417,439
8.000%, 05/22/32	1,665,000	1,446,501
Republic of Poland Government Bonds
5.000%, 10/25/34 (PLN)	12,424,000	2,911,129
Republic of Poland Government International Bonds
4.875%, 10/04/33	1,147,000	1,118,596
5.500%, 04/04/53	424,000	415,607
Republic of South Africa Government Bonds
8.750%, 02/28/48 (ZAR)	73,210,000	2,978,095
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,011,000	925,348
5.650%, 09/27/47	826,000	623,630
See accompanying notes to financial statements.
BHFTI-34

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Republic of South Africa Government International Bonds
5.875%, 04/20/32 (c)	745,000	$691,062
6.300%, 06/22/48	1,290,000	1,049,854
Romania Government International Bonds
3.000%, 02/14/31	800,000	663,248
3.625%, 03/27/32	558,000	471,510
3.625%, 03/27/32 (144A)	794,000	670,930
4.000%, 02/14/51	868,000	597,618
6.000%, 05/25/34	2,710,000	2,658,022
6.625%, 09/27/29 (144A) (EUR)	365,000	418,260
Saudi Government International Bonds
2.250%, 02/02/33	955,000	762,546
3.450%, 02/02/61	2,147,000	1,406,285
5.250%, 01/16/50	1,842,000	1,708,289
5.750%, 01/16/54 (144A)	1,345,000	1,307,340
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	740,000	731,294
6.250%, 05/23/33	1,064,000	890,640
Serbia International Bonds
6.500%, 09/26/33	1,925,000	1,951,796
6.500%, 09/26/33 (144A)	262,000	265,529
Spain Government Bonds
3.450%, 10/31/34 (EUR)	5,459,000	5,862,174
3.450%, 07/30/43 (EUR)	2,034,000	2,060,218
3.900%, 07/30/39 (EUR)	2,082,000	2,276,030
Sri Lanka Government International Bonds
6.200%, 05/11/27 (d)	1,023,000	597,886
6.850%, 11/03/25 (d)	1,370,000	805,188
7.550%, 03/28/30 (d)	940,000	541,230
7.850%, 03/14/29 (d)	523,000	308,830
State Agency of Roads of Ukraine
6.250%, 06/24/30 (144A) †	1,144,000	314,600
Sweden Bonds Inflation-Linked
0.125%, 06/01/26 (SEK) (b)	2,840,000	345,825
0.125%, 12/01/27 (SEK) (b)	6,330,000	754,912
3.500%, 12/01/28 (SEK) (b)	1,625,000	276,103
Trinidad & Tobago Government International Bonds
6.400%, 06/26/34 (144A)	905,000	898,778
Turkiye Government Bonds
12.600%, 10/01/25 (TRY)	47,050,000	1,084,226
26.200%, 10/05/33 (TRY)	38,239,481	1,147,603
Turkiye Government International Bonds
4.875%, 04/16/43	1,443,000	1,020,201
5.250%, 03/13/30 (c)	1,715,000	1,565,726
5.875%, 06/26/31	1,252,000	1,150,753
6.125%, 10/24/28	1,008,000	982,800
Turkiye Ihracat Kredi Bankasi AS
9.000%, 01/28/27 (144A)	600,000	623,433
U.K. Gilts
0.125%, 01/31/28 (GBP)	1,282,369	1,409,334
0.875%, 07/31/33 (GBP)	664,604	634,070
0.875%, 01/31/46 (GBP)	2,490,000	1,552,119
1.250%, 10/22/41 (GBP)	1,582,182	1,220,222
1.500%, 07/31/53 (GBP)	1,200,098	764,286
1.750%, 09/07/37 (GBP)	2,428,769	2,275,329
3.750%, 01/29/38 (GBP)	1,661,690	1,962,746
Security Description	Principal Amount*	Value
Sovereign—(Continued)
U.K. Gilts
3.750%, 10/22/53 (GBP)	354,650	$383,442
4.625%, 01/31/34 (GBP)	7,169,518	9,376,699
Ukraine Government International Bonds
6.750%, 06/20/28 (144A) (EUR)	442,000	134,612
6.876%, 05/21/31	626,000	178,410
7.750%, 09/01/26	4,290,000	1,321,320
7.750%, 09/01/29	1,548,000	481,320
Uruguay Government International Bonds
4.375%, 01/23/31	676,097	656,428
4.975%, 04/20/55	857,005	780,472
7.875%, 01/15/33 (e)	535,000	630,660
Venezuela Government International Bonds
9.250%, 09/15/27 (d)	4,269,000	789,765
Zambia Government International Bonds
0.500%, 12/31/53	517,862	252,458
5.750%, 06/30/33 (a)	626,565	548,636
		264,362,199
Total Foreign Government (Cost $306,406,472)		278,163,201

Corporate Bonds & Notes—31.7%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV
7.000%, 07/28/30 (144A)	328,000	342,276
Agriculture — 0.3%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	860,000	856,533
BAT International Finance PLC
6.000%, 11/24/34 (GBP)	305,000	391,642
Imperial Brands Finance PLC
5.875%, 07/01/34 (144A)	514,000	503,845
		1,752,020
Apparel — 0.3%
Tapestry, Inc.
5.875%, 11/27/31 (EUR)	631,000	702,327
VF Corp.
4.250%, 03/07/29 (EUR)	811,000	835,090
		1,537,417
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC
6.125%, 05/15/28 (EUR)	485,000	555,292
Ford Otomotiv Sanayi AS
7.125%, 04/25/29 (144A) (c)	350,000	353,185
Hyundai Capital America
5.250%, 01/08/27 (144A)	420,000	418,302
Volkswagen International Finance NV
1.875%, 03/30/27 (EUR)	400,000	409,305
3.875%, 10Y EUR Swap + 3.370%, 06/14/27 (EUR) (f)	100,000	103,213
		1,839,297
See accompanying notes to financial statements.
BHFTI-35

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Parts & Equipment — 0.0%
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	200,000	$199,861
Banks — 7.9%
ABN AMRO Bank NV
4.375%, 5Y EUR Swap + 4.674%, 09/22/25 (EUR) (f)	400,000	417,228
AIB Group PLC
2.250%, 1Y EUR Swap + 1.300%, 04/04/28 (EUR) (f)	885,000	908,759
Akbank TAS
7.498%, 01/20/30 (144A)	340,000	337,535
Banco de Credito del Peru SA
5.850%, 01/11/29 (144A)	441,000	446,387
Banco Nacional de Panama
2.500%, 08/11/30	1,055,000	811,554
Banco Santander SA
3.125%, 1Y UKG + 1.800%, 10/06/26 (GBP) (f)	300,000	367,499
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (EUR) (f)	400,000	446,741
Bank Hapoalim BM
3.255%, 5Y H15 + 2.155%, 01/21/32 (f)	312,000	280,130
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (f)	585,000	569,533
Bank of America Corp.
1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (f)	1,189,000	1,231,836
Bank of Ireland Group PLC
4.625%, 1Y EUR Swap + 1.550%, 11/13/29 (EUR) (f)	554,000	612,149
5.601%, SOFR + 1.620%, 03/20/30 (144A) (c) (f)	281,000	279,559
Bank of Montreal
0.125%, 01/26/27 (EUR)	640,000	631,842
Bank of Nova Scotia
0.010%, 01/14/27 (EUR)	1,565,000	1,542,444
Banque Federative du Credit Mutuel SA
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (f)	600,000	633,658
Barclays PLC
6.375%, 5Y UKG + 6.016%, 12/15/25 (GBP) (f)	586,000	720,669
BNP Paribas SA
1.375%, 05/28/29 (EUR)	500,000	478,238
2.750%, 3M EURIBOR + 1.370%, 07/25/28 (EUR) (f)	300,000	311,349
BPCE SA
0.750%, 03/03/31 (EUR)	500,000	438,221
4.125%, 3M EURIBOR + 1.450%, 03/08/33 (EUR) (f)	100,000	107,118
Cie de Financement Foncier SA
0.375%, 04/09/27 (EUR)	1,200,000	1,189,455
Citigroup, Inc.
7.625%, 5Y H15 + 3.211%, 11/15/28 (f)	55,000	57,265
Commonwealth Bank of Australia
0.125%, 10/15/29 (EUR)	1,015,000	925,515
0.750%, 02/28/28 (EUR)	235,000	230,054
Cooperatieve Rabobank UA
4.625%, 05/23/29 (GBP)	375,000	454,087
Deutsche Bank AG
1.875%, 3M EURIBOR + 1.380%, 02/23/28 (EUR) (f)	100,000	101,461
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (EUR) (f)	500,000	552,616
DNB Boligkreditt AS
0.250%, 09/07/26 (EUR)	523,000	525,031
Goldman Sachs Group, Inc.
0.875%, 05/09/29 (EUR)	975,000	917,366
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
8.461%, 3M TSFR + 3.136% (f) (g)	202,000	$202,359
HSBC Holdings PLC
4.600%, 5Y H15 + 3.649%, 12/17/30 (f)	818,000	701,074
5.733%, SOFR + 1.520%, 05/17/32 (f)	292,000	292,716
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (f)	650,000	738,069
ING Groep NV
2.125%, 5Y EUR Swap + 2.400%, 05/26/31 (EUR) (f)	300,000	308,999
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	528,000	544,283
7.200%, 11/28/33 (144A) (c)	298,000	318,611
JPMorgan Chase & Co.
1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (f)	1,200,000	1,230,813
KBC Group NV
4.250%, 5Y EUR Swap + 3.594%, 10/24/25 (EUR) (f)	400,000	415,244
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (f)	500,000	543,609
Lloyds Bank PLC
0.125%, 06/18/26 (EUR)	1,425,000	1,431,632
Lloyds Banking Group PLC
4.750%, 1Y EUR Swap + 1.600%, 09/21/31 (EUR) (f)	735,000	820,740
Morgan Stanley
4.656%, 3M EURIBOR + 1.304%, 03/02/29 (EUR) (f)	1,385,000	1,529,344
National Australia Bank Ltd.
0.010%, 01/06/29 (EUR)	1,215,000	1,124,993
NatWest Group PLC
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (f)	582,000	651,566
8.125%, 5Y H15 + 3.752%, 11/10/33 (f)	228,000	230,359
Nordea Bank Abp
6.625%, 5Y H15 + 4.110%, 03/26/26 (144A) (f)	565,000	560,710
Royal Bank of Canada
0.125%, 04/26/27 (EUR)	843,000	827,604
3.500%, 07/25/28 (EUR)	250,000	270,586
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (f)	333,000	335,591
Santander U.K. PLC
0.050%, 01/12/27 (EUR)	775,000	763,986
Shinhan Financial Group Co. Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (f)	201,000	189,097
Stadshypotek AB
0.010%, 11/24/28 (EUR)	1,100,000	1,028,834
Standard Chartered PLC
7.101%, 01/30/27 (144A)	400,000	378,491
Swedbank AB
3.625%, 5Y EUR Swap + 2.150%, 08/23/32 (EUR) (f)	534,000	561,879
TC Ziraat Bankasi AS
8.000%, 01/16/29	1,365,000	1,380,370
8.000%, 01/16/29 (144A)	312,000	315,513
Toronto-Dominion Bank
0.100%, 07/19/27 (EUR)	445,000	432,907
Truist Financial Corp.
5.100%, 10Y H15 + 4.349%, 03/01/30 (f)	499,000	465,990
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/28 (144A)	375,000	390,482
UBS Group AG
4.625%, 1Y EUR Swap + 1.150%, 03/17/28 (EUR) (f)	654,000	715,471
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (f)	586,000	708,873
See accompanying notes to financial statements.
BHFTI-36

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (f)	243,000	$261,444
UniCredit SpA
1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (f)	705,000	743,797
Wells Fargo & Co.
0.625%, 03/25/30 (EUR)	335,000	302,180
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (f)	549,000	536,563
Westpac Banking Corp.
0.010%, 09/22/28 (EUR)	279,000	260,614
Yapi ve Kredi Bankasi AS
9.250%, 10/16/28 (144A)	390,000	413,492
		39,454,184
Building Materials — 0.1%
Cemex SAB de CV
9.125%, 5Y H15 + 5.157%, 03/14/28 (f)	210,000	224,026
Sisecam U.K. PLC
8.625%, 05/02/32 (144A)	355,000	361,464
		585,490
Chemicals — 0.8%
Braskem Idesa SAPI
6.990%, 02/20/32	240,000	182,034
6.990%, 02/20/32 (144A)	726,000	550,652
Braskem Netherlands Finance BV
4.500%, 01/10/28	693,000	630,927
4.500%, 01/31/30	286,000	241,833
8.500%, 01/12/31 (144A)	360,000	367,740
CNAC HK Finbridge Co. Ltd.
5.125%, 03/14/28	200,000	198,250
INEOS Quattro Finance 2 PLC
8.500%, 03/15/29 (144A) (EUR)	128,000	145,135
OCP SA
6.750%, 05/02/34 (144A) (c)	407,000	417,623
7.500%, 05/02/54 (144A)	470,000	479,468
Sasol Financing USA LLC
8.750%, 05/03/29	200,000	203,039
8.750%, 05/03/29 (144A)	285,000	289,331
UPL Corp. Ltd.
4.500%, 03/08/28	525,000	458,137
		4,164,169
Coal — 0.1%
Indika Energy Tbk. PT
8.750%, 05/07/29 (144A)	355,000	354,594
Commercial Services — 1.1%
Adani Ports & Special Economic Zone Ltd.
3.828%, 02/02/32	220,000	178,624
4.375%, 07/03/29	520,000	465,281
Autopistas del Sol SA
7.375%, 12/30/30	680,450	662,418
DP World Ltd.
6.850%, 07/02/37	1,120,000	1,212,452
DP World Salaam
6.000%, 5Y H15 + 5.750% (f)	1,024,000	1,016,320
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	$503,241
GTCR W Dutch Finance Sub BV
8.500%, 01/15/31 (144A) (GBP)	120,000	162,545
JSW Infrastructure Ltd.
4.950%, 01/21/29 (144A)	531,000	501,092
Mersin Uluslararasi Liman Isletmeciligi AS
8.250%, 11/15/28 (144A)	770,000	787,209
		5,489,182
Computers — 0.2%
CA Magnum Holdings
5.375%, 10/31/26 (144A)	680,000	647,159
Lenovo Group Ltd.
3.421%, 11/02/30	285,000	251,797
		898,956
Distribution/Wholesale — 0.1%
LKQ Dutch Bond BV
4.125%, 03/13/31 (EUR)	535,000	572,007
Diversified Financial Services — 0.7%
Air Lease Corp.
5.400%, 06/01/28 (CAD)	321,000	238,540
Aviation Capital Group LLC
3.500%, 11/01/27 (144A) (c)	179,000	167,558
BPCE SFH SA
0.010%, 11/10/27 (EUR)	400,000	385,343
China Great Wall International Holdings V Ltd.
2.875%, 11/23/26	270,000	247,699
Credicorp Capital Sociedad Titulizadora SA
10.100%, 12/15/43 (144A) (PEN) †	3,100,000	822,656
Credit Mutuel Home Loan SFH SA
3.125%, 06/22/27 (EUR)	800,000	855,078
Ford Credit Canada Co.
6.382%, 11/10/28 (CAD)	299,000	228,698
Indiabulls Housing Finance Ltd.
9.700%, 07/03/27 (144A)	240,000	234,782
Intercorp Financial Services, Inc.
4.125%, 10/19/27	285,000	265,844
Joy Treasure Assets Holdings, Inc.
4.500%, 03/20/29	340,000	322,499
		3,768,697
Electric — 2.0%
Adani Electricity Mumbai Ltd.
3.949%, 02/12/30	290,000	248,872
Adani Green Energy Ltd.
4.375%, 09/08/24	1,040,000	1,028,509
Adani Transmission Step-One Ltd.
4.250%, 05/21/36	279,350	231,905
AES Andes SA
6.300%, 03/15/29 (144A)	618,000	622,035
6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (f)	265,000	261,034
Alfa Desarrollo SpA
4.550%, 09/27/51 (144A) (c)	791,374	594,351
See accompanying notes to financial statements.
BHFTI-37

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.875%, 02/15/39 (144A) (c)	235,000	$244,244
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
3.080%, 5Y H15 + 5.651%, 12/09/25 (f)	200,000	193,383
Colbun SA
3.950%, 10/11/27	200,000	191,297
Cometa Energia SA de CV
6.375%, 04/24/35	242,891	235,515
Comision Federal de Electricidad
3.348%, 02/09/31	745,000	615,716
5.000%, 09/29/36	706,000	615,985
6.264%, 02/15/52	200,000	170,785
Continuum Green Energy India Pvt/Co-Issuers
7.500%, 06/26/33 (144A)	270,000	267,705
Electricite de France SA
5.993%, 05/23/30 (CAD)	244,000	186,011
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	508,380
Engie Energia Chile SA
6.375%, 04/17/34 (144A)	637,000	645,364
Engie SA
1.500%, 5Y EUR Swap + 1.884%, 05/30/28 (EUR) (f)	300,000	283,806
Eskom Holdings SOC Ltd.
7.125%, 02/11/25	666,000	662,737
Fortis, Inc.
5.677%, 11/08/33 (CAD)	500,000	386,345
India Clean Energy Holdings
4.500%, 04/18/27 (144A)	665,000	610,213
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	213,000	175,006
4.250%, 08/14/28	200,000	184,197
Minejesa Capital BV
4.625%, 08/10/30	418,410	401,103
5.625%, 08/10/37	595,000	536,221
Vistra Operations Co. LLC
6.000%, 04/15/34 (144A) (c)	136,000	136,325
		10,237,044
Electronics — 0.2%
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	1,141,000	1,248,185
Energy-Alternate Sources — 0.6%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy
6.700%, 03/12/42 (144A)	200,000	184,516
Empresa Generadora de Electricidad Haina SA
5.625%, 11/08/28	340,000	314,536
Greenko Dutch BV
3.850%, 03/29/26	364,000	343,290
Greenko Solar Mauritius Ltd.
5.950%, 07/29/26	215,000	210,317
Greenko Wind Projects Mauritius Ltd.
5.500%, 04/06/25	240,000	235,212
5.500%, 04/06/25 (144A)	200,000	196,010
Security Description	Principal Amount*	Value

Energy-Alternate Sources—(Continued)
UEP Penonome II SA
6.500%, 10/01/38	1,598,584	$1,341,081
		2,824,962
Engineering & Construction — 0.9%
Aeropuerto Internacional de Tocumen SA
4.000%, 08/11/41	1,960,000	1,473,332
Heathrow Funding Ltd.
2.750%, 10/13/31 (GBP)	490,000	552,826
6.450%, 12/10/33 (GBP)	271,000	363,208
HTA Group Ltd.
7.500%, 06/04/29 (144A)	225,000	223,650
Powerchina Roadbridge Group British Virgin Islands Ltd.
3.080%, 5Y H15 + 5.256%, 04/01/26 (f)	1,485,000	1,418,175
TAV Havalimanlari Holding AS
8.500%, 12/07/28 (144A)	375,000	383,719
		4,414,910
Entertainment — 0.1%
GENM Capital Labuan Ltd.
3.882%, 04/19/31	535,000	467,062
Warnermedia Holdings, Inc.
4.302%, 01/17/30 (EUR)	197,000	211,097
		678,159
Food — 0.3%
BRF SA
4.875%, 01/24/30	270,000	247,225
China Modern Dairy Holdings Ltd.
2.125%, 07/14/26	310,000	286,782
Metro, Inc.
4.657%, 02/07/33 (CAD)	628,000	454,843
Saputo, Inc.
5.250%, 11/29/29 (CAD)	377,000	282,392
		1,271,242
Gas — 0.5%
Cadent Finance PLC
0.625%, 03/19/30 (EUR)	963,000	861,530
CU, Inc.
5.896%, 11/20/34 (CAD)	69,000	54,861
Energir, Inc.
6.300%, 10/31/33 (CAD)	924,000	745,860
National Grid North America, Inc.
1.054%, 01/20/31 (EUR)	850,000	762,051
		2,424,302
Healthcare-Products — 0.2%
American Medical Systems Europe BV
3.500%, 03/08/32 (EUR)	770,000	812,502
Insurance — 0.2%
CNP Assurances SACA
2.500%, 3M EURIBOR + 3.650%, 06/30/51 (EUR) (f)	300,000	279,091
See accompanying notes to financial statements.
BHFTI-38

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Credit Agricole Assurances SA
4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (f)	600,000	$645,783
		924,874
Internet — 0.4%
Booking Holdings, Inc.
3.500%, 03/01/29 (EUR)	112,000	120,147
4.500%, 11/15/31 (EUR)	743,000	839,281
Prosus NV
3.061%, 07/13/31	667,000	552,194
3.680%, 01/21/30	293,000	260,401
		1,772,023
Investment Companies — 0.4%
Gaci First Investment Co.
5.125%, 02/14/53	1,075,000	930,789
Huarong Finance 2019 Co. Ltd.
3.250%, 11/13/24	400,000	394,280
Huarong Finance II Co. Ltd.
4.625%, 06/03/26	220,000	211,257
4.875%, 11/22/26	320,000	307,600
		1,843,926
Iron/Steel — 0.2%
CSN Resources SA
4.625%, 06/10/31	595,000	467,264
JSW Steel Ltd.
3.950%, 04/05/27	630,000	587,990
		1,055,254
Lodging — 0.4%
Las Vegas Sands Corp.
3.900%, 08/08/29 (c)	635,000	580,836
5.900%, 06/01/27	49,000	49,260
Melco Resorts Finance Ltd.
5.750%, 07/21/28 (144A) (c)	390,000	364,736
MGM China Holdings Ltd.
7.125%, 06/26/31 (144A)	270,000	271,427
Sands China Ltd.
5.400%, 08/08/28 (c)	370,000	362,278
Wynn Macau Ltd.
5.625%, 08/26/28	310,000	290,716
		1,919,253
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29 (c)	244,000	208,542
6.100%, 06/01/29	453,000	454,482
Globo Comunicacao e Participacoes SA
5.500%, 01/14/32	460,000	402,929
		1,065,953
Security Description	Principal Amount*	Value

Mining — 1.5%
Anglo American Capital PLC
4.750%, 09/21/32 (EUR)	265,000	$295,202
Aris Mining Corp.
6.875%, 08/09/26	395,000	371,300
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	764,000	738,596
Corp. Nacional del Cobre de Chile
3.150%, 01/14/30	369,000	326,981
5.125%, 02/02/33 (c)	1,047,000	996,886
5.950%, 01/08/34	1,170,000	1,169,899
5.950%, 01/08/34 (144A)	1,144,000	1,143,901
First Quantum Minerals Ltd.
9.375%, 03/01/29 (144A)	219,000	228,828
Nexa Resources SA
6.750%, 04/09/34 (144A)	902,000	916,599
Stillwater Mining Co.
4.000%, 11/16/26 (c)	775,000	707,187
Volcan Cia Minera SAA
4.375%, 02/11/26	942,000	729,323
4.375%, 02/11/26 (144A)	107,000	82,842
		7,707,544
Multi-National — 0.4%
European Investment Bank
0.750%, 07/15/27 (AUD)	990,000	589,788
1.800%, 01/19/27 (AUD)	1,300,000	810,048
International Finance Corp.
4.450%, 05/14/27 (AUD)	1,159,000	771,052
		2,170,888
Oil & Gas — 6.6%
Bapco Energies BSC Closed
7.500%, 10/25/27	1,986,000	2,015,989
BP Capital Markets PLC
3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (f)	234,000	244,767
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (f)	301,000	308,656
Canacol Energy Ltd.
5.750%, 11/24/28	866,000	457,975
5.750%, 11/24/28 (144A)	276,000	145,960
Ecopetrol SA
6.875%, 04/29/30	92,000	88,362
8.375%, 01/19/36	87,000	85,455
8.625%, 01/19/29	3,966,000	4,174,477
Empresa Nacional del Petroleo
4.500%, 09/14/47	305,000	227,069
Geopark Ltd.
5.500%, 01/17/27	230,000	209,032
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A)	619,000	589,495
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.550%, 09/18/33	262,000	283,614
8.550%, 09/18/33 (144A)	200,000	216,499
Leviathan Bond Ltd.
6.125%, 06/30/25	375,071	363,061
6.750%, 06/30/30	246,793	220,016
See accompanying notes to financial statements.
BHFTI-39

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
NAK Naftogaz Ukraine via Kondor Finance PLC
7.625%, 11/08/28 (144A) †	505,000	$378,992
7.650%, 07/19/25	1,216,950	1,119,594
Pertamina Persero PT
2.300%, 02/09/31	3,172,000	2,632,284
Petroleos de Venezuela SA
5.375%, 04/12/27 (d)	3,435,000	401,909
6.000%, 11/15/26 (d)	3,160,965	376,155
Petroleos Mexicanos
6.350%, 02/12/48	3,345,000	2,134,479
6.500%, 03/13/27	5,359,000	5,106,403
6.700%, 02/16/32	142,000	118,894
6.750%, 09/21/47	399,000	262,460
6.875%, 08/04/26	1,549,000	1,516,894
6.950%, 01/28/60	355,000	234,852
7.690%, 01/23/50	211,000	152,555
8.750%, 06/02/29	935,000	918,403
QatarEnergy
3.125%, 07/12/41	1,612,000	1,201,515
3.300%, 07/12/51	2,605,000	1,823,500
3.300%, 07/12/51 (144A)	977,000	683,900
Raizen Fuels Finance SA
6.450%, 03/05/34 (144A)	355,000	360,608
Saudi Arabian Oil Co.
2.250%, 11/24/30	1,065,000	896,577
SierraCol Energy Andina LLC
6.000%, 06/15/28 (144A)	400,000	357,494
Sunoco LP
7.000%, 05/01/29 (144A) (c)	181,000	185,504
7.250%, 05/01/32 (144A)	221,000	228,593
Tengizchevroil Finance Co. International Ltd.
3.250%, 08/15/30	415,000	342,219
3.250%, 08/15/30 (144A)	552,000	455,193
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (f)	652,000	632,798
Var Energi ASA
5.500%, 05/04/29 (EUR)	739,000	837,250
		32,989,452
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28 (144A) (c)	579,000	508,709
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR)	615,000	546,015
		1,054,724
Pipelines — 0.3%
Acu Petroleo Luxembourg SARL
7.500%, 07/13/35 (144A)	631,275	612,030
Inter Pipeline Ltd./AB
5.849%, 05/18/32 (CAD)	760,000	559,368
TransCanada PipeLines Ltd.
5.330%, 05/12/32 (CAD)	430,000	322,004
		1,493,402
Security Description	Principal Amount*	Value

Real Estate — 0.3%
Annington Funding PLC
3.184%, 07/12/29 (GBP)	365,000	$408,562
Sinochem Offshore Capital Co. Ltd.
2.375%, 09/23/31	345,000	285,291
Vivion Investments SARL
3.000%, 08/08/24 (EUR)	700,000	744,043
		1,437,896
Real Estate Investment Trusts — 0.5%
American Tower Corp.
0.875%, 05/21/29 (EUR)	590,000	549,220
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332
4.375%, 07/22/31	280,000	223,942
Digital Dutch Finco BV
1.250%, 02/01/31 (EUR)	306,000	272,717
1.500%, 03/15/30 (EUR)	148,000	138,527
Digital Intrepid Holding BV
0.625%, 07/15/31 (EUR)	625,000	526,257
Trust Fibra Uno
4.869%, 01/15/30	403,000	353,710
Westfield America Management Ltd.
2.625%, 03/30/29 (GBP)	340,000	373,041
		2,437,414
Retail — 0.2%
Dollarama, Inc.
2.443%, 07/09/29 (CAD)	364,000	241,434
5.533%, 09/26/28 (CAD)	353,000	267,604
Falabella SA
3.750%, 10/30/27	663,000	614,270
		1,123,308
Savings & Loans — 0.4%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	988,044
2.000%, 5Y EUR Swap + 1.500%, 07/25/29 (EUR) (f)	750,000	801,976
		1,790,020
Software — 0.2%
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	144,642
Fiserv, Inc.
1.625%, 07/01/30 (EUR)	916,000	869,688
		1,014,330
Telecommunications — 1.1%
AT&T, Inc.
3.550%, 12/17/32 (EUR)	770,000	813,644
Bell Telephone Co. of Canada or Bell Canada
3.000%, 03/17/31 (CAD)	170,000	111,515
5.850%, 11/10/32 (CAD)	879,000	678,534
C&W Senior Finance Ltd.
6.875%, 09/15/27	270,000	259,057
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26 (EUR)	441,000	447,625
See accompanying notes to financial statements.
BHFTI-40

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CK Hutchison Group Telecom Finance SA
1.500%, 10/17/31 (EUR)	691,000	$626,441
Millicom International Cellular SA
7.375%, 04/02/32 (144A)	245,000	244,311
Orange SA
1.375%, 5Y EUR Swap + 1.486%, 02/11/29 (EUR) (f)	200,000	184,471
TELUS Corp.
5.250%, 11/15/32 (CAD)	1,113,000	826,364
5.750%, 09/08/33 (CAD)	768,000	588,054
Turk Telekomunikasyon AS
7.375%, 05/20/29 (144A) (c)	340,000	341,215
Xiaomi Best Time International Ltd.
3.375%, 04/29/30	295,000	262,133
		5,383,364
Transportation — 1.1%
Empresa de Transporte de Pasajeros Metro SA
3.650%, 05/07/30 (144A)	200,000	182,606
4.700%, 05/07/50	665,000	541,602
5.000%, 01/25/47	200,000	172,275
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36	869,501	793,647
5.875%, 07/05/34	622,287	612,839
SNCF Reseau
1.125%, 05/25/30 (EUR)	1,500,000	1,417,198
Transnet SOC Ltd.
8.250%, 02/06/28 (144A)	1,681,000	1,671,637
		5,391,804
Water — 0.2%
Aegea Finance SARL
6.750%, 05/20/29	209,000	203,242
9.000%, 01/20/31 (144A)	220,000	228,797
Suez SACA
4.500%, 11/13/33 (EUR)	600,000	657,170
		1,089,209
Total Corporate Bonds & Notes (Cost $163,421,123)		158,534,094

U.S. Treasury & Government Agencies—5.4%
Agency Sponsored Mortgage-Backed — 1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.085%, SOFR30A + 0.750%, 10/25/33 (144A) (f)	24,158	24,151
6.135%, SOFR30A + 0.800%, 10/25/41 (144A) (f)	21,401	21,388
6.285%, SOFR30A + 0.950%, 12/25/41 (144A) (f)	881,443	880,175
6.835%, SOFR30A + 1.500%, 10/25/41 (144A) (f)	675,847	679,205
6.985%, SOFR30A + 1.650%, 01/25/34 (144A) (f)	148,421	149,388
7.435%, SOFR30A + 2.100%, 03/25/43 (144A) (f)	328,417	334,338
9.685%, SOFR30A + 4.350%, 04/25/42 (144A) (f)	208,229	222,318
Federal National Mortgage Association Connecticut Avenue Securities
6.185%, SOFR30A + 0.850%, 12/25/41 (144A) (f)	146,614	146,565
6.424%, SOFR30A + 1.100%, 05/25/44 (144A) (f)	429,106	429,382
6.885%, SOFR30A + 1.550%, 10/25/41 (144A) (f)	63,036	63,315
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities
6.985%, SOFR30A + 1.650%, 12/25/41 (144A) (f)	909,180	$915,427
7.235%, SOFR30A + 1.900%, 06/25/43 (144A) (f)	291,201	294,832
7.550%, SOFR30A + 2.214%, 03/25/31 (f)	1,243,966	1,263,409
7.635%, SOFR30A + 2.300%, 05/25/43 (144A) (f)	390,223	400,975
7.885%, SOFR30A + 2.550%, 07/25/42 (144A) (f)	513,646	528,288
15.700%, SOFR30A + 10.364%, 01/25/29 (f)	476,215	546,092
		6,899,248
U.S. Treasury — 4.0%
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/27 (b)	5,690,595	5,354,087
U.S. Treasury Notes
2.625%, 05/31/27 (h)	6,850,900	6,497,115
3.375%, 05/15/33	24,900	23,076
3.500%, 02/15/33	500,400	469,008
3.875%, 11/30/27	630,800	618,800
3.875%, 08/15/33 (i)	3,744,200	3,602,037
4.000%, 02/15/34 (c)	316,000	306,718
4.125%, 10/31/27	107,900	106,690
4.125%, 11/15/32	1,130,800	1,111,762
4.375%, 05/15/34	96,000	96,030
4.500%, 11/15/33	1,850,600	1,867,660
4.625%, 09/30/28	94,000	94,797
5.000%, 10/31/25	30,000	30,004
		20,177,784
Total U.S. Treasury & Government Agencies (Cost $27,261,014)		27,077,032

Asset-Backed Securities—1.8%
Asset-Backed - Automobile — 0.2%
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	279,433	280,895
Santander Bank Auto Credit-Linked Notes
5.721%, 08/16/32 (144A)	64,354	64,329
SBNA Auto Lease Trust
6.270%, 04/20/26 (144A)	415,518	416,824
		762,048
Asset-Backed - Other — 1.5%
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	376,753	375,800
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	195,162	196,302
Apidos CLO XXXII Ltd.
6.588%, 3M TSFR + 1.100%, 01/20/33 (144A) (f)	1,025,000	1,025,000
Auxilior Term Funding LLC
6.180%, 12/15/28 (144A)	516,000	518,242
Balboa Bay Loan Funding Ltd.
6.786%, 3M TSFR + 1.462%, 07/20/34 (144A) (f)	595,416	595,833
BHG Securitization Trust
5.550%, 04/17/36 (144A)	263,323	261,737
See accompanying notes to financial statements.
BHFTI-41

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CNH Equipment Trust
5.420%, 07/15/26	119,424	$119,343
Dell Equipment Finance Trust
5.650%, 09/22/28 (144A)	75,798	75,803
DLLAA LLC
5.930%, 07/20/26 (144A)	226,812	227,115
Elmwood CLO 15 Ltd.
6.665%, 3M TSFR + 1.340%, 04/22/35 (144A) (f)	500,000	501,696
Flatiron CLO 21 Ltd.
6.698%, 3M TSFR + 1.372%, 07/19/34 (144A) (f)	812,322	813,920
HINNT LLC
5.490%, 03/15/43 (144A)	199,618	199,805
HPEFS Equipment Trust
5.260%, 08/20/29 (144A)	71,767	71,731
5.430%, 08/20/25 (144A)	114,133	114,037
Kubota Credit Owner Trust
5.400%, 02/17/26 (144A)	218,178	217,964
Marlette Funding Trust
5.950%, 07/17/34 (144A)	163,000	163,054
NMEF Funding LLC
6.570%, 06/17/30 (144A)	380,308	382,420
Octagon Investment Partners 30 Ltd.
7.036%, 3M TSFR + 1.712%, 03/17/30 (144A) (f)	601,552	600,935
Pikes Peak CLO 8
6.756%, 3M TSFR + 1.432%, 07/20/34 (144A) (f)	968,631	968,420
SCF Equipment Leasing LLC
5.880%, 11/20/29 (144A)	334,000	334,322
		7,763,479
Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	445,358
Total Asset-Backed Securities (Cost $9,059,937)		8,970,885

Mortgage-Backed Securities—1.2%
Collateralized Mortgage Obligations — 0.6%
Bellemeade Re Ltd.
6.335%, SOFR30A + 1.000%, 09/25/31 (144A) (f)	470,651	470,650
Eagle RE Ltd.
7.385%, SOFR30A + 2.050%, 04/25/34 (144A) (f)	123,995	124,293
Oaktown Re III Ltd.
8.000%, SOFR30A + 2.664%, 07/25/29 (144A) (f)	1,500,000	1,501,080
PMT Credit Risk Transfer Trust
8.799%, SOFR30A + 3.464%, 02/25/25 (144A) (f)	558,033	555,314
9.149%, SOFR30A + 3.814%, 11/27/31 (144A) (f)	18,001	17,999
9.210%, 1M TSFR + 3.864%, 05/30/25 (144A) (f)	220,717	220,833
		2,890,169
Commercial Mortgage-Backed Securities — 0.6%
BFLD Mortgage Trust
7.044%, 1M TSFR + 1.714%, 06/15/38 (144A) (f)	310,000	310,000
DTP Commercial Mortgage Trust
6.038%, 01/15/41 (144A) (f)	144,000	144,081
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Great Wolf Trust
6.871%, 1M TSFR + 1.542%, 03/15/39 (144A) (f)	688,000	$686,494
HILT Commercial Mortgage Trust
6.870%, 1M TSFR + 1.541%, 05/15/37 (144A) (f)	260,000	259,350
JP Morgan Chase Commercial Mortgage Securities Trust
3.686%, 12/15/47 (144A) (f)	1,500,000	821,228
NJ Trust
6.697%, 01/06/29 (144A) (f)	301,751	311,053
NRTH Mortgage Trust
6.970%, 1M TSFR + 1.641%, 03/15/41 (144A) (f)	743,000	741,143
		3,273,349
Total Mortgage-Backed Securities (Cost $6,365,073)		6,163,518

Municipals—0.2%
California Earthquake Authority
5.603%, 07/01/27	275,000	274,621
State Board of Administration Finance Corp.
2.154%, 07/01/30	395,000	334,685
5.526%, 07/01/34	247,000	248,506
Total Municipals (Cost $862,768)		857,812

Short-Term Investments—2.6%
Repurchase Agreement—1.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $8,657,144; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $8,827,318	8,654,079	8,654,079
U.S. Treasury—0.9%
U.S. Treasury Bills
4.213%, 07/09/24 (j)	570,000	569,338
5.021%, 08/15/24 (c) (j)	214,000	212,598
5.065%, 09/03/24 (j)	1,700,000	1,684,161
5.081%, 09/26/24 (j)	2,000,000	1,974,746
		4,440,843
Total Short-Term Investments (Cost $13,095,103)		13,094,922

Securities Lending Reinvestments (k)—0.2%
Repurchase Agreement—0.0%
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $125,635; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $128,092	125,580	125,580
See accompanying notes to financial statements.
BHFTI-42

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Securities Lending Reinvestments (k)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class, 5.250% (l)	70,000	$70,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (l)	70,000	70,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (l)	70,000	70,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (l)	70,000	70,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (l)	30,000	30,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (l)	70,000	70,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (l)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (l)	100,000	100,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (l)	70,000	70,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (l)	50,000	50,000
		700,000
Total Securities Lending Reinvestments (Cost $825,580)		825,580
Total Investments—98.6% (Cost $527,297,070)		493,687,044
Other assets and liabilities (net)—1.4%		7,179,001
Net Assets—100.0%		$500,866,045

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was

$1,516,248, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	Principal amount of security is adjusted for inflation.
(c)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $9,328,236 and the collateral received consisted of cash in the amount of $825,580 and non-cash collateral with a value of $8,883,556. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	Perpetual bond with no specified maturity date.
(h)
All or a portion of the security was pledged as collateral against open OTC swap contracts, and forward foreign currency exchange contracts. As of June 30, 2024, the market value of securities pledged was $261,652.

(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2024, the market value of securities pledged was $2,628,077.
(j)	The rate shown represents current yield to maturity.
(k)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(l)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$64,549,091, which is 12.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Credicorp Capital Sociedad Titulizadora SA, 10.100%, 12/15/43	12/19/2023	$3,100,000	$836,256	$822,656
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/28	11/04/19	505,000	505,000	378,992
State Agency of Roads of Ukraine, 6.250%, 06/24/30	06/17/21	1,144,000	1,144,000	314,600
				$1,516,248
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$42,248,937	$204,740,529	$41 ,842,700	$235,068,897
See accompanying notes to financial statements.
BHFTI-43

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(825,580)	$—	$—	$—	$(825,580)
Gross amount of recognized liabilities for securities lending transactions					$(825,580)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,743,089	MSCS	09/19/24	USD	1,159,794	$5,377
AUD	77,780	SSBT	09/19/24	USD	52,051	(59)
AUD	83,064	SSBT	09/19/24	USD	55,427	97
BRL	7,308,266	BOA	08/02/24	USD	1,323,482	(20,900)
BRL	6,779,713	CBNA	07/02/24	USD	1,293,345	(80,538)
BRL	5,808,254	HSBCU	07/02/24	USD	1,125,827	(86,802)
BRL	1,004,684	HSBCU	07/02/24	USD	180,734	(1,009)
BRL	6,411,911	MSCS	07/02/24	USD	1,153,450	(6,438)
BRL	6,176,056	MSCS	07/02/24	USD	1,111,021	(6,201)
BRL	6,176,056	MSCS	08/02/24	USD	1,131,156	(30,373)
CLP	1,177,791,878	CBNA	07/19/24	USD	1,291,063	(39,672)
CNH	9,537,735	HSBCU	07/23/24	USD	1,319,547	(10,810)
CNH	2,747,138	SSBT	07/23/24	USD	380,280	(3,326)
COP	2,497,809,554	BOA	07/19/24	USD	643,102	(43,146)
COP	4,896,499,853	CBNA	07/19/24	USD	1,258,417	(82,312)
COP	5,067,021,799	CBNA	07/19/24	USD	1,289,831	(72,768)
CZK	31,728,714	BOA	07/11/24	USD	1,383,357	(26,709)
EUR	1,855,214	CBNA	08/08/24	USD	2,017,588	(27,274)
EUR	2,217,604	JPMC	08/08/24	USD	2,388,659	(9,565)
EUR	2,600,880	MSCS	08/08/24	USD	2,805,367	(15,086)
EUR	684,282	NWM	08/08/24	USD	741,251	(7,138)
EUR	780,305	SSBT	08/08/24	USD	840,074	(2,946)
GBP	330,491	SSBT	08/29/24	USD	419,099	(1,153)
HUF	497,637,915	BOA	07/11/24	USD	1,353,220	(4,390)
HUF	503,365,920	BNP	07/11/24	USD	1,354,984	9,371
HUF	460,321,595	GSI	07/11/24	USD	1,275,404	(27,718)
HUF	145,002,051	SSBT	07/11/24	USD	399,702	(6,679)
IDR	19,705,195,742	CBNA	07/19/24	USD	1,225,676	(22,604)
IDR	9,439,977,859	CBNA	07/19/24	USD	585,861	(9,517)
IDR	22,541,825,359	SCB	07/19/24	USD	1,392,474	(16,216)
INR	106,096,528	CBNA	09/13/24	USD	1,267,202	2,287
JPY	90,752,358	JPMC	08/16/24	USD	593,380	(25,456)
JPY	326,644,731	SSBT	08/16/24	USD	2,124,506	(80,380)
JPY	52,797,307	SSBT	08/16/24	USD	342,295	(11,892)
KRW	2,132,849,777	BBP	07/18/24	USD	1,548,326	2,528
KRW	4,339,549,922	CBNA	07/18/24	USD	3,190,376	(34,971)
KRW	1,754,922,606	CBNA	07/18/24	USD	1,299,461	(23,409)
MXN	21,860,459	BOA	07/25/24	USD	1,278,559	(87,850)
MXN	22,125,420	BNP	07/25/24	USD	1,251,873	(46,732)
MXN	20,474,038	BNP	07/25/24	USD	1,158,436	(43,244)
MXN	30,317,338	BNP	07/25/24	USD	1,658,690	(7,347)
MXN	21,464,880	JPMC	07/25/24	USD	1,282,934	(113,772)
See accompanying notes to financial statements.
BHFTI-44

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	38,018,946	MSCS	07/25/24	USD	2,270,493	$(199,654)
MXN	18,620,210	MSCS	07/25/24	USD	1,111,670	(97,453)
MXN	24,520,771	UBSA	07/25/24	USD	1,385,180	(49,568)
PEN	2,273,060	BOA	07/19/24	USD	608,837	(17,432)
PEN	4,879,780	BOA	07/19/24	USD	1,285,167	(15,546)
PEN	1,950,679	BOA	07/19/24	USD	522,488	(14,960)
PEN	4,974,656	CBNA	07/19/24	USD	1,333,785	(39,478)
PEN	4,758,275	CBNA	07/19/24	USD	1,259,096	(21,088)
PEN	1,745,988	SCB	07/19/24	USD	468,093	(13,822)
PEN	1,392,691	SCB	07/19/24	USD	373,376	(11,025)
PLN	5,501,786	CBNA	07/11/24	USD	1,347,650	18,924
SGD	1,739,795	HSBCU	07/25/24	USD	1,283,832	611
SGD	1,717,611	UBSA	07/25/24	USD	1,277,726	(9,661)
ZAR	22,756,713	BOA	08/22/24	USD	1,251,481	(5,452)
ZAR	23,127,379	BOA	08/22/24	USD	1,264,052	2,272
ZAR	10,468,299	MSCS	08/22/24	USD	581,165	(7,980)
ZAR	4,838,232	SSBT	08/22/24	USD	266,856	(1,941)

Contracts to Deliver
AUD	17,261,566	MSCS	09/19/24	USD	11,485,276	(53,247)
BRL	6,779,713	CBNA	07/02/24	USD	1,219,614	6,807
BRL	5,808,254	HSBCU	07/02/24	USD	1,044,857	5,832
BRL	1,004,684	HSBCU	07/02/24	USD	194,740	15,015
BRL	6,176,056	MSCS	07/02/24	USD	1,135,054	30,234
BRL	6,411,911	MSCS	07/02/24	USD	1,211,967	64,955
CAD	26,006,018	CBNA	08/23/24	USD	18,905,823	(126,418)
CAD	610,653	SSBT	08/23/24	USD	447,103	203
CLP	1,178,530,611	BOA	07/19/24	USD	1,272,986	20,810
CLP	1,017,878,607	BOA	07/19/24	USD	1,148,070	66,584
CNH	120,305,144	BOA	07/23/24	USD	16,668,072	160,195
CNH	4,637,028	CBNA	07/23/24	USD	641,253	4,975
CNH	18,347,883	HSBCU	07/23/24	USD	2,540,689	23,053
COP	5,143,565,574	BOA	07/19/24	USD	1,314,481	79,033
COP	10,151,644,710	BNP	07/19/24	USD	2,619,948	181,595
COP	10,640,855,385	MSCS	07/19/24	USD	2,697,883	142,025
COP	12,276,298,354	MSCS	07/19/24	USD	3,112,533	163,853
CZK	32,229,951	BOA	07/11/24	USD	1,365,135	(12,944)
CZK	29,190,039	CBNA	07/11/24	USD	1,260,300	12,201
EUR	1,031,732	CBNA	08/08/24	USD	1,105,650	(1,215)
EUR	1,069,404	CBNA	08/08/24	USD	1,148,580	1,300
EUR	16,635,564	JPMC	07/24/24	USD	17,984,296	150,039
EUR	10,988,970	JPMC	08/08/24	USD	11,831,616	42,407
EUR	20,038,865	MSCS	07/11/24	USD	21,459,869	(9,690)
EUR	328,799	SSBT	08/08/24	USD	352,692	(50)
EUR	53,022	SSBT	08/08/24	USD	56,941	57
EUR	606,117	SSBT	08/08/24	USD	650,570	314
EUR	606,111	SSBT	08/08/24	USD	650,564	314
EUR	295,227	SSBT	08/08/24	USD	317,263	536
EUR	435,047	SSBT	08/08/24	USD	468,311	1,583
EUR	1,848,811	SSBT	08/08/24	USD	1,988,055	4,610
EUR	16,722,166	SSBT	08/16/24	USD	18,218,369	271,574
EUR	24,159,936	SSBT	08/23/24	USD	26,030,416	92,443
GBP	896,004	MSCS	08/29/24	USD	1,136,527	3,419
GBP	18,953,257	MSCS	08/29/24	USD	24,041,069	72,311
HUF	405,498,381	BOA	07/11/24	USD	1,091,232	(7,857)
HUF	503,262,932	CBNA	07/11/24	USD	1,354,701	(9,376)
HUF	362,260,244	GSI	07/11/24	USD	980,759	(1,135)
See accompanying notes to financial statements.
BHFTI-45

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
HUF	215,688,383	GSI	07/11/24	USD	587,523	$2,907
HUF	466,946,530	HSBCU	07/11/24	USD	1,270,080	4,438
HUF	516,624,430	HSBCU	07/11/24	USD	1,434,104	33,812
HUF	87,286,255	SSBT	07/11/24	USD	234,623	(1,964)
HUF	112,170,521	SSBT	07/11/24	USD	304,012	(22)
HUF	88,977,420	SSBT	07/11/24	USD	243,138	1,968
IDR	24,624,431,930	BBP	07/19/24	USD	1,509,405	5,997
IDR	21,729,371,386	CBNA	07/19/24	USD	1,337,851	11,196
IDR	36,115,465,488	CBNA	07/19/24	USD	2,222,217	17,240
IDR	28,056,319,103	CBNA	07/19/24	USD	1,760,341	47,404
IDR	21,778,406,923	HSBCU	07/19/24	USD	1,349,929	20,281
IDR	21,972,420,676	SCB	07/19/24	USD	1,363,307	21,813
INR	106,121,520	BBP	09/13/24	USD	1,267,577	(2,212)
JPY	4,153,297,420	GSI	08/16/24	USD	26,906,304	915,176
JPY	499,163,386	MSCS	08/16/24	USD	3,257,161	133,422
JPY	51,934,944	SSBT	08/16/24	USD	325,162	156
KRW	2,001,745,375	MSCS	07/18/24	USD	1,460,062	4,539
KRW	12,511,421,324	MSCS	07/18/24	USD	9,184,177	86,782
KRW	1,686,745,425	UBSA	07/18/24	USD	1,224,053	(2,425)
MXN	76,532,204	BNP	07/25/24	USD	4,117,826	(50,776)
MXN	55,080,781	BNP	07/25/24	USD	2,963,629	(36,544)
MXN	21,125,563	HSBCU	07/25/24	USD	1,262,879	112,199
MXN	105,839	SSBT	07/25/24	USD	6,325	560
MXN	23,907,779	UBSA	07/25/24	USD	1,263,109	(39,114)
PEN	4,791,592	BOA	07/19/24	USD	1,283,424	36,747
PEN	4,821,558	CBNA	07/19/24	USD	1,258,564	4,090
PEN	5,165,936	MSCS	07/19/24	USD	1,393,581	49,508
PEN	10,428,345	MSCS	07/19/24	USD	2,810,723	97,475
PLN	5,501,971	HSBCU	07/11/24	USD	1,344,417	(22,204)
PLN	12,107,436	HSBCU	07/11/24	USD	3,084,072	76,737
PLN	5,236,634	MSCS	07/11/24	USD	1,312,902	12,188
SEK	14,147,995	JPMC	07/19/24	USD	1,299,276	(36,677)
SGD	1,582,859	BOA	07/25/24	USD	1,175,467	6,885
SGD	1,757,780	HSBCU	07/25/24	USD	1,302,643	4,922
SGD	1,849,744	UBSA	07/25/24	USD	1,378,030	12,415
ZAR	23,705,219	CBNA	08/22/24	USD	1,307,963	10,000
ZAR	54,276,108	MSCS	08/22/24	USD	2,921,872	(49,981)
ZAR	14,160,708	MSCS	08/22/24	USD	762,320	(13,040)

Cross Currency Contracts to Buy
MXN	10,429,602	MSCS	07/25/24	CAD	840,266	(46,446)
PLN	2,867,723	GSI	07/11/24	CHF	663,474	(26,954)
Net Unrealized Appreciation						$1,198,848
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/16/24	110	AUD	12,492,587	$(35,731)
Canada Government Bond 5 Year Futures	09/18/24	92	CAD	10,200,960	37,122
Euro-Bobl Futures	09/06/24	40	EUR	4,657,600	48,796
Euro-Bund Futures	09/06/24	98	EUR	12,898,760	43,985
See accompanying notes to financial statements.
BHFTI-46

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Buxl 30 Year Bond Futures	09/06/24	8	EUR	1,041,920	$(351)
Euro-Schatz Futures	09/06/24	29	EUR	3,065,300	15,035
U.S. Treasury Long Bond Futures	09/19/24	15	USD	1,774,687	44,009
U.S. Treasury Note 10 Year Futures	09/19/24	38	USD	4,179,406	36,758
U.S. Treasury Note 5 Year Futures	09/30/24	167	USD	17,798,547	125,034
U.S. Treasury Ultra Long Bond Futures	09/19/24	65	USD	8,147,344	137,881

Futures Contracts—Short
Canada Government Bond 10 Year Futures	09/18/24	(61)	CAD	(7,324,270)	(38,001)
U.S. Treasury Note 2 Year Futures	09/30/24	(84)	USD	(17,154,375)	(46,702)
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	(85)	USD	(9,650,156)	22,143
Net Unrealized Appreciation					$389,978
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Annually	3.209%	Annually	03/21/33	USD	1,380,000	$(76,294)	$—	$(76,294)
Centrally Cleared Credit Default Swap Contracts on Credit Indices and Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.42.V1	(5.000%)	Quarterly	06/20/29	3.448%	USD	6,280,000	$(393,913)	$(404,892)	$10,979
ITRX.AUS.41.V1	(1.000%)	Quarterly	06/20/29	0.709%	USD	4,660,000	(59,750)	(72,261)	12,511
Qatar Government International Bonds 9.750%, due on 06/15/30	(1.000%)	Quarterly	06/20/29	0.424%	USD	17,910,000	(463,941)	(472,634)	8,693
Totals							$(917,604)	$(949,787)	$32,183
Centrally Cleared Credit Default Swap Contracts on Credit Indices and Sovereign Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bonds 4.250%, due on 01/07/25	1.000%	Quarterly	06/20/29	1.690%	USD	790,000	$(23,695)	$(13,510)	$(10,185)
CDX.EM.41.V1	1.000%	Quarterly	06/20/29	1.747%	USD	770,000	(24,528)	(24,355)	(173)
CDX.NA.IG.42.V1	1.000%	Quarterly	06/20/29	0.538%	USD	4,660,000	95,959	97,637	(1,678)
China Government International Bonds 7.500%, due on 10/28/27	1.000%	Quarterly	06/20/29	0.668%	USD	790,000	11,561	9,948	1,613
Colombia Government International Bonds 10.375%, due on 01/28/33	1.000%	Quarterly	06/20/29	1.946%	USD	810,000	(33,262)	(26,799)	(6,463)
Indonesia Government International Bonds 4.125%, due on 01/15/25	1.000%	Quarterly	06/20/29	0.786%	USD	770,000	7,290	8,157	(867)
Mexico Government International Bonds 4.150%, due on 03/28/27	1.000%	Quarterly	06/20/29	1.106%	USD	770,000	(3,616)	2,737	(6,353)
Republic of South Africa Government International Bonds 5.875%, due on 09/16/25	1.000%	Quarterly	06/20/29	2.084%	USD	980,000	(46,207)	(60,150)	13,943
See accompanying notes to financial statements.
BHFTI-47

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Centrally Cleared Credit Default Swap Contracts on Credit Indices and Sovereign Issues—Sell Protection (d) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Turkiye Government International Bonds 11.875%, due on 01/15/30	1.000%	Quarterly	06/20/29	2.747%	USD	1,040,000	$(76,266)	$(99,824)	$23,558
Totals							$(92,764)	$(106,159)	$13,395
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CBNA	29.800%	USD	632,617	$(84,296)	$(49,080)	$(35,216)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CBNA	29.800%	USD	1,263,898	(168,414)	(100,872)	(67,542)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	29.800%	USD	421,596	(56,178)	(32,717)	(23,461)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	29.800%	USD	421,596	(56,178)	(32,874)	(23,304)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	29.800%	USD	211,021	(28,118)	(16,371)	(11,747)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	29.800%	USD	301,808	(40,216)	(28,686)	(11,530)
Totals								$(433,400)	$(260,600)	$(172,800)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit			OTC swap contracts at market value (a)	$433,400
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	$71,297	Unrealized depreciation on centrally cleared swap contracts (b) (c)	25,719
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	3,390,601	Unrealized depreciation on forward foreign currency exchange contracts	2,191,753
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (b) (c)	76,294
	Unrealized appreciation on futures contracts (c) (d)	510,763	Unrealized depreciation on futures contracts (c) (d)	120,785
Total		$3,972,661		$2,847,951

(a)	Excludes OTC swap interest receivable of $1,626.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-48

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$372,526	$(257,186)	$—	$115,340
Barclays Bank PLC	8,525	(2,212)	—	6,313
BNP Paribas SA	190,966	(184,643)	—	6,323
Citibank NA	136,424	(136,424)	—	—
Goldman Sachs International	918,083	(168,163)	—	749,920
HSBC Bank USA	296,900	(120,825)	—	176,075
JPMorgan Chase Bank NA	192,446	(192,446)	—	—
Morgan Stanley Capital Services LLC	866,088	(535,589)	(330,499)	—
Standard Chartered Bank	21,813	(21,813)	—	—
State Street Bank and Trust	374,415	(110,412)	—	264,003
UBS AG	12,415	(12,415)	—	—
	$3,390,601	$(1,742,128)	$(330,499)	$1,317,974
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$257,186	$(257,186)	$—	$—
Barclays Bank PLC	2,212	(2,212)	—	—
BNP Paribas SA	184,643	(184,643)	—	—
Citibank NA	843,350	(136,424)	(567,852)	139,074
Goldman Sachs International	168,163	(168,163)	—	—
HSBC Bank USA	120,825	(120,825)	—	—
JPMorgan Chase Bank NA	253,804	(192,446)	(61,358)	—
Morgan Stanley Capital Services LLC	535,589	(535,589)	—	—
NatWest Markets PLC	7,138	—	—	7,138
Standard Chartered Bank	41,063	(21,813)	—	19,250
State Street Bank and Trust	110,412	(110,412)	—	—
UBS AG	100,768	(12,415)	—	88,353
	$2,625,153	$(1,742,128)	$(629,210)	$253,815

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(113,560)	$—	$—	$(113,560)
Forward foreign currency transactions	—	—	3,439,833	3,439,833
Futures contracts	(985,992)	—	—	(985,992)
Swap contracts	(424,533)	(756,797)	—	(1,181,330)
	$(1,524,085)	$(756,797)	$3,439,833	$1,158,951
See accompanying notes to financial statements.
BHFTI-49

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$104,963	$—	$—	$104,963
Forward foreign currency transactions	—	—	8,596,229	8,596,229
Futures contracts	(1,437,053)	—	—	(1,437,053)
Swap contracts	477,266	409,164	—	886,430
	$(854,824)	$409,164	$8,596,229	$8,150,569
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$5,440,000
Forward foreign currency transactions	367,031,530
Futures contracts long	85,850,274
Futures contracts short	(23,371,758)
Swap contracts	63,383,268

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$278,163,201	$—	$278,163,201
Total Corporate Bonds & Notes*	—	158,534,094	—	158,534,094
Total U.S. Treasury & Government Agencies*	—	27,077,032	—	27,077,032
Total Asset-Backed Securities*	—	8,970,885	—	8,970,885
Total Mortgage-Backed Securities*	—	6,163,518	—	6,163,518
Total Municipals*	—	857,812	—	857,812
Total Short-Term Investments*	—	13,094,922	—	13,094,922
Securities Lending Reinvestments
Repurchase Agreement	—	125,580	—	125,580
Mutual Funds	700,000	—	—	700,000
Total Securities Lending Reinvestments	700,000	125,580	—	825,580
Total Investments	$700,000	$492,987,044	$—	$493,687,044
Collateral for Securities Loaned (Liability)	$—	$(825,580)	$—	$(825,580)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,390,601	$—	$3,390,601
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,191,753)	—	(2,191,753)
Total Forward Contracts	$—	$1,198,848	$—	$1,198,848
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$510,763	$—	$—	$510,763
Futures Contracts (Unrealized Depreciation)	(120,785)	—	—	(120,785)
Total Futures Contracts	$389,978	$—	$—	$389,978
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$71,297	$—	$71,297
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(102,013)	—	(102,013)
Total Centrally Cleared Swap Contracts	$—	$(30,716)	$—	$(30,716)
See accompanying notes to financial statements.
BHFTI-50

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(433,400)	$—	$(433,400)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$533,753,864
Gross unrealized appreciation	12,758,418
Gross unrealized (depreciation)	(53,891,728)
Net unrealized appreciation (depreciation)	$(41,133,310)
See accompanying notes to financial statements.
BHFTI-51

Brighthouse Funds Trust I
AB International Bond Portfolio
Statement of Assets and Liabilities

June 30, 2024
Assets
Investments at value (a) (b)	$493,687,044
Cash	30,298
Cash denominated in foreign currencies (c)	353,817
Cash collateral (d)	2,046,986
Unrealized appreciation on forward foreign currency exchange contracts	3,390,601
Receivable for:
Investments sold	7,530,861
Fund shares sold	486
Principal paydowns	44,304
Interest	6,925,173
Interest on OTC swap contracts	1,626
Prepaid expenses	3,835
Total Assets	514,015,031
Liabilities
OTC swap contracts at market value (e)	433,400
Cash collateral for forward foreign currency exchange contracts	548,000
Unrealized depreciation on forward foreign currency exchange contracts	2,191,753
Collateral for securities loaned	825,580
Payable for:
Investments purchased	8,248,036
Fund shares redeemed	288,523
Foreign taxes	1,193
Variation margin on futures contracts	87,601
Variation margin on centrally cleared swap contracts	3,900
Accrued Expenses:
Management fees	213,990
Distribution and service fees	2,509
Deferred trustees’ fees	78,141
Other expenses	226,360
Total Liabilities	13,148,986
Net Assets	$500,866,045
Net Assets Consist of:
Paid in surplus	$647,527,819
Distributable earnings (Accumulated losses) (f)	(146,661,774)
Net Assets	$500,866,045
Net Assets
Class A	$488,601,111
Class B	12,264,934
Capital Shares Outstanding*
Class A	62,638,784
Class B	1,579,714
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.80
Class B	7.76

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $527,297,070.
(b)	Includes securities loaned at value of $9,328,236.
(c)	Identified cost of cash denominated in foreign currencies was $356,475.
(d)	Includes collateral of $1,206,186 for futures contracts and $840,800 for OTC swap contracts and forward foreign currency exchange contracts.
(e)	Net premium received on OTC swap contracts was $260,600.
(f)	Includes foreign capital gains tax of $1,193.
Statement of Operations

Six Months Ended June 30, 2024
Investment Income
Interest (a)	$14,250,438
Securities lending income	4,782
Total investment income	14,255,220
Expenses
Management fees	1,360,435
Administration fees	23,221
Custodian and accounting fees	127,042
Distribution and service fees—Class B	14,906
Audit and tax services	47,156
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	10,538
Insurance	2,499
Miscellaneous	11,931
Total expenses	1,655,907
Net Investment Income	12,599,313
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(7,879,420)
Purchased options	(113,560)
Futures contracts	(985,992)
Swap contracts	(1,181,330)
Foreign currency transactions	(37,275)
Forward foreign currency transactions	3,439,833
Net realized gain (loss)	(6,757,744)
Net change in unrealized appreciation (depreciation) on:
Investments (b)	(7,160,709)
Purchased options	104,963
Futures contracts	(1,437,053)
Swap contracts	886,430
Foreign currency transactions	7,749
Forward foreign currency transactions	8,596,229
Net change in unrealized appreciation (depreciation)	997,609
Net realized and unrealized gain (loss)	(5,760,135)
Net Increase (Decrease) in Net Assets From Operations	$6,839,178

(a)	Net of foreign withholding taxes of $105,627.
(b)	Includes change in foreign capital gains tax of $(1,193).
See accompanying notes to financial statements.
BHFTI-52

Brighthouse Funds Trust I
AB International Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,599,313	$22,495,729
Net realized gain (loss)	(6,757,744)	(38,670,382)
Net change in unrealized appreciation (depreciation)	997,609	63,434,128
Increase (decrease) in net assets from operations	6,839,178	47,259,475
From Distributions to Shareholders
Class A	(17,308,852)	(27,869,060)
Class B	(408,887)	(517,176)
Total distributions	(17,717,739)	(28,386,236)
Increase (decrease) in net assets from capital share transactions	(31,490,419)	(29,463,951)
Total increase (decrease) in net assets	(42,368,980)	(10,590,712)
Net Assets
Beginning of period	543,235,025	553,825,737
End of period	$500,866,045	$543,235,025

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	21,743	$174,663	393,040	$3,055,836
Reinvestments	2,219,084	17,308,852	3,710,927	27,869,060
Redemptions	(6,244,736)	(49,935,185)	(8,116,262)	(61,586,106)
Net increase (decrease)	(4,003,909)	$(32,451,670)	(4,012,295)	$(30,661,210)
Class B
Sales	119,039	$941,050	237,035	$1,814,699
Reinvestments	52,624	408,887	69,141	517,176
Redemptions	(49,039)	(388,686)	(148,202)	(1,134,616)
Net increase (decrease)	122,624	$961,251	157,974	$1,197,259
Increase (decrease) derived from capital shares transactions		$(31,490,419)		$(29,463,951)
See accompanying notes to financial statements.
BHFTI-53

Brighthouse Funds Trust I
AB International Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019(a)
Net Asset Value, Beginning of Period	$7.98	$7.70	$10.40	$10.65	$10.49	$10.00
Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.19	0.32	0.28	0.27	0.26	0.19
Net realized and unrealized gain (loss)	(0.08)	0.37	(1.87)	(0.47)	0.21	0.30
Total income (loss) from investment operations	0.11	0.69	(1.59)	(0.20)	0.47	0.49
Less Distributions
Distributions from net investment income	(0.29)	(0.41)	(1.02)	(0.01)	(0.23)	0.00
Distributions from net realized capital gains	0.00	0.00	(0.09)	(0.04)	(0.08)	0.00
Total distributions	(0.29)	(0.41)	(1.11)	(0.05)	(0.31)	0.00
Net Asset Value, End of Period	$7.80	$7.98	$7.70	$10.40	$10.65	$10.49
Total Return (%) (c)	1.32 (d)	9.27	(15.47)	(1.83)	4.71	4.90 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.63 (e)	0.63	0.59	0.58	0.57	0.59 (e)
Net ratio of expenses to average net assets (%) (f)	0.63 (e)	0.63	0.59	0.58	0.57	0.59 (e)
Ratio of net investment income (loss) to average net assets (%)	4.81 (e)	4.14	3.28	2.58	2.56	2.69 (e)
Portfolio turnover rate (%)	49 (d)	104	122	98	106	68 (d)
Net assets, end of period (in millions)	$488.6	$531.7	$543.9	$811.0	$1,003.3	$1,007.9

	Class B
	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019(a)
Net Asset Value, Beginning of Period	$7.93	$7.66	$10.35	$10.62	$10.49	$10.00
Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.18	0.30	0.26	0.25	0.23	0.18
Net realized and unrealized gain (loss)	(0.08)	0.36	(1.86)	(0.48)	0.21	0.31
Total income (loss) from investment operations	0.10	0.66	(1.60)	(0.23)	0.44	0.49
Less Distributions
Distributions from net investment income	(0.27)	(0.39)	(1.00)	(0.00) (g)	(0.23)	0.00
Distributions from net realized capital gains	0.00	0.00	(0.09)	(0.04)	(0.08)	0.00
Total distributions	(0.27)	(0.39)	(1.09)	(0.04)	(0.31)	0.00
Net Asset Value, End of Period	$7.76	$7.93	$7.66	$10.35	$10.62	$10.49
Total Return (%) (c)	1.23 (d)	8.91	(15.64)	(2.12)	4.39	4.90 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88 (e)	0.88	0.84	0.83	0.82	0.84 (e)
Net ratio of expenses to average net assets (%) (f)	0.88 (e)	0.88	0.84	0.83	0.82	0.84 (e)
Ratio of net investment income (loss) to average net assets (%)	4.58 (e)	3.90	3.08	2.38	2.29	2.55 (e)
Portfolio turnover rate (%)	49 (d)	104	122	98	106	68 (d)
Net assets, end of period (in millions)	$12.3	$11.6	$9.9	$11.2	$6.1	$1.7

(a)	Commencement of operations was April 29, 2019.
(b)	Per share amounts based on average shares outstanding during the period.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Distributions from net investment income were less than $0.01.
See accompanying notes to financial statements.
BHFTI-54

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.7%
L3Harris Technologies, Inc.	43,092	$9,677,601
Automobile Components — 1.1%
Aptiv PLC (a)	54,706	3,852,397
Banks — 3.0%
Fifth Third Bancorp (b)	199,192	7,268,516
Regions Financial Corp.	176,263	3,532,311
		10,800,827
Beverages — 2.9%
Keurig Dr Pepper, Inc.	314,081	10,490,305
Building Products — 3.1%
Carlisle Cos., Inc.	26,810	10,863,680
Capital Markets — 2.3%
Jefferies Financial Group, Inc. (b)	166,757	8,297,828
Chemicals — 2.4%
Ashland, Inc.	24,478	2,312,926
Huntsman Corp.	166,557	3,792,503
RPM International, Inc. (b)	23,135	2,491,177
		8,596,606
Commercial Services & Supplies — 2.8%
Republic Services, Inc.	51,340	9,977,416
Construction & Engineering — 2.4%
API Group Corp. (a) (b)	106,769	4,017,717
MasTec, Inc. (a) (b)	42,597	4,557,453
		8,575,170
Construction Materials — 2.7%
Vulcan Materials Co.	38,522	9,579,651
Containers & Packaging — 2.9%
AptarGroup, Inc.	21,194	2,984,327
Graphic Packaging Holding Co. (b)	284,980	7,469,326
		10,453,653
Distributors — 2.4%
LKQ Corp.	205,215	8,534,892
Electric Utilities — 4.5%
American Electric Power Co., Inc.	94,430	8,285,288
FirstEnergy Corp. (b)	202,799	7,761,118
		16,046,406
Energy Equipment & Services — 1.5%
Baker Hughes Co.	108,253	3,807,258
NOV, Inc.	73,764	1,402,254
		5,209,512
Financial Services — 2.1%
Euronet Worldwide, Inc. (a)	70,580	7,305,030
Security Description	Shares	Value
Ground Transportation — 1.2%
Knight-Swift Transportation Holdings, Inc.	86,809	$4,333,505
Health Care Equipment & Supplies — 3.4%
Alcon, Inc. (b)	62,436	5,561,799
Zimmer Biomet Holdings, Inc.	60,472	6,563,026
		12,124,825
Health Care Providers & Services — 3.2%
Humana, Inc.	10,995	4,108,282
Labcorp Holdings, Inc.	35,190	7,161,517
		11,269,799
Hotels, Restaurants & Leisure — 1.2%
Wendy's Co. (b)	104,307	1,769,047
Yum China Holdings, Inc.	85,640	2,641,137
		4,410,184
Household Products — 4.3%
Church & Dwight Co., Inc.	65,374	6,777,977
Reynolds Consumer Products, Inc.	299,139	8,369,909
		15,147,886
Insurance — 10.2%
Allstate Corp.	57,792	9,227,071
Arch Capital Group Ltd. (a) (b)	115,341	11,636,753
Axis Capital Holdings Ltd. (b)	22,466	1,587,223
Brown & Brown, Inc.	93,620	8,370,564
Loews Corp. (b)	74,269	5,550,865
		36,372,476
IT Services — 1.0%
Amdocs Ltd.	45,041	3,554,636
Life Sciences Tools & Services — 2.3%
Charles River Laboratories International, Inc. (a) (b)	30,181	6,234,791
Qiagen NV (a)	48,073	1,975,320
		8,210,111
Machinery — 2.1%
Donaldson Co., Inc.	32,370	2,316,397
Gates Industrial Corp. PLC (a)	269,969	4,268,210
Toro Co. (b)	11,367	1,062,928
		7,647,535
Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	118,630	5,765,418
Mortgage Real Estate Investment Trusts — 2.1%
Annaly Capital Management, Inc.	387,820	7,391,849
Office REITs — 1.7%
Boston Properties, Inc. (b)	100,627	6,194,598
Oil, Gas & Consumable Fuels — 4.3%
Devon Energy Corp.	63,927	3,030,140
EOG Resources, Inc.	43,435	5,467,163
See accompanying notes to financial statements.
BHFTI-55

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Rights—0.0%
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Targa Resources Corp.	17,583	$2,264,339
Valero Energy Corp.	28,935	4,535,851
		15,297,493
Professional Services — 3.8%
Dun & Bradstreet Holdings, Inc. (b)	383,848	3,554,433
Jacobs Solutions, Inc.	71,254	9,954,896
		13,509,329
Real Estate Management & Development — 3.2%
CBRE Group, Inc. - Class A (a)	129,582	11,547,052
Semiconductors & Semiconductor Equipment — 3.2%
ON Semiconductor Corp. (a)	55,373	3,795,819
Teradyne, Inc.	52,368	7,765,651
		11,561,470
Software — 0.2%
Informatica, Inc. - Class A (a) (b)	25,580	789,910
Specialized REITs — 3.9%
CubeSmart (b)	95,479	4,312,787
Gaming & Leisure Properties, Inc. (b)	122,340	5,530,991
Weyerhaeuser Co.	141,134	4,006,794
		13,850,572
Specialty Retail — 0.8%
Foot Locker, Inc.	63,543	1,583,492
RH (a) (b)	5,505	1,345,642
		2,929,134
Trading Companies & Distributors — 3.6%
AerCap Holdings NV	139,226	12,975,863
Water Utilities — 1.8%
American Water Works Co., Inc.	48,347	6,244,498
Total Common Stocks (Cost $279,297,498)		349,389,117

Warrants—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (a) (c) (d) (Cost $175,712)	30,257	0

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	277,348	0

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	84,465	$0

Short-Term Investments—2.2%
Repurchase Agreement—2.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $7,728,271; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $7,880,178	7,725,535	7,725,535
Total Short-Term Investments (Cost $7,725,535)		7,725,535

Securities Lending Reinvestments (e)—13.7%
Certificate of Deposit—0.3%
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	1,000,000	1,000,772
Repurchase Agreements—9.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $3,001,363; collateralized by various Common Stock with an aggregate market value of $3,345,413	3,000,000	3,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $5,002,283; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	5,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $2,046,393; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $2,086,400	2,045,490	2,045,490
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $10,004,433; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $10,200,000	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $1,001,060; collateralized by various Common Stock with an aggregate market value of $1,115,485	1,000,000	1,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTI-56

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $4,001,830; collateralized by various Common Stock with an aggregate market value of $4,462,017	4,000,000	$4,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $4,001,807; collateralized by various Common Stock with an aggregate market value of $4,452,510	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,497	1,000,000	1,000,000
		34,045,490

Mutual Funds—3.9%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (g)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (g)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (g)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (g)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (g)	1,000,000	1,000,000
		14,000,000
Total Securities Lending Reinvestments (Cost $49,045,490)		49,046,262
Total Investments—113.8% (Cost $336,244,235)		406,160,914
Other assets and liabilities (net)—(13.8)%		(49,276,944)
Net Assets—100.0%		$356,883,970

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $63,288,299 and the collateral received consisted of cash in the amount of
$49,045,490 and non-cash collateral with a value of $15,441,998. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$28,100,370	$0	$62,834,773
See accompanying notes to financial statements.
BHFTI-57

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(49,045,490)	$—	$—	$—	$(49,045,490)
Gross amount of recognized liabilities for securities lending transactions					$(49,045,490)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$349,389,117	$—	$—	$349,389,117
Total Escrow Shares*	—	—	0	0
Total Warrants*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	7,725,535	—	7,725,535
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,772	—	1,000,772
Repurchase Agreements	—	34,045,490	—	34,045,490
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	35,046,262	—	49,046,262
Total Investments	$363,389,117	$42,771,797	$0	$406,160,914
Collateral for Securities Loaned (Liability)	$—	$(49,045,490)	$—	$(49,045,490)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$336,473,735
Gross unrealized appreciation	82,762,201
Gross unrealized (depreciation)	(13,075,022)
Net unrealized appreciation (depreciation)	$69,687,179
See accompanying notes to financial statements.
BHFTI-58

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$406,160,914
Receivable for:
Investments sold	335,984
Fund shares sold	3,971
Dividends and interest	680,306
Prepaid expenses	2,826
Total Assets	407,184,001
Liabilities
Collateral for securities loaned	49,045,490
Payable for:
Investments purchased	654,333
Fund shares redeemed	105,929
Accrued Expenses:
Management fees	193,431
Distribution and service fees	27,531
Deferred trustees’ fees	197,576
Other expenses	75,741
Total Liabilities	50,300,031
Net Assets	$356,883,970
Net Assets Consist of:
Paid in surplus	$260,993,438
Distributable earnings (Accumulated losses)	95,890,532
Net Assets	$356,883,970
Net Assets
Class A	$223,082,010
Class B	133,801,960
Capital Shares Outstanding*
Class A	20,170,366
Class B	12,110,679
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.06
Class B	11.05

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $336,244,235.
(b)	Includes securities loaned at value of $63,288,299.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$3,655,067
Interest	88,367
Securities lending income	26,130
Total investment income	3,769,564
Expenses
Management fees	1,317,487
Administration fees	14,314
Custodian and accounting fees	18,941
Distribution and service fees—Class B	169,965
Audit and tax services	24,379
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	12,369
Insurance	1,559
Miscellaneous	5,581
Total expenses	1,622,774
Less management fee waiver	(121,634)
Less broker commission recapture	(3,698)
Net expenses	1,497,442
Net Investment Income	2,272,122
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	24,346,012
Net change in unrealized appreciation (depreciation) on investments	(3,002,390)
Net realized and unrealized gain (loss)	21,343,622
Net Increase (Decrease) in Net Assets From Operations	$23,615,744

(a)	Net of foreign withholding taxes of $2,480.
See accompanying notes to financial statements.
BHFTI-59

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,272,122	$4,760,747
Net realized gain (loss)	24,346,012	22,354,828
Net change in unrealized appreciation (depreciation)	(3,002,390)	5,682,121
Increase (decrease) in net assets from operations	23,615,744	32,797,696
From Distributions to Shareholders
Class A	(17,032,806)	(34,167,938)
Class B	(9,971,231)	(19,706,306)
Total distributions	(27,004,037)	(53,874,244)
Increase (decrease) in net assets from capital share transactions	(8,089,517)	(5,893,031)
Total increase (decrease) in net assets	(11,477,810)	(26,969,579)
Net Assets
Beginning of period	368,361,780	395,331,359
End of period	$356,883,970	$368,361,780

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,067	$12,530	108,614	$1,202,170
Reinvestments	1,540,037	17,032,806	3,235,600	34,167,938
Redemptions	(1,970,330)	(23,173,987)	(4,217,273)	(49,466,858)
Net increase (decrease)	(429,226)	$(6,128,651)	(873,059)	$(14,096,750)
Class B
Sales	113,057	$1,332,345	412,453	$4,652,664
Reinvestments	902,374	9,971,231	1,867,896	19,706,306
Redemptions	(1,138,383)	(13,264,442)	(1,432,304)	(16,155,251)
Net increase (decrease)	(122,952)	$(1,960,866)	848,045	$8,203,719
Increase (decrease) derived from capital shares transactions		$(8,089,517)		$(5,893,031)
See accompanying notes to financial statements.
BHFTI-60

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.23	$12.04	$15.80	$12.32	$13.02	$9.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.16	0.16	0.10	0.12	0.14
Net realized and unrealized gain (loss)	0.67	0.85	(1.15)	3.51	0.05	3.36
Total income (loss) from investment operations	0.75	1.01	(0.99)	3.61	0.17	3.50
Less Distributions
Distributions from net investment income	(0.16)	(0.16)	(0.10)	(0.13)	(0.13)	(0.11)
Distributions from net realized capital gains	(0.76)	(1.66)	(2.67)	0.00	(0.74)	(0.33)
Total distributions	(0.92)	(1.82)	(2.77)	(0.13)	(0.87)	(0.44)
Net Asset Value, End of Period	$11.06	$11.23	$12.04	$15.80	$12.32	$13.02
Total Return (%) (b)	6.63 (c)	9.30	(4.70)	29.35	2.93	35.78
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80 (d)	0.80	0.77	0.77	0.78	0.78
Net ratio of expenses to average net assets (%) (e)	0.74 (d)	0.73	0.71	0.71	0.72	0.71
Ratio of net investment income (loss) to average net assets (%)	1.35 (d)	1.37	1.21	0.69	1.08	1.19
Portfolio turnover rate (%)	8 (c)	22	23	28	54	36
Net assets, end of period (in millions)	$223.1	$231.3	$258.5	$356.9	$369.4	$350.8

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.20	$12.01	$15.76	$12.30	$12.99	$9.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.13	0.13	0.06	0.09	0.11
Net realized and unrealized gain (loss)	0.68	0.85	(1.15)	3.49	0.06	3.36
Total income (loss) from investment operations	0.74	0.98	(1.02)	3.55	0.15	3.47
Less Distributions
Distributions from net investment income	(0.13)	(0.13)	(0.06)	(0.09)	(0.10)	(0.08)
Distributions from net realized capital gains	(0.76)	(1.66)	(2.67)	0.00	(0.74)	(0.33)
Total distributions	(0.89)	(1.79)	(2.73)	(0.09)	(0.84)	(0.41)
Net Asset Value, End of Period	$11.05	$11.20	$12.01	$15.76	$12.30	$12.99
Total Return (%) (b)	6.55 (c)	9.02	(4.97)	28.95	2.72	35.53
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05 (d)	1.05	1.02	1.02	1.03	1.03
Net ratio of expenses to average net assets (%) (e)	0.99 (d)	0.98	0.96	0.96	0.97	0.96
Ratio of net investment income (loss) to average net assets (%)	1.10 (d)	1.13	0.98	0.44	0.83	0.95
Portfolio turnover rate (%)	8 (c)	22	23	28	54	36
Net assets, end of period (in millions)	$133.8	$137.1	$136.8	$164.2	$154.6	$163.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-61

Brighthouse Funds Trust I
American Funds Balanced Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	7,728,429	$335,413,819
American Funds American Mutual Fund (Class R-6)	5,356,417	291,549,748
American Funds Capital World Bond Fund (Class 1) (a)	11,525,399	112,718,405
American Funds Fundamental Investors Fund (Class R-6)	4,115,394	333,964,195
American Funds Growth Fund (Class 1)	3,167,898	356,863,759
American Funds Growth-Income Fund (Class 1)	5,839,247	376,573,055
American Funds High-Income Trust Fund (Class R-6)	18,649,870	178,292,758
American Funds International Fund (Class 1) (a)	14,675,614	275,021,005
American Funds International Growth & Income Fund (Class R-6) (a)	9,471,029	353,364,084
American Funds New World Fund (Class 1)	3,057,104	82,602,954
American Funds Smallcap World Fund, Inc. (Class R-6)	1,777,363	123,029,089
American Funds The Bond Fund of America (Class 1) (a)	55,599,358	523,745,950
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	36,803,851	$433,549,367
American Funds Washington Mutual Investors Fund (Class 1) (a)	20,966,225	334,411,284
Total Mutual Funds (Cost $3,844,952,372)		4,111,099,472
Total Investments—100.1% (Cost $3,844,952,372)		4,111,099,472
Other assets and liabilities (net)—(0.1)%		(2,301,098)
Net Assets—100.0%		$4,108,798,374

(a)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
American Funds Capital World Bond Fund (Class 1)	$121,667,947	$394,187	$(4,788,479)	$(1,342,697)	$(3,212,553)	$112,718,405
American Funds International Fund (Class 1)	277,810,751	676,855	(22,854,529)	2,271,732	17,116,196	275,021,005
American Funds International Growth & Income Fund (Class R-6)	360,070,560	6,329,329	(27,895,308)	(1,209,924)	16,069,427	353,364,084
American Funds The Bond Fund of America (Class 1)	520,470,378	9,938,731	(139,538)	(20,990)	(6,502,631)	523,745,950
American Funds Washington Mutual Investors Fund (Class 1)	328,385,780	4,047,249	(30,127,673)	3,640,742	28,465,186	334,411,284
	$1,608,405,416	$21,386,351	$(85,805,527)	$3,338,863	$51,935,625	$1,599,260,728

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
American Funds Capital World Bond Fund (Class 1)	$—	$342,853	11,525,399
American Funds International Fund (Class 1)	—	674,881	14,675,614
American Funds International Growth & Income Fund (Class R-6)	—	6,160,846	9,471,029
American Funds The Bond Fund of America (Class 1)	—	3,605,531	55,599,358
American Funds Washington Mutual Investors Fund (Class 1)	2,698,868	1,348,380	20,966,225
	$2,698,868	$12,132,491
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the portfolio, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$88,418,523	$0	$276,824,861
See accompanying notes to financial statements.
BHFTI-62

Brighthouse Funds Trust I
American Funds Balanced Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,111,099,472	$—	$—	$4,111,099,472
Total Investments	$4,111,099,472	$—	$—	$4,111,099,472
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$3,855,510,935
Gross unrealized appreciation	519,442,130
Gross unrealized (depreciation)	(263,853,593)
Net unrealized appreciation (depreciation)	$255,588,537
See accompanying notes to financial statements.
BHFTI-63

Brighthouse Funds Trust I
American Funds Balanced Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$2,511,838,744
Affiliated investments at value (b)	1,599,260,728
Receivable for:
Investments sold	1,489,779
Affiliated investments sold	264,238
Fund shares sold	20,305
Dividends	2,589,546
Prepaid expenses	31,770
Total Assets	4,115,495,110
Liabilities
Payable for:
Investments purchased	2,589,546
Fund shares redeemed	1,774,322
Accrued Expenses:
Management fees	199,313
Distribution and service fees	1,850,521
Deferred trustees’ fees	197,576
Other expenses	85,458
Total Liabilities	6,696,736
Net Assets	$4,108,798,374
Net Assets Consist of:
Paid in surplus	$3,731,968,416
Distributable earnings (Accumulated losses)	376,829,958
Net Assets	$4,108,798,374
Net Assets
Class B	$15,540,139
Class C	4,093,258,235
Capital Shares Outstanding*
Class B	1,732,383
Class C	460,369,229
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.97
Class C	8.89

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,182,066,000.
(b)	Identified cost of affiliated investments was $1,662,886,372.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$22,347,297
Dividends from Affiliated Underlying Portfolios	12,132,491
Total investment income	34,479,788
Expenses
Management fees	1,207,245
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class B	18,747
Distribution and service fees—Class C	11,187,225
Audit and tax services	17,443
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	24,636
Insurance	17,664
Miscellaneous	14,958
Total expenses	12,574,789
Net Investment Income	21,904,999
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	60,914,200
Affiliated investments	3,338,863
Capital gain distributions from Underlying Portfolios	33,592,756
Capital gain distributions from Affiliated Underlying Portfolios	2,698,868
Net realized gain (loss)	100,544,687
Net change in unrealized appreciation (depreciation) on:
Investments	106,456,341
Affiliated investments	51,935,625
Net change in unrealized appreciation (depreciation)	158,391,966
Net realized and unrealized gain (loss)	258,936,653
Net Increase (Decrease) in Net Assets From Operations	$280,841,652
See accompanying notes to financial statements.
BHFTI-64

Brighthouse Funds Trust I
American Funds Balanced Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$21,904,999	$67,708,528
Net realized gain (loss)	100,544,687	128,733,221
Net change in unrealized appreciation (depreciation)	158,391,966	406,748,843
Increase (decrease) in net assets from operations	280,841,652	603,190,592
From Distributions to Shareholders
Class B	(793,726)	(1,252,520)
Class C	(199,715,020)	(385,293,690)
Total distributions	(200,508,746)	(386,546,210)
Increase (decrease) in net assets from capital share transactions	(46,080,107)	(16,681,275)
Total increase (decrease) in net assets	34,252,799	199,963,107
Net Assets
Beginning of period	4,074,545,575	3,874,582,468
End of period	$4,108,798,374	$4,074,545,575

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	26,038	$237,913	172,393	$1,420,157
Reinvestments	88,487	793,726	152,560	1,252,520
Redemptions	(40,898)	(368,582)	(90,203)	(767,018)
Net increase (decrease)	73,627	$663,057	234,750	$1,905,659
Class C
Sales	3,219,631	$28,920,006	7,452,780	$62,483,708
Reinvestments	22,465,132	199,715,020	47,333,377	385,293,690
Redemptions	(30,567,971)	(275,378,190)	(55,603,238)	(466,364,332)
Net increase (decrease)	(4,883,208)	$(46,743,164)	(817,081)	$(18,586,934)
Increase (decrease) derived from capital shares transactions		$(46,080,107)		$(16,681,275)
See accompanying notes to financial statements.
BHFTI-65

Brighthouse Funds Trust I
American Funds Balanced Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.81	$8.37	$11.89	$11.09	$10.39	$9.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.18	0.17	0.13	0.13	0.18
Net realized and unrealized gain (loss)	0.58	1.15	(2.16)	1.23	1.37	1.63
Total income (loss) from investment operations	0.64	1.33	(1.99)	1.36	1.50	1.81
Less Distributions
Distributions from net investment income	(0.18)	(0.23)	(0.18)	(0.17)	(0.21)	(0.22)
Distributions from net realized capital gains	(0.30)	(0.66)	(1.35)	(0.39)	(0.59)	(0.74)
Total distributions	(0.48)	(0.89)	(1.53)	(0.56)	(0.80)	(0.96)
Net Asset Value, End of Period	$8.97	$8.81	$8.37	$11.89	$11.09	$10.39
Total Return (%) (b)	7.29 (c)	16.72	(16.53)	12.55	15.84	19.88
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.32	0.31	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	1.39 (e)	2.10	1.76	1.16	1.26	1.84
Portfolio turnover rate (%)	2 (c)	5	9	21	20	6
Net assets, end of period (in millions)	$15.5	$14.6	$11.9	$14.7	$13.0	$10.7

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.73	$8.29	$11.78	$11.00	$10.30	$9.46
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05	0.14	0.13	0.10	0.09	0.15
Net realized and unrealized gain (loss)	0.56	1.16	(2.13)	1.21	1.38	1.62
Total income (loss) from investment operations	0.61	1.30	(2.00)	1.31	1.47	1.77
Less Distributions
Distributions from net investment income	(0.15)	(0.20)	(0.14)	(0.14)	(0.18)	(0.19)
Distributions from net realized capital gains	(0.30)	(0.66)	(1.35)	(0.39)	(0.59)	(0.74)
Total distributions	(0.45)	(0.86)	(1.49)	(0.53)	(0.77)	(0.93)
Net Asset Value, End of Period	$8.89	$8.73	$8.29	$11.78	$11.00	$10.30
Total Return (%) (b)	7.02 (c)	16.49	(16.76)	12.14	15.57	19.53
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62 (e)	0.62	0.62	0.61	0.62	0.62
Ratio of net investment income (loss) to average net assets (%) (f)	1.07 (e)	1.71	1.44	0.83	0.91	1.49
Portfolio turnover rate (%)	2 (c)	5	9	21	20	6
Net assets, end of period (in millions)	$4,093.3	$4,059.9	$3,862.7	$5,068.3	$4,909.6	$4,645.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-66

Brighthouse Funds Trust I
American Funds Growth Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	7,766,193	$337,052,764
American Funds American Mutual Fund (Class R-6)	4,824,946	262,621,819
American Funds Capital World Bond Fund (Class 1) (a)	4,188,038	40,959,007
American Funds Fundamental Investors Fund (Class R-6)	3,962,518	321,558,321
American Funds Growth Fund (Class 1)	2,732,072	307,767,923
American Funds Growth-Income Fund (Class 1)	4,541,996	292,913,320
American Funds High-Income Trust Fund (Class R-6)	7,531,502	72,001,164
American Funds International Fund (Class 1) (a)	13,642,296	255,656,623
American Funds International Growth & Income Fund (Class R-6) (a)	8,322,062	310,496,147
American Funds New World Fund (Class 1)	3,195,102	86,331,665
American Funds Smallcap World Fund, Inc. (Class R-6)	2,060,623	142,636,332
American Funds The Bond Fund of America (Class 1)	13,237,692	124,699,055
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,539,042	$41,689,911
American Funds Washington Mutual Investors Fund (Class 1)	18,360,842	292,855,433
Total Mutual Funds (Cost $2,506,077,165)		2,889,239,484
Total Investments—100.1% (Cost $2,506,077,165)		2,889,239,484
Other assets and liabilities (net)—(0.1)%		(1,686,783)
Net Assets—100.0%		$2,887,552,701

(a)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
American Funds Capital World Bond Fund (Class 1)	$41,858,270	$688,115	$(16,298)	$(3,374)	$(1,567,706)	$40,959,007
American Funds International Fund (Class 1)	255,761,609	647,929	(18,540,049)	1,737,997	16,049,137	255,656,623
American Funds International Growth & Income Fund (Class R-6)	311,216,916	5,462,147	(18,961,169)	(837,473)	13,615,726	310,496,147
	$608,836,795	$6,798,191	$(37,517,516)	$897,150	$28,097,157	$607,111,777

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
American Funds Capital World Bond Fund (Class 1)	$124,402	4,188,038
American Funds International Fund (Class 1)	627,323	13,642,296
American Funds International Growth & Income Fund (Class R-6)	5,387,147	8,322,062
	$6,138,872
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the portfolio, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$52,646,595	$0	$202,887,855
See accompanying notes to financial statements.
BHFTI-67

Brighthouse Funds Trust I
American Funds Growth Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,889,239,484	$—	$—	$2,889,239,484
Total Investments	$2,889,239,484	$—	$—	$2,889,239,484
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,513,504,047
Gross unrealized appreciation	461,890,794
Gross unrealized (depreciation)	(86,155,357)
Net unrealized appreciation (depreciation)	$375,735,437
See accompanying notes to financial statements.
BHFTI-68

Brighthouse Funds Trust I
American Funds Growth Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$2,282,127,707
Affiliated investments at value (b)	607,111,777
Receivable for:
Investments sold	1,485,524
Fund shares sold	62,192
Dividends	554,988
Prepaid expenses	22,358
Total Assets	2,891,364,546
Liabilities
Payable for:
Investments purchased	554,988
Fund shares redeemed	1,547,716
Accrued Expenses:
Management fees	149,148
Distribution and service fees	1,292,449
Deferred trustees’ fees	197,575
Other expenses	69,969
Total Liabilities	3,811,845
Net Assets	$2,887,552,701
Net Assets Consist of:
Paid in surplus	$2,419,873,702
Distributable earnings (Accumulated losses)	467,678,999
Net Assets	$2,887,552,701
Net Assets
Class B	$41,053,690
Class C	2,846,499,011
Capital Shares Outstanding*
Class B	4,662,370
Class C	327,887,668
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.81
Class C	8.68

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,880,869,157.
(b)	Identified cost of affiliated investments was $625,208,008.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$11,512,101
Dividends from Affiliated Underlying Portfolios	6,138,872
Total investment income	17,650,973
Expenses
Management fees	900,277
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class B	49,290
Distribution and service fees—Class C	7,743,383
Audit and tax services	17,443
Legal	22,515
Trustees’ fees and expenses	35,665
Shareholder reporting	16,702
Insurance	11,991
Miscellaneous	11,451
Total expenses	8,837,409
Net Investment Income	8,813,564
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	52,125,887
Affiliated investments	897,150
Capital gain distributions from Underlying Portfolios	30,999,418
Net realized gain (loss)	84,022,455
Net change in unrealized appreciation (depreciation) on:
Investments	135,499,377
Affiliated investments	28,097,157
Net change in unrealized appreciation (depreciation)	163,596,534
Net realized and unrealized gain (loss)	247,618,989
Net Increase (Decrease) in Net Assets From Operations	$256,432,553
See accompanying notes to financial statements.
BHFTI-69

Brighthouse Funds Trust I
American Funds Growth Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,813,564	$34,407,872
Net realized gain (loss)	84,022,455	111,904,311
Net change in unrealized appreciation (depreciation)	163,596,534	352,506,456
Increase (decrease) in net assets from operations	256,432,553	498,818,639
From Distributions to Shareholders
Class B	(2,196,401)	(4,203,113)
Class C	(146,360,022)	(329,689,318)
Total distributions	(148,556,423)	(333,892,431)
Increase (decrease) in net assets from capital share transactions	(41,516,388)	55,743,265
Total increase (decrease) in net assets	66,359,742	220,669,473
Net Assets
Beginning of period	2,821,192,959	2,600,523,486
End of period	$2,887,552,701	$2,821,192,959

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	75,086	$664,972	303,984	$2,416,602
Reinvestments	249,591	2,196,401	536,796	4,203,113
Redemptions	(108,549)	(967,106)	(228,151)	(1,820,230)
Net increase (decrease)	216,128	$1,894,267	612,629	$4,799,485
Class C
Sales	2,434,857	$21,359,323	6,397,984	$50,547,466
Reinvestments	16,861,754	146,360,022	42,705,870	329,689,318
Redemptions	(24,130,203)	(211,130,000)	(40,973,810)	(329,293,004)
Net increase (decrease)	(4,833,592)	$(43,410,655)	8,130,044	$50,943,780
Increase (decrease) derived from capital shares transactions		$(41,516,388)		$55,743,265
See accompanying notes to financial statements.
BHFTI-70

Brighthouse Funds Trust I
American Funds Growth Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.49	$8.02	$11.95	$10.73	$10.12	$9.10
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.13	0.13	0.12	0.11	0.15
Net realized and unrealized gain (loss)	0.78	1.44	(2.36)	1.59	1.43	1.92
Total income (loss) from investment operations	0.82	1.57	(2.23)	1.71	1.54	2.07
Less Distributions
Distributions from net investment income	(0.14)	(0.21)	(0.15)	(0.12)	(0.19)	(0.20)
Distributions from net realized capital gains	(0.36)	(0.89)	(1.55)	(0.37)	(0.74)	(0.85)
Total distributions	(0.50)	(1.10)	(1.70)	(0.49)	(0.93)	(1.05)
Net Asset Value, End of Period	$8.81	$8.49	$8.02	$11.95	$10.73	$10.12
Total Return (%) (b)	9.61 (c)	20.66	(18.37)	16.21	17.34	24.05
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	0.93 (e)	1.63	1.44	1.03	1.15	1.59
Portfolio turnover rate (%)	2 (c)	5	11	25	9	7
Net assets, end of period (in millions)	$41.1	$37.8	$30.8	$38.0	$32.8	$27.4

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.37	$7.92	$11.80	$10.60	$10.01	$9.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03	0.10	0.10	0.08	0.08	0.12
Net realized and unrealized gain (loss)	0.75	1.42	(2.32)	1.58	1.40	1.90
Total income (loss) from investment operations	0.78	1.52	(2.22)	1.66	1.48	2.02
Less Distributions
Distributions from net investment income	(0.11)	(0.18)	(0.11)	(0.09)	(0.15)	(0.17)
Distributions from net realized capital gains	(0.36)	(0.89)	(1.55)	(0.37)	(0.74)	(0.85)
Total distributions	(0.47)	(1.07)	(1.66)	(0.46)	(0.89)	(1.02)
Net Asset Value, End of Period	$8.68	$8.37	$7.92	$11.80	$10.60	$10.01
Total Return (%) (b)	9.28 (c)	20.27	(18.52)	15.91	16.93	23.64
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62 (e)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income (loss) to average net assets (%) (f)	0.61 (e)	1.27	1.10	0.70	0.83	1.25
Portfolio turnover rate (%)	2 (c)	5	11	25	9	7
Net assets, end of period (in millions)	$2,846.5	$2,783.4	$2,569.8	$3,503.3	$3,296.3	$3,075.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-71

Brighthouse Funds Trust I
American Funds Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,343,889,315)	15,782,242	$1,777,869,607
Total Investments—100.1% (Cost $1,343,889,315)		1,777,869,607
Other assets and liabilities (net)—(0.1)%		(1,049,641)
Net Assets—100.0%		$1,776,819,966

(a)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of the American Funds Growth Fund ("Master Fund") during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
American Funds Growth Fund (Class 1)	$1,670,669,817	$49,132,674	$(158,476,097)	$63,172,700	$153,370,513	$1,777,869,607

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
American Funds Growth Fund (Class 1)	$40,166,733	$3,441,843	15,782,242
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investments in the Master Fund for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$49,132,674	$0	$158,476,097
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,777,869,607	$—	$—	$1,777,869,607
Total Investments	$1,777,869,607	$—	$—	$1,777,869,607
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,343,958,319
Gross unrealized appreciation	433,980,292
Gross unrealized (depreciation)	(69,004)
Net unrealized appreciation (depreciation)	$433,911,288
See accompanying notes to financial statements.
BHFTI-72

Brighthouse Funds Trust I
American Funds Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments in Master Fund at value (a)	$1,777,869,607
Receivable for:
Investments in Master Fund sold	1,872,164
Fund shares sold	113,470
Prepaid expenses	13,449
Total Assets	1,779,868,690
Liabilities
Payable for:
Fund shares redeemed	1,985,634
Accrued Expenses:
Distribution and service fees	791,621
Deferred trustees’ fees	197,576
Other expenses	73,893
Total Liabilities	3,048,724
Net Assets	$1,776,819,966
Net Assets Consist of:
Paid in surplus	$1,241,375,138
Distributable earnings (Accumulated losses)	535,444,828
Net Assets	$1,776,819,966
Net Assets
Class C	$1,776,819,966
Capital Shares Outstanding*
Class C	165,364,879
Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$10.74

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments in Master Fund was $1,343,889,315.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from Master Fund	$3,441,843
Total investment income	3,441,843
Expenses
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class C	4,736,215
Audit and tax services	17,443
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	18,022
Insurance	6,958
Miscellaneous	8,034
Total expenses	4,873,543
Net Investment Loss	(1,431,700)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in Master Fund	63,172,700
Capital gain distributions from Master Fund	40,166,733
Net realized gain (loss)	103,339,433
Net change in unrealized appreciation (depreciation) on investments in master fund	153,370,513
Net realized and unrealized gain (loss)	256,709,946
Net Increase (Decrease) in Net Assets From Operations	$255,278,246
See accompanying notes to financial statements.
BHFTI-73

Brighthouse Funds Trust I
American Funds Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,431,700)	$414,699
Net realized gain (loss)	103,339,433	136,021,009
Net change in unrealized appreciation (depreciation)	153,370,513	358,031,013
Increase (decrease) in net assets from operations	255,278,246	494,466,721
From Distributions to Shareholders
Class C	(136,402,248)	(233,701,351)
Total distributions	(136,402,248)	(233,701,351)
Increase (decrease) in net assets from capital share transactions	(11,720,245)	30,484,330
Total increase (decrease) in net assets	107,155,753	291,249,700
Net Assets
Beginning of period	1,669,664,213	1,378,414,513
End of period	$1,776,819,966	$1,669,664,213

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class C
Sales	3,393,244	$36,874,366	6,367,801	$58,836,189
Reinvestments	12,807,723	136,402,248	26,258,579	233,701,351
Redemptions	(17,078,193)	(184,996,859)	(28,175,959)	(262,053,210)
Net increase (decrease)	(877,226)	$(11,720,245)	4,450,421	$30,484,330
Increase (decrease) derived from capital shares transactions		$(11,720,245)		$30,484,330
See accompanying notes to financial statements.
BHFTI-74

Brighthouse Funds Trust I
American Funds Growth Portfolio
Financial Highlights
Selected per share data
	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.04	$8.52	$15.93	$14.12	$10.58	$9.59
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	0.00 (b)	0.00 (b)	(0.02)	(0.00) (b)	0.04
Net realized and unrealized gain (loss)	1.60	3.05	(4.76)	2.95	4.92	2.62
Total income (loss) from investment operations	1.59	3.05	(4.76)	2.93	4.92	2.66
Less Distributions
Distributions from net investment income	(0.00) (c)	(0.16)	(0.07)	0.00	(0.10)	(0.05)
Distributions from net realized capital gains	(0.89)	(1.37)	(2.58)	(1.12)	(1.28)	(1.62)
Total distributions	(0.89)	(1.53)	(2.65)	(1.12)	(1.38)	(1.67)
Net Asset Value, End of Period	$10.74	$10.04	$8.52	$15.93	$14.12	$10.58
Total Return (%) (d)	15.90 (e)	37.99	(30.16)	21.62	51.63	30.34
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.57 (g)	0.57	0.56	0.56	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	(0.17) (g)	0.03	0.03	(0.10)	(0.01)	0.42
Portfolio turnover rate (%)	3 (e)	7	4	13	5	9
Net assets, end of period (in millions)	$1,776.8	$1,669.7	$1,378.4	$1,911.0	$1,741.7	$1,329.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from net investment income were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Master Fund in which the Portfolio invests.
(g)	Computed on an annualized basis.
See accompanying notes to financial statements.
BHFTI-75

Brighthouse Funds Trust I
American Funds Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	2,332,947	$101,249,893
American Funds American Mutual Fund (Class R-6)	2,971,409	161,733,786
American Funds Capital World Bond Fund (Class 1) (a)	6,823,825	66,737,008
American Funds Fundamental Investors Fund (Class R-6)	1,247,468	101,232,059
American Funds Growth Fund (Class 1)	897,399	101,091,988
American Funds Growth-Income Fund (Class 1)	2,511,980	161,997,576
American Funds High-Income Trust Fund (Class R-6)	11,174,602	106,829,196
American Funds International Fund (Class 1)	5,833,743	109,324,349
American Funds International Growth & Income Fund (Class R-6)	3,438,461	128,288,981
American Funds New World Fund (Class 1)	744,530	20,117,207
American Funds Smallcap World Fund, Inc. (Class R-6)	289,467	20,036,925
American Funds The Bond Fund of America (Class 1) (a)	40,579,981	382,263,419
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	32,660,911	$384,745,534
American Funds Washington Mutual Investors Fund (Class 1)	10,156,210	161,991,542
Total Mutual Funds (Cost $1,987,939,704)		2,007,639,463
Total Investments—100.1% (Cost $1,987,939,704)		2,007,639,463
Other assets and liabilities (net)—(0.1)%		(1,270,353)
Net Assets—100.0%		$2,006,369,110

(a)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
American Funds Capital World Bond Fund (Class 1)	$61,143,513	$7,975,395	$(56,149)	$(12,002)	$(2,313,749)	$66,737,008
American Funds The Bond Fund of America (Class 1)	385,221,327	3,062,595	(1,186,752)	(216,991)	(4,616,760)	382,263,419
	$446,364,840	$11,037,990	$(1,242,901)	$(228,993)	$(6,930,509)	$449,000,427

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
American Funds Capital World Bond Fund (Class 1)	$202,718	6,823,825
American Funds The Bond Fund of America (Class 1)	2,632,621	40,579,981
	$2,835,339
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the portfolio, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$48,591,480	$0	$150,187,297
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,007,639,463	$—	$—	$2,007,639,463
Total Investments	$2,007,639,463	$—	$—	$2,007,639,463
See accompanying notes to financial statements.
BHFTI-76

Brighthouse Funds Trust I
American Funds Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,996,379,235
Gross unrealized appreciation	192,236,361
Gross unrealized (depreciation)	(180,976,133)
Net unrealized appreciation (depreciation)	$11,260,228
See accompanying notes to financial statements.
BHFTI-77

Brighthouse Funds Trust I
American Funds Moderate Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$1,558,639,036
Affiliated investments at value (b)	449,000,427
Receivable for:
Investments sold	976,868
Affiliated investments sold	55,972
Fund shares sold	14,790
Dividends	2,012,966
Prepaid expenses	15,483
Total Assets	2,010,715,542
Liabilities
Payable for:
Investments purchased	2,012,966
Fund shares redeemed	1,047,630
Accrued Expenses:
Management fees	113,191
Distribution and service fees	903,773
Deferred trustees’ fees	197,576
Other expenses	71,296
Total Liabilities	4,346,432
Net Assets	$2,006,369,110
Net Assets Consist of:
Paid in surplus	$1,940,549,976
Distributable earnings (Accumulated losses)	65,819,134
Net Assets	$2,006,369,110
Net Assets
Class B	$13,131,262
Class C	1,993,237,848
Capital Shares Outstanding*
Class B	1,541,673
Class C	235,044,350
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.52
Class C	8.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,464,749,192.
(b)	Identified cost of affiliated investments was $523,190,512.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$18,505,890
Dividends from Affiliated Underlying Portfolios	2,835,339
Total investment income	21,341,229
Expenses
Management fees	689,077
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class B	16,060
Distribution and service fees—Class C	5,493,279
Audit and tax services	17,443
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	17,599
Insurance	9,086
Miscellaneous	9,735
Total expenses	6,339,150
Net Investment Income	15,002,079
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	27,093,646
Affiliated investments	(228,993)
Capital gain distributions from Underlying Portfolios	13,518,017
Net realized gain (loss)	40,382,670
Net change in unrealized appreciation (depreciation) on:
Investments	53,145,654
Affiliated investments	(6,930,509)
Net change in unrealized appreciation (depreciation)	46,215,145
Net realized and unrealized gain (loss)	86,597,815
Net Increase (Decrease) in Net Assets From Operations	$101,599,894
See accompanying notes to financial statements.
BHFTI-78

Brighthouse Funds Trust I
American Funds Moderate Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$15,002,079	$42,712,251
Net realized gain (loss)	40,382,670	45,504,996
Net change in unrealized appreciation (depreciation)	46,215,145	155,623,459
Increase (decrease) in net assets from operations	101,599,894	243,840,706
From Distributions to Shareholders
Class B	(638,991)	(973,060)
Class C	(91,502,377)	(171,663,773)
Total distributions	(92,141,368)	(172,636,833)
Increase (decrease) in net assets from capital share transactions	(37,954,868)	(76,917,668)
Total increase (decrease) in net assets	(28,496,342)	(5,713,795)
Net Assets
Beginning of period	2,034,865,452	2,040,579,247
End of period	$2,006,369,110	$2,034,865,452

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	20,594	$179,120	181,461	$1,459,506
Reinvestments	74,999	638,991	121,785	973,060
Redemptions	(57,878)	(498,450)	(64,004)	(515,425)
Net increase (decrease)	37,715	$319,661	239,242	$1,917,141
Class C
Sales	1,684,961	$14,533,489	2,656,763	$21,852,685
Reinvestments	10,790,375	91,502,377	21,565,801	171,663,773
Redemptions	(16,743,612)	(144,310,395)	(33,274,986)	(272,351,267)
Net increase (decrease)	(4,268,276)	$(38,274,529)	(9,052,422)	$(78,834,809)
Increase (decrease) derived from capital shares transactions		$(37,954,868)		$(76,917,668)
See accompanying notes to financial statements.
BHFTI-79

Brighthouse Funds Trust I
American Funds Moderate Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.50	$8.22	$11.03	$10.57	$10.02	$9.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.21	0.18	0.14	0.13	0.20
Net realized and unrealized gain (loss)	0.38	0.83	(1.78)	0.89	1.10	1.29
Total income (loss) from investment operations	0.46	1.04	(1.60)	1.03	1.23	1.49
Less Distributions
Distributions from net investment income	(0.22)	(0.25)	(0.20)	(0.20)	(0.22)	(0.23)
Distributions from net realized capital gains	(0.22)	(0.51)	(1.01)	(0.37)	(0.46)	(0.57)
Total distributions	(0.44)	(0.76)	(1.21)	(0.57)	(0.68)	(0.80)
Net Asset Value, End of Period	$8.52	$8.50	$8.22	$11.03	$10.57	$10.02
Total Return (%) (b)	5.35 (c)	13.23	(14.41)	9.98	13.30	16.59
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33 (e)	0.33	0.33	0.32	0.33	0.33
Ratio of net investment income (loss) to average net assets (%) (f)	1.80 (e)	2.52	1.95	1.27	1.36	2.04
Portfolio turnover rate (%)	2 (c)	4	8	15	31	5
Net assets, end of period (in millions)	$13.1	$12.8	$10.4	$14.9	$15.5	$13.2

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.45	$8.17	$10.96	$10.51	$9.96	$9.28
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.17	0.16	0.10	0.10	0.16
Net realized and unrealized gain (loss)	0.38	0.84	(1.77)	0.89	1.10	1.29
Total income (loss) from investment operations	0.44	1.01	(1.61)	0.99	1.20	1.45
Less Distributions
Distributions from net investment income	(0.19)	(0.22)	(0.17)	(0.17)	(0.19)	(0.20)
Distributions from net realized capital gains	(0.22)	(0.51)	(1.01)	(0.37)	(0.46)	(0.57)
Total distributions	(0.41)	(0.73)	(1.18)	(0.54)	(0.65)	(0.77)
Net Asset Value, End of Period	$8.48	$8.45	$8.17	$10.96	$10.51	$9.96
Total Return (%) (b)	5.15 (c)	12.91	(14.63)	9.64	12.99	16.16
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.63 (e)	0.63	0.63	0.62	0.63	0.63
Ratio of net investment income (loss) to average net assets (%) (f)	1.49 (e)	2.11	1.73	0.97	1.01	1.69
Portfolio turnover rate (%)	2 (c)	4	8	15	31	5
Net assets, end of period (in millions)	$1,993.2	$2,022.1	$2,030.2	$2,633.9	$2,666.1	$2,587.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-80

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—86.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 86.7%
Communication Services Select Sector SPDR Fund	257,066	$22,020,274
Consumer Discretionary Select Sector SPDR Fund (a)	122,035	22,259,184
Consumer Staples Select Sector SPDR Fund (a)	137,500	10,529,750
Energy Select Sector SPDR Fund	81,470	7,425,990
Financial Select Sector SPDR Fund (a)	655,503	26,947,728
Health Care Select Sector SPDR Fund (a)	173,123	25,232,677
Industrial Select Sector SPDR Fund (a)	150,496	18,340,948
iShares Core MSCI EAFE ETF (a) (b)	13,347,168	969,538,283
iShares Core S&P 500 ETF (a) (b)	1,518,345	830,883,934
iShares Core U.S. Aggregate Bond ETF (a) (b)	7,334,351	711,945,452
iShares U.S. Real Estate ETF (a) (b)	953,009	83,617,010
Materials Select Sector SPDR Fund (a)	59,476	5,252,326
Technology Select Sector SPDR Fund (a)	284,792	64,428,494
Utilities Select Sector SPDR Fund (a)	81,104	5,526,427
Vanguard Total Bond Market ETF (a)	10,172,219	732,908,379
Total Mutual Funds (Cost $3,221,775,959)		3,536,856,856

Short-Term Investments—10.5%
Mutual Funds—4.5%
SSGA USD Liquidity Fund, D Shares, 5.326%, (c)	183,162,019	183,162,019

Repurchase Agreement—6.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $243,877,112; collateralized by U.S. Treasury Notes at 4.875%, maturing 04/30/26, with a market value of $248,666,734	243,790,769	243,790,769
Total Short-Term Investments (Cost $426,952,788)		426,952,788

Securities Lending Reinvestments (d)—11.3%
Certificates of Deposit—5.5%
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (e)	5,000,000	5,000,000
5.640%, SOFR + 0.300%, 03/04/25 (e)	6,000,000	6,000,029
5.890%, SOFR + 0.550%, 11/08/24 (e)	4,000,000	4,005,404
Bank of Nova Scotia
5.650%, SOFR + 0.310%, 03/19/25 (e)	5,000,000	4,999,979
5.680%, SOFR + 0.340%, 05/02/25 (e)	5,000,000	5,000,122
Barclays Bank PLC (NY)
5.510%, SOFR + 0.170%, 08/07/24 (e)	5,000,000	4,999,875
Canadian Imperial Bank of Commerce (NY)
5.700%, SOFR + 0.360%, 01/09/25 (e)	4,000,000	4,003,392
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,000,000	1,000,201
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (e)	10,000,000	10,002,820
Credit Agricole SA
5.570%, SOFR + 0.260%, 11/15/24 (e)	2,000,000	2,000,002
5.630%, SOFR + 0.320%, 02/18/25 (e)	2,000,000	2,000,005
Credit Industriel et Commercial
Zero Coupon, 11/18/24	5,000,000	4,894,200
5.515%, 10/17/24	6,000,000	6,000,270
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (e)	5,000,000	$5,000,330
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/11/24	10,000,000	9,888,000
Zero Coupon, 09/13/24	5,000,000	4,942,500
Zero Coupon, 10/23/24	3,000,000	2,947,860
5.570%, SOFR + 0.240%, 07/11/24 (e)	5,000,000	5,000,158
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (e)	4,000,000	4,000,204
5.570%, SOFR + 0.230%, 11/12/24 (e)	15,000,000	15,003,885
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (e)	8,000,000	8,000,018
5.550%, SOFR + 0.240%, 11/01/24 (e)	1,000,000	1,000,000
Nordea Bank Abp
5.490%, SOFR + 0.150%, 07/29/24 (e)	9,000,000	9,000,459
Oversea-Chinese Banking Corp. Ltd.
5.540%, SOFR + 0.200%, 10/22/24 (e)	6,000,000	6,000,066
Rabobank International
5.660%, SOFR + 0.320%, 02/07/25 (e)	5,000,000	5,000,041
Royal Bank of Canada
5.680%, SOFR + 0.340%, 04/22/25 (e)	5,000,000	5,005,370
5.680%, SOFR + 0.340%, 05/08/25 (e)	5,000,000	5,004,285
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (e)	5,000,000	5,003,860
Skandinaviska Enskilda Banken AB
5.640%, SOFR + 0.300%, 02/06/25 (e)	5,000,000	5,002,570
Standard Chartered Bank
5.570%, SOFR + 0.230%, 08/09/24 (e)	20,000,000	20,000,146
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.230%, 07/11/24 (e)	10,000,000	10,000,480
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (e)	10,000,000	10,007,590
Svenska Handelsbanken AB
5.640%, SOFR + 0.300%, 02/06/25 (e)	3,000,000	3,001,629
5.690%, SOFR + 0.350%, 01/17/25 (e)	4,000,000	4,005,732
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (e)	10,000,000	10,000,172
5.720%, SOFR + 0.380%, 01/08/25 (e)	8,000,000	8,000,252
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (e)	5,000,000	5,005,035
		225,726,941
Commercial Paper—0.7%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (e)	7,000,000	6,998,593
ING U.S. Funding LLC
5.570%, SOFR + 0.230%, 11/20/24 (e)	5,000,000	5,000,980
Macquarie Bank Ltd.
5.420%, 08/12/24	4,250,000	4,221,304
Natixis SA
5.640%, SOFR + 0.300%, 12/18/24 (e)	4,000,000	3,901,280
Old Line Funding LLC
5.480%, SOFR + 0.140%, 08/05/24 (e)	10,000,000	9,999,870
		30,122,027
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-81

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—3.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	$5,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $20,009; collateralized by various Common Stock with an aggregate market value of $22,303	20,000	20,000
Barclays Bank PLC
Repurchase Agreement dated 06/28/24 at 5.670%, due on 10/01/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,144,143	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $33,180,308; collateralized by various Common Stock with an aggregate market value of $36,300,022	33,000,000	33,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $30,904,958; collateralized by various Common Stock with an aggregate market value of $33,000,003	30,000,000	30,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $20,091,195; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, with a market value of $20,483,938	20,082,292	20,082,292
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $5,002,279; collateralized by various Common Stock with an aggregate market value of $5,577,503	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $5,002,288; collateralized by various Common Stock with an aggregate market value of $5,577,522	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,565,637	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $1,100,500; collateralized by various Common Stock with an aggregate market value of $1,225,156	1,100,000	1,100,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $5,003,792; collateralized by various Common Stock with an aggregate market value of $5,565,637	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $9,984,507; collateralized by various Common Stock with an aggregate market value of $10,982,959	9,980,000	$9,980,000
		129,182,292

Mutual Funds—1.9%
Allspring Government Money Market Fund, Select Class, 5.250% (c)	7,298,403	7,298,403
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (c)	24,582,707	24,582,707
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (c)	27,274,017	27,274,017
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (c)	16,985,794	16,985,794
		76,140,921
Total Securities Lending Reinvestments (Cost $461,228,522)		461,172,181
Total Investments—108.5% (Cost $4,109,957,269)		4,424,981,825
Other assets and liabilities (net)—(8.5)%		(348,424,550)
Net Assets—100.0%		$4,076,557,275

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $466,926,121 and the collateral received consisted of cash in the amount of $460,994,063 and non-cash collateral with a value of $18,040,848. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Consolidated Statement of Assets and Liabilities.

(b)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-82

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the six months ended June 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
iShares Core MSCI EAFE ETF	$1,079,222,958	$—	$(144,794,857)	$37,152,582	$(2,042,400)	$969,538,283
iShares Core S&P 500 ETF	442,767,787	482,748,298	(142,348,992)	48,408,342	(691,501)	830,883,934
iShares Core U.S. Aggregate Bond ETF	561,100,843	231,328,349	(66,207,030)	(11,406,542)	(2,870,168)	711,945,452
iShares U.S. Real Estate ETF	93,981,729	—	(6,537,338)	454,665	(4,282,046)	83,617,010
	$2,177,073,317	$714,076,647	$(359,888,217)	$74,609,047	$(9,886,115)	$2,595,984,679

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
iShares Core MSCI EAFE ETF	$20,090,820	13,347,168
iShares Core S&P 500 ETF	2,194,275	1,518,345
iShares Core U.S. Aggregate Bond ETF	8,390,448	7,334,351
iShares U.S. Real Estate ETF	907,397	953,009
	$31,582,940
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$714,076,646	$0	$1,103,825,822
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Mutual Funds	$(460,994,063)	$—	$—	$—	$(460,994,063)
Gross amount of recognized liabilities for securities lending transactions					$(460,994,063)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	189,152,877	JPMC	09/18/24	USD	125,421,598	$1,015,073
CAD	57,864,550	UBSA	09/18/24	USD	42,208,369	166,119
EUR	77,761,495	UBSA	09/18/24	USD	83,574,400	14,896

Contracts to Deliver
AUD	6,550,000	JPMC	09/18/24	USD	4,342,703	(35,556)
EUR	1,106,875	JPMC	09/18/24	USD	1,189,554	(275)
GBP	4,314,000	GSI	09/18/24	USD	5,473,172	16,738
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-83

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	534,016,801	GSI	09/18/24	USD	3,442,691	$84,206
Net Unrealized Appreciation						$1,261,201
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/20/24	838	EUR	41,279,880	$198,551
MSCI EAFE Index Mini Futures	09/20/24	513	USD	60,103,080	114,606
Russell 2000 Index E-Mini Futures	09/20/24	1,310	USD	135,257,500	153,702
S&P 500 Index E-Mini Future	09/20/24	76	USD	20,981,700	70,600

Futures Contracts—Short
U.S. Treasury Long Bond Futures	09/19/24	(731)	USD	(86,486,437)	(1,289,387)
U.S. Treasury Ultra Long Bond Futures	09/19/24	(960)	USD	(120,330,000)	(2,489,633)
Net Unrealized Depreciation					$(3,241,561)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.740%	Annually	01/20/34	USD	555,000,000	$(8,441,476)	$(42,157)	$(8,399,319)
Pay	12M SOFR	Annually	3.827%	Annually	02/14/34	USD	467,000,000	(3,899,412)	187,683	(4,087,095)
Pay	12M SOFR	Annually	4.136%	Annually	04/12/34	USD	240,000,000	3,966,275	(49,341)	4,015,616
Totals								$(8,374,613)	$96,185	$(8,470,798)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M SOFR	Quarterly	10/04/24	JPMC	Russell 1000 Value Index	USD	85,933,109	$(103,298)	$—	$(103,298)
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	156,565,528	2,234,066	—	2,234,066
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	5,120,111	(34,717)	—	(34,717)
Totals								$2,096,051	$—	$2,096,051

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-84

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	OTC swap contracts at market value (a)	$2,234,066	OTC swap contracts at market value (a)	$34,717
Equity			OTC swap contracts at market value (b)	103,298
	Unrealized appreciation on futures contracts (c) (d)	537,459
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,297,032	Unrealized depreciation on forward foreign currency exchange contracts	35,831
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (d) (e)	4,015,616	Unrealized depreciation on centrally cleared swap contracts (d) (e)	12,486,414
			Unrealized depreciation on futures contracts (c) (d)	3,779,020
Total		$8,084,173		$16,439,280

(a)	Excludes OTC swap interest payable of $732,903.
(b)	Excludes OTC swap interest payable of $1,162,830.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(d)	Financial instrument not subject to a master netting agreement.
(e)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$100,944	$—	$—	$100,944
JPMorgan Chase Bank NA	3,249,139	(173,846)	(2,000,000)	1,075,293
UBS AG	181,015	—	—	181,015
	$3,531,098	$(173,846)	$(2,000,000)	$1,357,252
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
JPMorgan Chase Bank NA	$173,846	$(173,846)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(3,521,307)	$(3,521,307)
Futures contracts	6,192,432	16,897,683	—	—	23,090,115
Swap contracts	(60,879,110)	11,883,282	6,124,274	—	(42,871,554)
	$(54,686,678)	$28,780,965	$6,124,274	$(3,521,307)	$(23,302,746)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-85

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(1,707,993)	$(1,707,993)
Futures contracts	8,541,349	(6,107,005)	—	—	2,434,344
Swap contracts	1,746,829	(8,502,405)	7,138,455	—	382,879
	$10,288,178	$(14,609,410)	$7,138,455	$(1,707,993)	$1,109,230
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$259,336,012
Futures contracts long	203,176,501
Futures contracts short	(286,773,448)
Swap contracts	1,507,794,292

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$3,536,856,856	$—	$—	$3,536,856,856
Short-Term Investments
Mutual Funds	183,162,019	—	—	183,162,019
Repurchase Agreement	—	243,790,769	—	243,790,769
Total Short-Term Investments	183,162,019	243,790,769	—	426,952,788
Securities Lending Reinvestments
Certificates of Deposit	—	225,726,941	—	225,726,941
Commercial Paper	—	30,122,027	—	30,122,027
Repurchase Agreements	—	129,182,292	—	129,182,292
Mutual Funds	76,140,921	—	—	76,140,921
Total Securities Lending Reinvestments	76,140,921	385,031,260	—	461,172,181
Total Investments	$3,796,159,796	$628,822,029	$—	$4,424,981,825
Collateral for Securities Loaned (Liability)	$—	$(460,994,063)	$—	$(460,994,063)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,297,032	$—	$1,297,032
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(35,831)	—	(35,831)
Total Forward Contracts	$—	$1,261,201	$—	$1,261,201
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$537,459	$—	$—	$537,459
Futures Contracts (Unrealized Depreciation)	(3,779,020)	—	—	(3,779,020)
Total Futures Contracts	$(3,241,561)	$—	$—	$(3,241,561)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,015,616	$—	$4,015,616
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(12,486,414)	—	(12,486,414)
Total Centrally Cleared Swap Contracts	$—	$(8,470,798)	$—	$(8,470,798)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,234,066	$—	$2,234,066
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-86

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts at Value (Liabilities)	$—	$(138,015)	$—	$(138,015)
Total OTC Swap Contracts	$—	$2,096,051	$—	$2,096,051

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$4,431,650,050
Gross unrealized appreciation	482,962,338
Gross unrealized (depreciation)	(497,889,485)
Net unrealized appreciation (depreciation)	$(14,927,147)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-87

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,828,997,146
Affiliated investments at value (c) (d)	2,595,984,679
Cash denominated in foreign currencies (e)	13,163,596
Cash collateral (f)	90,707,121
OTC swap contracts at market value	2,234,066
Unrealized appreciation on forward foreign currency exchange contracts	1,297,032
Receivable for:
Affiliated investments sold	16,418,939
Fund shares sold	106
Interest	643,257
Variation margin on futures contracts	1,806,114
Prepaid expenses	31,523
Total Assets	4,551,283,579
Liabilities
OTC swap contracts at market value	138,015
Cash collateral for OTC swap contracts	2,000,000
Unrealized depreciation on forward foreign currency exchange contracts	35,831
Collateral for securities loaned	460,994,063
Payable for:
Fund shares redeemed	1,833,401
Variation margin on centrally cleared swap contracts	4,538,029
Interest on OTC swap contracts	1,895,733
Accrued Expenses:
Management fees	1,995,374
Distribution and service fees	839,924
Deferred trustees’ fees	184,269
Other expenses	271,665
Total Liabilities	474,726,304
Net Assets	$4,076,557,275
Net Assets Consist of:
Paid in surplus	$3,888,238,434
Distributable earnings (Accumulated losses)	188,318,841
Net Assets	$4,076,557,275
Net Assets
Class B	$4,076,557,275
Capital Shares Outstanding*
Class B	444,142,411
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.18

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,865,661,042.
(b)	Includes securities loaned at value $47,074,277
(c)	Identified cost of affiliated investments was $2,244,296,227.
(d)	Includes securities loaned at value of $419,851,844.
(e)	Identified cost of cash denominated in foreign currencies was $13,191,680.
(f)	Includes collateral of $22,028,121 for futures contracts and $68,679,000 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$16,559,915
Dividends from affiliated investments	31,582,940
Interest	8,741,068
Securities lending income	1,191,330
Total investment income	58,075,253
Expenses
Management fees	13,633,253
Administration fees	97,698
Custodian and accounting fees	114,080
Distribution and service fees—Class B	5,128,805
Audit and tax services	36,447
Legal	27,374
Trustees’ fees and expenses	35,664
Shareholder reporting	49,662
Insurance	19,020
Miscellaneous	19,283
Total expenses	19,161,286
Less management fee waiver	(1,454,800)
Net expenses	17,706,486
Net Investment Income	40,368,767
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	272,093,198
Affiliated investments	74,609,047
Futures contracts	23,090,115
Swap contracts	(42,871,554)
Foreign currency transactions	(500,678)
Forward foreign currency transactions	(3,521,307)
Net realized gain (loss)	322,898,821
Net change in unrealized appreciation (depreciation) on:
Investments	(214,276,526)
Affiliated investments	(9,886,115)
Futures contracts	2,434,344
Swap contracts	382,879
Foreign currency transactions	(182,892)
Forward foreign currency transactions	(1,707,993)
Net change in unrealized appreciation (depreciation)	(223,236,303)
Net realized and unrealized gain (loss)	99,662,518
Net Increase (Decrease) in Net Assets From Operations	$140,031,285
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-88

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$40,368,767	$87,850,630
Net realized gain (loss)	322,898,821	14,293,723
Net change in unrealized appreciation (depreciation)	(223,236,303)	423,597,751
Increase (decrease) in net assets from operations	140,031,285	525,742,104
From Distributions to Shareholders
Class B	(61,692,430)	(136,026,847)
Total distributions	(61,692,430)	(136,026,847)
Increase (decrease) in net assets from capital share transactions	(217,086,703)	(436,695,315)
Total increase (decrease) in net assets	(138,747,848)	(46,980,058)
Net Assets
Beginning of period	4,215,305,123	4,262,285,181
End of period	$4,076,557,275	$4,215,305,123

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	268,481	$2,476,613	1,187,731	$10,096,280
Reinvestments	6,691,153	61,692,430	15,928,202	136,026,847
Redemptions	(30,928,328)	(281,255,746)	(68,455,170)	(582,818,442)
Net increase (decrease)	(23,968,694)	$(217,086,703)	(51,339,237)	$(436,695,315)
Increase (decrease) derived from capital shares transactions		$(217,086,703)		$(436,695,315)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-89

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.00	$8.21	$10.79	$10.36	$11.10	$9.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.18	0.11	0.10	0.09	0.18
Net realized and unrealized gain (loss)	0.23	0.89	(2.12)	0.90	0.25	1.72
Total income (loss) from investment operations	0.32	1.07	(2.01)	1.00	0.34	1.90
Less Distributions
Distributions from net investment income	(0.14)	(0.28)	(0.22)	(0.15)	(0.17)	(0.02)
Distributions from net realized capital gains	0.00	0.00	(0.35)	(0.42)	(0.91)	0.00
Total distributions	(0.14)	(0.28)	(0.57)	(0.57)	(1.08)	(0.02)
Net Asset Value, End of Period	$9.18	$9.00	$8.21	$10.79	$10.36	$11.10
Total Return (%) (b)	3.55 (c)	13.18 (d)	(18.79) (d)	9.79	4.31	20.63
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (e)	0.93 (f)	0.93	0.93	0.93	0.93	0.92
Net ratio of expenses to average net assets (%) (e) (g)	0.86 (f)	0.88	0.87	0.86	0.88	0.88
Ratio of net investment income (loss) to average net assets (%)	1.97 (f)	2.08	1.19	0.94	0.90	1.71
Portfolio turnover rate (%)	19 (c)	6	11	11	42	36
Net assets, end of period (in millions)	$4,076.6	$4,215.3	$4,262.3	$5,938.3	$6,151.5	$6,647.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Consolidated Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-90

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—85.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 1.5%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	1,057,000	$1,009,419
7.500%, 06/01/29 (144A) (a)	1,933,000	1,615,254
7.750%, 04/15/28 (144A)	490,000	428,752
7.875%, 04/01/30 (144A)	2,215,000	2,229,499
9.000%, 09/15/28 (144A) (a)	3,574,000	3,741,821
CMG Media Corp.
8.875%, 12/15/27 (144A)	861,000	491,061
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A)	1,847,000	1,772,704
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	1,137,000	1,036,739
4.625%, 03/15/30 (144A) (a)	345,000	310,653
5.000%, 08/15/27 (144A)	224,000	216,836
7.375%, 02/15/31 (144A)	799,000	831,526
Stagwell Global LLC
5.625%, 08/15/29 (144A)	275,000	253,995
Summer BC Holdco B SARL
5.750%, 10/31/26 (EUR)	100,000	105,890
		14,044,149
Aerospace/Defense — 3.6%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A)	734,000	748,228
Boeing Co.
6.528%, 05/01/34 (144A)	1,260,000	1,290,113
6.858%, 05/01/54 (144A) (a)	1,420,000	1,457,164
7.008%, 05/01/64 (144A)	915,000	936,841
Bombardier, Inc.
6.000%, 02/15/28 (144A) (a)	951,000	940,060
7.000%, 06/01/32 (144A)	679,000	688,432
7.250%, 07/01/31 (144A) (a)	399,000	409,661
7.450%, 05/01/34 (144A) (a)	374,000	420,092
8.750%, 11/15/30 (144A) (a)	1,255,000	1,356,383
Embraer Netherlands Finance BV
7.000%, 07/28/30 (144A)	1,071,000	1,117,614
F-Brasile SpA/F-Brasile U.S. LLC
7.375%, 08/15/26 (144A)	1,800,000	1,782,000
Spirit AeroSystems, Inc.
9.375%, 11/30/29 (144A)	1,146,000	1,233,826
9.750%, 11/15/30 (144A)	1,527,000	1,684,458
TransDigm, Inc.
6.375%, 03/01/29 (144A) (a)	5,768,000	5,797,088
6.625%, 03/01/32 (144A)	6,917,000	6,986,581
6.750%, 08/15/28 (144A)	2,777,000	2,810,946
7.125%, 12/01/31 (144A)	2,255,000	2,323,500
Triumph Group, Inc.
9.000%, 03/15/28 (144A) (a)	2,612,000	2,738,002
		34,720,989
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	538,000	528,997
Tereos Finance Groupe I SA
4.750%, 04/30/27 (EUR)	100,000	106,292
		635,289
Security Description	Principal Amount*	Value
Airlines — 0.4%
Air Canada
3.875%, 08/15/26 (144A) (a)	776,000	$738,125
Air France-KLM
4.625%, 05/23/29 (EUR)	100,000	105,468
American Airlines, Inc.
8.500%, 05/15/29 (144A) (a)	1,285,000	1,335,073
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	20,659	20,099
Finnair OYJ
4.750%, 05/24/29 (EUR)	100,000	105,390
International Consolidated Airlines Group SA
3.750%, 03/25/29 (EUR)	100,000	105,208
United Airlines, Inc.
4.625%, 04/15/29 (144A)	1,743,000	1,623,273
		4,032,636
Apparel — 0.1%
Crocs, Inc.
4.125%, 08/15/31 (144A)	165,000	143,663
Hanesbrands, Inc.
4.875%, 05/15/26 (144A)	320,000	313,057
9.000%, 02/15/31 (144A) (a)	41,000	42,958
Kontoor Brands, Inc.
4.125%, 11/15/29 (144A)	269,000	243,512
Levi Strauss & Co.
3.500%, 03/01/31 (144A)	726,000	628,041
		1,371,231
Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	400,000	394,124
10.375%, 03/31/29 (GBP)	100,000	125,152
Ford Motor Credit Co. LLC
7.200%, 06/10/30	384,000	403,935
General Motors Financial Co., Inc.
5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	253,454
RCI Banque SA
2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	300,000	315,669
5.500%, 5Y EUR Swap + 2.750%, 10/09/34 (EUR) (b)	100,000	106,834
Volkswagen International Finance NV
3.875%, 9Y EUR Swap + 3.958%, 06/17/29 (EUR) (b)	100,000	99,679
Wabash National Corp.
4.500%, 10/15/28 (144A)	546,000	491,303
		2,190,150
Auto Parts & Equipment — 1.1%
Clarios Global LP/Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	937,000	998,463
6.750%, 05/15/28 (144A)	679,000	687,184
8.500%, 05/15/27 (144A)	4,993,000	5,021,166
Dana Financing Luxembourg SARL
8.500%, 07/15/31 (EUR)	100,000	116,587
Forvia SE
2.750%, 02/15/27 (EUR)	100,000	102,184
3.750%, 06/15/28 (EUR)	100,000	103,080
5.500%, 06/15/31 (EUR)	100,000	107,898
See accompanying notes to financial statements.
BHFTI-91

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750%, 05/31/32 (144A) (a)	1,301,000	$1,318,462
Goodyear Tire & Rubber Co.
5.000%, 07/15/29 (a)	234,000	217,806
5.625%, 04/30/33	12,000	10,847
IHO Verwaltungs GmbH
3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	106,130
Mahle GmbH
6.500%, 05/02/31 (EUR)	100,000	108,996
Phinia, Inc.
6.750%, 04/15/29 (144A)	407,000	413,040
Schaeffler AG
4.500%, 08/14/26 (EUR)	100,000	107,791
4.750%, 08/14/29 (EUR)	100,000	107,791
Tenneco, Inc.
8.000%, 11/17/28 (144A)	413,000	375,973
ZF Europe Finance BV
6.125%, 03/13/29 (EUR)	100,000	113,151
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	99,930
3.750%, 09/21/28 (EUR)	100,000	103,620
5.750%, 08/03/26 (EUR)	100,000	109,772
		10,329,871
Banks — 2.5%
AIB Group PLC
5.250%, 5Y EUR Swap + 5.702%, 10/09/24 (EUR) (b)	200,000	213,387
Alpha Bank SA
5.000%, 1Y EUR Swap + 2.432%, 05/12/30 (EUR) (b)	100,000	107,365
Banca Monte dei Paschi di Siena SpA
4.750%, 3M EURIBOR + 2.047%, 03/15/29 (EUR) (b)	100,000	107,277
Banco BPM SpA
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	205,087
Banco de Credito Social Cooperativo SA
7.500%, 1Y EUR Swap + 4.269%, 09/14/29 (EUR) (b)	100,000	118,605
Banco de Sabadell SA
6.000%, 5Y EUR Swap + 3.150%, 08/16/33 (EUR) (b)	100,000	111,214
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	400,000	119,946
4.750%, 01/15/18 (EUR) (d)	1,000,000	299,866
Banco Santander SA
6.921%, 08/08/33	600,000	626,388
Bank of Cyprus PCL
2.500%, 1Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	102,812
Bank of Ireland Group PLC
7.500%, 5Y EUR Swap + 7.924%, 05/19/25 (EUR) (b)	200,000	217,671
Barclays PLC
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	495,000	502,593
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (b)	2,645,000	2,867,423
Citigroup, Inc.
7.125%, 5Y H15 + 2.693%, 08/15/29 (b)	1,950,000	1,945,638
7.625%, 5Y H15 + 3.211%, 11/15/28 (b)	894,000	930,815
Commerzbank AG
6.125%, 5Y EUR Swap + 6.363%, 10/09/25 (EUR) (b)	200,000	212,182
6.750%, 5Y EUR Swap + 3.700%, 10/05/33 (EUR) (b)	100,000	115,198
7.875%, 5Y EUR Swap + 5.129%, 10/09/31 (EUR) (b)	200,000	213,597
Security Description	Principal Amount*	Value
Banks—(Continued)
Deutsche Bank AG
4.500%, 5Y EUR Swap + 4.552%, 11/30/26 (EUR) (b)	200,000	$191,165
Eurobank SA
4.875%, 5Y EUR Swap + 2.165%, 04/30/31 (EUR) (b)	100,000	107,451
First-Citizens Bank & Trust Co.
6.000%, 04/01/36	1,604,000	1,561,206
Freedom Mortgage Corp.
12.250%, 10/01/30 (144A)	284,000	305,507
HSBC Holdings PLC
4.750%, 5Y EUR Swap + 3.844%, 07/04/29 (EUR) (b)	200,000	200,535
ING Groep NV
8.000%, 5Y USD SOFR ICE Swap + 4.360%, 05/16/30 (b)	200,000	203,875
Intesa Sanpaolo SpA
4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	351,112
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	227,911
5.148%, 06/10/30 (GBP)	100,000	116,632
5.710%, 01/15/26 (144A)	300,000	297,148
KBC Group NV
8.000%, 5Y EUR Swap + 4.928%, 09/05/28 (EUR) (b)	200,000	227,041
Lloyds Banking Group PLC
5.125%, 5Y UKG + 4.607%, 12/27/24 (GBP) (b)	200,000	249,344
8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	640,000	654,210
National Bank of Greece SA
5.875%, 5Y EUR Swap + 3.154%, 06/28/35 (EUR) (b)	125,000	135,074
NatWest Group PLC
8.125%, 5Y H15 + 3.752%, 11/10/33 (b)	590,000	596,104
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (b)	780,000	776,965
6.250%, 7Y H15 + 2.808%, 03/15/30 (a) (b)	761,000	741,572
Societe Generale SA
7.875%, 5Y EUR Swap + 5.228%, 01/18/29 (EUR) (b)	100,000	108,969
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (b)	719,000	723,286
Toronto-Dominion Bank
7.250%, 5Y H15 + 2.977%, 07/31/84 (b)	1,085,000	1,082,287
UBS Group AG
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	1,295,000	1,320,961
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	1,245,000	1,339,499
9.250%, 5Y H15 + 4.758% (144A) (b)	1,404,000	1,572,328
Wells Fargo & Co.
7.625%, 5Y H15 + 3.606%, 09/15/28 (a) (b)	1,211,000	1,289,600
		23,396,846
Biotechnology — 0.0%
Cidron Aida Finco SARL
6.250%, 04/01/28 (GBP)	100,000	116,992
Building Materials — 1.7%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A)	525,000	519,756
Camelot Return Merger Sub, Inc.
8.750%, 08/01/28 (144A) (a)	705,000	691,180
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	100,000	111,111
6.375%, 12/15/30 (144A) (EUR)	415,000	461,111
See accompanying notes to financial statements.
BHFTI-92

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625%, 12/15/30 (144A)	5,716,000	$5,760,596
6.750%, 07/15/31 (144A)	604,000	611,550
HT Troplast GmbH
9.375%, 07/15/28 (EUR)	100,000	104,889
Masterbrand, Inc.
7.000%, 07/15/32 (144A)	379,000	383,283
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	209,595
9.750%, 07/15/28 (144A)	311,000	316,179
Owens Corning
3.500%, 02/15/30 (144A)	574,000	522,993
PCF GmbH
4.750%, 04/15/26 (EUR)	100,000	90,549
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28 (144A) (a)	1,523,000	1,487,919
8.875%, 11/15/31 (144A)	2,034,000	2,157,924
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	222,000	224,544
3.375%, 01/15/31 (144A)	461,000	388,406
4.375%, 07/15/30 (144A)	480,000	433,688
5.000%, 02/15/27 (144A)	232,000	225,519
Summit Materials LLC/Summit Materials Finance Corp.
7.250%, 01/15/31 (144A)	1,149,000	1,189,966
		15,890,758
Chemicals — 2.2%
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/31 (144A)	447,000	464,185
Axalta Coating Systems LLC
3.375%, 02/15/29 (144A)	520,000	465,235
Chemours Co.
4.000%, 05/15/26 (EUR)	100,000	103,614
4.625%, 11/15/29 (144A)	416,000	358,176
5.375%, 05/15/27	642,000	609,399
5.750%, 11/15/28 (144A)	1,123,000	1,036,806
Element Solutions, Inc.
3.875%, 09/01/28 (144A)	3,233,000	2,971,159
FIS Fabbrica Italiana Sintetici SpA
5.625%, 08/01/27 (EUR)	167,000	175,052
HB Fuller Co.
4.250%, 10/15/28	257,000	242,229
Herens Holdco SARL
4.750%, 05/15/28 (144A)	1,220,000	1,058,277
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000%, 07/01/28 (144A)	933,000	940,388
INEOS Finance PLC
6.375%, 04/15/29 (EUR)	100,000	110,174
INEOS Quattro Finance 2 PLC
2.500%, 01/15/26 (EUR)	100,000	103,743
8.500%, 03/15/29 (EUR)	100,000	113,387
Ingevity Corp.
3.875%, 11/01/28 (144A)	191,000	173,294
Kobe U.S. Midco 2, Inc.
9.250%, 10.000% PIK, 11/01/26 (144A) (c)	793,800	649,313
Security Description	Principal Amount*	Value
Chemicals—(Continued)
LSF11 A5 HoldCo LLC
6.625%, 10/15/29 (144A)	367,000	$347,347
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	365,000	346,425
Nobian Finance BV
3.625%, 07/15/26 (EUR)	100,000	105,225
Olympus Water U.S. Holding Corp.
5.375%, 10/01/29 (EUR)	100,000	96,826
7.250%, 06/15/31 (144A)	1,596,000	1,586,440
9.625%, 11/15/28 (EUR)	123,000	141,129
9.750%, 11/15/28 (144A)	2,293,000	2,425,927
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, 07/15/28 (EUR)	100,000	115,732
SK Invictus Intermediate II SARL
5.000%, 10/30/29 (144A) (a)	1,639,000	1,484,300
WR Grace Holdings LLC
4.875%, 06/15/27 (144A)	333,000	321,122
5.625%, 08/15/29 (144A)	3,468,000	3,196,440
7.375%, 03/01/31 (144A)	1,023,000	1,036,774
		20,778,118
Commercial Services — 4.1%
ADT Security Corp.
4.125%, 08/01/29 (144A) (a)	75,000	69,167
4.875%, 07/15/32 (144A)	627,000	575,775
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.125%, 10/15/26 (144A) (a)	481,000	474,809
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A)	3,088,000	3,096,035
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	4,218,000	3,692,375
6.625%, 07/15/26 (144A)	76,000	75,770
9.750%, 07/15/27 (144A) (a)	160,000	159,023
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/28 (144A)	5,263,000	4,797,694
4.875%, 06/01/28 (GBP)	200,000	227,222
APi Group DE, Inc.
4.125%, 07/15/29 (144A)	352,000	320,320
4.750%, 10/15/29 (144A)	276,000	257,517
APX Group, Inc.
5.750%, 07/15/29 (144A) (a)	718,000	688,871
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (EUR)	200,000	199,218
6.125%, 11/30/28 (GBP)	100,000	115,286
Block, Inc.
2.750%, 06/01/26 (a)	633,000	597,930
3.500%, 06/01/31	185,000	159,591
6.500%, 05/15/32 (144A)	4,215,000	4,271,439
Boels Topholding BV
5.750%, 05/15/30 (EUR)	100,000	108,487
6.250%, 02/15/29 (EUR)	100,000	111,359
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A)	2,319,000	2,417,910
Brink's Co.
6.500%, 06/15/29 (144A)	421,000	425,413
See accompanying notes to financial statements.
BHFTI-93

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Brink's Co.
6.750%, 06/15/32 (144A)	634,000	$638,653
Champions Financing, Inc.
8.750%, 02/15/29 (144A)	924,000	947,538
Garda World Security Corp.
4.625%, 02/15/27 (144A) (a)	653,000	623,981
6.000%, 06/01/29 (144A) (a)	290,000	264,575
7.750%, 02/15/28 (144A)	1,413,000	1,439,122
9.500%, 11/01/27 (144A)	491,000	493,272
Herc Holdings, Inc.
5.500%, 07/15/27 (144A) (a)	1,025,000	1,008,960
6.625%, 06/15/29 (144A)	739,000	749,363
La Financiere Atalian SASU
8.500%, 06/30/28 (EUR)	147,660	91,999
Loxam SAS
6.375%, 05/15/28 (EUR)	100,000	110,058
6.375%, 05/31/29 (EUR)	100,000	110,332
Mavis Tire Express Services Topco Corp.
6.500%, 05/15/29 (144A) (a)	330,000	307,655
NESCO Holdings II, Inc.
5.500%, 04/15/29 (144A) (a)	360,000	333,442
Pachelbel Bidco SpA
7.125%, 05/17/31 (EUR)	100,000	110,576
8.066%, 3M EURIBOR + 4.250%, 05/17/31 (EUR) (b)	100,000	108,583
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, 01/15/28 (144A) (a)	944,000	930,239
Q-Park Holding I BV
5.125%, 03/01/29 (EUR)	100,000	107,423
5.125%, 02/15/30 (EUR)	100,000	106,827
Service Corp. International
4.000%, 05/15/31 (a)	814,000	724,929
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.625%, 11/01/26 (144A)	508,000	491,875
Sotheby's
7.375%, 10/15/27 (144A)	2,521,000	2,105,175
Sotheby's/Bidfair Holdings, Inc.
5.875%, 06/01/29 (144A)	822,000	611,713
Techem Verwaltungsgesellschaft 674 GmbH
6.000%, 07/30/26 (EUR)	87,920	94,064
Techem Verwaltungsgesellschaft 675 GmbH
5.375%, 07/15/29 (EUR)	100,000	107,979
United Rentals North America, Inc.
6.125%, 03/15/34 (144A)	471,000	469,282
Verisure Holding AB
3.875%, 07/15/26 (EUR)	100,000	105,756
9.250%, 10/15/27 (EUR)	100,000	113,253
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	1,626,000	1,679,320
Williams Scotsman, Inc.
4.625%, 08/15/28 (144A)	251,000	237,340
6.625%, 06/15/29 (144A)	519,000	523,107
7.375%, 10/01/31 (144A)	399,000	410,614
		38,998,216
Security Description	Principal Amount*	Value
Computers — 0.9%
Atos SE
1.750%, 05/07/25 (EUR) †	100,000	$12,787
Banff Merger Sub, Inc.
8.375%, 09/01/26 (EUR)	100,000	106,833
CA Magnum Holdings
5.375%, 10/31/26 (144A)	1,661,000	1,580,781
Fortress Intermediate 3, Inc.
7.500%, 06/01/31 (144A)	1,557,000	1,595,224
Insight Enterprises, Inc.
6.625%, 05/15/32 (144A)	424,000	430,557
KBR, Inc.
4.750%, 09/30/28 (144A) (a)	515,000	478,950
McAfee Corp.
7.375%, 02/15/30 (144A) (a)	1,753,000	1,619,514
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	693,000	748,954
Science Applications International Corp.
4.875%, 04/01/28 (144A)	344,000	328,286
Seagate HDD Cayman
8.250%, 12/15/29	566,000	607,035
8.500%, 07/15/31	854,000	919,778
		8,428,699
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750%, 01/15/29 (144A)	45,000	42,769
6.625%, 07/15/30 (144A)	312,000	316,617
Prestige Brands, Inc.
3.750%, 04/01/31 (144A) (a)	590,000	513,514
		872,900
Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	97,000	86,765
BCPE Empire Holdings, Inc.
7.625%, 05/01/27 (144A)	1,275,000	1,235,478
Dealer Tire LLC/DT Issuer LLC
8.000%, 02/01/28 (144A) (a)	392,000	378,268
Gates Corp.
6.875%, 07/01/29 (144A)	803,000	817,004
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A)	98,000	88,422
Resideo Funding, Inc.
4.000%, 09/01/29 (144A) (a)	159,000	140,138
Velocity Vehicle Group LLC
8.000%, 06/01/29 (144A)	347,000	356,907
		3,102,982
Diversified Financial Services — 2.7%
AG TTMT Escrow Issuer LLC
8.625%, 09/30/27 (144A)	104,000	107,825
Aretec Group, Inc.
10.000%, 08/15/30 (144A)	240,000	261,021
Bread Financial Holdings, Inc.
9.750%, 03/15/29 (144A) (a)	378,000	397,095
See accompanying notes to financial statements.
BHFTI-94

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Enact Holdings, Inc.
6.250%, 05/28/29	362,000	$362,107
Freedom Mortgage Holdings LLC
9.125%, 05/15/31 (144A)	730,000	710,363
9.250%, 02/01/29 (144A)	1,053,000	1,052,320
GGAM Finance Ltd.
6.875%, 04/15/29 (144A)	701,000	713,267
8.000%, 02/15/27 (144A)	426,000	440,025
8.000%, 06/15/28 (144A) (a)	463,000	487,653
Global Aircraft Leasing Co. Ltd.
6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	789,856	760,368
Intrum AB
3.000%, 09/15/27 (EUR)	126,000	86,907
9.250%, 03/15/28 (EUR)	114,000	80,920
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000%, 08/15/28 (144A) (a)	880,000	811,773
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	14,940
4.750%, 01/16/14 (EUR) (d)	2,140,000	7,105
5.375%, 10/17/12 (EUR) (d)	350,000	1,162
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A)	150,000	152,537
6.500%, 03/26/31 (144A)	390,000	401,042
8.125%, 03/30/29 (144A)	625,000	660,747
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A)	485,000	458,655
Nationstar Mortgage Holdings, Inc.
5.000%, 02/01/26 (144A)	3,691,000	3,612,615
5.125%, 12/15/30 (144A) (a)	571,000	523,602
5.750%, 11/15/31 (144A) (a)	565,000	531,053
7.125%, 02/01/32 (144A)	2,015,000	2,026,774
Navient Corp.
5.500%, 03/15/29 (a)	573,000	523,160
9.375%, 07/25/30 (a)	892,000	937,915
OneMain Finance Corp.
3.500%, 01/15/27	306,000	286,706
4.000%, 09/15/30	437,000	375,052
5.375%, 11/15/29 (a)	665,000	623,674
7.500%, 05/15/31	286,000	289,396
7.875%, 03/15/30	1,049,000	1,081,578
9.000%, 01/15/29	1,181,000	1,245,981
PennyMac Financial Services, Inc.
7.125%, 11/15/30 (144A)	740,000	737,720
7.875%, 12/15/29 (144A)	760,000	783,699
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A) (a)	2,546,000	2,377,676
3.875%, 03/01/31 (144A) (a)	851,000	741,632
4.000%, 10/15/33 (144A) (a)	220,000	185,391
SLM Corp.
3.125%, 11/02/26 (a)	481,000	448,037
		25,299,493
Electric — 1.8%
A2A SpA
5.000%, 5Y EUR Swap + 2.258%, 06/11/29 (EUR) (b)	100,000	106,158
Security Description	Principal Amount*	Value
Electric—(Continued)
AES Corp.
7.600%, 5Y H15 + 3.201%, 01/15/55 (b)	770,000	$779,520
Calpine Corp.
4.625%, 02/01/29 (144A)	54,000	50,101
5.000%, 02/01/31 (144A) (a)	179,000	167,060
5.125%, 03/15/28 (144A) (a)	1,323,000	1,272,393
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A) (a)	834,000	709,075
4.750%, 03/15/28 (144A)	255,000	243,659
Dominion Energy, Inc.
6.875%, 5Y H15 + 2.386%, 02/01/55 (b)	792,000	808,512
7.000%, 5Y H15 + 2.511%, 06/01/54 (b)	455,000	473,411
Edison International
5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	701,000	666,792
5.375%, 5Y H15 + 4.698%, 03/15/26 (b)	1,482,000	1,443,690
EDP - Energias de Portugal SA
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	101,494
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (EUR) (b)	100,000	106,426
5.943%, 5Y EUR Swap + 3.184%, 04/23/83 (EUR) (b)	100,000	111,510
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	199,711
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	196,523
6.000%, 13Y GBP Swap + 4.235%, 01/29/26 (GBP) (b)	100,000	123,134
Naturgy Finance Iberia SA
2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	101,481
NextEra Energy Capital Holdings, Inc.
6.750%, 5Y H15 + 2.457%, 06/15/54 (a) (b)	760,000	764,358
NextEra Energy Operating Partners LP
3.875%, 10/15/26 (144A)	180,000	171,168
7.250%, 01/15/29 (144A) (a)	454,000	465,563
NRG Energy, Inc.
7.000%, 03/15/33 (144A)	237,000	250,178
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (a) (b)	1,244,000	1,360,575
Orsted AS
2.500%, 5Y UKG + 2.136%, 02/18/3021 (GBP) (b)	100,000	90,699
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500%, 08/15/28 (144A)	391,000	361,916
Pike Corp.
8.625%, 01/31/31 (144A)	243,000	257,415
Talen Energy Supply LLC
8.625%, 06/01/30 (144A)	354,000	377,443
Terna - Rete Elettrica Nazionale
4.750%, 5Y EUR Swap + 2.142%, 01/11/30 (EUR) (b)	100,000	105,756
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	1,562,000	1,548,428
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (b)	492,000	496,183
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A)	1,042,000	1,057,809
6.950%, 10/15/33 (144A)	317,000	339,281
7.750%, 10/15/31 (144A)	1,384,000	1,441,285
		16,748,707
Electrical Components & Equipment — 0.1%
Nexans SA
4.250%, 03/11/30 (EUR)	100,000	105,914
See accompanying notes to financial statements.
BHFTI-95

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electrical Components & Equipment—(Continued)
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	314,000	$315,135
6.625%, 03/15/32 (144A) (a)	603,000	609,347
		1,030,396
Electronics — 0.5%
Coherent Corp.
5.000%, 12/15/29 (144A) (a)	1,216,000	1,150,792
EquipmentShare.com, Inc.
8.625%, 05/15/32 (144A) (a)	249,000	258,193
Imola Merger Corp.
4.750%, 05/15/29 (144A)	535,000	500,140
Sensata Technologies BV
4.000%, 04/15/29 (144A)	216,000	198,310
Sensata Technologies, Inc.
4.375%, 02/15/30 (144A) (a)	1,574,000	1,445,564
6.625%, 07/15/32 (144A) (a)	894,000	900,395
		4,453,394
Engineering & Construction — 0.6%
Abertis Infraestructuras Finance BV
3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	200,000	208,300
Arcosa, Inc.
4.375%, 04/15/29 (144A)	723,000	671,396
Brand Industrial Services, Inc.
10.375%, 08/01/30 (144A)	4,098,000	4,428,684
Cellnex Finance Co. SA
2.000%, 09/15/32 (EUR)	100,000	92,017
Dycom Industries, Inc.
4.500%, 04/15/29 (144A)	304,000	284,486
Fraport AG Frankfurt Airport Services Worldwide
4.250%, 06/11/32 (EUR)	46,000	49,763
Heathrow Finance PLC
4.125%, 09/01/29 (GBP) (e)	100,000	114,596
6.625%, 03/01/31 (GBP)	100,000	124,988
Infrastrutture Wireless Italiane SpA
1.625%, 10/21/28 (EUR)	105,000	103,728
		6,077,958
Entertainment — 2.9%
Allwyn Entertainment Financing U.K. PLC
7.250%, 04/30/30 (EUR)	100,000	113,119
7.875%, 04/30/29 (144A)	400,000	413,350
Banijay Entertainment SASU
7.000%, 05/01/29 (EUR)	100,000	111,647
8.125%, 05/01/29 (144A) (a)	254,000	259,766
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	726,000	677,430
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,216,000	1,114,793
6.500%, 02/15/32 (144A) (a)	1,806,000	1,814,857
7.000%, 02/15/30 (144A)	3,216,000	3,285,726
Churchill Downs, Inc.
5.750%, 04/01/30 (144A)	2,267,000	2,202,016
6.750%, 05/01/31 (144A)	1,092,000	1,097,912
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Cirsa Finance International SARL
8.365%, 3M EURIBOR + 4.500%, 07/31/28 (EUR) (b)	100,000	$108,166
CPUK Finance Ltd.
7.875%, 08/28/29 (GBP)	100,000	128,622
Flutter Treasury DAC
6.375%, 04/29/29 (144A)	391,000	393,476
Inter Media & Communication SpA
6.750%, 02/09/27 (EUR)	104,096	109,809
Light & Wonder International, Inc.
7.250%, 11/15/29 (144A)	290,000	296,179
7.500%, 09/01/31 (144A) (a)	915,000	945,396
Lions Gate Capital Holdings 1, Inc.
5.500%, 04/15/29 (144A)	960,000	852,403
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	429,000	398,490
4.750%, 10/15/27 (144A) (a)	853,000	817,452
Lottomatica SpA
7.788%, 3M EURIBOR + 4.000%, 12/15/30 (EUR) (b)	100,000	108,436
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, 02/15/31 (144A)	993,000	1,011,727
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	266,000	247,777
Motion Bondco DAC
6.625%, 11/15/27 (144A) (a)	697,000	675,097
Odeon Finco PLC
12.750%, 11/01/27 (144A)	600,000	628,874
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000%, 08/01/30 (144A) (a)	776,000	796,370
Pinewood Finco PLC
6.000%, 03/27/30 (GBP)	125,000	155,247
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	307,000	220,779
5.875%, 09/01/31 (144A)	315,000	214,226
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, 11/01/26 (144A)	67,000	64,819
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, 03/01/30 (144A) (a)	928,000	904,630
Six Flags Entertainment Corp.
7.250%, 05/15/31 (144A)	2,646,000	2,693,924
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.625%, 05/01/32 (144A) (a)	264,000	268,286
Vail Resorts, Inc.
6.500%, 05/15/32 (144A)	969,000	980,587
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A) (a)	1,788,000	1,700,502
7.125%, 02/15/31 (144A) (a)	1,433,000	1,485,912
		27,297,802
Environmental Control — 1.2%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A)	402,000	386,149
6.375%, 02/01/31 (144A) (a)	99,000	99,258
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	29,000	26,734
4.000%, 08/01/28 (144A)	476,000	442,399
See accompanying notes to financial statements.
BHFTI-96

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Environmental Control—(Continued)
GFL Environmental, Inc.
4.375%, 08/15/29 (144A) (a)	766,000	$705,919
4.750%, 06/15/29 (144A) (a)	785,000	740,854
6.750%, 01/15/31 (144A) (a)	1,177,000	1,200,757
Madison IAQ LLC
4.125%, 06/30/28 (144A) (a)	660,000	615,534
5.875%, 06/30/29 (144A) (a)	1,535,000	1,428,162
Paprec Holding SA
7.250%, 11/17/29 (EUR)	100,000	112,452
Reworld Holding Corp.
4.875%, 12/01/29 (144A) (a)	438,000	399,775
5.000%, 09/01/30	257,000	232,281
Stericycle, Inc.
3.875%, 01/15/29 (144A)	174,000	162,472
Waste Pro USA, Inc.
5.500%, 02/15/26 (144A)	4,583,000	4,519,786
		11,072,532
Food — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, 03/15/29 (144A)	862,000	775,405
4.875%, 02/15/30 (144A)	808,000	763,561
B&G Foods, Inc.
8.000%, 09/15/28 (144A)	238,000	241,862
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	180,000	227,253
Boparan Finance PLC
7.625%, 11/30/25 (GBP)	100,000	123,281
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	2,288,000	2,160,806
7.625%, 07/01/29 (144A) (a)	3,096,000	3,188,589
Darling Global Finance BV
3.625%, 05/15/26 (EUR)	229,000	242,433
Fiesta Purchaser, Inc.
7.875%, 03/01/31 (144A)	393,000	406,082
Lamb Weston Holdings, Inc.
4.125%, 01/31/30 (144A) (a)	797,000	723,758
4.375%, 01/31/32 (144A)	861,000	767,900
Lion/Polaris Lux 4 SA
7.336%, 3M EURIBOR + 3.625%, 07/01/29 (EUR) (b)	100,000	107,095
Market Bidco Finco PLC
5.500%, 11/04/27 (GBP)	107,000	125,116
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	463,000	421,519
Picard Groupe SAS
3.875%, 07/01/26 (EUR)	100,000	106,699
Post Holdings, Inc.
6.250%, 02/15/32 (144A)	728,000	728,946
Premier Foods Finance PLC
3.500%, 10/15/26 (GBP)	100,000	121,773
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	729,000	641,053
U.S. Foods, Inc.
4.625%, 06/01/30 (144A)	108,000	100,339
Security Description	Principal Amount*	Value
Food—(Continued)
U.S. Foods, Inc.
7.250%, 01/15/32 (144A)	653,000	$677,678
United Natural Foods, Inc.
6.750%, 10/15/28 (144A)	243,000	219,371
		12,870,519
Food Service — 0.1%
Aramark International Finance SARL
3.125%, 04/01/25 (EUR)	323,000	342,026
Aramark Services, Inc.
5.000%, 02/01/28 (144A)	579,000	559,964
		901,990
Forest Products & Paper — 0.0%
Ahlstrom Holding 3 OY
3.625%, 02/04/28 (EUR)	100,000	101,230
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375%, 06/01/28 (144A)	830,000	851,957
Centrica PLC
6.500%, 5Y UKG + 2.512%, 05/21/55 (GBP) (b)	100,000	127,673
		979,630
Hand/Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750%, 01/15/28 (EUR)	100,000	101,807
7.654%, 3M EURIBOR + 3.750%, 04/15/29 (EUR) (b)	200,000	215,775
		317,582
Healthcare-Products — 1.2%
Avantor Funding, Inc.
2.625%, 11/01/25 (EUR)	266,000	278,489
3.875%, 07/15/28 (EUR)	100,000	104,284
3.875%, 11/01/29 (144A)	251,000	228,250
4.625%, 07/15/28 (144A) (a)	793,000	754,618
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	3,573,000	3,657,859
Medline Borrower LP
3.875%, 04/01/29 (144A) (a)	523,000	481,636
5.250%, 10/01/29 (144A) (a)	3,673,000	3,505,242
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	1,404,000	1,419,890
Neogen Food Safety Corp.
8.625%, 07/20/30 (144A)	313,000	337,912
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A) (a)	524,000	524,778
Teleflex, Inc.
4.250%, 06/01/28 (144A)	341,000	321,348
		11,614,306
Healthcare-Services — 2.7%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A)	196,000	186,257
See accompanying notes to financial statements.
BHFTI-97

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
AHP Health Partners, Inc.
5.750%, 07/15/29 (144A)	863,000	$819,243
Catalent Pharma Solutions, Inc.
3.125%, 02/15/29 (144A) (a)	1,110,000	1,062,361
3.500%, 04/01/30 (144A) (a)	898,000	859,644
5.000%, 07/15/27 (144A)	403,000	395,164
Charles River Laboratories International, Inc.
4.000%, 03/15/31 (144A) (a)	100,000	89,190
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	1,046,000	822,397
5.250%, 05/15/30 (144A)	2,153,000	1,775,132
5.625%, 03/15/27 (144A)	1,987,000	1,850,308
6.000%, 01/15/29 (144A)	1,678,000	1,480,847
10.875%, 01/15/32 (144A)	1,526,000	1,588,240
Clariane SE
13.168%, 5Y UKG + 9.079%, 06/15/25 (GBP) (b)	100,000	119,299
Concentra Escrow Issuer Corp.
6.875%, 07/15/32 (144A)	666,000	674,765
Encompass Health Corp.
4.625%, 04/01/31	660,000	605,695
4.750%, 02/01/30	389,000	363,986
Ephios Subco 3 SARL
7.875%, 01/31/31 (EUR)	100,000	113,866
Fortrea Holdings, Inc.
7.500%, 07/01/30 (144A) (a)	542,000	538,524
HealthEquity, Inc.
4.500%, 10/01/29 (144A)	1,545,000	1,444,081
IQVIA, Inc.
1.750%, 03/15/26 (EUR)	240,000	246,459
6.500%, 05/15/30 (144A) (a)	384,000	389,775
LifePoint Health, Inc.
9.875%, 08/15/30 (144A) (a)	697,000	743,298
10.000%, 06/01/32 (144A)	725,000	741,250
11.000%, 10/15/30 (144A) (a)	1,706,000	1,879,616
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A)	404,000	350,064
Star Parent, Inc.
9.000%, 10/01/30 (144A)	2,750,000	2,887,215
Surgery Center Holdings, Inc.
7.250%, 04/15/32 (144A) (a)	1,694,000	1,711,169
Tenet Healthcare Corp.
6.750%, 05/15/31	1,814,000	1,841,233
U.S. Acute Care Solutions LLC
9.750%, 05/15/29 (144A)	673,000	662,763
		26,241,841
Holding Companies-Diversified — 0.0%
ProGroup AG
5.125%, 04/15/29 (EUR)	100,000	107,376
Stena International SA
7.250%, 01/15/31 (144A)	200,000	204,436
		311,812
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	243,258
Security Description	Principal Amount*	Value
Home Builders—(Continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 04/01/30 (144A)	397,000	$354,823
Beazer Homes USA, Inc.
7.500%, 03/15/31 (144A)	236,000	235,508
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A)	679,000	607,350
5.000%, 06/15/29 (144A)	548,000	500,515
Dream Finders Homes, Inc.
8.250%, 08/15/28 (144A) †	320,000	327,653
Empire Communities Corp.
9.750%, 05/01/29 (144A) (a)	209,000	212,657
Installed Building Products, Inc.
5.750%, 02/01/28 (144A)	53,000	51,831
LGI Homes, Inc.
8.750%, 12/15/28 (144A) (a)	353,000	367,686
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	340,168
5.250%, 12/15/27 (144A)	192,000	186,547
New Home Co., Inc.
9.250%, 10/01/29 (144A)	604,000	605,474
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	320,000	333,985
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	88,000	84,268
Tri Pointe Homes, Inc.
5.700%, 06/15/28	2,000	1,962
		4,453,685
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.875%, 10/15/31 (144A)	171,000	142,939
4.000%, 04/15/29 (144A) (a)	288,000	259,723
		402,662
Household Products/Wares — 0.1%
Central Garden & Pet Co.
4.125%, 10/15/30	347,000	309,256
4.125%, 04/30/31 (144A)	454,000	400,109
Kronos Acquisition Holdings, Inc.
8.250%, 06/30/31 (144A)	156,000	156,156
Spectrum Brands, Inc.
3.875%, 03/15/31 (144A)	93,000	77,723
		943,244
Housewares — 0.1%
Scotts Miracle-Gro Co.
4.375%, 02/01/32 (a)	614,000	528,951
4.500%, 10/15/29 (a)	259,000	236,742
		765,693
Insurance — 6.1%
Acrisure LLC/Acrisure Finance, Inc.
7.500%, 11/06/30 (144A)	719,000	719,498
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	2,233,000	2,090,832
See accompanying notes to financial statements.
BHFTI-98

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A)	2,557,000	$2,392,703
6.750%, 10/15/27 (144A) (a)	6,551,000	6,461,641
6.750%, 04/15/28 (144A)	856,000	857,358
7.000%, 01/15/31 (144A)	2,611,000	2,637,695
AmWINS Group, Inc.
4.875%, 06/30/29 (144A)	904,000	840,960
6.375%, 02/15/29 (144A)	375,000	376,023
Ardonagh Finco Ltd.
6.875%, 02/15/31 (EUR)	255,000	265,811
7.750%, 02/15/31 (144A)	1,659,000	1,640,028
Ardonagh Group Finance Ltd.
8.875%, 02/15/32 (144A)	1,663,000	1,624,270
AssuredPartners, Inc.
7.500%, 02/15/32 (144A)	1,023,000	1,026,859
AXA SA
6.375%, 5Y EUR Swap + 3.841%, 07/16/33 (EUR) (b)	100,000	109,394
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125%, 05/15/31 (144A)	208,000	210,417
Galaxy Bidco Ltd.
6.500%, 07/31/26 (GBP)	137,000	170,584
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	4,566,000	4,531,867
8.125%, 02/15/32 (144A)	2,054,000	2,040,639
HUB International Ltd.
7.250%, 06/15/30 (144A)	8,132,000	8,336,365
7.375%, 01/31/32 (144A) (a)	10,328,000	10,473,439
Jones Deslauriers Insurance Management, Inc.
8.500%, 03/15/30 (144A) (a)	1,449,000	1,511,122
10.500%, 12/15/30 (144A)	673,000	722,702
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	7,660,000	7,747,584
Ryan Specialty LLC
4.375%, 02/01/30 (144A) (a)	302,000	279,701
UnipolSai Assicurazioni SpA
4.900%, 05/23/34 (EUR)	100,000	105,451
USI, Inc.
7.500%, 01/15/32 (144A)	1,234,000	1,253,305
		58,426,248
Internet — 0.8%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A)	1,460,000	1,296,623
ANGI Group LLC
3.875%, 08/15/28 (144A)	576,000	494,920
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A) (a)	559,000	494,241
5.625%, 09/15/28 (144A)	532,000	428,963
Engineering - Ingegneria Informatica - SpA
11.125%, 05/15/28 (EUR)	100,000	110,417
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, 03/01/29 (144A) (a)	532,000	480,427
iliad SA
5.375%, 06/14/27 (EUR)	100,000	108,873
Security Description	Principal Amount*	Value
Internet—(Continued)
iliad SA
5.375%, 02/15/29 (EUR)	200,000	$217,835
5.625%, 02/15/30 (EUR)	100,000	109,594
ION Trading Technologies SARL
9.500%, 05/30/29 (144A)	271,000	276,027
Match Group Holdings II LLC
4.125%, 08/01/30 (144A)	41,000	36,276
4.625%, 06/01/28 (144A) (a)	439,000	410,782
Rakuten Group, Inc.
9.750%, 04/15/29 (144A)	973,000	1,002,920
11.250%, 02/15/27 (144A)	573,000	611,968
Uber Technologies, Inc.
4.500%, 08/15/29 (144A)	1,810,000	1,724,549
United Group BV
3.125%, 02/15/26 (EUR)	100,000	104,070
8.078%, 3M EURIBOR + 4.250%, 02/15/31 (EUR) (b)	100,000	107,764
		8,016,249
Investment Companies — 1.2%
Apollo Debt Solutions BDC
6.900%, 04/13/29 (144A)	565,000	567,816
ARES Capital Corp.
5.875%, 03/01/29	300,000	295,680
5.950%, 07/15/29	695,000	683,227
Blackstone Private Credit Fund
3.250%, 03/15/27 (a)	196,000	180,947
5.950%, 07/16/29 (144A) (a)	371,000	363,343
6.250%, 01/25/31 (144A)	435,000	432,502
Blue Owl Capital Corp.
3.400%, 07/15/26	41,000	38,632
3.750%, 07/22/25	476,000	464,026
Blue Owl Capital Corp. II
8.450%, 11/15/26 (144A)	405,000	417,856
Blue Owl Credit Income Corp.
6.600%, 09/15/29 (144A)	225,000	221,951
6.650%, 03/15/31	710,000	693,917
7.750%, 09/16/27	892,000	916,533
Blue Owl Technology Finance Corp. II
6.750%, 04/04/29 (144A)	278,000	271,968
Compass Group Diversified Holdings LLC
5.250%, 04/15/29 (144A) (a)	534,000	506,484
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34 (144A)	396,000	387,665
HPS Corporate Lending Fund
6.750%, 01/30/29 (144A) (a)	475,000	478,492
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29 (a)	657,000	561,762
5.250%, 05/15/27	2,171,000	2,037,751
6.250%, 05/15/26	263,000	260,923
9.000%, 06/15/30 (144A)	525,000	522,351
9.750%, 01/15/29 (144A)	802,000	830,870
Oaktree Strategic Credit Fund
8.400%, 11/14/28 (144A)	453,000	478,825
		11,613,521
See accompanying notes to financial statements.
BHFTI-99

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Iron/Steel — 0.5%
ATI, Inc.
4.875%, 10/01/29	277,000	$258,933
5.125%, 10/01/31	746,000	689,551
7.250%, 08/15/30 (a)	1,233,000	1,272,773
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A)	2,043,000	2,047,548
Carpenter Technology Corp.
7.625%, 03/15/30	488,000	502,407
Mineral Resources Ltd.
9.250%, 10/01/28 (144A)	80,000	83,962
		4,855,174
Leisure Time — 2.0%
Amer Sports Co.
6.750%, 02/16/31 (144A) (a)	789,000	786,900
Carnival Corp.
4.000%, 08/01/28 (144A)	1,047,000	983,256
5.750%, 03/01/27 (144A)	2,000	1,976
6.000%, 05/01/29 (144A) (a)	2,723,000	2,689,833
7.000%, 08/15/29 (144A)	157,000	162,744
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28 (144A)	4,375,000	4,736,304
Lindblad Expeditions Holdings, Inc.
9.000%, 05/15/28 (144A)	300,000	308,419
Lindblad Expeditions LLC
6.750%, 02/15/27 (144A)	608,000	600,372
MajorDrive Holdings IV LLC
6.375%, 06/01/29 (144A)	754,000	709,945
NCL Corp. Ltd.
5.875%, 03/15/26 (144A) (a)	682,000	674,241
7.750%, 02/15/29 (144A)	687,000	714,275
8.125%, 01/15/29 (144A)	335,000	350,997
NCL Finance Ltd.
6.125%, 03/15/28 (144A) (a)	367,000	362,425
Pinnacle Bidco PLC
10.000%, 10/11/28 (GBP)	100,000	134,153
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	239,000	231,303
5.500%, 04/01/28 (144A)	162,000	159,933
6.250%, 03/15/32 (144A)	898,000	905,544
Sabre GLBL, Inc.
8.625%, 06/01/27 (144A)	985,000	907,447
11.250%, 12/15/27 (144A)	69,000	67,074
TUI AG
5.875%, 03/15/29 (EUR)	100,000	108,701
Viking Cruises Ltd.
5.875%, 09/15/27 (144A)	736,000	728,386
9.125%, 07/15/31 (144A)	2,424,000	2,625,349
Viking Ocean Cruises Ship VII Ltd.
5.625%, 02/15/29 (144A)	314,000	306,953
		19,256,530
Lodging — 1.1%
Boyd Gaming Corp.
4.750%, 06/15/31 (144A)	160,000	145,009
Security Description	Principal Amount*	Value
Lodging—(Continued)
Hilton Domestic Operating Co., Inc.
4.000%, 05/01/31 (144A)	81,000	$72,504
6.125%, 04/01/32 (144A)	544,000	546,639
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
6.625%, 01/15/32 (144A)	619,000	621,898
Melco Resorts Finance Ltd.
4.875%, 06/06/25 (144A)	800,000	783,547
5.375%, 12/04/29 (144A)	1,342,000	1,199,105
5.625%, 07/17/27 (144A)	200,000	190,923
5.750%, 07/21/28 (144A)	200,000	187,044
7.625%, 04/17/32 (144A)	706,000	700,112
MGM China Holdings Ltd.
4.750%, 02/01/27 (144A)	200,000	190,524
7.125%, 06/26/31 (144A) (a)	250,000	251,321
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	397,075
4.625%, 12/01/31 (144A)	411,000	366,326
6.625%, 03/15/32 (144A) (a)	516,000	513,465
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/28 (144A)	314,000	292,724
Wynn Macau Ltd.
5.125%, 12/15/29 (144A)	658,000	596,017
5.500%, 01/15/26 (144A) (a)	293,000	286,829
5.500%, 10/01/27 (144A)	200,000	190,578
5.625%, 08/26/28 (144A)	2,967,000	2,782,438
		10,314,078
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	333,000	310,814
4.125%, 04/15/29 (144A)	545,000	502,996
Terex Corp.
5.000%, 05/15/29 (144A) (a)	211,000	200,217
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	1,892,000	1,766,886
		2,780,913
Machinery-Diversified — 1.2%
ATS Corp.
4.125%, 12/15/28 (144A)	237,000	215,976
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	1,609,000	1,662,686
9.500%, 01/01/31 (144A)	72,000	78,009
Esab Corp.
6.250%, 04/15/29 (144A)	713,000	717,276
GrafTech Global Enterprises, Inc.
9.875%, 12/15/28 (144A)	384,000	283,033
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, 02/15/29 (144A)	2,067,000	2,140,407
Mueller Water Products, Inc.
4.000%, 06/15/29 (144A)	186,000	170,297
Nova Alexandre III SAS
9.114%, 3M EURIBOR + 5.250%, 07/15/29 (EUR) (b)	100,000	106,827
OT Merger Corp.
7.875%, 10/15/29 (144A)	317,000	142,650
See accompanying notes to financial statements.
BHFTI-100

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Machinery-Diversified—(Continued)
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	444,600	$458,408
7.625%, 07/15/28 (144A)	1,713,000	1,699,934
TK Elevator Midco GmbH
4.375%, 07/15/27 (EUR)	673,000	694,695
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	2,956,000	2,865,299
		11,235,497
Media — 4.3%
Altice Financing SA
5.000%, 01/15/28 (144A)	205,000	155,888
5.750%, 08/15/29 (144A)	2,461,000	1,786,826
9.625%, 07/15/27 (144A)	1,363,000	1,248,909
Cable One, Inc.
4.000%, 11/15/30 (144A) (a)	873,000	651,563
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	1,963,000	1,602,674
4.500%, 08/15/30 (144A) (a)	544,000	460,538
4.750%, 03/01/30 (144A) (a)	992,000	859,198
4.750%, 02/01/32 (144A)	735,000	601,943
5.375%, 06/01/29 (144A) (a)	716,000	651,391
6.375%, 09/01/29 (144A) (a)	2,000,000	1,901,059
7.375%, 03/01/31 (144A) (a)	3,288,000	3,241,984
CSC Holdings LLC
5.500%, 04/15/27 (144A)	200,000	162,228
11.250%, 05/15/28 (144A)	3,600,000	3,135,188
11.750%, 01/31/29 (144A)	1,800,000	1,535,137
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A)	2,198,000	2,067,409
DISH DBS Corp.
5.250%, 12/01/26 (144A)	1,462,000	1,153,214
5.750%, 12/01/28 (144A)	183,000	126,876
DISH Network Corp.
11.750%, 11/15/27 (144A)	3,658,000	3,586,667
GCI LLC
4.750%, 10/15/28 (144A)	286,000	261,055
Gray Television, Inc.
7.000%, 05/15/27 (144A) (a)	946,000	870,986
10.500%, 07/15/29 (144A)	1,201,000	1,207,461
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (144A)	1,773,000	1,660,476
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, 08/15/27 (144A)	366,000	351,360
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, 09/15/26 (144A)	726,000	553,204
6.500%, 09/15/28 (144A)	727,000	360,306
RCS & RDS SA
2.500%, 02/05/25 (EUR)	100,000	105,405
Sirius XM Radio, Inc.
3.125%, 09/01/26 (144A) (a)	122,000	114,782
5.000%, 08/01/27 (144A)	2,941,000	2,815,187
Sunrise FinCo I BV
4.875%, 07/15/31 (144A)	722,000	655,587
Tele Columbus AG
10.000%, 10.000% PIK, 01/01/29 (EUR) (c)	211,906	168,504
Security Description	Principal Amount*	Value
Media—(Continued)
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/28 (144A)	800,000	$757,842
Univision Communications, Inc.
6.625%, 06/01/27 (144A)	858,000	821,399
7.375%, 06/30/30 (144A) (a)	477,000	443,691
8.000%, 08/15/28 (144A)	2,329,000	2,271,306
8.500%, 07/31/31 (144A)	1,216,000	1,181,149
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A) (a)	200,000	169,587
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/28 (144A)	830,000	738,539
VZ Secured Financing BV
3.500%, 01/15/32 (EUR)	100,000	93,570
Ziggo Bond Co. BV
5.125%, 02/28/30 (144A)	248,000	210,717
Ziggo BV
4.875%, 01/15/30 (144A)	385,000	342,268
		41,083,073
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A)	279,000	272,769
6.375%, 06/15/30 (144A) (a)	189,000	189,683
Roller Bearing Co. of America, Inc.
4.375%, 10/15/29 (144A) (a)	335,000	308,280
Vallourec SACA
7.500%, 04/15/32 (144A)	845,000	875,008
		1,645,740
Mining — 1.6%
Arsenal AIC Parent LLC
8.000%, 10/01/30 (144A)	419,000	439,697
11.500%, 10/01/31 (144A)	2,261,000	2,530,108
Constellium SE
3.750%, 04/15/29 (144A)	1,666,000	1,510,440
4.250%, 02/15/26 (EUR)	279,000	297,001
5.625%, 06/15/28 (144A)	512,000	501,105
ERO Copper Corp.
6.500%, 02/15/30 (144A)	871,000	845,575
First Quantum Minerals Ltd.
9.375%, 03/01/29 (144A)	1,713,000	1,789,872
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A) (a)	1,881,000	1,665,707
4.625%, 03/01/28 (144A)	613,000	573,562
New Gold, Inc.
7.500%, 07/15/27 (144A) (a)	1,487,000	1,496,490
Novelis Corp.
3.250%, 11/15/26 (144A)	2,440,000	2,296,050
3.875%, 08/15/31 (144A)	551,000	477,046
4.750%, 01/30/30 (144A)	910,000	844,211
Novelis Sheet Ingot GmbH
3.375%, 04/15/29 (EUR)	422,000	424,825
		15,691,689
See accompanying notes to financial statements.
BHFTI-101

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Miscellaneous Manufacturing — 0.0%
Alstom SA
5.868%, 5Y EUR Swap + 2.928%, 05/29/29 (EUR) (b)	100,000	$108,605
Office/Business Equipment — 0.0%
Zebra Technologies Corp.
6.500%, 06/01/32 (144A)	311,000	314,502
Oil & Gas — 5.6%
Aethon United BR LP/Aethon United Finance Corp.
8.250%, 02/15/26 (144A)	1,462,000	1,477,983
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, 06/30/29 (144A)	456,000	445,634
8.250%, 12/31/28 (144A)	1,357,000	1,390,242
9.000%, 11/01/27 (144A)	1,128,000	1,396,718
Baytex Energy Corp.
8.500%, 04/30/30 (144A) (a)	497,000	519,763
Borr IHC Ltd./Borr Finance LLC
10.000%, 11/15/28 (144A) (a)	736,574	769,720
10.375%, 11/15/30 (144A)	522,340	546,350
CITGO Petroleum Corp.
7.000%, 06/15/25 (144A)	600,000	599,837
8.375%, 01/15/29 (144A)	1,418,000	1,461,551
Civitas Resources, Inc.
8.375%, 07/01/28 (144A)	311,000	325,875
8.625%, 11/01/30 (144A)	782,000	838,476
8.750%, 07/01/31 (144A)	1,819,000	1,948,058
CNX Resources Corp.
7.375%, 01/15/31 (144A) (a)	256,000	261,739
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	2,757,000	2,565,443
6.750%, 03/01/29 (144A) (a)	727,000	704,550
6.750%, 03/01/29 (144A)	369,000	354,765
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	1,024,000	1,026,208
7.625%, 04/01/32 (144A) (a)	1,125,000	1,146,590
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, 10/01/30 (144A)	617,000	647,643
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/31 (144A)	605,000	630,829
EnQuest PLC
11.625%, 11/01/27 (144A)	200,000	203,176
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	713,000	689,947
6.000%, 04/15/30 (144A)	60,000	57,957
6.250%, 11/01/28 (144A)	276,000	272,590
6.875%, 05/15/34 (144A)	902,000	892,246
8.375%, 11/01/33 (144A)	1,844,000	1,965,256
Matador Resources Co.
6.500%, 04/15/32 (144A)	816,000	816,060
Murphy Oil Corp.
5.875%, 12/01/42	64,000	56,754
Nabors Industries Ltd.
7.500%, 01/15/28 (144A)	565,000	539,125
Nabors Industries, Inc.
7.375%, 05/15/27 (144A)	485,000	493,338
9.125%, 01/31/30 (144A)	514,000	532,471
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Noble Finance II LLC
8.000%, 04/15/30 (144A)	826,000	$859,632
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A) (a)	2,741,000	2,771,932
8.750%, 06/15/31 (144A)	1,291,000	1,354,626
Patterson-UTI Energy, Inc.
7.150%, 10/01/33	265,000	280,691
PBF Holding Co. LLC/PBF Finance Corp.
7.875%, 09/15/30 (144A)	667,000	682,825
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	830,000	817,291
7.000%, 01/15/32 (144A) (a)	490,000	503,360
9.875%, 07/15/31 (144A) (a)	499,000	552,346
Precision Drilling Corp.
6.875%, 01/15/29 (144A)	32,000	31,656
Rockcliff Energy II LLC
5.500%, 10/15/29 (144A)	613,000	573,800
Saturn Oil & Gas, Inc.
9.625%, 06/15/29 (144A)	537,000	542,020
Seadrill Finance Ltd.
8.375%, 08/01/30 (144A) (a)	635,000	663,689
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A)	1,069,000	1,105,315
Southwestern Energy Co.
4.750%, 02/01/32 (a)	10,000	9,199
5.375%, 02/01/29	885,000	860,227
Sunoco LP/Sunoco Finance Corp.
5.875%, 03/15/28	164,000	163,286
Talos Production, Inc.
9.000%, 02/01/29 (144A)	490,000	514,277
9.375%, 02/01/31 (144A)	409,000	431,826
Transocean Aquila Ltd.
8.000%, 09/30/28 (144A)	359,000	364,587
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	451,000	465,471
Transocean, Inc.
8.000%, 02/01/27 (144A)	825,000	822,141
8.250%, 05/15/29 (144A)	1,811,000	1,815,489
8.500%, 05/15/31 (144A) (a)	2,304,000	2,304,988
8.750%, 02/15/30 (144A)	2,701,800	2,836,560
Valaris Ltd.
8.375%, 04/30/30 (144A)	2,146,000	2,221,632
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	737,000	748,390
Var Energi ASA
7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (EUR) (b)	100,000	116,198
Vermilion Energy, Inc.
6.875%, 05/01/30 (144A)	438,000	430,479
Vital Energy, Inc.
7.875%, 04/15/32 (144A) (a)	1,585,000	1,611,295
9.750%, 10/15/30 (a)	933,000	1,018,732
		53,050,854
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	2,191,000	2,169,929
See accompanying notes to financial statements.
BHFTI-102

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas Services—(Continued)
Archrock Partners LP/Archrock Partners Finance Corp.
6.875%, 04/01/27 (144A)	759,000	$762,025
Enerflex Ltd.
9.000%, 10/15/27 (144A)	682,000	690,573
Kodiak Gas Services LLC
7.250%, 02/15/29 (144A)	1,388,000	1,422,806
Oceaneering International, Inc.
6.000%, 02/01/28	196,000	193,759
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, 03/15/29 (144A)	1,125,000	1,133,559
Weatherford International Ltd.
8.625%, 04/30/30 (144A)	926,000	959,555
		7,332,206
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, 09/01/29 (EUR)	200,000	172,958
3.250%, 09/01/28 (144A)	200,000	175,720
4.000%, 09/01/29 (144A) (a)	3,778,000	3,197,153
6.000%, 06/15/27 (144A)	1,199,000	1,178,164
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR)	836,000	742,225
4.125%, 08/15/26 (144A)	994,000	862,759
Canpack SA/Canpack U.S. LLC
3.125%, 11/01/25 (144A)	249,000	239,534
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	1,038,000	1,020,181
8.750%, 04/15/30 (144A) (a)	1,957,000	1,915,228
Fiber Bidco SpA
6.125%, 06/15/31 (EUR)	102,000	107,992
7.711%, 3M EURIBOR + 4.000%, 01/15/30 (EUR) (b)	100,000	108,167
Fiber Midco SpA
10.000%, 10.750% PIK, 06/15/29 (EUR) (c)	100,000	106,799
Graphic Packaging International LLC
2.625%, 02/01/29 (EUR)	300,000	298,060
3.500%, 03/15/28 (144A)	244,000	224,980
Kleopatra Finco SARL
4.250%, 03/01/26 (EUR)	110,000	103,462
LABL, Inc.
5.875%, 11/01/28 (144A)	676,000	616,415
6.750%, 07/15/26 (144A)	289,000	285,390
9.500%, 11/01/28 (144A)	1,199,000	1,208,446
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A) (a)	9,011,000	9,191,141
9.250%, 04/15/27 (144A)	159,000	159,102
OI European Group BV
6.250%, 05/15/28 (EUR)	100,000	110,710
6.250%, 05/15/28 (144A) (EUR)	325,000	359,806
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31 (144A) (a)	475,000	474,175
Sealed Air Corp.
4.000%, 12/01/27 (144A)	179,000	168,229
5.000%, 04/15/29 (144A)	165,000	157,033
6.500%, 07/15/32 (144A)	502,000	499,183
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
Trident TPI Holdings, Inc.
12.750%, 12/31/28 (144A)	377,000	$411,761
		24,094,773
Pharmaceuticals — 0.9%
1375209 BC Ltd.
9.000%, 01/30/28 (144A)	817,000	785,608
Bayer AG
4.500%, 5Y EUR Swap + 3.751%, 03/25/82 (EUR) (b)	200,000	206,014
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	108,223
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	110,469
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (EUR)	100,000	102,469
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A)	836,000	862,733
Grifols SA
2.250%, 11/15/27 (EUR)	434,000	415,989
Jazz Securities DAC
4.375%, 01/15/29 (144A) (a)	400,000	371,343
Option Care Health, Inc.
4.375%, 10/31/29 (144A) (a)	676,000	620,507
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	100,685
4.125%, 04/30/28 (144A)	507,000	470,849
7.875%, 05/15/34 (144A) (a)	600,000	616,502
Rossini SARL
6.750%, 10/30/25 (EUR)	141,000	151,204
Teva Pharmaceutical Finance Netherlands II BV
7.375%, 09/15/29 (EUR)	122,000	144,538
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26 (a)	1,680,000	1,576,743
7.875%, 09/15/29	810,000	869,994
8.125%, 09/15/31	750,000	833,894
		8,347,764
Pipelines — 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	546,000	529,269
6.625%, 02/01/32 (144A) (a)	465,000	469,184
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, 07/15/29 (144A) (a)	598,000	608,997
7.250%, 07/15/32 (144A) (a)	481,000	494,539
Buckeye Partners LP
5.600%, 10/15/44 (a)	215,000	169,426
5.850%, 11/15/43	318,000	272,902
6.875%, 07/01/29 (144A)	260,000	260,971
CNX Midstream Partners LP
4.750%, 04/15/30 (144A)	287,000	258,634
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, 06/15/31 (144A) (a)	2,622,000	2,485,462
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	871,000	804,670
4.375%, 06/15/31 (144A) (a)	1,037,000	944,524
Enbridge, Inc.
7.200%, 5Y H15 + 2.970%, 06/27/54 (b)	430,000	432,589
7.375%, 5Y H15 + 3.122%, 03/15/55 (b)	587,000	588,174
See accompanying notes to financial statements.
BHFTI-103

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Enbridge, Inc.
8.500%, 5Y H15 + 4.431%, 01/15/84 (b)	547,000	$589,684
Energy Transfer LP
6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,210,000	1,193,484
6.625%, 02/15/28	312,000	302,774
7.125%, 5Y H15 + 2.829%, 10/01/54 (b)	829,000	817,879
8.000%, 5Y H15 + 4.020%, 05/15/54 (b)	1,519,000	1,588,860
EQM Midstream Partners LP
4.500%, 01/15/29 (144A)	50,000	47,186
4.750%, 01/15/31 (144A) (a)	678,000	633,960
6.375%, 04/01/29 (144A)	922,000	931,319
7.500%, 06/01/30 (144A)	111,000	118,458
FTAI Infra Escrow Holdings LLC
10.500%, 06/01/27 (144A)	531,000	562,205
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, 02/01/28	595,000	601,317
7.875%, 05/15/32	979,000	988,331
8.250%, 01/15/29	895,000	923,944
8.875%, 04/15/30	450,000	473,365
Harvest Midstream I LP
7.500%, 05/15/32 (144A)	581,000	589,916
Hess Midstream Operations LP
6.500%, 06/01/29 (144A)	685,000	694,427
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A)	840,000	853,066
8.875%, 07/15/28 (144A)	735,000	777,724
ITT Holdings LLC
6.500%, 08/01/29 (144A)	917,000	830,807
Kinetik Holdings LP
5.875%, 06/15/30 (144A)	473,000	466,099
New Fortress Energy, Inc.
6.750%, 09/15/25 (144A)	311,000	301,902
8.750%, 03/15/29 (144A) (a)	1,520,000	1,387,559
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, 02/15/29 (144A) (a)	1,366,000	1,391,832
8.375%, 02/15/32 (144A)	2,764,000	2,806,552
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A)	459,000	459,803
Prairie Acquiror LP
9.000%, 08/01/29 (144A)	515,000	530,781
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A)	136,000	128,029
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A)	432,000	413,311
6.000%, 03/01/27 (144A)	115,000	113,344
6.000%, 12/31/30 (144A)	29,000	27,019
6.000%, 09/01/31 (144A)	361,000	337,372
7.375%, 02/15/29 (144A)	1,258,000	1,264,148
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	1,253,000	1,141,157
3.875%, 11/01/33 (144A) (a)	1,720,000	1,465,623
4.125%, 08/15/31 (144A) (a)	18,000	16,153
Venture Global LNG, Inc.
8.125%, 06/01/28 (144A)	1,480,000	1,524,721
8.375%, 06/01/31 (144A)	3,255,000	3,376,187
9.500%, 02/01/29 (144A)	6,068,000	6,645,045
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Venture Global LNG, Inc.
9.875%, 02/01/32 (144A) (a)	3,977,000	$4,328,666
		49,963,350
Real Estate — 0.7%
ADLER Group SA
Zero Coupon, 07/31/25 (EUR) (c)	100,000	124,498
Agps Bondco PLC
5.000%, 01/14/29 (EUR) (d)	100,000	34,806
5.500%, 11/13/26 (EUR) (d)	200,000	69,826
6.000%, 08/05/25 (EUR) (d)	100,000	34,833
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, 04/15/30 (144A)	1,359,227	1,111,429
Aroundtown Finance SARL
7.125%, 5Y EUR Swap + 4.508%, 01/16/30 (EUR) (b)	100,000	80,107
CoreLogic, Inc.
4.500%, 05/01/28 (144A)	2,557,000	2,320,217
Cushman & Wakefield U.S. Borrower LLC
6.750%, 05/15/28 (144A) (a)	840,000	833,807
8.875%, 09/01/31 (144A) (a)	883,000	928,956
DEMIRE Deutsche Mittelstand Real Estate AG
1.875%, 10/15/24 (EUR)	100,000	88,324
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	66,131
Heimstaden Bostad Treasury BV
1.375%, 03/03/27 (EUR)	100,000	92,865
Howard Hughes Corp.
4.125%, 02/01/29 (144A)	382,000	341,616
4.375%, 02/01/31 (144A) (a)	308,000	265,205
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC
6.464%, 03/30/32 (GBP)	17,000	22,260
		6,414,880
Real Estate Investment Trusts — 2.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500%, 04/01/27 (144A)	441,000	410,422
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750%, 12/15/27 (144A)	252,000	220,786
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, 06/15/26 (144A)	513,000	483,732
8.000%, 06/15/27 (144A)	550,000	571,801
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/32 (144A) (a)	479,000	437,538
Iron Mountain U.K. PLC
3.875%, 11/15/25 (GBP)	100,000	123,393
Iron Mountain, Inc.
5.625%, 07/15/32 (144A) (a)	214,000	203,207
7.000%, 02/15/29 (144A)	1,251,000	1,273,006
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, 02/01/27 (144A)	384,000	363,693
4.750%, 06/15/29 (144A) (a)	178,000	164,429
See accompanying notes to financial statements.
BHFTI-104

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000%, 07/15/31 (144A)	600,000	$605,250
MPT Operating Partnership LP/MPT Finance Corp.
2.500%, 03/24/26 (GBP)	737,000	798,463
3.500%, 03/15/31 (a)	2,139,000	1,393,806
4.625%, 08/01/29 (a)	884,000	641,619
5.000%, 10/15/27 (a)	120,000	99,109
5.250%, 08/01/26 (a)	100,000	90,874
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, 02/01/30 (144A)	599,000	606,143
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	482,000	452,024
6.500%, 04/01/32 (144A)	1,770,000	1,770,128
7.250%, 07/15/28 (144A)	619,000	640,093
RLJ Lodging Trust LP
3.750%, 07/01/26 (144A) (a)	353,000	335,570
4.000%, 09/15/29 (144A)	268,000	236,706
SBA Communications Corp.
3.125%, 02/01/29 (a)	1,761,000	1,570,015
3.875%, 02/15/27	712,000	678,556
Service Properties Trust
8.625%, 11/15/31 (144A) (a)	3,046,000	3,174,888
8.875%, 06/15/32	1,237,000	1,153,793
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	101,000	95,624
7.250%, 04/01/29 (144A) (a)	460,000	464,932
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A)	4,891,000	4,789,669
VICI Properties LP
5.625%, 05/15/52	166,000	149,458
6.125%, 04/01/54	295,000	283,184
		24,281,911
Retail — 2.0%
1011778 BC ULC/New Red Finance, Inc.
3.875%, 01/15/28 (144A)	412,000	385,877
4.000%, 10/15/30 (144A) (a)	288,000	253,526
4.375%, 01/15/28 (144A) (a)	455,000	429,144
Asbury Automotive Group, Inc.
4.500%, 03/01/28	282,000	267,186
4.750%, 03/01/30 (a)	57,000	52,819
5.000%, 02/15/32 (144A)	365,000	330,693
Beacon Roofing Supply, Inc.
4.125%, 05/15/29 (144A)	247,000	225,012
6.500%, 08/01/30 (144A) (a)	483,000	487,351
Bertrand Franchise Finance SAS
7.489%, 3M EURIBOR + 3.750%, 07/18/30 (EUR) (b)	100,000	107,566
Carvana Co.
13.000%, 13.000% PIK, 06/01/30 (144A) (c)	629,000	688,545
14.000%, 14.000% PIK, 06/01/31 (144A) (c)	1,765,500	1,985,628
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	100,000	128,022
Cougar JV Subsidiary LLC
8.000%, 05/15/32 (144A)	580,000	599,762
Security Description	Principal Amount*	Value
Retail—(Continued)
Dufry One BV
4.750%, 04/18/31 (EUR)	100,000	$106,004
eG Global Finance PLC
12.000%, 11/30/28 (144A) (a)	1,206,000	1,284,002
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A) (a)	907,000	825,969
6.750%, 01/15/30 (144A) (a)	364,000	319,649
Foundation Building Materials, Inc.
6.000%, 03/01/29 (144A)	201,000	178,377
GYP Holdings III Corp.
4.625%, 05/01/29 (144A)	582,000	538,604
Ken Garff Automotive LLC
4.875%, 09/15/28 (144A)	286,000	265,071
LCM Investments Holdings II LLC
4.875%, 05/01/29 (144A)	517,000	483,256
8.250%, 08/01/31 (144A)	1,001,000	1,044,522
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.125%, 04/01/26 (144A) †	309,000	305,273
PetSmart, Inc./PetSmart Finance Corp.
4.750%, 02/15/28 (144A)	250,000	232,219
7.750%, 02/15/29 (144A)	1,250,000	1,217,336
Raising Cane's Restaurants LLC
9.375%, 05/01/29 (144A)	384,000	414,734
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, 09/30/26 (144A)	235,000	230,894
Staples, Inc.
10.750%, 09/01/29 (144A)	600,000	570,196
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	238,000	214,328
Walgreens Boots Alliance, Inc.
3.200%, 04/15/30	81,000	67,806
White Cap Buyer LLC
6.875%, 10/15/28 (144A)	4,494,000	4,336,221
White Cap Parent LLC
8.250%, 9.000% PIK, 03/15/26 (144A) (c)	930,000	930,021
		19,505,613
Semiconductors — 0.3%
ams-OSRAM AG
10.500%, 03/30/29 (EUR)	131,000	146,783
Entegris, Inc.
4.750%, 04/15/29 (144A)	1,051,000	1,005,552
Foundry JV Holdco LLC
6.250%, 01/25/35 (144A)	825,000	842,492
6.400%, 01/25/38 (144A)	520,000	535,964
Synaptics, Inc.
4.000%, 06/15/29 (144A) (a)	437,000	395,972
		2,926,763
Software — 5.7%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A) (a)	7,258,000	6,682,435
Boxer Parent Co., Inc.
6.500%, 10/02/25 (EUR)	200,000	214,190
9.125%, 03/01/26 (144A)	1,989,000	1,990,545
See accompanying notes to financial statements.
BHFTI-105

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Software—(Continued)
Camelot Finance SA
4.500%, 11/01/26 (144A)	289,000	$279,380
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A)	1,360,000	1,404,471
Cedacri Mergeco SpA
9.328%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	107,229
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A)	747,000	758,463
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A) (a)	1,189,000	1,183,124
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A) (a)	3,602,000	3,345,454
4.875%, 07/01/29 (144A) (a)	2,229,000	2,068,651
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A)	8,919,000	8,565,047
8.250%, 06/30/32 (144A)	5,130,000	5,228,732
9.000%, 09/30/29 (144A) (a)	4,544,000	4,408,681
Dun & Bradstreet Corp.
5.000%, 12/15/29 (144A) (a)	1,664,000	1,545,572
Dye & Durham Ltd.
8.625%, 04/15/29 (144A) (a)	311,000	315,485
Elastic NV
4.125%, 07/15/29 (144A) (a)	1,009,000	921,280
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	533,000	498,568
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.625%, 05/01/28 (144A)	250,000	223,227
7.875%, 05/01/29 (EUR)	100,000	107,205
8.750%, 05/01/29 (144A)	412,000	419,504
MicroStrategy, Inc.
6.125%, 06/15/28 (144A)	1,702,000	1,649,677
Playtika Holding Corp.
4.250%, 03/15/29 (144A)	215,000	188,654
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	1,421,000	1,399,267
6.500%, 06/01/32 (144A)	1,890,000	1,906,436
Twilio, Inc.
3.625%, 03/15/29	187,000	168,204
3.875%, 03/15/31 (a)	350,000	307,820
UKG, Inc.
6.875%, 02/01/31 (144A)	6,689,000	6,772,813
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500%, 09/01/25 (144A) †	576,000	498,088
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/29 (144A) (a)	1,325,000	1,203,121
		54,361,323
Telecommunications — 4.2%
Altice France SA
5.125%, 01/15/29 (144A)	200,000	130,499
5.125%, 07/15/29 (144A)	2,472,000	1,625,590
5.500%, 10/15/29 (144A)	781,000	514,747
11.500%, 02/01/27 (EUR)	100,000	87,577
British Telecommunications PLC
8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	134,340
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
CommScope, Inc.
4.750%, 09/01/29 (144A)	717,000	$496,386
Connect Finco SARL/Connect U.S. Finco LLC
6.750%, 10/01/26 (144A) (a)	1,580,000	1,524,939
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A) (a)	1,753,000	1,651,492
5.875%, 10/15/27 (144A)	734,000	716,611
8.625%, 03/15/31 (144A)	872,000	898,271
8.750%, 05/15/30 (144A)	3,830,000	3,946,595
Global Switch Finance BV
1.375%, 10/07/30 (EUR)	100,000	97,197
Iliad Holding SASU
6.500%, 10/15/26 (144A)	1,046,000	1,041,367
7.000%, 10/15/28 (144A)	742,000	735,789
8.500%, 04/15/31 (144A)	1,800,000	1,822,569
Level 3 Financing, Inc.
4.875%, 06/15/29 (144A)	1,418,643	808,702
10.500%, 04/15/29 (144A)	2,348,000	2,342,130
10.500%, 05/15/30 (144A)	2,837,000	2,809,805
10.750%, 12/15/30 (144A)	83,000	82,792
11.000%, 11/15/29 (144A) (a)	2,550,611	2,610,048
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31 (144A)	301,000	319,060
Lorca Telecom Bondco SA
4.000%, 09/18/27 (EUR)	100,000	104,434
5.750%, 04/30/29 (EUR)	236,000	258,461
Lumen Technologies, Inc.
4.125%, 04/15/29 (144A)	511,275	332,362
4.125%, 04/15/30 (144A)	511,275	319,598
Sable International Finance Ltd.
5.750%, 09/07/27 (144A) (a)	273,000	262,068
SoftBank Group Corp.
2.125%, 07/06/24 (EUR)	100,000	107,001
3.875%, 07/06/32 (EUR)	200,000	191,700
4.500%, 04/20/25 (EUR)	200,000	213,922
5.375%, 01/08/29 (EUR)	100,000	106,497
5.750%, 07/08/32 (EUR)	100,000	106,443
Telecom Italia Capital SA
6.000%, 09/30/34 (144A)	1,632,000	1,544,500
7.200%, 07/18/36 (144A)	1,168,000	1,203,741
Telefonica Europe BV
5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (EUR) (b)	100,000	109,532
6.135%, 7Y EUR Swap + 3.347%, 02/03/30 (EUR) (b)	200,000	224,350
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	116,194
7.125%, 6Y EUR Swap + 4.322%, 08/23/28 (EUR) (b)	100,000	116,175
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A) (a)	332,000	280,394
Vmed O2 U.K. Financing I PLC
4.000%, 01/31/29 (GBP)	100,000	109,281
4.250%, 01/31/31 (144A)	213,000	176,764
4.500%, 07/15/31 (GBP)	134,000	139,704
4.750%, 07/15/31 (144A)	673,000	567,592
7.750%, 04/15/32 (144A)	515,000	502,352
Vodafone Group PLC
2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	102,952
3.000%, 5Y EUR Swap + 3.477%, 08/27/80 (EUR) (b)	100,000	96,756
See accompanying notes to financial statements.
BHFTI-106

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Vodafone Group PLC
6.500%, 5Y EUR Swap + 3.489%, 08/30/84 (EUR) (b)	125,000	$143,742
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.750%, 08/15/28 (144A)	582,000	548,270
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A) (a)	7,899,000	6,317,350
6.125%, 03/01/28 (144A)	1,425,000	954,115
		39,652,756
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
6.200%, 10/01/40	238,000	234,594
Transportation — 0.3%
Brightline East LLC
11.000%, 01/31/30 (144A) (a)	584,000	532,529
Genesee & Wyoming, Inc.
6.250%, 04/15/32 (144A)	1,166,000	1,161,632
GN Bondco LLC
9.500%, 10/15/31 (144A) (a)	536,000	499,594
Mobico Group PLC
4.250%, 5Y UKG + 4.135%, 11/26/25 (GBP) (b)	106,000	121,286
Poste Italiane SpA
2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	140,932
Rand Parent LLC
8.500%, 02/15/30 (144A) (a)	74,000	74,918
SGL Group ApS
8.647%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (b)	100,000	107,901
		2,638,792
Trucking & Leasing — 0.9%
Fortress Transportation & Infrastructure Investors LLC
5.500%, 05/01/28 (144A) (a)	1,622,000	1,572,603
7.000%, 05/01/31 (144A)	2,683,000	2,741,108
7.000%, 06/15/32 (144A)	1,694,000	1,717,964
7.875%, 12/01/30 (144A)	2,028,000	2,121,550
		8,153,225
Total Corporate Bonds & Notes (Cost $819,789,750)		817,094,925

Floating Rate Loans (h)—10.6%
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc.
2024 CCIBV Fixed Term Loan, 15.000%, 3M TSFR + 7.500%, 08/12/27	2,737,000	2,675,417
2024 Term Loan, 9.458%, 1M TSFR + 4.000%, 08/23/28	1,508,405	1,512,715
		4,188,132
Aerospace/Defense — 0.1%
Bleriot U.S. Bidco, Inc.
2023 Term Loan B, 10/31/30 (i)	301,000	302,768
Dynasty Acquisition Co., Inc.
2024 Term Loan B1, 8.844%, 1M TSFR + 3.500%, 08/24/28	236,125	237,365
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Dynasty Acquisition Co., Inc.
2024 Term Loan B2, 8.844%, 1M TSFR + 3.500%, 08/24/28	91,044	$91,522
Kaman Corp.
2024 Term Loan, 8.827%, 3M TSFR + 3.500%, 04/21/31	352,000	354,200
		985,855
Airlines — 0.1%
American Airlines, Inc.
2021 Term Loan, 10.336%, 3M TSFR + 4.750%, 04/20/28	836,822	865,326
Auto Parts & Equipment — 0.0%
Tenneco, Inc.
2022 Term Loan B, 10.426% - 10.435%, 3M TSFR + 5.000%, 11/17/28 (j)	360,800	346,916
Banks — 0.0%
Chrysaor Bidco Sarl
USD Delayed Draw Term Loan, 05/14/31 (i)	3,305	3,323
USD Term Loan B, 05/14/31 (i)	44,684	44,936
		48,259
Building Materials — 0.1%
Chamberlain Group, Inc.
2024 Incremental Term Loan B, 8.844%, 1M TSFR + 3.500%, 11/03/28	410,970	412,640
Cornerstone Building Brands, Inc.
2024 Term Loan B, 9.829%, 1M TSFR + 4.500%, 05/02/31	204,000	203,150
Emrld Borrower LP
2024 Term Loan B, 06/18/31 (i)	326,000	326,713
		942,503
Chemicals — 0.4%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 13.194%, 1M TSFR + 7.750%, 11/24/28	237,600	227,725
Chemours Co.
2023 USD Term Loan B, 8.845%, 1M TSFR + 3.500%, 08/18/28	521,022	519,720
Discovery Purchaser Corp.
Term Loan, 9.681%, 3M TSFR + 4.375%, 10/04/29	1,360,363	1,360,150
Lonza Group AG
USD Term Loan B, 9.270%, 3M TSFR + 3.925%, 07/03/28	374,893	364,057
Momentive Performance Materials, Inc.
2023 Term Loan, 9.844%, 1M TSFR + 4.500%, 03/29/28	974,025	969,966
Nouryon Finance BV
2024 Incremental Term Loan B, 8.829%, 1M TSFR + 3.500%, 04/03/28	34,000	34,144
2024 USD Term Loan B, 8.826%, 3M TSFR + 3.500%, 04/03/28	106,973	107,463
Olympus Water U.S. Holding Corp.
Term Loan, 06/23/31 (i)	3,997	4,009
		3,587,234
See accompanying notes to financial statements.
BHFTI-107

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Commercial Services — 0.7%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.194%, 1M TSFR + 3.750%, 05/12/28	953,549	$951,106
APi Group DE, Inc.
2024 Term Loan B, 7.344%, 1M TSFR + 2.000%, 12/18/28	114,999	115,035
AVSC Holding Corp.
2018 2nd Lien Term Loan, 12.708%, 1M TSFR + 7.250%, 09/01/25	328,784	316,728
Crash Champions LLC
2024 Term Loan B, 10.079%, 3M TSFR + 4.750%, 02/23/29	651,000	653,441
Ensemble RCM LLC
2024 Term Loan B, 08/01/29 (i)	506,000	505,156
Galaxy U.S. Opco, Inc.
Term Loan, 10.080%, 3M TSFR + 4.750%, 04/29/29	341,795	278,848
Grant Thornton Advisors LLC
Term Loan B, 8.597%, 3M TSFR + 3.250%, 06/02/31	778,000	781,404
OMNIA Partners LLC
2024 Term Loan B, 8.574%, 3M TSFR + 3.250%, 07/25/30	156,310	156,603
PECF USS Intermediate Holding III Corp.
Term Loan B, 9.694% - 9.841%, 1M TSFR + 4.250%,3M TSFR + 4.250%, 12/15/28 (j)	318,252	208,986
PG Investment Co. 59 SARL
Term Loan B, 8.835%, 3M TSFR + 3.500%, 03/26/31	558,000	562,272
TruGreen LP
2020 2nd Lien Term Loan, 14.091%, 3M TSFR + 8.500%, 11/02/28	83,367	64,818
Wand NewCo 3, Inc.
2024 Term Loan B, 9.094%, 1M TSFR + 3.750%, 01/30/31	2,089,000	2,104,885
		6,699,282
Computers — 0.4%
Atlas CC Acquisition Corp.
Term Loan B, 9.859%, 3M TSFR + 4.250%, 05/25/28	359,676	266,545
Term Loan C, 9.859%, 3M TSFR + 4.250%, 05/25/28	72,729	53,897
Fortress Intermediate 3, Inc.
Term Loan B, 05/09/31 (i)	1,801,000	1,805,503
McAfee LLC
2024 USD Term Loan B, 8.579%, 1M TSFR + 3.250%, 03/01/29	394,726	394,726
Peraton Corp.
2nd Lien Term Loan B1, 13.177%, 3M TSFR + 7.750%, 02/01/29	1,532,017	1,542,139
		4,062,810
Cosmetics/Personal Care — 0.1%
KDC/ONE Development Corp., Inc.
2024 USD Term Loan B, 9.829%, 3M TSFR + 4.500%, 08/15/28	531,668	533,080
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc.
2024 Term Loan, 9.344%, 1M TSFR + 4.000%, 12/11/28	328,178	328,864
Gates Global LLC
2024 Term Loan B5, 06/04/31 (i)	515,995	517,178
		846,042
Security Description	Principal Amount*	Value

Diversified Financial Services — 0.1%
CPI Holdco B LLC
Term Loan, 7.344%, 1M TSFR + 2.000%, 05/17/31	549,000	$548,657
Deerfield Dakota Holding LLC
2020 USD Term Loan B, 9.085%, 3M TSFR + 3.750%, 04/09/27	95,051	95,148
2021 USD 2nd Lien Term Loan, 12.321%, 3M TSFR + 6.750%, 04/07/28	558,000	559,395
		1,203,200
Electronics — 0.0%
Roper Industrial Products Investment Co. LLC
2023 USD Term Loan, 8.579%, 3M TSFR + 4.000%, 11/22/29	142,342	143,076
Engineering & Construction — 0.4%
Brand Industrial Services, Inc.
2024 Term Loan B, 9.827%, 3M TSFR + 4.500%, 08/01/30	2,492,602	2,503,285
Brown Group Holding LLC
2022 Incremental Term Loan B2, 8.329% - 8.347%, 3M TSFR + 3.000%, 07/02/29 (j)	171,570	171,689
Chromalloy Corp.
2024 Term Loan B, 9.058%, 3M TSFR + 3.750%, 03/27/31	831,000	834,532
KKR Apple Bidco LLC
2022 Incremental Term Loan, 8.844%, 1M TSFR + 3.500%, 09/22/28	135,291	135,830
		3,645,336
Entertainment — 0.2%
Cedar Fair LP
2024 Term Loan B, 05/01/31 (i)	357,000	356,777
GVC Holdings Ltd.
2024 USD Term Loan B, 8.014%, 6M TSFR + 2.750%, 10/31/29	517,040	518,736
Motion Finco SARL
2024 USD Term Loan B, 8.835%, 3M TSFR + 3.500%, 11/12/29	483,784	484,439
OVG Business Services LLC
2024 Term Loan B, 06/14/31 (i)	244,000	243,848
		1,603,800
Environmental Control — 0.0%
GFL Environmental, Inc.
2023 First Lien Term Loan, 06/27/31 (i)	306,000	306,765
Food — 0.1%
Chobani LLC
2023 Incremental Term Loan, 9.080%, 1M TSFR + 3.750%, 10/25/27	631,825	635,379
Healthcare-Products — 0.4%
Bausch & Lomb Corp.
2023 Incremental Term Loan, 9.344%, 1M TSFR + 4.000%, 09/29/28	563,740	561,097
Term Loan, 8.689%, 1M TSFR + 3.250%, 05/10/27	1,347,776	1,335,421
Medline Borrower LP
2024 USD Add-on Term Loan B, 10/23/28 (i)	1,362,000	1,363,703
See accompanying notes to financial statements.
BHFTI-108

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Sotera Health Holdings LLC
2024 Term Loan B, 8.594%, 1M TSFR + 3.250%, 05/30/31	507,000	$506,366
		3,766,587
Healthcare-Services — 0.3%
Concentra Health Services, Inc.
Term Loan B, 06/26/31 (i)	114,000	114,427
LifePoint Health, Inc.
2024 Incremental Term Loan B, 9.329%, 3M TSFR + 4.000%, 05/17/31	521,000	522,384
2024 Term Loan B, 10.056%, 3M TSFR + 4.750%, 11/16/28	314,745	316,819
Parexel International Corp.
2021 1st Lien Term Loan, 8.708%, 1M TSFR + 3.250%, 11/15/28	247,733	248,404
Quorum Health Corp.
2020 Term Loan, 13.647%, 3M TSFR + 8.250%, 04/29/25	592,807	451,274
Star Parent, Inc.
Term Loan B, 9.085%, 3M TSFR + 4.000%, 09/27/30	1,043,631	1,044,121
Surgery Center Holdings, Inc.
2023 Term Loan B, 8.830%, 1 M TSFR + 3.500%, 12/19/30	275,638	276,690
		2,974,119
Holding Companies-Diversified — 0.1%
Forward Air Corp.
Term Loan B, 9.830%, 1M TSFR + 4.500%, 12/19/30	527,609	494,238
Housewares — 0.2%
Solis IV BV
USD Term Loan B1, 8.836%, 3M TSFR + 3.500%, 02/26/29	590,364	587,096
Springs Windows Fashions LLC
2021 Term Loan B, 9.458%, 1M TSFR + 4.000%, 10/06/28	1,134,878	972,513
		1,559,609
Insurance — 0.6%
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.844%, 1M TSFR + 3.500%, 02/14/31	896,752	900,115
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 02/24/28 (i)	224,990	225,537
Truist Insurance Holdings LLC
1st Lien Term Loan, 8.585%, 3M TSFR + 3.250%, 05/06/31	1,427,000	1,432,351
2nd Lien Term Loan, 10.085%, 3M TSFR + 4.750%, 05/06/32	3,445,000	3,521,076
		6,079,079
Internet — 0.5%
CNT Holdings I Corp.
2020 Term Loan, 8.830%, 3M TSFR + 3.500%, 11/08/27	542,275	544,384
MH Sub I LLC
2021 2nd Lien Term Loan, 9.594%, 1M TSFR + 6.250%, 02/23/29	129,000	128,862
2023 Term Loan, 9.594%, 1M TSFR + 4.250%, 05/03/28	1,951,743	1,952,519
Proofpoint, Inc.
2024 Term Loan, 8.344%, 1M TSFR + 3.000%, 08/31/28	402,957	403,825
Security Description	Principal Amount*	Value

Internet—(Continued)
PUG LLC
2024 Extended Term Loan B, 10.094%, 1M TSFR + 4.750%, 03/15/30	1,688,230	$1,691,396
		4,720,986
Investment Companies — 0.0%
Wec U.S. Holdings Ltd.
2024 Term Loan, 8.094%, 1M TSFR + 2.750%, 01/27/31	344,000	344,795
Leisure Time — 0.1%
City Football Group Ltd.
Term Loan, 07/21/28 (i)	547,247	544,696
Sabre GLBL, Inc.
2021 Term Loan B1, 8.958%, 1M TSFR + 3.500%, 12/17/27	124,197	112,026
2021 Term Loan B2, 8.958%, 1M TSFR + 3.500%, 12/17/27	195,745	176,562
		833,284
Machinery-Diversified — 0.6%
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 9.345%, 3M TSFR + 4.000%, 03/25/31	373,470	374,637
SPX Flow, Inc.
2024 Term Loan B, 8.844%, 1M TSFR + 3.500%, 04/05/29	828,725	834,501
Titan Acquisition Ltd.
2024 Term Loan B, 10.326%, 6M TSFR + 5.000%, 02/15/29	2,494,767	2,504,122
TK Elevator U.S. Newco, Inc.
USD Term Loan B, 8.791%, 3M TSFR + 3.500%, 04/30/30	2,294,466	2,309,883
		6,023,143
Media — 0.2%
CSC Holdings LLC
2019 Term Loan B5, 7.943%, 1M TSFR + 2.500%, 04/15/27	473,951	395,495
2022 Term Loan B6, 9.829%, 1M TSFR + 4.500%, 01/18/28	524,847	505,690
Directv Financing LLC
2024 Term Loan, 10.708%, 1M TSFR + 5.250%, 08/02/29	288,404	287,430
Gray Television, Inc.
2024 Term Loan B, 10.580%, 3M TSFR + 5.250%, 06/04/29	375,000	357,000
Radiate Holdco LLC
2021 Term Loan B, 8.708%, 1M TSFR + 3.250%, 09/25/26	566,422	461,068
Univision Communications, Inc.
2024 Term Loan B, 8.845%, 3M TSFR + 3.500%, 01/23/29	196,089	194,251
		2,200,934
Oil & Gas Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, 8.444%, 1M TSFR + 3.000%, 06/30/27	31,220	17,951
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co.
2024 Term Loan B, 8.829%, 1M TSFR + 3.500%, 04/15/27	389,994	390,939
See accompanying notes to financial statements.
BHFTI-109

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Trident TPI Holdings, Inc.
2024 Term Loan B6, 9.302%, 3M TSFR + 4.000%, 09/15/28	328,398	$329,270
		720,209
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC
2023 Term Loan B, 10.844%, 1M TSFR + 5.500%, 05/04/28	184,170	185,589
Bausch Health Cos., Inc.
2022 Term Loan B, 02/01/27 (i)	1,200,800	1,098,357
Endo Luxembourg Finance Co. I SARL
2024 Term Loan B, 9.826%, 3M TSFR + 4.500%, 04/23/31	1,194,000	1,192,880
Gainwell Acquisition Corp.
Term Loan B, 9.435%, 3M TSFR + 4.000%, 10/01/27	957,655	924,425
Organon & Co.
2024 USD Term Loan B, 7.829%, 1M TSFR + 2.500%, 05/19/31	208,984	209,637
		3,610,888
Pipelines — 0.2%
New Fortress Energy, Inc.
Term Loan, 10.330%, 3M TSFR + 5.000%, 10/27/28	1,836,863	1,789,794
NGL Energy Partners LP
2024 Term Loan B, 9.844%, 1M TSFR + 4.500%, 02/02/31	459,848	462,003
		2,251,797
Real Estate — 0.1%
CoreLogic, Inc.
2nd Lien Term Loan, 11.958%, 1M TSFR + 6.500%, 06/04/29	524,226	514,397
Term Loan, 8.958%, 1M TSFR + 3.500%, 06/02/28	333,711	328,496
Cushman & Wakefield U.S. Borrower LLC
2024 Term Loan, 9.094%, 1M TSFR + 3.750%, 01/31/30	221,191	222,851
		1,065,744
Retail — 0.3%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 09/20/30 (i)	603,000	601,492
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 9.330% - 9.345%, 1M TSFR + 4.000%,3M TSFR + 4.000%, 01/29/31 (j)	230,423	229,811
Gulfside Supply, Inc.
Term Loan B, 05/29/31 (i)	151,000	151,094
PetSmart, Inc.
2021 Term Loan B, 9.194%, 1M TSFR + 3.750%, 02/11/28	790,698	789,356
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (i)	378,999	379,912
Term Loan B, 9.096%, 1M TSFR + 3.750%, 10/19/27	191,796	192,287
		2,343,952
Software — 2.8%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 10.585%, 3M TSFR + 5.250%, 02/23/32	514,000	532,874
Security Description	Principal Amount*	Value

Software—(Continued)
Ascend Learning LLC
2021 2nd Lien Term Loan, 11.194%, 1M TSFR + 5.750%, 12/10/29	345,000	$338,387
2021 Term Loan, 8.944%, 1M TSFR + 3.500%, 12/11/28	413,217	413,586
Athenahealth Group, Inc.
2022 Term Loan B, 8.594%, 1M TSFR + 3.250%, 02/15/29	4,234,964	4,225,698
Banff Merger Sub, Inc.
2023 USD Term Loan, 9.344%, 1M TSFR + 4.250%, 12/29/28	872,250	874,898
Cast & Crew Payroll LLC
2021 Incremental Term Loan, 12/29/28 (i)	409,000	409,562
Central Parent, Inc.
2024 Term Loan B, 8.585%, 07/06/29 (i)	304,544	300,856
Cloud Software Group, Inc.
2024 Term Loan, 9.835%, 3M TSFR + 4.500%, 03/21/31	1,017,000	1,021,449
2024 USD Term Loan B, 9.345%, 1M TSFR + 4.000%, 03/30/29	969,801	970,206
Cloudera, Inc.
2021 Second Lien Term Loan, 11.444%, 1M TSFR + 6.000%, 10/08/29	941,564	936,268
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 1M TSFR + 7.625%, 05/01/31	7,136,500	7,109,738
Genesys Cloud Services Holdings II LLC
Term Loan B, 9.208%, 1M TSFR + 3.750%, 12/01/27	524,685	528,839
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.526%, 1M TSFR + 3.250%, 06/17/31	741,000	735,443
Modena Buyer LLC
Term Loan, 04/18/31 (i)	943,000	921,635
Planview Parent, Inc.
2nd Lien Term Loan, 12.595%, 3M TSFR + 7.250%, 12/18/28	376,973	378,185
Polaris Newco LLC
USD Term Loan B, 9.591%, 3M TSFR + 4.000%, 06/02/28	606,064	606,478
Press Ganey Holdings, Inc.
2024 Term Loan B, 8.845%, 1M TSFR + 3.500%, 04/30/31	341,000	341,213
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.072%, 3M TSFR + 3.750%, 10/28/30	403,046	404,835
Realpage, Inc.
2nd Lien Term Loan, 11.958%, 1M TSFR + 6.500%, 04/23/29	1,610,154	1,573,925
Sophia LP
2020 2nd Lien Term Loan, 13.444%, 1M TSFR + 8.000%, 10/09/28	1,150,963	1,156,718
2024 Term Loan B, 8.944%, 1M TSFR + 3.500%, 10/09/29	346,815	348,802
Sovos Compliance LLC
2021 Term Loan, 9.958%, 1M TSFR + 4.500%, 08/11/28	464,751	461,149
SS&C Technologies, Inc.
2024 Term Loan B8, 7.345%, 1M TSFR + 2.000%, 05/09/31	936,595	938,887
UKG, Inc.
2024 Term Loan B, 8.576%, 1M TSFR + 3.250%, 02/10/31	933,000	937,568
VS Buyer LLC
2024 Term Loan B, 8.581%, 1M TSFR + 3.250%, 04/14/31	307,993	309,020
		26,776,219
See accompanying notes to financial statements.
BHFTI-110

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Telecommunications — 0.4%
Altice France SA
2023 USD Term Loan B14, 10.829%, 3M TSFR + 5.500%, 08/15/28	282,483	$208,375
Connect Finco SARL
2024 Extended Term Loan B, 9.844%, 1M TSFR + 4.500%, 09/27/29	61,284	57,913
Delta TopCo, Inc.
2024 2nd Lien Term Loan, 10.596%, 1M TSFR + 5.250%, 11/30/29	159,000	160,424
2024 Term Loan, 8.846%, 3M TSFR + 3.500%, 11/30/29	792,000	792,577
Digicel International Finance Ltd.
2024 Term Loan, 12.075%, 3M TSFR + 6.750%, 05/25/27	1,585,463	1,541,862
Frontier Communications Holdings LLC
2024 Term Loan B, 06/20/31 (i)	202,000	202,505
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 11.904%, 1M TSFR + 6.560%, 04/15/29	158,917	156,004
2024 Extended Term Loan B2, 11.904%, 1M TSFR + 6.560%, 04/15/30	160,083	155,933
Lumen Technologies, Inc.
2024 Term Loan A, 06/01/28 (i)	138,905	116,333
ViaSat, Inc.
2023 Term Loan, 9.941%, 1M TSFR + 4.500%, 05/30/30	536,459	479,684
Windstream Services LLC
2020 Exit Term Loan B, 11.679%, 1M TSFR + 6.250%, 09/21/27	341,096	341,665
Zayo Group Holdings, Inc.
USD Term Loan, 8.458%, 1M TSFR + 3.000%, 03/09/27	35,878	31,339
		4,244,614
Transportation — 0.1%
Genesee & Wyoming, Inc.
2024 Term Loan B, 7.335%, 3M TSFR + 2.000%, 04/10/31	1,228,000	1,228,377
Total Floating Rate Loans (Cost $101,647,525)		101,899,520

Convertible Bonds—1.0%
Commercial Services — 0.2%
Global Payments, Inc.
1.500%, 03/01/31 (144A)	1,477,000	1,352,193
Nexi SpA
Zero Coupon, 02/24/28 (EUR)	100,000	91,294
Worldline SA
Zero Coupon, 07/30/26 (EUR)	155,744	154,006
		1,597,493
Computers — 0.0%
Atos SE
Zero Coupon, 11/06/24 (EUR) †	100,000	13,922
Diversified Financial Services — 0.1%
JPMorgan Chase Financial Co. LLC
0.500%, 06/15/27	543,000	576,395
Security Description	Principal Amount*/ Shares	Value

Electric — 0.2%
FirstEnergy Corp.
4.000%, 05/01/26	1,733,000	$1,713,937
PG&E Corp.
4.250%, 12/01/27 (144A)	612,000	617,202
		2,331,139
Energy-Alternate Sources — 0.1%
NextEra Energy Partners LP
Zero Coupon, 11/15/25 (144A)	826,000	745,878
2.500%, 06/15/26 (144A)	549,000	500,964
		1,246,842
Engineering & Construction — 0.0%
Cellnex Telecom SA
0.750%, 11/20/31 (EUR)	100,000	87,641
2.125%, 08/11/30 (EUR)	200,000	213,555
		301,196
Home Builders — 0.0%
Meritage Homes Corp.
1.750%, 05/15/28 (144A)	71,000	70,503
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
3.375%, 06/01/29 (144A)	514,000	494,982
Internet — 0.2%
Uber Technologies, Inc.
Zero Coupon, 12/15/25	185,000	198,320
0.875%, 12/01/28 (144A)	1,058,000	1,257,962
		1,456,282
Media — 0.1%
Cable One, Inc.
Zero Coupon, 03/15/26	230,000	201,250
1.125%, 03/15/28	818,000	607,184
		808,434
Semiconductors — 0.1%
MKS Instruments, Inc.
1.250%, 06/01/30 (144A)	664,000	706,952
Total Convertible Bonds (Cost $10,048,258)		9,604,140

Common Stocks—0.6%
Building Products — 0.1%
JELD-WEN Holding, Inc. (k)	34,708	467,517
Containers & Packaging — 0.0%
Ardagh Metal Packaging SA	43,757	148,774
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc. (a) (k)	1,095	1,840
See accompanying notes to financial statements.
BHFTI-111

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services — 0.1%
Avantor, Inc. (a) (k)	36,080	$764,896
Metals & Mining — 0.1%
Constellium SE (k)	71,641	1,350,433
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP (k)	71,657	362,584
Real Estate Management & Development — 0.0%
ADLER Group SA (k)	7,564	1,309
Specialized REITs — 0.3%
Crown Castle, Inc.	4,753	464,368
VICI Properties, Inc.	74,780	2,141,744
		2,606,112
Total Common Stocks (Cost $5,873,685)		5,703,465

Escrow Shares—0.0%
Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc. (Cost $0)	2,229,000	669

Short-Term Investments—1.2%
Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $11,086,012; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/26, with a market value of $11,303,940	11,082,087	11,082,087
Total Short-Term Investments (Cost $11,082,087)		11,082,087

Securities Lending Reinvestments (l)—9.6%
Certificates of Deposit—1.6%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (b)	1,000,000	1,000,533
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (b)	1,000,000	1,000,005
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (b)	1,000,000	1,000,141
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (b)	1,000,000	1,000,045
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (b)	1,000,000	1,000,282
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
5.515%, 10/17/24	1,000,000	1,000,045
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/13/24	1,000,000	988,500
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (b)	1,000,000	1,000,259
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (b)	2,000,000	$2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (b)	1,000,000	1,000,218
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (b)	1,000,000	1,000,772
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (b)	1,000,000	1,000,759
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (b)	1,000,000	1,001,007
		14,971,440
Commercial Paper—0.3%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (b)	1,000,000	999,799
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (b)	1,000,000	1,000,192
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (b)	1,000,000	999,943
		2,999,934
Repurchase Agreements—6.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $10,004,542; collateralized by various Common Stock with an aggregate market value of $11,151,377	10,000,000	10,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $6,002,740; collateralized by various Common Stock with an aggregate market value of $6,690,826	6,000,000	6,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $10,322,140; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $10,523,918	10,317,566	10,317,566
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $1,001,060; collateralized by various Common Stock with an aggregate market value of $1,115,485	1,000,000	1,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,346,502	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $5,002,288; collateralized by various Common Stock with an aggregate market value of $5,577,522	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $9,004,065; collateralized by various Common Stock with an aggregate market value of $10,018,147	9,000,000	9,000,000
See accompanying notes to financial statements.
BHFTI-112

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $5,003,792; collateralized by various Common Stock with an aggregate market value of $5,565,637	5,000,000	$5,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $14,606,595; collateralized by various Common Stock with an aggregate market value of $16,067,254	14,600,000	14,600,000
		63,917,566

Mutual Funds—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (m)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (m)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (m)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (m)	4,000,000	4,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (m)	1,000,000	1,000,000
		10,000,000
Total Securities Lending Reinvestments (Cost $91,886,006)		91,888,940
Total Investments—108.6% (Cost $1,040,327,311)		1,037,273,746
Other assets and liabilities (net)—(8.6)%		(82,517,991)
Net Assets—100.0%		$954,755,755

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was
$1,157,723, which is 0.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $121,831,285 and the collateral received consisted of cash in the amount of $91,864,122 and non-cash collateral with a value of $33,515,048. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	This loan will settle after June 30, 2024, at which time the interest rate will be determined.
(j)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2024.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(m)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$728,040,161, which is 76.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Atos SE, 1.750%, 05/07/25	06/12/24	$100,000	$34,489	$12,787
Atos SE, Zero Coupon, 11/06/24	08/01/23	100,000	105,618	13,922
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	320,000	320,000	327,653
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 04/01/26	03/19/21	309,000	309,000	305,273
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 09/01/25	11/09/20-03/17/21	576,000	576,000	498,088
				$1,157,723
See accompanying notes to financial statements.
BHFTI-113

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$357,152,860	$0	$319,333,273
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(252,968)	$—	$—	$—	$(252,968)
Corporate Bonds & Notes	(91,611,154)	—	—	—	(91,611,154)
Total Borrowings	$(91,864,122)	$—	$—	$—	$(91,864,122)
Gross amount of recognized liabilities for securities lending transactions					$(91,864,122)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	99,000	DBAG	07/03/24	USD	106,007	$22
EUR	77,000	UBSA	07/02/24	USD	82,580	(117)
EUR	79,000	UBSA	07/02/24	USD	84,593	12

Contracts to Deliver
EUR	14,409,588	BNP	09/18/24	USD	15,513,233	23,725
EUR	99,000	DBAG	09/18/24	USD	106,398	(22)
EUR	9,358,412	TDB	09/18/24	USD	10,071,884	12,110
EUR	79,000	UBSA	09/18/24	USD	84,908	(13)
EUR	77,000	UBSA	09/18/24	USD	82,887	117
GBP	881,000	CBNA	09/18/24	USD	1,117,500	3,193
GBP	730,000	HSBC	09/18/24	USD	926,239	2,921
GBP	845,000	JPMC	09/18/24	USD	1,071,401	2,628
GBP	650,000	SCB	09/18/24	USD	824,414	2,281
Net Unrealized Appreciation						$46,857
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	09/30/24	116	USD	12,363,062	$82,118

Futures Contracts—Short
U.S. Treasury Long Bond Futures	09/19/24	(14)	USD	(1,656,375)	(12,618)
U.S. Treasury Ultra Long Bond Futures	09/19/24	(7)	USD	(877,406)	(8,758)
Net Unrealized Appreciation					$60,742
See accompanying notes to financial statements.
BHFTI-114

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.42.V1	5.000%	Quarterly	06/20/29	3.448%	USD	9,000,000	$564,525	$590,840	$(26,315)
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	6.132%	EUR	1,762	$(57)	$(267)	$210
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	6.132%	EUR	4,952	(161)	(751)	590
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	CBNA	6.132%	EUR	1,437	(47)	(224)	177
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	JPMC	6.132%	EUR	1,849	(60)	(286)	226
CMA CGM SA 5.250%, due 01/15/25	5.000%	Quarterly	06/20/27	MSIP	1.083%	EUR	77,000	9,082	11,683	(2,601)
Forvia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/20/29	BBP	2.652%	EUR	55,000	6,003	7,225	(1,222)
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	06/20/25	CBNA	0.286%	EUR	10,755	80	(416)	496
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	12/20/25	JPMC	1.590%	EUR	30,000	1,572	1,491	81
Totals								$16,412	$18,455	$(2,043)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	12/20/24	MSIP	Markit iBoxx USD Liquid High Yield Index	USD	19,179,000	$98,365	$(59)	$98,424
Pay	3M SOFR	Quarterly	03/20/25	MSIP	Markit iBoxx USD Liquid High Yield Index	USD	17,951,000	(13,412)	(56)	(13,356)
Pay	3M SOFR	Quarterly	12/20/24	MSIP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD	9,555,000	9,813	(29)	9,842
Totals								$94,766	$(144)	$94,910

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Cash in the amount of $40,000 has been received at the custodian bank and held as collateral for OTC swap contracts.
See accompanying notes to financial statements.
BHFTI-115

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$124,915	OTC swap contracts at market value (a)	$13,737
			Unrealized depreciation on centrally cleared swap contracts (b) (c)	26,315
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	47,009	Unrealized depreciation on forward foreign currency exchange contracts	152
Interest Rate	Unrealized appreciation on futures contracts (c) (d)	82,118	Unrealized depreciation on futures contracts (c) (d)	21,376
Total		$254,042		$61,580

(a)	Excludes OTC swap interest receivable of $284 and OTC swap interest payable of $321,985.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$6,003	$(218)	$—	$5,785
BNP Paribas SA	23,725	—	—	23,725
Citibank NA	3,273	(47)	(3,226)	—
Deutsche Bank AG	22	(22)	—	—
HSBC Bank PLC	2,921	—	—	2,921
JPMorgan Chase Bank NA	4,200	(60)	(4,140)	—
Morgan Stanley & Co. International PLC	117,260	(13,412)	(20,000)	83,848
Standard Chartered Bank	2,281	—	—	2,281
Toronto Dominion Bank	12,110	—	—	12,110
UBS AG	129	(129)	—	—
	$171,924	$(13,888)	$(27,366)	$130,670
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$218	$(218)	$—	$—
Citibank NA	47	(47)	—	—
Deutsche Bank AG	22	(22)	—	—
JPMorgan Chase Bank NA	60	(60)	—	—
Morgan Stanley & Co. International PLC	13,412	(13,412)	—	—
UBS AG	130	(129)	—	1
	$13,889	$(13,888)	$—	$1

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTI-116

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(1,265)	$—	$(233,691)	$—	$(234,956)
Forward foreign currency transactions	—	—	—	774,432	774,432
Futures contracts	(204,142)	—	(139,488)	—	(343,630)
Swap contracts	—	314,480	—	—	314,480
Written options	610	—	65,081	—	65,691
	$(204,797)	$314,480	$(308,098)	$774,432	$576,017

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$—	$—	$86,969	$—	$86,969
Forward foreign currency transactions	—	—	—	275,034	275,034
Futures contracts	(252,591)	—	—	—	(252,591)
Swap contracts	—	(336,821)	—	—	(336,821)
Written options	—	—	(26,927)	—	(26,927)
	$(252,591)	$(336,821)	$60,042	$275,034	$(254,336)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$24,767
Forward foreign currency transactions	29,210,987
Futures contracts long	12,879,688
Futures contracts short	(1,893,758)
Swap contracts	21,002,211
Written options	(24,767)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$14,044,149	$—	$14,044,149
Aerospace/Defense	—	34,720,989	—	34,720,989
Agriculture	—	635,289	—	635,289
Airlines	—	4,032,636	—	4,032,636
Apparel	—	1,371,231	—	1,371,231
Auto Manufacturers	—	2,190,150	—	2,190,150
Auto Parts & Equipment	—	10,329,871	—	10,329,871
Banks	—	23,396,846	—	23,396,846
Biotechnology	—	116,992	—	116,992
Building Materials	—	15,890,758	—	15,890,758
Chemicals	—	20,778,118	—	20,778,118
Commercial Services	—	38,998,216	—	38,998,216
Computers	—	8,428,699	—	8,428,699
Cosmetics/Personal Care	—	872,900	—	872,900
Distribution/Wholesale	—	3,102,982	—	3,102,982
Diversified Financial Services	—	25,299,493	—	25,299,493
Electric	—	16,748,707	—	16,748,707
Electrical Components & Equipment	—	1,030,396	—	1,030,396
See accompanying notes to financial statements.
BHFTI-117

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Electronics	$—	$4,453,394	$—	$4,453,394
Engineering & Construction	—	6,077,958	—	6,077,958
Entertainment	—	27,297,802	—	27,297,802
Environmental Control	—	11,072,532	—	11,072,532
Food	—	12,870,519	—	12,870,519
Food Service	—	901,990	—	901,990
Forest Products & Paper	—	101,230	—	101,230
Gas	—	979,630	—	979,630
Hand/Machine Tools	—	317,582	—	317,582
Healthcare-Products	—	11,614,306	—	11,614,306
Healthcare-Services	—	26,241,841	—	26,241,841
Holding Companies-Diversified	—	311,812	—	311,812
Home Builders	—	4,453,685	—	4,453,685
Home Furnishings	—	402,662	—	402,662
Household Products/Wares	—	943,244	—	943,244
Housewares	—	765,693	—	765,693
Insurance	—	58,426,248	—	58,426,248
Internet	—	8,016,249	—	8,016,249
Investment Companies	—	11,613,521	—	11,613,521
Iron/Steel	—	4,855,174	—	4,855,174
Leisure Time	—	19,256,530	—	19,256,530
Lodging	—	10,314,078	—	10,314,078
Machinery-Construction & Mining	—	2,780,913	—	2,780,913
Machinery-Diversified	—	11,235,497	—	11,235,497
Media	—	41,083,073	—	41,083,073
Metal Fabricate/Hardware	—	1,645,740	—	1,645,740
Mining	—	15,691,689	—	15,691,689
Miscellaneous Manufacturing	—	108,605	—	108,605
Office/Business Equipment	—	314,502	—	314,502
Oil & Gas	—	53,050,854	—	53,050,854
Oil & Gas Services	—	7,332,206	—	7,332,206
Packaging & Containers	—	24,094,773	—	24,094,773
Pharmaceuticals	—	8,347,764	—	8,347,764
Pipelines	—	49,963,350	—	49,963,350
Real Estate	—	6,414,880	0	6,414,880
Real Estate Investment Trusts	—	24,281,911	—	24,281,911
Retail	—	19,505,613	—	19,505,613
Semiconductors	—	2,926,763	—	2,926,763
Software	—	54,361,323	—	54,361,323
Telecommunications	—	39,652,756	—	39,652,756
Toys/Games/Hobbies	—	234,594	—	234,594
Transportation	—	2,638,792	—	2,638,792
Trucking & Leasing	—	8,153,225	—	8,153,225
Total Corporate Bonds & Notes	—	817,094,925	0	817,094,925
Total Floating Rate Loans*	—	101,899,520	—	101,899,520
Total Convertible Bonds*	—	9,604,140	—	9,604,140
Common Stocks
Building Products	467,517	—	—	467,517
Containers & Packaging	148,774	—	—	148,774
Energy Equipment & Services	1,840	—	—	1,840
Life Sciences Tools & Services	764,896	—	—	764,896
Metals & Mining	1,350,433	—	—	1,350,433
Oil, Gas & Consumable Fuels	362,584	—	—	362,584
Real Estate Management & Development	407	902	—	1,309
See accompanying notes to financial statements.
BHFTI-118

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Specialized REITs	$2,606,112	$—	$—	$2,606,112
Total Common Stocks	5,702,563	902	—	5,703,465
Total Escrow Shares*	—	669	—	669
Total Short-Term Investments*	—	11,082,087	—	11,082,087
Securities Lending Reinvestments
Certificates of Deposit	—	14,971,440	—	14,971,440
Commercial Paper	—	2,999,934	—	2,999,934
Repurchase Agreements	—	63,917,566	—	63,917,566
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	81,888,940	—	91,888,940
Total Investments	$15,702,563	$1,021,571,183	$0	$1,037,273,746
Collateral for Securities Loaned (Liability)	$—	$(91,864,122)	$—	$(91,864,122)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$47,009	$—	$47,009
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(152)	—	(152)
Total Forward Contracts	$—	$46,857	$—	$46,857
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$82,118	$—	$—	$82,118
Futures Contracts (Unrealized Depreciation)	(21,376)	—	—	(21,376)
Total Futures Contracts	$60,742	$—	$—	$60,742
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(26,315)	$—	$(26,315)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$124,915	$—	$124,915
OTC Swap Contracts at Value (Liabilities)	—	(13,737)	—	(13,737)
Total OTC Swap Contracts	$—	$111,178	$—	$111,178

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,044,523,553
Gross unrealized appreciation	18,684,241
Gross unrealized (depreciation)	(26,333,243)
Net unrealized appreciation (depreciation)	$(7,649,002)
See accompanying notes to financial statements.
BHFTI-119

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,037,273,746
Cash	4,967,145
Cash denominated in foreign currencies (c)	394,563
Cash collateral (d)	829,105
OTC swap contracts at market value (e)	124,915
Unrealized appreciation on forward foreign currency exchange contracts	47,009
Receivable for:
Investments sold	6,320,830
Fund shares sold	53,820
Principal paydowns	968
Dividends and interest	16,038,265
Interest on OTC swap contracts	284
Variation margin on futures contracts	14,787
Prepaid expenses	7,372
Total Assets	1,066,072,809
Liabilities
OTC swap contracts at market value (f)	13,737
Cash collateral for OTC swap contracts and forward foreign currency exchange contracts	40,000
Unrealized depreciation on forward foreign currency exchange contracts	152
Collateral for securities loaned	91,864,122
Payable for:
Investments purchased	17,284,519
Fund shares redeemed	765,980
Variation margin on centrally cleared swap contracts	2,854
Interest on OTC swap contracts	321,985
Accrued Expenses:
Management fees	449,654
Distribution and service fees	128,617
Deferred trustees’ fees	197,576
Other expenses	247,858
Total Liabilities	111,317,054
Net Assets	$954,755,755
Net Assets Consist of:
Paid in surplus	$1,017,098,750
Distributable earnings (Accumulated losses)	(62,342,995)
Net Assets	$954,755,755
Net Assets
Class A	$324,499,757
Class B	630,255,998
Capital Shares Outstanding*
Class A	45,448,662
Class B	89,934,941
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.14
Class B	7.01

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,040,327,311.
(b)	Includes securities loaned at value of $121,831,285.
(c)	Identified cost of cash denominated in foreign currencies was $393,906.
(d)	Includes collateral of $92,105 for futures contracts and $737,000 for centrally cleared swap contracts.
(e)	Net premium paid on OTC swap contracts was $19,895.
(f)	Net premium received on OTC swap contracts was $1,584.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$93,471
Interest	35,410,314
Securities lending income	173,156
Total investment income	35,676,941
Expenses
Management fees	2,816,917
Administration fees	30,785
Custodian and accounting fees	137,270
Distribution and service fees—Class B	769,078
Audit and tax services	44,833
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	18,584
Insurance	4,082
Miscellaneous	12,944
Total expenses	3,892,672
Less management fee waiver	(110,426)
Net expenses	3,782,246
Net Investment Income	31,894,695
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(4,563,680)
Purchased options	(234,956)
Futures contracts	(343,630)
Written options	65,691
Swap contracts	314,480
Foreign currency transactions	(75,747)
Forward foreign currency transactions	774,432
Net realized gain (loss)	(4,063,410)
Net change in unrealized appreciation (depreciation) on:
Investments	1,924,477
Purchased options	86,969
Futures contracts	(252,591)
Written options	(26,927)
Swap contracts	(336,821)
Foreign currency transactions	(10,327)
Forward foreign currency transactions	275,034
Net change in unrealized appreciation (depreciation)	1,659,814
Net realized and unrealized gain (loss)	(2,403,596)
Net Increase (Decrease) in Net Assets From Operations	$29,491,099

(a)	Net of foreign withholding taxes of $2,274.
See accompanying notes to financial statements.
BHFTI-120

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$31,894,695	$56,263,465
Net realized gain (loss)	(4,063,410)	(36,110,474)
Net change in unrealized appreciation (depreciation)	1,659,814	89,038,839
Increase (decrease) in net assets from operations	29,491,099	109,191,830
From Distributions to Shareholders
Class A	(20,034,343)	(18,677,305)
Class B	(38,061,436)	(29,975,780)
Total distributions	(58,095,779)	(48,653,085)
Increase (decrease) in net assets from capital share transactions	58,533,218	42,604,863
Total increase (decrease) in net assets	29,928,538	103,143,608
Net Assets
Beginning of period	924,827,217	821,683,609
End of period	$954,755,755	$924,827,217

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	455,958	$3,393,894	7,639,284	$54,611,651
Reinvestments	2,805,930	20,034,343	2,730,600	18,677,305
Redemptions	(2,350,471)	(17,382,917)	(8,912,830)	(62,845,476)
Net increase (decrease)	911,417	$6,045,320	1,457,054	$10,443,480
Class B
Sales	6,042,848	$43,925,561	10,391,739	$72,075,083
Reinvestments	5,429,591	38,061,436	4,460,682	29,975,780
Redemptions	(4,057,136)	(29,499,099)	(10,196,368)	(69,889,480)
Net increase (decrease)	7,415,303	$52,487,898	4,656,053	$32,161,383
Increase (decrease) derived from capital shares transactions		$58,533,218		$42,604,863
See accompanying notes to financial statements.
BHFTI-121

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.37	$6.87	$8.08	$7.98	$7.84	$7.25
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.46	0.38	0.36	0.38	0.41
Net realized and unrealized gain (loss)	(0.02)	0.43	(1.21)	0.08	0.19	0.65
Total income (loss) from investment operations	0.24	0.89	(0.83)	0.44	0.57	1.06
Less Distributions
Distributions from net investment income	(0.47)	(0.39)	(0.38)	(0.34)	(0.43)	(0.47)
Total distributions	(0.47)	(0.39)	(0.38)	(0.34)	(0.43)	(0.47)
Net Asset Value, End of Period	$7.14	$7.37	$6.87	$8.08	$7.98	$7.84
Total Return (%) (b)	3.22 (c)	13.41	(10.17)	5.54	7.76	15.05
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67 (d)	0.67	0.66	0.66	0.68	0.68
Net ratio of expenses to average net assets (%) (e)	0.64 (d)	0.65	0.64	0.64	0.66	0.68
Ratio of net investment income (loss) to average net assets (%)	6.95 (d)	6.49	5.18	4.42	5.09	5.31
Portfolio turnover rate (%)	34 (c)	56	42	48	85	79
Net assets, end of period (in millions)	$324.5	$328.1	$296.0	$392.0	$385.0	$384.5

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.23	$6.75	$7.94	$7.86	$7.73	$7.15
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.43	0.35	0.33	0.36	0.38
Net realized and unrealized gain (loss)	(0.01)	0.42	(1.17)	0.07	0.18	0.66
Total income (loss) from investment operations	0.23	0.85	(0.82)	0.40	0.54	1.04
Less Distributions
Distributions from net investment income	(0.45)	(0.37)	(0.37)	(0.32)	(0.41)	(0.46)
Total distributions	(0.45)	(0.37)	(0.37)	(0.32)	(0.41)	(0.46)
Net Asset Value, End of Period	$7.01	$7.23	$6.75	$7.94	$7.86	$7.73
Total Return (%) (b)	3.18 (c)	13.07	(10.33)	5.18	7.51	14.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92 (d)	0.92	0.91	0.91	0.93	0.93
Net ratio of expenses to average net assets (%) (e)	0.89 (d)	0.90	0.89	0.89	0.91	0.93
Ratio of net investment income (loss) to average net assets (%)	6.71 (d)	6.24	4.96	4.17	4.83	5.06
Portfolio turnover rate (%)	34 (c)	56	42	48	85	79
Net assets, end of period (in millions)	$630.3	$596.7	$525.7	$612.2	$448.7	$344.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-122

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,558,719	$17,239,435
Baillie Gifford International Stock Portfolio (Class A) (b)	7,656,702	77,562,386
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,590,912	66,643,285
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,587,515	47,104,068
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	5,261,373	47,668,041
Brighthouse/Artisan International Portfolio (Class A) (a)	6,617,960	72,996,097
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	43,057	8,427,094
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,628,537	85,249,947
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,038,258	85,830,789
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,944,519	72,634,978
CBRE Global Real Estate Portfolio (Class A) (a)	5,077,443	49,606,622
Frontier Mid Cap Growth Portfolio (Class A) (b)	636,109	16,965,018
Harris Oakmark International Portfolio (Class A) (a)	7,251,192	88,827,101
Invesco Comstock Portfolio (Class A) (a)	8,099,812	100,113,680
Invesco Global Equity Portfolio (Class A) (a)	1,752,364	43,826,625
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	3,068,389	27,216,607
Jennison Growth Portfolio (Class A) (b)	6,819,738	105,433,148
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,752,065	31,015,772
Loomis Sayles Growth Portfolio (Class A) (a)	6,596,589	110,558,831
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	3,924,375	43,874,513
MFS Research International Portfolio (Class A) (a)	4,936,779	60,129,973
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
MFS Value Portfolio (Class A) (b)	8,159,465	$107,623,347
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	1,466,364	8,328,947
Neuberger Berman Genesis Portfolio (Class A) (b)	903,866	15,528,412
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	4,431,905	46,667,964
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	4,145,730	98,336,724
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,757,188	99,527,909
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,426,906	12,728,005
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,295,568	26,377,771
VanEck Global Natural Resources Portfolio (Class A) (b)	2,897,131	33,693,638
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	683,004	12,819,980
Total Mutual Funds (Cost $1,715,431,216)		1,720,556,707
Total Investments—100.0% (Cost $1,715,431,216)		1,720,556,707
Other assets and liabilities (net)—0.0%		(581,591)
Net Assets—100.0%		$1,719,975,116

(a)	A Portfolio of Brighthouse Funds Trust I. (See below for a summary of transactions in affiliated issuers).
(b)	A Portfolio of Brighthouse Funds Trust II. (See below for a summary of transactions in affiliated issuers).
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
Allspring Mid Cap Value Portfolio (Class A)	$16,933,857	$1,316,129	$(812,276)	$(48,308)	$(149,967)	$17,239,435
Baillie Gifford International Stock Portfolio (Class A)	76,679,658	5,520,200	(2,194,706)	290,016	(2,732,782)	77,562,386
BlackRock Capital Appreciation Portfolio (Class A)	63,589,566	3,933,090	(10,406,410)	(325,615)	9,852,654	66,643,285
Brighthouse Small Cap Value Portfolio (Class A)	51,002,466	4,102,342	(5,175,675)	(643,075)	(2,181,990)	47,104,068
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	45,618,822	1,024,054	(184,773)	(27,319)	1,237,257	47,668,041
Brighthouse/Artisan International Portfolio (Class A)	71,544,494	834,706	(4,511,685)	417,833	4,710,749	72,996,097
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,523,040	872,707	(134,828)	(17,777)	(816,048)	8,427,094
Brighthouse/Dimensional International Small Company Portfolio (Class A)	85,138,599	4,204,058	(2,522,691)	(821,246)	(748,773)	85,249,947
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	83,512,369	4,261,821	(1,163,207)	40,416	(820,610)	85,830,789
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	63,573,783	9,869,842	(4,611,412)	181,376	3,621,389	72,634,978
CBRE Global Real Estate Portfolio (Class A)	51,060,076	2,686,995	(407,267)	(45,740)	(3,687,442)	49,606,622
Frontier Mid Cap Growth Portfolio (Class A)	17,018,653	51,132	(1,160,397)	(430,553)	1,486,183	16,965,018
Harris Oakmark International Portfolio (Class A)	92,231,320	2,872,139	(43,753)	(7,578)	(6,225,027)	88,827,101
Invesco Comstock Portfolio (Class A)	97,184,785	10,964,307	(5,608,626)	(228,441)	(2,198,345)	100,113,680
Invesco Global Equity Portfolio (Class A)	42,698,147	3,842,873	(4,693,272)	711,248	1,267,629	43,826,625
Invesco Small Cap Growth Portfolio (Class A)	30,204,658	—	(5,408,404)	(2,537,879)	4,958,232	27,216,607
Jennison Growth Portfolio (Class A)	93,254,306	16,202,048	(11,369,387)	(259,556)	7,605,737	105,433,148
JPMorgan Small Cap Value Portfolio (Class A)	34,850,715	630,675	(4,593,082)	(1,577,250)	1,704,714	31,015,772
Loomis Sayles Growth Portfolio (Class A)	106,436,767	8,656,903	(13,128,958)	2,315,485	6,278,634	110,558,831
Loomis Sayles Small Cap Growth Portfolio (Class A)	46,280,917	444,059	(5,293,499)	(733,062)	3,176,098	43,874,513
MFS Research International Portfolio (Class A)	57,899,569	2,804,165	(948,090)	238,980	135,349	60,129,973
See accompanying notes to financial statements.
BHFTI-123

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
MFS Value Portfolio (Class A)	$105,077,799	$11,944,946	$(4,317,067)	$(273,488)	$(4,808,843)	$107,623,347
Morgan Stanley Discovery Portfolio (Class A)	8,489,072	132,339	(251,506)	(803,577)	762,619	8,328,947
Neuberger Berman Genesis Portfolio (Class A) .	19,463,993	1,550,131	(4,624,403)	1,203,217	(2,064,526)	15,528,412
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	37,851,043	6,928,788	(1,040,432)	21,013	2,907,552	46,667,964
T. Rowe Price Large Cap Growth Portfolio (Class A)	96,620,980	5,464,156	(17,355,306)	(105,654)	13,712,548	98,336,724
T. Rowe Price Large Cap Value Portfolio (Class A)	97,738,538	6,775,351	(5,739,163)	(514,439)	1,267,622	99,527,909
T. Rowe Price Mid Cap Growth Portfolio (Class A)	12,785,815	1,210,492	(515,239)	(73,297)	(679,766)	12,728,005
T. Rowe Price Small Cap Growth Portfolio (Class A)	29,791,287	1,356,508	(5,685,103)	(165,578)	1,080,657	26,377,771
VanEck Global Natural Resources Portfolio (Class A)	32,398,218	4,316,757	(2,604,876)	666,993	(1,083,454)	33,693,638
Victory Sycamore Mid Cap Value Portfolio (Class A)	12,598,798	990,649	(377,729)	36,889	(428,627)	12,819,980
	$1,688,052,110	$125,764,362	$(126,883,222)	$(3,515,966)	$37,139,423	$1,720,556,707

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
Allspring Mid Cap Value Portfolio (Class A)	$1,087,176	$228,955	1,558,719
Baillie Gifford International Stock Portfolio (Class A)	4,872,022	648,178	7,656,702
BlackRock Capital Appreciation Portfolio (Class A)	3,881,728	51,362	1,590,912
Brighthouse Small Cap Value Portfolio (Class A)	3,258,742	716,858	3,587,515
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	—	803,888	5,261,373
Brighthouse/Artisan International Portfolio (Class A)	—	834,706	6,617,960
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	753,868	105,216	43,057
Brighthouse/Dimensional International Small Company Portfolio (Class A)	1,588,951	2,461,640	8,628,537
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	3,006,132	1,255,689	3,038,258
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	4,763,893	431,412	4,944,519
CBRE Global Real Estate Portfolio (Class A)	—	1,866,037	5,077,443
Frontier Mid Cap Growth Portfolio (Class A)	—	42,023	636,109
Harris Oakmark International Portfolio (Class A)	—	2,138,858	7,251,192
Invesco Comstock Portfolio (Class A)	8,669,740	1,825,208	8,099,812
Invesco Global Equity Portfolio (Class A)	3,724,457	118,417	1,752,364
Invesco Small Cap Growth Portfolio (Class A)	—	—	3,068,389
Jennison Growth Portfolio (Class A)	11,612,869	—	6,819,738
JPMorgan Small Cap Value Portfolio (Class A)	—	555,876	2,752,065
Loomis Sayles Growth Portfolio (Class A)	8,656,904	—	6,596,589
Loomis Sayles Small Cap Growth Portfolio (Class A)	399,686	—	3,924,375
MFS Research International Portfolio (Class A)	1,505,224	1,121,818	4,936,779
MFS Value Portfolio (Class A)	9,942,026	2,002,919	8,159,465
Morgan Stanley Discovery Portfolio (Class A)	—	—	1,466,364
Neuberger Berman Genesis Portfolio (Class A) .	1,495,623	22,871	903,866
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	1,304,552	4,431,905
T. Rowe Price Large Cap Growth Portfolio (Class A)	5,464,156	—	4,145,730
T. Rowe Price Large Cap Value Portfolio (Class A)	4,475,031	2,241,023	3,757,188
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,183,785	23,262	1,426,906
T. Rowe Price Small Cap Growth Portfolio (Class A)	1,342,881	13,627	1,295,568
VanEck Global Natural Resources Portfolio (Class A)	1,252,642	889,322	2,897,131
Victory Sycamore Mid Cap Value Portfolio (Class A)	801,384	187,893	683,004
	$83,738,920	$21,891,610
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$125,764,362	$0	$126,883,222
See accompanying notes to financial statements.
BHFTI-124

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,720,556,707	$—	$—	$1,720,556,707
Total Investments	$1,720,556,707	$—	$—	$1,720,556,707
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,722,854,257
Gross unrealized appreciation	89,599,998
Gross unrealized (depreciation)	(91,897,548)
Net unrealized appreciation (depreciation)	$(2,297,550)
See accompanying notes to financial statements.
BHFTI-125

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Affiliated investments at value (a)	$1,720,556,707
Receivable for:
Affiliated investments sold	1,938,898
Fund shares sold	43,743
Total Assets	1,722,539,348
Liabilities
Payable for:
Fund shares redeemed	1,982,642
Accrued Expenses:
Management fees	101,432
Distribution and service fees	203,866
Deferred trustees’ fees	230,227
Other expenses	46,065
Total Liabilities	2,564,232
Net Assets	$1,719,975,116
Net Assets Consist of:
Paid in surplus	$1,623,001,949
Distributable earnings (Accumulated losses)	96,973,167
Net Assets	$1,719,975,116
Net Assets
Class A	$729,637,630
Class B	990,337,486
Capital Shares Outstanding*
Class A	68,581,999
Class B	93,728,919
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.64
Class B	10.57

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,715,431,216.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from Affiliated Underlying Portfolios	$21,891,610
Total investment income	21,891,610
Expenses
Management fees	612,447
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class B	1,236,561
Audit and tax services	17,443
Legal	22,515
Trustees’ fees and expenses	35,664
Miscellaneous	4,555
Total expenses	1,957,877
Net Investment Income	19,933,733
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(3,515,966)
Capital gain distributions from affiliated investments	83,738,920
Net realized gain (loss)	80,222,954
Net change in unrealized appreciation (depreciation) on affiliated investments	37,139,423
Net realized and unrealized gain (loss)	117,362,377
Net Increase (Decrease) in Net Assets From Operations	$137,296,110
See accompanying notes to financial statements.
BHFTI-126

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$19,933,733	$16,287,633
Net realized gain (loss)	80,222,954	61,472,583
Net change in unrealized appreciation (depreciation)	37,139,423	227,006,346
Increase (decrease) in net assets from operations	137,296,110	304,766,562
From Distributions to Shareholders
Class A	(34,922,812)	(117,932,798)
Class B	(45,736,647)	(166,230,480)
Total distributions	(80,659,459)	(284,163,278)
Increase (decrease) in net assets from capital share transactions	(24,156,093)	149,041,847
Total increase (decrease) in net assets	32,480,558	169,645,131
Net Assets
Beginning of period	1,687,494,558	1,517,849,427
End of period	$1,719,975,116	$1,687,494,558

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	356,208	$3,817,777	824,421	$8,359,008
Reinvestments	3,272,991	34,922,812	12,323,176	117,932,798
Redemptions	(3,143,971)	(33,646,859)	(5,725,301)	(58,163,449)
Net increase (decrease)	485,228	$5,093,730	7,422,296	$68,128,357
Class B
Sales	857,206	$9,133,414	2,974,526	$29,809,715
Reinvestments	4,314,778	45,736,647	17,479,546	166,230,480
Redemptions	(7,899,268)	(84,119,884)	(11,426,675)	(115,126,705)
Net increase (decrease)	(2,727,284)	$(29,249,823)	9,027,397	$80,913,490
Increase (decrease) derived from capital shares transactions		$(24,156,093)		$149,041,847
See accompanying notes to financial statements.
BHFTI-127

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.30	$10.29	$14.45	$13.36	$12.82	$11.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.12	0.13	0.12	0.17	0.15
Net realized and unrealized gain (loss)	0.74	1.90	(3.03)	2.27	1.86	2.85
Total income (loss) from investment operations	0.87	2.02	(2.90)	2.39	2.03	3.00
Less Distributions
Distributions from net investment income	(0.12)	(0.33)	(0.20)	(0.20)	(0.17)	(0.24)
Distributions from net realized capital gains	(0.41)	(1.68)	(1.06)	(1.10)	(1.32)	(1.39)
Total distributions	(0.53)	(2.01)	(1.26)	(1.30)	(1.49)	(1.63)
Net Asset Value, End of Period	$10.64	$10.30	$10.29	$14.45	$13.36	$12.82
Total Return (%) (b)	8.45 (c)	21.10	(19.89)	18.34	19.23	27.79
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.08 (e)	0.09	0.08	0.08	0.09	0.09
Ratio of net investment income (loss) to average net assets (%) (f)	1.21 (g)	1.16	1.15	0.85	1.44	1.21
Portfolio turnover rate (%)	7 (c)	8	10	9	13	13
Net assets, end of period (in millions)	$729.6	$701.5	$624.2	$828.1	$743.9	$667.5

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.22	$10.22	$14.36	$13.28	$12.75	$11.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.09	0.10	0.08	0.14	0.12
Net realized and unrealized gain (loss)	0.74	1.89	(3.02)	2.27	1.85	2.83
Total income (loss) from investment operations	0.86	1.98	(2.92)	2.35	1.99	2.95
Less Distributions
Distributions from net investment income	(0.10)	(0.30)	(0.16)	(0.17)	(0.14)	(0.20)
Distributions from net realized capital gains	(0.41)	(1.68)	(1.06)	(1.10)	(1.32)	(1.39)
Total distributions	(0.51)	(1.98)	(1.22)	(1.27)	(1.46)	(1.59)
Net Asset Value, End of Period	$10.57	$10.22	$10.22	$14.36	$13.28	$12.75
Total Return (%) (b)	8.36 (c)	20.81	(20.15)	18.13	18.91	27.48
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33 (e)	0.34	0.33	0.33	0.34	0.34
Ratio of net investment income (loss) to average net assets (%) (f)	0.94 (g)	0.92	0.90	0.60	1.22	0.96
Portfolio turnover rate (%)	7 (c)	8	10	9	13	13
Net assets, end of period (in millions)	$990.3	$986.0	$893.6	$1,206.5	$1,126.8	$1,045.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset AllocationPortfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTI-128

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—69.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies — 69.7%
AB International Bond Portfolio (Class A) (a)	11,845,724	$92,396,647
Allspring Mid Cap Value Portfolio (Class A) (a)	9,903,891	109,537,039
Baillie Gifford International Stock Portfolio (Class A) (b)	20,306,604	205,705,896
BlackRock Bond Income Portfolio (Class A) (b)	6,139,449	541,560,821
BlackRock Capital Appreciation Portfolio (Class A) (b)	396,990	16,629,891
BlackRock High Yield Portfolio (Class A) (a)	10,394,769	74,218,650
Brighthouse Small Cap Value Portfolio (Class A) (a)	6,695,095	87,906,597
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	8,169,679	74,017,294
Brighthouse/Artisan International Portfolio (Class A) (a)	13,493,398	148,832,182
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	556,322	108,883,405
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	10,175,042	100,529,415
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	11,720,356	110,054,140
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	21,486,974	184,143,364
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	12,697,938	91,933,073
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,018,534	28,773,585
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	2,276,204	33,437,442
CBRE Global Real Estate Portfolio (Class A) (a)	6,791,634	66,354,262
Frontier Mid Cap Growth Portfolio (Class A) (b)	3,564,233	95,058,097
Harris Oakmark International Portfolio (Class A) (a)	22,058,006	270,210,569
Invesco Comstock Portfolio (Class A) (a)	656,910	8,119,404
Invesco Global Equity Portfolio (Class A) (a)	3,032,168	75,834,525
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	7,328,900	65,007,339
Jennison Growth Portfolio (Class A) (b)	1,552,155	23,996,321
JPMorgan Core Bond Portfolio (Class A) (a)	36,161,613	317,498,964
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,621,324	63,352,320
Loomis Sayles Growth Portfolio (Class A) (a)	1,117,762	18,733,687
MFS Research International Portfolio (Class A) (a)	15,577,061	189,728,607
MFS Value Portfolio (Class A) (b)	1,778,837	23,462,860
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	6,279,265	35,666,223
Neuberger Berman Genesis Portfolio (Class A) (b)	2,964,531	50,930,647
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	15,456,007	148,686,786
PIMCO Total Return Portfolio (Class A) (a)	42,329,996	408,484,462
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	6,377,789	67,158,119
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	693,789	18,378,481
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	6,135,354	54,727,360
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	4,465,030	90,908,003
TCW Core Fixed Income Portfolio (Class A) (a)	51,948,792	438,967,295
VanEck Global Natural Resources Portfolio (Class A) (b)	8,545,329	99,382,179
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	23,803,686	244,701,889
Western Asset Management U.S. Government Portfolio (Class A) (b)	25,355,468	259,893,541
Total Mutual Funds (Cost $5,587,579,590)		5,143,801,381

U.S. Treasury & Government Agencies—30.8%
Agency Sponsored Mortgage-Backed — 2.7%
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	4,376	4,055
4.000%, 03/01/50	80,509	74,784
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 05/01/50	25,809	$23,785
5.000%, 08/01/53	28,370,716	27,428,806
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	2,356,744	2,294,158
Federal National Mortgage Association
2.920%, 03/01/35	2,950,000	2,467,427
3.000%, 12/01/51	28,502,963	24,284,080
3.180%, 07/01/35	2,420,560	2,131,664
4.000%, 08/01/47	20,667	19,316
4.000%, 06/01/48	89,330	83,136
4.000%, 11/01/48	5,078	4,725
4.000%, 03/01/49	900,232	835,352
4.000%, 08/01/49	114,106	105,699
4.000%, 03/01/50	18,967,006	17,550,971
4.000%, 07/01/50	3,842,039	3,556,316
Government National Mortgage Association, TBA
4.000%, TBA (d)	110,000,000	101,642,579
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (d)	16,000,000	14,646,875
		197,153,728
Federal Agencies — 0.3%
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/30	19,500,000	14,900,985
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,627,660
4.250%, 09/15/65	10,000,000	8,561,873
		25,090,518
U.S. Treasury — 27.8%
U.S. Treasury Bonds
1.375%, 08/15/50	358,500,000	183,465,175
1.625%, 11/15/50	144,200,000	78,949,500
1.875%, 02/15/51	173,000,000	101,029,298
2.000%, 08/15/51	57,600,000	34,600,500
2.750%, 11/15/42	102,400,000	78,476,000
2.875%, 05/15/43	126,000,000	97,846,875
2.875%, 11/15/46	114,100,000	85,637,399
2.875%, 05/15/52	56,900,000	41,703,699
3.000%, 11/15/44	80,000,000	62,478,125
3.125%, 02/15/43	89,700,000	72,635,976
3.375%, 05/15/44	99,895,000	83,225,022
3.625%, 02/15/53 (e)	50,000,000	42,535,156
3.625%, 05/15/53	37,700,000	32,081,816
4.750%, 11/15/53 (e)	20,000,000	20,675,000
U.S. Treasury Notes
0.375%, 09/30/27	125,000,000	109,589,844
0.500%, 02/28/26 (f)	21,100,000	19,647,726
0.750%, 05/31/26 (e)	300,000,000	278,214,843
1.375%, 10/31/28	37,900,000	33,420,102
2.750%, 07/31/27	29,400,000	27,916,219
3.500%, 01/31/28 (f)	75,000,000	72,635,742
3.500%, 04/30/30	100,000,000	95,609,375
3.750%, 05/31/30	138,000,000	133,638,985
See accompanying notes to financial statements.
BHFTI-129

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.125%, 10/31/27 (f) (g)	34,900,000	$34,508,738
4.125%, 08/31/30	50,000,000	49,363,281
4.125%, 03/31/31	58,700,000	57,927,270
4.375%, 05/15/34 (h)	25,700,000	25,708,031
4.625%, 04/30/29 (e) (h)	51,700,000	52,293,742
5.000%, 09/30/25 (f)	44,600,000	44,580,836
		2,050,394,275
Total U.S. Treasury & Government Agencies (Cost $2,785,102,178)		2,272,638,521

Corporate Bonds & Notes—2.2%
Banks — 2.1%
Bank of America Corp.
3.419%, 3M TSFR + 1.302%, 12/20/28 (i)	20,000,000	18,806,474
Citigroup, Inc.
3.887%, 3M TSFR + 1.825%, 01/10/28 (i)	20,000,000	19,305,679
Cooperatieve Rabobank UA
4.375%, 08/04/25	5,000,000	4,921,335
Goldman Sachs Group, Inc.
3.691%, 3M TSFR + 1.772%, 06/05/28 (i)	10,000,000	9,566,218
6.561%, SOFR + 1.950%, 10/24/34 (h) (i)	17,700,000	19,029,127
HSBC Holdings PLC
5.250%, 03/14/44	3,000,000	2,784,809
6.254%, SOFR + 2.390%, 03/09/34 (h) (i)	19,000,000	19,782,887
JPMorgan Chase & Co.
3.540%, 3M TSFR + 1.642%, 05/01/28 (i)	10,000,000	9,543,701
5.350%, SOFR + 1.845%, 06/01/34 (i)	10,600,000	10,553,027
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (i)	5,100,000	4,310,070
Mizuho Financial Group, Inc.
4.254%, 3M TSFR + 1.532%, 09/11/29 (i)	5,000,000	4,786,560
Morgan Stanley
3.591%, 07/22/28	20,000,000	19,018,042
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (i)	3,000,000	2,139,674
Wells Fargo & Co.
5.389%, SOFR + 2.020%, 04/24/34 (i)	8,800,000	8,699,394
		153,246,997
Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	853,831
Electric — 0.0%
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	900,000	739,462
MidAmerican Energy Co.
2.700%, 08/01/52	800,000	480,350
		1,219,812
Telecommunications — 0.1%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,388,223
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
3.800%, 12/01/57	1,556,000	$1,087,078
		2,475,301
Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	2,037,000	1,770,801
Total Corporate Bonds & Notes (Cost $169,666,026)		159,566,742

Mortgage-Backed Securities—0.5%
Collateralized Mortgage Obligations — 0.2%
Citigroup Mortgage Loan Trust, Inc.
3.000%, 11/27/51 (144A) (i)	19,079,727	15,832,186
Commercial Mortgage-Backed Securities — 0.3%
Bank
4.493%, 06/15/55 (i)	15,000,000	14,147,996
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	9,510,810
		23,658,806
Total Mortgage-Backed Securities (Cost $43,634,402)		39,490,992

Municipals—0.0%
Los Angeles Community College District, General Obligation Unlimited
6.750%, 08/01/49	400,000	460,584
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,602,030
Total Municipals (Cost $2,480,713)		2,062,614

Short-Term Investments—0.0%
Repurchase Agreements—0.0%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.350%, due on 07/01/24, with a maturity value of $2,200,981; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/40, with a market value of $2,216,496	2,200,000	2,200,000
See accompanying notes to financial statements.
BHFTI-130

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $639,051; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $651,607	638,825	$638,825
Total Short-Term Investments (Cost $2,838,825)		2,838,825
Total Investments—103.2% (Cost $8,591,301,734)		7,620,399,075
Other assets and liabilities (net)—(3.2)%		(238,463,567)
Net Assets—100.0%		$7,381,935,508

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See below for a summary of transactions in affiliated issuers).
(b)	A Portfolio of Brighthouse Funds Trust II. (See below for a summary of transactions in affiliated issuers).
(c)	Non-income producing security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	All or a portion of this security has been transferred in a secured–borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $116,984,540.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2024, the market value of securities pledged was $685,231.
(h)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2024, the market value of securities pledged was $74,358,882.
(i)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$19,565,153, which is 0.3% of net assets.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
AB International Bond Portfolio (Class A)	$95,543,947	$3,257,025	$(4,358,531)	$(1,089,158)	$(956,636)	$92,396,647
Allspring Mid Cap Value Portfolio (Class A)	116,429,741	8,361,187	(14,287,302)	460,754	(1,427,341)	109,537,039
Baillie Gifford International Stock Portfolio (Class A)	220,223,464	14,640,303	(22,954,631)	652,759	(6,855,999)	205,705,896
BlackRock Bond Income Portfolio (Class A)	555,642,785	22,080,479	(11,994,373)	(2,194,437)	(21,973,633)	541,560,821
BlackRock Capital Appreciation Portfolio (Class A)	16,991,432	966,674	(3,799,518)	(66,060)	2,537,363	16,629,891
BlackRock High Yield Portfolio (Class A)	76,382,000	4,556,344	(4,507,995)	(875,905)	(1,335,794)	74,218,650
Brighthouse Small Cap Value Portfolio (Class A)	95,179,920	7,419,420	(9,230,578)	351,352	(5,813,517)	87,906,597
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	75,979,350	1,244,648	(5,185,230)	248,073	1,730,453	74,017,294
Brighthouse/Artisan International Portfolio (Class A)	155,826,481	1,694,813	(19,550,195)	1,536,081	9,325,002	148,832,182
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	116,372,333	11,101,735	(7,944,991)	(384,702)	(10,260,970)	108,883,405
Brighthouse/Dimensional International Small Company Portfolio (Class A)	109,293,509	4,773,586	(11,864,909)	(3,867,587)	2,194,816	100,529,415
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	109,983,435	9,576,015	(3,933,218)	(185,761)	(5,386,331)	110,054,140
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	183,984,841	7,640,519	(2,970,103)	(392,681)	(4,119,212)	184,143,364
Brighthouse/Templeton International Bond Portfolio (Class A)	99,891,284	—	(205,738)	(101,732)	(7,650,741)	91,933,073
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	29,688,246	1,426,347	(2,119,044)	(139,878)	(82,086)	28,773,585
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	34,409,243	2,405,380	(5,568,847)	120,734	2,070,932	33,437,442
CBRE Global Real Estate Portfolio (Class A)	70,566,651	2,496,782	(1,671,895)	(113,224)	(4,924,052)	66,354,262
Frontier Mid Cap Growth Portfolio (Class A)	101,284,689	234,686	(12,565,784)	(5,028,679)	11,133,185	95,058,097
Harris Oakmark International Portfolio (Class A)	300,373,253	6,507,500	(17,630,425)	(226,072)	(18,813,687)	270,210,569
Invesco Comstock Portfolio (Class A)	8,527,441	851,327	(1,090,648)	235,661	(404,377)	8,119,404
Invesco Global Equity Portfolio (Class A)	78,531,779	6,588,805	(13,021,127)	3,699,116	35,952	75,834,525
Invesco Small Cap Growth Portfolio (Class A)	68,178,679	—	(8,452,532)	(7,021,615)	12,302,807	65,007,339
Jennison Growth Portfolio (Class A)	24,530,643	2,646,134	(5,195,233)	(332,997)	2,347,774	23,996,321
JPMorgan Core Bond Portfolio (Class A)	325,048,549	10,861,954	(8,119,041)	(1,273,542)	(9,018,956)	317,498,964
JPMorgan Small Cap Value Portfolio (Class A)	68,070,055	1,131,962	(5,871,408)	(1,025,528)	1,047,239	63,352,320
Loomis Sayles Growth Portfolio (Class A)	19,343,055	1,448,474	(3,602,079)	1,049,557	494,680	18,733,687
MFS Research International Portfolio (Class A)	199,808,951	8,275,756	(20,021,145)	1,338,933	326,112	189,728,607
See accompanying notes to financial statements.
BHFTI-131

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
MFS Value Portfolio (Class A)	$24,561,379	$2,603,119	$(2,655,632)	$(134,397)	$(911,609)	$23,462,860
Morgan Stanley Discovery Portfolio (Class A)	38,545,290	—	(2,718,568)	(3,450,763)	3,290,264	35,666,223
Neuberger Berman Genesis Portfolio (Class A) .	54,288,302	4,977,716	(4,959,090)	(486,504)	(2,889,777)	50,930,647
PIMCO Inflation Protected Bond Portfolio (Class A)	149,725,601	—	(2,869,760)	(206,525)	2,037,470	148,686,786
PIMCO Total Return Portfolio (Class A)	419,996,620	12,476,102	(12,684,481)	(2,636,027)	(8,667,752)	408,484,462
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	68,669,414	1,879,075	(8,547,927)	224,295	4,933,262	67,158,119
T. Rowe Price Large Cap Value Portfolio (Class A)	19,399,893	1,239,130	(2,455,676)	(47,432)	242,566	18,378,481
T. Rowe Price Mid Cap Growth Portfolio (Class A)	58,439,881	5,190,557	(5,760,499)	(713,367)	(2,429,212)	54,727,360
T. Rowe Price Small Cap Growth Portfolio (Class A)	95,396,126	4,640,025	(11,541,203)	(2,196,143)	4,609,198	90,908,003
TCW Core Fixed Income Portfolio (Class A)	451,011,601	18,224,809	(7,178,849)	(1,053,174)	(22,037,092)	438,967,295
VanEck Global Natural Resources Portfolio (Class A)	100,815,133	13,495,258	(13,988,919)	4,368,813	(5,308,106)	99,382,179
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	253,581,927	18,177,799	(11,794,370)	(2,969,220)	(12,294,247)	244,701,889
Western Asset Management U.S. Government Portfolio (Class A)	264,331,095	7,868,111	(5,086,037)	(789,809)	(6,429,819)	259,893,541
	$5,354,848,018	$232,959,556	$(319,957,531)	$(24,716,791)	$(99,331,871)	$5,143,801,381

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
AB International Bond Portfolio (Class A)	$—	$3,257,025	11,845,724
Allspring Mid Cap Value Portfolio (Class A)	6,906,670	1,454,517	9,903,891
Baillie Gifford International Stock Portfolio (Class A)	12,921,248	1,719,055	20,306,604
BlackRock Bond Income Portfolio (Class A)	—	22,080,479	6,139,449
BlackRock Capital Appreciation Portfolio (Class A)	954,050	12,624	396,990
BlackRock High Yield Portfolio (Class A)	—	4,556,344	10,394,769
Brighthouse Small Cap Value Portfolio (Class A)	6,081,593	1,337,828	6,695,095
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	—	1,244,648	8,169,679
Brighthouse/Artisan International Portfolio (Class A)	—	1,694,813	13,493,398
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	9,742,053	1,359,682	556,322
Brighthouse/Dimensional International Small Company Portfolio (Class A)	1,872,565	2,901,021	10,175,042
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	9,576,015	11,720,356
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	7,640,519	21,486,974
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	12,697,938
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	1,006,093	420,254	1,018,534
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	2,205,640	199,740	2,276,204
CBRE Global Real Estate Portfolio (Class A)	—	2,496,782	6,791,634
Frontier Mid Cap Growth Portfolio (Class A)	—	234,686	3,564,233
Harris Oakmark International Portfolio (Class A)	—	6,507,500	22,058,006
Invesco Comstock Portfolio (Class A)	703,270	148,056	656,910
Invesco Global Equity Portfolio (Class A)	6,385,773	203,032	3,032,168
Invesco Small Cap Growth Portfolio (Class A)	—	—	7,328,900
Jennison Growth Portfolio (Class A)	2,646,133	—	1,552,155
JPMorgan Core Bond Portfolio (Class A)	—	10,861,953	36,161,613
JPMorgan Small Cap Value Portfolio (Class A)	—	1,131,962	5,621,324
Loomis Sayles Growth Portfolio (Class A)	1,448,473	—	1,117,762
MFS Research International Portfolio (Class A)	4,741,785	3,533,971	15,577,061
MFS Value Portfolio (Class A)	2,166,630	436,488	1,778,837
Morgan Stanley Discovery Portfolio (Class A)	—	—	6,279,265
Neuberger Berman Genesis Portfolio (Class A) .	4,902,743	74,974	2,964,531
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	15,456,007
PIMCO Total Return Portfolio (Class A)	—	12,476,102	42,329,996
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	1,879,075	6,377,789
T. Rowe Price Large Cap Value Portfolio (Class A)	825,655	413,475	693,789
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,090,525	100,032	6,135,354
T. Rowe Price Small Cap Growth Portfolio (Class A)	4,593,413	46,612	4,465,030
TCW Core Fixed Income Portfolio (Class A)	—	18,224,809	51,948,792
VanEck Global Natural Resources Portfolio (Class A)	3,695,197	2,623,430	8,545,329
See accompanying notes to financial statements.
BHFTI-132

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	$—	$18,177,799	23,803,686
Western Asset Management U.S. Government Portfolio (Class A)	—	7,868,111	25,355,468
	$78,889,509	$146,893,413
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,013,014,247	$291,051,385	$902 ,238,045	$378,356,797
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$748,072,282	$747,606,522
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	5.250%	02/26/24	02/25/26	USD	(26,702,943)	$(26,702,943)
Deutsche Bank Securities, Inc.	5.480%	06/25/24	07/09/24	USD	(20,961,250)	(20,961,250)
Deutsche Bank Securities, Inc.	5.500%	06/25/24	07/02/24	USD	(3,052,500)	(3,052,500)
Deutsche Bank Securities, Inc.	5.500%	06/26/24	07/03/24	USD	(23,653,250)	(23,653,250)
Total						$(74,369,943)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a Master Repurchase Agreement on a net basis as of June 30, 2024:
Counterparty	Reverse Repurchase Agreements	Collateral Pledged (a)	Net Amount (b)
Barclays Bank PLC	$(26,702,943)	$26,702,943	$—
Deutsche Bank Securities, Inc.	(47,667,000)	47,050,352	(616,648)
	$(74,369,943)	$73,753,295	$(616,648)

(a)
Collateral with a value of $74,358,882 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
See accompanying notes to financial statements.
BHFTI-133

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the Master Securities Forward Transaction Agreement ("MSFTA") and net of the related collateral pledged or received by the Portfolio as of June 30, 2024:
Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral Pledged/ (Received)(b)	Net Amount(c)
Barclays Capital, Inc.	$(14,446,202)	$14,612,108	$—	$165,906
UBS Securities LLC	(30,911,366)	29,908,355	(720,000)	(1,723,011)
Total	$(45,357,568)	$44,520,463	$(720,000)	$(1,557,105)

(a)	Represents market value of borrowings as of June 30, 2024.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury	$—	$(47,667,000)	$—	$—	$(47,667,000)
Corporate Bonds	—	—	—	(26,702,943)	(26,702,943)
Secured Borrowing Transactions
U.S. Treasury	—	(32,753,989)	(12,603,579)	—	(45,357,568)
Total Borrowings	$—	$(80,420,989)	$(12,603,579)	$(26,702,943)	$(119,727,511)
Gross amount of recognized liabilities for secured borrowings transactions					$(119,727,511)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Future	09/20/24	9,580	USD	2,644,798,500	$3,024,615
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$3,024,615

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$2,083,731	$293,130,752	$295,214,483
See accompanying notes to financial statements.
BHFTI-134

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(65,107,758)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$2,048,250,654
Futures contracts short	(91,279,375)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$5,143,801,381	$—	$—	$5,143,801,381
Total U.S. Treasury & Government Agencies*	—	2,272,638,521	—	2,272,638,521
Total Corporate Bonds & Notes*	—	159,566,742	—	159,566,742
Total Mortgage-Backed Securities*	—	39,490,992	—	39,490,992
Total Municipals*	—	2,062,614	—	2,062,614
Total Short-Term Investments*	—	2,838,825	—	2,838,825
Total Investments	$5,143,801,381	$2,476,597,694	$—	$7,620,399,075
Reverse Repurchase Agreements (Liability)	$—	$(74,369,943)	$—	$(74,369,943)
Secured Borrowings (Liability)	$—	$(45,357,568)	$—	$(45,357,568)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,024,615	$—	$—	$3,024,615

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$8,680,748,266
Gross unrealized appreciation	142,101,705
Gross unrealized (depreciation)	(1,198,762,402)
Net unrealized appreciation (depreciation)	$(1,056,660,697)
See accompanying notes to financial statements.
BHFTI-135

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$2,476,597,694
Affiliated investments at value (b)	5,143,801,381
Cash	12,783
Cash denominated in foreign currencies (c)	377,689
Cash collateral for futures contracts	388,000
Receivable for:
Affiliated investments sold	759,395
TBA securities sold	14,756,250
Fund shares sold	417
Interest	16,172,093
Deferred dollar roll income	72,167
Prepaid expenses	17,096
Total Assets	7,652,954,965
Liabilities
Secured borrowings	45,357,568
Reverse repurchase agreements	74,369,943
Cash collateral for secured borrowing transactions	720,000
Payable for:
TBA securities purchased	132,267,078
Fund shares redeemed	3,810,300
Interest on reverse repurchase agreements	530,678
Variation margin on futures contracts	10,596,116
Accrued Expenses:
Management fees	1,476,579
Distribution and service fees	1,523,128
Deferred trustees’ fees	184,268
Other expenses	183,799
Total Liabilities	271,019,457
Net Assets	$7,381,935,508
Net Assets Consist of:
Paid in surplus	$8,486,160,839
Distributable earnings (Accumulated losses)	(1,104,225,331)
Net Assets	$7,381,935,508
Net Assets
Class B	$7,381,935,508
Capital Shares Outstanding*
Class B	840,347,192
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.78

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,003,722,144.
(b)	Identified cost of affiliated investments was $5,587,579,590.
(c)	Identified cost of cash denominated in foreign currencies was $389,380.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from affiliated investments	$146,893,413
Interest	41,307,872
Total investment income	188,201,285
Expenses
Management fees	9,059,280
Administration fees	61,834
Custodian and accounting fees	67,127
Distribution and service fees—Class B	9,309,062
Interest expense	2,253,243
Audit and tax services	31,221
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	17,818
Insurance	10,592
Miscellaneous	19,511
Total expenses	20,887,867
Less management fee waiver	(124,317)
Net expenses	20,763,550
Net Investment Income	167,437,735
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(11,368,659)
Affiliated investments	(24,716,791)
Capital gain distributions from affiliated investments	78,889,509
Futures contracts	295,214,483
Net realized gain (loss)	338,018,542
Net change in unrealized appreciation (depreciation) on:
Investments	(86,582,541)
Affiliated investments	(99,331,871)
Futures contracts	(65,107,758)
Foreign currency transactions	(12,035)
Net change in unrealized appreciation (depreciation)	(251,034,205)
Net realized and unrealized gain (loss)	86,984,337
Net Increase (Decrease) in Net Assets From Operations	$254,422,072
See accompanying notes to financial statements.
BHFTI-136

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$167,437,735	$174,604,804
Net realized gain (loss)	338,018,542	(188,766,094)
Net change in unrealized appreciation (depreciation)	(251,034,205)	700,629,706
Increase (decrease) in net assets from operations	254,422,072	686,468,416
From Distributions to Shareholders
Class B	(179,265,176)	(249,923,152)
Total distributions	(179,265,176)	(249,923,152)
Increase (decrease) in net assets from capital share transactions	(381,536,113)	(808,648,392)
Total increase (decrease) in net assets	(306,379,217)	(372,103,128)
Net Assets
Beginning of period	7,688,314,725	8,060,417,853
End of period	$7,381,935,508	$7,688,314,725

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	583,889	$5,116,708	1,682,851	$14,133,863
Reinvestments	20,347,920	179,265,176	29,823,765	249,923,152
Redemptions	(64,551,268)	(565,917,997)	(128,533,443)	(1,072,705,407)
Net increase (decrease)	(43,619,459)	$(381,536,113)	(97,026,827)	$(808,648,392)
Increase (decrease) derived from capital shares transactions		$(381,536,113)		$(808,648,392)
See accompanying notes to financial statements.
BHFTI-137

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.70	$8.22	$12.01	$11.84	$12.01	$9.92
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.19	0.18	0.14	0.25	0.24
Net realized and unrealized gain (loss)	0.10	0.56	(2.76)	0.73	1.06	2.08
Total income (loss) from investment operations	0.30	0.75	(2.58)	0.87	1.31	2.32
Less Distributions
Distributions from net investment income	(0.22)	(0.27)	(0.25)	(0.28)	(0.29)	(0.23)
Distributions from net realized capital gains	0.00	0.00	(0.96)	(0.42)	(1.19)	0.00
Total distributions	(0.22)	(0.27)	(1.21)	(0.70)	(1.48)	(0.23)
Net Asset Value, End of Period	$8.78	$8.70	$8.22	$12.01	$11.84	$12.01
Total Return (%) (b)	3.41 (c)	9.24	(21.81)	7.54	12.52	23.57
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.56 (e)	0.55	0.51	0.49	0.50	0.50
Gross ratio of expenses to average net assets excluding interest expense (%) (d)	0.50 (e)	0.49	0.49	0.49	0.49	0.50
Net ratio of expenses to average net assets (%) (d) (f)	0.56 (e)	0.55	0.51	0.49	0.49	0.49
Net ratio of expenses to average net assets excluding interest expense (%) (d) (f)	0.50 (e)	0.49	0.49	0.49	0.49	0.49
Ratio of net investment income (loss) to average net assets (%) (g)	2.51 (e)	2.22	1.91	1.18	2.19	2.18
Portfolio turnover rate (%)	17 (c)(h)	41 (h)	26 (h)	45 (h)	76 (h)	76 (h)
Net assets, end of period (in millions)	$7,381.9	$7,688.3	$8,060.4	$11,622.6	$12,162.6	$12,014.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 7%, 12%, 8%, 18%, 24%, and 15% for the six months ended June 30, 2024, and for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.
BHFTI-138

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.5%
Leonardo DRS, Inc. (a)	157,600	$4,020,376
Automobile Components — 0.7%
Adient PLC (a)	82,400	2,036,104
Holley, Inc. (a) (b)	492,826	1,764,317
Patrick Industries, Inc. (b)	17,300	1,877,915
		5,678,336
Banks — 12.0%
Associated Banc-Corp. (b)	183,841	3,888,237
Bank of NT Butterfield & Son Ltd.	82,250	2,888,620
BOK Financial Corp. (b)	15,354	1,407,041
Cadence Bank (b)	119,250	3,372,390
Columbia Banking System, Inc.	236,341	4,700,822
Comerica, Inc.	52,350	2,671,944
East West Bancorp, Inc.	81,600	5,975,568
First Financial Bancorp	121,850	2,707,507
First Hawaiian, Inc.	96,989	2,013,492
FNB Corp. (b)	434,350	5,941,908
Hancock Whitney Corp. (b)	269,558	12,892,959
Hope Bancorp, Inc.	300,840	3,231,022
Old National Bancorp (b)	247,700	4,257,963
Renasant Corp.	99,873	3,050,121
Sandy Spring Bancorp, Inc. (b)	70,075	1,707,027
SouthState Corp. (b)	79,686	6,089,604
Synovus Financial Corp. (b)	135,950	5,463,831
UMB Financial Corp. (b)	136,292	11,369,479
Valley National Bancorp (b)	603,950	4,215,571
WaFd, Inc. (b)	82,000	2,343,560
Webster Financial Corp. (b)	228,592	9,964,325
		100,152,991
Beverages — 0.7%
Primo Water Corp.	248,701	5,436,604
Building Products — 4.2%
CSW Industrials, Inc. (b)	24,261	6,436,686
Griffon Corp.	104,198	6,654,084
Janus International Group, Inc. (a) (b)	324,428	4,097,526
Quanex Building Products Corp. (b)	195,676	5,410,441
Simpson Manufacturing Co., Inc. (b)	17,001	2,865,179
UFP Industries, Inc.	56,297	6,305,264
Zurn Elkay Water Solutions Corp. (b)	107,732	3,167,321
		34,936,501
Capital Markets — 1.6%
GlassBridge Enterprises, Inc. (a)	572	11,440
Marex Group PLC (a)	51,847	1,036,940
MidCap Financial Investment Corp.	156,391	2,367,760
New Mountain Finance Corp.	212,266	2,598,136
Stifel Financial Corp.	79,950	6,727,792
Westwood Holdings Group, Inc.	42,205	514,057
		13,256,125
Chemicals — 7.0%
Ashland, Inc.	26,250	2,480,362
Security Description	Shares	Value
Chemicals—(Continued)
Avient Corp. (b)	360,912	$15,753,809
Ecovyst, Inc. (a)	352,249	3,159,674
HB Fuller Co. (b)	54,050	4,159,688
Huntsman Corp.	116,550	2,653,843
Innospec, Inc.	133,108	16,450,818
Mativ Holdings, Inc. (b)	284,016	4,816,911
Minerals Technologies, Inc.	30,294	2,519,249
NewMarket Corp.	10,296	5,308,309
Quaker Chemical Corp. (b)	7,735	1,312,630
		58,615,293
Commercial Services & Supplies — 1.6%
ACCO Brands Corp.	410,033	1,927,155
BrightView Holdings, Inc. (a) (b)	51,469	684,538
Ennis, Inc. (b)	110,134	2,410,833
Matthews International Corp. - Class A	47,603	1,192,455
UniFirst Corp.	19,740	3,386,002
Viad Corp. (a)	92,785	3,154,690
VSE Corp. (b)	8,117	716,569
		13,472,242
Communications Equipment — 0.2%
Viavi Solutions, Inc. (a)	231,400	1,589,718
Construction & Engineering — 2.1%
API Group Corp. (a) (b)	127,397	4,793,949
Centuri Holdings, Inc. (a) (b)	30,700	598,036
MasTec, Inc. (a)	59,845	6,402,817
MDU Resources Group, Inc. (b)	225,840	5,668,584
		17,463,386
Construction Materials — 2.0%
Eagle Materials, Inc. (b)	50,049	10,883,655
Knife River Corp. (a)	30,350	2,128,749
Summit Materials, Inc. - Class A (a)	89,803	3,287,688
		16,300,092
Consumer Finance — 0.3%
Bread Financial Holdings, Inc.	49,700	2,214,632
Consumer Staples Distribution & Retail — 0.4%
Performance Food Group Co. (a)	46,031	3,043,109
Containers & Packaging — 2.6%
Berry Global Group, Inc.	115,403	6,791,467
Myers Industries, Inc.	145,450	1,946,121
Silgan Holdings, Inc. (b)	173,189	7,331,090
TriMas Corp.	215,214	5,500,870
		21,569,548
Electric Utilities — 0.8%
ALLETE, Inc. (b)	13,963	870,593
IDACORP, Inc.	17,607	1,640,092
OGE Energy Corp. (b)	113,300	4,044,810
		6,555,495
See accompanying notes to financial statements.
BHFTI-139

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment — 1.9%
Atkore, Inc. (b)	84,606	$11,415,888
NEXTracker, Inc. - Class A (a)	42,214	1,978,992
Regal Rexnord Corp. (b)	18,606	2,515,903
		15,910,783
Electronic Equipment, Instruments & Components — 3.4%
Belden, Inc. (b)	125,736	11,794,037
Flex Ltd. (a)	131,787	3,886,398
Knowles Corp. (a)	58,462	1,009,054
TD SYNNEX Corp.	27,700	3,196,580
TTM Technologies, Inc. (a) (b)	241,976	4,701,594
Vishay Intertechnology, Inc. (b)	154,150	3,437,545
		28,025,208
Energy Equipment & Services — 2.2%
Forum Energy Technologies, Inc. (a) (b)	18,776	316,563
Liberty Energy, Inc. (b)	346,412	7,236,547
Noble Corp. PLC (b)	66,100	2,951,365
Patterson-UTI Energy, Inc. (b)	749,993	7,769,928
		18,274,403
Financial Services — 1.7%
Compass Diversified Holdings	221,490	4,848,416
Essent Group Ltd.	76,750	4,312,582
Euronet Worldwide, Inc. (a) (b)	27,987	2,896,655
Jackson Financial, Inc. - Class A	25,892	1,922,740
		13,980,393
Food Products — 3.5%
Flowers Foods, Inc.	101,000	2,242,200
J & J Snack Foods Corp. (b)	123,119	19,990,832
Nomad Foods Ltd.	311,093	5,126,813
Tootsie Roll Industries, Inc. (b)	70,730	2,162,216
		29,522,061
Gas Utilities — 0.4%
Southwest Gas Holdings, Inc. (b)	50,900	3,582,342
Ground Transportation — 1.0%
Saia, Inc. (a) (b)	1,950	924,866
Werner Enterprises, Inc.	217,610	7,796,966
		8,721,832
Health Care Equipment & Supplies — 2.0%
CONMED Corp. (b)	5,944	412,038
Enovis Corp. (a) (b)	44,290	2,001,908
Globus Medical, Inc. - Class A (a)	47,850	3,277,247
Haemonetics Corp. (a) (b)	17,681	1,462,749
Integer Holdings Corp. (a) (b)	39,350	4,556,337
Merit Medical Systems, Inc. (a)	28,200	2,423,790
Varex Imaging Corp. (a) (b)	144,595	2,129,884
		16,263,953
Health Care Providers & Services — 0.7%
Patterson Cos., Inc. (b)	185,937	4,484,800
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Premier, Inc. - Class A (b)	85,218	$1,591,020
		6,075,820
Health Care REITs — 0.6%
Community Healthcare Trust, Inc.	52,400	1,225,636
National Health Investors, Inc.	60,200	4,077,346
		5,302,982
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	242,700	3,528,858
Hotels, Restaurants & Leisure — 1.7%
Boyd Gaming Corp. (b)	39,500	2,176,450
Choice Hotels International, Inc. (b)	17,900	2,130,100
Denny's Corp. (a)	395,251	2,806,282
Dine Brands Global, Inc. (b)	58,688	2,124,506
Jack in the Box, Inc. (b)	41,348	2,106,267
Texas Roadhouse, Inc.	14,150	2,429,696
		13,773,301
Household Durables — 2.0%
Helen of Troy Ltd. (a) (b)	51,752	4,799,480
KB Home	58,950	4,137,111
M/I Homes, Inc. (a)	20,000	2,442,800
Meritage Homes Corp.	32,200	5,211,570
		16,590,961
Household Products — 2.2%
Central Garden & Pet Co. (Voting Shares) (a) (b)	67,300	2,591,050
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	147,298	4,865,253
Spectrum Brands Holdings, Inc. (b)	122,499	10,526,339
		17,982,642
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Corp. (a)	24,020	2,666,700
Industrial REITs — 0.7%
LXP Industrial Trust	432,050	3,940,296
Plymouth Industrial REIT, Inc.	90,600	1,937,028
		5,877,324
Insurance — 5.5%
Abacus Life, Inc. (a) (b)	79,871	690,884
Assurant, Inc.	22,100	3,674,125
Axis Capital Holdings Ltd.	80,700	5,701,455
CNO Financial Group, Inc.	40,551	1,124,074
Enstar Group Ltd. (a)	28,536	8,723,455
Hanover Insurance Group, Inc.	83,844	10,517,391
ProAssurance Corp. (a)	93,833	1,146,639
Selective Insurance Group, Inc.	30,140	2,828,036
Stewart Information Services Corp. (b)	150,258	9,328,017
White Mountains Insurance Group Ltd. (b)	1,061	1,928,315
		45,662,391
See accompanying notes to financial statements.
BHFTI-140

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services — 0.2%
Ziff Davis, Inc. (a)	25,041	$1,378,507
IT Services — 0.6%
Kyndryl Holdings, Inc. (a)	189,924	4,996,900
Leisure Products — 0.4%
Acushnet Holdings Corp. (b)	58,400	3,707,232
Life Sciences Tools & Services — 0.3%
Azenta, Inc. (a) (b)	48,287	2,540,862
Machinery — 8.1%
Alamo Group, Inc.	37,912	6,558,776
Atmus Filtration Technologies, Inc. (a)	63,236	1,819,932
Columbus McKinnon Corp.	67,306	2,324,749
Douglas Dynamics, Inc.	163,387	3,823,256
Franklin Electric Co., Inc.	137,885	13,281,083
Gates Industrial Corp. PLC (a)	224,763	3,553,503
Hillman Solutions Corp. (a)	537,199	4,754,211
ITT, Inc.	45,580	5,888,025
Mayville Engineering Co., Inc. (a)	133,979	2,232,090
Mueller Industries, Inc. (b)	270,445	15,399,138
Terex Corp. (b)	69,100	3,789,444
Timken Co.	47,450	3,802,169
		67,226,376
Marine Transportation — 0.5%
Kirby Corp. (a)	31,950	3,825,374
Media — 0.2%
DallasNews Corp. (b)	41,818	150,126
Thryv Holdings, Inc. (a) (b)	62,035	1,105,464
		1,255,590
Metals & Mining — 0.4%
Constellium SE (a)	133,500	2,516,475
Ryerson Holding Corp.	62,550	1,219,725
		3,736,200
Mortgage Real Estate Investment Trusts — 1.5%
AGNC Investment Corp. (b)	485,563	4,632,271
Apollo Commercial Real Estate Finance, Inc. (b)	124,785	1,221,645
New York Mortgage Trust, Inc. (b)	251,591	1,469,292
Two Harbors Investment Corp. (b)	360,752	4,765,534
		12,088,742
Multi-Utilities — 0.4%
Black Hills Corp.	56,440	3,069,207
Oil, Gas & Consumable Fuels — 5.6%
Berry Corp.	192,884	1,246,031
Chord Energy Corp. (b)	32,886	5,514,324
CNX Resources Corp. (a) (b)	73,800	1,793,340
EnLink Midstream LLC (a) (b)	262,400	3,610,624
International Seaways, Inc.	53,850	3,184,151
Magnolia Oil & Gas Corp. - Class A (b)	394,025	9,984,594
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Matador Resources Co. (b)	76,530	$4,561,188
Murphy Oil Corp.	88,900	3,666,236
Nordic American Tankers Ltd. (b)	259,093	1,031,190
Northern Oil & Gas, Inc. (b)	91,673	3,407,485
PBF Energy, Inc. - Class A	67,200	3,092,544
SM Energy Co. (b)	34,651	1,497,963
Southwestern Energy Co. (a) (b)	633,677	4,264,646
		46,854,316
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	54,150	4,458,169
Personal Care Products — 0.1%
Edgewell Personal Care Co. (b)	28,141	1,130,987
Pharmaceuticals — 1.2%
Perrigo Co. PLC	44,727	1,148,589
Prestige Consumer Healthcare, Inc. (a)	128,394	8,839,927
		9,988,516
Professional Services — 3.0%
CACI International, Inc. - Class A (a)	11,828	5,087,578
CBIZ, Inc. (a) (b)	51,468	3,813,779
Concentrix Corp. (b)	14,920	944,138
KBR, Inc.	67,460	4,326,884
Korn Ferry (b)	94,622	6,352,921
Maximus, Inc.	48,196	4,130,397
		24,655,697
Residential REITs — 0.8%
Elme Communities	148,124	2,359,615
Independence Realty Trust, Inc. (b)	240,310	4,503,410
		6,863,025
Retail REITs — 1.3%
Agree Realty Corp. (b)	113,432	7,025,978
Kite Realty Group Trust	183,463	4,105,902
		11,131,880
Semiconductors & Semiconductor Equipment — 1.5%
Cirrus Logic, Inc. (a) (b)	45,850	5,853,211
Diodes, Inc. (a) (b)	57,480	4,134,536
Power Integrations, Inc. (b)	41,050	2,881,300
		12,869,047
Software — 0.5%
E2open Parent Holdings, Inc. (a) (b)	262,331	1,177,866
Pagaya Technologies Ltd. - Class A (a) (b)	80,117	1,022,293
Progress Software Corp. (b)	30,710	1,666,325
Synchronoss Technologies, Inc. (a)	40,797	379,412
		4,245,896
Specialty Retail — 0.4%
Group 1 Automotive, Inc.	11,950	3,552,496
See accompanying notes to financial statements.
BHFTI-141

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. (a)	51,144	$1,968,021
Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co. (b)	24,500	1,937,460
Crocs, Inc. (a)	17,900	2,612,326
Levi Strauss & Co. - Class A (b)	54,820	1,056,930
Oxford Industries, Inc. (b)	18,450	1,847,767
Steven Madden Ltd. (b)	152,196	6,437,891
		13,892,374
Trading Companies & Distributors — 1.8%
Air Lease Corp. (b)	61,254	2,911,403
Beacon Roofing Supply, Inc. (a)	39,650	3,588,325
Custom Truck One Source, Inc. (a) (b)	363,929	1,583,091
H&E Equipment Services, Inc.	74,550	3,292,873
WESCO International, Inc.	22,350	3,542,922
		14,918,614
Total Common Stocks (Cost $664,366,927)		816,400,430

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	140,969	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	35,242	0

Short-Term Investments—1.9%
Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $15,403,907; collateralized by U.S. Treasury Notes at 0.750%, maturing 04/30/26, with a market value of $15,706,488	15,398,454	15,398,454
Total Short-Term Investments (Cost $15,398,454)		15,398,454

Securities Lending Reinvestments (e)—15.2%
Certificates of Deposit—4.4%
Bank of America Corp.
5.570%, SOFR + 0.230%, 07/08/24 (f)	1,000,000	1,000,034
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (f)	2,000,000	2,000,000
5.640%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	1,000,005
Bank of Nova Scotia
5.640%, SOFR + 0.300%, 03/13/25 (f)	2,000,000	1,999,998
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (f)	2,000,000	2,000,282
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (f)	2,000,000	$2,000,090
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,100,221
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (f)	2,000,000	2,000,564
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
5.515%, 10/17/24	1,000,000	1,000,045
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/13/24	2,000,000	1,977,000
5.570%, SOFR + 0.240%, 07/11/24 (f)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (f)	2,000,000	2,000,518
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (f)	2,000,000	2,000,004
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (f)	2,000,000	2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (f)	2,000,000	2,000,436
Oversea-Chinese Banking Corp. Ltd.
5.510%, SOFR + 0.170%, 09/16/24 (f)	2,000,000	1,999,934
5.540%, SOFR + 0.200%, 10/22/24 (f)	1,000,000	1,000,011
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	3,000,000	3,002,316
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.230%, 07/11/24 (f)	1,000,000	1,000,048
Toronto-Dominion Bank
5.720%, SOFR + 0.380%, 01/08/25 (f)	2,000,000	2,000,063
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (f)	2,000,000	2,002,014
		37,062,489
Commercial Paper—1.0%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (f)	3,000,000	2,999,397
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (f)	2,000,000	2,000,384
5.570%, SOFR + 0.230%, 11/20/24 (f)	2,000,000	2,000,392
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (f)	1,000,000	999,943
		8,000,116
Repurchase Agreements—8.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $1,500,681; collateralized by various Common Stock with an aggregate market value of $1,672,707	1,500,000	1,500,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $5,002,283; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $7,038,247; collateralized by various Common Stock with an aggregate market value of $7,700,005	7,000,000	7,000,000
See accompanying notes to financial statements.
BHFTI-142

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $8,708,707; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $8,878,946	8,704,848	$8,704,848
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $12,413,141; collateralized by various Common Stock with an aggregate market value of $13,832,009	12,400,000	12,400,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $10,004,575; collateralized by various Common Stock with an aggregate market value of $11,155,043	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $3,671,658; collateralized by various Common Stock with an aggregate market value of $4,085,178	3,670,000	3,670,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,100,954; collateralized by various Common Stock with an aggregate market value of $2,338,934	2,100,000	2,100,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $17,007,679; collateralized by various Common Stock with an aggregate market value of $18,708,447	17,000,000	17,000,000
		72,374,848
Time Deposit—0.6%
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (f)	5,000,000	5,000,000

Security Description	Shares	Value

Mutual Funds—0.5%
AB Government Money Market, Institutional Class, 5.220% (g)	1,400,000	$1,400,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (g)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (g)	750,000	750,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (g)	1,000,000	1,000,000
		4,150,000
Total Securities Lending Reinvestments (Cost $126,582,079)		126,587,453
Total Investments—115.2% (Cost $806,347,460)		958,386,337
Other assets and liabilities (net)—(15.2)%		(126,317,265)
Net Assets—100.0%		$832,069,072

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $185,295,016 and the collateral received consisted of cash in the amount of $126,557,469 and non-cash collateral with a value of $62,039,737. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$81,828,745	$0	$202,800,553
See accompanying notes to financial statements.
BHFTI-143

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(126,557,469)	$—	$—	$—	$(126,557,469)
Gross amount of recognized liabilities for securities lending transactions					$(126,557,469)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$816,400,430	$—	$—	$816,400,430
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	15,398,454	—	15,398,454
Securities Lending Reinvestments
Certificates of Deposit	—	37,062,489	—	37,062,489
Commercial Paper	—	8,000,116	—	8,000,116
Repurchase Agreements	—	72,374,848	—	72,374,848
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	4,150,000	—	—	4,150,000
Total Securities Lending Reinvestments	4,150,000	122,437,453	—	126,587,453
Total Investments	$820,550,430	$137,835,907	$0	$958,386,337
Collateral for Securities Loaned (Liability)	$—	$(126,557,469)	$—	$(126,557,469)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$811,232,445
Gross unrealized appreciation	207,718,259
Gross unrealized (depreciation)	(60,564,367)
Net unrealized appreciation (depreciation)	$147,153,892
See accompanying notes to financial statements.
BHFTI-144

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$958,386,337
Cash	27
Receivable for:
Investments sold	1,124,431
Fund shares sold	207,955
Dividends and interest	1,086,673
Prepaid expenses	6,669
Total Assets	960,812,092
Liabilities
Collateral for securities loaned	126,557,469
Payable for:
Investments purchased	1,169,112
Fund shares redeemed	115,033
Accrued Expenses:
Management fees	505,456
Distribution and service fees	69,688
Deferred trustees’ fees	197,576
Other expenses	128,686
Total Liabilities	128,743,020
Net Assets	$832,069,072
Net Assets Consist of:
Paid in surplus	$622,443,002
Distributable earnings (Accumulated losses)	209,626,070
Net Assets	$832,069,072
Net Assets
Class A	$493,032,929
Class B	339,036,143
Capital Shares Outstanding*
Class A	37,545,059
Class B	26,220,042
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.13
Class B	12.93

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $806,347,460.
(b)	Includes securities loaned at value of $185,295,016.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$9,175,483
Interest	306,143
Securities lending income	242,778
Total investment income	9,724,404
Expenses
Management fees	3,373,124
Administration fees	24,114
Custodian and accounting fees	46,350
Distribution and service fees—Class B	433,731
Audit and tax services	25,453
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	21,663
Insurance	3,805
Miscellaneous	7,674
Total expenses	3,994,093
Less management fee waiver	(50,279)
Less broker commission recapture	(261)
Net expenses	3,943,553
Net Investment Income	5,780,851
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	57,622,914
Foreign currency transactions	(11)
Net realized gain (loss)	57,622,903
Net change in unrealized appreciation (depreciation) on investments	(42,856,913)
Net realized and unrealized gain (loss)	14,765,990
Net Increase (Decrease) in Net Assets From Operations	$20,546,841

(a)	Net of foreign withholding taxes of $4,234.
See accompanying notes to financial statements.
BHFTI-145

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,780,851	$12,434,250
Net realized gain (loss)	57,622,903	57,279,630
Net change in unrealized appreciation (depreciation)	(42,856,913)	55,704,462
Increase (decrease) in net assets from operations	20,546,841	125,418,342
From Distributions to Shareholders
Class A	(41,606,617)	(55,059,141)
Class B	(28,327,046)	(32,458,375)
Total distributions	(69,933,663)	(87,517,516)
Increase (decrease) in net assets from capital share transactions	(57,462,252)	(15,501,119)
Total increase (decrease) in net assets	(106,849,074)	22,399,707
Net Assets
Beginning of period	938,918,146	916,518,439
End of period	$832,069,072	$938,918,146

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	42,865	$599,824	1,270,513	$16,846,617
Reinvestments	3,130,671	41,606,617	4,338,782	55,059,141
Redemptions	(7,075,956)	(103,980,702)	(6,459,093)	(89,839,624)
Net increase (decrease)	(3,902,420)	$(61,774,261)	(849,798)	$(17,933,866)
Class B
Sales	286,474	$3,938,566	1,025,539	$13,379,876
Reinvestments	2,164,022	28,327,046	2,594,594	32,458,375
Redemptions	(2,002,069)	(27,953,603)	(3,291,916)	(43,405,504)
Net increase (decrease)	448,427	$4,312,009	328,217	$2,432,747
Increase (decrease) derived from capital shares transactions		$(57,462,252)		$(15,501,119)
See accompanying notes to financial statements.
BHFTI-146

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.05	$13.60	$19.25	$14.72	$15.76	$13.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.20	0.19	0.14	0.17	0.23
Net realized and unrealized gain (loss)	0.19	1.59	(2.70)	4.58	(0.46)	3.50
Total income (loss) from investment operations	0.29	1.79	(2.51)	4.72	(0.29)	3.73
Less Distributions
Distributions from net investment income	(0.22)	(0.18)	(0.16)	(0.18)	(0.20)	(0.18)
Distributions from net realized capital gains	(0.99)	(1.16)	(2.98)	(0.01)	(0.55)	(1.33)
Total distributions	(1.21)	(1.34)	(3.14)	(0.19)	(0.75)	(1.51)
Net Asset Value, End of Period	$13.13	$14.05	$13.60	$19.25	$14.72	$15.76
Total Return (%) (b)	1.95 (c)	14.21	(12.90)	32.12 (d)	(0.32)	29.06 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (e)	0.79	0.78	0.77	0.79	0.79
Net ratio of expenses to average net assets (%) (f)	0.78 (e)	0.78	0.76	0.75	0.78	0.78
Ratio of net investment income (loss) to average net assets (%)	1.37 (e)	1.46	1.19	0.81	1.37	1.54
Portfolio turnover rate (%)	9 (c)	22	17	18	38	25
Net assets, end of period (in millions)	$493.0	$582.4	$575.3	$799.1	$828.7	$567.7

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.84	$13.41	$19.01	$14.55	$15.58	$13.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.16	0.15	0.10	0.13	0.19
Net realized and unrealized gain (loss)	0.18	1.57	(2.66)	4.52	(0.44)	3.47
Total income (loss) from investment operations	0.26	1.73	(2.51)	4.62	(0.31)	3.66
Less Distributions
Distributions from net investment income	(0.18)	(0.14)	(0.11)	(0.15)	(0.17)	(0.14)
Distributions from net realized capital gains	(0.99)	(1.16)	(2.98)	(0.01)	(0.55)	(1.33)
Total distributions	(1.17)	(1.30)	(3.09)	(0.16)	(0.72)	(1.47)
Net Asset Value, End of Period	$12.93	$13.84	$13.41	$19.01	$14.55	$15.58
Total Return (%) (b)	1.80 (c)	13.95	(13.09)	31.77 (d)	(0.57)	28.78 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04 (e)	1.04	1.03	1.02	1.04	1.04
Net ratio of expenses to average net assets (%) (f)	1.03 (e)	1.03	1.01	1.00	1.03	1.03
Ratio of net investment income (loss) to average net assets (%)	1.15 (e)	1.22	0.96	0.57	1.08	1.29
Portfolio turnover rate (%)	9 (c)	22	17	18	38	25
Net assets, end of period (in millions)	$339.0	$356.6	$341.2	$436.8	$395.6	$406.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes gains from settlement of security litigations; excluding these gains, the total return for Class A and Class B would have been 31.92% and 31.56% for the year ended December 31, 2021, and
28.49% and 28.20% for the year ended December 31, 2019, respectively.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-147

Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—92.6% of Net Assets

Security Description	Shares	Value

Brazil — 3.7%
MercadoLibre, Inc. (a)	4,975	$8,175,915
NU Holdings Ltd. - Class A (a)	496,515	6,400,078
PRIO SA	831,952	6,512,624
Raia Drogasil SA	2,059,968	9,463,154
		30,551,771
China — 23.4%
Alibaba Group Holding Ltd.	3,115,200	28,005,920
ANTA Sports Products Ltd.	1,056,400	10,062,927
Budweiser Brewing Co. APAC Ltd.	3,296,000	3,880,195
China Resources Land Ltd.	2,270,000	7,710,244
China Tourism Group Duty Free Corp. Ltd. - Class A	344,583	2,958,048
China Tourism Group Duty Free Corp. Ltd. - Class H (b)	350,800	2,143,775
Contemporary Amperex Technology Co. Ltd. - Class A	386,594	9,549,826
Kweichow Moutai Co. Ltd. - Class A	45,266	9,129,334
Midea Group Co. Ltd. - Class A	1,520,488	13,501,593
NARI Technology Co. Ltd. - Class A	3,275,056	11,242,649
PICC Property & Casualty Co. Ltd. - Class H (a)	7,094,000	8,801,905
Ping An Insurance Group Co. of China Ltd. - Class H	1,400,000	6,365,909
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	315,477	12,646,024
Sungrow Power Supply Co. Ltd. - Class A	886,060	7,544,133
Tencent Holdings Ltd.	1,203,600	57,124,032
Zhongsheng Group Holdings Ltd.	431,000	629,695
		191,296,209
France — 1.8%
TotalEnergies SE	225,794	15,048,961
Hong Kong — 1.2%
AIA Group Ltd.	1,502,000	10,184,987
India — 20.5%
Bharti Airtel Ltd.	529,130	9,167,927
Cholamandalam Investment & Finance Co. Ltd.	437,667	7,413,027
Godrej Properties Ltd. (a)	151,406	5,769,263
Havells India Ltd.	414,216	9,023,713
HDFC Bank Ltd.	1,186,076	23,976,465
Hindustan Unilever Ltd.	353,920	10,451,592
ICICI Bank Ltd.	1,100,477	15,775,066
Indian Hotels Co. Ltd.	586,921	4,363,629
Mahindra & Mahindra Ltd.	280,031	9,591,399
Maruti Suzuki India Ltd.	49,524	7,119,018
Power Grid Corp. of India Ltd.	5,710,410	22,562,346
SBI Life Insurance Co. Ltd.	882,191	15,749,522
Tata Consultancy Services Ltd.	264,554	12,356,585
UltraTech Cement Ltd.	101,827	14,179,958
		167,499,510
Indonesia — 1.9%
Bank Negara Indonesia Persero Tbk. PT	21,981,700	6,216,527
Telkom Indonesia Persero Tbk. PT	50,485,200	9,580,159
		15,796,686
Kazakhstan — 2.0%
Kaspi.KZ JSC (ADR) (b)	123,468	15,928,607
Security Description	Shares	Value
Mexico — 6.4%
Fomento Economico Mexicano SAB de CV (ADR)	84,066	$9,049,705
Grupo Aeroportuario del Sureste SAB de CV - Class B (b)	279,685	8,431,826
Grupo Financiero Banorte SAB de CV - Class O	1,153,706	8,978,664
Grupo Mexico SAB de CV - Series B	1,775,575	9,580,050
Southern Copper Corp. (b)	152,877	16,470,968
		52,511,213
Netherlands — 2.8%
ASM International NV	17,348	13,213,951
ASML Holding NV	9,748	10,056,988
		23,270,939
Peru — 0.5%
Credicorp Ltd.	23,591	3,805,936
Russia — 0.0%
LUKOIL PJSC (a) (c) (d)	255,685	0
Novatek PJSC (a) (c) (d)	928,138	0
Sberbank of Russia PJSC † (a) (c) (d)	1,645,424	0
		0
Saudi Arabia — 2.2%
Al Rajhi Bank	499,992	10,884,505
Saudi Arabian Oil Co.	954,530	7,047,330
		17,931,835
South Africa — 0.9%
Sanlam Ltd.	1,634,669	7,266,706
South Korea — 4.9%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	99,176	11,427,361
Samsung C&T Corp.	71,956	7,379,132
Samsung E&A Co. Ltd. (a)	528,423	9,230,791
Shinhan Financial Group Co. Ltd.	345,911	12,017,912
		40,055,196
Taiwan — 18.4%
Accton Technology Corp.	725,000	12,315,281
Delta Electronics, Inc.	938,000	11,142,906
MediaTek, Inc.	384,000	16,416,110
Taiwan Semiconductor Manufacturing Co. Ltd.	3,538,000	105,225,458
Yageo Corp.	265,000	5,937,949
		151,037,704
United Arab Emirates — 1.4%
Aldar Properties PJSC	3,622,429	6,173,872
Americana Restaurants International PLC	6,315,433	5,486,328
		11,660,200
United States — 0.6%
Globant SA (a) (b)	27,335	4,872,737
Total Common Stocks (Cost $737,745,301)		758,719,197

See accompanying notes to financial statements.
BHFTI-148

Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Preferred Stocks—8.0%
Security Description	Shares/ Principal Amount*	Value

Brazil — 1.1%
Itausa SA	5,048,299	$8,868,231
South Korea — 6.9%
Samsung Electronics Co. Ltd.	1,229,855	56,477,708
Total Preferred Stocks (Cost $62,966,391)		65,345,939

Securities Lending Reinvestments (e)—1.1%
Repurchase Agreements — 0.8%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $150,069; collateralized by various Common Stock with an aggregate market value of $167,271	150,000	150,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $717,376; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $731,400	717,059	717,059
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $2,000,887; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $2,040,000	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $1,500,686; collateralized by various Common Stock with an aggregate market value of $1,673,257	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,700,768; collateralized by various Common Stock with an aggregate market value of $1,892,317	1,700,000	1,700,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $400,181; collateralized by various Common Stock with an aggregate market value of $440,199	400,000	400,000
		6,467,059

Mutual Funds — 0.3%
Allspring Government Money Market Fund, Select Class, 5.250% (f)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (f)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (f)	200,000	200,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (f)	200,000	200,000
Security Description	Shares	Value
Mutual Funds — (Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (f)	10,000	$10,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (f)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (f)	451,101	451,101
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (f)	200,000	200,000
		2,661,101
Total Securities Lending Reinvestments (Cost $9,128,160)		9,128,160
Total Investments — 101.7% (Cost $809,839,852)		833,193,296
Other assets and liabilities (net) — (1.7)%		(14,251,147)
Net Assets — 100.0%		$818,942,149

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $0, which is 0.0%
of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $19,552,788 and the collateral received consisted of cash in the amount of
$9,128,160 and non-cash collateral with a value of $11,108,766. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	17.7
Banks	11.8
Interactive Media & Services	7.0
Technology Hardware, Storage & Peripherals	6.9
Insurance	5.9
Electrical Equipment	4.6
Broadline Retail	4.4
Oil, Gas & Consumable Fuels	3.5
Metals & Mining	3.2
Consumer Finance	2.9
See accompanying notes to financial statements.
BHFTI-149

Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$159,880,426	$0	$245,797,852
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(9,128,160)	$—	$—	$—	$(9,128,160)
Gross amount of recognized liabilities for securities lending transactions					$(9,128,160)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$30,551,771	$—	$—	$30,551,771
China	—	191,296,209	—	191,296,209
France	—	15,048,961	—	15,048,961
Hong Kong	—	10,184,987	—	10,184,987
India	—	167,499,510	—	167,499,510
Indonesia	—	15,796,686	—	15,796,686
Kazakhstan	15,928,607	—	—	15,928,607
Mexico	52,511,213	—	—	52,511,213
Netherlands	—	23,270,939	—	23,270,939
Peru	3,805,936	—	—	3,805,936
Russia	—	—	0	0
Saudi Arabia	—	17,931,835	—	17,931,835
South Africa	—	7,266,706	—	7,266,706
South Korea	—	40,055,196	—	40,055,196
Taiwan	—	151,037,704	—	151,037,704
United Arab Emirates	—	11,660,200	—	11,660,200
United States	4,872,737	—	—	4,872,737
Total Common Stocks	107,670,264	651,048,933	0	758,719,197
Preferred Stocks
Brazil	8,868,231	—	—	8,868,231
South Korea	—	56,477,708	—	56,477,708
Total Preferred Stocks	8,868,231	56,477,708	—	65,345,939
Securities Lending Reinvestments
Mutual Funds	2,661,101	—	—	2,661,101
See accompanying notes to financial statements.
BHFTI-150

Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$6,467,059	$—	$6,467,059
Total Securities Lending Reinvestments	2,661,101	6,467,059	—	9,128,160
Total Investments	$119,199,596	$713,993,700	$0	$833,193,296
Collateral for Securities Loaned (Liability)	$—	$(9,128,160)	$—	$(9,128,160)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$825,963,579
Gross unrealized appreciation	146,428,721
Gross unrealized (depreciation)	(139,199,004)
Net unrealized appreciation (depreciation)	$7,229,717
See accompanying notes to financial statements.
BHFTI-151

Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$833,193,296
Cash denominated in foreign currencies (c)	463,511
Receivable for:
Investments sold	1,255,668
Fund shares sold	14,551
Dividends and interest	3,139,841
Prepaid expenses	6,148
Total Assets	838,073,015
Liabilities
Due to custodian	351,385
Collateral for securities loaned	9,128,160
Payable for:
Investments purchased	1,132,753
Fund shares redeemed	610,532
Foreign taxes	6,667,932
Accrued Expenses:
Management fees	571,898
Distribution and service fees	75,703
Deferred trustees’ fees	197,576
Other expenses	394,927
Total Liabilities	19,130,866
Net Assets	$818,942,149
Net Assets Consist of:
Paid in surplus	$853,591,410
Distributable earnings (Accumulated losses) (d)	(34,649,261)
Net Assets	$818,942,149
Net Assets
Class A	$447,951,729
Class B	370,990,420
Capital Shares Outstanding*
Class A	49,420,747
Class B	41,298,660
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.06
Class B	8.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $809,839,852.
(b)	Includes securities loaned at value of $19,552,788.
(c)	Identified cost of cash denominated in foreign currencies was $471,286.
(d)	Includes foreign capital gains tax of $6,667,932.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$13,743,205
Interest	66,135
Securities lending income	65,540
Total investment income	13,874,880
Expenses
Management fees	4,029,815
Administration fees	23,756
Custodian and accounting fees	296,232
Distribution and service fees—Class B	462,271
Audit and tax services	28,681
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	25,489
Insurance	3,881
Miscellaneous	19,228
Total expenses	4,947,532
Less management fee waiver	(422,906)
Net expenses	4,524,626
Net Investment Income	9,350,254
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	(7,635,270)
Foreign currency transactions	(480,699)
Net realized gain (loss)	(8,115,969)
Net change in unrealized appreciation (depreciation) on:
Investments (c)	35,654,602
Foreign currency transactions	(31,166)
Net change in unrealized appreciation (depreciation)	35,623,436
Net realized and unrealized gain (loss)	27,507,467
Net Increase (Decrease) in Net Assets From Operations	$36,857,721

(a)	Net of foreign withholding taxes of $1,615,656.
(b)	Net of foreign capital gains tax of $1,756,033.
(c)	Includes change in foreign capital gains tax of $(1,014,432).
See accompanying notes to financial statements.
BHFTI-152

Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,350,254	$10,871,356
Net realized gain (loss)	(8,115,969)	(13,890,413)
Net change in unrealized appreciation (depreciation)	35,623,436	60,568,130
Increase (decrease) in net assets from operations	36,857,721	57,549,073
From Distributions to Shareholders
Class A	(7,556,718)	(6,310,222)
Class B	(5,414,758)	(3,858,364)
Total distributions	(12,971,476)	(10,168,586)
Increase (decrease) in net assets from capital share transactions	(86,509,338)	(54,584,053)
Total increase (decrease) in net assets	(62,623,093)	(7,203,566)
Net Assets
Beginning of period	881,565,242	888,768,808
End of period	$818,942,149	$881,565,242

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	636,090	$5,649,860	1,919,740	$16,437,960
Reinvestments	848,117	7,556,718	709,811	6,310,222
Redemptions	(8,917,651)	(80,452,878)	(5,707,455)	(50,051,605)
Net increase (decrease)	(7,433,444)	$(67,246,300)	(3,077,904)	$(27,303,423)
Class B
Sales	1,015,383	$8,707,805	2,102,787	$18,079,284
Reinvestments	613,223	5,414,758	437,456	3,858,364
Redemptions	(3,809,296)	(33,385,601)	(5,702,889)	(49,218,278)
Net increase (decrease)	(2,180,690)	$(19,263,038)	(3,162,646)	$(27,280,630)
Increase (decrease) derived from capital shares transactions		$(86,509,338)		$(54,584,053)
See accompanying notes to financial statements.
BHFTI-153

Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.83	$8.38	$13.38	$14.11	$11.32	$9.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.12	0.09	0.16	0.06	0.19
Net realized and unrealized gain (loss)	0.29	0.44	(3.45)	(0.83)	2.96	1.79
Total income (loss) from investment operations	0.39	0.56	(3.36)	(0.67)	3.02	1.98
Less Distributions
Distributions from net investment income	(0.16)	(0.11)	(0.11)	(0.06)	(0.23)	(0.20)
Distributions from net realized capital gains	0.00	0.00	(1.53)	0.00	0.00	0.00
Total distributions	(0.16)	(0.11)	(1.64)	(0.06)	(0.23)	(0.20)
Net Asset Value, End of Period	$9.06	$8.83	$8.38	$13.38	$14.11	$11.32
Total Return (%) (b)	4.39 (c)	6.67	(25.58)	(4.81)	27.68	20.98 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06 (e)	1.05	1.04	1.00	1.04	1.01
Net ratio of expenses to average net assets (%) (f)	0.96 (e)	0.95	0.94	0.90	0.94	0.93
Ratio of net investment income (loss) to average net assets (%)	2.29 (e)	1.35	0.93	1.11	0.57	1.84
Portfolio turnover rate (%)	19 (c)	28	36	36	31	16
Net assets, end of period (in millions)	$448.0	$501.7	$502.0	$622.6	$501.5	$456.8

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.74	$8.29	$13.25	$13.98	$11.22	$9.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.09	0.06	0.12	0.03	0.21
Net realized and unrealized gain (loss)	0.28	0.45	(3.41)	(0.83)	2.94	1.74
Total income (loss) from investment operations	0.37	0.54	(3.35)	(0.71)	2.97	1.95
Less Distributions
Distributions from net investment income	(0.13)	(0.09)	(0.08)	(0.02)	(0.21)	(0.18)
Distributions from net realized capital gains	0.00	0.00	(1.53)	0.00	0.00	0.00
Total distributions	(0.13)	(0.09)	(1.61)	(0.02)	(0.21)	(0.18)
Net Asset Value, End of Period	$8.98	$8.74	$8.29	$13.25	$13.98	$11.22
Total Return (%) (b)	4.28 (c)	6.47	(25.81)	(5.07)	27.30	20.75 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.31 (e)	1.30	1.29	1.25	1.29	1.26
Net ratio of expenses to average net assets (%) (f)	1.21 (e)	1.20	1.19	1.15	1.19	1.18
Ratio of net investment income (loss) to average net assets (%)	2.11 (e)	1.10	0.68	0.82	0.31	2.05
Portfolio turnover rate (%)	19 (c)	28	36	36	31	16
Net assets, end of period (in millions)	$371.0	$379.8	$386.7	$504.7	$580.7	$524.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes gains from settlement of security litigations; excluding these gains, the total return for Class A and Class B would have been 20.77% and 20.53%, respectively for the year ended December 31,
2019.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-154

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—93.9% of Net Assets

Security Description	Shares	Value

Belgium — 3.5%
UCB SA (a)	210,312	$31,167,723
Canada — 3.6%
Canadian Pacific Kansas City Ltd. (a)	301,500	23,744,461
Shopify, Inc. - Class A (b)	130,973	8,650,767
		32,395,228
Denmark — 8.9%
Danske Bank AS	553,992	16,493,053
NKT AS (b)	71,788	6,254,725
Novo Nordisk AS - Class B	334,248	47,749,388
Novo Nordisk AS (ADR)	50,372	7,190,099
Novonesis (Novozymes) B - B Shares	45,576	2,786,628
		80,473,893
France — 8.5%
Air Liquide SA	221,962	38,213,435
Airbus SE	74,917	10,329,979
AXA SA	333,382	10,977,381
Safran SA	81,987	17,248,900
		76,769,695
Germany — 8.9%
Allianz SE	66,556	18,492,211
Deutsche Bank AG	806,702	12,868,638
Deutsche Boerse AG	134,036	27,398,899
Deutsche Telekom AG	845,210	21,261,997
		80,021,745
Ireland — 2.4%
AerCap Holdings NV	227,089	21,164,695
Italy — 3.7%
BFF Bank SpA	396,626	3,778,129
Mediobanca Banca di Credito Finanziario SpA	586,714	8,635,347
UniCredit SpA	284,494	10,600,372
Wizz Air Holdings PLC (b)	365,557	10,338,258
		33,352,106
Japan — 11.1%
Coca-Cola Bottlers Japan Holdings, Inc. (a)	220,211	2,758,365
Daiichi Sankyo Co. Ltd.	408,700	14,277,373
Japan Post Bank Co. Ltd.	103,100	976,009
Mitsubishi Electric Corp.	106,983	1,710,215
Mitsubishi Estate Co. Ltd.	721,500	11,365,733
Mitsui Fudosan Co. Ltd.	1,630,479	14,997,458
Nippon Sanso Holdings Corp.	342,533	10,190,987
Otsuka Holdings Co. Ltd.	316,800	13,358,990
Resona Holdings, Inc.	1,762,553	11,703,460
Sumitomo Mitsui Financial Group, Inc.	187,900	12,568,499
Tokyu Corp.	519,600	5,721,358
		99,628,447
Mexico — 1.5%
Cemex SAB de CV (ADR)	806,281	5,152,135
Security Description	Shares	Value
Mexico — (Continued)
Wal-Mart de Mexico SAB de CV	2,353,800	$8,039,845
		13,191,980
Netherlands — 5.4%
Argenx SE (b)	19,618	8,480,464
Argenx SE (ADR) (b)	52,628	22,632,145
ASML Holding NV	16,864	17,323,105
		48,435,714
Russia — 0.0%
MMC Norilsk Nickel PJSC (ADR) (b) (c) (d)	680,186	0
Sberbank of Russia PJSC † (b) (c) (d)	5,306,492	0
		0
South Korea — 2.1%
Hanwha Aerospace Co. Ltd.	44,706	8,085,052
LIG Nex1 Co. Ltd.	69,677	11,139,145
		19,224,197
Spain — 1.6%
Aena SME SA	63,646	12,837,212
Banco Santander SA	363,647	1,685,451
		14,522,663
Switzerland — 8.5%
Galderma Group AG (b)	39,176	3,219,891
Medacta Group SA	61,541	8,376,434
SGS SA	49,664	4,418,404
Temenos AG	125,116	8,628,999
UBS Group AG	1,769,653	51,800,535
		76,444,263
United Kingdom — 11.8%
Ashtead Group PLC	76,110	5,071,127
AstraZeneca PLC	50,644	7,895,196
AstraZeneca PLC (ADR)	3,132	244,265
BAE Systems PLC	1,943,339	32,448,824
London Stock Exchange Group PLC	88,862	10,533,421
Melrose Industries PLC	4,023,017	28,095,414
RELX PLC	474,426	21,748,185
		106,036,432
United States — 12.4%
Amazon.com, Inc. (b)	257,353	49,733,467
CRH PLC	120,627	9,044,613
Linde PLC	94,287	41,374,079
Nestle SA	109,105	11,137,169
		111,289,328
Total Common Stocks (Cost $720,235,277)		844,118,109

See accompanying notes to financial statements.
BHFTI-155

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Equity Linked Security—1.7%
Security Description	Shares/ Principal Amount*	Value

Italy — 1.7%
Ryanair Holdings PLC (HSBC Bank PLC) 10/31/24 (b) (e) (Cost $13,607,057)	877,145	$15,340,056

Short-Term Investments—3.3%
Repurchase Agreement — 3.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24 with a maturity value of $29,408,734; collateralized by U.S. Treasury Note at 3.750%, maturing 04/15/26, with a market value of $29,986,472	29,398,322	29,398,322
Total Short-Term Investments (Cost $29,398,322)		29,398,322

Securities Lending Reinvestments (f)—0.3%
Repurchase Agreements — 0.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $400,182; collateralized by various Common Stock with an aggregate market value of $446,055	400,000	400,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $355,787; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $362,742	355,629	355,629
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $400,183; collateralized by various Common Stock with an aggregate market value of $446,202	400,000	400,000
		1,155,629

Mutual Funds — 0.2%
Allspring Government Money Market Fund, Select Class, 5.250% (g)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (g)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (g)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (g)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (g)	200,000	200,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (g)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (g)	200,000	200,000
Security Description	Shares	Value
Mutual Funds — (Continued)
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (g)	200,000	$200,000
		1,600,000
Total Securities Lending Reinvestments (Cost $2,755,629)		2,755,629
Total Investments — 99.2% (Cost $765,996,285)		891,612,116
Other assets and liabilities (net) — 0.8%		7,210,067
Net Assets — 100.0%		$898,822,183

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $0, which is 0.0%
of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $10,130,598 and the collateral received consisted of cash in the amount of
$2,755,629 and non-cash collateral with a value of $8,788,758. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2024.

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Pharmaceuticals	13.9
Aerospace & Defense	11.9
Capital Markets	11.4
Chemicals	10.3
Banks	7.0
Broadline Retail	5.5
Biotechnology	3.5
Insurance	3.3
Ground Transportation	3.3
Real Estate Management & Development	2.9

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0
See accompanying notes to financial statements.
BHFTI-156

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$372,245,602	$0	$473,736,687
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(2,755,629)	$—	$—	$—	$(2,755,629)
Gross amount of recognized liabilities for securities lending transactions					$(2,755,629)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$31,167,723	$—	$31,167,723
Canada	32,395,228	—	—	32,395,228
Denmark	7,190,099	73,283,794	—	80,473,893
France	—	76,769,695	—	76,769,695
Germany	—	80,021,745	—	80,021,745
Ireland	21,164,695	—	—	21,164,695
Italy	—	33,352,106	—	33,352,106
Japan	—	99,628,447	—	99,628,447
Mexico	13,191,980	—	—	13,191,980
Netherlands	31,236,373	17,199,341	—	48,435,714
Russia	—	—	0	0
South Korea	—	19,224,197	—	19,224,197
Spain	—	14,522,663	—	14,522,663
Switzerland	—	76,444,263	—	76,444,263
United Kingdom	244,265	105,792,167	—	106,036,432
United States	100,152,159	11,137,169	—	111,289,328
Total Common Stocks	205,574,799	638,543,310	0	844,118,109
Total Equity Linked Securities*	—	15,340,056	—	15,340,056
Total Short-Term Investments*	—	29,398,322	—	29,398,322
Securities Lending Reinvestments
Mutual Funds	1,600,000	—	—	1,600,000
Repurchase Agreements	—	1,155,629	—	1,155,629
Total Securities Lending Reinvestments	1,600,000	1,155,629	—	2,755,629
Total Investments	$207,174,799	$684,437,317	$0	$891,612,116
Collateral for Securities Loaned (Liability)	$—	$(2,755,629)	$—	$(2,755,629)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
See accompanying notes to financial statements.
BHFTI-157

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$769,678,633
Gross unrealized appreciation	181,232,245
Gross unrealized (depreciation)	(59,298,762)
Net unrealized appreciation (depreciation)	$121,933,483
See accompanying notes to financial statements.
BHFTI-158

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$891,612,116
Cash denominated in foreign currencies (c)	1,680,333
Receivable for:
Investments sold	10,960,304
Dividends and interest	2,472,127
Prepaid expenses	7,176
Total Assets	906,732,056
Liabilities
Collateral for securities loaned	2,755,629
Payable for:
Investments purchased	4,263,637
Fund shares redeemed	8
Accrued Expenses:
Management fees	550,561
Distribution and service fees	52
Deferred trustees’ fees	156,191
Other expenses	183,795
Total Liabilities	7,909,873
Net Assets	$898,822,183
Net Assets Consist of:
Paid in surplus	$730,798,074
Distributable earnings (Accumulated losses)	168,024,109
Net Assets	$898,822,183
Net Assets
Class A	$898,571,562
Class B	250,621
Capital Shares Outstanding*
Class A	81,482,474
Class B	22,736
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.03
Class B	11.02

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $765,996,285.
(b)	Includes securities loaned at value of $10,130,598.
(c)	Identified cost of cash denominated in foreign currencies was $1,682,883.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$11,271,713
Interest	188,489
Securities lending income	10,331
Total investment income	11,470,533
Expenses
Management fees	3,427,107
Administration fees	24,377
Custodian and accounting fees	118,349
Distribution and service fees—Class B	311
Audit and tax services	27,902
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	11,839
Insurance	3,965
Miscellaneous	16,553
Total expenses	3,688,582
Less management fee waiver	(41,998)
Net expenses	3,646,584
Net Investment Income	7,823,949
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	46,387,449
Foreign currency transactions	(135,280)
Net realized gain (loss)	46,252,169
Net change in unrealized appreciation (depreciation) on:
Investments	21,577,668
Foreign currency transactions	(96,812)
Net change in unrealized appreciation (depreciation)	21,480,856
Net realized and unrealized gain (loss)	67,733,025
Net Increase (Decrease) in Net Assets From Operations	$75,556,974

(a)	Net of foreign withholding taxes of $1,436,718.
See accompanying notes to financial statements.
BHFTI-159

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,823,949	$10,244,911
Net realized gain (loss)	46,252,169	24,641,486
Net change in unrealized appreciation (depreciation)	21,480,856	91,743,618
Increase (decrease) in net assets from operations	75,556,974	126,630,015
From Distributions to Shareholders
Class A	(10,251,956)	(16,019,392)
Class B	(2,295)	(3,551)
Total distributions	(10,254,251)	(16,022,943)
Increase (decrease) in net assets from capital share transactions	(85,430,067)	(118,295,739)
Total increase (decrease) in net assets	(20,127,344)	(7,688,667)
Net Assets
Beginning of period	918,949,527	926,638,194
End of period	$898,822,183	$918,949,527

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	3,388	$36,676	80,136	$797,766
Reinvestments	915,353	10,251,956	1,648,086	16,019,392
Redemptions	(8,754,011)	(95,712,800)	(13,786,646)	(135,105,376)
Net increase (decrease)	(7,835,270)	$(85,424,168)	(12,058,424)	$(118,288,218)
Class B
Sales	9	$105	240	$2,317
Reinvestments	205	2,295	365	3,551
Redemptions	(758)	(8,299)	(1,361)	(13,389)
Net increase (decrease)	(544)	$(5,899)	(756)	$(7,521)
Increase (decrease) derived from capital shares transactions		$(85,430,067)		$(118,295,739)
See accompanying notes to financial statements.
BHFTI-160

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.29	$9.14	$14.01	$13.03	$12.71	$9.90
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.11	0.17	0.11	0.07	0.15
Net realized and unrealized gain (loss)	0.78	1.21	(2.96)	1.03	0.82	2.82
Total income (loss) from investment operations	0.87	1.32	(2.79)	1.14	0.89	2.97
Less Distributions
Distributions from net investment income	(0.13)	(0.17)	(0.11)	(0.08)	(0.16)	(0.16)
Distributions from net realized capital gains	0.00	0.00	(1.97)	(0.08)	(0.41)	0.00
Total distributions	(0.13)	(0.17)	(2.08)	(0.16)	(0.57)	(0.16)
Net Asset Value, End of Period	$11.03	$10.29	$9.14	$14.01	$13.03	$12.71
Total Return (%) (b)	8.41 (c)	14.60	(19.10)	8.70	7.91	30.22
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (d)	0.81	0.79	0.80	0.80	0.80
Net ratio of expenses to average net assets (%) (e)	0.80 (d)	0.80	0.78	0.78	0.79	0.79
Ratio of net investment income (loss) to average net assets (%)	1.71 (d)	1.12	1.68	0.82	0.64	1.30
Portfolio turnover rate (%)	41 (c)	82	50	61	67	42
Net assets, end of period (in millions)	$898.6	$918.7	$926.4	$1,236.8	$1,212.0	$1,203.8

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.27	$9.13	$13.97	$13.00	$12.67	$9.87
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.09	0.14	0.08	0.04	0.12
Net realized and unrealized gain (loss)	0.77	1.20	(2.94)	1.02	0.83	2.82
Total income (loss) from investment operations	0.85	1.29	(2.80)	1.10	0.87	2.94
Less Distributions
Distributions from net investment income	(0.10)	(0.15)	(0.07)	(0.05)	(0.13)	(0.14)
Distributions from net realized capital gains	0.00	0.00	(1.97)	(0.08)	(0.41)	0.00
Total distributions	(0.10)	(0.15)	(2.04)	(0.13)	(0.54)	(0.14)
Net Asset Value, End of Period	$11.02	$10.27	$9.13	$13.97	$13.00	$12.67
Total Return (%) (b)	8.27 (c)	14.22	(19.27)	8.41	7.66	29.89
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06 (d)	1.06	1.04	1.05	1.05	1.05
Net ratio of expenses to average net assets (%) (e)	1.05 (d)	1.05	1.03	1.03	1.04	1.04
Ratio of net investment income (loss) to average net assets (%)	1.50 (d)	0.87	1.42	0.57	0.34	1.07
Portfolio turnover rate (%)	41 (c)	82	50	61	67	42
Net assets, end of period (in millions)	$0.3	$0.2	$0.2	$0.3	$0.3	$0.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-161

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—94.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 10.406%, 3M TSFR + 5.000%, 04/11/29	1,881,000	$1,773,783
Wood Mackenzie Ltd.
2024 Term Loan B, 8.823%, 3M TSFR + 3.500%, 02/07/31	1,225,000	1,234,953
		3,008,736
Aerospace/Defense — 1.7%
Barnes Group, Inc.
2024 Term Loan, 7.844%, 1M TSFR + 2.500%, 09/03/30	520,917	522,952
Dynasty Acquisition Co., Inc.
2024 Term Loan B1, 8.844%, 1M TSFR + 3.500%, 08/24/28	2,429,067	2,441,820
2024 Term Loan B2, 8.844%, 1M TSFR + 3.500%, 08/24/28	936,586	941,503
Novaria Holdings LLC
2024 Term Loan B, 9.694%, 1M TSFR + 4.250%, 06/05/31	200,000	201,500
TransDigm, Inc.
2024 Term Loan I, 8.085%, 3M TSFR + 2.750%, 08/24/28	4,067,539	4,079,827
2024 Term Loan K, 8.085%, 3M TSFR + 2.750%, 03/22/30	1,605,271	1,610,036
		9,797,638
Agriculture — 0.1%
Alltech, Inc.
Term Loan B, 9.458%, 1M TSFR + 4.000%, 10/13/28	511,875	510,595
Airlines — 0.4%
American Airlines, Inc.
2021 Term Loan, 10.336%, 3M TSFR + 4.750%, 04/20/28	800,000	827,250
Mileage Plus Holdings LLC
2020 Term Loan B, 10.744%, 3M TSFR + 5.250%, 06/21/27	435,000	444,434
WestJet Loyalty LP
Term Loan B, 9.048%, 3M TSFR + 3.750%, 02/14/31	1,000,000	1,005,875
		2,277,559
Apparel — 0.3%
ABG Intermediate Holdings 2 LLC
2024 Add on Delayed Draw Term Loan, 12/21/28 (b)	425,000	425,399
Hanesbrands, Inc.
2023 Term Loan B, 9.095%, 1M TSFR + 3.750%, 03/08/30	1,481,250	1,487,499
		1,912,898
Auto Parts & Equipment — 1.4%
Adient U.S. LLC
2024 Term Loan B2, 8.094%, 1M TSFR + 2.750%, 01/31/31	669,821	674,897
Autokiniton U.S. Holdings, Inc.
2024 Term Loan B, 9.458%, 1M TSFR + 4.000%, 04/06/28	2,190,168	2,206,594
Clarios Global LP
2024 Term Loan B, 8.344%, 1M TSFR + 3.000%, 05/06/30	2,319,188	2,328,972
DexKo Global, Inc.
2021 USD Term Loan B, 9.346%, 3M TSFR + 3.750%, 10/04/28	879,750	876,301
Garrett LX I SARL
2024 Term Loan, 8.076%, 3M TSFR + 2.750%, 04/30/28	1,651,322	1,651,323
RealTruck Group, Inc.
2023 Incremental Term Loan, 10.458%, 1M TSFR + 5.000%, 01/31/28	698,250	696,068
		8,434,155
Security Description	Principal Amount*	Value
Banks — 0.3%
Walker & Dunlop, Inc.
2021 Term Loan, 7.560%, 1M TSFR + 2.250%, 12/16/28	1,935,288	$1,934,078
Beverages — 1.0%
Arterra Wines Canada, Inc.
2020 Term Loan, 9.096%, 3M TSFR + 3.500%, 11/24/27	892,625	828,468
City Brewing Company LLC
2024 First Lien Second Out PIK TL, 10.590%, 1M TSFR + 3.500%, 04/05/28	860,156	688,125
2024 First Out New Money Term Loan, 11.574%, 3M TSFR + 6.250%, 04/05/28	181,588	184,198
2024 FLFO Roll Up Term Loan, 9.090%, 3M TSFR + 3.500%, 04/05/28	560,156	513,943
Triton Water Holdings, Inc.
Term Loan, 8.595%, 3M TSFR + 3.250%, 03/31/28	3,544,395	3,549,194
		5,763,928
Building Materials — 3.6%
ACProducts, Inc.
2021 Term Loan B, 9.846%, 3M TSFR + 4.250%, 05/17/28	2,791,181	2,372,504
Chamberlain Group, Inc.
2024 Incremental Term Loan B, 8.844%, 1M TSFR + 3.500%, 11/03/28	1,147,125	1,151,785
Term Loan B, 8.694%, 1M TSFR + 3.250%, 11/03/28	2,179,324	2,181,270
Cornerstone Building Brands, Inc.
2024 Term Loan B, 9.829%, 1M TSFR + 4.500%, 05/02/31	950,000	946,041
CPG International, Inc.
2022 Term Loan B, 7.929%, 1M TSFR + 2.500%, 04/28/29	957,938	961,231
Emrld Borrower LP
Term Loan B, 7.844%, 1M TSFR + 2.500%, 05/31/30	747,552	748,253
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 9.346%, 3M TSFR + 3.750%, 12/22/28	1,401,159	1,406,789
LHS Borrower LLC
2022 Term Loan B, 10.090%, 1M TSFR + 4.750%, 02/16/29	629,529	597,266
MI Windows and Doors LLC
2024 Term Loan B2, 8.844%, 1M TSFR + 3.500%, 03/28/31	1,775,000	1,788,313
Oscar Acquisition Co. LLC
Term Loan B, 9.552%, 3M TSFR + 4.250%, 04/29/29	2,425,780	2,429,569
Quikrete Holdings, Inc.
2024 Term Loan B, 7.844%, 1M TSFR + 2.500%, 04/14/31	4,117,504	4,131,516
2024 Term Loan B1, 7.594%, 1M TSFR + 2.250%, 03/19/29	2,248,365	2,252,405
		20,966,942
Chemicals — 5.2%
Aruba Investments Holdings LLC
2020 USD Term Loan, 9.444%, 1M TSFR + 4.000%, 11/24/27	653,155	648,461
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B6, 7.344%, 3M TSFR + 2.000%, 12/20/29	1,322,488	1,327,034
CPC Acquisition Corp.
Term Loan, 9.346%, 3M TSFR + 3.750%, 12/29/27	608,550	510,041
ECO Services Operations Corp.
2024 Term Loan B, 7.597%, 3M TSFR + 2.250%, 06/12/31	2,240,700	2,244,901
INEOS Enterprises Holdings U.S. Finco LLC
2023 USD 1st Lien Term Loan B, 9.197%, 3M TSFR + 3.750%, 07/08/30	1,571,062	1,560,262
See accompanying notes to financial statements.
BHFTI-162

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Chemicals—(Continued)
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 9.679%, 1M TSFR + 4.250%, 04/02/29	2,741,379	$2,741,379
2023 USD Term Loan, 9.179%, 1M TSFR + 3.750%, 03/14/30	445,500	443,829
INEOS U.S. Finance LLC
2021 USD Term Loan B, 7.929%, 1M TSFR + 2.500%, 11/08/28	659,813	659,565
2023 USD Term Loan B, 8.929%, 1M TSFR + 3.500%, 02/18/30	4,759,353	4,746,960
2024 USD Term Loan B, 9.095%, 1M TSFR + 3.750%, 02/07/31	550,000	550,946
Kraton Corp.
2022 USD Term Loan, 8.693%, 1M TSFR + 3.250%, 03/15/29	1,483,661	1,478,097
Lonza Group AG
USD Term Loan B, 9.270%, 3M TSFR + 3.925%, 07/03/28	1,773,546	1,722,279
Momentive Performance Materials, Inc.
2023 Term Loan, 9.844%, 1M TSFR + 4.500%, 03/29/28	2,242,070	2,232,728
Nouryon Finance BV
2024 Incremental Term Loan B, 8.829%, 1M TSFR + 3.500%, 04/03/28	669,938	672,785
2024 USD Term Loan B, 8.826%, 3M TSFR + 3.500%, 04/03/28	767,998	771,518
Olympus Water U.S. Holding Corp.
2021 USD Term Loan B, 9.321%, 3M TSFR + 3.750%, 11/09/28	2,283,302	2,290,437
2024 Term Loan, 9.595%, 3M TSFR + 4.250%, 11/09/28	362,616	363,749
PMHC II, Inc.
2022 Term Loan B, 9.706%, 3M TSFR + 4.250%, 04/23/29	2,295,773	2,245,314
Tronox Finance LLC
2021 Term Loan B, 7.958% - 8.094%, 1M TSFR + 2.500%, 03/10/28 (c)	1,353,000	1,357,059
2024 Term Loan B, 8.094%, 1M TSFR + 2.750%, 04/04/29	768,250	771,071
W.R. Grace & Co.-Conn.
2021 Term Loan B, 8.594%, 1M TSFR + 3.250%, 09/22/28	1,218,750	1,226,367
		30,564,782
Coal — 0.1%
Oxbow Carbon LLC
2023 Term Loan B, 8.844% - 8.909%, 1M TSFR + 3.500%, 3M TSFR + 3.500%, 05/10/30 (c)	569,250	572,096
Commercial Services — 10.7%
AEA International Holdings Luxembourg SARL
2024 Term Loan B, 8.835%, 3M TSFR + 3.500%, 09/07/28	2,572,818	2,579,250
Albion Financing 3 SARL
2023 USD Add on Term Loan B, 10.831%, 3M TSFR + 5.500%, 08/17/26	296,250	298,657
USD Term Loan, 10.836%, 3M TSFR + 5.250%, 08/17/26	2,169,375	2,180,222
AlixPartners LLP
2021 USD Term Loan B, 7.944%, 1M TSFR + 2.500%, 02/04/28	569,117	570,342
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.194%, 1M TSFR + 3.750%, 05/12/28	3,259,706	3,251,355
American Residential Services LLC
2020 Term Loan B, 9.096%, 3M TSFR + 3.500%, 10/15/27	530,750	531,413
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
APFS Staffing Holdings, Inc.
2021 Term Loan, 9.344%, 1M TSFR + 4.000%, 12/29/28	288,393	$287,897
APi Group DE, Inc.
2024 Term Loan B, 7.344%, 1M TSFR + 2.000%, 12/18/28	1,580,887	1,581,380
Belron Finance U.S. LLC
2023 1st Lien Term Loan, 7.677%, 3M TSFR + 2.250%, 04/18/29	868,438	871,514
2023 USD Term Loan, 7.514%, 3M TSFR + 2.000%, 04/13/28	848,750	850,695
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.094%, 1M TSFR + 2.750%, 01/31/31	1,598,760	1,603,157
CCRR Parent, Inc.
Term Loan B, 9.708%, 1M TSFR + 4.250%, 03/06/28	1,495,553	1,274,959
CHG Healthcare Services, Inc.
2021 Term Loan, 8.694%, 1M TSFR + 3.250%, 09/29/28	1,167,000	1,170,230
2023 Incremental Term Loan, 9.094% - 9.095%, 1M TSFR + 3.750%, 09/29/28 (c)	398,000	399,700
Corporation Service Co.
Term Loan B, 8.095%, 1M TSFR + 2.750%, 11/02/29	544,133	546,173
Crisis Prevention Institute, Inc.
Term Loan, 10.085%, 3M TSFR + 4.750%, 04/09/31	325,000	325,406
EAB Global, Inc.
2021 Term Loan, 8.594%, 3M TSFR + 3.500%, 08/16/28	2,452,989	2,452,989
Employbridge Holding Co.
2021 Term Loan B, 10.314% - 10.346%, 3M TSFR + 4.750%, 07/19/28 (c)	1,580,313	1,101,775
Ensemble RCM LLC
2024 Term Loan B, 8.330%, 3M TSFR + 3.000%, 08/01/29	2,437,780	2,433,716
Foundational Education Group, Inc.
1st Lien Term Loan, 9.341%, 3M TSFR + 3.750%, 08/31/28	585,000	568,181
Garda World Security Corp.
2022 Term Loan B, 9.594%, 3M TSFR + 4.250%, 02/01/29	2,293,034	2,311,379
Grant Thornton Advisors LLC
Term Loan B, 8.597%, 3M TSFR + 3.250%, 06/02/31	1,950,000	1,958,531
GTCR W Merger Sub LLC
USD Term Loan B, 8.335%, 3M TSFR + 3.000%, 01/31/31	3,500,000	3,506,563
Hertz Corp.
2021 Term Loan B, 8.859%, 3M TSFR + 3.250%, 06/30/28	1,884,099	1,705,782
2021 Term Loan C, 8.859%, 3M TSFR + 3.250%, 06/30/28	366,062	328,770
2023 Incremental Term Loan B, 9.097%, 1M TSFR + 3.750%, 06/30/28	1,218,875	1,107,653
HomeServe USA Corp.
2024 Term Loan B, 7.839%, 1M TSFR + 2.500%, 10/21/30	897,750	900,742
KUEHG Corp.
2024 Term Loan B, 9.835%, 3M TSFR + 4.500%, 06/12/30	2,138,330	2,149,188
Monitronics International, Inc.
2023 Exit Term Loan, 13.091%, 3M TSFR + 7.500%, 06/30/28	922,880	923,457
NAB Holdings LLC
2024 Term Loan B, 8.097%, 3M TSFR + 2.750%, 11/23/28	3,453,802	3,460,996
PG Investment Co. 59 SARL
Term Loan B, 8.835%, 3M TSFR + 3.500%, 03/26/31	1,075,000	1,083,230
Prime Security Services Borrower LLC
2024 Term Loan B, 10/13/30 (b)	925,000	926,012
R1 RCM, Inc.
2022 Term Loan B, 8.329%, 1M TSFR + 3.000%, 06/21/29	1,221,899	1,227,245
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 10.830%, 3M TSFR + 5.500%, 03/29/30	1,312,485	1,233,736
See accompanying notes to financial statements.
BHFTI-163

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Sotheby's
2021 Term Loan B, 10.090%, 3M TSFR + 4.500%, 01/15/27	1,262,362	$1,165,581
Spin Holdco, Inc.
2021 Term Loan, 9.600%, 3M TSFR + 4.000%, 03/04/28	3,918,375	3,347,272
Spring Education Group, Inc.
Term Loan, 9.335%, 3M TSFR + 4.000%, 10/04/30	348,250	351,297
Teneo Holdings LLC
2024 Term Loan B, 10.094%, 1M TSFR + 4.750%, 03/13/31	1,072,312	1,076,166
TMF Group Holding BV
2024 USD Term Loan B, 9.306%, 3M TSFR + 4.000%, 05/03/28	398,000	399,741
Trans Union LLC
2024 Term Loan B7, 7.344%, 1M TSFR + 2.000%, 12/01/28	2,144,855	2,149,260
2024 Term Loan B8, 7.094%, 1M TSFR + 1.750%, 06/11/31	1,959,093	1,959,501
TruGreen Ltd. Partnership
2020 Term Loan, 9.429%, 1M TSFR + 4.000%, 11/02/27	530,750	508,967
TTF Holdings LLC
Term Loan, 9.458%, 1M TSFR + 4.000%, 03/31/28	370,494	370,494
Vaco Holdings LLC
2022 Term Loan, 10.485%, 3M TSFR + 5.000%, 01/21/29	737,931	733,934
Wand NewCo 3, Inc.
2024 Term Loan B, 9.094%, 1M TSFR + 3.750%, 01/30/31	1,250,000	1,259,505
WEX, Inc.
2024 Term Loan B, 7.344%, 1M TSFR + 2.000%, 03/31/28	1,430,234	1,434,406
		62,458,419
Computers — 2.3%
Foundever Worldwide Corp.
2021 USD Term Loan, 9.208%, 1M TSFR + 3.750%, 08/28/28	1,969,313	1,524,458
Imprivata, Inc.
2024 Term Loan, 8.830%, 3M TSFR + 3.500%, 12/01/27	1,285,154	1,293,689
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 10.591%, 3M TSFR + 5.000%, 07/27/28	3,825	2,305
McAfee LLC
2024 USD Term Loan B, 8.579%, 1M TSFR + 3.250%, 03/01/29	2,501,663	2,501,663
NCR Atleos LLC
2023 Term Loan B, 10.180%, 3M TSFR + 4.750%, 03/27/29	2,308,725	2,336,501
Redstone Holdco 2 LP
2021 Term Loan, 10.208%, 1M TSFR + 4.750%, 04/27/28	1,467,677	1,321,368
Tempo Acquisition LLC
2024 Term Loan B, 7.594%, 1M TSFR + 2.250%, 08/31/28	1,513,614	1,517,966
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.598%, 3M TSFR + 4.000%, 08/20/25	1,699,782	1,398,168
Vision Solutions, Inc.
2021 Incremental Term Loan, 9.841%, 3M TSFR + 4.250%, 04/24/28	1,834,512	1,808,523
		13,704,641
Cosmetics/Personal Care — 0.6%
Conair Holdings LLC
Term Loan B, 9.208%, 1M TSFR + 3.750%, 05/17/28	1,904,210	1,897,465
Security Description	Principal Amount*	Value
Cosmetics/Personal Care—(Continued)
Journey Personal Care Corp.
2021 Term Loan B, 9.595%, 1M TSFR + 4.250%, 03/01/28	1,533,889	$1,530,438
		3,427,903
Distribution/Wholesale — 1.7%
Core & Main LP
2024 Incremental Term Loan B, 7.589%, 3M TSFR + 2.250%, 02/09/31	374,062	374,998
2024 Term Loan B, 7.339%, 3M TSFR + 2.000%, 07/27/28	2,407,561	2,413,580
Gates Global LLC
2024 Term Loan B5, 1M TSFR + 2.250%, 06/04/31	3,300,000	3,307,563
Gloves Buyer, Inc.
2021 Term Loan, 9.345%, 1M TSFR + 4.000%, 12/29/27	2,766,394	2,756,020
Windsor Holdings III LLC
2024 USD Term Loan B, 9.339%, 1M TSFR + 4.000%, 08/01/30	1,191,326	1,200,856
		10,053,017
Diversified Financial Services — 5.0%
Advisor Group, Inc.
2024 Term Loan, 9.344%, 1M TSFR + 4.000%, 08/17/28	1,945,087	1,953,424
Aretec Group, Inc.
2024 Term Loan B, 9.345%, 3M TSFR + 4.000%, 08/09/30	4,325,699	4,349,131
Astra Acquisition Corp.
2024 New Money Term Loan A, 12.026%, 2M TSFR + 6.750%, 02/25/28	458,522	418,401
2024 Super Priority FLFO Term Loan, 12.078%, 3M TSFR + 6.750%, 02/25/28	223,258	203,723
2024 Term Loan B, 10.585%, 3M TSFR + 5.250%, 10/25/28	948,151	384,001
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6, 7.339%, 1M TSFR + 2.000%, 06/22/28	1,644,984	1,649,284
Citco Funding LLC
2024 Term Loan B, 8.097%, 3M TSFR + 2.750%, 04/27/28	769,191	772,556
CPI Holdco B LLC
Term Loan, 7.344%, 1M TSFR + 2.000%, 05/17/31	2,225,000	2,223,609
Ditech Holding Corp.
2013 Term Loan, 06/30/25 (d)	1,428,775	282,183
Edelman Financial Engines Center LLC
2021 Term Loan B, 8.595%, 3M TSFR + 3.250%, 04/07/28	4,701,875	4,713,263
Fiserv Investment Solutions, Inc.
2020 Term Loan B, 9.326%, 3M TSFR + 4.000%, 02/18/27	480,000	463,140
Focus Financial Partners LLC
2021 Term Loan B4, 7.845%, 1M TSFR + 2.500%, 06/30/28	994,717	994,717
2024 Term Loan B7, 8.095%, 1M TSFR + 2.750%, 06/30/28	1,486,530	1,486,878
Guggenheim Partners LLC
2022 Term Loan B, 8.595%, 3M TSFR + 3.250%, 12/12/29	2,948,829	2,967,873
HighTower Holdings LLC
2021 Term Loan B, 9.586%, 3M TSFR + 4.000%, 04/21/28	2,734,921	2,744,608
Kestra Advisor Services Holdings A, Inc.
2024 Term Loan, 9.344%, 1M TSFR + 4.000%, 03/22/31	650,000	653,250
Mariner Wealth Advisors LLC
Term Loan B, 8.335%, 3M TSFR + 3.000%, 08/18/28	1,320,792	1,322,443
Mermaid Bidco, Inc.
2024 USD Term Loan B, 06/27/31 (b)	475,000	476,188
See accompanying notes to financial statements.
BHFTI-164

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Nuvei Technologies Corp.
USD Term Loan, 8.444%, 1M TSFR + 3.000%, 12/19/30	1,320,875	$1,324,177
		29,382,849
Electric — 0.6%
Calpine Corp.
2024 Term Loan B5, 7.344%, 1M TSFR + 2.000%, 12/16/27	1,424,263	1,427,315
Kohler Energy Co. LLC
USD Term Loan B, 10.085%, 3M TSFR + 4.750%, 05/01/31	2,325,000	2,337,594
		3,764,909
Electrical Components & Equipment — 0.5%
Creation Technologies, Inc.
2021 Term Loan, 11.068%, 3M TSFR + 5.500%, 10/05/28	1,078,000	1,005,235
Energizer Holdings, Inc.
2024 Term Loan B, 7.344%, 1M TSFR + 2.000%, 12/22/27	1,681,743	1,689,100
		2,694,335
Electronics — 0.8%
Celestica Inc.
2024 Term Loan B, 7.097%, 3M TSFR + 1.750%, 06/20/31	925,000	926,156
II-VI, Inc.
2024 Term Loan B, 7.844%, 1M TSFR + 2.500%, 07/02/29	958,072	960,468
Mirion Technologies, Inc.
2024 Term Loan, 7.595%, 3M TSFR + 2.250%, 10/20/28	648,596	649,812
MX Holdings U.S., Inc.
2023 USD Term Loan B1D, 8.208%, 1M TSFR + 2.750%, 07/31/28	247,500	248,841
Roper Industrial Products Investment Co.
2024 USD Term Loan B, 8.585%, 3M TSFR + 3.250%, 11/22/29	1,607,243	1,615,530
TTM Technologies, Inc.
2023 Term Loan B, 8.079%, 1M TSFR + 2.750%, 05/30/30	521,063	523,016
		4,923,823
Engineering & Construction — 0.9%
Artera Services LLC
2024 Term Loan, 9.835%, 3M TSFR + 4.500%, 02/15/31	423,937	426,852
Azuria Water Solutions, Inc.
2024 Term Loan, 9.594%, 1M TSFR + 4.250%, 05/17/28	462,266	464,818
Brown Group Holding LLC
2022 Incremental Term Loan B2, 8.329% - 8.347%, 3M TSFR + 3.000%, 07/02/29 (c)	745,008	745,525
Term Loan B, 8.179%, 1M TSFR + 2.750%, 06/07/28	1,308,228	1,309,864
KKR Apple Bidco LLC
2021 Term Loan, 8.208%, 1M TSFR + 2.750%, 09/22/28	1,165,523	1,167,222
Rockwood Service Corp.
2020 Term Loan, 9.458%, 1M TSFR + 4.000%, 01/23/27	899,136	905,879
		5,020,160
Entertainment — 2.9%
Caesars Entertainment, Inc.
2024 Term Loan B1, 8.097%, 3M TSFR + 2.750%, 02/06/31	2,817,938	2,822,466
Crown Finance U.S., Inc.
2023 Exit Term Loan, 6.598%, 1M TSFR + 1.500%, 7.000% PIK, 07/31/28 (e)	333,231	337,932
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Flutter Financing BV
Term Loan B, 7.585%, 3M TSFR + 2.250%, 11/25/30	3,651,650	$3,658,041
Great Canadian Gaming Corp.
2021 Term Loan, 9.609%, 3M TSFR + 4.000%, 11/01/26	563,500	566,494
Light & Wonder International, Inc.
2024 Term Loan, 8.070%, 1M TSFR + 2.750%, 04/14/29	1,979,924	1,987,040
Ontario Gaming GTA LP
Term Loan B, 9.585%, 3M TSFR + 4.250%, 08/01/30	1,318,375	1,326,065
OVG Business Services LLC
2024 Term Loan B, 8.347%, 3M TSFR + 3.000%, 06/14/31	400,000	399,750
Scientific Games Holdings LP
2024 USD Term Loan B, 8.306%, 3M TSFR + 3.000%, 04/04/29	2,477,368	2,476,129
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B, 7.844%, 1M TSFR + 2.500%, 08/25/28	1,446,422	1,449,134
UFC Holdings LLC
2021 Term Loan B, 8.336%, 3M TSFR + 2.750%, 04/29/26	2,000,387	2,006,808
		17,029,859
Environmental Control — 2.3%
Covanta Holding Corp.
2021 Term Loan B, 7.844%, 1M TSFR + 2.500%, 11/30/28	1,809,918	1,811,210
2021 Term Loan C, 7.844%, 1M TSFR + 2.500%, 11/30/28	138,695	138,794
2024 Term Loan B, 8.081%, 1M TSFR + 2.750%, 11/30/28	496,640	497,054
2024 Term Loan C, 8.081%, 1M TSFR + 2.750%, 11/30/28	27,139	27,156
EnergySolutions LLC
2023 Term Loan B, 9.094%, 1M TSFR + 3.750%, 09/20/30	922,906	930,405
GFL Environmental, Inc.
2023 First Lien Term Loan, 7.826%, 3M TSFR + 2.500%, 5/31/27	2,688,096	2,695,127
Heritage-Crystal Clean, Inc.
Term Loan B, 9.829%, 3M TSFR + 4.500%, 10/17/30	1,195,247	1,199,542
Madison IAQ LLC
Term Loan, 8.094%, 1M TSFR + 2.750%, 06/21/28	1,972,494	1,979,645
Northstar Group Services, Inc.
2024 Term Loan B, 10.079%, 3M TSFR + 4.750%, 05/08/30	1,900,000	1,904,157
Robertshaw U.S. Holding Corp.
2023 PIK First Out Incremental Term Loan, 02/28/27 (f)	1,131,605	1,103,315
2023 PIK First Out New Money Term Loan, 02/28/27	286	279
2023 Second Out Term Loan, 02/28/27	1,040,732	546,384
2024 DIP PIK Term Loan, 6.446%, 3M TSFR + 1.100%, 09/27/24 (f) (g)	361,736	356,491
		13,189,559
Food — 1.1%
Cardenas Markets, Inc.
2022 Term Loan, 12.185%, 3M TSFR + 6.750%, 08/01/29	419,661	420,010
Del Monte Foods, Inc.
2022 Term Loan, 9.736%, 3M TSFR + 4.250%, 05/16/29	1,877,659	1,451,078
Froneri International Ltd.
2020 USD Term Loan, 7.694%, 1M TSFR + 2.250%, 01/29/27	1,800,000	1,801,384
Nomad Foods U.S. LLC
Term Loan B4, 7.813%, 3M TSFR + 2.500%, 11/12/29	1,283,585	1,285,190
Simply Good Foods USA, Inc.
2023 Term Loan B, 7.944%, 1M TSFR + 2.500%, 03/17/27	179,592	180,415
See accompanying notes to financial statements.
BHFTI-165

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Food—(Continued)
U.S. Foods, Inc.
2019 Term Loan B, 7.458%, 1M TSFR + 2.000%, 09/13/26	1,090,271	$1,094,416
		6,232,493
Food Service — 0.3%
Aramark Services, Inc.
2019 Term Loan B4, 7.208%, 1M TSFR + 1.750%, 01/15/27	932,500	933,316
2024 Term Loan B8, 7.344%, 1M TSFR + 2.000%, 06/22/30	532,272	534,002
		1,467,318
Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC
2021 Term Loan B, 7.194%, 1M TSFR + 1.750%, 09/07/27	1,058,750	1,060,357
Hand/Machine Tools — 0.4%
Alliance Laundry Systems LLC
Term Loan B, 8.899%, 3M TSFR + 3.500%, 10/08/27	870,750	874,995
Apex Tool Group LLC
2024 Super Priority 2nd Out Term Loan A, 8.582%, 1M TSFR + 3.250%, 7.350% PIK, 02/08/29 (e)	401,917	395,888
2024 Super Priority 3rd Out Term Loan B, 7.500%, 1M TSFR + 7.500%, 7.944% PIK, 02/08/30 (e)	937,130	909,016
		2,179,899
Healthcare-Products — 0.3%
Avantor Funding, Inc.
2024 Term Loan, 7.444%, 1M TSFR + 2.000%, 11/08/27	603,898	607,974
Curia Global, Inc.
2021 Term Loan, 9.180%, 3M TSFR + 3.750%, 08/30/26	1,329,849	1,255,877
		1,863,851
Healthcare-Services — 3.2%
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, 13.335%, 3M TSFR + 8.000%, 01/15/26	903,381	781,425
Cambrex Corp.
2021 Term Loan, 8.944%, 1M TSFR + 3.500%, 12/04/26	264,262	260,670
Cano Health LLC
2022 Term Loan, 11/23/27 (d)	2,786,973	776,172
2024 DIP Delayed Draw Term Loan, 16.326%, 1M TSFR + 11.000%, 10/07/24	316,647	320,605
2024 DIP Term Loan, 16.326%, 1M TSFR + 11.000%, 10/07/24	206,574	209,157
Catalent Pharma Solutions, Inc.
2021 Term Loan B3, 7.458%, 1M TSFR + 2.000%, 02/22/28	810,100	810,691
2023 Term Loan B4, 8.344%, 1M TSFR + 3.000%, 02/22/28	1,296,750	1,299,181
Concentra Health Services, Inc.
Term Loan B, 06/26/31 (b)	375,000	376,406
Electron BidCo, Inc.
2021 Term Loan, 8.458%, 1M TSFR + 3.000%, 11/01/28	855,313	856,115
ICON Luxembourg SARL
2024 LUX Term Loan B, 7.335%, 3M TSFR + 2.000%, 07/03/28	55,818	56,090
IQVIA, Inc.
2023 USD Term Loan B4, 7.335%, 3M TSFR + 2.000%, 01/02/31	1,293,500	1,300,270
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Loire Finco Luxembourg SARL
USD Term Loan B, 8.944%, 1M TSFR + 3.500%, 04/21/27	288,222	$287,052
Midwest Physician Administrative Services LLC
2021 Term Loan, 8.846%, 3M TSFR + 3.250%, 03/12/28	459,563	404,032
National Mentor Holdings, Inc.
2021 Term Loan, 9.185% - 9.194%, 1M TSFR + 3.750%,3M TSFR + 3.750%, 03/02/28 (c)	1,604,242	1,517,681
2021 Term Loan C, 9.185%, 3M TSFR + 3.750%, 03/02/28	45,933	43,454
Pacific Dental Services LLC
2024 Term Loan B, 8.579%, 1M TSFR + 3.250%, 03/15/31	2,019,938	2,027,197
Phoenix Guarantor, Inc.
2024 Term Loan, 8.594%, 1M TSFR + 3.250%, 02/21/31	1,605,975	1,603,744
PRA Health Sciences, Inc.
2024 US Term Loan B, 7.335%, 3M TSFR + 2.000%, 07/03/28	13,907	13,975
Radnet Management, Inc.
2024 Term Loan B, 7.827%, 3M TSFR + 2.500%, 04/18/31	750,000	751,406
Select Medical Corp.
2023 Term Loan B1, 8.344%, 1M TSFR + 3.000%, 03/06/27	3,353,224	3,361,607
Sound Inpatient Physicians
2024 Tranche B Term Loan (Second Out), 8.845%, 3M TSFR + 3.500%, 1.500% PIK, 06/28/28 (e)	348,896	268,650
Surgery Center Holdings, Inc.
2024 Term Loan B, 8.089%, 1M TSFR + 2.750%, 12/19/30	1,236,556	1,241,193
		18,566,773
Holding Companies-Diversified — 0.1%
Belfor Holdings, Inc.
2023 USD Term Loan B, 9.095%, 1M TSFR + 3.750%, 11/01/30	585,482	589,471
Home Furnishings — 0.9%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 9.329%, 1M TSFR + 4.000%, 07/31/28	2,212,387	2,218,956
2023 Incremental Term Loan, 07/31/28 (b)	1,000,000	1,002,937
Mattress Firm, Inc.
2021 Term Loan B, 9.846%, 3M TSFR + 4.250%, 09/25/28	2,225,282	2,225,745
		5,447,638
Household Products/Wares — 0.4%
Kronos Acquisition Holdings, Inc.
2021 1st Lien Term Loan, 11.493%, 3M TSFR + 6.000%, 12/22/26	438,750	439,847
2021 Term Loan B, 9.095%, 3M TSFR + 3.750%, 12/22/26	2,122,353	2,123,514
		2,563,361
Housewares — 0.4%
Libbey Glass, Inc.
2022 Term Loan, 11.974%, 3M TSFR + 6.500%, 11/22/27	529,983	527,554
Solis IV BV
USD Term Loan B1, 8.836%, 3M TSFR + 3.500%, 02/26/29	1,872,850	1,862,482
		2,390,036
See accompanying notes to financial statements.
BHFTI-166

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Insurance — 5.1%
Alliant Holdings Intermediate LLC
2023 Term Loan B6, 8.830%, 1M TSFR + 3.500%, 11/06/30	1,033,241	$1,036,901
AmWINS Group, Inc.
2021 Term Loan B, 7.708%, 1M TSFR + 2.250%, 02/19/28	6,383,090	6,385,419
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.844%, 1M TSFR + 3.500%, 02/14/31	1,745,625	1,752,171
Asurion LLC
2020 Term Loan B8, 8.708%, 1M TSFR + 3.250%, 12/23/26	4,712,292	4,681,370
2021 2nd Lien Term Loan B3, 10.708%, 1M TSFR + 5.250%, 01/31/28	1,160,000	1,082,666
2022 Term Loan B10, 9.444%, 1M TSFR + 4.000%, 08/19/28	995,151	985,510
Broadstreet Partners, Inc.
2024 Term Loan B4, 06/14/31 (b)	2,125,000	2,121,513
HUB International Ltd.
2024 Term Loan B, 8.575% - 8.595%, 3M TSFR + 3.250%, 06/20/30 (c)	3,534,762	3,546,317
Ryan Specialty Group LLC
Term Loan, 8.094%, 1M TSFR + 2.750%, 09/01/27	2,609,597	2,626,233
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.094%, 1M TSFR + 3.750%, 02/24/28	1,537,787	1,541,526
USI, Inc.
2024 Term Loan (2029), 8.095%, 3M TSFR + 2.750%, 11/22/29	2,142,894	2,146,466
2024 Term Loan (2030), 8.085%, 3M TSFR + 2.750%, 09/27/30	1,990,000	1,992,488
		29,898,580
Internet — 2.6%
Buzz Finco LLC
2020 Term Loan B, 8.679%, 1M TSFR + 3.250%, 01/29/27	53,545	53,612
Term Loan B, 8.179%, 1M TSFR + 2.750%, 01/29/27	478,750	479,548
CNT Holdings I Corp.
2020 Term Loan, 8.830%, 3M TSFR + 3.500%, 11/08/27	628,964	631,411
Endure Digital, Inc.
Term Loan, 8.944%, 1M TSFR + 3.500%, 02/10/28	3,496,750	3,251,977
Getty Images, Inc.
2019 USD Term Loan B, 9.935%, 3M TSFR + 4.500%, 02/19/26	1,586,634	1,587,625
Go Daddy Operating Company LLC
2024 Term Loan B6, 7.344%, 1M TSFR + 2.000%, 11/09/29	146,420	146,796
2024 Term Loan B7, 7.094%, 1M TSFR + 1.750%, 05/30/31	1,184,688	1,184,688
Hoya Midco LLC
2022 Term Loan, 8.335%, 3M TSFR + 3.000%, 02/03/29	507,762	510,619
Match Group, Inc.
2020 Term Loan B, 7.244%, 3M TSFR + 1.750%, 02/13/27	675,000	674,719
Olaplex, Inc.
2022 Term Loan, 8.929%, 1M TSFR + 3.500%, 02/23/29	987,406	951,789
Proofpoint, Inc.
2024 Term Loan, 8.344%, 1M TSFR + 3.000%, 08/31/28	1,583,899	1,587,309
Uber Technologies, Inc.
2023 Term Loan B, 8.089%, 3M TSFR + 2.750%, 03/03/30	3,944,639	3,966,827
		15,026,920
Security Description	Principal Amount*	Value
Investment Companies — 1.4%
Aragorn Parent Corp.
Term Loan, 9.589%, 1M TSFR + 4.250%, 12/15/28	830,959	$834,698
EIG Management Company LLC
2024 Term Loan, 10.329%, 1M TSFR + 5.000%, 05/17/29	450,000	446,625
FinCo I LLC
2023 Term Loan, 8.330%, 3M TSFR + 3.000%, 06/27/29	1,262,250	1,267,334
Wec U.S. Holdings Ltd.
2024 Term Loan, 8.094%, 1M TSFR + 2.750%, 01/27/31	5,503,510	5,516,235
		8,064,892
Leisure Time — 2.3%
Bombardier Recreational Products, Inc.
2024 Term Loan B4, 8.094%, 1M TSFR + 2.750%, 01/22/31	1,553,295	1,555,237
Carnival Corp.
2024 Term Loan B1, 8.094%, 1M TSFR + 2.750%, 10/18/28	2,261,323	2,274,043
City Football Group Ltd.
Term Loan, 8.586%, 3M TSFR + 3.000%, 07/21/28	1,417,375	1,417,155
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.596%, 3M TSFR + 5.262%, 09/18/26	917,946	924,257
Fender Musical Instruments Corp.
2021 Term Loan B, 9.444%, 1M TSFR + 4.000%, 12/01/28	325,609	320,929
Hayward Industries, Inc.
2021 Term Loan, 8.208%, 1M TSFR + 2.750%, 05/30/28	1,511,529	1,511,844
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 10.985%, 3M TSFR + 5.500%, 06/01/29	494,937	498,546
Term Loan B, 9.596%, 3M TSFR + 4.000%, 06/01/28	2,098,636	2,104,818
Recess Holdings, Inc.
2024 Term Loan B, 9.845%, 1M TSFR + 4.500%, 02/20/30	1,500,000	1,511,718
Sabre GLBL, Inc.
2022 1st Lien Term Loan B, 10.444%, 1M TSFR + 5.000%, 06/30/28	1,500,000	1,375,500
		13,494,047
Lodging — 1.2%
Fertitta Entertainment LLC
2022 Term Loan B, 9.081%, 1M TSFR + 3.750%, 01/27/29	1,915,926	1,919,300
Four Seasons Hotels Ltd.
2024 Term Loan B, 7.344%, 1M TSFR + 2.000%, 11/30/29	823,100	827,656
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 9.095%, 1M TSFR + 1.750%, 11/08/30	700,000	701,313
Playa Resorts Holding BV
2022 Term Loan B, 8.094%, 1M TSFR + 3.250%, 01/05/29	1,879,000	1,883,111
Station Casinos LLC
2024 Term Loan B, 7.594%, 1M TSFR + 2.250%, 03/14/31	1,446,375	1,447,690
		6,779,070
Machinery-Construction & Mining — 0.1%
Clark Equipment Co.
2022 Term Loan B, 7.652%, 3M TSFR + 2.250%, 04/20/29	709,379	711,152
Machinery-Diversified — 1.8%
Ali Group North America Corp.
2021 Term Loan B, 7.444%, 1M TSFR + 2.000%, 07/30/29	1,307,167	1,312,395
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 9.345%, 3M TSFR + 4.000%, 03/25/31	872,812	875,540
See accompanying notes to financial statements.
BHFTI-167

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Machinery-Diversified—(Continued)
CPM Holdings, Inc.
2023 Term Loan, 9.829%, 1M TSFR + 4.500%, 09/28/28	2,193,347	$2,178,268
DXP Enterprises, Inc.
2023 Term Loan B, 10.164%, 1M TSFR + 4.750%, 10/11/30	694,750	700,048
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 9.346%, 3M TSFR + 3.750%, 05/19/28	2,498,939	2,513,385
LSF12 Badger Bidco LLC
Term Loan B, 11.344%, 1M TSFR + 6.000%, 08/30/30	298,500	298,500
SPX Flow, Inc.
2024 Term Loan B, 8.844%, 1M TSFR + 3.500%, 04/05/29	1,011,375	1,018,423
TK Elevator U.S. Newco, Inc.
USD Term Loan B, 8.791%, 3M TSFR + 3.500%, 04/30/30	1,810,918	1,823,085
		10,719,644
Media — 1.2%
Fleet Midco I Ltd.
2024 Term Loan B, 8.571%, 1M TSFR + 3.250%, 02/21/31	750,000	754,687
GEE Holdings 2 LLC
2021 2nd Lien Takeback Term Loan, 5.347%, 3M TSFR + 0.000%, 8.250% PIK, 03/23/26 (e) (f) (g)	379,127	166,058
2021 Exit Term Loan, 13.347%, 3M TSFR + 8.000%, 03/24/25 (f) (g)	158,328	126,662
Gray Television, Inc.
2021 Term Loan D, 8.444%, 1M TSFR + 3.000%, 12/01/28	1,042,750	942,530
Hubbard Radio LLC
2024 PIK Term Loan B, 9.845%, 1M TSFR + 4.500%, 09/30/27	366,277	293,937
iHeartCommunications, Inc.
2020 Incremental Term Loan, 8.708%, 1M TSFR + 3.250%, 05/01/26	334,350	260,515
Mission Broadcasting, Inc.
2021 Term Loan B, 7.944%, 1M TSFR + 2.500%, 06/02/28	389,000	390,181
MJH Healthcare Holdings LLC
2022 Term Loan B, 8.929%, 1M TSFR + 3.500%, 01/28/29	293,250	293,617
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.958%, 1M TSFR + 2.500%, 09/18/26	229,228	229,945
Sinclair Television Group, Inc.
Term Loan B2B, 8.091%, 3M TSFR + 2.500%, 09/30/26	523,677	492,583
Univision Communications, Inc.
2021 First Lien Term Loan B, 8.708%, 1M TSFR + 3.250%, 03/15/26	1,197,498	1,199,494
Virgin Media Bristol LLC
2020 USD Term Loan Q, 8.693%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,077,451
USD Term Loan N, 7.943%, 1M TSFR + 2.500%, 01/31/28	850,000	814,052
		7,041,712
Metal Fabricate/Hardware — 0.8%
Ameriforge Group, Inc.
2024 PIK Class A Delayed Draw Term Loan, 5.458%, 1M TSFR + 0.000%, 11.000% PIK, 12/31/25 (e) (f) (g)	112,681	51,811
Exit Term Loan, 20.500%, PRIME + 12.000%, 12/31/25 (f) (g)	962,136	442,390
WireCo WorldGroup, Inc.
2023 Term Loan B, 9.075%, 3M TSFR + 3.750%, 11/13/28	478,236	480,029
Security Description	Principal Amount*	Value
Metal Fabricate/Hardware—(Continued)
Zekelman Industries, Inc.
2024 Term Loan B, 7.594%, 1M TSFR + 2.250%, 01/24/31	3,548,636	$3,558,775
		4,533,005
Mining — 0.4%
Arsenal AIC Parent LLC
2024 Term Loan B, 9.094%, 1M TSFR + 3.750%, 08/18/30	1,761,710	1,774,373
Phoenix Services International LLC
2023 Exit PIK Term Loan, 11.445%, 1M TSFR + 6.100%, 06/30/28	313,407	300,870
U.S. Silica Co.
2023 Term Loan B, 9.344%, 1M TSFR + 4.000%, 03/25/30	323,361	324,950
		2,400,193
Miscellaneous Manufacturing — 0.8%
Gemini HDPE LLC
2020 Term Loan B, 8.591%, 3M TSFR + 3.000%, 12/31/27	603,766	604,521
Groupe Solmax, Inc.
Term Loan, 10.194% - 10.314%, 1M TSFR + 4.750%,3M TSFR + 4.750%, 05/29/28 (c)	1,028,039	999,126
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 8.958%, 1M TSFR + 3.500%, 09/06/25	686,559	677,732
2019 Term Loan, 10.208%, 1M TSFR + 4.750%, 07/24/26	1,165,095	1,156,648
Touchdown Acquirer, Inc.
Delayed Draw Term Loan, 02/21/31 (h)	175,000	176,057
USD Term Loan, 9.326%, 3M TSFR + 4.000%, 02/21/31	775,000	779,683
		4,393,767
Oil & Gas — 0.1%
Apro LLC
2024 Term Loan B, 06/26/31 (b)	600,000	601,500
Packaging & Containers — 1.5%
Altium Packaging LLC
2024 Term Loan B, 7.844%, 1M TSFR + 2.500%, 06/05/31	475,000	475,000
Berlin Packaging LLC
2024 Term Loan B, 9.190%, 3M TSFR + 3.750%, 06/09/31	1,340,625	1,344,967
Charter NEX U.S., Inc.
2024 Term Loan B, 8.844%, 1M TSFR + 3.500%, 12/01/27	1,990,779	1,995,756
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 9.119%, 1M TSFR + 3.675%, 04/13/29	2,572,500	2,581,290
Pactiv Evergreen Group Holdings, Inc.
2024 Term Loan B3, 7.827%, 3M TSFR + 2.500%, 09/24/28	1,298,801	1,301,980
Pretium Packaging LLC
Second Out Term Loan A1, 9.927%, 3M TSFR + 4.600%, 1.403% PIK, 10/02/28 (e)	174,307	151,502
Proampac PG Borrower LLC
2024 Term Loan, 9.322% - 9.329%, 3M TSFR + 4.000%, 09/15/28 (c)	1,144,257	1,148,012
		8,998,507
Pharmaceuticals — 2.0%
Alkermes, Inc.
2021 Term Loan B, 7.832%, 1M TSFR + 2.500%, 03/12/26	335,149	336,196
See accompanying notes to financial statements.
BHFTI-168

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Bayou Intermediate II LLC
Term Loan B, 10.091%, 3M TSFR + 4.500%, 08/02/28	755,625	$748,069
Covis Finco SARL
2022 USD Term Loan B, 02/18/27 (d)	762,115	308,022
Financiere Mendel SASU
2024 USD Term Loan B, 8.573%, 2M TSFR + 3.250%, 11/01/30	399,000	401,494
Gainwell Acquisition Corp.
Term Loan B, 9.435%, 3M TSFR + 4.000%, 10/01/27	2,110,312	2,037,084
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.444%, 1M TSFR + 2.000%, 11/15/27	545,874	537,942
IVC Acquisition Ltd.
2023 USD Term Loan B, 10.845%, 3M TSFR + 5.500%, 12/12/28	1,019,881	1,023,069
Jazz Financing Lux SARL
2024 Term Loan B, 8.458%, 1M TSFR + 3.000%, 05/05/28	1,462,653	1,465,167
Mallinckrodt International Finance SA
2023 First Out Term Loan, 12.842%, 1M TSFR + 7.500%, 11/14/28	322,553	359,546
2023 Second Out Term Loan, 14.842%, 1M TSFR + 9.500%, 11/14/28	1,827,975	1,986,780
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 8.585%, 3M TSFR + 3.250%, 11/30/27	1,335,212	1,341,749
Padagis LLC
Term Loan B, 10.313%, 3M TSFR + 4.750%, 07/06/28	1,166,177	1,142,853
		11,687,971
Pipelines — 1.6%
Buckeye Partners LP
2024 Term Loan B2, 7.344%, 1M TSFR + 2.000%, 11/22/30	822,937	823,452
CQP Holdco LP
2024 Term Loan B, 7.593%, 3M TSFR + 2.250%, 12/31/30	2,757,643	2,763,159
Freeport LNG Investments LLLP
Term Loan B, 9.086%, 3M TSFR + 3.500%, 12/21/28	751,768	751,873
GIP Pilot Acquisition Partners LP
2024 Term Loan B, 7.827%, 3M TSFR + 2.500%, 10/04/30	473,813	474,405
ITT Holdings LLC
2024 Term Loan B, 8.444%, 1M TSFR + 3.000%, 10/11/30	1,813,823	1,817,791
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 8.441%, 1M TSFR + 3.000%, 10/05/28	1,114,741	1,116,947
UGI Energy Services LLC
2023 Term Loan B, 8.694%, 1M TSFR + 3.250%, 02/22/30	1,331,313	1,336,305
		9,083,932
Real Estate — 1.0%
CoreLogic, Inc.
Term Loan, 8.958%, 1M TSFR + 3.500%, 06/02/28	1,862,007	1,832,913
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, 8.208%, 1M TSFR + 2.750%, 08/21/25	30,286	30,324
2024 Term Loan, 9.094%, 1M TSFR + 3.750%, 01/31/30	517,318	521,198
2024 Term Loan B, 8.344%, 1M TSFR + 3.000%, 01/31/30	1,254,868	1,256,437
Greystar Real Estate Partners LLC
2024 Term Loan B, 8.577%, 3M TSFR + 3.250%, 08/21/30	620,320	624,197
Security Description	Principal Amount*	Value
Real Estate—(Continued)
RE/MAX International, Inc.
2021 Term Loan B, 7.958%, 1M TSFR + 2.500%, 07/21/28	1,649,000	$1,569,023
		5,834,092
Retail — 4.1%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 7.094%, 3M TSFR + 1.750%, 09/20/30	1,795,500	1,791,011
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 9.330% - 9.345%, 1M TSFR + 4.000%,3M TSFR + 4.000%, 01/29/31 (c)	1,271,812	1,268,435
Great Outdoors Group LLC
2021 Term Loan B1, 9.194%, 1M TSFR + 3.750%, 03/06/28	3,434,582	3,435,773
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.844%, 1M TSFR + 2.500%, 06/05/31	2,325,000	2,321,287
IRB Holding Corp.
2024 Term Loan B, 8.179%, 1M TSFR + 2.750%, 12/15/27	485,084	485,463
Les Schwab Tire Centers
2024 Term Loan B, 8.344%, 1M TSFR + 3.000%, 04/23/31	4,247,637	4,252,946
LIDS Holdings, Inc.
Term Loan, 10.994%, 3M TSFR + 5.500%, 12/14/26	349,312	349,313
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 8.594%, 1M TSFR + 3.250%, 11/01/28	1,589,777	1,204,654
Peer Holding III BV
2023 USD Term Loan B4, 8.595%, 06/20/31 (b)	1,425,000	1,428,266
2023 USD Term Loan B4, 8.595%, 3M TSFR + 3.250%, 10/28/30	1,097,250	1,100,679
PetSmart, Inc.
2021 Term Loan B, 9.194%, 1M TSFR + 3.750%, 02/11/28	2,274,545	2,270,687
Phillips Feed Service, Inc.
2020 Term Loan, 12.444%, 1M TSFR + 7.000%, 11/13/24 (f) (g)	11,172	6,815
Serta Simmons Bedding LLC
2023 New Term Loan, 12.949%, 3M TSFR + 7.500%, 06/29/28	1,340,146	1,080,158
2024 Priority Term Loan, 12.941%, 3M TSFR + 7.500%, 06/29/28	145,491	144,763
White Cap Buyer LLC
2024 Term Loan B, 8.594%, 1M TSFR + 3.250%, 10/19/29	2,604,695	2,610,964
		23,751,214
Semiconductors — 0.5%
Altar Bidco, Inc.
2021 Term Loan, 7.947%, 1M TSFR + 3.100%, 02/01/29	1,372,000	1,371,486
Bright Bidco BV
2022 Exit Term Loan, 6.330%, 3M TSFR + 1.000%, 8.000% PIK, 10/31/27 (e)	392,214	187,609
MKS Instruments, Inc.
2023 USD Term Loan B, 7.828%, 1M TSFR + 2.500%, 08/17/29	1,132,390	1,135,221
Synaptics, Inc.
Term Loan B, 7.850%, 3M TSFR + 2.250%, 12/02/28	437,625	438,240
		3,132,556
See accompanying notes to financial statements.
BHFTI-169

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Software — 13.2%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.835%, 3M TSFR + 3.500%, 02/24/31	3,965,899	$4,000,600
AppLovin Corp.
2024 Term Loan (2030), 7.844%, 1M TSFR + 2.500%, 08/16/30	2,176,313	2,181,075
Ascend Learning LLC
2021 Term Loan, 8.944%, 1M TSFR + 3.500%, 12/11/28	1,969,697	1,971,456
Banff Merger Sub, Inc.
2023 USD Term Loan, 9.344%, 1M TSFR + 4.250%, 12/29/28	3,740,869	3,752,226
Central Parent, Inc.
2024 Term Loan B, 8.585%, 3M TSFR + 3.250%, 07/06/29	2,977,500	2,941,445
Cloud Software Group, Inc.
2024 USD Term Loan B, 9.345%, 1M TSFR + 4.000%, 03/30/29	5,231,494	5,233,675
Cloudera, Inc.
2021 Second Lien Term Loan, 11.444%, 1M TSFR + 6.000%, 10/08/29	850,000	845,219
2021 Term Loan, 9.194%, 1M TSFR + 3.750%, 10/08/28	3,603,194	3,609,201
Constant Contact, Inc.
Term Loan, 9.561%, 3M TSFR + 4.000%, 02/10/28	1,756,777	1,730,865
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.208%, 1M TSFR + 3.750%, 10/16/28	1,035,295	980,295
Cotiviti Corp.
2024 Term Loan, 05/01/31 (b)	1,000,000	1,000,469
Drake Software LLC
2024 Term Loan B, 9.595%, 3M TSFR + 4.250%, 06/17/31	2,075,000	2,059,438
E2open LLC
2020 Term Loan B, 8.958%, 1M TSFR + 3.500%, 02/04/28	2,127,926	2,139,563
ECI Macola Max Holding LLC
2024 Term Loan B, 9.085%, 3M TSFR + 3.750%, 05/31/30	1,951,247	1,965,679
Epicor Software Corp.
2024 Delayed Draw Term Loan, 05/30/31 (h)	599,238	602,507
2024 Term Loan, 8.594%, 1M TSFR + 3.250%, 05/23/31	5,107,350	5,135,210
Genuine Financial Holdings LLC
2023 Term Loan B, 9.345%, 1M TSFR + 4.000%, 09/27/30	397,000	396,131
Informatica LLC
2024 Term Loan B, 7.594%, 1M TSFR + 2.250%, 10/27/28	2,883,625	2,894,439
Iron Mountain, Inc.
2023 Term Loan B, 7.594%, 1M TSFR + 2.250%, 01/31/31	1,019,875	1,019,025
Isolved, Inc.
2024 Term Loan, 8.844%, 1M TSFR + 3.500%, 10/15/30	498,750	501,036
Ivanti Software, Inc.
2021 Term Loan B, 9.814%, 3M TSFR + 4.250%, 12/01/27	1,000,621	794,243
Marcel LUX IV SARL
2024 USD Term Loan B5, 9.320%, 1M TSFR + 4.000%, 11/11/30	2,166,586	2,186,898
Maverick Bidco, Inc.
2021 Term Loan, 9.230%, 3M TSFR + 3.750%, 05/18/28	273,587	272,789
Mosel Bidco SE
USD Term Loan B, 10.085%, 3M TSFR + 4.750%, 09/16/30	250,000	251,563
N-Able International Holdings II LLC
Term Loan B, 8.359%, 3M TSFR + 2.750%, 07/19/28	437,625	438,035
Oceankey U.S. II Corp.
2021 Term Loan, 8.944%, 1M TSFR + 3.500%, 12/15/28	684,250	684,108
Open Text Corp.
2023 Term Loan B, 7.594%, 1M TSFR + 2.250%, 01/31/30	1,502,502	1,511,143
Security Description	Principal Amount*	Value
Software—(Continued)
Playtika Holding Corp.
2021 Term Loan, 8.095%, 1M TSFR + 2.750%, 03/13/28	2,002,036	$2,004,330
PointClickCare Technologies, Inc.
2024 Term Loan B, 8.276%, 2M TSFR + 3.000%, 12/29/27	1,533,500	1,543,084
Press Ganey Holdings, Inc.
2024 Term Loan B, 8.845%, 1M TSFR + 3.500%, 04/30/31	650,000	650,406
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.072%, 3M TSFR + 3.750%, 10/28/30	1,996,250	2,005,109
Project Ruby Ultimate Parent Corp.
2021 Term Loan, 8.708%, 1M TSFR + 3.250%, 03/10/28	1,040,063	1,043,421
Quartz Acquireco LLC
2024 Term Loan B, 8.085%, 3M TSFR + 2.750%, 06/28/30	1,092,434	1,097,555
Quest Software U.S. Holdings, Inc.
2022 Term Loan, 9.730%, 3M TSFR + 4.250%, 02/01/29	494,962	368,953
Rackspace Technology Global, Inc.
2024 First Lien First Out Term Loan, 11.692%, 1M TSFR + 6.250%, 05/15/28	465,863	471,881
2024 First Lien Second Out Term Loan, 8.192%, 1M TSFR + 2.750%, 05/15/28	2,334,956	1,091,592
SkillSoft Corp.
2021 Term Loan, 10.708%, 1M TSFR + 5.250%, 07/14/28	1,121,369	884,305
SolarWinds Holdings, Inc.
2024 Term Loan, 8.595%, 1M TSFR + 3.250%, 02/05/27	1,861,875	1,866,530
Sophia LP
2024 Term Loan B, 8.944%, 1M TSFR + 3.500%, 10/09/29	2,791,156	2,807,147
Symplr Software, Inc.
2020 Term Loan, 9.930%, 3M TSFR + 4.500%, 12/22/27	1,340,026	1,260,294
Turing Midco LLC
2021 Term Loan B, 8.096%, 3M TSFR + 2.500%, 03/24/28	163,224	160,189
UKG, Inc.
2024 Term Loan B, 8.576%, 1M TSFR + 3.250%, 02/10/31	4,913,429	4,937,486
Veritas U.S., Inc.
2021 USD Term Loan B, 10.458%, 1M TSFR + 5.000%, 09/01/25	2,789,743	2,437,150
Waystar Technologies, Inc.
2024 Term Loan B, 8.096%, 1M TSFR + 2.750%, 10/22/29	1,736,055	1,740,395
		77,468,160
Telecommunications — 1.5%
CCI Buyer, Inc.
Term Loan, 9.335%, 3M TSFR + 4.000%, 12/17/27	1,469,981	1,472,737
Ciena Corp.
2020 Term Loan B, 7.339%, 1M TSFR + 2.000%, 10/24/30	1,188,652	1,194,383
Digicel International Finance Ltd.
2024 Term Loan, 12.075%, 3M TSFR + 6.750%, 05/25/27	1,497,493	1,456,312
GoTo Group, Inc.
2024 First Out Term Loan, 10.178%, 1M TSFR + 4.750%, 04/28/28	1,444,625	1,291,133
2024 Second Out Term Loan, 10.178%, 1M TSFR + 4.750%, 04/28/28	912,300	478,957
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 11.904%, 1M TSFR + 6.560%, 04/15/29	666,606	654,385
2024 Extended Term Loan B2, 11.904%, 1M TSFR + 6.560%, 04/15/30	666,606	649,324
See accompanying notes to financial statements.
BHFTI-170

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 7.808%, 1M TSFR + 2.350%, 04/15/29	437,489	$303,235
2024 Extended Term Loan B2, 7.808%, 1M TSFR + 2.350%, 04/15/30	437,489	296,673
SBA Senior Finance II LLC
2024 Term Loan B, 7.350%, 1M TSFR + 2.000%, 01/25/31	748,125	749,715
		8,546,854
Transportation — 1.0%
First Student Bidco, Inc.
2022 Incremental Term Loan B, 8.435%, 3M TSFR + 3.000%, 07/21/28	1,391,509	1,394,367
Genesee & Wyoming, Inc.
2024 Term Loan B, 7.335%, 3M TSFR + 2.000%, 04/10/31	2,575,000	2,575,791
Kenan Advantage Group, Inc.
2024 Term Loan B3, 9.094%, 1M TSFR + 3.750%, 01/25/29	1,750,862	1,752,504
		5,722,662
Total Floating Rate Loans (Cost $560,456,713)		551,644,508

Corporate Bonds & Notes—2.9%
Aerospace/Defense — 0.1%
TransDigm, Inc.
6.875%, 12/15/30 (144A)	500,000	510,425
Airlines — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	1,500,000	1,459,303
Auto Parts & Equipment — 0.2%
Clarios Global LP
6.750%, 05/15/25 (144A)	225,000	224,932
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, 05/15/26 (144A)	1,215,000	1,213,789
		1,438,721
Commercial Services — 0.3%
Garda World Security Corp.
4.625%, 02/15/27 (144A)	850,000	812,226
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	800,000	826,234
		1,638,460
Computers — 0.1%
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	500,000	540,371
Diversified Financial Services — 0.1%
AG Issuer LLC
6.250%, 03/01/28 (144A)	425,000	415,707
Electric — 0.0%
Calpine Corp.
4.500%, 02/15/28 (144A)	300,000	285,026
Security Description	Principal Amount*/ Shares	Value

Engineering & Construction — 0.0%
Artera Services LLC
8.500%, 02/15/31 (144A)	125,000	$128,687
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	400,000	401,962
Six Flags Theme Parks, Inc.
7.000%, 07/01/25 (144A)	126,000	126,396
		528,358
Insurance — 0.6%
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	600,000	601,636
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	2,850,000	2,882,587
		3,484,223
Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	500,000	484,658
Media — 0.2%
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	250,000	126,629
5.250%, 08/15/27 (144A)	200,000	106,190
6.375%, 05/01/26	105,163	81,720
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	800,000	678,349
		992,888
Software — 0.6%
Boxer Parent Co., Inc.
7.125%, 10/02/25 (144A)	500,000	500,378
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A)	1,550,000	1,579,832
9.000%, 09/30/29 (144A)	500,000	485,110
UKG, Inc.
6.875%, 02/01/31 (144A)	825,000	835,337
		3,400,657
Telecommunications — 0.3%
Altice France SA
5.500%, 01/15/28 (144A)	475,000	325,321
Level 3 Financing, Inc.
10.750%, 12/15/30 (144A)	1,500,000	1,496,250
		1,821,571
Total Corporate Bonds & Notes (Cost $17,612,181)		17,129,055

Common Stocks—0.8%
Chemicals — 0.0%
Campfire Topco Ltd. - Class A (f) (g) (i)	61,417	0
See accompanying notes to financial statements.
BHFTI-171

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—4.1%
Security Description	Shares	Value
Commercial Services — 0.1%
IAP Worldwide Services LLC (f) (g) (i) (j)	44	$0
Monitronics International, Inc. (i) (j)	16,872	337,440
		337,440
Electric Utilities — 0.1%
Longview Intermediate Holdings C LLC (f) (g) (i) (j)	39,089	478,840
Entertainment — 0.0%
New Cineworld Ltd. (i) (j)	14,581	242,409
Health Care Equipment & Supplies — 0.0%
Akorn Holding Co. LLC (f) (g) (i) (j)	56,220	0
Health Care Providers & Services — 0.1%
Envision Parent, Inc. (i) (j)	68,001	654,510
Household Products — 0.1%
LG Parent Holding Co. (i) (j)	9,472	42,624
Serta Simmons Bedding, Inc. (i) (j)	90,899	590,844
Serta SSB Equipment Co. (f) (g) (i) (j)	90,899	0
		633,468
Investment Companies — 0.0%
Aegletes BV (i) (j)	11,991	16,548
Media — 0.0%
GEE Acquisition Holdings Corp. (f) (g) (i) (j)	17,940	0
Metals & Mining — 0.2%
American Consolidated Natural Resources, Inc. (i) (j)	12,063	977,103
Phoenix Services International LLC (i) (j)	27,895	125,527
Tenerity, Inc. (f) (g) (i) (j)	24,746	0
		1,102,630
Pharmaceuticals — 0.2%
Covis Midco 1 SARL - Class A (f) (i) (j)	619	315
Covis Midco 1 SARL - Class B (f) (i) (j)	619	315
Covis Midco 1 SARL - Class C (f) (i) (j)	619	316
Covis Midco 1 SARL - Class D (f) (i) (j)	619	316
Covis Midco 1 SARL - Class E (f) (i) (j)	619	316
Mallinckrodt International Finance SA (i)	23,570	1,249,210
		1,250,788
Professional Services — 0.0%
Skillsoft Corp. (i) (j)	3,344	46,248
Specialty Retail — 0.0%
Phillips Feed Service, Inc. (f) (g) (i) (j)	62	0
Total Common Stocks (Cost $7,183,639)		4,762,881

Security Description	Principal Amount*	Value

Repurchase Agreement—4.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $24,108,580; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $24,582,183	24,100,044	$24,100,044
Total Short-Term Investments (Cost $24,100,044)		24,100,044
Total Investments—102.2% (Cost $609,352,577)		597,636,488
Unfunded Loan Commitments—(0.1)% (Cost $(774,238))		(774,238)
Net Investments—102.1% (Cost $608,578,339)		596,862,250
Other assets and liabilities (net)—(2.1)%		(12,128,299)
Net Assets—100.0%		$584,733,951

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(b)	This loan will settle after June 30, 2024, at which time the interest rate will be determined.
(c)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2024.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.5% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(i)	Non-income producing security.
(j)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$17,047,335, which is 2.9% of net assets.

See accompanying notes to financial statements.
BHFTI-172

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$134,149,946	$0	$102,777,713
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,008,736	$—	$3,008,736
Aerospace/Defense	—	9,797,638	—	9,797,638
Agriculture	—	510,595	—	510,595
Airlines	—	2,277,559	—	2,277,559
Apparel	—	1,912,898	—	1,912,898
Auto Parts & Equipment	—	8,434,155	—	8,434,155
Banks	—	1,934,078	—	1,934,078
Beverages	—	5,763,928	—	5,763,928
Building Materials	—	20,966,942	—	20,966,942
Chemicals	—	30,564,782	—	30,564,782
Coal	—	572,096	—	572,096
Commercial Services	—	62,458,419	—	62,458,419
Computers	—	13,704,641	—	13,704,641
Cosmetics/Personal Care	—	3,427,903	—	3,427,903
Distribution/Wholesale	—	10,053,017	—	10,053,017
Diversified Financial Services	—	29,382,849	—	29,382,849
Electric	—	3,764,909	—	3,764,909
Electrical Components & Equipment	—	2,694,335	—	2,694,335
Electronics	—	4,923,823	—	4,923,823
Engineering & Construction	—	5,020,160	—	5,020,160
Entertainment	—	17,029,859	—	17,029,859
Environmental Control	—	12,833,068	356,491	13,189,559
Food	—	6,232,493	—	6,232,493
Food Service	—	1,467,318	—	1,467,318
Forest Products & Paper	—	1,060,357	—	1,060,357
Hand/Machine Tools	—	2,179,899	—	2,179,899
Healthcare-Products	—	1,863,851	—	1,863,851
Healthcare-Services	—	18,566,773	—	18,566,773
Holding Companies-Diversified	—	589,471	—	589,471
Home Furnishings	—	5,447,638	—	5,447,638
Household Products/Wares	—	2,563,361	—	2,563,361
Housewares	—	2,390,036	—	2,390,036
Insurance	—	29,898,580	—	29,898,580
Internet	—	15,026,920	—	15,026,920
Investment Companies	—	8,064,892	—	8,064,892
Leisure Time	—	13,494,047	—	13,494,047
Lodging	—	6,779,070	—	6,779,070
Machinery-Construction & Mining	—	711,152	—	711,152
Machinery-Diversified	—	10,719,644	—	10,719,644
Media	—	6,748,992	292,720	7,041,712
Metal Fabricate/Hardware	—	4,038,804	494,201	4,533,005
Mining	—	2,400,193	—	2,400,193
Miscellaneous Manufacturing (Less Unfunded Loan Commitments of $175,000)	—	4,218,767	—	4,218,767
Oil & Gas	—	601,500	—	601,500
Packaging & Containers	—	8,998,507	—	8,998,507
Pharmaceuticals	—	11,687,971	—	11,687,971
See accompanying notes to financial statements.
BHFTI-173

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$9,083,932	$—	$9,083,932
Real Estate	—	5,834,092	—	5,834,092
Retail	—	23,744,399	6,815	23,751,214
Semiconductors	—	3,132,556	—	3,132,556
Software (Less Unfunded Loan Commitments of $599,238)	—	76,868,922	—	76,868,922
Telecommunications	—	8,546,854	—	8,546,854
Transportation	—	5,722,662	—	5,722,662
Total Floating Rate Loans (Less Unfunded Loan Commitments of $774,238)	—	549,720,043	1,150,227	550,870,270
Total Corporate Bonds & Notes*	—	17,129,055	—	17,129,055
Common Stocks
Chemicals	—	—	0	0
Commercial Services	—	337,440	0	337,440
Electric Utilities	—	—	478,840	478,840
Entertainment	—	242,409	—	242,409
Health Care Equipment & Supplies	—	—	0	0
Health Care Providers & Services	—	654,510	—	654,510
Household Products	—	633,468	0	633,468
Investment Companies	—	16,548	—	16,548
Media	—	—	0	0
Metals & Mining	—	1,102,630	0	1,102,630
Pharmaceuticals	—	1,250,788	—	1,250,788
Professional Services	46,248	—	—	46,248
Specialty Retail	—	—	0	0
Total Common Stocks	46,248	4,237,793	478,840	4,762,881
Total Short-Term Investments*	—	24,100,044	—	24,100,044
Total Net Investments	$46,248	$595,186,935	$1,629,067	$596,862,250

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
During the period ended June 30, 2024, transfers out of Level 3 in the amount of $1,193,729 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
During the period ended June 30, 2024, transfers into Level 3 in the amount of $678,147 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$608,952,688
Gross unrealized appreciation	4,899,820
Gross unrealized (depreciation)	(16,895,920)
Net unrealized appreciation (depreciation)	$(11,996,100)
See accompanying notes to financial statements.
BHFTI-174

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$596,862,250
Cash	5,175,455
Receivable for:
Investments sold	4,786,721
Fund shares sold	58,629
Interest	5,117,240
Prepaid expenses	4,512
Total Assets	612,004,807
Liabilities
Payable for:
Investments purchased	26,183,755
Fund shares redeemed	334,541
Accrued Expenses:
Management fees	287,094
Distribution and service fees	31,565
Deferred trustees’ fees	190,324
Other expenses	243,577
Total Liabilities	27,270,856
Net Assets	$584,733,951
Net Assets Consist of:
Paid in surplus	$635,876,732
Distributable earnings (Accumulated losses)	(51,142,781)
Net Assets	$584,733,951
Net Assets
Class A	$430,096,433
Class B	154,637,518
Capital Shares Outstanding*
Class A	45,786,129
Class B	16,605,902
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.39
Class B	9.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $608,578,339.
(b)	Investments at value is net of unfunded loan commitments of $774,238.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Interest	$26,332,078
Total investment income	26,332,078
Expenses
Management fees	1,746,294
Administration fees	22,261
Custodian and accounting fees	133,492
Distribution and service fees—Class B	188,833
Audit and tax services	64,476
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	11,826
Insurance	2,623
Miscellaneous	12,630
Total expenses	2,240,614
Less management fee waiver	(8,069)
Net expenses	2,232,545
Net Investment Income	24,099,533
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(5,339,616)
Net change in unrealized appreciation (depreciation) on investments	2,394,258
Net realized and unrealized gain (loss)	(2,945,358)
Net Increase (Decrease) in Net Assets From Operations	$21,154,175
See accompanying notes to financial statements.
BHFTI-175

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$24,099,533	$50,540,568
Net realized gain (loss)	(5,339,616)	(16,868,789)
Net change in unrealized appreciation (depreciation)	2,394,258	28,823,704
Increase (decrease) in net assets from operations	21,154,175	62,495,483
From Distributions to Shareholders
Class A	(37,436,741)	(25,568,368)
Class B	(13,239,102)	(8,091,148)
Total distributions	(50,675,843)	(33,659,516)
Increase (decrease) in net assets from capital share transactions	38,642,578	(75,454,975)
Total increase (decrease) in net assets	9,120,910	(46,619,008)
Net Assets
Beginning of period	575,613,041	622,232,049
End of period	$584,733,951	$575,613,041

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	64,214	$645,891	1,141,508	$11,195,046
Reinvestments	3,991,124	37,436,741	2,728,748	25,568,368
Redemptions	(1,229,905)	(12,437,795)	(11,435,584)	(110,959,143)
Net increase (decrease)	2,825,433	$25,644,837	(7,565,328)	$(74,195,729)
Class B
Sales	1,039,031	$10,323,173	1,671,545	$16,028,088
Reinvestments	1,423,559	13,239,102	870,016	8,091,148
Redemptions	(1,065,858)	(10,564,534)	(2,639,132)	(25,378,482)
Net increase (decrease)	1,396,732	$12,997,741	(97,571)	$(1,259,246)
Increase (decrease) derived from capital shares transactions		$38,642,578		$(75,454,975)
See accompanying notes to financial statements.
BHFTI-176

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.92	$9.47	$9.98	$9.94	$10.23	$10.00
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.42	0.82	0.47	0.32	0.35	0.48
Net realized and unrealized gain (loss)	(0.05)	0.20	(0.62)	0.05	(0.14)	0.24
Total income (loss) from investment operations	0.37	1.02	(0.15)	0.37	0.21	0.72
Less Distributions
Distributions from net investment income	(0.90)	(0.57)	(0.36)	(0.33)	(0.50)	(0.49)
Total distributions	(0.90)	(0.57)	(0.36)	(0.33)	(0.50)	(0.49)
Net Asset Value, End of Period	$9.39	$9.92	$9.47	$9.98	$9.94	$10.23
Total Return (%) (b)	3.69 (c)	11.09	(1.46) (d)	3.80 (d)	2.33	7.32
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71 (e)	0.70	0.69	0.69	0.69	0.69
Net ratio of expenses to average net assets (%) (f)	0.71 (e)	0.70	0.68	0.68	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	8.40 (e)	8.49	4.88	3.18	3.55	4.73
Portfolio turnover rate (%)	18 (c)	25	7	34	26	27
Net assets, end of period (in millions)	$430.1	$426.1	$478.5	$654.2	$636.7	$653.1

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.83	$9.39	$9.89	$9.86	$10.15	$9.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.40	0.79	0.45	0.29	0.32	0.45
Net realized and unrealized gain (loss)	(0.05)	0.19	(0.61)	0.05	(0.14)	0.24
Total income (loss) from investment operations	0.35	0.98	(0.16)	0.34	0.18	0.69
Less Distributions
Distributions from net investment income	(0.87)	(0.54)	(0.34)	(0.31)	(0.47)	(0.47)
Total distributions	(0.87)	(0.54)	(0.34)	(0.31)	(0.47)	(0.47)
Net Asset Value, End of Period	$9.31	$9.83	$9.39	$9.89	$9.86	$10.15
Total Return (%) (b)	3.58 (c)	10.79	(1.60)	3.50	2.06	7.03
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96 (e)	0.95	0.94	0.94	0.94	0.94
Net ratio of expenses to average net assets (%) (f)	0.96 (e)	0.95	0.93	0.93	0.94	0.94
Ratio of net investment income (loss) to average net assets (%)	8.16 (e)	8.27	4.77	2.93	3.31	4.48
Portfolio turnover rate (%)	18 (c)	25	7	34	26	27
Net assets, end of period (in millions)	$154.6	$149.5	$143.7	$145.2	$123.8	$129.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-177

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—46.4% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense — 1.4%
BAE Systems PLC
5.000%, 03/26/27 (144A)	1,200,000	$1,191,152
Boeing Co.
2.196%, 02/04/26	2,600,000	2,443,675
General Dynamics Corp.
3.250%, 04/01/25 (a)	3,300,000	3,245,862
L3Harris Technologies, Inc.
5.050%, 06/01/29	300,000	297,891
RTX Corp.
4.125%, 11/16/28	2,700,000	2,599,018
		9,777,598
Agriculture — 0.7%
Altria Group, Inc.
2.350%, 05/06/25 (a)	2,200,000	2,139,121
Imperial Brands Finance PLC
3.125%, 07/26/24 (144A)	300,000	299,429
4.250%, 07/21/25 (144A)	800,000	787,836
Philip Morris International, Inc.
4.875%, 02/15/28 (a)	900,000	892,150
5.250%, 09/07/28	900,000	907,153
		5,025,689
Airlines — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26 (144A)	666,667	660,741
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, 10/20/25 (144A) (a)	2,653,487	2,621,352
United Airlines Pass-Through Trust
4.875%, 07/15/27	100,800	99,313
		3,381,406
Apparel — 0.3%
Hanesbrands, Inc.
4.875%, 05/15/26 (144A)	700,000	684,811
Tapestry, Inc.
7.000%, 11/27/26 (a)	1,400,000	1,438,826
7.050%, 11/27/25	350,000	355,817
		2,479,454
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC
5.850%, 05/17/27 (a)	1,200,000	1,199,853
Hyundai Capital America
5.250%, 01/08/27 (144A) (a)	1,400,000	1,394,341
Mercedes-Benz Finance North America LLC
4.950%, 03/30/25 (144A) (a)	2,100,000	2,090,222
Toyota Motor Credit Corp.
5.000%, 03/19/27 (a)	1,700,000	1,699,877
Volkswagen Group of America Finance LLC
5.400%, 03/20/26 (144A) (a)	2,400,000	2,393,859
		8,778,152
Security Description	Principal Amount*	Value
Banks — 13.8%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (a) (b)	600,000	$607,925
Bank of America Corp.
3.384%, SOFR + 1.330%, 04/02/26 (b)	2,800,000	2,749,860
4.376%, SOFR + 1.580%, 04/27/28 (a) (b)	2,500,000	2,440,100
Bank of Montreal
4.250%, 09/14/24 (a)	3,000,000	2,989,030
Bank of New York Mellon
5.224%, SOFR + 0.800%, 11/21/25 (b)	2,300,000	2,295,887
Bank of Nova Scotia
2.951%, 03/11/27 (a)	2,300,000	2,169,232
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (b)	700,000	676,673
2.819%, 3M TSFR + 1.373%, 11/19/25 (144A) (a) (b)	1,500,000	1,481,324
BPCE SA
2.375%, 01/14/25 (144A) (a)	3,000,000	2,940,837
Citigroup, Inc.
3.290%, SOFR + 1.528%, 03/17/26 (b)	1,900,000	1,866,080
4.600%, 03/09/26	4,000,000	3,935,731
5.174%, SOFR + 1.364%, 02/13/30 (a) (b)	1,250,000	1,242,719
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b)	1,600,000	1,604,463
Deutsche Bank AG
4.162%, 05/13/25 (a)	2,000,000	1,975,677
Goldman Sachs Bank USA
5.283%, SOFR + 0.777%, 03/18/27 (b)	2,300,000	2,292,458
Goldman Sachs Group, Inc.
2.640%, SOFR + 1.114%, 02/24/28 (a) (b)	2,000,000	1,865,382
3.750%, 02/25/26 (a)	2,000,000	1,948,210
4.250%, 10/21/25 (a)	3,000,000	2,947,427
4.387%, SOFR + 1.510%, 06/15/27 (b)	900,000	882,425
5.700%, 11/01/24 (a)	1,600,000	1,600,553
HSBC Holdings PLC
1.645%, SOFR + 1.538%, 04/18/26 (a) (b)	1,500,000	1,451,743
4.180%, SOFR + 1.510%, 12/09/25 (b)	1,900,000	1,885,882
Huntington National Bank
5.699%, SOFR + 1.215%, 11/18/25 (b)	1,700,000	1,697,406
Intesa Sanpaolo SpA
4.000%, 09/23/29 (144A)	2,000,000	1,844,704
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (b)	5,400,000	5,243,727
3.875%, 09/10/24 (a)	2,500,000	2,490,232
5.012%, SOFR + 1.310%, 01/23/30 (a) (b)	1,000,000	992,331
KeyBank NA
4.150%, 08/08/25 (a)	1,600,000	1,569,038
Manufacturers & Traders Trust Co.
5.400%, 11/21/25 (a)	2,300,000	2,289,302
Mitsubishi UFJ Financial Group, Inc.
5.063%, 1Y H15 + 1.550%, 09/12/25 (b)	3,200,000	3,194,290
Mizuho Financial Group, Inc.
5.778%, 1Y H15 + 1.650%, 07/06/29 (a) (b)	1,400,000	1,418,792
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (a) (b)	2,900,000	2,816,318
4.210%, SOFR + 1.610%, 04/20/28 (b)	2,500,000	2,429,281
4.350%, 09/08/26 (a)	2,200,000	2,151,779
5.173%, SOFR + 1.450%, 01/16/30 (a) (b)	1,500,000	1,496,282
See accompanying notes to financial statements.
BHFTI-178

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
Nordea Bank Abp
4.750%, 09/22/25 (144A) (a)	1,200,000	$1,191,241
PNC Financial Services Group, Inc.
5.300%, SOFR + 1.342%, 01/21/28 (a) (b)	600,000	599,175
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (a) (b)	1,800,000	1,663,983
Shinhan Bank Co. Ltd.
1.375%, 10/21/26 (144A)	2,500,000	2,293,690
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (b)	1,500,000	1,383,602
2.226%, 1Y H15 + 1.050%, 01/21/26 (144A) (b)	1,700,000	1,662,806
Toronto-Dominion Bank
4.285%, 09/13/24 (a)	4,200,000	4,186,227
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	1,000,000	997,395
5.900%, SOFR + 1.626%, 10/28/26 (a) (b)	2,000,000	2,005,010
UBS Group AG
4.550%, 04/17/26	1,200,000	1,179,209
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (b)	1,900,000	1,900,999
Wells Fargo & Co.
2.188%, SOFR + 2.000%, 04/30/26 (b)	2,500,000	2,427,609
4.100%, 06/03/26 (a)	3,000,000	2,922,258
5.198%, SOFR + 1.500%, 01/23/30 (a) (b)	800,000	796,641
6.303%, SOFR + 1.790%, 10/23/29 (b)	900,000	933,941
		99,626,886
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 (a)	1,500,000	1,491,493
Coca-Cola Europacific Partners PLC
1.500%, 01/15/27 (144A)	1,600,000	1,461,741
		2,953,234
Biotechnology — 0.7%
Amgen, Inc.
5.150%, 03/02/28 (a)	2,300,000	2,299,662
Bio-Rad Laboratories, Inc.
3.300%, 03/15/27	300,000	284,139
Illumina, Inc.
5.800%, 12/12/25	1,200,000	1,201,311
Royalty Pharma PLC
5.150%, 09/02/29 (a)	1,250,000	1,239,440
		5,024,552
Building Materials — 0.4%
Carrier Global Corp.
2.493%, 02/15/27 (a)	1,500,000	1,404,375
Owens Corning
5.500%, 06/15/27 (a)	1,300,000	1,311,258
		2,715,633
Chemicals — 0.2%
Rain Carbon, Inc.
12.250%, 09/01/29 (144A) (a)	1,100,000	1,183,911
Security Description	Principal Amount*	Value
Commercial Services — 0.1%
Grand Canyon University
4.125%, 10/01/24	600,000	$596,250
Computers — 0.2%
Hewlett Packard Enterprise Co.
5.900%, 10/01/24 (a)	1,700,000	1,699,786
Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc.
4.375%, 05/15/28 (a)	950,000	930,632
Haleon U.S. Capital LLC
3.375%, 03/24/27 (a)	3,400,000	3,244,384
Kenvue, Inc.
5.050%, 03/22/28 (a)	2,300,000	2,312,556
		6,487,572
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	1,000,000	908,771
6.100%, 01/15/27 (a)	1,000,000	1,014,668
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a) (b)	2,400,000	2,409,280
Capital One Financial Corp.
3.800%, 01/31/28 (a)	2,500,000	2,376,656
GGAM Finance Ltd.
8.000%, 06/15/28 (144A) (a)	500,000	526,623
Jefferson Capital Holdings LLC
9.500%, 02/15/29 (144A)	500,000	515,412
		7,751,410
Electric — 3.9%
Berkshire Hathaway Energy Co.
4.050%, 04/15/25 (a)	1,700,000	1,681,460
Dominion Energy, Inc.
1.450%, 04/15/26 (a)	2,000,000	1,862,534
DTE Energy Co.
4.875%, 06/01/28 (a)	1,500,000	1,476,439
Duke Energy Corp.
4.300%, 03/15/28 (a)	4,500,000	4,365,698
Electricite de France SA
5.700%, 05/23/28 (144A) (a)	300,000	303,027
Engie SA
5.250%, 04/10/29 (144A) (a)	1,400,000	1,395,788
Exelon Corp.
3.400%, 04/15/26 (a)	2,000,000	1,935,148
4.050%, 04/15/30 (a)	2,400,000	2,252,171
Florida Power & Light Co.
4.400%, 05/15/28 (a)	910,000	893,771
Korea East-West Power Co. Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,423,269
3.600%, 05/06/25 (144A) (a)	1,600,000	1,573,954
NextEra Energy Capital Holdings, Inc.
5.749%, 09/01/25 (a)	1,700,000	1,703,684
6.051%, 03/01/25	900,000	901,722
Southern Co.
3.250%, 07/01/26 (a)	3,000,000	2,884,223
See accompanying notes to financial statements.
BHFTI-179

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
Southern Co.
5.500%, 03/15/29	1,700,000	$1,722,371
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,200,000	1,117,359
		28,492,618
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	1,100,000	1,103,974
Electronics — 0.3%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A) (a)	1,100,000	1,135,172
Flex Ltd.
3.750%, 02/01/26 (a)	1,300,000	1,261,597
		2,396,769
Entertainment — 0.4%
Banijay Entertainment SASU
8.125%, 05/01/29 (144A) (a)	600,000	613,621
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,200,000	1,100,125
Warnermedia Holdings, Inc.
3.755%, 03/15/27	1,500,000	1,424,130
		3,137,876
Environmental Control — 0.1%
Stericycle, Inc.
3.875%, 01/15/29 (144A) (a)	900,000	840,373
Food — 0.7%
Campbell Soup Co.
5.200%, 03/19/27 (a)	1,200,000	1,201,801
Hershey Co.
4.250%, 05/04/28	900,000	885,170
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.125%, 02/01/28 (a)	1,500,000	1,482,739
Sysco Corp.
5.750%, 01/17/29 (a)	1,100,000	1,126,200
		4,695,910
Healthcare-Products — 0.6%
Baxter International, Inc.
1.915%, 02/01/27 (a)	3,000,000	2,749,830
GE HealthCare Technologies, Inc.
5.550%, 11/15/24 (a)	900,000	899,055
5.650%, 11/15/27 (a)	1,000,000	1,013,145
		4,662,030
Healthcare-Services — 1.7%
Centene Corp.
3.375%, 02/15/30 (a)	900,000	798,852
CHS/Community Health Systems, Inc.
6.000%, 01/15/29 (144A) (a)	1,100,000	970,758
Elevance Health, Inc.
1.500%, 03/15/26 (a)	3,000,000	2,813,612
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
HCA, Inc.
5.200%, 06/01/28 (a)	2,600,000	$2,589,704
Icon Investments Six DAC
5.809%, 05/08/27 (a)	1,700,000	1,717,030
IQVIA, Inc.
6.250%, 02/01/29 (a)	1,000,000	1,027,791
Kedrion SpA
6.500%, 09/01/29 (144A) (a)	200,000	182,875
Quest Diagnostics, Inc.
3.450%, 06/01/26 (a)	2,100,000	2,028,620
		12,129,242
Home Builders — 0.2%
Toll Brothers Finance Corp.
4.350%, 02/15/28 (a)	1,500,000	1,448,669
Insurance — 4.3%
Acrisure LLC/Acrisure Finance, Inc.
8.500%, 06/15/29 (144A) (a)	300,000	303,090
AEGON Funding Co. LLC
5.500%, 04/16/27 (144A) (a)	2,500,000	2,489,393
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A) (a)	600,000	561,448
6.750%, 04/15/28 (144A) (a)	500,000	500,794
Athene Global Funding
5.516%, 03/25/27 (144A) (a)	2,400,000	2,405,723
Corebridge Global Funding
5.900%, 09/19/28 (144A) (a)	1,600,000	1,633,500
F&G Annuities & Life, Inc.
6.500%, 06/04/29 (a)	300,000	299,009
F&G Global Funding
5.875%, 06/10/27 (144A)	2,000,000	1,989,498
GA Global Funding Trust
3.850%, 04/11/25 (144A)	3,800,000	3,739,311
Marsh & McLennan Cos., Inc.
4.375%, 03/15/29 (a)	2,600,000	2,540,065
MassMutual Global Funding II
5.100%, 04/09/27 (144A) (a)	1,600,000	1,599,541
Mutual of Omaha Cos Global Funding
5.350%, 04/09/27 (144A) (a)	2,400,000	2,399,505
New York Life Global Funding
3.600%, 08/05/25 (144A)	3,200,000	3,143,549
4.900%, 04/02/27 (144A) (a)	2,400,000	2,389,722
Northwestern Mutual Global Funding
4.900%, 06/12/28 (144A) (a)	1,500,000	1,489,138
Pricoa Global Funding I
5.100%, 05/30/28 (144A) (a)	1,500,000	1,501,704
Protective Life Global Funding
3.218%, 03/28/25 (144A) (a)	1,500,000	1,474,336
RGA Global Funding
5.448%, 05/24/29 (144A) (a)	800,000	801,892
		31,261,218
Internet — 0.7%
Meta Platforms, Inc.
4.600%, 05/15/28 (a)	3,100,000	3,087,054
See accompanying notes to financial statements.
BHFTI-180

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Internet—(Continued)
Netflix, Inc.
3.625%, 06/15/25 (144A)	800,000	$785,516
4.375%, 11/15/26 (a)	700,000	687,338
Tencent Holdings Ltd.
1.810%, 01/26/26 (144A)	900,000	853,305
		5,413,213
Lodging — 0.3%
Marriott International, Inc.
4.875%, 05/15/29 (a)	700,000	691,097
Sands China Ltd.
2.300%, 03/08/27	1,200,000	1,093,009
Studio City Finance Ltd.
6.000%, 07/15/25 (144A)	464,000	461,544
		2,245,650
Machinery-Diversified — 0.0%
Esab Corp.
6.250%, 04/15/29 (144A) (a)	200,000	201,199
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25 (a)	692,000	685,278
Comcast Corp.
4.550%, 01/15/29 (a)	2,000,000	1,968,393
Fox Corp.
3.050%, 04/07/25 (a)	1,700,000	1,665,727
4.709%, 01/25/29 (a)	1,500,000	1,473,262
TWDC Enterprises 18 Corp.
3.150%, 09/17/25 (a)	3,000,000	2,923,574
Walt Disney Co.
1.750%, 01/13/26 (a)	1,300,000	1,233,416
		9,949,650
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.
6.250%, 02/15/29 (a)	400,000	401,917
Multi-National — 0.2%
Banque Ouest Africaine de Developpement
5.000%, 07/27/27 (144A)	1,300,000	1,239,895
Oil & Gas — 2.3%
Aker BP ASA
2.000%, 07/15/26 (144A)	1,010,000	939,675
BP Capital Markets America, Inc.
3.410%, 02/11/26 (a)	2,000,000	1,943,323
3.796%, 09/21/25 (a)	3,200,000	3,144,163
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A)	1,100,000	1,093,981
Endeavor Energy Resources LP/EER Finance, Inc.
5.750%, 01/30/28 (144A)	900,000	908,456
Equinor ASA
1.750%, 01/22/26 (a)	1,300,000	1,234,405
2.875%, 04/06/25 (a)	4,700,000	4,609,328
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Petroleos Mexicanos
6.875%, 10/16/25	350,000	$348,744
Sunoco LP
7.000%, 05/01/29 (144A)	700,000	717,418
Var Energi ASA
7.500%, 01/15/28 (144A)	1,400,000	1,472,252
		16,411,745
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27 (a)	2,000,000	1,890,648
Schlumberger Holdings Corp.
5.000%, 05/29/27 (144A)	600,000	598,195
		2,488,843
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	1,100,000	682,354
Pharmaceuticals — 1.8%
AstraZeneca PLC
0.700%, 04/08/26 (a)	200,000	185,125
Cigna Group
1.250%, 03/15/26 (a)	1,666,000	1,555,450
4.375%, 10/15/28	2,000,000	1,942,142
CVS Health Corp.
1.300%, 08/21/27	1,300,000	1,151,810
4.300%, 03/25/28 (a)	1,600,000	1,544,990
5.000%, 01/30/29 (a)	1,500,000	1,484,614
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 05/19/28 (a)	2,700,000	2,652,730
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27	1,000,000	963,658
Viatris, Inc.
1.650%, 06/22/25 (a)	1,300,000	1,249,401
		12,729,920
Pipelines — 1.4%
Energy Transfer LP
4.050%, 03/15/25	1,800,000	1,780,221
EnLink Midstream Partners LP
4.850%, 07/15/26 (a)	1,100,000	1,079,554
Enterprise Products Operating LLC
4.150%, 10/16/28	2,500,000	2,416,789
Hess Midstream Operations LP
6.500%, 06/01/29 (144A) (a)	100,000	101,376
MPLX LP
4.875%, 12/01/24	2,500,000	2,489,297
Sabine Pass Liquefaction LLC
5.625%, 03/01/25 (a)	772,000	770,417
Venture Global LNG, Inc.
8.125%, 06/01/28 (144A)	600,000	618,130
Williams Cos., Inc.
4.000%, 09/15/25 (a)	500,000	490,329
		9,746,113
See accompanying notes to financial statements.
BHFTI-181

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
U.S. Treasury & Government Agencies—23.8%
Security Description	Principal Amount*	Value
Real Estate Investment Trusts — 0.8%
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	1,300,000	$1,073,680
Prologis LP
4.875%, 06/15/28 (a)	2,250,000	2,238,990
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/29 (144A) (a)	500,000	500,338
Public Storage Operating Co.
5.125%, 01/15/29 (a)	400,000	403,396
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	400,000	375,124
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A) (a)	1,500,000	1,424,680
		6,016,208
Retail — 0.2%
KSouth Africa Ltd.
3.000%, 12/31/22 (144A) † (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) † (c) (d) (e)	313,720	0
O'Reilly Automotive, Inc.
5.750%, 11/20/26 (a)	1,450,000	1,463,456
		1,463,456
Semiconductors — 0.4%
SK Hynix, Inc.
1.500%, 01/19/26 (144A)	3,400,000	3,192,133
Software — 0.1%
Fiserv, Inc.
2.250%, 06/01/27 (a)	1,000,000	922,726
Telecommunications — 1.7%
AT&T, Inc.
1.650%, 02/01/28 (a)	2,700,000	2,397,694
2.300%, 06/01/27 (a)	400,000	370,021
CommScope Technologies LLC
6.000%, 06/15/25 (144A) (a)	300,000	244,422
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 09/20/29 (144A)	56,251	55,899
T-Mobile USA, Inc.
4.950%, 03/15/28 (a)	3,000,000	2,980,007
Verizon Communications, Inc.
1.450%, 03/20/26 (a)	4,300,000	4,025,683
2.100%, 03/22/28 (a)	2,500,000	2,248,327
		12,322,053
Trucking & Leasing — 0.3%
DAE Funding LLC
1.550%, 08/01/24 (144A)	600,000	597,554
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350%, 03/30/29 (144A) (a)	1,500,000	1,499,255
		2,096,809
Total Corporate Bonds & Notes (Cost $342,737,822)		335,174,096

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 2.6%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/37	3,155,219	$2,917,999
3.500%, 10/01/37	3,293,996	3,114,321
Federal Home Loan Mortgage Corp. STACR Debt Notes
9.200%, SOFR30A + 3.864%, 09/25/24 (b)	1,483,808	1,498,149
10.100%, SOFR30A + 4.764%, 10/25/28 (b)	1,197,527	1,255,043
10.600%, SOFR30A + 5.264%, 11/25/28 (b)	847,318	893,826
Federal Home Loan Mortgage Corp. STACR REMICS Trust
7.335%, SOFR30A + 2.000%, 04/25/42 (144A) (b)	936,203	950,172
Federal National Mortgage Association
4.500%, 09/01/24	2,432	2,421
4.500%, 03/01/25	36,454	36,201
4.549%, 1Y H15 + 2.270%, 08/01/30 (b)	7,554	7,461
4.575%, 1Y H15 + 2.149%, 03/01/30 (b)	102	100
5.291%, 1Y H15 + 2.166%, 07/01/33 (b)	15,797	15,707
5.395%, 1Y H15 + 2.270%, 01/01/29 (b)	1,224	1,199
5.625%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	9,719	9,695
5.665%, 6M RFUCCT + 1.415%, 06/01/32 (b)	6,051	6,006
5.709%, 6M RFUCCT + 1.399%, 03/01/35 (b)	8,766	8,797
5.752%, 1Y RFUCCT + 1.502%, 07/01/33 (b)	22,260	22,312
5.800%, 1Y H15 + 1.675%, 11/01/32 (b)	6,596	6,585
5.800%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	24,800	24,989
5.821%, 1Y RFUCCT + 1.571%, 11/01/36 (b)	194	194
5.845%, 6M RFUCCT + 0.845%, 11/01/33 (b)	311	309
5.870%, 1Y H15 + 1.869%, 08/01/29 (b)	156	156
5.895%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	1,381	1,388
5.901%, 1Y RFUCCT + 1.619%, 01/01/36 (b)	13,032	13,090
5.901%, 1Y RFUCCT + 1.651%, 10/01/33 (b)	13,135	13,125
5.905%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	717	722
5.913%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,426	1,418
5.943%, 1Y RFUCCT + 1.693%, 08/01/37 (b)	2,824	2,858
5.960%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	8,682	8,716
5.974%, 1Y RFUCCT + 1.724%, 10/01/36 (b)	911	919
5.995%, 6M RFUCCT + 1.570%, 11/01/35 (b)	20,116	20,459
6.015%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	2,089	2,084
6.028%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	94,861	95,934
6.030%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	23,401	23,441
6.038%, 6M RFUCCT + 1.538%, 09/01/35 (b)	3,955	3,940
6.094%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	609	615
6.123%, 1Y H15 + 1.998%, 10/01/32 (b)	7,948	7,960
6.125%, 1Y H15 + 2.048%, 04/01/27 (b)	2	2
6.150%, 1Y H15 + 2.150%, 08/01/33 (b)	32,693	33,159
6.161%, 1Y H15 + 2.223%, 07/01/35 (b)	5,463	5,586
6.176%, 1Y H15 + 2.091%, 07/01/33 (b)	12,372	12,491
6.207%, 1Y RFUCCT + 1.831%, 03/01/36 (b)	12,358	12,390
6.230%, 1Y H15 + 2.243%, 03/01/38 (b)	3,242	3,298
6.241%, 6M RFUCCT + 1.635%, 03/01/37 (b)	1,230	1,255
6.256%, 1Y RFUCCT + 1.672%, 11/01/36 (b)	443,836	449,451
6.277%, 1Y H15 + 2.152%, 12/01/33 (b)	31,263	31,621
6.285%, 1Y RFUCCT + 1.712%, 09/01/35 (b)	588,427	603,279
6.290%, 1Y H15 + 2.290%, 08/01/32 (b)	2,642	2,654
6.323%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	8,174	8,212
6.382%, 1Y H15 + 2.188%, 09/01/33 (b)	952	954
6.386%, 1Y RFUCCT + 1.580%, 03/01/33 (b)	10,750	10,787
6.395%, 1Y H15 + 2.270%, 01/01/32 (b)	3,813	3,807
6.402%, 1Y H15 + 2.233%, 09/01/36 (b)	227	231
See accompanying notes to financial statements.
BHFTI-182

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.410%, 1Y H15 + 2.285%, 02/01/35 (b)	24,342	$24,737
6.413%, 1Y H15 + 2.360%, 11/01/34 (b)	605,188	623,595
6.437%, 1Y H15 + 2.323%, 01/01/32 (b)	201	202
6.468%, 1Y H15 + 2.177%, 11/01/35 (b)	493,716	505,819
6.481%, 6M RFUCCT + 2.106%, 09/01/33 (b)	16,313	16,198
6.525%, 1Y H15 + 2.275%, 06/01/35 (b)	32,354	32,821
6.525%, 6M RFUCCT + 2.275%, 08/01/32 (b)	5,845	5,790
6.540%, 6M RFUCCT + 1.415%, 12/01/32 (b)	34,540	34,208
6.550%, 1Y H15 + 2.478%, 07/01/28 (b)	384	382
6.560%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	417	421
6.663%, 6M RFUCCT + 1.800%, 06/01/28 (b)	593	591
6.669%, 1Y H15 + 2.445%, 04/01/36 (b)	991	1,013
6.704%, 6M RFUCCT + 1.375%, 11/01/33 (b)	121	120
6.794%, 6M RFUCCT + 1.169%, 03/01/28 (b)	665	663
6.828%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	189,463	194,813
7.000%, 6M RFUCCT + 2.250%, 10/01/33 (b)	14,175	14,113
7.083%, 6M RFUCCT + 1.430%, 02/01/36 (b)	8,476	8,506
7.125%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	12,792	12,778
7.185%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	105,434	105,648
7.244%, 6M RFUCCT + 1.585%, 03/01/36 (b)	34,510	34,873
7.245%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,758	2,748
7.291%, 1Y H15 + 2.472%, 09/01/33 (b)	312	313
7.334%, 6M RFUCCT + 1.569%, 12/01/34 (b)	12,772	12,897
7.348%, 6M RFUCCT + 1.695%, 04/01/36 (b)	11,650	11,773
7.438%, 1Y RFUCCT + 1.687%, 05/01/33 (b)	3,113	3,103
7.583%, 1Y RFUCCT + 1.833%, 08/01/32 (b)	25,778	25,898
Federal National Mortgage Association Connecticut Avenue Securities
6.435%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	1,177,854	1,178,471
6.485%, SOFR30A + 1.150%, 03/25/44 (144A) (b)	867,776	869,360
8.350%, SOFR30A + 3.014%, 07/25/24 (b)	354,243	354,640
9.450%, SOFR30A + 4.114%, 05/25/25 (b)	652,182	668,797
9.750%, SOFR30A + 4.414%, 02/25/25 (b)	529,885	539,044
10.450%, SOFR30A + 5.114%, 07/25/25 (b)	592,416	618,311
12.400%, SOFR30A + 7.064%, 08/25/28 (b)	533,915	555,197
		18,605,331
U.S. Treasury — 21.2%
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (f)	8,487,695	8,107,986
U.S. Treasury Notes
0.250%, 05/31/25	23,000,000	21,993,076
0.375%, 04/30/25	5,000,000	4,805,908
0.750%, 08/31/26	3,000,000	2,759,063
1.000%, 12/15/24 (a) (g)	4,000,000	3,923,008
1.500%, 02/15/25	14,000,000	13,672,559
1.625%, 02/15/26	4,000,000	3,799,531
2.000%, 11/15/26	24,000,000	22,584,374
2.625%, 04/15/25	23,000,000	22,546,064
2.875%, 05/31/25 (a)	35,000,000	34,279,834
2.875%, 11/30/25	7,000,000	6,805,313
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.625%, 06/30/25	8,000,000	$7,961,250
		153,237,966
Total U.S. Treasury & Government Agencies (Cost $173,800,383)		171,843,297

Asset-Backed Securities—18.2%
Asset-Backed - Automobile — 4.6%
Ford Credit Auto Owner Trust
5.090%, 12/15/28	2,330,000	2,325,900
GM Financial Consumer Automobile Receivables Trust
4.850%, 12/18/28	4,000,000	3,975,716
5.330%, 03/16/27	850,000	849,009
5.780%, 08/16/28	2,590,000	2,614,206
Honda Auto Receivables Owner Trust
5.360%, 09/15/26	2,290,000	2,286,146
5.410%, 02/18/28	2,960,000	2,967,560
5.670%, 06/21/28	2,250,000	2,269,838
Hyundai Auto Receivables Trust
4.990%, 02/15/29	1,230,000	1,225,477
5.480%, 04/17/28	1,250,000	1,253,570
5.800%, 01/15/27	2,925,313	2,928,779
Nissan Auto Receivables Owner Trust
4.910%, 11/15/27	5,050,000	5,021,194
Toyota Auto Receivables Owner Trust
4.830%, 10/16/28	2,330,000	2,314,994
5.330%, 01/16/29	2,730,000	2,740,800
		32,773,189
Asset-Backed - Credit Card — 5.1%
American Express Credit Account Master Trust
3.390%, 05/15/27	3,900,000	3,830,190
3.750%, 08/15/27	5,496,000	5,397,108
4.870%, 05/15/28	3,620,000	3,603,905
BA Credit Card Trust
3.530%, 11/15/27	1,200,000	1,178,521
4.980%, 11/15/28	2,000,000	1,998,534
5.000%, 04/15/28	4,000,000	3,984,959
Capital One Multi-Asset Execution Trust
3.490%, 05/15/27	5,720,000	5,622,352
Chase Issuance Trust
3.970%, 09/15/27	2,047,000	2,013,593
Discover Card Execution Note Trust
3.560%, 07/15/27	5,710,000	5,603,254
4.930%, 06/15/28	3,620,000	3,604,962
		36,837,378
Asset-Backed - Other — 8.5%
Allegro CLO VII Ltd.
6.467%, 3M TSFR + 1.130%, 06/13/31 (144A) (b)	2,180,000	2,180,013
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	2,089,215	2,050,149
Apidos CLO XXXII Ltd.
6.588%, 3M TSFR + 1.100%, 01/20/33 (144A) (b)	1,410,000	1,410,000
See accompanying notes to financial statements.
BHFTI-183

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Barings CLO Ltd.
6.479%, 3M TSFR + 1.150%, 10/15/30 (144A) (b)	3,630,000	$3,630,726
BlueMountain CLO Ltd.
6.522%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	3,612,683	3,616,158
Carlyle Direct Lending CLO LLC
7.790%, 3M TSFR + 2.462%, 10/15/31 (144A) (b)	1,000,000	998,000
Carlyle Global Market Strategies CLO Ltd.
6.545%, 3M TSFR + 1.220%, 07/20/32 (144A) (b)	3,510,000	3,515,862
CF Hippolyta Issuer LLC
1.690%, 07/15/60 (144A)	1,142,304	1,082,462
Cook Park CLO Ltd.
6.699%, 3M TSFR + 1.382%, 04/17/30 (144A) (b)	1,500,000	1,500,073
Countrywide Asset-Backed Certificates Trust
6.210%, 1M TSFR + 0.864%, 03/25/34 (b)	26,672	26,750
Dryden 45 Senior Loan Fund
6.990%, 3M TSFR + 1.662%, 10/15/30 (144A) (b)	3,000,000	3,001,878
FirstKey Homes Trust
1.266%, 10/19/37 (144A)	1,343,517	1,272,472
Flatiron CLO 28 Ltd.
6.587%, 3M TSFR + 1.320%, 07/15/36 (144A) (b)	3,610,000	3,626,462
Home Partners of America Trust
2.649%, 01/17/41 (144A)	483,605	428,321
Madison Park Funding XXIV Ltd.
6.449%, 3M TSFR + 1.120%, 10/20/29 (144A) (b)	4,500,000	4,501,921
Madison Park Funding XXIX Ltd.
6.507%, 3M TSFR + 1.180%, 10/18/30 (144A) (b)	3,553,897	3,557,430
Neuberger Berman CLO XVIII Ltd.
6.986%, 3M TSFR + 1.662%, 10/21/30 (144A) (b)	1,700,000	1,700,756
New Economy Assets Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	5,010,000	4,463,801
OCP CLO Ltd.
6.467%, 3M TSFR + 1.150%, 10/17/30 (144A) (b)	3,630,000	3,630,323
Octagon 58 Ltd.
7.679%, 3M TSFR + 2.350%, 07/15/37 (144A) (b)	3,000,000	3,003,132
Octagon Investment Partners 35 Ltd.
6.686%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	600,000	601,164
OHA Credit Partners VII Ltd.
6.657%, 3M TSFR + 1.332%, 02/20/34 (144A) (b)	6,398,000	6,412,901
RAAC Trust
6.160%, 1M TSFR + 0.814%, 03/25/34 (b)	43,025	41,968
RR 14 Ltd.
6.710%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	5,394,852
		61,647,574
Total Asset-Backed Securities (Cost $132,300,086)		131,258,141

Mortgage-Backed Securities—4.7%
Collateralized Mortgage Obligations — 3.4%
Adjustable Rate Mortgage Trust
5.236%, 02/25/35 (b)	492,204	481,439
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	842,602	788,922
CHL Mortgage Pass-Through Trust
5.516%, 07/25/34 (b)	157,984	145,059
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
COLT Mortgage Loan Trust
4.301%, 03/25/67 (144A) (b)	882,760	$855,512
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 09/25/19	34,033	19,424
JP Morgan Mortgage Trust
2.500%, 10/25/51 (144A) (b)	3,986,408	3,442,366
2.500%, 04/25/52 (144A) (b)	3,568,144	3,082,082
2.500%, 06/25/52 (144A) (b)	702,105	602,698
Merrill Lynch Mortgage Investors Trust
6.200%, 1M TSFR + 0.854%, 03/25/28 (b)	48,921	45,951
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (b)	438,003	428,152
3.500%, 04/25/66 (144A) (b)	1,045,898	1,007,936
New York Mortgage Trust
6.135%, 1M TSFR + 0.789%, 02/25/36 (b)	36,146	34,776
OBX Trust
2.500%, 05/25/51 (144A) (b)	2,366,668	2,047,305
2.500%, 10/25/51 (144A) (b)	620,305	535,067
6.110%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	268,987	260,364
Provident Funding Mortgage Trust
2.500%, 10/25/51 (144A) (b)	2,494,336	2,137,390
PSMC Trust
2.500%, 08/25/51 (144A) (b)	3,664,586	3,186,513
Sequoia Mortgage Trust
6.093%, 1M TSFR + 0.754%, 11/20/34 (b)	98,522	89,996
Station Place Securitization Trust
6.222%, 1M TSFR + 0.900%, 06/22/25 (144A) (b) (d) (e)	1,800,000	1,800,000
Towd Point Mortgage Trust
3.000%, 06/25/58 (144A) (b)	1,311,203	1,206,942
3.750%, 03/25/58 (144A) (b)	322,697	307,166
3.750%, 05/25/58 (144A) (b)	1,731,009	1,671,981
WaMu Mortgage Pass-Through Certificates Trust
5.920%, 1M TSFR + 0.574%, 04/25/45 (b)	421,861	407,920
		24,584,961
Commercial Mortgage-Backed Securities — 1.3%
BX Commercial Mortgage Trust
6.143%, 1M TSFR + 0.814%, 09/15/36 (144A) (b)	1,950,000	1,925,642
BX Mortgage Trust
6.133%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,609,253
BX Trust
6.820%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	2,430,121	2,423,304
DBCG Mortgage Trust
8.500%, PRIME + 0.000%, 06/15/34 (144A) (b)	2,485,114	2,484,896
		9,443,095
Total Mortgage-Backed Securities (Cost $37,052,183)		34,028,056

Floating Rate Loans (h)—2.1%
Aerospace/Defense — 0.1%
Alloy Finco Ltd.
USD Holdco PIK Term Loan, 13.500%, 03/06/25 (i)	534,035	483,301
See accompanying notes to financial statements.
BHFTI-184

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Airlines — 0.1%
American Airlines, Inc.
2023 1st Lien Term Loan, 7.775%, 3M TSFR + 2.500%, 06/04/29	140,000	$140,000
United Airlines, Inc.
2024 Term Loan B, 8.094%, 1M TSFR + 2.750%, 02/22/31	239,400	240,319
WestJet Loyalty LP
Term Loan B, 9.048%, 3M TSFR + 3.750%, 02/14/31	240,000	241,410
		621,729
Apparel — 0.0%
Hanesbrands, Inc.
2023 Term Loan B, 9.095%, 1M TSFR + 3.750%, 03/08/30	198,992	199,832
Auto Parts & Equipment — 0.1%
First Brands Group LLC
2021 Term Loan, 10.591%, 3M TSFR + 5.000%, 03/30/27	424,817	422,844
Beverages — 0.1%
Triton Water Holdings, Inc.
Term Loan, 8.595%, 3M TSFR + 3.250%, 03/31/28	343,855	344,321
Building Materials — 0.0%
Emrld Borrower LP
2024 Term Loan B, 06/18/31 (j)	71,006	71,161
Summit Materials LLC
2023 Incremental Term Loan B, 7.799%, 3M TSFR + 2.500%, 01/12/29	50,476	50,867
		122,028
Chemicals — 0.1%
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 9.679%, 1M TSFR + 4.250%, 04/02/29	342,930	342,930
Commercial Services — 0.1%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.194%, 1M TSFR + 3.750%, 05/12/28	262,745	262,073
EAB Global, Inc.
2021 Term Loan, 08/16/28 (j)	240,000	240,000
PG Investment Co. 59 SARL
Term Loan B, 8.835%, 3M TSFR + 3.500%, 03/26/31	83,387	84,025
TTF Holdings LLC
2024 Term Loan, 06/20/31 (j)	84,731	84,625
		670,723
Computers — 0.0%
Fortress Intermediate 3, Inc.
Term Loan B, 05/09/31 (j)	43,928	44,037
Distribution/Wholesale — 0.0%
Core & Main LP
2024 Term Loan B, 7.339%, 3M TSFR + 2.000%, 07/27/28	171,639	172,068
Diversified Financial Services — 0.1%
Citadel Securities LP
2024 Term Loan B, 7.594%, 1M TSFR + 2.250%, 07/29/30	377,483	378,958
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Edelman Financial Engines Center LLC
2021 Term Loan B, 8.595%, 3M TSFR + 3.250%, 04/07/28	333,429	$334,236
Jane Street Group LLC
2024 Term Loan B, 7.944%, 1M TSFR + 2.500%, 01/26/28	248,711	248,867
		962,061
Electric — 0.0%
Hamilton Projects Acquiror LLC
2024 Term Loan B, 9.095%, 3M TSFR + 3.750%, 05/22/31	37,441	37,722
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 8.836%, 3M TSFR + 3.250%, 10/02/28	524,726	499,064
Banijay Entertainment SAS
USD Term Loan B1, 8.580%, 1M TSFR + 3.250%, 03/01/28	49,134	49,300
Scientific Games Holdings LP
2024 USD Term Loan B, 8.306%, 3M TSFR + 3.000%, 04/04/29	268,078	267,944
		816,308
Food — 0.0%
Fiesta Purchaser, Inc.
2024 Term Loan B, 9.344%, 1M TSFR + 4.000%, 02/12/31	47,136	47,541
Primary Products Finance LLC
2024 Term Loan B, 04/01/29 (j)	98,765	99,074
Simply Good Foods USA, Inc.
2023 Term Loan B, 03/17/27 (j)	17,493	17,573
		164,188
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
Term Loan, 8.689%, 1M TSFR + 3.250%, 05/10/27	248,731	246,451
Medline Borrower LP
2024 USD Add-on Term Loan B, 10/23/28 (j)	32,832	32,873
		279,324
Healthcare-Services — 0.1%
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.859%, 3M TSFR + 4.250%, 09/01/28	119,692	100,123
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.694%, 1M TSFR + 4.250%, 10/01/28	248,721	239,498
		339,621
Holding Companies-Diversified — 0.1%
First Eagle Investment Management LLC
2024 Term Loan B, 02/22/29 (j)	240,000	239,529
Forward Air Corp.
Term Loan B, 12/19/30 (j)	250,000	234,187
		473,716
Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 9.329%, 1M TSFR + 4.000%, 07/31/28	400,393	401,582
See accompanying notes to financial statements.
BHFTI-185

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Home Furnishings—(Continued)
AI Aqua Merger Sub, Inc.
2023 Incremental Term Loan, 9.579% - 9.595%, 3M TSFR + 4.250%, 07/31/28	55,417	$55,579
		457,161
Housewares — 0.0%
Solis IV BV
USD Term Loan B1, 8.836%, 3M TSFR + 3.500%, 02/26/29	248,731	247,354
Insurance — 0.2%
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.844%, 1M TSFR + 3.500%, 02/14/31	210,467	211,257
Asurion LLC
2021 Second Lien Term Loan B4, 10.708%, 1M TSFR + 5.250%, 01/20/29	544,707	503,611
2023 Term Loan B11, 9.679%, 1M TSFR + 4.250%, 08/19/28	248,741	247,419
Broadstreet Partners, Inc.
2024 Term Loan B4, 06/14/31 (j)	240,000	239,606
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 02/24/28	222,490	223,031
		1,424,924
Internet — 0.0%
MH Sub I LLC
2023 Term Loan, 9.594%, 1M TSFR + 4.250%, 05/03/28	248,744	248,843
Machinery-Diversified — 0.0%
CPM Holdings, Inc.
2023 Term Loan, 09/28/28 (j)	240,000	238,350
Media — 0.0%
Gray Television, Inc.
2021 Term Loan D, 8.444%, 1M TSFR + 3.000%, 12/01/28	291,000	263,031
Univision Communications, Inc.
2021 First Lien Term Loan B, 8.708%, 1M TSFR + 3.250%, 03/15/26	39	39
		263,070
Metal Fabricate/Hardware — 0.1%
Crosby U.S. Acquisition Corp.
2024 Term Loan B, 9.344%, 1M TSFR + 4.000%, 08/16/29	99,833	100,480
Tiger Acquisition LLC
2021 Term Loan, 8.694%, 1M TSFR + 3.250%, 06/01/28	332,585	330,541
Zekelman Industries, Inc.
2024 Term Loan B, 7.594%, 1M TSFR + 2.250%, 01/24/31	239,400	240,084
		671,105
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.
2021 Term Loan B, 9.458%, 1M TSFR + 4.000%, 03/17/28	436,276	437,640
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp.
Term Loan B, 9.435%, 3M TSFR + 4.000%, 10/01/27	242,825	234,399
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Jazz Financing Lux SARL
2024 Term Loan B, 8.458%, 1M TSFR + 3.000%, 05/05/28	574,391	$575,378
Organon & Co.
2024 USD Term Loan B, 7.829%, 1M TSFR + 2.500%, 05/19/31	238,839	239,585
		1,049,362
Pipelines — 0.1%
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 8.441%, 1M TSFR + 3.000%, 10/05/28	159,200	159,515
UGI Energy Services LLC
2024 Term Loan B, 02/22/30	169,014	169,558
		329,073
Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2024 Term Loan, 9.094%, 1M TSFR + 3.750%, 01/31/30	239,400	241,196
Retail — 0.2%
General Nutrition Centers, Inc.
2020 2nd Lien Term Loan, 11.444%, 1M TSFR + 6.000%, 10/07/26	214,025	150,353
Great Outdoors Group LLC
2021 Term Loan B1, 9.194%, 1M TSFR + 3.750%, 03/06/28	211,705	211,778
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.844%, 1M TSFR + 2.500%, 06/05/31 (j)	54,611	54,524
Highline Aftermarket Acquisition LLC
2020 Term Loan B, 9.929%, 1M TSFR + 4.500%, 11/09/27	245,489	247,126
Michaels Cos., Inc.
2021 Term Loan B, 9.846%, 3M TSFR + 4.250%, 04/15/28	223,100	200,846
Peer Holding III BV
2023 USD Term Loan B4, 06/20/31 (j)	102,476	102,711
Petco Health & Wellness Co., Inc.
2021 Term Loan B, 8.846%, 3M TSFR + 3.250%, 03/03/28	250,000	231,375
Whatabrands LLC
2024 Term Loan B, 8.094%, 1M TSFR + 2.750%, 08/03/28	56,730	56,816
		1,255,529
Software — 0.1%
Adeia, Inc.
Term Loan, 8.339%, 1M TSFR + 3.000%, 06/08/28	234,861	235,008
AppLovin Corp.
2024 Term Loan (2030), 7.844%, 1M TSFR + 2.500%, 08/16/30	172,556	172,934
Polaris Newco LLC
USD Term Loan B, 9.591%, 3M TSFR + 4.000%, 06/02/28	211,656	211,801
Rocket Software, Inc.
2023 USD Term Loan B, 10.094%, 1M TSFR + 4.750%, 11/28/28	263,944	265,236
		884,979
Telecommunications — 0.0%
CCI Buyer, Inc.
Term Loan, 9.335%, 3M TSFR + 4.000%, 12/17/27	248,715	249,181
See accompanying notes to financial statements.
BHFTI-186

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Short-Term Investments—4.7%
Security Description	Principal Amount*/ Shares	Value

Transportation — 0.1%
First Student Bidco, Inc.
Term Loan B, 8.345%, 3M TSFR + 3.000%, 07/21/28	191,289	$191,587
Term Loan C, 8.345%, 3M TSFR + 3.000%, 07/21/28	58,185	58,276
Kenan Advantage Group, Inc.
2024 Term Loan B3, 9.094%, 1M TSFR + 3.750%, 01/25/29	260,656	260,901
		510,764
Total Floating Rate Loans (Cost $15,154,091)		15,005,284

Municipals—1.5%
City & County Honolulu Wastewater System Revenue
2.233%, 07/01/24	710,000	710,000
Curators of the University of Missouri
2.012%, 11/01/27	2,000,000	1,838,269
Golden State Tobacco Securitization Corp.
3.850%, 06/01/50	1,630,000	1,528,738
New York State Urban Development Corp.
2.250%, 03/15/26	5,950,000	5,682,412
Texas State University System
2.351%, 03/15/26	1,385,000	1,324,780
Total Municipals (Cost $11,654,467)		11,084,199

Foreign Government—0.2%
Electric — 0.1%
Korea Electric Power Corp.
5.375%, 04/06/26 (144A)	800,000	800,609
Sovereign — 0.1%
Peru Government International Bonds
2.783%, 01/23/31 (a)	600,000	515,132
Total Foreign Government (Cost $1,433,476)		1,315,741

Escrow Shares—0.0%
Oil & Gas — 0.0%
Sanchez Energy Corp. (c) (Cost $1,200,000)	1,200,000	51,009

Common Stocks—0.0%
Retail — 0.0%
KSouth Africa Ltd. (d) (e) (k)	40,457	0
KSouth Africa Ltd. - Class B (d) (e) (k)	817,800	0
New Holdco 2 - A Shares (d) (e) (k)	8,217,950	0
Party City Holdco, Inc. (d) (e) (k)	8	0
Total Common Stocks (Cost $487,730)		0

Security Description	Principal Amount*	Value

Discount Note—4.3%
Federal Home Loan Bank
2.000%, 07/01/24 (l)	31,170,000	$31,156,376
Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $2,279,437; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $2,324,230	2,278,631	2,278,631
Total Short-Term Investments (Cost $33,448,630)		33,435,007

Securities Lending Reinvestments (m)—20.7%
Certificates of Deposit—1.4%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (b)	1,000,000	1,000,533
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (b)	1,000,000	1,000,000
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (b)	1,000,000	1,000,141
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (b)	1,000,000	1,000,045
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (b)	1,500,000	1,500,423
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,045
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	1,000,000	995,370
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (b)	1,000,000	1,000,017
5.540%, SOFR + 0.200%, 10/21/24 (b)	1,000,000	1,000,218
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (b)	1,000,000	1,001,007
		10,497,799
Commercial Paper—0.5%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (b)	2,000,000	1,999,598
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (b)	1,000,000	1,000,192
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (b)	1,000,000	999,943
		3,999,733
Repurchase Agreements—16.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $16,007,267; collateralized by various Common Stock with an aggregate market value of $17,842,204	16,000,000	16,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $7,003,197; collateralized by various Common Stock with an aggregate market value of $7,805,964	7,000,000	7,000,000
See accompanying notes to financial statements.
BHFTI-187

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (m)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $4,021,856; collateralized by various Common Stock with an aggregate market value of $4,400,003	4,000,000	$4,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $18,012,807; ollateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $18,364,922	18,004,825	18,004,825
National Bank Financial, Inc.
Repurchase Agreement dated 06/28/24 at 5.340%, due on 07/01/24 with a maturity value of $10,004,450; collateralized by U.S. Treasury Obligations with rates ranging from 2.375% - 4.875%, maturity dates ranging from 01/15/25 - 04/30/26, and an aggregate market value of $10,205,597	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $4,204,451; collateralized by various Common Stock with an aggregate market value of $4,685,035	4,200,000	4,200,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $5,002,279; collateralized by various Common Stock with an aggregate market value of $5,577,503	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $10,004,575; collateralized by various Common Stock with an aggregate market value of $11,155,043	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $2,010,869; collateralized by various Common Stock with an aggregate market value of $2,222,567	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $7,003,162; collateralized by various Common Stock with an aggregate market value of $7,791,892	7,000,000	7,000,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $8,006,067; collateralized by various Common Stock with an aggregate market value of $8,905,019	8,000,000	8,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $22,009,936; collateralized by various Common Stock with an aggregate market value of $24,210,930	22,000,000	22,000,000
		115,204,825

Mutual Funds—2.8%
Allspring Government Money Market Fund, Select Class, 5.250% (n)	2,000,000	2,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (n)	2,000,000	$2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (n)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (n)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (n)	918,010	918,010
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (n)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (n)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (n)	10,000,000	10,000,000
		19,918,010
Total Securities Lending Reinvestments (Cost $149,618,586)		149,620,367
Total Investments—122.3% (Cost $898,887,454)		882,815,197
Other assets and liabilities (net)—(22.3)%		(160,835,023)
Net Assets—100.0%		$721,980,174

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $0, which is less than 0.05% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $183,660,312 and the collateral received consisted of cash in the amount of $149,609,648 and non-cash collateral with a value of $42,927,398. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.3% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2024, the market value of securities pledged was $980,752.
(h)	Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or
See accompanying notes to financial statements.
BHFTI-188

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(j)	This loan will settle after June 30, 2024, at which time the interest rate will be determined.
(k)	Non-income producing security.
(l)	The rate shown represents current yield to maturity.
(m)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(n)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$191,325,793, which is 26.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa Ltd., 25.000%, 12/31/49	12/22/16-12/31/28	$313,720	$313,720	$0
KSouth Africa Ltd., 3.000%, 12/31/22	05/23/13-12/31/18	712,186	1,372,248	0
				$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$33,058,168	$161,398,475	$141 ,698,508	$39,474,984
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(32,191,756)	$—	$—	$—	$(32,191,756)
Corporate Bonds & Notes	(117,328,892)	—	—	—	(117,328,892)
Foreign Government	(89,000)	—	—	—	(89,000)
Total Borrowings	$(149,609,648)	$—	$—	$—	$(149,609,648)
Gross amount of recognized liabilities for securities lending transactions					$(149,609,648)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/24	780	USD	159,290,625	$615,946

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/19/24	(80)	USD	(8,798,750)	(118,864)
U.S. Treasury Note 5 Year Futures	09/30/24	(60)	USD	(6,394,687)	24,299
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	(32)	USD	(3,633,000)	(22,589)
Net Unrealized Appreciation					$498,792
See accompanying notes to financial statements.
BHFTI-189

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41.V1	5.000%	Quarterly	12/20/28	3.289%	USD	2,047,015	$129,988	$(1,459)	$131,447
CDX.NA.HY.41.V1	5.000%	Quarterly	12/20/28	3.289%	USD	2,110,985	134,050	9,784	124,266
CDX.NA.HY.42.V1	5.000%	Quarterly	06/20/29	3.448%	USD	2,200,000	137,995	113,942	24,053
Totals							$402,033	$122,267	$279,766
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	1.233%	USD	1,085,000	$(6,947)	$(117,222)	$110,275
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33.V1 (15-25% Tranche)	5.000%	Quarterly	12/20/24	CBNA	0.071%	USD	5,700,000	$133,833	$(49,987)	$183,820
CDX.NA.HY.39.V1 (15-25% Tranche)	5.000%	Quarterly	12/20/27	JPMC	2.967%	USD	1,900,000	122,065	80,202	41,863
CDX.NA.IG.41.V1 (3-7% Tranche)	1.000%	Quarterly	12/20/28	CBNA	0.000%	USD	5,000,000	105,587	(149,552)	255,139
Totals								$361,485	$(119,337)	$480,822

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $171,866 have been received at the custodian bank as collateral for OTC swap contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$361,485	OTC swap contracts at market value (a)	$6,947
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	279,766
Interest Rate	Unrealized appreciation on futures contracts (c) (d)	640,245	Unrealized depreciation on futures contracts (c) (d)	141,453
Total		$1,281,496		$148,400

(a)	Excludes OTC swap interest receivable of $13,470.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-190

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
(c)	Financial instrument not subject to a master netting agreement.
(d)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$239,420	$(6,947)	$—	$232,473
JPMorgan Chase Bank NA	122,065	—	(122,065)	—
	$361,485	$(6,947)	$(122,065)	$232,473
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank NA	$6,947	$(6,947)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$498,414	$498,414
Futures contracts	(1,509,591)	—	—	(1,509,591)
Swap contracts	—	918,637	—	918,637
	$(1,509,591)	$918,637	$498,414	$(92,540)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(497,957)	$(497,957)
Futures contracts	630,658	—	—	630,658
Swap contracts	—	(175,964)	—	(175,964)
	$630,658	$(175,964)	$(497,957)	$(43,263)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$30,784,922
Futures contracts long	169,862,917
Futures contracts short	(32,952,236)
Swap contracts	16,357,167

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-191

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$9,777,598	$—	$9,777,598
Agriculture	—	5,025,689	—	5,025,689
Airlines	—	3,381,406	—	3,381,406
Apparel	—	2,479,454	—	2,479,454
Auto Manufacturers	—	8,778,152	—	8,778,152
Banks	—	99,626,886	—	99,626,886
Beverages	—	2,953,234	—	2,953,234
Biotechnology	—	5,024,552	—	5,024,552
Building Materials	—	2,715,633	—	2,715,633
Chemicals	—	1,183,911	—	1,183,911
Commercial Services	—	596,250	—	596,250
Computers	—	1,699,786	—	1,699,786
Cosmetics/Personal Care	—	6,487,572	—	6,487,572
Diversified Financial Services	—	7,751,410	—	7,751,410
Electric	—	28,492,618	—	28,492,618
Electrical Components & Equipment	—	1,103,974	—	1,103,974
Electronics	—	2,396,769	—	2,396,769
Entertainment	—	3,137,876	—	3,137,876
Environmental Control	—	840,373	—	840,373
Food	—	4,695,910	—	4,695,910
Healthcare-Products	—	4,662,030	—	4,662,030
Healthcare-Services	—	12,129,242	—	12,129,242
Home Builders	—	1,448,669	—	1,448,669
Insurance	—	31,261,218	—	31,261,218
Internet	—	5,413,213	—	5,413,213
Lodging	—	2,245,650	—	2,245,650
Machinery-Diversified	—	201,199	—	201,199
Media	—	9,949,650	—	9,949,650
Miscellaneous Manufacturing	—	401,917	—	401,917
Multi-National	—	1,239,895	—	1,239,895
Oil & Gas	—	16,411,745	—	16,411,745
Oil & Gas Services	—	2,488,843	—	2,488,843
Packaging & Containers	—	682,354	—	682,354
Pharmaceuticals	—	12,729,920	—	12,729,920
Pipelines	—	9,746,113	—	9,746,113
Real Estate Investment Trusts	—	6,016,208	—	6,016,208
Retail	—	1,463,456	0	1,463,456
Semiconductors	—	3,192,133	—	3,192,133
Software	—	922,726	—	922,726
Telecommunications	—	12,322,053	—	12,322,053
Trucking & Leasing	—	2,096,809	—	2,096,809
Total Corporate Bonds & Notes	—	335,174,096	0	335,174,096
Total U.S. Treasury & Government Agencies*	—	171,843,297	—	171,843,297
Total Asset-Backed Securities*	—	131,258,141	—	131,258,141
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	22,784,961	1,800,000	24,584,961
See accompanying notes to financial statements.
BHFTI-192

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$9,443,095	$—	$9,443,095
Total Mortgage-Backed Securities	—	32,228,056	1,800,000	34,028,056
Total Floating Rate Loans*	—	15,005,284	—	15,005,284
Total Municipals*	—	11,084,199	—	11,084,199
Total Foreign Government*	—	1,315,741	—	1,315,741
Total Escrow Shares*	—	51,009	—	51,009
Total Common Stocks*	—	—	0	0
Total Short-Term Investments*	—	33,435,007	—	33,435,007
Securities Lending Reinvestments
Certificates of Deposit	—	10,497,799	—	10,497,799
Commercial Paper	—	3,999,733	—	3,999,733
Repurchase Agreements	—	115,204,825	—	115,204,825
Mutual Funds	19,918,010	—	—	19,918,010
Total Securities Lending Reinvestments	19,918,010	129,702,357	—	149,620,367
Total Investments	$19,918,010	$861,097,187	$1,800,000	$882,815,197
Collateral for Securities Loaned (Liability)	$—	$(149,609,648)	$—	$(149,609,648)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$640,245	$—	$—	$640,245
Futures Contracts (Unrealized Depreciation)	(141,453)	—	—	(141,453)
Total Futures Contracts	$498,792	$—	$—	$498,792
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$279,766	$—	$279,766
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$361,485	$—	$361,485
OTC Swap Contracts at Value (Liabilities)	—	(6,947)	—	(6,947)
Total OTC Swap Contracts	$—	$354,538	$—	$354,538

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$903,162,387
Gross unrealized appreciation	3,158,888
Gross unrealized (depreciation)	(23,263,253)
Net unrealized appreciation (depreciation)	$(20,104,365)
See accompanying notes to financial statements.
BHFTI-193

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$882,815,197
Cash	1,055,387
Cash denominated in foreign currencies (c)	521,389
Cash collateral (d)	873,200
OTC swap contracts at market value (e)	361,485
Receivable for:
Investments sold	6,652,536
Fund shares sold	17,576
Interest	5,278,775
Interest on OTC swap contracts	13,470
Variation margin on futures contracts	64,071
Prepaid expenses	5,554
Total Assets	897,658,640
Liabilities
OTC swap contracts at market value (f)	6,947
Collateral for securities loaned	149,609,648
Payable for:
Investments purchased	24,865,491
Fund shares redeemed	527,933
Variation margin on centrally cleared swap contracts	3,152
Accrued Expenses:
Management fees	248,386
Distribution and service fees	46,390
Deferred trustees’ fees	184,268
Other expenses	186,251
Total Liabilities	175,678,466
Net Assets	$721,980,174
Net Assets Consist of:
Paid in surplus	$883,125,074
Distributable earnings (Accumulated losses)	(161,144,900)
Net Assets	$721,980,174
Net Assets
Class A	$495,867,762
Class B	226,112,412
Capital Shares Outstanding*
Class A	57,829,047
Class B	26,491,610
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.57
Class B	8.54

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $898,887,454.
(b)	Includes securities loaned at value of $183,660,312.
(c)	Identified cost of cash denominated in foreign currencies was $561,520.
(d)	Includes collateral of $803,200 for future contracts and $70,000 for OTC swap contracts.
(e)	Net premium received on OTC swap contracts was $119,337.
(f)	Net premium received on OTC swap contracts was $117,222.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$15,115
Interest	15,422,433
Securities lending income	72,552
Total investment income	15,510,100
Expenses
Management fees	1,801,026
Administration fees	26,753
Custodian and accounting fees	80,453
Distribution and service fees—Class B	281,379
Audit and tax services	52,642
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	13,273
Insurance	3,385
Miscellaneous	11,172
Total expenses	2,328,262
Less management fee waiver	(295,908)
Net expenses	2,032,354
Net Investment Income	13,477,746
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(919,948)
Futures contracts	(1,509,591)
Swap contracts	918,637
Foreign currency transactions	45
Forward foreign currency transactions	498,414
Net realized gain (loss)	(1,012,443)
Net change in unrealized appreciation (depreciation) on:
Investments	290,833
Futures contracts	630,658
Swap contracts	(175,964)
Foreign currency transactions	(76,058)
Forward foreign currency transactions	(497,957)
Net change in unrealized appreciation (depreciation)	171,512
Net realized and unrealized gain (loss)	(840,931)
Net Increase (Decrease) in Net Assets From Operations	$12,636,815
See accompanying notes to financial statements.
BHFTI-194

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$13,477,746	$25,048,577
Net realized gain (loss)	(1,012,443)	(14,256,410)
Net change in unrealized appreciation (depreciation)	171,512	30,179,702
Increase (decrease) in net assets from operations	12,636,815	40,971,869
From Distributions to Shareholders
Class A	(20,601,305)	(19,052,318)
Class B	(8,912,426)	(7,879,683)
Total distributions	(29,513,731)	(26,932,001)
Increase (decrease) in net assets from capital share transactions	17,059,564	(47,891,871)
Total increase (decrease) in net assets	182,648	(33,852,003)
Net Assets
Beginning of period	721,797,526	755,649,529
End of period	$721,980,174	$721,797,526

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	16,303	$144,262	1,020,588	$8,881,788
Reinvestments	2,406,695	20,601,305	2,252,047	19,052,318
Redemptions	(1,035,589)	(9,103,752)	(8,249,633)	(70,871,753)
Net increase (decrease)	1,387,409	$11,641,815	(4,976,998)	$(42,937,647)
Class B
Sales	1,723,776	$15,091,791	3,320,905	$28,617,808
Reinvestments	1,046,059	8,912,426	935,829	7,879,683
Redemptions	(2,123,291)	(18,586,468)	(4,830,203)	(41,451,715)
Net increase (decrease)	646,544	$5,417,749	(573,469)	$(4,954,224)
Increase (decrease) derived from capital shares transactions		$17,059,564		$(47,891,871)
See accompanying notes to financial statements.
BHFTI-195

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.79	$8.62	$9.31	$9.45	$9.59	$9.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.30	0.16	0.10	0.17	0.29
Net realized and unrealized gain (loss)	(0.02)	0.19	(0.58)	(0.04)	0.05	0.16
Total income (loss) from investment operations	0.15	0.49	(0.42)	0.06	0.22	0.45
Less Distributions
Distributions from net investment income	(0.37)	(0.32)	(0.27)	(0.20)	(0.36)	(0.35)
Total distributions	(0.37)	(0.32)	(0.27)	(0.20)	(0.36)	(0.35)
Net Asset Value, End of Period	$8.57	$8.79	$8.62	$9.31	$9.45	$9.59
Total Return (%) (b)	1.72 (c)	5.84	(4.54)	0.62	2.40	4.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57 (d)	0.57	0.56	0.55	0.56	0.55
Net ratio of expenses to average net assets (%) (e)	0.49 (d)	0.48	0.47	0.46	0.49	0.48
Ratio of net investment income (loss) to average net assets (%)	3.83 (d)	3.44	1.82	1.01	1.87	3.03
Portfolio turnover rate (%)	26 (c)	60	56 (f)	78 (f)	103 (f)	49 (f)
Net assets, end of period (in millions)	$495.9	$496.0	$529.3	$716.9	$710.3	$728.0

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.74	$8.57	$9.25	$9.40	$9.54	$9.44
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.28	0.14	0.07	0.15	0.26
Net realized and unrealized gain (loss)	(0.01)	0.19	(0.58)	(0.04)	0.04	0.16
Total income (loss) from investment operations	0.15	0.47	(0.44)	0.03	0.19	0.42
Less Distributions
Distributions from net investment income	(0.35)	(0.30)	(0.24)	(0.18)	(0.33)	(0.32)
Total distributions	(0.35)	(0.30)	(0.24)	(0.18)	(0.33)	(0.32)
Net Asset Value, End of Period	$8.54	$8.74	$8.57	$9.25	$9.40	$9.54
Total Return (%) (b)	1.71 (c)	5.59	(4.74)	0.28	2.12	4.52 (g)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82 (d)	0.82	0.81	0.80	0.81	0.80
Net ratio of expenses to average net assets (%) (e)	0.74 (d)	0.73	0.72	0.71	0.74	0.73
Ratio of net investment income (loss) to average net assets (%)	3.58 (d)	3.20	1.58	0.76	1.62	2.78
Portfolio turnover rate (%)	26 (c)	60	56 (f)	78 (f)	103 (f)	49 (f)
Net assets, end of period (in millions)	$226.1	$225.8	$226.4	$278.0	$259.6	$272.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll  and TBA transactions; excluding these transactions the portfolio turnover rate would have been 49%, 50%, 71%, and 45% for the years ended December 31, 2022, 2021,
2020 and 2019, respectively.

(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTI-196

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Foreign Government—83.8% of Net Assets

Security Description	Principal Amount*	Value

Australia — 10.5%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	6,419,000	$3,211,690
2.000%, 03/08/33 (AUD)	30,423,000	16,152,920
Queensland Treasury Corp.
1.750%, 07/20/34 (AUD) (144A)	15,808,000	7,789,702
2.000%, 08/22/33 (AUD) (144A)	17,830,000	9,302,425
Treasury Corp. of Victoria
2.250%, 09/15/33 (AUD)	20,302,000	10,767,786
2.250%, 11/20/34 (AUD)	10,817,000	5,533,376
		52,757,899
Brazil — 6.5%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	91,060,000	15,672,286
10.000%, 01/01/29 (BRL)	43,635,000	7,259,782
10.000%, 01/01/31 (BRL)	35,111,000	5,671,405
10.000%, 01/01/33 (BRL)	27,345,000	4,338,449
		32,941,922
Colombia — 6.7%
Colombia TES
6.000%, 04/28/28 (COP)	6,119,000,000	1,289,557
6.250%, 07/09/36 (COP)	4,082,000,000	676,670
7.000%, 03/26/31 (COP)	9,039,100,000	1,823,054
7.000%, 06/30/32 (COP)	19,600,000,000	3,821,461
7.250%, 10/18/34 (COP)	11,954,000,000	2,254,350
7.500%, 08/26/26 (COP)	8,103,100,000	1,879,318
7.750%, 09/18/30 (COP)	54,694,100,000	11,674,707
9.250%, 05/28/42 (COP)	18,685,000,000	3,741,771
13.250%, 02/09/33 (COP)	22,995,000,000	6,291,424
		33,452,312
Egypt — 4.7%
Egypt Treasury Bills
25.179%, 05/27/25 (EGP) (a)	1,389,300,000	23,447,737
Germany — 0.4%
German Treasury Bills
3.534%, 09/18/24 (EUR) (a)	1,783,790	1,896,405
Ghana — 0.3%
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (b)	7,072,110	289,187
8.500%, 3.500% PIK, 02/15/28 (GHS) (b)	7,082,546	250,755
8.650%, 3.650% PIK, 02/13/29 (GHS) (b)	6,761,559	212,011
8.800%, 3.800% PIK, 02/12/30 (GHS) (b)	6,771,524	192,610
8.950%, 3.950% PIK, 02/11/31 (GHS) (b)	6,545,079	171,694
9.100%, 4.100% PIK, 02/10/32 (GHS) (b)	6,554,711	162,137
9.250%, 4.250% PIK, 02/08/33 (GHS) (b)	6,564,348	155,227
9.400%, 4.400% PIK, 02/07/34 (GHS) (b)	1,899,691	43,516
9.550%, 4.550% PIK, 02/06/35 (GHS) (b)	1,902,480	42,669
9.700%, 4.700% PIK, 02/05/36 (GHS) (b)	1,905,271	42,195
9.850%, 4.850% PIK, 02/03/37 (GHS) (b)	1,908,065	42,002
10.000%, 5.000% PIK, 02/02/38 (GHS) (b)	1,910,860	42,023
		1,646,026
Security Description	Principal Amount*	Value
India — 5.1%
India Government Bonds
6.790%, 05/15/27 (INR)	866,610,000	$10,334,734
7.100%, 04/18/29 (INR)	131,600,000	1,577,652
7.180%, 08/14/33 (INR)	480,000,000	5,785,466
7.260%, 08/22/32 (INR)	658,300,000	7,966,066
		25,663,918
Indonesia — 4.6%
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	10,805,000,000	644,853
6.375%, 08/15/28 (IDR)	10,805,000,000	648,661
6.375%, 04/15/32 (IDR)	26,515,000,000	1,556,500
6.500%, 02/15/31 (IDR)	9,445,000,000	558,160
7.000%, 09/15/30 (IDR)	29,766,000,000	1,815,826
7.000%, 02/15/33 (IDR)	294,014,000,000	17,838,345
		23,062,345
Israel — 1.6%
Israel Government International Bonds
0.625%, 01/18/32 (EUR)	552,000	456,675
1.500%, 01/16/29 (EUR)	7,781,000	7,379,563
		7,836,238
Malaysia — 8.6%
Malaysia Government Bonds
3.502%, 05/31/27 (MYR)	10,410,000	2,204,029
3.582%, 07/15/32 (MYR)	18,020,000	3,747,341
3.733%, 06/15/28 (MYR)	7,220,000	1,536,448
3.882%, 03/14/25 (MYR)	30,330,000	6,456,310
3.885%, 08/15/29 (MYR)	1,440,000	308,278
3.899%, 11/16/27 (MYR)	81,570,000	17,474,553
3.900%, 11/30/26 (MYR)	10,200,000	2,185,251
3.955%, 09/15/25 (MYR)	3,200,000	683,505
4.059%, 09/30/24 (MYR)	16,230,000	3,446,924
4.181%, 07/15/24 (MYR)	14,360,000	3,044,899
4.498%, 04/15/30 (MYR)	10,830,000	2,382,667
		43,470,205
Mexico — 7.8%
Mexico Bonos
7.500%, 05/26/33 (MXN)	266,740,000	12,543,560
7.750%, 05/29/31 (MXN)	351,180,000	17,105,988
7.750%, 11/23/34 (MXN)	55,470,000	2,609,076
7.750%, 11/13/42 (MXN)	70,400,000	3,099,909
8.500%, 05/31/29 (MXN)	30,200,000	1,553,183
8.500%, 11/18/38 (MXN)	32,710,000	1,584,044
10.000%, 11/20/36 (MXN)	17,840,000	981,468
		39,477,228
Norway — 4.5%
Norway Government Bonds
1.500%, 02/19/26 (NOK) (144A)	211,621,000	19,045,287
1.750%, 03/13/25 (NOK) (144A)	7,598,000	698,551
1.750%, 02/17/27 (NOK) (144A)	31,963,000	2,846,668
		22,590,506
See accompanying notes to financial statements.
BHFTI-197

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Foreign Government—(Continued)
Corporate Bonds & Notes—4.1%
Security Description	Principal Amount*	Value
Panama — 5.0%
Panama Government International Bonds
2.252%, 09/29/32	2,850,000	$2,044,993
3.160%, 01/23/30	1,200,000	1,010,792
3.298%, 01/19/33	290,000	224,765
6.400%, 02/14/35	10,330,000	9,776,121
6.700%, 01/26/36	310,000	300,430
6.875%, 01/31/36 (c)	1,970,000	1,922,458
8.000%, 03/01/38	9,500,000	10,003,831
		25,283,390
Romania — 3.2%
Romania Government International Bonds
6.000%, 05/25/34 (144A)	2,940,000	2,881,200
6.375%, 01/30/34 (144A)	9,140,000	9,201,996
7.125%, 01/17/33 (144A)	4,040,000	4,254,193
		16,337,389
South Africa — 2.9%
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	84,910,000	3,664,985
8.875%, 02/28/35 (ZAR)	109,830,000	5,084,099
9.000%, 01/31/40 (ZAR)	134,790,000	5,835,745
		14,584,829
South Korea — 8.2%
Korea Treasury Bonds
2.375%, 03/10/27 (KRW)	6,468,000,000	4,596,897
3.125%, 09/10/27 (KRW)	50,373,000,000	36,497,079
		41,093,976
Uruguay — 3.2%
Uruguay Government International Bonds
3.875%, 07/02/40 (UYU) (d)	594,092,904	15,971,152
Total Foreign Government (Cost $458,856,520)		421,513,477

U.S. Treasury & Government Agencies—4.2%
United States — 4.2%
U.S. Treasury Notes
1.750%, 12/31/24 (Cost $21,400,968)	21,371,000	20,995,338

Security Description	Principal Amount*	Value

Supranational — 4.1%
International Bank for Reconstruction & Development
6.890% ,02/06/30 (INR)	900,000,000	$10,673,075
7.070% ,06/26/29 (MXN)	199,300,000	9,834,200
		20,507,275
Total Corporate Bonds & Notes (Cost $21,140,052)		20,507,275

Short-Term Investments—5.8%
Repurchase Agreement — 5.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24 with a maturity value of $29,162,432; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $29,735,245	29,152,108	29,152,108
Total Short-Term Investments (Cost $29,152,108)		29,152,108
Total Purchased Options—0.4%(e) (Cost $2,749,913)		1,937,375
Total Investments — 98.3% (Cost $533,299,561)		494,105,573
Other assets and liabilities (net) — 1.7%		8,674,960
Net Assets — 100.0%		$502,780,533

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $1,921,482 and the collateral received consisted of non-cash collateral with a value of $2,032,048. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(d)	Principal amount of security is adjusted for inflation.
(e)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$56,020,022, which is 11.1% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$115,795,903	$23 ,234,402	$104,930,341
See accompanying notes to financial statements.
BHFTI-198

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,390,000	CBNA	11/07/24	USD	2,923,916	$13,296
AUD	4,390,000	DBAG	11/07/24	USD	2,921,106	16,106
AUD	8,821,000	DBAG	11/22/24	USD	5,912,975	(9,582)
AUD	8,269,000	JPMC	11/22/24	USD	5,545,109	(11,138)
CLP	2,435,700,000	HSBC	07/08/24	USD	2,698,149	(110,082)
CLP	1,979,400,000	HSBC	07/18/24	USD	2,133,664	(30,562)
CLP	2,238,400,000	JPMC	07/18/24	USD	2,412,979	(34,691)
CLP	2,940,500,000	JPMC	07/24/24	USD	3,142,567	(18,393)
EUR	11,138,000	BBP	08/06/24	USD	11,944,814	3,132
INR	102,619,900	HSBC	07/05/24	USD	1,227,261	3,267
INR	102,619,900	HSBC	10/03/24	USD	1,226,997	110
INR	126,100,000	HSBC	12/18/24	USD	1,500,297	3,038
INR	314,834,500	JPMC	07/15/24	USD	3,773,035	1,054
INR	113,234,200	JPMC	12/18/24	USD	1,347,385	2,568
JPY	2,667,975,460	BOA	07/16/24	USD	17,706,822	(1,088,933)
JPY	3,358,310,940	BNP	07/16/24	USD	22,279,274	(1,361,526)
JPY	2,505,000,000	GSBU	07/16/24	USD	16,610,745	(1,007,973)
JPY	787,664,730	JPMC	11/21/24	USD	5,200,120	(199,016)
JPY	4,048,684,881	MSCS	07/26/24	USD	25,960,097	(703,876)
JPY	785,700,000	MSCS	11/21/24	USD	5,093,811	(105,183)
KRW	3,637,500,000	DBAG	09/19/24	USD	2,650,660	3,722
KRW	14,945,700,000	HSBC	09/19/24	USD	11,473,657	(567,379)
NZD	4,480,000	BOA	09/18/24	USD	2,728,656	87
NZD	2,650,000	CBNA	09/18/24	USD	1,615,910	(1,810)
NZD	20,030,000	JPMC	09/18/24	USD	12,210,689	(10,527)
THB	235,000,000	CBNA	09/18/24	USD	6,431,308	12,603
THB	78,290,000	HSBC	09/18/24	USD	2,144,197	2,585
THB	86,410,000	HSBC	09/26/24	USD	2,363,060	7,905

Contracts to Deliver
INR	102,619,900	HSBC	07/05/24	USD	1,230,307	(221)
Net Unrealized Depreciation						$(5,191,419)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	157.250	07/24/24	MSCS	34,882,000	USD	34,882,000	$189,584	$766,462	$576,878
USD Call / JPY Put	JPY	164.000	08/26/24	MSCS	69,765,000	USD	69,765,000	132,902	367,173	234,271
USD Put / JPY Call	JPY	147.650	09/12/24	MSCS	23,255,000	USD	23,255,000	126,856	43,278	(83,578)
USD Put / JPY Call	JPY	152.900	09/12/24	MSCS	93,020,000	USD	93,020,000	1,391,115	504,076	(887,039)
USD Put / JPY Call	JPY	152.950	08/26/24	MSCS	69,765,000	USD	69,765,000	909,456	256,386	(653,070)
Totals								$2,749,913	$1,937,375	$(812,538)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	156.050	07/24/24	MSCS	(23,255,000)	USD	(23,255,000)	$(188,714)	$(656,093)	$(467,379)
USD Call / JPY Put	JPY	160.000	08/26/24	MSCS	(46,510,000)	USD	(46,510,000)	(246,736)	(620,630)	(373,894)
USD Put / JPY Call	JPY	149.900	08/26/24	MSCS	(46,510,000)	USD	(46,510,000)	(325,105)	(84,648)	240,457
See accompanying notes to financial statements.
BHFTI-199

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Written Options — (Continued)
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put / JPY Call	JPY	150.100	09/12/24	MSCS	(93,020,000)	USD	(93,020,000)	$(789,274)	$(285,385)	$503,889
Totals								$(1,549,829)	$(1,646,756)	$(96,927)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$1,937,375
	Unrealized appreciation on forward foreign currency exchange contracts	69,473	Unrealized depreciation on forward foreign currency exchange contracts	$5,260,892
			Written options at value	1,646,756
Total		$2,006,848		$6,907,648

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$87	$(87)	$—	$—
Barclays Bank PLC	3,132	—	—	3,132
Citibank NA	25,899	(1,810)	—	24,089
Deutsche Bank AG	19,828	(9,582)	—	10,246
HSBC Bank PLC	16,905	(16,905)	—	—
JPMorgan Chase Bank NA	3,622	(3,622)	—	—
Morgan Stanley Capital Services LLC	1,937,375	(1,937,375)	—	—
	$2,006,848	$(1,969,381)	$—	$37,467
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$1,088,933	$(87)	$—	$1,088,846
BNP Paribas SA	1,361,526	—	(1,320,000)	41,526
Citibank NA	1,810	(1,810)	—	—
Deutsche Bank AG	9,582	(9,582)	—	—
Goldman Sachs Bank USA	1,007,973	—	(980,000)	27,973
HSBC Bank PLC	708,244	(16,905)	(691,339)	—
JPMorgan Chase Bank NA	273,765	(3,622)	(270,143)	—
Morgan Stanley Capital Services LLC	2,455,815	(1,937,375)	(420,000)	98,440
	$6,907,648	$(1,969,381)	$(3,681,482)	$1,256,785

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
See accompanying notes to financial statements.
BHFTI-200

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(4,298,931)
Forward foreign currency transactions	(7,302,661)
Written options	2,221,738
$(9,379,854)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$(549,551)
Forward foreign currency transactions	(11,771,012)
Written options	49,427
$(12,271,136)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$285,421,600
Forward foreign currency transactions	242,158,285
Written options	(223,717,000)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$421,513,477	$—	$421,513,477
Total U.S. Treasury & Government Agencies*	—	20,995,338	—	20,995,338
Total Corporate Bonds & Notes*	—	20,507,275	—	20,507,275
Total Short-Term Investments*	—	29,152,108	—	29,152,108
Total Purchased Options at Value	—	1,937,375	—	1,937,375
Total Investments	$—	$494,105,573	$—	$494,105,573
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$69,473	$—	$69,473
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,260,892)	—	(5,260,892)
Total Forward Contracts	$—	$(5,191,419)	$—	$(5,191,419)
Total Written Options	$—	$(1,646,756)	$—	$(1,646,756)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-201

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$533,151,335
Gross unrealized appreciation	3,975,528
Gross unrealized (depreciation)	(50,750,932)
Net unrealized appreciation (depreciation)	$(46,775,404)
See accompanying notes to financial statements.
BHFTI-202

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$494,105,573
Cash denominated in foreign currencies (c)	3,937,399
Cash collateral for forward foreign currency exchange contracts	4,100,000
Unrealized appreciation on forward foreign currency exchange contracts	69,473
Receivable for:
Fund shares sold	9,389
Interest	8,458,406
Prepaid expenses	3,924
Total Assets	510,684,164
Liabilities
Written options at value (d)	1,646,756
Cash collateral for forward foreign currency exchange contracts	260,000
Unrealized depreciation on forward foreign currency exchange contracts	5,260,892
Payable for:
Fund shares redeemed	5,232
Accrued Expenses:
Management fees	249,273
Distribution and service fees	6,217
Deferred trustees’ fees	197,576
Other expenses	277,685
Total Liabilities	7,903,631
Net Assets	$502,780,533
Net Assets Consist of:
Paid in surplus	$665,522,887
Distributable earnings (Accumulated losses)	(162,742,354)
Net Assets	$502,780,533
Net Assets
Class A	$472,555,916
Class B	30,224,617
Capital Shares Outstanding*
Class A	65,306,821
Class B	4,283,155
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.24
Class B	7.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $533,299,561.
(b)	Includes securities loaned at value of $1,921,482.
(c)	Identified cost of cash denominated in foreign currencies was $3,985,540.
(d)	Premiums received on written options were $1,549,829.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Interest (a)	$14,691,003
Securities lending income	5,534
Total investment income	14,696,537
Expenses
Management fees	1,610,905
Administration fees	23,453
Custodian and accounting fees	197,457
Distribution and service fees—Class B	38,145
Audit and tax services	45,891
Legal	22,515
Trustees’ fees and expenses	35,665
Shareholder reporting	10,254
Insurance	2,560
Miscellaneous	25,460
Total expenses	2,012,305
Net Investment Income	12,684,232
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	(9,252,539)
Purchased options	(4,298,931)
Written options	2,221,738
Foreign currency transactions	(869,294)
Forward foreign currency transactions	(7,302,661)
Net realized gain (loss)	(19,501,687)
Net change in unrealized appreciation (depreciation) on:
Investments (c)	(25,047,225)
Purchased options	(549,551)
Written options	49,427
Foreign currency transactions	(321,855)
Forward foreign currency transactions	(11,771,012)
Net change in unrealized appreciation (depreciation)	(37,640,216)
Net realized and unrealized gain (loss)	(57,141,903)
Net Increase (Decrease) in Net Assets From Operations	$(44,457,671)

(a)	Net of foreign withholding taxes of $479,934.
(b)	Net of foreign capital gains tax of $19,923.
(c)	Includes change in foreign capital gains tax of $55,636.
See accompanying notes to financial statements.
BHFTI-203

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,684,232	$18,186,638
Net realized gain (loss)	(19,501,687)	(38,942,468)
Net change in unrealized appreciation (depreciation)	(37,640,216)	40,838,565
Increase (decrease) in net assets from operations	(44,457,671)	20,082,735
Increase (decrease) in net assets from capital share transactions	(27,900,779)	(58,603,276)
Total increase (decrease) in net assets	(72,358,450)	(38,520,541)
Net Assets
Beginning of period	575,138,983	613,659,524
End of period	$502,780,533	$575,138,983

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	60,392	$450,434	644,154	$4,842,799
Redemptions	(3,959,519)	(29,306,346)	(7,976,828)	(60,179,632)
Net increase (decrease)	(3,899,127)	$(28,855,912)	(7,332,674)	$(55,336,833)
Class B
Sales	284,906	$2,076,287	177,645	$1,309,438
Redemptions	(153,114)	(1,121,154)	(623,020)	(4,575,881)
Net increase (decrease)	131,792	$955,133	(445,375)	$(3,266,443)
Increase (decrease) derived from capital shares transactions		$(27,900,779)		$(58,603,276)
See accompanying notes to financial statements.
BHFTI-204

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.85	$7.57	$7.92	$8.31	$9.48	$10.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.24	0.05	0.17	0.29	0.43
Net realized and unrealized gain (loss)	(0.79)	0.04	(0.40)	(0.56)	(0.84)	(0.28)
Total income (loss) from investment operations	(0.61)	0.28	(0.35)	(0.39)	(0.55)	0.15
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.62)	(0.87)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.02)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	0.00	0.00	0.00	0.00	(0.62)	(0.89)
Net Asset Value, End of Period	$7.24	$7.85	$7.57	$7.92	$8.31	$9.48
Total Return (%) (c)	(7.77) (d)	3.70	(4.42)	(4.69)	(5.75)	1.44
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (e)	0.72	0.70	0.69	0.68	0.68
Net ratio of expenses to average net assets (%) (f)	0.74 (e)	0.72	0.70	0.69	0.68	0.68
Ratio of net investment income (loss) to average net assets (%)	4.74 (e)	3.16	0.67	2.09	3.36	4.35
Portfolio turnover rate (%)	25 (d)	71	29	41	37	31
Net assets, end of period (in millions)	$472.6	$543.3	$579.6	$871.7	$988.4	$1,037.7

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.67	$7.41	$7.77	$8.18	$9.33	$10.07
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.21	0.03	0.15	0.27	0.40
Net realized and unrealized gain (loss)	(0.78)	0.05	(0.39)	(0.56)	(0.82)	(0.28)
Total income (loss) from investment operations	(0.61)	0.26	(0.36)	(0.41)	(0.55)	0.12
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.60)	(0.84)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.02)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	0.00	0.00	0.00	0.00	(0.60)	(0.86)
Net Asset Value, End of Period	$7.06	$7.67	$7.41	$7.77	$8.18	$9.33
Total Return (%) (c)	(7.95) (d)	3.51	(4.63)	(5.01)	(5.91)	1.17
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.99 (e)	0.97	0.95	0.94	0.93	0.93
Net ratio of expenses to average net assets (%) (f)	0.99 (e)	0.97	0.95	0.94	0.93	0.93
Ratio of net investment income (loss) to average net assets (%)	4.55 (e)	2.91	0.44	1.85	3.12	4.11
Portfolio turnover rate (%)	25 (d)	71	29	41	37	31
Net assets, end of period (in millions)	$30.2	$31.8	$34.1	$42.6	$43.5	$44.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-205

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
Boeing Co. (a)	26,027	$4,737,174
General Dynamics Corp.	71,092	20,626,633
RTX Corp.	62,672	6,291,642
		31,655,449
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	84,913	7,482,534
Automobile Components — 0.2%
Goodyear Tire & Rubber Co. (a) (b)	263,856	2,994,766
Modine Manufacturing Co. (a) (b)	18,700	1,873,553
		4,868,319
Banks — 2.9%
JPMorgan Chase & Co.	170,450	34,475,217
Wells Fargo & Co.	597,774	35,501,798
		69,977,015
Beverages — 0.9%
Celsius Holdings, Inc. (a) (b)	69,370	3,960,333
Constellation Brands, Inc. - Class A (b)	43,140	11,099,059
Keurig Dr Pepper, Inc.	190,006	6,346,201
		21,405,593
Biotechnology — 2.4%
AbbVie, Inc.	127,042	21,790,244
Alnylam Pharmaceuticals, Inc. (a)	6,821	1,657,503
Amgen, Inc.	6,344	1,982,183
Apellis Pharmaceuticals, Inc. (a) (b)	18,921	725,810
Ascendis Pharma AS (ADR) (a)	6,738	918,928
Avidity Biosciences, Inc. (a) (b)	20,584	840,856
Biogen, Inc. (a)	11,021	2,554,888
Bridgebio Pharma, Inc. (a)	13,405	339,549
Celldex Therapeutics, Inc. (a) (b)	27,419	1,014,777
Crinetics Pharmaceuticals, Inc. (a) (b)	16,612	744,051
Cytokinetics, Inc. (a) (b)	55,574	3,010,999
Immunocore Holdings PLC (ADR) (a) (b)	17,716	600,395
Moderna, Inc. (a) (b)	10,071	1,195,931
Regeneron Pharmaceuticals, Inc. (a)	7,204	7,571,620
Revolution Medicines, Inc. (a) (b)	33,378	1,295,400
Rocket Pharmaceuticals, Inc. (a) (b)	24,901	536,119
Sarepta Therapeutics, Inc. (a)	3,851	608,458
Syndax Pharmaceuticals, Inc. (a) (b)	24,919	511,587
Ultragenyx Pharmaceutical, Inc. (a) (b)	16,906	694,837
United Therapeutics Corp. (a)	2,663	848,299
Vaxcyte, Inc. (a) (b)	13,583	1,025,652
Vertex Pharmaceuticals, Inc. (a)	18,334	8,593,513
		59,061,599
Broadline Retail — 5.4%
Amazon.com, Inc. (a)	684,959	132,368,327
Building Products — 0.9%
AZEK Co., Inc. (a)	153,116	6,450,777
Builders FirstSource, Inc. (a)	59,254	8,201,346
Johnson Controls International PLC	106,749	7,095,606
Security Description	Shares	Value
Building Products—(Continued)
Trane Technologies PLC	3,848	$1,265,723
		23,013,452
Capital Markets — 2.4%
ARES Management Corp. - Class A	168,363	22,439,421
KKR & Co., Inc. (b)	127,990	13,469,667
S&P Global, Inc.	51,244	22,854,824
		58,763,912
Chemicals — 2.1%
Arcadium Lithium PLC (a) (b)	235,941	792,762
Cabot Corp. (b)	92,784	8,525,922
Celanese Corp. (b)	46,302	6,245,677
FMC Corp. (b)	98,088	5,644,964
Ingevity Corp. (a)	50,271	2,197,345
Linde PLC	46,499	20,404,226
PPG Industries, Inc.	65,567	8,254,230
		52,065,126
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc. (a)	45,853	10,369,656
Waste Connections, Inc.	34,687	6,082,712
		16,452,368
Consumer Finance — 1.1%
American Express Co.	110,872	25,672,412
Consumer Staples Distribution & Retail — 0.2%
U.S. Foods Holding Corp. (a)	83,492	4,423,406
Distributors — 0.6%
Pool Corp. (b)	46,332	14,239,214
Electric Utilities — 1.0%
Exelon Corp.	31,989	1,107,139
NextEra Energy, Inc. (b)	99,447	7,041,842
PG&E Corp.	928,142	16,205,360
		24,354,341
Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd. (a)	534,611	15,765,678
Energy Equipment & Services — 0.3%
Schlumberger NV	164,449	7,758,704
Entertainment — 1.1%
Netflix, Inc. (a)	30,766	20,763,358
Spotify Technology SA (a)	21,004	6,590,845
		27,354,203
Financial Services — 4.0%
Berkshire Hathaway, Inc. - Class B (a)	82,804	33,684,667
Block, Inc. (a)	223,198	14,394,039
Corpay, Inc. (a) (b)	19,748	5,261,065
Equitable Holdings, Inc.	155,987	6,373,629
Global Payments, Inc.	38,348	3,708,251
See accompanying notes to financial statements.
BHFTI-206

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
PayPal Holdings, Inc. (a)	147,923	$8,583,972
Visa, Inc. - Class A (b)	52,823	13,864,453
WEX, Inc. (a)	65,030	11,519,414
		97,389,490
Food Products — 0.3%
Freshpet, Inc. (a) (b)	58,053	7,511,478
Gas Utilities — 0.4%
Atmos Energy Corp. (b)	82,740	9,651,621
Ground Transportation — 1.5%
Knight-Swift Transportation Holdings, Inc.	130,128	6,495,990
Ryder System, Inc.	55,636	6,892,187
Uber Technologies, Inc. (a)	330,007	23,984,909
		37,373,086
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. (a)	227,122	17,490,665
Dexcom, Inc. (a)	81,264	9,213,713
Edwards Lifesciences Corp. (a)	135,814	12,545,139
Intuitive Surgical, Inc. (a)	35,152	15,637,367
Stryker Corp.	32,532	11,069,013
		65,955,897
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc. (a) (b)	68,984	4,659,179
agilon health, Inc. (a) (b)	713,007	4,663,066
Cencora, Inc. (b)	57,167	12,879,725
Centene Corp. (a)	88,534	5,869,804
Elevance Health, Inc.	21,998	11,919,836
HCA Healthcare, Inc. (b)	33,295	10,697,018
Humana, Inc.	10,713	4,002,913
Molina Healthcare, Inc. (a)	21,094	6,271,246
UnitedHealth Group, Inc.	33,846	17,236,414
		78,199,201
Health Care REITs — 0.5%
Welltower, Inc. (b)	113,228	11,804,019
Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc. (b)	75,868	7,576,178
Hotels, Restaurants & Leisure — 2.9%
Chipotle Mexican Grill, Inc. (a)	502,400	31,475,360
Domino's Pizza, Inc.	16,489	8,513,765
DoorDash, Inc. - Class A (a)	131,657	14,321,649
Dutch Bros, Inc. - Class A (a)	59,003	2,442,724
Hyatt Hotels Corp. - Class A (b)	63,862	9,701,915
Royal Caribbean Cruises Ltd. (a)	22,949	3,658,759
		70,114,172
Household Durables — 0.6%
Lennar Corp. - Class A	41,072	6,155,461
Skyline Champion Corp. (a)	119,156	8,072,819
		14,228,280
Security Description	Shares	Value
Household Products — 1.6%
Church & Dwight Co., Inc.	67,704	$7,019,551
Procter & Gamble Co.	193,882	31,975,019
		38,994,570
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	82,237	7,070,737
Insurance — 3.1%
American International Group, Inc.	192,070	14,259,277
Arch Capital Group Ltd. (a)	122,372	12,346,111
Assured Guaranty Ltd.	70,274	5,421,639
Everest Group Ltd.	44,247	16,858,992
Progressive Corp.	65,838	13,675,211
SiriusPoint Ltd. (a)	473,869	5,781,202
Trupanion, Inc. (a) (b)	220,003	6,468,088
		74,810,520
Interactive Media & Services — 6.7%
Alphabet, Inc. - Class A	702,507	127,961,650
Meta Platforms, Inc. - Class A	68,503	34,540,583
		162,502,233
IT Services — 1.4%
MongoDB, Inc. (a)	40,596	10,147,376
Squarespace, Inc. - Class A (a)	557,111	24,306,753
		34,454,129
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	46,295	6,001,221
Danaher Corp. (b)	61,949	15,477,957
ICON PLC (a)	26,551	8,322,942
Thermo Fisher Scientific, Inc.	7,508	4,151,924
		33,954,044
Machinery — 1.1%
Atmus Filtration Technologies, Inc. (a)	54,528	1,569,316
Flowserve Corp.	49,615	2,386,482
Fortive Corp.	128,804	9,544,376
Helios Technologies, Inc. (b)	56,663	2,705,658
Ingersoll Rand, Inc. (b)	29,400	2,670,696
Middleby Corp. (a) (b)	68,682	8,421,100
		27,297,628
Media — 0.7%
New York Times Co. - Class A	115,724	5,926,226
Omnicom Group, Inc.	113,008	10,136,818
		16,063,044
Metals & Mining — 0.1%
Nucor Corp.	17,035	2,692,893
Multi-Utilities — 0.7%
Sempra	224,953	17,109,925
See accompanying notes to financial statements.
BHFTI-207

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 4.2%
EQT Corp. (b)	118,011	$4,364,047
Exxon Mobil Corp.	419,393	48,280,522
Marathon Petroleum Corp. (b)	73,872	12,815,314
Shell PLC (ADR) (b)	361,738	26,110,249
Targa Resources Corp.	80,872	10,414,696
		101,984,828
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	265,414	12,591,240
Personal Care Products — 1.4%
BellRing Brands, Inc. (a)	97,868	5,592,178
elf Beauty, Inc. (a) (b)	30,570	6,441,710
Haleon PLC (ADR) (b)	968,436	7,999,281
Unilever PLC (ADR) (b)	251,836	13,848,462
		33,881,631
Pharmaceuticals — 4.1%
AstraZeneca PLC (ADR) (b)	140,109	10,927,101
Eli Lilly & Co.	55,680	50,411,558
GSK PLC (ADR) (b)	166,357	6,404,745
Longboard Pharmaceuticals, Inc. (a) (b)	59,800	1,616,394
Merck & Co., Inc.	198,827	24,614,783
Novartis AG (ADR)	18,588	1,978,878
Structure Therapeutics, Inc. (ADR) (a) (b)	74,809	2,937,749
		98,891,208
Professional Services — 0.7%
Dayforce, Inc. (a) (b)	159,680	7,920,128
Science Applications International Corp. (b)	74,474	8,754,419
		16,674,547
Real Estate Management & Development — 0.1%
CoStar Group, Inc. (a)	38,033	2,819,767
Residential REITs — 0.3%
Camden Property Trust (b)	66,518	7,257,779
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc. (a)	230,604	37,406,275
First Solar, Inc. (a) (b)	16,894	3,808,921
KLA Corp.	25,052	20,655,625
Micron Technology, Inc.	206,993	27,225,789
NVIDIA Corp.	1,005,450	124,213,293
NXP Semiconductors NV	40,866	10,996,632
QUALCOMM, Inc.	76,168	15,171,142
Texas Instruments, Inc.	134,686	26,200,468
		265,678,145
Software — 10.2%
Adobe, Inc. (a)	83,356	46,307,592
Atlassian Corp. - Class A (a)	84,060	14,868,533
HubSpot, Inc. (a)	25,088	14,796,652
Microsoft Corp.	320,451	143,225,574
ServiceNow, Inc. (a)	14,197	11,168,354
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Synopsys, Inc. (a)	31,204	$18,568,252
		248,934,957
Specialized REITs — 0.4%
Equinix, Inc.	13,157	9,954,586
Specialty Retail — 1.6%
TJX Cos., Inc.	343,012	37,765,621
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	704,014	148,279,429
Trading Companies & Distributors — 0.2%
AerCap Holdings NV	47,342	4,412,274
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	126,613	22,306,678
Total Common Stocks (Cost $1,899,330,813)		2,422,867,487

Short-Term Investments—0.6%
Repurchase Agreement—0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $13,795,473; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/26, with a market value of $14,066,481	13,790,589	13,790,589
Total Short-Term Investments (Cost $13,790,589)		13,790,589

Securities Lending Reinvestments (c)—7.8%
Certificates of Deposit—2.0%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (d)	2,000,000	2,001,066
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (d)	3,000,000	3,000,000
Bank of Nova Scotia
5.680%, SOFR + 0.340%, 05/02/25 (d)	2,000,000	2,000,049
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (d)	2,000,000	2,000,282
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,500,000	1,500,302
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (d)	3,000,000	3,000,846
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
5.515%, 10/17/24	2,000,000	2,000,090
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/11/24	4,000,000	3,955,200
Zero Coupon, 09/13/24	2,000,000	1,977,000
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (d)	1,000,000	1,000,051
5.570%, SOFR + 0.230%, 11/12/24 (d)	3,000,000	3,000,777
See accompanying notes to financial statements.
BHFTI-208

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (d)	1,000,000	$1,000,002
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (d)	2,000,000	2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (d)	2,000,000	2,000,436
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (d)	2,000,000	1,999,944
5.510%, SOFR + 0.170%, 09/16/24 (d)	2,000,000	1,999,934
5.540%, SOFR + 0.200%, 10/22/24 (d)	2,000,000	2,000,022
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	3,000,000	3,002,316
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (d)	3,000,000	3,002,277
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (d)	2,000,000	2,000,034
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (d)	3,000,000	3,003,021
		48,422,523
Commercial Paper—0.3%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (d)	3,000,000	2,999,397
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (d)	3,000,000	3,000,576
		5,999,973
Repurchase Agreements—3.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $6,102,770; collateralized by various Common Stock with an aggregate market value of $6,802,340	6,100,000	6,100,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $12,005,480; collateralized by various Common Stock with an aggregate market value of $13,381,653	12,000,000	12,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $10,301,653; collateralized by various Common Stock with an aggregate market value of $11,000,001	10,000,000	10,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $14,194,347; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $14,471,818	14,188,057	14,188,057
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $14,014,836; collateralized by various Common Stock with an aggregate market value of $15,616,784	14,000,000	14,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $8,003,660; collateralized by various Common Stock with an aggregate market value of $8,924,035	8,000,000	$8,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $10,004,517; collateralized by various Common Stock with an aggregate market value of $11,131,274	10,000,000	10,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,227,556	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $5,003,792; collateralized by various Common Stock with an aggregate market value of $5,565,637	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $5,212,354; collateralized by various Common Stock with an aggregate market value of $5,733,589	5,210,000	5,210,000
		90,498,057

Mutual Funds—1.8%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (e)	10,000,000	10,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (e)	8,000,000	8,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (e)	500,000	500,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (e)	3,697,344	3,697,344
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (e)	10,000,000	10,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (e)	10,000,000	10,000,000
		44,197,344
Total Securities Lending Reinvestments (Cost $189,109,093)		189,117,897
Total Investments—108.0% (Cost $2,102,230,495)		2,625,775,973
Other assets and liabilities (net)—(8.0)%		(193,692,300)
Net Assets—100.0%		$2,432,083,673

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
See accompanying notes to financial statements.
BHFTI-209

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $238,523,499 and the collateral received consisted of cash in the amount of $189,071,781 and non-cash collateral with a value of $56,558,936. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$811,135,353	$0	$938,903,440
The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $7,788,199 in sales of investments, which are included above,and resulted in a net realized gain of $2,295,264.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(189,071,781)	$—	$—	$—	$(189,071,781)
Gross amount of recognized liabilities for securities lending transactions					$(189,071,781)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Future	09/20/24	7	USD	1,932,525	$(4,479)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$4,479

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-210

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$53,150

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(4,479)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$5,106,188

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,422,867,487	$—	$—	$2,422,867,487
Total Short-Term Investments*	—	13,790,589	—	13,790,589
Securities Lending Reinvestments
Certificates of Deposit	—	48,422,523	—	48,422,523
Commercial Paper	—	5,999,973	—	5,999,973
Repurchase Agreements	—	90,498,057	—	90,498,057
Mutual Funds	44,197,344	—	—	44,197,344
Total Securities Lending Reinvestments	44,197,344	144,920,553	—	189,117,897
Total Investments	$2,467,064,831	$158,711,142	$—	$2,625,775,973
Collateral for Securities Loaned (Liability)	$—	$(189,071,781)	$—	$(189,071,781)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(4,479)	$—	$—	$(4,479)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,111,074,078
Gross unrealized appreciation	569,801,042
Gross unrealized (depreciation)	(55,103,626)
Net unrealized appreciation (depreciation)	$514,697,416
See accompanying notes to financial statements.
BHFTI-211

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$2,625,775,973
Cash collateral for futures contracts	82,600
Receivable for:
Investments sold	12,938,809
Fund shares sold	8,050
Dividends and interest	1,075,244
Prepaid expenses	18,751
Total Assets	2,639,899,427
Liabilities
Collateral for securities loaned	189,071,781
Payable for:
Investments purchased	15,105,825
Fund shares redeemed	2,254,331
Variation margin on futures contracts	8,579
Accrued Expenses:
Management fees	970,080
Distribution and service fees	27,695
Deferred trustees’ fees	197,576
Other expenses	179,887
Total Liabilities	207,815,754
Net Assets	$2,432,083,673
Net Assets Consist of:
Paid in surplus	$1,699,672,291
Distributable earnings (Accumulated losses)	732,411,382
Net Assets	$2,432,083,673
Net Assets
Class A	$2,265,986,338
Class B	91,053,817
Class E	75,043,518
Capital Shares Outstanding*
Class A	154,298,734
Class B	6,472,899
Class E	5,199,540
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.69
Class B	14.07
Class E	14.43

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,102,230,495.
(b)	Includes securities loaned at value of $238,523,499.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$12,007,933
Interest	173,954
Securities lending income	237,107
Total investment income	12,418,994
Expenses
Management fees	6,533,895
Administration fees	51,013
Custodian and accounting fees	61,902
Distribution and service fees—Class B	111,406
Distribution and service fees—Class E	55,156
Audit and tax services	24,379
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	47,018
Insurance	9,577
Miscellaneous	11,848
Total expenses	6,964,373
Less management fee waiver	(836,896)
Less broker commission recapture	(7,997)
Net expenses	6,119,480
Net Investment Income	6,299,514
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	211,517,270
Futures contracts	53,150
Foreign currency transactions	(43)
Net realized gain (loss)	211,570,377
Net change in unrealized appreciation (depreciation) on:
Investments	97,037,283
Futures contracts	(4,479)
Net change in unrealized appreciation (depreciation)	97,032,804
Net realized and unrealized gain (loss)	308,603,181
Net Increase (Decrease) in Net Assets From Operations	$314,902,695
See accompanying notes to financial statements.
BHFTI-212

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,299,514	$14,879,136
Net realized gain (loss)	211,570,377	183,968,568
Net change in unrealized appreciation (depreciation)	97,032,804	291,313,045
Increase (decrease) in net assets from operations	314,902,695	490,160,749
From Distributions to Shareholders
Class A	(163,158,928)	(124,878,313)
Class B	(6,597,304)	(5,239,505)
Class E	(5,406,864)	(4,199,734)
Total distributions	(175,163,096)	(134,317,552)
Increase (decrease) in net assets from capital share transactions	50,221,035	(158,908,249)
Total increase (decrease) in net assets	189,960,634	196,934,948
Net Assets
Beginning of period	2,242,123,039	2,045,188,091
End of period	$2,432,083,673	$2,242,123,039

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	3,704,802	$56,764,224	932,186	$11,938,847
Reinvestments	11,144,736	163,158,928	10,006,275	124,878,313
Redemptions	(11,305,647)	(167,226,425)	(22,355,679)	(283,772,883)
Net increase (decrease)	3,543,891	$52,696,727	(11,417,218)	$(146,955,723)
Class B
Sales	236,541	$3,358,383	402,824	$4,920,568
Reinvestments	470,564	6,597,304	436,990	5,239,505
Redemptions	(838,034)	(11,891,373)	(1,493,671)	(18,189,587)
Net increase (decrease)	(130,929)	$(1,935,686)	(653,857)	$(8,029,514)
Class E
Sales	89,265	$1,288,394	93,674	$1,168,041
Reinvestments	375,738	5,406,864	341,998	4,199,734
Redemptions	(495,281)	(7,235,264)	(743,644)	(9,290,787)
Net increase (decrease)	(30,278)	$(540,006)	(307,972)	$(3,923,012)
Increase (decrease) derived from capital shares transactions		$50,221,035		$(158,908,249)
See accompanying notes to financial statements.
BHFTI-213

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.82	$11.71	$19.02	$17.12	$15.21	$13.19
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.09	0.12	0.12	0.15	0.17
Net realized and unrealized gain (loss)	1.96	2.84	(3.83)	3.84	2.92	3.82
Total income (loss) from investment operations	2.00	2.93	(3.71)	3.96	3.07	3.99
Less Distributions
Distributions from net investment income	(0.09)	(0.11)	(0.12)	(0.17)	(0.17)	(0.18)
Distributions from net realized capital gains	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)	(1.79)
Total distributions	(1.13)	(0.82)	(3.60)	(2.06)	(1.16)	(1.97)
Net Asset Value, End of Period	$14.69	$13.82	$11.71	$19.02	$17.12	$15.21
Total Return (%) (b)	14.51 (c)	25.74	(19.02)	24.38	22.27	32.07
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.59	0.58	0.57	0.59	0.59
Net ratio of expenses to average net assets (%) (e) (f)	0.51 (d)	0.52	0.51	0.50	0.51	0.51
Ratio of net investment income (loss) to average net assets (%)	0.56 (d)	0.71	0.84	0.67	1.00	1.14
Portfolio turnover rate (%)	35 (c)	64	54	60	76	55
Net assets, end of period (in millions)	$2,266.0	$2,083.4	$1,899.6	$2,562.0	$2,390.3	$2,197.0

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.27	$11.27	$18.45	$16.67	$14.83	$12.90
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	0.06	0.08	0.07	0.11	0.13
Net realized and unrealized gain (loss)	1.88	2.72	(3.71)	3.73	2.86	3.73
Total income (loss) from investment operations	1.90	2.78	(3.63)	3.80	2.97	3.86
Less Distributions
Distributions from net investment income	(0.06)	(0.07)	(0.07)	(0.13)	(0.14)	(0.14)
Distributions from net realized capital gains	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)	(1.79)
Total distributions	(1.10)	(0.78)	(3.55)	(2.02)	(1.13)	(1.93)
Net Asset Value, End of Period	$14.07	$13.27	$11.27	$18.45	$16.67	$14.83
Total Return (%) (b)	14.32 (c)	25.42	(19.21)	24.03	22.03	31.70
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (d)	0.84	0.83	0.82	0.84	0.84
Net ratio of expenses to average net assets (%) (e) (f)	0.76 (d)	0.77	0.76	0.75	0.76	0.76
Ratio of net investment income (loss) to average net assets (%)	0.30 (d)	0.46	0.59	0.42	0.75	0.89
Portfolio turnover rate (%)	35 (c)	64	54	60	76	55
Net assets, end of period (in millions)	$91.1	$87.6	$81.8	$118.1	$116.0	$112.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-214

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.59	$11.53	$18.78	$16.93	$15.05	$13.07
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03	0.07	0.10	0.09	0.12	0.14
Net realized and unrealized gain (loss)	1.92	2.79	(3.78)	3.79	2.90	3.79
Total income (loss) from investment operations	1.95	2.86	(3.68)	3.88	3.02	3.93
Less Distributions
Distributions from net investment income	(0.07)	(0.09)	(0.09)	(0.14)	(0.15)	(0.16)
Distributions from net realized capital gains	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)	(1.79)
Total distributions	(1.11)	(0.80)	(3.57)	(2.03)	(1.14)	(1.95)
Net Asset Value, End of Period	$14.43	$13.59	$11.53	$18.78	$16.93	$15.05
Total Return (%) (b)	14.38 (c)	25.51	(19.12)	24.20	22.10	31.83
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73 (d)	0.74	0.73	0.72	0.74	0.74
Net ratio of expenses to average net assets (%) (e) (f)	0.66 (d)	0.67	0.66	0.65	0.66	0.66
Ratio of net investment income (loss) to average net assets (%)	0.40 (d)	0.56	0.69	0.52	0.85	0.99
Portfolio turnover rate (%)	35 (c)	64	54	60	76	55
Net assets, end of period (in millions)	$75.0	$71.1	$63.9	$87.9	$80.8	$75.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2024 and for each of the years ended December 31,
2023 through 2019 (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.
BHFTI-215

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia — 5.1%
Goodman Group (REIT)	889,888	$20,508,742
HMC Capital Ltd. (REIT)	1,035,100	4,946,352
Scentre Group (REIT)	8,287,457	17,255,353
Stockland (REIT)	1,594,833	4,438,033
		47,148,480
Belgium — 1.4%
Montea NV (REIT)	53,602	4,527,406
Shurgard Self Storage Ltd. (REIT)	61,737	2,383,554
Warehouses De Pauw CVA (REIT)	228,697	6,175,760
		13,086,720
Canada — 3.2%
Boardwalk Real Estate Investment Trust (REIT) (a)	106,343	5,478,641
Canadian Apartment Properties (REIT) (a)	182,456	5,928,270
Chartwell Retirement Residences (a)	546,159	5,130,034
Granite Real Estate Investment Trust (REIT) (a)	63,805	3,161,683
H&R Real Estate Investment Trust (REIT) (a)	725,556	4,746,702
InterRent Real Estate Investment Trust (REIT) (a)	287,571	2,503,542
RioCan Real Estate Investment Trust (REIT) (a)	188,144	2,311,831
		29,260,703
France — 3.6%
Carmila SA (REIT) (b)	134,437	2,252,139
Klepierre SA (REIT)	380,286	10,189,951
Mercialys SA (REIT)	390,634	4,327,628
Unibail-Rodamco-Westfield (REIT) (b)	203,678	16,079,570
		32,849,288
Germany — 1.0%
Grand City Properties SA (b)	246,316	2,850,873
TAG Immobilien AG (b)	447,562	6,556,132
		9,407,005
Hong Kong — 3.8%
Kerry Properties Ltd.	1,763,058	3,060,588
Link REIT (REIT)	1,461,875	5,679,186
Sun Hung Kai Properties Ltd.	1,362,254	11,777,681
Swire Properties Ltd. (a)	3,076,263	4,898,354
Wharf Real Estate Investment Co. Ltd. (a)	3,658,978	9,670,052
		35,085,861
Japan — 8.5%
Activia Properties, Inc. (REIT)	1,665	3,780,262
AEON REIT Investment Corp. (REIT) (a)	2,830	2,340,670
Daiwa House REIT Investment Corp. (REIT)	4,918	7,517,180
Daiwa Office Investment Corp. (REIT)	1,258	2,218,041
Hulic Reit, Inc. (REIT) (a)	2,772	2,517,118
Japan Hotel REIT Investment Corp. (REIT)	11,077	5,355,375
Japan Metropolitan Fund Invest (REIT)	16,145	9,081,854
KDX Realty Investment Corp. (REIT)	8,840	8,604,435
LaSalle Logiport (REIT)	10,404	9,545,896
Mitsui Fudosan Co. Ltd.	984,871	9,059,032
Orix JREIT, Inc. (REIT)	6,263	6,202,592
Tokyo Tatemono Co. Ltd. (a)	290,000	4,593,235
Security Description	Shares	Value
Japan — (Continued)
Tokyu Fudosan Holdings Corp.	1,071,568	$7,188,368
		78,004,058
Netherlands — 0.3%
Eurocommercial Properties NV (REIT)	131,151	3,152,232
Singapore — 3.6%
CapitaLand Ascendas (REIT)	7,234,390	13,648,541
CapitaLand Integrated Commercial Trust (REIT)	1,775,300	2,582,683
CapitaLand Investment Ltd.	2,385,900	4,676,686
Frasers Logistics & Commercial Trust (REIT)	9,748,340	6,826,628
Keppel (REIT)	8,024,400	4,932,704
		32,667,242
Sweden — 1.2%
Catena AB	97,644	4,862,421
Pandox AB (a)	339,897	6,073,303
		10,935,724
Switzerland — 0.5%
PSP Swiss Property AG	37,512	4,815,656
United Kingdom — 3.8%
Big Yellow Group PLC (REIT)	229,415	3,402,597
Land Securities Group PLC (REIT)	621,467	4,872,281
LondonMetric Property PLC (REIT)	4,332,829	10,601,116
NewRiver REIT PLC (REIT)	3,124,323	3,074,394
Tritax Big Box REIT PLC (REIT)	4,061,142	7,959,654
UNITE Group PLC (REIT)	464,530	5,241,509
		35,151,551
United States — 63.2%
Acadia Realty Trust (REIT) (a)	182,501	3,270,418
Alexandria Real Estate Equities, Inc. (REIT) (a)	155,766	18,219,949
Americold Realty Trust, Inc. (REIT)	601,530	15,363,076
AvalonBay Communities, Inc. (REIT)	106,184	21,968,408
Brixmor Property Group, Inc. (REIT) (a)	619,003	14,292,779
CubeSmart (REIT) (a)	478,276	21,603,727
Empire State Realty Trust, Inc. - Class A (REIT) (a)	300,708	2,820,641
Equinix, Inc. (REIT)	81,453	61,627,340
Equity Residential (REIT)	288,665	20,016,031
Extra Space Storage, Inc. (REIT) (a)	120,207	18,681,370
Four Corners Property Trust, Inc. (REIT) (a)	189,102	4,665,146
Healthpeak Properties, Inc. (REIT)	488,282	9,570,327
Highwoods Properties, Inc. (REIT) (a)	235,850	6,195,779
Hilton Worldwide Holdings, Inc.	54,148	11,815,094
Host Hotels & Resorts, Inc. (REIT) (a)	891,795	16,034,474
Macerich Co. (REIT) (a)	265,503	4,099,366
Marriott International, Inc. - Class A	17,734	4,287,549
NNN REIT, Inc. (REIT) (a)	353,582	15,062,593
Park Hotels & Resorts, Inc. (REIT) (a)	317,459	4,755,536
Prologis, Inc. (REIT)	181,722	20,409,198
Public Storage (REIT) (a)	146,598	42,168,915
Realty Income Corp. (REIT) (a)	1,104,731	58,351,891
Regency Centers Corp. (REIT)	134,288	8,352,714
Rexford Industrial Realty, Inc. (REIT) (a)	417,156	18,600,986
See accompanying notes to financial statements.
BHFTI-216

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
SBA Communications Corp. (REIT)	45,612	$8,953,636
Simon Property Group, Inc. (REIT)	370,682	56,269,528
STAG Industrial, Inc. (REIT) (a)	166,828	6,015,818
Sun Communities, Inc. (REIT)	217,839	26,214,745
Tanger, Inc. (REIT)	134,611	3,649,304
VICI Properties, Inc. (REIT) (a)	904,870	25,915,477
Welltower, Inc. (REIT) (a)	304,415	31,735,264
		580,987,079
Total Common Stocks (Cost $895,372,613)		912,551,599

Short-Term Investments—0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24 with a maturity value of $3,567,524; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $3,637,652	3,566,261	3,566,261
Total Short-Term Investments (Cost $3,566,261)		3,566,261

Securities Lending Reinvestments (c)—13.2%
Certificates of Deposit — 1.1%
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (d)	1,000,000	1,000,000
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (d)	1,000,000	1,000,141
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (d)	1,000,000	1,000,282
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (d)	1,000,000	1,000,259
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (d)	2,000,000	2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (d)	1,000,000	1,000,218
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (d)	1,000,000	999,972
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	1,000,000	1,000,772
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	1,001,007
		10,002,685
Commercial Paper — 0.2%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24	1,000,000	999,799
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24	1,000,000	1,000,192
		1,999,991
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — 7.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	$5,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $5,002,283; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $2,010,928; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $25,108,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $25,598,814	25,096,875	25,096,876
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $3,403,603; collateralized by various Common Stock with an aggregate market value of $3,792,648	3,400,000	3,400,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $4,001,830; collateralized by various Common Stock with an aggregate market value of $4,462,017	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $700,318; collateralized by various Common Stock with an aggregate market value of $779,645	700,000	700,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $4,003,033; collateralized by various Common Stock with an aggregate market value of $4,452,510	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $13,005,871; collateralized by various Common Stock with an aggregate market value of $14,306,459	13,000,000	13,000,000
		66,196,876

Mutual Funds — 4.7%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (e)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (e)	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTI-217

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (e)	10,000,000	$10,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (e)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (e)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (e)	1,000,000	1,000,000
		43,000,000
Total Securities Lending Reinvestments (Cost $121,196,875)		121,199,552
Total Investments — 112.8% (Cost $1,020,135,749)		1,037,317,412
Other assets and liabilities (net) — (12.8)%		(117,869,920)
Net Assets — 100.0%		$919,447,492

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $144,588,580 and the collateral received consisted of cash in the amount of $121,196,875 and non-cash collateral with a value of $26,348,884. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending

Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Retail REITs	26.8
Industrial REITs	14.4
Self Storage REITs	9.6
Data Center REITs	6.7
Multi-Family Residential REITs	6.6
Health Care REITs	6.5
Diversified REITs	5.4
Real Estate Operating Companies	4.8
Diversified Real Estate Activities	3.9
Other Specialized REITs	3.3
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$357,459,740	$0	$366,322,198
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(121,196,875)	$—	$—	$—	$(121,196,875)
Gross amount of recognized liabilities for securities lending transactions					$(121,196,875)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$47,148,480	$—	$47,148,480
Belgium	—	13,086,720	—	13,086,720
Canada	29,260,703	—	—	29,260,703
See accompanying notes to financial statements.
BHFTI-218

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
France	$—	$32,849,288	$—	$32,849,288
Germany	—	9,407,005	—	9,407,005
Hong Kong	—	35,085,861	—	35,085,861
Japan	—	78,004,058	—	78,004,058
Netherlands	—	3,152,232	—	3,152,232
Singapore	—	32,667,242	—	32,667,242
Sweden	—	10,935,724	—	10,935,724
Switzerland	—	4,815,656	—	4,815,656
United Kingdom	—	35,151,551	—	35,151,551
United States	580,987,079	—	—	580,987,079
Total Common Stocks	610,247,782	302,303,817	—	912,551,599
Total Short-Term Investments*	—	3,566,261	—	3,566,261
Securities Lending Reinvestments
Certificates of Deposit	—	10,002,685	—	10,002,685
Commercial Paper	—	1,999,991	—	1,999,991
Mutual Funds	43,000,000	—	—	43,000,000
Repurchase Agreements	—	66,196,876	—	66,196,876
Total Securities Lending Reinvestments	43,000,000	78,199,552	—	121,199,552
Total Investments	$653,247,782	$384,069,630	$—	$1,037,317,412
Collateral for Securities Loaned (Liability)	$—	$(121,196,875)	$—	$(121,196,875)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,037,624,440
Gross unrealized appreciation	70,344,043
Gross unrealized (depreciation)	(70,651,071)
Net unrealized appreciation (depreciation)	$(307,028)
See accompanying notes to financial statements.
BHFTI-219

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,037,317,412
Cash	139,795
Cash denominated in foreign currencies (c)	120,452
Receivable for:
Fund shares sold	406,380
Dividends and interest	3,662,280
Prepaid expenses	7,157
Total Assets	1,041,653,476
Liabilities
Collateral for securities loaned	121,196,875
Payable for:
Fund shares redeemed	117,549
Accrued Expenses:
Management fees	454,680
Distribution and service fees	67,647
Deferred trustees’ fees	197,576
Other expenses	171,657
Total Liabilities	122,205,984
Net Assets	$919,447,492
Net Assets Consist of:
Paid in surplus	$955,841,137
Distributable earnings (Accumulated losses)	(36,393,645)
Net Assets	$919,447,492
Net Assets
Class A	$580,814,749
Class B	317,440,325
Class E	21,192,418
Capital Shares Outstanding*
Class A	59,419,949
Class B	32,605,505
Class E	2,167,266
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.77
Class B	9.74
Class E	9.78

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,020,135,749.
(b)	Includes securities loaned at value of $144,588,580.
(c)	Identified cost of cash denominated in foreign currencies was $120,502.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$18,714,199
Interest	58,037
Securities lending income	116,804
Total investment income	18,889,040
Expenses
Management fees	2,959,009
Administration fees	24,531
Custodian and accounting fees	71,564
Distribution and service fees—Class B	406,180
Distribution and service fees—Class E	16,054
Audit and tax services	27,069
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	36,467
Insurance	4,161
Miscellaneous	11,744
Total expenses	3,614,958
Less management fee waiver	(174,043)
Less broker commission recapture	(31,476)
Net expenses	3,409,439
Net Investment Income	15,479,601
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(4,754,738)
Foreign currency transactions	(116,334)
Net realized gain (loss)	(4,871,072)
Net change in unrealized appreciation (depreciation) on:
Investments	(46,363,190)
Foreign currency transactions	(59,088)
Net change in unrealized appreciation (depreciation)	(46,422,278)
Net realized and unrealized gain (loss)	(51,293,350)
Net Increase (Decrease) in Net Assets From Operations	$(35,813,749)

(a)	Net of foreign withholding taxes of $796,653.
See accompanying notes to financial statements.
BHFTI-220

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$15,479,601	$29,138,873
Net realized gain (loss)	(4,871,072)	(36,770,949)
Net change in unrealized appreciation (depreciation)	(46,422,278)	124,285,115
Increase (decrease) in net assets from operations	(35,813,749)	116,653,039
From Distributions to Shareholders
Class A	(21,845,861)	(16,315,746)
Class B	(11,229,231)	(8,252,811)
Class E	(763,021)	(562,403)
Total distributions	(33,838,113)	(25,130,960)
Increase (decrease) in net assets from capital share transactions	9,779,053	(66,460,616)
Total increase (decrease) in net assets	(59,872,809)	25,061,463
Net Assets
Beginning of period	979,320,301	954,258,838
End of period	$919,447,492	$979,320,301

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	871,464	$8,903,490	999,471	$9,562,107
Reinvestments	2,236,014	21,845,861	1,699,557	16,315,746
Redemptions	(1,105,424)	(11,440,940)	(7,199,593)	(71,729,972)
Net increase (decrease)	2,002,054	$19,308,411	(4,500,565)	$(45,852,119)
Class B
Sales	609,392	$6,139,269	1,526,434	$14,495,879
Reinvestments	1,154,083	11,229,231	863,265	8,252,811
Redemptions	(2,664,828)	(26,970,203)	(4,285,966)	(41,652,196)
Net increase (decrease)	(901,353)	$(9,601,703)	(1,896,267)	$(18,903,506)
Class E
Sales	87,901	$896,554	175,326	$1,692,599
Reinvestments	78,098	763,021	58,584	562,403
Redemptions	(156,624)	(1,587,230)	(403,683)	(3,959,993)
Net increase (decrease)	9,375	$72,345	(169,773)	$(1,704,991)
Increase (decrease) derived from capital shares transactions		$9,779,053		$(66,460,616)
See accompanying notes to financial statements.
BHFTI-221

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.54	$9.59	$15.03	$11.53	$12.97	$10.72
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.31	0.27	0.21	0.47	0.30
Net realized and unrealized gain (loss)	(0.56)	0.91	(3.96)	3.70	(1.16)	2.36
Total income (loss) from investment operations	(0.39)	1.22	(3.69)	3.91	(0.69)	2.66
Less Distributions
Distributions from net investment income	(0.38)	(0.27)	(0.55)	(0.41)	(0.52)	(0.41)
Distributions from net realized capital gains	0.00	0.00	(1.20)	0.00	(0.23)	0.00
Total distributions	(0.38)	(0.27)	(1.75)	(0.41)	(0.75)	(0.41)
Net Asset Value, End of Period	$9.77	$10.54	$9.59	$15.03	$11.53	$12.97
Total Return (%) (b)	(3.68) (c)	12.99 (d)	(24.71)	34.35 (d)(e)	(4.53) (d)(e)	25.10
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.69 (f)	0.69	0.68	0.65	0.67	0.67
Net ratio of expenses to average net assets (%) (g)	0.65 (f)	0.65	0.64	0.62	0.64	0.65
Ratio of net investment income (loss) to average net assets (%)	3.46 (f)	3.16	2.33	1.59	4.35	2.47
Portfolio turnover rate (%)	39 (c)	84	91	70	93	77
Net assets, end of period (in millions)	$580.8	$605.2	$594.1	$834.7	$788.7	$767.0

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.49	$9.54	$14.95	$11.47	$12.90	$10.66
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.28	0.24	0.18	0.43	0.27
Net realized and unrealized gain (loss)	(0.55)	0.91	(3.94)	3.68	(1.14)	2.35
Total income (loss) from investment operations	(0.39)	1.19	(3.70)	3.86	(0.71)	2.62
Less Distributions
Distributions from net investment income	(0.36)	(0.24)	(0.51)	(0.38)	(0.49)	(0.38)
Distributions from net realized capital gains	0.00	0.00	(1.20)	0.00	(0.23)	0.00
Total distributions	(0.36)	(0.24)	(1.71)	(0.38)	(0.72)	(0.38)
Net Asset Value, End of Period	$9.74	$10.49	$9.54	$14.95	$11.47	$12.90
Total Return (%) (b)	(3.75) (c)	12.73	(24.99)	34.07 (d)(e)	(4.77) (d)(e)	24.81
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (f)	0.94	0.93	0.90	0.92	0.92
Net ratio of expenses to average net assets (%) (g)	0.90 (f)	0.90	0.89	0.87	0.89	0.90
Ratio of net investment income (loss) to average net assets (%)	3.18 (f)	2.92	2.08	1.35	4.03	2.22
Portfolio turnover rate (%)	39 (c)	84	91	70	93	77
Net assets, end of period (in millions)	$317.4	$351.4	$337.9	$492.3	$444.4	$470.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-222

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.54	$9.59	$15.02	$11.52	$12.96	$10.70
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.29	0.25	0.19	0.44	0.29
Net realized and unrealized gain (loss)	(0.56)	0.91	(3.95)	3.70	(1.15)	2.36
Total income (loss) from investment operations	(0.39)	1.20	(3.70)	3.89	(0.71)	2.65
Less Distributions
Distributions from net investment income	(0.37)	(0.25)	(0.53)	(0.39)	(0.50)	(0.39)
Distributions from net realized capital gains	0.00	0.00	(1.20)	0.00	(0.23)	0.00
Total distributions	(0.37)	(0.25)	(1.73)	(0.39)	(0.73)	(0.39)
Net Asset Value, End of Period	$9.78	$10.54	$9.59	$15.02	$11.52	$12.96
Total Return (%) (b)	(3.73) (c)	12.79	(24.89)	34.21 (d)(e)	(4.71) (d)(e)	25.05
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (f)	0.84	0.83	0.80	0.82	0.82
Net ratio of expenses to average net assets (%) (g)	0.80 (f)	0.80	0.79	0.77	0.79	0.80
Ratio of net investment income (loss) to average net assets (%)	3.28 (f)	3.01	2.18	1.47	4.05	2.33
Portfolio turnover rate (%)	39 (c)	84	91	70	93	77
Net assets, end of period (in millions)	$21.2	$22.7	$22.3	$31.8	$26.9	$31.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, Class B and Class E would have been 33.99%, 33.71% and 33.85% for the year ended
December 31, 2021, and (4.70)%, (4.93)% and (4.88)% for the year ended December 31, 2020, respectively.

(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-223

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Australia — 2.7%
Brambles Ltd.	1,589,700	$15,443,939
Glencore PLC	7,268,765	41,444,908
		56,888,847
Belgium — 2.1%
Anheuser-Busch InBev SA	423,936	24,489,244
Liberty Global Ltd. - Class A (a)	1,094,475	19,076,699
		43,565,943
Canada — 1.6%
Open Text Corp. (b)	1,146,086	34,414,833
China — 4.5%
Alibaba Group Holding Ltd.	4,357,300	39,172,507
Prosus NV	1,560,533	55,282,226
		94,454,733
Denmark — 1.7%
DSV AS	240,700	36,833,246
France — 15.0%
Accor SA	782,580	32,265,257
Airbus SE	176,900	24,391,971
BNP Paribas SA	1,160,375	74,356,798
Capgemini SE	113,930	22,566,280
Danone SA	452,000	27,585,600
Edenred SE	869,280	36,678,513
Kering SA	175,300	63,728,328
Publicis Groupe SA	108,198	11,468,275
Valeo SE	444,371	4,753,158
Worldline SA (144A) (a)	1,807,100	19,573,553
		317,367,733
Germany — 25.4%
adidas AG	102,307	24,416,861
Allianz SE	159,500	44,316,180
Bayer AG	2,591,260	73,278,149
Bayerische Motoren Werke AG	517,507	48,962,266
Brenntag SE	362,900	24,454,812
Continental AG	934,155	52,909,449
Daimler Truck Holding AG	857,013	34,095,935
Fresenius Medical Care AG	1,375,462	52,601,475
Fresenius SE & Co. KGaA (a)	1,694,523	50,612,944
Henkel AG & Co. KGaA	223,391	17,579,855
Mercedes-Benz Group AG	827,393	57,176,085
SAP SE	77,885	15,813,376
Siemens AG	171,500	31,897,138
thyssenkrupp AG	2,428,851	10,517,803
		538,632,328
Hong Kong — 2.8%
Prudential PLC	6,663,662	60,452,131
Indonesia — 0.5%
Bank Mandiri Persero Tbk. PT	30,568,500	11,415,444
Security Description	Shares	Value
Ireland — 0.7%
Smurfit Kappa Group PLC	316,600	$14,075,157
Italy — 3.6%
Intesa Sanpaolo SpA	11,669,900	43,574,451
Ryanair Holdings PLC (ADR) (b)	286,701	33,383,464
		76,957,915
Japan — 2.4%
Fujitsu Ltd.	1,924,100	30,231,218
Komatsu Ltd.	699,700	20,362,645
		50,593,863
Luxembourg — 1.3%
Eurofins Scientific SE (b)	540,004	26,847,241
Netherlands — 3.6%
Akzo Nobel NV	443,200	26,947,500
EXOR NV	301,952	31,469,920
Koninklijke Ahold Delhaize NV	613,700	18,113,731
		76,531,151
South Korea — 1.7%
NAVER Corp.	296,700	35,948,083
Spain — 1.2%
Amadeus IT Group SA	369,800	24,608,588
Sweden — 3.0%
Sandvik AB	791,400	15,908,461
SKF AB - B Shares	1,278,699	25,514,942
Volvo AB - B Shares	867,573	22,256,544
		63,679,947
Switzerland — 3.6%
Cie Financiere Richemont SA - Class A	102,713	16,030,291
Novartis AG	219,800	23,547,698
Schindler Holding AG (Participation Certificate)	39,356	9,861,275
Swatch Group AG	133,977	27,449,983
		76,889,247
United Kingdom — 12.5%
Ashtead Group PLC	406,100	27,058,002
Bunzl PLC	119,100	4,517,870
Compass Group PLC	547,000	14,892,633
Informa PLC	312,905	3,387,586
Lloyds Banking Group PLC	101,908,200	70,603,013
Reckitt Benckiser Group PLC	627,600	33,867,889
Schroders PLC	8,727,341	40,182,757
Smith & Nephew PLC	1,759,200	21,748,787
Smiths Group PLC	627,390	13,533,538
WPP PLC	3,962,506	36,325,045
		266,117,120
United States — 5.6%
CNH Industrial NV (b)	6,686,869	67,737,983
Holcim AG	166,240	14,744,445
See accompanying notes to financial statements.
BHFTI-224

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Roche Holding AG	133,800	$37,131,430
		119,613,858
Total Common Stocks (Cost $2,021,571,207)		2,025,887,408

Preferred Stocks—1.6%
South Korea — 1.6%
Samsung Electronics Co. Ltd. (Cost $39,371,248)	757,300	34,776,920

Short-Term Investments—2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24 with a maturity value of $52,645,689; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $53,679,680	52,627,050	52,627,050
Total Short-Term Investments (Cost $52,627,050)		52,627,050

Securities Lending Reinvestments (c)—1.4%
Repurchase Agreements — 1.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $5,002,213; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 08/06/24 - 05/15/50, and an aggregate market value of $5,100,004.	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $3,001,363; collateralized by various Common Stock with an aggregate market value of $3,345,413.	3,000,000	3,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $2,000,913; collateralized by various Common Stock with an aggregate market value of $2,230,275.	2,000,000	2,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $2,289,764; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $2,334,528.	2,288,753	2,288,753
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $6,002,660; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $6,120,000.	6,000,000	6,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,346,502.	3,000,000	$3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $100,046; collateralized by various Common Stock with an aggregate market value of $111,550.	100,000	100,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $125,056; collateralized by various Common Stock with an aggregate market value of $139,141.	125,000	125,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $3,002,275; collateralized by various Common Stock with an aggregate market value of $3,339,382.	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $4,001,807; collateralized by various Common Stock with an aggregate market value of $4,401,987.	4,000,000	4,000,000
		28,513,753

Mutual Funds — 0.0%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (d)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (d)	200,000	200,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (d)	100,000	100,000
		500,000
Total Securities Lending Reinvestments (Cost $29,013,753)		29,013,753
Total Investments — 101.0% (Cost $2,142,583,258)		2,142,305,131
Other assets and liabilities (net) — (1.0)%		(20,821,866)
Net Assets — 100.0%		$2,121,483,265

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $29,726,634 and the collateral received consisted of cash in the amount of
$29,013,753 and non-cash collateral with a value of $2,637,902. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
See accompanying notes to financial statements.
BHFTI-225

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Banks	9.4
Machinery	9.2
Pharmaceuticals	6.3
Textiles, Apparel & Luxury Goods	6.2
Automobiles	5.0
Insurance	4.9
Health Care Providers & Services	4.9
Broadline Retail	4.5
Financial Services	4.1
Hotels, Restaurants & Leisure	3.4
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$393,157,454	$0	$434,483,598
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(29,013,753)	$—	$—	$—	$(29,013,753)
Gross amount of recognized liabilities for securities lending transactions					$(29,013,753)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$56,888,847	$—	$56,888,847
Belgium	19,076,699	24,489,244	—	43,565,943
Canada	34,414,833	—	—	34,414,833
China	—	94,454,733	—	94,454,733
Denmark	—	36,833,246	—	36,833,246
France	—	317,367,733	—	317,367,733
Germany	—	538,632,328	—	538,632,328
Hong Kong	—	60,452,131	—	60,452,131
Indonesia	—	11,415,444	—	11,415,444
Ireland	—	14,075,157	—	14,075,157
Italy	33,383,464	43,574,451	—	76,957,915
Japan	—	50,593,863	—	50,593,863
Luxembourg	—	26,847,241	—	26,847,241
Netherlands	—	76,531,151	—	76,531,151
South Korea	—	35,948,083	—	35,948,083
Spain	—	24,608,588	—	24,608,588
Sweden	—	63,679,947	—	63,679,947
Switzerland	—	76,889,247	—	76,889,247
United Kingdom	—	266,117,120	—	266,117,120
See accompanying notes to financial statements.
BHFTI-226

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$67,737,983	$51,875,875	$—	$119,613,858
Total Common Stocks	154,612,979	1,871,274,429	—	2,025,887,408
Total Preferred Stocks*	—	34,776,920	—	34,776,920
Total Short-Term Investments*	—	52,627,050	—	52,627,050
Securities Lending Reinvestments
Mutual Funds	500,000	—	—	500,000
Repurchase Agreements	—	28,513,753	—	28,513,753
Total Securities Lending Reinvestments	500,000	28,513,753	—	29,013,753
Total Investments	$155,112,979	$1,987,192,152	$—	$2,142,305,131
Collateral for Securities Loaned (Liability)	$—	$(29,013,753)	$—	$(29,013,753)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,227,459,111
Gross unrealized appreciation	290,984,054
Gross unrealized (depreciation)	(376,138,034)
Net unrealized appreciation (depreciation)	$(85,153,980)
See accompanying notes to financial statements.
BHFTI-227

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$2,142,305,131
Cash denominated in foreign currencies (c)	964
Receivable for:
Investments sold	7,772,587
Fund shares sold	1,503,331
Dividends and interest	7,184,688
Prepaid expenses	17,354
Total Assets	2,158,784,055
Liabilities
Collateral for securities loaned	29,013,753
Payable for:
Investments purchased	5,843,561
Fund shares redeemed	460,006
Accrued Expenses:
Management fees	1,218,854
Distribution and service fees	151,300
Deferred trustees’ fees	197,576
Other expenses	415,740
Total Liabilities	37,300,790
Net Assets	$2,121,483,265
Net Assets Consist of:
Paid in surplus	$2,152,301,860
Distributable earnings (Accumulated losses)	(30,818,595)
Net Assets	$2,121,483,265
Net Assets
Class A	$1,379,531,209
Class B	684,736,984
Class E	57,215,072
Capital Shares Outstanding*
Class A	112,575,154
Class B	57,455,189
Class E	4,748,116
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.25
Class B	11.92
Class E	12.05

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,142,583,258.
(b)	Includes securities loaned at value of $29,726,634.
(c)	Identified cost of cash denominated in foreign currencies was $967.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$50,370,323
Interest	993,047
Securities lending income	123,971
Total investment income	51,487,341
Expenses
Management fees	8,596,832
Administration fees	49,044
Custodian and accounting fees	272,603
Distribution and service fees—Class B	902,465
Distribution and service fees—Class E	45,660
Audit and tax services	27,607
Legal	22,515
Trustees’ fees and expenses	35,665
Shareholder reporting	43,718
Insurance	10,115
Miscellaneous	18,488
Total expenses	10,024,712
Less management fee waiver	(1,018,809)
Net expenses	9,005,903
Net Investment Income	42,481,438
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	94,200,177
Foreign currency transactions	(124,893)
Net realized gain (loss)	94,075,284
Net change in unrealized appreciation (depreciation) on:
Investments	(233,814,391)
Foreign currency transactions	(170,324)
Net change in unrealized appreciation (depreciation)	(233,984,715)
Net realized and unrealized gain (loss)	(139,909,431)
Net Increase (Decrease) in Net Assets From Operations	$(97,427,993)

(a)	Net of foreign withholding taxes of $6,335,747.
See accompanying notes to financial statements.
BHFTI-228

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$42,481,438	$49,815,919
Net realized gain (loss)	94,075,284	29,731,297
Net change in unrealized appreciation (depreciation)	(233,984,715)	347,637,426
Increase (decrease) in net assets from operations	(97,427,993)	427,184,642
From Distributions to Shareholders
Class A	(33,229,053)	(31,678,421)
Class B	(15,142,240)	(14,394,127)
Class E	(1,303,511)	(1,325,286)
Total distributions	(49,674,804)	(47,397,834)
Increase (decrease) in net assets from capital share transactions	(39,404,264)	(406,131,605)
Total increase (decrease) in net assets	(186,507,061)	(26,344,797)
Net Assets
Beginning of period	2,307,990,326	2,334,335,123
End of period	$2,121,483,265	$2,307,990,326

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	583,782	$7,517,281	2,305,459	$28,730,861
Reinvestments	2,604,158	33,229,053	2,421,898	31,678,421
Redemptions	(3,854,557)	(50,520,329)	(27,951,649)	(356,791,169)
Net increase (decrease)	(666,617)	$(9,773,995)	(23,224,292)	$(296,381,887)
Class B
Sales	935,564	$11,612,498	2,335,787	$27,942,231
Reinvestments	1,220,164	15,142,240	1,130,725	14,394,127
Redemptions	(4,197,371)	(52,777,808)	(11,895,643)	(146,102,360)
Net increase (decrease)	(2,041,643)	$(26,023,070)	(8,429,131)	$(103,766,002)
Class E
Sales	169,811	$2,142,722	320,344	$3,958,353
Reinvestments	103,865	1,303,511	102,975	1,325,286
Redemptions	(556,155)	(7,053,432)	(909,602)	(11,267,355)
Net increase (decrease)	(282,479)	$(3,607,199)	(486,283)	$(5,983,716)
Increase (decrease) derived from capital shares transactions		$(39,404,264)		$(406,131,605)
See accompanying notes to financial statements.
BHFTI-229

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.11	$11.23	$14.50	$13.45	$13.61	$12.16
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.28	0.23	0.27	0.07	0.42
Net realized and unrealized gain (loss)	(0.81)	1.87	(2.53)	0.91	0.43	2.40
Total income (loss) from investment operations	(0.56)	2.15	(2.30)	1.18	0.50	2.82
Less Distributions
Distributions from net investment income	(0.30)	(0.27)	(0.30)	(0.13)	(0.37)	(0.33)
Distributions from net realized capital gains	0.00	0.00	(0.67)	0.00	(0.29)	(1.04)
Total distributions	(0.30)	(0.27)	(0.97)	(0.13)	(0.66)	(1.37)
Net Asset Value, End of Period	$12.25	$13.11	$11.23	$14.50	$13.45	$13.61
Total Return (%) (b)	(4.42) (c)	19.26	(15.78)	8.66	5.37	24.83
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82 (d)	0.82	0.81	0.81	0.81	0.81
Net ratio of expenses to average net assets (%) (e)	0.73 (d)	0.74	0.76	0.75	0.78	0.80
Ratio of net investment income (loss) to average net assets (%)	3.92 (d)	2.24	1.92	1.82	0.60	3.26
Portfolio turnover rate (%)	18 (c)	23	34	31	48	35
Net assets, end of period (in millions)	$1,379.5	$1,484.9	$1,532.0	$1,956.0	$2,075.7	$1,946.6

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.74	$10.92	$14.12	$13.10	$13.27	$11.88
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.24	0.19	0.23	0.04	0.38
Net realized and unrealized gain (loss)	(0.78)	1.82	(2.46)	0.88	0.42	2.34
Total income (loss) from investment operations	(0.55)	2.06	(2.27)	1.11	0.46	2.72
Less Distributions
Distributions from net investment income	(0.27)	(0.24)	(0.26)	(0.09)	(0.34)	(0.29)
Distributions from net realized capital gains	0.00	0.00	(0.67)	0.00	(0.29)	(1.04)
Total distributions	(0.27)	(0.24)	(0.93)	(0.09)	(0.63)	(1.33)
Net Asset Value, End of Period	$11.92	$12.74	$10.92	$14.12	$13.10	$13.27
Total Return (%) (b)	(4.48) (c)	18.95	(16.00)	8.44	5.12	24.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.07 (d)	1.07	1.06	1.06	1.06	1.06
Net ratio of expenses to average net assets (%) (e)	0.98 (d)	0.99	1.01	1.00	1.03	1.05
Ratio of net investment income (loss) to average net assets (%)	3.65 (d)	1.98	1.68	1.58	0.34	3.01
Portfolio turnover rate (%)	18 (c)	23	34	31	48	35
Net assets, end of period (in millions)	$684.7	$758.2	$741.5	$952.6	$1,028.8	$1,039.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-230

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.89	$11.04	$14.27	$13.24	$13.40	$11.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.26	0.21	0.24	0.04	0.40
Net realized and unrealized gain (loss)	(0.79)	1.84	(2.49)	0.90	0.44	2.36
Total income (loss) from investment operations	(0.56)	2.10	(2.28)	1.14	0.48	2.76
Less Distributions
Distributions from net investment income	(0.28)	(0.25)	(0.28)	(0.11)	(0.35)	(0.31)
Distributions from net realized capital gains	0.00	0.00	(0.67)	0.00	(0.29)	(1.04)
Total distributions	(0.28)	(0.25)	(0.95)	(0.11)	(0.64)	(1.35)
Net Asset Value, End of Period	$12.05	$12.89	$11.04	$14.27	$13.24	$13.40
Total Return (%) (b)	(4.42) (c)	19.05	(15.93)	8.52	5.24	24.60
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97 (d)	0.97	0.96	0.96	0.96	0.96
Net ratio of expenses to average net assets (%) (e)	0.88 (d)	0.89	0.91	0.90	0.93	0.95
Ratio of net investment income (loss) to average net assets (%)	3.73 (d)	2.09	1.79	1.68	0.42	3.12
Portfolio turnover rate (%)	18 (c)	23	34	31	48	35
Net assets, end of period (in millions)	$57.2	$64.8	$60.9	$81.1	$85.5	$91.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-231

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024
U.S. Treasury & Government Agencies—5.0% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 5.0%
U.S. Treasury Floating Rate Notes
5.342%, 3M USTBMM + 0.037%, 07/31/24 (a)	29,400,000	$29,394,092
5.455%, 3M USTBMM + 0.150%, 04/30/26 (a)	26,100,000	26,102,798
Total U.S. Treasury & Government Agencies (Cost $55,500,000)		55,496,890

Corporate Bonds & Notes—2.1%
Commercial Services — 1.6%
Altoona-Blair County Development Corp.
5.400%, 09/01/38 (144A) (a)	17,850,000	17,850,000
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
5.816%, SOFR + 0.450%, 11/14/24 (a)	5,000,000	5,004,337
Total Corporate Bonds & Notes (Cost $22,850,000)		22,854,337

Municipals—0.9%
New York State Housing Finance Agency
5.320%, 11/01/46 (a) (Cost $9,450,000)	9,450,000	9,450,000

Short-Term Investments—87.6%
Certificates of Deposit—5.6%
Bank of Montreal
5.650%, SOFR + 0.310%, 03/19/25 (a)	10,000,000	10,004,160
BNP Paribas SA
5.950%, 09/12/24	14,800,000	14,809,476
Citibank NA
6.000%, 09/20/24	5,000,000	5,003,782
Korea Development Bank
5.570%, SOFR + 0.230%, 12/20/24 (a)	9,000,000	9,000,828
MUFG Bank Ltd.
5.540%, SOFR + 0.200%, 01/14/25 (a)	15,000,000	15,001,680
Toronto-Dominion Bank
5.500%, 12/03/24	7,200,000	7,196,627
		61,016,553
Commercial Paper—57.4%
Anglesea Funding LLC
5.580%, OBFR + 0.260%, 10/30/24 (144A) (a)	15,000,000	15,000,474
Australia & New Zealand Banking Group Ltd.
5.680%, SOFR + 0.340%, 01/08/25 (144A) (a)	10,000,000	10,007,207
Banque et Caisse d'Epargne de l'Etat
5.307%, 08/20/24 (b)	12,000,000	11,905,453
Barclays Bank PLC
Zero Coupon, 07/01/24	7,325,000	7,321,758
5.329%, 08/01/24 (144A) (b)	5,500,000	5,472,157
5.650%, SOFR + 0.310%, 11/05/24 (144A) (a)	10,000,000	10,003,180
CDP Financial, Inc.
5.680%, SOFR + 0.340%, 01/09/25 (144A) (a)	8,000,000	8,005,920
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Collateralized Commercial Paper FLEX Co. LLC
5.690%, SOFR + 0.350%, 02/11/25 (144A) (a)	9,000,000	$9,002,169
Dexia SA
5.483%, 09/25/24 (144A) (b)	15,000,000	14,799,076
Eli Lilly & Co.
4.818%, 07/09/24 (144A) (b)	16,000,000	15,974,082
Export Development Canada
5.390%, 09/25/24 (b)	15,000,000	14,805,325
Federation des Caisses Desjardins du Quebec
5.230%, 07/23/24 (b)	15,000,000	14,944,225
FMS Wertmanagement
4.870%, 07/10/24 (144A) (b)	15,000,000	14,973,566
Honeywell International, Inc.
5.210%, 08/01/24 (144A) (b)	3,000,000	2,984,919
Johnson & Johnson
5.377%, 09/11/24 (b)	16,000,000	15,823,000
Lexington Parker Capital Co. LLC
5.520%, SOFR + 0.180%, 08/02/24 (144A) (a)	15,500,000	15,500,294
LMA-Americas LLC
2.713%, 07/02/24 (144A) (b)	15,700,000	15,690,652
5.385%, 08/19/24 (144A) (b)	7,000,000	6,945,272
L'Oreal SA
5.176%, 07/23/24 (b)	15,000,000	14,944,468
LVMH Moet Hennessy Louis Vuitton SE
5.007%, 07/15/24 (b)	15,000,000	14,962,359
LVMH Moet Hennessy Louis Vuitton, Inc.
5.352%, 08/12/24 (144A) (b)	13,000,000	12,913,387
Macquarie Bank Ltd.
5.285%, 07/25/24 (b)	14,000,000	13,943,328
Microsoft Corp.
5.270%, 08/09/24 (144A) (b)	17,110,000	17,004,443
Mountcliff Funding LLC
5.417%, 08/23/24 (144A) (b)	7,500,000	7,436,876
Nestle Finance International Ltd.
3.604%, 07/03/24 (144A) (b)	10,000,000	9,992,470
5.391%, 09/05/24 (144A) (b)	11,800,000	11,681,036
New York Life Capital Corp.
5.343%, 08/22/24 (b)	8,046,000	7,980,202
New York Life Short Term Funding LLC
5.236%, 07/24/24 (144A) (b)	14,300,000	14,244,783
Novartis Finance Corp.
5.175%, 07/22/24 (144A) (b)	27,800,000	27,701,514
Pacific Life Short Term Funding LLC
5.236%, 07/25/24 (b)	8,100,000	8,067,470
5.310%, 08/09/24 (144A) (b)	4,600,000	4,571,213
5.419%, 09/17/24 (b)	6,200,000	6,124,991
Pfizer, Inc.
5.409%, 10/01/24 (b)	10,800,000	10,647,449
Procter & Gamble Co.
4.911%, 07/11/24 (144A) (b)	20,500,000	20,460,878
PSP Capital, Inc.
5.104%, 07/19/24 (b)	16,000,000	15,950,701
Sanofi SA
4.861%, 07/10/24 (b)	16,500,000	16,470,785
5.412%, 09/13/24 (b)	17,000,000	16,805,529
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-232

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024
Short-Term Investments—(Continued)
Security Description	Principal Amount*/ Shares	Value
Commercial Paper—(Continued)
Sheffield Receivables Co. LLC
5.311%, 09/03/24 (144A) (b)	8,000,000	$7,919,486
Siemens Capital Co. LLC
5.197%, 07/30/24 (144A) (b)	12,000,000	11,943,666
5.233%, 07/31/24 (144A) (b)	11,000,000	10,946,740
5.310%, 08/16/24 (b)	11,000,000	10,920,757
Sumitomo Mitsui Trust Bank Ltd.
5.424%, 08/28/24 (b)	20,000,000	19,819,245
Thunder Bay Funding LLC
5.793%, 10/16/24 (144A) (b)	10,000,000	9,834,380
TotalEnergies Capital SA
5.404%, 09/09/24 (144A) (b)	11,200,000	11,077,780
Toyota Motor Credit Corp.
4.773%, 07/09/24 (b)	12,000,000	11,980,585
5.473%, 11/12/24 (b)	20,000,000	19,599,364
Unilever Capital Corp.
4.818%, 07/09/24 (b)	15,000,000	14,975,656
Unilever Finance Netherlands BV
5.363%, 08/22/24 (b)	11,150,000	11,059,091
Versailles Commercial Paper LLC
5.510%, SOFR + 0.170%, 08/05/24 (144A) (a)	14,000,000	14,000,112
Walmart, Inc.
4.729%, 07/08/24 (144A) (b)	15,000,000	14,977,964
		630,117,437

Mutual Funds—22.6%
Invesco U.S. Dollar Liquidity Portfolio, Agency Class, 5.500% (c) (d)	187,871,226	187,871,226
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (c) (d)	36,625,629	36,625,629
STIT-Treasury Portfolio, Institutional Class, 5.210% (c) (d)	23,647,277	23,647,277
		248,144,132

Security Description	Principal Amount*	Value

U.S. Treasury—2.0%
U.S. Treasury Bill
4.894%, 07/25/24 (b)	22,100,000	$22,022,871
Total Short-Term Investments (Cost $961,505,587)		961,300,993
Total Investments—95.6% (Cost $1,049,305,587)		1,049,102,220
Other assets and liabilities (net)—4.4%		47,742,996
Net Assets—100.0%		$1,096,845,216

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$368,915,696, which is 33.6% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of June 30, 2024
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$184,975,721	$96,453,225	$(93,557,720)	$187,871,226
STIT-Government & Agency Portfolio, Institutional Class	46,990,417	147,290,469	(157,655,257)	36,625,629
STIT-Treasury Portfolio, Institutional Class	30,557,136	98,193,646	(105,103,505)	23,647,277
	$262,523,274	$341,937,340	$(356,316,482)	$248,144,132

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$5,221,933	187,871,226
STIT-Government & Agency Portfolio, Institutional Class	1,024,607	36,625,629
STIT-Treasury Portfolio, Institutional Class	655,156	23,647,277
	$6,901,696
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-233

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$26,100,000	$0	$30 ,700,000	$250,000
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/16/24	1,335	AUD	151,614,575	$(1,134,955)
Brent Crude Oil Futures	10/31/24	216	USD	17,904,240	1,244,170
Canada Government Bond 10 Year Futures	09/18/24	1,160	CAD	139,281,200	686,314
Euro STOXX 50 Index Futures	09/20/24	945	EUR	46,550,700	16,082
Euro-Bund Futures	09/06/24	596	EUR	78,445,520	102,029
FTSE 100 Index Futures	09/20/24	548	GBP	45,001,760	34,141
Japanese Government 10 Year Bond Futures	09/12/24	104	JPY	14,857,440,000	(102,935)
MSCI Emerging Markets Index Mini Futures	09/20/24	1,310	USD	71,277,100	590,367
New York Harbor ULSD Futures	11/29/24	211	USD	22,612,279	595,280
RBOB Gasoline Futures	07/31/24	206	USD	21,642,978	875,949
Russell 2000 Index E-Mini Futures	09/20/24	515	USD	53,173,750	648,431
S&P 500 Index E-Mini Future	09/20/24	119	USD	32,852,925	109,887
Silver Futures	09/26/24	116	USD	17,144,800	(513,025)
TOPIX Index Futures	09/12/24	390	JPY	10,960,950,000	916,820
U.K. Long Gilt Bond Futures	09/26/24	878	GBP	85,666,460	606,415
U.S. Treasury Long Bond Futures	09/19/24	484	USD	57,263,250	925,685
WTI Crude Oil Futures	10/22/24	104	USD	8,216,000	634,045
Net Unrealized Appreciation					$6,234,700
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.170%	Monthly	04/08/25	BBP	Barclays Copper Excess Return Index	USD	12,054,674	$(39,942)	$—	$(39,942)
Pay	0.190%	Monthly	02/18/25	BBP	Barclays Soybeans Seasonal Index	USD	7,608,566	(176,706)	—	(176,706)
Pay	0.190%	Monthly	02/20/25	BBP	Barclays Soymeal Seasonal Excess Return Index	USD	4,560,580	(124,292)	—	(124,292)
Pay	0.200%	Monthly	06/24/25	CG	Cargill Coffee Front Month Excess Return Index	USD	5,590,865	(223,638)	—	(223,638)
Pay	0.120%	Monthly	12/09/24	CG	Cargill Gold Excess Return Index	USD	2,477,903	(53,167)	—	(53,167)
Pay	0.210%	Monthly	03/31/25	CG	Cargill Lean Hogs Seasonal Index	USD	525,530	(25,418)	—	(25,418)
Pay	0.210%	Monthly	11/01/24	CG	Cargill Live Cattle Seasonal Index	USD	1,505,250	21,390	—	21,390
Pay	0.240%	Monthly	02/13/25	CG	Cargill Soybean Oil Seasonal Index	USD	7,965,015	(168,799)	—	(168,799)
Pay	0.200%	Monthly	02/10/25	CG	Cargill Sugar Excess Return Index	USD	13,438,744	853,806	—	853,806
Pay	0.220%	Monthly	12/02/24	CG	Cargill Wheat Chicago Seasonal Index	USD	4,876,476	(639,294)	—	(639,294)
Pay	0.270%	Monthly	02/05/25	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	21,397,585	(205,037)	—	(205,037)
Pay	0.280%	Monthly	02/10/25	CIBC	CIBC Seasonal Cotton Index	USD	6,088,556	21,854	—	21,854
Pay	0.260%	Monthly	02/13/25	CIBC	CIBC Soybean Oil Commodity Index	USD	1,237,161	(5,167)	—	(5,167)
Pay	0.140%	Monthly	02/20/25	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	9,221,734	(441,909)	—	(441,909)
Pay	0.180%	Monthly	07/08/24	GSI	Goldman Sachs Corn Enhanced Excess Return Index	USD	1,138,849	(108,763)	—	(108,763)
Pay	0.200%	Monthly	07/08/24	GSI	Goldman Sachs Wheat Chicago Seasonal Index	USD	2,281,608	(261,200)	—	(261,200)
Pay	0.250%	Monthly	07/22/24	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	23,850,532	69,649	—	69,649
Pay	0.090%	Monthly	07/22/24	JPMC	JPMorgan Gold S&P Excess Return Index	USD	15,572,753	(31,883)	—	(31,883)
Pay	0.300%	Monthly	02/07/25	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	15,042,636	137,471	—	137,471
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-234

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024
OTC Total Return Swap Contracts — (Continued)
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.170%	Monthly	02/20/25	MBL	Macquarie Soymeal Front Excess Return Index	USD	8,972,151	$(188,501)	$—	$(188,501)
Pay	0.280%	Monthly	09/25/24	MLI	Merrill Lynch Aluminum Excess Return Index	USD	4,648,240	—	—	—
Pay	0.120%	Monthly	02/10/25	MLI	Merrill Lynch Corn Seasonal Excess Return Index	USD	4,620,264	—	—	—
Pay	0.180%	Monthly	02/10/25	MLI	Merrill Lynch Cotton Seasonal Excess Return Index	USD	6,081,601	—	—	—
Pay	0.120%	Monthly	06/24/25	MLI	Merrill Lynch Gold Excess Return Index	USD	19,490,837	(39,912)	—	(39,912)
Pay	0.250%	Monthly	06/20/25	MLI	MLCX Natural Gas Excess Return Index	USD	9,301,427	(416,998)	—	(416,998)
Pay	0.180%	Monthly	12/02/24	RBC	RBC Coffee Front Month Excess Return Index	USD	7,190,792	—	—	—
Pay	0.280%	Monthly	02/10/25	RBC	RBC Enhanced Cotton Seasonal Excess Return Index	USD	5,049,940	—	—	—
Pay	0.180%	Monthly	02/18/25	RBC	RBC Enhanced Soybean Excess Return Index	USD	7,565,119	—	—	—
Pay	0.200%	Monthly	02/10/25	RBC	RBC Enhanced Sugar Excess Return Index	USD	7,114,376	—	—	—
Pay	0.300%	Monthly	06/25/25	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	15,259,718	56,914	—	56,914
Pay	0.250%	Monthly	07/08/24	GSI	S&P GSCI Soybean Oil Excess Return Index	USD	7,749,306	(77,085)	—	(77,085)
Pay	0.140%	Monthly	07/08/24	GSI	S&P GSCI Soybeans Excess Return Strategy Index	USD	2,682,744	(121,970)	—	(121,970)
Totals								$(2,188,597)	$—	$(2,188,597)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Cash in the amount of $190,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	OTC swap contracts at market value (a)	$1,161,084	OTC swap contracts at market value (a)	$3,349,681
	Unrealized appreciation on futures contracts (b) (c)	3,349,444	Unrealized depreciation on futures contracts (b) (c)	513,025
Equity	Unrealized appreciation on futures contracts (b) (c)	2,315,728
Interest Rate	Unrealized appreciation on futures contracts (b) (c)	2,320,443	Unrealized depreciation on futures contracts (b) (c)	1,237,890
Total		$9,146,699		$5,100,596

(a)	Excludes OTC swap interest payable of $17,998.
(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Canadian Imperial Bank of Commerce	$21,854	$(21,854)	$—	$—
Cargill, Inc.	875,196	(875,196)	—	—
JPMorgan Chase Bank NA	69,649	(31,883)	—	37,766
Macquarie Bank, Ltd.	137,471	(137,471)	—	—
Morgan Stanley Capital Services LLC	56,914	—	—	56,914
	$1,161,084	$(1,066,404)	$—	$94,680
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-235

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$340,940	$—	$(340,940)	$—
Canadian Imperial Bank of Commerce	652,113	(21,854)	(360,000)	270,259
Cargill, Inc.	1,110,316	(875,196)	(235,120)	—
Goldman Sachs International	569,018	—	(569,018)	—
JPMorgan Chase Bank NA	31,883	(31,883)	—	—
Macquarie Bank, Ltd.	188,501	(137,471)	(51,030)	—
Merrill Lynch International	456,910	—	(456,910)	—
	$3,349,681	$(1,066,404)	$(2,013,018)	$270,259

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(6,103,004)	$35,351,243	$4,595,236	$33,843,475
Swap contracts	—	—	4,608,122	4,608,122
	$(6,103,004)	$35,351,243	$9,203,358	$38,451,597

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(16,570,765)	$(6,315,973)	$5,895,775	$(16,990,963)
Swap contracts	—	—	173,720	173,720
	$(16,570,765)	$(6,315,973)	$6,069,495	$(16,817,243)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,088,700,590
Swap contracts	240,854,518

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$55,496,890	$—	$55,496,890
Total Corporate Bonds & Notes*	—	22,854,337	—	22,854,337
Total Municipals*	—	9,450,000	—	9,450,000
Short-Term Investments
Certificates of Deposit	—	61,016,553	—	61,016,553
Commercial Paper	—	630,117,437	—	630,117,437
Mutual Funds	248,144,132	—	—	248,144,132
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-236

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
U.S. Treasury	$—	$22,022,871	$—	$22,022,871
Total Short-Term Investments	248,144,132	713,156,861	—	961,300,993
Total Investments	$248,144,132	$800,958,088	$—	$1,049,102,220
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,985,615	$—	$—	$7,985,615
Futures Contracts (Unrealized Depreciation)	(1,750,915)	—	—	(1,750,915)
Total Futures Contracts	$6,234,700	$—	$—	$6,234,700
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,161,084	$—	$1,161,084
OTC Swap Contracts at Value (Liabilities)	—	(3,349,681)	—	(3,349,681)
Total OTC Swap Contracts	$—	$(2,188,597)	$—	$(2,188,597)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,049,305,578
Gross unrealized appreciation	9,188,449
Gross unrealized (depreciation)	(5,345,718)
Net unrealized appreciation (depreciation)	$3,842,731
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-237

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2024
Assets
Investments at value (a)	$800,958,088
Affiliated investments at value (b)	248,144,132
Cash	2,613,890
Cash collateral (c)	47,045,000
OTC swap contracts at market value	1,161,084
Receivable for:
OTC swap contracts	830,932
Fund shares sold	41
Interest	2,500,437
Dividends on affiliated investments	987,172
Prepaid expenses	8,458
Total Assets	1,104,249,234
Liabilities
OTC swap contracts at market value	3,349,681
Payable for:
OTC swap contracts	1,457,854
Fund shares redeemed	843,690
Variation margin on futures contracts	569,459
Interest on OTC swap contracts	17,998
Accrued Expenses:
Management fees	569,885
Distribution and service fees	225,519
Deferred trustees’ fees	177,994
Other expenses	191,938
Total Liabilities	7,404,018
Net Assets	$1,096,845,216
Net Assets Consist of:
Paid in surplus	$1,163,425,991
Distributable earnings (Accumulated losses)	(66,580,775)
Net Assets	$1,096,845,216
Net Assets
Class B	$1,096,845,216
Capital Shares Outstanding*
Class B	131,929,670
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $801,161,455.
(b)	Identified cost of affiliated investments was $248,144,132.
(c)	Includes collateral of $43,955,000 for futures contracts and $3,090,000 for OTC swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2024
Investment Income
Dividends from affiliated investments	$6,901,696
Interest	23,104,553
Total investment income	30,006,249
Expenses
Management fees	3,556,060
Administration fees	44,211
Custodian and accounting fees	73,603
Distribution and service fees—Class B	1,378,094
Audit and tax services	51,510
Legal	27,764
Trustees’ fees and expenses	35,664
Shareholder reporting	18,628
Insurance	5,094
Miscellaneous	13,193
Total expenses	5,203,821
Less management fee waiver	(76,450)
Net expenses	5,127,371
Net Investment Income	24,878,878
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	61
Futures contracts	33,843,475
Swap contracts	4,608,122
Foreign currency transactions	(210,487)
Net realized gain (loss)	38,241,171
Net change in unrealized appreciation (depreciation) on:
Investments	(162,683)
Futures contracts	(16,990,963)
Swap contracts	173,720
Foreign currency transactions	145,735
Net change in unrealized appreciation (depreciation)	(16,834,191)
Net realized and unrealized gain (loss)	21,406,980
Net Increase (Decrease) in Net Assets From Operations	$46,285,858
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-238

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$24,878,878	$48,665,390
Net realized gain (loss)	38,241,171	(26,385,228)
Net change in unrealized appreciation (depreciation)	(16,834,191)	49,462,887
Increase (decrease) in net assets from operations	46,285,858	71,743,049
From Distributions to Shareholders
Class B	(16,204,335)	(38,243,418)
Total distributions	(16,204,335)	(38,243,418)
Increase (decrease) in net assets from capital share transactions	(52,464,643)	(96,096,954)
Total increase (decrease) in net assets	(22,383,120)	(62,597,323)
Net Assets
Beginning of period	1,119,228,336	1,181,825,659
End of period	$1,096,845,216	$1,119,228,336

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	1,459,945	$12,124,751	3,632,512	$28,829,041
Reinvestments	1,945,298	16,204,335	4,921,933	38,243,418
Redemptions	(9,774,173)	(80,793,729)	(20,584,071)	(163,169,413)
Net increase (decrease)	(6,368,930)	$(52,464,643)	(12,029,626)	$(96,096,954)
Increase (decrease) derived from capital shares transactions		$(52,464,643)		$(96,096,954)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-239

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.09	$7.86	$10.23	$9.91	$10.11	$8.77
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.34	0.06	(0.08)	(0.02)	0.13
Net realized and unrealized gain (loss)	0.15	0.16	(1.28)	1.03	0.87	1.21
Total income (loss) from investment operations	0.34	0.50	(1.22)	0.95	0.85	1.34
Less Distributions
Distributions from net investment income	(0.12)	(0.27)	(0.59)	(0.32)	(0.53)	0.00
Distributions from net realized capital gains	0.00	0.00	(0.56)	(0.31)	(0.52)	0.00
Total distributions	(0.12)	(0.27)	(1.15)	(0.63)	(1.05)	0.00
Net Asset Value, End of Period	$8.31	$8.09	$7.86	$10.23	$9.91	$10.11
Total Return (%) (b)	4.25 (c)	6.44	(12.41)	9.69	10.14	15.28
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (d)	0.94	0.92	0.92	0.93	0.92
Net ratio of expenses to average net assets (%) (e) (f)	0.93 (d)	0.92	0.90	0.90	0.90	0.89
Ratio of net investment income (loss) to average net assets (%)	4.51 (d)	4.22	0.62	(0.80)	(0.22)	1.40
Portfolio turnover rate (%)	29 (c)	23	132	57	147	44
Net assets, end of period (in millions)	$1,096.8	$1,119.2	$1,181.8	$1,398.1	$1,403.2	$1,445.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2024 and each of the years ended December 31, 2023 through 2019 (see Note 6 of the Notes to Financial Statements).

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-240

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.2%
General Electric Co.	137,524	$21,862,190
Textron, Inc.	239,939	20,601,163
		42,463,353
Air Freight & Logistics — 2.2%
FedEx Corp. (a)	141,984	42,572,483
Automobiles — 0.2%
General Motors Co.	90,127	4,187,300
Banks — 12.8%
Bank of America Corp.	1,391,392	55,335,660
Citigroup, Inc.	462,287	29,336,733
Citizens Financial Group, Inc.	733,486	26,427,501
Fifth Third Bancorp	711,522	25,963,438
Huntington Bancshares, Inc.	1,809,525	23,849,539
M&T Bank Corp.	138,792	21,007,557
Wells Fargo & Co.	1,065,291	63,267,632
		245,188,060
Beverages — 2.1%
Coca-Cola Co.	272,868	17,368,048
Keurig Dr Pepper, Inc.	660,757	22,069,284
		39,437,332
Biotechnology — 0.6%
AbbVie, Inc.	62,233	10,674,204
Broadline Retail — 1.3%
eBay, Inc. (a)	449,775	24,161,913
Building Products — 1.9%
Johnson Controls International PLC (a)	558,337	37,112,660
Capital Markets — 3.4%
Goldman Sachs Group, Inc.	54,255	24,540,621
Morgan Stanley (a)	135,104	13,130,758
State Street Corp.	374,336	27,700,864
		65,372,243
Chemicals — 2.0%
CF Industries Holdings, Inc.	227,435	16,857,482
Corteva, Inc.	384,275	20,727,794
		37,585,276
Communications Equipment — 2.9%
Cisco Systems, Inc.	712,197	33,836,480
F5, Inc. (b)	125,128	21,550,795
		55,387,275
Consumer Staples Distribution & Retail — 1.2%
Sysco Corp. (a)	317,495	22,665,968
Containers & Packaging — 1.3%
International Paper Co. (a)	588,286	25,384,541
Security Description	Shares	Value
Electrical Equipment — 3.2%
Eaton Corp. PLC	99,808	$31,294,798
Emerson Electric Co.	272,653	30,035,455
		61,330,253
Entertainment — 1.5%
Walt Disney Co.	197,147	19,574,725
Warner Bros Discovery, Inc. (b)	1,168,145	8,690,999
		28,265,724
Food Products — 1.3%
Kraft Heinz Co.	556,402	17,927,273
Tyson Foods, Inc. - Class A (a)	119,451	6,825,430
		24,752,703
Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	276,381	9,244,944
Becton Dickinson & Co.	66,707	15,590,093
Dentsply Sirona, Inc. (a)	238,709	5,946,241
GE HealthCare Technologies, Inc. (a)	48,369	3,768,913
Medtronic PLC	227,081	17,873,546
		52,423,737
Health Care Providers & Services — 6.3%
CVS Health Corp.	421,379	24,886,644
Elevance Health, Inc.	83,313	45,143,982
Henry Schein, Inc. (a) (b)	258,545	16,572,735
Humana, Inc.	44,714	16,707,386
Universal Health Services, Inc. - Class B	89,056	16,469,126
		119,779,873
Hotels, Restaurants & Leisure — 2.2%
Las Vegas Sands Corp.	470,040	20,799,270
Starbucks Corp.	273,877	21,321,324
		42,120,594
Household Products — 2.2%
Kimberly-Clark Corp.	177,552	24,537,687
Reckitt Benckiser Group PLC	339,831	18,338,685
		42,876,372
Insurance — 2.6%
Allstate Corp.	125,276	20,001,566
American International Group, Inc.	409,625	30,410,560
		50,412,126
Interactive Media & Services — 4.5%
Alphabet, Inc. - Class A	221,698	40,382,291
Meta Platforms, Inc. - Class A	90,836	45,801,328
		86,183,619
IT Services — 2.0%
Cognizant Technology Solutions Corp. - Class A (a)	335,062	22,784,216
DXC Technology Co. (a) (b)	837,460	15,987,111
		38,771,327
See accompanying notes to financial statements.
BHFTI-241

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—3.9%
Security Description	Shares	Value
Machinery — 2.4%
Caterpillar, Inc.	73,541	$24,496,507
Westinghouse Air Brake Technologies Corp.	137,629	21,752,264
		46,248,771
Media — 2.2%
Charter Communications, Inc. - Class A (a) (b)	82,414	24,638,489
Comcast Corp. - Class A	472,054	18,485,635
		43,124,124
Multi-Utilities — 1.3%
Dominion Energy, Inc. (a)	502,455	24,620,295
Oil, Gas & Consumable Fuels — 10.3%
Cheniere Energy, Inc.	101,690	17,778,463
Chevron Corp. (a)	266,272	41,650,266
ConocoPhillips	144,065	16,478,155
Exxon Mobil Corp.	317,187	36,514,567
Hess Corp.	115,211	16,995,927
Marathon Oil Corp.	639,559	18,336,156
Shell PLC (ADR)	109,981	7,938,429
Suncor Energy, Inc.	1,070,731	40,794,851
		196,486,814
Pharmaceuticals — 6.3%
AstraZeneca PLC	137,741	21,473,269
Bristol-Myers Squibb Co.	301,815	12,534,377
Johnson & Johnson	170,830	24,968,513
Merck & Co., Inc.	238,422	29,516,643
Sanofi SA (ADR)	654,044	31,734,215
		120,227,017
Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	624,447	19,339,124
NXP Semiconductors NV	103,115	27,747,215
QUALCOMM, Inc.	144,965	28,874,129
		75,960,468
Software — 2.9%
Microsoft Corp.	122,974	54,963,229
Specialized REITs — 0.4%
SBA Communications Corp.	35,688	7,005,554
Tobacco — 2.7%
Philip Morris International, Inc.	506,254	51,298,718
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	83,165	14,652,010
Total Common Stocks (Cost $1,368,945,147)		1,833,695,936

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—3.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $74,785,720; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $76,254,478	74,759,243	$74,759,243
Total Short-Term Investments (Cost $74,759,243)		74,759,243

Securities Lending Reinvestments (c)—4.5%
Repurchase Agreements—2.9%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $2,000,885; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 08/06/24 - 05/15/50, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $8,003,633; collateralized by various Common Stock with an aggregate market value of $8,921,102	8,000,000	8,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $4,316,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $4,400,412	4,314,129	4,314,129
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $15,006,650; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $15,300,001	15,000,000	15,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $7,603,477; collateralized by various Common Stock with an aggregate market value of $8,477,833	7,600,000	7,600,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $10,479,731; collateralized by various Common Stock with an aggregate market value of $11,660,010	10,475,000	10,475,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $6,402,891; collateralized by various Common Stock with an aggregate market value of $7,043,180	6,400,000	6,400,000
		54,789,129

Mutual Funds—1.6%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (d)	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTI-242

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (d)	400,000	$400,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (d)	8,000,000	8,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (d)	8,000,000	8,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (d)	5,000,000	5,000,000
		31,400,000
Total Securities Lending Reinvestments (Cost $86,189,129)		86,189,129
Total Investments—104.3% (Cost $1,529,893,519)		1,994,644,308
Other assets and liabilities (net)—(4.3)%		(81,914,416)
Net Assets—100.0%		$1,912,729,892

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $150,121,129 and the collateral received consisted of cash in the amount of $86,189,129 and non-cash collateral with a value of $66,343,528. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$140,071,584	$0	$309,130,855
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(86,189,129)	$—	$—	$—	$(86,189,129)
Gross amount of recognized liabilities for securities lending transactions					$(86,189,129)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	919,976	CIBC	07/12/24	USD	670,043	$2,586
EUR	334,338	CIBC	07/12/24	USD	358,217	8
EUR	583,762	DBAG	07/12/24	USD	625,222	247
EUR	426,934	GSI	07/12/24	USD	458,662	(1,225)

Contracts to Deliver
CAD	689,961	DBAG	07/12/24	USD	504,247	(209)
CAD	28,081,005	RBC	07/12/24	USD	20,494,511	(36,564)
See accompanying notes to financial statements.
BHFTI-243

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	557,640	GSI	07/12/24	USD	598,046	$565
EUR	384,105	RBC	07/12/24	USD	410,376	(1,172)
EUR	298,354	RBC	07/12/24	USD	320,675	1,004
EUR	14,865,592	RBC	07/12/24	USD	16,115,134	187,445
GBP	18,894,223	RBC	07/12/24	USD	24,052,345	166,750
Net Unrealized Appreciation						$319,435
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$358,605	Unrealized depreciation on forward foreign currency exchange contracts	$39,170
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Canadian Imperial Bank of Commerce	$2,594	$—	$—	$2,594
Deutsche Bank AG	247	(209)	—	38
Goldman Sachs International	565	(565)	—	—
Royal Bank of Canada	355,199	(37,736)	—	317,463
	$358,605	$(38,510)	$—	$320,095
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Deutsche Bank AG	$209	$(209)	$—	$—
Goldman Sachs International	1,225	(565)	—	660
Royal Bank of Canada	37,736	(37,736)	—	—
	$39,170	$(38,510)	$—	$660

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$644,545
See accompanying notes to financial statements.
BHFTI-244

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$746,490
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$58,712,050

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$42,463,353	$—	$—	$42,463,353
Air Freight & Logistics	42,572,483	—	—	42,572,483
Automobiles	4,187,300	—	—	4,187,300
Banks	245,188,060	—	—	245,188,060
Beverages	39,437,332	—	—	39,437,332
Biotechnology	10,674,204	—	—	10,674,204
Broadline Retail	24,161,913	—	—	24,161,913
Building Products	37,112,660	—	—	37,112,660
Capital Markets	65,372,243	—	—	65,372,243
Chemicals	37,585,276	—	—	37,585,276
Communications Equipment	55,387,275	—	—	55,387,275
Consumer Staples Distribution & Retail	22,665,968	—	—	22,665,968
Containers & Packaging	25,384,541	—	—	25,384,541
Electrical Equipment	61,330,253	—	—	61,330,253
Entertainment	28,265,724	—	—	28,265,724
Food Products	24,752,703	—	—	24,752,703
Health Care Equipment & Supplies	52,423,737	—	—	52,423,737
Health Care Providers & Services	119,779,873	—	—	119,779,873
Hotels, Restaurants & Leisure	42,120,594	—	—	42,120,594
Household Products	24,537,687	18,338,685	—	42,876,372
Insurance	50,412,126	—	—	50,412,126
Interactive Media & Services	86,183,619	—	—	86,183,619
IT Services	38,771,327	—	—	38,771,327
Machinery	46,248,771	—	—	46,248,771
Media	43,124,124	—	—	43,124,124
Multi-Utilities	24,620,295	—	—	24,620,295
Oil, Gas & Consumable Fuels	196,486,814	—	—	196,486,814
Pharmaceuticals	98,753,748	21,473,269	—	120,227,017
Semiconductors & Semiconductor Equipment	75,960,468	—	—	75,960,468
Software	54,963,229	—	—	54,963,229
Specialized REITs	7,005,554	—	—	7,005,554
Tobacco	51,298,718	—	—	51,298,718
Wireless Telecommunication Services	14,652,010	—	—	14,652,010
Total Common Stocks	1,793,883,982	39,811,954	—	1,833,695,936
Total Short-Term Investments*	—	74,759,243	—	74,759,243
Securities Lending Reinvestments
Repurchase Agreements	—	54,789,129	—	54,789,129
See accompanying notes to financial statements.
BHFTI-245

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$31,400,000	$—	$—	$31,400,000
Total Securities Lending Reinvestments	31,400,000	54,789,129	—	86,189,129
Total Investments	$1,825,283,982	$169,360,326	$—	$1,994,644,308
Collateral for Securities Loaned (Liability)	$—	$(86,189,129)	$—	$(86,189,129)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$358,605	$—	$358,605
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(39,170)	—	(39,170)
Total Forward Contracts	$—	$319,435	$—	$319,435

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,540,147,246
Gross unrealized appreciation	540,365,781
Gross unrealized (depreciation)	(85,549,284)
Net unrealized appreciation (depreciation)	$454,816,497
See accompanying notes to financial statements.
BHFTI-246

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,994,644,308
Cash	64,025
Cash denominated in foreign currencies (c)	566
Unrealized appreciation on forward foreign currency exchange contracts	358,605
Receivable for:
Investments sold	4,221,249
Fund shares sold	105,155
Dividends and interest	2,885,408
Prepaid expenses	15,075
Total Assets	2,002,294,391
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	39,170
Collateral for securities loaned	86,189,129
Payable for:
Investments purchased	908,653
Fund shares redeemed	1,040,532
Accrued Expenses:
Management fees	835,632
Distribution and service fees	175,654
Deferred trustees’ fees	197,576
Other expenses	178,153
Total Liabilities	89,564,499
Net Assets	$1,912,729,892
Net Assets Consist of:
Paid in surplus	$1,316,547,274
Distributable earnings (Accumulated losses)	596,182,618
Net Assets	$1,912,729,892
Net Assets
Class A	$1,053,227,350
Class B	859,502,542
Capital Shares Outstanding*
Class A	85,195,008
Class B	70,118,543
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.36
Class B	12.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,529,893,519.
(b)	Includes securities loaned at value of $150,121,129.
(c)	Identified cost of cash denominated in foreign currencies was $567.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$22,876,456
Interest	826,645
Securities lending income	74,330
Total investment income	23,777,431
Expenses
Management fees	5,495,651
Administration fees	43,289
Custodian and accounting fees	57,450
Distribution and service fees—Class B	1,079,815
Audit and tax services	26,527
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	29,699
Insurance	7,983
Miscellaneous	11,031
Total expenses	6,809,624
Less management fee waiver	(395,157)
Less broker commission recapture	(11,391)
Net expenses	6,403,076
Net Investment Income	17,374,355
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	123,378,535
Foreign currency transactions	24,136
Forward foreign currency transactions	644,545
Net realized gain (loss)	124,047,216
Net change in unrealized appreciation (depreciation) on:
Investments	13,850,643
Foreign currency transactions	(2,557)
Forward foreign currency transactions	746,490
Net change in unrealized appreciation (depreciation)	14,594,576
Net realized and unrealized gain (loss)	138,641,792
Net Increase (Decrease) in Net Assets From Operations	$156,016,147

(a)	Net of foreign withholding taxes of $360,163.
See accompanying notes to financial statements.
BHFTI-247

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$17,374,355	$33,838,790
Net realized gain (loss)	124,047,216	172,742,160
Net change in unrealized appreciation (depreciation)	14,594,576	12,564,163
Increase (decrease) in net assets from operations	156,016,147	219,145,113
From Distributions to Shareholders
Class A	(110,440,347)	(202,683,433)
Class B	(89,455,234)	(164,955,753)
Total distributions	(199,895,581)	(367,639,186)
Increase (decrease) in net assets from capital share transactions	50,229,531	160,689,534
Total increase (decrease) in net assets	6,350,097	12,195,461
Net Assets
Beginning of period	1,906,379,795	1,894,184,334
End of period	$1,912,729,892	$1,906,379,795

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	921,474	$12,718,060	484,919	$6,209,216
Reinvestments	9,000,843	110,440,347	17,502,887	202,683,433
Redemptions	(6,941,576)	(92,739,138)	(9,010,395)	(113,138,042)
Net increase (decrease)	2,980,741	$30,419,269	8,977,411	$95,754,607
Class B
Sales	955,405	$12,485,680	2,315,819	$30,049,226
Reinvestments	7,350,471	89,455,234	14,356,462	164,955,753
Redemptions	(6,236,159)	(82,130,652)	(10,251,539)	(130,070,052)
Net increase (decrease)	2,069,717	$19,810,262	6,420,742	$64,934,927
Increase (decrease) derived from capital shares transactions		$50,229,531		$160,689,534
See accompanying notes to financial statements.
BHFTI-248

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.74	$14.09	$16.79	$12.84	$14.18	$13.26
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.25	0.28	0.26	0.27	0.31
Net realized and unrealized gain (loss)	0.94	1.23	(0.30)	4.02	(0.55)	2.77
Total income (loss) from investment operations	1.07	1.48	(0.02)	4.28	(0.28)	3.08
Less Distributions
Distributions from net investment income	(0.25)	(0.32)	(0.35)	(0.33)	(0.30)	(0.36)
Distributions from net realized capital gains	(1.20)	(2.51)	(2.33)	0.00	(0.76)	(1.80)
Total distributions	(1.45)	(2.83)	(2.68)	(0.33)	(1.06)	(2.16)
Net Asset Value, End of Period	$12.36	$12.74	$14.09	$16.79	$12.84	$14.18
Total Return (%) (b)	8.47 (c)	12.52	0.88	33.47	(0.27)	25.26
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60 (d)	0.60	0.59	0.59	0.60	0.59
Net ratio of expenses to average net assets (%) (e) (f)	0.56 (d)	0.57	0.57	0.56	0.57	0.56
Ratio of net investment income (loss) to average net assets (%)	1.94 (d)	1.93	1.87	1.71	2.41	2.28
Portfolio turnover rate (%)	8 (c)	18	20	15	39	23
Net assets, end of period (in millions)	$1,053.2	$1,047.2	$1,032.1	$1,384.6	$1,456.1	$1,458.6

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.63	$13.99	$16.68	$12.76	$14.09	$13.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.21	0.25	0.22	0.24	0.28
Net realized and unrealized gain (loss)	0.94	1.22	(0.30)	4.00	(0.55)	2.75
Total income (loss) from investment operations	1.05	1.43	(0.05)	4.22	(0.31)	3.03
Less Distributions
Distributions from net investment income	(0.22)	(0.28)	(0.31)	(0.30)	(0.26)	(0.32)
Distributions from net realized capital gains	(1.20)	(2.51)	(2.33)	0.00	(0.76)	(1.80)
Total distributions	(1.42)	(2.79)	(2.64)	(0.30)	(1.02)	(2.12)
Net Asset Value, End of Period	$12.26	$12.63	$13.99	$16.68	$12.76	$14.09
Total Return (%) (b)	8.36 (c)	12.21	0.64	33.18	(0.51)	24.95
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.85	0.84	0.84	0.85	0.84
Net ratio of expenses to average net assets (%) (e) (f)	0.81 (d)	0.82	0.82	0.81	0.82	0.81
Ratio of net investment income (loss) to average net assets (%)	1.69 (d)	1.68	1.64	1.47	2.16	2.03
Portfolio turnover rate (%)	8 (c)	18	20	15	39	23
Net assets, end of period (in millions)	$859.5	$859.2	$862.0	$1,017.8	$935.3	$958.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2024 and for each of the years ended December 31,
2023 through 2019. (see Note 6 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-249

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Canada — 0.6%
Canadian Pacific Kansas City Ltd. (a)	83,681	$6,588,205
China — 2.3%
JD.com, Inc. (ADR) (a)	801,561	20,712,336
Tencent Holdings Ltd.	143,400	6,805,904
		27,518,240
Denmark — 5.4%
Novo Nordisk AS - Class B	451,356	64,478,988
France — 8.4%
Airbus SE	296,213	40,843,521
Dassault Systemes SE	109,663	4,128,199
EssilorLuxottica SA	43,285	9,287,580
Kering SA	10,214	3,713,184
LVMH Moet Hennessy Louis Vuitton SE	54,709	42,013,847
		99,986,331
Germany — 3.7%
Allianz SE	22,138	6,150,919
SAP SE	183,687	37,294,878
		43,445,797
India — 6.8%
DLF Ltd.	5,818,185	57,146,039
HDFC Bank Ltd.	266,902	5,395,410
ICICI Bank Ltd. (ADR)	620,642	17,880,696
		80,422,145
Israel — 0.9%
Nice Ltd. (ADR) (a) (b)	64,364	11,068,677
Italy — 1.0%
Brunello Cucinelli SpA	95,085	9,540,900
Ferrari NV	4,932	2,016,488
		11,557,388
Japan — 4.2%
Capcom Co. Ltd.	130,900	2,475,785
Hoya Corp.	42,500	4,972,827
Keyence Corp.	65,700	28,985,223
TDK Corp.	222,900	13,621,520
		50,055,355
Netherlands — 2.3%
ASML Holding NV	19,193	19,801,372
BE Semiconductor Industries NV	22,789	3,807,577
Universal Music Group NV (a)	103,523	3,068,764
		26,677,713
Spain — 1.2%
Amadeus IT Group SA	212,547	14,144,082
Sweden — 4.9%
Assa Abloy AB - Class B	766,717	21,728,825
Security Description	Shares/ Principal Amount*	Value
Sweden — (Continued)
Atlas Copco AB - A Shares	1,899,701	$35,802,344
		57,531,169
Switzerland — 0.7%
Lonza Group AG	15,987	8,688,208
United States — 57.7%
Adobe, Inc. (b)	69,028	38,347,815
Alphabet, Inc. - Class A	780,851	142,232,015
Amazon.com, Inc. (b)	90,250	17,440,812
Analog Devices, Inc. (a)	264,439	60,360,846
Avantor, Inc. (b)	126,712	2,686,294
Boston Scientific Corp. (b)	68,312	5,260,707
Broadcom, Inc.	3,219	5,168,201
Charles River Laboratories International, Inc. (a) (b)	11,075	2,287,873
Danaher Corp.	21,723	5,427,492
Ecolab, Inc.	20,885	4,970,630
Edwards Lifesciences Corp. (b)	47,303	4,369,378
Eli Lilly & Co.	7,586	6,868,213
Equifax, Inc.	71,665	17,375,896
IDEXX Laboratories, Inc. (b)	8,859	4,316,105
Illumina, Inc. (b)	25,297	2,640,501
Intuit, Inc.	74,559	49,000,920
Intuitive Surgical, Inc. (b)	32,333	14,383,335
IQVIA Holdings, Inc. (b)	49,497	10,465,646
Lam Research Corp.	6,079	6,473,223
Linde PLC	7,884	3,459,578
Marriott International, Inc. - Class A	41,878	10,124,844
Marvell Technology, Inc.	264,722	18,504,068
Meta Platforms, Inc. - Class A	192,966	97,297,317
Microsoft Corp.	60,162	26,889,406
Netflix, Inc. (b)	10,551	7,120,659
NVIDIA Corp.	313,764	38,762,405
Phathom Pharmaceuticals, Inc. (a) (b)	213,231	2,196,279
S&P Global, Inc.	97,519	43,493,474
Synopsys, Inc. (b)	5,222	3,107,403
Thermo Fisher Scientific, Inc.	7,941	4,391,373
TJX Cos., Inc.	11,081	1,220,018
Visa, Inc. - Class A (a)	99,843	26,205,792
		682,848,518
Total Common Stocks (Cost $567,627,897)		1,185,010,816

Short-Term Investments—0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24 with a maturity value of $1,683,491; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $1,716,683	1,682,895	1,682,895
Total Short-Term Investments (Cost $1,682,895)		1,682,895
See accompanying notes to financial statements.
BHFTI-250

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (c)—3.4%

Security Description	Principal Amount*	Value

Repurchase Agreements — 2.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $1,574,707; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 08/06/24 - 05/15/50, and an aggregate market value of $1,605,492	1,574,010	$1,574,010
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,230,275	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $2,000,913; collateralized by various Common Stock with an aggregate market value of $2,230,275	2,000,000	2,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $8,003,533; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $8,160,000	8,000,000	8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $8,003,547; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $8,160,000	8,000,000	8,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $1,501,590; collateralized by various Common Stock with an aggregate market value of $1,673,227	1,500,000	1,500,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,502,484	5,000,000	5,000,000
		32,074,010

Security Description	Shares	Value

Mutual Funds — 0.7%
Allspring Government Money Market Fund, Select Class, 5.250% (d)	1,000,000	$1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (d)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (d)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (d)	500,000	500,000
		8,500,000
Total Securities Lending Reinvestments (Cost $40,574,010)		40,574,010
Total Investments — 103.7% (Cost $609,884,802)		1,227,267,721
Other assets and liabilities (net) — (3.7)%		(43,292,357)
Net Assets — 100.0%		$1,183,975,364

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $61,496,827 and the collateral received consisted of cash in the amount of
$40,574,010 and non-cash collateral with a value of $22,943,018. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2024.

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Interactive Media & Services	20.8
Software	14.3
Semiconductors & Semiconductor Equipment	12.9
Pharmaceuticals	6.2
Real Estate Management & Development	4.8
Textiles, Apparel & Luxury Goods	4.7
Capital Markets	3.7
Electronic Equipment, Instruments & Components	3.6
Health Care Equipment & Supplies	3.6
Aerospace & Defense	3.4
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$31,820,523	$0	$139,838,936
See accompanying notes to financial statements.
BHFTI-251

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(40,574,010)	$—	$—	$—	$(40,574,010)
Gross amount of recognized liabilities for securities lending transactions					$(40,574,010)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$6,588,205	$—	$—	$6,588,205
China	20,712,336	6,805,904	—	27,518,240
Denmark	—	64,478,988	—	64,478,988
France	—	99,986,331	—	99,986,331
Germany	—	43,445,797	—	43,445,797
India	17,880,696	62,541,449	—	80,422,145
Israel	11,068,677	—	—	11,068,677
Italy	—	11,557,388	—	11,557,388
Japan	—	50,055,355	—	50,055,355
Netherlands	—	26,677,713	—	26,677,713
Spain	—	14,144,082	—	14,144,082
Sweden	—	57,531,169	—	57,531,169
Switzerland	—	8,688,208	—	8,688,208
United States	682,848,518	—	—	682,848,518
Total Common Stocks	739,098,432	445,912,384	—	1,185,010,816
Total Short-Term Investments*	—	1,682,895	—	1,682,895
Securities Lending Reinvestments
Mutual Funds	8,500,000	—	—	8,500,000
Repurchase Agreements	—	32,074,010	—	32,074,010
Total Securities Lending Reinvestments	8,500,000	32,074,010	—	40,574,010
Total Investments	$747,598,432	$479,669,289	$—	$1,227,267,721
Collateral for Securities Loaned (Liability)	$—	$(40,574,010)	$—	$(40,574,010)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$609,907,869
Gross unrealized appreciation	640,751,153
Gross unrealized (depreciation)	(23,391,301)
Net unrealized appreciation (depreciation)	$617,359,852
See accompanying notes to financial statements.
BHFTI-252

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,227,267,721
Cash	52,802
Cash denominated in foreign currencies (c)	806,278
Receivable for:
Investments sold	2,929,281
Fund shares sold	357,466
Dividends and interest	415,864
Prepaid expenses	9,056
Total Assets	1,231,838,468
Liabilities
Collateral for securities loaned	40,574,010
Payable for:
Fund shares redeemed	1,263,213
Foreign taxes	5,042,515
Accrued Expenses:
Management fees	509,483
Distribution and service fees	65,435
Deferred trustees’ fees	212,691
Other expenses	195,757
Total Liabilities	47,863,104
Net Assets	$1,183,975,364
Net Assets Consist of:
Paid in surplus	$495,128,926
Distributable earnings (Accumulated losses) (d)	688,846,438
Net Assets	$1,183,975,364
Net Assets
Class A	$858,284,540
Class B	311,347,585
Class E	14,343,239
Capital Shares Outstanding*
Class A	34,322,837
Class B	12,612,747
Class E	577,886
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$25.01
Class B	24.69
Class E	24.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $609,884,802.
(b)	Includes securities loaned at value of $61,496,827.
(c)	Identified cost of cash denominated in foreign currencies was $798,650.
(d)	Includes foreign capital gains tax of $5,042,515.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$6,058,740
Interest	35,794
Securities lending income	77,094
Total investment income	6,171,628
Expenses
Management fees	3,880,919
Administration fees	29,013
Custodian and accounting fees	100,457
Distribution and service fees—Class B	383,600
Distribution and service fees—Class E	10,419
Audit and tax services	28,680
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	30,625
Insurance	4,987
Miscellaneous	16,801
Total expenses	4,543,680
Less management fee waiver	(811,850)
Net expenses	3,731,830
Net Investment Income	2,439,798
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	74,513,161
Foreign currency transactions	(3,787)
Net realized gain (loss)	74,509,374
Net change in unrealized appreciation (depreciation) on:
Investments (c)	79,381,703
Foreign currency transactions	(31,961)
Net change in unrealized appreciation (depreciation)	79,349,742
Net realized and unrealized gain (loss)	153,859,116
Net Increase (Decrease) in Net Assets From Operations	$156,298,914

(a)	Net of foreign withholding taxes of $644,027.
(b)	Net of foreign capital gains tax of $816,602.
(c)	Includes change in foreign capital gains tax of $(167,734).
See accompanying notes to financial statements.
BHFTI-253

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,439,798	$2,842,151
Net realized gain (loss)	74,509,374	100,459,255
Net change in unrealized appreciation (depreciation)	79,349,742	219,460,381
Increase (decrease) in net assets from operations	156,298,914	322,761,787
From Distributions to Shareholders
Class A	(74,930,530)	(48,433,961)
Class B	(26,837,158)	(16,748,087)
Class E	(1,235,318)	(769,952)
Total distributions	(103,003,006)	(65,952,000)
Increase (decrease) in net assets from capital share transactions	(8,104,898)	(117,491,193)
Total increase (decrease) in net assets	45,191,010	139,318,594
Net Assets
Beginning of period	1,138,784,354	999,465,760
End of period	$1,183,975,364	$1,138,784,354

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	146,680	$3,768,184	342,083	$7,455,290
Reinvestments	2,981,716	74,930,530	2,207,564	48,433,961
Redemptions	(3,418,665)	(87,784,431)	(6,704,880)	(145,569,625)
Net increase (decrease)	(290,269)	$(9,085,717)	(4,155,233)	$(89,680,374)
Class B
Sales	278,046	$7,052,196	431,064	$9,205,019
Reinvestments	1,081,707	26,837,158	772,157	16,748,087
Redemptions	(1,308,903)	(33,345,758)	(2,413,739)	(51,471,812)
Net increase (decrease)	50,850	$543,596	(1,210,518)	$(25,518,706)
Class E
Sales	9,586	$243,929	23,355	$501,203
Reinvestments	49,532	1,235,318	35,335	769,952
Redemptions	(40,996)	(1,042,024)	(168,786)	(3,563,268)
Net increase (decrease)	18,122	$437,223	(110,096)	$(2,292,113)
Increase (decrease) derived from capital shares transactions		$(8,104,898)		$(117,491,193)
See accompanying notes to financial statements.
BHFTI-254

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.94	$18.84	$32.65	$29.42	$23.28	$20.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.07	0.09	(0.00) (b)	0.04	0.20
Net realized and unrealized gain (loss)	3.38	6.39	(10.41)	4.57	6.37	5.90
Total income (loss) from investment operations	3.44	6.46	(10.32)	4.57	6.41	6.10
Less Distributions
Distributions from net investment income	(0.07)	(0.08)	0.00	(0.04)	(0.21)	(0.26)
Distributions from net realized capital gains	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)	(3.01)
Total distributions	(2.37)	(1.36)	(3.49)	(1.34)	(0.27)	(3.27)
Net Asset Value, End of Period	$25.01	$23.94	$18.84	$32.65	$29.42	$23.28
Total Return (%) (c)	14.32 (d)	34.99	(31.70)	15.76	27.92	31.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71 (e)	0.71	0.71	0.70	0.70	0.70
Net ratio of expenses to average net assets (%) (f) (g)	0.57 (e)	0.57	0.57	0.56	0.58	0.59
Ratio of net investment income (loss) to average net assets (%)	0.49 (e)	0.33	0.38	(0.00) (h)	0.18	0.91
Portfolio turnover rate (%)	3 (d)	6	19	7	9	8
Net assets, end of period (in millions)	$858.3	$828.6	$730.5	$1,079.7	$1,071.4	$970.2

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.63	$18.62	$32.39	$29.23	$23.13	$20.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03	0.02	0.03	(0.08)	(0.02)	0.15
Net realized and unrealized gain (loss)	3.34	6.30	(10.31)	4.54	6.33	5.85
Total income (loss) from investment operations	3.37	6.32	(10.28)	4.46	6.31	6.00
Less Distributions
Distributions from net investment income	(0.01)	(0.03)	0.00	0.00	(0.15)	(0.19)
Distributions from net realized capital gains	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)	(3.01)
Total distributions	(2.31)	(1.31)	(3.49)	(1.30)	(0.21)	(3.20)
Net Asset Value, End of Period	$24.69	$23.63	$18.62	$32.39	$29.23	$23.13
Total Return (%) (c)	14.21 (d)	34.58	(31.84)	15.47	27.58	31.57
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96 (e)	0.96	0.96	0.95	0.95	0.95
Net ratio of expenses to average net assets (%) (f) (g)	0.82 (e)	0.82	0.82	0.81	0.83	0.84
Ratio of net investment income (loss) to average net assets (%)	0.24 (e)	0.08	0.14	(0.25)	(0.07)	0.67
Portfolio turnover rate (%)	3 (d)	6	19	7	9	8
Net assets, end of period (in millions)	$311.3	$296.9	$256.4	$388.5	$392.1	$363.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-255

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.76	$18.71	$32.50	$29.29	$23.18	$20.37
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.04	0.05	(0.05)	0.01	0.17
Net realized and unrealized gain (loss)	3.36	6.33	(10.35)	4.56	6.34	5.87
Total income (loss) from investment operations	3.40	6.37	(10.30)	4.51	6.35	6.04
Less Distributions
Distributions from net investment income	(0.04)	(0.04)	0.00	0.00	(0.18)	(0.22)
Distributions from net realized capital gains	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)	(3.01)
Total distributions	(2.34)	(1.32)	(3.49)	(1.30)	(0.24)	(3.23)
Net Asset Value, End of Period	$24.82	$23.76	$18.71	$32.50	$29.29	$23.18
Total Return (%) (c)	14.23 (d)	34.73	(31.79)	15.61	27.69	31.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (e)	0.86	0.86	0.85	0.85	0.85
Net ratio of expenses to average net assets (%) (f) (g)	0.72 (e)	0.72	0.72	0.71	0.73	0.74
Ratio of net investment income (loss) to average net assets (%)	0.34 (e)	0.18	0.23	(0.15)	0.03	0.77
Portfolio turnover rate (%)	3 (d)	6	19	7	9	8
Net assets, end of period (in millions)	$14.3	$13.3	$12.5	$22.2	$22.1	$20.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2024 and for each of the years ended December 31,
2023 through 2019 (see Note 6 of the Notes to Financial Statements).

(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTI-256

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.5%
BWX Technologies, Inc.	77,974	$7,407,530
Moog, Inc. - Class A	38,130	6,379,149
		13,786,679
Air Freight & Logistics — 0.8%
GXO Logistics, Inc. (a)	147,202	7,433,701
Automobile Components — 0.8%
Modine Manufacturing Co. (a) (b)	75,107	7,524,970
Banks — 1.3%
Pinnacle Financial Partners, Inc. (b)	73,431	5,877,417
Western Alliance Bancorp	96,357	6,053,147
		11,930,564
Biotechnology — 9.1%
ADMA Biologics, Inc. (a) (b)	466,130	5,211,333
Apellis Pharmaceuticals, Inc. (a) (b)	86,639	3,323,472
Ascendis Pharma AS (ADR) (a)	46,324	6,317,667
Blueprint Medicines Corp. (a)	50,992	5,495,918
Halozyme Therapeutics, Inc. (a)	171,845	8,997,804
Madrigal Pharmaceuticals, Inc. (a) (b)	19,863	5,564,818
Natera, Inc. (a)	134,653	14,581,573
Twist Bioscience Corp. (a) (b)	210,278	10,362,500
Vaxcyte, Inc. (a)	79,547	6,006,594
Vericel Corp. (a)	154,729	7,098,967
Viking Therapeutics, Inc. (a)	71,400	3,784,914
Xenon Pharmaceuticals, Inc. (a)	115,491	4,502,994
		81,248,554
Broadline Retail — 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	76,558	7,515,699
Building Products — 2.1%
AAON, Inc. (b)	115,695	10,093,232
AZEK Co., Inc. (a)	105,928	4,462,746
Simpson Manufacturing Co., Inc. (b)	26,183	4,412,621
		18,968,599
Capital Markets — 2.2%
Jefferies Financial Group, Inc.	168,216	8,370,428
TMX Group Ltd.	417,527	11,621,964
		19,992,392
Chemicals — 1.8%
Element Solutions, Inc.	404,435	10,968,277
Quaker Chemical Corp. (b)	30,308	5,143,268
		16,111,545
Commercial Services & Supplies — 1.3%
Clean Harbors, Inc. (a)	53,072	12,002,233
Construction & Engineering — 2.6%
AECOM	67,200	5,923,008
Comfort Systems USA, Inc.	19,643	5,973,829
Construction Partners, Inc. - Class A (a) (b)	117,977	6,513,510
Security Description	Shares	Value
Construction & Engineering—(Continued)
MYR Group, Inc. (a) (b)	37,806	$5,130,653
		23,541,000
Construction Materials — 1.0%
Eagle Materials, Inc.	39,453	8,579,449
Consumer Staples Distribution & Retail — 0.8%
Performance Food Group Co. (a)	107,814	7,127,584
Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions, Inc. (a)	69,133	7,610,161
Stride, Inc. (a)	133,407	9,405,193
		17,015,354
Electrical Equipment — 1.9%
Atkore, Inc. (b)	41,027	5,535,773
nVent Electric PLC	143,849	11,020,272
		16,556,045
Electronic Equipment, Instruments & Components — 4.5%
Coherent Corp. (a)	139,670	10,120,488
Fabrinet (a) (b)	38,300	9,375,457
Itron, Inc. (a)	69,683	6,895,830
Littelfuse, Inc.	28,360	7,248,533
Novanta, Inc. (a)	40,258	6,566,482
		40,206,790
Energy Equipment & Services — 1.7%
TechnipFMC PLC	300,727	7,864,011
Weatherford International PLC (a)	57,298	7,016,140
		14,880,151
Financial Services — 1.5%
PennyMac Financial Services, Inc. (b)	68,629	6,492,303
Shift4 Payments, Inc. - Class A (a) (b)	95,330	6,992,456
		13,484,759
Food Products — 2.7%
Freshpet, Inc. (a) (b)	78,301	10,131,366
Post Holdings, Inc. (a)	86,110	8,969,218
Simply Good Foods Co. (a) (b)	142,810	5,159,725
		24,260,309
Ground Transportation — 1.0%
Saia, Inc. (a)	19,677	9,332,604
Health Care Equipment & Supplies — 6.8%
Glaukos Corp. (a)	126,146	14,929,379
Inspire Medical Systems, Inc. (a) (b)	31,321	4,191,690
Integer Holdings Corp. (a) (b)	56,909	6,589,493
iRhythm Technologies, Inc. (a)	75,830	8,162,341
Lantheus Holdings, Inc. (a) (b)	92,857	7,455,489
Merit Medical Systems, Inc. (a)	86,513	7,435,792
TransMedics Group, Inc. (a) (b)	81,891	12,334,422
		61,098,606
See accompanying notes to financial statements.
BHFTI-257

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services — 3.8%
Encompass Health Corp.	110,866	$9,511,194
HealthEquity, Inc. (a)	83,242	7,175,460
Option Care Health, Inc. (a)	194,691	5,392,941
Tenet Healthcare Corp. (a)	89,552	11,913,103
		33,992,698
Hotels, Restaurants & Leisure — 4.0%
Shake Shack, Inc. - Class A (a)	80,024	7,202,160
Texas Roadhouse, Inc.	53,557	9,196,273
Wingstop, Inc.	31,955	13,506,100
Wyndham Hotels & Resorts, Inc.	78,589	5,815,586
		35,720,119
Household Durables — 2.8%
Cavco Industries, Inc. (a) (b)	20,046	6,939,324
Installed Building Products, Inc.	33,140	6,816,235
M/I Homes, Inc. (a)	37,004	4,519,668
SharkNinja, Inc. (a)	90,139	6,773,946
		25,049,173
Industrial REITs — 1.4%
EastGroup Properties, Inc.	34,989	5,951,629
Terreno Realty Corp. (b)	105,159	6,223,310
		12,174,939
Insurance — 0.9%
Kinsale Capital Group, Inc.	20,790	8,009,971
IT Services — 1.6%
ASGN, Inc. (a) (b)	79,512	7,010,573
DigitalOcean Holdings, Inc. (a) (b)	200,519	6,968,035
		13,978,608
Life Sciences Tools & Services — 2.1%
BioLife Solutions, Inc. (a) (b)	318,202	6,819,069
Bio-Techne Corp.	89,229	6,393,258
Repligen Corp. (a) (b)	46,562	5,869,605
		19,081,932
Machinery — 4.1%
Enpro, Inc.	47,149	6,863,480
Federal Signal Corp.	100,457	8,405,237
Nordson Corp. (b)	31,250	7,248,125
RBC Bearings, Inc. (a)	30,051	8,107,159
Terex Corp. (b)	109,973	6,030,919
		36,654,920
Metals & Mining — 0.9%
ATI, Inc. (a) (b)	141,791	7,862,311
Oil, Gas & Consumable Fuels — 2.4%
Chord Energy Corp.	31,334	5,254,085
Matador Resources Co.	91,898	5,477,121
Permian Resources Corp.	382,176	6,172,143
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Range Resources Corp. (b)	139,974	$4,693,328
		21,596,677
Personal Care Products — 1.1%
elf Beauty, Inc. (a) (b)	47,691	10,049,448
Pharmaceuticals — 1.7%
Intra-Cellular Therapies, Inc. (a)	100,702	6,897,080
Prestige Consumer Healthcare, Inc. (a)	118,442	8,154,732
		15,051,812
Professional Services — 2.7%
KBR, Inc.	112,951	7,244,677
Parsons Corp. (a) (b)	108,442	8,871,640
Verra Mobility Corp. (a)	294,939	8,022,341
		24,138,658
Semiconductors & Semiconductor Equipment — 7.8%
Allegro MicroSystems, Inc. (a) (b)	216,813	6,122,799
Impinj, Inc. (a)	13,600	2,132,072
MACOM Technology Solutions Holdings, Inc. (a) (b)	93,852	10,461,682
Nova Ltd. (a) (b)	26,617	6,242,485
Onto Innovation, Inc. (a)	63,094	13,852,919
Power Integrations, Inc. (b)	101,018	7,090,453
Rambus, Inc. (a)	120,879	7,102,850
Silicon Laboratories, Inc. (a) (b)	29,478	3,261,151
SiTime Corp. (a)	12,295	1,529,252
Synaptics, Inc. (a) (b)	61,003	5,380,465
Veeco Instruments, Inc. (a) (b)	147,525	6,890,893
		70,067,021
Software — 8.6%
Altair Engineering, Inc. - Class A (a) (b)	102,948	10,097,140
CCC Intelligent Solutions Holdings, Inc. (a) (b)	571,129	6,345,243
Clearwater Analytics Holdings, Inc. - Class A (a)	280,331	5,191,730
CyberArk Software Ltd. (a) (b)	28,774	7,867,387
Descartes Systems Group, Inc. (a)	71,335	6,908,081
Guidewire Software, Inc. (a)	85,042	11,726,441
Informatica, Inc. - Class A (a) (b)	224,628	6,936,513
JFrog Ltd. (a)	143,341	5,382,455
Procore Technologies, Inc. (a)	61,686	4,090,399
Q2 Holdings, Inc. (a) (b)	127,094	7,667,581
Varonis Systems, Inc. (a) (b)	98,707	4,734,975
		76,947,945
Specialty Retail — 2.1%
Academy Sports & Outdoors, Inc.	114,828	6,114,591
Murphy USA, Inc.	15,317	7,190,719
RH (a) (b)	22,254	5,439,768
		18,745,078
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	19,751	3,831,694
FTAI Aviation Ltd.	65,933	6,806,263
See accompanying notes to financial statements.
BHFTI-258

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
SiteOne Landscape Supply, Inc. (a)	20,219	$2,454,789
		13,092,746
Total Common Stocks (Cost $696,183,409)		874,811,643

Short-Term Investments—2.6%
Repurchase Agreement—2.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $23,567,923; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $24,030,898	23,559,579	23,559,579
Total Short-Term Investments (Cost $23,559,579)		23,559,579

Securities Lending Reinvestments (c)—4.6%
Certificates of Deposit—1.0%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (d)	1,000,000	1,000,533
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,005
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (d)	1,000,000	1,000,141
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/13/24	1,000,000	988,500
5.570%, SOFR + 0.240%, 07/11/24 (d)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (d)	1,000,000	1,000,259
Nordea Bank Abp
5.540%, SOFR + 0.200%, 10/21/24 (d)	1,000,000	1,000,218
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (d)	1,000,000	999,972
		8,968,500
Commercial Paper—0.5%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (d)	1,000,000	999,799
ING U.S. Funding LLC
5.570%, SOFR + 0.230%, 11/20/24 (d)	3,000,000	3,000,588
		4,000,387
Repurchase Agreements—3.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,230,275	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $4,001,827; collateralized by various Common Stock with an aggregate market value of $4,460,551	4,000,000	4,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $3,016,392; collateralized by various Common Stock with an aggregate market value of $3,300,002	3,000,000	$3,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $7,793,231; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $7,945,574	7,789,778	7,789,778
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $3,003,179; collateralized by various Common Stock with an aggregate market value of $3,346,454	3,000,000	3,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $4,001,806; collateralized by various Common Stock with an aggregate market value of $4,401,988	4,000,000	4,000,000
		26,789,778
Time Deposit—0.1%
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (d)	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $40,758,225)		40,758,665
Total Investments—104.8% (Cost $760,501,213)		939,129,887
Other assets and liabilities (net)—(4.8)%		(43,245,750)
Net Assets—100.0%		$895,884,137

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $122,412,924 and the collateral received consisted of cash in the amount of $40,735,735 and non-cash collateral with a value of $84,279,986. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
See accompanying notes to financial statements.
BHFTI-259

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$215,404,768	$0	$336,080,590
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(40,735,735)	$—	$—	$—	$(40,735,735)
Gross amount of recognized liabilities for securities lending transactions					$(40,735,735)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$874,811,643	$—	$—	$874,811,643
Total Short-Term Investments*	—	23,559,579	—	23,559,579
Total Securities Lending Reinvestments*	—	40,758,665	—	40,758,665
Total Investments	$874,811,643	$64,318,244	$—	$939,129,887
Collateral for Securities Loaned (Liability)	$—	$(40,735,735)	$—	$(40,735,735)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$761,065,599
Gross unrealized appreciation	203,827,140
Gross unrealized (depreciation)	(25,762,852)
Net unrealized appreciation (depreciation)	$178,064,288
See accompanying notes to financial statements.
BHFTI-260

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$939,129,887
Cash denominated in foreign currencies (c)	215
Receivable for:
Investments sold	6,559,735
Fund shares sold	289,159
Dividends and interest	128,648
Prepaid expenses	6,881
Total Assets	946,114,525
Liabilities
Collateral for securities loaned	40,735,735
Payable for:
Investments purchased	7,678,873
Fund shares redeemed	855,762
Accrued Expenses:
Management fees	558,313
Distribution and service fees	87,982
Deferred trustees’ fees	197,102
Other expenses	116,621
Total Liabilities	50,230,388
Net Assets	$895,884,137
Net Assets Consist of:
Paid in surplus	$792,314,658
Distributable earnings (Accumulated losses)	103,569,479
Net Assets	$895,884,137
Net Assets
Class A	$456,588,529
Class B	426,323,392
Class E	12,972,216
Capital Shares Outstanding*
Class A	51,496,332
Class B	60,810,190
Class E	1,625,616
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.87
Class B	7.01
Class E	7.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $760,501,213.
(b)	Includes securities loaned at value of $122,412,924.
(c)	Identified cost of cash denominated in foreign currencies was $212.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$1,935,754
Interest	181,143
Securities lending income	114,763
Total investment income	2,231,660
Expenses
Management fees	3,979,987
Administration fees	24,653
Custodian and accounting fees	32,714
Distribution and service fees—Class B	534,096
Distribution and service fees—Class E	10,030
Audit and tax services	24,379
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	23,205
Insurance	4,012
Miscellaneous	8,080
Total expenses	4,699,335
Less management fee waiver	(410,511)
Less broker commission recapture	(20,571)
Net expenses	4,268,253
Net Investment Loss	(2,036,593)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	45,510,472
Foreign currency transactions	(1,518)
Net realized gain (loss)	45,508,954
Net change in unrealized appreciation (depreciation) on:
Investments	30,537,330
Foreign currency transactions	(4)
Net change in unrealized appreciation (depreciation)	30,537,326
Net realized and unrealized gain (loss)	76,046,280
Net Increase (Decrease) in Net Assets From Operations	$74,009,687

(a)	Net of foreign withholding taxes of $17,818.
See accompanying notes to financial statements.
BHFTI-261

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,036,593)	$(2,898,553)
Net realized gain (loss)	45,508,954	(23,518,591)
Net change in unrealized appreciation (depreciation)	30,537,326	133,467,698
Increase (decrease) in net assets from operations	74,009,687	107,050,554
Increase (decrease) in net assets from capital share transactions	(124,920,526)	(50,037,042)
Total increase (decrease) in net assets	(50,910,839)	57,013,512
Net Assets
Beginning of period	946,794,976	889,781,464
End of period	$895,884,137	$946,794,976

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	283,022	$2,427,150	1,054,626	$8,009,063
Redemptions	(10,307,952)	(90,001,307)	(5,601,728)	(44,359,882)
Net increase (decrease)	(10,024,930)	$(87,574,157)	(4,547,102)	$(36,350,819)
Class B
Sales	858,163	$5,821,422	3,882,193	$23,196,928
Redemptions	(6,097,241)	(41,571,971)	(5,888,832)	(35,871,184)
Net increase (decrease)	(5,239,078)	$(35,750,549)	(2,006,639)	$(12,674,256)
Class E
Sales	61,923	$472,551	194,137	$1,367,627
Redemptions	(265,832)	(2,068,371)	(341,554)	(2,379,594)
Net increase (decrease)	(203,909)	$(1,595,820)	(147,417)	$(1,011,967)
Increase (decrease) derived from capital shares transactions		$(124,920,526)		$(50,037,042)
See accompanying notes to financial statements.
BHFTI-262

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.20	$7.30	$17.05	$19.33	$13.12	$12.51
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.02)	(0.01)	(0.08)	(0.06)	0.02
Net realized and unrealized gain (loss)	0.68	0.92	(6.10)	1.37	7.11	2.91
Total income (loss) from investment operations	0.67	0.90	(6.11)	1.29	7.05	2.93
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Distributions from net realized capital gains	0.00	0.00	(3.64)	(3.57)	(0.83)	(2.32)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	0.00	(3.64)	(3.57)	(0.84)	(2.32)
Net Asset Value, End of Period	$8.87	$8.20	$7.30	$17.05	$19.33	$13.12
Total Return (%) (c)	8.17 (d)	12.33	(35.04)	7.12	57.24	24.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (e)	0.89	0.89	0.88	0.89	0.89
Net ratio of expenses to average net assets (%) (f) (g)	0.81 (e)	0.81	0.80	0.78	0.80	0.80
Ratio of net investment income (loss) to average net assets (%)	(0.32) (e)	(0.21)	(0.11)	(0.44)	(0.41)	0.18
Portfolio turnover rate (%)	23 (d)	63	54	36	50	32
Net assets, end of period (in millions)	$456.6	$504.5	$482.4	$655.2	$727.4	$633.2

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$6.49	$5.79	$14.76	$17.22	$11.80	$11.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.03)	(0.03)	(0.11)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	0.54	0.73	(5.30)	1.22	6.33	2.65
Total income (loss) from investment operations	0.52	0.70	(5.33)	1.11	6.25	2.64
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(3.64)	(3.57)	(0.83)	(2.32)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	0.00	(3.64)	(3.57)	(0.83)	(2.32)
Net Asset Value, End of Period	$7.01	$6.49	$5.79	$14.76	$17.22	$11.80
Total Return (%) (c)	8.01 (d)	12.09 (h)	(35.26) (h)	6.93	56.76	24.41
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.14 (e)	1.14	1.14	1.13	1.14	1.14
Net ratio of expenses to average net assets (%) (f) (g)	1.06 (e)	1.06	1.05	1.03	1.05	1.05
Ratio of net investment income (loss) to average net assets (%)	(0.57) (e)	(0.46)	(0.36)	(0.68)	(0.66)	(0.07)
Portfolio turnover rate (%)	23 (d)	63	54	36	50	32
Net assets, end of period (in millions)	$426.3	$428.8	$394.4	$574.9	$576.4	$424.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-263

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.39	$6.59	$15.97	$18.34	$12.49	$12.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.02)	(0.10)	(0.07)	0.00 (i)
Net realized and unrealized gain (loss)	0.61	0.82	(5.72)	1.30	6.75	2.78
Total income (loss) from investment operations	0.59	0.80	(5.74)	1.20	6.68	2.78
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(3.64)	(3.57)	(0.83)	(2.32)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	0.00	(3.64)	(3.57)	(0.83)	(2.32)
Net Asset Value, End of Period	$7.98	$7.39	$6.59	$15.97	$18.34	$12.49
Total Return (%) (c)	7.98 (d)	12.14	(35.11)	7.01	57.08	24.45
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04 (e)	1.04	1.04	1.03	1.04	1.04
Net ratio of expenses to average net assets (%) (f) (g)	0.96 (e)	0.96	0.95	0.93	0.95	0.95
Ratio of net investment income (loss) to average net assets (%)	(0.47) (e)	(0.36)	(0.27)	(0.58)	(0.56)	0.03
Portfolio turnover rate (%)	23 (d)	63	54	36	50	32
Net assets, end of period (in millions)	$13.0	$13.5	$13.0	$22.7	$21.5	$14.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2024 and for each of the years ended December 31,
2023 through 2019 (see Note 6 of the Notes to Financial Statements).

(h)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(i)	Net investment income (loss) was less than $0.01.
See accompanying notes to financial statements.
BHFTI-264

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—56.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 29.2%
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	9,800,214	$8,042,013
2.500%, 05/01/51	2,263,370	1,865,131
2.500%, 01/01/52	4,223,686	3,481,935
3.000%, 09/01/50	3,294,386	2,894,620
3.000%, 02/01/52	2,722,764	2,316,581
3.500%, 03/01/32	286,361	273,984
3.500%, 12/01/32	989,871	939,846
3.500%, 01/01/33	1,447,902	1,369,849
3.500%, 03/01/33	1,547,627	1,464,158
3.500%, 04/01/33	2,360,666	2,238,764
3.500%, 05/01/33	577,488	544,702
3.500%, 06/01/43	756,587	693,169
3.700%, 06/01/34	3,300,000	3,023,038
3.750%, 08/01/32	3,500,000	3,246,052
4.000%, 09/01/32	188,511	181,989
4.000%, 11/01/32	776,686	749,260
4.000%, 12/01/32	399,478	384,572
4.000%, 01/01/33	39,482	38,194
4.000%, 02/01/33	133,963	129,576
4.000%, 08/01/42	842,150	795,510
4.000%, 08/01/43	1,402,777	1,319,734
4.000%, 01/01/46	1,069,428	1,003,892
4.000%, 07/01/48	1,321,157	1,232,318
4.000%, 05/01/52	733,291	674,792
5.000%, 02/01/34	91,546	90,711
5.000%, 08/01/39	462,199	457,636
6.420%, 1Y RFUCCT + 1.836%, 07/01/40 (a)	262,025	269,677
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
7.135%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	1,439,117	1,358,549
9.585%, SOFR30A + 4.250%, 05/25/52 (144A) (a)	1,350,557	1,379,394
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 06/25/32	3,100,000	2,720,449
3.243%, 04/25/27	1,996,000	1,908,056
3.303%, 11/25/27 (a)	1,755,000	1,670,610
3.336%, 04/25/28 (a)	1,790,000	1,680,716
3.690%, 01/25/29	397,000	379,182
3.710%, 09/25/32 (a)	3,035,000	2,810,059
3.800%, 10/25/32 (a)	2,100,000	1,955,503
3.850%, 05/25/28 (a)	7,385,000	7,115,559
3.900%, 08/25/28 (a)	3,170,000	3,058,475
Federal Home Loan Mortgage Corp. REMICS
0.923%, -1x SOFR30A + 6.256%, 10/15/37 (a) (b)	1,356,429	123,365
0.953%, -1x SOFR30A + 6.286%, 11/15/36 (a) (b)	677,559	44,756
3.000%, 02/15/26	94,828	93,087
5.000%, 08/15/35	544,301	545,169
5.898%, SOFR30A + 0.564%, 08/15/42 (a)	1,605,085	1,584,693
6.000%, 07/15/35	1,341,992	1,393,787
6.000%, 03/15/36	1,189,189	1,229,459
6.128%, SOFR30A + 0.794%, 11/15/37 (a)	249,878	250,048
6.500%, 05/15/28	53,422	53,536
6.500%, 03/15/37	254,282	266,631
6.798%, SOFR30A + 1.464%, 03/15/38 (a)	600,000	626,880
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	3,017,987	$2,489,012
3.250%, 11/25/61	2,272,609	1,957,652
3.500%, 05/25/57	3,170,534	2,853,842
3.500%, 06/25/57	2,943,982	2,643,122
3.500%, 07/25/58	2,731,860	2,396,887
3.500%, 10/25/58	1,287,230	1,013,074
4.000%, 11/25/57	2,287,412	2,092,672
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (c)	322,615	239,601
3.000%, 01/15/43	1,039,852	933,931
Federal National Mortgage Association
1.754%, 03/01/32 (a)	5,044,426	4,114,189
1.800%, 10/01/33	3,484,000	2,750,654
1.930%, 11/01/31	4,300,000	3,531,691
2.000%, 08/01/51	4,366,967	3,423,396
2.010%, 01/01/32	4,050,000	3,354,559
2.440%, 06/01/30	2,914,241	2,577,257
2.500%, 05/01/50	3,452,670	2,870,587
2.500%, 09/01/50	2,900,066	2,416,179
2.500%, 10/01/50	2,118,749	1,772,416
2.500%, 05/01/51	3,614,731	2,986,156
2.500%, 09/01/51	3,421,105	2,794,736
2.500%, 10/01/51	6,632,429	5,447,635
2.500%, 01/01/52	2,725,408	2,238,007
2.500%, 02/01/52	3,715,341	3,069,755
2.500%, 03/01/52	3,775,270	3,138,936
2.500%, 05/01/52	4,577,388	3,796,205
2.500%, 09/01/52	4,974,823	4,075,787
2.500%, 03/01/62	2,542,669	1,998,575
2.510%, 10/01/30	3,150,000	2,774,573
2.730%, 07/01/28	2,781,088	2,566,774
2.810%, 09/01/31	1,364,554	1,214,305
2.970%, 06/01/30	2,750,000	2,494,935
2.980%, 09/01/36	1,169,382	1,055,350
3.000%, 01/01/43	1,447,472	1,282,781
3.000%, 01/01/52	2,574,680	2,194,841
3.000%, 02/01/52	5,697,981	4,892,882
3.000%, 06/01/52	3,824,817	3,257,691
3.000%, 07/01/60	2,476,750	2,057,502
3.000%, 03/01/61	3,034,134	2,551,043
3.500%, 08/01/26	32,185	31,474
3.500%, 02/01/33	855,357	812,694
3.500%, 05/01/33	1,164,567	1,105,139
3.500%, 07/01/42	720,692	659,260
3.500%, 08/01/42	231,913	213,227
3.500%, 07/01/43	948,307	867,681
3.500%, 01/01/50	2,806,048	2,512,088
3.500%, 07/01/50	2,030,734	1,819,757
3.500%, 12/01/51	1,621,544	1,442,134
3.500%, 02/01/52	4,341,872	3,851,050
3.500%, 03/01/60	1,973,679	1,732,361
3.500%, 03/01/61	1,411,335	1,228,426
3.500%, 03/01/62	3,201,312	2,785,961
3.540%, 06/01/32	4,357,000	4,000,586
See accompanying notes to financial statements.
BHFTI-265

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.550%, 02/01/30	1,500,000	$1,414,723
3.730%, 10/01/32	2,463,120	2,282,865
3.800%, 09/01/32	3,411,180	3,180,073
3.805%, 11/01/32	2,025,000	1,886,163
3.895%, 02/01/33	3,450,000	3,220,512
3.970%, 08/01/33	4,773,554	4,431,898
4.000%, 02/01/31	308,446	299,738
4.000%, 10/01/32	161,779	155,622
4.000%, 12/01/40	82,312	77,575
4.000%, 07/01/42	508,018	476,285
4.000%, 06/01/47	560,348	524,827
4.000%, 04/01/52	5,331,625	4,888,300
4.000%, 05/01/52	7,717,958	7,077,053
4.170%, 05/01/33	3,000,000	2,863,207
4.185%, 04/01/33	3,000,000	2,869,604
4.190%, 04/01/33	2,000,000	1,913,076
4.330%, 01/01/33	2,700,000	2,606,598
4.420%, 02/01/33	4,075,000	3,966,850
4.500%, 02/01/40	155,844	151,381
4.500%, 06/01/62	2,058,933	1,941,174
4.520%, 06/01/33	1,577,778	1,545,757
4.520%, 10/01/33	1,300,000	1,270,816
4.550%, 09/01/33	3,147,551	3,100,499
4.590%, 04/01/33	3,350,000	3,281,438
4.735%, 02/01/33	3,100,000	3,087,167
5.000%, 09/01/35	273,703	269,981
5.000%, 06/01/53	3,911,843	3,781,665
5.080%, 02/01/32	3,145,000	3,188,723
5.290%, 12/01/32	2,517,505	2,594,887
5.500%, 01/01/58	1,773,675	1,805,076
6.000%, 07/01/28	48,429	48,571
6.000%, 12/01/39	111,389	113,911
Federal National Mortgage Association Benchmark REMICS
5.500%, 06/25/37	265,517	270,653
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	3,901,264	3,677,818
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (c)	555,170	412,407
Zero Coupon, 10/25/43 (c)	314,452	232,082
Zero Coupon, 12/25/43 (c)	579,812	432,473
1.080%, -1x SOFR30A + 6.416%, 01/25/41 (a) (b)	1,536,825	188,929
3.500%, 02/25/43	1,303,580	1,198,700
3.500%, 11/25/57	2,089,608	1,956,505
5.000%, 03/25/40	1,702,579	1,701,886
5.500%, 12/25/35	470,281	478,035
5.950%, SOFR30A + 0.614%, 10/25/42 (a)	197,097	194,022
6.000%, 01/25/36	787,814	776,488
6.050%, SOFR30A + 0.714%, 10/25/43 (a)	724,519	715,194
6.050%, SOFR30A + 0.714%, 12/25/43 (a)	691,563	683,055
6.350%, SOFR30A + 1.014%, 03/25/38 (a)	85,226	85,759
6.450%, SOFR30A + 1.114%, 08/25/32 (a)	197,530	199,676
6.500%, 07/18/28	25,588	25,664
Federal National Mortgage Association-ACES
1.000%, 11/25/33	202,487	197,497
1.200%, 10/25/30	883,360	799,170
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association-ACES
1.764%, 11/25/31 (a)	7,400,000	$6,011,915
1.925%, 10/25/30 (a) (b)	13,380,267	738,961
2.002%, 01/25/32 (a)	5,000,000	4,091,238
2.032%, 11/25/33 (a) (b)	6,613,208	489,285
2.488%, 05/25/26	1,230,046	1,172,807
2.547%, 12/25/26 (a)	664,533	626,590
3.061%, 05/25/27 (a)	2,372,869	2,258,472
3.093%, 04/25/29 (a)	1,566,986	1,457,133
3.161%, 06/25/27 (a)	2,046,702	1,947,927
3.167%, 03/25/28 (a)	1,508,161	1,423,066
3.171%, 02/25/30 (a)	1,233,949	1,136,147
3.469%, 07/25/28 (a)	3,741,779	3,559,592
3.665%, 09/25/28 (a)	2,583,767	2,466,111
3.876%, 08/25/32 (a)	2,600,000	2,416,581
FREMF Mortgage Trust
3.700%, 11/25/49 (144A) (a)	1,700,000	1,626,785
3.784%, 11/25/49 (144A) (a)	2,000,000	1,975,806
3.786%, 04/25/28 (144A) (a)	3,100,000	2,821,669
4.184%, 11/25/47 (144A) (a)	1,577,000	1,564,189
Government National Mortgage Association
2.500%, 10/20/51	2,415,967	2,030,707
3.000%, 02/20/51	1,517,222	1,321,865
3.500%, 01/20/51	2,499,937	2,214,071
3.500%, 02/20/52	3,048,574	2,749,312
3.875%, 1Y H15 + 1.500%, 04/20/41 (a)	105,894	106,269
4.000%, 01/20/52	2,773,111	2,571,149
4.000%, 02/20/52	3,260,577	3,011,760
4.000%, 08/20/52	6,383,762	5,899,110
4.500%, 11/20/49	1,676,525	1,593,791
5.000%, 05/20/52	3,239,632	3,104,794
5.500%, 07/20/53	2,655,695	2,635,180
6.714%, 1Y H15 + 1.704%, 03/20/72 (a)	2,970,182	3,090,177
6.717%, 1Y H15 + 1.703%, 04/20/72 (a)	3,539,912	3,682,326
6.723%, 1Y H15 + 1.736%, 04/20/72 (a)	2,802,325	2,914,886
6.754%, 1Y H15 + 1.750%, 10/20/71 (a)	3,225,735	3,349,666
6.756%, 1Y H15 + 1.750%, 11/20/71 (a)	3,459,352	3,598,447
6.789%, 1Y H15 + 1.780%, 12/20/71 (a)	2,858,199	2,977,284
6.802%, 1Y H15 + 1.786%, 09/20/71 (a)	2,978,112	3,101,825
6.807%, 1Y H15 + 1.836%, 08/20/71 (a)	3,082,428	3,213,104
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,297	16,501
1.650%, 04/20/63	50,126	46,559
4.428%, 04/20/43 (a)	879,751	824,298
4.500%, 01/16/25	16,972	16,904
4.904%, 11/20/42 (a)	2,917,154	2,898,510
5.000%, 12/20/33	363,532	358,031
5.000%, 06/16/39	43,241	42,886
5.000%, 07/20/39	755,078	739,999
5.000%, 10/20/39	771,222	757,516
5.105%, 06/20/40 (a)	1,075,251	1,073,435
5.500%, 07/16/33 (b)	312,496	16,699
5.590%, 1M TSFR + 0.414%, 08/20/60 (a)	70	69
5.737%, 1M TSFR + 0.414%, 11/20/62 (a)	323	319
5.777%, 1M TSFR + 0.454%, 12/20/62 (a)	463,231	461,582
5.844%, 1M TSFR + 0.514%, 02/20/62 (a)	18,442	18,195
See accompanying notes to financial statements.
BHFTI-266

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
5.847%, 1M TSFR + 0.524%, 03/20/63 (a)	111,286	$111,018
5.857%, 1M TSFR + 0.534%, 02/20/63 (a)	590,250	588,639
5.907%, 1M TSFR + 0.584%, 03/20/63 (a)	401,243	400,410
5.907%, 1M TSFR + 0.584%, 07/20/64 (a)	376,086	375,494
5.907%, 1M TSFR + 0.584%, 09/20/64 (a)	642,864	641,828
5.917%, 1M TSFR + 0.594%, 04/20/63 (a)	591,479	590,664
5.937%, 1M TSFR + 0.614%, 01/20/63 (a)	10,521	10,413
5.937%, 1M TSFR + 0.614%, 04/20/63 (a)	1,660,087	1,658,058
5.937%, 1M TSFR + 0.614%, 06/20/64 (a)	2,386,982	2,383,843
5.937%, 1M TSFR + 0.614%, 07/20/64 (a)	1,068,182	1,064,737
5.953%, 1M TSFR + 0.614%, 09/20/37 (a)	81,599	81,527
5.987%, 1M TSFR + 0.664%, 04/20/62 (a)	1,222	1,218
6.037%, 1M TSFR + 0.714%, 04/20/64 (a)	4,227,258	4,227,644
6.087%, 1M TSFR + 0.764%, 07/20/63 (a)	73,212	73,289
6.087%, 1M TSFR + 0.764%, 01/20/64 (a)	123,677	123,771
6.087%, 1M TSFR + 0.764%, 02/20/64 (a)	428,620	428,910
6.087%, 1M TSFR + 0.764%, 03/20/64 (a)	239,475	239,654
6.127%, 1M TSFR + 0.804%, 02/20/64 (a)	1,075,489	1,076,660
6.137%, 1M TSFR + 0.814%, 09/20/63 (a)	304,496	304,879
6.187%, 1M TSFR + 0.864%, 09/20/63 (a)	70,524	70,673
6.437%, 1M TSFR + 1.114%, 12/20/66 (a)	675,973	677,351
		392,244,902
Federal Agencies — 0.2%
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	1,759,694
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32	1,000,000	689,672
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 06/15/35	750,000	430,267
		2,879,633
U.S. Treasury — 27.5%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	341,520
1.250%, 05/15/50	528,000	261,690
1.375%, 08/15/50	380,000	194,468
1.625%, 11/15/50	6,800,000	3,723,000
1.875%, 02/15/51	13,028,900	7,608,674
1.875%, 11/15/51	8,840,000	5,131,344
2.000%, 02/15/50	5,127,000	3,113,651
2.000%, 08/15/51	3,675,000	2,207,584
2.250%, 05/15/41	12,370,000	8,949,888
2.250%, 08/15/46	7,787,000	5,190,826
2.250%, 08/15/49	170,000	109,876
2.250%, 02/15/52	10,400,000	6,625,125
2.375%, 02/15/42	11,600,000	8,444,438
2.375%, 11/15/49	4,475,000	2,971,330
2.500%, 02/15/45	6,750,000	4,814,912
2.750%, 11/15/42	9,475,000	7,261,329
2.750%, 08/15/47	8,000,000	5,827,500
2.875%, 05/15/43	10,415,000	8,087,898
2.875%, 08/15/45	7,840,000	5,954,419
2.875%, 05/15/49	27,000	19,944
2.875%, 05/15/52	2,280,000	1,671,080
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 11/15/44	238,000	$185,872
3.000%, 02/15/47	276,000	211,528
3.000%, 02/15/48	470,000	357,622
3.125%, 02/15/43	1,160,000	939,328
3.125%, 05/15/48	1,942,000	1,510,208
3.500%, 02/15/39	8,783,500	7,903,435
3.625%, 08/15/43	6,050,000	5,256,883
3.625%, 02/15/44	4,325,000	3,746,193
3.625%, 02/15/53	23,981,000	20,400,712
3.750%, 11/15/43	2,908,000	2,570,172
3.875%, 08/15/40	5,950,000	5,517,928
3.875%, 02/15/43	435,000	393,199
3.875%, 05/15/43	215,000	193,987
4.000%, 11/15/42	4,600,000	4,239,188
4.250%, 05/15/39	2,850,000	2,785,207
4.375%, 02/15/38	720,000	718,791
4.375%, 05/15/41	1,200,000	1,176,797
5.250%, 02/15/29	500,000	519,570
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28 (d)	748,240	736,265
U.S. Treasury Notes
0.625%, 08/15/30	1,850,000	1,482,602
0.750%, 01/31/28	8,565,000	7,520,472
1.000%, 07/31/28	9,750,000	8,516,396
1.250%, 03/31/28	7,080,000	6,305,348
1.250%, 06/30/28	7,779,500	6,882,426
1.250%, 08/15/31	770,000	624,903
1.375%, 11/15/31	2,148,500	1,747,670
1.500%, 02/15/30	1,105,000	948,401
1.625%, 05/15/31	3,640,000	3,055,041
1.875%, 02/28/29	9,200,000	8,238,313
1.875%, 02/15/32	40,950,000	34,375,605
2.750%, 05/31/29	1,080,000	1,003,303
2.875%, 05/15/28	6,936,100	6,552,718
2.875%, 04/30/29	23,000,000	21,509,492
2.875%, 05/15/32	3,365,000	3,031,786
3.125%, 08/31/29	6,485,000	6,116,166
3.375%, 05/15/33	10,280,000	9,527,070
4.000%, 10/31/29	13,000,000	12,780,117
4.000%, 02/15/34 (e)	33,173,400	32,198,931
4.500%, 11/15/33	2,500,000	2,523,047
U.S. Treasury STRIPS Coupon
Zero Coupon, 08/15/27	400,000	348,004
Zero Coupon, 11/15/27	570,000	490,959
Zero Coupon, 05/15/28	15,030,000	12,671,049
Zero Coupon, 08/15/28	250,000	208,557
Zero Coupon, 02/15/30	6,300,000	4,922,976
Zero Coupon, 05/15/30	700,000	541,410
Zero Coupon, 08/15/30	3,925,000	3,001,704
Zero Coupon, 11/15/30	5,425,000	4,103,546
Zero Coupon, 02/15/31	1,775,000	1,327,674
Zero Coupon, 11/15/31	3,000,000	2,169,903
Zero Coupon, 02/15/32	12,900,000	9,226,046
Zero Coupon, 05/15/32	800,000	565,553
Zero Coupon, 08/15/33	400,000	267,122
See accompanying notes to financial statements.
BHFTI-267

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/33	1,000,000	$659,307
Zero Coupon, 02/15/34	2,000,000	1,303,670
Zero Coupon, 08/15/34	2,600,000	1,655,230
Zero Coupon, 05/15/35	4,000,000	2,456,924
		368,732,822
Total U.S. Treasury & Government Agencies (Cost $857,633,165)		763,857,357

Corporate Bonds & Notes—26.6%
Aerospace/Defense — 0.8%
BAE Systems PLC
1.900%, 02/15/31 (144A)	720,000	584,875
3.000%, 09/15/50 (144A)	332,000	214,266
Boeing Co.
2.196%, 02/04/26	905,000	850,587
2.750%, 02/01/26	592,000	562,607
3.100%, 05/01/26	360,000	341,582
3.250%, 03/01/28	659,000	600,878
4.875%, 05/01/25	435,000	430,381
5.040%, 05/01/27	335,000	327,619
5.150%, 05/01/30	675,000	648,193
5.705%, 05/01/40	550,000	507,081
6.298%, 05/01/29 (144A)	580,000	588,155
6.388%, 05/01/31 (144A)	330,000	335,959
6.528%, 05/01/34 (144A)	540,000	552,906
L3Harris Technologies, Inc.
5.250%, 06/01/31	640,000	637,858
5.400%, 07/31/33	704,000	701,780
Northrop Grumman Corp.
3.850%, 04/15/45	182,000	141,800
RTX Corp.
2.820%, 09/01/51	1,260,000	767,264
3.750%, 11/01/46	550,000	411,534
4.350%, 04/15/47	133,000	109,671
4.500%, 06/01/42	550,000	476,361
5.150%, 02/27/33	582,000	575,955
		10,367,312
Agriculture — 0.3%
Altria Group, Inc.
2.450%, 02/04/32	1,250,000	1,010,724
BAT Capital Corp.
2.259%, 03/25/28	465,000	416,625
4.390%, 08/15/37	660,000	556,922
4.540%, 08/15/47	363,000	279,504
BAT International Finance PLC
1.668%, 03/25/26	345,000	323,197
Bunge Ltd. Finance Corp.
2.750%, 05/14/31	1,205,000	1,030,826
Reynolds American, Inc.
7.000%, 08/04/41	570,000	587,571
		4,205,369
Security Description	Principal Amount*	Value

Airlines — 0.5%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	367,821	$336,013
3.550%, 07/15/31 (144A)	521,558	466,742
4.125%, 11/15/26 (144A)	593,061	580,394
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	456,693	410,596
3.800%, 03/20/33 (144A)	396,732	372,826
4.125%, 03/20/33 (144A)	533,721	497,729
Continental Airlines Pass-Through Trust
4.000%, 04/29/26	96,050	96,040
Delta Air Lines Pass-Through Trust
2.000%, 12/10/29	314,981	286,351
Spirit Airlines Pass-Through Trust
3.375%, 08/15/31	205,878	181,268
United Airlines Pass-Through Trust
3.100%, 04/07/30	643,116	577,681
3.500%, 09/01/31	655,411	605,201
3.700%, 09/01/31	900,088	816,778
4.000%, 10/11/27	304,521	295,093
4.150%, 02/25/33	985,367	923,193
4.300%, 02/15/27	440,620	433,690
4.600%, 09/01/27	411,374	402,325
		7,281,920
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.
1.250%, 01/08/26	683,000	639,370
2.350%, 01/08/31	424,000	347,840
2.700%, 06/10/31	1,050,000	868,101
5.950%, 04/04/34	300,000	300,256
Hyundai Capital America
1.500%, 06/15/26 (144A)	645,000	597,714
1.800%, 01/10/28 (144A)	635,000	562,700
2.375%, 10/15/27 (144A)	400,000	364,812
3.000%, 02/10/27 (144A)	240,000	226,415
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (e)	606,000	500,926
Volkswagen Group of America Finance LLC
1.625%, 11/24/27 (144A)	300,000	265,863
		4,673,997
Auto Parts & Equipment — 0.0%
Lear Corp.
2.600%, 01/15/32	355,000	290,721
Banks — 8.5%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a)	200,000	175,937
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	1,100,000	1,111,061
Australia & New Zealand Banking Group Ltd.
4.400%, 05/19/26 (144A)	200,000	195,780
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	950,000	730,783
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (a)	200,000	183,404
2.746%, 05/28/25	600,000	584,419
See accompanying notes to financial statements.
BHFTI-268

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Santander SA
5.147%, 08/18/25	200,000	$198,444
5.588%, 08/08/28	1,600,000	1,614,803
6.607%, 11/07/28	1,000,000	1,050,283
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	366,542
2.087%, SOFR + 1.060%, 06/14/29 (a)	1,018,000	903,113
2.572%, SOFR + 1.210%, 10/20/32 (a)	855,000	708,670
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	2,500,000	2,394,531
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	382,000	365,247
4.250%, 10/22/26	520,000	507,093
4.376%, SOFR + 1.580%, 04/27/28 (a)	1,100,000	1,073,644
5.202%, SOFR + 1.630%, 04/25/29 (a)	1,460,000	1,457,687
5.468%, SOFR + 1.650%, 01/23/35 (a) (e)	2,955,000	2,952,011
5.819%, SOFR + 1.570%, 09/15/29 (a) (e)	1,580,000	1,613,076
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	603,262
5.601%, SOFR + 1.620%, 03/20/30 (144A) (a) (e)	425,000	422,820
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (a)	1,218,000	1,223,911
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (a)	620,000	668,668
Bank of Nova Scotia
4.850%, 02/01/30	1,040,000	1,023,289
Banque Federative du Credit Mutuel SA
1.604%, 10/04/26 (144A)	840,000	772,737
5.790%, 07/13/28 (144A)	855,000	871,914
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (a)	460,000	380,512
6.496%, SOFR + 1.880%, 09/13/27 (a)	1,655,000	1,682,495
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	402,000	388,604
3.132%, SOFR + 1.561%, 01/20/33 (144A) (a)	586,000	493,136
5.176%, SOFR + 1.520%, 01/09/30 (144A) (a)	1,305,000	1,291,331
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a) (e)	890,000	886,462
5.738%, SOFR + 1.880%, 02/20/35 (144A) (a) (e)	1,615,000	1,606,081
BPCE SA
1.000%, 01/20/26 (144A)	570,000	532,262
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	505,281
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	334,944
3.375%, 12/02/26	700,000	671,005
4.625%, 07/11/24 (144A)	400,000	399,711
5.716%, 1Y H15 + 1.959%, 01/18/30 (144A) (a) (e)	370,000	369,223
5.936%, SOFR + 1.850%, 05/30/35 (144A) (a) (e)	1,175,000	1,170,322
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	762,522
3.057%, SOFR + 1.351%, 01/25/33 (a)	677,000	575,050
4.300%, 11/20/26	750,000	731,586
4.450%, 09/29/27	1,294,000	1,261,306
5.449%, SOFR + 1.447%, 06/11/35 (a)	1,000,000	992,165
Cooperatieve Rabobank UA
3.750%, 07/21/26	513,000	493,816
4.375%, 08/04/25	424,000	417,329
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	2,283,000	2,128,808
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	750,000	721,978
4.375%, 03/17/25 (144A)	295,000	291,546
Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Agricole SA
5.335%, SOFR + 1.690%, 01/10/30 (144A) (a)	1,350,000	$1,335,587
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a)	920,000	922,566
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	303,000	287,548
2.311%, SOFR + 1.219%, 11/16/27 (a)	312,000	288,060
3.547%, SOFR + 3.043%, 09/18/31 (a)	1,600,000	1,408,422
5.414%, 05/10/29	455,000	454,321
Discover Bank
4.250%, 03/13/26	1,229,000	1,198,469
DNB Bank ASA
1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a) (e)	1,030,000	927,381
Federation des Caisses Desjardins du Quebec
5.700%, 03/14/28 (144A)	700,000	708,064
Fifth Third Bancorp
8.250%, 03/01/38	200,000	236,509
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,866,189
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	721,199
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	770,970
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	858,076
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	2,614,000	2,500,609
4.411%, 3M TSFR + 1.692%, 04/23/39 (a)	445,000	393,487
6.484%, SOFR + 1.770%, 10/24/29 (a)	840,000	876,998
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	553,810
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	743,623
4.041%, 3M TSFR + 1.808%, 03/13/28 (a)	432,000	416,188
4.292%, 3M TSFR + 1.609%, 09/12/26 (a)	300,000	294,728
6.100%, 01/14/42	370,000	393,586
6.500%, 09/15/37	930,000	952,445
7.390%, SOFR + 3.350%, 11/03/28 (a)	910,000	962,339
ING Groep NV
1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	266,546
6.083%, SOFR + 1.560%, 09/11/27 (a)	240,000	242,664
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (a)	170,000	155,207
Lloyds Banking Group PLC
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	668,843
4.500%, 11/04/24	685,000	681,433
4.582%, 12/10/25	400,000	392,717
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	730,000	728,449
5.679%, 1Y H15 + 1.750%, 01/05/35 (a)	795,000	791,797
Macquarie Bank Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	684,862
Macquarie Group Ltd.
5.033%, 01/15/30 (144A)	1,820,000	1,790,541
6.207%, 11/22/24 (144A)	913,000	914,236
Mitsubishi UFJ Financial Group, Inc.
1.538%, 1Y H15 + 0.750%, 07/20/27 (a)	660,000	610,747
2.048%, 07/17/30	1,020,000	852,009
3.751%, 07/18/39	615,000	513,711
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	772,000	713,614
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	795,000	770,373
See accompanying notes to financial statements.
BHFTI-269

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (a) (e)	539,000	$476,542
5.778%, 1Y H15 + 1.650%, 07/06/29 (a)	790,000	800,604
Morgan Stanley
2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	250,529
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	278,000	264,630
4.300%, 01/27/45	400,000	338,943
4.431%, 3M TSFR + 1.890%, 01/23/30 (a)	1,157,000	1,119,269
4.457%, 3M TSFR + 1.693%, 04/22/39 (a)	850,000	759,728
5.123%, SOFR + 1.730%, 02/01/29 (a)	380,000	378,498
5.164%, SOFR + 1.590%, 04/20/29 (a)	1,215,000	1,211,057
5.449%, SOFR + 1.630%, 07/20/29 (a)	275,000	276,696
5.466%, SOFR + 1.730%, 01/18/35 (a)	448,000	446,831
NatWest Group PLC
4.800%, 04/05/26	1,037,000	1,024,151
4.892%, 05/18/29	290,000	283,479
5.076%, 01/27/30	565,000	555,050
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	555,000	556,761
5.808%, 1Y H15 + 1.950%, 09/13/29 (a)	570,000	577,449
5.847%, 1Y H15 + 1.350%, 03/02/27 (a)	480,000	481,122
NatWest Markets PLC
5.410%, 05/17/29 (144A)	1,305,000	1,309,032
Nordea Bank Abp
5.375%, 09/22/27 (144A)	555,000	557,790
PNC Financial Services Group, Inc.
5.068%, SOFR + 1.933%, 01/24/34 (a)	964,000	931,751
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (a)	900,000	907,002
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	628,616
6.534%, SOFR + 2.600%, 01/10/29 (a)	1,300,000	1,335,442
6.833%, SOFR + 2.749%, 11/21/26 (a)	871,000	882,619
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,450,886
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	664,129
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,362,378
4.250%, 04/14/25 (144A)	785,000	771,750
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (a)	1,108,000	1,092,859
Standard Chartered PLC
1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	1,073,000	1,005,020
2.819%, 01/30/26 (144A)	740,000	726,861
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (a)	745,000	745,112
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (a)	1,470,000	1,457,047
6.097%, 1Y H15 + 2.100%, 01/11/35 (144A) (a) (e)	395,000	400,622
Sumitomo Mitsui Financial Group, Inc.
3.010%, 10/19/26	212,000	201,405
3.040%, 07/16/29	1,020,000	919,870
5.520%, 01/13/28	960,000	970,374
5.710%, 01/13/30	960,000	978,837
Toronto-Dominion Bank
5.523%, 07/17/28	520,000	526,460
Truist Financial Corp.
5.711%, SOFR + 1.922%, 01/24/35 (a)	480,000	477,905
6.047%, SOFR + 2.050%, 06/08/27 (a)	900,000	906,304
7.161%, SOFR + 2.446%, 10/30/29 (a)	1,070,000	1,136,194
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	810,000	$755,163
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a) (e)	360,000	347,896
3.869%, 01/12/29 (144A)	905,000	854,238
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (a)	258,000	257,488
5.617%, 1Y USD SOFR ICE Swap Rate + 1.340%, 09/13/30 (144A) (a)	725,000	728,089
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	270,000	269,725
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	262,000	274,940
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	321,639
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	681,030
Wells Fargo & Co.
5.198%, SOFR + 1.500%, 01/23/30 (a) (e)	1,060,000	1,055,549
5.499%, SOFR + 1.780%, 01/23/35 (a)	1,510,000	1,504,705
5.557%, SOFR + 1.990%, 07/25/34 (a)	425,000	424,685
5.574%, SOFR + 1.740%, 07/25/29 (a)	1,220,000	1,231,068
		114,563,346
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,103,000	1,051,572
Anheuser-Busch InBev Finance, Inc.
4.625%, 02/01/44	185,000	165,180
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38 (e)	1,300,000	1,183,341
4.439%, 10/06/48	950,000	812,943
Coca-Cola Femsa SAB de CV
1.850%, 09/01/32	515,000	399,629
2.750%, 01/22/30	276,000	245,132
Constellation Brands, Inc.
5.250%, 11/15/48	180,000	167,497
Molson Coors Beverage Co.
4.200%, 07/15/46	249,000	198,995
		4,224,289
Biotechnology — 0.3%
Amgen, Inc.
3.000%, 01/15/52	595,000	389,693
5.600%, 03/02/43	500,000	492,763
5.650%, 03/02/53	515,000	507,194
Baxalta, Inc.
5.250%, 06/23/45	27,000	25,372
Gilead Sciences, Inc.
2.600%, 10/01/40	945,000	651,293
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	1,000,000	823,610
Royalty Pharma PLC
1.200%, 09/02/25	303,000	287,761
2.150%, 09/02/31	447,000	358,296
		3,535,982
Building Materials — 0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	204,324
See accompanying notes to financial statements.
BHFTI-270

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Martin Marietta Materials, Inc.
3.450%, 06/01/27	499,000	$477,209
Masco Corp.
2.000%, 10/01/30	260,000	214,159
6.500%, 08/15/32	720,000	766,011
		1,661,703
Chemicals — 0.1%
Albemarle Corp.
5.450%, 12/01/44	350,000	318,574
DuPont de Nemours, Inc.
5.319%, 11/15/38	573,000	589,416
Nutrien Ltd.
4.125%, 03/15/35	620,000	552,507
		1,460,497
Commercial Services — 0.5%
Element Fleet Management Corp.
6.319%, 12/04/28 (144A)	610,000	630,617
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	500,000	566,021
Ford Foundation
2.815%, 06/01/70	275,000	159,832
Global Payments, Inc.
2.900%, 05/15/30 (e)	211,000	183,687
2.900%, 11/15/31 (e)	404,000	338,278
3.200%, 08/15/29	1,437,000	1,291,015
5.300%, 08/15/29	272,000	270,113
Pepperdine University
3.301%, 12/01/59	450,000	287,181
Quanta Services, Inc.
2.350%, 01/15/32	855,000	694,679
2.900%, 10/01/30	1,110,000	977,871
S&P Global, Inc.
2.900%, 03/01/32	581,000	502,057
University of Southern California
3.226%, 10/01/2120	440,000	262,647
Verisk Analytics, Inc.
5.750%, 04/01/33	635,000	651,809
		6,815,807
Computers — 0.1%
Apple, Inc.
2.700%, 08/05/51	965,000	612,880
CGI, Inc.
2.300%, 09/14/31	1,184,000	942,664
Leidos, Inc.
2.300%, 02/15/31	365,000	300,728
		1,856,272
Cosmetics/Personal Care — 0.1%
Haleon U.S. Capital LLC
3.375%, 03/24/29	780,000	724,229
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	$170,151
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	990,000	923,505
3.000%, 10/29/28	485,000	440,754
3.300%, 01/30/32	460,000	395,240
6.100%, 01/15/27	990,000	1,004,521
6.500%, 07/15/25	208,000	209,591
Aviation Capital Group LLC
5.500%, 12/15/24 (144A)	698,000	696,167
Avolon Holdings Funding Ltd.
2.125%, 02/21/26 (144A)	445,000	418,316
2.528%, 11/18/27 (144A)	5,211,000	4,686,844
3.250%, 02/15/27 (144A)	1,840,000	1,722,003
4.250%, 04/15/26 (144A)	885,000	859,590
4.375%, 05/01/26 (144A)	540,000	525,278
5.500%, 01/15/26 (144A)	1,140,000	1,130,962
5.750%, 03/01/29 (144A)	645,000	641,348
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	341,654
4.700%, 09/20/47	84,000	71,140
4.850%, 03/29/29	485,000	476,502
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (a)	324,000	297,075
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	598,021
4.200%, 10/29/25 (e)	200,000	195,865
4.985%, SOFR + 2.160%, 07/24/26 (a)	540,000	535,305
6.312%, SOFR + 2.640%, 06/08/29 (a)	570,000	583,215
LSEGA Financing PLC
2.000%, 04/06/28 (144A)	1,445,000	1,294,959
Mitsubishi HC Finance America LLC
5.807%, 09/12/28 (144A)	915,000	929,054
Nasdaq, Inc.
5.550%, 02/15/34	300,000	300,407
Nomura Holdings, Inc.
2.648%, 01/16/25	845,000	830,511
2.679%, 07/16/30	540,000	459,487
		20,567,314
Electric — 2.7%
AEP Transmission Co. LLC
3.150%, 09/15/49	225,000	147,887
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,472,583
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	340,113
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	250,000	236,235
Constellation Energy Generation LLC
5.750%, 10/01/41	1,260,000	1,234,419
5.800%, 03/01/33	790,000	806,061
6.250%, 10/01/39	160,000	165,259
Consumers Energy Co.
4.350%, 08/31/64	191,000	146,681
See accompanying notes to financial statements.
BHFTI-271

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Delmarva Power & Light Co.
4.150%, 05/15/45	500,000	$398,962
Dominion Energy, Inc.
2.850%, 08/15/26	183,000	173,848
DTE Electric Co.
5.700%, 10/01/37	300,000	303,911
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	600,000	644,568
Duke Energy Corp.
6.100%, 09/15/53 (e)	660,000	669,844
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	265,349
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	291,319
4.100%, 03/15/43	200,000	161,888
4.375%, 03/30/44	247,000	205,207
5.700%, 04/01/35	360,000	360,928
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	378,572
2.775%, 01/07/32 (144A)	280,000	227,267
3.616%, 08/01/27 (144A)	1,050,000	987,260
Electricite de France SA
5.950%, 04/22/34 (144A)	580,000	583,318
Emera U.S. Finance LP
4.750%, 06/15/46	500,000	411,440
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	435,009
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	165,775
Entergy Corp.
2.950%, 09/01/26	194,000	184,068
Entergy Louisiana LLC
2.900%, 03/15/51	390,000	236,194
3.050%, 06/01/31	195,000	169,981
Entergy Mississippi LLC
5.850%, 06/01/54	320,000	318,473
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	1,895,000	1,783,907
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	105,750
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,290,101
Fortis, Inc.
3.055%, 10/04/26	929,000	881,490
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	330,000	290,593
Jersey Central Power & Light Co.
6.150%, 06/01/37	200,000	206,798
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	305,658
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/28 (144A)	340,000	326,580
Nevada Power Co.
5.375%, 09/15/40	223,000	212,740
6.650%, 04/01/36	360,000	387,533
Security Description	Principal Amount*	Value

Electric—(Continued)
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	$208,361
New York State Electric & Gas Corp.
3.250%, 12/01/26 (144A)	434,000	409,042
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	582,056
Northern States Power Co.
6.500%, 03/01/28	628,000	654,979
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	560,000	529,904
2.450%, 12/02/27 (144A)	625,000	564,042
Ohio Power Co.
2.900%, 10/01/51	635,000	388,069
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	670,000	445,504
Pacific Gas & Electric Co.
2.950%, 03/01/26	1,905,000	1,823,341
3.450%, 07/01/25	600,000	585,327
3.750%, 08/15/42	245,000	176,225
4.300%, 03/15/45	420,000	322,847
5.800%, 05/15/34	1,168,000	1,160,578
6.400%, 06/15/33	755,000	779,763
6.750%, 01/15/53	40,000	41,518
PG&E Recovery Funding LLC
5.536%, 07/15/49	630,000	637,314
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	465,000	434,275
5.099%, 06/01/54	675,000	645,758
5.212%, 12/01/49	360,000	347,903
Progress Energy, Inc.
7.000%, 10/30/31	200,000	217,050
Public Service Co. of Oklahoma
6.625%, 11/15/37	600,000	643,216
Puget Energy, Inc.
2.379%, 06/15/28	853,000	761,320
San Diego Gas & Electric Co.
2.950%, 08/15/51	635,000	411,218
SCE Recovery Funding LLC
4.697%, 06/15/42	613,204	595,361
Sigeco Securitization I LLC
5.026%, 11/15/38	585,561	579,344
Southern California Edison Co.
3.650%, 03/01/28	500,000	473,941
5.550%, 01/15/36	500,000	496,287
5.875%, 12/01/53	713,000	711,260
Southern Co.
5.700%, 03/15/34	655,000	665,930
Southern Power Co.
5.150%, 09/15/41	400,000	370,363
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	208,952
Tampa Electric Co.
4.450%, 06/15/49	500,000	418,734
Toledo Edison Co.
6.150%, 05/15/37	400,000	419,929
See accompanying notes to financial statements.
BHFTI-272

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	$106,404
6.000%, 05/15/37	685,000	705,933
Vistra Operations Co. LLC
6.000%, 04/15/34 (144A)	90,000	90,215
		36,525,832
Electronics — 0.1%
Honeywell International, Inc.
5.250%, 03/01/54	690,000	669,543
Food — 0.7%
Bimbo Bakeries USA, Inc.
4.000%, 05/17/51 (144A)	695,000	523,757
5.375%, 01/09/36 (144A)	200,000	194,893
Campbell Soup Co.
3.125%, 04/24/50	287,000	186,438
Conagra Brands, Inc.
5.300%, 11/01/38	205,000	192,930
J M Smucker Co.
6.200%, 11/15/33	325,000	341,317
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.750%, 12/01/31	760,000	665,411
6.750%, 03/15/34 (144A)	845,000	895,791
Kellanova
5.250%, 03/01/33	747,000	741,604
Kraft Heinz Foods Co.
4.375%, 06/01/46	460,000	374,108
4.625%, 10/01/39	600,000	531,482
Kroger Co.
8.000%, 09/15/29	610,000	684,306
McCormick & Co., Inc.
2.500%, 04/15/30	1,239,000	1,073,750
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	1,160,000	984,877
5.200%, 04/01/29 (144A)	1,100,000	1,066,526
Tyson Foods, Inc.
5.700%, 03/15/34	520,000	517,992
		8,975,182
Gas — 0.4%
APA Infrastructure Ltd.
4.200%, 03/23/25 (144A)	700,000	691,895
4.250%, 07/15/27 (144A)	687,000	668,883
Atmos Energy Corp.
4.150%, 01/15/43	460,000	385,791
Brooklyn Union Gas Co.
4.273%, 03/15/48 (144A)	500,000	376,812
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	325,286
NiSource, Inc.
1.700%, 02/15/31	570,000	453,296
2.950%, 09/01/29	465,000	417,936
Southern California Gas Co.
2.550%, 02/01/30	829,000	721,692
Security Description	Principal Amount*	Value

Gas—(Continued)
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	$159,126
4.400%, 06/01/43	375,000	309,006
6.000%, 10/01/34	1,000,000	1,004,316
Southwest Gas Corp.
3.800%, 09/29/46	332,000	243,969
		5,758,008
Healthcare-Services — 0.8%
Aetna, Inc.
6.625%, 06/15/36	297,000	315,309
Bon Secours Mercy Health, Inc.
3.205%, 06/01/50	625,000	423,837
Children's Hospital
2.928%, 07/15/50	540,000	346,680
Children's Hospital Corp.
2.585%, 02/01/50	430,000	268,432
CommonSpirit Health
1.547%, 10/01/25	435,000	413,162
2.782%, 10/01/30	430,000	372,429
3.910%, 10/01/50	425,000	322,783
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	358,352
Elevance Health, Inc.
4.101%, 03/01/28	460,000	444,563
4.650%, 08/15/44	324,000	282,136
Hackensack Meridian Health, Inc.
2.675%, 09/01/41	1,180,000	825,660
2.875%, 09/01/50	700,000	459,561
Hartford HealthCare Corp.
3.447%, 07/01/54	1,100,000	784,745
HCA, Inc.
3.500%, 07/15/51	397,000	265,346
5.125%, 06/15/39	565,000	523,352
5.500%, 06/15/47	445,000	411,392
Memorial Health Services
3.447%, 11/01/49	995,000	738,445
MultiCare Health System
2.803%, 08/15/50	365,000	220,378
MyMichigan Health
3.409%, 06/01/50	245,000	171,406
Nationwide Children's Hospital, Inc.
4.556%, 11/01/52	181,000	162,509
NYU Langone Hospitals
3.380%, 07/01/55	410,000	283,213
Piedmont Healthcare, Inc.
2.864%, 01/01/52	620,000	392,422
Providence St. Joseph Health Obligated Group
2.746%, 10/01/26	210,000	197,637
Texas Health Resources
2.328%, 11/15/50	340,000	195,824
4.330%, 11/15/55	250,000	211,065
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	618,027
5.875%, 02/15/53	405,000	420,606
See accompanying notes to financial statements.
BHFTI-273

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	580,000	$346,681
		10,775,952
Insurance — 0.8%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	500,000	542,907
Aon North America, Inc.
5.450%, 03/01/34 (e)	1,000,000	995,608
Athene Global Funding
1.450%, 01/08/26 (144A)	420,000	394,284
2.500%, 01/14/25 (144A)	115,000	112,938
2.950%, 11/12/26 (144A)	2,125,000	2,001,920
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	479,247
4.300%, 05/15/43	831,000	726,677
Corebridge Financial, Inc.
3.850%, 04/05/29	390,000	365,523
F&G Annuities & Life, Inc.
6.500%, 06/04/29	330,000	328,909
F&G Global Funding
1.750%, 06/30/26 (144A)	585,000	537,945
5.875%, 06/10/27 (144A)	600,000	596,850
Guardian Life Insurance Co. of America
4.850%, 01/24/77 (144A) †	156,000	130,185
Hanover Insurance Group, Inc.
2.500%, 09/01/30	380,000	320,200
Hartford Financial Services Group, Inc.
4.300%, 04/15/43	400,000	337,531
High Street Funding Trust I
4.111%, 02/15/28 (144A)	503,000	474,875
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	800,000	815,652
New York Life Global Funding
3.000%, 01/10/28 (144A)	485,000	452,986
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	625,000	502,824
Northwestern Mutual Global Funding
1.700%, 06/01/28 (144A) (e)	620,000	546,505
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	200,000	156,090
		10,819,656
Internet — 0.1%
Amazon.com, Inc.
3.950%, 04/13/52 (e)	1,270,000	1,021,105
Meta Platforms, Inc.
5.600%, 05/15/53	835,000	852,255
		1,873,360
Iron/Steel — 0.2%
Reliance, Inc.
1.300%, 08/15/25	1,810,000	1,723,808
Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Steel Dynamics, Inc.
1.650%, 10/15/27 (e)	630,000	$561,510
		2,285,318
Machinery-Diversified — 0.1%
nVent Finance SARL
4.550%, 04/15/28	562,000	545,673
Otis Worldwide Corp.
2.565%, 02/15/30	1,110,000	974,228
		1,519,901
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	775,000	515,593
3.700%, 04/01/51	840,000	510,797
4.800%, 03/01/50	935,000	685,905
6.834%, 10/23/55	400,000	378,189
Comcast Corp.
2.887%, 11/01/51	1,131,000	705,624
2.937%, 11/01/56	663,000	399,932
2.987%, 11/01/63	42,000	24,649
3.900%, 03/01/38	591,000	500,897
4.200%, 08/15/34	556,000	509,564
Cox Communications, Inc.
2.950%, 10/01/50 (144A)	630,000	374,482
Paramount Global
4.850%, 07/01/42	255,000	182,638
5.900%, 10/15/40	125,000	100,246
TCI Communications, Inc.
7.125%, 02/15/28	801,000	860,669
Time Warner Cable LLC
5.500%, 09/01/41	1,000,000	832,785
		6,581,970
Mining — 0.3%
Barrick Gold Corp.
6.450%, 10/15/35	300,000	321,838
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (144A)	528,000	545,066
Glencore Funding LLC
2.500%, 09/01/30 (144A)	2,270,000	1,919,422
5.634%, 04/04/34 (144A)	610,000	600,635
		3,386,961
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.450%, 11/21/44	333,000	283,683
Oil & Gas — 0.7%
Aker BP ASA
2.000%, 07/15/26 (144A)	262,000	243,757
BP Capital Markets America, Inc.
2.939%, 06/04/51	1,260,000	799,892
Coterra Energy, Inc.
3.900%, 05/15/27	710,000	682,969
See accompanying notes to financial statements.
BHFTI-274

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
EQT Corp.
3.900%, 10/01/27 (e)	200,000	$191,160
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	524,073
HF Sinclair Corp.
5.875%, 04/01/26	409,000	409,869
Jonah Energy LLC
7.800%, 11/10/37	1,557,730	1,520,967
Phillips 66 Co.
3.150%, 12/15/29	330,000	298,602
3.550%, 10/01/26	100,000	96,561
4.900%, 10/01/46	560,000	491,865
Pioneer Natural Resources Co.
1.900%, 08/15/30	800,000	670,282
Suncor Energy, Inc.
5.950%, 12/01/34 (e)	668,000	682,275
7.875%, 06/15/26	544,000	566,234
TotalEnergies Capital International SA
2.986%, 06/29/41	900,000	655,974
3.127%, 05/29/50	870,000	586,611
3.461%, 07/12/49	660,000	479,952
Valero Energy Corp.
7.500%, 04/15/32	126,000	142,203
		9,043,246
Oil & Gas Services — 0.0%
Halliburton Co.
4.750%, 08/01/43	215,000	189,093
4.850%, 11/15/35	270,000	256,812
		445,905
Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	894,000	828,209
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.050%, 11/21/39	1,682,000	1,460,982
4.400%, 11/06/42	600,000	526,099
4.450%, 05/14/46	220,000	190,959
5.050%, 03/15/34	1,115,000	1,111,739
AstraZeneca PLC
6.450%, 09/15/37	350,000	389,862
Becton Dickinson & Co.
3.794%, 05/20/50	103,000	77,938
Bristol-Myers Squibb Co.
4.125%, 06/15/39	527,000	457,309
4.550%, 02/20/48	427,000	365,906
5.550%, 02/22/54	365,000	359,847
5.650%, 02/22/64	555,000	542,156
Cigna Group
4.800%, 07/15/46	156,000	137,174
CVS Health Corp.
4.300%, 03/25/28 (e)	179,000	172,846
5.050%, 03/25/48	2,065,000	1,779,219
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	586,206	$532,378
5.773%, 01/10/33 (144A)	533,981	529,224
8.353%, 07/10/31 (144A)	104,286	112,443
Mylan, Inc.
4.550%, 04/15/28	350,000	337,164
Pfizer Investment Enterprises Pte. Ltd.
5.300%, 05/19/53	1,265,000	1,220,115
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	945,000	684,364
3.175%, 07/09/50	440,000	291,584
5.650%, 07/05/44	950,000	932,922
Zoetis, Inc.
2.000%, 05/15/30	590,000	496,932
		12,709,162
Pipelines — 0.8%
Boardwalk Pipelines LP
3.400%, 02/15/31	630,000	551,617
Cameron LNG LLC
3.701%, 01/15/39 (144A)	769,000	623,115
Enbridge, Inc.
5.625%, 04/05/34	705,000	703,840
5.700%, 03/08/33 (e)	680,000	685,348
Energy Transfer LP
4.150%, 09/15/29	443,000	419,391
4.950%, 01/15/43	394,000	337,368
5.300%, 04/01/44	200,000	179,924
6.000%, 06/15/48 (e)	270,000	260,165
6.100%, 02/15/42	500,000	489,140
Enterprise Products Operating LLC
4.950%, 10/15/54	179,000	158,241
5.100%, 02/15/45	200,000	185,759
Flex Intermediate Holdco LLC
3.363%, 06/30/31 (144A)	1,100,000	915,268
4.317%, 12/30/39 (144A)	425,000	307,852
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	732,624	585,456
Gray Oak Pipeline LLC
2.600%, 10/15/25 (144A)	1,300,000	1,248,002
Kinder Morgan, Inc.
5.000%, 02/01/29	688,000	680,357
5.050%, 02/15/46	250,000	218,801
MPLX LP
5.500%, 06/01/34	960,000	945,413
ONEOK Partners LP
6.650%, 10/01/36	950,000	1,003,941
TransCanada PipeLines Ltd.
4.750%, 05/15/38	300,000	274,365
		10,773,363
Real Estate — 0.1%
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	632,000	604,808
See accompanying notes to financial statements.
BHFTI-275

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate—(Continued)
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	603,000	$582,650
		1,187,458
Real Estate Investment Trusts — 1.6%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	410,000	308,454
2.000%, 05/18/32 (e)	710,000	555,688
3.800%, 04/15/26	175,000	170,033
4.000%, 02/01/50	566,000	419,984
American Tower Corp.
1.500%, 01/31/28	965,000	846,036
1.875%, 10/15/30	845,000	687,949
2.100%, 06/15/30	470,000	393,796
2.950%, 01/15/51 (e)	255,000	159,471
3.100%, 06/15/50	390,000	251,728
3.375%, 10/15/26	287,000	274,098
3.700%, 10/15/49	665,000	482,274
Brixmor Operating Partnership LP
2.250%, 04/01/28	600,000	535,338
2.500%, 08/16/31 (e)	325,000	267,195
3.850%, 02/01/25	500,000	494,562
COPT Defense Properties LP
2.750%, 04/15/31	1,153,000	953,288
DOC DR LLC
2.625%, 11/01/31 (e)	405,000	335,256
Equinix, Inc.
2.000%, 05/15/28	1,388,000	1,229,157
2.900%, 11/18/26	875,000	826,477
Essex Portfolio LP
2.650%, 03/15/32	565,000	467,578
Extra Space Storage LP
2.400%, 10/15/31	390,000	320,421
3.500%, 07/01/26	1,000,000	962,042
5.900%, 01/15/31	650,000	663,800
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	387,000	362,581
Healthcare Realty Holdings LP
2.000%, 03/15/31 (e)	470,000	370,332
Healthpeak OP LLC
3.500%, 07/15/29	600,000	554,248
Mid-America Apartments LP
1.700%, 02/15/31	470,000	377,106
NNN REIT, Inc.
3.600%, 12/15/26	453,000	434,570
Prologis LP
2.250%, 04/15/30	200,000	172,045
Public Storage Operating Co.
2.250%, 11/09/31	411,000	339,293
Realty Income Corp.
3.000%, 01/15/27	200,000	189,454
Regency Centers LP
2.950%, 09/15/29	560,000	502,707
Sabra Health Care LP
3.200%, 12/01/31	660,000	548,634
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Safehold GL Holdings LLC
2.800%, 06/15/31	2,220,000	$1,856,371
Scentre Group Trust 1/Scentre Group Trust 2
3.500%, 02/12/25 (144A)	720,000	710,055
Scentre Group Trust 2
4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a) (e)	306,000	295,177
SITE Centers Corp.
4.700%, 06/01/27	226,000	224,278
UDR, Inc.
2.100%, 08/01/32	470,000	367,759
2.950%, 09/01/26	233,000	220,932
3.000%, 08/15/31	95,000	82,111
3.200%, 01/15/30	625,000	564,738
Ventas Realty LP
3.500%, 02/01/25 (e)	197,000	194,227
3.850%, 04/01/27	369,000	354,769
Welltower OP LLC
3.100%, 01/15/30	445,000	398,805
6.500%, 03/15/41	225,000	242,718
WP Carey, Inc.
2.250%, 04/01/33	845,000	650,831
4.250%, 10/01/26	285,000	277,614
		21,895,980
Retail — 0.3%
7-Eleven, Inc.
1.800%, 02/10/31 (144A)	400,000	320,392
2.500%, 02/10/41 (144A)	409,000	267,179
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	780,000	588,591
3.625%, 05/13/51 (144A)	870,000	624,418
3.800%, 01/25/50 (144A)	625,000	466,804
AutoZone, Inc.
1.650%, 01/15/31	530,000	425,082
Home Depot, Inc.
3.625%, 04/15/52 (e)	705,000	521,485
McDonald's Corp.
4.450%, 03/01/47	180,000	150,995
4.700%, 12/09/35	84,000	79,776
6.300%, 10/15/37	152,000	162,756
		3,607,478
Semiconductors — 0.6%
Analog Devices, Inc.
2.800%, 10/01/41	722,000	508,738
Broadcom, Inc.
1.950%, 02/15/28 (144A) (e)	1,800,000	1,611,287
3.137%, 11/15/35 (144A)	1,685,000	1,349,327
3.187%, 11/15/36 (144A)	465,000	367,985
Intel Corp.
5.700%, 02/10/53 (e)	800,000	786,296
KLA Corp.
3.300%, 03/01/50	610,000	429,463
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	1,085,000	909,170
3.250%, 05/11/41	1,115,000	813,332
See accompanying notes to financial statements.
BHFTI-276

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
QUALCOMM, Inc.
4.500%, 05/20/52	460,000	$397,087
Texas Instruments, Inc.
5.050%, 05/18/63	681,000	632,871
		7,805,556
Software — 0.4%
Fiserv, Inc.
4.400%, 07/01/49	295,000	239,406
Oracle Corp.
2.300%, 03/25/28	630,000	569,586
3.800%, 11/15/37	900,000	741,407
3.850%, 07/15/36	124,000	104,530
3.900%, 05/15/35	106,000	91,896
4.300%, 07/08/34	103,000	93,803
4.900%, 02/06/33	820,000	795,427
5.550%, 02/06/53 (e)	580,000	548,769
VMware LLC
1.400%, 08/15/26	1,306,000	1,202,535
4.650%, 05/15/27	425,000	418,275
		4,805,634
Telecommunications — 0.6%
AT&T, Inc.
2.750%, 06/01/31	620,000	530,902
3.550%, 09/15/55	396,000	266,979
3.650%, 06/01/51	2,795,000	1,974,203
Deutsche Telekom AG
3.625%, 01/21/50 (144A)	276,000	203,096
NBN Co. Ltd.
2.625%, 05/05/31 (144A)	1,600,000	1,373,083
Rogers Communications, Inc.
4.550%, 03/15/52	545,000	444,929
Sprint Capital Corp.
6.875%, 11/15/28 (e)	362,000	383,757
T-Mobile USA, Inc.
3.600%, 11/15/60	385,000	260,234
5.050%, 07/15/33	905,000	885,369
5.150%, 04/15/34 (e)	496,000	487,500
Verizon Communications, Inc.
2.100%, 03/22/28 (e)	250,000	224,833
2.650%, 11/20/40	779,000	536,556
4.125%, 03/16/27	113,000	110,151
Vodafone Group PLC
5.625%, 02/10/53	275,000	263,261
6.150%, 02/27/37	500,000	531,076
		8,475,929
Transportation — 0.2%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	233,000	171,429
7.950%, 08/15/30	1,185,000	1,367,303
Canadian Pacific Railway Co.
4.700%, 05/01/48	597,000	516,727
CSX Corp.
4.750%, 11/15/48	404,000	360,519
Security Description	Principal Amount*	Value

Transportation—(Continued)
CSX Corp.
6.000%, 10/01/36	300,000	$317,014
Norfolk Southern Corp.
3.942%, 11/01/47	219,000	168,942
Union Pacific Corp.
4.100%, 09/15/67	200,000	151,073
		3,053,007
Water — 0.1%
American Water Capital Corp.
2.800%, 05/01/30	750,000	660,287
Total Corporate Bonds & Notes (Cost $395,390,317)		357,145,489

Asset-Backed Securities—12.6%
Asset-Backed - Automobile — 4.3%
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	1,608,000	1,600,553
Bridgecrest Lending Auto Securitization Trust
5.650%, 04/16/29	1,441,000	1,438,359
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	1,805,000	1,805,289
6.160%, 09/10/29 (144A)	1,430,000	1,460,640
Credit Acceptance Auto Loan Trust
6.130%, 12/15/33 (144A)	2,370,000	2,383,285
6.390%, 08/15/33 (144A)	1,600,000	1,619,371
6.710%, 07/17/34 (144A)	2,370,000	2,401,606
8.450%, 02/15/33 (144A)	2,600,000	2,691,801
Drive Auto Receivables Trust
1.450%, 01/16/29	1,358,306	1,325,498
DT Auto Owner Trust
1.100%, 02/16/27 (144A)	181,862	181,268
4.220%, 01/15/27 (144A)	1,494,490	1,491,807
5.790%, 02/15/29 (144A)	2,391,000	2,384,155
Exeter Automobile Receivables Trust
5.920%, 02/15/30	2,540,000	2,545,861
5.980%, 12/15/28	2,800,000	2,792,932
6.210%, 06/15/28	1,600,000	1,605,895
FHF Issuer Trust
5.690%, 02/15/30 (144A)	3,000,000	2,996,270
Flagship Credit Auto Trust
1.960%, 12/15/27 (144A)	3,650,000	3,457,758
2.180%, 02/16/27 (144A)	650,000	621,920
GLS Auto Receivables Issuer Trust
1.420%, 04/15/27 (144A)	2,250,000	2,170,542
1.480%, 07/15/27 (144A)	4,400,000	4,191,361
1.680%, 01/15/27 (144A)	840,088	822,478
6.010%, 05/15/29 (144A)	1,251,000	1,253,225
OneMain Direct Auto Receivables Trust
7.070%, 02/14/33 (144A)	1,838,000	1,860,193
Santander Drive Auto Receivables Trust
4.140%, 02/16/27	1,105,210	1,101,929
5.690%, 02/18/31	3,400,000	3,391,339
5.970%, 10/15/31	3,040,000	3,049,577
See accompanying notes to financial statements.
BHFTI-277

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
SART
4.750%, 06/15/25	101,535	$101,342
SBNA Auto Lease Trust
5.550%, 12/20/28 (144A)	1,469,000	1,475,455
Westlake Automobile Receivables Trust
5.740%, 08/15/28 (144A)	2,105,000	2,102,833
6.640%, 11/15/28 (144A)	1,620,000	1,646,360
		57,970,902
Asset-Backed - Credit Card — 0.2%
Continental Finance Credit Card ABS Master Trust
2.240%, 12/15/28 (144A)	291,954	290,594
Mercury Financial Credit Card Master Trust
6.560%, 07/20/29 (144A)	2,455,000	2,464,208
		2,754,802
Asset-Backed - Other — 8.1%
Accelerated Assets LLC
1.900%, 10/20/40 (144A)	802,249	736,465
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,031,405	1,012,119
3.678%, 12/17/36 (144A)	81,762	80,921
4.201%, 12/17/36 (144A)	400,000	396,377
4.596%, 12/17/36 (144A)	250,000	247,883
5.036%, 10/17/52 (144A)	1,900,000	1,869,750
5.639%, 04/17/52 (144A)	500,000	497,313
6.418%, 12/17/36 (144A)	300,000	299,397
AMSR Trust
1.355%, 11/17/37 (144A)	2,164,934	2,051,505
2.327%, 10/17/38 (144A)	1,694,000	1,545,777
4.387%, 03/17/39 (144A)	3,000,000	2,823,402
Bastion Funding I LLC
7.119%, 04/25/38 (144A)	1,359,553	1,343,950
Bridge Trust
4.450%, 11/17/37 (144A)	2,257,000	2,183,675
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	618,180	585,390
2.918%, 04/15/36 (144A)	1,415,674	1,339,217
BXG Receivables Note Trust
6.310%, 11/15/38 (144A)	1,858,168	1,838,243
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	589,500	531,545
CFIN Issuer LLC
3.250%, 02/16/26 (144A)	1,158,902	1,126,569
COOF Securitization Trust Ltd.
2.899%, 06/25/40 (144A) (a) (b)	256,188	17,709
CoreVest American Finance Ltd.
2.705%, 10/15/52 (144A)	726,509	714,708
DataBank Issuer LLC
2.060%, 02/27/51 (144A)	1,950,000	1,809,838
Diversified Abs Phase VI LLC
7.500%, 11/28/39	1,324,384	1,275,424
Diversified ABS Phase VIII LLC
7.076%, 05/30/44 (144A)	2,800,000	2,792,787
DP Lion Holdco LLC
8.243%, 11/30/43	1,041,375	1,050,460
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	3,700,000	$3,514,220
5.197%, 05/19/39 (144A)	1,320,000	1,282,343
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (a)	3,300,000	2,953,645
3.850%, 10/25/26 (144A) (a)	2,680,000	2,400,934
4.450%, 01/25/26 (144A) (a)	3,100,000	2,882,258
6.500%, 03/26/27 (144A) (a)	3,375,000	3,307,827
Foundation Finance Trust
3.860%, 11/15/34 (144A)	2,879	2,875
9.100%, 06/15/49 (144A)	2,000,000	2,060,621
FW Energy Asset Issuer LLC
7.151%, 08/25/44	2,050,000	2,050,000
8.106%, 08/25/44	650,000	650,000
Goodgreen Trust
2.760%, 04/15/55 (144A)	902,084	762,359
3.260%, 10/15/53 (144A)	996,861	889,489
3.740%, 10/15/52 (144A)	206,182	186,099
5.000%, 10/20/51	575,462	557,700
5.900%, 01/17/61 (144A)	1,801,831	1,709,187
Grene Energy Senior
11.000%, 01/17/61 (f) (g)	86,338	73,387
HERO Funding Trust
3.080%, 09/20/42 (144A)	171,416	153,391
3.950%, 09/20/48 (144A)	657,869	581,578
4.460%, 09/20/47 (144A)	543,314	493,009
Jonah Energy Abs I LLC
7.200%, 12/10/37 (144A)	1,185,010	1,178,453
KGS-Alpha SBA COOF Trust
0.585%, 05/25/39 (144A) (a) (b)	996,264	11,090
0.872%, 08/25/38 (144A) (a) (b)	737,622	12,830
1.786%, 03/25/39 (144A) (a) (b)	736,316	23,215
3.297%, 04/25/40 (144A) (a) (b)	136,400	8,619
Lendmark Funding Trust
5.600%, 05/20/33 (144A)	2,055,000	2,032,031
6.160%, 05/20/33 (144A)	1,065,000	1,055,366
LFT CRE Ltd.
7.393%, 1M TSFR + 2.064%, 06/15/39 (144A) (a)	3,280,000	3,173,761
MNR ABS Issuer I LLC
8.946%, 12/15/38	1,230,573	1,243,853
NRZ Excess Spread-Collateralized Notes
3.104%, 07/25/26 (144A)	1,930,081	1,815,790
3.228%, 05/25/26 (144A)	1,191,729	1,127,666
3.474%, 11/25/26 (144A)	917,986	855,135
3.844%, 12/25/25 (144A)	971,667	937,537
OL SP LLC
4.160%, 02/09/30	275,030	274,955
Oportun Funding XIV LLC
1.210%, 03/08/28 (144A)	277,531	269,301
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	3,600,000	3,573,737
PNMAC GMSR Issuer Trust
9.585%, SOFR30A + 4.250%, 05/25/27 (144A) (a)	2,650,000	2,685,299
PRET LLC
2.487%, 10/25/51 (144A) (a)	3,667,173	3,618,041
See accompanying notes to financial statements.
BHFTI-278

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Progress Residential Trust
2.409%, 05/17/38 (144A)	1,960,000	$1,808,623
2.425%, 07/17/38 (144A)	2,535,000	2,333,300
3.325%, 07/09/29 (144A) (a)	1,229,000	1,095,039
3.930%, 02/17/41 (144A)	3,150,000	2,805,513
5.200%, 04/17/39 (144A)	2,435,000	2,329,529
Regional Management Issuance Trust
3.040%, 03/17/31 (144A)	3,409,000	3,155,561
Renew Financial
3.670%, 09/20/52 (144A)	268,786	245,622
RT Financial LLC
7.851%, 10/15/43	1,564,899	1,580,765
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	1,290,000	1,289,234
6.770%, 08/22/33 (144A)	2,385,000	2,490,962
Sierra Timeshare Receivables Funding LLC
1.330%, 07/20/37 (144A)	359,636	347,484
VM Debt Trust
7.460%, 07/18/27	3,999,007	3,759,067
VOLT C LLC
4.992%, 05/25/51 (144A) (h)	731,993	717,048
VOLT CI LLC
4.992%, 05/25/51 (144A) (h)	894,358	878,318
VOLT XCII LLC
4.893%, 02/27/51 (144A) (h)	420,352	413,825
VOLT XCIII LLC
4.893%, 02/27/51 (144A) (h)	1,603,942	1,580,219
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (h)	1,238,184	1,224,767
VOLT XCV LLC
5.240%, 03/27/51 (144A) (h)	481,214	478,857
VOLT XCVII LLC
5.240%, 04/25/51 (144A) (h)	1,164,171	1,157,514
VSE VOI Mortgage LLC
3.560%, 02/20/36 (144A)	198,856	197,496
		108,466,768
Asset-Backed - Student Loan — 0.0%
Academic Loan Funding Trust
6.250%, SOFR30A + 0.914%, 12/26/44 (144A) (a)	348,345	338,876
Total Asset-Backed Securities (Cost $173,635,941)		169,531,348

Mortgage-Backed Securities—3.1%
Collateralized Mortgage Obligations — 1.0%
Global Mortgage Securitization Ltd.
5.780%, 1M TSFR + 0.434%, 11/25/32 (144A) (a)	65,039	62,924
HarborView Mortgage Loan Trust
5.630%, 05/19/34 (a)	258,028	238,963
Impac CMB Trust
6.200%, 1M TSFR + 0.854%, 11/25/34 (a)	437,656	426,539
JP Morgan Mortgage Trust
6.984%, 08/25/34 (a)	31,175	30,983
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Merrill Lynch Mortgage Investors Trust
5.920%, 1M TSFR + 0.574%, 04/25/29 (a)	86,599	$79,383
5.960%, 1M TSFR + 0.614%, 05/25/29 (a)	143,064	136,728
6.080%, 1M TSFR + 0.734%, 10/25/28 (a)	100,852	94,598
6.100%, 1M TSFR + 0.754%, 10/25/28 (a)	110,262	102,619
6.409%, 6M TSFR + 1.108%, 01/25/29 (a)	99,367	95,628
New Residential Mortgage Loan Trust
6.664%, 03/25/39 (144A) (h)	2,450,000	2,455,426
PRPM LLC
4.000%, 11/25/53 (144A) (h)	804,298	773,322
4.867%, 04/25/26 (144A) (h)	797,536	787,574
Sequoia Mortgage Trust
6.053%, 1M TSFR + 0.714%, 12/20/34 (a)	277,759	244,922
6.093%, 1M TSFR + 0.754%, 01/20/34 (a)	138,957	130,236
6.113%, 1M TSFR + 0.774%, 07/20/33 (a)	225,937	203,674
6.133%, 1M TSFR + 0.794%, 10/20/34 (a)	308,202	274,679
6.213%, 1M TSFR + 0.874%, 04/20/33 (a)	148,998	139,376
Structured Asset Mortgage Investments II Trust
6.153%, 1M TSFR + 0.814%, 01/19/34 (a)	377,230	350,588
6.153%, 1M TSFR + 0.814%, 03/19/34 (a)	332,691	303,386
Structured Asset Mortgage Investments Trust
6.353%, 1M TSFR + 1.014%, 05/19/33 (a)	211,695	198,018
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.914%, 11/25/33 (a)	86,987	85,070
Thornburg Mortgage Securities Trust
5.589%, 04/25/45 (a)	377,037	354,723
5.664%, 12/25/44 (a)	231,719	214,817
6.100%, 1M TSFR + 0.754%, 09/25/43 (a)	169,606	158,554
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (a)	4,200,277	3,562,270
VM Master Issuer LLC
5.163%, 05/24/25 (144A) (a)	2,732,276	2,723,024
		14,228,024
Commercial Mortgage-Backed Securities — 2.1%
Anchor Mortgage Trust
8.230%, 03/25/31 (a) (f) (g)	2,000,000	2,000,000
BAMLL Commercial Mortgage Securities Trust
4.354%, 08/15/46 (144A) (a)	1,200,000	730,591
BB-UBS Trust
3.430%, 11/05/36 (144A)	2,950,000	2,880,567
COMM Mortgage Trust
1.030%, 07/10/45 (144A) (a) (b)	28,076,439	27,824
2.896%, 02/10/37 (144A)	3,050,000	2,966,579
3.942%, 04/10/33 (144A) (a)	1,450,000	1,321,692
CSMC Trust
4.373%, 09/15/37 (144A)	1,000,000	760,112
Independence Plaza Trust
3.763%, 07/10/35 (144A)	2,935,000	2,803,305
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	688,257
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,997,000	1,338,190
RBS Commercial Funding, Inc. Trust
3.260%, 03/11/31 (144A)	513,912	483,464
See accompanying notes to financial statements.
BHFTI-279

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Securities Lending Reinvestments (i)—0.3%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
RR Trust
Zero Coupon, 04/26/48 (144A) (c)	8,830,000	$8,329,862
SLG Office Trust
2.585%, 07/15/41 (144A)	3,090,000	2,520,588
Wells Fargo Commercial Mortgage Trust
6.594%, 1M TSFR + 1.264%, 02/15/40 (144A) (a)	973,497	966,207
WFRBS Commercial Mortgage Trust
4.197%, 03/15/45 (144A) (a)	300,000	248,866
		28,066,104
Total Mortgage-Backed Securities (Cost $43,653,653)		42,294,128

Foreign Government—0.3%
Sovereign — 0.3%
Chile Government International Bonds
2.550%, 01/27/32	394,000	330,427
Mexico Government International Bonds
2.659%, 05/24/31	848,000	695,753
3.500%, 02/12/34	577,000	468,773
3.771%, 05/24/61	625,000	382,187
4.350%, 01/15/47 (e)	228,000	169,767
4.600%, 01/23/46	959,000	738,461
4.600%, 02/10/48	200,000	152,352
5.750%, 10/12/2110	500,000	412,147
Saudi Government International Bonds
2.250%, 02/02/33 (144A)	490,000	391,169
Total Foreign Government (Cost $4,950,878)		3,741,036

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $720,000)	720,000	721,274

Short-Term Investments—0.5%
Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $6,137,800; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $6,258,397	6,135,627	6,135,627
Total Short-Term Investments (Cost $6,135,627)		6,135,627

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements—0.1%
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $83,899; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $85,539	83,862	$83,862
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $500,530; collateralized by various Common Stock with an aggregate market value of $557,742	500,000	500,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $500,226; collateralized by various Common Stock with an aggregate market value of $550,248	500,000	500,000
		1,083,862

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class, 5.250% (j)	400,000	400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (j)	300,000	300,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (j)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (j)	400,000	400,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (j)	400,000	400,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (j)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (j)	400,000	400,000
		2,600,000
Total Securities Lending Reinvestments (Cost $3,683,862)		3,683,862
Total Investments—100.3% (Cost $1,485,803,443)		1,347,110,121
Other assets and liabilities (net)—(0.3)%		(3,827,181)
Net Assets—100.0%		$1,343,282,940

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was
$130,185, which is less than 0.05% of net assets. See  details shown in the Restricted
Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference

See accompanying notes to financial statements.
BHFTI-280

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	Principal amount of security is adjusted for inflation.
(e)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $48,248,175 and the collateral received consisted of cash in the amount of $3,683,862 and non-cash collateral with a value of $46,602,620. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(f)	Security was valued in good faith under procedures subject to oversight by the Board of
Trustees. As of June 30, 2024, these securities represent 0.2% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$289,651,601, which is 21.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Guardian Life Insurance Co. of America, 4.850%, 01/24/77	01/17/17	$156,000	$154,532	$130,185
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$110,199,464	$86,172,830	$63 ,841,522	$72,154,549
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$18,596,049	$20,117,746
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(3,683,862)	$—	$—	$—	$(3,683,862)
Gross amount of recognized liabilities for securities lending transactions					$(3,683,862)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$763,857,357	$—	$763,857,357
Total Corporate Bonds & Notes*	—	357,145,489	—	357,145,489
Asset-Backed Securities
Asset-Backed - Automobile	—	57,970,902	—	57,970,902
Asset-Backed - Credit Card	—	2,754,802	—	2,754,802
Asset-Backed - Other	—	108,393,381	73,387	108,466,768
Asset-Backed - Student Loan	—	338,876	—	338,876
Total Asset-Backed Securities	—	169,457,961	73,387	169,531,348
See accompanying notes to financial statements.
BHFTI-281

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities
Collateralized Mortgage Obligations	$—	$14,228,024	$—	$14,228,024
Commercial Mortgage-Backed Securities	—	26,066,104	2,000,000	28,066,104
Total Mortgage-Backed Securities	—	40,294,128	2,000,000	42,294,128
Total Foreign Government*	—	3,741,036	—	3,741,036
Total Municipals*	—	721,274	—	721,274
Total Short-Term Investments*	—	6,135,627	—	6,135,627
Securities Lending Reinvestments
Repurchase Agreements	—	1,083,862	—	1,083,862
Mutual Funds	2,600,000	—	—	2,600,000
Total Securities Lending Reinvestments	2,600,000	1,083,862	—	3,683,862
Total Investments	$2,600,000	$1,342,436,734	$2,073,387	$1,347,110,121
Collateral for Securities Loaned (Liability)	$—	$(3,683,862)	$—	$(3,683,862)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
During the period ended June 30, 2024, transfers out of Level 3 in the amount of $6,809,063 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,486,236,770
Gross unrealized appreciation	6,296,977
Gross unrealized (depreciation)	(145,099,892)
Net unrealized appreciation (depreciation)	$(138,802,915)
See accompanying notes to financial statements.
BHFTI-282

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,347,110,121
Receivable for:
Fund shares sold	23,240
Principal paydowns	1,360,282
Interest	7,842,232
Prepaid expenses	10,375
Total Assets	1,356,346,250
Liabilities
Due to custodian	2,632,841
Collateral for securities loaned	3,683,862
Payable for:
Investments purchased	5,421,301
Fund shares redeemed	386,467
Accrued Expenses:
Management fees	453,290
Distribution and service fees	96,117
Deferred trustees’ fees	197,576
Other expenses	191,856
Total Liabilities	13,063,310
Net Assets	$1,343,282,940
Net Assets Consist of:
Paid in surplus	$1,571,444,162
Distributable earnings (Accumulated losses)	(228,161,222)
Net Assets	$1,343,282,940
Net Assets
Class A	$876,393,884
Class B	466,889,056
Capital Shares Outstanding*
Class A	99,868,584
Class B	53,231,522
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.78
Class B	8.77

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,485,803,443.
(b)	Includes securities loaned at value of $48,248,175.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Interest (a)	$26,805,432
Securities lending income	25,718
Total investment income	26,831,150
Expenses
Management fees	3,623,113
Administration fees	33,735
Custodian and accounting fees	83,980
Distribution and service fees—Class B	572,436
Audit and tax services	48,441
Legal	22,515
Trustees’ fees and expenses	35,665
Shareholder reporting	17,370
Insurance	5,936
Miscellaneous	11,918
Total expenses	4,455,109
Less management fee waiver	(922,247)
Net expenses	3,532,862
Net Investment Income	23,298,288
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(5,127,284)
Net change in unrealized appreciation (depreciation) on investments	(15,584,435)
Net realized and unrealized gain (loss)	(20,711,719)
Net Increase (Decrease) in Net Assets From Operations	$2,586,569

(a)	Net of foreign withholding taxes of $585.
See accompanying notes to financial statements.
BHFTI-283

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$23,298,288	$41,115,726
Net realized gain (loss)	(5,127,284)	(15,153,930)
Net change in unrealized appreciation (depreciation)	(15,584,435)	47,862,391
Increase (decrease) in net assets from operations	2,586,569	73,824,187
From Distributions to Shareholders
Class A	(30,122,610)	(27,408,675)
Class B	(15,009,594)	(12,159,754)
Total distributions	(45,132,204)	(39,568,429)
Increase (decrease) in net assets from capital share transactions	55,626,123	(21,799,834)
Total increase (decrease) in net assets	13,080,488	12,455,924
Net Assets
Beginning of period	1,330,202,452	1,317,746,528
End of period	$1,343,282,940	$1,330,202,452

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	2,310,365	$20,747,230	554,077	$4,910,175
Reinvestments	3,426,918	30,122,610	3,128,844	27,408,675
Redemptions	(2,181,285)	(19,470,647)	(9,347,081)	(81,992,142)
Net increase (decrease)	3,555,998	$31,399,193	(5,664,160)	$(49,673,292)
Class B
Sales	2,908,354	$26,059,746	6,030,305	$53,341,771
Reinvestments	1,709,521	15,009,594	1,388,100	12,159,754
Redemptions	(1,881,935)	(16,842,410)	(4,273,948)	(37,628,067)
Net increase (decrease)	2,735,940	$24,226,930	3,144,457	$27,873,458
Increase (decrease) derived from capital shares transactions		$55,626,123		$(21,799,834)
See accompanying notes to financial statements.
BHFTI-284

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.07	$8.83	$10.39	$10.78	$10.36	$10.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.28	0.24	0.21	0.25	0.27
Net realized and unrealized gain (loss)	(0.14)	0.24	(1.54)	(0.33)	0.57	0.57
Total income (loss) from investment operations	0.02	0.52	(1.30)	(0.12)	0.82	0.84
Less Distributions
Distributions from net investment income	(0.31)	(0.28)	(0.26)	(0.27)	(0.40)	(0.50)
Total distributions	(0.31)	(0.28)	(0.26)	(0.27)	(0.40)	(0.50)
Net Asset Value, End of Period	$8.78	$9.07	$8.83	$10.39	$10.78	$10.36
Total Return (%) (b)	0.23 (c)	5.99	(12.58)	(1.24)	8.16	8.50
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59 (d)	0.59	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.45 (d)	0.45	0.44	0.44	0.44	0.44
Ratio of net investment income (loss) to average net assets (%)	3.62 (d)	3.20	2.55	2.01	2.36	2.67
Portfolio turnover rate (%)	10 (c)(f)	18 (f)	55 (f)	53 (f)	46 (f)	30
Net assets, end of period (in millions)	$876.4	$873.1	$900.4	$1,081.7	$1,057.3	$1,082.2

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.05	$8.81	$10.37	$10.76	$10.34	$10.00
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.26	0.21	0.18	0.22	0.25
Net realized and unrealized gain (loss)	(0.14)	0.24	(1.54)	(0.33)	0.58	0.56
Total income (loss) from investment operations	0.01	0.50	(1.33)	(0.15)	0.80	0.81
Less Distributions
Distributions from net investment income	(0.29)	(0.26)	(0.23)	(0.24)	(0.38)	(0.47)
Total distributions	(0.29)	(0.26)	(0.23)	(0.24)	(0.38)	(0.47)
Net Asset Value, End of Period	$8.77	$9.05	$8.81	$10.37	$10.76	$10.34
Total Return (%) (b)	0.11 (c)	5.71	(12.87)	(1.46)	7.89	8.21
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.83	0.83	0.83	0.83
Net ratio of expenses to average net assets (%) (e)	0.70 (d)	0.70	0.69	0.69	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	3.37 (d)	2.96	2.29	1.76	2.11	2.42
Portfolio turnover rate (%)	10 (c)(f)	18 (f)	55 (f)	53 (f)	46 (f)	30
Net assets, end of period (in millions)	$466.9	$457.1	$417.4	$530.7	$510.2	$449.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 9%, 17%, 33%, 27% and 25% for the six months ended June 30, 2024, and for the years ended December 31, 2023, 2022, 2021 and 2020 respectively.

See accompanying notes to financial statements.
BHFTI-285

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—42.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.5%
Airbus SE	16,062	$2,214,719
General Dynamics Corp.	2,013	584,052
Northrop Grumman Corp.	605	263,750
RTX Corp.	6,373	639,785
Safran SA	18,950	3,986,811
		7,689,117
Air Freight & Logistics — 0.1%
FedEx Corp.	2,678	802,972
United Parcel Service, Inc. - Class B	1,106	151,356
		954,328
Automobile Components — 0.2%
Bridgestone Corp. (a)	30,500	1,202,122
Cie Generale des Etablissements Michelin SCA	55,807	2,153,309
		3,355,431
Automobiles — 0.2%
Kia Corp.	10,471	979,859
Stellantis NV	53,757	1,057,282
Tesla, Inc. (b)	4,684	926,870
		2,964,011
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA	115,600	1,153,262
Banco Santander SA	310,161	1,437,552
Bank Central Asia Tbk. PT	2,336,300	1,409,418
Bank of America Corp.	130,633	5,195,274
Bank Rakyat Indonesia Persero Tbk. PT	5,378,614	1,500,518
Capitec Bank Holdings Ltd.	9,445	1,364,266
Citizens Financial Group, Inc.	12,397	446,664
Credicorp Ltd.	4,784	771,803
DBS Group Holdings Ltd.	142,570	3,756,816
Erste Group Bank AG	23,895	1,131,693
Fifth Third Bancorp	5,205	189,930
First Citizens BancShares, Inc. - Class A	372	626,303
Grupo Financiero Banorte SAB de CV - Class O	142,800	1,111,335
HDFC Bank Ltd. (ADR)	19,751	1,270,582
HDFC Bank Ltd.	122,936	2,485,145
Itau Unibanco Holding SA (ADR) (a)	199,758	1,166,587
KBC Group NV	22,886	1,614,344
Kotak Mahindra Bank Ltd.	93,661	2,015,038
Lloyds Banking Group PLC	3,136,989	2,173,337
M&T Bank Corp.	8,567	1,296,701
Mitsubishi UFJ Financial Group, Inc.	165,200	1,782,328
Nordea Bank Abp	132,263	1,570,004
NU Holdings Ltd. - Class A (a) (b)	110,380	1,422,798
PNC Financial Services Group, Inc.	4,209	654,415
Regions Financial Corp.	27,432	549,737
Sberbank of Russia PJSC † (b) (c) (d)	2,160	0
UniCredit SpA	61,107	2,276,874
Wells Fargo & Co.	58,513	3,475,087
		43,847,811
Security Description	Shares	Value
Beverages — 1.2%
Budweiser Brewing Co. APAC Ltd. (a)	385,800	$454,181
Carlsberg AS - Class B	13,721	1,642,066
Coca-Cola Co.	59,010	3,755,987
Constellation Brands, Inc. - Class A (a)	2,894	744,568
Diageo PLC	74,857	2,355,029
Fomento Economico Mexicano SAB de CV (ADR)	9,740	1,048,511
Heineken NV	36,497	3,522,838
Keurig Dr Pepper, Inc.	18,779	627,219
Kweichow Moutai Co. Ltd. - Class A	7,056	1,423,068
Pernod Ricard SA	8,105	1,102,987
Wuliangye Yibin Co. Ltd. - Class A (b)	23,100	406,737
		17,083,191
Biotechnology — 0.9%
AbbVie, Inc.	21,574	3,700,372
Alnylam Pharmaceuticals, Inc. (b)	2,192	532,656
Natera, Inc. (b)	10,179	1,102,284
Regeneron Pharmaceuticals, Inc. (b)	6,272	6,592,060
Vertex Pharmaceuticals, Inc. (b)	540	253,109
		12,180,481
Broadline Retail — 1.8%
Alibaba Group Holding Ltd.	98,100	881,927
Amazon.com, Inc. (b)	102,453	19,799,042
JD.com, Inc. - Class A	48,750	629,825
MercadoLibre, Inc. (b)	1,372	2,254,745
Next PLC	12,238	1,399,455
		24,964,994
Building Products — 0.3%
Carlisle Cos., Inc.	1,442	584,313
Daikin Industries Ltd.	12,700	1,754,409
Fortune Brands Innovations, Inc.	5,598	363,534
Trane Technologies PLC	5,076	1,669,649
		4,371,905
Capital Markets — 1.4%
3i Group PLC	74,654	2,878,943
B3 SA - Brasil Bolsa Balcao	253,543	464,442
Blackstone, Inc. (a)	8,571	1,061,090
Charles Schwab Corp.	19,326	1,424,133
CME Group, Inc.	8,043	1,581,254
Deutsche Boerse AG	8,940	1,827,465
Hong Kong Exchanges & Clearing Ltd.	66,000	2,102,883
Interactive Brokers Group, Inc. - Class A	7,193	881,862
KKR & Co., Inc.	8,170	859,811
London Stock Exchange Group PLC	14,756	1,749,130
Moody's Corp.	2,531	1,065,374
Morgan Stanley	13,413	1,303,609
Northern Trust Corp.	5,650	474,487
State Street Corp.	8,607	636,918
UBS Group AG	50,739	1,485,211
		19,796,612
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-286

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals — 0.8%
Air Liquide SA	11,917	$2,051,655
Axalta Coating Systems Ltd. (b)	11,618	396,987
LG Chem Ltd.	2,026	506,509
Shin-Etsu Chemical Co. Ltd.	206,800	8,043,729
		10,998,880
Commercial Services & Supplies — 0.1%
Copart, Inc. (b)	16,221	878,529
Communications Equipment — 0.1%
Arista Networks, Inc. (b)	2,336	818,722
Cisco Systems, Inc.	5,120	243,251
		1,061,973
Construction & Engineering — 0.4%
Quanta Services, Inc.	4,491	1,141,118
Vinci SA	45,739	4,811,505
		5,952,623
Construction Materials — 0.0%
Martin Marietta Materials, Inc.	943	510,917
Consumer Finance — 0.1%
American Express Co.	2,683	621,249
Capital One Financial Corp.	10,731	1,485,707
		2,106,956
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc. - Class A	15,617	308,436
Bid Corp. Ltd.	45,793	1,067,035
President Chain Store Corp.	100,000	842,184
Raia Drogasil SA	102,369	470,266
Wal-Mart de Mexico SAB de CV	343,954	1,174,839
		3,862,760
Containers & Packaging — 0.1%
Graphic Packaging Holding Co. (a)	17,366	455,163
Packaging Corp. of America	3,465	632,570
Silgan Holdings, Inc.	4,653	196,962
Westrock Co.	7,051	354,383
		1,639,078
Distributors — 0.0%
Pool Corp.	880	270,450
Diversified Telecommunication Services — 0.4%
Deutsche Telekom AG	72,008	1,811,424
Koninklijke KPN NV	518,141	1,985,618
Nippon Telegraph & Telephone Corp.	1,089,600	1,029,830
Verizon Communications, Inc.	8,503	350,664
		5,177,536
Electric Utilities — 0.8%
Edison International	4,705	337,866
Entergy Corp. (a)	1,749	187,143
Security Description	Shares	Value
Electric Utilities—(Continued)
NextEra Energy, Inc.	44,922	$3,180,927
PG&E Corp.	27,645	482,682
Southern Co.	54,245	4,207,784
SSE PLC	111,345	2,511,314
Xcel Energy, Inc.	5,209	278,213
		11,185,929
Electrical Equipment — 0.5%
AMETEK, Inc.	5,456	909,570
Eaton Corp. PLC	871	273,102
Hubbell, Inc. (a)	1,706	623,509
Legrand SA	38,721	3,858,674
Vertiv Holdings Co.	7,116	616,032
WEG SA	171,307	1,292,900
		7,573,787
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	1,022	228,765
Delta Electronics, Inc.	152,867	1,815,973
Keyence Corp.	7,100	3,132,345
TD SYNNEX Corp.	3,972	458,369
		5,635,452
Energy Equipment & Services — 0.1%
TechnipFMC PLC	44,197	1,155,752
Entertainment — 0.3%
Liberty Media Corp.-Liberty Live - Class C (b)	3,549	135,820
NetEase, Inc.	78,975	1,507,807
Netflix, Inc. (b)	2,222	1,499,583
Take-Two Interactive Software, Inc. (b)	4,769	741,532
		3,884,742
Financial Services — 1.2%
Berkshire Hathaway, Inc. - Class B (b)	4,838	1,968,098
Corpay, Inc. (b)	1,245	331,681
Fidelity National Information Services, Inc.	25,086	1,890,481
Fiserv, Inc. (b)	12,496	1,862,404
Mastercard, Inc. - Class A	23,609	10,415,346
MGIC Investment Corp.	20,558	443,025
		16,911,035
Food Products — 0.9%
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	147,200	523,353
Kraft Heinz Co.	12,607	406,198
Mondelez International, Inc. - Class A	21,113	1,381,635
Nestle SA	91,830	9,373,780
Post Holdings, Inc. (b)	4,899	510,280
		12,195,246
Ground Transportation — 0.5%
Saia, Inc. (b)	1,570	744,635
Uber Technologies, Inc. (b)	76,863	5,586,403
Union Pacific Corp.	2,278	515,420
		6,846,458
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-287

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies — 0.6%
Cooper Cos., Inc.	7,536	$657,893
Hoya Corp.	20,000	2,340,154
Intuitive Surgical, Inc. (b)	3,327	1,480,016
Medtronic PLC	3,361	264,544
Stryker Corp.	7,205	2,451,501
Terumo Corp.	102,000	1,693,428
Zimmer Biomet Holdings, Inc.	2,971	322,442
		9,209,978
Health Care Providers & Services — 0.7%
Cencora, Inc. (a)	3,454	778,186
Cigna Group	1,219	402,965
CVS Health Corp.	7,481	441,828
HCA Healthcare, Inc. (a)	2,272	729,948
Henry Schein, Inc. (a) (b)	7,530	482,673
Labcorp Holdings, Inc.	2,439	496,361
McKesson Corp.	1,092	637,772
UnitedHealth Group, Inc.	11,131	5,668,573
		9,638,306
Health Care REITs — 0.2%
Welltower, Inc.	23,205	2,419,121
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. (a)	16,652	242,120
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.	417	1,651,946
Domino's Pizza, Inc.	1,000	516,330
DoorDash, Inc. - Class A (b)	7,148	777,559
Expedia Group, Inc. (b)	4,947	623,273
H World Group Ltd. (ADR) (a)	14,743	491,237
Hilton Worldwide Holdings, Inc.	9,526	2,078,573
InterContinental Hotels Group PLC	18,382	1,927,214
McDonald's Corp.	1,505	383,534
Sands China Ltd. (b)	166,400	346,670
Texas Roadhouse, Inc.	1,108	190,255
Yum China Holdings, Inc.	23,427	722,489
Yum! Brands, Inc. (a)	24,955	3,305,539
		13,014,619
Household Durables — 0.4%
Garmin Ltd.	4,621	752,853
Midea Group Co. Ltd. - Class A	147,400	1,308,879
Mohawk Industries, Inc. (b)	4,250	482,758
Newell Brands, Inc. (a)	23,790	152,494
Sony Group Corp.	35,500	3,016,505
		5,713,489
Household Products — 0.1%
Energizer Holdings, Inc.	6,718	198,450
Procter & Gamble Co.	4,348	717,072
Unilever Indonesia Tbk. PT	487,400	89,811
		1,005,333
Security Description	Shares	Value
Industrial Conglomerates — 0.5%
Bidvest Group Ltd.	27,559	$430,584
Hitachi Ltd.	130,000	2,930,391
Honeywell International, Inc.	17,586	3,755,314
Jardine Matheson Holdings Ltd.	9,900	349,905
		7,466,194
Industrial REITs — 0.2%
EastGroup Properties, Inc.	1,187	201,909
Goodman Group	33,334	768,230
Prologis, Inc.	21,660	2,432,634
		3,402,773
Insurance — 1.6%
AIA Group Ltd.	598,600	4,059,077
Allianz SE	5,917	1,644,005
Arch Capital Group Ltd. (b)	2,536	255,857
Chubb Ltd.	1,728	440,778
CNA Financial Corp.	6,555	301,989
HDFC Life Insurance Co. Ltd.	111,849	797,453
Loews Corp.	14,974	1,119,157
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,824	6,912,482
Ping An Insurance Group Co. of China Ltd. - Class H	212,000	963,981
Progressive Corp.	6,712	1,394,149
Tokio Marine Holdings, Inc.	97,700	3,667,228
Travelers Cos., Inc.	4,232	860,535
W.R. Berkley Corp. (a)	3,904	306,776
		22,723,467
Interactive Media & Services — 1.7%
Alphabet, Inc. - Class C	30,262	5,550,656
IAC, Inc. (a) (b)	9,625	450,931
Meta Platforms, Inc. - Class A	27,888	14,061,687
NAVER Corp.	5,028	609,191
Tencent Holdings Ltd.	82,700	3,925,023
		24,597,488
IT Services — 0.7%
Capgemini SE	5,859	1,160,501
EPAM Systems, Inc. (b)	3,535	664,969
Infosys Ltd. (ADR) (a)	167,141	3,112,165
International Business Machines Corp.	1,970	340,711
MongoDB, Inc. (b)	1,488	371,940
Snowflake, Inc. - Class A (b)	3,584	484,163
Tata Consultancy Services Ltd.	73,155	3,416,868
		9,551,317
Leisure Products — 0.1%
Shimano, Inc.	8,800	1,363,539
Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc. (b)	202	282,313
Thermo Fisher Scientific, Inc.	1,968	1,088,304
Wuxi Biologics Cayman, Inc. (b)	160,500	235,736
		1,606,353
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-288

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery — 1.0%
Atlas Copco AB - A Shares	98,557	$1,857,435
Deere & Co. (a)	3,387	1,265,485
Dover Corp.	3,444	621,470
Ingersoll Rand, Inc. (a)	10,698	971,806
ITT, Inc.	5,817	751,440
Middleby Corp. (a) (b)	1,205	147,745
Otis Worldwide Corp.	29,314	2,821,766
Sandvik AB	44,413	892,775
Techtronic Industries Co. Ltd.	193,500	2,209,532
Timken Co.	3,412	273,404
Volvo AB - B Shares	83,827	2,150,481
		13,963,339
Media — 0.1%
Liberty Broadband Corp. - Class C (b)	3,610	197,900
Liberty Media Corp.-Liberty SiriusXM - Class C (b)	12,093	267,981
Nexstar Media Group, Inc.	1,754	291,182
Trade Desk, Inc. - Class A (b)	11,808	1,153,287
		1,910,350
Metals & Mining — 0.3%
BHP Group Ltd.	96,627	2,768,017
Rio Tinto Ltd.	9,619	763,355
Rio Tinto PLC	20,170	1,327,704
		4,859,076
Multi-Utilities — 0.2%
Dominion Energy, Inc.	28,302	1,386,798
Public Service Enterprise Group, Inc.	25,822	1,903,081
		3,289,879
Oil, Gas & Consumable Fuels — 1.7%
BP PLC	715,601	4,311,842
Chevron Corp.	18,914	2,958,528
ConocoPhillips	9,931	1,135,908
Coterra Energy, Inc.	10,243	273,181
EOG Resources, Inc.	12,154	1,529,824
Exxon Mobil Corp.	36,762	4,232,041
Kinder Morgan, Inc.	35,776	710,869
Phillips 66 (a)	4,901	691,874
Shell PLC	176,710	6,350,502
TotalEnergies SE	27,225	1,814,521
Williams Cos., Inc.	18,088	768,740
		24,777,830
Personal Care Products — 0.2%
elf Beauty, Inc. (a) (b)	3,971	836,769
Kenvue, Inc.	11,733	213,306
L'Oreal SA	3,291	1,447,099
		2,497,174
Pharmaceuticals — 1.7%
AstraZeneca PLC	38,139	5,945,717
Bristol-Myers Squibb Co.	14,790	614,229
Eli Lilly & Co.	3,714	3,362,581
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Johnson & Johnson	20,169	$2,947,901
Merck & Co., Inc.	3,782	468,212
Novo Nordisk AS - Class B	56,546	8,077,945
Royalty Pharma PLC - Class A (a)	13,488	355,678
Sanofi SA	17,844	1,715,189
		23,487,452
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	5,279	812,438
Recruit Holdings Co. Ltd.	33,600	1,808,310
RELX PLC	93,890	4,304,151
		6,924,899
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (b)	3,185	283,816
Mitsui Fudosan Co. Ltd.	155,200	1,427,559
		1,711,375
Residential REITs — 0.1%
American Homes 4 Rent - Class A	12,063	448,261
Mid-America Apartment Communities, Inc.	5,131	731,732
		1,179,993
Retail REITs — 0.1%
Brixmor Property Group, Inc.	18,580	429,012
Federal Realty Investment Trust	3,893	393,076
Kimco Realty Corp.	26,595	517,539
Regency Centers Corp.	8,199	509,978
		1,849,605
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc. (b)	26,706	4,331,980
Analog Devices, Inc.	18,635	4,253,625
ASE Technology Holding Co. Ltd.	200,000	1,032,015
ASML Holding NV	4,866	5,020,241
Broadcom, Inc.	2,161	3,469,550
Entegris, Inc. (a)	6,983	945,498
Infineon Technologies AG	30,990	1,138,488
Lam Research Corp.	1,478	1,573,848
Micron Technology, Inc.	35,517	4,671,551
NVIDIA Corp.	195,230	24,118,714
NXP Semiconductors NV	1,562	420,319
Realtek Semiconductor Corp.	47,000	786,504
SK Hynix, Inc.	8,827	1,496,971
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	55,906	9,717,022
Teradyne, Inc.	6,102	904,866
Texas Instruments, Inc.	3,650	710,034
		64,591,226
Software — 2.8%
Confluent, Inc. - Class A (a) (b)	18,069	533,578
Crowdstrike Holdings, Inc. - Class A (b)	2,804	1,074,465
Dassault Systemes SE	36,946	1,390,811
HubSpot, Inc. (b)	1,447	853,426
Intuit, Inc.	2,640	1,735,034
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-289

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Microsoft Corp.	62,221	$27,809,676
Oracle Corp.	6,210	876,852
Palo Alto Networks, Inc. (a) (b)	3,992	1,353,328
Salesforce, Inc.	6,433	1,653,924
SAP SE	5,333	1,082,785
Synopsys, Inc. (b)	1,599	951,501
		39,315,380
Specialized REITs — 0.3%
Digital Realty Trust, Inc.	13,105	1,992,615
Lamar Advertising Co. - Class A (a)	3,996	477,642
Public Storage	2,905	835,623
Rayonier, Inc. (a)	8,366	243,367
Weyerhaeuser Co. (a)	22,376	635,255
		4,184,502
Specialty Retail — 1.1%
AutoZone, Inc. (b)	908	2,691,403
Bath & Body Works, Inc.	10,228	399,403
Best Buy Co., Inc.	3,404	286,923
Dick's Sporting Goods, Inc.	2,066	443,880
Home Depot, Inc.	849	292,260
Industria de Diseno Textil SA	41,665	2,058,984
Lowe's Cos., Inc.	4,086	900,800
Murphy USA, Inc.	768	360,545
O'Reilly Automotive, Inc. (b)	1,770	1,869,226
Ross Stores, Inc.	17,919	2,603,989
TJX Cos., Inc.	31,017	3,414,972
		15,322,385
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	99,057	20,863,385
Samsung Electronics Co. Ltd. (GDR)	3,474	5,141,520
		26,004,905
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc. (a)	6,880	426,354
Cie Financiere Richemont SA - Class A	12,600	1,966,467
Columbia Sportswear Co. (a)	2,750	217,470
LVMH Moet Hennessy Louis Vuitton SE	10,715	8,228,598
Ralph Lauren Corp.	858	150,201
		10,989,090
Tobacco — 0.2%
ITC Ltd.	323,389	1,641,363
Philip Morris International, Inc.	5,259	532,894
		2,174,257
Trading Companies & Distributors — 0.3%
Air Lease Corp. (a)	7,296	346,779
Ferguson PLC	4,078	783,693
ITOCHU Corp.	55,200	2,708,532
		3,839,004
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	1,771	$312,015
Total Common Stocks (Cost $477,100,581)		600,193,817

Convertible Bonds—17.9%
Aerospace/Defense — 1.4%
Rheinmetall AG
1.875%, 02/07/28 (EUR)	3,700,000	6,305,213
Safran SA
Zero Coupon, 04/01/28 (EUR)	5,817,900	13,141,025
		19,446,238
Airlines — 0.5%
Southwest Airlines Co.
1.250%, 05/01/25	6,626,000	6,632,626
Auto Parts & Equipment — 0.2%
Pirelli & C SpA
Zero Coupon, 12/22/25 (EUR)	3,200,000	3,609,891
Banks — 2.1%
Barclays Bank PLC
Zero Coupon, 01/24/25 (EUR)	3,400,000	3,666,444
Zero Coupon, 02/04/25	2,245,000	5,049,880
Zero Coupon, 02/18/25	9,000,000	9,636,480
1.000%, 02/16/29	8,339,000	8,807,485
BNP Paribas SA
Zero Coupon, 05/13/25 (EUR)	2,700,000	3,502,456
		30,662,745
Beverages — 0.5%
Davide Campari-Milano NV
2.375%, 01/17/29 (EUR)	1,300,000	1,393,434
Fomento Economico Mexicano SAB de CV
2.625%, 02/24/26 (EUR)	5,500,000	5,828,816
		7,222,250
Chemicals — 0.4%
LG Chem Ltd.
1.250%, 07/18/28	5,800,000	5,510,000
Commercial Services — 0.9%
Edenred SE
Zero Coupon, 06/14/28 (EUR)	3,025,800	1,911,563
Euronet Worldwide, Inc.
0.750%, 03/15/49	4,424,000	4,286,856
Global Payments, Inc.
1.500%, 03/01/31 (144A) (a)	7,613,000	6,969,701
		13,168,120
Diversified Financial Services — 1.1%
Citigroup Global Markets Funding Luxembourg SCA
Zero Coupon, 03/15/28 (EUR)	5,400,000	6,137,893
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-290

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Citigroup Global Markets Holdings, Inc.
1.000%, 04/09/29 (144A) (EUR)	4,500,000	$4,709,590
Merrill Lynch BV
Zero Coupon, 01/30/26 (EUR)	3,000,000	3,311,425
Orpar SA
2.000%, 02/07/31 (EUR)	1,300,000	1,344,965
		15,503,873
Electric — 1.1%
CenterPoint Energy, Inc.
4.250%, 08/15/26 (144A) (a)	4,486,000	4,509,021
Iberdrola Finanzas SA
0.800%, 12/07/27 (EUR)	3,000,000	3,253,008
Southern Co.
3.875%, 12/15/25	7,429,000	7,588,381
		15,350,410
Electrical Components & Equipment — 0.6%
Schneider Electric SE
1.970%, 11/27/30 (EUR)	6,500,000	8,427,039
Engineering & Construction — 0.2%
Cellnex Telecom SA
2.125%, 08/11/30 (EUR)	2,600,000	2,776,210
Food — 0.3%
Mondelez International Holdings Netherlands BV
Zero Coupon, 09/20/24 (EUR)	4,200,000	4,452,996
Healthcare-Products — 0.3%
Envista Holdings Corp.
1.750%, 08/15/28 (144A) (a)	4,795,000	4,084,145
Internet — 1.1%
Booking Holdings, Inc.
0.750%, 05/01/25	4,361,000	9,171,671
Expedia Group, Inc.
Zero Coupon, 02/15/26	6,824,000	6,264,432
		15,436,103
Investment Companies — 0.3%
Groupe Bruxelles Lambert NV
2.125%, 11/29/25 (EUR)	4,400,000	4,580,241
Iron/Steel — 0.8%
JFE Holdings, Inc.
Zero Coupon, 09/28/28 (JPY)	570,000,000	3,700,447
POSCO Holdings, Inc.
Zero Coupon, 09/01/26 (EUR)	6,900,000	7,369,608
		11,070,055
Leisure Time — 0.5%
Amadeus IT Group SA
1.500%, 04/09/25 (EUR)	5,800,000	7,392,707
Security Description	Principal Amount*	Value
Lodging — 0.4%
Accor SA
0.700%, 12/07/27 (EUR)	11,379,900	$6,089,395
Machinery-Diversified — 0.2%
Daifuku Co. Ltd.
Zero Coupon, 09/14/28 (JPY)	370,000,000	2,518,180
Mining — 0.3%
Glencore Funding LLC
Zero Coupon, 03/27/25	3,600,000	3,800,381
Real Estate — 0.4%
LEG Immobilien SE
0.875%, 09/01/25 (EUR)	5,300,000	5,502,764
Real Estate Investment Trusts — 1.2%
DEXUS Finance Pty. Ltd.
3.500%, 11/24/27 (AUD)	6,600,000	4,444,466
Rexford Industrial Realty LP
4.125%, 03/15/29 (144A) (a)	4,375,000	4,252,500
Welltower OP LLC
2.750%, 05/15/28 (144A) (a)	6,568,000	7,786,411
		16,483,377
Semiconductors — 1.8%
Microchip Technology, Inc.
0.125%, 11/15/24	6,705,000	7,074,585
SK Hynix, Inc.
1.750%, 04/11/30	2,400,000	4,899,600
STMicroelectronics NV
Zero Coupon, 08/04/25	13,000,000	13,636,447
		25,610,632
Software — 0.9%
Akamai Technologies, Inc.
0.125%, 05/01/25	2,243,000	2,350,550
0.375%, 09/01/27	6,129,000	5,929,559
1.125%, 02/15/29 (144A)	3,007,000	2,842,997
Tyler Technologies, Inc.
0.250%, 03/15/26	1,314,000	1,438,830
		12,561,936
Water — 0.4%
American Water Capital Corp.
3.625%, 06/15/26 (144A) (a)	4,456,000	4,371,336
Veolia Environnement SA
Zero Coupon, 01/01/25 (EUR)	4,213,600	1,413,518
		5,784,854
Total Convertible Bonds (Cost $259,182,659)		253,677,168

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-291

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—11.9%
Security Description	Principal Amount*	Value

Aerospace/Defense — 0.3%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	$162,465
Boeing Co.
2.750%, 02/01/26	102,000	96,936
2.950%, 02/01/30	160,000	136,980
3.100%, 05/01/26	80,000	75,907
3.250%, 03/01/28	100,000	91,180
3.250%, 02/01/35	378,000	288,653
3.600%, 05/01/34	194,000	156,085
3.825%, 03/01/59	89,000	56,172
3.950%, 08/01/59	269,000	171,389
5.150%, 05/01/30	300,000	288,086
5.805%, 05/01/50	90,000	81,108
6.528%, 05/01/34 (144A)	95,000	97,270
6.858%, 05/01/54 (144A)	180,000	184,711
7.008%, 05/01/64 (144A)	85,000	87,029
GE Capital Funding LLC
4.550%, 05/15/32	200,000	190,907
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	79,732
5.350%, 06/01/34	495,000	491,469
5.400%, 01/15/27	203,000	203,821
5.400%, 07/31/33	100,000	99,685
RTX Corp.
1.900%, 09/01/31	390,000	312,942
4.150%, 05/15/45	253,000	204,386
4.875%, 10/15/40	270,000	244,987
6.400%, 03/15/54	130,000	141,742
		3,943,642
Agriculture — 0.3%
Altria Group, Inc.
3.400%, 02/04/41	309,000	222,864
6.875%, 11/01/33	294,000	317,691
BAT Capital Corp.
2.259%, 03/25/28	95,000	85,117
4.390%, 08/15/37	170,000	143,450
4.540%, 08/15/47	158,000	121,657
5.834%, 02/20/31	200,000	202,820
6.000%, 02/20/34	200,000	202,329
6.343%, 08/02/30	198,000	206,420
7.079%, 08/02/43	263,000	277,139
Imperial Brands Finance PLC
5.500%, 02/01/30 (144A)	560,000	554,776
5.875%, 07/01/34 (144A)	360,000	352,887
Philip Morris International, Inc.
3.875%, 08/21/42	66,000	51,360
5.125%, 02/13/31	240,000	237,453
5.250%, 02/13/34	340,000	333,563
5.375%, 02/15/33	390,000	387,241
Viterra Finance BV
3.200%, 04/21/31 (144A)	200,000	172,743
		3,869,510
Security Description	Principal Amount*	Value

Airlines — 0.2%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	502,880	$450,027
3.600%, 09/15/28 (144A)	74,797	70,983
3.750%, 06/15/29 (144A)	368,537	346,212
American Airlines Pass-Through Trust
3.200%, 12/15/29	260,800	241,835
3.600%, 03/22/29	124,202	117,758
4.100%, 07/15/29	90,034	84,358
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	105,081	94,474
4.125%, 03/20/33 (144A)	363,075	338,591
Continental Airlines Pass-Through Trust
4.000%, 04/29/26	402,838	402,795
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	81,841	78,086
United Airlines Pass-Through Trust
3.450%, 06/01/29	306,588	288,530
3.700%, 09/01/31	51,434	46,673
4.150%, 02/25/33	158,362	148,370
		2,708,692
Auto Manufacturers — 0.2%
Ford Motor Co.
3.250%, 02/12/32 (a)	840,000	694,204
Ford Motor Credit Co. LLC
4.950%, 05/28/27	345,000	336,759
5.850%, 05/17/27	200,000	199,976
General Motors Co.
5.950%, 04/01/49	85,000	82,496
General Motors Financial Co., Inc.
5.750%, 02/08/31	290,000	290,774
5.950%, 04/04/34	120,000	120,103
6.100%, 01/07/34 (a)	190,000	192,055
Hyundai Capital America
5.300%, 06/24/29 (144A)	125,000	124,325
Volkswagen Group of America Finance LLC
5.300%, 03/22/27 (144A)	448,000	448,120
		2,488,812
Banks — 3.2%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	263,905
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (e)	200,000	206,444
Banco Santander SA
5.588%, 08/08/28	600,000	605,551
6.938%, 11/07/33	200,000	218,451
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (e)	228,000	159,300
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,140,000	963,438
3.974%, 3M TSFR + 1.472%, 02/07/30 (e)	1,200,000	1,136,428
5.202%, SOFR + 1.630%, 04/25/29 (e)	1,760,000	1,757,211
5.288%, SOFR + 1.910%, 04/25/34 (a)	604,000	597,661
5.468%, SOFR + 1.650%, 01/23/35 (a)	85,000	84,914
5.819%, SOFR + 1.570%, 09/15/29 (e)	240,000	245,024
5.872%, SOFR + 1.840%, 09/15/34 (a)	600,000	617,217
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-292

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	$184,202
5.601%, SOFR + 1.620%, 03/20/30 (144A) (e)	460,000	457,641
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (e)	335,000	336,626
Bank of New York Mellon Corp.
4.947%, SOFR + 1.026%, 04/26/27 (e)	126,000	125,225
6.474%, SOFR + 1.845%, 10/25/34 (e)	150,000	161,775
Bank of Nova Scotia
5.450%, 08/01/29	388,000	391,815
Barclays PLC
5.829%, SOFR + 2.210%, 05/09/27 (e)	400,000	400,586
6.224%, SOFR + 2.980%, 05/09/34 (e)	230,000	235,665
6.490%, SOFR + 2.220%, 09/13/29 (e)	400,000	414,079
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	227,213
5.176%, SOFR + 1.520%, 01/09/30 (144A) (e)	270,000	267,172
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (e)	205,000	204,810
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (e)	200,000	201,703
BPCE SA
1.652%, SOFR + 1.520%, 10/06/26 (144A) (e)	462,000	437,153
3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	379,000	308,394
6.714%, SOFR + 2.270%, 10/19/29 (144A) (e)	250,000	259,176
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	498,000	507,510
6.840%, SOFR + 2.770%, 09/13/34 (144A) (e)	398,000	420,283
Canadian Imperial Bank of Commerce
5.260%, 04/08/29	215,000	214,584
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	1,015,000	833,954
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	200,006
3.980%, 3M TSFR + 1.600%, 03/20/30 (e)	750,000	708,009
4.000%, 5Y H15 + 3.597%, 12/10/25 (e)	457,000	437,658
4.075%, 3M TSFR + 1.454%, 04/23/29 (e)	101,000	96,826
5.449%, SOFR + 1.447%, 06/11/35 (e)	100,000	99,217
5.827%, SOFR + 2.056%, 02/13/35 (e)	780,000	771,878
6.174%, SOFR + 2.661%, 05/25/34 (e)	178,000	181,024
7.125%, 5Y H15 + 2.693%, 08/15/29 (e)	370,000	369,172
Commonwealth Bank of Australia
3.784%, 03/14/32 (144A) (a)	395,000	345,825
Cooperatieve Rabobank UA
3.750%, 07/21/26	378,000	363,865
Credit Agricole SA
6.251%, SOFR + 2.670%, 01/10/35 (144A) (e)	345,000	347,073
6.316%, SOFR + 1.860%, 10/03/29 (144A) (e)	280,000	287,567
Danske Bank AS
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (e)	213,000	202,469
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (e)	260,000	251,678
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (e)	200,000	200,558
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (e)	150,000	142,351
6.720%, SOFR + 3.180%, 01/18/29 (e)	150,000	154,797
6.819%, SOFR + 2.510%, 11/20/29 (e)	472,000	490,874
Fifth Third Bancorp
4.337%, SOFR + 1.660%, 04/25/33 (a)	100,000	91,100
5.631%, SOFR + 1.840%, 01/29/32 (e)	68,000	67,408
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	$328,492
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	115,654
4.017%, 3M TSFR + 1.635%, 10/31/38 (e)	362,000	307,862
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	123,794
5.851%, SOFR + 1.552%, 04/25/35 (e)	465,000	476,312
6.484%, SOFR + 1.770%, 10/24/29 (e)	1,604,000	1,674,648
7.500%, 5Y H15 + 2.809%, 05/10/29 (e)	360,000	370,207
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (e)	780,000	685,670
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	307,966
5.597%, SOFR + 1.060%, 05/17/28 (e)	240,000	240,938
5.733%, SOFR + 1.520%, 05/17/32 (e)	305,000	305,748
7.390%, SOFR + 3.350%, 11/03/28 (e)	200,000	211,503
Huntington Bancshares, Inc.
5.709%, SOFR + 1.870%, 02/02/35 (e)	51,000	50,208
6.208%, SOFR + 2.020%, 08/21/29 (a)	173,000	176,639
Intesa Sanpaolo SpA
7.200%, 11/28/33 (144A)	750,000	801,874
KeyBank NA
3.900%, 04/13/29	339,000	305,033
KeyCorp
6.401%, SOFR + 2.420%, 03/06/35 (e)	147,000	149,034
Lloyds Banking Group PLC
1.627%, 1Y H15 + 0.850%, 05/11/27 (e)	200,000	185,790
Macquarie Group Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (a)	60,000	56,163
1.935%, SOFR + 0.995%, 04/14/28 (144A) (e)	153,000	138,587
Mellon Capital IV
6.170%, 3M TSFR + 0.827%, 07/29/24 (e)	81,000	71,159
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	394,000	364,202
2.869%, 3M TSFR + 1.572%, 09/13/30 (e)	200,000	176,824
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (e)	257,000	237,598
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	353,120
2.484%, SOFR + 1.360%, 09/16/36 (e)	876,000	693,022
2.511%, SOFR + 1.200%, 10/20/32 (e)	380,000	314,071
5.164%, SOFR + 1.590%, 04/20/29 (e)	295,000	294,043
5.466%, SOFR + 1.730%, 01/18/35 (e)	250,000	249,348
5.656%, SOFR + 1.260%, 04/18/30 (e)	315,000	320,335
5.831%, SOFR + 1.580%, 04/19/35 (e)	170,000	174,263
5.942%, 5Y H15 + 1.800%, 02/07/39 (e)	190,000	187,909
5.948%, 5Y H15 + 2.430%, 01/19/38 (e)	374,000	371,821
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (e)	500,000	503,422
NatWest Group PLC
5.076%, 01/27/30	200,000	196,478
6.000%, 5Y H15 + 5.625%, 12/29/25 (e)	295,000	288,580
8.125%, 5Y H15 + 3.752%, 11/10/33 (e)	200,000	202,069
NatWest Markets PLC
5.410%, 05/17/29 (144A)	450,000	451,390
5.416%, 05/17/27 (144A)	200,000	199,884
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (e)	170,000	152,519
5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	202,008
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-293

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
PNC Financial Services Group, Inc.
6.875%, SOFR + 2.284%, 10/20/34 (a)	314,000	$342,218
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (e)	215,000	216,673
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (e)	200,000	184,887
6.534%, SOFR + 2.600%, 01/10/29 (e)	300,000	308,179
6.833%, SOFR + 2.749%, 11/21/26 (e)	322,000	326,295
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	186,970
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (e)	1,100,000	1,015,055
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (e)	260,000	256,447
6.066%, 1Y H15 + 2.100%, 01/19/35 (144A) (e)	230,000	227,698
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	203,160
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (e)	200,000	201,081
Standard Chartered PLC
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (e)	200,000	200,030
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (e)	240,000	237,885
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (e)	585,000	617,758
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (e)	120,000	120,715
Svenska Handelsbanken AB
5.500%, 06/15/28 (144A)	404,000	406,568
Truist Financial Corp.
5.122%, SOFR + 1.852%, 01/26/34 (e)	110,000	105,354
5.711%, SOFR + 1.922%, 01/24/35 (e)	470,000	467,948
7.161%, SOFR + 2.446%, 10/30/29 (e)	155,000	164,589
U.S. Bancorp
5.836%, SOFR + 2.260%, 06/12/34 (e)	290,000	294,032
UBS AG
7.500%, 02/15/28	531,000	568,155
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (e)	1,050,000	978,915
5.617%, 1Y USD SOFR ICE Swap Rate + 1.340%, 09/13/30 (144A) (e)	200,000	200,852
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	200,000	215,181
9.250%, 5Y H15 + 4.758% (144A) (e)	200,000	223,978
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	521,000	485,721
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	291,000	246,551
Wells Fargo & Co.
3.900%, 5Y H15 + 3.453%, 03/15/26 (e)	230,000	220,093
4.400%, 06/14/46	65,000	52,426
5.198%, SOFR + 1.500%, 01/23/30 (a)	150,000	149,370
5.499%, SOFR + 1.780%, 01/23/35 (e)	220,000	219,229
5.557%, SOFR + 1.990%, 07/25/34 (e)	1,255,000	1,254,071
5.574%, SOFR + 1.740%, 07/25/29 (e)	1,250,000	1,261,340
5.707%, SOFR + 1.070%, 04/22/28 (e)	350,000	353,029
6.491%, SOFR + 2.060%, 10/23/34 (e)	260,000	277,175
		45,060,280
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	680,000	648,295
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	495,000	471,920
Security Description	Principal Amount*	Value

Beverages—(Continued)
Coca-Cola Co.
2.500%, 06/01/40	68,000	$47,732
5.300%, 05/13/54 (a)	100,000	99,231
Constellation Brands, Inc.
3.150%, 08/01/29	168,000	152,360
Keurig Dr Pepper, Inc.
5.300%, 03/15/34 (a)	230,000	228,867
Molson Coors Beverage Co.
4.200%, 07/15/46 (a)	56,000	44,754
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 02/16/34	315,000	307,132
Pernod Ricard International Finance LLC
1.625%, 04/01/31 (144A)	224,000	178,427
		2,178,718
Biotechnology — 0.2%
Amgen, Inc.
2.450%, 02/21/30	249,000	217,162
4.200%, 02/22/52	360,000	284,661
5.650%, 03/02/53	50,000	49,242
Biogen, Inc.
2.250%, 05/01/30 (a)	867,000	738,002
Gilead Sciences, Inc.
2.600%, 10/01/40	289,000	199,178
4.600%, 09/01/35	64,000	60,468
5.250%, 10/15/33 (a)	333,000	335,433
5.550%, 10/15/53 (a)	159,000	158,755
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	250,000	205,903
		2,248,804
Building Materials — 0.0%
Mohawk Industries, Inc.
5.850%, 09/18/28	72,000	73,449
Chemicals — 0.1%
Air Products & Chemicals, Inc.
4.850%, 02/08/34 (a)	440,000	431,894
Celanese U.S. Holdings LLC
6.350%, 11/15/28	116,000	119,188
CF Industries, Inc.
4.950%, 06/01/43	125,000	109,034
Dow Chemical Co.
4.375%, 11/15/42	230,000	189,576
4.800%, 05/15/49	129,000	110,027
DuPont de Nemours, Inc.
5.319%, 11/15/38	73,000	75,091
Eastman Chemical Co.
5.750%, 03/08/33	167,000	168,465
LYB International Finance III LLC
3.625%, 04/01/51	220,000	151,252
Nutrien Ltd.
5.000%, 04/01/49	75,000	66,030
5.200%, 06/21/27	270,000	269,674
Sherwin-Williams Co.
2.950%, 08/15/29	66,000	59,481
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-294

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Sherwin-Williams Co.
3.450%, 08/01/25	208,000	$203,264
		1,952,976
Coal — 0.0%
Teck Resources Ltd.
5.200%, 03/01/42	90,000	80,408
Commercial Services — 0.1%
Element Fleet Management Corp.
6.319%, 12/04/28 (144A)	150,000	155,070
Ford Foundation
2.815%, 06/01/70	55,000	31,966
Global Payments, Inc.
2.900%, 11/15/31 (a)	83,000	69,498
3.200%, 08/15/29 (a)	796,000	715,134
Pepperdine University
3.301%, 12/01/59	100,000	63,818
Quanta Services, Inc.
2.350%, 01/15/32	115,000	93,436
S&P Global, Inc.
5.250%, 09/15/33 (144A)	73,000	73,685
University of Southern California
3.226%, 10/01/2120	100,000	59,693
		1,262,300
Computers — 0.1%
Apple, Inc.
2.700%, 08/05/51	276,000	175,290
2.800%, 02/08/61	86,000	52,754
Dell International LLC/EMC Corp.
3.375%, 12/15/41	105,000	76,807
IBM International Capital Pte. Ltd.
4.750%, 02/05/31	185,000	181,221
5.300%, 02/05/54	100,000	93,519
Leidos, Inc.
4.375%, 05/15/30	560,000	529,405
5.750%, 03/15/33	290,000	292,530
		1,401,526
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.200%, 03/22/63	85,000	80,236
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28	705,000	640,683
6.500%, 07/15/25	687,000	692,254
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	80,000	78,475
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	382,000	343,576
2.750%, 02/21/28 (144A)	650,000	583,947
4.250%, 04/15/26 (144A)	1,105,000	1,073,274
4.375%, 05/01/26 (144A)	305,000	296,685
5.500%, 01/15/26 (144A)	185,000	183,533
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A) (a)	154,000	$153,128
5.750%, 11/15/29 (144A)	360,000	357,805
6.375%, 05/04/28 (144A)	320,000	324,964
Intercontinental Exchange, Inc.
4.000%, 09/15/27 (a)	440,000	425,031
		5,153,355
Electric — 1.6%
AES Corp.
3.300%, 07/15/25 (144A)	242,000	235,921
5.450%, 06/01/28	406,000	405,094
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	333,000	340,878
Arizona Public Service Co.
4.700%, 01/15/44	50,000	41,101
Baltimore Gas & Electric Co.
2.900%, 06/15/50	119,000	74,712
3.200%, 09/15/49	280,000	186,268
5.400%, 06/01/53	85,000	81,084
CenterPoint Energy, Inc.
2.650%, 06/01/31	400,000	336,596
5.400%, 06/01/29	260,000	260,938
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	56,696
Commonwealth Edison Co.
3.700%, 03/01/45	80,000	60,989
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48	30,000	25,604
5.700%, 05/15/54	240,000	239,430
Constellation Energy Generation LLC
5.600%, 06/15/42	127,000	122,425
5.750%, 10/01/41 (a)	120,000	117,564
5.750%, 03/15/54	54,000	52,333
6.500%, 10/01/53	378,000	401,207
Dominion Energy, Inc.
4.350%, 5Y H15 + 3.195%, 01/15/27 (e)	200,000	187,663
4.700%, 12/01/44	80,000	67,692
6.875%, 5Y H15 + 2.386%, 02/01/55 (e)	90,000	91,876
7.000%, 5Y H15 + 2.511%, 06/01/54 (e)	60,000	62,428
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	250,000	268,570
DTE Energy Co.
5.850%, 06/01/34	218,000	221,156
Duke Energy Carolinas LLC
4.000%, 09/30/42	340,000	273,833
Duke Energy Corp.
5.800%, 06/15/54	195,000	189,423
6.100%, 09/15/53 (a)	210,000	213,132
Duke Energy Indiana LLC
3.750%, 05/15/46	86,000	65,200
5.250%, 03/01/34	345,000	343,662
Duke Energy Ohio, Inc.
5.250%, 04/01/33	200,000	198,261
5.550%, 03/15/54	116,000	111,729
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-295

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Progress LLC
5.250%, 03/15/33	84,000	$83,749
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	340,000	319,684
Edison International
5.450%, 06/15/29	220,000	219,872
5.750%, 06/15/27	55,000	55,482
Emera U.S. Finance LP
2.639%, 06/15/31	98,000	80,899
3.550%, 06/15/26	124,000	118,913
4.750%, 06/15/46 (a)	213,000	175,273
Enel Finance International NV
2.250%, 07/12/31 (144A)	460,000	375,176
5.125%, 06/26/29 (144A)	225,000	221,491
5.500%, 06/26/34 (144A)	360,000	350,796
5.500%, 06/15/52 (144A)	200,000	181,079
Engie SA
5.625%, 04/10/34 (144A)	200,000	198,961
5.875%, 04/10/54 (144A)	200,000	192,624
Entergy Arkansas LLC
5.750%, 06/01/54	70,000	69,456
Entergy Corp.
7.125%, 5Y H15 + 2.670%, 12/01/54 (e)	200,000	198,227
Entergy Louisiana LLC
4.950%, 01/15/45	171,000	149,864
5.700%, 03/15/54 (a)	169,000	166,221
Entergy Mississippi LLC
5.000%, 09/01/33	280,000	271,283
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A)	205,000	206,137
Evergy, Inc.
2.900%, 09/15/29	235,000	209,895
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	744,000	700,384
FirstEnergy Corp.
2.650%, 03/01/30	233,000	202,535
FirstEnergy Pennsylvania Electric Co.
5.150%, 03/30/26 (144A)	236,000	234,407
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	415,000	342,989
5.450%, 07/15/44 (144A)	55,000	51,526
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	868,000	764,347
5.400%, 06/01/33 (144A)	325,000	320,355
5.650%, 05/09/34 (144A)	45,000	45,007
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	225,000	220,999
6.150%, 06/01/37	100,000	103,399
MidAmerican Energy Co.
5.850%, 09/15/54	100,000	102,401
Monongahela Power Co.
3.550%, 05/15/27 (144A)	189,000	180,176
5.850%, 02/15/34 (144A)	279,000	283,989
National Rural Utilities Cooperative Finance Corp.
5.000%, 02/07/31	250,000	247,442
Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29	307,000	$303,705
6.750%, 5Y H15 + 2.457%, 06/15/54 (e)	140,000	140,803
Niagara Mohawk Power Corp.
4.278%, 12/15/28 (144A)	104,000	99,422
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	379,000	357,866
7.000%, 03/15/33 (144A)	144,000	152,007
Ohio Power Co.
2.900%, 10/01/51	130,000	79,447
Pacific Gas & Electric Co.
3.750%, 08/15/42	37,000	26,614
3.950%, 12/01/47	159,000	113,863
4.250%, 03/15/46	93,000	70,178
4.300%, 03/15/45	60,000	46,121
4.550%, 07/01/30	80,697	76,472
4.600%, 06/15/43	200,000	162,432
5.550%, 05/15/29	102,000	102,229
5.800%, 05/15/34 (a)	187,000	185,812
6.100%, 01/15/29	285,000	291,688
6.400%, 06/15/33	561,000	579,400
6.750%, 01/15/53	10,000	10,379
6.950%, 03/15/34	268,000	288,562
PacifiCorp
2.900%, 06/15/52	137,000	80,724
PG&E Recovery Funding LLC
5.536%, 07/15/49	135,000	136,567
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	60,705
5.099%, 06/01/54	165,000	157,852
5.212%, 12/01/49	85,000	82,144
Public Service Co. of Colorado
4.500%, 06/01/52	64,000	51,877
Public Service Co. of Oklahoma
5.250%, 01/15/33	190,000	185,858
6.625%, 11/15/37	100,000	107,203
Puget Energy, Inc.
2.379%, 06/15/28	60,000	53,551
4.224%, 03/15/32	475,000	425,753
Puget Sound Energy, Inc.
5.685%, 06/15/54	60,000	59,370
RWE Finance U.S. LLC
5.875%, 04/16/34 (144A)	150,000	150,168
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	148,945
4.950%, 08/15/28	280,000	278,711
5.350%, 04/01/53	372,000	351,547
SCE Recovery Funding LLC
4.697%, 06/15/42	150,942	146,550
5.112%, 12/14/49	65,000	61,995
Sempra
6.875%, 5Y H15 + 2.789%, 10/01/54 (e)	130,000	129,200
Sigeco Securitization I LLC
5.026%, 11/15/38	142,588	141,074
Southern California Edison Co.
3.650%, 03/01/28	87,000	82,466
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-296

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
3.900%, 03/15/43	137,000	$106,608
4.050%, 03/15/42	150,000	120,255
5.200%, 06/01/34	475,000	463,812
5.700%, 03/01/53	65,000	62,965
5.875%, 12/01/53	356,000	355,131
5.950%, 02/01/38	102,000	103,219
Southern Co.
5.700%, 03/15/34	110,000	111,836
Southern Power Co.
4.950%, 12/15/46 (a)	240,000	209,669
5.150%, 09/15/41	100,000	92,591
Tucson Electric Power Co.
1.500%, 08/01/30	87,000	70,626
4.850%, 12/01/48	150,000	130,753
5.500%, 04/15/53	235,000	226,346
Union Electric Co.
5.200%, 04/01/34	250,000	248,154
5.250%, 01/15/54	100,000	93,291
5.450%, 03/15/53	140,000	134,657
Virginia Electric & Power Co.
2.450%, 12/15/50	281,000	157,432
5.700%, 08/15/53	102,000	101,426
Vistra Operations Co. LLC
3.700%, 01/30/27 (144A)	177,000	169,165
4.300%, 07/15/29 (144A)	151,000	142,676
6.000%, 04/15/34 (144A)	192,000	192,459
6.950%, 10/15/33 (144A)	254,000	271,853
		22,522,687
Electronics — 0.0%
Amphenol Corp.
5.250%, 04/05/34	225,000	224,295
Honeywell International, Inc.
5.250%, 03/01/54	90,000	87,332
		311,627
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.054%, 03/15/29 (a)	224,000	206,863
4.279%, 03/15/32 (a)	543,000	473,945
5.050%, 03/15/42	485,000	394,503
		1,075,311
Environmental Control — 0.0%
Veralto Corp.
5.450%, 09/18/33 (144A)	226,000	225,569
Food — 0.2%
Bimbo Bakeries USA, Inc.
4.000%, 05/17/51 (144A)	200,000	150,721
5.375%, 01/09/36 (144A)	396,000	385,887
J M Smucker Co.
6.200%, 11/15/33 (a)	80,000	84,016
Security Description	Principal Amount*	Value

Food—(Continued)
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.000%, 05/15/32	55,000	$45,277
3.750%, 12/01/31	85,000	74,421
5.500%, 01/15/30	244,000	240,282
6.750%, 03/15/34 (144A)	229,000	242,765
7.250%, 11/15/53 (144A)	246,000	268,402
Kellanova
5.250%, 03/01/33	40,000	39,711
Kraft Heinz Foods Co.
4.625%, 10/01/39	60,000	53,148
Kroger Co.
5.400%, 07/15/40	158,000	153,285
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	865,000	734,412
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	69,730
		2,542,057
Gas — 0.1%
CenterPoint Energy Resources Corp.
5.400%, 07/01/34	280,000	277,251
NiSource, Inc.
5.350%, 04/01/34	256,000	251,080
6.950%, 5Y H15 + 2.451%, 11/30/54 (e)	135,000	135,621
Southern California Gas Co.
6.350%, 11/15/52	225,000	242,521
Southern Co. Gas Capital Corp.
3.150%, 09/30/51	181,000	113,936
3.950%, 10/01/46	270,000	202,661
4.400%, 06/01/43	388,000	319,718
5.750%, 09/15/33	198,000	202,897
		1,745,685
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.050%, 04/15/28	215,000	217,583
6.400%, 04/15/33	86,000	87,994
		305,577
Healthcare-Products — 0.1%
Baxter International, Inc.
2.539%, 02/01/32 (a)	1,088,000	892,319
Boston Scientific Corp.
4.550%, 03/01/39	60,000	55,905
DH Europe Finance II SARL
3.250%, 11/15/39	85,000	67,198
Solventum Corp.
5.400%, 03/01/29 (144A)	572,000	570,254
		1,585,676
Healthcare-Services — 0.4%
Aetna, Inc.
3.875%, 08/15/47	92,000	66,799
4.750%, 03/15/44	150,000	126,213
6.750%, 12/15/37	266,000	283,720
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-297

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
AHS Hospital Corp.
5.024%, 07/01/45	110,000	$105,049
Children's Hospital
2.928%, 07/15/50	100,000	64,200
CommonSpirit Health
1.547%, 10/01/25	65,000	61,737
2.782%, 10/01/30	70,000	60,628
3.910%, 10/01/50	65,000	49,367
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	78,837
Elevance Health, Inc.
4.625%, 05/15/42	200,000	176,063
4.650%, 01/15/43	125,000	110,228
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	171,217
HCA, Inc.
4.500%, 02/15/27 (a)	263,000	256,992
4.625%, 03/15/52	180,000	145,311
5.600%, 04/01/34	330,000	328,010
5.625%, 09/01/28	540,000	544,817
5.875%, 02/01/29	690,000	702,488
5.900%, 06/01/53 (a)	100,000	97,383
6.000%, 04/01/54	210,000	207,487
MyMichigan Health
3.409%, 06/01/50	40,000	27,985
NYU Langone Hospitals
3.380%, 07/01/55	90,000	62,169
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	60,129
Roche Holdings, Inc.
4.985%, 03/08/34 (144A)	200,000	198,329
5.489%, 11/13/30 (144A)	316,000	325,176
UnitedHealth Group, Inc.
2.750%, 05/15/40	160,000	114,960
5.050%, 04/15/53	141,000	130,600
5.375%, 04/15/54	175,000	170,002
5.875%, 02/15/53 (a)	90,000	93,468
6.050%, 02/15/63	130,000	136,800
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	65,750
		5,021,914
Home Builders — 0.0%
MDC Holdings, Inc.
6.000%, 01/15/43	195,000	205,088
Toll Brothers Finance Corp.
3.800%, 11/01/29 (a)	300,000	277,499
		482,587
Insurance — 0.2%
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	348,570
5.620%, 05/08/26 (144A)	330,000	330,239
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	198,000	153,050
Security Description	Principal Amount*	Value

Insurance—(Continued)
F&G Annuities & Life, Inc.
6.500%, 06/04/29	35,000	$34,884
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	73,565
5.875%, 06/10/27 (144A)	100,000	99,475
Hanover Insurance Group, Inc.
2.500%, 09/01/30	70,000	58,984
Hartford Financial Services Group, Inc.
4.300%, 04/15/43	25,000	21,096
6.100%, 10/01/41	25,000	25,907
High Street Funding Trust I
4.111%, 02/15/28 (144A)	121,000	114,234
MassMutual Global Funding II
5.100%, 04/09/27 (144A)	618,000	617,823
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	168,931
New York Life Global Funding
1.200%, 08/07/30 (144A)	124,000	99,299
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	120,000	89,595
4.450%, 05/15/69 (144A)	145,000	116,655
Northwestern Mutual Life Insurance Co.
6.063%, 03/30/40 (144A)	260,000	270,119
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	97,000	75,704
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (a)	130,000	131,233
Prudential Insurance Co. of America
8.300%, 07/01/25 (144A)	250,000	255,387
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	79,554
6.850%, 12/16/39 (144A)	356,000	397,114
		3,561,418
Internet — 0.1%
Amazon.com, Inc.
2.700%, 06/03/60	104,000	61,194
3.875%, 08/22/37	199,000	175,729
3.950%, 04/13/52 (a)	160,000	128,643
Meta Platforms, Inc.
4.450%, 08/15/52	342,000	294,827
5.600%, 05/15/53	45,000	45,930
5.750%, 05/15/63	64,000	65,757
		772,080
Iron/Steel — 0.0%
Vale Overseas Ltd.
6.125%, 06/12/33	154,000	155,186
6.400%, 06/28/54	140,000	138,418
		293,604
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.
5.314%, 06/15/31	125,000	125,662
John Deere Capital Corp.
4.850%, 06/11/29	300,000	299,029
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-298

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Otis Worldwide Corp.
2.565%, 02/15/30	219,000	$192,213
		616,904
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	428,000	287,452
3.500%, 03/01/42	105,000	69,855
3.700%, 04/01/51	149,000	90,606
6.384%, 10/23/35	536,000	522,600
6.550%, 06/01/34	215,000	215,072
6.650%, 02/01/34	87,000	87,882
Comcast Corp.
2.887%, 11/01/51	1,094,000	682,540
2.937%, 11/01/56	712,000	429,489
3.200%, 07/15/36	475,000	383,807
3.250%, 11/01/39	115,000	88,500
5.300%, 06/01/34	135,000	135,337
Cox Communications, Inc.
4.800%, 02/01/35 (144A)	71,000	64,213
Discovery Communications LLC
3.950%, 03/20/28	550,000	514,008
Time Warner Cable LLC
5.875%, 11/15/40	310,000	268,977
6.550%, 05/01/37	283,000	268,002
Walt Disney Co.
2.750%, 09/01/49	183,000	116,246
3.500%, 05/13/40	150,000	119,673
		4,344,259
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.200%, 06/15/35	60,000	56,723
Mining — 0.1%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/30	184,000	186,537
5.250%, 09/08/33	141,000	141,098
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	169,112
5.634%, 04/04/34 (144A)	500,000	492,323
5.893%, 04/04/54 (144A)	70,000	67,297
6.375%, 10/06/30 (144A)	226,000	235,562
Kinross Gold Corp.
6.250%, 07/15/33	97,000	101,384
Newmont Corp./Newcrest Finance Pty. Ltd.
4.200%, 05/13/50 (144A)	136,000	110,644
		1,503,957
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.800%, 03/15/37	100,000	102,964
Security Description	Principal Amount*	Value

Oil & Gas — 0.5%
Aker BP ASA
3.100%, 07/15/31 (144A)	341,000	$290,101
Antero Resources Corp.
5.375%, 03/01/30 (144A)	255,000	246,777
BP Capital Markets America, Inc.
4.812%, 02/13/33	180,000	174,501
ConocoPhillips Co.
5.700%, 09/15/63	260,000	258,330
Continental Resources, Inc.
2.268%, 11/15/26 (144A)	99,000	91,915
Diamondback Energy, Inc.
5.400%, 04/18/34	81,000	80,194
5.750%, 04/18/54	58,000	56,228
6.250%, 03/15/33	127,000	132,830
Eni SpA
5.700%, 10/01/40 (144A)	150,000	143,980
5.950%, 05/15/54 (144A)	200,000	196,436
Eni USA, Inc.
7.300%, 11/15/27	100,000	106,140
EQT Corp.
3.125%, 05/15/26 (144A)	345,000	329,683
Exxon Mobil Corp.
2.995%, 08/16/39	332,000	252,163
Hess Corp.
5.600%, 02/15/41	370,000	368,799
6.000%, 01/15/40	100,000	103,339
Marathon Oil Corp.
5.700%, 04/01/34 (a)	385,000	391,974
Occidental Petroleum Corp.
3.500%, 08/15/29	622,000	565,308
4.625%, 06/15/45	184,000	145,428
6.200%, 03/15/40	50,000	50,097
Ovintiv, Inc.
6.250%, 07/15/33	125,000	128,848
Petroleos Mexicanos
6.500%, 03/13/27	178,000	169,610
Phillips 66 Co.
3.150%, 12/15/29	410,000	370,990
Pioneer Natural Resources Co.
2.150%, 01/15/31	1,300,000	1,091,451
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	286,000	249,891
6.875%, 09/19/33 (144A)	178,000	188,286
TotalEnergies Capital International SA
2.986%, 06/29/41	559,000	407,432
TotalEnergies Capital SA
5.488%, 04/05/54	205,000	202,163
5.638%, 04/05/64 (a)	100,000	99,019
		6,891,913
Packaging & Containers — 0.1%
Berry Global, Inc.
5.650%, 01/15/34 (144A) (a)	516,000	503,981
5.800%, 06/15/31 (144A)	285,000	284,584
Packaging Corp. of America
4.050%, 12/15/49 (a)	35,000	27,483
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-299

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Smurfit Kappa Treasury ULC
5.438%, 04/03/34 (144A)	200,000	$198,216
		1,014,264
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.050%, 11/21/39	756,000	656,660
4.250%, 11/21/49	111,000	92,502
4.400%, 11/06/42	100,000	87,683
4.500%, 05/14/35	345,000	325,424
4.625%, 10/01/42	212,000	191,379
4.800%, 03/15/29	215,000	214,169
5.050%, 03/15/34	105,000	104,693
5.350%, 03/15/44	100,000	98,844
5.400%, 03/15/54	64,000	63,284
5.500%, 03/15/64	40,000	39,487
Bristol-Myers Squibb Co.
3.900%, 03/15/62	110,000	79,127
4.550%, 02/20/48	150,000	128,538
4.900%, 02/22/29	27,000	26,947
5.100%, 02/22/31	70,000	70,268
5.200%, 02/22/34 (a)	48,000	47,902
5.550%, 02/22/54	327,000	322,384
5.650%, 02/22/64	250,000	244,215
6.250%, 11/15/53	330,000	354,436
6.400%, 11/15/63	68,000	73,819
Cardinal Health, Inc.
5.450%, 02/15/34	160,000	159,262
Cencora, Inc.
2.700%, 03/15/31	471,000	402,090
4.250%, 03/01/45	105,000	88,146
5.125%, 02/15/34 (a)	90,000	88,364
CVS Health Corp.
2.700%, 08/21/40	200,000	132,882
4.125%, 04/01/40	350,000	282,749
4.780%, 03/25/38	271,000	241,953
5.300%, 12/05/43	200,000	182,062
5.700%, 06/01/34 (a)	165,000	164,555
5.875%, 06/01/53 (a)	265,000	253,939
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	227,969	207,036
5.880%, 01/10/28	183,999	180,064
8.353%, 07/10/31 (144A)	104,286	112,443
Merck & Co., Inc.
5.150%, 05/17/63	51,000	48,444
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33	290,000	282,553
5.300%, 05/19/53	465,000	448,501
5.340%, 05/19/63	480,000	453,076
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	235,000	170,186
5.300%, 07/05/34	315,000	312,732
5.650%, 07/05/44	520,000	510,652
Zoetis, Inc.
2.000%, 05/15/30	442,000	372,278
		8,315,728
Security Description	Principal Amount*	Value

Pipelines — 0.6%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	$132,078
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	155,000	143,221
Cheniere Energy Partners LP
3.250%, 01/31/32 (a)	183,000	156,195
4.500%, 10/01/29 (a)	786,000	748,777
Cheniere Energy, Inc.
4.625%, 10/15/28	227,000	220,304
Columbia Pipelines Holding Co. LLC
6.042%, 08/15/28 (144A)	151,000	154,430
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	71,000	72,523
6.036%, 11/15/33 (144A)	275,000	281,027
DT Midstream, Inc.
4.300%, 04/15/32 (144A)	160,000	144,643
Enbridge, Inc.
5.300%, 04/05/29	210,000	210,339
5.625%, 04/05/34 (a)	150,000	149,753
8.250%, 5Y H15 + 3.785%, 01/15/84 (a)	268,000	279,232
Energy Transfer LP
4.150%, 09/15/29	90,000	85,203
4.950%, 01/15/43	150,000	128,440
5.625%, 05/01/27 (144A)	528,000	525,639
6.000%, 02/01/29 (144A)	712,000	716,889
6.400%, 12/01/30	170,000	178,758
7.375%, 02/01/31 (144A)	119,000	124,175
EnLink Midstream LLC
5.375%, 06/01/29	323,000	315,435
5.625%, 01/15/28 (144A)	60,000	59,638
6.500%, 09/01/30 (144A)	200,000	204,711
Flex Intermediate Holdco LLC
4.317%, 12/30/39 (144A)	60,000	43,461
Gray Oak Pipeline LLC
2.600%, 10/15/25 (144A)	370,000	355,201
3.450%, 10/15/27 (144A)	170,000	159,929
Kinder Morgan Energy Partners LP
4.700%, 11/01/42	280,000	234,669
5.000%, 08/15/42	170,000	148,846
MPLX LP
5.500%, 06/01/34	675,000	664,743
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	256,000	250,361
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	91,000	60,375
4.300%, 01/15/49 (144A)	50,000	40,074
ONEOK Partners LP
6.650%, 10/01/36	140,000	147,949
TransCanada PipeLines Ltd.
6.100%, 06/01/40	70,000	71,165
6.200%, 10/15/37	130,000	134,250
Transcanada Trust
5.875%, 08/15/76	120,000	117,445
Western Midstream Operating LP
5.250%, 02/01/50 (a)	140,000	122,710
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-300

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Cos., Inc.
5.300%, 08/15/28	404,000	$405,238
		7,987,826
Real Estate — 0.0%
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	243,000	234,799
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.
4.000%, 02/01/50	111,000	82,364
American Tower Corp.
1.875%, 10/15/30	130,000	105,838
2.750%, 01/15/27	206,000	193,268
5.200%, 02/15/29	430,000	428,515
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	150,374
Brixmor Operating Partnership LP
2.250%, 04/01/28	80,000	71,378
COPT Defense Properties LP
2.750%, 04/15/31	132,000	109,136
Crown Castle, Inc.
5.600%, 06/01/29	630,000	635,379
DOC DR LLC
2.625%, 11/01/31	55,000	45,529
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34	280,000	279,545
Essex Portfolio LP
1.700%, 03/01/28	192,000	168,497
2.650%, 03/15/32 (a)	186,000	153,928
5.500%, 04/01/34	70,000	69,371
Extra Space Storage LP
4.000%, 06/15/29	333,000	312,238
5.500%, 07/01/30 (a)	225,000	226,698
5.900%, 01/15/31	226,000	230,798
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	103,059
Healthcare Realty Holdings LP
3.100%, 02/15/30	200,000	174,888
Healthpeak OP LLC
3.500%, 07/15/29	118,000	109,002
Kimco Realty OP LLC
6.400%, 03/01/34	254,000	268,505
NNN REIT, Inc.
5.500%, 06/15/34	70,000	69,344
5.600%, 10/15/33	268,000	266,653
Prologis LP
5.125%, 01/15/34	273,000	269,782
Realty Income Corp.
3.250%, 01/15/31	209,000	184,880
Regency Centers LP
2.950%, 09/15/29	515,000	462,311
Sabra Health Care LP
3.200%, 12/01/31	90,000	74,814
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	137,204
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
UDR, Inc.
3.500%, 01/15/28	100,000	$94,233
4.400%, 01/26/29	246,000	237,147
Ventas Realty LP
3.000%, 01/15/30	405,000	357,554
4.000%, 03/01/28	50,000	47,692
4.750%, 11/15/30 (a)	130,000	124,771
4.875%, 04/15/49	88,000	74,672
5.625%, 07/01/34	305,000	302,312
Welltower OP LLC
2.050%, 01/15/29	580,000	506,600
WP Carey, Inc.
2.250%, 04/01/33	135,000	103,979
3.850%, 07/15/29	790,000	737,605
		7,969,863
Retail — 0.2%
7-Eleven, Inc.
1.800%, 02/10/31 (144A)	60,000	48,059
2.800%, 02/10/51 (144A)	230,000	137,088
Alimentation Couche-Tard, Inc.
3.800%, 01/25/50 (144A)	135,000	100,830
5.617%, 02/12/54 (144A)	115,000	113,561
AutoZone, Inc.
5.400%, 07/15/34	225,000	222,515
Darden Restaurants, Inc.
6.300%, 10/10/33	201,000	207,534
Home Depot, Inc.
2.750%, 09/15/51	320,000	199,110
3.300%, 04/15/40	370,000	288,220
4.850%, 06/25/31	165,000	163,705
4.950%, 06/25/34 (a)	160,000	158,332
5.300%, 06/25/54	50,000	48,818
Lowe's Cos., Inc.
2.800%, 09/15/41	113,000	77,553
5.625%, 04/15/53	175,000	169,447
McDonald's Corp.
5.450%, 08/14/53	348,000	336,127
6.300%, 10/15/37	30,000	32,123
		2,303,022
Savings & Loans — 0.0%
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	432,000	440,781
Semiconductors — 0.2%
Applied Materials, Inc.
4.800%, 06/15/29	100,000	99,853
Broadcom, Inc.
3.187%, 11/15/36 (144A)	120,000	94,964
3.419%, 04/15/33 (144A)	1,019,000	878,529
Intel Corp.
3.050%, 08/12/51	380,000	241,040
KLA Corp.
3.300%, 03/01/50	100,000	70,404
4.700%, 02/01/34	220,000	213,824
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-301

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Marvell Technology, Inc.
2.950%, 04/15/31 (a)	475,000	$409,714
5.750%, 02/15/29	412,000	420,634
5.950%, 09/15/33	271,000	279,902
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, 01/15/33	200,000	195,015
Texas Instruments, Inc.
5.000%, 03/14/53 (a)	122,000	114,451
5.050%, 05/18/63	167,000	155,198
5.150%, 02/08/54	130,000	124,415
Xilinx, Inc.
2.375%, 06/01/30	129,000	111,659
		3,409,602
Software — 0.2%
Electronic Arts, Inc.
1.850%, 02/15/31	168,000	137,278
2.950%, 02/15/51	89,000	57,646
Fiserv, Inc.
4.400%, 07/01/49	60,000	48,693
Intuit, Inc.
5.200%, 09/15/33	155,000	155,650
Microsoft Corp.
2.500%, 09/15/50	336,000	211,525
Oracle Corp.
3.600%, 04/01/40	326,000	250,569
3.600%, 04/01/50	451,000	315,643
3.800%, 11/15/37	146,000	120,273
4.000%, 11/15/47	80,000	60,566
4.900%, 02/06/33 (a)	100,000	97,003
5.550%, 02/06/53 (a)	6,000	5,677
Roper Technologies, Inc.
2.950%, 09/15/29	222,000	199,659
Take-Two Interactive Software, Inc.
4.950%, 03/28/28	48,000	47,556
5.400%, 06/12/29	220,000	221,260
5.600%, 06/12/34	310,000	309,223
VMware LLC
4.700%, 05/15/30	164,000	158,655
		2,396,876
Telecommunications — 0.4%
AT&T, Inc.
2.250%, 02/01/32	300,000	243,360
2.550%, 12/01/33	301,000	239,339
3.500%, 06/01/41 (a)	324,000	247,536
3.500%, 09/15/53 (a)	130,000	88,249
3.550%, 09/15/55	903,000	608,794
3.800%, 12/01/57	125,000	87,329
Cisco Systems, Inc.
5.300%, 02/26/54	105,000	102,839
Rogers Communications, Inc.
3.800%, 03/15/32	260,000	232,310
4.550%, 03/15/52 (a)	75,000	61,229
Sprint Capital Corp.
6.875%, 11/15/28	90,000	95,409
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
T-Mobile USA, Inc.
2.625%, 02/15/29	835,000	$747,887
3.875%, 04/15/30	850,000	794,603
5.050%, 07/15/33	415,000	405,998
Verizon Communications, Inc.
1.750%, 01/20/31	777,000	628,803
2.355%, 03/15/32	290,000	237,068
2.987%, 10/30/56	80,000	48,978
4.016%, 12/03/29 (a)	750,000	708,853
5.050%, 05/09/33 (a)	200,000	197,174
Vodafone Group PLC
5.750%, 06/28/54	195,000	188,846
		5,964,604
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
6.050%, 05/14/34	165,000	164,737
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	121,000	100,169
5.200%, 04/15/54	130,000	124,533
5.500%, 03/15/55	115,000	115,209
Canadian Pacific Railway Co.
4.300%, 05/15/43 (a)	265,000	225,439
4.700%, 05/01/48	290,000	251,006
CSX Corp.
6.150%, 05/01/37	60,000	64,286
FedEx Corp.
3.250%, 05/15/41	100,000	73,388
Norfolk Southern Corp.
2.900%, 08/25/51	320,000	199,375
3.050%, 05/15/50	131,000	85,159
5.950%, 03/15/64	102,000	103,842
Union Pacific Corp.
3.550%, 08/15/39	87,000	70,899
4.100%, 09/15/67	70,000	52,876
		1,466,181
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350%, 01/12/27 (144A)	186,000	185,654
SMBC Aviation Capital Finance DAC
5.550%, 04/03/34 (144A)	200,000	195,629
		381,283
Water — 0.0%
American Water Capital Corp.
5.450%, 03/01/54	204,000	196,695
Total Corporate Bonds & Notes (Cost $172,657,829)		168,711,481

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-302

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—5.7%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 3.2%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/52	357,084	$303,814
3.700%, 06/01/34	750,000	687,054
4.000%, 12/01/47	142,959	132,941
4.500%, 06/01/47	308,831	297,885
4.500%, 06/01/48	165,513	158,961
5.000%, 12/01/48	125,671	123,763
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
9.585%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	578,810	591,169
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660%, 01/25/31	485,000	478,532
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	17,040
3.000%, 07/25/49	224,583	196,136
4.500%, 10/15/41	707,378	659,658
5.000%, 02/15/40	117,000	111,022
5.500%, 03/15/37	131,674	134,949
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	754,497	622,253
3.250%, 11/25/61	336,683	290,023
3.500%, 05/25/57	355,876	320,329
3.500%, 06/25/57	359,022	322,332
3.500%, 03/25/58	507,897	473,555
3.500%, 07/25/58	366,778	321,804
Federal National Mortgage Association
1.500%, 01/01/31	500,000	408,842
1.800%, 10/01/33	500,000	394,755
1.930%, 11/01/31	900,000	739,191
1.960%, 09/01/33	750,000	590,666
2.140%, 12/01/33	445,773	363,940
2.160%, 12/01/33	500,000	403,693
2.500%, 09/01/51	464,595	379,532
2.500%, 07/01/61	364,551	292,418
2.500%, 09/01/61	823,143	660,264
2.500%, 03/01/62	549,766	432,124
2.580%, 03/01/32	498,686	429,818
2.600%, 10/01/31	350,000	305,033
2.770%, 08/01/33	921,000	785,161
3.000%, 01/01/52	570,799	486,594
3.000%, 03/01/61	678,688	570,628
3.230%, 01/01/30	445,899	415,432
3.330%, 04/01/35	463,251	410,817
3.500%, 03/01/61	333,588	290,355
3.500%, 09/01/61	786,566	684,517
3.500%, 03/01/62	609,274	534,748
3.500%, 06/01/62	566,271	492,770
3.510%, 09/01/32	300,000	273,737
3.540%, 11/01/32	600,000	547,990
3.620%, 05/01/32	966,344	894,604
3.680%, 09/01/32	613,000	566,449
3.800%, 09/01/32	720,672	671,847
3.810%, 10/01/32	790,000	735,006
3.870%, 06/01/37	764,000	685,877
4.000%, 06/01/46	386,968	362,460
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 07/01/47	513,993	$479,812
4.000%, 11/01/47	183,188	170,542
4.000%, 12/01/47	308,510	287,229
4.000%, 01/01/48	291,878	273,383
4.000%, 09/01/48	93,979	87,254
4.000%, 06/01/49	392,040	367,280
4.000%, 10/01/52	791,638	725,253
4.000%, 08/01/59	535,701	489,599
4.000%, 12/01/61	832,310	752,344
4.420%, 09/01/29	180,000	177,468
4.500%, 04/01/39	66,069	63,615
4.500%, 12/01/40	107,228	104,158
4.500%, 05/01/48	42,274	40,443
4.500%, 06/01/48	71,136	68,026
4.500%, 07/01/48	18,543	17,748
4.500%, 11/01/48	379,081	363,444
4.500%, 01/01/49	162,721	157,001
4.500%, 06/01/49	103,323	98,426
4.500%, 06/01/62	500,435	471,813
4.680%, 10/01/29	800,000	795,382
4.970%, 12/01/30	541,779	545,487
5.000%, 07/01/44	270,550	272,123
5.000%, 06/01/48	41,171	40,565
5.000%, 07/01/48	115,426	115,115
5.000%, 08/01/48	183,137	180,426
5.000%, 10/01/48	111,014	108,818
5.000%, 01/01/49	237,842	234,600
5.000%, 03/01/53	443,343	429,753
Federal National Mortgage Association REMICS
3.500%, 06/25/46	101,572	95,603
3.500%, 05/25/49	408,389	364,652
4.000%, 04/25/42	139,288	132,062
4.000%, 05/25/43	75,716	74,413
5.000%, 04/25/37	25,434	24,768
5.000%, 07/25/39	250,000	244,651
5.000%, 05/25/40	65,000	62,293
6.000%, 01/25/34	80,381	82,436
Federal National Mortgage Association Trust
5.620%, 11/25/33	183,475	179,735
Federal National Mortgage Association-ACES
0.750%, 09/25/28	158,777	145,468
1.000%, 11/25/33	244,381	238,359
1.200%, 10/25/30	71,024	64,255
1.764%, 11/25/31 (e)	1,000,000	812,421
1.925%, 10/25/30 (e) (f)	1,122,481	61,992
2.032%, 11/25/33 (e) (f)	7,976,510	590,150
2.057%, 07/25/30 (e) (f)	1,882,267	127,047
2.680%, 06/25/32 (e)	966,000	824,700
3.876%, 08/25/32 (e)	800,000	743,563
FREMF Mortgage Trust
3.651%, 12/25/51 (144A) (e)	500,000	454,989
Government National Mortgage Association
2.500%, 08/20/51	405,570	340,991
2.500%, 10/20/51	111,445	93,673
3.000%, 12/20/51	446,010	399,294
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-303

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.000%, 03/20/52	739,999	$643,195
3.500%, 02/20/52	483,370	433,106
4.000%, 10/20/49	226,597	211,963
4.000%, 01/20/52	361,862	329,705
4.000%, 08/20/52	481,369	444,824
4.250%, 07/20/47	585,668	551,616
4.250%, 12/20/48	502,679	468,702
4.500%, 07/15/39	198,410	193,301
4.500%, 05/20/48	55,154	52,299
4.500%, 06/20/48	681,427	652,016
4.500%, 12/20/48	251,596	239,766
4.500%, 07/20/49	209,757	200,100
4.500%, 09/20/49	402,187	388,280
5.000%, 07/20/48	84,956	82,725
5.000%, 12/20/48	261,168	257,291
5.000%, 03/20/49	589,067	581,925
5.000%, 05/20/49	536,329	534,414
5.000%, 06/20/52	1,211,456	1,181,092
5.500%, 07/20/53	646,647	641,652
6.000%, 04/20/53	432,013	439,230
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,544	11,847
3.500%, 04/20/49	294,166	266,959
4.500%, 04/20/53	731,296	696,766
5.500%, 02/20/37	67,742	67,825
5.500%, 04/16/37	69,627	69,862
5.500%, 11/16/39	200,000	196,909
6.000%, 04/17/34	37,635	37,922
		45,002,402
U.S. Treasury — 2.5%
U.S. Treasury Bonds
1.250%, 05/15/50	831,000	411,864
1.375%, 08/15/50	135,000	69,087
1.875%, 02/15/51	2,298,000	1,341,996
1.875%, 11/15/51	845,000	490,496
2.000%, 02/15/50	367,000	222,881
2.000%, 08/15/51	500,000	300,352
2.250%, 08/15/46	236,000	157,318
2.250%, 08/15/49	115,000	74,328
2.375%, 02/15/42	625,000	454,980
2.375%, 11/15/49	570,000	378,471
2.375%, 05/15/51	175,000	115,254
2.750%, 08/15/42	1,600,000	1,230,625
2.875%, 05/15/43	1,000,000	776,563
2.875%, 08/15/45 (a)	5,000	3,797
2.875%, 05/15/52	3,250,000	2,382,022
3.000%, 11/15/44	1,134,000	885,627
3.000%, 02/15/47	65,000	49,816
3.125%, 02/15/43	235,000	190,295
3.250%, 05/15/42	1,400,000	1,164,188
3.625%, 08/15/43	960,000	834,150
3.750%, 11/15/43	452,000	399,490
3.875%, 08/15/40	410,000	380,227
3.875%, 05/15/43	265,000	239,100
Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.250%, 02/15/54	110,000	$104,741
4.750%, 11/15/53	235,000	242,931
U.S. Treasury Notes
1.375%, 11/15/31	127,000	103,307
1.625%, 05/15/31	610,000	511,971
2.500%, 02/28/26	30,000	28,882
2.625%, 05/31/27	3,570,000	3,385,643
2.875%, 04/30/29	6,935,000	6,485,580
3.875%, 08/15/33	1,900,000	1,827,859
4.000%, 02/15/34 (a)	2,465,000	2,392,591
4.125%, 03/31/29	1,000,000	989,805
4.375%, 11/30/30	2,750,000	2,752,256
4.500%, 04/15/27	3,000,000	2,995,547
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/40 (a)	720,000	330,883
Zero Coupon, 02/15/41	462,776	210,132
		34,915,055
Total U.S. Treasury & Government Agencies (Cost $88,711,301)		79,917,457

Mutual Funds—3.7%
Investment Company Securities — 3.7%
SPDR Bloomberg High Yield Bond ETF (a) (Cost $50,563,697)	557,431	52,549,020

Asset-Backed Securities—1.4%
Asset-Backed - Automobile — 0.4%
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	440,000	440,071
Credit Acceptance Auto Loan Trust
6.700%, 10/16/34 (144A)	500,000	502,893
8.450%, 02/15/33 (144A)	600,000	621,185
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	685,000	683,039
Exeter Automobile Receivables Trust
5.980%, 12/15/28	600,000	598,485
6.760%, 09/15/28	700,000	704,031
Flagship Credit Auto Trust
7.710%, 10/16/28 (144A)	600,000	617,009
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	500,000	486,023
Santander Drive Auto Receivables Trust
5.670%, 12/16/30	800,000	793,310
5.690%, 02/18/31	800,000	797,962
SART
4.750%, 06/15/25	15,621	15,591
		6,259,599
Asset-Backed - Credit Card — 0.0%
Continental Finance Credit Card ABS Master Trust
6.190%, 10/15/30 (144A)	575,000	572,482
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-304

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Asset-Backed - Other — 1.0%
American Homes 4 Rent Trust
4.691%, 10/17/52 (144A)	100,000	$98,173
AMSR Trust
3.218%, 04/17/37 (144A)	700,000	681,847
Bridge Trust
4.450%, 11/17/37 (144A)	700,000	677,259
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	82,664	78,279
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	150,806	147,432
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	127,725	115,168
CoreVest American Finance Ltd.
3.163%, 10/15/52 (144A)	650,000	581,687
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	1,250,000	1,187,236
4.500%, 07/17/38 (144A)	496,000	480,175
4.500%, 07/17/39 (144A)	750,000	702,674
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	358,018
3.850%, 10/25/26 (144A) (e)	360,000	322,513
4.450%, 01/25/26 (144A) (e)	500,000	464,880
6.190%, 04/25/27 (144A)	400,000	389,419
Foundation Finance Trust
3.860%, 11/15/34 (144A)	393	392
Lendmark Funding Trust
5.600%, 05/20/33 (144A)	500,000	494,412
6.160%, 05/20/33 (144A)	260,000	257,648
6.600%, 07/20/32 (144A)	700,000	701,606
MVW LLC
6.540%, 10/20/40 (144A)	582,048	580,225
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	127,106	118,403
3.844%, 12/25/25 (144A)	156,720	151,216
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	500,000	496,352
PRET LLC
2.487%, 07/25/51 (144A) (g)	121,567	119,584
Pretium Mortgage Credit Partners I LLC
5.240%, 09/27/60 (144A) (g)	217,791	216,940
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	705,324
5.200%, 04/17/39 (144A)	330,000	315,706
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	209,318
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	101,302	100,472
3.120%, 05/20/36 (144A)	55,986	55,847
3.940%, 10/20/38 (144A)	69,789	66,563
6.280%, 04/20/40 (144A)	150,430	150,627
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	500,250
VM Debt Trust
7.460%, 07/18/27	499,876	469,883
VOLT CI LLC
4.992%, 05/25/51 (144A) (g)	127,765	125,474
Security Description	Principal Amount*/ Shares	Value
Asset-Backed - Other—(Continued)
VOLT XCII LLC
4.893%, 02/27/51 (144A) (g)	142,301	$140,091
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (g)	414,941	410,445
VOLT XCVI LLC
5.116%, 03/27/51 (144A) (g)	553,980	549,113
VOLT XCVII LLC
5.240%, 04/25/51 (144A) (g)	145,521	144,689
		13,365,340
Total Asset-Backed Securities (Cost $20,214,184)		20,197,421

Convertible Preferred Stocks—1.0%
Banks — 0.9%
Bank of America Corp.- Series L 7.250%, 12/31/49	10,469	12,522,599
Diversified Financial Services — 0.1%
AMG Capital Trust II 5.150%, 10/15/37	39,936	2,015,171
Total Convertible Preferred Stocks (Cost $14,315,586)		14,537,770

Mortgage-Backed Securities—0.4%
Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (e)	516,771	470,638
Home RE Ltd.
8.185%, SOFR30A + 2.850%, 10/25/34 (144A) (e)	129,977	130,698
PRPM LLC
4.000%, 11/25/53 (144A) (g)	223,416	214,812
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	525,035	445,284
VM Master Issuer LLC
5.163%, 05/24/25 (144A) (e)	376,866	375,589
		1,637,021
Commercial Mortgage-Backed Securities — 0.3%
COMM Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	632,222
3.402%, 02/10/37 (144A)	420,000	405,375
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	582,455
GS Mortgage Securities Trust
3.932%, 10/10/35 (144A) (e)	440,000	406,520
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,146,542
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	745,900	614,249
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	318,133
		4,105,496
Total Mortgage-Backed Securities (Cost $6,432,538)		5,742,517
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-305

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Preferred Stocks—0.4%

Security Description	Shares/ Principal Amount*	Value

Electric Utilities — 0.4%
NextEra Energy, Inc., 6.926%, 09/01/25 (Cost $6,639,907)	136,750	$5,673,758

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	155,274

Short-Term Investments—14.1%
Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund, 5.218% (h)	27,459	27,459

Repurchase Agreement—12.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $173,889,964; collateralized by U.S. Treasury Notes at 4.875%, maturing 04/30/26, with a market value of $177,305,216	173,828,400	173,828,400
U.S. Treasury—1.9%
U.S. Treasury Bills
5.094%, 11/14/24 (i) (j)	27,000,000	26,473,859
5.106%, 09/24/24 (j) (k)	446,000	440,511
		26,914,370
Total Short-Term Investments (Cost $200,769,169)		200,770,229

Securities Lending Reinvestments (l)—4.5%
Certificates of Deposit—0.3%
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (e)	1,000,000	1,000,005
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (e)	2,000,000	2,000,102
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (e)	1,000,000	1,000,017
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (e)	1,000,000	999,972
		5,000,096
Commercial Paper—0.1%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (e)	1,000,000	999,799
Repurchase Agreements—3.9%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $7,003,197; collateralized by various Common Stock with an aggregate market value of $7,805,964	7,000,000	7,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	$2,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $12,774,957; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $13,024,683	12,769,296	12,769,296
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $3,203,391; collateralized by various Common Stock with an aggregate market value of $3,569,551	3,200,000	3,200,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $6,002,745; collateralized by various Common Stock with an aggregate market value of $6,693,026	6,000,000	6,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $2,010,869; collateralized by various Common Stock with an aggregate market value of $2,222,567	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,339,382	3,000,000	3,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,378	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $12,005,420; collateralized by various Common Stock with an aggregate market value of $13,205,962	12,000,000	12,000,000
		55,069,296

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class, 5.250% (h)	1,000,000	1,000,000
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-306

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (h)	2,000,000	$2,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $64,069,296)		64,069,191
Total Investments—103.3% (Cost $1,360,811,747)		1,466,195,103
Other assets and liabilities (net)—(3.3)%		(47,510,584)
Net Assets—100.0%		$1,418,684,519

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $108,784,885 and the collateral received consisted of cash in the amount of $64,069,296 and non-cash collateral with a value of $47,625,721. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Interest only security.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2024, the market value of securities pledged was $22,340,015.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $395,078.
(l)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$107,676,845, which is 7.6% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$56,726,047	$433,406,425	$156 ,656,631	$397,541,113
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$1,166,950	$1,552,882
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-307

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(1,433,209)	$—	$—	$—	$(1,433,209)
Common Stocks	(15,865,230)	—	—	—	(15,865,230)
Corporate Bonds & Notes	(5,788,720)	—	—	—	(5,788,720)
Mutual Funds	(22,536,707)	—	—	—	(22,536,707)
Convertible Bonds	(18,445,430)	—	—	—	(18,445,430)
Total Borrowings	$(64,069,296)	$—	$—	$—	$(64,069,296)
Gross amount of recognized liabilities for securities lending transactions					$(64,069,296)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	34,565,861	CBNA	07/29/24	USD	37,092,937	$(27,615)
EUR	1,649,488	CBNA	07/29/24	USD	1,777,414	(8,652)
EUR	1,870,399	CBNA	07/29/24	USD	2,006,762	(1,114)

Contracts to Deliver
AUD	6,870,772	TDB	07/29/24	USD	4,481,227	(105,619)
EUR	1,385,493	CBNA	07/29/24	USD	1,508,888	23,210
EUR	95,564,451	RBC	07/29/24	USD	102,533,011	58,284
EUR	1,346,798	SSBT	07/29/24	USD	1,446,346	2,161
EUR	1,543,027	SSBT	07/29/24	USD	1,664,717	10,114
EUR	5,963,155	SSBT	07/29/24	USD	6,503,832	109,481
JPY	988,783,644	SSBT	07/29/24	USD	6,475,658	304,680
Net Unrealized Appreciation						$364,930
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/20/24	78	EUR	3,842,280	$(26,401)
Euro-BTP Futures	09/06/24	783	EUR	90,272,070	(1,150,722)
FTSE 100 Index Futures	09/20/24	167	GBP	13,714,040	(19,598)
MSCI EAFE Index Mini Futures	09/20/24	1	USD	117,160	560
MSCI Emerging Markets Index Mini Futures	09/20/24	218	USD	11,861,380	99,447
S&P 500 Index E-Mini Future	09/20/24	603	USD	166,473,225	(455,708)
TOPIX Index Futures	09/12/24	104	JPY	2,922,920,000	97,888
U.K. Long Gilt Bond Futures	09/26/24	301	GBP	29,368,570	130,112
U.S. Treasury Long Bond Futures	09/19/24	50	USD	5,915,625	67,573
U.S. Treasury Note 2 Year Futures	09/30/24	28	USD	5,718,125	15,126
U.S. Treasury Ultra Long Bond Futures	09/19/24	40	USD	5,013,750	28,882

Futures Contracts—Short
Japanese Government 10 Year Bond Futures	09/12/24	(52)	JPY	(7,428,720,000)	(22,802)
Russell 2000 Index E-Mini Futures	09/20/24	(119)	USD	(12,286,750)	(14,638)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-308

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
SPI 200 Index Futures	09/19/24	(56)	AUD	(10,880,800)	$(26,216)
U.S. Treasury Note 10 Year Futures	09/19/24	(600)	USD	(65,990,625)	120,051
U.S. Treasury Note 2 Year Futures	09/30/24	(181)	USD	(36,963,594)	(114,086)
U.S. Treasury Note 5 Year Futures	09/30/24	(57)	USD	(6,074,953)	(20,341)
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	(104)	USD	(11,807,250)	(93,635)
Net Unrealized Depreciation					$(1,384,508)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.732%	Annually	03/11/34	USD	51,000,000	$(928,037)	$3,128	$(931,165)
Pay	12M SOFR	Annually	3.783%	Annually	02/12/34	USD	92,000,000	(1,296,317)	1,726	(1,298,043)
Pay	12M SOFR	Annually	3.952%	Annually	04/03/34	USD	74,800,000	(44,289)	—	(44,289)
Pay	12M SOFR	Annually	4.085%	Annually	06/12/34	USD	133,500,000	1,394,314	(3,680)	1,397,994
Pay	12M SOFR	Annually	4.283%	Annually	05/03/34	USD	90,500,000	2,371,508	(3,206)	2,374,714
Totals								$1,497,179	$(2,032)	$1,499,211
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a) (b)	$197,895	Unrealized depreciation on futures contracts (a) (b)	$542,561
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	507,930	Unrealized depreciation on forward foreign currency exchange contracts	143,000
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b) (c)	3,772,708	Unrealized depreciation on centrally cleared swap contracts (b) (c)	2,273,497
	Unrealized appreciation on futures contracts (a) (b)	361,744	Unrealized depreciation on futures contracts (a) (b)	1,401,586
Total		$4,840,277		$4,360,644

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$23,210	$(23,210)	$—	$—
Royal Bank of Canada	58,284	—	—	58,284
State Street Bank and Trust	426,436	—	—	426,436
	$507,930	$(23,210)	$—	$484,720
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-309

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank NA	$37,381	$(23,210)	$—	$14,171
Toronto Dominion Bank	105,619	—	—	105,619
	$143,000	$(23,210)	$—	$119,790

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$1,034,139	$1,034,139
Futures contracts	(2,817,073)	21,015,954	—	18,198,881
Swap contracts	(4,689,521)	—	—	(4,689,521)
	$(7,506,594)	$21,015,954	$1,034,139	$14,543,499

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$4,744,530	$4,744,530
Futures contracts	(4,569,891)	(9,893,883)	—	(14,463,774)
Swap contracts	(16,727,829)	—	—	(16,727,829)
	$(21,297,720)	$(9,893,883)	$4,744,530	$(26,447,073)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$131,750,886
Futures contracts long	435,096,149
Futures contracts short	(229,521,314)
Swap contracts	439,566,667

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,487,587	$6,201,530	$—	$7,689,117
Air Freight & Logistics	954,328	—	—	954,328
Automobile Components	—	3,355,431	—	3,355,431
Automobiles	926,870	2,037,141	—	2,964,011
Banks	18,177,216	25,670,595	0	43,847,811
Beverages	6,176,285	10,906,906	—	17,083,191
Biotechnology	12,180,481	—	—	12,180,481
Broadline Retail	22,053,787	2,911,207	—	24,964,994
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-310

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Building Products	$2,617,496	$1,754,409	$—	$4,371,905
Capital Markets	9,752,980	10,043,632	—	19,796,612
Chemicals	396,987	10,601,893	—	10,998,880
Commercial Services & Supplies	878,529	—	—	878,529
Communications Equipment	1,061,973	—	—	1,061,973
Construction & Engineering	1,141,118	4,811,505	—	5,952,623
Construction Materials	510,917	—	—	510,917
Consumer Finance	2,106,956	—	—	2,106,956
Consumer Staples Distribution & Retail	1,953,541	1,909,219	—	3,862,760
Containers & Packaging	1,639,078	—	—	1,639,078
Distributors	270,450	—	—	270,450
Diversified Telecommunication Services	350,664	4,826,872	—	5,177,536
Electric Utilities	8,674,615	2,511,314	—	11,185,929
Electrical Equipment	3,715,113	3,858,674	—	7,573,787
Electronic Equipment, Instruments & Components	687,134	4,948,318	—	5,635,452
Energy Equipment & Services	1,155,752	—	—	1,155,752
Entertainment	2,376,935	1,507,807	—	3,884,742
Financial Services	16,911,035	—	—	16,911,035
Food Products	2,298,113	9,897,133	—	12,195,246
Ground Transportation	6,846,458	—	—	6,846,458
Health Care Equipment & Supplies	5,176,396	4,033,582	—	9,209,978
Health Care Providers & Services	9,638,306	—	—	9,638,306
Health Care REITs	2,419,121	—	—	2,419,121
Hotel & Resort REITs	242,120	—	—	242,120
Hotels, Restaurants & Leisure	10,740,735	2,273,884	—	13,014,619
Household Durables	1,388,105	4,325,384	—	5,713,489
Household Products	915,522	89,811	—	1,005,333
Industrial Conglomerates	3,755,314	3,710,880	—	7,466,194
Industrial REITs	2,634,543	768,230	—	3,402,773
Insurance	4,679,241	18,044,226	—	22,723,467
Interactive Media & Services	20,063,274	4,534,214	—	24,597,488
IT Services	4,973,948	4,577,369	—	9,551,317
Leisure Products	—	1,363,539	—	1,363,539
Life Sciences Tools & Services	1,370,617	235,736	—	1,606,353
Machinery	6,853,116	7,110,223	—	13,963,339
Media	1,910,350	—	—	1,910,350
Metals & Mining	—	4,859,076	—	4,859,076
Multi-Utilities	3,289,879	—	—	3,289,879
Oil, Gas & Consumable Fuels	12,300,965	12,476,865	—	24,777,830
Personal Care Products	1,050,075	1,447,099	—	2,497,174
Pharmaceuticals	7,748,601	15,738,851	—	23,487,452
Professional Services	812,438	6,112,461	—	6,924,899
Real Estate Management & Development	283,816	1,427,559	—	1,711,375
Residential REITs	1,179,993	—	—	1,179,993
Retail REITs	1,849,605	—	—	1,849,605
Semiconductors & Semiconductor Equipment	55,117,007	9,474,219	—	64,591,226
Software	36,841,784	2,473,596	—	39,315,380
Specialized REITs	4,184,502	—	—	4,184,502
Specialty Retail	13,263,401	2,058,984	—	15,322,385
Technology Hardware, Storage & Peripherals	26,004,905	—	—	26,004,905
Textiles, Apparel & Luxury Goods	794,025	10,195,065	—	10,989,090
Tobacco	532,894	1,641,363	—	2,174,257
Trading Companies & Distributors	346,779	3,492,225	—	3,839,004
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-311

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$312,015	$—	$—	$312,015
Total Common Stocks	369,975,790	230,218,027	0	600,193,817
Total Convertible Bonds*	—	253,677,168	—	253,677,168
Total Corporate Bonds & Notes*	—	168,711,481	—	168,711,481
Total U.S. Treasury & Government Agencies*	—	79,917,457	—	79,917,457
Total Mutual Funds*	52,549,020	—	—	52,549,020
Total Asset-Backed Securities*	—	20,197,421	—	20,197,421
Total Convertible Preferred Stocks*	14,537,770	—	—	14,537,770
Total Mortgage-Backed Securities*	—	5,742,517	—	5,742,517
Total Preferred Stocks*	5,673,758	—	—	5,673,758
Total Municipals*	—	155,274	—	155,274
Short-Term Investments
Mutual Funds	27,459	—	—	27,459
Repurchase Agreement	—	173,828,400	—	173,828,400
U.S. Treasury	—	26,914,370	—	26,914,370
Total Short-Term Investments	27,459	200,742,770	—	200,770,229
Securities Lending Reinvestments
Certificates of Deposit	—	5,000,096	—	5,000,096
Commercial Paper	—	999,799	—	999,799
Repurchase Agreements	—	55,069,296	—	55,069,296
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	61,069,191	—	64,069,191
Total Investments	$445,763,797	$1,020,431,306	$0	$1,466,195,103
Collateral for Securities Loaned (Liability)	$—	$(64,069,296)	$—	$(64,069,296)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$507,930	$—	$507,930
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(143,000)	—	(143,000)
Total Forward Contracts	$—	$364,930	$—	$364,930
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$559,639	$—	$—	$559,639
Futures Contracts (Unrealized Depreciation)	(1,944,147)	—	—	(1,944,147)
Total Futures Contracts	$(1,384,508)	$—	$—	$(1,384,508)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,772,708	$—	$3,772,708
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,273,497)	—	(2,273,497)
Total Centrally Cleared Swap Contracts	$—	$1,499,211	$—	$1,499,211

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
During the period ended June 30, 2024, transfers out of Level 3 in the amount of $453,676 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-312

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,370,684,002
Gross unrealized appreciation	159,937,155
Gross unrealized (depreciation)	(63,735,633)
Net unrealized appreciation (depreciation)	$96,201,522
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-313

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,292,366,703
Repurchase Agreements at value which equals cost	173,828,400
Cash	25,524
Cash denominated in foreign currencies (c)	5,685,930
Cash collateral (d)	15,982,645
Unrealized appreciation on forward foreign currency exchange contracts	507,930
Receivable for:
Investments sold	504,284
Fund shares sold	37,104
Dividends and interest	4,798,263
Prepaid expenses	10,967
Total Assets	1,493,747,750
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	143,000
Collateral for securities loaned	64,069,296
Payable for:
Investments purchased	3,422,716
Fund shares redeemed	463,677
Foreign taxes	535,618
Variation margin on futures contracts	2,099,598
Variation margin on centrally cleared swap contracts	2,660,301
Accrued Expenses:
Management fees	783,156
Distribution and service fees	293,332
Deferred trustees’ fees	242,645
Other expenses	349,892
Total Liabilities	75,063,231
Net Assets	$1,418,684,519
Net Assets Consist of:
Paid in surplus	$1,408,398,355
Distributable earnings (Accumulated losses) (e)	10,286,164
Net Assets	$1,418,684,519
Net Assets
Class B	$1,418,684,519
Capital Shares Outstanding*
Class B	135,697,654
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.45

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,186,983,347.
(b)	Includes securities loaned at value of $108,784,885.
(c)	Identified cost of cash denominated in foreign currencies was $5,711,358.
(d)	Includes collateral of $15,904,645 for futures contracts and $78,000 for centrally cleared swap contracts.
(e)	Includes foreign capital gains tax of $535,618.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$8,567,578
Interest	14,203,469
Securities lending income	243,155
Total investment income	23,014,202
Expenses
Management fees	5,212,308
Administration fees	48,920
Custodian and accounting fees	205,281
Distribution and service fees—Class B	1,786,061
Audit and tax services	62,816
Legal	27,449
Trustees’ fees and expenses	35,664
Shareholder reporting	23,092
Insurance	6,663
Miscellaneous	29,994
Total expenses	7,438,248
Less management fee waiver	(444,234)
Net expenses	6,994,014
Net Investment Income	16,020,188
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	22,877,028
Futures contracts	18,198,881
Swap contracts	(4,689,521)
Foreign currency transactions	(569,957)
Forward foreign currency transactions	1,034,139
Net realized gain (loss)	36,850,570
Net change in unrealized appreciation (depreciation) on:
Investments (c)	23,451,210
Futures contracts	(14,463,774)
Swap contracts	(16,727,829)
Foreign currency transactions	(137,225)
Forward foreign currency transactions	4,744,530
Net change in unrealized appreciation (depreciation)	(3,133,088)
Net realized and unrealized gain (loss)	33,717,482
Net Increase (Decrease) in Net Assets From Operations	$49,737,670

(a)	Net of foreign withholding taxes of $562,854.
(b)	Net of foreign capital gains tax of $7,883.
(c)	Includes change in foreign capital gains tax of $43,453.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-314

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$16,020,188	$24,100,517
Net realized gain (loss)	36,850,570	(41,666,674)
Net change in unrealized appreciation (depreciation)	(3,133,088)	160,632,494
Increase (decrease) in net assets from operations	49,737,670	143,066,337
From Distributions to Shareholders
Class B	(13,275,875)	(25,546,439)
Total distributions	(13,275,875)	(25,546,439)
Increase (decrease) in net assets from capital share transactions	(82,131,954)	(154,652,558)
Total increase (decrease) in net assets	(45,670,159)	(37,132,660)
Net Assets
Beginning of period	1,464,354,678	1,501,487,338
End of period	$1,418,684,519	$1,464,354,678

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	636,326	$6,526,478	2,116,780	$20,376,529
Reinvestments	1,261,965	13,275,875	2,630,941	25,546,439
Redemptions	(9,878,455)	(101,934,307)	(20,811,967)	(200,575,526)
Net increase (decrease)	(7,980,164)	$(82,131,954)	(16,064,246)	$(154,652,558)
Increase (decrease) derived from capital shares transactions		$(82,131,954)		$(154,652,558)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-315

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.19	$9.40	$13.51	$13.07	$12.27	$10.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.16	0.11	0.11	0.12	0.16
Net realized and unrealized gain (loss)	0.24	0.80	(2.46)	1.12	1.28	1.64
Total income (loss) from investment operations	0.36	0.96	(2.35)	1.23	1.40	1.80
Less Distributions
Distributions from net investment income	(0.10)	(0.17)	(0.29)	(0.07)	(0.28)	(0.32)
Distributions from net realized capital gains	0.00	0.00	(1.47)	(0.72)	(0.32)	0.00
Total distributions	(0.10)	(0.17)	(1.76)	(0.79)	(0.60)	(0.32)
Net Asset Value, End of Period	$10.45	$10.19	$9.40	$13.51	$13.07	$12.27
Total Return (%) (b)	3.50 (c)	10.28 (d)(e)	(17.54)	9.64	12.23	16.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04 (f)	1.04	1.03	1.02	1.03	1.02
Net ratio of expenses to average net assets (%) (g)	0.98 (f)	0.97	0.96	0.96	0.97	0.96
Ratio of net investment income (loss) to average net assets (%)	2.24 (f)	1.64	1.05	0.79	1.04	1.39
Portfolio turnover rate (%)	41 (c)	48 (h)	58 (h)	61 (h)	51 (h)	51
Net assets, end of period (in millions)	$1,418.7	$1,464.4	$1,501.5	$2,046.3	$2,070.5	$2,080.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	During 2023, 0.54% of the Portfolio’s total return for Class B consists of a voluntary reimbursement by the subadviser. Excluding this item, total return would have been 9.74%.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 48% 53%, 60% and 49% for years ended December 31, 2023, 2022, 2021 and 2020 respectively.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-316

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.2%
Archer Aviation, Inc. - Class A (a) (b)	27,226	$95,835
V2X, Inc. (a)	14,777	708,705
		804,540
Air Freight & Logistics — 0.6%
Hub Group, Inc. - Class A	38,046	1,637,881
Radiant Logistics, Inc. (a)	57,025	324,472
		1,962,353
Automobile Components — 1.7%
Adient PLC (a)	22,823	563,956
Goodyear Tire & Rubber Co. (a)	152,134	1,726,721
Modine Manufacturing Co. (a) (b)	21,813	2,185,444
Patrick Industries, Inc. (b)	3,881	421,283
Phinia, Inc.	32,960	1,297,306
		6,194,710
Banks — 16.6%
1st Source Corp.	4,519	242,309
Amalgamated Financial Corp.	36,286	994,236
Ameris Bancorp	41,237	2,076,283
Associated Banc-Corp.	14,953	316,256
Axos Financial, Inc. (a)	9,673	552,812
Banc of California, Inc. (b)	144,363	1,844,959
Bank of NT Butterfield & Son Ltd.	75,334	2,645,730
BankUnited, Inc.	25,499	746,356
Banner Corp.	28,366	1,408,088
Brookline Bancorp, Inc.	23,204	193,753
Business First Bancshares, Inc.	32,046	697,321
Byline Bancorp, Inc. (b)	30,444	722,741
Capital City Bank Group, Inc.	3,795	107,930
Capitol Federal Financial, Inc.	59,750	328,027
Central Pacific Financial Corp.	18,450	391,140
CNB Financial Corp.	10,413	212,529
Community Trust Bancorp, Inc.	5,790	252,791
ConnectOne Bancorp, Inc.	85,539	1,615,832
CrossFirst Bankshares, Inc. (a)	11,342	159,015
Customers Bancorp, Inc. (a) (b)	26,669	1,279,579
CVB Financial Corp.	17,207	296,649
Eastern Bankshares, Inc.	126,132	1,763,325
Enterprise Financial Services Corp. (b)	42,703	1,746,980
Equity Bancshares, Inc. - Class A	31,507	1,109,046
First BanCorp	143,056	2,616,494
First Bancshares, Inc.	38,117	990,280
First Commonwealth Financial Corp.	26,923	371,807
First Financial Corp. (b)	18,795	693,160
First Interstate BancSystem, Inc. - Class A	8,177	227,075
First Merchants Corp.	35,710	1,188,786
First Mid Bancshares, Inc.	5,102	167,754
Glacier Bancorp, Inc. (b)	12,562	468,814
Hancock Whitney Corp.	19,150	915,944
Hanmi Financial Corp.	30,564	511,030
Heartland Financial USA, Inc.	6,564	291,770
Heritage Commerce Corp.	150,676	1,310,881
Hilltop Holdings, Inc.	24,733	773,648
Home BancShares, Inc.	44,307	1,061,596
Security Description	Shares	Value
Banks—(Continued)
HomeTrust Bancshares, Inc.	10,074	$302,522
Hope Bancorp, Inc.	45,123	484,621
Mercantile Bank Corp.	4,078	165,444
Mid Penn Bancorp, Inc.	4,059	89,095
Midland States Bancorp, Inc.	6,738	152,616
MVB Financial Corp.	2,988	55,696
National Bank Holdings Corp. - Class A	13,723	535,883
OceanFirst Financial Corp. (b)	83,459	1,326,164
OFG Bancorp	59,915	2,243,817
Old National Bancorp	166,774	2,866,845
Old Second Bancorp, Inc.	85,983	1,273,408
Orrstown Financial Services, Inc.	5,030	137,621
Pathward Financial, Inc.	30,068	1,700,947
Peapack-Gladstone Financial Corp.	12,119	274,495
Pinnacle Financial Partners, Inc. (b)	10,988	879,480
Popular, Inc.	19,310	1,707,583
Preferred Bank (b)	10,852	819,217
Premier Financial Corp.	28,324	579,509
QCR Holdings, Inc.	25,800	1,548,000
Seacoast Banking Corp. of Florida	8,262	195,314
Sierra Bancorp	6,001	134,302
SmartFinancial, Inc.	3,925	92,905
South Plains Financial, Inc.	5,222	140,994
Southside Bancshares, Inc.	7,976	220,217
SouthState Corp.	14,266	1,090,208
Texas Capital Bancshares, Inc. (a)	4,520	276,353
Towne Bank (b)	18,740	511,040
TriCo Bancshares (b)	18,563	734,538
UMB Financial Corp. (b)	9,893	825,274
United Bankshares, Inc.	19,598	635,759
Unity Bancorp, Inc.	4,873	144,095
Veritex Holdings, Inc.	41,111	867,031
WesBanco, Inc.	10,001	279,128
Wintrust Financial Corp.	17,809	1,755,255
WSFS Financial Corp.	12,413	583,411
		58,921,513
Beverages — 0.2%
Primo Water Corp.	23,916	522,804
Biotechnology — 3.7%
ACELYRIN, Inc. (a)	94,591	417,146
Akero Therapeutics, Inc. (a)	25,435	596,705
Aurinia Pharmaceuticals, Inc. (a) (b)	55,989	319,697
Avidity Biosciences, Inc. (a)	8,704	355,558
Beam Therapeutics, Inc. (a) (b)	42,368	992,682
Biohaven Ltd. (a)	1,369	47,518
Cabaletta Bio, Inc. (a)	95,536	714,609
Cytokinetics, Inc. (a) (b)	17,503	948,313
Denali Therapeutics, Inc. (a)	13,782	320,018
Enanta Pharmaceuticals, Inc. (a)	8,159	105,822
Erasca, Inc. (a)	284,450	671,302
Fate Therapeutics, Inc. (a)	143,074	469,283
Geron Corp. (a) (b)	52,173	221,214
Intellia Therapeutics, Inc. (a)	27,365	612,429
Ironwood Pharmaceuticals, Inc. (a)	54,733	356,859
See accompanying notes to financial statements.
BHFTI-317

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Myriad Genetics, Inc. (a)	68,504	$1,675,608
Prothena Corp. PLC (a)	20,732	427,908
Relay Therapeutics, Inc. (a)	63,955	416,987
Syndax Pharmaceuticals, Inc. (a) (b)	43,658	896,299
Travere Therapeutics, Inc. (a)	58,647	482,078
Veracyte, Inc. (a)	40,585	879,477
Verve Therapeutics, Inc. (a)	19,934	97,278
Vir Biotechnology, Inc. (a)	87,289	776,872
Zentalis Pharmaceuticals, Inc. (a)	64,698	264,615
		13,066,277
Broadline Retail — 0.1%
Savers Value Village, Inc. (a)	30,280	370,627
Building Products — 2.0%
Gibraltar Industries, Inc. (a)	5,380	368,799
Griffon Corp.	36,578	2,335,871
Masterbrand, Inc. (a)	9,403	138,036
Quanex Building Products Corp.	13,591	375,791
Resideo Technologies, Inc. (a)	66,813	1,306,863
UFP Industries, Inc.	21,548	2,413,376
		6,938,736
Capital Markets — 0.9%
Open Lending Corp. - Class A (a) (b)	93,541	521,959
Piper Sandler Cos.	750	172,628
StoneX Group, Inc. (a)	6,368	479,574
Victory Capital Holdings, Inc. - Class A	14,780	705,449
Virtus Investment Partners, Inc.	5,766	1,302,251
		3,181,861
Chemicals — 0.8%
Avient Corp.	13,072	570,593
Ecovyst, Inc. (a)	13,745	123,293
HB Fuller Co. (b)	7,220	555,651
Innospec, Inc.	6,683	825,952
Perimeter Solutions SA (a)	22,088	172,949
Tronox Holdings PLC	43,318	679,659
		2,928,097
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	49,953	2,526,123
ACCO Brands Corp. (b)	27,180	127,746
GEO Group, Inc. (a) (b)	23,192	333,037
Healthcare Services Group, Inc. (a)	70,764	748,683
		3,735,589
Communications Equipment — 0.5%
Aviat Networks, Inc. (a) (b)	36,054	1,034,389
NETGEAR, Inc. (a)	55,209	844,698
		1,879,087
Construction & Engineering — 2.2%
API Group Corp. (a)	39,849	1,499,518
Arcosa, Inc.	24,922	2,078,744
Security Description	Shares	Value
Construction & Engineering—(Continued)
Comfort Systems USA, Inc.	5,914	$1,798,566
MYR Group, Inc. (a) (b)	10,746	1,458,340
Primoris Services Corp.	20,741	1,034,768
		7,869,936
Construction Materials — 0.3%
Summit Materials, Inc. - Class A (a)	32,443	1,187,738
Consumer Finance — 0.7%
Enova International, Inc. (a)	27,703	1,724,512
LendingClub Corp. (a)	67,518	571,202
		2,295,714
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (b)	21,040	1,043,584
Sprouts Farmers Market, Inc. (a)	13,195	1,103,894
		2,147,478
Containers & Packaging — 0.2%
Greif, Inc. - Class A	9,238	530,908
O-I Glass, Inc. (a)	24,012	267,253
		798,161
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. (a) (b)	25,897	1,766,434
Laureate Education, Inc.	48,386	722,887
OneSpaWorld Holdings Ltd. (a)	22,926	352,373
Perdoceo Education Corp.	24,668	528,388
Stride, Inc. (a)	6,516	459,378
		3,829,460
Diversified REITs — 1.4%
Alexander & Baldwin, Inc.	20,903	354,515
American Assets Trust, Inc.	20,866	466,981
Armada Hoffler Properties, Inc.	19,272	213,727
Broadstone Net Lease, Inc.	105,053	1,667,191
Empire State Realty Trust, Inc. - Class A (b)	70,227	658,729
Essential Properties Realty Trust, Inc. (b)	56,848	1,575,258
		4,936,401
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	3,857	87,940
Liberty Latin America Ltd. - Class A (a) (b)	22,833	219,425
Liberty Latin America Ltd. - Class C (a) (b)	230,417	2,216,611
		2,523,976
Electric Utilities — 1.4%
IDACORP, Inc.	14,800	1,378,620
PNM Resources, Inc.	35,460	1,310,602
Portland General Electric Co. (b)	55,088	2,382,005
		5,071,227
Electronic Equipment, Instruments & Components — 2.4%
Benchmark Electronics, Inc.	35,302	1,393,017
Daktronics, Inc. (a)	86,763	1,210,344
See accompanying notes to financial statements.
BHFTI-318

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Knowles Corp. (a)	167,686	$2,894,260
OSI Systems, Inc. (a)	3,100	426,312
ScanSource, Inc. (a)	23,194	1,027,726
TTM Technologies, Inc. (a)	82,192	1,596,991
		8,548,650
Energy Equipment & Services — 2.3%
Helix Energy Solutions Group, Inc. (a) (b)	18,840	224,950
Helmerich & Payne, Inc. (b)	20,701	748,134
Liberty Energy, Inc.	102,783	2,147,137
Noble Corp. PLC (b)	20,560	918,004
Oil States International, Inc. (a)	62,352	276,843
Patterson-UTI Energy, Inc. (b)	158,843	1,645,613
Select Water Solutions, Inc.	82,459	882,311
Valaris Ltd. (a)	16,807	1,252,122
		8,095,114
Entertainment — 0.1%
Vivid Seats, Inc. - Class A (a)	87,259	501,739
Financial Services — 5.0%
Cannae Holdings, Inc.	25,969	471,078
Enact Holdings, Inc.	42,030	1,288,640
Essent Group Ltd.	49,890	2,803,319
Federal Agricultural Mortgage Corp. - Class C	2,086	377,190
Jackson Financial, Inc. - Class A (b)	21,017	1,560,722
Merchants Bancorp (b)	42,132	1,708,031
Mr Cooper Group, Inc. (a)	31,321	2,544,205
NMI Holdings, Inc. - Class A (a)	41,967	1,428,557
Pagseguro Digital Ltd. - Class A (a)	131,087	1,532,407
PennyMac Financial Services, Inc. (b)	16,174	1,530,060
Radian Group, Inc.	58,713	1,825,974
Repay Holdings Corp. (a) (b)	25,130	265,373
StoneCo Ltd. - Class A (a)	29,539	354,173
		17,689,729
Food Products — 0.7%
Cal-Maine Foods, Inc.	3,102	189,563
Dole PLC	99,195	1,214,147
Fresh Del Monte Produce, Inc.	17,476	381,850
John B Sanfilippo & Son, Inc.	4,575	444,553
Simply Good Foods Co. (a)	4,524	163,452
		2,393,565
Gas Utilities — 1.5%
Chesapeake Utilities Corp. (b)	6,723	713,983
New Jersey Resources Corp.	24,672	1,054,481
Northwest Natural Holding Co.	19,671	710,320
ONE Gas, Inc.	24,598	1,570,582
Southwest Gas Holdings, Inc. (b)	8,938	629,056
Spire, Inc.	10,693	649,386
		5,327,808
Ground Transportation — 0.3%
ArcBest Corp.	10,086	1,080,009
Security Description	Shares	Value
Health Care Equipment & Supplies — 1.6%
Alphatec Holdings, Inc. (a) (b)	90,844	$949,320
Embecta Corp.	16,356	204,450
Inari Medical, Inc. (a) (b)	10,821	521,031
Inmode Ltd. (a) (b)	104,894	1,913,267
Omnicell, Inc. (a)	31,250	845,937
OraSure Technologies, Inc. (a)	82,298	350,589
Varex Imaging Corp. (a)	55,797	821,890
		5,606,484
Health Care Providers & Services — 1.3%
Addus HomeCare Corp. (a)	17,143	1,990,474
NeoGenomics, Inc. (a) (b)	63,818	885,155
Option Care Health, Inc. (a)	33,051	915,513
Pediatrix Medical Group, Inc. (a)	129,626	978,676
		4,769,818
Health Care REITs — 0.8%
CareTrust REIT, Inc.	24,873	624,312
Community Healthcare Trust, Inc.	20,341	475,776
Sabra Health Care REIT, Inc.	118,958	1,831,953
		2,932,041
Health Care Technology — 0.3%
Evolent Health, Inc. - Class A (a)	44,304	847,093
Health Catalyst, Inc. (a) (b)	42,644	272,495
		1,119,588
Hotel & Resort REITs — 1.4%
Apple Hospitality REIT, Inc. (b)	64,554	938,615
Chatham Lodging Trust	11,907	101,448
DiamondRock Hospitality Co. (b)	78,547	663,722
Pebblebrook Hotel Trust	20,616	283,470
RLJ Lodging Trust	87,219	839,919
Ryman Hospitality Properties, Inc.	13,154	1,313,559
Xenia Hotels & Resorts, Inc. (b)	62,455	894,980
		5,035,713
Hotels, Restaurants & Leisure — 1.3%
El Pollo Loco Holdings, Inc. (a)	30,711	347,341
Everi Holdings, Inc. (a)	82,806	695,570
Light & Wonder, Inc. (a)	14,105	1,479,332
Lindblad Expeditions Holdings, Inc. (a)	22,435	216,498
Sweetgreen, Inc. - Class A (a)	28,547	860,407
United Parks & Resorts, Inc. (a) (b)	16,095	874,120
		4,473,268
Household Durables — 2.8%
Century Communities, Inc.	10,025	818,641
Green Brick Partners, Inc. (a)	8,203	469,540
Helen of Troy Ltd. (a)	2,754	255,406
KB Home (b)	22,092	1,550,416
Landsea Homes Corp. (a)	7,761	71,324
M/I Homes, Inc. (a)	11,629	1,420,366
Meritage Homes Corp.	12,668	2,050,316
Taylor Morrison Home Corp. (a)	37,154	2,059,818
See accompanying notes to financial statements.
BHFTI-319

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables—(Continued)
Tri Pointe Homes, Inc. (a)	34,129	$1,271,305
		9,967,132
Household Products — 0.1%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	8,229	271,804
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. - Class A	24,230	549,052
Clearway Energy, Inc. - Class C	19,626	484,566
		1,033,618
Industrial REITs — 1.3%
First Industrial Realty Trust, Inc. (b)	7,096	337,131
Innovative Industrial Properties, Inc.	9,257	1,011,049
LXP Industrial Trust	221,107	2,016,496
Plymouth Industrial REIT, Inc. (b)	43,978	940,250
Terreno Realty Corp. (b)	6,225	368,395
		4,673,321
Insurance — 1.2%
CNO Financial Group, Inc.	58,011	1,608,065
Enstar Group Ltd. (a)	222	67,865
Genworth Financial, Inc. - Class A (a)	64,246	388,046
Hamilton Insurance Group Ltd. - Class B (a)	10,944	182,217
Oscar Health, Inc. - Class A (a)	58,445	924,600
RLI Corp.	3,632	510,986
Selective Insurance Group, Inc.	4,502	422,423
		4,104,202
Interactive Media & Services — 0.1%
Cars.com, Inc. (a)	7,919	156,004
QuinStreet, Inc. (a)	10,628	176,319
		332,323
IT Services — 0.6%
ASGN, Inc. (a)	13,352	1,177,246
Information Services Group, Inc.	78,213	229,946
Unisys Corp. (a)	171,183	706,986
		2,114,178
Leisure Products — 0.2%
JAKKS Pacific, Inc. (a)	12,101	216,729
Peloton Interactive, Inc. - Class A (a)	47,130	159,299
Solo Brands, Inc. - Class A (a) (b)	128,030	291,909
		667,937
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. (a)	116,760	422,671
Cytek Biosciences, Inc. (a)	74,789	417,323
		839,994
Machinery — 2.0%
AGCO Corp.	11,305	1,106,533
Blue Bird Corp. (a)	14,758	794,718
Enpro, Inc.	2,864	416,913
Security Description	Shares	Value
Machinery—(Continued)
Hillman Solutions Corp. (a)	92,353	$817,324
Mueller Industries, Inc.	47,297	2,693,091
Terex Corp. (b)	18,215	998,911
Titan International, Inc. (a)	48,407	358,696
		7,186,186
Marine Transportation — 0.8%
Costamare, Inc.	27,156	446,173
Matson, Inc.	17,131	2,243,647
Safe Bulkers, Inc.	48,777	283,882
		2,973,702
Media — 0.9%
AMC Networks, Inc. - Class A (a) (b)	29,531	285,269
Gray Television, Inc. (b)	101,492	527,758
Integral Ad Science Holding Corp. (a)	25,423	247,112
John Wiley & Sons, Inc. - Class A	14,776	601,383
Magnite, Inc. (a) (b)	101,074	1,343,274
		3,004,796
Metals & Mining — 2.4%
Alpha Metallurgical Resources, Inc.	1,159	325,134
Arch Resources, Inc.	5,898	897,853
Carpenter Technology Corp.	3,182	348,684
Coeur Mining, Inc. (a)	42,105	236,630
Commercial Metals Co.	57,123	3,141,194
Constellium SE (a)	35,791	674,660
Hecla Mining Co.	171,989	834,147
Olympic Steel, Inc.	6,154	275,884
Ryerson Holding Corp.	18,351	357,844
SunCoke Energy, Inc.	29,650	290,570
Warrior Met Coal, Inc.	17,561	1,102,304
		8,484,904
Mortgage Real Estate Investment Trusts — 1.4%
BrightSpire Capital, Inc.	164,445	937,336
Dynex Capital, Inc.	16,387	195,661
KKR Real Estate Finance Trust, Inc.	27,993	253,337
Ladder Capital Corp.	183,666	2,073,589
MFA Financial, Inc. (b)	73,020	776,933
Redwood Trust, Inc. (b)	32,953	213,865
TPG RE Finance Trust, Inc.	63,633	549,789
		5,000,510
Multi-Utilities — 0.9%
Black Hills Corp.	11,804	641,902
Northwestern Energy Group, Inc.	16,484	825,519
Unitil Corp.	35,388	1,832,744
		3,300,165
Office REITs — 1.5%
Brandywine Realty Trust	89,941	402,936
City Office REIT, Inc.	21,684	107,986
COPT Defense Properties	78,902	1,974,917
Easterly Government Properties, Inc. (b)	12,323	152,435
See accompanying notes to financial statements.
BHFTI-320

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Office REITs—(Continued)
Equity Commonwealth (a)	27,574	$534,936
Hudson Pacific Properties, Inc.	34,505	165,969
Piedmont Office Realty Trust, Inc. - Class A	59,063	428,207
SL Green Realty Corp. (b)	24,172	1,369,102
		5,136,488
Oil, Gas & Consumable Fuels — 5.5%
California Resources Corp.	7,254	386,058
Chord Energy Corp.	3,443	577,322
Civitas Resources, Inc.	14,483	999,327
CNX Resources Corp. (a) (b)	16,887	410,354
CONSOL Energy, Inc. (a) (b)	4,790	488,724
CVR Energy, Inc. (b)	26,531	710,235
Delek U.S. Holdings, Inc.	3,890	96,316
Equitrans Midstream Corp.	31,509	408,987
Gulfport Energy Corp. (a)	8,580	1,295,580
International Seaways, Inc.	23,551	1,392,571
Magnolia Oil & Gas Corp. - Class A (b)	7,073	179,230
Matador Resources Co.	30,005	1,788,298
Murphy Oil Corp.	48,479	1,999,274
Ovintiv, Inc.	19,889	932,197
Par Pacific Holdings, Inc. (a)	8,092	204,323
PBF Energy, Inc. - Class A	20,591	947,598
Peabody Energy Corp. (b)	32,765	724,762
Permian Resources Corp.	64,374	1,039,640
REX American Resources Corp. (a)	3,123	142,377
Scorpio Tankers, Inc.	5,949	483,594
SM Energy Co. (b)	64,014	2,767,325
Teekay Tankers Ltd. - Class A	15,386	1,058,711
Uranium Energy Corp. (a) (b)	65,202	391,864
		19,424,667
Passenger Airlines — 0.6%
Blade Air Mobility, Inc. (a) (b)	31,117	108,287
JetBlue Airways Corp. (a) (b)	56,235	342,471
Joby Aviation, Inc. (a) (b)	44,841	228,689
SkyWest, Inc. (a)	18,312	1,502,866
		2,182,313
Personal Care Products — 0.8%
BellRing Brands, Inc. (a)	18,194	1,039,605
Edgewell Personal Care Co.	41,402	1,663,947
		2,703,552
Pharmaceuticals — 1.1%
ANI Pharmaceuticals, Inc. (a)	17,734	1,129,301
Pacira BioSciences, Inc. (a)	67,933	1,943,563
Prestige Consumer Healthcare, Inc. (a) (b)	9,416	648,292
		3,721,156
Professional Services — 0.6%
Barrett Business Services, Inc.	39,252	1,286,288
NV5 Global, Inc. (a)	3,361	312,472
TrueBlue, Inc. (a)	42,996	442,859
		2,041,619
Security Description	Shares	Value
Real Estate Management & Development — 1.1%
Anywhere Real Estate, Inc. (a)	89,071	$294,825
Cushman & Wakefield PLC (a) (b)	97,316	1,012,087
DigitalBridge Group, Inc. (b)	30,377	416,165
Forestar Group, Inc. (a)	32,748	1,047,609
Newmark Group, Inc. - Class A	36,380	372,167
Opendoor Technologies, Inc. (a) (b)	313,892	577,561
		3,720,414
Residential REITs — 0.5%
Independence Realty Trust, Inc.	72,621	1,360,918
UMH Properties, Inc.	13,071	209,005
Veris Residential, Inc.	22,142	332,130
		1,902,053
Retail REITs — 2.7%
Agree Realty Corp. (b)	15,130	937,152
InvenTrust Properties Corp.	30,427	753,373
Kimco Realty Corp.	14,298	278,239
Kite Realty Group Trust	84,688	1,895,317
Macerich Co. (b)	79,273	1,223,975
Phillips Edison & Co., Inc.	57,642	1,885,470
Regency Centers Corp.	2,497	155,313
Retail Opportunity Investments Corp. (b)	164,716	2,047,420
SITE Centers Corp.	38,232	554,364
		9,730,623
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc. - Class A (a)	49,828	1,149,034
Synaptics, Inc. (a)	16,755	1,477,791
Ultra Clean Holdings, Inc. (a)	21,065	1,032,185
Veeco Instruments, Inc. (a) (b)	25,738	1,202,222
		4,861,232
Software — 2.1%
Adeia, Inc.	70,704	790,824
Consensus Cloud Solutions, Inc. (a) (b)	2,983	51,248
Hut 8 Corp. (a)	103,768	1,555,482
LiveRamp Holdings, Inc. (a)	49,985	1,546,536
ON24, Inc. (a)	78,980	474,670
Ooma, Inc. (a)	27,809	276,143
Riot Platforms, Inc. (a) (b)	159,989	1,462,300
Verint Systems, Inc. (a)	28,146	906,301
Xperi, Inc. (a)	55,903	458,964
		7,522,468
Specialized REITs — 0.6%
Outfront Media, Inc.	30,397	434,677
PotlatchDeltic Corp. (b)	36,682	1,444,904
Uniti Group, Inc. (b)	68,327	199,515
		2,079,096
Specialty Retail — 3.2%
Abercrombie & Fitch Co. - Class A (a)	6,194	1,101,541
Academy Sports & Outdoors, Inc.	10,934	582,236
Asbury Automotive Group, Inc. (a) (b)	8,429	1,920,716
See accompanying notes to financial statements.
BHFTI-321

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (c)—3.1%
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Beyond, Inc. (a) (b)	21,637	$283,012
Caleres, Inc.	26,107	877,195
EVgo, Inc. (a) (b)	49,518	121,319
Genesco, Inc. (a)	6,963	180,063
Group 1 Automotive, Inc.	6,019	1,789,328
Haverty Furniture Cos., Inc.	11,932	301,760
Lands' End, Inc. (a) (b)	11,827	160,729
National Vision Holdings, Inc. (a)	48,062	629,132
ODP Corp. (a) (b)	8,727	342,709
Petco Health & Wellness Co., Inc. (a) (b)	32,908	124,392
Signet Jewelers Ltd. (b)	16,438	1,472,516
Urban Outfitters, Inc. (a)	23,195	952,155
Valvoline, Inc. (a)	9,232	398,823
		11,237,626
Technology Hardware, Storage & Peripherals — 0.0%
Turtle Beach Corp. (a)	10,857	155,689
Textiles, Apparel & Luxury Goods — 0.0%
G-III Apparel Group Ltd. (a) (b)	5,769	156,167
Trading Companies & Distributors — 2.4%
Beacon Roofing Supply, Inc. (a)	7,555	683,728
BlueLinx Holdings, Inc. (a)	5,755	535,733
Boise Cascade Co.	12,120	1,444,946
DNOW, Inc. (a)	117,112	1,607,948
GMS, Inc. (a)	6,033	486,320
Hudson Technologies, Inc. (a)	21,927	192,738
Rush Enterprises, Inc. - Class A (b)	49,060	2,054,142
Titan Machinery, Inc. (a) (b)	12,574	199,927
WESCO International, Inc.	8,135	1,289,560
		8,495,042
Water Utilities — 0.3%
American States Water Co.	7,193	521,996
Consolidated Water Co. Ltd.	19,291	511,983
		1,033,979
Wireless Telecommunication Services — 0.3%
Gogo, Inc. (a) (b)	95,474	918,460
Telephone & Data Systems, Inc.	13,011	269,718
		1,188,178
Total Common Stocks (Cost $313,265,278)		339,986,945

Short-Term Investments—1.5%
Repurchase Agreement—1.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $5,452,443; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $5,559,535	5,450,513	5,450,513
Total Short-Term Investments (Cost $5,450,513)		5,450,513

Security Description	Principal Amount*/ Shares	Value

Certificate of Deposit—0.3%
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (d)	1,000,000	$1,000,017
Repurchase Agreements—1.9%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $1,000,457; collateralized by various Common Stock with an aggregate market value of $1,115,138	1,000,000	1,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $1,384,758; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $1,411,827	1,384,144	1,384,144
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $1,001,060; collateralized by various Common Stock with an aggregate market value of $1,115,485	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,500,678; collateralized by various Common Stock with an aggregate market value of $1,650,745	1,500,000	1,500,000
		6,884,144

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class, 5.250% (e)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (e)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (e)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (e)	100,000	100,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (e)	1,500,000	1,500,000
		3,100,000
Total Securities Lending Reinvestments (Cost $10,984,144)		10,984,161
Total Investments—100.5% (Cost $329,699,935)		356,421,619
Other assets and liabilities (net)—(0.5)%		(1,797,279)
Net Assets—100.0%		$354,624,340

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $32,708,281 and the collateral received consisted of cash in the amount of
$10,984,144 and non-cash collateral with a value of $24,254,940. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending

See accompanying notes to financial statements.
BHFTI-322

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$134,782,794	$0	$181,245,789
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(10,984,144)	$—	$—	$—	$(10,984,144)
Gross amount of recognized liabilities for securities lending transactions					$(10,984,144)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/20/24	139	USD	14,351,750	$(1,236)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$1,236

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(399,953)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$20,973
See accompanying notes to financial statements.
BHFTI-323

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$9,222,680

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$339,986,945	$—	$—	$339,986,945
Total Short-Term Investments*	—	5,450,513	—	5,450,513
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,017	—	1,000,017
Repurchase Agreements	—	6,884,144	—	6,884,144
Mutual Funds	3,100,000	—	—	3,100,000
Total Securities Lending Reinvestments	3,100,000	7,884,161	—	10,984,161
Total Investments	$343,086,945	$13,334,674	$—	$356,421,619
Collateral for Securities Loaned (Liability)	$—	$(10,984,144)	$—	$(10,984,144)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,236)	$—	$—	$(1,236)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$331,292,005
Gross unrealized appreciation	43,642,042
Gross unrealized (depreciation)	(18,513,664)
Net unrealized appreciation (depreciation)	$25,128,378
See accompanying notes to financial statements.
BHFTI-324

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$356,421,619
Cash	2,289
Cash denominated in foreign currencies (c)	7,015
Cash collateral for futures contracts	525,000
Receivable for:
Investments sold	30,189,627
Fund shares sold	2,273
Dividends and interest	526,344
Prepaid expenses	2,803
Total Assets	387,676,970
Liabilities
Collateral for securities loaned	10,984,144
Payable for:
Investments purchased	21,529,882
Fund shares redeemed	29,127
Variation margin on futures contracts	11,553
Accrued Expenses:
Management fees	197,378
Distribution and service fees	4,569
Deferred trustees’ fees	197,576
Other expenses	98,401
Total Liabilities	33,052,630
Net Assets	$354,624,340
Net Assets Consist of:
Paid in surplus	$312,947,575
Distributable earnings (Accumulated losses)	41,676,765
Net Assets	$354,624,340
Net Assets
Class A	$332,301,171
Class B	22,323,169
Capital Shares Outstanding*
Class A	29,497,024
Class B	2,018,109
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.27
Class B	11.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $329,699,935.
(b)	Includes securities loaned at value of $32,708,281.
(c)	Identified cost of cash denominated in foreign currencies was $7,285.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$3,644,750
Interest	127,833
Securities lending income	91,076
Total investment income	3,863,659
Expenses
Management fees	1,472,228
Administration fees	15,430
Custodian and accounting fees	36,029
Distribution and service fees—Class B	28,898
Audit and tax services	32,996
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	11,875
Insurance	1,609
Miscellaneous	6,065
Total expenses	1,663,309
Less management fee waiver	(188,361)
Less broker commission recapture	(29,640)
Net expenses	1,445,308
Net Investment Income	2,418,351
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	30,292,780
Futures contracts	(399,953)
Net realized gain (loss)	29,892,827
Net change in unrealized appreciation (depreciation) on:
Investments	(25,178,026)
Futures contracts	20,973
Foreign currency transactions	(228)
Net change in unrealized appreciation (depreciation)	(25,157,281)
Net realized and unrealized gain (loss)	4,735,546
Net Increase (Decrease) in Net Assets From Operations	$7,153,897

(a)	Net of foreign withholding taxes of $13,167.
See accompanying notes to financial statements.
BHFTI-325

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,418,351	$4,762,764
Net realized gain (loss)	29,892,827	(13,381,586)
Net change in unrealized appreciation (depreciation)	(25,157,281)	58,487,417
Increase (decrease) in net assets from operations	7,153,897	49,868,595
From Distributions to Shareholders
Class A	(5,950,724)	(35,251,968)
Class B	(351,628)	(2,279,061)
Total distributions	(6,302,352)	(37,531,029)
Increase (decrease) in net assets from capital share transactions	(38,412,752)	(10,818)
Total increase (decrease) in net assets	(37,561,207)	12,326,748
Net Assets
Beginning of period	392,185,547	379,858,799
End of period	$354,624,340	$392,185,547

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	111,853	$1,253,358	1,323,772	$14,106,577
Reinvestments	523,371	5,950,724	3,466,270	35,251,968
Redemptions	(3,734,910)	(43,651,933)	(4,468,570)	(49,739,114)
Net increase (decrease)	(3,099,686)	$(36,447,851)	321,472	$(380,569)
Class B
Sales	28,914	$324,894	199,095	$2,061,810
Reinvestments	31,508	351,628	228,134	2,279,061
Redemptions	(236,602)	(2,641,423)	(376,878)	(3,971,120)
Net increase (decrease)	(176,180)	$(1,964,901)	50,351	$369,751
Increase (decrease) derived from capital shares transactions		$(38,412,752)		$(10,818)
See accompanying notes to financial statements.
BHFTI-326

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.29	$11.05	$20.02	$15.60	$14.89	$14.16
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.14	0.18	0.14	0.16	0.24
Net realized and unrealized gain (loss)	0.12	1.20	(2.95)	5.00	0.72	2.33
Total income (loss) from investment operations	0.19	1.34	(2.77)	5.14	0.88	2.57
Less Distributions
Distributions from net investment income	(0.21)	(0.15)	(0.21)	(0.23)	(0.17)	(0.22)
Distributions from net realized capital gains	0.00	(0.95)	(5.99)	(0.49)	0.00	(1.62)
Total distributions	(0.21)	(1.10)	(6.20)	(0.72)	(0.17)	(1.84)
Net Asset Value, End of Period	$11.27	$11.29	$11.05	$20.02	$15.60	$14.89
Total Return (%) (b)	1.62 (c)	13.21	(13.21)	33.01	6.34	19.53
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (d)	0.87	0.85	0.85	0.85	0.85
Net ratio of expenses to average net assets (%) (e)	0.77 (d)	0.77	0.75	0.75	0.75	0.75
Ratio of net investment income (loss) to average net assets (%)	1.30 (d)	1.28	1.28	0.76	1.32	1.61
Portfolio turnover rate (%)	36 (c)	66	64	63	76	52
Net assets, end of period (in millions)	$332.3	$367.9	$356.6	$491.6	$514.1	$472.7

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.07	$10.85	$19.78	$15.42	$14.71	$14.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.11	0.14	0.10	0.13	0.20
Net realized and unrealized gain (loss)	0.11	1.18	(2.92)	4.94	0.72	2.29
Total income (loss) from investment operations	0.17	1.29	(2.78)	5.04	0.85	2.49
Less Distributions
Distributions from net investment income	(0.18)	(0.12)	(0.16)	(0.19)	(0.14)	(0.17)
Distributions from net realized capital gains	0.00	(0.95)	(5.99)	(0.49)	0.00	(1.62)
Total distributions	(0.18)	(1.07)	(6.15)	(0.68)	(0.14)	(1.79)
Net Asset Value, End of Period	$11.06	$11.07	$10.85	$19.78	$15.42	$14.71
Total Return (%) (b)	1.49 (c)	12.94	(13.50)	32.74	6.11	19.15
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12 (d)	1.12	1.10	1.10	1.10	1.10
Net ratio of expenses to average net assets (%) (e)	1.02 (d)	1.02	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) to average net assets (%)	1.05 (d)	1.03	1.04	0.52	1.07	1.35
Portfolio turnover rate (%)	36 (c)	66	64	63	76	52
Net assets, end of period (in millions)	$22.3	$24.3	$23.3	$31.4	$30.8	$29.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-327

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—66.7% of Net Assets

Security Description	Shares	Value

Banks — 1.7%
JPMorgan Chase & Co.	32,288	$6,530,571
Broadline Retail — 3.5%
Amazon.com, Inc. (a)	69,772	13,483,439
Building Products — 0.9%
Trane Technologies PLC	10,251	3,371,861
Capital Markets — 7.5%
BlackRock, Inc.	8,394	6,608,764
Goldman Sachs Group, Inc.	10,801	4,885,508
London Stock Exchange Group PLC	35,647	4,225,483
S&P Global, Inc.	29,324	13,078,504
		28,798,259
Chemicals — 2.6%
Linde PLC	22,427	9,841,192
Commercial Services & Supplies — 0.2%
Veralto Corp.	9,005	859,707
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	9,750	8,287,403
Electrical Equipment — 1.1%
Schneider Electric SE	17,142	4,090,146
Electronic Equipment, Instruments & Components — 1.1%
Halma PLC	122,933	4,185,234
Financial Services — 2.5%
Mastercard, Inc. - Class A	22,235	9,809,193
Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.	17,865	9,097,930
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. - Class A (a)	59,767	9,062,470
Interactive Media & Services — 3.4%
Alphabet, Inc. - Class A	71,010	12,934,472
IT Services — 3.9%
Accenture PLC - Class A	17,257	5,235,946
CGI, Inc. (a)	35,600	3,553,364
Nomura Research Institute Ltd.	220,400	6,222,002
		15,011,312
Life Sciences Tools & Services — 5.1%
Danaher Corp.	26,930	6,728,461
IQVIA Holdings, Inc. (a)	21,842	4,618,272
Mettler-Toledo International, Inc. (a)	5,987	8,367,371
		19,714,104
Machinery — 5.8%
Atlas Copco AB - A Shares	532,211	10,030,211
Cummins, Inc.	19,205	5,318,441
Security Description	Shares/ Principal Amount*	Value
Machinery—(Continued)
Parker-Hannifin Corp.	14,202	$7,183,513
		22,532,165
Oil, Gas & Consumable Fuels — 1.1%
Diamondback Energy, Inc.	20,765	4,156,945
Semiconductors & Semiconductor Equipment — 9.0%
ASML Holding NV	9,301	9,595,819
NVIDIA Corp.	108,005	13,342,938
Taiwan Semiconductor Manufacturing Co. Ltd.	270,000	8,030,207
Texas Instruments, Inc.	19,341	3,762,405
		34,731,369
Software — 4.7%
Adobe, Inc. (a)	8,119	4,510,429
Roper Technologies, Inc.	14,750	8,313,985
Salesforce, Inc.	20,334	5,227,872
		18,052,286
Specialty Retail — 4.2%
Home Depot, Inc.	22,313	7,681,027
O'Reilly Automotive, Inc. (a)	8,041	8,491,779
		16,172,806
Textiles, Apparel & Luxury Goods — 1.6%
LVMH Moet Hennessy Louis Vuitton SE	7,834	6,016,130
Total Common Stocks (Cost $171,302,011)		256,738,994

Corporate Bonds & Notes—17.9%
Aerospace/Defense — 0.6%
Boeing Co.
3.625%, 02/01/31	160,000	140,036
5.150%, 05/01/30	135,000	129,639
5.705%, 05/01/40	125,000	115,245
5.805%, 05/01/50	615,000	554,238
5.930%, 05/01/60	10,000	8,940
6.528%, 05/01/34 (144A)	240,000	245,736
6.858%, 05/01/54 (144A)	1,080,000	1,108,266
7.008%, 05/01/64 (144A)	145,000	148,461
TransDigm, Inc.
6.750%, 08/15/28 (144A)	30,000	30,367
		2,480,928
Airlines — 0.1%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	165,232	150,943
4.125%, 06/15/29 (144A)	107,490	100,683
American Airlines Pass-Through Trust
3.700%, 04/15/27	47,203	45,938
3.750%, 04/15/27	106,377	102,886
4.950%, 08/15/26	64,557	63,873
See accompanying notes to financial statements.
BHFTI-328

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Airlines—(Continued)
United Airlines Pass-Through Trust
3.650%, 04/07/27	44,329	$43,001
		507,324
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
4.750%, 10/01/27 (144A) (b)	105,000	101,421
General Motors Financial Co., Inc.
3.100%, 01/12/32	70,000	58,832
6.400%, 01/09/33 (b)	235,000	243,895
Hyundai Capital America
2.650%, 02/10/25 (144A)	110,000	107,926
5.400%, 06/24/31 (144A)	40,000	39,665
6.375%, 04/08/30 (144A)	175,000	182,691
Toyota Motor Corp.
5.123%, 07/13/33	240,000	250,108
		984,538
Auto Parts & Equipment — 0.1%
Aptiv PLC
1.600%, 09/15/28 (EUR)	100,000	98,891
ZF North America Capital, Inc.
6.875%, 04/23/32 (144A)	150,000	155,078
		253,969
Banks — 2.6%
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (c)	305,000	314,828
Banco de Chile
2.990%, 12/09/31 (144A)	200,000	171,654
Banco Santander Chile
3.177%, 10/26/31 (144A)	250,000	216,716
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	183,404
6.938%, 11/07/33	200,000	218,451
Bank of America Corp.
2.482%, 5Y H15 + 1.200%, 09/21/36 (b) (c)	162,000	129,125
3.846%, 5Y H15 + 2.000%, 03/08/37 (c)	105,000	92,019
Barclays PLC
6.224%, SOFR + 2.980%, 05/09/34 (c)	825,000	845,320
CaixaBank SA
6.208%, SOFR + 2.700%, 01/18/29 (144A) (c)	210,000	213,306
6.250%, 5Y EUR Swap + 3.550%, 02/23/33 (EUR) (c)	100,000	112,659
Credit Agricole SA
4.375%, 03/17/25 (144A)	200,000	197,659
Danske Bank AS
4.750%, 1Y EUR Swap + 1.700%, 06/21/30 (EUR) (c)	280,000	312,072
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	157,206
3.729%, SOFR + 2.757%, 01/14/32 (c)	404,000	340,623
DNB Bank ASA
1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	380,090
ING Groep NV
1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	196,346
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	315,000	324,714
Security Description	Principal Amount*	Value
Banks—(Continued)
Kookmin Bank
1.375%, 05/06/26 (144A)	315,000	$294,056
Lloyds Banking Group PLC
3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	199,909
Macquarie Group Ltd.
1.629%, SOFR + 0.910%, 09/23/27 (144A) (c)	425,000	389,987
2.871%, SOFR + 1.532%, 01/14/33 (144A) (c)	505,000	417,334
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (c)	300,000	276,234
2.341%, 1Y H15 + 0.830%, 01/19/28 (c)	245,000	227,649
Mizuho Financial Group, Inc.
2.564%, 09/13/31	205,000	166,802
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (c)	185,000	146,357
Santander Holdings USA, Inc.
3.450%, 06/02/25	100,000	97,835
Societe Generale SA
4.750%, 11/24/25 (144A)	260,000	254,818
Standard Chartered PLC
3.125%, 11/19/24 (EUR)	250,000	266,606
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (c)	200,000	197,149
Sumitomo Mitsui Financial Group, Inc.
5.766%, 01/13/33	200,000	205,370
Swedbank AB
6.136%, 09/12/26 (144A) (b)	200,000	202,473
Toronto-Dominion Bank
1.950%, 01/12/27	730,000	677,492
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	510,000	435,033
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	301,314
UniCredit SpA
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	331,623
Westpac Banking Corp.
1.953%, 11/20/28	400,000	353,587
		9,847,820
Beverages — 0.1%
Anheuser-Busch InBev SA
2.000%, 01/23/35 (EUR)	345,000	319,606
Diageo Capital PLC
2.125%, 04/29/32	200,000	162,179
		481,785
Building Materials — 0.2%
Cemex SAB de CV
3.875%, 07/11/31 (144A)	800,000	705,329
JELD-WEN, Inc.
4.875%, 12/15/27 (144A)	75,000	70,833
Masco Corp.
6.500%, 08/15/32	8,000	8,511
		784,673
Chemicals — 0.4%
Albemarle Corp.
5.050%, 06/01/32 (b)	200,000	192,010
See accompanying notes to financial statements.
BHFTI-329

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Ashland, Inc.
3.375%, 09/01/31 (144A)	55,000	$46,281
Celanese U.S. Holdings LLC
6.330%, 07/15/29	40,000	41,140
6.379%, 07/15/32 (b)	30,000	30,828
6.700%, 11/15/33 (b)	25,000	26,271
OCP SA
6.750%, 05/02/34 (144A)	450,000	461,745
Orbia Advance Corp. SAB de CV
1.875%, 05/11/26 (144A)	210,000	195,750
4.000%, 10/04/27	200,000	189,310
Sociedad Quimica y Minera de Chile SA
6.500%, 11/07/33 (144A)	200,000	208,985
		1,392,320
Commercial Services — 0.1%
Block, Inc.
3.500%, 06/01/31	65,000	56,073
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A) (b)	200,000	208,530
TriNet Group, Inc.
3.500%, 03/01/29 (144A)	30,000	26,703
United Rentals North America, Inc.
6.125%, 03/15/34 (144A)	140,000	139,489
		430,795
Computers — 0.0%
Gartner, Inc.
3.625%, 06/15/29 (144A)	65,000	59,525
3.750%, 10/01/30 (144A)	10,000	8,969
Seagate HDD Cayman
4.091%, 06/01/29	10,000	9,274
9.625%, 12/01/32	7,650	8,726
Western Digital Corp.
2.850%, 02/01/29	10,000	8,678
3.100%, 02/01/32	10,000	8,130
		103,302
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	260,000	223,396
Aircastle Ltd.
5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	33,745
Blue Owl Finance LLC
6.250%, 04/18/34 (144A)	160,000	160,423
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340%, 01/30/32	175,000	140,376
Brookfield Finance, Inc.
3.900%, 01/25/28 (b)	185,000	176,553
Jefferies Financial Group, Inc.
6.200%, 04/14/34	210,000	212,692
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A)	10,000	10,169
6.500%, 03/26/31 (144A)	15,000	15,425
Nationstar Mortgage Holdings, Inc.
5.000%, 02/01/26 (144A)	55,000	53,832
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A) (b)	55,000	$50,435
5.500%, 08/15/28 (144A)	110,000	105,702
Nomura Holdings, Inc.
2.710%, 01/22/29 (b)	245,000	218,043
OneMain Finance Corp.
3.500%, 01/15/27	305,000	285,769
3.875%, 09/15/28	15,000	13,449
4.000%, 09/15/30	70,000	60,077
5.375%, 11/15/29	40,000	37,514
Power Finance Corp. Ltd.
3.950%, 04/23/30 (144A)	200,000	184,012
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A)	1,270,000	1,186,036
3.625%, 03/01/29	720,000	653,130
3.625%, 03/01/29 (144A) (b)	365,000	331,101
3.875%, 03/01/31 (144A)	1,330,000	1,159,072
4.000%, 10/15/33 (144A)	370,000	311,795
		5,622,746
Electric — 0.7%
AES Corp.
3.950%, 07/15/30 (144A)	20,000	18,287
CEZ AS
0.875%, 12/02/26 (EUR)	175,000	174,899
3.000%, 06/05/28 (EUR)	125,000	130,212
Colbun SA
3.150%, 03/06/30	295,000	259,772
EDP Finance BV
1.710%, 01/24/28 (144A)	205,000	181,145
Electricite de France SA
4.875%, 09/21/38 (144A)	200,000	179,132
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	200,000	171,750
Enel Chile SA
4.875%, 06/12/28	110,000	106,337
Engie Energia Chile SA
3.400%, 01/28/30	305,000	265,478
6.375%, 04/17/34 (144A)	200,000	202,626
Engie SA
1.250%, 10/24/41 (EUR)	200,000	137,149
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	200,000	164,325
Korea East-West Power Co. Ltd.
1.750%, 05/06/25 (144A)	200,000	193,862
Naturgy Finance Iberia SA
1.500%, 01/29/28 (EUR)	200,000	200,078
Orsted AS
2.125%, 05/17/27 (GBP)	215,000	249,025
		2,634,077
Electronics — 0.0%
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	65,000	56,654
See accompanying notes to financial statements.
BHFTI-330

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electronics—(Continued)
TD SYNNEX Corp.
6.100%, 04/12/34	85,000	$85,236
		141,890
Engineering & Construction — 0.2%
Cellnex Telecom SA
1.750%, 10/23/30 (EUR)	400,000	375,619
Fraport AG Frankfurt Airport Services Worldwide
1.875%, 03/31/28 (EUR)	355,000	356,549
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 04/30/25 (144A)	40,000	39,252
TopBuild Corp.
4.125%, 02/15/32 (144A)	40,000	35,225
		806,645
Entertainment — 0.1%
Everi Holdings, Inc.
5.000%, 07/15/29 (144A)	10,000	9,838
Light & Wonder International, Inc.
7.000%, 05/15/28 (144A)	165,000	165,852
7.250%, 11/15/29 (144A)	60,000	61,278
7.500%, 09/01/31 (144A)	30,000	30,997
		267,965
Food — 0.2%
Fonterra Co-operative Group Ltd.
3.750%, 06/16/26 (AUD)	400,000	260,478
4.000%, 11/02/27 (AUD)	100,000	64,369
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.750%, 12/01/31	85,000	74,421
Lamb Weston Holdings, Inc.
4.875%, 05/15/28 (144A)	30,000	29,054
Pilgrim's Pride Corp.
3.500%, 03/01/32	125,000	106,305
4.250%, 04/15/31	40,000	36,405
Post Holdings, Inc.
4.500%, 09/15/31 (144A) (b)	105,000	94,116
		665,148
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
4.500%, 08/01/24	200,000	199,425
Suzano Austria GmbH
2.500%, 09/15/28	255,000	223,860
3.125%, 01/15/32	125,000	102,319
3.750%, 01/15/31 (b)	60,000	52,277
		577,881
Healthcare-Products — 0.1%
DH Europe Finance II SARL
0.750%, 09/18/31 (EUR)	140,000	124,247
Hologic, Inc.
3.250%, 02/15/29 (144A)	160,000	143,537
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	75,000	$75,849
		343,633
Healthcare-Services — 0.1%
Centene Corp.
2.500%, 03/01/31	275,000	225,687
2.625%, 08/01/31	5,000	4,106
3.000%, 10/15/30	185,000	158,188
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A)	85,000	73,652
4.375%, 06/15/28 (144A)	60,000	56,474
		518,107
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd.
3.625%, 04/11/29 (144A) (b)	225,000	210,798
Household Products/Wares — 0.0%
Kimberly-Clark de Mexico SAB de CV
2.431%, 07/01/31	200,000	169,607
Insurance — 0.2%
AIA Group Ltd.
3.200%, 03/11/25 (144A)	200,000	196,921
3.600%, 04/09/29	200,000	187,629
3.900%, 04/06/28 (144A)	260,000	249,820
		634,370
Internet — 1.0%
Alibaba Group Holding Ltd.
3.400%, 12/06/27 (b)	240,000	226,764
Expedia Group, Inc.
2.950%, 03/15/31	400,000	345,816
Netflix, Inc.
4.875%, 06/15/30 (144A)	265,000	260,833
5.375%, 11/15/29 (144A)	30,000	30,293
Uber Technologies, Inc.
4.500%, 08/15/29 (144A)	1,285,000	1,224,335
6.250%, 01/15/28 (144A)	780,000	780,916
7.500%, 09/15/27 (144A)	730,000	744,322
8.000%, 11/01/26 (144A)	15,000	15,130
Weibo Corp.
3.500%, 07/05/24	200,000	199,877
		3,828,286
Investment Companies — 0.7%
ARES Capital Corp.
3.200%, 11/15/31	235,000	193,800
Blue Owl Capital Corp.
2.875%, 06/11/28	225,000	199,020
4.250%, 01/15/26	570,000	552,868
Blue Owl Technology Finance Corp.
2.500%, 01/15/27	160,000	143,888
4.750%, 12/15/25 (144A)	295,000	285,634
See accompanying notes to financial statements.
BHFTI-331

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Investment Companies—(Continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	1,185,000	$1,013,224
5.250%, 05/15/27	475,000	445,846
		2,834,280
Iron/Steel — 0.0%
ArcelorMittal SA
6.750%, 03/01/41	95,000	96,900
Leisure Time — 0.5%
Carnival Corp.
5.750%, 03/01/27 (144A)	95,000	93,853
7.000%, 08/15/29 (144A)	20,000	20,732
NCL Corp. Ltd.
5.875%, 03/15/26 (144A) (b)	425,000	420,165
5.875%, 02/15/27 (144A)	220,000	217,126
8.125%, 01/15/29 (144A)	95,000	99,536
NCL Finance Ltd.
6.125%, 03/15/28 (144A) (b)	240,000	237,008
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	365,000	353,246
5.500%, 04/01/28 (144A)	450,000	444,259
6.250%, 03/15/32 (144A)	50,000	50,420
		1,936,345
Lodging — 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, 07/01/31 (144A)	70,000	61,968
5.000%, 06/01/29 (144A)	50,000	46,622
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29 (144A)	135,000	124,046
Travel & Leisure Co.
4.500%, 12/01/29 (144A) (b)	530,000	488,294
4.625%, 03/01/30 (144A)	55,000	50,053
		770,983
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.
5.700%, 08/14/33	140,000	143,123
Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (b)	1,325,000	1,081,784
4.250%, 01/15/34 (144A)	545,000	413,686
4.500%, 08/15/30 (144A)	275,000	232,809
4.750%, 02/01/32 (144A)	135,000	110,561
5.125%, 05/01/27 (144A) (b)	60,000	57,609
5.500%, 05/01/26 (144A)	25,000	24,706
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300%, 02/01/32	15,000	11,568
2.800%, 04/01/31 (b)	30,000	24,520
3.950%, 06/30/62	115,000	68,131
4.400%, 04/01/33 (b)	115,000	101,377
4.400%, 12/01/61	635,000	414,194
Security Description	Principal Amount*	Value
Media—(Continued)
CSC Holdings LLC
3.375%, 02/15/31 (144A) (b)	1,805,000	$1,126,482
4.125%, 12/01/30 (144A)	400,000	258,538
4.500%, 11/15/31 (144A)	405,000	261,314
4.625%, 12/01/30 (144A)	2,495,000	908,684
5.375%, 02/01/28 (144A)	200,000	151,954
6.500%, 02/01/29 (144A)	200,000	145,976
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A)	40,000	37,624
DISH DBS Corp.
5.125%, 06/01/29	570,000	225,726
5.250%, 12/01/26 (144A)	560,000	441,724
5.750%, 12/01/28 (144A)	105,000	72,798
Grupo Televisa SAB
7.250%, 05/14/43 (MXN)	6,000,000	193,824
iHeartCommunications, Inc.
5.250%, 08/15/27 (144A)	240,000	127,428
Time Warner Cable LLC
4.500%, 09/15/42	45,000	32,936
5.500%, 09/01/41	30,000	24,984
Videotron Ltd.
5.125%, 04/15/27 (144A)	230,000	226,454
		6,777,391
Mining — 1.1%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	200,000	170,641
5.625%, 04/01/30 (144A)	200,000	201,294
AngloGold Ashanti Holdings PLC
3.375%, 11/01/28 (b)	300,000	269,573
Antofagasta PLC
5.625%, 05/13/32	200,000	200,176
6.250%, 05/02/34 (144A)	200,000	207,140
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	252,153
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	313,914
5.400%, 11/14/34 (b)	540,000	531,129
Glencore Funding LLC
5.700%, 05/08/33 (144A) (b)	285,000	283,929
6.500%, 10/06/33 (144A)	1,895,000	1,973,984
		4,403,933
Multi-National — 0.4%
International Bank for Reconstruction & Development
1.200%, 07/22/26 (CAD)	1,315,000	906,250
Nordic Investment Bank
1.500%, 03/13/25 (NOK)	4,930,000	451,499
		1,357,749
Oil & Gas — 0.6%
Civitas Resources, Inc.
8.625%, 11/01/30 (144A)	35,000	37,528
Continental Resources, Inc.
2.875%, 04/01/32 (144A) (b)	418,000	337,546
5.750%, 01/15/31 (144A)	517,000	508,353
See accompanying notes to financial statements.
BHFTI-332

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Ecopetrol SA
5.875%, 05/28/45	325,000	$232,986
Empresa Nacional del Petroleo
3.450%, 09/16/31 (144A)	205,000	174,792
EQT Corp.
3.625%, 05/15/31 (144A)	155,000	136,740
Equinor ASA
3.625%, 04/06/40	355,000	287,456
Matador Resources Co.
6.875%, 04/15/28 (144A)	20,000	20,301
Ovintiv, Inc.
6.250%, 07/15/33	55,000	56,693
6.500%, 08/15/34 (b)	105,000	109,823
6.500%, 02/01/38	5,000	5,141
6.625%, 08/15/37	25,000	26,026
7.200%, 11/01/31	5,000	5,389
7.375%, 11/01/31	10,000	10,894
8.125%, 09/15/30	10,000	11,296
QatarEnergy
2.250%, 07/12/31 (144A)	305,000	254,707
Raizen Fuels Finance SA
5.300%, 01/20/27 (144A)	200,000	196,645
Southwestern Energy Co.
4.750%, 02/01/32 (b)	30,000	27,598
Viper Energy, Inc.
7.375%, 11/01/31 (144A)	40,000	41,428
		2,481,342
Packaging & Containers — 0.0%
Silgan Holdings, Inc.
3.250%, 03/15/25 (EUR)	100,000	106,014
Pharmaceuticals — 1.3%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	1,250,000	935,450
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36	250,000	245,363
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	495,000	464,576
4.100%, 10/01/46	2,080,000	1,452,785
4.750%, 05/09/27	750,000	722,744
7.875%, 09/15/29	605,000	649,810
8.125%, 09/15/31	430,000	478,099
		4,948,827
Pipelines — 0.3%
EnLink Midstream LLC
6.500%, 09/01/30 (144A)	10,000	10,236
EnLink Midstream Partners LP
5.450%, 06/01/47	60,000	52,053
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	85,000	78,022
5.625%, 02/15/26 (144A)	40,000	39,699
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29	65,000	59,352
3.800%, 09/15/30	90,000	82,211
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Targa Resources Corp.
6.125%, 03/15/33	115,000	$118,103
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	35,000	31,533
4.875%, 02/01/31	15,000	14,314
5.500%, 03/01/30	20,000	19,877
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (b)	115,000	97,992
4.125%, 08/15/31 (144A)	160,000	143,579
6.250%, 01/15/30 (144A) (b)	20,000	20,298
Western Midstream Operating LP
4.050%, 02/01/30	60,000	55,803
5.250%, 02/01/50 (b)	50,000	43,825
5.300%, 03/01/48	80,000	69,073
5.450%, 04/01/44	15,000	13,517
5.500%, 08/15/48	10,000	8,692
6.150%, 04/01/33	85,000	87,134
		1,045,313
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.625%, 04/20/30 (EUR)	215,000	196,295
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	215,000	205,749
Logicor Financing SARL
1.625%, 01/17/30 (EUR)	215,000	197,807
2.000%, 01/17/34 (EUR)	140,000	118,437
		718,288
Real Estate Investment Trusts — 0.3%
EPR Properties
3.600%, 11/15/31	30,000	25,010
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	45,000	37,815
Iron Mountain, Inc.
4.875%, 09/15/29 (144A)	155,000	146,062
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	308,153
Prologis LP
2.250%, 06/30/29 (GBP)	135,000	150,422
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	126,291
5.125%, 07/06/34 (EUR)	100,000	115,385
VICI Properties LP/VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	90,000	86,795
		995,933
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc.
4.000%, 10/15/30 (144A)	165,000	145,250
Asbury Automotive Group, Inc.
4.625%, 11/15/29 (144A)	40,000	36,971
Lithia Motors, Inc.
3.875%, 06/01/29 (144A)	170,000	152,707
4.375%, 01/15/31 (144A)	15,000	13,354
See accompanying notes to financial statements.
BHFTI-333

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
Yum! Brands, Inc.
4.625%, 01/31/32 (b)	220,000	$202,330
		550,612
Semiconductors — 0.9%
Broadcom, Inc.
2.450%, 02/15/31 (144A)	415,000	349,476
2.600%, 02/15/33 (144A)	690,000	559,180
3.187%, 11/15/36 (144A)	85,000	67,266
3.419%, 04/15/33 (144A)	680,000	586,261
3.469%, 04/15/34 (144A)	625,000	532,809
4.150%, 04/15/32 (144A)	330,000	304,468
Micron Technology, Inc.
5.875%, 02/09/33 (b)	835,000	852,999
SK Hynix, Inc.
2.375%, 01/19/31 (144A)	300,000	247,071
		3,499,530
Software — 0.1%
MSCI, Inc.
3.250%, 08/15/33 (144A)	50,000	41,306
UKG, Inc.
6.875%, 02/01/31 (144A)	85,000	86,065
VMware LLC
2.200%, 08/15/31 (b)	260,000	211,262
		338,633
Telecommunications — 0.5%
America Movil SAB de CV
2.125%, 03/10/28 (EUR)	235,000	239,480
2.875%, 05/07/30	200,000	176,239
Bharti Airtel Ltd.
3.250%, 06/03/31	305,000	267,976
CommScope Technologies LLC
5.000%, 03/15/27 (144A)	340,000	140,408
CommScope, Inc.
4.750%, 09/01/29 (144A)	185,000	128,077
KT Corp.
2.500%, 07/18/26 (144A)	210,000	198,561
Ooredoo International Finance Ltd.
2.625%, 04/08/31 (144A)	250,000	215,219
T-Mobile USA, Inc.
3.875%, 04/15/30	355,000	331,864
Turkcell Iletisim Hizmetleri AS
5.800%, 04/11/28	215,000	206,184
		1,904,008
Transportation — 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26	265,000	244,478
Security Description	Principal Amount*	Value
Transportation—(Continued)
Rand Parent LLC
8.500%, 02/15/30 (144A) (b)	165,000	$167,048
		411,526
Total Corporate Bonds & Notes (Cost $75,303,928)		69,009,337

Foreign Government—7.7%
Banks — 0.1%
Corp. Financiera de Desarrollo SA
2.400%, 09/28/27 (144A)	365,000	327,744
Oil & Gas — 0.1%
Korea National Oil Corp.
2.125%, 04/18/27 (144A)	240,000	220,997
Regional Government — 0.3%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,480,000	785,798
Province of Quebec
2.300%, 09/01/29 (CAD)	310,000	210,536
4.500%, 09/08/33	310,000	303,935
		1,300,269
Sovereign — 7.2%
Australia Government Bonds
0.500%, 09/21/26 (AUD)	1,685,000	1,038,368
3.000%, 11/21/33 (AUD)	540,000	324,180
Brazil Government International Bonds
6.000%, 10/20/33	325,000	312,327
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	5,875,000	948,976
10.000%, 01/01/35 (BRL)	3,297,000	516,503
Canada Government Bonds
0.500%, 09/01/25 (CAD)	3,340,000	2,339,257
4.500%, 02/01/26 (CAD)	2,715,000	1,995,928
Chile Government International Bonds
2.550%, 01/27/32	350,000	293,527
Colombia Government International Bonds
3.875%, 04/25/27	200,000	188,025
7.500%, 02/02/34	200,000	200,068
Colombia TES
6.250%, 11/26/25 (COP)	1,305,500,000	305,351
7.500%, 08/26/26 (COP)	4,868,600,000	1,129,154
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	213,267
4.875%, 09/23/32 (144A)	150,000	134,195
6.000%, 07/19/28 (144A)	200,000	197,917
8.625%, 04/20/27 (144A)	200,000	206,435
Export-Import Bank of India
2.250%, 01/13/31 (144A)	310,000	257,112
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	177,277
4.125%, 01/15/25 (144A)	200,000	198,561
See accompanying notes to financial statements.
BHFTI-334

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	$335,519
7.500%, 05/15/38 (IDR)	6,358,000,000	399,739
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	405,000	353,983
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30 (EUR)	895,000	847,322
2.000%, 02/01/28 (EUR)	325,000	331,770
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (d)	90,686,010	591,271
Japan Government Ten Year Bonds
0.400%, 06/20/33 (JPY)	92,300,000	546,394
Korea Treasury Bonds
1.125%, 09/10/25 (KRW)	500,000,000	354,058
3.500%, 09/10/28 (KRW)	495,000,000	363,453
Mexico Bonos
5.750%, 03/05/26 (MXN)	24,011,500	1,212,952
7.500%, 06/03/27 (MXN)	8,252,400	419,445
8.500%, 05/31/29 (MXN)	13,129,200	675,233
Mexico Government International Bonds
3.500%, 02/12/34	200,000	162,487
4.000%, 03/15/2115 (EUR)	100,000	78,749
Netherlands Government Bonds
Zero Coupon, 01/15/29 (144A) (EUR)	450,000	426,855
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	690,000	344,856
3.000%, 04/20/29 (NZD)	1,690,000	961,893
Norway Government Bonds
1.750%, 02/17/27 (144A) (NOK)	4,250,000	378,511
2.000%, 04/26/28 (144A) (NOK)	7,595,000	670,413
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	200,000	191,203
Peru Government International Bonds
2.392%, 01/23/26	125,000	118,860
3.000%, 01/15/34	245,000	198,464
Republic of Italy Government International Bonds
2.375%, 10/17/24	280,000	277,219
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	3,000,000	579,021
3.250%, 07/25/25 (PLN)	1,445,000	352,692
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	536,827
8.875%, 02/28/35 (ZAR)	5,960,000	275,892
Republic of South Africa Government International Bonds
5.750%, 09/30/49	965,000	727,383
Romania Government International Bonds
2.000%, 04/14/33 (144A) (EUR)	120,000	96,386
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	1,120,000	806,053
Spain Government Bonds
1.600%, 04/30/25 (144A) (EUR)	180,000	189,889
1.950%, 07/30/30 (144A) (EUR)	310,000	311,697
Sweden Government Bonds
0.125%, 05/12/31 (SEK)	4,200,000	345,546
Turkiye Government International Bonds
5.250%, 03/13/30	590,000	538,646
Security Description	Principal Amount*	Value

Sovereign—(Continued)
U.K. Gilts
2.750%, 09/07/24 (GBP)	215,000	$270,712
3.250%, 01/31/33 (GBP)	410,000	485,709
4.125%, 01/29/27 (GBP)	585,000	734,773
Uruguay Government International Bonds
8.250%, 05/21/31 (UYU)	9,950,000	235,223
		27,703,526
Total Foreign Government (Cost $32,803,309)		29,552,536

U.S. Treasury & Government Agencies—2.6%
U.S. Treasury — 2.6%
U.S. Treasury Bonds
2.250%, 02/15/52	1,085,000	691,179
3.625%, 05/15/53	1,430,000	1,216,896
4.125%, 08/15/53	260,000	242,115
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27 (d)	1,307,253	1,240,515
U.S. Treasury Notes
3.375%, 05/15/33	1,885,000	1,746,938
3.750%, 06/30/30	650,000	629,180
4.000%, 02/15/34 (b)	680,000	660,025
4.125%, 06/15/26	155,000	153,220
4.500%, 03/31/26	1,220,000	1,213,614
4.625%, 02/28/26 (e)	2,200,000	2,192,094
Total U.S. Treasury & Government Agencies (Cost $10,235,349)		9,985,776

Convertible Bonds—1.9%
Airlines — 0.2%
Southwest Airlines Co.
1.250%, 05/01/25	915,000	915,915
Biotechnology — 0.4%
BioMarin Pharmaceutical, Inc.
1.250%, 05/15/27 (b)	1,580,000	1,508,454
Healthcare-Services — 0.3%
Teladoc Health, Inc.
1.250%, 06/01/27	1,340,000	1,110,454
Internet — 0.1%
Etsy, Inc.
0.125%, 09/01/27	45,000	37,585
0.250%, 06/15/28	95,000	74,712
Spotify USA, Inc.
Zero Coupon, 03/15/26	70,000	66,605
Uber Technologies, Inc.
0.875%, 12/01/28 (144A)	115,000	136,735
Zillow Group, Inc.
1.375%, 09/01/26	10,000	12,056
		327,693
See accompanying notes to financial statements.
BHFTI-335

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value

Leisure Time — 0.2%
Carnival Corp.
5.750%, 12/01/27	410,000	$668,710
Media — 0.7%
DISH Network Corp.
Zero Coupon, 12/15/25	975,000	716,725
3.375%, 08/15/26	2,945,000	1,826,372
		2,543,097
Oil & Gas — 0.0%
Northern Oil & Gas, Inc.
3.625%, 04/15/29	45,000	51,795
Software — 0.0%
Unity Software, Inc.
Zero Coupon, 11/15/26	40,000	34,460
Total Convertible Bonds (Cost $8,880,618)		7,160,578

Floating Rate Loans (f)—0.6%
Aerospace/Defense — 0.0%
TransDigm, Inc.
2023 Term Loan J, 8.595%, 3M TSFR + 3.250%, 02/28/31	14,963	15,009
2024 Term Loan I, 8.085%, 3M TSFR + 2.750%, 08/24/28	20,584	20,646
		35,655
Building Materials — 0.0%
Summit Materials LLC
2023 Incremental Term Loan B, 7.799%, 3M TSFR + 2.500%, 01/12/29	110,000	110,852
Commercial Services — 0.1%
GTCR W Merger Sub LLC
2024 USD Term Loan B, 01/31/31 (g)	45,000	45,119
USD Term Loan B, 8.335%, 3M TSFR + 3.000%, 01/31/31	45,000	45,084
Trans Union LLC
2024 Term Loan B8, 06/11/31 (g)	240,527	240,578
		330,781
Distribution/Wholesale — 0.1%
Resideo Funding, Inc.
2024 M&A Term Loan B, 7.339%, 3M TSFR + 2.000%, 05/21/31	140,000	140,350
2024 Term Loan B, 7.331% - 7.344%, 1M TSFR + 2.000%, 3M TSFR + 2.000%, 02/11/28 (h)	64,833	65,156
		205,506
Entertainment — 0.0%
Cedar Fair LP
2024 Term Loan B, 7.329%, 1M TSFR + 2.000%, 05/01/31	30,000	29,981
Light & Wonder International, Inc.
2024 Term Loan, 8.070%, 1M TSFR + 2.750%, 04/14/29	9,975	10,011
2024 Term Loan B2, 04/14/29 (g)	9,975	10,019
		50,011
Security Description	Principal Amount*/ Shares	Value

Forest Products & Paper — 0.1%
Asplundh Tree Expert LLC
2024 Incremental Term Loan B, 05/23/31 (g)	145,000	$145,065
Healthcare-Services — 0.0%
Star Parent, Inc.
Term Loan B, 9.085%, 3M TSFR + 4.000%, 09/27/30	142,276	142,343
Insurance — 0.0%
HUB International Ltd.
2024 Term Loan B, 8.575% - 8.595%, 3M TSFR + 3.250%, 06/20/30 (h)	34,825	34,939
Truist Insurance Holdings LLC
1st Lien Term Loan, 8.585%, 3M TSFR + 3.250%, 05/06/31	75,000	75,281
		110,220
Internet — 0.0%
Uber Technologies, Inc.
2023 Term Loan B, 8.089%, 3M TSFR + 2.750%, 03/03/30	55,082	55,392
Leisure Time — 0.1%
Carnival Corp.
2024 Term Loan B1, 8.094%, 1M TSFR + 2.750%, 10/18/28	252,228	253,647
2024 Term Loan B2, 8.094%, 1M TSFR + 2.750%, 08/08/27	168,471	169,419
		423,066
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 11/08/30 (g)	41,991	42,070
2024 Term Loan B4, 11/08/30 (g)	49,828	49,935
Hilton Grand Vacations Borrower LLC
2024 1st Lien Term Loan B, 01/17/31 (g)	253,000	253,317
2024 Incremental Term Loan B, 8.095%, 1M TSFR + 2.750%, 01/17/31	134,663	134,887
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 05/24/30 (g)	270,000	270,709
		750,918
Retail — 0.0%
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 01/29/31 (g)	29,372	29,294
Total Floating Rate Loans (Cost $2,380,892)		2,389,103

Municipals—0.1%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $599,841)	600,000	507,457

Convertible Preferred Stocks—0.0%
Pipelines — 0.0%
El Paso Energy Capital Trust I 4.750%, 03/31/28 (Cost $124,908)	2,715	128,528
See accompanying notes to financial statements.
BHFTI-336

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—1.2%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $4,421,523; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $4,508,530	4,419,958	$4,419,958
Total Short-Term Investments (Cost $4,419,958)		4,419,958

Securities Lending Reinvestments (i)—1.0%
Repurchase Agreements—0.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,514	100,000	100,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $173,112; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $176,496	173,035	173,035
		273,035

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class, 5.250% (j)	400,000	400,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (j)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (j)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (j)	600,000	600,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (j)	600,000	600,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (j)	600,000	600,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (j)	400,000	400,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (j)	400,000	400,000
		3,700,000
Total Securities Lending Reinvestments (Cost $3,973,035)		3,973,035
Total Investments—99.7% (Cost $310,023,849)		383,865,302
Other assets and liabilities (net)—0.3%		1,207,857
Net Assets—100.0%		$385,073,159

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $8,332,515 and the collateral received consisted of cash in the amount of $3,973,035 and non-cash collateral with a value of $4,671,034. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $1,115,975.
(f)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(g)	This loan will settle after June 30, 2024, at which time the interest rate will be determined.
(h)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2024.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$42,004,066, which is 10.9% of net assets.

See accompanying notes to financial statements.
BHFTI-337

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$8,772,993	$32,522,815	$6 ,867,177	$67,701,857
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(2,434,435)	$—	$—	$—	$(2,434,435)
Convertible Bond	(1,538,600)	—	—	—	(1,538,600)
Total Borrowings	$(3,973,035)	$—	$—	$—	$(3,973,035)
Gross amount of recognized liabilities for securities lending transactions					$(3,973,035)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	10,226,000	MSC	09/18/24	USD	11,123,740	$(131,357)
GBP	659,000	UBSA	09/18/24	USD	838,132	(4,615)
JPY	816,996,000	MSC	09/18/24	USD	5,315,327	(177,157)

Contracts to Deliver
AUD	2,345,000	HSBCU	09/18/24	USD	1,552,238	(15,246)
BRL	7,100,000	BOA	09/04/24	USD	1,278,703	17,481
CAD	5,339,000	CBNA	09/18/24	USD	3,883,488	(26,287)
COP	5,516,862,000	UBSA	09/18/24	USD	1,382,291	68,997
IDR	12,100,000,000	UBSA	09/18/24	USD	741,872	3,883
KRW	935,594,000	BOA	09/19/24	USD	681,527	(1,200)
MXN	39,479,000	BOA	09/18/24	USD	2,090,622	(41,520)
NZD	660,000	MSC	09/18/24	USD	404,620	2,617
ZAR	14,700,000	BOA	09/18/24	USD	807,338	4,092

Cross Currency Contracts to Buy
EUR	327,718	MSC	09/18/24	NOK	3,786,000	(2,996)
Net Unrealized Depreciation						$(303,308)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	09/19/24	95	USD	11,239,688	$146,655
U.S. Treasury Note 10 Year Futures	09/19/24	73	USD	8,028,859	70,370
U.S. Treasury Note 2 Year Futures	09/30/24	4	USD	816,875	2,450
See accompanying notes to financial statements.
BHFTI-338

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	09/19/24	21	USD	2,632,219	$35,417

Futures Contracts—Short
U.S. Treasury Note 5 Year Futures	09/30/24	(66)	USD	(7,034,156)	(56,202)
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	(74)	USD	(8,401,313)	(88,892)
Net Unrealized Appreciation					$109,798
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$97,070	Unrealized depreciation on forward foreign currency exchange contracts	$400,378
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	254,892	Unrealized depreciation on futures contracts (a) (b)	145,094
Total		$351,962		$545,472

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$21,573	$(21,573)	$—	$—
Morgan Stanley & Co.	2,617	(2,617)	—	—
UBS AG	72,880	(4,615)	—	68,265
	$97,070	$(28,805)	$—	$68,265
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$42,720	$(21,573)	$—	$21,147
Citibank NA	26,287	—	—	26,287
HSBC Bank USA	15,246	—	—	15,246
Morgan Stanley & Co.	311,510	(2,617)	—	308,893
UBS AG	4,615	(4,615)	—	—
	$400,378	$(28,805)	$—	$371,573

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTI-339

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(564,791)	$(564,791)
Futures contracts	(105,769)	—	(105,769)
	$(105,769)	$(564,791)	$(670,560)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(426,614)	$(426,614)
Futures contracts	(590,759)	—	(590,759)
	$(590,759)	$(426,614)	$(1,017,373)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$31,175,868
Futures contracts long	26,263,966
Futures contracts short	(13,048,540)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$6,530,571	$—	$—	$6,530,571
Broadline Retail	13,483,439	—	—	13,483,439
Building Products	3,371,861	—	—	3,371,861
Capital Markets	24,572,776	4,225,483	—	28,798,259
Chemicals	9,841,192	—	—	9,841,192
Commercial Services & Supplies	859,707	—	—	859,707
Consumer Staples Distribution & Retail	8,287,403	—	—	8,287,403
Electrical Equipment	—	4,090,146	—	4,090,146
Electronic Equipment, Instruments & Components	—	4,185,234	—	4,185,234
Financial Services	9,809,193	—	—	9,809,193
Health Care Providers & Services	9,097,930	—	—	9,097,930
Hotels, Restaurants & Leisure	9,062,470	—	—	9,062,470
Interactive Media & Services	12,934,472	—	—	12,934,472
IT Services	8,789,310	6,222,002	—	15,011,312
Life Sciences Tools & Services	19,714,104	—	—	19,714,104
Machinery	12,501,954	10,030,211	—	22,532,165
Oil, Gas & Consumable Fuels	4,156,945	—	—	4,156,945
Semiconductors & Semiconductor Equipment	17,105,343	17,626,026	—	34,731,369
Software	18,052,286	—	—	18,052,286
Specialty Retail	16,172,806	—	—	16,172,806
See accompanying notes to financial statements.
BHFTI-340

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$—	$6,016,130	$—	$6,016,130
Total Common Stocks	204,343,762	52,395,232	—	256,738,994
Total Corporate Bonds & Notes*	—	69,009,337	—	69,009,337
Total Foreign Government*	—	29,552,536	—	29,552,536
Total U.S. Treasury & Government Agencies*	—	9,985,776	—	9,985,776
Total Convertible Bonds*	—	7,160,578	—	7,160,578
Total Floating Rate Loans*	—	2,389,103	—	2,389,103
Total Municipals*	—	507,457	—	507,457
Total Convertible Preferred Stocks*	128,528	—	—	128,528
Total Short-Term Investments*	—	4,419,958	—	4,419,958
Securities Lending Reinvestments
Repurchase Agreements	—	273,035	—	273,035
Mutual Funds	3,700,000	—	—	3,700,000
Total Securities Lending Reinvestments	3,700,000	273,035	—	3,973,035
Total Investments	$208,172,290	$175,693,012	$—	$383,865,302
Collateral for Securities Loaned (Liability)	$—	$(3,973,035)	$—	$(3,973,035)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$97,070	$—	$97,070
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(400,378)	—	(400,378)
Total Forward Contracts	$—	$(303,308)	$—	$(303,308)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$254,892	$—	$—	$254,892
Futures Contracts (Unrealized Depreciation)	(145,094)	—	—	(145,094)
Total Futures Contracts	$109,798	$—	$—	$109,798

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$310,777,866
Gross unrealized appreciation	86,999,320
Gross unrealized (depreciation)	(14,119,704)
Net unrealized appreciation (depreciation)	$72,879,616
See accompanying notes to financial statements.
BHFTI-341

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$383,865,302
Cash	464,172
Cash denominated in foreign currencies (c)	1,365,875
Unrealized appreciation on forward foreign currency exchange contracts	97,070
Receivable for:
Investments sold	5,308,519
Fund shares sold	23,676
Dividends and interest	1,312,982
Prepaid expenses	2,945
Total Assets	392,440,541
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	400,378
Collateral for securities loaned	3,973,035
Payable for:
Investments purchased	1,977,715
Fund shares redeemed	258,499
Foreign taxes	6,642
Variation margin on futures contracts	106,134
Accrued Expenses:
Management fees	216,583
Distribution and service fees	54,292
Deferred trustees’ fees	229,532
Other expenses	144,572
Total Liabilities	7,367,382
Net Assets	$385,073,159
Net Assets Consist of:
Paid in surplus	$296,352,414
Distributable earnings (Accumulated losses) (d)	88,720,745
Net Assets	$385,073,159
Net Assets
Class A	$119,763,534
Class B	265,309,625
Capital Shares Outstanding*
Class A	7,699,437
Class B	17,418,340
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.55
Class B	15.23

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $310,023,849.
(b)	Includes securities loaned at value of $8,332,515.
(c)	Identified cost of cash denominated in foreign currencies was $1,384,420.
(d)	Includes foreign capital gains tax of $6,642.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$1,434,349
Interest (b)	2,978,933
Securities lending income	48,447
Total investment income	4,461,729
Expenses
Management fees	1,341,478
Administration fees	19,158
Custodian and accounting fees	63,595
Distribution and service fees—Class B	330,526
Audit and tax services	37,288
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	13,530
Insurance	1,667
Miscellaneous	14,656
Total expenses	1,880,077
Less management fee waiver	(24,863)
Less broker commission recapture	(593)
Net expenses	1,854,621
Net Investment Income	2,607,108
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	15,834,059
Futures contracts	(105,769)
Foreign currency transactions	(23,133)
Forward foreign currency transactions	(564,791)
Net realized gain (loss)	15,140,366
Net change in unrealized appreciation (depreciation) on:
Investments (c)	13,304,465
Futures contracts	(590,759)
Foreign currency transactions	(40,212)
Forward foreign currency transactions	(426,614)
Net change in unrealized appreciation (depreciation)	12,246,880
Net realized and unrealized gain (loss)	27,387,246
Net Increase (Decrease) in Net Assets From Operations	$29,994,354

(a)	Net of foreign withholding taxes of $62,505.
(b)	Net of foreign withholding taxes of $6,534.
(c)	Includes change in foreign capital gains tax of $2,849.
See accompanying notes to financial statements.
BHFTI-342

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,607,108	$4,932,832
Net realized gain (loss)	15,140,366	16,406,967
Net change in unrealized appreciation (depreciation)	12,246,880	53,278,278
Increase (decrease) in net assets from operations	29,994,354	74,618,077
From Distributions to Shareholders
Class A	(6,930,540)	(4,441,974)
Class B	(15,045,131)	(10,232,955)
Total distributions	(21,975,671)	(14,674,929)
Increase (decrease) in net assets from capital share transactions	(7,552,221)	(34,061,561)
Total increase (decrease) in net assets	466,462	25,881,587
Net Assets
Beginning of period	384,606,697	358,725,110
End of period	$385,073,159	$384,606,697

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	37,817	$601,693	93,634	$1,299,695
Reinvestments	446,268	6,930,540	318,649	4,441,974
Redemptions	(553,025)	(8,770,552)	(1,161,240)	(16,217,639)
Net increase (decrease)	(68,940)	$(1,238,319)	(748,957)	$(10,475,970)
Class B
Sales	259,452	$4,041,198	588,578	$8,074,128
Reinvestments	989,161	15,045,131	748,570	10,232,955
Redemptions	(1,636,829)	(25,400,231)	(3,053,282)	(41,892,674)
Net increase (decrease)	(388,216)	$(6,313,902)	(1,716,134)	$(23,585,591)
Increase (decrease) derived from capital shares transactions		$(7,552,221)		$(34,061,561)
See accompanying notes to financial statements.
BHFTI-343

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.26	$12.95	$19.79	$19.30	$18.14	$15.81
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.21	0.18	0.12	0.18	0.25
Net realized and unrealized gain (loss)	1.12	2.65	(4.79)	2.54	2.32	3.96
Total income (loss) from investment operations	1.24	2.86	(4.61)	2.66	2.50	4.21
Less Distributions
Distributions from net investment income	(0.18)	0.00	0.00	(0.21)	(0.17)	(0.32)
Distributions from net realized capital gains	(0.77)	(0.55)	(2.23)	(1.96)	(1.17)	(1.56)
Total distributions	(0.95)	(0.55)	(2.23)	(2.17)	(1.34)	(1.88)
Net Asset Value, End of Period	$15.55	$15.26	$12.95	$19.79	$19.30	$18.14
Total Return (%) (b)	8.13 (c)	22.51	(23.12)	14.57	15.11	27.86
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (d)	0.81	0.79	0.78	0.79	0.78
Net ratio of expenses to average net assets (%) (e)	0.80 (d)	0.79	0.78	0.77	0.78	0.78
Ratio of net investment income (loss) to average net assets (%)	1.53 (d)	1.51	1.19	0.60	1.00	1.45
Portfolio turnover rate (%)	11 (c)	20	26	46	43	27
Net assets, end of period (in millions)	$119.8	$118.5	$110.3	$161.4	$157.3	$153.3

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.94	$12.72	$19.53	$19.08	$17.95	$15.65
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.17	0.14	0.07	0.13	0.21
Net realized and unrealized gain (loss)	1.10	2.60	(4.72)	2.51	2.29	3.92
Total income (loss) from investment operations	1.20	2.77	(4.58)	2.58	2.42	4.13
Less Distributions
Distributions from net investment income	(0.14)	0.00	0.00	(0.17)	(0.12)	(0.27)
Distributions from net realized capital gains	(0.77)	(0.55)	(2.23)	(1.96)	(1.17)	(1.56)
Total distributions	(0.91)	(0.55)	(2.23)	(2.13)	(1.29)	(1.83)
Net Asset Value, End of Period	$15.23	$14.94	$12.72	$19.53	$19.08	$17.95
Total Return (%) (b)	8.04 (c)	22.20	(23.30)	14.26	14.79	27.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06 (d)	1.06	1.04	1.03	1.04	1.03
Net ratio of expenses to average net assets (%) (e)	1.05 (d)	1.04	1.03	1.02	1.03	1.03
Ratio of net investment income (loss) to average net assets (%)	1.28 (d)	1.26	0.95	0.36	0.75	1.20
Portfolio turnover rate (%)	11 (c)	20	26	46	43	27
Net assets, end of period (in millions)	$265.3	$266.1	$248.4	$348.0	$328.3	$309.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-344

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.9%
Boeing Co. (a) (b)	847,051	$154,171,753
Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.	337,646	42,134,844
Automobiles — 5.9%
Tesla, Inc. (a)	930,599	184,146,930
Beverages — 2.2%
Monster Beverage Corp. (a)	1,407,431	70,301,178
Biotechnology — 4.9%
GRAIL, Inc. (a) (b)	42,087	646,875
Regeneron Pharmaceuticals, Inc. (a)	66,616	70,015,415
Vertex Pharmaceuticals, Inc. (a)	179,120	83,957,126
		154,619,416
Broadline Retail — 6.6%
Alibaba Group Holding Ltd. (ADR) (b)	279,627	20,133,144
Amazon.com, Inc. (a)	968,066	187,078,754
		207,211,898
Capital Markets — 2.2%
FactSet Research Systems, Inc. (b)	88,965	36,321,741
SEI Investments Co.	506,780	32,783,598
		69,105,339
Entertainment — 7.9%
Netflix, Inc. (a) (b)	239,771	161,816,652
Walt Disney Co.	858,117	85,202,437
		247,019,089
Financial Services — 6.4%
Block, Inc. (a)	429,040	27,668,790
PayPal Holdings, Inc. (a)	389,284	22,590,150
Visa, Inc. - Class A (b)	565,908	148,533,873
		198,792,813
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc. (a)	103,082	45,856,028
Hotels, Restaurants & Leisure — 2.7%
Starbucks Corp.	570,340	44,400,969
Yum China Holdings, Inc.	273,410	8,431,964
Yum! Brands, Inc. (b)	233,669	30,951,796
		83,784,729
Interactive Media & Services — 14.2%
Alphabet, Inc. - Class A	938,320	170,914,988
Alphabet, Inc. - Class C	245,941	45,110,498
Meta Platforms, Inc. - Class A	452,252	228,034,504
		444,059,990
IT Services — 1.8%
Shopify, Inc. - Class A (a)	830,318	54,842,504
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services — 2.2%
Illumina, Inc. (a)	250,887	$26,187,585
Thermo Fisher Scientific, Inc.	78,823	43,589,119
		69,776,704
Machinery — 0.5%
Deere & Co.	41,637	15,556,832
Pharmaceuticals — 4.3%
Novartis AG (ADR) (b)	337,669	35,948,242
Novo Nordisk AS (ADR)	507,501	72,440,693
Roche Holding AG (ADR) (b)	768,130	26,631,067
		135,020,002
Semiconductors & Semiconductor Equipment — 12.0%
NVIDIA Corp.	2,511,587	310,281,458
QUALCOMM, Inc.	326,853	65,102,581
		375,384,039
Software — 16.1%
Autodesk, Inc. (a)	340,515	84,260,437
Microsoft Corp.	363,432	162,435,932
Oracle Corp.	1,023,893	144,573,692
Salesforce, Inc.	341,865	87,893,491
Workday, Inc. - Class A (a)	118,650	26,525,394
		505,688,946
Total Common Stocks (Cost $1,884,403,904)		3,057,473,034

Short-Term Investments—2.5%
Repurchase Agreement—2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $77,167,156; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $78,682,825	77,139,835	77,139,835
Total Short-Term Investments (Cost $77,139,836)		77,139,835

Securities Lending Reinvestments (c)—7.8%
Certificates of Deposit—0.4%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (d)	2,000,000	2,001,066
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (d)	1,000,000	1,000,000
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (d)	2,000,000	2,000,564
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (d)	4,000,000	4,000,009
Nordea Bank Abp
5.540%, SOFR + 0.200%, 10/21/24 (d)	1,000,000	1,000,218
See accompanying notes to financial statements.
BHFTI-345

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	2,000,000	$2,001,544
		12,003,401
Commercial Paper—0.0%
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (d)	1,000,000	1,000,192
Repurchase Agreements—6.3%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $3,001,365; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $3,179,935	3,000,000	3,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $30,013,625; collateralized by various Common Stock with an aggregate market value of $33,454,132	30,000,000	30,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $8,003,653; collateralized by various Common Stock with an aggregate market value of $8,921,102	8,000,000	8,000,000
Barclays Bank PLC
Repurchase Agreement dated 06/28/24 at 5.670%, due on 10/01/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,144,143	10,000,000	10,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $20,008,833; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/35 - 05/15/53, and an aggregate market value of $20,400,000	20,000,000	20,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $10,201,766; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $10,401,190	10,197,245	10,197,245
National Bank Financial, Inc.
Repurchase Agreement dated 06/28/24 at 5.340%, due on 07/01/24 with a maturity value of $20,008,900; collateralized by U.S. Treasury Obligations with rates ranging from 2.375% - 4.875%, maturity dates ranging from 01/15/25 - 04/30/26, and an aggregate market value of $20,411,193	20,000,000	20,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $5,405,723; collateralized by various Common Stock with an aggregate market value of $6,023,617	5,400,000	5,400,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,346,502	3,000,000	3,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $38,817,751; collateralized by various Common Stock with an aggregate market value of $43,281,568	38,800,000	$38,800,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $4,021,739; collateralized by various Common Stock with an aggregate market value of $4,445,135	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $8,003,613; collateralized by various Common Stock with an aggregate market value of $8,905,019	8,000,000	8,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,378	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $37,016,712; collateralized by various Common Stock with an aggregate market value of $40,718,383	37,000,000	37,000,000
		197,497,245
Time Deposits—0.4%
First Abu Dhabi Bank USA NV
5.320%, 07/01/24	10,000,000	10,000,000
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (d)	2,000,000	2,000,000
		12,000,000

Mutual Funds—0.7%
AB Government Money Market, Institutional Class, 5.220% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (e)	10,000,000	10,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (e)	1	1
HSBC U.S. Government Money Market Fund, Class I, 5.210% (e)	3,648,081	3,648,081
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (e)	5,000,000	5,000,000
See accompanying notes to financial statements.
BHFTI-346

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (e)	2,599,583	$2,599,583
		23,247,665
Total Securities Lending Reinvestments (Cost $245,744,911)		245,748,503
Total Investments—107.9% (Cost $2,207,288,651)		3,380,361,372
Other assets and liabilities (net)—(7.9)%		(248,328,976)
Net Assets—100.0%		$3,132,032,396

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $304,045,839 and the collateral received consisted of cash in the amount of $245,744,910 and non-cash collateral with a value of $68,824,162. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$140,811,233	$0	$505,247,221
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(245,744,910)	$—	$—	$—	$(245,744,910)
Gross amount of recognized liabilities for securities lending transactions					$(245,744,910)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,057,473,034	$—	$—	$3,057,473,034
Total Short-Term Investments*	—	77,139,835	—	77,139,835
Securities Lending Reinvestments
Certificates of Deposit	—	12,003,401	—	12,003,401
Commercial Paper	—	1,000,192	—	1,000,192
Repurchase Agreements	—	197,497,245	—	197,497,245
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	23,247,665	—	—	23,247,665
Total Securities Lending Reinvestments	23,247,665	222,500,838	—	245,748,503
Total Investments	$3,080,720,699	$299,640,673	$—	$3,380,361,372
Collateral for Securities Loaned (Liability)	$—	$(245,744,910)	$—	$(245,744,910)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-347

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,241,814,147
Gross unrealized appreciation	1,322,245,511
Gross unrealized (depreciation)	(183,698,286)
Net unrealized appreciation (depreciation)	$1,138,547,225
See accompanying notes to financial statements.
BHFTI-348

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$3,380,361,372
Receivable for:
Fund shares sold	31,113
Dividends and interest	3,208,199
Prepaid expenses	23,407
Total Assets	3,383,624,091
Liabilities
Collateral for securities loaned	245,744,910
Payable for:
Fund shares redeemed	3,818,582
Accrued Expenses:
Management fees	1,359,858
Distribution and service fees	183,369
Deferred trustees’ fees	251,037
Other expenses	233,939
Total Liabilities	251,591,695
Net Assets	$3,132,032,396
Net Assets Consist of:
Paid in surplus	$1,751,182,231
Distributable earnings (Accumulated losses)	1,380,850,165
Net Assets	$3,132,032,396
Net Assets
Class A	$2,217,109,059
Class B	884,927,266
Class E	29,996,071
Capital Shares Outstanding*
Class A	132,256,905
Class B	56,563,369
Class E	1,865,517
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.76
Class B	15.64
Class E	16.08

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,207,288,651.
(b)	Includes securities loaned at value of $304,045,839.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$8,389,055
Interest	1,419,137
Securities lending income	167,075
Total investment income	9,975,267
Expenses
Management fees	8,504,068
Administration fees	63,400
Custodian and accounting fees	70,241
Distribution and service fees—Class B	1,082,254
Distribution and service fees—Class E	22,137
Audit and tax services	24,379
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	51,089
Insurance	13,463
Miscellaneous	12,888
Total expenses	9,902,098
Less management fee waiver	(328,486)
Less broker commission recapture	(21,124)
Net expenses	9,552,488
Net Investment Income	422,779
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	242,583,451
Net change in unrealized appreciation (depreciation) on:
Investments	240,543,579
Foreign currency transactions	(447)
Net change in unrealized appreciation (depreciation)	240,543,132
Net realized and unrealized gain (loss)	483,126,583
Net Increase (Decrease) in Net Assets From Operations	$483,549,362

(a)	Net of foreign withholding taxes of $437,985.
See accompanying notes to financial statements.
BHFTI-349

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$422,779	$(4,310,050)
Net realized gain (loss)	242,583,451	228,781,953
Net change in unrealized appreciation (depreciation)	240,543,132	945,624,508
Increase (decrease) in net assets from operations	483,549,362	1,170,096,411
From Distributions to Shareholders
Class A	(171,264,345)	(118,046,333)
Class B	(72,562,040)	(49,926,030)
Class E	(2,413,736)	(1,618,904)
Total distributions	(246,240,121)	(169,591,267)
Increase (decrease) in net assets from capital share transactions	(87,158,455)	(483,464,310)
Total increase (decrease) in net assets	150,150,786	517,040,834
Net Assets
Beginning of period	2,981,881,610	2,464,840,776
End of period	$3,132,032,396	$2,981,881,610

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	638,073	$10,698,399	1,882,173	$26,148,411
Reinvestments	10,323,348	171,264,345	8,372,080	118,046,333
Redemptions	(14,400,513)	(241,325,098)	(36,459,839)	(498,944,840)
Net increase (decrease)	(3,439,092)	$(59,362,354)	(26,205,586)	$(354,750,096)
Class B
Sales	670,808	$10,438,302	1,589,354	$20,658,934
Reinvestments	4,687,470	72,562,040	3,762,323	49,926,030
Redemptions	(6,935,835)	(109,332,114)	(15,364,036)	(197,529,335)
Net increase (decrease)	(1,577,557)	$(26,331,772)	(10,012,359)	$(126,944,371)
Class E
Sales	27,277	$440,906	83,152	$1,076,424
Reinvestments	151,712	2,413,736	119,125	1,618,904
Redemptions	(268,497)	(4,318,971)	(341,005)	(4,465,171)
Net increase (decrease)	(89,508)	$(1,464,329)	(138,728)	$(1,769,843)
Increase (decrease) derived from capital shares transactions		$(87,158,455)		$(483,464,310)
See accompanying notes to financial statements.
BHFTI-350

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.51	$10.79	$16.59	$14.45	$17.14	$16.26
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	(0.01)	0.01	0.00 (b)	0.04	0.14
Net realized and unrealized gain (loss)	2.63	5.55	(4.65)	2.66	4.01	3.37
Total income (loss) from investment operations	2.64	5.54	(4.64)	2.66	4.05	3.51
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	(0.03)	(0.16)	(0.19)
Distributions from net realized capital gains	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)	(2.44)
Total distributions	(1.39)	(0.82)	(1.16)	(0.52)	(6.74)	(2.63)
Net Asset Value, End of Period	$16.76	$15.51	$10.79	$16.59	$14.45	$17.14
Total Return (%) (c)	17.08 (d)	52.06	(27.86)	18.66	32.54	23.83
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (e)	0.58	0.58	0.57	0.59	0.59
Net ratio of expenses to average net assets (%) (f)	0.55 (e)	0.57	0.57	0.56	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	0.10 (e)	(0.08)	0.05	0.02	0.28	0.86
Portfolio turnover rate (%)	5 (d)	5	19	24 (g)	18	100
Net assets, end of period (in millions)	$2,217.1	$2,105.2	$1,747.7	$2,526.1	$1,901.7	$1,747.2

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.58	$10.20	$15.80	$13.80	$16.64	$15.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.04)	(0.02)	(0.03)	0.00 (b)	0.10
Net realized and unrealized gain (loss)	2.46	5.24	(4.42)	2.52	3.85	3.28
Total income (loss) from investment operations	2.45	5.20	(4.44)	2.49	3.85	3.38
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.11)	(0.14)
Distributions from net realized capital gains	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)	(2.44)
Total distributions	(1.39)	(0.82)	(1.16)	(0.49)	(6.69)	(2.58)
Net Asset Value, End of Period	$15.64	$14.58	$10.20	$15.80	$13.80	$16.64
Total Return (%) (c)	16.87 (d)	51.73	(28.00)	18.27	32.23	23.57
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (e)	0.83	0.83	0.82	0.84	0.84
Net ratio of expenses to average net assets (%) (f)	0.80 (e)	0.82	0.82	0.81	0.82	0.82
Ratio of net investment income (loss) to average net assets (%)	(0.15) (e)	(0.33)	(0.20)	(0.21)	0.03	0.60
Portfolio turnover rate (%)	5 (d)	5	19	24 (g)	18	100
Net assets, end of period (in millions)	$884.9	$847.5	$695.3	$1,034.6	$943.3	$912.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-351

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.94	$10.43	$16.11	$14.05	$16.84	$16.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	(0.03)	(0.01)	(0.01)	0.02	0.12
Net realized and unrealized gain (loss)	2.53	5.36	(4.51)	2.57	3.90	3.31
Total income (loss) from investment operations	2.53	5.33	(4.52)	2.56	3.92	3.43
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	(0.01)	(0.13)	(0.16)
Distributions from net realized capital gains	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)	(2.44)
Total distributions	(1.39)	(0.82)	(1.16)	(0.50)	(6.71)	(2.60)
Net Asset Value, End of Period	$16.08	$14.94	$10.43	$16.11	$14.05	$16.84
Total Return (%) (c)	17.00 (d)	51.84	(27.95)	18.46	32.30	23.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73 (e)	0.73	0.73	0.72	0.74	0.74
Net ratio of expenses to average net assets (%) (f)	0.70 (e)	0.72	0.72	0.71	0.72	0.72
Ratio of net investment income (loss) to average net assets (%)	(0.05) (e)	(0.23)	(0.10)	(0.10)	0.12	0.70
Portfolio turnover rate (%)	5 (d)	5	19	24 (g)	18	100
Net assets, end of period (in millions)	$30.0	$29.2	$21.8	$34.8	$35.5	$33.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2021.
See accompanying notes to financial statements.
BHFTI-352

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—74.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies — 74.8%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	54,461,955	$498,326,883
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	3,603,439	60,321,563
MetLife MSCI EAFE Index Portfolio (Class A) (a)	9,216,141	138,334,277
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,180,725	36,788,835
MetLife Stock Index Portfolio (Class A) (a)	3,195,015	207,100,892
Total Mutual Funds (Cost $976,247,297)		940,872,450

Short-Term Investments—25.5%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $15,269; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $15,719	15,264	15,264
U.S. Treasury—25.5%
U.S. Treasury Bills
5.068%, 07/23/24 (b)	1,900,000	1,893,904
5.103%, 07/23/24 (b)	3,990,000	3,977,199
5.114%, 07/23/24 (b)	180,000	179,423
5.116%, 07/23/24 (b)	1,510,000	1,505,155
5.128%, 07/23/24 (b)	3,600,000	3,588,450
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
5.130%, 07/23/24 (b)	6,195,000	$6,175,124
5.131%, 07/23/24 (b) (c) (d)	125,900,000	125,496,071
5.136%, 07/23/24 (b)	2,620,000	2,611,594
5.257%, 08/20/24 (b)	177,100,000	175,809,262
		321,236,182
Total Short-Term Investments (Cost $321,248,772)		321,251,446
Total Investments—100.3% (Cost $1,297,496,069)		1,262,123,896
Other assets and liabilities (net)—(0.3)%		(3,799,301)
Net Assets—100.0%		$1,258,324,595

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See below for a summary of transactions in affiliated issuers).
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2024, the market value of securities pledged was $16,945,458.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $20,932,625.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
MetLife Aggregate Bond Index Portfolio (Class A)	$500,723,775	$17,355,787	$(202,480)	$(42,459)	$(19,507,740)	$498,326,883
MetLife Mid Cap Stock Index Portfolio (Class A)	62,951,383	3,938,984	(6,345,875)	(274,724)	51,795	60,321,563
MetLife MSCI EAFE Index Portfolio (Class A)	143,888,386	5,662,691	(13,014,585)	3,660,857	(1,863,072)	138,334,277
MetLife Russell 2000 Index Portfolio (Class A)	38,652,957	1,804,449	(2,480,629)	(106,145)	(1,081,797)	36,788,835
MetLife Stock Index Portfolio (Class A)	208,048,469	15,092,965	(30,390,506)	9,369,385	4,980,579	207,100,892
	$954,264,970	$43,854,876	$(52,434,075)	$12,606,914	$(17,420,235)	$940,872,450

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
MetLife Aggregate Bond Index Portfolio (Class A)	$—	$15,309,797	54,461,955
MetLife Mid Cap Stock Index Portfolio (Class A)	3,126,926	812,057	3,603,439
MetLife MSCI EAFE Index Portfolio (Class A)	1,282,954	4,379,738	9,216,141
MetLife Russell 2000 Index Portfolio (Class A)	1,256,892	547,557	2,180,725
MetLife Stock Index Portfolio (Class A)	12,543,580	2,549,385	3,195,015
	$18,210,352	$23,598,534
See accompanying notes to financial statements.
BHFTI-353

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$43,854,875	$0	$52,434,075
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	09/20/24	1,225	USD	143,521,000	$622,202
Russell 2000 Index E-Mini Futures	09/20/24	352	USD	36,344,000	619,719
S&P 500 Index E-Mini Future	09/20/24	798	USD	220,307,850	677,626
S&P Midcap 400 Index E-Mini Futures	09/20/24	207	USD	61,232,670	586,112
Net Unrealized Appreciation					$2,505,659
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.710%	Annually	04/24/34	USD	59,000,000	$(1,182,136)	$(5,767)	$(1,176,369)
Pay	12M SOFR	Annually	3.720%	Annually	06/14/34	USD	59,000,000	(1,139,355)	725	(1,140,080)
Pay	12M SOFR	Annually	3.840%	Annually	03/15/34	USD	59,000,000	(544,599)	725	(545,324)
Pay	12M SOFR	Annually	3.880%	Annually	05/15/34	USD	59,000,000	(372,331)	(20,407)	(351,924)
Pay	12M SOFR	Annually	3.950%	Annually	08/17/34	USD	59,000,000	91,249	(963,443)	1,054,692
Pay	12M SOFR	Annually	4.250%	Annually	07/18/34	USD	59,000,000	1,464,138	728	1,463,410
Totals								$(1,683,034)	$(987,439)	$(695,595)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$2,505,659
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b)	2,518,102	Unrealized depreciation on centrally cleared swap contracts (b)	$3,213,697
Total		$5,023,761		$3,213,697

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-354

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$—	$48,013,055	$48,013,055
Swap contracts	(1,886,663)	—	(1,886,663)
	$(1,886,663)	$48,013,055	$46,126,392

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$—	$(19,872,408)	$(19,872,408)
Swap contracts	(15,559,549)	—	(15,559,549)
	$(15,559,549)	$(19,872,408)	$(35,431,957)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$445,287,350
Swap contracts	354,000,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$940,872,450	$—	$—	$940,872,450
Total Short-Term Investments*	—	321,251,446	—	321,251,446
Total Investments	$940,872,450	$321,251,446	$—	$1,262,123,896
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,505,659	$—	$—	$2,505,659
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,518,102	$—	$2,518,102
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,213,697)	—	(3,213,697)
Total Centrally Cleared Swap Contracts	$—	$(695,595)	$—	$(695,595)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,330,366,947
Gross unrealized appreciation	65,487,072
Gross unrealized (depreciation)	(131,920,059)
Net unrealized appreciation (depreciation)	$(66,432,987)
See accompanying notes to financial statements.
BHFTI-355

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$321,251,446
Affiliated investments at value (b)	940,872,450
Receivable for:
Affiliated investments sold	712,965
Fund shares sold	44,584
Interest	5
Prepaid expenses	2,477
Total Assets	1,262,883,927
Liabilities
Payable for:
Fund shares redeemed	839,419
Variation margin on futures contracts	624,933
Variation margin on centrally cleared swap contracts	2,406,506
Accrued Expenses:
Management fees	181,494
Distribution and service fees	259,613
Deferred trustees’ fees	174,486
Other expenses	72,881
Total Liabilities	4,559,332
Net Assets	$1,258,324,595
Net Assets Consist of:
Paid in surplus	$1,362,720,439
Distributable earnings (Accumulated losses)	(104,395,844)
Net Assets	$1,258,324,595
Net Assets
Class B	$1,258,324,595
Capital Shares Outstanding*
Class B	120,439,210
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.45

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $321,248,772.
(b)	Identified cost of affiliated investments was $976,247,297.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from affiliated investments	$23,598,534
Interest	8,539,368
Total investment income	32,137,902
Expenses
Management fees	1,101,396
Administration fees	27,099
Custodian and accounting fees	23,720
Distribution and service fees—Class B	1,575,766
Audit and tax services	25,304
Legal	22,515
Trustees’ fees and expenses	35,665
Shareholder reporting	4,348
Insurance	1,433
Miscellaneous	9,724
Total expenses	2,826,970
Net Investment Income	29,310,932
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	62
Affiliated investments	12,606,914
Capital gain distributions from affiliated investments	18,210,352
Futures contracts	48,013,055
Swap contracts	(1,886,663)
Net realized gain (loss)	76,943,720
Net change in unrealized appreciation (depreciation) on:
Investments	(47,105)
Affiliated investments	(17,420,235)
Futures contracts	(19,872,408)
Swap contracts	(15,559,549)
Net change in unrealized appreciation (depreciation)	(52,899,297)
Net realized and unrealized gain (loss)	24,044,423
Net Increase (Decrease) in Net Assets From Operations	$53,355,355
See accompanying notes to financial statements.
BHFTI-356

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$29,310,932	$33,001,565
Net realized gain (loss)	76,943,720	6,498,051
Net change in unrealized appreciation (depreciation)	(52,899,297)	123,470,660
Increase (decrease) in net assets from operations	53,355,355	162,970,276
From Distributions to Shareholders
Class B	(29,740,090)	(29,237,376)
Total distributions	(29,740,090)	(29,237,376)
Increase (decrease) in net assets from capital share transactions	(54,860,034)	(126,145,609)
Total increase (decrease) in net assets	(31,244,769)	7,587,291
Net Assets
Beginning of period	1,289,569,364	1,281,982,073
End of period	$1,258,324,595	$1,289,569,364

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	1,061,953	$10,933,897	2,378,252	$22,924,234
Reinvestments	2,832,390	29,740,090	3,023,514	29,237,376
Redemptions	(9,196,440)	(95,534,021)	(18,643,619)	(178,307,219)
Net increase (decrease)	(5,302,097)	$(54,860,034)	(13,241,853)	$(126,145,609)
Increase (decrease) derived from capital shares transactions		$(54,860,034)		$(126,145,609)
See accompanying notes to financial statements.
BHFTI-357

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.26	$9.22	$13.24	$12.76	$13.47	$11.31
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.25	0.18	0.14	0.21	0.26
Net realized and unrealized gain (loss)	0.20	1.01	(2.95)	1.07	0.52	2.17
Total income (loss) from investment operations	0.44	1.26	(2.77)	1.21	0.73	2.43
Less Distributions
Distributions from net investment income	(0.25)	(0.22)	(0.20)	(0.24)	(0.29)	(0.27)
Distributions from net realized capital gains	0.00	0.00	(1.05)	(0.49)	(1.15)	0.00
Total distributions	(0.25)	(0.22)	(1.25)	(0.73)	(1.44)	(0.27)
Net Asset Value, End of Period	$10.45	$10.26	$9.22	$13.24	$12.76	$13.47
Total Return (%) (b)	4.29 (c)	13.82	(21.09)	9.72	6.56	21.71
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.45 (e)	0.44	0.43	0.43	0.43	0.43
Ratio of net investment income (loss) to average net assets (%) (f)	2.77 (e)(g)	2.60	1.76	1.10	1.68	2.08
Portfolio turnover rate (%)	5 (c)	5	7	7	7	7
Net assets, end of period (in millions)	$1,258.3	$1,289.6	$1,282.0	$1,818.9	$1,885.9	$1,947.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTI-358

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia — 4.3%
APA Group	716,687	$3,808,000
Aristocrat Leisure Ltd.	363,684	12,024,920
CAR Group Ltd.	223,756	5,238,862
Glencore PLC	3,125,102	17,818,648
Macquarie Group Ltd.	97,242	13,263,686
SEEK Ltd.	210,143	2,978,358
Woodside Energy Group Ltd.	459,401	8,663,069
		63,795,543
Canada — 1.9%
Constellation Software, Inc.	6,492	18,705,957
RB Global, Inc. (a)	120,139	9,162,899
		27,868,856
China — 1.3%
China Resources Gas Group Ltd.	1,280,224	4,486,173
NXP Semiconductors NV	40,766	10,969,723
Yum China Holdings, Inc.	116,132	3,581,511
		19,037,407
Denmark — 4.6%
Novo Nordisk AS - Class B	421,230	60,175,303
Novonesis (Novozymes) B - B Shares	141,027	8,622,734
		68,798,037
France — 8.1%
BNP Paribas SA	332,408	21,300,695
Capgemini SE	18,796	3,722,951
Cie Generale des Etablissements Michelin SCA	263,638	10,172,454
Legrand SA	166,557	16,597,948
LVMH Moet Hennessy Louis Vuitton SE	44,695	34,323,583
Thales SA	61,510	9,883,690
TotalEnergies SE	377,862	25,184,153
		121,185,474
Germany — 5.7%
E.ON SE	626,455	8,209,887
GEA Group AG	379,448	15,777,553
LEG Immobilien SE	204,308	16,682,920
Merck KGaA	99,921	16,557,399
MTU Aero Engines AG	54,345	13,894,752
Symrise AG	112,078	13,720,127
		84,842,638
Greece — 0.3%
Hellenic Telecommunications Organization SA	332,004	4,779,598
Hong Kong — 2.8%
AIA Group Ltd.	2,434,228	16,506,378
CLP Holdings Ltd.	623,500	5,042,080
Hong Kong Exchanges & Clearing Ltd.	287,100	9,147,541
Techtronic Industries Co. Ltd.	1,030,500	11,767,044
		42,463,043
Security Description	Shares	Value
India — 1.5%
HDFC Bank Ltd.	684,680	$13,840,771
Reliance Industries Ltd.	234,510	8,771,679
		22,612,450
Ireland — 0.9%
Bank of Ireland Group PLC	1,236,550	12,881,972
Italy — 1.4%
Eni SpA	840,997	12,951,496
Ryanair Holdings PLC (ADR) (a)	76,413	8,897,530
		21,849,026
Japan — 19.3%
Bridgestone Corp. (a)	222,700	8,777,456
Chugai Pharmaceutical Co. Ltd. (a)	262,000	9,352,564
Daikin Industries Ltd.	100,300	13,855,686
Denso Corp.	865,300	13,504,774
Fujitsu Ltd.	578,700	9,092,462
Hitachi Ltd.	1,827,500	41,194,532
Kao Corp. (a)	265,900	10,803,985
KDDI Corp.	296,200	7,849,369
Kirin Holdings Co. Ltd. (a)	587,500	7,578,305
Kyowa Kirin Co. Ltd. (a)	92,900	1,588,280
Mitsubishi Electric Corp.	987,700	15,789,233
Mitsubishi UFJ Financial Group, Inc.	1,579,800	17,044,321
Mitsui & Co. Ltd.	611,200	13,942,472
Nitto Denko Corp.	97,000	7,689,748
Nomura Research Institute Ltd. (a)	375,800	10,609,020
Olympus Corp.	569,400	9,160,453
Persol Holdings Co. Ltd.	2,297,900	3,192,885
Renesas Electronics Corp.	758,400	14,319,374
Santen Pharmaceutical Co. Ltd.	336,000	3,429,677
Secom Co. Ltd.	56,300	3,336,152
Seven & i Holdings Co. Ltd. (a)	427,500	5,206,734
Shin-Etsu Chemical Co. Ltd.	259,500	10,093,557
SMC Corp.	35,500	16,949,215
SoftBank Group Corp.	147,300	9,603,234
Terumo Corp.	279,500	4,640,324
Toyota Industries Corp.	149,000	12,613,606
Yamaha Corp.	139,000	3,263,573
ZOZO, Inc. (a)	183,400	4,601,004
		289,081,995
Macau — 0.2%
Sands China Ltd. (b)	1,654,000	3,445,870
Netherlands — 5.2%
Akzo Nobel NV	135,523	8,240,086
ASML Holding NV	20,222	20,862,989
Euronext NV	259,676	23,972,910
Heineken NV	116,761	11,270,245
Wolters Kluwer NV	79,283	13,106,364
		77,452,594
Portugal — 1.2%
Galp Energia SGPS SA	875,556	18,498,000
See accompanying notes to financial statements.
BHFTI-359

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — 0.7%
DBS Group Holdings Ltd.	431,130	$11,360,568
South Korea — 0.8%
Samsung Electronics Co. Ltd.	207,634	12,201,777
Spain — 2.8%
Amadeus IT Group SA	266,948	17,764,233
Cellnex Telecom SA (b)	233,911	7,591,414
Iberdrola SA	1,261,083	16,359,401
		41,715,048
Switzerland — 5.4%
Cie Financiere Richemont SA - Class A	115,375	18,006,434
Julius Baer Group Ltd.	276,340	15,429,322
Sika AG	47,516	13,526,011
UBS Group AG	555,023	16,246,399
Zurich Insurance Group AG	32,067	17,059,974
		80,268,140
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	686,468	20,416,594
Thailand — 0.5%
Advanced Info Service PCL	1,250,900	7,120,157
United Kingdom — 9.8%
Beazley PLC	1,866,523	16,720,653
British American Tobacco PLC	509,081	15,649,217
Burberry Group PLC	257,226	2,856,231
ConvaTec Group PLC	2,987,355	8,870,063
Croda International PLC	173,130	8,602,147
Diageo PLC	585,896	18,432,509
Flutter Entertainment PLC (b)	22,995	4,174,206
Hiscox Ltd.	645,565	9,378,365
London Stock Exchange Group PLC	155,547	18,438,050
NatWest Group PLC	7,248,395	28,432,026
Weir Group PLC	328,748	8,200,818
Whitbread PLC	180,421	6,753,792
		146,508,077
United States — 18.3%
Aon PLC - Class A	58,265	17,105,439
Cadence Design Systems, Inc. (b)	52,982	16,305,210
CSL Ltd.	86,627	16,987,413
Linde PLC	108,732	47,712,689
Nestle SA	330,482	33,734,788
NIKE, Inc. - Class B	37,274	2,809,341
Qiagen NV (b)	323,053	13,338,409
Roche Holding AG	136,392	37,850,747
Sanofi SA	122,195	11,745,545
Schneider Electric SE	220,975	52,725,473
Visa, Inc. - Class A (a)	59,017	15,490,192
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Willis Towers Watson PLC	27,440	$7,193,122
		272,998,368
Total Common Stocks (Cost $1,138,118,790)		1,471,181,232

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	9,715	0

Short-Term Investments—1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24 with a maturity value of $17,375,023; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $17,716,448	17,368,872	17,368,872
Total Short-Term Investments (Cost $17,368,872)		17,368,872

Securities Lending Reinvestments (c)—1.0%
Repurchase Agreements — 0.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,230,275	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $700,320; collateralized by various Common Stock with an aggregate market value of $780,596	700,000	700,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $3,366,780; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $3,432,594	3,365,288	3,365,288
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,497	1,000,000	1,000,000
		7,065,288

Mutual Funds — 0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (d)	800,000	800,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (d)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (d)	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTI-360

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (d)	2,000,000	$2,000,000
		8,800,000
Total Securities Lending Reinvestments (Cost $15,865,288)		15,865,288
Total Investments — 100.6% (Cost $1,171,352,950)		1,504,415,392
Other assets and liabilities (net) — (0.6)%		(9,503,768)
Net Assets — 100.0%		$1,494,911,624

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $47,699,021 and the collateral received consisted of cash in the amount of
$15,865,288 and non-cash collateral with a value of $35,489,059. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2024.

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Pharmaceuticals	9.4
Chemicals	7.9
Banks	7.0
Capital Markets	6.5
Electrical Equipment	5.7
Insurance	5.6
Oil, Gas & Consumable Fuels	5.0
Semiconductors & Semiconductor Equipment	4.5
Machinery	4.4
Textiles, Apparel & Luxury Goods	3.9
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$87,186,356	$0	$179,979,546
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(15,865,288)	$—	$—	$—	$(15,865,288)
Gross amount of recognized liabilities for securities lending transactions					$(15,865,288)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$63,795,543	$—	$63,795,543
Canada	27,868,856	—	—	27,868,856
China	14,551,234	4,486,173	—	19,037,407
Denmark	—	68,798,037	—	68,798,037
France	—	121,185,474	—	121,185,474
Germany	—	84,842,638	—	84,842,638
Greece	—	4,779,598	—	4,779,598
Hong Kong	—	42,463,043	—	42,463,043
India	—	22,612,450	—	22,612,450
Ireland	—	12,881,972	—	12,881,972
See accompanying notes to financial statements.
BHFTI-361

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Italy	$8,897,530	$12,951,496	$—	$21,849,026
Japan	—	289,081,995	—	289,081,995
Macau	—	3,445,870	—	3,445,870
Netherlands	—	77,452,594	—	77,452,594
Portugal	—	18,498,000	—	18,498,000
Singapore	—	11,360,568	—	11,360,568
South Korea	—	12,201,777	—	12,201,777
Spain	—	41,715,048	—	41,715,048
Switzerland	—	80,268,140	—	80,268,140
Taiwan	—	20,416,594	—	20,416,594
Thailand	—	7,120,157	—	7,120,157
United Kingdom	—	146,508,077	—	146,508,077
United States	106,615,993	166,382,375	—	272,998,368
Total Common Stocks	157,933,613	1,313,247,619	—	1,471,181,232
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	17,368,872	—	17,368,872
Securities Lending Reinvestments
Mutual Funds	8,800,000	—	—	8,800,000
Repurchase Agreements	—	7,065,288	—	7,065,288
Total Securities Lending Reinvestments	8,800,000	7,065,288	—	15,865,288
Total Investments	$166,733,613	$1,337,681,779	$—	$1,504,415,392
Collateral for Securities Loaned (Liability)	$—	$(15,865,288)	$—	$(15,865,288)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,178,549,105
Gross unrealized appreciation	394,088,928
Gross unrealized (depreciation)	(68,222,641)
Net unrealized appreciation (depreciation)	$325,866,287
See accompanying notes to financial statements.
BHFTI-362

Brighthouse Funds Trust I
MFS® Research International Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,504,415,392
Cash denominated in foreign currencies (c)	335,389
Receivable for:
Investments sold	509,993
Fund shares sold	22,797
Dividends and interest	8,032,787
Prepaid expenses	11,932
Total Assets	1,513,328,290
Liabilities
Collateral for securities loaned	15,865,288
Payable for:
Fund shares redeemed	359,120
Foreign taxes	856,537
Accrued Expenses:
Management fees	738,386
Distribution and service fees	98,358
Deferred trustees’ fees	197,576
Other expenses	301,401
Total Liabilities	18,416,666
Net Assets	$1,494,911,624
Net Assets Consist of:
Paid in surplus	$1,147,096,940
Distributable earnings (Accumulated losses) (d)	347,814,684
Net Assets	$1,494,911,624
Net Assets
Class A	$1,020,337,614
Class B	469,995,874
Class E	4,578,136
Capital Shares Outstanding*
Class A	83,801,934
Class B	39,025,981
Class E	377,354
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.18
Class B	12.04
Class E	12.13

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,171,352,950.
(b)	Includes securities loaned at value of $47,699,021.
(c)	Identified cost of cash denominated in foreign currencies was $335,572.
(d)	Includes foreign capital gains tax of $856,537.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$24,129,716
Interest	175,231
Securities lending income	40,331
Total investment income	24,345,278
Expenses
Management fees	5,334,520
Administration fees	35,274
Custodian and accounting fees	175,721
Distribution and service fees—Class B	592,195
Distribution and service fees—Class E	3,568
Audit and tax services	27,606
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	37,130
Insurance	6,495
Miscellaneous	18,777
Total expenses	6,289,465
Less management fee waiver	(838,295)
Net expenses	5,451,170
Net Investment Income	18,894,108
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	4,652,160
Foreign currency transactions	(181,804)
Net realized gain (loss)	4,470,356
Net change in unrealized appreciation (depreciation) on:
Investments (c)	52,365,442
Foreign currency transactions	(266,451)
Net change in unrealized appreciation (depreciation)	52,098,991
Net realized and unrealized gain (loss)	56,569,347
Net Increase (Decrease) in Net Assets From Operations	$75,463,455

(a)	Net of foreign withholding taxes of $2,522,334.
(b)	Net of foreign capital gains tax of $61,289.
(c)	Includes change in foreign capital gains tax of $(1,669).
See accompanying notes to financial statements.
BHFTI-363

Brighthouse Funds Trust I
MFS® Research International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$18,894,108	$25,801,731
Net realized gain (loss)	4,470,356	37,863,492
Net change in unrealized appreciation (depreciation)	52,098,991	120,004,709
Increase (decrease) in net assets from operations	75,463,455	183,669,932
From Distributions to Shareholders
Class A	(44,577,310)	(36,415,657)
Class B	(19,730,455)	(16,166,837)
Class E	(193,708)	(180,294)
Total distributions	(64,501,473)	(52,762,788)
Increase (decrease) in net assets from capital share transactions	(36,531,801)	(89,095,219)
Total increase (decrease) in net assets	(25,569,819)	41,811,925
Net Assets
Beginning of period	1,520,481,443	1,478,669,518
End of period	$1,494,911,624	$1,520,481,443

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	299,746	$3,686,221	3,911,529	$46,437,995
Reinvestments	3,586,268	44,577,310	3,083,460	36,415,657
Redemptions	(5,987,596)	(75,318,396)	(11,325,077)	(133,169,548)
Net increase (decrease)	(2,101,582)	$(27,054,865)	(4,330,088)	$(50,315,896)
Class B
Sales	492,168	$5,994,862	2,015,789	$23,138,449
Reinvestments	1,604,102	19,730,455	1,382,963	16,166,837
Redemptions	(2,826,100)	(34,737,924)	(6,684,205)	(77,427,992)
Net increase (decrease)	(729,830)	$(9,012,607)	(3,285,453)	$(38,122,706)
Class E
Sales	2,896	$35,914	11,693	$133,733
Reinvestments	15,634	193,708	15,318	180,294
Redemptions	(56,185)	(693,951)	(83,476)	(970,644)
Net increase (decrease)	(37,655)	$(464,329)	(56,465)	$(656,617)
Increase (decrease) derived from capital shares transactions		$(36,531,801)		$(89,095,219)
See accompanying notes to financial statements.
BHFTI-364

Brighthouse Funds Trust I
MFS® Research International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.10	$11.10	$14.81	$13.86	$13.03	$10.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.21	0.21	0.19	0.17	0.28
Net realized and unrealized gain (loss)	0.48	1.23	(2.81)	1.46	1.39	2.73
Total income (loss) from investment operations	0.64	1.44	(2.60)	1.65	1.56	3.01
Less Distributions
Distributions from net investment income	(0.24)	(0.21)	(0.26)	(0.17)	(0.31)	(0.20)
Distributions from net realized capital gains	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)	(0.57)
Total distributions	(0.56)	(0.44)	(1.11)	(0.70)	(0.73)	(0.77)
Net Asset Value, End of Period	$12.18	$12.10	$11.10	$14.81	$13.86	$13.03
Total Return (%) (b)	5.16 (c)	13.05	(17.30)	11.98	13.28	28.69
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75 (d)	0.76	0.75	0.74	0.75	0.74
Net ratio of expenses to average net assets (%) (e)	0.64 (d)	0.65	0.64	0.64	0.64	0.64
Ratio of net investment income (loss) to average net assets (%)	2.58 (d)	1.83	1.81	1.31	1.36	2.32
Portfolio turnover rate (%)	6 (c)	15	20	18	26	15
Net assets, end of period (in millions)	$1,020.3	$1,039.8	$1,001.3	$1,319.7	$1,266.4	$1,211.1

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.96	$10.97	$14.65	$13.72	$12.90	$10.69
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.18	0.18	0.15	0.13	0.25
Net realized and unrealized gain (loss)	0.47	1.22	(2.79)	1.45	1.38	2.69
Total income (loss) from investment operations	0.61	1.40	(2.61)	1.60	1.51	2.94
Less Distributions
Distributions from net investment income	(0.21)	(0.18)	(0.22)	(0.14)	(0.27)	(0.16)
Distributions from net realized capital gains	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)	(0.57)
Total distributions	(0.53)	(0.41)	(1.07)	(0.67)	(0.69)	(0.73)
Net Asset Value, End of Period	$12.04	$11.96	$10.97	$14.65	$13.72	$12.90
Total Return (%) (b)	4.96 (c)	12.82	(17.57)	11.71	13.02	28.31
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00 (d)	1.01	1.00	0.99	1.00	0.99
Net ratio of expenses to average net assets (%) (e)	0.89 (d)	0.90	0.89	0.89	0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	2.33 (d)	1.59	1.56	1.07	1.11	2.07
Portfolio turnover rate (%)	6 (c)	15	20	18	26	15
Net assets, end of period (in millions)	$470.0	$475.7	$472.2	$614.0	$602.7	$580.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-365

Brighthouse Funds Trust I
MFS® Research International Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.05	$11.05	$14.74	$13.80	$12.98	$10.75
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.20	0.19	0.17	0.15	0.26
Net realized and unrealized gain (loss)	0.47	1.22	(2.79)	1.45	1.38	2.72
Total income (loss) from investment operations	0.62	1.42	(2.60)	1.62	1.53	2.98
Less Distributions
Distributions from net investment income	(0.22)	(0.19)	(0.24)	(0.15)	(0.29)	(0.18)
Distributions from net realized capital gains	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)	(0.57)
Total distributions	(0.54)	(0.42)	(1.09)	(0.68)	(0.71)	(0.75)
Net Asset Value, End of Period	$12.13	$12.05	$11.05	$14.74	$13.80	$12.98
Total Return (%) (b)	5.00 (c)	12.92	(17.43)	11.80	13.06	28.47
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (d)	0.91	0.90	0.89	0.90	0.89
Net ratio of expenses to average net assets (%) (e)	0.79 (d)	0.80	0.79	0.79	0.79	0.79
Ratio of net investment income (loss) to average net assets (%)	2.40 (d)	1.70	1.65	1.19	1.22	2.16
Portfolio turnover rate (%)	6 (c)	15	20	18	26	15
Net assets, end of period (in millions)	$4.6	$5.0	$5.2	$7.1	$7.3	$7.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-366

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—93.2% of Net Assets

Security Description	Shares	Value

Automobiles — 0.2%
Rivian Automotive, Inc. - Class A (a)	174,728	$2,344,850
Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc. (a)	10,735	2,608,605
Argenx SE (ADR) (a)	7,246	3,116,070
Intellia Therapeutics, Inc. (a) (b)	128,180	2,868,668
ProKidney Corp. (a) (b)	849,350	2,089,401
Roivant Sciences Ltd. (a) (b)	1,650,899	17,450,003
		28,132,747
Broadline Retail — 6.9%
Coupang, Inc. (a) (b)	723,435	15,155,963
Global-e Online Ltd. (a) (b)	1,570,644	56,967,258
		72,123,221
Capital Markets — 1.4%
Coinbase Global, Inc. - Class A (a) (b)	67,339	14,964,746
Consumer Staples Distribution & Retail — 2.4%
Maplebear, Inc. (a) (b)	779,888	25,065,600
Entertainment — 4.9%
ROBLOX Corp. - Class A (a) (b)	1,368,910	50,937,141
Financial Services — 8.8%
Adyen NV (a)	30,948	36,897,827
Affirm Holdings, Inc. (a) (b)	1,825,857	55,159,140
		92,056,967
Ground Transportation — 1.9%
Grab Holdings Ltd. - Class A (a)	5,576,081	19,795,088
Health Care Equipment & Supplies — 0.8%
Dexcom, Inc. (a)	32,395	3,672,945
Penumbra, Inc. (a) (b)	26,298	4,732,851
		8,405,796
Health Care Providers & Services — 3.2%
agilon health, Inc. (a) (b)	5,157,796	33,731,986
Health Care Technology — 1.8%
Doximity, Inc. - Class A (a) (b)	657,635	18,394,051
Hotels, Restaurants & Leisure — 6.8%
DoorDash, Inc. - Class A (a)	655,007	71,251,661
IT Services — 10.9%
Cloudflare, Inc. - Class A (a) (b)	1,033,394	85,596,025
Fastly, Inc. - Class A (a) (b)	1,356,747	9,999,225
MongoDB, Inc. (a)	29,750	7,436,310
Snowflake, Inc. - Class A (a)	80,931	10,932,969
		113,964,529
Leisure Products — 1.0%
Peloton Interactive, Inc. - Class A (a) (b)	3,036,079	10,261,947
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc. - Class A (a) (b)	487,316	$9,478,296
Machinery — 0.4%
Symbotic, Inc. (a) (b)	108,887	3,828,467
Media — 7.5%
Trade Desk, Inc. - Class A (a)	797,474	77,889,286
Pharmaceuticals — 4.6%
Royalty Pharma PLC - Class A	1,799,443	47,451,312
Software — 17.8%
Aurora Innovation, Inc. (a) (b)	5,657,908	15,672,405
Bill Holdings, Inc. (a)	461,621	24,290,497
Gitlab, Inc. - Class A (a)	235,399	11,704,038
MicroStrategy, Inc. - Class A (a) (b)	24,491	33,735,863
Procore Technologies, Inc. (a)	543,715	36,053,742
QXO, Inc. † (a) (c) (d)	1,066,411	9,746,996
Samsara, Inc. - Class A (a) (b)	1,616,804	54,486,295
		185,689,836
Specialty Retail — 5.8%
Carvana Co. (a) (b)	329,604	42,426,627
Chewy, Inc. - Class A (a) (b)	680,812	18,545,319
		60,971,946
Textiles, Apparel & Luxury Goods — 2.5%
On Holding AG - Class A (a) (b)	663,808	25,755,750
Total Common Stocks (Cost $1,088,834,507)		972,495,223

Convertible Preferred Stocks—2.2%
Software — 2.2%
Databricks, Inc. - Series H † (a) (c) (d)	229,833	16,587,047
Databricks, Inc. - Series I † (a) (c) (d)	83,793	6,047,341
Total Convertible Preferred Stocks (Cost $23,047,865)		22,634,388

Escrow Shares—0.0%
Broadline Retail — 0.0%
Flipkart Ltd. † (a) (c) (d) (Cost $0)	60,812	12,467

Short-Term Investments—5.4%
Repurchase Agreement—5.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $56,134,123; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $57,236,689	56,114,249	56,114,249
Total Short-Term Investments (Cost $56,114,249)		56,114,249
See accompanying notes to financial statements.
BHFTI-367

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (e)—18.3%

Security Description	Principal Amount*	Value

Certificates of Deposit—4.6%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (f)	2,000,000	$2,001,066
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (f)	2,000,000	2,000,000
5.640%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	1,000,005
Bank of Nova Scotia
5.640%, SOFR + 0.300%, 03/13/25 (f)	2,000,000	1,999,998
5.650%, SOFR + 0.310%, 03/19/25 (f)	2,000,000	1,999,992
5.680%, SOFR + 0.340%, 05/02/25 (f)	2,000,000	2,000,049
Barclays Bank PLC (NY)
5.510%, SOFR + 0.170%, 08/07/24 (f)	2,000,000	1,999,950
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (f)	2,000,000	2,000,282
Canadian Imperial Bank of Commerce (NY)
5.700%, SOFR + 0.360%, 01/09/25 (f)	2,000,000	2,001,696
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (f)	2,000,000	2,000,090
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,500,000	1,500,301
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (f)	2,500,000	2,500,705
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,045
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (f)	1,000,000	1,000,051
5.570%, SOFR + 0.230%, 11/12/24 (f)	3,000,000	3,000,777
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (f)	2,000,000	2,000,034
Oversea-Chinese Banking Corp. Ltd.
5.510%, SOFR + 0.170%, 09/16/24 (f)	2,000,000	1,999,934
5.540%, SOFR + 0.200%, 10/22/24 (f)	2,000,000	2,000,022
Royal Bank of Canada
5.680%, SOFR + 0.340%, 05/08/25 (f)	1,000,000	1,000,857
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	3,000,000	3,002,316
Skandinaviska Enskilda Banken AB
5.640%, SOFR + 0.300%, 02/06/25 (f)	1,000,000	1,000,514
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.230%, 07/11/24 (f)	2,000,000	2,000,096
Svenska Handelsbanken AB
5.640%, SOFR + 0.300%, 02/06/25 (f)	1,000,000	1,000,543
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (f)	2,000,000	2,000,034
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (f)	2,000,000	2,000,654
5.890%, SOFR + 0.550%, 10/11/24 (f)	2,000,000	2,002,014
		48,012,025
Commercial Paper—0.9%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (f)	3,000,000	2,999,397
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (f)	3,000,000	3,000,576
5.570%, SOFR + 0.230%, 11/20/24 (f)	2,000,000	2,000,392
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (f)	1,500,000	1,499,915
		9,500,280
Security Description	Principal Amount*	Value
Repurchase Agreements—11.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $10,004,542; collateralized by various Common Stock with an aggregate market value of $11,151,377	10,000,000	$10,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $8,003,653; collateralized by various Common Stock with an aggregate market value of $8,921,102	8,000,000	8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $5,150,826; collateralized by various Common Stock with an aggregate market value of $5,500,000	5,000,000	5,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $20,807,724; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $21,214,474	20,798,503	20,798,503
National Bank Financial, Inc.
Repurchase Agreement dated 06/28/24 at 5.340%, due on 07/01/24 with a maturity value of $8,003,560; collateralized by U.S. Treasury Obligations with rates ranging from 2.375% - 4.875%, maturity dates ranging from 01/15/25 - 04/30/26, and an aggregate market value of $8,164,477	8,000,000	8,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $14,014,836; collateralized by various Common Stock with an aggregate market value of $15,616,784	14,000,000	14,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $5,002,279; collateralized by various Common Stock with an aggregate market value of $5,577,503	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $5,112,338; collateralized by various Common Stock with an aggregate market value of $5,700,227	5,110,000	5,110,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%,due on 08/02/24, with a maturity value of $13,070,651; collateralized by various Common Stock with an aggregate market value of $14,446,687	13,000,000	13,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $7,003,162; collateralized by various Common Stock with an aggregate market value of $7,791,892	7,000,000	7,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,113,778	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTI-368

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $19,008,582; collateralized by various Common Stock with an aggregate market value of $20,909,440	19,000,000	$19,000,000
		115,908,503

Mutual Funds—1.7%
AB Government Money Market, Institutional Class, 5.220% (g)	2,300,000	2,300,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (g)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (g)	10,000,000	10,000,000
		17,300,000
Total Securities Lending Reinvestments (Cost $190,708,493)		190,720,808
Total Purchased Options—0.1% (h) (Cost $3,188,633)		989,906
Total Investments—119.2% (Cost $1,361,893,747)		1,242,967,041
Other assets and liabilities (net)—(19.2)%		(200,165,393)
Net Assets—100.0%		$1,042,801,648

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $32,393,851, which is 3.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $288,058,788 and the collateral received consisted of cash in the amount of $190,709,401 and non-cash collateral with a value of $108,077,662. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 3.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	229,833	$16,889,079	$16,587,047
Databricks, Inc. - Series I	09/14/23	83,793	6,158,786	6,047,341
Flipkart Ltd.	08/20/18	60,812	—	12,467
QXO, Inc.	06/13/24	1,066,411	9,746,996	9,746,996
				$32,393,851
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$298,048,101	$0	$339,534,642
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(190,709,401)	$—	$—	$—	$(190,709,401)
Gross amount of recognized liabilities for securities lending transactions					$(190,709,401)
See accompanying notes to financial statements.
BHFTI-369

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investments in Derivative Instruments
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.686	01/06/25	GSI	274,790,672	USD	274,790,672	$1,039,751	$431,971	$(607,780)
USD Call/CNH Put	CNH	7.777	03/25/25	JPMC	264,934,899	USD	264,934,899	1,124,649	557,688	(566,961)
USD Call/CNH Put	CNH	7.790	08/12/24	JPMC	247,399,342	USD	247,399,342	1,024,233	247	(1,023,986)
Totals								$3,188,633	$989,906	$(2,198,727)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$989,906

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$431,971	$—	$(431,971)	$—
JPMorgan Chase Bank NA	557,935	—	(557,935)	—
	$989,906	$—	$(989,906)	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(1,865,432)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$244,949
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$853,212,474

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-370

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$2,344,850	$—	$—	$2,344,850
Biotechnology	28,132,747	—	—	28,132,747
Broadline Retail	72,123,221	—	—	72,123,221
Capital Markets	14,964,746	—	—	14,964,746
Consumer Staples Distribution & Retail	25,065,600	—	—	25,065,600
Entertainment	50,937,141	—	—	50,937,141
Financial Services	55,159,140	36,897,827	—	92,056,967
Ground Transportation	19,795,088	—	—	19,795,088
Health Care Equipment & Supplies	8,405,796	—	—	8,405,796
Health Care Providers & Services	33,731,986	—	—	33,731,986
Health Care Technology	18,394,051	—	—	18,394,051
Hotels, Restaurants & Leisure	71,251,661	—	—	71,251,661
IT Services	113,964,529	—	—	113,964,529
Leisure Products	10,261,947	—	—	10,261,947
Life Sciences Tools & Services	9,478,296	—	—	9,478,296
Machinery	3,828,467	—	—	3,828,467
Media	77,889,286	—	—	77,889,286
Pharmaceuticals	47,451,312	—	—	47,451,312
Software	175,942,840	—	9,746,996	185,689,836
Specialty Retail	60,971,946	—	—	60,971,946
Textiles, Apparel & Luxury Goods	25,755,750	—	—	25,755,750
Total Common Stocks	925,850,400	36,897,827	9,746,996	972,495,223
Total Convertible Preferred Stocks*	—	—	22,634,388	22,634,388
Total Escrow Shares*	—	—	12,467	12,467
Total Short-Term Investments*	—	56,114,249	—	56,114,249
Securities Lending Reinvestments
Certificates of Deposit	—	48,012,025	—	48,012,025
Commercial Paper	—	9,500,280	—	9,500,280
Repurchase Agreements	—	115,908,503	—	115,908,503
Mutual Funds	17,300,000	—	—	17,300,000
Total Securities Lending Reinvestments	17,300,000	173,420,808	—	190,720,808
Total Purchased Options at Value	—	989,906	—	989,906
Total Investments	$943,150,400	$267,422,790	$32,393,851	$1,242,967,041
Collateral for Securities Loaned (Liability)	$—	$(190,709,401)	$—	$(190,709,401)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-371

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2023	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2024	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2024
Common Stocks
Software	$—	$9,746,996	$—	$9,746,996	$—
Convertible Preferred Stocks
Software	22,386,624	—	247,764	22,634,388	247,764
Escrow Shares
Broadline Retail	24,933	—	(12,466)	12,467	(12,466)
	$22,411,557	$9,746,996	$235,298	$32,393,851	$235,298

	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stocks
Software	$9,746,996	Market Transaction Method	Precedent Transactions	$9.14	$9.14	$9.14	Increase
Convertible Preferred Stocks
Software	22,634,388	Market Transaction Method	Precedent Transactions	$65.00	$65.00	$65.00	Increase
		Comparable Company Analysis	Enterprise Value/Sales	11.0x	17.0x	14.0x	Increase
			Discount for Lack of Marketability	11.00%	11.00%	11.00%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	15.00%	15.00%	15.00%	Decrease
			Terminal Year Revenue Multiple	4.7x	4.7x	4.7x	Increase
Escrow Shares
Broadline Retail.	12,467	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack of Certainty	75.00%	75.00%	75.00%	Decrease
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,372,961,686
Gross unrealized appreciation	180,065,481
Gross unrealized (depreciation)	(310,060,126)
Net unrealized appreciation (depreciation)	$(129,994,645)
See accompanying notes to financial statements.
BHFTI-372

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,242,967,041
Cash denominated in foreign currencies (c)	951
Receivable for:
Investments sold	767,420
Fund shares sold	1,747,719
Dividends and interest	20,782
Prepaid expenses	7,776
Total Assets	1,245,511,689
Liabilities
Cash collateral for purchased options	1,160,000
Collateral for securities loaned	190,709,401
Payable for:
Investments purchased	9,746,996
Fund shares redeemed	144,362
Accrued Expenses:
Management fees	527,151
Distribution and service fees	73,129
Deferred trustees’ fees	200,634
Other expenses	148,368
Total Liabilities	202,710,041
Net Assets	$1,042,801,648
Net Assets Consist of:
Paid in surplus	$2,024,472,709
Distributable earnings (Accumulated losses)	(981,671,061)
Net Assets	$1,042,801,648
Net Assets
Class A	$674,340,518
Class B	357,549,404
Class E	10,911,726
Capital Shares Outstanding*
Class A	118,663,480
Class B	91,758,180
Class E	2,397,325
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$5.68
Class B	3.90
Class E	4.55

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,361,893,747.
(b)	Includes securities loaned at value of $288,058,788.
(c)	Identified cost of cash denominated in foreign currencies was $980.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$723,916
Interest	795,768
Securities lending income	398,972
Total investment income	1,918,656
Expenses
Management fees	3,409,205
Administration fees	27,802
Custodian and accounting fees	37,576
Distribution and service fees—Class B	457,039
Distribution and service fees—Class E	8,590
Audit and tax services	27,069
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	43,913
Insurance	4,738
Miscellaneous	8,565
Total expenses	4,082,676
Less management fee waiver	(102,174)
Net expenses	3,980,502
Net Investment Loss	(2,061,846)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	83,417,577
Purchased options	(1,865,432)
Foreign currency transactions	6,907
Net realized gain (loss)	81,559,052
Net change in unrealized appreciation (depreciation) on:
Investments	(88,581,912)
Purchased options	244,949
Foreign currency transactions	403
Net change in unrealized appreciation (depreciation)	(88,336,560)
Net realized and unrealized gain (loss)	(6,777,508)
Net Increase (Decrease) in Net Assets From Operations	$(8,839,354)
See accompanying notes to financial statements.
BHFTI-373

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,061,846)	$(2,035,403)
Net realized gain (loss)	81,559,052	(292,510,124)
Net change in unrealized appreciation (depreciation)	(88,336,560)	639,626,496
Increase (decrease) in net assets from operations	(8,839,354)	345,080,969
Increase (decrease) in net assets from capital share transactions	(66,831,870)	(79,968,529)
Total increase (decrease) in net assets	(75,671,224)	265,112,440
Net Assets
Beginning of period	1,118,472,872	853,360,432
End of period	$1,042,801,648	$1,118,472,872

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,245,243	$7,043,689	6,297,321	$29,351,798
Redemptions	(6,637,269)	(37,499,691)	(16,827,196)	(82,555,407)
Net increase (decrease)	(5,392,026)	$(30,456,002)	(10,529,875)	$(53,203,609)
Class B
Sales	1,691,674	$6,474,948	10,018,659	$31,222,854
Redemptions	(10,628,803)	(41,219,486)	(16,611,284)	(57,149,967)
Net increase (decrease)	(8,937,129)	$(34,744,538)	(6,592,625)	$(25,927,113)
Class E
Sales	33,797	$150,975	251,321	$972,386
Redemptions	(393,904)	(1,782,305)	(471,849)	(1,810,193)
Net increase (decrease)	(360,107)	$(1,631,330)	(220,528)	$(837,807)
Increase (decrease) derived from capital shares transactions		$(66,831,870)		$(79,968,529)
See accompanying notes to financial statements.
BHFTI-374

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.72	$4.05	$22.25	$47.23	$21.87	$18.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.02)	(0.12)	(0.14)	(0.03)
Net realized and unrealized gain (loss)	(0.03)	1.68	(13.36)	(2.34)	30.39	7.74
Total income (loss) from investment operations	(0.04)	1.67	(13.38)	(2.46)	30.25	7.71
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(4.82)	(22.52)	(4.89)	(4.41)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	0.00	(4.82)	(22.52)	(4.89)	(4.41)
Net Asset Value, End of Period	$5.68	$5.72	$4.05	$22.25	$47.23	$21.87
Total Return (%) (c)	(0.70) (d)	41.23	(62.47)	(10.54)	153.77	40.47 (e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.69 (f)	0.69	0.68	0.65	0.66	0.68
Net ratio of expenses to average net assets (%) (g)	0.67 (f)	0.67	0.65	0.62	0.63	0.66
Ratio of net investment income (loss) to average net assets (%)	(0.30) (f)	(0.12)	(0.31)	(0.35)	(0.44)	(0.13)
Portfolio turnover rate (%)	29 (d)	62	47	94	107	97
Net assets, end of period (in millions)	$674.3	$710.1	$544.8	$1,436.5	$1,759.4	$820.8

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$3.93	$2.79	$18.91	$43.58	$20.48	$17.62
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.03)	(0.17)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	(0.02)	1.15	(11.27)	(1.98)	28.19	7.35
Total income (loss) from investment operations	(0.03)	1.14	(11.30)	(2.15)	27.99	7.27
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(4.82)	(22.52)	(4.89)	(4.41)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	0.00	(4.82)	(22.52)	(4.89)	(4.41)
Net Asset Value, End of Period	$3.90	$3.93	$2.79	$18.91	$43.58	$20.48
Total Return (%) (c)	(0.76) (d)	40.86	(62.52)	(10.78)	153.11	40.13 (e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (f)	0.94	0.93	0.90	0.91	0.93
Net ratio of expenses to average net assets (%) (g)	0.92 (f)	0.92	0.90	0.87	0.88	0.91
Ratio of net investment income (loss) to average net assets (%)	(0.55) (f)	(0.37)	(0.54)	(0.60)	(0.68)	(0.39)
Portfolio turnover rate (%)	29 (d)	62	47	94	107	97
Net assets, end of period (in millions)	$357.5	$395.7	$298.9	$588.7	$773.8	$433.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-375

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$4.59	$3.25	$20.13	$44.91	$20.99	$17.97
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.03)	(0.15)	(0.18)	(0.06)
Net realized and unrealized gain (loss)	(0.03)	1.35	(12.03)	(2.11)	28.99	7.49
Total income (loss) from investment operations	(0.04)	1.34	(12.06)	(2.26)	28.81	7.43
Less Distributions
Distributions from net realized capital gains	0.00	0.00	(4.82)	(22.52)	(4.89)	(4.41)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	0.00	0.00	(4.82)	(22.52)	(4.89)	(4.41)
Net Asset Value, End of Period	$4.55	$4.59	$3.25	$20.13	$44.91	$20.99
Total Return (%) (c)	(0.87) (d)	41.23	(62.53)	(10.69)	153.37	40.25 (e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (f)	0.84	0.83	0.80	0.81	0.83
Net ratio of expenses to average net assets (%) (g)	0.82 (f)	0.82	0.80	0.77	0.78	0.81
Ratio of net investment income (loss) to average net assets (%)	(0.45) (f)	(0.27)	(0.46)	(0.50)	(0.59)	(0.29)
Portfolio turnover rate (%)	29 (d)	62	47	94	107	97
Net assets, end of period (in millions)	$10.9	$12.7	$9.7	$26.5	$38.2	$16.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)
Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, Class B and Class E would have been 40.28%, 39.92% and 40.05%, respectively for the year ended
December 31, 2019.

(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-376

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Foreign Government—12.4% of Net Assets

Security Description	Principal Amount*/ Shares	Value

Sovereign — 12.4%
Deutsche Bundesrepublik Bonds Inflation-Linked
0.100%, 04/15/26 (EUR) (a)	5,051,200	$5,275,454
0.100%, 04/15/33 (EUR) (a)	12,617,640	13,117,278
0.100%, 04/15/46 (EUR) (a)	6,361,400	6,241,005
0.500%, 04/15/30 (EUR) (a)	19,136,591	20,459,091
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (a)	4,776,800	5,000,101
0.100%, 03/01/29 (144A) (EUR) (a)	4,824,040	4,947,442
0.100%, 07/25/31 (144A) (EUR) (a)	8,372,350	8,445,426
0.100%, 03/01/32 (144A) (EUR) (a)	9,145,120	9,086,062
0.100%, 03/01/36 (144A) (EUR) (a)	1,139,860	1,079,434
0.100%, 07/25/38 (144A) (EUR) (a)	5,871,750	5,411,858
0.100%, 07/25/47 (144A) (EUR) (a)	3,751,800	3,107,258
0.100%, 07/25/53 (144A) (EUR) (a)	1,174,350	932,348
0.700%, 07/25/30 (144A) (EUR) (a)	2,513,060	2,655,702
1.850%, 07/25/27 (144A) (EUR) (a)	5,358,000	5,883,902
3.400%, 07/25/29 (144A) (EUR) (a)	5,960,360	7,080,940
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/33 (144A) (EUR) (a)	6,115,253	5,527,468
0.150%, 05/15/51 (144A) (EUR) (a)	4,805,960	3,103,165
0.400%, 05/15/30 (144A) (EUR) (a)	4,244,485	4,186,605
1.250%, 09/15/32 (144A) (EUR) (a)	4,380,880	4,477,792
1.300%, 05/15/28 (144A) (EUR) (a)	3,128,425	3,296,782
1.500%, 05/15/29 (EUR) (a)	4,677,705	4,934,627
2.350%, 09/15/24 (144A) (EUR) (a)	5,037,000	5,393,946
2.400%, 05/15/39 (144A) (EUR) (a)	1,033,990	1,108,849
2.550%, 09/15/41 (144A) (EUR) (a)	680,705	754,854
U.K. Inflation-Linked Gilts
0.125%, 03/22/26 (GBP) (a)	7,452,950	9,322,064
0.125%, 08/10/28 (GBP) (a)	11,117,925	13,929,643
0.125%, 03/22/29 (GBP) (a)	3,258,853	4,058,917
0.125%, 08/10/31 (GBP) (a)	9,505,257	11,817,934
0.125%, 03/22/46 (GBP) (a)	13,438,890	13,114,808
0.125%, 08/10/48 (GBP) (a)	17,510,125	16,531,265
0.125%, 03/22/58 (GBP) (a)	11,658,402	9,951,121
0.125%, 11/22/65 (GBP) (a)	1,478,040	1,187,735
0.125%, 03/22/68 (GBP) (a)	4,316,424	3,412,153
0.500%, 03/22/50 (GBP) (a)	3,607,620	3,685,708
0.625%, 03/22/40 (GBP) (a)	1,777,800	2,103,843
0.625%, 11/22/42 (GBP) (a)	3,623,500	4,172,803
1.250%, 11/22/27 (GBP) (a)	1,231,760	1,603,094
1.250%, 11/22/32 (GBP) (a)	3,722,900	5,002,977
Total Foreign Government (Cost $268,552,418)		231,401,454

Common Stocks—8.4%
Aerospace & Defense — 0.1%
CAE, Inc. (b)	3,068	56,985
Dassault Aviation SA	613	111,082
Elbit Systems Ltd.	3,713	647,420
Kongsberg Gruppen ASA	10,379	845,453
Leonardo SpA	7,682	179,059
Melrose Industries PLC	10,356	72,323
Rheinmetall AG	166	84,445
Rolls-Royce Holdings PLC (b)	17,298	99,989
Security Description	Shares	Value
Aerospace & Defense—(Continued)
Safran SA	484	$101,827
Singapore Technologies Engineering Ltd.	37,200	118,793
Thales SA	1,394	223,994
		2,541,370
Air Freight & Logistics — 0.0%
Nippon Express Holdings, Inc.	2,900	133,711
Automobile Components — 0.1%
Aisin Corp.	6,700	217,926
Bridgestone Corp.	7,800	307,428
Cie Generale des Etablissements Michelin SCA	2,930	113,054
Denso Corp.	12,400	193,527
Koito Manufacturing Co. Ltd.	7,400	102,177
Magna International, Inc.	2,066	86,594
Sumitomo Electric Industries Ltd.	17,800	278,083
		1,298,789
Automobiles — 0.1%
Isuzu Motors Ltd.	5,400	71,757
Mazda Motor Corp.	11,200	108,844
Mercedes-Benz Group AG	1,402	96,884
Renault SA	2,200	112,208
Subaru Corp.	6,700	142,709
Toyota Motor Corp.	15,600	321,177
		853,579
Banks — 0.3%
ABN AMRO Bank NV (GDR)	9,677	158,604
AIB Group PLC	56,106	295,600
Banco Bilbao Vizcaya Argentaria SA	8,690	86,694
Banco BPM SpA	13,182	85,273
Bank Hapoalim BM	6,613	58,384
Bank Leumi Le-Israel BM	7,516	61,215
Bank of Ireland Group PLC	33,762	351,721
CaixaBank SA	31,462	166,500
Chiba Bank Ltd.	25,700	229,524
Concordia Financial Group Ltd.	40,400	237,665
Credit Agricole SA	7,974	108,426
Danske Bank AS	8,056	239,838
DNB Bank ASA	7,834	153,832
Erste Group Bank AG	11,782	558,008
Hang Seng Bank Ltd.	20,000	255,887
HSBC Holdings PLC	22,205	192,162
Israel Discount Bank Ltd. - Class A	12,151	60,608
Japan Post Bank Co. Ltd.	8,500	80,466
KBC Group NV	532	37,527
Mitsubishi UFJ Financial Group, Inc.	5,800	62,576
Mizrahi Tefahot Bank Ltd.	1,408	47,653
Mizuho Financial Group, Inc.	13,250	277,460
NatWest Group PLC	44,359	173,999
Resona Holdings, Inc.	47,700	316,731
Royal Bank of Canada	2,710	288,521
Shizuoka Financial Group, Inc.	11,100	106,895
Skandinaviska Enskilda Banken AB - Class A	10,076	149,254
Societe Generale SA	5,443	127,086
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-377

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc.	700	$46,823
Sumitomo Mitsui Trust Holdings, Inc.	14,600	333,453
Swedbank AB - A Shares	1,329	27,419
Toronto-Dominion Bank	3,657	201,021
		5,576,825
Beverages — 0.2%
Anheuser-Busch InBev SA	3,927	226,848
Asahi Group Holdings Ltd.	1,800	63,581
Carlsberg AS - Class B	5,240	627,099
Coca-Cola Europacific Partners PLC	2,655	193,470
Coca-Cola HBC AG	3,674	124,841
Davide Campari-Milano NV	45,537	429,312
Diageo PLC	10,115	318,222
Kirin Holdings Co. Ltd.	22,800	294,103
Pernod Ricard SA	1,307	177,866
Remy Cointreau SA	3,381	283,213
Suntory Beverage & Food Ltd.	14,000	496,976
Treasury Wine Estates Ltd.	8,535	70,763
		3,306,294
Biotechnology — 0.1%
Argenx SE (b)	870	376,083
Genmab AS (b)	186	46,645
Grifols SA (b)	66,189	553,923
Swedish Orphan Biovitrum AB (b)	8,721	232,877
		1,209,528
Broadline Retail — 0.1%
Canadian Tire Corp. Ltd. - Class A	1,353	134,247
Dollarama, Inc.	4,255	388,503
Global-e Online Ltd. (b)	18,011	653,259
Next PLC	985	112,638
Pan Pacific International Holdings Corp.	6,900	161,903
Prosus NV	17,456	618,382
Rakuten Group, Inc. (b)	31,100	159,575
		2,228,507
Building Products — 0.1%
AGC, Inc.	1,300	42,153
Assa Abloy AB - Class B	2,485	70,425
Kingspan Group PLC	6,223	527,247
Rockwool AS - B Shares	543	220,072
		859,897
Capital Markets — 0.1%
3i Group PLC	1,988	76,665
Amundi SA	1,629	104,529
Brookfield Asset Management Ltd. - Class A	899	34,224
Brookfield Corp.	3,596	149,565
Deutsche Boerse AG	1,113	227,513
Futu Holdings Ltd. (ADR) (b)	801	52,550
Hargreaves Lansdown PLC	8,418	119,773
Hong Kong Exchanges & Clearing Ltd.	1,700	54,165
IGM Financial, Inc.	4,548	125,564
Security Description	Shares	Value
Capital Markets—(Continued)
Japan Exchange Group, Inc.	12,600	$295,372
Julius Baer Group Ltd.	1,910	106,644
London Stock Exchange Group PLC	1,157	137,147
Onex Corp.	689	46,848
Singapore Exchange Ltd.	22,200	155,209
UBS Group AG	7,179	210,141
		1,895,909
Chemicals — 0.4%
Air Liquide SA	1,978	340,537
Akzo Nobel NV	2,828	171,948
Arkema SA	3,311	286,267
Asahi Kasei Corp.	23,200	148,544
Clariant AG	23,493	368,873
Covestro AG (b)	2,224	130,364
Croda International PLC	4,021	199,788
DSM-Firmenich AG	1,713	192,890
EMS-Chemie Holding AG	351	287,947
Givaudan SA	48	227,694
ICL Group Ltd.	105,073	453,388
Mitsubishi Chemical Group Corp.	40,300	224,473
Mitsui Chemicals, Inc.	500	13,830
Nippon Paint Holdings Co. Ltd.	21,675	141,640
Nippon Sanso Holdings Corp.	11,100	330,245
Nissan Chemical Corp.	4,900	154,863
Nitto Denko Corp.	2,700	214,045
Novonesis (Novozymes) B - B Shares	11,451	700,142
Nutrien Ltd.	3,998	203,546
OCI NV	3,762	91,813
Shin-Etsu Chemical Co. Ltd.	3,100	120,578
Sika AG	1,094	311,420
Syensqo SA	2,678	238,975
Symrise AG	1,310	160,365
Toray Industries, Inc.	36,900	174,266
Umicore SA	10,015	150,267
Yara International ASA	14,968	431,087
		6,469,795
Commercial Services & Supplies — 0.1%
Brambles Ltd.	33,059	321,168
RB Global, Inc.	921	70,244
Rentokil Initial PLC	41,365	241,191
Securitas AB - B Shares	14,937	147,759
TOPPAN Holdings, Inc.	7,600	210,363
		990,725
Communications Equipment — 0.1%
Nokia Oyj	159,136	605,439
Telefonaktiebolaget LM Ericsson - B Shares	40,173	249,389
		854,828
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA	1,564	67,416
Bouygues SA	3,455	110,893
Ferrovial SE	1,993	77,203
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-378

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction & Engineering—(Continued)
Obayashi Corp.	17,800	$212,458
WSP Global, Inc.	504	78,482
		546,452
Construction Materials — 0.0%
Heidelberg Materials AG	1,232	127,664
Holcim AG	1,675	148,562
		276,226
Consumer Finance — 0.0%
Isracard Ltd.	1	2
Consumer Staples Distribution & Retail — 0.2%
Aeon Co. Ltd.	22,400	479,559
Alimentation Couche-Tard, Inc.	1,860	104,376
Carrefour SA	15,871	224,260
Coles Group Ltd.	42,499	482,766
Empire Co. Ltd. - Class A	14,251	364,283
Endeavour Group Ltd.	20,384	68,439
George Weston Ltd.	528	75,951
Jeronimo Martins SGPS SA	50,232	980,920
Kesko Oyj - B Shares	27,182	476,111
Kobe Bussan Co. Ltd.	3,700	82,333
Loblaw Cos. Ltd.	903	104,752
MatsukiyoCocokara & Co.	22,800	328,275
Metro, Inc.	2,559	141,769
Seven & i Holdings Co. Ltd.	37,800	460,385
Tesco PLC	32,730	126,714
		4,500,893
Containers & Packaging — 0.1%
CCL Industries, Inc. - Class B	4,654	244,734
Smurfit Kappa Group PLC	13,984	621,690
		866,424
Distributors — 0.0%
D'ieteren Group	3,067	648,444
Diversified Consumer Services — 0.0%
Pearson PLC	14,889	185,812
Diversified REITs — 0.0%
Covivio SA	1,553	74,087
Mirvac Group	85,416	106,608
Nomura Real Estate Master Fund, Inc.	306	271,600
		452,295
Diversified Telecommunication Services — 0.6%
BT Group PLC	189,100	335,697
Cellnex Telecom SA (b)	10,463	339,569
Deutsche Telekom AG	33,787	849,941
Elisa Oyj	15,295	701,279
HKT Trust & HKT Ltd.	1,191,000	1,335,643
Infrastrutture Wireless Italiane SpA	45,657	477,518
Koninklijke KPN NV	132,782	508,847
Nippon Telegraph & Telephone Corp.	496,700	469,454
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Orange SA	61,974	$620,582
Singapore Telecommunications Ltd.	228,800	462,729
Spark New Zealand Ltd.	355,372	900,537
Swisscom AG	2,555	1,437,981
Telecom Italia SpA (b)	661,375	158,665
Telefonica SA	74,154	314,118
Telenor ASA	110,573	1,258,924
Telia Co. AB	125,653	336,520
Telstra Group Ltd.	110,275	265,746
		10,773,750
Electric Utilities — 0.5%
BKW AG	10,539	1,680,751
Chubu Electric Power Co., Inc.	48,100	570,059
CK Infrastructure Holdings Ltd.	17,665	99,732
CLP Holdings Ltd.	53,500	432,640
EDP - Energias de Portugal SA	126,776	474,980
Elia Group SA	9,277	868,658
Emera, Inc.	12,898	430,389
Enel SpA	41,848	291,911
Fortis, Inc.	8,904	346,059
Fortum Oyj	46,735	681,886
Hydro One Ltd.	5,695	165,890
Kansai Electric Power Co., Inc.	48,800	821,944
Mercury NZ Ltd.	90,973	364,673
Origin Energy Ltd.	53,158	384,203
Orsted AS (b)	15,144	801,672
SSE PLC	11,383	256,736
Terna - Rete Elettrica Nazionale	9,314	71,984
Tokyo Electric Power Co. Holdings, Inc. (b)	93,200	498,861
Verbund AG	9,683	763,704
		10,006,732
Electrical Equipment — 0.0%
ABB Ltd.	881	48,771
Fuji Electric Co. Ltd.	1,800	103,030
Prysmian SpA	3,157	194,499
		346,300
Electronic Equipment, Instruments & Components — 0.1%
Halma PLC	18,234	620,773
Hamamatsu Photonics KK	6,000	161,834
Hexagon AB - B Shares	14,010	157,266
Ibiden Co. Ltd.	2,200	90,191
Keyence Corp.	652	287,646
Kyocera Corp.	23,600	271,348
Omron Corp.	4,000	138,062
Shimadzu Corp.	14,700	369,099
TDK Corp.	3,319	202,826
Yokogawa Electric Corp.	13,300	323,312
		2,622,357
Energy Equipment & Services — 0.0%
Tenaris SA	14,990	229,666
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-379

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment — 0.1%
Bollore SE	43,199	$252,793
Capcom Co. Ltd.	16,800	317,748
Konami Group Corp.	3,800	275,492
Nexon Co. Ltd.	16,600	308,298
Nintendo Co. Ltd.	4,710	251,660
Sea Ltd. (ADR) (b)	4,857	346,887
Toho Co. Ltd.	16,100	471,347
Universal Music Group NV	9,874	292,698
		2,516,923
Financial Services — 0.0%
Adyen NV (b)	25	29,807
Edenred SE	4,628	195,275
EXOR NV	420	43,773
Mitsubishi HC Capital, Inc.	31,200	206,486
ORIX Corp.	1,700	37,715
Sofina SA	191	43,585
Washington H Soul Pattinson & Co. Ltd.	3,853	84,318
		640,959
Food Products — 0.4%
Ajinomoto Co., Inc.	3,500	123,196
Associated British Foods PLC	1,731	53,866
Barry Callebaut AG	441	718,687
Chocoladefabriken Lindt & Spruengli AG	3	346,107
Danone SA	4,466	272,560
Kerry Group PLC - Class A	12,269	992,934
Kikkoman Corp.	6,000	69,790
MEIJI Holdings Co. Ltd.	5,400	116,432
Nestle SA	1,774	181,086
Nissin Foods Holdings Co. Ltd.	5,100	129,388
Salmar ASA	961	50,427
Saputo, Inc.	16,806	377,384
WH Group Ltd.	2,472,103	1,626,423
Wilmar International Ltd.	447,400	1,019,905
Yakult Honsha Co. Ltd.	19,400	346,902
		6,425,087
Gas Utilities — 0.2%
AltaGas Ltd.	9,142	206,556
APA Group	81,652	433,845
Osaka Gas Co. Ltd.	68,600	1,514,522
Snam SpA	78,165	345,158
Tokyo Gas Co. Ltd.	64,600	1,378,256
		3,878,337
Ground Transportation — 0.1%
Aurizon Holdings Ltd.	124,519	302,293
Central Japan Railway Co.	9,500	205,071
East Japan Railway Co.	8,100	134,333
Hankyu Hanshin Holdings, Inc.	8,400	223,075
Keisei Electric Railway Co. Ltd.	6,600	212,736
Kintetsu Group Holdings Co. Ltd.	11,300	245,955
MTR Corp. Ltd.	48,000	151,430
TFI International, Inc.	487	70,712
Security Description	Shares	Value
Ground Transportation—(Continued)
Tokyu Corp.	25,400	$279,682
West Japan Railway Co.	9,400	175,204
		2,000,491
Health Care Equipment & Supplies — 0.2%
Alcon, Inc.	1,801	160,237
BioMerieux	1,983	187,608
Carl Zeiss Meditec AG	720	50,628
Cochlear Ltd.	1,350	298,122
Demant AS (b)	1,303	56,316
DiaSorin SpA	858	85,243
EssilorLuxottica SA	1,407	301,897
Fisher & Paykel Healthcare Corp. Ltd. - Class C	26,137	478,830
Getinge AB - B Shares	9,584	162,718
Hoya Corp.	2,000	234,015
Koninklijke Philips NV (b)	24,102	606,075
Olympus Corp.	15,500	249,363
Siemens Healthineers AG	7,171	413,087
Smith & Nephew PLC	26,251	324,538
Sonova Holding AG	480	147,681
Straumann Holding AG	782	96,264
Sysmex Corp.	19,086	306,643
Terumo Corp.	22,800	378,531
		4,537,796
Health Care Providers & Services — 0.0%
Amplifon SpA	2,882	102,230
Fresenius SE & Co. KGaA (b)	4,139	123,626
NMC Health PLC (b) (c) (d)	1,427	0
Ramsay Health Care Ltd.	3,002	94,435
Sonic Healthcare Ltd.	5,770	100,742
		421,033
Health Care Technology — 0.0%
M3, Inc.	35,841	344,162
Hotels, Restaurants & Leisure — 0.2%
Accor SA	2,639	108,804
Amadeus IT Group SA	2,448	162,904
Compass Group PLC	9,513	259,001
Delivery Hero SE (b)	4,791	113,442
Entain PLC	7,680	60,804
Flutter Entertainment PLC (b)	639	115,995
Galaxy Entertainment Group Ltd.	84,000	391,272
Genting Singapore Ltd.	1,015,000	646,012
InterContinental Hotels Group PLC	1,378	144,473
La Francaise des Jeux SAEM	2,933	99,570
Lottery Corp. Ltd.	25,625	86,318
Oriental Land Co. Ltd.	10,000	278,925
Sands China Ltd. (b)	104,000	216,669
Sodexo SA	3,277	295,294
Whitbread PLC	3,449	129,108
Zensho Holdings Co. Ltd.	5,300	203,222
		3,311,813
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-380

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables — 0.1%
Barratt Developments PLC	14,734	$87,425
Berkeley Group Holdings PLC	1,777	102,571
Persimmon PLC	4,650	79,038
SEB SA	911	92,886
Sekisui Chemical Co. Ltd.	12,100	167,974
Sekisui House Ltd.	12,000	266,584
Sony Group Corp.	1,100	93,469
Taylor Wimpey PLC	53,917	96,347
		986,294
Household Products — 0.1%
Essity AB - Class B	24,624	629,450
Henkel AG & Co. KGaA	12,549	987,549
Reckitt Benckiser Group PLC	3,564	192,328
Unicharm Corp.	3,600	115,338
		1,924,665
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA	28,470	397,821
Meridian Energy Ltd.	72,812	278,986
RWE AG	19,021	650,716
		1,327,523
Industrial Conglomerates — 0.0%
CK Hutchison Holdings Ltd.	12,500	59,834
DCC PLC	2,210	154,905
Jardine Matheson Holdings Ltd.	1,500	53,016
Smiths Group PLC	11,870	256,050
		523,805
Industrial REITs — 0.0%
CapitaLand Ascendas REIT	110,100	207,717
Nippon Prologis REIT, Inc.	15	23,381
Segro PLC	9,915	112,673
		343,771
Insurance — 0.2%
Admiral Group PLC	6,107	201,935
Ageas SA	5,312	242,686
Baloise Holding AG	1,325	233,256
Dai-ichi Life Holdings, Inc.	8,200	220,155
Fairfax Financial Holdings Ltd.	43	48,918
Gjensidige Forsikring ASA	11,607	207,405
Hannover Rueck SE	557	141,148
iA Financial Corp., Inc.	3,320	208,487
Japan Post Holdings Co. Ltd.	34,400	341,905
Japan Post Insurance Co. Ltd.	8,000	155,730
Manulife Financial Corp.	2,099	55,895
Medibank Pvt Ltd.	50,444	125,422
MS&AD Insurance Group Holdings, Inc.	22,200	495,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	233	116,508
NN Group NV	2,183	101,541
Prudential PLC	8,824	80,051
Sampo Oyj - A Shares	927	39,797
Sompo Holdings, Inc.	12,300	262,815
Security Description	Shares	Value
Insurance—(Continued)
Swiss Life Holding AG	240	$176,607
Swiss Re AG	1,951	242,403
T&D Holdings, Inc.	10,700	187,558
Tokio Marine Holdings, Inc.	2,500	93,839
Tryg AS	6,726	146,937
Zurich Insurance Group AG	304	161,731
		4,288,613
Interactive Media & Services — 0.1%
Auto Trader Group PLC	26,405	266,156
LY Corp.	147,000	354,135
REA Group Ltd.	2,351	306,691
Scout24 SE	7,051	537,627
SEEK Ltd.	6,315	89,502
		1,554,111
IT Services — 0.2%
Bechtle AG	4,420	207,992
Capgemini SE	1,525	302,059
CGI, Inc. (b)	3,195	318,904
Fujitsu Ltd.	8,000	125,695
NEC Corp.	2,500	204,426
Nomura Research Institute Ltd.	10,400	293,597
NTT Data Group Corp.	15,300	225,956
Obic Co. Ltd.	1,800	232,451
Otsuka Corp.	18,000	347,083
SCSK Corp.	13,600	270,954
Shopify, Inc. - Class A (b)	1,324	87,499
TIS, Inc.	12,900	249,506
		2,866,122
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	10,083	197,774
BRP, Inc.	1,613	103,344
Shimano, Inc.	1,400	216,927
		518,045
Life Sciences Tools & Services — 0.0%
Bachem Holding AG	1,924	176,836
Eurofins Scientific SE	2,793	138,859
Lonza Group AG	294	159,775
Qiagen NV (b)	2,518	103,965
Sartorius Stedim Biotech	1,040	169,930
		749,365
Machinery — 0.1%
Alfa Laval AB	2,674	116,595
Daifuku Co. Ltd.	2,100	39,536
Hitachi Construction Machinery Co. Ltd.	1,900	51,196
Husqvarna AB - B Shares	15,232	121,800
Knorr-Bremse AG	2,412	184,194
Komatsu Ltd.	1,200	34,922
Kone Oyj - Class B	3,199	158,068
Makita Corp.	5,900	161,120
Mitsubishi Heavy Industries Ltd.	11,000	118,610
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-381

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Sandvik AB	4,506	$90,578
Schindler Holding AG	1,240	308,971
Spirax Group PLC	2,761	296,205
VAT Group AG (144A)	215	121,014
Wartsila Oyj Abp	3,903	75,108
Yaskawa Electric Corp.	5,000	181,026
		2,058,943
Marine Transportation — 0.0%
AP Moller - Maersk AS - Class A	92	155,925
Kawasaki Kisen Kaisha Ltd.	4,200	61,258
Nippon Yusen KK	1,800	52,321
		269,504
Media — 0.1%
Dentsu Group, Inc.	15,200	383,600
Informa PLC	20,733	224,460
Publicis Groupe SA	2,502	265,196
Vivendi SE	25,949	271,895
WPP PLC	40,341	369,814
		1,514,965
Metals & Mining — 0.2%
Agnico Eagle Mines Ltd.	1,664	108,837
Anglo American PLC	7,138	224,522
Antofagasta PLC	4,905	130,065
ArcelorMittal SA	7,027	160,204
Barrick Gold Corp.	8,568	142,920
Boliden AB	10,935	348,324
Endeavour Mining PLC	9,163	194,572
First Quantum Minerals Ltd.	8,075	106,069
Franco-Nevada Corp.	3,056	362,328
Glencore PLC	23,660	134,904
Ivanhoe Mines Ltd. - Class A (b)	7,533	97,188
JFE Holdings, Inc.	5,100	73,547
Kinross Gold Corp.	17,491	145,625
Nippon Steel Corp.	3,600	75,849
Norsk Hydro ASA	26,934	167,658
Pan American Silver Corp.	11,795	234,426
Rio Tinto PLC	1,975	130,006
Sumitomo Metal Mining Co. Ltd.	4,600	142,047
Teck Resources Ltd. - Class B	1,964	94,119
voestalpine AG	14,231	383,128
Wheaton Precious Metals Corp.	1,974	103,501
		3,559,839
Multi-Utilities — 0.2%
Centrica PLC	152,574	259,422
E.ON SE	57,795	757,421
Engie SA	41,184	586,582
National Grid PLC	19,368	215,982
Sembcorp Industries Ltd.	257,500	910,457
Veolia Environnement SA	23,369	701,641
		3,431,505
Security Description	Shares	Value
Office REITs — 0.0%
Gecina SA	1,119	$103,321
Japan Real Estate Investment Corp.	52	164,189
Nippon Building Fund, Inc.	55	192,495
		460,005
Oil, Gas & Consumable Fuels — 0.8%
Aker BP ASA	11,408	290,745
Ampol Ltd.	12,777	274,904
ARC Resources Ltd.	19,192	342,441
BP PLC	145,451	876,413
Cameco Corp.	6,649	327,140
Canadian Natural Resources Ltd.	5,978	212,937
Cenovus Energy, Inc.	11,131	218,788
Enbridge, Inc.	15,752	560,396
ENEOS Holdings, Inc.	202,000	1,041,783
Eni SpA	20,284	312,377
Equinor ASA	14,946	427,047
Galp Energia SGPS SA	83,784	1,770,117
Idemitsu Kosan Co. Ltd.	121,580	789,679
Imperial Oil Ltd.	3,667	250,033
Inpex Corp.	49,900	736,872
Keyera Corp.	8,941	247,633
MEG Energy Corp. (b)	9,065	193,949
Neste Oyj	22,186	393,448
OMV AG	16,894	734,739
Parkland Corp.	12,722	356,631
Pembina Pipeline Corp.	6,863	254,644
Repsol SA	66,530	1,048,653
Santos Ltd.	59,320	302,318
Shell PLC	28,246	1,015,089
Suncor Energy, Inc.	8,278	315,557
TC Energy Corp.	7,223	273,809
TotalEnergies SE	19,007	1,266,799
Tourmaline Oil Corp.	6,180	280,303
Woodside Energy Group Ltd.	14,288	269,433
		15,384,677
Paper & Forest Products — 0.0%
Holmen AB - B Shares	6,397	252,012
Mondi PLC	15,962	306,620
Stora Enso Oyj - R Shares	6,511	89,035
UPM-Kymmene Oyj	2,158	75,243
West Fraser Timber Co. Ltd.	854	65,590
		788,500
Passenger Airlines — 0.0%
Air Canada (b)	3,597	47,064
ANA Holdings, Inc.	9,000	166,108
Japan Airlines Co. Ltd.	7,700	121,463
		334,635
Personal Care Products — 0.1%
Beiersdorf AG	3,480	508,437
Haleon PLC	29,261	119,118
Kao Corp.	12,600	511,960
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-382

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Personal Care Products—(Continued)
L'Oreal SA	724	$318,353
Shiseido Co. Ltd.	3,500	99,607
		1,557,475
Pharmaceuticals — 0.4%
Astellas Pharma, Inc.	28,000	276,917
AstraZeneca PLC	4,166	649,463
Bayer AG	4,838	136,814
Chugai Pharmaceutical Co. Ltd.	10,900	389,095
Daiichi Sankyo Co. Ltd.	8,000	279,469
Eisai Co. Ltd.	7,800	320,269
GSK PLC	17,427	335,869
Hikma Pharmaceuticals PLC	17,769	423,462
Ipsen SA	2,013	246,386
Kyowa Kirin Co. Ltd.	19,300	329,966
Merck KGaA	2,294	380,127
Novartis AG	1,853	198,516
Novo Nordisk AS - Class B	509	72,714
Ono Pharmaceutical Co. Ltd.	14,000	191,163
Orion OYJ - Class B	16,556	706,635
Otsuka Holdings Co. Ltd.	3,400	143,373
Recordati Industria Chimica e Farmaceutica SpA	1,647	86,124
Roche Holding AG (Bearer Shares)	631	192,478
Sandoz Group AG	5,260	190,310
Sanofi SA	3,012	289,517
Shionogi & Co. Ltd.	8,800	344,194
Takeda Pharmaceutical Co. Ltd.	3,938	102,147
Teva Pharmaceutical Industries Ltd. (ADR) (b)	53,675	872,219
UCB SA	3,137	464,896
		7,622,123
Professional Services — 0.1%
Adecco Group AG	4,462	148,241
Computershare Ltd.	3,549	62,343
Intertek Group PLC	2,448	148,439
RELX PLC	7,862	360,402
SGS SA	1,800	160,139
Teleperformance SE	901	94,507
		974,071
Real Estate Management & Development — 0.1%
Azrieli Group Ltd.	999	58,494
Daito Trust Construction Co. Ltd.	2,200	227,028
Daiwa House Industry Co. Ltd.	9,100	231,144
Fastighets AB Balder - B Shares (b)	6,615	45,486
FirstService Corp.	239	36,373
Henderson Land Development Co. Ltd.	12,000	32,092
Hongkong Land Holdings Ltd.	26,700	86,246
LEG Immobilien SE	1,124	91,781
Mitsubishi Estate Co. Ltd.	1,000	15,753
Mitsui Fudosan Co. Ltd.	6,300	57,948
Nomura Real Estate Holdings, Inc.	4,800	120,697
Sino Land Co. Ltd.	30,000	30,923
Sumitomo Realty & Development Co. Ltd.	1,800	53,162
Sun Hung Kai Properties Ltd.	34,500	298,278
Swire Properties Ltd.	11,200	17,834
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Swiss Prime Site AG	2,622	$248,111
Vonovia SE	1,591	45,159
Wharf Real Estate Investment Co. Ltd.	53,596	141,645
		1,838,154
Retail REITs — 0.1%
CapitaLand Integrated Commercial Trust	127,900	186,067
Klepierre SA	2,817	75,483
Link REIT	23,600	91,683
RioCan Real Estate Investment Trust	9,144	112,357
Scentre Group	75,506	157,211
Unibail-Rodamco-Westfield	1,687	133,182
Vicinity Ltd.	79,083	97,027
		853,010
Semiconductors & Semiconductor Equipment — 0.1%
Advantest Corp.	2,600	105,236
ASM International NV	183	139,391
ASML Holding NV	143	147,533
Disco Corp.	268	102,691
Infineon Technologies AG	3,510	128,948
Lasertec Corp.	300	67,780
Renesas Electronics Corp.	5,900	111,398
Rohm Co. Ltd.	13,092	175,443
SCREEN Holdings Co. Ltd.	800	72,873
STMicroelectronics NV	6,180	240,996
SUMCO Corp.	12,000	174,285
Tokyo Electron Ltd.	500	109,798
		1,576,372
Software — 0.2%
Check Point Software Technologies Ltd. (b)	1,318	217,470
Constellation Software, Inc.	179	515,768
Dassault Systemes SE	11,253	423,613
Descartes Systems Group, Inc. (b)	2,316	224,397
Monday.com Ltd. (b)	869	209,220
Nemetschek SE	2,255	221,754
Open Text Corp.	7,945	238,574
Oracle Corp.	3,000	207,549
Sage Group PLC	51,269	703,203
SAP SE	1,144	232,272
Temenos AG	6,676	460,430
Trend Micro, Inc.	3,300	133,950
WiseTech Global Ltd.	3,544	235,581
Xero Ltd. (b)	2,682	242,878
		4,266,659
Specialty Retail — 0.1%
Avolta AG	5,316	206,755
Fast Retailing Co. Ltd.	400	101,477
Industria de Diseno Textil SA	3,649	180,325
JD Sports Fashion PLC	51,610	77,246
Kingfisher PLC	32,101	101,051
Nitori Holdings Co. Ltd.	900	95,205
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-383

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialty Retail—(Continued)
ZOZO, Inc.	5,500	$137,980
		900,039
Technology Hardware, Storage & Peripherals — 0.1%
Brother Industries Ltd.	7,400	130,906
Canon, Inc.	16,700	453,776
FUJIFILM Holdings Corp.	10,400	244,504
Logitech International SA	6,772	651,659
Ricoh Co. Ltd.	29,100	249,968
Seiko Epson Corp.	3,800	58,973
		1,789,786
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	3,600	55,397
Burberry Group PLC	7,380	81,947
Cie Financiere Richemont SA - Class A	1,594	248,773
Gildan Activewear, Inc.	3,869	146,751
Hermes International SCA	45	103,577
Kering SA	321	116,696
LVMH Moet Hennessy Louis Vuitton SE	301	231,153
Moncler SpA	3,153	193,093
Pandora AS	2,821	423,802
Puma SE	2,814	129,329
Swatch Group AG	1,660	340,110
		2,070,628
Tobacco — 0.1%
British American Tobacco PLC	10,714	329,349
Imperial Brands PLC	19,946	510,694
Japan Tobacco, Inc.	17,400	471,052
		1,311,095
Trading Companies & Distributors — 0.1%
Ashtead Group PLC	2,037	135,723
Brenntag SE	2,349	158,292
Bunzl PLC	3,039	115,280
IMCD NV	522	72,263
ITOCHU Corp.	5,000	245,338
Mitsui & Co. Ltd.	12,600	287,427
MonotaRO Co. Ltd.	11,900	140,158
Sumitomo Corp.	9,000	226,016
Toromont Industries Ltd.	4,128	365,502
Toyota Tsusho Corp.	1,800	35,248
		1,781,247
Transportation Infrastructure — 0.0%
Aena SME SA	364	73,418
Aeroports de Paris SA	1,227	149,930
Auckland International Airport Ltd.	118,631	551,290
		774,638
Water Utilities — 0.0%
Severn Trent PLC	8,167	245,664
United Utilities Group PLC	19,934	247,550
		493,214
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services — 0.1%
KDDI Corp.	22,100	$585,655
Rogers Communications, Inc. - Class B	10,540	389,843
SoftBank Corp.	21,800	266,748
SoftBank Group Corp.	2,600	169,507
Tele2 AB - B Shares	31,892	320,740
Vodafone Group PLC	601,513	529,948
		2,262,441
Total Common Stocks (Cost $157,203,140)		156,707,550

U.S. Treasury & Government Agencies—7.1%
U.S. Treasury — 7.1%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (a)	4,877,680	2,976,527
1.000%, 02/15/49 (a)	2,491,760	1,891,992
1.500%, 02/15/53 (a)	4,218,720	3,543,225
2.125%, 02/15/40 (a)	6,817,303	6,746,236
3.375%, 04/15/32 (a)	4,415,600	4,820,254
3.875%, 04/15/29 (a)	3,814,120	4,119,492
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (a)	17,942,661	17,349,916
0.125%, 04/15/26 (a)	15,062,670	14,388,820
0.125%, 07/15/30 (a)	4,891,080	4,376,174
0.125%, 01/15/31 (a)	10,838,970	9,567,048
0.125%, 07/15/31 (a)	21,639,635	19,001,475
0.250%, 01/15/25 (a)	2,647,260	2,592,505
0.375%, 07/15/27 (a)	9,317,377	8,841,711
0.500%, 01/15/28 (a)	7,231,876	6,814,326
0.875%, 01/15/29 (a)	5,264,384	4,987,069
1.125%, 01/15/33 (a)	12,629,760	11,684,638
1.250%, 04/15/28 (a)	9,406,800	9,085,021
Total U.S. Treasury & Government Agencies (Cost $140,429,404)		132,786,429

Mutual Funds—3.1%
Investment Company Securities — 3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $72,871,969)	548,388	58,743,323

Preferred Stocks—0.0%
Life Sciences Tools & Services — 0.0%
Sartorius AG (Cost $100,855)	235	55,077

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	179	0

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-384

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc. (b) (c) (d)	1,165	$0
Pharmaceuticals — 0.0%
Amplifon SpA (b)	2,882	0
Total Rights (Cost $1,188)		0

Short-Term Investments—66.0%
Mutual Funds—49.2%
BlackRock Liquidity Funds T-Fund, Institutional Shares, 5.190% (e)	228,227,231	228,227,231
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (e)	241,523,326	241,523,326
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (e)	235,438,002	235,438,002
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.230% (e)	215,750,437	215,750,437
		920,938,996

U.S. Treasury—16.8%
U.S. Treasury Bills
4.970%, 08/06/24 (f) (g)	117,000,000	116,388,718
5.021%, 08/15/24 (g)	200,000,000	198,689,656
		315,078,374
Total Short-Term Investments (Cost $1,236,016,712)		1,236,017,370
Total Investments—97.0% (Cost $1,875,175,686)		1,815,711,203
Other assets and liabilities (net)—3.0%		55,563,331
Net Assets—100.0%		$1,871,274,534

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $116,388,718.
(g)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$81,600,948, which is 4.4% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$15,906,467	$32,874,700	$5 ,489,688	$176,741,161
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	7,950,000	BNY	07/30/24	USD	5,291,091	$(16,383)
CAD	17,320,000	BNY	07/30/24	USD	12,676,358	7,882
CHF	10,120,000	SSBT	07/30/24	USD	11,369,602	67,815
EUR	308,930	BBH	07/30/24	USD	331,486	201
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-385

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	30,077	SSBT	07/30/24	USD	32,248	$(5)
EUR	42,690,000	SSBT	07/30/24	USD	45,809,435	30,347
EUR	124,000,000	SSBT	08/29/24	USD	133,482,578	318,527
GBP	88,245	SSBT	07/30/24	USD	111,582	13
GBP	12,450,000	SSBT	07/30/24	USD	15,794,615	53,989
GBP	80,000,000	SSBT	08/29/24	USD	101,567,344	397,364
HKD	41,240,000	SSBT	07/30/24	USD	5,286,755	1,505
JPY	12,982,389	BBH	07/30/24	USD	81,386	351
JPY	6,499,360,000	SSBT	07/30/24	USD	40,964,779	396,235
Net Unrealized Appreciation						$1,257,841
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/16/24	1,519	AUD	172,511,265	$(84,977)
Brent Crude Oil Futures	08/30/24	198	USD	16,669,620	381,714
Canada Government Bond 10 Year Futures	09/18/24	1,220	CAD	146,485,400	763,636
Cattle Feeder Futures	08/29/24	170	USD	22,040,500	384,845
Cocoa Futures	12/13/24	325	USD	21,420,750	(2,880,920)
Coffee “C” Futures	09/18/24	160	USD	13,608,000	103,083
Copper Futures	09/26/24	225	USD	24,702,188	(2,269,219)
Corn Futures	09/13/24	809	USD	16,483,375	(2,266,549)
Cotton No. 2 Futures	12/06/24	332	USD	12,066,540	(112,694)
DAX Index Futures	09/20/24	64	EUR	29,444,800	153,966
Euro-Bobl Futures	09/06/24	767	EUR	89,309,480	858,388
Euro-BTP Futures	09/06/24	302	EUR	34,817,580	(318,256)
Euro-Bund Futures	09/06/24	350	EUR	46,067,000	603,945
Euro-Buxl 30 Year Bond Futures	09/06/24	165	EUR	21,489,600	399,125
FTSE 100 Index Futures	09/20/24	473	GBP	38,842,760	118,257
Gold 100 oz. Futures	08/28/24	357	USD	83,523,720	(2,057,352)
Gold 100 oz. Futures	12/27/24	40	USD	9,542,400	26,284
Hang Seng Index Futures	07/30/24	368	HKD	324,392,000	(315,766)
IBEX 35 Index Futures	07/19/24	262	EUR	28,495,120	(366,876)
Japanese Government 10 Year Bond Futures	09/12/24	336	JPY	48,000,960,000	(41,408)
Lean Hogs Futures	08/14/24	159	USD	5,692,200	(31,156)
Live Cattle Futures	08/30/24	433	USD	32,115,610	1,470,254
Live Cattle Futures	10/31/24	3	USD	221,850	8,990
LME Nickel Futures	09/16/24	193	USD	20,001,856	(2,217,560)
LME Primary Aluminum Futures	09/16/24	568	USD	35,834,552	(956,660)
LME Zinc Futures	09/16/24	412	USD	30,235,341	(1,017,747)
Low Sulphur Gas Oil Futures	08/12/24	249	USD	19,521,600	761,674
Natural Gas Futures	08/28/24	1,434	USD	37,255,320	(2,450,023)
New York Harbor ULSD Future	08/30/24	179	USD	19,162,630	29,675
OMX Stockholm 30 Index Futures	07/19/24	1,612	SEK	415,573,600	129,441
RBOB Gasoline Futures	08/30/24	171	USD	17,746,722	33,039
Russell 2000 Index E-Mini Futures	09/20/24	698	USD	72,068,500	87,261
S&P 500 Index E-Mini Future	09/20/24	1,324	USD	365,523,300	1,234,546
S&P TSX 60 Index Futures	09/19/24	257	CAD	67,359,700	481,097
Silver Futures	09/26/24	253	USD	37,393,400	(171,506)
Soybean Futures	11/14/24	245	USD	13,524,000	(652,108)
Soybean Meal Futures	12/13/24	411	USD	13,789,050	(645,540)
Soybean Oil Futures	09/13/24	54	USD	1,427,868	10,149
Soybean Oil Futures	12/13/24	405	USD	10,640,970	(18,334)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-386

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
SPI 200 Index Futures	09/19/24	363	AUD	70,530,900	$374,738
Sugar No. 11 Futures	09/30/24	840	USD	19,098,240	1,768,453
TOPIX Index Futures	09/12/24	240	JPY	6,745,200,000	437,913
U.K. Long Gilt Bond Futures	09/26/24	867	GBP	84,593,190	807,216
U.S. Treasury Long Bond Futures	09/19/24	1,119	USD	132,391,687	1,058,461
U.S. Treasury Note 10 Year Futures	09/19/24	2,474	USD	272,101,344	1,650,588
U.S. Treasury Note 2 Year Futures	09/30/24	2,245	USD	458,471,094	779,002
U.S. Treasury Note 5 Year Futures	09/30/24	2,872	USD	306,092,375	1,348,182
U.S. Treasury Ultra Long Bond Futures	09/19/24	90	USD	11,280,938	73,250
Wheat Futures	09/13/24	575	USD	16,488,125	(1,354,771)
WTI Crude Oil Futures	08/20/24	223	USD	17,982,720	591,581

Futures Contracts—Short
Australian Dollar Currency Futures	09/16/24	(737)	USD	(49,253,710)	(400,582)
British Pound Currency Futures	09/16/24	(813)	USD	(64,272,731)	530,685
Canadian Dollar Currency Futures	09/17/24	(964)	USD	(70,564,800)	(312,316)
Euro Currency Futures	09/16/24	(484)	USD	(65,049,600)	242,970
Japanese Yen Currency Futures	09/16/24	(706)	USD	(55,531,313)	1,499,111
LME Nickel Futures	09/16/24	(25)	USD	(2,590,914)	324,673
LME Primary Aluminum Futures	09/16/24	(77)	USD	(4,857,853)	304,169
LME Zinc Futures	09/16/24	(51)	USD	(3,742,724)	31,811
Swiss Franc Currency Futures	09/16/24	(436)	USD	(61,219,850)	200,174
Net Unrealized Depreciation					$(879,974)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	Unrealized appreciation on futures contracts (a) (b)	$6,230,394	Unrealized depreciation on futures contracts (a) (b)	$19,102,139
Equity	Unrealized appreciation on futures contracts (a) (b)	3,017,219	Unrealized depreciation on futures contracts (a) (b)	682,642
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,274,229	Unrealized depreciation on forward foreign currency exchange contracts	16,388
	Unrealized appreciation on futures contracts (a) (b)	2,472,940	Unrealized depreciation on futures contracts (a) (b)	712,898
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	8,341,793	Unrealized depreciation on futures contracts (a) (b)	444,641
Total		$21,336,575		$20,958,708

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of New York Mellon	$7,882	$(7,882)	$—	$—
Brown Brothers Harriman & Co.	552	—	—	552
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-387

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
State Street Bank and Trust	$1,265,795	$(5)	$—	$1,265,790
	$1,274,229	$(7,887)	$—	$1,266,342
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of New York Mellon	$16,383	$(7,882)	$—	$8,501
State Street Bank and Trust	5	(5)	—	—
	$16,388	$(7,887)	$—	$8,501

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$19,303,671	$19,303,671
Futures contracts	(32,313,988)	56,566,705	48,345,306	(3,405,968)	69,192,055
	$(32,313,988)	$56,566,705	$48,345,306	$15,897,703	$88,495,726

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$3,054,000	$3,054,000
Futures contracts	(38,172,534)	(17,096,165)	(11,046,356)	1,760,042	(64,555,013)
	$(38,172,534)	$(17,096,165)	$(11,046,356)	$4,814,042	$(61,501,013)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$410,428,410
Futures contracts long	3,449,998,603
Futures contracts short	(235,168,066)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$231,401,454	$—	$231,401,454
Common Stocks
Aerospace & Defense	56,985	2,484,385	—	2,541,370
Air Freight & Logistics	—	133,711	—	133,711
Automobile Components	86,594	1,212,195	—	1,298,789
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-388

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Automobiles	$—	$853,579	$—	$853,579
Banks	489,542	5,087,283	—	5,576,825
Beverages	193,470	3,112,824	—	3,306,294
Biotechnology	—	1,209,528	—	1,209,528
Broadline Retail	1,176,009	1,052,498	—	2,228,507
Building Products	—	859,897	—	859,897
Capital Markets	408,751	1,487,158	—	1,895,909
Chemicals	203,546	6,266,249	—	6,469,795
Commercial Services & Supplies	70,244	920,481	—	990,725
Communications Equipment	—	854,828	—	854,828
Construction & Engineering	78,482	467,970	—	546,452
Construction Materials	—	276,226	—	276,226
Consumer Finance	—	2	—	2
Consumer Staples Distribution & Retail	791,131	3,709,762	—	4,500,893
Containers & Packaging	244,734	621,690	—	866,424
Distributors	—	648,444	—	648,444
Diversified Consumer Services	—	185,812	—	185,812
Diversified REITs	—	452,295	—	452,295
Diversified Telecommunication Services	—	10,773,750	—	10,773,750
Electric Utilities	942,338	9,064,394	—	10,006,732
Electrical Equipment	—	346,300	—	346,300
Electronic Equipment, Instruments & Components	—	2,622,357	—	2,622,357
Energy Equipment & Services	—	229,666	—	229,666
Entertainment	346,887	2,170,036	—	2,516,923
Financial Services	—	640,959	—	640,959
Food Products	377,384	6,047,703	—	6,425,087
Gas Utilities	206,556	3,671,781	—	3,878,337
Ground Transportation	70,712	1,929,779	—	2,000,491
Health Care Equipment & Supplies	—	4,537,796	—	4,537,796
Health Care Providers & Services	—	421,033	0	421,033
Health Care Technology	—	344,162	—	344,162
Hotels, Restaurants & Leisure	—	3,311,813	—	3,311,813
Household Durables	—	986,294	—	986,294
Household Products	—	1,924,665	—	1,924,665
Independent Power and Renewable Electricity Producers	—	1,327,523	—	1,327,523
Industrial Conglomerates	—	523,805	—	523,805
Industrial REITs	—	343,771	—	343,771
Insurance	313,300	3,975,313	—	4,288,613
Interactive Media & Services	—	1,554,111	—	1,554,111
IT Services	406,403	2,459,719	—	2,866,122
Leisure Products	103,344	414,701	—	518,045
Life Sciences Tools & Services	—	749,365	—	749,365
Machinery	—	2,058,943	—	2,058,943
Marine Transportation	—	269,504	—	269,504
Media	—	1,514,965	—	1,514,965
Metals & Mining	1,395,013	2,164,826	—	3,559,839
Multi-Utilities	—	3,431,505	—	3,431,505
Office REITs	—	460,005	—	460,005
Oil, Gas & Consumable Fuels	3,834,261	11,550,416	—	15,384,677
Paper & Forest Products	65,590	722,910	—	788,500
Passenger Airlines	47,064	287,571	—	334,635
Personal Care Products	—	1,557,475	—	1,557,475
Pharmaceuticals	872,219	6,749,904	—	7,622,123
Professional Services	—	974,071	—	974,071
Real Estate Management & Development	36,373	1,801,781	—	1,838,154
Retail REITs	112,357	740,653	—	853,010
Semiconductors & Semiconductor Equipment	—	1,576,372	—	1,576,372
Software	1,405,429	2,861,230	—	4,266,659
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-389

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$—	$900,039	$—	$900,039
Technology Hardware, Storage & Peripherals	—	1,789,786	—	1,789,786
Textiles, Apparel & Luxury Goods	146,751	1,923,877	—	2,070,628
Tobacco	—	1,311,095	—	1,311,095
Trading Companies & Distributors	365,502	1,415,745	—	1,781,247
Transportation Infrastructure	—	774,638	—	774,638
Water Utilities	—	493,214	—	493,214
Wireless Telecommunication Services	389,843	1,872,598	—	2,262,441
Total Common Stocks	15,236,814	141,470,736	0	156,707,550
Total U.S. Treasury & Government Agencies*	—	132,786,429	—	132,786,429
Total Mutual Funds*	58,743,323	—	—	58,743,323
Total Preferred Stocks*	—	55,077	—	55,077
Total Warrants*	—	0	—	0
Rights
Health Care Equipment & Supplies	—	—	0	0
Pharmaceuticals	—	0	—	0
Total Rights	—	0	0	0
Short-Term Investments
Mutual Funds	920,938,996	—	—	920,938,996
U.S. Treasury	—	315,078,374	—	315,078,374
Total Short-Term Investments	920,938,996	315,078,374	—	1,236,017,370
Total Investments	$994,919,133	$820,792,070	$0	$1,815,711,203
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,274,229	$—	$1,274,229
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(16,388)	—	(16,388)
Total Forward Contracts	$—	$1,257,841	$—	$1,257,841
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$20,062,346	$—	$—	$20,062,346
Futures Contracts (Unrealized Depreciation)	(20,942,320)	—	—	(20,942,320)
Total Futures Contracts	$(879,974)	$—	$—	$(879,974)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,886,520,372
Gross unrealized appreciation	37,521,132
Gross unrealized (depreciation)	(108,182,298)
Net unrealized appreciation (depreciation)	$(70,661,166)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-390

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$1,815,711,203
Cash	42,724,192
Cash denominated in foreign currencies (b)	6,955,496
Unrealized appreciation on forward foreign currency exchange contracts	1,274,229
Receivable for:
Fund shares sold	1,436
Dividends and interest	5,451,409
Variation margin on futures contracts	2,632,462
Prepaid expenses	14,466
Total Assets	1,874,764,893
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	16,388
Payable for:
Investments purchased	442,616
Fund shares redeemed	1,087,889
Accrued Expenses:
Management fees	946,441
Distribution and service fees	387,754
Deferred trustees’ fees	302,593
Other expenses	306,678
Total Liabilities	3,490,359
Net Assets	$1,871,274,534
Net Assets Consist of:
Paid in surplus	$2,601,192,234
Distributable earnings (Accumulated losses)	(729,917,700)
Net Assets	$1,871,274,534
Net Assets
Class B	$1,871,274,534
Capital Shares Outstanding*
Class B	312,331,074
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$5.99

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,875,175,686.
(b)	Identified cost of cash denominated in foreign currencies was $6,969,041.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$4,343,600
Interest	39,636,159
Total investment income	43,979,759
Expenses
Management fees	5,922,919
Administration fees	58,602
Custodian and accounting fees	136,562
Distribution and service fees—Class B	2,364,286
Audit and tax services	51,510
Legal	28,656
Trustees’ fees and expenses	35,664
Shareholder reporting	40,211
Insurance	8,932
Miscellaneous	24,942
Total expenses	8,672,284
Less management fee waiver	(154,516)
Net expenses	8,517,768
Net Investment Income	35,461,991
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,222,582
Futures contracts	69,192,055
Foreign currency transactions	(2,240,325)
Forward foreign currency transactions	19,303,671
Net realized gain (loss)	91,477,983
Net change in unrealized appreciation (depreciation) on:
Investments	(27,165,138)
Futures contracts	(64,555,013)
Foreign currency transactions	1,710,335
Forward foreign currency transactions	3,054,000
Net change in unrealized appreciation (depreciation)	(86,955,816)
Net realized and unrealized gain (loss)	4,522,167
Net Increase (Decrease) in Net Assets From Operations	$39,984,158

(a)	Net of foreign withholding taxes of $368,176.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-391

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$35,461,991	$66,832,262
Net realized gain (loss)	91,477,983	(232,357,025)
Net change in unrealized appreciation (depreciation)	(86,955,816)	254,241,085
Increase (decrease) in net assets from operations	39,984,158	88,716,322
From Distributions to Shareholders
Class B	(6,897,695)	(157,861,867)
Total distributions	(6,897,695)	(157,861,867)
Increase (decrease) in net assets from capital share transactions	(122,325,563)	(87,697,157)
Total increase (decrease) in net assets	(89,239,100)	(156,842,702)
Net Assets
Beginning of period	1,960,513,634	2,117,356,336
End of period	$1,871,274,534	$1,960,513,634

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	356,563	$2,086,405	1,199,966	$7,050,781
Reinvestments	1,140,115	6,897,695	27,359,076	157,861,867
Redemptions	(22,259,821)	(131,309,663)	(42,880,510)	(252,609,805)
Net increase (decrease)	(20,763,143)	$(122,325,563)	(14,321,468)	$(87,697,157)
Increase (decrease) derived from capital shares transactions		$(122,325,563)		$(87,697,157)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-392

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.89	$6.09	$11.58	$11.82	$11.75	$9.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.19	0.17	0.02	(0.05)	0.06
Net realized and unrealized gain (loss)	0.01	0.09	(2.79)	0.70	1.28	2.11
Total income (loss) from investment operations	0.12	0.28	(2.62)	0.72	1.23	2.17
Less Distributions
Distributions from net investment income	(0.02)	(0.48)	(2.29)	0.00	(0.38)	(0.38)
Distributions from net realized capital gains	0.00	0.00	(0.58)	(0.96)	(0.78)	0.00
Total distributions	(0.02)	(0.48)	(2.87)	(0.96)	(1.16)	(0.38)
Net Asset Value, End of Period	$5.99	$5.89	$6.09	$11.58	$11.82	$11.75
Total Return (%) (b)	2.07 (c)	4.71	(25.66)	6.39	11.85	21.99
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92 (d)	0.91	0.91	1.07	1.10	1.10
Net ratio of expenses to average net assets (%) (e)	0.90 (d)	0.90	0.89	1.06	1.10	1.10
Ratio of net investment income (loss) to average net assets (%)	3.75 (d)	3.27	2.51	0.20	(0.42)	0.57
Portfolio turnover rate (%)	8 (c)	42	36	34	85	46
Net assets, end of period (in millions)	$1,871.3	$1,960.5	$2,117.4	$252.7	$258.9	$232.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Consolidated Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-393

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—96.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 15.4%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/52	357,817	$337,820
4.500%, 09/01/52	107,294	101,222
4.500%, 08/01/53	8,609,668	8,120,598
4.500%, 10/01/53	1,080,457	1,018,847
5.500%, 07/01/53	4,604,514	4,542,727
6.350%, 1Y H15 + 2.225%, 01/01/34 (a)	9,926	10,056
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 01/25/26	4,800,000	4,694,009
Federal Home Loan Mortgage Corp. REMICS
5.793%, SOFR30A + 0.464%, 07/15/44 (a)	922,276	926,810
5.798%, SOFR30A + 0.464%, 01/15/47 (a)	1,167,521	1,137,394
5.898%, SOFR30A + 0.564%, 09/15/42 (a)	1,114,921	1,094,819
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
5.720%, 1M TSFR + 0.374%, 08/25/31 (a)	11,299	11,580
6.353%, 12M MTA + 1.200%, 10/25/44 (a)	702,599	635,205
6.353%, 12M MTA + 1.200%, 02/25/45 (a)	212,775	202,855
Federal National Mortgage Association
3.000%, 05/01/52	357,073	304,123
4.000%, 10/01/48	400,195	372,713
4.000%, 04/01/49	129,568	119,511
4.000%, 03/01/50	179,757	166,336
4.000%, 08/01/50	249,009	230,640
4.000%, 02/01/52	596,919	547,008
4.500%, 09/01/52	503,547	475,107
5.500%, 07/01/53	8,704,303	8,585,936
6.314%, 12M MTA + 1.200%, 07/01/44 (a)	2,483	2,475
6.314%, 12M MTA + 1.200%, 09/01/44 (a)	7,125	7,100
6.413%, 1Y H15 + 2.360%, 11/01/34 (a)	100,865	103,932
Federal National Mortgage Association REMICS
5.498%, SOFR30A + 0.174%, 12/25/36 (a)	11,196	10,912
5.588%, SOFR30A + 0.264%, 08/25/34 (a)	3,926	3,846
5.800%, SOFR30A + 0.464%, 07/25/37 (a)	1,699	1,675
5.830%, SOFR30A + 0.494%, 07/25/37 (a)	20,439	20,171
6.081%, 05/25/35 (a)	52,052	52,956
6.087%, SOFR30A + 0.174%, 07/25/37 (a)	82,349	80,173
Federal National Mortgage Association Trust
5.800%, SOFR30A + 0.464%, 05/25/42 (a)	16,990	16,921
Government National Mortgage Association REMICS
6.233%, SOFR30A + 0.900%, 10/20/72 (a)	2,399,899	2,403,768
6.246%, 12M TSFR + 0.865%, 08/20/68 (a)	2,059,134	2,032,356
6.267%, 1M TSFR + 0.944%, 08/20/66 (a)	117,041	116,991
6.433%, SOFR30A + 1.100%, 05/20/73 (a)	1,013,766	1,016,565
6.522%, 12M TSFR + 1.465%, 04/20/67 (a)	1,482,158	1,503,737
Government National Mortgage Association, TBA
3.500%, TBA (b)	48,000,000	43,121,250
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (b)	33,565,720	30,711,323
4.500%, TBA (b)	54,800,000	51,659,703
5.000%, TBA (b)	21,000,000	20,294,531
6.000%, TBA (b)	37,600,000	37,689,594
6.500%, TBA (b)	24,000,000	24,412,500
		248,897,795
Security Description	Principal Amount*	Value
U.S. Treasury — 80.8%
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (c) (d)	18,439,211	$10,658,105
0.125%, 02/15/52 (c)	8,108,712	4,602,167
0.250%, 02/15/50 (c) (d)	17,343,423	10,583,550
0.625%, 02/15/43 (c) (d)	14,865,965	11,159,700
0.750%, 02/15/42 (c) (d)	34,886,778	27,246,092
0.750%, 02/15/45 (c) (d)	27,510,649	20,600,364
0.875%, 02/15/47 (c) (d)	45,252,566	33,967,113
1.000%, 02/15/46 (c) (d)	50,565,968	39,443,648
1.375%, 02/15/44 (c) (d)	70,016,177	59,994,128
1.500%, 02/15/53 (c)	8,331,972	6,997,869
1.750%, 01/15/28 (c) (d)	67,847,677	66,761,788
2.000%, 01/15/26 (c) (d)	34,608,394	34,181,174
2.125%, 02/15/40 (c) (d)	23,690,748	23,443,782
2.125%, 02/15/41 (c) (d)	21,807,228	21,616,826
2.125%, 02/15/54 (c)	8,580,768	8,340,115
2.375%, 01/15/25 (c) (d)	58,837,995	58,308,223
2.375%, 01/15/27 (c)	590,748	590,373
2.500%, 01/15/29 (c) (d)	20,816,221	21,180,140
3.375%, 04/15/32 (c)	3,422,973	3,736,661
3.625%, 04/15/28 (c) (d)	35,032,309	36,813,402
3.875%, 04/15/29 (c) (d)	38,758,571	41,861,716
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/25 (c) (e) (f) (g)	10,316,705	10,035,548
0.125%, 10/15/25 (c) (e) (f) (g)	11,115,992	10,748,769
0.125%, 04/15/26 (c) (d)	20,326,390	19,417,060
0.125%, 07/15/26 (c) (d)	52,234,430	49,931,587
0.125%, 10/15/26 (c) (d)	17,556,903	16,710,643
0.125%, 04/15/27 (c) (d)	10,772,529	10,135,505
0.125%, 01/15/30 (c) (d)	15,356,250	13,820,271
0.125%, 07/15/30 (c) (d)	65,222,057	58,355,841
0.125%, 01/15/31 (c) (d)	45,917,446	40,529,165
0.125%, 07/15/31 (c) (d)	17,970,125	15,779,327
0.125%, 01/15/32 (c)	9,160,857	7,930,528
0.250%, 01/15/25 (c) (d)	8,074,143	7,907,141
0.250%, 07/15/29 (c) (d)	19,899,223	18,271,986
0.375%, 07/15/25 (c) (d) (g)	12,493,661	12,179,785
0.375%, 01/15/27 (c) (d)	28,272,400	26,873,170
0.375%, 07/15/27 (c) (d)	28,828,807	27,357,051
0.500%, 01/15/28 (c) (d)	12,549,385	11,824,816
0.625%, 01/15/26 (c) (e) (f) (g)	3,219,360	3,114,467
0.625%, 07/15/32 (c) (d)	164,672,309	147,649,029
0.750%, 07/15/28 (c)	5,757,660	5,471,144
0.875%, 01/15/29 (c) (d)	16,286,600	15,428,662
1.125%, 01/15/33 (c) (d)	30,737,964	28,437,753
1.250%, 04/15/28 (c)	6,480,240	6,258,570
1.375%, 07/15/33 (c) (d)	65,457,330	61,806,224
1.625%, 10/15/27 (c)	94,208,280	92,670,910
2.125%, 04/15/29 (c) (d)	13,887,827	13,903,845
2.375%, 10/15/28 (c)	27,969,100	28,333,952
		1,302,969,685
Total U.S. Treasury & Government Agencies (Cost $1,762,994,281)		1,551,867,480

See accompanying notes to financial statements.
BHFTI-394

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—9.7%
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity — 1.0%
ACE Securities Corp. Home Equity Loan Trust
5.860%, 1M TSFR + 0.514%, 03/25/37 (a)	446,632	$179,466
6.510%, 1M TSFR + 1.164%, 12/25/33 (a)	884,682	881,553
Asset-Backed Securities Corp. Home Equity Loan Trust
6.285%, 1M TSFR + 0.939%, 04/25/34 (a)	1,171,703	1,148,640
Citigroup Mortgage Loan Trust, Inc.
5.640%, 1M TSFR + 0.294%, 03/25/37 (a)	758,982	623,999
5.750%, 1M TSFR + 0.404%, 09/25/36 (144A) (a)	750,912	711,665
6.150%, 1M TSFR + 0.804%, 10/25/35 (a)	3,700,000	3,301,432
First NLC Trust
5.530%, 1M TSFR + 0.184%, 08/25/37 (144A) (a)	759,460	373,108
GSAA Trust
6.720%, 03/25/46 (h)	280,793	146,911
Home Equity Asset Trust
6.135%, 1M TSFR + 0.789%, 02/25/36 (a)	1,360,246	1,309,139
6.315%, 1M TSFR + 0.969%, 08/25/34 (a)	206,636	201,574
HSI Asset Securitization Corp. Trust
5.560%, 1M TSFR + 0.214%, 10/25/36 (a)	3,950	1,549
MASTR Asset-Backed Securities Trust
6.210%, 1M TSFR + 0.864%, 10/25/35 (a)	90,618	84,638
Morgan Stanley ABS Capital I, Inc. Trust
6.120%, 1M TSFR + 0.774%, 01/25/35 (a)	506,162	486,022
6.135%, 1M TSFR + 0.789%, 09/25/35 (a)	1,111,789	1,040,583
New Century Home Equity Loan Trust
6.225%, 1M TSFR + 0.879%, 02/25/35 (a)	291,969	280,471
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.895%, 1M TSFR + 0.549%, 03/25/36 (a)	852,442	847,213
NovaStar Mortgage Funding Trust
6.165%, 1M TSFR + 0.819%, 01/25/36 (a)	268,231	265,206
Residential Asset Securities Corporation Trust
5.920%, 1M TSFR + 0.344%, 06/25/36 (a)	2,754,146	2,647,235
Soundview Home Loan Trust
5.640%, 1M TSFR + 0.294%, 07/25/37 (a)	278,553	245,575
5.660%, 1M TSFR + 0.314%, 06/25/37 (a)	1,791,860	1,207,558
		15,983,537
Asset-Backed - Other — 8.6%
522 Funding CLO Ltd.
6.626%, 3M TSFR + 1.302%, 10/20/31 (144A) (a)	1,181,947	1,182,263
ACAS CLO Ltd.
6.479%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	555,674	555,706
Adagio CLO VIII DAC
4.836%, 3M EURIBOR + 0.930%, 04/15/32 (144A) (EUR) (a)	3,500,000	3,740,305
Allegro CLO XI Ltd.
6.577%, 3M TSFR + 1.250%, 01/19/33 (144A) (a)	3,000,000	3,002,094
AMMC CLO XII Ltd.
6.537%, 3M TSFR + 1.212%, 11/10/30 (144A) (a)	358,216	358,401
Anchorage Capital CLO 6 Ltd.
6.765%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	700,000	700,700
Anchorage Capital CLO 9 Ltd.
6.730%, 3M TSFR + 1.402%, 07/15/32 (144A) (a)	300,000	300,745
Apidos CLO XXVI Ltd.
6.489%, 3M TSFR + 1.162%, 07/18/29 (144A) (a)	685,285	685,607
Apidos CLO XXVII Ltd.
6.509%, 3M TSFR + 1.192%, 07/17/30 (144A) (a)	928,864	929,149
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Arbor Realty Commercial Real Estate Notes Ltd.
6.783%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	2,600,000	$2,588,923
ARES European CLO VI DAC
4.516%, 3M EURIBOR + 0.610%, 04/15/30 (144A) (EUR) (a)	459,653	491,536
ARES L CLO Ltd.
6.640%, 3M TSFR + 1.312%, 01/15/32 (144A) (a)	660,268	660,461
ARES LII CLO Ltd.
6.636%, 3M TSFR + 1.312%, 04/22/31 (144A) (a)	1,700,000	1,702,048
Argent Securities Trust
5.780%, 1M TSFR + 0.434%, 05/25/36 (a)	221,339	52,731
Atlas Senior Loan Fund Ltd.
6.739%, 3M TSFR + 1.412%, 01/16/30 (144A) (a)	575,947	576,233
Atlas Senior Loan Fund X Ltd.
6.680%, 3M TSFR + 1.352%, 01/15/31 (144A) (a)	304,396	304,605
Barings CLO Ltd.
6.656%, 3M TSFR + 1.332%, 01/20/32 (144A) (a)	1,797,826	1,800,243
BDS LLC
7.142%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,899,981	1,894,639
Benefit Street Partners CLO XII Ltd.
6.540%, 3M TSFR + 1.212%, 10/15/30 (144A) (a)	554,415	555,458
BlackRock European CLO IV DAC
4.756%, 3M EURIBOR + 0.850%, 07/15/30 (144A) (EUR) (a)	904,511	967,833
BlueMountain CLO XXII Ltd.
6.670%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	418,262	419,081
BlueMountain EUR CLO DAC
4.672%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (a)	649,621	694,719
Capital Four U.S. CLO II Ltd.
7.225%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	900,000	908,882
Carlyle Euro CLO DAC
4.458%, 3M EURIBOR + 0.630%, 08/15/30 (144A) (EUR) (a)	544,087	581,818
4.601%, 3M EURIBOR + 0.800%, 08/28/31 (144A) (EUR) (a)	4,018,038	4,299,892
Carlyle Global Market Strategies CLO Ltd.
6.534%, 3M TSFR + 1.212%, 08/14/30 (144A) (a)	677,002	677,341
6.545%, 3M TSFR + 1.220%, 07/20/32 (144A) (a)	1,000,000	1,001,670
6.549%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	351,543	351,711
6.666%, 3M TSFR + 1.342%, 04/22/32 (144A) (a)	400,000	400,352
Carlyle Global Market Strategies Euro CLO Ltd.
4.578%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (a)	1,484,140	1,582,471
Carlyle U.S. CLO Ltd.
6.586%, 3M TSFR + 1.262%, 04/20/31 (144A) (a)	1,014,246	1,015,214
6.770%, 3M TSFR + 1.442%, 01/15/30 (144A) (a)	297,818	297,757
Catamaran CLO Ltd.
6.686%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	928,258	928,967
CBAM Ltd.
6.836%, 3M TSFR + 1.512%, 07/20/30 (144A) (a)	329,485	329,486
Cedar Funding V CLO Ltd.
6.679%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	706,607	707,271
CIFC European Funding CLO III DAC
4.956%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (a)	800,000	856,167
See accompanying notes to financial statements.
BHFTI-395

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CIFC Funding Ltd.
6.535%, 3M TSFR + 1.212%, 10/24/30 (144A) (a)	1,584,441	$1,586,599
6.589%, 3M TSFR + 1.262%, 04/18/31 (144A) (a)	1,526,239	1,529,778
CIT Mortgage Loan Trust
6.960%, 1M TSFR + 1.614%, 10/25/37 (144A) (a)	3,905,980	3,907,842
Contego CLO IV DAC
4.532%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	796,557	848,676
Contego CLO V DAC
4.726%, 3M EURIBOR + 0.820%, 01/15/31 (144A) (EUR) (a)	1,233,599	1,320,727
Countrywide Asset-Backed Certificates Trust
5.650%, 1M TSFR + 0.304%, 11/25/37 (a)	4,256,715	3,931,939
6.200%, 1M TSFR + 0.854%, 08/25/47 (a)	18,390	17,521
CQS U.S. CLO Ltd.
7.175%, 3M TSFR + 1.850%, 07/20/31 (144A) (a)	1,804,413	1,811,299
Credit-Based Asset Servicing & Securitization LLC
5.559%, 1M TSFR + 0.234%, 07/25/37 (144A) (a)	61,078	39,014
5.659%, 1M TSFR + 0.334%, 07/25/37 (144A) (a)	1,217,272	777,535
Crestline Denali CLO XIV Ltd.
6.728%, 3M TSFR + 1.402%, 10/23/31 (144A) (a)	851,951	852,521
Crestline Denali CLO XV Ltd.
6.616%, 3M TSFR + 1.292%, 04/20/30 (144A) (a)	484,485	484,734
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (h)	378,702	105,906
CVC Cordatus Opportunity Loan Fund DAC
5.289%, 3M EURIBOR + 1.380%, 08/15/33 (144A) (EUR) (a)	1,900,000	2,038,957
Dryden 35 Euro CLO DAC
4.868%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (a)	800,000	854,708
Dryden 44 Euro CLO DAC
4.786%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	1,300,000	1,382,196
Dryden 52 Euro CLO DAC
4.688%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	950,840	1,015,677
Dryden 54 Senior Loan Fund
6.477%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	1,814,349	1,817,393
Dryden 60 CLO Ltd.
6.640%, 3M TSFR + 1.312%, 07/15/31 (144A) (a)	663,186	665,049
Dryden 64 CLO Ltd.
6.559%, 3M TSFR + 1.232%, 04/18/31 (144A) (a)	649,106	649,371
Ellington Loan Acquisition Trust
6.560%, 1M TSFR + 1.214%, 05/25/37 (144A) (a)	941,859	905,822
Fidelity Grand Harbour CLO DAC
4.919%, 3M EURIBOR + 1.200%, 03/15/32 (144A) (EUR) (a)	899,744	965,640
First Franklin Mortgage Loan Trust
5.580%, 1M TSFR + 0.234%, 12/25/36 (a)	7,771,477	6,737,966
5.770%, 1M TSFR + 0.424%, 07/25/36 (a)	1,430,760	1,358,065
Gallatin CLO VIII Ltd.
6.680%, 3M TSFR + 1.352%, 07/15/31 (144A) (a)	378,682	378,919
GSAMP Trust
6.195%, 1M TSFR + 0.849%, 09/25/35 (a)	78,150	75,733
HalseyPoint CLO 3 Ltd.
7.041%, 3M TSFR + 1.712%, 11/30/32 (144A) (a)	500,000	501,498
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
HSI Asset Securitization Corp. Trust
5.780%, 1M TSFR + 0.434%, 05/25/37 (a)	14,829	$14,816
JP Morgan Mortgage Acquisition Trust
5.670%, 1M TSFR + 0.324%, 10/25/36 (a)	29,750	29,245
KKR CLO 11 Ltd.
6.770%, 3M TSFR + 1.442%, 01/15/31 (144A) (a)	353,474	353,831
Laurelin DAC
4.617%, 3M EURIBOR + 0.720%, 10/20/31 (144A) (EUR) (a)	403,436	431,168
LCM Loan Income Fund I Ltd.
6.616%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	2,986,827	2,988,306
LCM XXV Ltd.
6.425%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	366,277	366,346
LoanCore Issuer Ltd.
6.883%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	2,093,117	2,082,557
Lockwood Grove CLO Ltd.
6.755%, 3M TSFR + 1.432%, 01/25/30 (144A) (a)	63,057	63,069
Long Beach Mortgage Loan Trust
5.700%, 1M TSFR + 0.354%, 08/25/36 (a)	829,888	323,251
M360 Ltd.
6.958%, 1M TSFR + 1.614%, 11/22/38 (144A) (a)	416,466	407,429
Madison Park Euro Funding IX DAC
4.786%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (a)	700,000	744,001
Man Euro CLO DAC
5.656%, 3M EURIBOR + 1.750%, 10/15/36 (144A) (EUR) (a)	7,100,000	7,618,956
Man GLG Euro CLO V DAC
4.409%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (a)	3,780,667	4,032,877
Marathon CLO XIII Ltd.
6.534%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	2,600,000	2,601,300
Marathon Static CLO Ltd.
6.475%, 3M TSFR + 1.150%, 07/20/30 (144A) (a)	2,853,777	2,852,930
MF1 LLC
7.489%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,800,000	1,801,294
MF1 Ltd.
6.526%, 1M TSFR + 1.194%, 10/16/36 (144A) (a)	577,704	574,479
MKS CLO Ltd.
6.776%, 3M TSFR + 1.452%, 01/20/31 (144A) (a)	2,238,013	2,238,013
Morgan Stanley ABS Capital I, Inc. Trust
6.435%, 1M TSFR + 1.089%, 07/25/34 (a)	41,379	41,682
6.510%, 1M TSFR + 1.164%, 06/25/35 (a)	1,232,000	1,091,484
Morgan Stanley IXIS Real Estate Capital Trust
5.510%, 1M TSFR + 0.164%, 11/25/36 (a)	509	164
Mountain View CLO LLC
6.679%, 3M TSFR + 1.352%, 10/16/29 (144A) (a)	444,014	443,930
Oak Hill European Credit Partners VII DAC
4.637%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	1,823,143	1,945,570
Oaktree CLO Ltd.
6.696%, 3M TSFR + 1.372%, 04/22/30 (144A) (a)	600,000	600,294
OCP Euro CLO DAC
4.726%, 3M EURIBOR + 0.820%, 01/15/32 (144A) (EUR) (a)	490,341	525,128
Octagon Investment Partners 18-R Ltd.
6.549%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	930,722	931,830
See accompanying notes to financial statements.
BHFTI-396

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Octagon Investment Partners XXI Ltd.
6.584%, 3M TSFR + 1.262%, 02/14/31 (144A) (a)	1,051,445	$1,052,345
OSD CLO Ltd.
6.449%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	1,629,716	1,630,091
OZLM IX Ltd.
6.525%, 3M TSFR + 1.200%, 10/20/31 (144A) (a)	502,156	502,957
OZLM VIII Ltd.
6.559%, 3M TSFR + 1.242%, 10/17/29 (144A) (a)	898,940	898,902
OZLM XXIV Ltd.
6.746%, 3M TSFR + 1.422%, 07/20/32 (144A) (a)	300,000	300,210
Palmer Square European Loan Funding DAC
5.123%, 3M EURIBOR + 1.250%, 08/15/33 (144A) (EUR) (a)	1,300,000	1,394,023
Palmer Square Loan Funding Ltd.
6.386%, 3M TSFR + 1.062%, 07/20/29 (144A) (a)	1,219,224	1,219,226
6.390%, 3M TSFR + 1.062%, 10/15/29 (144A) (a)	1,479,602	1,479,895
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.195%, 1M TSFR + 0.849%, 09/25/35 (a)	84,025	80,891
6.510%, 1M TSFR + 1.164%, 10/25/34 (a)	1,528,911	1,497,022
Providus CLO IV DAC
4.717%, 3M EURIBOR + 0.820%, 04/20/34 (144A) (EUR) (a)	2,900,000	3,087,482
Rockford Tower Europe CLO DAC
5.220%, 3M EURIBOR + 1.370%, 04/24/37 (144A) (EUR) (a)	1,500,000	1,609,751
Romark CLO Ltd.
6.618%, 3M TSFR + 1.292%, 10/23/30 (144A) (a)	825,136	825,474
Saranac CLO VI Ltd.
6.748%, 3M TSFR + 1.402%, 08/13/31 (144A) (a)	1,330,698	1,332,299
Saxon Asset Securities Trust
5.770%, 1M TSFR + 0.424%, 09/25/37 (a)	429,215	403,059
Securitized Asset-Backed Receivables LLC Trust
5.760%, 1M TSFR + 0.414%, 07/25/36 (a)	271,751	106,493
5.780%, 1M TSFR + 0.434%, 07/25/36 (a)	3,002,374	1,035,454
Segovia European CLO DAC
4.777%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	299,543	319,859
Sound Point CLO IX Ltd.
6.796%, 3M TSFR + 1.472%, 07/20/32 (144A) (a)	1,400,000	1,401,817
Soundview Home Loan Trust
5.580%, 1M TSFR + 0.234%, 11/25/36 (144A) (a)	39,252	10,768
Structured Asset Securities Corp. Mortgage Loan Trust
6.944%, 1M TSFR + 1.614%, 04/25/35 (a)	37,676	37,115
TCW CLO Ltd.
6.555%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	523,695	523,951
THL Credit Wind River CLO Ltd.
6.670%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	2,000,000	2,000,840
Toro European CLO 5 DAC
4.646%, 3M EURIBOR + 0.740%, 10/15/30 (144A) (EUR) (a)	884,886	947,278
Tralee CLO VII Ltd.
6.905%, 3M TSFR + 1.582%, 04/25/34 (144A) (a)	1,400,000	1,402,474
TRTX Issuer Ltd.
6.979%, 1M TSFR + 1.650%, 02/15/39 (144A) (a)	791,408	783,478
U.S. Small Business Administration
5.510%, 11/01/27	185,819	183,101
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Venture 33 CLO Ltd.
6.650%, 3M TSFR + 1.322%, 07/15/31 (144A) (a)	278,063	$278,287
Venture XVII CLO Ltd.
6.470%, 3M TSFR + 1.142%, 04/15/27 (144A) (a)	4,241	4,240
Venture XXIV CLO Ltd.
6.486%, 3M TSFR + 1.162%, 10/20/28 (144A) (a)	253,124	253,136
Vibrant CLO XI Ltd.
6.706%, 3M TSFR + 1.382%, 07/20/32 (144A) (a)	900,000	900,408
VMC Finance LLC
7.233%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	368,899	367,749
Voya CLO Ltd.
6.570%, 3M TSFR + 1.242%, 06/07/30 (144A) (a)	134,434	134,609
Wellfleet CLO Ltd.
6.476%, 3M TSFR + 1.152%, 07/20/29 (144A) (a)	6,831	6,831
6.646%, 3M TSFR + 1.322%, 10/20/29 (144A) (a)	55,476	55,468
Wind River CLO Ltd.
6.639%, 3M TSFR + 1.312%, 07/18/31 (144A) (a)	378,604	378,904
		138,213,401
Asset-Backed - Student Loan — 0.1%
SLM Student Loan Trust
6.160%, SOFR90A + 0.812%, 10/25/64 (144A) (a)	1,883,963	1,881,149
Total Asset-Backed Securities (Cost $156,376,258)		156,078,087

Foreign Government—7.8%
Sovereign — 7.8%
Canada Government Real Return Bonds
4.250%, 12/01/26 (CAD) (c)	8,775,936	6,797,060
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (c)	18,510,100	19,375,391
0.100%, 07/25/31 (144A) (EUR) (c)	1,913,680	1,930,383
0.100%, 07/25/38 (144A) (EUR) (c)	117,435	108,237
0.250%, 07/25/24 (144A) (EUR) (c)	4,964,271	5,312,767
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (c)	2,304,149	2,272,729
1.400%, 05/26/25 (144A) (EUR) (c)	56,763,080	60,092,573
1.800%, 05/15/36 (144A) (EUR) (c)	912,348	931,917
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (c)	1,692,081,480	11,032,342
0.100%, 03/10/29 (JPY) (c)	2,770,820,640	18,134,590
Total Foreign Government (Cost $131,156,408)		125,987,989

Mortgage-Backed Securities—1.5%
Collateralized Mortgage Obligations — 1.5%
Banc of America Funding Trust
6.023%, 02/20/36 (a)	98,760	90,599
Banc of America Mortgage Trust
5.114%, 09/25/35 (a)	21,766	18,864
5.843%, 06/25/35 (a)	26,514	22,552
Bear Stearns ALT-A Trust
4.984%, 09/25/35 (a)	399,549	229,845
See accompanying notes to financial statements.
BHFTI-397

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust
5.780%, 1M TSFR + 0.434%, 02/25/34 (a)	46,656	$42,533
Bear Stearns ARM Trust
4.809%, 03/25/35 (a)	89,782	79,180
Chase Mortgage Finance Trust
6.249%, 02/25/37 (a)	14,699	13,897
CHL Mortgage Pass-Through Trust
6.000%, 03/25/37	783,155	351,357
6.040%, 1M TSFR + 0.694%, 04/25/35 (a)	225,348	203,589
Citigroup Mortgage Loan Trust, Inc.
4.647%, 03/25/37 (a)	1,094,520	886,382
7.373%, 08/25/35 (a)	382	370
7.410%, 1Y H15 + 2.400%, 05/25/35 (a)	1,929	1,869
Countrywide Alternative Loan Trust
5.000%, 07/25/35	118,308	63,978
5.500%, 06/25/25	344,373	270,987
5.633%, 1M TSFR + 0.294%, 02/20/47 (a)	375,413	287,326
5.700%, 1M TSFR + 0.354%, 06/25/36 (a)	1,016,478	880,704
5.820%, 1M TSFR + 0.474%, 05/25/47 (a)	105,010	95,084
6.000%, 03/25/37	3,074,073	1,090,577
6.000%, 04/25/37	485,039	396,954
6.020%, 1M TSFR + 0.674%, 12/25/35 (a)	14,354	12,433
Countrywide Reperforming Loan REMICS Trust
5.800%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	22,339	20,979
CSMC Trust
3.199%, 11/30/37 (144A) (a)	2,250,319	2,005,869
5.532%, 10/26/36 (144A) (a)	36,457	30,604
5.610%, 1M TSFR + 0.264%, 09/29/36 (144A) (a)	407,128	395,368
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
5.560%, 1M TSFR + 0.214%, 10/25/36 (a)	8,208	6,526
6.369%, 10/25/36 (h)	143,653	118,062
6.386%, 10/25/36 (h)	143,653	118,061
Eurosail-U.K. PLC
6.303%, SONIA + 1.069%, 06/13/45 (GBP) (a)	568,652	715,717
First Horizon Alternative Mortgage Securities Trust
6.785%, 06/25/34 (a)	45,148	43,526
Great Hall Mortgages No. 1 PLC
5.483%, SONIA + 0.249%, 03/18/39 (GBP) (a)	6,405	8,077
GreenPoint Mortgage Funding Trust
5.820%, 1M TSFR + 0.474%, 09/25/46 (a)	265,650	231,133
6.000%, 1M TSFR + 0.654%, 11/25/45 (a)	48,947	42,588
GreenPoint MTA Trust
5.900%, 1M TSFR + 0.554%, 06/25/45 (a)	64,390	57,319
GSR Mortgage Loan Trust
4.455%, 11/25/35 (a)	111,202	89,757
4.514%, 05/25/35 (a)	115,546	91,674
5.057%, 09/25/35 (a)	40,960	37,734
5.334%, 12/25/34 (a)	142,200	129,514
6.167%, 01/25/35 (a)	27,182	25,068
HarborView Mortgage Loan Trust
5.833%, 1M TSFR + 0.494%, 09/19/37 (a)	15,137	12,352
5.893%, 1M TSFR + 0.554%, 05/19/35 (a)	24,552	22,781
6.013%, 1M TSFR + 0.674%, 02/19/36 (a)	72,318	34,395
6.353%, 1M TSFR + 1.014%, 06/20/35 (a)	134,805	118,852
IndyMac INDA Mortgage Loan Trust
5.342%, 11/25/35 (a)	24,150	24,739
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JP Morgan Mortgage Trust
4.150%, 07/27/37 (144A) (a)	221,956	$197,705
4.946%, 08/25/35 (a)	55,080	44,352
5.006%, 09/25/35 (a)	7,612	6,941
5.266%, 07/25/35 (a)	33,820	31,357
5.643%, 02/25/35 (a)	41,101	37,507
5.771%, 07/25/35 (a)	16,760	16,196
5.856%, 08/25/35 (a)	48,113	44,414
Lehman XS Trust
6.000%, 1M TSFR + 0.654%, 12/25/35 (a)	57,424	52,570
7.760%, 1M TSFR + 2.414%, 12/25/37 (a)	1,922,163	1,821,322
MASTR Adjustable Rate Mortgages Trust
5.294%, 12/25/33 (a)	14,654	13,047
5.994%, 11/21/34 (a)	29,583	27,421
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.143%, 1M TSFR + 0.814%, 11/15/31 (a)	28,587	26,808
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (a)	398,775	377,007
MRFC Mortgage Pass-Through Trust
5.883%, 1M TSFR + 0.554%, 12/15/30 (a)	4,353	4,117
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (a)	3,473,632	3,260,099
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates
6.510%, 1M TSFR + 1.164%, 04/25/35 (a)	2,000,000	1,974,019
Residential Accredit Loans, Inc. Trust
5.760%, 1M TSFR + 0.414%, 08/25/35 (a)	42,495	30,902
6.020%, 10/25/37 (a)	578,767	470,918
6.513%, 12M MTA + 1.360%, 09/25/45 (a)	38,993	32,441
Residential Asset Securitization Trust
6.500%, 09/25/36	269,627	93,005
Sequoia Mortgage Trust
5.853%, 1M TSFR + 0.514%, 07/20/36 (a)	164,108	139,944
Sequoia Mortgage Trust 5
6.153%, 1M TSFR + 0.814%, 10/19/26 (a)	9,235	9,009
Structured Adjustable Rate Mortgage Loan Trust
6.553%, 12M MTA + 1.400%, 01/25/35 (a)	39,123	34,768
7.282%, 02/25/34 (a)	20,572	19,402
Structured Asset Mortgage Investments II Trust
5.840%, 1M TSFR + 0.494%, 06/25/36 (a)	13,088	12,581
5.880%, 1M TSFR + 0.534%, 05/25/36 (a)	12,126	7,893
5.953%, 1M TSFR + 0.614%, 07/19/35 (a)	42,724	39,212
6.113%, 1M TSFR + 0.774%, 10/19/34 (a)	17,520	16,143
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (h)	135,069	49,711
Towd Point Mortgage Trust
6.460%, 1M TSFR + 1.114%, 10/25/59 (144A) (a)	614,399	624,362
Wachovia Mortgage Loan Trust LLC
1.951%, 1M TSFR + 0.574%, 01/25/37 (a)	1,468,244	540,275
WaMu Mortgage Pass-Through Certificates Trust
4.003%, 11/25/36 (a)	3,236,251	2,703,441
4.372%, 12M MTA + 0.810%, 12/25/46 (a)	26,048	21,453
4.709%, 12/25/35 (a)	27,529	24,215
5.923%, 12M MTA + 0.770%, 05/25/47 (a)	146,342	115,774
6.153%, 12M MTA + 1.000%, 02/25/46 (a)	49,632	42,886
See accompanying notes to financial statements.
BHFTI-398

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
6.153%, 12M MTA + 1.000%, 08/25/46 (a)	1,439,613	$1,309,691
6.201%, 12M MTA + 1.048%, 07/25/46 (a)	262,603	220,161
6.353%, 12M MTA + 1.200%, 11/25/42 (a)	4,067	3,756
6.653%, 12M MTA + 1.500%, 11/25/46 (a)	87,597	75,876
Wells Fargo Mortgage-Backed Securities Trust
6.170%, 04/25/36 (a)	28,864	26,743
		24,019,219
Commercial Mortgage-Backed Securities — 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust
6.826%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	571,718	514,568
Total Mortgage-Backed Securities (Cost $27,304,708)		24,533,787

Corporate Bonds & Notes—0.5%
Banks — 0.3%
Bank of America Corp.
5.875%, 3M TSFR + 3.193%, 03/15/28 (a)	1,570,000	1,561,391
Lloyds Banking Group PLC
4.947%, 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	949,459
Nykredit Realkredit AS
1.000%, 10/01/53 (DKK)	9,538	979
1.500%, 10/01/52 (DKK)	10,312,517	1,173,076
1.500%, 10/01/53 (DKK)	498,275	47,911
2.500%, 10/01/47 (DKK)	5,100	671
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	100,000	99,052
1.000%, 1Y EUR Swap + 1.050%, 06/24/27 (EUR) (a)	100,000	101,297
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (a)	100,000	110,864
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (a)	100,000	130,009
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (a)	100,000	120,968
		4,295,677
Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	114,000	102,533
Jyske Realkredit AS
0.500%, 10/01/43 (DKK)	53,430	6,065
1.000%, 10/01/50 (DKK)	6,609,535	724,912
1.500%, 10/01/53 (DKK)	1,735,904	189,136
2.000%, 10/01/53 (DKK)	7,270,746	776,928
2.500%, 10/01/47 (DKK)	3,346	439
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/53 (DKK)	2,559,834	254,840
2.000%, 10/01/53 (DKK)	4,299,311	450,660
2.000%, 10/01/53 (144A) (DKK)	699,377	81,246
2.500%, 10/01/47 (DKK)	868	114
Realkredit Danmark AS
1.500%, 10/01/53 (DKK)	4,185,131	476,367
2.000%, 10/01/53 (DKK)	564,657	59,197
2.500%, 04/01/47 (DKK)	8,161	1,065
		3,123,502
Security Description	Principal Amount*/ Shares	Value

Electric — 0.0%
Eversource Energy
2.900%, 10/01/24	100,000	$99,261
Software — 0.0%
VMware LLC
3.900%, 08/21/27	300,000	287,835
Total Corporate Bonds & Notes (Cost $9,598,617)		7,806,275

Convertible Preferred Stocks—0.1%
Banks — 0.1%
Wells Fargo & Co.- Series L, 7.500% (Cost $900,000)	900	1,070,073

Short-Term Investments—52.8%
Repurchase Agreements—52.8%
Barclays Bank PLC
Repurchase Agreement dated 06/28/24 at 5.440%, due on 07/02/24, with a maturity value of $850,128,444; collateralized by U.S. Treasury Inflation Indexed Bond at 2.375%, maturing 01/15/25, with a market value of $857,821,840	850,000,000	850,000,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $1,872,663; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $1,909,551	1,872,000	1,872,000
Total Short-Term Investments (Cost $851,872,000)		851,872,000
Total Investments—168.6% (Cost $2,940,202,272)		2,719,215,691
Other assets and liabilities (net)—(68.6)%		(1,106,301,344)
Net Assets—100.0%		$1,612,914,347

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of this security has been transferred in a secured–borrowing transaction.
(e)
All or a portion of the security was pledged as collateral against open OTC option contracts and forward foreign currency exchange contracts. As of June 30, 2024, the market value of securities pledged was $839,014.

(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap
See accompanying notes to financial statements.
BHFTI-399

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
contracts. As of June 30, 2024, the market value of securities pledged was $9,314,165.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $8,072,112.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$221,690,022, which is 13.7% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	5.500%	TBA	$(14,000,000)	$(13,785,625)	$(13,805,859)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,777,258,154	$27,092,352	$1 ,653,328,369	$77,705,649
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months June 30, 2024 were as follows:
Purchases	Sales
$1,568,540,675	$1,495,178,469
The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the Master Securities Forward Transaction Agreement ("MSFTA") and net of the related collateral pledged or received by the Portfolio as of June 30, 2024:
Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral Pledged/ (Received)(b)	Net Amount(c)
Barclays Capital, Inc.	$(60,567,480)	$60,451,095	$(270,000)	$(386,385)
Morgan Stanley & Co. LLC	(1,313,098,456)	1,299,631,723	—	(13,466,733)
Total	$(1,373,665,936)	$1,360,082,818	$(270,000)	$(13,853,118)

(a)	Represents market value of borrowings as of June 30, 2024.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$—	$(1,373,665,936)	$—	$—	$(1,373,665,936)
Total Borrowings	$—	$(1,373,665,936)	$—	$—	$(1,373,665,936)
Gross amount of recognized liabilities for secured borrowings transactions					$(1,373,665,936)
See accompanying notes to financial statements.
BHFTI-400

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,518,000	BNP	07/02/24	USD	1,011,452	$1,206
CAD	9,126,387	CBNA	07/02/24	USD	6,669,829	1,263
DKK	31,941,160	JPMC	07/02/24	USD	4,583,419	3,258
EUR	127,541,196	BNP	07/02/24	USD	136,418,063	172,240
GBP	1,780,000	JPMC	07/02/24	USD	2,254,667	(4,570)
NZD	6,932,000	BNP	07/02/24	USD	4,261,380	(39,100)
NZD	816,418	JPMC	08/02/24	USD	497,537	(252)

Contracts to Deliver
AUD	1,518,000	BBP	07/02/24	USD	1,004,577	(8,080)
AUD	1,518,000	BNP	08/02/24	USD	1,012,312	(1,200)
BRL	5,132,709	GSBU	08/02/24	USD	1,000,528	85,705
CAD	9,130,329	BNP	07/02/24	USD	6,671,577	(2,396)
CAD	9,120,180	CBNA	08/02/24	USD	6,669,829	(1,456)
DKK	12,561,148	BBP	07/02/24	USD	1,828,708	24,956
DKK	31,884,752	JPMC	08/02/24	USD	4,583,419	(3,265)
DKK	19,443,949	UBSA	07/02/24	USD	2,823,839	31,733
EUR	124,582,196	BNP	07/02/24	USD	134,872,574	1,451,213
EUR	127,541,196	BNP	08/02/24	USD	136,617,283	(172,368)
EUR	2,959,000	JPMC	07/02/24	USD	3,177,618	8,676
GBP	2,091,000	CBNA	07/02/24	USD	2,659,482	16,250
JPY	4,703,270,773	BBP	08/02/24	USD	29,415,022	44,122
JPY	121,400,000	BNP	07/02/24	USD	777,213	22,660
JPY	4,611,476,993	BNP	07/02/24	USD	29,498,724	836,427
KRW	24,597,651	BNP	07/22/24	USD	17,906	16
KRW	35,159,273	BNP	07/22/24	USD	25,639	68
KRW	26,882,147	DBAG	07/22/24	USD	19,539	(12)
KRW	47,446,877	JPMC	07/22/24	USD	34,397	(111)
MXN	6,942,739	JPMC	09/18/24	USD	383,651	8,694
NZD	6,115,582	UBSA	07/02/24	USD	3,766,581	41,581
TWD	215,357	BNP	09/13/24	USD	6,674	(17)
TWD	258,800	BNP	09/13/24	USD	8,042	2
TWD	216,458	BNP	09/13/24	USD	6,729	4
TWD	216,696	BNP	09/13/24	USD	6,752	20
TWD	227,236	CBNA	09/13/24	USD	7,045	(15)
TWD	122,394	CBNA	09/13/24	USD	3,804	1
TWD	385,474	GSBU	09/13/24	USD	11,955	(21)
TWD	266,555	JPMC	09/13/24	USD	8,274	(7)
TWD	132,941	JPMC	09/13/24	USD	4,130	—
TWD	266,908	JPMC	09/13/24	USD	8,295	3
Net Unrealized Appreciation						$2,517,228
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/16/24	280	AUD	31,799,312	$(46,492)
Euro-BTP Futures	09/06/24	254	EUR	29,283,660	(320,373)
U.S. Treasury Note 10 Year Futures	09/19/24	130	USD	14,297,969	125,753
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	728	USD	82,650,750	1,003,013
See accompanying notes to financial statements.
BHFTI-401

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	09/19/24	201	USD	25,194,094	$497,750

Futures Contracts—Short
Euro-Bobl Futures	09/06/24	(2)	EUR	(232,880)	(2,476)
Euro-Bund Futures	09/06/24	(331)	EUR	(43,566,220)	(418,249)
Euro-Buxl 30 Year Bond Futures	09/06/24	(25)	EUR	(3,256,000)	(82,232)
Euro-OAT Futures	09/06/24	(194)	EUR	(23,885,280)	224,068
Euro-Schatz Futures	09/06/24	(71)	EUR	(7,504,700)	(35,098)
Euro-Short BTP Futures	09/06/24	(322)	EUR	(33,813,220)	(6,818)
U.S. Treasury Long Bond Futures	09/19/24	(1,358)	USD	(160,668,375)	(1,557,197)
U.S. Treasury Note 2 Year Futures	09/30/24	(654)	USD	(133,559,063)	(445,963)
U.S. Treasury Note 5 Year Futures	09/30/24	(2,260)	USD	(240,866,563)	(1,110,278)
Net Unrealized Depreciation					$(2,174,592)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.800%	6M EURIBOR	Receive	09/01/25	GSI	(25,800,000)	EUR	(25,800,000)	$(325,147)	$(215,256)	$109,891
Call - OTC - 2 Yr. IRS	2.900%	6M EURIBOR	Receive	08/29/25	GSBU	(11,900,000)	EUR	(11,900,000)	(154,667)	(111,719)	42,948
Call - OTC - 2 Yr. IRS	2.950%	6M EURIBOR	Receive	09/15/25	CBNA	(19,000,000)	EUR	(19,000,000)	(229,651)	(203,021)	26,630
Call - OTC - 2 Yr. IRS	3.150%	6M EURIBOR	Receive	10/06/25	BBP	(22,800,000)	EUR	(22,800,000)	(264,018)	(297,627)	(33,609)
Put - OTC - 2 Yr. IRS	2.800%	6M EURIBOR	Pay	09/01/25	GSI	(25,800,000)	EUR	(25,800,000)	(325,147)	(186,729)	138,418
Put - OTC - 2 Yr. IRS	2.900%	6M EURIBOR	Pay	08/29/25	GSBU	(11,900,000)	EUR	(11,900,000)	(154,666)	(75,087)	79,579
Put - OTC - 2 Yr. IRS	2.950%	6M EURIBOR	Pay	09/15/25	CBNA	(19,000,000)	EUR	(19,000,000)	(229,651)	(122,802)	106,849
Put - OTC - 2 Yr. IRS	3.150%	6M EURIBOR	Pay	10/06/25	BBP	(22,800,000)	EUR	(22,800,000)	(264,018)	(106,532)	157,486
Totals									$(1,946,965)	$(1,318,773)	$628,192

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro-Schatz Futures	EUR	106.200	07/26/24	(616)	EUR	(616,000)	$(106,156)	$(42,881)	$63,275

Inflation Capped Options	Initial Index	Exercise Index	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	GSBU	(8,700,000)	EUR	(8,700,000)	$(382,244)	$(156,743)	$225,501
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(4,027,802)	$(17,106)	$(4,010,696)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,255,734)	—	(1,255,734)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(2,990,872)	3,599	(2,994,471)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,366,093)	28,401	(1,394,494)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(638,422)	(1,137)	(637,285)
Pay	12M CPURNSA	Maturity	2.500%	Maturity	09/07/24	USD	7,100,000	(43,218)	—	(43,218)
See accompanying notes to financial statements.
BHFTI-402

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	2.510%	Maturity	09/08/24	USD	500,000	$(2,982)	$—	$(2,982)
Pay	12M CPURNSA	Maturity	2.560%	Maturity	09/12/24	USD	6,000,000	(32,228)	—	(32,228)
Pay	12M CPURNSA	Maturity	2.565%	Maturity	09/12/24	USD	5,300,000	(28,206)	—	(28,206)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(139,713)	—	(139,713)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(38,992)	2,830	(41,822)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(4,818,338)	(167,576)	(4,650,762)
Pay	12M HICP	Maturity	2.356%	Maturity	11/15/33	EUR	5,900,000	108,277	(9,003)	117,280
Pay	12M HICP	Maturity	2.363%	Maturity	11/15/33	EUR	3,300,000	62,768	—	62,768
Pay	12M HICP	Maturity	2.390%	Maturity	11/15/33	EUR	3,400,000	74,303	3,336	70,967
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(49,974)	—	(49,974)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	60,000	(1,842)	121	(1,963)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	(16,113)	512	(16,625)
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	(43,428)	717	(44,145)
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	(56,095)	(36,517)	(19,578)
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	58,612	—	58,612
Pay	12M HICP	Maturity	2.682%	Maturity	10/15/53	EUR	1,100,000	77,048	—	77,048
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	230,924	20,720	210,204
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	141,270	14,423	126,847
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	3,100,000	296,842	8,443	288,399
Pay	12M HICP	Maturity	3.520%	Maturity	09/15/24	EUR	3,300,000	(34,845)	(8,494)	(26,351)
Pay	12M HICP	Maturity	3.720%	Maturity	09/15/24	EUR	6,300,000	(38,782)	(13,717)	(25,065)
Pay	12M HICP	Maturity	3.850%	Maturity	09/15/24	EUR	6,900,000	(22,696)	—	(22,696)
Pay	12M SOFR	Annually	3.085%	Annually	02/13/34	USD	36,700,000	(2,460,907)	(265,973)	(2,194,934)
Pay	3M SOFR	Semi-Annually	2.340%	Semi-Annually	11/21/28	USD	65,930,000	(5,361,958)	—	(5,361,958)
Pay	6M EURIBOR	Annually	0.550%	Annually	08/10/24	EUR	100,000	(432)	—	(432)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(513,211)	—	(513,211)
Pay	6M EURIBOR	Annually	0.650%	Annually	05/11/27	EUR	3,400,000	(237,890)	(1)	(237,889)
Pay	6M EURIBOR	Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(208,108)	—	(208,108)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(413,501)	—	(413,501)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(180,378)	—	(180,378)
Pay	6M EURIBOR	Annually	2.750%	Annually	09/18/34	EUR	171,200,000	(706,928)	3,292,213	(3,999,141)
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	106,513	—	106,513
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,493,972	—	1,493,972
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,894,581	—	1,894,581
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,501,243	9,782	2,491,461
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,158,714	—	1,158,714
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,402,801	—	1,402,801
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	138,830	—	138,830
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	156,932	—	156,932
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	623,991	—	623,991
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	971,088	—	971,088
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	384,123	—	384,123
Receive	12M ESTR	Annually	3.475%	Annually	02/26/25	EUR	313,300,000	85,064	45,251	39,813
Receive	12M HICP	Maturity	2.260%	Maturity	03/15/28	EUR	14,600,000	54,009	—	54,009
Receive	12M HICP	Maturity	2.359%	Maturity	08/15/30	EUR	6,200,000	163,396	32,365	131,031
Receive	12M HICP	Maturity	2.470%	Maturity	07/15/32	EUR	3,400,000	66,729	—	66,729
Receive	12M HICP	Maturity	2.548%	Maturity	11/15/53	EUR	1,100,000	(29,952)	(3,401)	(26,551)
Receive	12M HICP	Maturity	2.570%	Maturity	06/15/32	EUR	1,700,000	16,161	—	16,161
Receive	12M HICP	Maturity	2.600%	Maturity	05/15/32	EUR	6,600,000	150,667	33,954	116,713
Receive	12M HICP	Maturity	2.620%	Maturity	11/15/53	EUR	1,200,000	(61,008)	—	(61,008)
Receive	12M HICP	Maturity	2.720%	Maturity	06/15/32	EUR	6,500,000	(45,182)	(35,988)	(9,194)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	42,836	1,000	41,836
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	19,853	—	19,853
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	3,857,008	504,404	3,352,604
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	339,317	258,214	81,103
Receive	12M SOFR	Annually	4.250%	Annually	12/20/25	USD	57,690,000	460,395	245,422	214,973
See accompanying notes to financial statements.
BHFTI-403

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	$238,685	$4,852	$233,833
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	25,832	(14,020)	39,852
Receive	3M SOFR	Semi-Annually	2.237%	Semi-Annually	11/21/53	USD	13,560,000	4,179,250	—	4,179,250
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	3,342,499	—	3,342,499
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	3,484,803	—	3,484,803
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	6,067,908	—	6,067,908
Receive	6M EURIBOR	Annually	2.500%	Annually	09/18/54	EUR	49,600,000	62,394	(2,003,933)	2,066,327
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	33,548	(1,771)	35,319
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	47,671	(4,509)	52,180
Totals								$8,755,027	$1,927,413	$6,827,614
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	5.490%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	25,000,000	$34,974	$—	$34,974
Pay	5.490%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	20,000,000	72,424	—	72,424
Pay	5.490%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	10,000,000	24,488	—	24,488
Pay	5.490%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	20,000,000	45,100	—	45,100
Pay	5.530%	Maturity	07/08/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	35,000,000	(12,211)	—	(12,211)
Pay	5.530%	Maturity	07/08/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	25,000,000	30,725	—	30,725
Pay	5.500%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	40,000,000	(113,001)	—	(113,001)
Pay	5.500%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	40,000,000	(113,001)	—	(113,001)
Pay	5.500%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	50,000,000	(188,288)	—	(188,288)
Pay	5.500%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	50,000,000	(141,251)	—	(141,251)
Pay	5.500%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	60,000,000	(110,155)	—	(110,155)
Pay	5.500%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	25,000,000	(25,194)	—	(25,194)
Pay	5.500%	Maturity	07/22/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	10,000,000	(5,288)	—	(5,288)
Totals								$(500,678)	$—	$(500,678)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$2,750,098	Unrealized depreciation on forward foreign currency exchange contracts	$232,870
Interest Rate	OTC swap contracts at market value	207,711	OTC swap contracts at market value	708,389
	Unrealized appreciation on centrally cleared swap contracts (a) (b)	35,471,927	Unrealized depreciation on centrally cleared swap contracts (a) (b)	28,644,313
	Unrealized appreciation on futures contracts (b) (c)	1,850,584	Unrealized depreciation on futures contracts (b) (c)	4,025,176
			Written options at value (d)	1,518,397
Total		$40,280,320		$35,129,145

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-404

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
(d)	Includes exchange traded written options with a value of $42,881 that are not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$69,078	$(69,078)	$—	$—
BNP Paribas SA	2,483,856	(215,081)	(2,209,000)	59,775
Citibank NA	17,514	(17,514)	—	—
Goldman Sachs Bank USA	85,705	(85,705)	—	—
JPMorgan Chase Bank NA	20,631	(8,205)	—	12,426
Morgan Stanley Capital Services LLC	207,711	(207,711)	—	—
UBS AG	73,314	—	—	73,314
	$2,957,809	$(603,294)	$(2,209,000)	$145,515
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$412,239	$(69,078)	$(343,161)	$—
BNP Paribas SA	215,081	(215,081)	—	—
Citibank NA	327,294	(17,514)	—	309,780
Deutsche Bank AG	12	—	—	12
Goldman Sachs Bank USA	343,570	(85,705)	(28,081)	229,784
Goldman Sachs International	401,985	—	(401,985)	—
JPMorgan Chase Bank NA	8,205	(8,205)	—	—
Morgan Stanley Capital Services LLC	708,389	(207,711)	—	500,678
	$2,416,775	$(603,294)	$(773,227)	$1,040,254

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$7,236,939	$7,236,939
Futures contracts	3,150,529	—	3,150,529
Swap contracts	71,381,146	—	71,381,146
Written options	1,761,332	—	1,761,332
	$76,293,007	$7,236,939	$83,529,946

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$4,897,958	$4,897,958
Futures contracts	9,301,420	—	9,301,420
Swap contracts	(48,239,902)	—	(48,239,902)
Written options	1,992,271	—	1,992,271
	$(36,946,211)	$4,897,958	$(32,048,253)
See accompanying notes to financial statements.
BHFTI-405

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$539,163,075
Futures contracts long	203,336,380
Futures contracts short	(684,331,766)
Swap contracts	1,645,100,560
Written options	(302,796,955)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,551,867,480	$—	$1,551,867,480
Total Asset-Backed Securities*	—	156,078,087	—	156,078,087
Total Foreign Government*	—	125,987,989	—	125,987,989
Total Mortgage-Backed Securities*	—	24,533,787	—	24,533,787
Total Corporate Bonds & Notes*	—	7,806,275	—	7,806,275
Total Convertible Preferred Stocks*	1,070,073	—	—	1,070,073
Total Short-Term Investments*	—	851,872,000	—	851,872,000
Total Investments	$1,070,073	$2,718,145,618	$—	$2,719,215,691
TBA Forward Sales Commitments (Liability)	$—	$(13,805,859)	$—	$(13,805,859)
Secured Borrowings (Liability)	$—	$(1,373,665,936)	$—	$(1,373,665,936)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,750,098	$—	$2,750,098
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(232,870)	—	(232,870)
Total Forward Contracts	$—	$2,517,228	$—	$2,517,228
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,850,584	$—	$—	$1,850,584
Futures Contracts (Unrealized Depreciation)	(4,025,176)	—	—	(4,025,176)
Total Futures Contracts	$(2,174,592)	$—	$—	$(2,174,592)
Written Options
Inflation Capped Option at Value	$—	$(156,743)	$—	$(156,743)
Interest Rate Swaptions at Value	—	(1,318,773)	—	(1,318,773)
Options on Exchange-Traded Futures Contracts at Value	(42,881)	—	—	(42,881)
Total Written Options	$(42,881)	$(1,475,516)	$—	$(1,518,397)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$35,471,927	$—	$35,471,927
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(28,644,313)	—	(28,644,313)
Total Centrally Cleared Swap Contracts	$—	$6,827,614	$—	$6,827,614
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$207,711	$—	$207,711
OTC Swap Contracts at Value (Liabilities)	—	(708,389)	—	(708,389)
Total OTC Swap Contracts	$—	$(500,678)	$—	$(500,678)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-406

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$3,018,796,800
Gross unrealized appreciation	46,828,416
Gross unrealized (depreciation)	(352,706,370)
Net unrealized appreciation (depreciation)	$(305,877,954)
See accompanying notes to financial statements.
BHFTI-407

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$1,867,343,691
Repurchase Agreements at value which equals cost	851,872,000
Cash	336,106
Cash denominated in foreign currencies (b)	5,150,441
Cash collateral (c)	2,093,000
OTC swap contracts at market value	207,711
Unrealized appreciation on forward foreign currency exchange contracts	2,750,098
Receivable for:
Investments sold	1,316,500,485
TBA securities sold (d)	146,057,324
Premiums on written options	947,703
Fund shares sold	24,427
Dividends and interest	7,551,013
Variation margin on futures contracts	1,592,353
Deferred dollar roll income	98,727
Variation margin on centrally cleared swap contracts	698,241
Prepaid expenses	12,463
Total Assets	4,203,235,783
Liabilities
Written options at value (e)	1,518,397
TBA Forward sale commitments, at value	13,805,859
Secured borrowings	1,373,665,936
OTC swap contracts at market value	708,389
Cash collateral (f)	6,511,000
Unrealized depreciation on forward foreign currency exchange contracts	232,870
Payable for:
Investments purchased	851,387,639
TBA securities purchased (d)	340,141,343
Fund shares redeemed	1,152,594
Accrued Expenses:
Management fees	634,615
Distribution and service fees	169,668
Deferred trustees’ fees	197,576
Other expenses	195,550
Total Liabilities	2,590,321,436
Net Assets	$1,612,914,347
Net Assets Consist of:
Paid in surplus	$1,887,262,815
Distributable earnings (Accumulated losses)	(274,348,468)
Net Assets	$1,612,914,347
Net Assets
Class A	$783,091,358
Class B	814,204,140
Class E	15,618,849
Capital Shares Outstanding*
Class A	81,470,991
Class B	85,605,056
Class E	1,636,635
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.61
Class B	9.51
Class E	9.54

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $2,088,330,272.
(b)	Identified cost of cash denominated in foreign currencies was $10,113,889.
(c)	Includes collateral of $1,012,000 for futures contracts and $1,081,000 for centrally cleared swap contracts.
(d)	Included within TBA securities sold is $27,545,547 related to TBA forward sale commitments and included within TBA securities purchased is $13,784,531 related to TBA forward sale commitments.
(e)	Premiums received on written options were $2,435,365.
(f)	Includes collateral of $5,459,000 for OTC swap contracts and forward foreign currency exchange contracts, $782,000 for TBA securities and $270,000 for secured-borrowing transactions.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$33,750
Interest	48,564,917
Total investment income	48,598,667
Expenses
Management fees	3,996,626
Administration fees	43,641
Custodian and accounting fees	133,925
Distribution and service fees—Class B	1,016,008
Distribution and service fees—Class E	12,199
Interest expense	1,904,636
Audit and tax services	71,101
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	33,459
Insurance	7,774
Miscellaneous	15,038
Total expenses	7,292,586
Less management fee waiver	(77,924)
Net expenses	7,214,662
Net Investment Income	41,384,005
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(59,390,824)
Futures contracts	3,150,529
Written options	1,761,332
Swap contracts	71,381,146
Foreign currency transactions	(827,142)
Forward foreign currency transactions	7,236,939
Net realized gain (loss)	23,311,980
Net change in unrealized appreciation (depreciation) on:
Investments	(15,622,693)
Futures contracts	9,301,420
Written options	1,992,271
Swap contracts	(48,239,902)
Foreign currency transactions	(113,585)
Forward foreign currency transactions	4,897,958
Net change in unrealized appreciation (depreciation)	(47,784,531)
Net realized and unrealized gain (loss)	(24,472,551)
Net Increase (Decrease) in Net Assets From Operations	$16,911,454
See accompanying notes to financial statements.
BHFTI-408

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$41,384,005	$68,822,530
Net realized gain (loss)	23,311,980	(101,710,402)
Net change in unrealized appreciation (depreciation)	(47,784,531)	94,778,685
Increase (decrease) in net assets from operations	16,911,454	61,890,813
From Distributions to Shareholders
Class A	0	(20,701,262)
Class B	0	(17,510,798)
Class E	0	(416,535)
From return of capital
Class A	0	(159,162)
Class B	0	(134,632)
Class E	0	(3,203)
Total distributions	0	(38,925,592)
Increase (decrease) in net assets from capital share transactions	(81,472,695)	(159,074,721)
Total increase (decrease) in net assets	(64,561,241)	(136,109,500)
Net Assets
Beginning of period	1,677,475,588	1,813,585,088
End of period	$1,612,914,347	$1,677,475,588

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,426,037	$13,535,914	2,878,404	$27,064,565
Reinvestments	0	0	2,245,471	20,860,424
Redemptions	(8,094,479)	(76,746,240)	(17,219,373)	(162,162,172)
Net increase (decrease)	(6,668,442)	$(63,210,326)	(12,095,498)	$(114,237,183)
Class B
Sales	2,838,546	$26,629,501	5,140,711	$47,732,886
Reinvestments	0	0	1,913,821	17,645,430
Redemptions	(4,563,977)	(42,919,372)	(11,559,498)	(107,274,660)
Net increase (decrease)	(1,725,431)	$(16,289,871)	(4,504,966)	$(41,896,344)
Class E
Sales	46,154	$435,005	107,702	$1,007,384
Reinvestments	0	0	45,426	419,738
Redemptions	(255,586)	(2,407,503)	(467,865)	(4,368,316)
Net increase (decrease)	(209,432)	$(1,972,498)	(314,737)	$(2,941,194)
Increase (decrease) derived from capital shares transactions		$(81,472,695)		$(159,074,721)
See accompanying notes to financial statements.
BHFTI-409

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.50	$9.38	$11.35	$10.85	$10.02	$9.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.38	0.76	0.54	0.13	0.21
Net realized and unrealized gain (loss)	(0.13)	(0.03)	(2.05)	0.06	1.02	0.60
Total income (loss) from investment operations	0.11	0.35	(1.29)	0.60	1.15	0.81
Less Distributions
Distributions from net investment income	0.00	(0.23)	(0.68)	(0.10)	(0.32)	(0.36)
Distributions from return of capital	0.00	(0.00) (b)	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.23)	(0.68)	(0.10)	(0.32)	(0.36)
Net Asset Value, End of Period	$9.61	$9.50	$9.38	$11.35	$10.85	$10.02
Total Return (%) (c)	1.16 (d)(e)	3.74	(11.60)	5.61	11.74 (d)	8.60 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (f)	0.68	0.77	0.53	0.78	1.42
Gross ratio of expenses to average net assets excluding interest expense (%)	0.53 (f)	0.52	0.52	0.51	0.51	0.51
Net ratio of expenses to average net assets (%) (g) (h)	0.75 (f)	0.67	0.75	0.52	0.76	1.40
Net ratio of expenses to average net assets excluding interest expense (%) (g) (h)	0.52 (f)	0.52	0.51	0.49	0.50	0.50
Ratio of net investment income (loss) to average net assets (%)	5.14 (f)	4.05	7.44	4.93	1.22	2.15
Portfolio turnover rate (%)	94 (e)(i)	120 (i)	65 (i)	129 (i)	209 (i)	290 (i)
Net assets, end of period (in millions)	$783.1	$837.7	$940.2	$1,258.3	$1,219.8	$1,232.4

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.42	$9.29	$11.25	$10.75	$9.93	$9.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.35	0.73	0.51	0.10	0.19
Net realized and unrealized gain (loss)	(0.14)	(0.02)	(2.04)	0.07	1.02	0.60
Total income (loss) from investment operations	0.09	0.33	(1.31)	0.58	1.12	0.79
Less Distributions
Distributions from net investment income	0.00	(0.20)	(0.65)	(0.08)	(0.30)	(0.34)
Distributions from return of capital	0.00	(0.00) (b)	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.20)	(0.65)	(0.08)	(0.30)	(0.34)
Net Asset Value, End of Period	$9.51	$9.42	$9.29	$11.25	$10.75	$9.93
Total Return (%) (c)	0.96 (e)	3.59	(11.88)	5.42	11.43 (d)	8.38 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01 (f)	0.93	1.02	0.78	1.03	1.67
Gross ratio of expenses to average net assets excluding interest expense (%)	0.78 (f)	0.77	0.77	0.76	0.76	0.76
Net ratio of expenses to average net assets (%) (g) (h)	1.00 (f)	0.92	1.00	0.77	1.01	1.65
Net ratio of expenses to average net assets excluding interest expense (%) (g) (h)	0.77 (f)	0.77	0.76	0.74	0.75	0.75
Ratio of net investment income (loss) to average net assets (%)	4.93 (f)	3.81	7.20	4.69	0.98	1.90
Portfolio turnover rate (%)	94 (e)(i)	120 (i)	65 (i)	129 (i)	209 (i)	290 (i)
Net assets, end of period (in millions)	$814.2	$822.3	$853.3	$1,111.1	$1,036.8	$1,014.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-410

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.44	$9.32	$11.28	$10.78	$9.96	$9.51
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.36	0.74	0.52	0.11	0.20
Net realized and unrealized gain (loss)	(0.13)	(0.03)	(2.03)	0.07	1.02	0.60
Total income (loss) from investment operations	0.10	0.33	(1.29)	0.59	1.13	0.80
Less Distributions
Distributions from net investment income	0.00	(0.21)	(0.67)	(0.09)	(0.31)	(0.35)
Distributions from return of capital	0.00	(0.00) (b)	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.21)	(0.67)	(0.09)	(0.31)	(0.35)
Net Asset Value, End of Period	$9.54	$9.44	$9.32	$11.28	$10.78	$9.96
Total Return (%) (c)	1.06 (d)(e)	3.59	(11.73)	5.49	11.52 (d)	8.46 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91 (f)	0.83	0.92	0.68	0.93	1.57
Gross ratio of expenses to average net assets excluding interest expense (%)	0.68 (f)	0.67	0.67	0.66	0.66	0.66
Net ratio of expenses to average net assets (%) (g) (h)	0.90 (f)	0.82	0.90	0.67	0.91	1.55
Net ratio of expenses to average net assets excluding interest expense (%) (g) (h)	0.67 (f)	0.67	0.66	0.64	0.65	0.65
Ratio of net investment income (loss) to average net assets (%)	4.94 (f)	3.91	7.30	4.74	1.06	1.99
Portfolio turnover rate (%)	94 (e)(i)	120 (i)	65 (i)	129 (i)	209 (i)	290 (i)
Net assets, end of period (in millions)	$15.6	$17.4	$20.1	$24.1	$23.7	$22.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2024 and for each of the years ended December 31,
2023, 2022, 2021, 2020 and 2019.

(h)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(i)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 14%,  28%, 23%, 36%, 30%, and 65% for the six months ended June 30,
2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See accompanying notes to financial statements.
BHFTI-411

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—66.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 51.0%
Federal Home Loan Mortgage Corp.
3.500%, 12/01/26	9,981	$9,807
3.500%, 05/01/32	68,531	65,865
3.500%, 07/01/33	195,204	186,455
3.500%, 08/01/33	5,127	4,897
3.500%, 09/01/33	211,549	202,066
3.500%, 11/01/33	455,649	435,222
3.500%, 01/01/34	49,413	47,197
3.500%, 02/01/34	77,887	74,777
3.500%, 04/01/34	834,381	794,390
3.500%, 05/01/34	323,118	307,634
3.500%, 10/01/34	67,857	64,603
3.500%, 11/01/34	29,447	28,035
3.500%, 03/01/35	114,211	108,520
4.000%, 06/01/30	15,984	15,575
4.000%, 09/01/30	82,734	80,583
4.000%, 10/01/30	4,545	4,427
4.000%, 11/01/33	140,232	138,962
4.000%, 12/01/40	136,994	129,448
4.000%, 10/01/52	2,421,859	2,222,339
4.500%, 04/01/34	5,375	5,208
4.500%, 06/01/35	17,563	17,022
4.500%, 04/01/41	39,349	38,272
5.000%, 10/01/52	359,809	349,529
5.000%, 05/01/53	6,354,026	6,146,021
5.000%, 06/01/53	7,935,029	7,772,550
5.000%, 09/01/53	750,691	729,522
5.500%, 01/01/33	359	365
5.500%, 05/01/33	482	482
5.500%, 08/01/33	458	460
5.500%, 10/01/33	1,283	1,304
5.500%, 01/01/34	788	792
5.500%, 09/01/34	11,870	11,928
5.500%, 01/01/35	8,925	8,969
5.500%, 07/01/35	526	529
5.500%, 10/01/35	8,029	8,068
5.500%, 11/01/35	23,200	23,491
5.500%, 12/01/35	13,184	13,250
5.500%, 01/01/36	10,933	10,987
5.500%, 04/01/36	5,717	5,745
5.500%, 06/01/36	454,850	457,100
5.500%, 07/01/36	9,412	9,458
5.500%, 08/01/36	11,393	11,420
5.500%, 10/01/36	1,519	1,521
5.500%, 12/01/36	67,643	67,978
5.500%, 02/01/37	6,144	6,175
5.500%, 03/01/37	4,495	4,517
5.500%, 04/01/37	23,330	23,394
5.500%, 06/01/37	30,255	30,405
5.500%, 07/01/37	55,805	56,081
5.500%, 08/01/37	20,308	20,409
5.500%, 09/01/37	3,861	3,880
5.500%, 10/01/37	3,156	3,171
5.500%, 11/01/37	67,347	67,680
5.500%, 12/01/37	4,397	4,421
5.500%, 01/01/38	22,999	23,112
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 02/01/38	58,225	$58,513
5.500%, 03/01/38	28,101	28,215
5.500%, 04/01/38	45,365	45,589
5.500%, 05/01/38	33,921	33,975
5.500%, 06/01/38	92,068	92,525
5.500%, 07/01/38	115,681	116,226
5.500%, 08/01/38	303,665	305,165
5.500%, 09/01/38	79,486	79,879
5.500%, 10/01/38	2,347,210	2,358,819
5.500%, 11/01/38	1,052,700	1,057,918
5.500%, 12/01/38	4,806	4,830
5.500%, 01/01/39	202,816	203,818
5.500%, 02/01/39	48,176	48,415
5.500%, 03/01/39	21,447	21,553
5.500%, 06/01/39	748,815	752,518
5.500%, 09/01/39	16,370	16,451
5.500%, 02/01/40	24,496	24,617
5.500%, 03/01/40	3,561	3,579
5.500%, 05/01/40	772	775
5.500%, 08/01/40	24,611	24,732
5.500%, 02/01/54	35,276	34,797
5.500%, 03/01/54	2,300,281	2,268,998
5.626%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	39,707	40,242
5.927%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,558	4,578
6.000%, 10/01/53	11,432,749	11,504,383
6.000%, 11/01/53	1,048,000	1,053,491
6.000%, 12/01/53	20,355,015	20,415,638
6.000%, 01/01/54	3,339,001	3,348,938
6.032%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	5,338	5,364
6.038%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	10,031	10,211
6.043%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	3,226	3,262
6.140%, 1Y RFUCCT + 1.891%, 11/01/34 (a)	7,265	7,331
6.150%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	6,628	6,696
6.207%, 1Y H15 + 2.107%, 10/01/34 (a)	9,400	9,598
6.211%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	26,620	26,771
6.216%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	9,225	9,423
6.238%, 1Y H15 + 2.108%, 02/01/35 (a)	14,366	14,642
6.269%, 1Y H15 + 2.179%, 09/01/35 (a)	32,262	32,629
6.338%, 1Y H15 + 2.250%, 11/01/31 (a)	4,087	4,063
6.373%, 1Y H15 + 2.250%, 01/01/35 (a)	29,138	29,819
6.375%, 1Y H15 + 2.250%, 11/01/34 (a)	15,933	16,320
6.482%, 1Y H15 + 2.250%, 02/01/35 (a)	12,914	13,217
6.507%, 1Y H15 + 2.436%, 01/01/29 (a)	29,872	29,686
6.552%, 1Y H15 + 2.250%, 08/01/35 (a)	56,189	57,583
6.587%, 1Y H15 + 2.250%, 06/01/35 (a)	140,960	144,513
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	7,538,813	6,889,882
5.638%, SOFR30A + 0.304%, 10/15/43 (a)	3,654,770	3,561,052
5.698%, SOFR30A + 0.364%, 07/15/34 (a)	2,593	2,577
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.353%, 12M MTA + 1.200%, 10/25/44 (a)	276,021	249,545
6.353%, 12M MTA + 1.200%, 02/25/45 (a)	24,870	23,710
6.553%, 12M MTA + 1.400%, 07/25/44 (a)	1,293,715	1,197,269
See accompanying notes to financial statements.
BHFTI-412

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 09/01/28	110,009	$105,230
3.000%, 06/01/30	3,326,201	3,178,948
3.000%, 08/01/49	2,254,336	1,921,875
3.500%, 10/01/24	4,287	4,262
3.500%, 11/01/24	2,293	2,280
3.500%, 02/01/25	25,610	25,361
3.500%, 04/01/25	3,119	3,079
3.500%, 10/01/26	20,852	20,413
3.500%, 12/01/26	60,550	59,244
3.500%, 04/01/27	19,187	18,796
3.500%, 12/01/28	136,784	131,979
3.500%, 03/01/29	105,395	102,245
3.500%, 07/01/29	20,783	20,029
3.500%, 12/01/31	38,036	36,741
3.500%, 05/01/32	144,160	138,556
3.500%, 06/01/32	244,283	234,727
3.500%, 05/01/33	129,341	123,640
3.500%, 06/01/33	168,746	161,623
3.500%, 08/01/33	105,986	101,235
3.500%, 09/01/33	481,028	459,466
3.500%, 10/01/33	248,273	236,639
3.500%, 05/01/34	4,648,555	4,425,812
3.500%, 07/01/34	226,187	215,346
3.500%, 09/01/34	524,786	499,789
3.500%, 02/01/35	30,812	29,333
3.500%, 03/01/35	67,966	64,918
3.500%, 05/01/35	2,294,170	2,194,614
3.500%, 04/01/40	338,810	314,032
3.500%, 05/01/40	3,823,265	3,543,674
4.000%, 02/01/25	6,354	6,317
4.000%, 06/01/25	3,391	3,357
4.000%, 08/01/25	2,411	2,378
4.000%, 02/01/26	6,881	6,782
4.000%, 03/01/26	1,521	1,499
4.000%, 06/01/26	2,533	2,493
4.000%, 04/01/29	8,551	8,335
4.000%, 05/01/29	23,721	23,130
4.000%, 03/01/30	16,080	15,642
4.000%, 05/01/30	25,801	25,100
4.000%, 08/01/30	22,047	21,463
4.000%, 09/01/30	19,238	18,726
4.000%, 10/01/30	666	648
4.000%, 11/01/30	80,277	78,064
4.000%, 12/01/30	11,234	10,921
4.000%, 06/01/31	1,468	1,425
4.000%, 09/01/31	39,945	38,763
4.000%, 11/01/31	2,678	2,578
4.000%, 11/01/33	31,286	30,286
4.000%, 05/01/34	45,442	43,355
4.000%, 05/01/35	17,343	16,417
4.000%, 01/01/41	23,529	22,204
4.000%, 12/01/43	143,882	135,053
4.000%, 06/01/52	442,870	410,880
4.000%, 10/01/52	1,572,377	1,460,046
4.500%, 08/01/24	3	3
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.500%, 10/01/24	1,591	$1,585
4.500%, 11/01/24	418	416
4.500%, 01/01/25	82	82
4.500%, 02/01/25	4,345	4,317
4.500%, 03/01/25	4,595	4,572
4.500%, 04/01/25	4,854	4,827
4.500%, 05/01/25	8,319	8,254
4.500%, 06/01/25	805	801
4.500%, 07/01/25	123,473	122,902
4.500%, 08/01/25	1,228	1,218
4.500%, 09/01/25	3,347	3,322
4.500%, 11/01/25	6,564	6,504
4.500%, 04/01/26	545	543
4.500%, 01/01/27	362	358
4.500%, 04/01/31	7,296	7,185
4.500%, 04/01/39	11,241	10,919
4.500%, 05/01/39	22,176	21,541
4.500%, 12/01/39	3,889	3,778
4.500%, 05/01/40	8,056	7,826
4.500%, 09/01/40	9,048	8,789
4.500%, 12/01/40	30,082	29,221
4.500%, 07/01/41	5,821	5,580
4.500%, 09/01/41	148,714	142,886
4.500%, 03/01/42	19,115	18,497
4.500%, 07/01/42	89,193	85,243
4.500%, 05/01/53	5,083,690	4,800,066
5.000%, 04/01/33	20,663	20,474
5.000%, 07/01/33	30,751	30,406
5.000%, 08/01/33	605	599
5.000%, 09/01/33	524	516
5.000%, 10/01/33	5,072	5,003
5.000%, 11/01/33	124	123
5.000%, 01/01/34	12,346	12,340
5.000%, 04/01/34	34,590	34,386
5.000%, 06/01/34	598	596
5.000%, 12/01/34	11,671	11,513
5.000%, 01/01/35	14,270	14,083
5.000%, 04/01/35	14	14
5.000%, 07/01/35	16,793	16,692
5.000%, 01/01/38	41,058	40,657
5.000%, 04/01/39	7,702	7,620
5.000%, 10/01/39	1,524	1,493
5.000%, 11/01/39	5,460	5,399
5.000%, 06/01/40	9,714	9,596
5.000%, 11/01/42	35,083	34,677
5.000%, 06/01/53	885,029	860,073
5.000%, 07/01/53	9,511,623	9,229,061
5.152%, ECOFC + 1.928%, 12/01/36 (a)	9,901	9,787
5.500%, 01/01/25	349	350
5.500%, 12/01/28	2,576	2,597
5.500%, 06/01/33	15,854	15,819
5.500%, 07/01/33	3,590	3,603
5.500%, 09/01/33	70,644	70,902
5.500%, 11/01/33	84,197	84,608
5.500%, 12/01/33	384	384
See accompanying notes to financial statements.
BHFTI-413

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 04/01/34	661	$663
5.500%, 07/01/34	4,881	4,899
5.500%, 08/01/34	75,609	75,886
5.500%, 09/01/34	1,235	1,239
5.500%, 11/01/34	91,370	91,704
5.500%, 12/01/34	224,550	225,372
5.500%, 01/01/35	80,632	80,927
5.500%, 02/01/35	102,717	103,081
5.500%, 03/01/35	198,063	198,785
5.500%, 04/01/35	24,255	24,373
5.500%, 05/01/35	37,106	37,241
5.500%, 06/01/35	63,269	63,485
5.500%, 08/01/35	47,152	47,325
5.500%, 09/01/35	585,773	587,910
5.500%, 10/01/35	57,402	57,611
5.500%, 12/01/35	304,368	305,476
5.500%, 01/01/36	78,402	78,687
5.500%, 03/01/36	68,206	68,456
5.500%, 05/01/36	547	549
5.500%, 07/01/36	292,095	293,163
5.500%, 09/01/36	34,926	35,054
5.500%, 11/01/36	19,585	19,666
5.500%, 12/01/36	1,147	1,143
5.500%, 02/01/37	390	392
5.500%, 05/01/37	7,386	7,414
5.500%, 08/01/37	264,175	265,142
5.500%, 01/01/38	2,437	2,446
5.500%, 02/01/38	76,862	77,142
5.500%, 03/01/38	353,460	354,758
5.500%, 05/01/38	553,950	555,984
5.500%, 06/01/38	20,100	20,174
5.500%, 09/01/38	17,491	17,555
5.500%, 10/01/38	190,513	191,211
5.500%, 11/01/38	49,282	49,463
5.500%, 01/01/39	14,418	14,471
5.500%, 07/01/39	5,418	5,401
5.500%, 11/01/39	634,761	637,093
5.500%, 02/01/40	127,027	127,494
5.500%, 06/01/40	48,751	48,762
5.500%, 09/01/40	88,421	88,963
5.500%, 07/01/41	1,039,437	1,043,253
5.500%, 02/01/49	58,404	58,458
5.500%, 07/01/53	1,024,467	1,010,536
5.500%, 08/01/53	3,175,524	3,132,341
5.500%, 09/01/53	473,572	467,305
5.500%, 10/01/53	512,557	505,746
5.500%, 02/01/54	2,344,415	2,312,567
5.511%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	235,677	235,039
5.585%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	56,452	56,260
5.600%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,707	1,706
5.717%, ECOFC + 1.743%, 09/01/34 (a)	2,658	2,645
5.748%, 6M RFUCCT + 1.373%, 09/01/35 (a)	102,463	101,354
5.845%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	3,971	3,988
5.893%, 1Y RFUCCT + 1.631%, 01/01/35 (a)	4,343	4,356
5.903%, 1Y H15 + 2.153%, 07/01/32 (a)	11,113	11,207
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.913%, 1Y RFUCCT + 1.538%, 01/01/35 (a)	13,686	$13,972
5.919%, 1Y RFUCCT + 1.669%, 12/01/34 (a)	7,782	7,837
5.920%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	13,185	13,541
5.928%, 1Y RFUCCT + 1.553%, 01/01/35 (a)	11,646	11,899
5.939%, 1Y RFUCCT + 1.564%, 01/01/35 (a)	10,574	10,766
5.969%, 1Y RFUCCT + 1.620%, 02/01/35 (a)	6,317	6,465
6.000%, 12/01/28	5,990	6,084
6.000%, 01/01/29	3,604	3,680
6.000%, 02/01/29	22	23
6.000%, 04/01/29	585	594
6.000%, 06/01/29	686	700
6.000%, 11/01/32	29,865	30,131
6.000%, 12/01/32	35,395	35,814
6.000%, 03/01/33	4,515	4,612
6.000%, 05/01/33	4,491	4,582
6.000%, 07/01/33	4,670	4,763
6.000%, 01/01/34	306	312
6.000%, 09/01/34	3,212	3,253
6.000%, 11/01/34	2,464	2,495
6.000%, 04/01/35	208,902	212,403
6.000%, 05/01/35	5,845	5,984
6.000%, 06/01/35	364	368
6.000%, 07/01/35	12,288	12,420
6.000%, 09/01/35	2,033	2,073
6.000%, 11/01/35	110,809	111,987
6.000%, 12/01/35	7,794	7,885
6.000%, 04/01/36	1,068	1,081
6.000%, 05/01/36	22,762	23,219
6.000%, 06/01/36	1,126	1,140
6.000%, 07/01/36	3,693	3,721
6.000%, 08/01/36	479,513	490,357
6.000%, 09/01/36	60,096	61,237
6.000%, 10/01/36	3,516	3,561
6.000%, 11/01/36	8,572	8,723
6.000%, 12/01/36	4,304	4,350
6.000%, 01/01/37	60,740	62,052
6.000%, 02/01/37	129,110	132,032
6.000%, 04/01/37	30,903	31,440
6.000%, 05/01/37	16,988	17,230
6.000%, 07/01/37	7,678	7,852
6.000%, 08/01/37	8,233	8,419
6.000%, 11/01/37	14,806	15,116
6.000%, 02/01/38	126,676	129,539
6.000%, 03/01/38	2,741	2,776
6.000%, 08/01/38	3,523	3,595
6.000%, 09/01/38	260,835	266,743
6.000%, 10/01/38	20,885	21,358
6.000%, 01/01/39	21,108	21,586
6.000%, 04/01/39	131,067	134,036
6.000%, 07/01/39	26,446	27,023
6.000%, 08/01/39	119,527	122,233
6.000%, 05/01/49	975,921	998,036
6.000%, 11/01/53	11,580,541	11,645,971
6.000%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	95,001	98,173
6.025%, 1Y H15 + 1.900%, 02/01/31 (a)	76,342	76,155
See accompanying notes to financial statements.
BHFTI-414

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.048%, 6M RFUCCT + 1.412%, 06/01/33 (a)	5,262	$5,306
6.060%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	166,370	168,658
6.065%, 1Y RFUCCT + 1.372%, 03/01/35 (a)	9,264	9,265
6.135%, 1Y RFUCCT + 1.885%, 11/01/32 (a)	16,590	16,680
6.143%, 1Y H15 + 2.095%, 10/01/35 (a)	41,279	41,801
6.223%, 1Y H15 + 2.223%, 08/01/35 (a)	56,746	58,008
6.236%, 1Y RFUCCT + 1.672%, 09/01/32 (a)	36,443	36,705
6.244%, 1Y H15 + 2.143%, 11/01/35 (a)	75,275	77,334
6.285%, 1Y H15 + 2.066%, 10/01/28 (a)	32,052	31,975
6.314%, 12M MTA + 1.200%, 08/01/41 (a)	45,812	45,071
6.314%, 12M MTA + 1.200%, 07/01/42 (a)	86,205	85,901
6.314%, 12M MTA + 1.200%, 08/01/42 (a)	91,422	90,592
6.314%, 12M MTA + 1.200%, 10/01/44 (a)	80,339	79,818
6.319%, 1Y H15 + 2.193%, 02/01/35 (a)	15,875	16,285
6.319%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,209	1,213
6.364%, 12M MTA + 1.250%, 09/01/41 (a)	214,040	213,499
6.413%, 1Y H15 + 2.360%, 11/01/34 (a)	342,940	353,370
6.497%, 1Y H15 + 2.302%, 04/01/34 (a)	1,099	1,126
6.523%, 1Y H15 + 2.215%, 09/01/31 (a)	10,589	10,614
6.536%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	18,529	19,021
6.574%, 1Y RFUCCT + 1.650%, 05/01/35 (a)	12,718	13,013
6.606%, 1Y H15 + 2.110%, 07/01/33 (a)	2,704	2,733
6.663%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,688	4,660
6.838%, 12M MTA + 1.717%, 11/01/35 (a)	50,810	50,242
7.156%, 1Y H15 + 2.313%, 05/01/35 (a)	62,534	64,585
7.199%, 6M RFUCCT + 1.507%, 01/01/35 (a)	25,555	25,849
7.355%, 6M RFUCCT + 1.605%, 08/01/36 (a)	13,533	13,555
7.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	188,783	188,905
8.000%, 10/01/25	51	51
Federal National Mortgage Association REMICS
5.830%, SOFR30A + 0.494%, 11/25/42 (a)	1,498,456	1,469,986
5.848%, SOFR30A + 0.514%, 09/18/31 (a)	17,319	17,305
6.081%, 05/25/35 (a)	165,794	168,676
6.350%, SOFR30A + 1.014%, 04/25/32 (a)	7,540	7,571
Federal National Mortgage Association-ACES
2.349%, 01/25/31 (a) (b)	20,698,676	1,469,376
Government National Mortgage Association
3.000%, 11/15/49	1,827,702	1,595,527
3.625%, 1Y H15 + 1.500%, 08/20/27 (a)	4,618	4,540
3.625%, 1Y H15 + 1.500%, 09/20/27 (a)	23,043	22,628
3.625%, 1Y H15 + 1.500%, 07/20/29 (a)	1,818	1,775
3.625%, 1Y H15 + 1.500%, 08/20/29 (a)	2,062	2,013
3.625%, 1Y H15 + 1.500%, 09/20/29 (a)	2,919	2,851
3.625%, 1Y H15 + 1.500%, 08/20/31 (a)	573	566
3.625%, 1Y H15 + 1.500%, 09/20/33 (a)	13,372	13,240
3.750%, 1Y H15 + 1.500%, 11/20/27 (a)	2,413	2,359
3.750%, 1Y H15 + 1.500%, 10/20/28 (a)	221	215
3.750%, 1Y H15 + 1.500%, 10/20/29 (a)	1,210	1,179
3.750%, 1Y H15 + 1.500%, 11/20/30 (a)	3,087	3,008
3.875%, 1Y H15 + 1.500%, 05/20/26 (a)	1,174	1,163
3.875%, 1Y H15 + 1.500%, 06/20/27 (a)	772	769
3.875%, 1Y H15 + 1.500%, 05/20/28 (a)	1,012	1,010
3.875%, 1Y H15 + 1.500%, 05/20/29 (a)	1,779	1,751
3.875%, 1Y H15 + 1.500%, 06/20/30 (a)	2,060	2,029
3.875%, 1Y H15 + 1.500%, 04/20/31 (a)	2,476	2,439
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.875%, 1Y H15 + 1.500%, 04/20/32 (a)	1,826	$1,802
3.875%, 1Y H15 + 1.500%, 05/20/32 (a)	3,517	3,467
4.000%, 03/15/52	9,521,183	8,835,283
4.000%, 1Y H15 + 1.500%, 04/20/30 (a)	2,938	2,899
4.000%, 1Y H15 + 1.500%, 05/20/30 (a)	6,027	5,946
4.250%, 1Y H15 + 2.000%, 10/20/31 (a)	3,218	3,176
4.500%, 12/20/49	10,174	9,798
4.500%, 1Y H15 + 1.500%, 11/20/26 (a)	1,464	1,442
4.500%, 1Y H15 + 1.500%, 10/20/30 (a)	622	613
4.625%, 1Y H15 + 1.500%, 02/20/26 (a)	856	842
4.625%, 1Y H15 + 1.500%, 01/20/27 (a)	466	457
4.625%, 1Y H15 + 1.500%, 02/20/28 (a)	1,516	1,487
4.625%, 1Y H15 + 1.500%, 03/20/28 (a)	2,211	2,164
4.625%, 1Y H15 + 1.500%, 01/20/30 (a)	6,728	6,632
4.625%, 1Y H15 + 1.500%, 03/20/32 (a)	111	110
4.625%, 1Y H15 + 1.500%, 03/20/33 (a)	1,006	1,000
5.000%, 10/15/33	2,155	2,159
5.000%, 12/15/33	7,490	7,505
5.000%, 05/15/34	2,469	2,475
5.000%, 07/15/34	440	438
5.000%, 11/15/35	1,233	1,235
5.000%, 03/15/36	644	645
5.000%, 10/15/38	187,366	188,118
5.000%, 02/15/39	30,855	30,898
5.000%, 03/15/39	45,990	46,131
5.000%, 04/15/39	227,277	226,292
5.000%, 05/15/39	856,786	857,389
5.000%, 06/15/39	229,906	229,398
5.000%, 09/15/39	127,692	129,513
5.000%, 05/15/40	8,551	8,527
5.000%, 09/15/40	96,482	96,454
5.000%, 12/15/40	7,264	7,275
5.000%, 09/15/47	17,468	17,092
5.000%, 03/15/48	1,391,549	1,357,892
5.000%, 04/15/48	1,501,692	1,464,814
5.000%, 01/15/49	1,909,673	1,951,260
5.000%, 05/15/49	284,672	288,182
5.000%, 06/20/49	50,603	49,883
5.000%, 07/20/49	108,091	106,853
5.000%, 06/15/50	391,722	383,280
5.000%, 04/15/52	6,786,839	6,617,008
7.500%, 01/15/26	252	252
Government National Mortgage Association REMICS
5.659%, 12M TSFR + 1.515%, 09/20/67 (a)	4,692,950	4,726,887
5.777%, 1M TSFR + 0.454%, 12/20/62 (a)	37,144	37,008
5.833%, SOFR30A + 0.500%, 01/20/72 (a)	3,922,026	3,839,756
6.037%, 1M TSFR + 0.714%, 08/20/65 (a)	1,459,149	1,453,718
6.037%, 1M TSFR + 0.714%, 10/20/65 (a)	1,912,207	1,912,306
6.087%, 1M TSFR + 0.764%, 06/20/66 (a)	651,000	651,349
6.133%, SOFR30A + 0.800%, 01/20/73 (a)	7,258,333	7,235,327
6.213%, SOFR30A + 0.880%, 03/20/73 (a)	7,929,224	7,935,189
6.233%, SOFR30A + 0.900%, 01/20/73 (a)	12,539,383	12,560,610
6.233%, SOFR30A + 0.900%, 12/20/73 (a)	15,744,964	15,779,278
6.287%, 1M TSFR + 0.964%, 09/20/66 (a)	3,804,276	3,803,643
6.353%, SOFR30A + 1.020%, 12/20/72 (a)	4,977,973	5,017,767
See accompanying notes to financial statements.
BHFTI-415

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
6.437%, 1M TSFR + 1.114%, 12/20/65 (a)	10,632,043	$10,652,730
6.437%, 1M TSFR + 1.114%, 01/20/67 (a)	4,794,456	4,804,545
7.288%, 09/20/66 (a)	5,479,238	5,567,051
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	6,958,609
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (c)	3,000,000	2,451,914
3.000%, TBA (c)	489,950,000	417,108,217
3.500%, TBA (c)	234,300,000	207,404,719
4.000%, TBA (c)	143,800,000	131,650,840
4.500%, TBA (c)	102,100,000	96,252,754
5.000%, TBA (c)	304,100,000	293,881,109
5.500%, TBA (c)	488,400,000	481,627,264
6.000%, TBA (c)	82,300,000	82,503,605
		1,977,763,522
U.S. Treasury — 15.9%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	39,372,937
1.375%, 08/15/50	34,100,000	17,450,941
1.875%, 02/15/41	16,800,000	11,495,531
2.250%, 08/15/49	8,900,000	5,752,320
2.750%, 08/15/42	39,000,000	29,996,484
2.750%, 11/15/42 (d)	2,800,000	2,145,828
2.875%, 05/15/43	83,700,000	64,998,281
2.875%, 08/15/45	3,100,000	2,354,426
2.875%, 05/15/49 (e)	6,300,000	4,653,633
3.000%, 02/15/49	11,000,000	8,332,070
3.125%, 08/15/44	116,300,000	92,944,598
3.250%, 05/15/42	28,700,000	23,865,844
3.375%, 05/15/44	18,000,000	14,996,250
3.875%, 02/15/43	14,400,000	13,016,250
4.250%, 05/15/39	9,600,000	9,381,750
4.375%, 11/15/39	57,100,000	56,455,395
4.375%, 08/15/43	24,000,000	23,165,625
4.500%, 08/15/39	15,100,000	15,150,727
4.625%, 02/15/40	12,800,000	13,004,000
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (f)	28,900,080	16,704,625
0.125%, 02/15/52 (f)	4,279,598	2,428,921
0.250%, 02/15/50 (f)	11,340,606	6,920,426
0.625%, 02/15/43 (f)	1,636,320	1,228,366
0.750%, 02/15/45 (f)	23,831,165	17,845,114
0.875%, 02/15/47 (f)	5,065,125	3,801,943
1.000%, 02/15/46 (f)	1,984,695	1,548,148
1.000%, 02/15/49 (f)	2,740,936	2,081,192
1.375%, 02/15/44 (f)	6,994,936	5,993,687
2.375%, 01/15/25 (f) (g) (h)	12,972,960	12,856,153
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/31 (f) (g) (h)	17,428,679	15,303,891
0.125%, 01/15/32 (f) (g)	18,661,005	16,154,779
0.250%, 01/15/25 (f) (g)	15,221,745	14,906,905
0.625%, 07/15/32 (f)	18,451,242	16,543,813
1.250%, 04/15/28 (f) (g)	24,353,160	23,520,109
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/42	21,300,000	$9,142,911
		615,513,873
Total U.S. Treasury & Government Agencies (Cost $2,761,861,013)		2,593,277,395

Corporate Bonds & Notes—39.6%
Aerospace/Defense — 0.6%
Boeing Co.
2.750%, 02/01/26	12,000,000	11,404,200
4.875%, 05/01/25	5,900,000	5,837,349
6.259%, 05/01/27 (144A)	2,600,000	2,617,576
6.298%, 05/01/29 (144A)	300,000	304,218
6.388%, 05/01/31 (144A)	200,000	203,611
6.528%, 05/01/34 (144A)	200,000	204,780
6.858%, 05/01/54 (144A)	300,000	307,852
7.008%, 05/01/64 (144A)	200,000	204,774
Spirit AeroSystems, Inc.
4.600%, 06/15/28	1,600,000	1,498,524
		22,582,884
Agriculture — 0.8%
BAT International Finance PLC
5.931%, 02/02/29	8,300,000	8,494,054
Imperial Brands Finance PLC
3.125%, 07/26/24 (144A)	9,326,000	9,308,259
3.875%, 07/26/29 (144A)	12,800,000	11,854,704
		29,657,017
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	933,920	853,157
American Airlines Pass-Through Trust
3.600%, 03/22/29	931,516	883,186
3.700%, 04/01/28	2,374,083	2,267,411
British Airways Pass-Through Trust
4.125%, 03/20/33 (144A) †	1,149,738	1,072,205
U.S. Airways Pass-Through Trust
3.950%, 05/15/27	442,059	431,722
United Airlines Pass-Through Trust
2.875%, 04/07/30	3,332,205	3,036,706
3.450%, 01/07/30	1,905,370	1,746,798
5.875%, 04/15/29	7,052,267	7,072,261
		17,363,446
Apparel — 0.1%
Tapestry, Inc.
7.000%, 11/27/26	1,900,000	1,952,693
7.700%, 11/27/30	500,000	522,450
		2,475,143
See accompanying notes to financial statements.
BHFTI-416

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Manufacturers — 3.5%
American Honda Finance Corp.
6.025%, SOFR + 0.670%, 01/10/25 (a)	2,200,000	$2,204,132
6.069%, SOFR + 0.700%, 11/22/24 (a)	3,000,000	3,005,820
Daimler Truck Finance North America LLC
5.000%, 01/15/27 (144A)	3,200,000	3,176,797
6.334%, SOFR + 0.960%, 09/25/27 (144A) (a)	8,100,000	8,110,144
Ford Motor Credit Co. LLC
2.900%, 02/16/28	2,685,000	2,428,671
3.815%, 11/02/27	1,632,000	1,530,983
4.125%, 08/17/27	4,700,000	4,465,919
5.800%, 03/05/27	6,900,000	6,900,155
5.800%, 03/08/29	200,000	199,298
7.350%, 11/04/27	3,190,000	3,323,961
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	11,861,952
5.300%, 01/08/29 (144A)	4,500,000	4,481,900
5.500%, 03/30/26 (144A)	5,900,000	5,893,779
5.650%, 06/26/26 (144A)	2,000,000	2,004,448
6.000%, 07/11/25 (144A)	5,000,000	5,016,291
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	12,360,894
Nissan Motor Co. Ltd.
3.522%, 09/17/25 (144A)	8,100,000	7,859,407
4.345%, 09/17/27 (144A)	5,600,000	5,346,824
4.810%, 09/17/30 (144A)	14,700,000	13,655,546
Toyota Motor Credit Corp.
5.860%, SOFR + 0.520%, 08/22/24 (a)	5,800,000	5,802,786
Volkswagen Bank GmbH
2.500%, 07/31/26 (EUR)	2,000,000	2,085,830
Volkswagen Group of America Finance LLC
2.850%, 09/26/24 (144A)	13,300,000	13,203,914
4.625%, 11/13/25 (144A)	10,900,000	10,769,821
		135,689,272
Banks — 14.0%
ABN AMRO Bank NV
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	7,500,000	7,575,414
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	6,915,887
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (i)	1,700,000	509,772
Banco Santander SA
5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,785,077
6.607%, 11/07/28	3,800,000	3,991,075
Bank of America Corp.
0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,746,216
2.015%, 3M TSFR + 0.902%, 02/13/26 (a)	5,900,000	5,764,965
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,459,530
5.080%, SOFR + 1.290%, 01/20/27 (a)	1,900,000	1,888,597
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	9,903,061
Bank of America NA
6.387%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	7,169,793
Bank of Montreal
4.689%, 07/28/29 (144A)	8,950,000	8,910,032
Banque Federative du Credit Mutuel SA
5.896%, 07/13/26 (144A)	5,900,000	5,947,426
Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays PLC
4.972%, 05/16/29	2,000,000	$1,957,598
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	9,300,000	10,227,519
BNP Paribas SA
4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	10,009,671
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,163,427
BPCE SA
5.281%, 05/30/29 (144A)	2,000,000	1,992,394
6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,929,377
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	7,775,279
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,420,305
Citibank NA
5.488%, 12/04/26	7,400,000	7,439,956
5.864%, 09/29/25	5,500,000	5,527,831
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,644,271
Cooperatieve Rabobank UA
5.500%, 07/18/25	8,400,000	8,411,441
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,729,843
6.316%, SOFR + 1.860%, 10/03/29 (144A) (a)	4,100,000	4,210,796
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,615,901
Deutsche Bank AG
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	11,443,428
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	4,693,785
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	8,943,889
Goldman Sachs Bank USA
6.119%, SOFR + 0.750%, 05/21/27 (a)	5,050,000	5,051,626
Goldman Sachs Group, Inc.
3.272%, 3M TSFR + 1.463%, 09/29/25 (a)	4,900,000	4,868,427
3.750%, 05/22/25	1,675,000	1,647,727
5.798%, SOFR + 1.075%, 08/10/26 (a)	4,900,000	4,901,929
6.430%, SOFR + 1.065%, 08/10/26 (a)	4,900,000	4,921,735
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	5,846,652
7.337%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,726,635
HSBC Holdings PLC
2.804%, SOFR + 1.187%, 05/24/32 (a)	1,400,000	1,171,509
6.254%, SOFR + 2.390%, 03/09/34 (a) (j)	7,500,000	7,809,034
6.934%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,810,014
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,239,339
ING Groep NV
3.950%, 03/29/27	1,100,000	1,061,798
4.625%, 01/06/26 (144A)	6,800,000	6,720,975
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	12,411,672
3.960%, 3M TSFR + 1.507%, 01/29/27 (a)	3,200,000	3,125,741
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	487,767
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	7,926,511
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	7,631,216
6.559%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,124,688
JPMorgan Chase Bank NA
6.371%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	7,804,052
Lloyds Bank PLC
7.500%, 04/02/32 (k)	12,200,000	7,966,591
See accompanying notes to financial statements.
BHFTI-417

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	$5,887,467
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,520,716
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	9,668,196
Mizuho Financial Group, Inc.
1.979%, 3M TSFR + 1.532%, 09/08/31 (a)	9,800,000	8,017,240
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	12,400,000	10,335,518
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	5,900,000	5,717,234
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,247,248
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	7,948,731
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,112,475
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (a)	7,800,000	7,853,379
6.436%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,955,204
NatWest Group PLC
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	7,800,000	7,824,746
Royal Bank of Canada
4.851%, 12/14/26 (144A)	1,300,000	1,295,125
4.875%, 01/19/27	6,900,000	6,854,260
Santander Holdings USA, Inc.
3.450%, 06/02/25	4,800,000	4,696,075
Societe Generale SA
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	5,027,021
Standard Chartered PLC
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	6,000,000	5,914,463
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,613,055
7.776%, 1Y H15 + 3.100%, 11/16/25 (144A) (a)	8,100,000	8,154,424
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	6,500,000	6,240,069
1.902%, 09/17/28	9,800,000	8,588,056
5.464%, 01/13/26	2,900,000	2,899,701
Toronto-Dominion Bank
4.701%, 06/05/27 (144A)	1,100,000	1,091,498
UBS Group AG
4.125%, 04/15/26 (144A)	10,200,000	9,941,588
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	9,900,000	9,889,904
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	4,002,103
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	5,963,335
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	7,177,012
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	11,175,983
Virgin Money U.K. PLC
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	611,924
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,541,102
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	4,973,337
2.406%, 3M TSFR + 1.087%, 10/30/25 (a)	6,400,000	6,327,293
3.908%, SOFR + 1.320%, 04/25/26 (a)	1,700,000	1,674,489
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	7,971,670
Wells Fargo Bank NA
5.450%, 08/07/26	4,700,000	4,714,087
5.550%, 08/01/25	3,100,000	3,104,241
6.442%, SOFR + 1.070%, 12/11/26 (a)	7,300,000	7,387,946
		542,877,109
Security Description	Principal Amount*	Value

Beverages — 0.1%
JDE Peet's NV
4.500%, 01/23/34 (EUR)	2,200,000	$2,401,231
Biotechnology — 0.1%
Royalty Pharma PLC
1.200%, 09/02/25	3,000,000	2,849,116
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	7,000,000	5,836,112
Solvay Finance America LLC
5.650%, 06/04/29 (144A)	1,900,000	1,912,955
		7,749,067
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24	4,000,000	3,983,971
4.450%, 10/01/25	3,000,000	2,958,083
6.100%, 01/15/27	4,900,000	4,971,873
Air Lease Corp.
5.300%, 06/25/26	5,000,000	4,982,462
Ally Financial, Inc.
6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,192,747
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a)	7,700,000	7,729,773
6.338%, SOFR + 1.330%, 10/30/26 (a)	5,000,000	5,049,099
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	10,500,000	10,299,832
5.375%, 07/15/29 (144A)	3,200,000	3,162,715
6.750%, 10/25/28 (144A)	1,900,000	1,980,100
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A)	7,900,000	7,855,269
6.375%, 05/04/28 (144A)	6,300,000	6,397,737
BGC Group, Inc.
3.750%, 10/01/24	1,100,000	1,091,561
8.000%, 05/25/28	4,000,000	4,214,367
Blue Owl Finance LLC
3.125%, 06/10/31 (144A)	13,000,000	10,830,176
Cantor Fitzgerald LP
7.200%, 12/12/28 (144A)	3,300,000	3,393,955
Capital One Financial Corp.
4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	10,622,255
LeasePlan Corp. NV
2.875%, 10/24/24 (144A)	13,100,000	12,976,881
Nomura Holdings, Inc.
2.172%, 07/14/28	500,000	441,406
2.679%, 07/16/30	9,600,000	8,168,666
5.709%, 01/09/26	5,100,000	5,103,327
5.842%, 01/18/28	4,700,000	4,762,495
6.590%, SOFR + 1.250%, 07/02/27 (a)	2,900,000	2,914,500
TER Finance Jersey Ltd.
Zero Coupon, 01/02/25 (144A) † (l) (m)	1,900,000	1,832,045
		132,915,295
See accompanying notes to financial statements.
BHFTI-418

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric — 4.3%
AES Corp.
2.450%, 01/15/31	5,000,000	$4,116,551
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	3,800,000	3,889,895
Ameren Corp.
5.000%, 01/15/29	7,200,000	7,127,686
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	1,690,831
Avangrid, Inc.
3.150%, 12/01/24	7,800,000	7,714,043
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	7,740,705
DTE Energy Co.
5.100%, 03/01/29	3,000,000	2,975,452
Duke Energy Progress LLC
2.000%, 08/15/31	12,600,000	10,274,057
Edison International
3.550%, 11/15/24	2,900,000	2,872,865
Enel Finance International NV
5.125%, 06/26/29 (144A)	7,800,000	7,678,371
Evergy, Inc.
2.450%, 09/15/24	13,500,000	13,404,885
Eversource Energy
5.950%, 02/01/29	5,700,000	5,824,847
FirstEnergy Corp.
4.150%, 07/15/27	1,300,000	1,247,413
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,321,532
4.450%, 05/15/26	6,900,000	6,816,089
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,119,671
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,571,939
Pacific Gas & Electric Co.
3.150%, 01/01/26	10,900,000	10,498,595
3.300%, 12/01/27	1,600,000	1,491,468
3.400%, 08/15/24	4,500,000	4,484,835
3.450%, 07/01/25	3,600,000	3,511,959
3.500%, 06/15/25	2,700,000	2,641,183
4.550%, 07/01/30	5,000,000	4,738,237
5.450%, 06/15/27	5,000,000	5,002,547
5.550%, 05/15/29	5,700,000	5,712,825
PacifiCorp
5.450%, 02/15/34	7,900,000	7,803,963
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	11,892,225
Southern California Edison Co.
5.850%, 11/01/27	3,000,000	3,058,393
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	4,010,678
1.800%, 10/15/30	5,000,000	4,066,506
		165,300,246
Security Description	Principal Amount*	Value

Electronics — 0.2%
Flex Ltd.
4.875%, 06/15/29	8,160,000	$7,904,320
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	1,760,000	1,925,334
		9,829,654
Environmental Control — 0.1%
Republic Services, Inc.
4.875%, 04/01/29	3,800,000	3,768,451
Food — 0.2%
Mondelez International, Inc.
4.625%, 07/03/31 (CAD)	10,700,000	7,791,709
Gas — 0.5%
National Fuel Gas Co.
5.500%, 10/01/26	6,400,000	6,389,199
Southern California Gas Co.
2.950%, 04/15/27	12,500,000	11,768,843
		18,158,042
Healthcare-Services — 0.7%
Centene Corp.
3.000%, 10/15/30	3,900,000	3,334,769
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	11,028,448
HCA, Inc.
3.125%, 03/15/27	7,300,000	6,896,891
3.375%, 03/15/29	5,200,000	4,779,862
		26,039,970
Insurance — 1.3%
Athene Global Funding
5.339%, 01/15/27 (144A)	7,800,000	7,798,045
Corebridge Global Funding
5.750%, 07/02/26 (144A)	2,600,000	2,609,325
Essent Group Ltd.
6.250%, 07/01/29	2,900,000	2,897,937
F&G Annuities & Life, Inc.
6.500%, 06/04/29	4,100,000	4,086,450
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	7,893,144
6.335%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,833,963
New York Life Global Funding
5.936%, SOFR + 0.580%, 01/16/26 (144A) (a)	7,800,000	7,819,848
Pacific Life Global Funding II
5.500%, 07/18/28 (144A)	5,500,000	5,571,977
RGA Global Funding
5.448%, 05/24/29 (144A)	6,000,000	6,014,188
Society of Lloyd's
4.750%, 10/30/24 (GBP)	1,600,000	2,014,511
		50,539,388
Internet — 0.1%
Expedia Group, Inc.
2.950%, 03/15/31	2,561,000	2,214,089
See accompanying notes to financial statements.
BHFTI-419

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Investment Companies — 0.2%
FS KKR Capital Corp.
6.875%, 08/15/29	7,400,000	$7,338,057
Lodging — 0.3%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,244,487
Hyatt Hotels Corp.
4.850%, 03/15/26	2,700,000	2,670,102
Las Vegas Sands Corp.
6.000%, 08/15/29	7,800,000	7,840,254
		12,754,843
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	13,300,000	8,932,513
Paramount Global
2.900%, 01/15/27	300,000	276,873
		9,209,386
Oil & Gas — 0.2%
Petroleos Mexicanos
10.000%, 02/07/33	3,000,000	3,010,923
Pioneer Natural Resources Co.
5.100%, 03/29/26	4,000,000	3,991,162
		7,002,085
Packaging & Containers — 0.4%
WRKCo, Inc.
4.650%, 03/15/26 (j)	14,700,000	14,485,346
Pharmaceuticals — 0.8%
AbbVie, Inc.
3.200%, 05/14/26	1,300,000	1,255,280
3.600%, 05/14/25	700,000	688,677
Bayer U.S. Finance LLC
6.125%, 11/21/26 (144A)	3,900,000	3,941,602
6.250%, 01/21/29 (144A)	7,900,000	8,066,496
6.375%, 11/21/30 (144A)	6,900,000	7,070,928
Bristol-Myers Squibb Co.
4.900%, 02/22/29	7,800,000	7,784,622
CVS Health Corp.
3.750%, 04/01/30	3,900,000	3,589,075
CVS Pass-Through Trust
6.943%, 01/10/30	450,545	455,388
		32,852,068
Pipelines — 0.9%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	8,984,963
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	3,000,000	3,064,366
Enbridge, Inc.
5.900%, 11/15/26	2,700,000	2,730,867
Energy Transfer LP
5.950%, 12/01/25	1,800,000	1,805,511
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Energy Transfer LP
6.050%, 12/01/26	3,800,000	$3,848,496
EnLink Midstream LLC
5.375%, 06/01/29	1,900,000	1,855,500
MPLX LP
5.000%, 03/01/33	1,500,000	1,433,081
Venture Global LNG, Inc.
9.875%, 02/01/32 (144A)	3,800,000	4,136,015
Western Midstream Operating LP
6.350%, 01/15/29	7,000,000	7,219,779
		35,078,578
Real Estate — 0.1%
Logicor Financing SARL
1.625%, 07/15/27 (EUR)	4,500,000	4,445,783
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	1,642,628
		6,088,411
Real Estate Investment Trusts — 3.8%
American Homes 4 Rent LP
4.250%, 02/15/28	1,900,000	1,819,997
American Tower Corp.
5.800%, 11/15/28	1,200,000	1,223,272
Boston Properties LP
2.450%, 10/01/33	1,811,000	1,341,683
Brixmor Operating Partnership LP
4.125%, 06/15/26	5,500,000	5,354,825
Crown Castle, Inc.
2.900%, 03/15/27	12,500,000	11,731,939
EPR Properties
3.750%, 08/15/29	2,500,000	2,229,023
Equinix, Inc.
1.000%, 09/15/25	2,900,000	2,745,329
Extra Space Storage LP
2.400%, 10/15/31	13,500,000	11,091,505
GLP Capital LP/GLP Financing II, Inc.
5.250%, 06/01/25	5,000,000	4,958,147
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	10,800,000	10,118,529
Hudson Pacific Properties LP
4.650%, 04/01/29	2,400,000	1,848,325
Kilroy Realty LP
2.650%, 11/15/33	13,100,000	9,620,846
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	8,611,611
Piedmont Operating Partnership LP
3.150%, 08/15/30	12,900,000	10,278,146
Prologis LP
2.250%, 01/15/32	6,200,000	5,065,078
Realty Income Corp.
3.875%, 04/15/25	10,700,000	10,553,765
SBA Tower Trust
2.328%, 07/15/52 (144A)	13,000,000	11,668,510
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	13,300,000	12,592,064
See accompanying notes to financial statements.
BHFTI-420

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Sun Communities Operating LP
2.700%, 07/15/31	13,200,000	$10,902,299
UDR, Inc.
3.500%, 07/01/27	1,000,000	948,614
Welltower OP LLC
4.250%, 04/01/26	1,102,000	1,079,326
Weyerhaeuser Co.
4.750%, 05/15/26	12,000,000	11,861,900
		147,644,733
Retail — 0.1%
CK Hutchison International 23 Ltd.
4.750%, 04/21/28 (144A)	2,700,000	2,665,738
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,500,000	1,411,324
		4,077,062
Savings & Loans — 0.2%
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,652,455
Semiconductors — 0.6%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	8,769,000	7,022,106
3.187%, 11/15/36 (144A)	8,600,000	6,805,742
4.300%, 11/15/32	12,400,000	11,589,904
		25,417,752
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	13,800,000	12,135,970
Software — 0.6%
Oracle Corp.
3.600%, 04/01/40	6,400,000	4,919,139
3.600%, 04/01/50	10,600,000	7,418,667
VMware LLC
1.400%, 08/15/26	13,500,000	12,430,497
		24,768,303
Telecommunications — 0.2%
T-Mobile USA, Inc.
2.550%, 02/15/31	8,900,000	7,554,983
Water — 0.1%
Thames Water Utilities Finance PLC
7.125%, 04/30/31 (GBP)	2,500,000	2,800,815
Total Corporate Bonds & Notes (Cost $1,610,410,920)		1,537,061,976

Asset-Backed Securities—14.2%
Asset-Backed - Automobile — 1.5%
Ally Auto Receivables Trust
5.760%, 11/15/26	4,661,944	4,664,069
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
BMW Vehicle Lease Trust
5.950%, 08/25/25	4,365,331	$4,369,934
CarMax Auto Owner Trust
5.720%, 11/16/26	4,186,800	4,186,536
Carvana Auto Receivables Trust
6.360%, 04/12/27 (144A)	2,100,155	2,104,348
Drive Auto Receivables Trust
5.830%, 12/15/26	7,172,217	7,173,167
Enterprise Fleet Financing LLC
5.613%, 05/20/25 (144A)	5,335,204	5,337,757
Flagship Credit Auto Trust
4.030%, 12/15/26 (144A)	6,822,662	6,787,798
Ford Credit Auto Lease Trust
5.050%, 06/15/27	1,400,000	1,393,949
Huntington Auto Trust
5.500%, 03/15/27 (144A)	6,000,000	5,994,012
Hyundai Auto Lease Securitization Trust
5.020%, 03/15/27 (144A)	1,300,000	1,294,506
Santander Drive Auto Receivables Trust
6.310%, 07/15/27	4,092,346	4,101,992
SFS Auto Receivables Securitization Trust
5.890%, 03/22/27 (144A)	3,395,187	3,398,290
Tesla Auto Lease Trust
5.860%, 08/20/25 (144A)	2,751,729	2,753,374
Toyota Auto Loan Extended Note Trust
4.930%, 06/25/36 (144A)	3,900,000	3,898,400
		57,458,132
Asset-Backed - Home Equity — 1.0%
ABFC Trust
6.160%, 1M TSFR + 0.814%, 06/25/34 (a)	983,185	954,981
6.285%, 1M TSFR + 0.939%, 07/25/35 (a)	4,812,159	4,474,995
Accredited Mortgage Loan Trust
6.040%, 1M TSFR + 0.404%, 07/25/34 (a)	2,691,310	2,617,313
ACE Securities Corp. Home Equity Loan Trust
5.760%, 1M TSFR + 0.414%, 04/25/36 (a)	1,433,856	1,371,736
5.760%, 1M TSFR + 0.414%, 07/25/36 (a)	7,668,190	2,418,533
Asset-Backed Securities Corp. Home Equity Loan Trust
5.540%, 1M TSFR + 0.194%, 05/25/37 (a)	17,168	11,793
Bear Stearns Asset-Backed Securities I Trust
5.053%, 1M TSFR + 0.804%, 02/25/36 (a)	697,018	691,270
5.710%, 1M TSFR + 0.364%, 04/25/37 (a)	3,757,420	5,922,779
6.465%, 1M TSFR + 1.119%, 06/25/35 (a)	3,457,295	3,381,982
Bear Stearns Asset-Backed Securities Trust
6.260%, 1M TSFR + 0.914%, 10/27/32 (a)	4,194	4,145
Citigroup Mortgage Loan Trust, Inc.
5.780%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	5,326,100	2,850,743
GSAA Home Equity Trust
6.120%, 1M TSFR + 0.774%, 03/25/35 (a)	30,250	29,948
HSI Asset Securitization Corp. Trust
5.800%, 1M TSFR + 0.454%, 12/25/36 (a)	8,339,667	2,077,703
IXIS Real Estate Capital Trust
6.405%, 1M TSFR + 1.059%, 02/25/35 (a)	1,334,378	1,327,911
MASTR Asset-Backed Securities Trust
5.560%, 1M TSFR + 0.214%, 08/25/36 (a)	4,606,092	1,599,830
5.780%, 1M TSFR + 0.434%, 08/25/36 (a)	2,982,265	1,045,180
See accompanying notes to financial statements.
BHFTI-421

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Merrill Lynch Mortgage Investors Trust
5.960%, 1M TSFR + 0.614%, 07/25/37 (a)	8,492,105	$1,972,638
Morgan Stanley ABS Capital I, Inc. Trust
5.520%, 1M TSFR + 0.174%, 05/25/37 (a)	88,844	77,751
NovaStar Mortgage Funding Trust
5.660%, 1M TSFR + 0.314%, 09/25/37 (a)	2,508,073	2,410,787
Option One Mortgage Accept Corp. Asset Back Certificates
6.100%, 1M TSFR + 0.754%, 08/25/33 (a)	6,634	6,495
Option One Mortgage Loan Trust
5.600%, 1M TSFR + 0.254%, 01/25/37 (a)	3,946,646	2,493,421
Renaissance Home Equity Loan Trust
4.284%, 1M TSFR + 0.994%, 08/25/33 (a)	58,665	52,688
Residential Asset Securities Corporation Trust
6.040%, 1M TSFR + 0.404%, 06/25/33 (a)	460,883	431,662
		38,226,284
Asset-Backed - Other — 11.6%
ACAS CLO Ltd.
6.479%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	8,180,756	8,181,222
Adagio V CLO DAC
4.626%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	10,681,556	11,378,846
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
6.240%, 1M TSFR + 0.894%, 05/25/34 (a)	164,421	163,486
Anchorage Capital CLO 6 Ltd.
6.765%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	9,800,000	9,809,800
Arbour CLO DAC
5.114%, 3M EURIBOR + 1.330%, 05/15/38 (144A) (EUR) (a)	5,500,000	5,904,788
ARES European CLO X DAC
4.686%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	9,314,246	9,965,620
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.220%, 1M TSFR + 0.874%, 02/25/36 (a)	3,553,724	2,723,861
BSPDF Issuer Ltd.
6.643%, 1M TSFR + 1.314%, 10/15/36 (144A) (a)	8,545,877	8,384,382
Capital Four U.S. CLO II Ltd.
7.225%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	8,200,000	8,280,926
Carlyle Global Market Strategies CLO Ltd.
6.666%, 3M TSFR + 1.342%, 04/22/32 (144A) (a)	13,500,000	13,511,880
Catamaran CLO Ltd.
6.686%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	7,426,066	7,431,739
Countrywide Asset-Backed Certificates Trust
4.338%, 10/25/46 (a)	540,620	526,587
4.413%, 10/25/32 (a)	860,248	864,602
5.600%, 1M TSFR + 0.254%, 07/25/37 (a)	5,380,191	4,856,282
5.680%, 1M TSFR + 0.334%, 09/25/37 (a)	1,726,389	1,766,443
5.740%, 1M TSFR + 0.394%, 02/25/37 (a)	2,085,178	1,935,808
5.740%, 1M TSFR + 0.394%, 04/25/47 (a)	1,376,031	1,317,455
5.760%, 1M TSFR + 0.414%, 09/25/46 (a)	210,492	209,122
5.760%, 1M TSFR + 0.414%, 03/25/47 (a)	406,158	395,246
Dewolf Park CLO Ltd.
6.510%, 3M TSFR + 1.182%, 10/15/30 (144A) (a)	1,430,327	1,432,424
DLLAD LLC
5.190%, 04/20/26 (144A)	3,371,857	3,365,212
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden 54 Senior Loan Fund
6.477%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	7,448,379	$7,460,878
Dryden 80 CLO Ltd.
6.567%, 3M TSFR + 1.250%, 01/17/33 (144A) (a)	1,400,000	1,400,659
Elevation CLO Ltd.
6.910%, 3M TSFR + 1.582%, 04/15/33 (144A) (a)	7,400,000	7,398,239
Elmwood CLO VII Ltd.
6.947%, 3M TSFR + 1.630%, 01/17/34 (144A) (a)	5,000,000	5,019,450
First Franklin Mortgage Loan Trust
5.740%, 1M TSFR + 0.394%, 12/25/36 (a)	4,388,169	1,767,385
5.770%, 1M TSFR + 0.424%, 10/25/36 (a)	16,312,000	12,594,138
6.390%, 1M TSFR + 1.044%, 10/25/34 (a)	3,440,223	3,359,862
6.885%, 1M TSFR + 1.539%, 10/25/34 (a)	1,466,859	1,454,340
Galaxy XXI CLO Ltd.
6.606%, 3M TSFR + 1.282%, 04/20/31 (144A) (a)	2,401,614	2,404,237
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	9,786,562	8,707,002
GSAMP Trust
5.630%, 1M TSFR + 0.284%, 12/25/36 (a)	2,244,067	1,053,478
6.780%, 1M TSFR + 1.434%, 12/25/34 (a)	3,745,116	3,208,441
Harvest CLO XX DAC
4.577%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	10,312,266	10,999,043
Harvest CLO XXV DAC
4.847%, 3M EURIBOR + 0.950%, 10/21/34 (144A) (EUR) (a)	9,060,000	9,645,904
Home Equity Loan Trust
5.690%, 1M TSFR + 0.344%, 04/25/37 (a)	4,736,665	4,463,529
Home Equity Mortgage Loan Asset-Backed Trust
5.680%, 1M TSFR + 0.334%, 04/25/37 (a)	1,976,640	1,463,628
KREF Ltd.
6.789%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,500,000	12,444,587
LCM XXV Ltd.
6.425%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	5,290,665	5,291,664
Long Beach Mortgage Loan Trust
5.780%, 1M TSFR + 0.434%, 05/25/36 (a)	27,136,363	8,008,587
5.980%, 1M TSFR + 0.634%, 08/25/45 (a)	433,693	416,463
6.240%, 1M TSFR + 0.894%, 08/25/35 (a)	6,625,407	6,448,345
Madison Park Funding XXIX Ltd.
6.507%, 3M TSFR + 1.180%, 10/18/30 (144A) (a)	8,321,798	8,330,070
Madison Park Funding XXXV Ltd.
6.576%, 3M TSFR + 1.252%, 04/20/32 (144A) (a)	7,300,000	7,309,519
Marathon CLO XIII Ltd.
6.534%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	8,000,000	8,004,000
Marathon Static CLO Ltd.
6.475%, 3M TSFR + 1.150%, 07/20/30 (144A) (a)	3,774,351	3,773,230
Marble Point CLO XIV Ltd.
6.525%, 3M TSFR + 1.200%, 01/20/32 (144A) (a)	7,980,613	7,983,845
Merrill Lynch First Franklin Mortgage Loan Trust
6.710%, 1M TSFR + 1.364%, 10/25/37 (a)	8,749,959	7,596,347
MF1 LLC
7.974%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	10,700,000	10,802,206
MF1 Ltd.
7.143%, 1M TSFR + 1.814%, 11/15/35 (144A) (a)	4,619,528	4,619,493
MidOcean Credit CLO II
6.617%, 3M TSFR + 1.292%, 01/29/30 (144A) (a)	130,957	130,970
See accompanying notes to financial statements.
BHFTI-422

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
MMAF Equipment Finance LLC
5.200%, 09/13/27 (144A)	7,800,000	$7,763,037
Morgan Stanley ABS Capital I, Inc. Trust
5.710%, 1M TSFR + 0.364%, 07/25/36 (a)	2,476,719	2,144,177
5.760%, 1M TSFR + 0.414%, 06/25/36 (a)	149,359	123,166
6.080%, 1M TSFR + 0.734%, 12/25/35 (a)	740,214	715,660
Neuberger Berman CLO XIV Ltd.
6.617%, 3M TSFR + 1.292%, 01/28/30 (144A) (a)	11,291,946	11,304,040
OSD CLO Ltd.
6.449%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	9,565,727	9,567,927
Palmer Square European Loan Funding DAC
4.686%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	6,741,302	7,208,547
Park Place Securities, Inc.
6.195%, 1M TSFR + 0.849%, 09/25/35 (a)	3,701,500	3,558,561
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.510%, 1M TSFR + 1.164%, 10/25/34 (a)	2,216,920	2,170,682
7.260%, 1M TSFR + 1.914%, 12/25/34 (a)	3,267,067	3,180,739
Regatta XI Funding Ltd.
6.649%, 3M TSFR + 1.332%, 07/17/31 (144A) (a)	8,740,885	8,738,700
Saranac CLO VII Ltd.
6.817%, 3M TSFR + 1.492%, 11/20/29 (144A) (a)	557,677	557,884
Saxon Asset Securities Trust
5.860%, 1M TSFR + 0.514%, 09/25/47 (a)	1,615,864	1,494,452
Securitized Asset-Backed Receivables LLC Trust
5.960%, 1M TSFR + 0.614%, 03/25/36 (a)	13,332,920	7,996,054
5.960%, 1M TSFR + 0.614%, 05/25/36 (a)	6,398,477	3,297,761
Soundview Home Loan Trust
5.570%, 1M TSFR + 0.224%, 02/25/37 (a)	2,016,711	558,719
Specialty Underwriting & Residential Finance Trust
5.730%, 1M TSFR + 0.384%, 04/25/37 (a)	2,350,415	1,700,106
Starwood Ltd.
6.683%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	13,000,000	12,813,746
Structured Asset Investment Loan Trust
5.610%, 1M TSFR + 0.264%, 09/25/36 (a)	525,395	511,793
6.090%, 1M TSFR + 0.744%, 11/25/35 (a)	3,662,686	3,520,178
Structured Asset Securities Corp. Mortgage Loan Trust
7.260%, 1M TSFR + 1.914%, 08/25/37 (a)	58,518	57,676
Sunrun Demeter Issuer LLC
2.270%, 01/30/57 (144A)	11,747,440	9,602,979
Symphony CLO 39 Ltd.
6.914%, 3M TSFR + 1.590%, 04/25/34 (144A) (a)	7,700,000	7,734,442
TCI-Symphony CLO Ltd.
6.610%, 3M TSFR + 1.282%, 10/13/32 (144A) (a)	11,499,956	11,507,811
TCW CLO Ltd.
6.555%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	7,564,479	7,568,178
THL Credit Wind River CLO Ltd.
6.670%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	4,000,000	4,001,680
Toro European CLO 7 DAC
4.638%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	15,000,000	16,001,815
TSTAT Ltd.
6.925%, 3M TSFR + 1.600%, 07/20/31 (144A) (a)	1,244,481	1,247,198
U.S. Small Business Administration
6.220%, 12/01/28	327,812	326,840
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Venture XIX CLO Ltd.
6.850%, 3M TSFR + 1.522%, 01/15/32 (144A) (a)	2,300,000	$2,303,510
Venture XVII CLO Ltd.
6.470%, 3M TSFR + 1.142%, 04/15/27 (144A) (a)	46,956	46,944
Venture XXVII CLO Ltd.
6.636%, 3M TSFR + 1.312%, 07/20/30 (144A) (a)	10,140,270	10,145,715
Venture XXVIII CLO Ltd.
6.576%, 3M TSFR + 1.252%, 07/20/30 (144A) (a)	7,837,113	7,842,936
Voya CLO Ltd.
6.650%, 3M TSFR + 1.322%, 04/15/31 (144A) (a)	6,715,105	6,721,954
		450,000,877
Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
6.640%, 02/20/41 (144A)	3,021,576	3,022,186
7.533%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	2,870,497	2,870,468
SoFi Professional Loan Program LLC
3.020%, 02/25/40 (144A)	1,034,634	997,147
		6,889,801
Total Asset-Backed Securities (Cost $565,270,405)		552,575,094

Mortgage-Backed Securities—13.4%
Collateralized Mortgage Obligations — 7.0%
Adjustable Rate Mortgage Trust
4.727%, 11/25/35 (a)	118,011	82,650
American Home Mortgage Investment Trust
5.820%, 1M TSFR + 0.474%, 12/25/46 (a)	9,234,091	7,314,569
Banc of America Alternative Loan Trust
6.561%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	309,310	266,987
Banc of America Funding Trust
5.020%, 01/20/47 (a)	45,589	37,912
5.558%, 05/25/35 (a)	185,840	168,432
6.023%, 02/20/36 (a)	366,584	336,292
Banc of America Mortgage Trust
6.000%, 05/25/37	4,233,292	3,149,455
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	11,142,452	9,224,735
BCAP LLC Trust
5.250%, 02/26/36 (144A) (a)	1,878,168	725,801
5.880%, 1M TSFR + 0.534%, 05/25/47 (a)	3,633,705	3,400,276
Bear Stearns ALT-A Trust
4.386%, 11/25/36 (a)	1,422,970	765,602
4.610%, 05/25/36 (a)	962,845	451,798
4.652%, 11/25/36 (a)	1,296,538	662,772
4.984%, 09/25/35 (a)	352,544	202,804
5.310%, 05/25/35 (a)	320,952	298,562
Bear Stearns ARM Trust
3.250%, 02/25/33 (a)	1,913	1,386
6.228%, 10/25/35 (a)	449,078	422,610
Bear Stearns Structured Products, Inc. Trust
4.200%, 12/26/46 (a)	283,159	212,681
5.159%, 01/26/36 (a)	282,263	204,895
See accompanying notes to financial statements.
BHFTI-423

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Chase Home Lending Mortgage Trust
3.250%, 09/25/63 (144A) (a)	6,952,558	$6,167,065
Chase Mortgage Finance Trust
4.360%, 09/25/36 (a)	770,445	594,534
4.642%, 12/25/35 (a)	179,119	163,803
4.675%, 03/25/37 (a)	460,788	429,173
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.710%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	7,222	6,703
CHL Mortgage Pass-Through Trust
4.294%, 09/20/36 (a)	1,084,125	920,815
5.750%, 06/25/37	903,281	427,300
5.860%, 1M TSFR + 0.514%, 04/25/46 (a)	1,146,382	977,722
6.100%, 1M TSFR + 0.754%, 03/25/35 (a)	205,453	189,174
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	675,960	582,538
Citigroup Mortgage Loan Trust, Inc.
4.284%, 10/25/46 (a)	460,702	387,934
6.466%, 1Y H15 + 2.150%, 09/25/35 (a)	39,815	38,199
7.560%, 1Y H15 + 2.100%, 09/25/35 (a)	232,337	228,159
7.780%, 1Y H15 + 2.400%, 10/25/35 (a)	437,987	419,699
CitiMortgage Alternative Loan Trust
6.000%, 1M TSFR + 0.764%, 10/25/36 (a)	3,494,363	2,584,344
Countrywide Alternative Loan Trust
Zero Coupon, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	368,849	13,665
5.500%, 02/25/36	1,307,059	879,942
5.980%, 1M TSFR + 0.634%, 06/25/46 (a)	4,167,996	3,381,452
6.000%, 03/25/35	6,587,683	5,132,224
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,564,163	1,401,981
6.000%, 02/25/37	7,429,666	3,116,437
6.000%, 04/25/37	2,519,825	1,089,178
6.000%, 07/25/37	3,783,250	1,796,446
6.633%, 12M MTA + 1.480%, 01/25/36 (a)	357,695	324,345
Countrywide Reperforming Loan REMICS Trust
5.800%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	453,484	425,879
Credit Suisse First Boston Mortgage Securities Corp.
6.056%, 03/25/32 (144A) (a)	19,668	18,196
CSFB Mortgage-Backed Pass-Through Certificates
6.000%, 11/25/35	756,704	550,643
CSMC Trust
5.739%, 10/27/36 (144A) (a)	7,772,542	6,821,084
DSLA Mortgage Loan Trust
6.146%, 07/19/44 (a)	135,886	123,214
First Horizon Mortgage Pass-Through Trust
6.231%, 08/25/35 (a)	54,686	37,519
Gemgarto PLC
5.823%, SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	2,632,406	3,324,412
GreenPoint MTA Trust
5.900%, 1M TSFR + 0.554%, 06/25/45 (a)	12,564	11,184
GS Mortgage-Backed Securities Corp. Trust
2.500%, 06/25/52 (144A) (a)	10,939,174	8,681,821
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	11,343,065	9,005,770
3.000%, 08/26/52 (144A) (a)	13,286,503	10,974,864
GSR Mortgage Loan Trust
4.373%, 04/25/36 (a)	863,786	558,183
4.619%, 01/25/36 (a)	1,091,447	981,719
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust
5.057%, 09/25/35 (a)	6,302	$5,805
6.000%, 03/25/32	47	46
HarborView Mortgage Loan Trust
5.893%, 1M TSFR + 0.554%, 05/19/35 (a)	288,484	267,674
IndyMac ARM Trust
5.545%, 01/25/32 (a)	4,613	4,321
5.686%, 01/25/32 (a)	205	195
IndyMac INDX Mortgage Loan Trust
5.700%, 1M TSFR + 0.354%, 07/25/36 (a)	1,877,218	1,793,297
5.880%, 1M TSFR + 0.534%, 05/25/46 (a)	2,974,005	2,559,475
JP Morgan Alternative Loan Trust
5.820%, 1M TSFR + 0.474%, 05/25/36 (a)	776,927	599,356
JP Morgan Mortgage Trust
3.000%, 03/25/52 (144A) (a)	11,070,808	9,165,423
4.108%, 12/26/37 (144A) (a)	4,368,961	3,710,409
5.750%, 01/25/36	183,437	80,877
Lehman Mortgage Trust
6.000%, 1M TSFR + 0.714%, 08/25/36 (a)	2,771,898	1,904,089
Lehman XS Trust
5.860%, 1M TSFR + 0.514%, 03/25/47 (a)	9,289,548	7,855,193
MASTR Alternative Loan Trust
5.860%, 1M TSFR + 0.514%, 03/25/36 (a)	610,824	62,824
6.500%, 02/25/35	2,059,015	2,052,491
MASTR Asset Securitization Trust
6.000%, 06/25/36	155,633	87,206
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (a)	3,151,881	2,964,685
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,186,452
Morgan Stanley Re-REMICS Trust
3.479%, 03/26/37 (144A) (k)	1,129,097	1,078,149
MortgageIT Mortgage Loan Trust
5.920%, 1M TSFR + 0.574%, 04/25/36 (a)	1,277,783	1,166,595
New Residential Mortgage Loan Trust
6.864%, 10/25/63 (144A) (k)	6,655,587	6,731,862
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (k)	587,641	292,031
OBX Trust
6.110%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	4,370,479	4,230,368
6.120%, 11/25/62 (144A) (a)	6,335,055	6,331,644
PRKCM Trust
5.335%, 08/25/57 (144A) (a)	6,486,816	6,379,314
PRPM Trust
6.250%, 08/25/68 (144A) (k)	5,385,967	5,363,155
RBSSP Resecuritization Trust
4.977%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	2,473,845	2,413,790
Residential Asset Securitization Trust
6.000%, 06/25/36	2,845,696	1,128,719
Ripon Mortgages PLC
5.934%, SONIA + 0.700%, 08/28/56 (144A) (GBP) (a)	12,028,998	15,201,562
6.384%, SONIA + 1.150%, 08/28/56 (144A) (GBP) (a)	5,777,000	7,278,589
6.734%, SONIA + 1.500%, 08/28/56 (144A) (GBP) (a)	13,223,000	16,634,586
Sequoia Mortgage Trust
6.153%, 1M TSFR + 0.814%, 07/20/33 (a)	41,664	40,044
See accompanying notes to financial statements.
BHFTI-424

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust 6
6.093%, 1M TSFR + 0.754%, 04/19/27 (a)	74,700	$72,474
Structured Adjustable Rate Mortgage Loan Trust
4.271%, 01/25/35 (a)	127,954	124,758
4.825%, 08/25/35 (a)	36,700	30,743
4.987%, 10/25/36 (a)	5,039,359	2,120,114
5.985%, 04/25/35 (a)	1,251,754	1,114,003
Structured Asset Mortgage Investments II Trust
5.953%, 1M TSFR + 0.614%, 07/19/35 (a)	187,949	175,088
Towd Point Mortgage Funding - Granite 6 PLC
6.151%, SONIA + 0.925%, 07/20/53 (144A) (GBP) (a)	7,700,000	9,745,830
Towd Point Mortgage Funding PLC
6.583%, SONIA + 1.350%, 07/20/45 (144A) (GBP) (a)	6,485,034	8,201,810
Towd Point Mortgage Trust
3.750%, 07/25/62 (144A) (a)	5,336,010	4,961,229
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	20,527,252	16,629,370
2.500%, 12/25/51 (144A) (a)	11,307,765	8,963,609
WaMu Mortgage Pass-Through Certificates Trust
4.239%, 06/25/37 (a)	2,802,761	2,337,986
5.960%, 1M TSFR + 0.614%, 02/25/45 (a)	3,467,533	3,286,909
6.553%, 12M MTA + 1.400%, 06/25/42 (a)	21,544	19,574
Wells Fargo Mortgage-Backed Securities Trust
6.389%, 09/25/33 (a)	59,716	57,544
		273,108,806
Commercial Mortgage-Backed Securities — 6.4%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,651,244
225 Liberty Street Trust
3.597%, 02/10/36 (144A)	11,600,000	10,746,757
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	6,582,116
AREIT Trust
6.523%, 1M TSFR + 1.194%, 11/17/38 (144A) (a)	4,731,921	4,697,880
6.583%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	10,215,941	10,116,670
7.571%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	11,499,545	11,571,337
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	11,425,073
3.458%, 03/15/55	13,000,000	11,441,944
4.016%, 03/15/52	13,000,000	12,086,965
4.592%, 05/15/55 (a)	11,000,000	10,160,676
COMM Mortgage Trust
3.545%, 02/10/36 (144A)	11,600,000	10,959,479
CSAIL Commercial Mortgage Trust
3.314%, 11/15/49	1,004,914	987,602
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	10,991,518
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	852,589
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	10,986,738
Extended Stay America Trust
6.524%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	12,709,123	12,661,464
GCT Commercial Mortgage Trust
6.244%, 1M TSFR + 0.914%, 02/15/38 (144A) (a)	4,000,000	3,284,238
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	7,795,093	$6,002,224
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	1,060,371	1,037,278
3.722%, 10/10/49 (144A) (a)	13,346,000	11,997,628
JP Morgan Chase Commercial Mortgage Securities Trust
6.826%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,558,083	3,202,414
7.236%, 10/05/40 (144A)	5,800,000	6,095,357
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	10,935,006
MF1 Multifamily Housing Mortgage Loan Trust
6.293%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	2,481,139	2,471,157
Morgan Stanley Bank of America Merrill Lynch Trust
2.952%, 11/15/49	3,931,249	3,838,334
Morgan Stanley Capital I Trust
2.509%, 04/05/42 (144A) (a)	7,500,000	6,082,150
3.127%, 11/15/52	800,000	719,181
Natixis Commercial Mortgage Securities Trust
7.152%, 1M TSFR + 1.824%, 03/15/35 (144A) (a)	8,550,308	8,534,276
NYO Commercial Mortgage Trust
6.539%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	13,439,891
Ready Capital Mortgage Financing LLC
6.660%, 1M TSFR + 1.314%, 11/25/36 (144A) (a)	6,173,571	6,145,362
7.719%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	1,162,755	1,166,485
7.897%, 1M TSFR + 2.552%, 10/25/39 (144A) (a)	7,697,207	7,711,649
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	7,100,000	6,423,316
Starwood Ltd.
6.523%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	551,937	549,611
		247,555,609
Total Mortgage-Backed Securities (Cost $582,036,046)		520,664,415

Foreign Government—4.9%
Banks — 0.1%
Korea Development Bank
6.057%, 10/23/26 (a)	1,700,000	1,706,354
Sovereign — 4.8%
Brazil Government International Bonds
6.125%, 03/15/34	7,800,000	7,496,297
Brazil Letras do Tesouro Nacional
10.572%, 04/01/25 (BRL)	32,600,000	5,396,743
Chile Government International Bonds
4.340%, 03/07/42	12,500,000	10,763,193
Italy Buoni Poliennali Del Tesoro
1.300%, 05/15/28 (144A) (EUR) (f)	26,153,633	27,561,098
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	4,900,000	4,726,040
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	10,592,456
Mexico Bonos
7.000%, 09/03/26 (MXN)	294,000,000	14,932,372
8.500%, 03/01/29 (MXN)	104,500,000	5,357,060
See accompanying notes to financial statements.
BHFTI-425

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Bonos
8.500%, 05/31/29 (MXN)	19,400,000	$997,740
Mexico Government International Bonds
6.000%, 05/07/36	2,400,000	2,336,598
Mexico Udibonos
2.750%, 11/27/31 (MXN) (f)	186,785,462	8,536,284
3.000%, 12/03/26 (MXN) (f)	51,288,784	2,587,680
4.000%, 11/30/28 (MXN) (f)	96,481,437	4,914,251
4.000%, 08/24/34 (MXN) (f)	36,820,633	1,797,459
Peru Government International Bonds
6.950%, 08/12/31 (PEN)	3,600,000	959,708
Qatar Government International Bonds
5.103%, 04/23/48	1,500,000	1,460,625
Republic of Poland Government International Bonds
5.125%, 09/18/34	3,900,000	3,835,942
Republic of South Africa Government Bonds
10.500%, 12/21/26 (ZAR)	414,600,000	23,642,597
Romania Government International Bonds
5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,242,744
5.625%, 05/30/37 (144A) (EUR)	4,100,000	4,237,215
Saudi Government International Bonds
4.750%, 01/18/28 (144A)	6,000,000	5,926,440
4.750%, 01/16/30 (144A)	7,800,000	7,634,687
5.000%, 01/18/53 (144A)	6,000,000	5,287,068
U.K. Gilts
4.375%, 07/31/54 (GBP)	18,560,000	22,366,025
		186,588,322
Total Foreign Government (Cost $202,995,225)		188,294,676

Municipals—1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	5,824,244
New York State Urban Development Corp.
1.346%, 03/15/26	8,100,000	7,615,821
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	8,717,487
3.057%, 01/01/34	2,000,000	1,700,586
State of Illinois, General Obligation Unlimited
6.725%, 04/01/35	4,840,000	5,085,711
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	5,910,437
Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	2,100,357
Total Municipals (Cost $39,324,559)		36,954,643

Floating Rate Loans (n)—0.4%
Investment Companies — 0.2%
Castlelake LP
First Lien Term Loan, 8.534%, 3M LIBOR + 2.950%, 05/13/31 (l) (m)	6,352,840	5,915,897
Security Description	Principal Amount*	Value

Semiconductors — 0.2%
Broadcom, Inc.
2023 Term Loan A2, 08/15/25 (o)	7,800,000	$7,761,000
Software — 0.0%
Cotiviti Corp.
2024 Term Loan, 8.579%, 1M TSFR + 3.250%, 05/01/31	1,695,750	1,696,545
Total Floating Rate Loans (Cost $15,831,315)		15,373,442

Short-Term Investments—4.9%
Commercial Paper—3.2%
AES Corp.
5.900%, 07/23/24 (p)	7,250,000	7,219,632
Alimentation Couche-Tard, Inc.
5.510%, 07/16/24 (p)	9,800,000	9,772,815
Bacardi-Martini BV
5.830%, 08/08/24 (p)	2,900,000	2,880,621
Constellation Brands, Inc.
5.640%, 07/15/24 (p)	1,650,000	1,645,491
Crown Castle, Inc.
5.840%, 07/30/24 (p)	9,800,000	9,749,203
5.840%, 08/01/24 (p)	9,800,000	9,746,015
Discovery Communications LLC
6.000%, 07/15/24 (p)	9,800,000	9,777,133
Global Payments, Inc.
5.970%, 07/01/24 (p)	7,500,000	7,496,269
Huntington Ingalls Industries, Inc.
5.880%, 07/01/24 (p)	1,650,000	1,649,214
5.880%, 07/02/24 (p)	7,800,000	7,795,041
Intel Corp.
5.500%, 07/23/24 (p)	3,800,000	3,785,620
Marathon Oil Corp.
5.830%, 07/05/24 (p)	5,800,000	5,793,515
NextEra Energy Capital Holdings, Inc.
5.570%, 08/12/24 (p)	5,200,000	5,163,795
5.570%, 08/13/24 (p)	3,500,000	3,475,087
5.580%, 08/12/24 (p)	600,000	595,823
Southern California Edison Co.
5.600%, 07/01/24 (p)	9,250,000	9,245,669
5.600%, 07/02/24 (p)	3,000,000	2,998,126
5.600%, 07/08/24 (p)	5,400,000	5,391,551
5.600%, 07/12/24 (p)	9,400,000	9,383,916
5.600%, 07/18/24 (p)	2,950,000	2,942,199
Targa Resources Corp.
6.000%, 07/22/24 (p)	6,750,000	6,723,333
VW Credit, Inc.
5.570%, 08/21/24 (p)	1,200,000	1,189,963
		124,420,031
Repurchase Agreements—1.7%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.340%, due on 07/01/24, with a maturity value of $29,212,994; collateralized by U.S. Treasury Note at 5.000%, maturing 09/30/25, with a market value of $29,768,505	29,200,000	29,200,000
See accompanying notes to financial statements.
BHFTI-426

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.410%, due on 07/02/24, with a maturity value of $24,903,742; collateralized by U.S. Treasury Note at 5.000%, maturing 09/30/25, with a market value of $25,384,786	24,900,000	$24,900,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $11,717,423; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $11,947,644	11,713,275	11,713,275
		65,813,275
Total Short-Term Investments (Cost $190,282,804)		190,233,306
Total Purchased Options—0.1% (q) (Cost $2,330,759)		1,601,965
Total Investments—145.4% (Cost $5,970,343,046)		5,636,036,912
Other assets and liabilities (net)—(45.4)%		(1,759,099,072)
Net Assets—100.0%		$3,876,937,840

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was
$2,904,250, which is 0.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)
All or a portion of the security was pledged as collateral against open OTC option contracts,
OTC swap contracts and forward foreign currency exchange contracts. As of June 30, 2024, the market value of securities pledged was $480,512.

(e)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2024, the market value of securities pledged was $132,961.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2024, the market value of securities pledged was $36,733,998.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $7,317,943.
(i)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(j)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2024, the market value of securities pledged was $9,779,830.
(k)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.2% of net assets.
(m)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(n)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(o)	This loan will settle after June 30, 2024, at which time the interest rate will be determined.
(p)	The rate shown represents current yield to maturity.
(q)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$1,374,171,397, which is 35.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
British Airways Pass-Through Trust, 4.125%, 03/20/33	10/01/19	$1,149,738	$1,198,047	$1,072,205
TER Finance Jersey Ltd., Zero Coupon, 01/02/25	02/09/24	1,900,000	1,835,506	1,832,045
				$2,904,250
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$15,637,408,068	$455,602,151	$15 ,881,624,294	$323,606,423
See accompanying notes to financial statements.
BHFTI-427

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$15,438,514,985	$15,371,130,459
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	5.250%	02/26/24	02/25/26	USD	(7,633,696)	$(7,633,696)
JPMorgan Securities LLC	5.300%	06/14/24	08/02/24	USD	(1,892,027)	(1,892,027)
Total						$(9,525,723)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a MRA on a net basis as of June 30, 2024 :
Counterparty	Reverse Repurchase Agreements	Collateral Pledged (a)	Net Amount (b)
Barclays Bank PLC	$(7,633,696)	$7,633,696	$—
JPMorgan Securities LLC	(1,892,027)	1,892,027	—
	$(9,525,723)	$9,525,723	$—

(a)
Collateral with a value of $9,779,830 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreement
Corporate Bonds	$—	$—	$(1,892,027)	$(7,633,696)	$(9,525,723)
Total Borrowings	$—	$—	$(1,892,027)	$(7,633,696)	$(9,525,723)
Gross amount of recognized liabilities for secured borrowings transactions					$(9,525,723)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	16,268,103	BNP	07/02/24	USD	10,839,525	$12,924
BRL	267,660	BNP	07/02/24	USD	50,000	(2,119)
BRL	35,002,883	CBNA	07/02/24	USD	6,296,728	(35,144)
BRL	35,120,437	CBNA	08/02/24	USD	6,423,726	(164,068)
BRL	39,037,172	DBAG	07/02/24	USD	7,762,968	(779,699)
BRL	2,052,179	DBAG	07/02/24	USD	408,358	(41,248)
BRL	51,111,707	DBAG	08/02/24	USD	9,601,526	(491,679)
BRL	7,500,000	GSBU	07/02/24	USD	1,383,968	(42,310)
BRL	5,800,000	GSBU	07/02/24	USD	1,077,626	(40,078)
BRL	3,900,000	GSBU	07/02/24	USD	724,368	(26,707)
BRL	5,300,000	GSBU	07/02/24	USD	974,372	(26,267)
See accompanying notes to financial statements.
BHFTI-428

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,900,000	GSBU	07/02/24	USD	719,531	$(21,869)
BRL	2,900,000	GSBU	07/02/24	USD	540,037	(21,263)
BRL	8,400,000	JPMC	07/02/24	USD	1,511,090	(8,434)
BRL	800,000	JPMC	07/02/24	USD	146,700	(3,590)
CAD	40,371,147	CBNA	07/02/24	USD	29,504,408	5,586
CHF	14,180,174	JPMC	07/02/24	USD	15,801,314	(18,384)
CNH	6,726,908	BBP	02/18/25	USD	942,342	(5,039)
CNH	12,287,397	BNP	12/10/24	USD	1,713,365	(9,997)
CNH	12,841,119	CBNA	01/16/25	USD	1,798,728	(13,688)
CNH	106,191,120	DBAG	12/16/24	USD	14,880,000	(152,261)
CNY	1,030,027	JPMC	07/05/24	USD	144,707	(2,905)
CNY	1,031,399	JPMC	08/06/24	USD	144,525	(2,059)
DKK	7,923,152	JPMC	07/02/24	USD	1,136,938	808
EUR	174,760,724	BNP	07/02/24	USD	186,924,070	236,009
GBP	95,208,000	BNP	07/02/24	USD	120,391,373	(38,992)
GBP	5,182,000	BNP	07/02/24	USD	6,586,315	(35,752)
IDR	17,204,250,000	JPMC	07/22/24	USD	1,050,000	336
IDR	151,293,459,351	JPMC	07/26/24	USD	9,328,450	(92,347)
ILS	1,124,000	BNP	07/18/24	USD	303,206	(5,444)
ILS	2,776,000	UBSA	07/18/24	USD	748,489	(13,089)
INR	234,744,501	CBNA	09/24/24	USD	2,813,161	(5,330)
INR	235,471,568	CBNA	09/24/24	USD	2,819,985	(3,457)
INR	235,315,097	CBNA	09/24/24	USD	2,817,099	(2,443)
INR	234,612,222	CBNA	09/24/24	USD	2,805,477	772
INR	235,539,758	CBNA	09/24/24	USD	2,815,168	2,175
INR	235,311,977	CBNA	09/24/24	USD	2,811,760	2,859
INR	235,792,896	CBNA	09/24/24	USD	2,814,967	5,404
INR	1,952,007,733	CBNA	09/24/24	USD	23,271,793	76,604
INR	224,622,138	JPMC	09/24/24	USD	2,680,839	5,916
INR	1,017,690,229	JPMC	09/24/24	USD	12,162,417	10,402
JPY	251,600,000	BNP	07/02/24	USD	1,610,764	(46,963)
KRW	137,395,549	GSBU	07/08/24	USD	100,000	(151)
MXN	248,127	BBP	09/18/24	USD	13,243	158
MYR	1,437,265	GSBU	07/17/24	USD	305,152	(181)
NZD	5,522,000	JPMC	07/02/24	USD	3,393,779	(30,330)
NZD	4,662,000	JPMC	07/02/24	USD	2,860,661	(21,038)
NZD	6,544,441	JPMC	08/02/24	USD	3,988,280	(2,023)
PLN	31,157,333	BBP	07/22/24	USD	7,937,312	(199,166)
PLN	20,691,943	BBP	07/22/24	USD	5,211,541	(72,549)
PLN	2,372,000	CBNA	07/22/24	USD	598,239	(9,136)
PLN	7,285,902	DBAG	07/22/24	USD	1,804,960	4,546
THB	903,638	CBNA	07/19/24	USD	24,689	(31)
TRY	49,956,366	BBP	07/08/24	USD	1,413,353	106,844
TRY	50,534,836	BBP	07/17/24	USD	1,416,494	106,132
TRY	27,225,588	BBP	07/23/24	USD	802,795	12,122
TRY	19,585,909	BBP	07/25/24	USD	574,451	10,513
TRY	15,045,454	BBP	07/26/24	USD	444,974	3,891
TRY	24,743,860	BBP	07/31/24	USD	729,187	5,009
TRY	67,379,136	BBP	08/22/24	USD	1,942,322	9,343
TRY	7,192,209	BBP	08/27/24	USD	204,098	3,104
TRY	52,938,891	BBP	08/29/24	USD	1,510,339	11,507
TRY	33,138,312	BBP	09/17/24	USD	919,436	14,536
TRY	778,613	BNP	08/23/24	USD	22,270	258
TRY	4,256,778	DBAG	03/13/25	USD	89,439	11,208
TRY	98,287,736	GSBU	08/14/24	USD	2,848,012	23,844
TRY	39,976,817	GSBU	09/09/24	USD	1,000,521	135,480
TRY	31,186,638	GSBU	09/10/24	USD	879,054	6,248
See accompanying notes to financial statements.
BHFTI-429

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	84,331,868	JPMC	07/03/24	USD	2,499,611	$80,193
TRY	43,298,134	JPMC	07/11/24	USD	1,273,475	39,802
TRY	30,678,579	JPMC	07/12/24	USD	901,436	28,044
TRY	34,692,556	JPMC	08/07/24	USD	1,014,580	6,918
TRY	35,959,593	JPMC	08/08/24	USD	1,001,660	55,980
TRY	85,957,755	JPMC	08/12/24	USD	2,472,715	44,380
TRY	128,213,666	JPMC	08/26/24	USD	3,514,147	183,576
TRY	61,743,869	JPMC	08/28/24	USD	1,758,834	18,042
TRY	83,898,274	JPMC	11/08/24	USD	2,125,944	116,384
TRY	3,760,932	JPMC	03/12/25	USD	77,617	11,391
ZAR	21,796,487	BNP	07/19/24	USD	1,198,632	(2,122)
ZAR	133,162,000	CBNA	07/19/24	USD	7,333,668	(23,790)
ZAR	151,715,000	DBAG	07/19/24	USD	8,304,175	24,164

Contracts to Deliver
AUD	15,462,103	BBP	07/02/24	USD	10,232,464	(82,302)
AUD	455,000	BNP	07/02/24	USD	301,014	(2,516)
AUD	16,268,103	BNP	08/02/24	USD	10,848,749	(12,859)
AUD	351,000	DBAG	07/02/24	USD	232,340	(1,812)
BRL	267,660	BNP	07/02/24	USD	48,150	269
BRL	35,002,883	CBNA	07/02/24	USD	6,423,726	162,142
BRL	41,089,350	DBAG	07/02/24	USD	7,391,633	41,255
BRL	263,763	GSBU	07/02/24	USD	50,000	2,816
BRL	8,136,237	GSBU	07/02/24	USD	1,463,642	8,169
BRL	20,900,000	GSBU	07/02/24	USD	4,219,580	480,827
BRL	4,200,000	GSBU	04/02/25	USD	751,180	22,911
BRL	3,200,000	GSBU	04/02/25	USD	578,292	23,421
BRL	4,200,000	GSBU	04/02/25	USD	756,430	28,161
BRL	5,700,000	GSBU	04/02/25	USD	1,016,612	28,247
BRL	6,300,000	GSBU	04/02/25	USD	1,135,166	42,762
BRL	8,100,000	GSBU	04/02/25	USD	1,448,931	44,412
BRL	9,200,000	JPMC	07/02/24	USD	1,851,926	206,160
BRL	900,000	JPMC	04/02/25	USD	160,120	4,062
CAD	137,000	BBP	07/02/24	USD	100,376	234
CAD	18,795,283	BNP	07/02/24	USD	13,733,808	(4,932)
CAD	21,456,301	CBNA	07/02/24	USD	15,751,379	67,522
CAD	40,343,690	CBNA	08/02/24	USD	29,504,408	(6,440)
CHF	8,244,000	JPMC	07/02/24	USD	9,114,497	(61,305)
CHF	14,127,780	JPMC	08/02/24	USD	15,801,314	18,025
CHF	5,944,000	UBSA	07/02/24	USD	6,537,716	(78,122)
CNH	169,607,000	BBP	10/25/24	USD	23,599,370	169,657
CNH	12,843,741	BNP	01/16/25	USD	1,798,040	12,636
CNH	19,054,437	JPMC	12/10/24	USD	2,655,707	14,243
CNH	106,233,826	UBSA	12/16/24	USD	14,880,000	146,338
CNY	1,030,749	JPMC	07/05/24	USD	144,525	2,623
DKK	3,115,848	BBP	07/02/24	USD	453,619	6,190
DKK	7,909,160	JPMC	08/02/24	USD	1,136,938	(810)
DKK	4,823,164	UBSA	07/02/24	USD	700,467	7,871
EUR	1,246,000	BNP	07/02/24	USD	1,336,067	1,663
EUR	147,440,724	BNP	07/02/24	USD	159,619,197	1,717,484
EUR	174,760,724	BNP	08/02/24	USD	187,197,047	(236,184)
EUR	8,602,000	JPMC	07/02/24	USD	9,205,243	(7,073)
EUR	2,082,000	JPMC	07/02/24	USD	2,235,823	6,104
EUR	2,980,000	JPMC	07/02/24	USD	3,206,147	14,715
EUR	12,410,000	JPMC	07/02/24	USD	13,459,916	169,421
GBP	100,089,000	BNP	07/02/24	USD	127,854,269	1,331,819
GBP	95,208,000	BNP	08/02/24	USD	120,411,081	36,803
See accompanying notes to financial statements.
BHFTI-430

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	301,000	CBNA	07/02/24	USD	381,518	$1,024
IDR	328,192,000	BBP	07/29/24	USD	20,000	(34)
ILS	4,048,605	UBSA	07/19/24	USD	1,092,505	19,929
JPY	479,336,802	BBP	08/02/24	USD	2,997,850	4,497
JPY	218,600,000	BNP	07/02/24	USD	1,388,968	30,276
JPY	515,354,139	UBSA	07/02/24	USD	3,305,046	101,900
KRW	83,831,805	BNP	07/15/24	USD	60,831	(115)
KRW	38,595,870	BNP	07/15/24	USD	28,006	(53)
KRW	29,784,780	BNP	07/22/24	USD	21,682	20
KRW	42,572,629	BNP	07/22/24	USD	31,045	83
KRW	31,703,091,191	CBNA	07/22/24	USD	22,890,649	(166,564)
KRW	32,549,150	DBAG	07/22/24	USD	23,658	(15)
KRW	7,698,710	GSBU	07/15/24	USD	5,589	(8)
KRW	7,678,799	JPMC	07/15/24	USD	5,574	(9)
KRW	57,449,872	JPMC	07/22/24	USD	41,648	(134)
MXN	20,555,712	BBP	07/15/24	USD	1,112,057	(9,317)
MXN	21,511,000	BBP	09/18/24	USD	1,129,787	(31,957)
MXN	20,983,948	GSBU	07/15/24	USD	1,130,004	(14,732)
MXN	12,663,000	GSBU	09/18/24	USD	678,040	(5,850)
MXN	1,281,000	GSBU	09/18/24	USD	69,292	109
MXN	222,198,428	JPMC	09/18/24	USD	12,278,531	278,259
NZD	3,639,559	UBSA	07/02/24	USD	2,241,601	24,746
PEN	8,580,756	DBAG	09/18/24	USD	2,289,850	57,432
PLN	55,928	BBP	07/22/24	USD	14,205	315
PLN	26,173	CBNA	07/22/24	USD	6,626	125
SGD	5,999	BBP	07/02/24	USD	4,466	42
SGD	1,413,716	BBP	07/02/24	USD	1,051,114	8,550
SGD	68,000	DBAG	07/02/24	USD	50,530	383
SGD	1,352,000	DBAG	07/02/24	USD	1,001,535	4,484
SGD	6,858,420	GSBU	07/02/24	USD	5,078,053	20,221
SGD	122,000	JPMC	07/02/24	USD	89,848	(122)
SGD	19,857,862	JPMC	07/02/24	USD	14,753,515	109,074
SGD	29,636,684	JPMC	08/02/24	USD	21,870,300	(17,978)
THB	1,835,100	BBP	07/19/24	USD	50,116	42
TRY	724,065	BNP	08/16/24	USD	20,842	(268)
TWD	747,568,454	BBP	09/13/24	USD	23,202,000	(23,552)
TWD	53,730,221	BNP	09/13/24	USD	1,665,124	(4,173)
TWD	3,587,643	BNP	09/13/24	USD	111,563	102
TWD	64,568,280	BNP	09/13/24	USD	2,006,410	394
TWD	54,002,255	BNP	09/13/24	USD	1,678,757	1,008
TWD	54,059,647	BNP	09/13/24	USD	1,684,437	4,905
TWD	56,697,291	CBNA	09/13/24	USD	1,757,783	(3,696)
TWD	30,529,667	CBNA	09/13/24	USD	948,863	363
TWD	96,150,596	GSBU	09/13/24	USD	2,981,876	(5,343)
TWD	66,501,137	JPMC	09/13/24	USD	2,064,227	(1,839)
TWD	33,168,865	JPMC	09/13/24	USD	1,030,441	(53)
TWD	66,587,985	JPMC	09/13/24	USD	2,069,428	664
ZAR	614,802	BNP	07/19/24	USD	33,572	(177)
ZAR	132,839,249	GSBU	07/19/24	USD	7,260,716	(31,446)
ZAR	251,626,146	JPMC	07/19/24	USD	13,668,871	(144,053)
Net Unrealized Appreciation						$3,452,336
See accompanying notes to financial statements.
BHFTI-431

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-OAT Futures	09/06/24	156	EUR	19,206,720	$(203,474)
Canada Government Bond 10 Year Futures	09/18/24	431	CAD	51,750,170	257,922
U.S. Treasury Note 10 Year Futures	09/19/24	1,879	USD	206,660,641	2,140,433
U.S. Treasury Note 2 Year Futures	09/30/24	238	USD	48,604,063	120,109
U.S. Treasury Note 5 Year Futures	09/30/24	2,242	USD	238,948,156	1,188,663
U.S. Treasury Ultra Long Bond Futures	09/19/24	109	USD	13,662,469	151,407

Futures Contracts—Short
Euro-Bund Futures	09/06/24	(297)	EUR	(39,091,140)	(64,708)
Japanese Government 10 Year Bond Futures	09/12/24	(85)	JPY	(12,143,100,000)	126,592
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	(1,370)	USD	(155,537,813)	(1,753,587)
United Kingdom Long Gilt Bond Futures	09/26/24	(198)	GBP	(19,318,860)	(87,173)
Net Unrealized Appreciation					$1,876,184
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.275	12/06/24	BNP	700,000	USD	700,000	$84,000	$6,813	$(77,187)
USD Call/CNH Put	CNH	7.300	01/14/25	CBNA	500,000	USD	500,000	52,500	4,740	(47,760)
USD Call/CNH Put	CNH	7.300	02/14/25	BBP	200,000	USD	200,000	21,432	2,053	(19,379)
USD Call/CNH Put	CNH	7.325	12/06/24	BNP	400,000	USD	400,000	50,000	3,024	(46,976)
USD Call/CNH Put	CNH	7.325	01/14/25	BNP	400,000	USD	400,000	38,800	3,398	(35,402)
USD Call/CNH Put	CNH	7.400	12/06/24	BNP	500,000	USD	500,000	45,500	2,574	(42,926)
USD Call/CNH Put	CNH	7.400	12/12/24	DBAG	4,000,000	USD	4,000,000	370,000	21,308	(348,692)
USD Call/CNH Put	CNH	7.400	01/14/25	BNP	500,000	USD	500,000	39,750	3,051	(36,699)
USD Call/CNH Put	CNH	7.400	01/23/25	BNP	500,000	USD	500,000	47,425	3,170	(44,255)
USD Call/CNH Put	CNH	7.450	02/14/25	CBNA	500,000	USD	500,000	47,500	2,846	(44,654)
USD Call/GBP Put	USD	1.200	09/26/24	GSBU	10,100,000	GBP	10,100,000	333,203	19,189	(314,014)
Totals								$1,130,110	$72,166	$(1,057,944)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	2.725%	3M EURIBOR	Pay	11/14/24	GSBU	46,000,000	EUR	46,000,000	$—	$21,377	$21,377
Call - OTC - 1 Yr. IRS	2.749%	3M EURIBOR	Pay	11/13/24	GSBU	70,300,000	EUR	70,300,000	—	34,270	34,270
Call - OTC - 1 Yr. IRS	2.754%	3M EURIBOR	Pay	11/15/24	GSBU	32,400,000	EUR	32,400,000	—	16,604	16,604
Call - OTC - 1 Yr. IRS	2.765%	3M EURIBOR	Pay	11/18/24	GSBU	25,200,000	EUR	25,200,000	—	13,881	13,881
Call - OTC - 1 Yr. IRS	2.800%	3M EURIBOR	Pay	11/20/24	GSBU	33,300,000	EUR	33,300,000	—	21,142	21,142
Call - OTC - 1 Yr. IRS	2.800%	3M EURIBOR	Pay	12/17/24	GSBU	28,800,000	EUR	28,800,000	1	26,956	26,955
Call - OTC - 1 Yr. IRS	2.820%	3M EURIBOR	Pay	11/21/24	GSBU	33,300,000	EUR	33,300,000	—	22,703	22,703
Call - OTC - 1 Yr. IRS	2.840%	3M EURIBOR	Pay	12/05/24	GSBU	38,300,000	EUR	38,300,000	—	34,057	34,057
Call - OTC - 1 Yr. IRS	2.850%	3M EURIBOR	Pay	11/22/24	GSBU	24,300,000	EUR	24,300,000	—	18,276	18,276
Call - OTC - 1 Yr. IRS	2.900%	3M EURIBOR	Pay	12/09/24	GSBU	37,900,000	EUR	37,900,000	—	41,113	41,113
Call - OTC - 1 Yr. IRS	2.900%	3M EURIBOR	Pay	12/13/24	GSBU	38,700,000	EUR	38,700,000	—	44,618	44,618
Call - OTC - 1 Yr. IRS	2.920%	3M EURIBOR	Pay	11/25/24	GSBU	35,200,000	EUR	35,200,000	—	33,221	33,221
Call - OTC - 1 Yr. IRS	2.920%	6M EURIBOR	Pay	12/03/24	GSBU	27,000,000	EUR	27,000,000	—	28,502	28,502
Call - OTC - 1 Yr. IRS	2.930%	3M EURIBOR	Pay	11/29/24	GSBU	63,000,000	EUR	63,000,000	—	65,377	65,377
Call - OTC - 1 Yr. IRS	2.930%	3M EURIBOR	Pay	12/11/24	GSBU	38,700,000	EUR	38,700,000	—	46,952	46,952
Put - OTC - 30 Yr. IRS	3.920%	12M SOFR	Receive	02/27/25	GSBU	6,400,000	USD	6,400,000	279,680	216,915	(62,765)
Put - OTC - 30 Yr. IRS	4.065%	12M SOFR	Receive	06/24/25	DBAG	11,200,000	USD	11,200,000	335,569	392,798	57,229
See accompanying notes to financial statements.
BHFTI-432

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Purchased Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 30 Yr. IRS	4.329%	12M SOFR	Receive	05/29/25	MSCS	11,100,000	USD	11,100,000	$378,894	$253,522	$(125,372)
Totals									$994,144	$1,332,284	$338,140

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.600%	CDX.NA.IG.42.V1	Buy	09/18/24	BNP	40,100,000	USD	40,100,000	$97,590	$59,267	$(38,323)
Put - OTC - 5 Yr. CDS	0.600%	CDX.NA.IG.42.V1	Buy	11/20/24	BNP	26,700,000	USD	26,700,000	54,735	70,309	15,574
Put - OTC - 5 Yr. CDS	0.600%	CDX.NA.IG.42.V1	Buy	11/20/24	GSI	25,800,000	USD	25,800,000	54,180	67,939	13,759
Totals									$206,505	$197,515	$(8,990)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.100	09/26/24	GSBU	(20,200,000)	GBP	(20,200,000)	$(207,041)	$(536)	$206,505

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	2.300%	6M EURIBOR	Receive	11/14/24	GSBU	(5,100,000)	EUR	(5,100,000)	$—	$(21,927)	$(21,927)
Call - OTC - 10 Yr. IRS	2.310%	6M EURIBOR	Receive	11/13/24	GSBU	(7,800,000)	EUR	(7,800,000)	—	(34,192)	(34,192)
Call - OTC - 10 Yr. IRS	2.310%	6M EURIBOR	Receive	11/15/24	GSBU	(3,600,000)	EUR	(3,600,000)	—	(16,151)	(16,151)
Call - OTC - 10 Yr. IRS	2.310%	6M EURIBOR	Receive	11/18/24	GSBU	(2,800,000)	EUR	(2,800,000)	—	(12,953)	(12,953)
Call - OTC - 10 Yr. IRS	2.350%	6M EURIBOR	Receive	11/20/24	GSBU	(3,700,000)	EUR	(3,700,000)	—	(19,782)	(19,782)
Call - OTC - 10 Yr. IRS	2.353%	6M EURIBOR	Receive	12/17/24	GSBU	(3,200,000)	EUR	(3,200,000)	—	(21,762)	(21,762)
Call - OTC - 10 Yr. IRS	2.357%	6M EURIBOR	Receive	11/21/24	GSBU	(3,700,000)	EUR	(3,700,000)	—	(20,438)	(20,438)
Call - OTC - 10 Yr. IRS	2.360%	6M EURIBOR	Receive	11/22/24	GSBU	(2,700,000)	EUR	(2,700,000)	—	(15,192)	(15,192)
Call - OTC - 10 Yr. IRS	2.363%	6M EURIBOR	Receive	12/05/24	GSBU	(4,300,000)	EUR	(4,300,000)	—	(27,366)	(27,366)
Call - OTC - 10 Yr. IRS	2.395%	6M EURIBOR	Receive	12/09/24	GSBU	(4,200,000)	EUR	(4,200,000)	(1)	(30,249)	(30,248)
Call - OTC - 10 Yr. IRS	2.400%	6M EURIBOR	Receive	11/25/24	GSBU	(3,900,000)	EUR	(3,900,000)	—	(25,405)	(25,405)
Call - OTC - 10 Yr. IRS	2.425%	6M EURIBOR	Receive	12/13/24	GSBU	(4,300,000)	EUR	(4,300,000)	—	(34,731)	(34,731)
Call - OTC - 10 Yr. IRS	2.440%	6M EURIBOR	Receive	12/03/24	GSBU	(3,000,000)	EUR	(3,000,000)	—	(23,442)	(23,442)
Call - OTC - 10 Yr. IRS	2.465%	6M EURIBOR	Receive	11/29/24	GSBU	(3,000,000)	EUR	(3,000,000)	—	(24,454)	(24,454)
Call - OTC - 10 Yr. IRS	2.468%	6M EURIBOR	Receive	11/29/24	GSBU	(4,000,000)	EUR	(4,000,000)	—	(32,840)	(32,840)
Call - OTC - 10 Yr. IRS	2.468%	6M EURIBOR	Receive	12/11/24	GSBU	(4,300,000)	EUR	(4,300,000)	—	(38,501)	(38,501)
Call - OTC - 10 Yr. IRS	2.570%	6M EURIBOR	Receive	07/25/24	UBSA	(3,000,000)	EUR	(3,000,000)	(9,322)	(3,457)	5,865
Call - OTC - 10 Yr. IRS	3.710%	12M SOFR	Receive	07/26/24	CBNA	(2,300,000)	USD	(2,300,000)	(8,717)	(7,033)	1,684
Put - OTC - 10 Yr. IRS	2.900%	6M EURIBOR	Pay	07/25/24	UBSA	(3,000,000)	EUR	(3,000,000)	(9,323)	(14,447)	(5,124)
Put - OTC - 10 Yr. IRS	4.060%	12M SOFR	Pay	07/26/24	CBNA	(2,300,000)	USD	(2,300,000)	(8,717)	(9,396)	(679)
Put - OTC - 5 Yr. IRS	4.244%	12M SOFR	Pay	02/27/25	GSBU	(24,300,000)	USD	(24,300,000)	(279,450)	(211,265)	68,185
Put - OTC - 5 Yr. IRS	4.400%	12M SOFR	Pay	06/24/25	DBAG	(43,100,000)	USD	(43,100,000)	(336,180)	(382,767)	(46,587)
Put - OTC - 5 Yr. IRS	4.750%	12M SOFR	Pay	05/29/25	MSCS	(42,600,000)	USD	(42,600,000)	(378,075)	(222,570)	155,505
Totals									$(1,029,785)	$(1,250,320)	$(220,535)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.42.V1	Buy	09/18/24	BNP	(80,200,000)	USD	(80,200,000)	$(93,580)	$(40,478)	$53,102
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.42.V1	Buy	11/20/24	BNP	(53,500,000)	USD	(53,500,000)	(48,150)	(65,536)	(17,386)
See accompanying notes to financial statements.
BHFTI-433

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Written Options — (Continued)
Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.42.V1	Buy	11/20/24	GSI	(51,500,000)	USD	(51,500,000)	$(51,500)	$(63,086)	$(11,586)
Totals									$(193,230)	$(169,100)	$24,130
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.783%	Annually	04/22/27	USD	22,900,000	$(1,541,187)	$—	$(1,541,187)
Pay	12M SOFR	Annually	2.697%	Annually	04/04/25	USD	34,500,000	(638,773)	—	(638,773)
Pay	12M SOFR	Annually	3.050%	Annually	09/08/29	USD	7,300,000	(337,179)	—	(337,179)
Pay	12M SOFR	Annually	3.650%	Annually	11/22/24	USD	15,600,000	(109,001)	—	(109,001)
Pay	12M SOFR	Annually	4.078%	Annually	04/29/34	USD	3,300,000	39,817	—	39,817
Pay	1-Day CDI	Maturity	11.496%	Maturity	01/04/27	BRL	210,400,000	(320,949)	—	(320,949)
Pay	1-Day CDI	Maturity	11.528%	Maturity	01/04/27	BRL	93,900,000	(131,809)	—	(131,809)
Pay	1-Day CDI	Maturity	11.548%	Maturity	01/04/27	BRL	190,300,000	(246,989)	—	(246,989)
Pay	1M TIIE	Monthly	9.430%	Monthly	04/06/29	MXN	7,000,000	(1,893)	—	(1,893)
Pay	1M TIIE	Monthly	9.510%	Monthly	04/06/29	MXN	48,000,000	(4,882)	—	(4,882)
Pay	3M NZDBB	Semi-Annually	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	(650,618)	(363,279)	(287,339)
Pay	3M NZDBB	Semi-Annually	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	(19,162)	1,375	(20,537)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	25,608	(315,124)	340,732
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	65,666	(256,431)	322,097
Pay	6M EURIBOR	Annually	0.550%	Annually	08/10/24	EUR	5,000,000	(21,584)	—	(21,584)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(1,847,559)	—	(1,847,559)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(1,420,285)	—	(1,420,285)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(553,159)	(251,430)	(301,729)
Pay	6M EURIBOR	Annually	2.547%	Annually	03/09/33	EUR	7,100,000	(157,039)	—	(157,039)
Pay	6M EURIBOR	Annually	2.750%	Annually	09/18/34	EUR	52,900,000	(218,437)	587,826	(806,263)
Pay	6M EURIBOR	Annually	2.770%	Annually	04/29/34	EUR	2,200,000	(10,428)	—	(10,428)
Pay	6M EURIBOR	Annually	2.780%	Annually	05/02/29	EUR	3,600,000	(18,042)	—	(18,042)
Pay	6M EURIBOR	Annually	2.860%	Annually	04/24/29	EUR	5,300,000	(7,123)	—	(7,123)
Pay	6M TONA	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	(592,962)	1,447,124	(2,040,086)
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	8,469,209	7,001,378	1,467,831
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	21,428,588	11,149,275	10,279,313
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	2,300,628	1,784,422	516,206
Receive	12M SOFR	Annually	3.500%	Annually	12/18/25	USD	35,800,000	349,472	25,907	323,565
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	1,297,156	—	1,297,156
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	78,900,000	1,433,255	—	1,433,255
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	408,294	—	408,294
Receive	12M SOFR	Annually	3.684%	Annually	01/03/34	USD	1,600,000	31,101	—	31,101
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	22,500,000	365,070	—	365,070
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	46,995	—	46,995
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	105,210	—	105,210
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	76,355	—	76,355
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	109,850	—	109,850
Receive	12M SOFR	Annually	3.743%	Annually	08/15/33	USD	1,500,000	21,361	—	21,361
Receive	12M SOFR	Annually	3.745%	Annually	08/15/33	USD	9,600,000	135,284	—	135,284
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	152,475	—	152,475
Receive	12M SOFR	Annually	3.754%	Annually	08/15/33	USD	10,400,000	139,357	—	139,357
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	170,506	—	170,506
Receive	12M SOFR	Annually	3.854%	Annually	12/29/33	USD	3,300,000	20,100	(1)	20,101
Receive	12M SOFR	Annually	3.950%	Annually	12/19/33	USD	3,500,000	(4,995)	—	(4,995)
Receive	12M SOFR	Annually	4.095%	Annually	02/18/35	USD	11,100,000	(242,929)	—	(242,929)
Receive	12M SOFR	Annually	4.250%	Annually	11/22/33	USD	3,300,000	(81,538)	—	(81,538)
Receive	12M SOFR	Annually	5.150%	Annually	09/13/24	USD	1,000,000	847	270	577
Receive	12M SOFR	Annually	5.160%	Annually	05/31/25	USD	68,500,000	(35,281)	(2,672)	(32,609)
See accompanying notes to financial statements.
BHFTI-434

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	5.388%	Annually	10/18/24	USD	69,500,000	$28,302	$—	$28,302
Receive	12M TONA	Annually	0.500%	Annually	03/15/42	JPY	3,296,900,000	3,068,464	825,444	2,243,020
Receive	12M TONA	Annually	0.662%	Annually	04/19/42	JPY	284,900,000	221,495	—	221,495
Receive	12M TONA	Annually	0.800%	Annually	06/15/52	JPY	1,527,700,000	1,909,866	57,667	1,852,199
Receive	6M CORRA	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	43,550,000	(233,061)	(353,028)	119,967
Receive	6M CORRA	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	10,900,000	(208,363)	(38,961)	(169,402)
Receive	6M EURIBOR	Annually	2.500%	Annually	09/18/54	EUR	43,100,000	54,218	(1,787,696)	1,841,914
Receive	6M EURIBOR	Annually	2.650%	Annually	01/08/34	EUR	3,200,000	47,607	—	47,607
Receive	6M EURIBOR	Annually	2.670%	Annually	04/03/34	EUR	1,500,000	20,621	—	20,621
Receive	6M TONA	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	397,080	(583,337)	980,417
Receive	6M TONA	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	250,762	(389,660)	640,422
Totals								$33,535,392	$18,539,069	$14,996,323
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	1.567%	USD	3,977,000	$(196,595)	$(4,084)	$(192,511)
CDX.NA.HY.36.V1	(5.000%)	Quarterly	06/20/26	1.807%	USD	7,566,000	(453,506)	(73,563)	(379,943)
Totals							$(650,101)	$(77,647)	$(572,454)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.375%, due 01/15/26	5.000%	Quarterly	12/20/28	1.068%	USD	3,800,000	$599,879	$407,017	$192,862
AT&T, Inc. 3.800%, due 02/15/27	1.000%	Quarterly	06/20/28	0.564%	USD	21,100,000	326,628	(98,144)	424,772
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	1.120%	USD	3,400,000	(12,471)	(100,393)	87,922
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	06/20/29	1.385%	USD	13,000,000	(219,687)	(51,755)	(167,932)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.107%	USD	4,700,000	79,623	19,477	60,146
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.149%	USD	500,000	10,124	2,743	7,381
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	0.207%	EUR	5,000,000	20,203	(90,107)	110,310
T-Mobile USA, Inc. 4.750%, due 02/01/28	5.000%	Quarterly	06/20/28	0.390%	USD	7,000,000	1,178,128	959,805	218,323
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/24	0.236%	USD	5,700,000	20,600	7,406	13,194
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	0.486%	USD	500,000	8,289	(5,994)	14,283
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	06/20/28	0.523%	USD	4,900,000	83,795	3,000	80,795
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/28	0.581%	USD	1,200,000	20,335	(2,542)	22,877
Totals							$2,115,446	$1,050,513	$1,064,933
See accompanying notes to financial statements.
BHFTI-435

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banco do Brasil SA 1.350%, due 01/15/25	1.000%	Quarterly	12/20/24	JPMC	0.534%	USD	4,000,000	$8,865	$(23,492)	$32,357
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	1.052%	USD	2,400,000	(2,899)	(56,149)	53,250
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	1.052%	USD	1,700,000	(2,054)	(42,347)	40,293
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	1.052%	USD	3,200,000	(3,866)	(41,133)	37,267
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	1.185%	USD	2,400,000	(12,245)	(65,332)	53,087
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	1.185%	USD	400,000	(2,041)	(8,230)	6,189
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	1.185%	USD	3,200,000	(16,327)	(67,172)	50,845
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	1.185%	USD	1,300,000	(6,633)	(28,558)	21,925
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	1.399%	USD	500,000	(6,334)	(29,779)	23,445
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	1.399%	USD	1,400,000	(17,736)	(83,365)	65,629
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	1.149%	USD	3,100,000	(10,788)	(75,521)	64,733
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	1.149%	USD	36,100,000	(125,631)	(867,355)	741,724
Totals								$(197,689)	$(1,388,433)	$1,190,744
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M FEDL	Monthly	09/25/24	JPMC	iShares iBoxx $ IG Corporate Bond ETF	USD	129,372,000	$828,000	$—	$828,000

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
See accompanying notes to financial statements.
BHFTI-436

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Investments at market value (a)	$197,515
	OTC swap contracts at market value (b)	836,865	OTC swap contracts at market value (b)	$206,554
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	1,232,865	Unrealized depreciation on centrally cleared swap contracts (c) (d)	740,386
			Written options at value	169,100
Foreign Exchange	Investments at market value (a)	72,166
	Unrealized appreciation on forward foreign currency exchange contracts	6,921,321	Unrealized depreciation on forward foreign currency exchange contracts	3,468,985
			Written options at value	536
Interest Rate	Investments at market value (a)	1,332,284
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	25,798,472	Unrealized depreciation on centrally cleared swap contracts (c) (d)	10,802,149
	Unrealized appreciation on futures contracts (d) (e)	3,985,126	Unrealized depreciation on futures contracts (d) (e)	2,108,942
			Written options at value	1,250,320
Total		$40,376,614		$18,746,972

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)	Excludes OTC swap interest receivable of $18,242.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(d)	Financial instrument not subject to a master netting agreement.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$474,739	$(426,815)	$—	$47,924
BNP Paribas SA	3,538,259	(527,259)	(3,011,000)	—
Citibank NA	332,162	(332,162)	—	—
Deutsche Bank AG	557,578	(557,578)	—	—
Goldman Sachs Bank USA	1,572,781	(847,391)	(725,390)	—
Goldman Sachs International	67,939	(67,939)	—	—
JPMorgan Chase Bank NA	2,262,387	(424,985)	(980,000)	857,402
Morgan Stanley Capital Services LLC	253,522	(253,522)	—	—
UBS AG	300,784	(109,115)	—	191,669
	$9,360,151	$(3,546,766)	$(4,716,390)	$1,096,995
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$426,815	$(426,815)	$—	$—
BNP Paribas SA	527,259	(527,259)	—	—
Citibank NA	465,099	(332,162)	—	132,937
Deutsche Bank AG	1,849,481	(557,578)	(377,819)	914,084
Goldman Sachs Bank USA	847,391	(847,391)	—	—
Goldman Sachs International	97,149	(67,939)	—	29,210
See accompanying notes to financial statements.
BHFTI-437

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
JPMorgan Chase Bank NA	$424,985	$(424,985)	$—	$—
Morgan Stanley Capital Services LLC	348,201	(253,522)	(94,679)	—
UBS AG	109,115	(109,115)	—	—
	$5,095,495	$(3,546,766)	$(472,498)	$1,076,231

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$1,225,218	$373,486	$—	$1,598,704
Forward foreign currency transactions	—	—	3,718,701	3,718,701
Futures contracts	(12,877,152)	—	—	(12,877,152)
Swap contracts	(3,208,632)	7,160,785	—	3,952,153
Written options	1,560,554	100,640	—	1,661,194
	$(13,300,012)	$7,634,911	$3,718,701	$(1,946,400)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(543,981)	$(8,990)	$(834,298)	$(1,387,269)
Forward foreign currency transactions	—	—	5,015,575	5,015,575
Futures contracts	21,720,551	—	—	21,720,551
Swap contracts	13,268,237	237,320	—	13,505,557
Written options	(78,054)	24,130	45,579	(8,345)
	$34,366,753	$252,460	$4,226,856	$38,846,069
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$670,818,239
Forward foreign currency transactions	1,323,658,866
Futures contracts long	477,199,790
Futures contracts short	(294,173,642)
Swap contracts	1,957,334,768
Written options	(301,361,695)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,593,277,395	$—	$2,593,277,395
Corporate Bonds & Notes
Aerospace/Defense	—	22,582,884	—	22,582,884
Agriculture	—	29,657,017	—	29,657,017
Airlines	—	17,363,446	—	17,363,446
See accompanying notes to financial statements.
BHFTI-438

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Apparel	$—	$2,475,143	$—	$2,475,143
Auto Manufacturers	—	135,689,272	—	135,689,272
Banks	—	542,877,109	—	542,877,109
Beverages	—	2,401,231	—	2,401,231
Biotechnology	—	2,849,116	—	2,849,116
Chemicals	—	7,749,067	—	7,749,067
Diversified Financial Services	—	131,083,250	1,832,045	132,915,295
Electric	—	165,300,246	—	165,300,246
Electronics	—	9,829,654	—	9,829,654
Environmental Control	—	3,768,451	—	3,768,451
Food	—	7,791,709	—	7,791,709
Gas	—	18,158,042	—	18,158,042
Healthcare-Services	—	26,039,970	—	26,039,970
Insurance	—	50,539,388	—	50,539,388
Internet	—	2,214,089	—	2,214,089
Investment Companies	—	7,338,057	—	7,338,057
Lodging	—	12,754,843	—	12,754,843
Media	—	9,209,386	—	9,209,386
Oil & Gas	—	7,002,085	—	7,002,085
Packaging & Containers	—	14,485,346	—	14,485,346
Pharmaceuticals	—	32,852,068	—	32,852,068
Pipelines	—	35,078,578	—	35,078,578
Real Estate	—	6,088,411	—	6,088,411
Real Estate Investment Trusts	—	147,644,733	—	147,644,733
Retail	—	4,077,062	—	4,077,062
Savings & Loans	—	7,652,455	—	7,652,455
Semiconductors	—	25,417,752	—	25,417,752
Shipbuilding	—	12,135,970	—	12,135,970
Software	—	24,768,303	—	24,768,303
Telecommunications	—	7,554,983	—	7,554,983
Water	—	2,800,815	—	2,800,815
Total Corporate Bonds & Notes	—	1,535,229,931	1,832,045	1,537,061,976
Total Asset-Backed Securities*	—	552,575,094	—	552,575,094
Total Mortgage-Backed Securities*	—	520,664,415	—	520,664,415
Total Foreign Government*	—	188,294,676	—	188,294,676
Total Municipals*	—	36,954,643	—	36,954,643
Floating Rate Loans
Investment Companies	—	—	5,915,897	5,915,897
Semiconductors	—	7,761,000	—	7,761,000
Software	—	1,696,545	—	1,696,545
Total Floating Rate Loans	—	9,457,545	5,915,897	15,373,442
Total Short-Term Investments*	—	190,233,306	—	190,233,306
Total Purchased Options at Value	—	1,601,965	—	1,601,965
Total Investments	$—	$5,628,288,970	$7,747,942	$5,636,036,912
Reverse Repurchase Agreements (Liability)	$—	$(9,525,723)	$—	$(9,525,723)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,921,321	$—	$6,921,321
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,468,985)	—	(3,468,985)
Total Forward Contracts	$—	$3,452,336	$—	$3,452,336
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,985,126	$—	$—	$3,985,126
See accompanying notes to financial statements.
BHFTI-439

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (Unrealized Depreciation)	$(2,108,942)	$—	$—	$(2,108,942)
Total Futures Contracts	$1,876,184	$—	$—	$1,876,184
Total Written Options	$—	$(1,419,956)	$—	$(1,419,956)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$27,031,337	$—	$27,031,337
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(11,542,535)	—	(11,542,535)
Total Centrally Cleared Swap Contracts	$—	$15,488,802	$—	$15,488,802
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$836,865	$—	$836,865
OTC Swap Contracts at Value (Liabilities)	—	(206,554)	—	(206,554)
Total OTC Swap Contracts	$—	$630,311	$—	$630,311

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$6,021,733,690
Gross unrealized appreciation	72,009,346
Gross unrealized (depreciation)	(421,722,459)
Net unrealized appreciation (depreciation)	$(349,713,113)
See accompanying notes to financial statements.
BHFTI-440

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$5,636,036,912
Cash	15,206
Cash denominated in foreign currencies (b)	7,621,115
Cash collateral (c)	14,113,000
OTC swap contracts at market value (d)	836,865
Unrealized appreciation on forward foreign currency exchange contracts	6,921,321
Receivable for:
Investments sold	6,203
TBA securities sold	2,065,872,707
Premiums on written options	18,646
Fund shares sold	53,640
Dividends and interest	34,001,268
Interest on OTC swap contracts	18,242
Variation margin on futures contracts	1,972,413
Variation margin on centrally cleared swap contracts	4,418,292
Prepaid expenses	30,044
Total Assets	7,771,935,874
Liabilities
Written options at value (e)	1,419,956
Reverse repurchase agreements	9,525,723
OTC swap contracts at market value (f)	206,554
Cash collateral (g)	21,601,000
Unrealized depreciation on forward foreign currency exchange contracts	3,468,985
Payable for:
Investments purchased	75,954,039
TBA securities purchased	3,778,337,225
Fund shares redeemed	1,793,865
Interest on reverse repurchase agreements	144,252
Accrued Expenses:
Management fees	1,437,621
Distribution and service fees	417,097
Deferred trustees’ fees	197,576
Other expenses	494,141
Total Liabilities	3,894,998,034
Net Assets	$3,876,937,840
Net Assets Consist of:
Paid in surplus	$4,635,344,237
Distributable earnings (Accumulated losses)	(758,406,397)
Net Assets	$3,876,937,840
Net Assets
Class A	$1,846,492,442
Class B	2,011,738,284
Class E	18,707,114
Capital Shares Outstanding*
Class A	191,355,521
Class B	212,761,410
Class E	1,952,551
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.65
Class B	9.46
Class E	9.58

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $5,970,343,046.
(b)	Identified cost of cash denominated in foreign currencies was $7,708,744.
(c)	Includes collateral of $1,652,000 for futures contracts, $282,000 for reverse repurchase agreements, and $12,179,000 for centrally cleared swap contracts.
(d)	Net premium received on OTC swap contracts was $23,492.
(e)	Premiums received on written options were $1,430,056.
(f)	Net premium received on OTC swap contracts was $1,364,941.
(g)	Includes collateral of $5,407,000 for OTC swap contracts, OTC option contracts and forward foreign currency exchange contracts contracts and $16,194,000 for TBA securities.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Interest	$98,800,885
Total investment income	98,800,885
Expenses
Management fees	9,340,225
Administration fees	84,995
Custodian and accounting fees	250,572
Distribution and service fees—Class B	2,509,731
Distribution and service fees—Class E	14,283
Interest expense	2,536,861
Audit and tax services	64,548
Legal	22,522
Trustees’ fees and expenses	35,664
Shareholder reporting	64,836
Insurance	17,557
Miscellaneous	22,507
Total expenses	14,964,301
Less management fee waiver	(635,244)
Net expenses	14,329,057
Net Investment Income	84,471,828
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(71,306,516)
Purchased options	1,598,704
Futures contracts	(12,877,152)
Written options	1,661,194
Swap contracts	3,952,153
Foreign currency transactions	(1,210,616)
Forward foreign currency transactions	3,718,701
Net realized gain (loss)	(74,463,532)
Net change in unrealized appreciation (depreciation) on:
Investments	(40,016,706)
Purchased options	(1,387,269)
Futures contracts	21,720,551
Written options	(8,345)
Swap contracts	13,505,556
Foreign currency transactions	(139,550)
Forward foreign currency transactions	5,015,575
Net change in unrealized appreciation (depreciation)	(1,310,188)
Net realized and unrealized gain (loss)	(75,773,720)
Net Increase (Decrease) in Net Assets From Operations	$8,698,108
See accompanying notes to financial statements.
BHFTI-441

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$84,471,828	$148,272,225
Net realized gain (loss)	(74,463,532)	(133,757,054)
Net change in unrealized appreciation (depreciation)	(1,310,188)	215,705,736
Increase (decrease) in net assets from operations	8,698,108	230,220,907
From Distributions to Shareholders
Class A	(56,680,185)	(57,943,724)
Class B	(58,200,005)	(58,680,150)
Class E	(552,552)	(582,446)
Total distributions	(115,432,742)	(117,206,320)
Increase (decrease) in net assets from capital share transactions	39,411,457	(83,752,115)
Total increase (decrease) in net assets	(67,323,177)	29,262,472
Net Assets
Beginning of period	3,944,261,017	3,914,998,545
End of period	$3,876,937,840	$3,944,261,017

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,078,692	$10,625,213	5,350,296	$51,947,225
Reinvestments	5,861,446	56,680,185	6,086,526	57,943,724
Redemptions	(5,652,954)	(55,435,523)	(14,075,210)	(135,158,654)
Net increase (decrease)	1,287,184	$11,869,875	(2,638,388)	$(25,267,705)
Class B
Sales	5,981,816	$57,567,126	9,087,214	$85,828,800
Reinvestments	6,145,724	58,200,005	6,282,671	58,680,150
Redemptions	(9,118,065)	(87,647,141)	(21,545,328)	(202,790,469)
Net increase (decrease)	3,009,475	$28,119,990	(6,175,443)	$(58,281,519)
Class E
Sales	51,370	$500,630	180,902	$1,752,223
Reinvestments	57,558	552,552	61,569	582,446
Redemptions	(167,505)	(1,631,590)	(265,811)	(2,537,560)
Net increase (decrease)	(58,577)	$(578,408)	(23,340)	$(202,891)
Increase (decrease) derived from capital shares transactions		$39,411,457		$(83,752,115)
See accompanying notes to financial statements.
BHFTI-442

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.92	$9.64	$11.63	$12.53	$12.00	$11.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.38	0.28	0.25	0.29	0.35
Net realized and unrealized gain (loss)	(0.19)	0.21	(1.94)	(0.39)	0.75	0.63
Total income (loss) from investment operations	0.03	0.59	(1.66)	(0.14)	1.04	0.98
Less Distributions
Distributions from net investment income	(0.30)	(0.31)	(0.33)	(0.25)	(0.51)	(0.37)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.51)	0.00	0.00
Total distributions	(0.30)	(0.31)	(0.33)	(0.76)	(0.51)	(0.37)
Net Asset Value, End of Period	$9.65	$9.92	$9.64	$11.63	$12.53	$12.00
Total Return (%) (b)	0.34 (c)	6.22	(14.34)	(1.13)	8.82	8.69
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64 (d)	0.57	0.52	0.50	0.59	0.86
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51 (d)	0.51	0.51	0.50	0.51	0.51
Net ratio of expenses to average net assets (%) (e)	0.61 (d)	0.54	0.48	0.46	0.55	0.82
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.48 (d)	0.48	0.47	0.46	0.47	0.46
Ratio of net investment income (loss) to average net assets (%)	4.50 (d)	3.94	2.72	2.06	2.38	2.99
Portfolio turnover rate (%)	293 (c)(g)	524 (g)	423 (g)	326 (g)	504 (g)	582 (g)
Net assets, end of period (in millions)	$1,846.5	$1,886.1	$1,857.1	$2,488.0	$2,424.1	$2,522.9

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.72	$9.44	$11.39	$12.29	$11.78	$11.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.35	0.25	0.21	0.26	0.32
Net realized and unrealized gain (loss)	(0.18)	0.21	(1.90)	(0.38)	0.73	0.62
Total income (loss) from investment operations	0.02	0.56	(1.65)	(0.17)	0.99	0.94
Less Distributions
Distributions from net investment income	(0.28)	(0.28)	(0.30)	(0.22)	(0.48)	(0.34)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.51)	0.00	0.00
Total distributions	(0.28)	(0.28)	(0.30)	(0.73)	(0.48)	(0.34)
Net Asset Value, End of Period	$9.46	$9.72	$9.44	$11.39	$12.29	$11.78
Total Return (%) (b)	0.20 (c)	6.05	(14.56)	(1.39)	8.51	8.46
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (d)	0.82	0.77	0.75	0.84	1.11
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76 (d)	0.76	0.76	0.75	0.76	0.76
Net ratio of expenses to average net assets (%) (e)	0.86 (d)	0.79	0.73	0.71	0.80	1.07
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.73 (d)	0.73	0.72	0.71	0.72	0.71
Ratio of net investment income (loss) to average net assets (%)	4.25 (d)	3.69	2.47	1.81	2.13	2.74
Portfolio turnover rate (%)	293 (c)(g)	524 (g)	423 (g)	326 (g)	504 (g)	582 (g)
Net assets, end of period (in millions)	$2,011.7	$2,038.4	$2,038.5	$2,738.3	$2,765.6	$2,657.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-443

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.85	$9.56	$11.52	$12.42	$11.90	$11.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.36	0.25	0.23	0.27	0.33
Net realized and unrealized gain (loss)	(0.19)	0.21	(1.91)	(0.39)	0.74	0.63
Total income (loss) from investment operations	0.02	0.57	(1.66)	(0.16)	1.01	0.96
Less Distributions
Distributions from net investment income	(0.29)	(0.28)	(0.30)	(0.23)	(0.49)	(0.35)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.51)	0.00	0.00
Total distributions	(0.29)	(0.28)	(0.30)	(0.74)	(0.49)	(0.35)
Net Asset Value, End of Period	$9.58	$9.85	$9.56	$11.52	$12.42	$11.90
Total Return (%) (b)	0.19 (c)	6.13	(14.45)	(1.30)	8.63	8.59
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (d)	0.72	0.67	0.65	0.74	1.01
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66 (d)	0.66	0.66	0.65	0.66	0.66
Net ratio of expenses to average net assets (%) (e)	0.76 (d)	0.69	0.63	0.61	0.70	0.97
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.63 (d)	0.63	0.62	0.61	0.62	0.61
Ratio of net investment income (loss) to average net assets (%)	4.34 (d)	3.79	2.39	1.92	2.23	2.84
Portfolio turnover rate (%)	293 (c)(g)	524 (g)	423 (g)	326 (g)	504 (g)	582 (g)
Net assets, end of period (in millions)	$18.7	$19.8	$19.4	$77.2	$35.6	$35.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2024 and for the years ended December 31, 2023 and
2022. (see Note 6 of the Notes to Financial Statements).

(g)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 17%,  24%, 23%, 28%, 34%, and 26% for the six months ended June 30,
2024, and for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.
BHFTI-444

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—51.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.7%
Airbus SE	1,594	$219,790
Axon Enterprise, Inc. (a)	739	217,443
BAE Systems PLC	11,524	192,422
General Dynamics Corp.	975	282,887
General Electric Co.	8,746	1,390,352
HEICO Corp. (b)	1,484	331,837
Howmet Aerospace, Inc.	27,998	2,173,485
Huntington Ingalls Industries, Inc.	710	174,894
Kongsberg Gruppen ASA	2,626	213,909
Rolls-Royce Holdings PLC (a)	25,145	145,348
RTX Corp.	3,660	367,427
Safran SA	1,381	290,543
TransDigm Group, Inc.	853	1,089,801
		7,090,138
Air Freight & Logistics — 0.1%
DSV AS	1,188	181,795
FedEx Corp.	723	216,784
InPost SA (a)	7,874	138,165
United Parcel Service, Inc. - Class B	2,900	396,865
		933,609
Automobile Components — 0.1%
Aptiv PLC (a)	1,327	93,447
Autoliv, Inc.	1,118	119,615
Bridgestone Corp.	3,800	149,772
Gentex Corp. (b)	7,459	251,443
Niterra Co. Ltd.	4,900	142,907
Sumitomo Electric Industries Ltd.	16,900	264,023
		1,021,207
Automobiles — 0.6%
Ferrari NV	1,343	549,096
Ford Motor Co.	11,476	143,909
General Motors Co.	4,985	231,603
Honda Motor Co. Ltd.	43,500	467,960
Isuzu Motors Ltd.	5,900	78,401
Mazda Motor Corp.	13,400	130,224
Mercedes-Benz Group AG	2,808	194,044
Rivian Automotive, Inc. - Class A (a) (b)	2,297	30,826
Stellantis NV	8,715	171,405
Suzuki Motor Corp.	9,600	111,103
Tesla, Inc. (a)	16,216	3,208,822
Toyota Motor Corp.	60,100	1,237,357
Yamaha Motor Co. Ltd. (b)	16,700	155,275
		6,710,025
Banks — 2.6%
ANZ Group Holdings Ltd.	12,244	230,558
Banco Bilbao Vizcaya Argentaria SA	34,594	345,121
Banco Santander SA	66,043	306,100
Bank Negara Indonesia Persero Tbk. PT	412,100	116,544
Bank of America Corp.	58,772	2,337,362
Bank of Montreal	2,893	242,830
Bank of Nova Scotia	3,822	174,833
Security Description	Shares	Value
Banks—(Continued)
Bank OZK	1,300	$53,300
Barclays PLC	60,497	159,611
BNP Paribas SA	9,067	581,013
CaixaBank SA	40,257	213,044
Citigroup, Inc.	12,288	779,796
Commonwealth Bank of Australia	4,095	347,638
Danske Bank AS	7,031	209,322
DBS Group Holdings Ltd.	34,320	904,355
Erste Group Bank AG	3,446	163,206
Eurobank Ergasias Services & Holdings SA - Class A (a)	30,633	66,326
First Horizon Corp.	16,666	262,823
HSBC Holdings PLC	100,235	868,892
Huntington Bancshares, Inc. (b)	13,401	176,625
ING Groep NV - Series N	16,437	281,643
Intesa Sanpaolo SpA	73,817	275,627
JPMorgan Chase & Co.	38,735	7,834,541
KBC Group NV	2,206	155,608
Lloyds Banking Group PLC	213,076	147,621
M&T Bank Corp.	1,365	206,606
Mediobanca Banca di Credito Finanziario SpA	7,423	109,253
Mitsubishi UFJ Financial Group, Inc.	28,000	302,089
Mizuho Financial Group, Inc.	40,090	839,499
National Australia Bank Ltd.	11,915	287,676
National Bank of Canada	661	52,429
Nordea Bank Abp	13,517	161,094
Oversea-Chinese Banking Corp. Ltd.	39,000	414,774
PNC Financial Services Group, Inc.	3,761	584,760
Popular, Inc.	1,323	116,993
Regions Financial Corp.	9,887	198,135
Royal Bank of Canada	10,050	1,069,977
Skandinaviska Enskilda Banken AB - Class A	14,468	214,311
Societe Generale SA	7,056	164,748
Standard Chartered PLC	12,343	111,214
Sumitomo Mitsui Financial Group, Inc.	13,100	876,250
Toronto-Dominion Bank	14,309	786,548
Truist Financial Corp.	13,242	514,452
U.S. Bancorp	14,944	593,277
UniCredit SpA	16,429	612,152
United Overseas Bank Ltd.	16,800	387,939
Wells Fargo & Co.	28,890	1,715,777
Westpac Banking Corp.	11,792	213,987
		27,768,279
Beverages — 0.8%
Anheuser-Busch InBev SA	3,972	229,448
Celsius Holdings, Inc. (a) (b)	2,695	153,858
Coca-Cola Co.	65,246	4,152,908
Diageo PLC	7,905	248,694
Kirin Holdings Co. Ltd. (b)	38,100	491,461
Monster Beverage Corp. (a)	8,310	415,084
Nongfu Spring Co. Ltd. - Class H	25,400	120,461
PepsiCo, Inc.	16,543	2,728,437
Pernod Ricard SA	958	130,372
		8,670,723
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-445

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology — 0.9%
AbbVie, Inc.	11,835	$2,029,939
Alnylam Pharmaceuticals, Inc. (a)	309	75,087
Amgen, Inc.	6,440	2,012,178
Argenx SE (a)	181	78,243
Biogen, Inc. (a) (b)	402	93,192
CSL Ltd.	1,378	270,223
Exact Sciences Corp. (a) (b)	842	35,574
Gilead Sciences, Inc.	7,503	514,781
GRAIL, Inc. (a)	78	1,194
Incyte Corp. (a) (b)	1,096	66,439
Moderna, Inc. (a) (b)	893	106,044
Neurocrine Biosciences, Inc. (a)	2,232	307,279
Regeneron Pharmaceuticals, Inc. (a)	857	900,733
United Therapeutics Corp. (a)	2,566	817,399
Vertex Pharmaceuticals, Inc. (a)	3,498	1,639,583
		8,947,888
Broadline Retail — 2.0%
Alibaba Group Holding Ltd.	13,400	120,467
Amazon.com, Inc. (a)	91,185	17,621,501
Dollarama, Inc.	9,876	901,730
eBay, Inc.	13,076	702,443
Etsy, Inc. (a)	647	38,160
JD.com, Inc. - Class A	8,650	111,753
MercadoLibre, Inc. (a)	639	1,050,133
PDD Holdings, Inc. (ADR) (a)	2,609	346,866
Prosus NV	4,765	168,801
Wesfarmers Ltd.	5,477	237,176
		21,299,030
Building Products — 0.6%
A O Smith Corp.	3,648	298,333
AGC, Inc. (b)	2,500	81,064
Armstrong World Industries, Inc. (b)	2,054	232,595
Assa Abloy AB - Class B	19,872	563,174
Carlisle Cos., Inc.	857	347,265
Carrier Global Corp. (b)	15,933	1,005,054
Cie de Saint-Gobain SA	8,454	654,686
Daikin Industries Ltd.	1,200	165,771
Lennox International, Inc. (b)	656	350,947
Masco Corp.	4,698	313,216
Owens Corning	5,925	1,029,291
Sanwa Holdings Corp.	21,000	385,739
Trane Technologies PLC	2,703	889,098
		6,316,233
Capital Markets — 1.4%
Ameriprise Financial, Inc.	1,143	488,278
Azimut Holding SpA	4,817	114,027
Bank of New York Mellon Corp.	19,591	1,173,305
BlackRock, Inc.	1,991	1,567,554
Blackstone, Inc.	1,640	203,032
Brookfield Asset Management Ltd. - Class A (b)	2,460	93,649
Brookfield Corp.	5,108	212,452
Charles Schwab Corp.	22,390	1,649,919
CME Group, Inc.	835	164,161
Security Description	Shares	Value
Capital Markets—(Continued)
Coinbase Global, Inc. - Class A (a) (b)	1,811	$402,458
Deutsche Bank AG	8,595	137,109
Deutsche Boerse AG	1,375	281,070
Evercore, Inc. - Class A	645	134,437
FactSet Research Systems, Inc. (b)	215	87,778
Goldman Sachs Group, Inc.	1,242	561,781
Hong Kong Exchanges & Clearing Ltd.	3,600	114,703
Intercontinental Exchange, Inc.	4,056	555,226
Japan Exchange Group, Inc.	5,600	131,277
London Stock Exchange Group PLC	1,063	126,005
Macquarie Group Ltd.	2,011	274,298
Moody's Corp.	3,124	1,314,985
Morgan Stanley	19,498	1,895,011
MSCI, Inc.	1,428	687,939
Nomura Holdings, Inc.	24,400	140,788
S&P Global, Inc.	3,524	1,571,704
State Street Corp.	1,389	102,786
Stifel Financial Corp.	818	68,835
Swissquote Group Holding SA	338	106,205
UBS Group AG	25,597	749,265
		15,110,037
Chemicals — 0.9%
Air Liquide SA	5,288	910,393
Air Products & Chemicals, Inc.	633	163,346
Albemarle Corp.	429	40,978
BASF SE	2,887	139,502
Cabot Corp.	791	72,685
Corteva, Inc.	2,556	137,871
Dow, Inc.	2,771	147,001
DuPont de Nemours, Inc.	2,219	178,607
Ecolab, Inc.	8,268	1,967,784
Givaudan SA	40	189,745
International Flavors & Fragrances, Inc.	4,654	443,107
Linde PLC	3,702	1,624,475
Mitsubishi Gas Chemical Co., Inc.	5,400	103,284
Novonesis (Novozymes) B - B Shares	2,105	128,705
RPM International, Inc. (b)	1,652	177,887
Sherwin-Williams Co.	5,455	1,627,936
Shin-Etsu Chemical Co. Ltd.	16,700	649,566
Sika AG	692	196,986
Tosoh Corp.	7,800	101,604
		9,001,462
Commercial Services & Supplies — 0.5%
Brambles Ltd.	18,543	180,146
Cintas Corp.	2,528	1,770,257
Copart, Inc. (a)	10,547	571,226
Republic Services, Inc.	1,382	268,578
Rollins, Inc.	17,981	877,293
Veralto Corp.	1,424	135,949
Waste Management, Inc.	6,992	1,491,673
		5,295,122
Communications Equipment — 0.5%
Accton Technology Corp.	9,000	152,879
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-446

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Communications Equipment—(Continued)
Arista Networks, Inc. (a)	8,110	$2,842,393
Cisco Systems, Inc.	19,908	945,829
Motorola Solutions, Inc.	2,731	1,054,302
Nokia Oyj	23,648	89,970
Telefonaktiebolaget LM Ericsson - B Shares	12,939	80,324
		5,165,697
Construction & Engineering — 0.1%
Bouygues SA	3,437	110,066
Eiffage SA	3,705	342,062
HOCHTIEF AG	1,181	134,263
Obayashi Corp.	13,200	157,553
Taisei Corp.	2,400	88,957
Vinci SA	5,289	556,375
		1,389,276
Construction Materials — 0.1%
Heidelberg Materials AG	1,907	197,610
Holcim AG	4,968	440,631
James Hardie Industries PLC (a)	4,612	146,495
		784,736
Consumer Finance — 0.3%
American Express Co.	10,866	2,516,022
Capital One Financial Corp.	1,601	221,658
Discover Financial Services	1,249	163,382
		2,901,062
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	4,981	4,233,800
Dollar General Corp.	401	53,024
Dollar Tree, Inc. (a) (b)	1,774	189,410
Endeavour Group Ltd.	38,517	129,320
Kesko Oyj - B Shares	4,743	83,077
Koninklijke Ahold Delhaize NV	5,271	155,577
Kroger Co.	2,126	106,151
Loblaw Cos. Ltd.	6,342	735,701
Seven & i Holdings Co. Ltd.	11,700	142,500
Sysco Corp.	2,314	165,197
Target Corp.	4,589	679,356
Walgreens Boots Alliance, Inc. (b)	2,739	33,128
Walmart, Inc.	50,718	3,434,116
Woolworths Group Ltd.	6,644	149,714
		10,290,071
Containers & Packaging — 0.1%
Ball Corp.	12,585	755,352
Graphic Packaging Holding Co.	4,960	130,002
International Paper Co. (b)	2,737	118,101
Packaging Corp. of America	621	113,370
Smurfit Kappa Group PLC	3,970	176,495
		1,293,320
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	36,866	704,509
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Cellnex Telecom SA (a)	2,039	$66,174
Deutsche Telekom AG	40,664	1,022,939
Koninklijke KPN NV	287,321	1,101,070
Liberty Global Ltd. - Class A (a)	5,619	97,939
Nippon Telegraph & Telephone Corp.	255,900	241,863
Spark New Zealand Ltd.	64,632	163,782
Verizon Communications, Inc.	22,799	940,231
		4,338,507
Electric Utilities — 0.5%
Constellation Energy Corp.	1,068	213,888
Duke Energy Corp. (b)	3,161	316,827
Edison International	2,280	163,727
Enel SpA	26,635	185,793
Eversource Energy	2,498	141,661
Exelon Corp.	4,488	155,330
Iberdrola SA	71,744	930,699
Kansai Electric Power Co., Inc.	10,500	176,853
NextEra Energy, Inc.	25,429	1,800,627
Orsted AS (a)	948	50,184
Redeia Corp. SA	8,120	141,781
Southern Co.	3,863	299,653
Terna - Rete Elettrica Nazionale	50,874	393,186
		4,970,209
Electrical Equipment — 0.8%
ABB Ltd.	22,469	1,243,840
Eaton Corp. PLC	6,504	2,039,329
Emerson Electric Co.	13,653	1,504,015
Fuji Electric Co. Ltd.	2,700	154,545
Fujikura Ltd.	9,300	184,914
GE Vernova, Inc. (a)	4,889	838,512
Hubbell, Inc. (b)	556	203,207
Legrand SA	3,505	349,285
NEXTracker, Inc. - Class A (a)	8,791	412,122
NIDEC Corp.	2,800	126,557
Schneider Electric SE	3,972	947,734
Vestas Wind Systems AS (a)	5,766	133,064
		8,137,124
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. - Class A	13,762	927,146
CDW Corp.	642	143,705
Corning, Inc.	3,887	151,010
Dexerials Corp.	3,100	144,647
E Ink Holdings, Inc.	17,000	132,573
Jabil, Inc. (b)	537	58,420
Keyence Corp.	1,400	617,646
Keysight Technologies, Inc. (a)	845	115,554
Lotes Co. Ltd.	3,000	149,401
Murata Manufacturing Co. Ltd.	9,000	186,812
Yokogawa Electric Corp.	12,600	306,295
Zebra Technologies Corp. - Class A (a) (b)	350	108,125
		3,041,334
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-447

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services — 0.1%
Schlumberger NV	10,758	$507,562
Entertainment — 0.8%
Capcom Co. Ltd.	7,000	132,395
Electronic Arts, Inc.	3,415	475,812
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	11,020	791,677
Netflix, Inc. (a)	7,752	5,231,670
Nintendo Co. Ltd.	3,200	170,979
ROBLOX Corp. - Class A (a) (b)	1,374	51,127
Roku, Inc. (a)	256	15,342
Sea Ltd. (ADR) (a) (b)	1,162	82,990
Spotify Technology SA (a)	874	274,252
Take-Two Interactive Software, Inc. (a)	643	99,980
Walt Disney Co.	13,826	1,372,784
Warner Bros Discovery, Inc. (a)	9,328	69,400
		8,768,408
Financial Services — 1.5%
Adyen NV (a)	128	152,608
Apollo Global Management, Inc. (b)	1,416	167,187
Berkshire Hathaway, Inc. - Class B (a)	7,889	3,209,245
Block, Inc. (a)	6,965	449,173
Corpay, Inc. (a)	1,720	458,225
Essent Group Ltd.	4,075	228,974
Fidelity National Information Services, Inc.	1,371	103,319
Fiserv, Inc. (a)	4,659	694,377
Global Payments, Inc.	979	94,669
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	7,736	228,986
Mastercard, Inc. - Class A	8,603	3,795,300
MGIC Investment Corp.	9,388	202,312
NMI Holdings, Inc. - Class A (a)	3,308	112,604
PayPal Holdings, Inc. (a)	7,494	434,877
Radian Group, Inc. (b)	4,124	128,256
Visa, Inc. - Class A (b)	21,202	5,564,889
		16,025,001
Food Products — 0.2%
Archer-Daniels-Midland Co.	1,859	112,377
Conagra Brands, Inc.	3,190	90,660
Danone SA	2,924	178,452
General Mills, Inc. (b)	1,577	99,761
Mondelez International, Inc. - Class A	6,853	448,460
Nestle SA (b)	15,110	1,542,391
		2,472,101
Gas Utilities — 0.1%
Atmos Energy Corp.	1,678	195,739
Hong Kong & China Gas Co. Ltd.	90,857	69,081
Osaka Gas Co. Ltd.	7,100	156,751
Tokyo Gas Co. Ltd.	6,400	136,545
		558,116
Ground Transportation — 0.5%
Canadian National Railway Co.	4,660	550,664
Canadian Pacific Kansas City Ltd.	4,689	369,280
Central Japan Railway Co.	5,500	118,725
Security Description	Shares	Value
Ground Transportation—(Continued)
CSX Corp.	10,863	$363,367
Norfolk Southern Corp.	829	177,978
Odakyu Electric Railway Co. Ltd.	6,300	60,922
Old Dominion Freight Line, Inc.	1,692	298,807
TFI International, Inc.	637	92,492
Uber Technologies, Inc. (a)	21,783	1,583,189
Union Pacific Corp.	8,567	1,938,369
West Japan Railway Co.	4,500	83,874
		5,637,667
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	10,483	1,089,289
Align Technology, Inc. (a)	277	66,876
Baxter International, Inc.	2,122	70,981
Becton Dickinson & Co.	965	225,530
Boston Scientific Corp. (a)	37,011	2,850,217
Dexcom, Inc. (a)	2,892	327,895
Edwards Lifesciences Corp. (a)	7,270	671,530
EssilorLuxottica SA	1,077	231,090
GE HealthCare Technologies, Inc.	1,611	125,529
Hoya Corp.	1,100	128,709
IDEXX Laboratories, Inc. (a)	1,886	918,859
Intuitive Surgical, Inc. (a)	3,890	1,730,467
Koninklijke Philips NV (a)	4,502	113,208
Medtronic PLC (b)	8,559	673,679
Olympus Corp.	6,600	106,180
ResMed, Inc. (b)	585	111,981
Solventum Corp. (a) (b)	473	25,012
Stryker Corp.	6,269	2,133,027
Sysmex Corp.	4,800	77,119
Zimmer Biomet Holdings, Inc.	1,031	111,894
		11,789,072
Health Care Providers & Services — 1.2%
Centene Corp. (a) (b)	1,725	114,367
Cigna Group	5,561	1,838,300
CVS Health Corp.	3,011	177,830
DaVita, Inc. (a)	730	101,156
Elevance Health, Inc.	4,896	2,652,946
HCA Healthcare, Inc. (b)	6,570	2,110,810
Hims & Hers Health, Inc. (a)	6,088	122,917
Humana, Inc.	356	133,019
McKesson Corp.	1,197	699,096
UnitedHealth Group, Inc.	9,068	4,617,970
		12,568,411
Health Care REITs — 0.1%
Ventas, Inc. (b)	2,473	126,766
Welltower, Inc. (b)	7,977	831,602
		958,368
Health Care Technology — 0.0%
Veeva Systems, Inc. - Class A (a)	835	152,813
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. - Class A (a)	2,593	393,177
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-448

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Amadeus IT Group SA	2,038	$135,620
Aristocrat Leisure Ltd.	4,357	144,061
Booking Holdings, Inc.	695	2,753,243
Caesars Entertainment, Inc. (a) (b)	2,116	84,090
Chipotle Mexican Grill, Inc. (a)	19,092	1,196,114
Compass Group PLC	5,111	139,152
Delivery Hero SE (a)	1,182	27,988
Evolution AB	873	90,974
Flutter Entertainment PLC (a)	584	106,012
Galaxy Entertainment Group Ltd.	18,000	83,844
Hilton Worldwide Holdings, Inc.	3,538	771,992
InterContinental Hotels Group PLC	5,589	585,964
Las Vegas Sands Corp.	1,429	63,233
Marriott International, Inc. - Class A	1,051	254,100
McDonald's Corp.	4,404	1,122,315
Meituan - Class B (a)	9,000	127,511
Oriental Land Co. Ltd.	4,300	119,938
Royal Caribbean Cruises Ltd. (a) (b)	844	134,559
Starbucks Corp.	7,311	569,161
Tongcheng Travel Holdings Ltd.	43,600	86,745
Yum! Brands, Inc.	1,250	165,575
		9,155,368
Household Durables — 0.3%
DR Horton, Inc.	2,706	381,357
Lennar Corp. - Class A	2,313	346,649
NVR, Inc. (a)	151	1,145,872
PulteGroup, Inc.	2,658	292,646
Sekisui Chemical Co. Ltd.	14,100	195,739
Sekisui House Ltd.	7,500	166,615
Sony Group Corp.	3,200	271,910
Sumitomo Forestry Co. Ltd. (b)	5,500	175,904
Toll Brothers, Inc.	952	109,651
		3,086,343
Household Products — 0.9%
Church & Dwight Co., Inc. (b)	6,883	713,629
Clorox Co.	1,999	272,803
Colgate-Palmolive Co.	26,695	2,590,483
Essity AB - Class B	4,994	127,659
Kimberly-Clark Corp.	6,473	894,569
Procter & Gamble Co.	31,522	5,198,608
Reckitt Benckiser Group PLC	2,020	109,008
		9,906,759
Independent Power and Renewable Electricity Producers — 0.0%
RWE AG	3,295	112,723
Industrial Conglomerates — 0.3%
3M Co.	4,561	466,088
Hitachi Ltd.	17,000	383,205
Honeywell International, Inc.	1,598	341,237
Lifco AB - B Shares	7,364	202,747
Siemens AG	6,848	1,273,654
		2,666,931
Security Description	Shares	Value
Industrial REITs — 0.1%
Nippon Prologis REIT, Inc.	84	$130,936
Prologis, Inc.	7,055	792,347
Terreno Realty Corp. (b)	1,001	59,239
		982,522
Insurance — 1.7%
Aflac, Inc.	11,728	1,047,428
AIA Group Ltd.	73,600	499,078
Allianz SE	2,379	660,992
Allstate Corp.	972	155,190
American International Group, Inc.	3,358	249,298
Aon PLC - Class A (b)	1,553	455,930
Arch Capital Group Ltd. (a)	5,423	547,126
ASR Nederland NV	3,332	158,752
Assicurazioni Generali SpA	13,578	337,679
Assurant, Inc.	1,573	261,511
Assured Guaranty Ltd.	1,603	123,671
AXA SA	15,411	507,443
Axis Capital Holdings Ltd.	1,549	109,437
Chubb Ltd.	8,140	2,076,351
Dai-ichi Life Holdings, Inc.	9,100	244,319
Everest Group Ltd.	612	233,184
Fairfax Financial Holdings Ltd.	199	226,388
Great-West Lifeco, Inc.	5,246	153,041
Hartford Financial Services Group, Inc.	3,606	362,547
Loews Corp.	3,941	294,550
Manulife Financial Corp.	26,330	701,145
Markel Group, Inc. (a)	164	258,408
Marsh & McLennan Cos., Inc.	9,566	2,015,748
MS&AD Insurance Group Holdings, Inc.	13,500	301,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,750	875,061
NN Group NV	6,083	282,949
Old Republic International Corp. (b)	4,038	124,774
Primerica, Inc.	584	138,163
Progressive Corp.	4,301	893,361
Prudential Financial, Inc.	3,586	420,243
Prudential PLC	7,976	72,358
Reinsurance Group of America, Inc.	1,368	280,809
Sun Life Financial, Inc.	4,875	239,037
T&D Holdings, Inc.	11,600	203,334
Tokio Marine Holdings, Inc.	16,200	608,077
Unum Group	4,830	246,861
Willis Towers Watson PLC	500	131,070
Zurich Insurance Group AG	2,000	1,064,021
		17,560,885
Interactive Media & Services — 3.1%
Alphabet, Inc. - Class A	70,389	12,821,356
Alphabet, Inc. - Class C	46,759	8,576,536
Auto Trader Group PLC	42,806	431,473
Match Group, Inc. (a) (b)	1,284	39,008
Meta Platforms, Inc. - Class A	21,221	10,700,053
Pinterest, Inc. - Class A (a) (b)	1,622	71,482
Snap, Inc. - Class A (a)	3,066	50,926
Tencent Holdings Ltd.	5,400	256,289
		32,947,123
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-449

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 0.4%
Accenture PLC - Class A	4,544	$1,378,695
Cloudflare, Inc. - Class A (a) (b)	2,603	215,607
Cognizant Technology Solutions Corp. - Class A	1,433	97,444
Gartner, Inc. (a)	1,850	830,761
International Business Machines Corp.	1,955	338,117
MongoDB, Inc. (a)	235	58,741
Nomura Research Institute Ltd.	5,700	160,914
Okta, Inc. (a)	5,111	478,441
Shopify, Inc. - Class A (a)	8,061	532,725
Snowflake, Inc. - Class A (a)	2,770	374,199
Twilio, Inc. - Class A (a)	646	36,699
VeriSign, Inc. (a)	824	146,507
		4,648,850
Leisure Products — 0.0%
Shimano, Inc.	800	123,958
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	2,091	271,056
Bachem Holding AG	601	55,238
Danaher Corp. (b)	6,039	1,508,844
Illumina, Inc. (a)	466	48,641
IQVIA Holdings, Inc. (a)	3,649	771,545
Lonza Group AG (b)	215	116,843
Medpace Holdings, Inc. (a)	1,006	414,321
Mettler-Toledo International, Inc. (a)	173	241,783
Thermo Fisher Scientific, Inc.	3,868	2,139,004
West Pharmaceutical Services, Inc.	284	93,547
		5,660,822
Machinery — 0.9%
ANDRITZ AG	3,897	240,513
Atlas Copco AB - A Shares	31,807	599,444
Caterpillar, Inc.	5,327	1,774,424
Daimler Truck Holding AG	2,820	112,193
Deere & Co.	2,437	910,536
Ebara Corp.	8,000	127,475
FANUC Corp. (b)	4,300	118,020
IDEX Corp.	416	83,699
Illinois Tool Works, Inc. (b)	3,431	813,010
IMI PLC	5,472	122,117
Komatsu Ltd.	14,900	433,619
NGK Insulators Ltd.	5,500	70,343
Nordson Corp.	1,325	307,321
Otis Worldwide Corp.	6,773	651,969
PACCAR, Inc. (b)	6,879	708,124
Parker-Hannifin Corp.	2,927	1,480,506
Pentair PLC	2,202	168,827
Snap-on, Inc.	689	180,098
Sumitomo Heavy Industries Ltd.	3,500	91,378
Techtronic Industries Co. Ltd.	9,000	102,769
Volvo AB - B Shares	8,703	223,265
Yangzijiang Shipbuilding Holdings Ltd.	80,900	146,482
		9,466,132
Security Description	Shares	Value
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. (b)	3,500	$105,025
Media — 0.2%
4imprint Group PLC	1,408	103,704
Charter Communications, Inc. - Class A (a) (b)	228	68,163
Comcast Corp. - Class A	23,717	928,758
Liberty Broadband Corp. - Class C (a)	1,349	73,952
Omnicom Group, Inc.	6,370	571,389
Trade Desk, Inc. - Class A (a)	8,770	856,566
		2,602,532
Metals & Mining — 0.7%
Acerinox SA	6,277	64,987
Agnico Eagle Mines Ltd.	3,700	242,006
Anglo American PLC	8,594	270,320
ATI, Inc. (a) (b)	4,938	273,812
BHP Group Ltd.	24,533	702,782
Commercial Metals Co.	1,518	83,475
Dowa Holdings Co. Ltd.	6,600	235,231
Fortescue Ltd.	14,524	207,490
Franco-Nevada Corp.	864	102,438
Freeport-McMoRan, Inc.	27,031	1,313,707
Kobe Steel Ltd.	18,400	229,336
Mitsui Mining & Smelting Co. Ltd.	3,500	112,302
Newmont Corp.	4,094	171,416
Nippon Steel Corp.	13,900	292,862
Nucor Corp. (b)	2,081	328,964
Rio Tinto Ltd.	5,976	474,250
Rio Tinto PLC	13,626	896,941
Steel Dynamics, Inc.	9,764	1,264,438
Sumitomo Metal Mining Co. Ltd.	5,200	160,575
		7,427,332
Multi-Utilities — 0.1%
Dominion Energy, Inc.	3,270	160,230
E.ON SE	9,345	122,469
Engie SA	9,318	132,716
National Grid PLC	32,233	359,446
NiSource, Inc. (b)	6,244	179,890
Sempra (b)	3,026	230,157
WEC Energy Group, Inc.	2,684	210,587
		1,395,495
Office REITs — 0.0%
Nippon Building Fund, Inc. (b)	48	167,996
Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA	6,520	166,169
BP PLC	143,693	865,820
Canadian Natural Resources Ltd. (b)	9,720	346,227
Cenovus Energy, Inc. (b)	5,448	107,084
Chevron Corp. (b)	11,662	1,824,170
ConocoPhillips	29,664	3,392,968
Coterra Energy, Inc.	43,415	1,157,878
Enbridge, Inc.	7,083	251,986
ENEOS Holdings, Inc.	34,600	178,444
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-450

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Eni SpA	33,600	$517,446
EOG Resources, Inc.	6,206	781,149
Equinor ASA	5,344	152,692
Exxon Mobil Corp.	27,727	3,191,932
Galp Energia SGPS SA	9,254	195,511
Hess Corp.	1,448	213,609
Inpex Corp. (b)	44,800	661,560
Japan Petroleum Exploration Co. Ltd.	2,900	116,896
Keyera Corp. (b)	6,497	179,943
Kinder Morgan, Inc. (b)	12,825	254,833
Marathon Petroleum Corp. (b)	1,195	207,309
Neste Oyj	1,959	34,741
Occidental Petroleum Corp. (b)	1,923	121,207
OMV AG	3,431	149,218
Phillips 66	1,435	202,579
Repsol SA (b)	45,175	712,053
Shell PLC	63,746	2,290,748
Suncor Energy, Inc.	5,633	214,730
TC Energy Corp. (b)	4,592	174,073
TotalEnergies SE	19,575	1,304,656
Valero Energy Corp.	4,027	631,272
Williams Cos., Inc.	4,752	201,960
Woodside Energy Group Ltd.	6,877	129,682
		20,930,545
Paper & Forest Products — 0.0%
UPM-Kymmene Oyj	4,556	158,854
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. - Class A	708	75,331
Kao Corp.	3,800	154,401
L'Oreal SA	1,667	733,004
Shiseido Co. Ltd.	2,600	73,994
Unilever PLC	24,599	1,354,363
		2,391,093
Pharmaceuticals — 2.9%
Astellas Pharma, Inc.	10,400	102,855
AstraZeneca PLC	15,073	2,349,820
Bayer AG	2,421	68,463
Bristol-Myers Squibb Co.	9,513	395,075
Chugai Pharmaceutical Co. Ltd. (b)	2,900	103,521
Daiichi Sankyo Co. Ltd.	13,400	468,111
Eisai Co. Ltd.	1,300	53,378
Eli Lilly & Co.	9,975	9,031,165
GSK PLC	44,188	851,632
Johnson & Johnson	15,015	2,194,592
Merck & Co., Inc.	44,657	5,528,537
Novartis AG	15,391	1,648,874
Novo Nordisk AS - Class B	26,116	3,730,832
Pfizer, Inc.	28,493	797,234
Recordati Industria Chimica e Farmaceutica SpA	5,356	280,073
Richter Gedeon Nyrt	9,632	249,920
Roche Holding AG (b)	3,762	1,044,009
Sandoz Group AG	2,681	97,000
Sanofi SA	5,718	549,622
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Takeda Pharmaceutical Co. Ltd.	7,100	$184,165
Viatris, Inc. (b)	7,273	77,312
Zoetis, Inc.	2,977	516,093
		30,322,283
Professional Services — 0.4%
Automatic Data Processing, Inc.	3,732	890,791
Bureau Veritas SA	22,539	622,124
Experian PLC	3,500	162,308
Leidos Holdings, Inc.	3,147	459,085
MEITEC Group Holdings, Inc.	13,000	263,094
Paychex, Inc.	1,684	199,655
Recruit Holdings Co. Ltd.	3,900	209,893
RELX PLC	15,796	724,105
SS&C Technologies Holdings, Inc.	2,557	160,247
Verisk Analytics, Inc.	1,537	414,298
Wolters Kluwer NV	2,569	424,684
		4,530,284
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd.	28,000	104,817
CoStar Group, Inc. (a)	1,448	107,355
Mitsubishi Estate Co. Ltd.	5,900	92,942
Mitsui Fudosan Co. Ltd.	20,100	184,884
Vonovia SE	2,645	75,075
		565,073
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	3,399	221,377
Retail REITs — 0.0%
Simon Property Group, Inc.	3,008	456,614
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc. (a)	17,167	2,784,659
Advantest Corp.	2,400	97,141
Analog Devices, Inc.	3,302	753,715
Applied Materials, Inc.	6,051	1,427,975
ASM International NV	222	169,097
ASML Holding NV	2,924	3,016,684
Broadcom, Inc.	3,785	6,076,931
Disco Corp.	600	229,905
Enphase Energy, Inc. (a)	412	41,081
First Solar, Inc. (a) (b)	4,275	963,842
Infineon Technologies AG	3,996	146,802
Intel Corp.	8,755	271,142
KLA Corp.	1,042	859,139
Lam Research Corp.	2,156	2,295,817
Lasertec Corp. (b)	300	67,780
Marvell Technology, Inc.	6,430	449,457
Microchip Technology, Inc. (b)	4,304	393,816
Micron Technology, Inc.	12,460	1,638,864
NVIDIA Corp.	229,701	28,377,262
NXP Semiconductors NV	2,390	643,125
QUALCOMM, Inc.	8,146	1,622,520
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,020	524,906
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-451

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Texas Instruments, Inc.	8,851	$1,721,785
Tokyo Electron Ltd.	3,800	834,469
		55,407,914
Software — 5.3%
Adobe, Inc. (a)	5,731	3,183,800
Atlassian Corp. - Class A (a)	418	73,936
Autodesk, Inc. (a)	974	241,016
Bill Holdings, Inc. (a)	538	28,310
Cadence Design Systems, Inc. (a)	5,305	1,632,614
Check Point Software Technologies Ltd. (a)	526	86,790
Constellation Software, Inc.	242	697,295
Crowdstrike Holdings, Inc. - Class A (a)	6,437	2,466,594
Datadog, Inc. - Class A (a)	3,979	516,036
DocuSign, Inc. (a)	1,077	57,619
Dropbox, Inc. - Class A (a) (b)	3,189	71,657
Fair Isaac Corp. (a)	786	1,170,087
Fortinet, Inc. (a)	2,031	122,408
HubSpot, Inc. (a)	454	267,765
Intuit, Inc.	3,618	2,377,786
Manhattan Associates, Inc. (a)	727	179,336
Microsoft Corp.	69,149	30,906,146
Nice Ltd. (ADR) (a)	400	68,788
Nutanix, Inc. - Class A (a)	7,377	419,382
Oracle Corp.	18,188	2,568,146
Palantir Technologies, Inc. - Class A (a)	18,912	479,041
Palo Alto Networks, Inc. (a) (b)	2,801	949,567
Roper Technologies, Inc.	512	288,594
Salesforce, Inc.	10,013	2,574,342
SAP SE	5,756	1,168,669
ServiceNow, Inc. (a)	1,616	1,271,259
Synopsys, Inc. (a)	1,484	883,069
Workday, Inc. - Class A (a)	686	153,362
Zeta Global Holdings Corp. - Class A (a)	5,242	92,521
Zscaler, Inc. (a)	2,788	535,826
		55,531,761
Specialized REITs — 0.3%
American Tower Corp.	3,967	771,105
Crown Castle, Inc.	1,264	123,493
Digital Realty Trust, Inc.	913	138,822
Equinix, Inc.	996	753,574
Extra Space Storage, Inc. (b)	2,758	428,621
Public Storage (b)	716	205,957
SBA Communications Corp.	456	89,513
Weyerhaeuser Co.	4,755	134,994
		2,646,079
Specialty Retail — 0.9%
AutoZone, Inc. (a)	254	752,881
Home Depot, Inc.	9,236	3,179,401
Industria de Diseno Textil SA	11,348	560,791
Lowe's Cos., Inc.	2,079	458,336
O'Reilly Automotive, Inc. (a)	1,535	1,621,052
Ross Stores, Inc.	1,272	184,847
Sanrio Co. Ltd.	4,900	90,379
Security Description	Shares	Value
Specialty Retail—(Continued)
TJX Cos., Inc.	21,000	$2,312,100
		9,159,787
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	114,616	24,140,422
Asia Vital Components Co. Ltd.	6,000	142,576
HP, Inc.	5,421	189,844
NetApp, Inc.	2,696	347,245
Pure Storage, Inc. - Class A (a)	5,028	322,848
Samsung Electronics Co. Ltd.	6,549	384,857
Super Micro Computer, Inc. (a)	261	213,850
		25,741,642
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	562	134,128
Cie Financiere Richemont SA - Class A	1,504	234,728
Hermes International SCA	228	524,789
Kering SA	271	98,519
Lululemon Athletica, Inc. (a)	853	254,791
LVMH Moet Hennessy Louis Vuitton SE	1,658	1,273,263
NIKE, Inc. - Class B	8,925	672,677
		3,192,895
Trading Companies & Distributors — 0.4%
Ashtead Group PLC	2,127	141,720
Fastenal Co.	3,726	234,142
Ferguson PLC	933	179,300
ITOCHU Corp.	7,500	368,007
Marubeni Corp.	9,900	184,929
Mitsubishi Corp.	27,900	548,753
Mitsui & Co. Ltd.	28,200	643,288
Rexel SA	4,205	108,181
Sumitomo Corp.	19,800	497,236
Toromont Industries Ltd.	1,794	158,844
United Rentals, Inc.	656	424,255
Watsco, Inc. (b)	392	181,590
WW Grainger, Inc. (b)	411	370,821
		4,041,066
Water Utilities — 0.0%
Severn Trent PLC	6,930	208,455
United Utilities Group PLC	16,956	210,568
		419,023
Wireless Telecommunication Services — 0.2%
KDDI Corp.	19,600	519,405
SoftBank Group Corp.	3,800	247,741
T-Mobile U.S., Inc.	6,058	1,067,298
Vodafone Group PLC	97,370	85,786
		1,920,230
Total Common Stocks (Cost $398,409,045)		545,565,924
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-452

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—34.8%

Security Description	Principal Amount*	Value

Aerospace/Defense — 0.6%
Boeing Co.
3.250%, 02/01/28 (b)	4,172,000	$3,820,710
3.750%, 02/01/50	1,242,000	812,717
3.950%, 08/01/59	1,935,000	1,232,853
RTX Corp.
4.125%, 11/16/28 (b)	972,000	935,646
		6,801,926
Agriculture — 0.2%
Altria Group, Inc.
5.800%, 02/14/39 (b)	1,171,000	1,171,651
BAT Capital Corp.
4.390%, 08/15/37 (b)	1,303,000	1,099,499
		2,271,150
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC
2.700%, 08/10/26 (b)	3,043,000	2,858,179
2.900%, 02/16/28 (b)	2,720,000	2,460,330
4.000%, 11/13/30 (b)	200,000	178,543
6.798%, 11/07/28 (b)	668,000	690,240
General Motors Financial Co., Inc.
5.350%, 07/15/27	3,186,000	3,177,056
5.750%, 02/08/31 (b)	647,000	648,726
		10,013,074
Auto Parts & Equipment — 0.4%
Magna International, Inc.
5.500%, 03/21/33 (b)	3,794,000	3,858,192
Banks — 8.9%
Banco Santander SA
2.749%, 12/03/30 (b)	2,200,000	1,830,589
Bank of America Corp.
2.884%, 3M TSFR + 1.452%, 10/22/30 (b) (c)	4,226,000	3,761,083
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	10,359,000	9,796,849
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (b) (c)	5,646,000	5,200,022
5.601%, SOFR + 1.620%, 03/20/30 (144A) (b) (c)	2,414,000	2,401,618
Bank of New York Mellon Corp.
5.188%, SOFR + 1.418%, 03/14/35 (b) (c)	3,833,000	3,783,447
Barclays PLC
5.501%, 1Y H15 + 2.650%, 08/09/28 (b) (c)	2,026,000	2,022,195
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (b) (c)	2,642,000	2,439,274
7.079%, SOFR + 3.650%, 02/10/34 (c)	678,000	690,247
7.146%, SOFR + 2.520%, 07/13/27 (c)	2,162,000	2,214,619
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (b) (c)	2,080,000	1,691,841
3.650%, 5Y H15 + 2.850% (c)	3,695,000	3,494,951
M&T Bank Corp.
5.125%, 3M TSFR + 3.782%, 11/01/26 (c)	1,654,000	1,567,185
Manufacturers & Traders Trust Co.
3.400%, 08/17/27 (b)	4,596,000	4,284,464
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (b) (c)	4,389,000	3,847,311
Security Description	Principal Amount*	Value
Banks—(Continued)
Morgan Stanley
2.943%, SOFR + 1.290%, 01/21/33 (b) (c)	3,234,000	$2,748,639
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	4,387,000	4,369,932
Societe Generale SA
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (b) (c)	1,449,000	1,337,104
Truist Financial Corp.
4.800%, 5Y H15 + 3.003%, 09/01/24 (c)	10,078,000	9,902,284
UBS Group AG
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	1,144,000	1,136,397
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	11,934,000	10,179,768
3.126%, 08/13/30 (144A) (b)	1,378,000	1,236,277
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (b) (c)	2,487,000	2,318,596
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	2,483,000	2,153,272
3.900%, 5Y H15 + 3.453%, 03/15/26 (c)	7,368,000	7,050,630
5.389%, SOFR + 2.020%, 04/24/34 (b) (c)	2,420,000	2,392,333
		93,850,927
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	9,294,000	7,953,148
Bacardi Ltd./Bacardi-Martini BV
5.400%, 06/15/33 (144A)	1,815,000	1,769,563
JDE Peet's NV
2.250%, 09/24/31 (144A) (b)	1,519,000	1,226,128
		10,948,839
Building Materials — 0.4%
Carrier Global Corp.
5.900%, 03/15/34 (b)	1,799,000	1,877,560
Trane Technologies Financing Ltd.
5.250%, 03/03/33	1,935,000	1,948,950
		3,826,510
Chemicals — 0.1%
Westlake Corp.
3.375%, 06/15/30 (b)	1,131,000	1,020,781
Commercial Services — 0.3%
Quanta Services, Inc.
2.900%, 10/01/30 (b)	2,358,000	2,077,316
Transurban Finance Co. Pty. Ltd.
2.450%, 03/16/31 (144A) (b)	1,116,000	932,594
		3,009,910
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750%, 01/30/26	1,118,000	1,053,132
3.000%, 10/29/28 (b)	3,194,000	2,902,613
Aircastle Ltd.
6.500%, 07/18/28 (144A)	773,000	787,489
Avolon Holdings Funding Ltd.
5.750%, 11/15/29 (144A)	2,315,000	2,300,885
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-453

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Capital One Financial Corp.
6.051%, SOFR + 2.260%, 02/01/35 (b) (c)	1,169,000	$1,175,791
Discover Financial Services
6.700%, 11/29/32 (b)	2,804,000	2,925,956
7.964%, SOFR + 3.370%, 11/02/34 (c)	1,016,000	1,142,891
		12,288,757
Electric — 1.4%
AES Corp.
1.375%, 01/15/26 (b)	928,000	869,643
3.300%, 07/15/25 (144A) (b)	2,086,000	2,033,600
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	370,791
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/50	1,429,000	914,831
NRG Energy, Inc.
2.450%, 12/02/27 (144A) (b)	2,705,000	2,441,174
Pacific Gas & Electric Co.
3.150%, 01/01/26 (b)	1,000,000	963,174
3.300%, 08/01/40	3,059,000	2,178,451
PG&E Energy Recovery Funding LLC
2.280%, 01/15/38	1,624,000	1,270,957
2.822%, 07/15/48	2,151,000	1,513,910
Sempra
3.800%, 02/01/38 (b)	2,000,000	1,633,998
Southern California Edison Co.
4.200%, 03/01/29	500,000	478,416
5.500%, 03/15/40	335,000	324,309
		14,993,254
Electronics — 0.2%
Keysight Technologies, Inc.
3.000%, 10/30/29 (b)	2,718,000	2,421,101
Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.054%, 03/15/29 (b)	2,718,000	2,510,054
5.050%, 03/15/42 (b)	1,938,000	1,576,386
5.141%, 03/15/52 (b)	1,124,000	875,156
5.391%, 03/15/62 (b)	1,468,000	1,145,733
		6,107,329
Environmental Control — 0.2%
Republic Services, Inc.
5.000%, 12/15/33	1,821,000	1,782,763
Food — 0.1%
Flowers Foods, Inc.
2.400%, 03/15/31 (b)	1,803,000	1,502,088
Gas — 0.1%
NiSource, Inc.
1.700%, 02/15/31 (b)	1,231,000	978,960
Security Description	Principal Amount*	Value
Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.
4.000%, 5Y H15 + 2.657%, 03/15/60 (c)	2,255,000	$2,046,691
Healthcare-Products — 0.1%
Boston Scientific Corp.
2.650%, 06/01/30 (b)	1,354,000	1,188,542
Healthcare-Services — 0.8%
HCA, Inc.
2.375%, 07/15/31 (b)	3,007,000	2,469,144
4.625%, 03/15/52	1,220,000	984,888
IQVIA, Inc.
6.250%, 02/01/29 (b)	1,360,000	1,397,796
UnitedHealth Group, Inc.
4.200%, 05/15/32	1,000,000	941,106
5.000%, 04/15/34 (b)	2,827,000	2,790,272
		8,583,206
Insurance — 1.4%
Corebridge Financial, Inc.
5.750%, 01/15/34 (b)	3,716,000	3,740,655
6.875%, 5Y H15 + 3.846%, 12/15/52 (b) (c)	1,196,000	1,206,825
Five Corners Funding Trust III
5.791%, 02/15/33 (144A) (b)	4,070,000	4,138,547
Hartford Financial Services Group, Inc.
2.900%, 09/15/51	1,285,000	808,237
High Street Funding Trust II
4.682%, 02/15/48 (144A) (b)	1,250,000	1,005,630
Northwestern Mutual Global Funding
5.160%, 05/28/31 (144A) (b)	1,908,000	1,910,779
Prudential Financial, Inc.
5.125%, 5Y H15 + 3.162%, 03/01/52 (b) (c)	1,827,000	1,698,404
		14,509,077
Internet — 0.0%
Expedia Group, Inc.
2.950%, 03/15/31 (b)	411,000	355,326
Machinery-Diversified — 0.1%
Xylem, Inc.
2.250%, 01/30/31 (b)	1,835,000	1,539,641
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	6,000,000	3,648,553
6.550%, 06/01/34	1,172,000	1,172,390
Discovery Communications LLC
3.625%, 05/15/30 (b)	1,525,000	1,341,918
4.125%, 05/15/29 (b)	2,621,000	2,419,616
		8,582,477
Mining — 0.2%
Barrick North America Finance LLC
5.750%, 05/01/43	2,247,000	2,229,697
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-454

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas — 1.6%
BP Capital Markets America, Inc.
4.812%, 02/13/33 (b)	2,753,000	$2,668,900
BP Capital Markets PLC
4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	204,000	199,990
Canadian Natural Resources Ltd.
2.950%, 07/15/30 (b)	2,106,000	1,847,122
Cenovus Energy, Inc.
2.650%, 01/15/32 (b)	855,000	707,155
ConocoPhillips Co.
5.300%, 05/15/53 (b)	892,000	846,657
Continental Resources, Inc.
2.875%, 04/01/32 (144A)	2,394,000	1,933,220
4.375%, 01/15/28 (b)	1,596,000	1,534,393
5.750%, 01/15/31 (144A) (b)	507,000	498,520
Diamondback Energy, Inc.
3.125%, 03/24/31 (b)	2,336,000	2,053,232
4.250%, 03/15/52 (b)	1,585,000	1,228,000
EQT Corp.
5.700%, 04/01/28 (b)	833,000	841,109
Marathon Petroleum Corp.
4.500%, 04/01/48	2,723,000	2,190,283
		16,548,581
Packaging & Containers — 0.2%
CCL Industries, Inc.
3.050%, 06/01/30 (144A) (b)	1,885,000	1,668,525
Pharmaceuticals — 1.4%
AbbVie, Inc.
4.250%, 11/21/49	3,705,000	3,087,580
Becton Dickinson & Co.
5.081%, 06/07/29 (b)	1,915,000	1,913,263
Cigna Group
5.250%, 02/15/34 (b)	2,182,000	2,151,859
5.400%, 03/15/33 (b)	3,839,000	3,853,586
CVS Health Corp.
2.700%, 08/21/40	5,167,000	3,433,015
		14,439,303
Pipelines — 2.7%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	8,126,000	7,508,452
Energy Transfer LP
4.950%, 05/15/28	1,098,000	1,081,359
5.550%, 05/15/34 (b)	4,332,000	4,287,300
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	1,655,000	1,795,358
MPLX LP
4.500%, 04/15/38	2,817,000	2,456,311
4.950%, 03/14/52	2,113,000	1,791,158
ONEOK, Inc.
4.350%, 03/15/29 (b)	903,000	869,969
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29 (b)	1,391,000	1,270,134
3.800%, 09/15/30 (b)	1,084,000	990,182
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Targa Resources Corp.
4.200%, 02/01/33	2,537,000	$2,281,213
Western Midstream Operating LP
4.750%, 08/15/28 (b)	4,080,000	3,987,650
		28,319,086
Real Estate Investment Trusts — 4.5%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33 (b)	2,419,000	1,819,878
2.950%, 03/15/34 (b)	4,689,000	3,797,546
4.750%, 04/15/35 (b)	599,000	557,526
American Tower Corp.
2.100%, 06/15/30 (b)	6,606,000	5,534,923
Boston Properties LP
3.250%, 01/30/31 (b)	2,182,000	1,844,274
3.400%, 06/21/29 (b)	1,000,000	888,781
4.500%, 12/01/28 (b)	2,671,000	2,519,607
Crown Castle, Inc.
2.250%, 01/15/31 (b)	4,613,000	3,793,792
Digital Realty Trust LP
3.600%, 07/01/29 (b)	1,019,000	945,211
Equinix, Inc.
2.150%, 07/15/30 (b)	4,526,000	3,794,715
Essex Portfolio LP
2.650%, 03/15/32 (b)	3,000,000	2,482,713
Highwoods Realty LP
4.200%, 04/15/29 (b)	1,424,000	1,304,447
7.650%, 02/01/34 (b)	1,191,000	1,281,592
Host Hotels & Resorts LP
5.700%, 07/01/34 (b)	1,173,000	1,152,787
Kilroy Realty LP
2.500%, 11/15/32 (b)	2,452,000	1,835,030
6.250%, 01/15/36 (b)	739,000	701,331
Kimco Realty OP LLC
6.400%, 03/01/34 (b)	2,170,000	2,293,918
Mid-America Apartments LP
2.750%, 03/15/30 (b)	2,000,000	1,770,022
Phillips Edison Grocery Center Operating Partnership I LP
5.750%, 07/15/34 (b)	558,000	551,049
Piedmont Operating Partnership LP
3.150%, 08/15/30	1,863,000	1,484,356
9.250%, 07/20/28	1,592,000	1,698,449
Prologis LP
1.750%, 07/01/30	2,484,000	2,054,336
Realty Income Corp.
4.900%, 07/15/33 (b)	1,976,000	1,888,875
Welltower OP LLC
2.050%, 01/15/29 (b)	2,182,000	1,905,864
		47,901,022
Retail — 0.3%
Ross Stores, Inc.
1.875%, 04/15/31 (b)	1,390,000	1,138,616
Tractor Supply Co.
1.750%, 11/01/30 (b)	1,350,000	1,097,681
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-455

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Warrants—0.0%
Security Description	Principal Amount*/ Shares	Value
Retail—(Continued)
Tractor Supply Co.
5.250%, 05/15/33 (b)	950,000	$941,664
		3,177,961
Semiconductors — 0.6%
Broadcom, Inc.
2.600%, 02/15/33 (144A)	3,032,000	2,457,150
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, 05/01/30 (b)	1,746,000	1,581,990
QUALCOMM, Inc.
1.650%, 05/20/32	3,000,000	2,362,973
		6,402,113
Software — 0.7%
Oracle Corp.
3.600%, 04/01/50	1,087,000	760,763
4.650%, 05/06/30 (b)	2,401,000	2,352,685
VMware LLC
2.200%, 08/15/31 (b)	4,864,000	3,952,218
		7,065,666
Telecommunications — 2.6%
AT&T, Inc.
3.500%, 06/01/41 (b)	9,197,000	7,026,519
4.850%, 03/01/39	2,000,000	1,831,938
Rogers Communications, Inc.
4.550%, 03/15/52	8,860,000	7,233,165
T-Mobile USA, Inc.
3.875%, 04/15/30 (b)	9,601,000	8,975,271
Verizon Communications, Inc.
3.550%, 03/22/51 (b)	4,033,000	2,902,298
		27,969,191
Total Corporate Bonds & Notes (Cost $408,096,465)		368,201,666

Mutual Funds—4.1%
Investment Company Securities — 4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	344,510	36,903,911
SPDR S&P Metals & Mining ETF (b)	42,541	2,523,958
VanEck Gold Miners ETF	105,409	3,576,527
Total Mutual Funds (Cost $43,628,809)		43,004,396

Preferred Stocks—0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA	6,974	621,481
Life Sciences Tools & Services — 0.0%
Sartorius AG	214	50,155
Total Preferred Stocks (Cost $745,307)		671,636

Security Description	Shares/ Principal Amount*	Value

Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	208	$0

Short-Term Investments—6.9%
Repurchase Agreement—2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $26,835,633; collateralized by U.S. Treasury Notes at 4.875%, maturing 04/30/26, and an aggregate market value of $27,363,019	26,826,132	26,826,132
U.S. Treasury—4.4%
U.S. Treasury Bills
4.645%, 07/11/24 (b) (d)	40,720,000	40,660,598
5.312%, 10/08/24 (d)	5,360,000	5,283,160
		45,943,758
Total Short-Term Investments (Cost $72,772,323)		72,769,890

Securities Lending Reinvestments (e)—12.4%
Certificates of Deposit—2.4%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (c)	2,000,000	2,001,066
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (c)	3,000,000	3,000,000
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (c)	2,000,000	2,000,282
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (c)	2,000,000	2,000,090
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,100,221
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (c)	1,500,000	1,500,423
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,045
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (c)	2,000,000	2,000,132
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/13/24	1,000,000	988,500
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (c)	2,000,000	2,000,004
Nordea Bank Abp
5.540%, SOFR + 0.200%, 10/21/24 (c)	3,000,000	3,000,654
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (c)	2,000,000	2,001,544
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (c)	2,500,000	2,500,818
		25,093,779
Commercial Paper—0.7%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (c)	3,000,000	2,999,397
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (c)	3,000,000	3,000,576
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-456

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Natixis SA
5.640%, SOFR + 0.300%, 12/18/24 (c)	500,000	$487,660
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (c)	1,500,000	1,499,914
		7,987,547
Repurchase Agreements—7.9%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $3,001,365; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $3,001,365	3,000,000	3,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $3,001,363; collateralized by various Common Stock with an aggregate market value of $3,001,363	3,000,000	3,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $7,003,197; collateralized by various Common Stock with an aggregate market value of $7,003,197	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $10,301,653; collateralized by various Common Stock with an aggregate market value of $10,301,653	10,000,000	10,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $11,736,103; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $11,736,103	11,730,902	11,730,902
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $8,308,796; collateralized by various Common Stock with an aggregate market value of $8,308,796	8,300,000	8,300,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,001,368	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $4,001,830; collateralized by various Common Stock with an aggregate market value of $4,001,830	4,000,000	4,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,027,174	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,001,355	3,000,000	3,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,000,454	1,000,000	$1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $24,010,840; collateralized by various Common Stock with an aggregate market value of $26,411,925	24,000,000	24,000,000
		83,030,902

Mutual Funds—1.4%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (f)	8,000,000	8,000,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (f)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (f)	5,000,000	5,000,000
		15,000,000
Total Securities Lending Reinvestments (Cost $131,119,683)		131,112,228
Total Investments—109.9% (Cost $1,054,771,632)		1,161,325,740
Other assets and liabilities (net)—(9.9)%		(105,006,002)
Net Assets—100.0%		$1,056,319,738

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $239,761,881 and the collateral received consisted of cash in the amount of $131,117,865 and non-cash collateral with a value of $116,383,687. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$48,913,586, which is 4.6% of net assets.

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-457

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$187,166,168	$0	$204,961,015
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(14,811,681)	$—	$—	$—	$(14,811,681)
Corporate Bonds & Notes	(110,164,943)	—	—	—	(110,164,943)
Mutual Funds	(6,141,241)	—	—	—	(6,141,241)
Total Borrowings	$(131,117,865)	$—	$—	$—	$(131,117,865)
Gross amount of recognized liabilities for securities lending transactions					$(131,117,865)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	47,844,000	CBNA	07/25/24	USD	31,953,572	$(17,059)
AUD	8,884,000	MSIP	07/25/24	USD	5,930,694	(504)
BRL	14,516,220	CBNA	07/02/24	USD	2,699,035	(102,262)
BRL	7,149,780	CBNA	07/02/24	USD	1,329,153	(50,146)
BRL	28,888,000	CBNA	07/02/24	USD	5,196,712	(29,004)
BRL	28,888,000	CBNA	08/02/24	USD	5,277,089	(128,264)
BRL	7,222,000	UBSA	07/02/24	USD	1,345,247	(53,321)
CAD	11,561,181	JPMC	07/25/24	USD	8,434,471	20,836
CHF	13,902,000	JPMC	07/25/24	USD	15,788,828	(272,736)
CHF	6,624,000	JPMC	07/25/24	USD	7,523,033	(129,953)
CLP	2,474,003,977	UBSA	07/22/24	USD	2,667,729	(39,165)
CLP	1,230,847,750	UBSA	07/22/24	USD	1,331,447	(23,704)
CLP	1,218,539,273	UBSA	07/22/24	USD	1,313,784	(19,118)
DKK	9,189,000	MSIP	07/25/24	USD	1,324,643	(3,396)
EUR	18,974,103	JPMC	07/25/24	USD	20,361,193	(18,928)
GBP	8,206,161	GSI	07/25/24	USD	10,432,525	(57,719)
JPY	1,912,987,344	JPMC	07/25/24	USD	12,129,953	(198,305)
MXN	99,288,000	CBNA	07/25/24	USD	5,364,213	43,866
NOK	9,591,000	MSIP	07/25/24	USD	908,304	(9,484)
NZD	52,400,000	JPMC	07/25/24	USD	32,135,521	(218,515)
SEK	21,498,000	GSI	07/25/24	USD	2,057,268	(26,659)

Contracts to Deliver
AUD	47,844,000	UBSA	07/25/24	USD	31,941,468	4,955
BRL	7,149,780	CBNA	07/02/24	USD	1,286,186	7,179
BRL	14,516,220	CBNA	07/02/24	USD	2,611,348	14,575
BRL	28,888,000	CBNA	07/02/24	USD	5,294,721	127,014
BRL	7,222,000	UBSA	07/02/24	USD	1,299,178	7,251
CAD	7,367,000	MSIP	07/25/24	USD	5,374,606	(13,273)
CHF	4,784,000	JPMC	07/25/24	USD	5,433,301	93,855
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-458

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,966,000	JPMC	07/25/24	USD	5,329,036	$4,954
EUR	4,971,000	JPMC	07/25/24	USD	5,334,402	4,959
EUR	3,331,000	JPMC	07/25/24	USD	3,579,799	8,611
JPY	2,364,723,000	JPMC	07/25/24	USD	14,994,329	245,125
NZD	52,400,000	CBNA	07/25/24	USD	32,136,396	219,390
SGD	8,197,000	JPMC	07/25/24	USD	6,068,425	16,804

Cross Currency Contracts to Buy
AUD	16,071,000	JPMC	07/25/24	EUR	9,983,940	23,758
EUR	9,983,755	CBNA	07/25/24	AUD	16,071,000	(23,957)
JPY	2,366,512,667	GSI	07/25/24	CHF	13,233,976	(10,140)
Net Unrealized Depreciation						$(602,480)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/20/24	620	EUR	30,541,200	$(758,588)
FTSE 100 Index Futures	09/20/24	109	GBP	8,951,080	39,627
Nikkei 225 Index Futures	09/12/24	18	JPY	712,440,000	105,172
S&P 500 Index E-Mini Future	09/20/24	179	USD	49,417,425	256,425
S&P TSX 60 Index Futures	09/19/24	52	CAD	13,629,200	(22,468)
SPI 200 Index Futures	09/19/24	48	AUD	9,326,400	59,965
TOPIX Index Futures	09/12/24	60	JPY	1,686,300,000	207,192
U.S. Treasury Long Bond Futures	09/19/24	248	USD	29,341,500	876,021
U.S. Treasury Note 2 Year Futures	09/30/24	185	USD	37,780,469	143,849
U.S. Treasury Note 5 Year Futures	09/30/24	377	USD	40,179,953	402,444
U.S. Treasury Ultra Long Bond Futures	09/19/24	3	USD	376,031	13,588

Futures Contracts—Short
Euro-Schatz Futures	09/06/24	(496)	EUR	(52,427,200)	(263,445)
U.S. Treasury Note 10 Year Futures	09/19/24	(342)	USD	(37,614,656)	(625,824)
Net Unrealized Appreciation					$433,958
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M SOFR	Quarterly	4.200%	Quarterly	07/25/34	USD	308,000,000	$8,514,865	$—	$8,514,865

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-459

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a) (b)	$668,381	Unrealized depreciation on futures contracts (a) (b)	$781,056
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	843,132	Unrealized depreciation on forward foreign currency exchange contracts	1,445,612
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b) (c)	8,514,865
	Unrealized appreciation on futures contracts (a) (b)	1,435,902	Unrealized depreciation on futures contracts (a) (b)	889,269
Total		$11,462,280		$3,115,937

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$412,024	$(350,692)	$—	$61,332
JPMorgan Chase Bank NA	418,902	(418,902)	—	—
UBS AG	12,206	(12,206)	—	—
	$843,132	$(781,800)	$—	$61,332
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank NA	$350,692	$(350,692)	$—	$—
Goldman Sachs International	94,518	—	—	94,518
JPMorgan Chase Bank NA	838,437	(418,902)	—	419,535
Morgan Stanley & Co. International PLC	26,657	—	—	26,657
UBS AG	135,308	(12,206)	—	123,102
	$1,445,612	$(781,800)	$—	$663,812

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(2,862,089)	$(2,862,089)
Futures contracts	312,814	15,992,307	—	16,305,121
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-460

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Swap contracts	$(21,053,489)	$—	$—	$(21,053,489)
	$(20,740,675)	$15,992,307	$(2,862,089)	$(7,610,457)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(2,624,383)	$(2,624,383)
Futures contracts	(1,665,708)	(3,271,793)	—	(4,937,501)
Swap contracts	7,252,459	—	—	7,252,459
	$5,586,751	$(3,271,793)	$(2,624,383)	$(309,425)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$229,468,082
Futures contracts long	264,467,270
Futures contracts short	(113,406,083)
Swap contracts	311,000,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,028,126	$1,062,012	$—	$7,090,138
Air Freight & Logistics	613,649	319,960	—	933,609
Automobile Components	464,505	556,702	—	1,021,207
Automobiles	3,615,160	3,094,865	—	6,710,025
Banks	17,701,064	10,067,215	—	27,768,279
Beverages	7,450,287	1,220,436	—	8,670,723
Biotechnology	8,599,422	348,466	—	8,947,888
Broadline Retail	20,660,833	638,197	—	21,299,030
Building Products	4,465,799	1,850,434	—	6,316,233
Capital Markets	12,935,290	2,174,747	—	15,110,037
Chemicals	6,581,677	2,419,785	—	9,001,462
Commercial Services & Supplies	5,114,976	180,146	—	5,295,122
Communications Equipment	4,842,524	323,173	—	5,165,697
Construction & Engineering	—	1,389,276	—	1,389,276
Construction Materials	—	784,736	—	784,736
Consumer Finance	2,901,062	—	—	2,901,062
Consumer Staples Distribution & Retail	9,629,883	660,188	—	10,290,071
Containers & Packaging	1,116,825	176,495	—	1,293,320
Diversified Telecommunication Services	1,742,679	2,595,828	—	4,338,507
Electric Utilities	3,091,713	1,878,496	—	4,970,209
Electrical Equipment	4,997,185	3,139,939	—	8,137,124
Electronic Equipment, Instruments & Components	1,503,960	1,537,374	—	3,041,334
Energy Equipment & Services	507,562	—	—	507,562
Entertainment	8,465,034	303,374	—	8,768,408
Financial Services	15,872,393	152,608	—	16,025,001
Food Products	751,258	1,720,843	—	2,472,101
Gas Utilities	195,739	362,377	—	558,116
Ground Transportation	5,374,146	263,521	—	5,637,667
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-461

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$11,132,766	$656,306	$—	$11,789,072
Health Care Providers & Services	12,568,411	—	—	12,568,411
Health Care REITs	958,368	—	—	958,368
Health Care Technology	152,813	—	—	152,813
Hotels, Restaurants & Leisure	7,507,559	1,647,809	—	9,155,368
Household Durables	2,276,175	810,168	—	3,086,343
Household Products	9,670,092	236,667	—	9,906,759
Independent Power and Renewable Electricity Producers	—	112,723	—	112,723
Industrial Conglomerates	807,325	1,859,606	—	2,666,931
Industrial REITs	851,586	130,936	—	982,522
Insurance	11,745,271	5,815,614	—	17,560,885
Interactive Media & Services	32,259,361	687,762	—	32,947,123
IT Services	4,487,936	160,914	—	4,648,850
Leisure Products	—	123,958	—	123,958
Life Sciences Tools & Services	5,488,741	172,081	—	5,660,822
Machinery	7,078,514	2,387,618	—	9,466,132
Marine Transportation	—	105,025	—	105,025
Media	2,498,828	103,704	—	2,602,532
Metals & Mining	3,780,256	3,647,076	—	7,427,332
Multi-Utilities	780,864	614,631	—	1,395,495
Office REITs	—	167,996	—	167,996
Oil, Gas & Consumable Fuels	13,454,909	7,475,636	—	20,930,545
Paper & Forest Products	—	158,854	—	158,854
Personal Care Products	75,331	2,315,762	—	2,391,093
Pharmaceuticals	18,540,008	11,782,275	—	30,322,283
Professional Services	2,124,076	2,406,208	—	4,530,284
Real Estate Management & Development	107,355	457,718	—	565,073
Residential REITs	221,377	—	—	221,377
Retail REITs	456,614	—	—	456,614
Semiconductors & Semiconductor Equipment	50,846,036	4,561,878	—	55,407,914
Software	54,363,092	1,168,669	—	55,531,761
Specialized REITs	2,646,079	—	—	2,646,079
Specialty Retail	8,508,617	651,170	—	9,159,787
Technology Hardware, Storage & Peripherals	25,214,209	527,433	—	25,741,642
Textiles, Apparel & Luxury Goods	927,468	2,265,427	—	3,192,895
Trading Companies & Distributors	1,369,652	2,671,414	—	4,041,066
Water Utilities	—	419,023	—	419,023
Wireless Telecommunication Services	1,067,298	852,932	—	1,920,230
Total Common Stocks	449,189,738	96,376,186	—	545,565,924
Total Corporate Bonds & Notes*	—	368,201,666	—	368,201,666
Total Mutual Funds*	43,004,396	—	—	43,004,396
Total Preferred Stocks*	—	671,636	—	671,636
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	72,769,890	—	72,769,890
Securities Lending Reinvestments
Certificates of Deposit	—	25,093,779	—	25,093,779
Commercial Paper	—	7,987,547	—	7,987,547
Repurchase Agreements	—	83,030,902	—	83,030,902
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	116,112,228	—	131,112,228
Total Investments	$507,194,134	$654,131,606	$—	$1,161,325,740
Collateral for Securities Loaned (Liability)	$—	$(131,117,865)	$—	$(131,117,865)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$843,132	$—	$843,132
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-462

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(1,445,612)	$—	$(1,445,612)
Total Forward Contracts	$—	$(602,480)	$—	$(602,480)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,104,283	$—	$—	$2,104,283
Futures Contracts (Unrealized Depreciation)	(1,670,325)	—	—	(1,670,325)
Total Futures Contracts	$433,958	$—	$—	$433,958
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$8,514,865	$—	$8,514,865

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,061,219,077
Gross unrealized appreciation	172,725,063
Gross unrealized (depreciation)	(62,354,212)
Net unrealized appreciation (depreciation)	$110,370,851
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-463

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,161,325,740
Cash	160,231
Cash denominated in foreign currencies (c)	1,184,365
Cash collateral (d)	23,466,693
Unrealized appreciation on forward foreign currency exchange contracts	843,132
Receivable for:
Investments sold	872,173
Fund shares sold	136,662
Dividends and interest	4,939,524
Prepaid expenses	8,117
Total Assets	1,192,936,637
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,445,612
Collateral for securities loaned	131,117,865
Payable for:
Investments purchased	843,366
Fund shares redeemed	262,070
Variation margin on futures contracts	483,726
Variation margin on centrally cleared swap contracts	1,164,218
Accrued Expenses:
Management fees	541,332
Distribution and service fees	217,427
Deferred trustees’ fees	255,542
Other expenses	285,741
Total Liabilities	136,616,899
Net Assets	$1,056,319,738
Net Assets Consist of:
Paid in surplus	$1,013,281,179
Distributable earnings (Accumulated losses)	43,038,559
Net Assets	$1,056,319,738
Net Assets
Class B	$1,056,319,738
Capital Shares Outstanding*
Class B	88,795,664
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.90

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,054,771,632.
(b)	Includes securities loaned at value of $239,761,881.
(c)	Identified cost of cash denominated in foreign currencies was $1,182,683.
(d)	Includes collateral of $8,479,505 for future contracts and $14,987,188 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$4,931,001
Interest	11,307,995
Securities lending income	186,517
Total investment income	16,425,513
Expenses
Management fees	3,351,504
Administration fees	41,934
Custodian and accounting fees	158,012
Distribution and service fees—Class B	1,307,301
Audit and tax services	51,612
Legal	27,114
Trustees’ fees and expenses	35,664
Shareholder reporting	20,075
Insurance	4,718
Miscellaneous	27,999
Total expenses	5,025,933
Less management fee waiver	(93,435)
Net expenses	4,932,498
Net Investment Income	11,493,015
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	10,534,578
Futures contracts	16,305,121
Swap contracts	(21,053,489)
Foreign currency transactions	(66,060)
Forward foreign currency transactions	(2,862,089)
Net realized gain (loss)	2,858,061
Net change in unrealized appreciation (depreciation) on:
Investments	49,913,251
Futures contracts	(4,937,501)
Swap contracts	7,252,459
Foreign currency transactions	(25,076)
Forward foreign currency transactions	(2,624,383)
Net change in unrealized appreciation (depreciation)	49,578,750
Net realized and unrealized gain (loss)	52,436,811
Net Increase (Decrease) in Net Assets From Operations	$63,929,826

(a)	Net of foreign withholding taxes of $262,676.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-464

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,493,015	$23,106,871
Net realized gain (loss)	2,858,061	20,380,521
Net change in unrealized appreciation (depreciation)	49,578,750	102,085,662
Increase (decrease) in net assets from operations	63,929,826	145,573,054
From Distributions to Shareholders
Class B	(18,384,023)	(19,813,877)
Total distributions	(18,384,023)	(19,813,877)
Increase (decrease) in net assets from capital share transactions	(44,607,717)	(129,115,489)
Total increase (decrease) in net assets	938,086	(3,356,312)
Net Assets
Beginning of period	1,055,381,652	1,058,737,964
End of period	$1,056,319,738	$1,055,381,652

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	1,263,868	$14,689,179	1,044,126	$11,047,394
Reinvestments	1,542,284	18,384,023	1,863,958	19,813,877
Redemptions	(6,655,569)	(77,680,919)	(15,175,931)	(159,976,760)
Net increase (decrease)	(3,849,417)	$(44,607,717)	(12,267,847)	$(129,115,489)
Increase (decrease) derived from capital shares transactions		$(44,607,717)		$(129,115,489)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-465

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.39	$10.09	$13.78	$12.43	$13.12	$10.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.23	0.18	0.13	0.10	0.23
Net realized and unrealized gain (loss)	0.59	1.27	(2.95)	1.28	0.10	2.11
Total income (loss) from investment operations	0.72	1.50	(2.77)	1.41	0.20	2.34
Less Distributions
Distributions from net investment income	(0.21)	(0.20)	(0.16)	(0.04)	(0.22)	(0.18)
Distributions from net realized capital gains	0.00	0.00	(0.76)	(0.02)	(0.67)	0.00
Total distributions	(0.21)	(0.20)	(0.92)	(0.06)	(0.89)	(0.18)
Net Asset Value, End of Period	$11.90	$11.39	$10.09	$13.78	$12.43	$13.12
Total Return (%) (b)	6.22 (c)	15.02	(20.17)	11.42	2.11	21.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96 (d)	0.96	0.94	0.93	0.94	0.92
Net ratio of expenses to average net assets (%) (e)	0.94 (d)	0.96	0.94	0.92	0.93	0.91
Ratio of net investment income (loss) to average net assets (%)	2.20 (d)	2.22	1.64	1.03	0.83	1.85
Portfolio turnover rate (%)	20 (c)	52	45	35	138	90
Net assets, end of period (in millions)	$1,056.3	$1,055.4	$1,058.7	$1,515.9	$1,606.7	$1,785.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-466

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Brazil — 2.9%
Ambev SA (ADR)	409,200	$838,860
B3 SA - Brasil Bolsa Balcao	73,900	135,371
Banco do Brasil SA	219,600	1,049,268
Caixa Seguridade Participacoes SA	60,600	155,129
Cia De Sanena Do Parana	19,100	94,166
CPFL Energia SA	57,100	334,320
CSN Mineracao SA	94,600	87,829
Energisa SA	37,300	304,400
Itau Unibanco Holding SA	17,800	89,444
Itau Unibanco Holding SA (ADR)	354,300	2,069,112
Kepler Weber SA	79,800	136,757
Klabin SA	121,170	464,730
Petroleo Brasileiro SA	134,300	970,114
Petroleo Brasileiro SA (ADR)	18,400	266,616
Rede D'Or Sao Luiz SA	89,800	436,944
Sao Martinho SA	4,476	26,207
SLC Agricola SA	66,940	208,959
Suzano SA	53,100	541,534
Telefonica Brasil SA	95,300	772,956
TIM SA	71,900	204,249
Vale SA	98,500	1,096,343
Vale SA (ADR)	110,300	1,232,051
Vibra Energia SA	118,000	441,173
		11,956,532
Chile — 0.3%
Cencosud SA	372,587	702,770
Empresas CMPC SA	229,621	431,889
SMU SA	1,397,410	245,017
		1,379,676
China — 24.4%
3SBio, Inc. (a)	499,000	411,324
AAC Technologies Holdings, Inc.	129,500	509,128
Akeso, Inc. (a) (b)	28,000	135,394
Alibaba Group Holding Ltd.	919,400	8,265,486
Aluminum Corp. of China Ltd. - Class A	153,700	161,293
Aluminum Corp. of China Ltd. - Class H	602,000	410,706
Andon Health Co. Ltd. - Class A	18,000	100,134
ANE Cayman, Inc. (a)	64,000	55,355
Anhui Conch Cement Co. Ltd. - Class A	5,101	16,560
Anhui Guangxin Agrochemical Co. Ltd. - Class A	12,180	20,346
Anhui Yingjia Distillery Co. Ltd. - Class A	22,900	181,240
ANTA Sports Products Ltd.	35,200	335,304
Baidu, Inc. - Class A (a)	164,500	1,780,154
Bairong, Inc. (a) (b)	157,000	178,823
Bank of Changsha Co. Ltd. - Class A	41,800	47,044
Bank of Chengdu Co. Ltd. - Class A	40,000	83,623
Bank of China Ltd. - Class H	2,573,000	1,262,793
Bank of Hangzhou Co. Ltd. - Class A	82,200	147,649
Bank of Nanjing Co. Ltd. - Class A	68,500	97,930
Baoshan Iron & Steel Co. Ltd. - Class A	52,600	48,150
BeiGene Ltd. (a)	33,000	361,830
BeiGene Ltd. - Class A (a)	22,405	356,129
Bilibili, Inc. - Class Z (a)	13,540	211,177
Binjiang Service Group Co. Ltd.	12,000	25,237
Security Description	Shares	Value
China — (Continued)
BMC Medical Co. Ltd. - Class A	4,480	$38,304
Bosideng International Holdings Ltd.	1,190,000	741,235
BYD Co. Ltd. - Class A	2,800	96,194
BYD Co. Ltd. - Class H (b)	63,500	1,884,531
BYD Electronic International Co. Ltd.	169,000	843,327
CGN New Energy Holdings Co. Ltd.	934,000	304,453
CGN Power Co. Ltd. - Class H	1,564,000	687,941
China Construction Bank Corp. - Class A	108,900	110,876
China Construction Bank Corp. - Class H	4,000,000	2,954,238
China Feihe Ltd.	69,000	31,919
China Foods Ltd.	156,000	56,842
China International Marine Containers Group Co. Ltd. - Class A	201,450	256,773
China Mengniu Dairy Co. Ltd.	116,000	207,525
China Merchants Bank Co. Ltd. - Class A	123,800	581,694
China Merchants Bank Co. Ltd. - Class H	278,000	1,262,616
China National Accord Medicines Corp. Ltd. - Class A	15,130	67,126
China National Medicines Corp. Ltd. - Class A	42,600	180,304
China Nonferrous Mining Corp. Ltd.	306,000	265,653
China Overseas Land & Investment Ltd.	259,500	449,507
China Pacific Insurance Group Co. Ltd. - Class H	289,200	705,271
China Resources Land Ltd.	403,500	1,370,521
China Resources Medical Holdings Co. Ltd.	140,500	63,471
China Resources Power Holdings Co. Ltd.	330,000	1,012,479
China Shenhua Energy Co. Ltd. - Class H	162,000	745,655
China State Construction Engineering Corp. Ltd. - Class A	244,500	178,684
China State Construction International Holdings Ltd.	68,000	92,792
China Tower Corp. Ltd. - Class H	4,280,000	553,428
Chongqing Zhifei Biological Products Co. Ltd. - Class A (a)	10,700	41,260
Contemporary Amperex Technology Co. Ltd. - Class A	19,120	472,311
COSCO SHIPPING Holdings Co. Ltd. - Class A	114,120	242,900
COSCO SHIPPING Holdings Co. Ltd. - Class H	347,200	607,111
Dian Diagnostics Group Co. Ltd. - Class A	11,200	18,516
Dongfang Electric Corp. Ltd. - Class A	28,300	71,865
Dongyue Group Ltd.	173,000	188,040
Eastern Air Logistics Co. Ltd. - Class A (a)	25,000	70,098
E-Commodities Holdings Ltd.	142,000	26,748
Everest Medicines Ltd. (a) (b)	83,000	206,919
FinVolution Group (ADR)	65,900	314,343
Foxconn Industrial Internet Co. Ltd. - Class A	50,000	185,829
Full Truck Alliance Co. Ltd. (ADR)	9,500	76,380
Fuyao Glass Industry Group Co. Ltd. - Class H	21,200	122,678
Geely Automobile Holdings Ltd.	199,000	223,860
Great Wall Motor Co. Ltd. - Class H	17,646	27,191
Guangdong Provincial Expressway Development Co. Ltd. - Class A	46,620	66,809
Guizhou Zhenhua E-chem, Inc. - Class A (a)	35,694	47,788
Guodian Nanjing Automation Co. Ltd. - Class A	125,280	98,448
H World Group Ltd. (ADR)	11,800	393,176
Haidilao International Holding Ltd.	119,000	213,739
Haier Smart Home Co. Ltd. - Class A	65,800	256,734
Haier Smart Home Co. Ltd. - Class H (b)	116,400	388,921
Hansoh Pharmaceutical Group Co. Ltd.	44,000	91,864
Harbin Electric Co. Ltd. - Class H	402,000	125,032
Health & Happiness H&H International Holdings Ltd.	51,000	58,324
Hebei Yangyuan Zhihui Beverage Co. Ltd. - Class A	6,200	18,129
Hello Group, Inc. (ADR)	38,800	237,456
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	155,400	431,776
See accompanying notes to financial statements.
BHFTI-467

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Hengan International Group Co. Ltd.	168,000	$511,772
Hisense Home Appliances Group Co. Ltd. - Class A	50,800	225,815
Hisense Home Appliances Group Co. Ltd. - Class H	147,000	483,738
HLA Group Corp. Ltd. - Class A	255,600	325,000
Huadong Medicine Co. Ltd. - Class A	21,200	81,113
Huafon Chemical Co. Ltd. - Class A (a)	104,100	102,776
Huaibei Mining Holdings Co. Ltd. - Class A	19,400	44,681
Huayu Automotive Systems Co. Ltd. - Class A	62,300	140,335
Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	12,800	55,803
HUTCHMED China Ltd. (a)	60,500	212,400
Industrial & Commercial Bank of China Ltd. - Class H	2,216,000	1,316,273
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	167,100	84,825
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. - Class A	175,300	111,892
Innovent Biologics, Inc. (a)	132,000	622,527
iQIYI, Inc. (ADR) (a)	22,100	81,107
JD.com, Inc. - Class A	179,454	2,318,453
Jiangsu Expressway Co. Ltd. - Class H (a)	256,000	273,031
Jiangsu Linyang Energy Co. Ltd. - Class A	35,400	30,571
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - Class A	24,500	126,834
Jiangxi Copper Co. Ltd. - Class A	19,500	63,331
Jiangxi Copper Co. Ltd. - Class H	268,000	532,101
Jiangxi Ganyue Expressway Co. Ltd. - Class A	99,200	70,600
JNBY Design Ltd.	92,500	180,243
Jointown Pharmaceutical Group Co. Ltd. - Class A	174,371	117,098
JOYY, Inc. (ADR)	14,100	424,269
KE Holdings, Inc. (ADR)	17,800	251,870
Kuaishou Technology (a)	139,200	821,894
Kunlun Energy Co. Ltd.	982,000	1,015,834
Kweichow Moutai Co. Ltd. - Class A	4,100	826,896
LB Group Co. Ltd. - Class A	26,700	68,260
Lenovo Group Ltd.	1,008,000	1,421,673
Li Auto, Inc. - Class A (a)	80,600	719,689
Lingyi iTech Guangdong Co. - Class A	125,700	123,035
Longfor Group Holdings Ltd.	299,500	410,570
Lonking Holdings Ltd.	235,000	43,879
Meihua Holdings Group Co. Ltd. - Class A	168,100	231,652
Meituan - Class B (a) (b)	234,810	3,326,761
Midea Group Co. Ltd. - Class A	18,317	162,651
Nanjing Iron & Steel Co. Ltd. - Class A	104,300	71,480
NetEase, Inc.	131,900	2,518,261
Ningbo Boway Alloy Material Co. Ltd. - Class A	139,500	291,739
Nongfu Spring Co. Ltd. - Class H	14,600	69,241
PDD Holdings, Inc. (ADR) (a)	28,800	3,828,960
PetroChina Co. Ltd. - Class A	301,300	427,108
PetroChina Co. Ltd. - Class H	1,908,000	1,929,851
Ping An Insurance Group Co. of China Ltd. - Class A	80,900	459,570
Ping An Insurance Group Co. of China Ltd. - Class H (b)	419,500	1,907,499
Pop Mart International Group Ltd.	91,400	446,543
Qifu Technology, Inc. (ADR)	36,200	714,226
Qingdao Haier Biomedical Co. Ltd. - Class A	11,886	60,857
Satellite Chemical Co. Ltd. - Class A	159,400	394,273
Shandong Jinjing Science & Technology Co. Ltd. - Class A	45,500	36,273
Shandong Sun Paper Industry JSC Ltd. - Class A	51,400	98,641
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	28,000	73,599
Security Description	Shares	Value
China — (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	30,500	$45,859
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A (a)	5,160	149,483
Shenzhen Desay Battery Technology Co. - Class A	142,200	458,754
Shenzhen Energy Group Co. Ltd. - Class A	79,000	79,322
Shenzhen Expressway Corp. Ltd. - Class A (a)	72,800	106,472
Shenzhen Expressway Corp. Ltd. - Class H	156,000	145,402
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. - Class A (a)	31,600	59,544
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	8,800	352,752
Shenzhen New Industries Biomedical Engineering Co. Ltd. - Class A	8,100	75,024
Shenzhen Tagen Group Co. Ltd. - Class A	549,200	304,124
Sichuan Changhong Electric Co. Ltd. - Class A	71,600	44,303
Sinopec Engineering Group Co. Ltd. - Class H	216,500	149,684
Sinotrans Ltd. - Class H (b)	794,000	386,111
Sinotruk Hong Kong Ltd.	362,000	939,010
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	197,100	149,138
Sunac Services Holdings Ltd.	326,000	75,632
Sunny Optical Technology Group Co. Ltd.	14,900	92,002
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	53,400	151,687
TAL Education Group (ADR) (a)	4,180	44,601
TangShan Port Group Co. Ltd. - Class A	323,600	209,350
TBEA Co. Ltd. - Class A	163,352	311,593
Tencent Holdings Ltd. (b)	370,300	17,574,800
Tencent Music Entertainment Group (ADR)	96,900	1,361,445
Tian Di Science & Technology Co. Ltd. - Class A	214,200	203,093
Tianli International Holdings Ltd.	116,122	66,275
Tingyi Cayman Islands Holding Corp.	125,876	152,143
Tongcheng Travel Holdings Ltd.	9,614	19,128
Trip.com Group Ltd. (a)	11,950	565,835
Trip.com Group Ltd. (ADR) (a)	21,600	1,015,200
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	35,400	78,094
Vipshop Holdings Ltd. (ADR)	50,100	652,302
Want Want China Holdings Ltd.	75,000	45,340
Weichai Power Co. Ltd. - Class A	67,800	151,595
Weichai Power Co. Ltd. - Class H	311,000	592,835
Western Mining Co. Ltd. - Class A	194,100	477,779
Wuliangye Yibin Co. Ltd. - Class A (a)	9,800	172,555
WuXi AppTec Co. Ltd. - Class A	22,391	120,737
WuXi AppTec Co. Ltd. - Class H	84,300	315,951
Wuxi Biologics Cayman, Inc. (a)	181,000	265,846
Xiaomi Corp. - Class B (a)	1,174,400	2,471,615
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	56,400	108,828
Yihai International Holding Ltd.	65,000	108,644
YongXing Special Materials Technology Co. Ltd. - Class A	5,670	27,909
Yum China Holdings, Inc.	6,100	188,124
Yunnan Jianzhijia Health Chain Co. Ltd. - Class A	7,800	27,850
Yunnan Yuntianhua Co. Ltd. - Class A	43,500	116,223
Yutong Bus Co. Ltd. - Class A	132,100	469,490
Zhejiang Chint Electrics Co. Ltd. - Class A	11,700	30,691
Zhejiang Expressway Co. Ltd. - Class H	158,000	106,671
Zhejiang Hailide New Material Co. Ltd. - Class A	115,900	60,836
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	172,000	168,911
Zhongjin Gold Corp. Ltd. - Class A	106,100	213,983
Zhuhai CosMX Battery Co. Ltd. - Class A (a)	88,964	182,035
Zijin Mining Group Co. Ltd. - Class H	108,000	226,060
ZTE Corp. - Class A (a)	34,600	133,332
ZTE Corp. - Class H (a)	105,000	231,522
See accompanying notes to financial statements.
BHFTI-468

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
ZTO Express Cayman, Inc. (ADR)	13,700	$284,275
		100,877,585
Czech Republic — 0.3%
CEZ AS	6,998	263,221
Komercni Banka AS	9,048	302,203
Moneta Money Bank AS	152,791	667,610
		1,233,034
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	75,943	92,656
Eastern Co. SAE	241,085	91,295
ElSewedy Electric Co.	95,901	94,364
		278,315
Greece — 0.5%
Danaos Corp.	558	51,537
Eurobank Ergasias Services & Holdings SA - Class A (a)	323,621	700,695
Jumbo SA	4,580	131,412
Metlen Energy & Metals SA	4,061	151,302
Motor Oil Hellas Corinth Refineries SA	9,085	227,727
OPAP SA	40,012	626,673
		1,889,346
Hong Kong — 0.2%
China High Speed Transmission Equipment Group Co. Ltd. (a)	321,000	45,497
Orient Overseas International Ltd.	4,000	64,904
Sino Biopharmaceutical Ltd.	147,000	50,219
Skyworth Group Ltd.	210,340	82,935
United Laboratories International Holdings Ltd.	318,000	336,095
Wasion Holdings Ltd.	128,000	112,083
		691,733
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	19,452	151,742
India — 18.6%
360 ONE WAM Ltd.	30,880	362,849
Adani Power Ltd. (a)	62,510	532,679
Alkem Laboratories Ltd.	3,006	179,531
Amara Raja Energy & Mobility Ltd.	24,940	496,194
Apollo Hospitals Enterprise Ltd.	4,213	312,048
Apollo Tyres Ltd.	24,674	159,853
Arvind Ltd.	32,580	144,268
Aster DM Healthcare Ltd.	32,182	133,927
Aurobindo Pharma Ltd.	58,905	849,058
Axis Bank Ltd.	120,872	1,829,425
Bajaj Auto Ltd.	6,859	780,478
Bajaj Consumer Care Ltd.	91,815	290,878
Bajaj Finance Ltd.	5,395	459,534
Bank of Baroda	147,842	486,945
Bayer CropScience Ltd.	1,240	99,496
Bharat Electronics Ltd.	192,887	711,367
Bharat Petroleum Corp. Ltd.	128,642	464,777
Bharat Petroleum Corp. Ltd. (Interim Shares) (a)	128,642	464,777
Security Description	Shares	Value
India — (Continued)
Bharti Airtel Ltd.	168,185	$2,914,043
Bombay Burmah Trading Co.	6,950	167,635
Britannia Industries Ltd. (a)	791	51,757
Canara Bank	73,115	104,550
CESC Ltd.	123,023	238,664
Chambal Fertilisers & Chemicals Ltd.	16,150	97,531
Chennai Petroleum Corp. Ltd.	28,528	335,487
Cipla Ltd.	13,734	243,588
Coal India Ltd.	222,835	1,259,355
Colgate-Palmolive India Ltd.	15,283	518,618
DCM Shriram Ltd.	9,927	117,104
Dr Reddy's Laboratories Ltd.	16,092	1,232,264
Finolex Cables Ltd.	16,653	309,711
Fortis Healthcare Ltd.	26,288	148,912
GAIL India Ltd.	430,139	1,128,501
Glenmark Pharmaceuticals Ltd.	27,068	400,366
Godrej Consumer Products Ltd.	5,700	93,849
Grasim Industries Ltd.	37,548	1,197,056
Great Eastern Shipping Co. Ltd.	23,450	342,715
Gujarat Pipavav Port Ltd.	115,327	288,350
Gujarat State Fertilizers & Chemicals Ltd.	42,606	122,714
Gujarat State Petronet Ltd.	49,899	176,411
Havells India Ltd.	12,061	262,749
HCL Technologies Ltd.	93,293	1,629,228
HDFC Asset Management Co. Ltd.	4,906	235,393
HDFC Bank Ltd.	108,476	2,192,837
Hero MotoCorp Ltd.	6,173	413,575
Hindalco Industries Ltd.	170,096	1,407,970
Hindustan Aeronautics Ltd.	23,601	1,482,907
Hindustan Unilever Ltd.	28,072	828,993
ICICI Bank Ltd.	228,915	3,281,440
Indian Bank	18,219	118,476
Indian Hotels Co. Ltd.	24,507	182,204
Indian Oil Corp. Ltd.	544,139	1,071,568
Indo Count Industries Ltd.	55,890	262,388
Indus Towers Ltd. (a)	99,938	450,610
Infosys Ltd.	8,037	150,903
Infosys Ltd. (ADR) (b)	207,000	3,854,340
InterGlobe Aviation Ltd. (a)	13,749	696,698
ITC Ltd.	215,682	1,094,695
Jindal Stainless Ltd.	10,301	101,272
Jindal Steel & Power Ltd.	9,476	118,113
JK Tyre & Industries Ltd.	14,866	75,992
JSW Steel Ltd.	37,016	413,439
Karnataka Bank Ltd.	27,806	74,509
Karur Vysya Bank Ltd.	34,201	84,648
Kaveri Seed Co. Ltd.	27,209	302,817
Kotak Mahindra Bank Ltd.	24,163	519,847
LT Foods Ltd.	65,440	199,787
Lupin Ltd.	24,197	471,535
Mahindra & Mahindra Ltd.	72,799	2,493,453
Manappuram Finance Ltd.	180,473	450,524
Maruti Suzuki India Ltd.	2,252	323,722
Max Healthcare Institute Ltd.	32,438	365,980
Motilal Oswal Financial Services Ltd.	22,104	161,885
Muthoot Finance Ltd.	33,450	719,058
See accompanying notes to financial statements.
BHFTI-469

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
National Aluminium Co. Ltd.	174,360	$389,830
Nava Ltd.	16,508	147,757
NCC Ltd.	39,746	149,811
NLC India Ltd.	52,354	149,867
NMDC Ltd.	178,427	524,456
NTPC Ltd.	404,626	1,830,427
Oil & Natural Gas Corp. Ltd.	411,593	1,347,998
Oil India Ltd.	47,827	413,000
Oracle Financial Services Software Ltd.	2,916	344,077
Petronet LNG Ltd.	72,061	284,461
Piramal Enterprises Ltd.	6,951	76,894
Power Finance Corp. Ltd.	191,185	1,107,985
Power Grid Corp. of India Ltd.	456,803	1,804,870
PTC India Ltd.	54,244	132,889
REC Ltd.	117,742	741,454
Reliance Industries Ltd.	143,007	5,349,075
Samvardhana Motherson International Ltd.	148,931	339,671
Shriram Finance Ltd.	8,737	305,562
State Bank of India	176,298	1,785,851
Sun Pharmaceutical Industries Ltd.	71,036	1,292,095
Supreme Industries Ltd.	14,481	1,023,086
Surya Roshni Ltd.	9,596	71,670
Tata Communications Ltd. (a)	5,065	112,368
Tata Motors Ltd.	135,547	1,601,773
Tata Motors Ltd. - Class A	124,710	989,490
Tata Steel Ltd.	168,697	352,205
Tech Mahindra Ltd.	77,409	1,326,215
Torrent Power Ltd.	11,296	201,878
Triveni Turbine Ltd.	39,954	295,141
Ujjivan Small Finance Bank Ltd.	373,663	201,693
UltraTech Cement Ltd.	914	127,279
UPL Ltd.	114,225	779,776
Varun Beverages Ltd.	61,681	1,198,257
Vedanta Ltd.	188,237	1,021,247
Voltamp Transformers Ltd.	1,389	185,011
Welspun Living Ltd.	78,228	143,000
West Coast Paper Mills Ltd.	9,521	76,872
Wipro Ltd.	207,312	1,272,651
Zensar Technologies Ltd.	20,644	183,347
Zomato Ltd. (a)	97,602	232,672
Zydus Lifesciences Ltd.	9,527	122,693
		76,777,174
Indonesia — 1.6%
Adaro Energy Indonesia Tbk. PT	579,500	98,776
Astra International Tbk. PT	3,315,100	900,918
Bank Central Asia Tbk. PT	2,288,100	1,380,340
Bank Mandiri Persero Tbk. PT	3,622,100	1,352,630
Bank Negara Indonesia Persero Tbk. PT	2,133,500	603,364
Bank Rakyat Indonesia Persero Tbk. PT	5,451,500	1,520,852
Indofood Sukses Makmur Tbk. PT	1,992,000	737,651
		6,594,531
Kuwait — 0.5%
Ali Alghanim Sons Automotive Co. KSCC	37,245	123,080
Boursa Kuwait Securities Co. KPSC	36,727	243,415
Security Description	Shares	Value
Kuwait — (Continued)
Commercial Real Estate Co. KSC	328,638	$131,614
Gulf Cables & Electrical Industries Group Co. KSCP	25,798	120,646
Kuwait Finance House KSCP	202,062	468,608
Kuwait Telecommunications Co.	54,984	95,154
Mezzan Holding Co. KSCC	56,373	132,788
Mobile Telecommunications Co. KSCP	78,905	114,677
National Bank of Kuwait SAKP	182,007	511,257
National Investments Co. KSCP	231,426	184,859
		2,126,098
Malaysia — 1.1%
Alliance Bank Malaysia Bhd.	386,200	310,353
AMMB Holdings Bhd.	268,654	244,244
Bermaz Auto Bhd.	113,100	60,168
CIMB Group Holdings Bhd.	917,523	1,320,190
Eco World Development Group Bhd.	130,000	41,270
Genting Bhd.	344,400	343,508
IJM Corp. Bhd.	340,000	219,668
Mah Sing Group Bhd.	409,900	150,085
Malayan Banking Bhd.	648,167	1,368,501
Sime Darby Bhd.	220,700	122,478
Ta Ann Holdings Bhd.	82,800	66,858
Tenaga Nasional Bhd.	34,000	99,309
United Plantations Bhd.	31,300	162,495
YTL Power International Bhd.	101,800	103,651
		4,612,778
Mexico — 2.3%
Alsea SAB de CV	74,700	259,684
America Movil SAB de CV - Series B	797,173	679,307
Arca Continental SAB de CV	99,700	980,379
Banco del Bajio SA	259,500	791,479
Cemex SAB de CV (ADR)	142,700	911,853
Coca-Cola Femsa SAB de CV	23,800	204,710
Fibra Uno Administracion SA de CV (REIT)	663,000	818,286
Fomento Economico Mexicano SAB de CV	49,200	528,144
Gruma SAB de CV - Class B	43,975	805,491
Grupo Financiero Banorte SAB de CV - Class O	199,400	1,551,821
Grupo Mexico SAB de CV - Series B	79,300	427,860
Kimberly-Clark de Mexico SAB de CV - Class A	74,000	127,614
Orbia Advance Corp. SAB de CV	47,700	66,537
Promotora y Operadora de Infraestructura SAB de CV	34,875	322,730
Regional SAB de CV	45,500	340,622
Southern Copper Corp. (b)	2,121	228,516
Wal-Mart de Mexico SAB de CV	161,700	552,317
		9,597,350
Monaco — 0.2%
Costamare, Inc.	26,653	437,909
Safe Bulkers, Inc.	30,800	179,256
		617,165
Peru — 0.0%
Credicorp Ltd.	600	96,798
See accompanying notes to financial statements.
BHFTI-470

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Peru — (Continued)
Intercorp Financial Services, Inc.	3,900	$87,399
		184,197
Philippines — 0.5%
Bank of the Philippine Islands	39,881	81,029
DMCI Holdings, Inc.	1,023,400	194,094
GT Capital Holdings, Inc.	16,180	170,861
International Container Terminal Services, Inc.	167,520	1,000,576
Metropolitan Bank & Trust Co.	186,980	215,500
PLDT, Inc.	5,540	135,858
Robinsons Land Corp.	255,900	65,020
Semirara Mining & Power Corp.	195,600	112,462
		1,975,400
Poland — 0.9%
Bank Handlowy w Warszawie SA	6,979	169,140
Bank Polska Kasa Opieki SA	30,877	1,287,652
Budimex SA	431	74,393
Powszechna Kasa Oszczednosci Bank Polski SA	97,251	1,517,196
Powszechny Zaklad Ubezpieczen SA	25,479	325,021
Santander Bank Polska SA	1,397	187,143
		3,560,545
Qatar — 0.9%
Industries Qatar QSC	17,124	60,223
Ooredoo QPSC	341,296	956,779
Qatar International Islamic Bank QSC	112,534	308,726
Qatar Islamic Bank QPSC	243,921	1,246,695
Qatar National Bank QPSC	283,297	1,138,685
Vodafone Qatar QSC	183,583	85,637
		3,796,745
Russia — 0.0%
Gazprom PJSC (a) (c) (d)	595,658	0
LUKOIL PJSC (a) (c) (d)	28,706	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	9,141	0
Mobile TeleSystems PJSC (a) (c) (d)	253,200	0
Novatek PJSC (GDR) (a) (c) (d)	1,686	0
Novolipetsk Steel PJSC (GDR) (a) (c) (d)	19,696	0
PhosAgro PJSC (a) (c) (d)	287	0
PhosAgro PJSC (GDR) (a) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (a) (c) (d)	77,745	0
Sberbank of Russia PJSC † (a) (c) (d)	879,480	0
Severstal PAO (GDR) (a) (c) (d)	30,364	0
Tatneft PJSC (ADR) (a) (c) (d)	7,842	0
		0
Saudi Arabia — 3.7%
Al Babtain Power & Telecommunication Co.	25,183	257,481
Al Rajhi Bank	69,291	1,508,421
Alinma Bank	131,222	1,091,008
Almunajem Foods Co.	14,665	407,368
Arab National Bank	198,995	1,074,050
Arriyadh Development Co.	14,702	83,670
Banque Saudi Fransi	77,204	733,781
Security Description	Shares	Value
Saudi Arabia — (Continued)
Etihad Etisalat Co.	80,461	$1,151,538
Leejam Sports Co. JSC	5,269	318,531
Middle East Healthcare Co. (a)	2,131	49,071
Mobile Telecommunications Co. Saudi Arabia	231,211	722,227
Mouwasat Medical Services Co.	16	517
National Medical Care Co.	5,108	295,519
Riyad Bank	94,008	652,605
Riyadh Cables Group Co.	12,543	336,901
SABIC Agri-Nutrients Co.	34,812	1,046,589
Saudi Arabian Mining Co. (a)	11,046	126,712
Saudi Arabian Oil Co.	85,785	633,354
Saudi Aramco Base Oil Co.	20,964	734,222
Saudi Awwal Bank	60,131	619,034
Saudi Basic Industries Corp.	33,430	654,882
Saudi National Bank	108,305	1,065,269
Saudi Telecom Co.	160,020	1,599,927
United Electronics Co.	244	6,143
		15,168,820
South Africa — 2.6%
Absa Group Ltd.	14,329	124,767
Clicks Group Ltd.	8,032	152,031
Exxaro Resources Ltd.	54,619	534,215
FirstRand Ltd.	65,018	273,928
Harmony Gold Mining Co. Ltd.	55,621	514,018
Investec Ltd.	52,052	378,758
Kumba Iron Ore Ltd.	36,405	875,543
Momentum Metropolitan Holdings	322,353	404,541
Naspers Ltd. - N Shares	9,678	1,886,353
Old Mutual Ltd.	483,946	328,257
Omnia Holdings Ltd.	48,129	174,763
Pan African Resources PLC	180,819	60,003
Resilient REIT Ltd. (REIT)	45,508	117,119
Reunert Ltd.	11,127	42,870
Sanlam Ltd.	266,797	1,186,011
Sappi Ltd.	99,191	263,194
Sasol Ltd.	3,326	25,119
Shoprite Holdings Ltd.	83,995	1,305,079
Standard Bank Group Ltd.	145,606	1,686,090
Sun International Ltd.	43,484	88,117
Truworths International Ltd.	84,510	433,103
Wilson Bayly Holmes-Ovcon Ltd.	6,712	58,862
		10,912,741
South Korea — 11.7%
Alteogen, Inc. (a)	1,217	246,209
Celltrion, Inc.	3,067	386,675
Chong Kun Dang Pharmaceutical Corp.	2,764	196,409
Coway Co. Ltd.	1,057	49,143
DB Insurance Co. Ltd.	13,356	1,110,090
Doosan Bobcat, Inc.	16,126	596,709
DoubleUGames Co. Ltd.	5,193	173,467
Ecopro BM Co. Ltd. (a)	1,194	157,761
Ecopro Co. Ltd. (a)	3,105	202,586
GS Holdings Corp.	9,563	324,876
Hana Financial Group, Inc.	31,651	1,387,542
See accompanying notes to financial statements.
BHFTI-471

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
South Korea — (Continued)
Hankook Tire & Technology Co. Ltd.	24,513	$804,029
Hanwha Aerospace Co. Ltd.	3,718	672,398
HLB, Inc. (a)	719	30,644
HMM Co. Ltd.	17,045	242,752
Hyundai Glovis Co. Ltd.	6,393	1,012,420
Hyundai Mobis Co. Ltd.	2,791	508,375
Hyundai Motor Co.	11,490	2,450,220
KB Financial Group, Inc.	34,142	1,936,016
KC Tech Co. Ltd.	3,595	117,625
KCC Corp.	1,208	269,809
Kia Corp.	22,544	2,109,630
Korea Electric Terminal Co. Ltd.	3,201	159,774
Korea Investment Holdings Co. Ltd.	2,864	144,790
Korean Air Lines Co. Ltd.	49,397	831,671
Krafton, Inc. (a)	262	53,454
KT&G Corp.	11,726	749,782
Kumho Petrochemical Co. Ltd.	5,304	562,517
LG Chem Ltd.	995	248,755
LG Corp.	663	38,672
LS Corp.	802	83,253
Meritz Financial Group, Inc.	1,104	63,349
Mirae Asset Securities Co. Ltd.	146,609	777,944
NAVER Corp.	1,927	233,475
Netmarble Corp. (a)	1,273	49,526
NH Investment & Securities Co. Ltd. - Class C	28,951	266,524
NICE Information Service Co. Ltd.	5,261	43,371
Orion Corp.	798	53,375
Orion Holdings Corp.	3,874	42,867
POSCO Holdings, Inc.	4,334	1,137,636
Samsung C&T Corp.	5,445	558,388
Samsung Card Co. Ltd.	5,932	164,795
Samsung Electro-Mechanics Co. Ltd.	6,263	714,481
Samsung Electronics Co. Ltd.	269,447	15,834,266
Samsung Fire & Marine Insurance Co. Ltd.	3,299	930,600
Samsung Life Insurance Co. Ltd.	7,503	479,447
Samsung SDI Co. Ltd.	1,788	457,173
Samsung SDS Co. Ltd.	6,791	730,784
Samsung Securities Co. Ltd.	15,298	440,414
Shinhan Financial Group Co. Ltd.	44,594	1,549,320
SK Hynix, Inc.	33,924	5,753,171
SK Telecom Co. Ltd.	7,289	272,312
Woori Financial Group, Inc.	8,764	93,280
		48,504,551
Taiwan — 19.1%
Acter Group Corp. Ltd.	55,000	445,861
Advancetek Enterprise Co. Ltd.	68,000	129,637
ASE Technology Holding Co. Ltd.	327,000	1,687,344
Asustek Computer, Inc.	61,000	932,652
Cathay Financial Holding Co. Ltd. (a)	954,703	1,736,845
Cheng Shin Rubber Industry Co. Ltd.	450,000	686,446
Chicony Power Technology Co. Ltd.	92,000	386,589
Compal Electronics, Inc.	516,000	549,557
CTBC Financial Holding Co. Ltd.	1,639,000	1,911,633
Delta Electronics, Inc.	50,000	593,972
Depo Auto Parts Ind Co. Ltd.	55,000	403,309
Security Description	Shares	Value
Taiwan — (Continued)
Elan Microelectronics Corp.	23,000	$109,379
Eva Airways Corp.	834,000	978,314
Evergreen Marine Corp. Taiwan Ltd.	21,800	129,457
Far Eastern Department Stores Ltd.	144,000	150,767
Far Eastern New Century Corp.	50,000	54,367
Far EasTone Telecommunications Co. Ltd.	16,000	41,500
Farglory Land Development Co. Ltd.	46,000	114,228
First Financial Holding Co. Ltd.	895,531	775,928
FSP Technology, Inc.	76,000	142,272
Fubon Financial Holding Co. Ltd.	739,155	1,809,842
Fusheng Precision Co. Ltd.	17,000	148,465
Gamania Digital Entertainment Co. Ltd.	50,000	128,158
Global Mixed Mode Technology, Inc.	12,000	112,597
Goldsun Building Materials Co. Ltd. - Class C	34,600	45,908
Hon Hai Precision Industry Co. Ltd.	805,000	5,276,921
Huaku Development Co. Ltd.	50,600	213,488
Kindom Development Co. Ltd.	217,100	366,121
King's Town Bank Co. Ltd.	50,000	93,650
Kung Long Batteries Industrial Co. Ltd.	7,000	30,857
Largan Precision Co. Ltd.	13,000	1,096,615
Makalot Industrial Co. Ltd.	29,000	376,861
MediaTek, Inc.	100,000	4,275,029
Mega Financial Holding Co. Ltd.	34,000	42,324
Merry Electronics Co. Ltd.	101,000	428,097
Micro-Star International Co. Ltd.	154,000	841,112
Namchow Holdings Co. Ltd.	127,000	229,455
Nan Pao Resins Chemical Co. Ltd.	30,000	315,431
Novatek Microelectronics Corp.	74,000	1,377,810
Pegatron Corp.	200,000	641,765
Posiflex Technology, Inc.	17,000	91,648
Pou Chen Corp.	820,000	882,670
Primax Electronics Ltd.	117,000	339,382
Quanta Computer, Inc.	159,000	1,517,146
Radiant Opto-Electronics Corp.	20,000	116,544
Realtek Semiconductor Corp.	54,000	903,643
Shinkong Insurance Co. Ltd.	61,000	180,674
Simplo Technology Co. Ltd.	31,000	406,994
Sinon Corp.	83,000	112,500
SinoPac Financial Holdings Co. Ltd.	457,993	358,726
Sinyi Realty, Inc.	61,000	59,571
Syncmold Enterprise Corp.	58,000	192,847
Taiwan FU Hsing Industrial Co. Ltd.	100,000	163,594
Taiwan Hon Chuan Enterprise Co. Ltd.	80,000	422,904
Taiwan Semiconductor Manufacturing Co. Ltd.	1,347,000	40,061,812
Unimicron Technology Corp.	12,000	66,152
Uni-President Enterprises Corp.	281,000	703,325
United Microelectronics Corp. (a)	284,000	491,020
Voltronic Power Technology Corp.	11,000	650,907
Wan Hai Lines Ltd.	12,671	34,659
Wisdom Marine Lines Co. Ltd.	70,000	146,766
Yang Ming Marine Transport Corp.	123	283
Yuanta Financial Holding Co. Ltd.	1,317,848	1,298,869
		79,013,199
Thailand — 1.2%
Bangkok Dusit Medical Services PCL (NVDR)	611,700	446,015
See accompanying notes to financial statements.
BHFTI-472

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Thailand — (Continued)
Charoen Pokphand Foods PCL (NVDR) (a)	133,700	$83,191
Ichitan Group PCL	610,300	289,157
Ichitan Group PCL (NVDR)	153,800	72,870
Kasikornbank PCL (NVDR)	209,200	714,563
PTT Exploration & Production PCL (NVDR)	17,800	73,658
PTT PCL (NVDR)	1,216,000	1,077,106
SPCG PCL	70,100	16,530
Thai Oil PCL (NVDR)	323,300	466,679
Thanachart Capital PCL	164,100	202,372
Tisco Financial Group PCL (NVDR)	282,400	734,893
TMBThanachart Bank PCL	11,938,500	556,403
		4,733,437
Turkey — 1.0%
AG Anadolu Grubu Holding AS	10,512	116,882
Akbank TAS	249,703	490,030
BIM Birlesik Magazalar AS	49,069	818,574
Ford Otomotiv Sanayi AS	4,168	143,464
KOC Holding AS	165,669	1,154,122
Migros Ticaret AS	17,446	283,026
Turkiye Is Bankasi AS - Class C	1,986,934	963,677
Turkiye Petrol Rafinerileri AS	12,864	65,158
		4,034,933
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	285,238	622,593
Abu Dhabi Islamic Bank PJSC	240,519	758,182
Aldar Properties PJSC	63,785	108,712
Dubai Islamic Bank PJSC	386,249	603,684
Emaar Development PJSC	192,740	419,933
Emaar Properties PJSC	533,695	1,191,546
Emirates NBD Bank PJSC	258,751	1,160,868
Emirates Telecommunications Group Co. PJSC	30,684	134,430
First Abu Dhabi Bank PJSC	56,467	191,472
TECOM Group PJSC	49,500	35,034
		5,226,454
United States — 0.3%
JBS SA (a)	191,500	1,105,473
Titan Cement International SA	6,953	217,402
		1,322,875
Total Common Stocks (Cost $363,624,640)		397,216,956

Preferred Stocks—1.7%
Brazil — 1.2%
Banco Bradesco SA	25,836	57,217
Cia Energetica de Minas Gerais	472,104	835,245
Gerdau SA	199,860	657,131
Itau Unibanco Holding SA	30,900	179,150
Itausa SA	610,482	1,072,420
Petroleo Brasileiro SA	310,600	2,114,154
		4,915,317
Security Description	Shares/ Principal Amount*	Value

Colombia — 0.0%
Bancolombia SA	14,973	$122,936
South Korea — 0.5%
Samsung Electronics Co. Ltd.	40,596	1,864,260
Total Preferred Stocks (Cost $6,024,325)		6,902,513

Short-Term Investments—1.7%
Mutual Funds — 1.7%
Invesco STIC Prime Portfolio, Institutional Class 5.250% (e)	7,051,360	7,052,065
Total Short-Term Investments (Cost $7,052,065)		7,052,065

Securities Lending Reinvestments (f)—0.8%
Repurchase Agreement — 0.1%
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $378,733; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $386,137	378,566	378,566

Mutual Funds — 0.7%
AB Government Money Market, Institutional Class, 5.220% (e)	125,000	125,000
Allspring Government Money Market Fund, Select Class, 5.250% (e)	300,000	300,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (e)	600,000	600,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (e)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (e)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (e)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (e)	600,000	600,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (e)	100,000	100,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (e)	600,000	600,000
		2,925,000
Total Securities Lending Reinvestments (Cost $3,303,566)		3,303,566
Total Investments — 100.4% (Cost $380,004,596)		414,475,100
Other assets and liabilities (net) — (0.4)%		(1,533,230)
Net Assets — 100.0%		$412,941,870

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from
See accompanying notes to financial statements.
BHFTI-473

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $0, which is 0.0%
of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $7,448,341 and the collateral received consisted of cash in the amount of
$3,303,566 and non-cash collateral with a value of $4,493,773. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Banks	16.2
Semiconductors & Semiconductor Equipment	13.3
Technology Hardware, Storage & Peripherals	6.3
Interactive Media & Services	5.1
Oil, Gas & Consumable Fuels	5.0
Broadline Retail	4.1
Automobiles	3.5
Metals & Mining	3.4
Insurance	2.8
Electronic Equipment, Instruments & Components	2.5

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/29/19-05/10/21	879,480	$3,157,857	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$71,488,875	$0	$62,656,907
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(3,303,566)	$—	$—	$—	$(3,303,566)
Gross amount of recognized liabilities for securities lending transactions					$(3,303,566)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Mini Futures	09/20/24	187	USD	10,174,670	$(8,580)
See accompanying notes to financial statements.
BHFTI-474

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$8,580

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$475,021

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(281,673)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$4,991,409

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$11,956,532	$—	$—	$11,956,532
Chile	1,379,676	—	—	1,379,676
China	9,867,734	91,009,851	—	100,877,585
Czech Republic	—	1,233,034	—	1,233,034
Egypt	—	278,315	—	278,315
Greece	51,537	1,837,809	—	1,889,346
Hong Kong	—	691,733	—	691,733
Hungary	—	151,742	—	151,742
India	3,854,340	72,922,834	—	76,777,174
Indonesia	—	6,594,531	—	6,594,531
Kuwait	—	2,126,098	—	2,126,098
Malaysia	—	4,612,778	—	4,612,778
Mexico	9,597,350	—	—	9,597,350
Monaco	617,165	—	—	617,165
Peru	184,197	—	—	184,197
Philippines	—	1,975,400	—	1,975,400
Poland	—	3,560,545	—	3,560,545
Qatar	—	3,796,745	—	3,796,745
Russia	—	—	0	0
Saudi Arabia	—	15,168,820	—	15,168,820
South Africa	—	10,912,741	—	10,912,741
South Korea	—	48,504,551	—	48,504,551
Taiwan	—	79,013,199	—	79,013,199
See accompanying notes to financial statements.
BHFTI-475

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Thailand	$—	$4,733,437	$—	$4,733,437
Turkey	—	4,034,933	—	4,034,933
United Arab Emirates	—	5,226,454	—	5,226,454
United States	1,105,473	217,402	—	1,322,875
Total Common Stocks	38,614,004	358,602,952	0	397,216,956
Preferred Stocks
Brazil	4,915,317	—	—	4,915,317
Colombia	122,936	—	—	122,936
South Korea	—	1,864,260	—	1,864,260
Total Preferred Stocks	5,038,253	1,864,260	—	6,902,513
Total Short-Term Investments*	7,052,065	—	—	7,052,065
Securities Lending Reinvestments
Mutual Funds	2,925,000	—	—	2,925,000
Repurchase Agreement	—	378,566	—	378,566
Total Securities Lending Reinvestments	2,925,000	378,566	—	3,303,566
Total Investments	$53,629,322	$360,845,778	$0	$414,475,100
Collateral for Securities Loaned (Liability)	$—	$(3,303,566)	$—	$(3,303,566)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(8,580)	$—	$—	$(8,580)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$385,309,631
Gross unrealized appreciation	88,162,876
Gross unrealized (depreciation)	(59,005,987)
Net unrealized appreciation (depreciation)	$29,156,889
See accompanying notes to financial statements.
BHFTI-476

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$414,475,100
Cash	323,471
Cash denominated in foreign currencies (c)	3,591,884
Cash collateral for futures contracts	330,320
Receivable for:
Dividends	1,484,806
Variation margin on futures contracts	21,805
Prepaid expenses	2,175
Total Assets	420,229,561
Liabilities
Collateral for securities loaned	3,303,566
Payable for:
Fund shares redeemed	78,609
Foreign taxes	3,403,569
Accrued Expenses:
Management fees	177,282
Administration fees	11,479
Custodian and accounting fees	177,309
Distribution and service fees	1,597
Deferred trustees’ fees	78,141
Other expenses	56,139
Total Liabilities	7,287,691
Net Assets	$412,941,870
Net Assets Consist of:
Paid in surplus	$402,961,971
Distributable earnings (Accumulated losses) (d)	9,979,899
Net Assets	$412,941,870
Net Assets
Class A	$405,095,790
Class B	7,846,080
Capital Shares Outstanding*
Class A	38,447,533
Class B	748,395
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.54
Class B	10.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $380,004,596.
(b)	Includes securities loaned at value of $7,448,341.
(c)	Identified cost of cash denominated in foreign currencies was $3,635,219.
(d)	Includes foreign capital gains tax of $3,403,569.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$6,763,812
Securities lending income	16,595
Total investment income	6,780,407
Expenses
Management fees	996,232
Administration fees	15,996
Custodian and accounting fees	184,428
Distribution and service fees—Class B	9,426
Audit and tax services	38,975
Legal	22,517
Trustees’ fees and expenses	35,664
Shareholder reporting	8,738
Insurance	1,584
Miscellaneous	40,085
Total expenses	1,353,645
Net Investment Income	5,426,762
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	2,372,073
Futures contracts	475,021
Foreign currency transactions	(242,806)
Net realized gain (loss)	2,604,288
Net change in unrealized appreciation (depreciation) on:
Investments (c)	31,885,646
Futures contracts	(281,673)
Foreign currency transactions	92
Net change in unrealized appreciation (depreciation)	31,604,065
Net realized and unrealized gain (loss)	34,208,353
Net Increase (Decrease) in Net Assets From Operations	$39,635,115

(a)	Net of foreign withholding taxes of $860,886.
(b)	Net of foreign capital gains tax of $627,887.
(c)	Includes change in foreign capital gains tax of $(1,127,429).
See accompanying notes to financial statements.
BHFTI-477

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,426,762	$9,730,448
Net realized gain (loss)	2,604,288	(9,812,302)
Net change in unrealized appreciation (depreciation)	31,604,065	44,089,723
Increase (decrease) in net assets from operations	39,635,115	44,007,869
From Distributions to Shareholders
Class A	(11,333,725)	(11,858,111)
Class B	(204,469)	(208,844)
Total distributions	(11,538,194)	(12,066,955)
Increase (decrease) in net assets from capital share transactions	20,741,509	(26,238,079)
Total increase (decrease) in net assets	48,838,430	5,702,835
Net Assets
Beginning of period	364,103,440	358,400,605
End of period	$412,941,870	$364,103,440

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	3,399,519	$35,830,647	398,668	$3,726,935
Reinvestments	1,095,046	11,333,725	1,256,156	11,858,111
Redemptions	(2,572,321)	(26,264,088)	(4,513,228)	(42,601,502)
Net increase (decrease)	1,922,244	$20,900,284	(2,858,404)	$(27,016,456)
Class B
Sales	34,310	$341,060	127,534	$1,186,087
Reinvestments	19,851	204,469	22,217	208,844
Redemptions	(69,167)	(704,304)	(65,952)	(616,554)
Net increase (decrease)	(15,006)	$(158,775)	83,799	$778,377
Increase (decrease) derived from capital shares transactions		$20,741,509		$(26,238,079)
See accompanying notes to financial statements.
BHFTI-478

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019(a)
Net Asset Value, Beginning of Period	$9.77	$8.95	$11.50	$11.60	$10.38	$10.00
Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.15	0.25	0.29	0.29	0.18	0.24 (c)
Net realized and unrealized gain (loss)	0.92	0.89	(2.59)	(0.20)	1.29	0.14
Total income (loss) from investment operations	1.07	1.14	(2.30)	0.09	1.47	0.38
Less Distributions
Distributions from net investment income	(0.30)	(0.32)	(0.25)	(0.19)	(0.25)	0.00
Total distributions	(0.30)	(0.32)	(0.25)	(0.19)	(0.25)	0.00
Net Asset Value, End of Period	$10.54	$9.77	$8.95	$11.50	$11.60	$10.38
Total Return (%) (d)	11.04 (e)(f)	12.80	(20.13)	0.64	14.86	3.80 (f)
Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.72 (g)	0.73	0.71	0.67	0.68	0.74 (g)(h)
Ratio of net investment income (loss) to average net assets (%)	2.91 (g)	2.72	3.03	2.37	1.91	3.69 (c)(g)
Portfolio turnover rate (%)	17 (f)	25	23	45	42	41 (f)
Net assets, end of period (in millions)	$405.1	$356.7	$352.4	$446.3	$390.8	$369.1

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019(a)
Net Asset Value, Beginning of Period	$9.71	$8.90	$11.44	$11.57	$10.37	$10.00
Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.13	0.23	0.27	0.26	0.15	0.14 (c)
Net realized and unrealized gain (loss)	0.92	0.87	(2.58)	(0.21)	1.29	0.23
Total income (loss) from investment operations	1.05	1.10	(2.31)	0.05	1.44	0.37
Less Distributions
Distributions from net investment income	(0.28)	(0.29)	(0.23)	(0.18)	(0.24)	0.00
Total distributions	(0.28)	(0.29)	(0.23)	(0.18)	(0.24)	0.00
Net Asset Value, End of Period	$10.48	$9.71	$8.90	$11.44	$11.57	$10.37
Total Return (%) (d)	10.86 (f)	12.50	(20.32)	0.31	14.64	3.70 (f)
Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.97 (g)	0.98	0.96	0.92	0.93	0.99 (g)(h)
Ratio of net investment income (loss) to average net assets (%)	2.65 (g)	2.43	2.78	2.21	1.56	2.10 (c)(g)
Portfolio turnover rate (%)	17 (f)	25	23	45	42	41 (f)
Net assets, end of period (in millions)	$7.8	$7.4	$6.0	$7.0	$2.4	$1.0

(a)	Commencement of operations was April 29, 2019.
(b)	Per share amounts based on average shares outstanding during the period.
(c)
Net investment income per share and ratio of net investment income to average net assets for Class A shares may be less than Class B or significantly more than Class B because of the timing of income received in the Portfolio.

(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Periods less than one year are not computed on an annualized basis.
(g)	Computed on an annualized basis.
(h)	Non-recurring expenses, associated with the launch of the Portfolio, are included in the ratio on a non–annualized basis.
See accompanying notes to financial statements.
BHFTI-479

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—95.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 95.1%
Energy Select Sector SPDR Fund (a) (b)	384,674	$35,063,035
Industrial Select Sector SPDR Fund (a) (b)	281,452	34,300,555
iShares 0-5 Year TIPS Bond ETF (b)	696,485	69,293,293
iShares 20+ Year Treasury Bond ETF (b)	551,880	50,651,546
iShares Core MSCI Emerging Markets ETF	3,224,059	172,583,878
iShares Core S&P 500 ETF (b)	347,520	190,173,370
iShares Core S&P Mid-Cap ETF (b)	885,115	51,796,930
iShares Core S&P Small-Cap ETF (b)	819,196	87,375,445
Schwab International Small-Cap Equity ETF (b)	976,423	34,741,130
SPDR Blackstone Senior Loan ETF (a) (b)	1,034,355	43,236,039
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	2,170,798	43,177,172
SPDR Bloomberg High Yield Bond ETF (a) (b)	1,096,108	103,330,101
SPDR Gold Shares (a) (b) (c)	260,360	55,980,004
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	6,820,333	239,257,282
SPDR S&P 500 ETF Trust (a) (b)	444,259	241,774,633
Technology Select Sector SPDR Fund (a) (b)	151,165	34,198,058
Vanguard Total Bond Market ETF (b)	2,145,051	154,550,925
Total Mutual Funds (Cost $1,511,898,152)		1,641,483,396

Short-Term Investments—5.0%
Mutual Funds—5.0%
Invesco STIC Prime Portfolio, Institutional Class, 5.250% (d)	85,381,663	85,390,201
Total Short-Term Investments (Cost $85,390,201)		85,390,201

Securities Lending Reinvestments (e)—10.9%
Certificates of Deposit—1.3%
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (f)	3,000,000	3,000,015
Credit Agricole SA
5.570%, SOFR + 0.260%, 11/15/24 (f)	1,000,000	1,000,001
5.630%, SOFR + 0.320%, 02/18/25 (f)	1,000,000	1,000,002
Credit Industriel et Commercial
Zero Coupon, 11/18/24	2,000,000	1,957,680
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	1,000,000	995,370
Zero Coupon, 09/13/24	1,000,000	988,500
Zero Coupon, 10/23/24	1,000,000	982,620
5.570%, SOFR + 0.240%, 07/11/24 (f)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (f)	4,000,000	4,001,036
MUFG Bank Ltd. (London)
5.550%, SOFR + 0.240%, 11/01/24 (f)	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (f)	3,000,000	3,002,277
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (f)	3,000,000	3,003,021
		22,930,554
Commercial Paper—0.1%
Natixis SA
5.640%, SOFR + 0.300%, 12/18/24 (f)	1,000,000	975,320
Security Description	Principal Amount*	Value
Repurchase Agreements—9.4%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $7,003,185; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $7,419,848	7,000,000	$7,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $10,004,542; collateralized by various Common Stock with an aggregate market value of $11,151,377	10,000,000	10,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $15,006,850; collateralized by various Common Stock with an aggregate market value of $16,727,066	15,000,000	15,000,000
Barclays Bank PLC
Repurchase Agreement dated 06/28/24 at 5.670%, due on 10/01/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,144,143	10,000,000	10,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $3,219,862; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $3,282,809	3,218,440	3,218,440
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $5,027,319; collateralized by various Common Stock with an aggregate market value of $5,500,003	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $10,301,653; collateralized by various Common Stock with an aggregate market value of $11,000,001	10,000,000	10,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $12,005,320; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $12,240,001	12,000,000	12,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $17,018,015; collateralized by various Common Stock with an aggregate market value of $18,963,238	17,000,000	17,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $10,004,558; collateralized by various Common Stock with an aggregate market value of $11,155,006	10,000,000	10,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $10,004,575; collateralized by various Common Stock with an aggregate market value of $11,155,043	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTI-480

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $10,054,347; collateralized by various Common Stock with an aggregate market value of $11,112,836	10,000,000	$10,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $14,006,323; collateralized by various Common Stock with an aggregate market value of $15,583,784	14,000,000	14,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $1,200,545; collateralized by various Common Stock with an aggregate market value of $1,336,534	1,200,000	1,200,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $10,007,583; collateralized by various Common Stock with an aggregate market value of $11,131,274	10,000,000	10,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $18,008,130; collateralized by various Common Stock with an aggregate market value of $19,808,943	18,000,000	18,000,000
		162,418,440
Time Deposit—0.1%
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (f)	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $188,345,237)		188,324,314
Total Investments—111.0% (Cost $1,785,633,590)		1,915,197,911
Other assets and liabilities (net)—(11.0)%		(189,085,881)
Net Assets—100.0%		$1,726,112,030

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $366,313,325 and the collateral received consisted of cash in the amount of $188,283,114 and non-cash collateral with a value of $185,652,153. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
Communication Services Select Sector SPDR Fund	$35,110,620	$35,000,668	$(72,890,317)	$4,524,497	$(1,745,468)	$—
Energy Select Sector SPDR Fund	34,454,048	36,664,516	(35,071,571)	(3,374,085)	2,390,127	35,063,035
Financial Select Sector SPDR Fund	—	52,214,560	(53,476,359)	1,261,799	—	—
Industrial Select Sector SPDR Fund	—	70,452,837	(37,527,834)	1,366,670	8,882	34,300,555
SPDR Blackstone Senior Loan ETF	42,570,145	2,701,597	(1,903,679)	25,667	(157,691)	43,236,039
SPDR Bloomberg Emerging Markets Local Bond ETF	43,817,228	2,904,363	(701,433)	(35,190)	(2,807,796)	43,177,172
SPDR Bloomberg High Yield Bond ETF	25,981,408	97,983,816	(19,984,080)	245,880	(896,923)	103,330,101
SPDR Gold Shares	53,005,897	299,209	(3,669,361)	343,576	6,000,683	55,980,004
SPDR Portfolio Developed World ex-US ETF	166,518,061	122,960,231	(53,783,322)	3,883,718	(321,406)	239,257,282
SPDR S&P 500 ETF Trust	331,349,058	28,637,850	(160,287,620)	36,199,023	5,876,322	241,774,633
SPDR S&P International Small Cap ETF	35,717,518	—	(34,604,152)	1,224,973	(2,338,339)	—
See accompanying notes to financial statements.
BHFTI-481

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
Technology Select Sector SPDR Fund	$34,715,885	$35,524,227	$(39,748,023)	$5,445,711	$(1,739,742)	$34,198,058
	$803,239,868	$485,343,874	$(513,647,751)	$51,112,239	$4,268,649	$830,316,879

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
Communication Services Select Sector SPDR Fund	$94,251	—
Energy Select Sector SPDR Fund	270,998	384,674
Financial Select Sector SPDR Fund	—	—
Industrial Select Sector SPDR Fund	227,446	281,452
SPDR Blackstone Senior Loan ETF	1,584,333	1,034,355
SPDR Bloomberg Emerging Markets Local Bond ETF	1,026,459	2,170,798
SPDR Bloomberg High Yield Bond ETF	3,043,577	1,096,108
SPDR Gold Shares	—	260,360
SPDR Portfolio Developed World ex-US ETF	4,128,925	6,820,333
SPDR S&P 500 ETF Trust	1,945,842	444,259
SPDR S&P International Small Cap ETF	—	—
Technology Select Sector SPDR Fund	121,031	151,165
	$12,442,862
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$747,494,584	$0	$856,847,969
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Mutual Funds	$(188,283,114)	$—	$—	$—	$(188,283,114)
Gross amount of recognized liabilities for securities lending transactions					$(188,283,114)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$1,641,483,396	$—	$—	$1,641,483,396
Total Short-Term Investments*	85,390,201	—	—	85,390,201
Total Securities Lending Reinvestments*	—	188,324,314	—	188,324,314
Total Investments	$1,726,873,597	$188,324,314	$—	$1,915,197,911
Collateral for Securities Loaned (Liability)	$—	$(188,283,114)	$—	$(188,283,114)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-482

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,797,675,706
Gross unrealized appreciation	133,510,027
Gross unrealized (depreciation)	(15,987,822)
Net unrealized appreciation (depreciation)	$117,522,205
See accompanying notes to financial statements.
BHFTI-483

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,084,881,032
Affiliated investments at value (c) (d)	830,316,879
Receivable for:
Fund shares sold	8,474
Dividends and interest	533,778
Dividends on affiliated investments	878,376
Prepaid expenses	13,412
Total Assets	1,916,631,951
Liabilities
Collateral for securities loaned	188,283,114
Payable for:
Fund shares redeemed	1,166,706
Accrued Expenses:
Management fees	437,801
Administration fees	12,689
Custodian and accounting fees	18,970
Distribution and service fees	348,386
Deferred trustees’ fees	197,576
Other expenses	54,679
Total Liabilities	190,519,921
Net Assets	$1,726,112,030
Net Assets Consist of:
Paid in surplus	$1,588,039,157
Distributable earnings (Accumulated losses)	138,072,873
Net Assets	$1,726,112,030
Net Assets
Class A	$27,723,922
Class B	1,691,776,555
Class E	6,611,553
Capital Shares Outstanding*
Class A	2,674,615
Class B	164,775,459
Class E	641,770
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.37
Class B	10.27
Class E	10.30

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,012,256,028.
(b)	Includes securities loaned at value $101,178,250
(c)	Identified cost of affiliated investments was $773,377,562.
(d)	Includes securities loaned at value of $265,135,075.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$10,306,303
Dividends from affiliated investments	12,442,862
Securities lending income	548,015
Total investment income	23,297,180
Expenses
Management fees	2,661,700
Administration fees	18,648
Custodian and accounting fees	18,935
Distribution and service fees—Class B	2,114,012
Distribution and service fees—Class E	5,007
Audit and tax services	25,249
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	17,969
Insurance	7,665
Miscellaneous	10,971
Total expenses	4,938,335
Net Investment Income	18,358,845
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	7,994,879
Affiliated investments	51,112,239
Net realized gain (loss)	59,107,118
Net change in unrealized appreciation (depreciation) on:
Investments	26,527,483
Affiliated investments	4,268,649
Net change in unrealized appreciation (depreciation)	30,796,132
Net realized and unrealized gain (loss)	89,903,250
Net Increase (Decrease) in Net Assets From Operations	$108,262,095
See accompanying notes to financial statements.
BHFTI-484

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$18,358,845	$41,299,013
Net realized gain (loss)	59,107,118	5,119,101
Net change in unrealized appreciation (depreciation)	30,796,132	177,532,931
Increase (decrease) in net assets from operations	108,262,095	223,951,045
From Distributions to Shareholders
Class A	(709,380)	(640,591)
Class B	(40,019,284)	(39,123,657)
Class E	(166,000)	(165,960)
Total distributions	(40,894,664)	(39,930,208)
Increase (decrease) in net assets from capital share transactions	(84,220,552)	(156,122,207)
Total increase (decrease) in net assets	(16,853,121)	27,898,630
Net Assets
Beginning of period	1,742,965,151	1,715,066,521
End of period	$1,726,112,030	$1,742,965,151

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	79,476	$821,929	131,363	$1,233,697
Reinvestments	68,407	709,380	67,859	640,591
Redemptions	(124,532)	(1,276,368)	(277,026)	(2,610,545)
Net increase (decrease)	23,351	$254,941	(77,804)	$(736,257)
Class B
Sales	739,555	$7,445,714	1,236,648	$11,505,957
Reinvestments	3,896,717	40,019,284	4,184,348	39,123,657
Redemptions	(12,974,398)	(131,656,307)	(22,047,635)	(205,195,789)
Net increase (decrease)	(8,338,126)	$(84,191,309)	(16,626,639)	$(154,566,175)
Class E
Sales	26,396	$266,844	121,897	$1,177,819
Reinvestments	16,116	166,000	17,693	165,960
Redemptions	(70,519)	(717,028)	(225,987)	(2,163,554)
Net increase (decrease)	(28,007)	$(284,184)	(86,397)	$(819,775)
Increase (decrease) derived from capital shares transactions		$(84,220,552)		$(156,122,207)
See accompanying notes to financial statements.
BHFTI-485

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.98	$8.97	$13.27	$12.48	$12.12	$10.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.25	0.25	0.37	0.25	0.32
Net realized and unrealized gain (loss)	0.54	1.00	(2.25)	1.29	0.85	1.78
Total income (loss) from investment operations	0.66	1.25	(2.00)	1.66	1.10	2.10
Less Distributions
Distributions from net investment income	(0.27)	(0.24)	(0.39)	(0.27)	(0.34)	(0.31)
Distributions from net realized capital gains	0.00	0.00	(1.91)	(0.60)	(0.40)	(0.60)
Total distributions	(0.27)	(0.24)	(2.30)	(0.87)	(0.74)	(0.91)
Net Asset Value, End of Period	$10.37	$9.98	$8.97	$13.27	$12.48	$12.12
Total Return (%) (b)	6.64 (c)	14.12	(15.09)	13.61	10.14	19.88
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33 (e)	0.33	0.32	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	2.40 (e)	2.66	2.41	2.83	2.20	2.77
Portfolio turnover rate (%)	46 (c)	145	148	91	72	57
Net assets, end of period (in millions)	$27.7	$26.5	$24.5	$31.1	$28.4	$27.9

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.88	$8.87	$13.15	$12.37	$12.02	$10.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.22	0.22	0.33	0.22	0.29
Net realized and unrealized gain (loss)	0.53	1.01	(2.24)	1.29	0.84	1.77
Total income (loss) from investment operations	0.64	1.23	(2.02)	1.62	1.06	2.06
Less Distributions
Distributions from net investment income	(0.25)	(0.22)	(0.35)	(0.24)	(0.31)	(0.28)
Distributions from net realized capital gains	0.00	0.00	(1.91)	(0.60)	(0.40)	(0.60)
Total distributions	(0.25)	(0.22)	(2.26)	(0.84)	(0.71)	(0.88)
Net Asset Value, End of Period	$10.27	$9.88	$8.87	$13.15	$12.37	$12.02
Total Return (%) (b)	6.45 (c)	13.97	(15.38)	13.38	9.83	19.61
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.58 (e)	0.58	0.57	0.57	0.57	0.57
Ratio of net investment income (loss) to average net assets (%) (f)	2.12 (e)	2.39	2.15	2.54	1.94	2.52
Portfolio turnover rate (%)	46 (c)	145	148	91	72	57
Net assets, end of period (in millions)	$1,691.8	$1,709.9	$1,683.9	$2,211.2	$2,204.1	$2,232.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-486

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.91	$8.91	$13.20	$12.41	$12.05	$10.88
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.24	0.23	0.35	0.23	0.30
Net realized and unrealized gain (loss)	0.54	0.99	(2.24)	1.29	0.85	1.76
Total income (loss) from investment operations	0.65	1.23	(2.01)	1.64	1.08	2.06
Less Distributions
Distributions from net investment income	(0.26)	(0.23)	(0.37)	(0.25)	(0.32)	(0.29)
Distributions from net realized capital gains	0.00	0.00	(1.91)	(0.60)	(0.40)	(0.60)
Total distributions	(0.26)	(0.23)	(2.28)	(0.85)	(0.72)	(0.89)
Net Asset Value, End of Period	$10.30	$9.91	$8.91	$13.20	$12.41	$12.05
Total Return (%) (b)	6.53 (c)	13.93	(15.26)	13.52	10.01	19.57
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.48 (e)	0.48	0.47	0.47	0.47	0.47
Ratio of net investment income (loss) to average net assets (%) (f)	2.23 (e)	2.52	2.24	2.68	2.03	2.62
Portfolio turnover rate (%)	46 (c)	145	148	91	72	57
Net assets, end of period (in millions)	$6.6	$6.6	$6.7	$8.8	$8.3	$9.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
See accompanying notes to financial statements.
BHFTI-487

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—95.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 95.4%
Energy Select Sector SPDR Fund (a)	249,588	$22,749,946
Industrial Select Sector SPDR Fund (a) (b)	182,164	22,200,327
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (b)	533,264	7,492,359
iShares 20+ Year Treasury Bond ETF (b)	158,854	14,579,620
iShares Core MSCI Emerging Markets ETF (b)	1,741,017	93,196,640
iShares Core S&P 500 ETF (b)	177,423	97,091,188
iShares Core S&P Mid-Cap ETF	573,843	33,581,292
iShares Core S&P Small-Cap ETF (b)	460,175	49,082,265
Schwab International Small-Cap Equity ETF (b)	630,633	22,437,922
SPDR Blackstone Senior Loan ETF (a) (b)	268,261	11,213,310
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	562,492	11,187,966
SPDR Bloomberg High Yield Bond ETF (a) (b)	197,321	18,601,451
SPDR Gold Shares (a) (b) (c)	111,597	23,994,471
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	3,893,671	136,589,979
SPDR S&P 500 ETF Trust (a)	233,068	126,840,267
Technology Select Sector SPDR Fund (a) (b)	98,050	22,181,852
Total Mutual Funds (Cost $642,365,943)		713,020,855

Short-Term Investments—4.6%
Mutual Funds—4.6%
Invesco STIC Prime Portfolio, Institutional Class, 5.250% (d)	34,733,921	34,737,394
Total Short-Term Investments (Cost $34,737,394)		34,737,394

Securities Lending Reinvestments (e)—18.4%
Certificates of Deposit—1.7%
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (f)	1,000,000	1,000,000
5.640%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	1,000,005
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (f)	1,500,000	1,500,423
Credit Agricole SA
5.570%, SOFR + 0.260%, 11/15/24 (f)	1,000,000	1,000,001
5.630%, SOFR + 0.320%, 02/18/25 (f)	1,000,000	1,000,003
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	1,000,000	995,370
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (f)	1,000,000	1,000,259
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (f)	2,000,000	2,000,004
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (f)	2,000,000	2,001,518
		12,476,423
Commercial Paper—0.9%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (f)	1,000,000	999,799
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (f)	2,500,000	2,500,480
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Natixis SA
5.640%, SOFR + 0.300%, 12/18/24 (f)	1,500,000	$1,462,980
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (f)	2,000,000	1,999,886
		6,963,145
Repurchase Agreements—15.2%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $2,000,910; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $2,119,956	2,000,000	2,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $15,006,813; collateralized by various Common Stock with an aggregate market value of $16,727,066	15,000,000	15,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $11,005,023; collateralized by various Common Stock with an aggregate market value of $12,266,515	11,000,000	11,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $4,999,259; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $5,096,993	4,997,052	4,997,052
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $4,021,856; collateralized by various Common Stock with an aggregate market value of $4,400,003	4,000,000	4,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $5,150,826; collateralized by various Common Stock with an aggregate market value of $5,500,000	5,000,000	5,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/28/24 at 5.340%, due on 07/01/24 with a maturity value of $5,002,225; collateralized by U.S. Treasury Obligations with rates ranging from 2.375% - 4.875%, maturity dates ranging from 01/15/25 - 04/30/26, and an aggregate market value of $5,102,798	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%,due on 07/05/24, with a maturity value of $8,008,478; collateralized by various Common Stock with an aggregate market value of $8,923,876	8,000,000	8,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $5,002,279; collateralized by various Common Stock with an aggregate market value of $5,577,503	5,000,000	5,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $12,539,860; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 4.875%, maturity dates ranging from 12/31/25 - 11/15/30, and an aggregate market value of $12,790,666	12,534,313	12,534,313
See accompanying notes to financial statements.
BHFTI-488

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $15,006,863; collateralized by various Common Stock with an aggregate market value of $16,732,565	15,000,000	$15,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $10,007,583; collateralized by various Common Stock with an aggregate market value of $11,131,274	10,000,000	10,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $16,007,226; collateralized by various Common Stock with an aggregate market value of $17,607,949	16,000,000	16,000,000
		113,531,365

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (d)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (d)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (d)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (d)	1,000,000	1,000,000
		4,500,000
Total Securities Lending Reinvestments (Cost $137,506,766)		137,470,933
Total Investments—118.4% (Cost $814,610,103)		885,229,182
Other assets and liabilities (net)—(18.4)%		(137,832,921)
Net Assets—100.0%		$747,396,261

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $178,502,923 and the collateral received consisted of cash in the amount of $137,478,669 and non-cash collateral with a value of $48,010,116. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
Communication Services Select Sector SPDR Fund	$22,206,930	$22,538,662	$(46,530,972)	$2,885,765	$(1,100,385)	$—
Energy Select Sector SPDR Fund	21,803,933	23,881,055	(22,302,593)	(2,121,578)	1,489,129	22,749,946
Financial Select Sector SPDR Fund	—	33,460,777	(34,262,338)	801,561	—	—
Industrial Select Sector SPDR Fund	—	44,921,399	(23,585,356)	858,845	5,439	22,200,327
SPDR Blackstone Senior Loan ETF	10,757,770	1,010,667	(521,110)	7,067	(41,084)	11,213,310
SPDR Bloomberg Emerging Markets Local Bond ETF	11,068,206	1,040,786	(190,541)	(11,267)	(719,218)	11,187,966
SPDR Bloomberg High Yield Bond ETF	3,651,747	23,105,412	(7,999,966)	9,611	(165,353)	18,601,451
SPDR Gold Shares	22,288,893	259,440	(1,268,704)	122,489	2,592,353	23,994,471
SPDR Portfolio Developed World ex-US ETF	103,281,126	54,104,829	(23,353,350)	1,657,175	900,199	136,589,979
SPDR S&P 500 ETF Trust	161,600,647	13,448,986	(69,157,879)	16,553,863	4,394,650	126,840,267
See accompanying notes to financial statements.
BHFTI-489

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
SPDR S&P International Small Cap ETF	$22,562,241	$—	$(21,857,855)	$426,719	$(1,131,105)	$—
Technology Select Sector SPDR Fund	21,909,613	23,287,550	(25,379,418)	3,441,018	(1,076,911)	22,181,852
	$401,131,106	$241,059,563	$(276,410,082)	$24,631,268	$5,147,714	$395,559,569

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
Communication Services Select Sector SPDR Fund	$60,674	—
Energy Select Sector SPDR Fund	175,150	249,588
Financial Select Sector SPDR Fund	—	—
Industrial Select Sector SPDR Fund	146,658	182,164
SPDR Blackstone Senior Loan ETF	406,278	268,261
SPDR Bloomberg Emerging Markets Local Bond ETF	263,377	562,492
SPDR Bloomberg High Yield Bond ETF	681,030	197,321
SPDR Gold Shares	—	111,597
SPDR Portfolio Developed World ex-US ETF	2,352,019	3,893,671
SPDR S&P 500 ETF Trust	980,950	233,068
SPDR S&P International Small Cap ETF	—	—
Technology Select Sector SPDR Fund	78,192	98,050
	$5,144,328
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$302,941,615	$0	$341,156,145
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Mutual Funds	$(137,478,669)	$—	$—	$—	$(137,478,669)
Gross amount of recognized liabilities for securities lending transactions					$(137,478,669)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$713,020,855	$—	$—	$713,020,855
Total Short-Term Investments*	34,737,394	—	—	34,737,394
Securities Lending Reinvestments
Certificates of Deposit	—	12,476,423	—	12,476,423
Commercial Paper	—	6,963,145	—	6,963,145
Repurchase Agreements	—	113,531,365	—	113,531,365
See accompanying notes to financial statements.
BHFTI-490

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,500,000	$—	$—	$4,500,000
Total Securities Lending Reinvestments	4,500,000	132,970,933	—	137,470,933
Total Investments	$752,258,249	$132,970,933	$—	$885,229,182
Collateral for Securities Loaned (Liability)	$—	$(137,478,669)	$—	$(137,478,669)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$816,807,921
Gross unrealized appreciation	72,216,033
Gross unrealized (depreciation)	(3,794,772)
Net unrealized appreciation (depreciation)	$68,421,261
See accompanying notes to financial statements.
BHFTI-491

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$489,669,613
Affiliated investments at value (c) (d)	395,559,569
Receivable for:
Fund shares sold	7,652
Dividends	180,601
Dividends on affiliated investments	452,970
Prepaid expenses	5,808
Total Assets	885,876,213
Liabilities
Collateral for securities loaned	137,478,669
Payable for:
Fund shares redeemed	387,266
Accrued Expenses:
Management fees	196,044
Administration fees	12,689
Custodian and accounting fees	18,904
Distribution and service fees	144,596
Deferred trustees’ fees	197,576
Other expenses	44,208
Total Liabilities	138,479,952
Net Assets	$747,396,261
Net Assets Consist of:
Paid in surplus	$646,199,517
Distributable earnings (Accumulated losses)	101,196,744
Net Assets	$747,396,261
Net Assets
Class A	$39,207,220
Class B	701,734,236
Class E	6,454,805
Capital Shares Outstanding*
Class A	3,722,881
Class B	67,290,258
Class E	616,939
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.53
Class B	10.43
Class E	10.46

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $451,644,571.
(b)	Includes securities loaned at value $41,493,052
(c)	Identified cost of affiliated investments was $362,965,532.
(d)	Includes securities loaned at value of $137,009,871.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$3,004,183
Dividends from affiliated investments	5,144,328
Securities lending income	188,445
Total investment income	8,336,956
Expenses
Management fees	1,183,347
Administration fees	18,648
Custodian and accounting fees	18,866
Distribution and service fees—Class B	868,431
Distribution and service fees—Class E	4,908
Audit and tax services	25,249
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	12,185
Insurance	3,184
Miscellaneous	8,084
Total expenses	2,201,081
Net Investment Income	6,135,875
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,793,757
Affiliated investments	24,631,268
Net realized gain (loss)	27,425,025
Net change in unrealized appreciation (depreciation) on:
Investments	17,856,263
Affiliated investments	5,147,713
Net change in unrealized appreciation (depreciation)	23,003,976
Net realized and unrealized gain (loss)	50,429,001
Net Increase (Decrease) in Net Assets From Operations	$56,564,876
See accompanying notes to financial statements.
BHFTI-492

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,135,875	$15,484,061
Net realized gain (loss)	27,425,025	14,266,760
Net change in unrealized appreciation (depreciation)	23,003,976	75,839,024
Increase (decrease) in net assets from operations	56,564,876	105,589,845
From Distributions to Shareholders
Class A	(878,237)	(2,571,906)
Class B	(14,246,418)	(48,701,007)
Class E	(136,619)	(475,648)
Total distributions	(15,261,274)	(51,748,561)
Increase (decrease) in net assets from capital share transactions	(31,325,011)	(21,350,160)
Total increase (decrease) in net assets	9,978,591	32,491,124
Net Assets
Beginning of period	737,417,670	704,926,546
End of period	$747,396,261	$737,417,670

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	88,317	$916,958	190,994	$1,830,683
Reinvestments	83,403	878,237	273,026	2,571,906
Redemptions	(174,400)	(1,791,896)	(391,675)	(3,724,309)
Net increase (decrease)	(2,680)	$3,299	72,345	$678,280
Class B
Sales	376,779	$3,859,159	1,205,514	$11,445,117
Reinvestments	1,365,908	14,246,418	5,219,829	48,701,007
Redemptions	(4,777,772)	(48,961,565)	(8,657,890)	(81,838,611)
Net increase (decrease)	(3,035,085)	$(30,855,988)	(2,232,547)	$(21,692,487)
Class E
Sales	11,983	$122,353	46,996	$443,637
Reinvestments	13,061	136,619	50,817	475,648
Redemptions	(70,708)	(731,294)	(132,511)	(1,255,238)
Net increase (decrease)	(45,664)	$(472,322)	(34,698)	$(335,953)
Increase (decrease) derived from capital shares transactions		$(31,325,011)		$(21,350,160)
See accompanying notes to financial statements.
BHFTI-493

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.97	$9.25	$13.86	$12.61	$12.18	$10.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.23	0.22	0.36	0.22	0.30
Net realized and unrealized gain (loss)	0.70	1.22	(2.41)	1.85	0.97	2.07
Total income (loss) from investment operations	0.80	1.45	(2.19)	2.21	1.19	2.37
Less Distributions
Distributions from net investment income	(0.24)	(0.21)	(0.37)	(0.23)	(0.31)	(0.27)
Distributions from net realized capital gains	0.00	(0.52)	(2.05)	(0.73)	(0.45)	(0.78)
Total distributions	(0.24)	(0.73)	(2.42)	(0.96)	(0.76)	(1.05)
Net Asset Value, End of Period	$10.53	$9.97	$9.25	$13.86	$12.61	$12.18
Total Return (%) (b) (c)	8.03 (d)	16.13	(15.67)	17.88	11.06	22.71 (e)
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.36 (g)	0.36	0.35	0.34	0.35	0.35
Ratio of net investment income (loss) to average net assets (%) (h)	1.92 (g)	2.40	2.04	2.64	1.95	2.58
Portfolio turnover rate (%)	43 (d)	145	123	80	73	57
Net assets, end of period (in millions)	$39.2	$37.1	$33.8	$40.9	$36.0	$34.8

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.86	$9.16	$13.74	$12.51	$12.09	$10.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.20	0.19	0.31	0.19	0.27
Net realized and unrealized gain (loss)	0.71	1.20	(2.39)	1.85	0.96	2.06
Total income (loss) from investment operations	0.79	1.40	(2.20)	2.16	1.15	2.33
Less Distributions
Distributions from net investment income	(0.22)	(0.18)	(0.33)	(0.20)	(0.28)	(0.24)
Distributions from net realized capital gains	0.00	(0.52)	(2.05)	(0.73)	(0.45)	(0.78)
Total distributions	(0.22)	(0.70)	(2.38)	(0.93)	(0.73)	(1.02)
Net Asset Value, End of Period	$10.43	$9.86	$9.16	$13.74	$12.51	$12.09
Total Return (%) (b) (c)	7.96 (d)	15.75	(15.87)	17.60	10.75	22.44
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.61 (g)	0.61	0.60	0.59	0.60	0.60
Ratio of net investment income (loss) to average net assets (%) (h)	1.65 (g)	2.14	1.76	2.33	1.69	2.30
Portfolio turnover rate (%)	43 (d)	145	123	80	73	57
Net assets, end of period (in millions)	$701.7	$693.7	$664.7	$868.5	$829.5	$830.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-494

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.90	$9.19	$13.78	$12.54	$12.12	$10.81
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.21	0.20	0.33	0.20	0.28
Net realized and unrealized gain (loss)	0.70	1.21	(2.39)	1.85	0.96	2.06
Total income (loss) from investment operations	0.79	1.42	(2.19)	2.18	1.16	2.34
Less Distributions
Distributions from net investment income	(0.23)	(0.19)	(0.35)	(0.21)	(0.29)	(0.25)
Distributions from net realized capital gains	0.00	(0.52)	(2.05)	(0.73)	(0.45)	(0.78)
Total distributions	(0.23)	(0.71)	(2.40)	(0.94)	(0.74)	(1.03)
Net Asset Value, End of Period	$10.46	$9.90	$9.19	$13.78	$12.54	$12.12
Total Return (%) (b) (c)	7.93 (d)	15.93	(15.78)	17.75	10.84	22.53
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.51 (g)	0.51	0.50	0.49	0.50	0.50
Ratio of net investment income (loss) to average net assets (%) (h)	1.72 (g)	2.23	1.86	2.46	1.79	2.42
Portfolio turnover rate (%)	43 (d)	145	123	80	73	57
Net assets, end of period (in millions)	$6.5	$6.6	$6.4	$8.3	$7.7	$7.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
During 2021, 0.08% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadviser. Excluding this item, total return would have been
17.80%, 17.52%, and 17.67% for Class A, Class B and Class E, respectively.

(d)	Periods less than one year are not computed on an annualized basis.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(g)	Computed on an annualized basis.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
See accompanying notes to financial statements.
BHFTI-495

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.5%
Boeing Co. (a)	125,000	$22,751,250
General Electric Co.	232,538	36,966,566
L3Harris Technologies, Inc.	261,203	58,660,969
		118,378,785
Air Freight & Logistics — 0.7%
United Parcel Service, Inc. - Class B	142,956	19,563,529
Banks — 9.1%
Bank of America Corp.	1,746,596	69,462,123
Citigroup, Inc.	473,317	30,036,697
Fifth Third Bancorp	698,740	25,497,023
Huntington Bancshares, Inc.	1,862,953	24,553,720
U.S. Bancorp	576,987	22,906,384
Wells Fargo & Co.	1,122,865	66,686,952
		239,142,899
Beverages — 0.8%
Coca-Cola Co.	316,357	20,136,123
Biotechnology — 0.7%
Biogen, Inc. (a)	74,000	17,154,680
Broadline Retail — 0.4%
Kohl's Corp. (b)	426,821	9,812,615
Capital Markets — 1.1%
Charles Schwab Corp.	400,000	29,476,000
Chemicals — 1.5%
CF Industries Holdings, Inc.	314,699	23,325,490
RPM International, Inc. (b)	142,914	15,388,979
		38,714,469
Consumer Staples Distribution & Retail — 1.7%
Walmart, Inc.	655,000	44,350,050
Containers & Packaging — 1.0%
International Paper Co. (b)	630,468	27,204,694
Electric Utilities — 1.8%
Southern Co.	625,734	48,538,186
Electrical Equipment — 1.6%
GE Vernova, Inc. (a)	133,592	22,912,364
Rockwell Automation, Inc.	73,000	20,095,440
		43,007,804
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	159,000	23,918,370
Energy Equipment & Services — 0.9%
Baker Hughes Co.	675,000	23,739,750
Entertainment — 0.3%
Walt Disney Co.	90,504	8,986,142
Security Description	Shares	Value
Financial Services — 3.3%
Equitable Holdings, Inc.	867,759	$35,456,633
Fiserv, Inc. (a)	355,474	52,979,845
		88,436,478
Food Products — 1.5%
Conagra Brands, Inc.	693,435	19,707,423
Tyson Foods, Inc. - Class A	334,671	19,123,101
		38,830,524
Ground Transportation — 1.8%
Norfolk Southern Corp.	134,040	28,777,048
Union Pacific Corp.	87,474	19,791,867
		48,568,915
Health Care Equipment & Supplies — 4.1%
Baxter International, Inc. (b)	807,717	27,018,134
Becton Dickinson & Co.	184,977	43,230,975
Zimmer Biomet Holdings, Inc. (b)	356,661	38,708,418
		108,957,527
Health Care Providers & Services — 6.4%
Cigna Group	67,250	22,230,832
CVS Health Corp.	416,750	24,613,255
Elevance Health, Inc.	137,031	74,251,618
UnitedHealth Group, Inc.	96,407	49,096,229
		170,191,934
Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.	469,440	20,772,720
Household Products — 2.7%
Colgate-Palmolive Co.	394,624	38,294,313
Kimberly-Clark Corp.	234,129	32,356,628
		70,650,941
Industrial Conglomerates — 3.4%
Honeywell International, Inc.	169,412	36,176,239
Siemens AG	285,393	53,079,999
		89,256,238
Industrial REITs — 0.8%
Rexford Industrial Realty, Inc. (b)	488,629	21,787,967
Insurance — 7.0%
American International Group, Inc.	702,999	52,190,646
Chubb Ltd.	276,414	70,507,683
Hartford Financial Services Group, Inc.	591,413	59,460,663
Travelers Cos., Inc.	17,628	3,584,477
		185,743,469
IT Services — 1.1%
Accenture PLC - Class A	97,681	29,637,392
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	60,000	33,180,000
See accompanying notes to financial statements.
BHFTI-496

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery — 2.8%
Cummins, Inc.	129,263	$35,796,802
Stanley Black & Decker, Inc. (b)	488,275	39,008,290
		74,805,092
Media — 2.9%
Comcast Corp. - Class A	475,050	18,602,958
News Corp. - Class A	2,054,344	56,638,264
		75,241,222
Multi-Utilities — 2.6%
Ameren Corp.	424,068	30,155,475
Dominion Energy, Inc.	390,757	19,147,093
Sempra	248,360	18,890,262
		68,192,830
Oil, Gas & Consumable Fuels — 8.2%
ConocoPhillips	380,943	43,572,260
EOG Resources, Inc.	143,937	18,117,350
EQT Corp. (b)	728,000	26,921,440
Exxon Mobil Corp.	393,890	45,344,617
Suncor Energy, Inc.	742,879	28,303,690
TotalEnergies SE (ADR) (b)	555,044	37,010,334
Williams Cos., Inc.	413,510	17,574,175
		216,843,866
Passenger Airlines — 0.7%
Southwest Airlines Co. (b)	612,505	17,523,768
Personal Care Products — 1.7%
Kenvue, Inc.	2,521,943	45,848,924
Pharmaceuticals — 4.4%
AstraZeneca PLC (ADR) (b)	189,000	14,740,110
Bristol-Myers Squibb Co.	354,688	14,730,193
Elanco Animal Health, Inc. (a)	1,079,885	15,582,741
Johnson & Johnson	399,147	58,339,325
Viatris, Inc. (b)	1,251,000	13,298,130
		116,690,499
Residential REITs — 1.9%
AvalonBay Communities, Inc.	240,385	49,733,253
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	67,522	15,934,517
Intel Corp.	857,419	26,554,266
QUALCOMM, Inc.	252,530	50,298,925
Texas Instruments, Inc.	97,056	18,880,304
		111,668,012
Software — 1.1%
Microsoft Corp.	65,042	29,070,522
Specialized REITs — 1.4%
Weyerhaeuser Co. (b)	1,331,458	37,800,093
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals — 3.5%
Samsung Electronics Co. Ltd. (GDR)	30,420	$44,329,483
Western Digital Corp. (a) (b)	621,910	47,122,121
		91,451,604
Tobacco — 1.6%
Philip Morris International, Inc.	410,267	41,572,355
Total Common Stocks (Cost $2,178,705,542)		2,594,580,241

Short-Term Investments—1.3%
Mutual Funds—1.3%
T. Rowe Price Treasury Reserve Fund, 5.382% (c)	35,420,089	35,420,089
Total Short-Term Investments (Cost $35,420,089)		35,420,089

Securities Lending Reinvestments (d)—5.1%
Certificates of Deposit—0.2%
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	1,000,000	995,370
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (e)	1,000,000	1,000,259
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (e)	1,000,000	1,000,017
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (e)	2,000,000	1,999,944
		4,995,590
Commercial Paper—0.1%
ING U.S. Funding LLC
5.570%, SOFR + 0.230%, 11/20/24 (e)	1,000,000	1,000,196
Repurchase Agreements—4.4%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $6,002,730; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $6,359,869.	6,000,000	6,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $20,009,083; collateralized by various Common Stock with an aggregate market value of $22,302,754.	20,000,000	20,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $2,000,913; collateralized by various Common Stock with an aggregate market value of $2,230,275.	2,000,000	2,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $16,793,129; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $17,121,430.	16,785,716	16,785,715
See accompanying notes to financial statements.
BHFTI-497

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $2,010,928; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	$2,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/28/24 at 5.340%, due on 07/01/24 with a maturity value of $5,002,225; collateralized by U.S. Treasury Obligations with rates ranging from 2.375% - 4.875%, maturity dates ranging from 01/15/25 - 04/30/26, and an aggregate market value of $5,102,798.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%,due on 07/05/24, with a maturity value of $9,309,856; collateralized by various Common Stock with an aggregate market value of $10,374,007.	9,300,000	9,300,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $10,004,558; collateralized by various Common Stock with an aggregate market value of $11,155,006.	10,000,000	10,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $10,004,575; collateralized by various Common Stock with an aggregate market value of $11,155,043.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,339,382.	3,000,000	3,000,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $8,006,067; collateralized by various Common Stock with an aggregate market value of $8,905,019.	8,000,000	8,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $22,009,937; collateralized by various Common Stock with an aggregate market value of $24,210,930.	22,000,000	22,000,000
		116,085,715

Security Description	Shares	Value

Mutual Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (f)	8,000,000	$8,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (f)	500,000	500,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (f)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (f)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (f)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (f)	1,000,000	1,000,000
		11,500,000
Total Securities Lending Reinvestments (Cost $133,581,473)		133,581,501
Total Investments—104.6% (Cost $2,347,707,104)		2,763,581,831
Other assets and liabilities (net)—(4.6)%		(121,498,034)
Net Assets—100.0%		$2,642,083,797

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $150,188,587 and the collateral received consisted of cash in the amount of $133,571,929 and non-cash collateral with a value of $22,595,495. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of June 30, 2024
T. Rowe Price Treasury Reserve Fund	$36,779,362	$153,833,646	$(155,192,919)	$35,420,089

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
T. Rowe Price Treasury Reserve Fund	$571,763	35,420,089
See accompanying notes to financial statements.
BHFTI-498

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$428,204,069	$0	$607,483,989
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(133,571,929)	$—	$—	$—	$(133,571,929)
Gross amount of recognized liabilities for securities lending transactions					$(133,571,929)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$118,378,785	$—	$—	$118,378,785
Air Freight & Logistics	19,563,529	—	—	19,563,529
Banks	239,142,899	—	—	239,142,899
Beverages	20,136,123	—	—	20,136,123
Biotechnology	17,154,680	—	—	17,154,680
Broadline Retail	9,812,615	—	—	9,812,615
Capital Markets	29,476,000	—	—	29,476,000
Chemicals	38,714,469	—	—	38,714,469
Consumer Staples Distribution & Retail	44,350,050	—	—	44,350,050
Containers & Packaging	27,204,694	—	—	27,204,694
Electric Utilities	48,538,186	—	—	48,538,186
Electrical Equipment	43,007,804	—	—	43,007,804
Electronic Equipment, Instruments & Components	23,918,370	—	—	23,918,370
Energy Equipment & Services	23,739,750	—	—	23,739,750
Entertainment	8,986,142	—	—	8,986,142
Financial Services	88,436,478	—	—	88,436,478
Food Products	38,830,524	—	—	38,830,524
Ground Transportation	48,568,915	—	—	48,568,915
Health Care Equipment & Supplies	108,957,527	—	—	108,957,527
Health Care Providers & Services	170,191,934	—	—	170,191,934
Hotels, Restaurants & Leisure	20,772,720	—	—	20,772,720
Household Products	70,650,941	—	—	70,650,941
Industrial Conglomerates	36,176,239	53,079,999	—	89,256,238
Industrial REITs	21,787,967	—	—	21,787,967
Insurance	185,743,469	—	—	185,743,469
IT Services	29,637,392	—	—	29,637,392
Life Sciences Tools & Services	33,180,000	—	—	33,180,000
Machinery	74,805,092	—	—	74,805,092
Media	75,241,222	—	—	75,241,222
Multi-Utilities	68,192,830	—	—	68,192,830
Oil, Gas & Consumable Fuels	216,843,866	—	—	216,843,866
Passenger Airlines	17,523,768	—	—	17,523,768
Personal Care Products	45,848,924	—	—	45,848,924
Pharmaceuticals	116,690,499	—	—	116,690,499
Residential REITs	49,733,253	—	—	49,733,253
See accompanying notes to financial statements.
BHFTI-499

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$111,668,012	$—	$—	$111,668,012
Software	29,070,522	—	—	29,070,522
Specialized REITs	37,800,093	—	—	37,800,093
Technology Hardware, Storage & Peripherals	47,122,121	44,329,483	—	91,451,604
Tobacco	41,572,355	—	—	41,572,355
Total Common Stocks	2,497,170,759	97,409,482	—	2,594,580,241
Total Short-Term Investments*	35,420,089	—	—	35,420,089
Securities Lending Reinvestments
Certificates of Deposit	—	4,995,590	—	4,995,590
Commercial Paper	—	1,000,196	—	1,000,196
Repurchase Agreements	—	116,085,715	—	116,085,715
Mutual Funds	11,500,000	—	—	11,500,000
Total Securities Lending Reinvestments	11,500,000	122,081,501	—	133,581,501
Total Investments	$2,544,090,848	$219,490,983	$—	$2,763,581,831
Collateral for Securities Loaned (Liability)	$—	$(133,571,929)	$—	$(133,571,929)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,354,626,341
Gross unrealized appreciation	494,549,490
Gross unrealized (depreciation)	(85,594,000)
Net unrealized appreciation (depreciation)	$408,955,490
See accompanying notes to financial statements.
BHFTI-500

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$2,728,161,742
Affiliated investments at value (c)	35,420,089
Cash	2,817,601
Receivable for:
Investments sold	144,725,879
Fund shares sold	388,953
Dividends	4,720,119
Dividends on affiliated investments	201,869
Prepaid expenses	21,014
Total Assets	2,916,457,266
Liabilities
Collateral for securities loaned	133,571,929
Payable for:
Investments purchased	138,577,804
Affiliated investments purchased	155,681
Fund shares redeemed	356,826
Accrued Expenses:
Management fees	1,077,077
Distribution and service fees	229,988
Deferred trustees’ fees	197,576
Other expenses	206,588
Total Liabilities	274,373,469
Net Assets	$2,642,083,797
Net Assets Consist of:
Paid in surplus	$2,079,043,910
Distributable earnings (Accumulated losses)	563,039,887
Net Assets	$2,642,083,797
Net Assets
Class A	$1,402,019,584
Class B	930,373,350
Class E	309,690,863
Capital Shares Outstanding*
Class A	52,931,262
Class B	35,640,754
Class E	11,781,150
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$26.49
Class B	26.10
Class E	26.29

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,312,287,015.
(b)	Includes securities loaned at value of $150,188,587.
(c)	Identified cost of affiliated investments was $35,420,089.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$33,678,889
Dividends from affiliated investments	571,763
Securities lending income	275,120
Total investment income	34,525,772
Expenses
Management fees	7,521,707
Administration fees	55,846
Custodian and accounting fees	64,970
Distribution and service fees—Class B	1,165,411
Distribution and service fees—Class E	231,803
Audit and tax services	24,379
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	39,430
Insurance	10,940
Miscellaneous	15,546
Total expenses	9,188,211
Less management fee waiver	(983,704)
Net expenses	8,204,507
Net Investment Income	26,321,265
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	128,711,250
Foreign currency transactions	(319)
Net realized gain (loss)	128,710,931
Net change in unrealized appreciation (depreciation) on investments	43,130,837
Net realized and unrealized gain (loss)	171,841,768
Net Increase (Decrease) in Net Assets From Operations	$198,163,033

(a)	Net of foreign withholding taxes of $609,636.
See accompanying notes to financial statements.
BHFTI-501

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$26,321,265	$59,493,089
Net realized gain (loss)	128,710,931	117,798,054
Net change in unrealized appreciation (depreciation)	43,130,837	63,490,648
Increase (decrease) in net assets from operations	198,163,033	240,781,791
From Distributions to Shareholders
Class A	(94,739,498)	(230,819,332)
Class B	(61,873,329)	(150,428,873)
Class E	(20,722,136)	(49,197,773)
Total distributions	(177,334,963)	(430,445,978)
Increase (decrease) in net assets from capital share transactions	(20,790,256)	185,678,783
Total increase (decrease) in net assets	37,814	(3,985,404)
Net Assets
Beginning of period	2,642,045,983	2,646,031,387
End of period	$2,642,083,797	$2,642,045,983

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	299,555	$8,397,284	425,893	$11,277,472
Reinvestments	3,572,379	94,739,498	9,589,503	230,819,332
Redemptions	(4,366,575)	(120,238,498)	(5,575,641)	(142,709,838)
Net increase (decrease)	(494,641)	$(17,101,716)	4,439,755	$99,386,966
Class B
Sales	419,505	$11,333,392	1,473,363	$38,755,902
Reinvestments	2,366,998	61,873,329	6,333,847	150,428,873
Redemptions	(2,888,398)	(78,082,458)	(4,770,641)	(122,612,421)
Net increase (decrease)	(101,895)	$(4,875,737)	3,036,569	$66,572,354
Class E
Sales	194,447	$5,247,974	318,366	$8,138,311
Reinvestments	787,315	20,722,136	2,058,484	49,197,773
Redemptions	(909,843)	(24,782,913)	(1,447,847)	(37,616,621)
Net increase (decrease)	71,919	$1,187,197	929,003	$19,719,463
Increase (decrease) derived from capital shares transactions		$(20,790,256)		$185,678,783
See accompanying notes to financial statements.
BHFTI-502

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.35	$28.77	$35.57	$28.77	$31.29	$28.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.29	0.64	0.63	0.56	0.64	0.74
Net realized and unrealized gain (loss)	1.77	1.75	(2.66)	6.96	(0.35)	6.42
Total income (loss) from investment operations	2.06	2.39	(2.03)	7.52	0.29	7.16
Less Distributions
Distributions from net investment income	(0.64)	(0.60)	(0.62)	(0.68)	(0.71)	(0.75)
Distributions from net realized capital gains	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)	(3.76)
Total distributions	(1.92)	(4.81)	(4.77)	(0.72)	(2.81)	(4.51)
Net Asset Value, End of Period	$26.49	$26.35	$28.77	$35.57	$28.77	$31.29
Total Return (%) (b)	7.79 (c)	9.91	(4.89)	26.30	3.15	26.81
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59 (d)	0.59	0.59	0.59	0.59	0.59
Net ratio of expenses to average net assets (%) (e) (f)	0.52 (d)	0.52	0.51	0.51	0.52	0.52
Ratio of net investment income (loss) to average net assets (%)	2.10 (d)	2.42	2.02	1.68	2.48	2.44
Portfolio turnover rate (%)	16 (c)	29	30	16	30	19
Net assets, end of period (in millions)	$1,402.0	$1,407.8	$1,409.1	$1,839.4	$1,871.9	$1,829.4

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.97	$28.40	$35.17	$28.47	$30.99	$28.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.56	0.55	0.47	0.57	0.66
Net realized and unrealized gain (loss)	1.73	1.75	(2.63)	6.89	(0.35)	6.37
Total income (loss) from investment operations	1.98	2.31	(2.08)	7.36	0.22	7.03
Less Distributions
Distributions from net investment income	(0.57)	(0.53)	(0.54)	(0.62)	(0.64)	(0.67)
Distributions from net realized capital gains	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)	(3.76)
Total distributions	(1.85)	(4.74)	(4.69)	(0.66)	(2.74)	(4.43)
Net Asset Value, End of Period	$26.10	$25.97	$28.40	$35.17	$28.47	$30.99
Total Return (%) (b)	7.65 (c)	9.64	(5.15)	25.98	2.87	26.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.84	0.84	0.84	0.84
Net ratio of expenses to average net assets (%) (e) (f)	0.77 (d)	0.77	0.76	0.76	0.77	0.77
Ratio of net investment income (loss) to average net assets (%)	1.85 (d)	2.17	1.79	1.44	2.23	2.19
Portfolio turnover rate (%)	16 (c)	29	30	16	30	19
Net assets, end of period (in millions)	$930.4	$928.1	$928.9	$1,078.6	$939.3	$940.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-503

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.15	$28.57	$35.36	$28.61	$31.12	$28.50
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.59	0.58	0.51	0.60	0.69
Net realized and unrealized gain (loss)	1.76	1.76	(2.65)	6.92	(0.35)	6.39
Total income (loss) from investment operations	2.02	2.35	(2.07)	7.43	0.25	7.08
Less Distributions
Distributions from net investment income	(0.60)	(0.56)	(0.57)	(0.64)	(0.66)	(0.70)
Distributions from net realized capital gains	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)	(3.76)
Total distributions	(1.88)	(4.77)	(4.72)	(0.68)	(2.76)	(4.46)
Net Asset Value, End of Period	$26.29	$26.15	$28.57	$35.36	$28.61	$31.12
Total Return (%) (b)	7.70 (c)	9.78	(5.07)	26.12	3.00	26.62
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.74	0.74	0.74	0.74	0.74
Net ratio of expenses to average net assets (%) (e) (f)	0.67 (d)	0.67	0.66	0.66	0.67	0.67
Ratio of net investment income (loss) to average net assets (%)	1.95 (d)	2.27	1.88	1.53	2.33	2.29
Portfolio turnover rate (%)	16 (c)	29	30	16	30	19
Net assets, end of period (in millions)	$309.7	$306.2	$308.0	$374.3	$343.4	$366.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2024 and each of the years ended December 31, 2023 through 2019 (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.
BHFTI-504

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.5%
BWX Technologies, Inc.	71,700	$6,811,500
Howmet Aerospace, Inc.	25,900	2,010,617
Textron, Inc.	272,661	23,410,673
		32,232,790
Beverages — 0.3%
Boston Beer Co., Inc. - Class A (a)	10,787	3,290,574
Biotechnology — 5.3%
Alnylam Pharmaceuticals, Inc. (a)	64,607	15,699,501
Apellis Pharmaceuticals, Inc. (a) (b)	59,140	2,268,610
Argenx SE (ADR) (a)	19,145	8,233,116
Biogen, Inc. (a)	55,200	12,796,464
CRISPR Therapeutics AG (a) (b)	40,309	2,177,089
Cytokinetics, Inc. (a) (b)	76,654	4,153,114
Exact Sciences Corp. (a) (b)	62,200	2,627,950
Insmed, Inc. (a) (b)	10,875	728,625
Ionis Pharmaceuticals, Inc. (a) (b)	199,300	9,498,638
Sarepta Therapeutics, Inc. (a) (b)	38,838	6,136,404
Vaxcyte, Inc. (a) (b)	34,032	2,569,756
		66,889,267
Capital Markets — 4.3%
Cboe Global Markets, Inc.	50,800	8,639,048
Intercontinental Exchange, Inc.	113,700	15,564,393
KKR & Co., Inc. (b)	59,300	6,240,732
MarketAxess Holdings, Inc.	42,300	8,482,419
Raymond James Financial, Inc.	79,600	9,839,356
Tradeweb Markets, Inc. - Class A (b)	59,200	6,275,200
		55,041,148
Chemicals — 0.4%
RPM International, Inc. (b)	52,200	5,620,896
Commercial Services & Supplies — 1.0%
Veralto Corp.	83,100	7,933,557
Waste Connections, Inc.	30,100	5,278,336
		13,211,893
Construction & Engineering — 0.4%
Quanta Services, Inc. (b)	17,300	4,395,757
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	33,738	18,279,248
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc.	36,100	13,774,316
Dollar General Corp.	23,921	3,163,074
Dollar Tree, Inc. (a) (b)	148,571	15,862,926
		32,800,316
Containers & Packaging — 3.7%
Avery Dennison Corp.	83,600	18,279,140
Ball Corp.	361,886	21,720,398
Sealed Air Corp. (b)	205,300	7,142,387
		47,141,925
Security Description	Shares	Value
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. (a) (b)	48,700	$5,360,896
Electrical Equipment — 0.1%
Shoals Technologies Group, Inc. - Class A (a) (b)	111,200	693,888
Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp. - Class A	144,000	9,701,280
Cognex Corp.	111,100	5,195,036
Keysight Technologies, Inc. (a)	83,100	11,363,925
Littelfuse, Inc. (b)	8,900	2,274,751
		28,534,992
Energy Equipment & Services — 1.5%
TechnipFMC PLC	497,742	13,015,953
Weatherford International PLC (a) (b)	47,600	5,828,620
		18,844,573
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	170,491	12,248,073
Spotify Technology SA (a)	42,400	13,304,696
		25,552,769
Financial Services — 0.9%
Corpay, Inc. (a) (b)	34,000	9,057,940
Toast, Inc. - Class A (a) (b)	103,800	2,674,926
		11,732,866
Food Products — 0.7%
McCormick & Co., Inc. (Non-Voting Shares)	59,300	4,206,742
TreeHouse Foods, Inc. (a) (b)	127,849	4,684,387
		8,891,129
Ground Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	109,400	17,504,000
Health Care Equipment & Supplies — 8.2%
Alcon, Inc.	130,800	11,651,664
Align Technology, Inc. (a)	23,300	5,625,319
Cooper Cos., Inc.	143,900	12,562,470
Dentsply Sirona, Inc. (b)	174,800	4,354,268
Enovis Corp. (a) (b)	134,300	6,070,360
Hologic, Inc. (a)	455,400	33,813,450
QuidelOrtho Corp. (a)	142,274	4,726,342
Teleflex, Inc.	122,023	25,665,098
		104,468,971
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	165,400	11,171,116
Molina Healthcare, Inc. (a)	32,900	9,781,170
		20,952,286
Health Care Technology — 1.5%
Veeva Systems, Inc. - Class A (a)	102,861	18,824,592
See accompanying notes to financial statements.
BHFTI-505

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 6.2%
Caesars Entertainment, Inc. (a)	167,499	$6,656,410
Domino's Pizza, Inc.	48,510	25,047,168
DraftKings, Inc. - Class A (a) (b)	201,600	7,695,072
Hilton Worldwide Holdings, Inc.	85,000	18,547,000
Viking Holdings Ltd. (a)	123,169	4,180,356
Yum! Brands, Inc. (b)	124,971	16,553,659
		78,679,665
Household Products — 0.4%
Reynolds Consumer Products, Inc.	170,300	4,764,994
Insurance — 1.8%
Assurant, Inc. (b)	84,400	14,031,500
Axis Capital Holdings Ltd. (b)	64,600	4,563,990
Markel Group, Inc. (a)	3,000	4,726,980
		23,322,470
Interactive Media & Services — 0.6%
Match Group, Inc. (a) (b)	215,246	6,539,173
Reddit, Inc. - Class A (a) (b)	25,529	1,631,048
		8,170,221
IT Services — 0.2%
MongoDB, Inc. (a)	10,700	2,674,572
Life Sciences Tools & Services — 5.7%
Agilent Technologies, Inc.	190,500	24,694,515
Avantor, Inc. (a) (b)	837,200	17,748,640
Bruker Corp.	233,111	14,874,813
Mettler-Toledo International, Inc. (a)	5,600	7,826,504
West Pharmaceutical Services, Inc.	21,118	6,956,058
		72,100,530
Machinery — 4.1%
Esab Corp. (b)	132,164	12,480,247
Fortive Corp.	187,100	13,864,110
IDEX Corp.	34,300	6,901,160
Ingersoll Rand, Inc. (b)	211,800	19,239,912
		52,485,429
Media — 2.9%
New York Times Co. - Class A	138,400	7,087,464
Trade Desk, Inc. - Class A (a)	306,900	29,974,923
		37,062,387
Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy, Inc.	99,500	17,395,585
Chesapeake Energy Corp. (b)	70,600	5,802,614
Coterra Energy, Inc.	237,100	6,323,457
EQT Corp. (b)	298,500	11,038,530
Range Resources Corp. (b)	142,100	4,764,613
		45,324,799
Passenger Airlines — 0.4%
Southwest Airlines Co. (b)	169,300	4,843,673
Security Description	Shares	Value
Professional Services — 4.4%
Broadridge Financial Solutions, Inc. (b)	54,700	$10,775,900
Equifax, Inc.	80,800	19,590,768
Paylocity Holding Corp. (a) (b)	75,499	9,954,543
TransUnion (b)	73,077	5,419,390
UL Solutions, Inc. - Class A (b)	36,781	1,551,791
Verisk Analytics, Inc.	28,900	7,789,995
		55,082,387
Real Estate Management & Development — 0.4%
CoStar Group, Inc. (a)	73,483	5,448,030
Semiconductors & Semiconductor Equipment — 7.3%
Lattice Semiconductor Corp. (a) (b)	231,300	13,413,087
Marvell Technology, Inc. (b)	518,569	36,247,973
Microchip Technology, Inc. (b)	381,000	34,861,500
NXP Semiconductors NV	27,700	7,453,793
		91,976,353
Software — 8.1%
Atlassian Corp. - Class A (a)	40,300	7,128,264
CCC Intelligent Solutions Holdings, Inc. (a) (b)	921,166	10,234,154
Crowdstrike Holdings, Inc. - Class A (a) (b)	24,377	9,341,023
Fair Isaac Corp. (a)	12,300	18,310,518
Fortinet, Inc. (a)	140,100	8,443,827
PTC, Inc. (a) (b)	114,763	20,848,994
Roper Technologies, Inc.	10,400	5,862,064
Tyler Technologies, Inc. (a)	31,500	15,837,570
Zoom Video Communications, Inc. - Class A (a)	106,200	6,285,978
		102,292,392
Specialty Retail — 4.5%
Bath & Body Works, Inc.	201,444	7,866,388
Burlington Stores, Inc. (a)	47,646	11,435,040
Five Below, Inc. (a)	59,300	6,461,921
Ross Stores, Inc.	119,200	17,322,144
Tractor Supply Co.	13,969	3,771,630
Ulta Beauty, Inc. (a) (b)	27,082	10,450,132
		57,307,255
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. - Class A (a)	95,800	6,151,318
Textiles, Apparel & Luxury Goods — 0.9%
Birkenstock Holding PLC (a) (b)	68,198	3,710,653
Lululemon Athletica, Inc. (a)	21,200	6,332,440
On Holding AG - Class A (a)	31,800	1,233,840
		11,276,933
Trading Companies & Distributors — 1.2%
Ferguson PLC	30,800	5,964,420
United Rentals, Inc. (b)	14,600	9,442,258
		15,406,678
Total Common Stocks (Cost $908,707,202)		1,214,634,862

See accompanying notes to financial statements.
BHFTI-506

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Convertible Preferred Stocks—0.3%
Security Description	Shares/ Principal Amount*	Value

Automobiles — 0.1%
Nuro, Inc. - Series D † (a) (c) (d)	37,838	$154,757
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	43,934	859,077
		1,013,834
Commercial Services & Supplies — 0.1%
Redwood Materials, Inc.- Series C † (a) (c) (d)	18,350	945,392
Health Care Providers & Services — 0.0%
Caris Life Sciences, Inc.- Series D † (a) (c) (d)	156,199	568,565
Software — 0.1%
Databricks, Inc. - Series H † (a) (c) (d)	11,738	847,131
Databricks, Inc. - Series I † (a) (c) (d)	4,164	300,516
		1,147,647
Total Convertible Preferred Stocks (Cost $5,905,716)		3,675,438

Short-Term Investments—4.0%
Mutual Funds—4.0%
T. Rowe Price Treasury Reserve Fund, 5.382% (e)	50,196,826	50,196,826
Total Short-Term Investments (Cost $50,196,826)		50,196,826

Securities Lending Reinvestments (f)—11.5%
Certificates of Deposit—2.1%
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (g)	2,000,000	2,000,000
5.640%, SOFR + 0.300%, 03/04/25 (g)	2,000,000	2,000,010
Barclays Bank PLC (NY)
5.510%, SOFR + 0.170%, 08/07/24 (g)	1,000,000	999,975
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (g)	1,000,000	1,000,141
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (g)	1,500,000	1,500,067
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,100,221
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (g)	1,500,000	1,500,423
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (g)	1,000,000	1,000,066
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/13/24	3,000,000	2,965,500
5.570%, SOFR + 0.240%, 07/11/24 (g)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (g)	1,000,000	1,000,259
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (g)	2,000,000	2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (g)	1,000,000	1,000,218
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (g)	2,000,000	1,999,944
5.510%, SOFR + 0.170%, 09/16/24 (g)	2,000,000	1,999,934
Royal Bank of Canada
5.680%, SOFR + 0.340%, 05/08/25 (g)	1,000,000	1,000,857
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (g)	1,000,000	$1,000,017
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,327
		26,068,025
Commercial Paper—0.2%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (g)	2,000,000	1,999,598
ING U.S. Funding LLC
5.570%, SOFR + 0.230%, 11/20/24 (g)	1,000,000	1,000,196
		2,999,794
Repurchase Agreements—8.3%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $6,002,730; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $6,359,869.	6,000,000	6,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $3,001,363; collateralized by various Common Stock with an aggregate market value of $3,345,413.	3,000,000	3,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $7,003,197; collateralized by various Common Stock with an aggregate market value of $7,805,964.	7,000,000	7,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $6,994,269; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $7,131,005.	6,991,182	6,991,182
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $5,027,319; collateralized by various Common Stock with an aggregate market value of $5,500,003.	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $8,241,322; collateralized by various Common Stock with an aggregate market value of $8,800,001.	8,000,000	8,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $11,712,399; collateralized by various Common Stock with an aggregate market value of $13,051,170.	11,700,000	11,700,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $10,004,558; collateralized by various Common Stock with an aggregate market value of $11,155,006.	10,000,000	10,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $7,003,203; collateralized by various Common Stock with an aggregate market value of $7,808,530.	7,000,000	7,000,000
See accompanying notes to financial statements.
BHFTI-507

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255.	2,000,000	$2,000,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $8,006,067; collateralized by various Common Stock with an aggregate market value of $8,905,019.	8,000,000	8,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $30,013,550; collateralized by various Common Stock with an aggregate market value of $33,014,906.	30,000,000	30,000,000
		104,691,182
Time Deposit—0.3%
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (g)	4,000,000	4,000,000

Mutual Funds—0.6%
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (h)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (h)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (h)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (h)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (h)	1,000,000	1,000,000
		8,000,000
Total Securities Lending Reinvestments (Cost $145,757,556)		145,759,001
Total Investments—111.6% (Cost $1,110,567,300)		1,414,266,127
Other assets and liabilities (net)—(11.6)%		(146,622,090)
Net Assets—100.0%		$1,267,644,037

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $3,675,438, which is 0.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $187,523,403 and the collateral received consisted of cash in the amount of $145,749,376 and non-cash collateral with a value of $46,675,878. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	The rate shown represents the annualized seven-day yield as of June 30, 2024.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$568,565
Databricks, Inc. - Series H	08/31/21	11,738	862,557	847,131
Databricks, Inc. - Series I	09/14/23	4,164	306,054	300,516
Nuro, Inc. - Series D	10/29/21	37,838	788,760	154,757
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	945,392
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	859,077
				$3,675,438
See accompanying notes to financial statements.
BHFTI-508

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of June 30, 2024
T. Rowe Price Treasury Reserve Fund	$34,530,624	$85,971,284	$(70,305,082)	$50,196,826

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
T. Rowe Price Treasury Reserve Fund	$1,128,207	50,196,826
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$140,136,421	$0	$255,068,061
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(145,749,376)	$—	$—	$—	$(145,749,376)
Gross amount of recognized liabilities for securities lending transactions					$(145,749,376)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,214,634,862	$—	$—	$1,214,634,862
Total Convertible Preferred Stocks*	—	—	3,675,438	3,675,438
Total Short-Term Investments*	50,196,826	—	—	50,196,826
Securities Lending Reinvestments
Certificates of Deposit	—	26,068,025	—	26,068,025
Commercial Paper	—	2,999,794	—	2,999,794
Repurchase Agreements	—	104,691,182	—	104,691,182
Time Deposit	—	4,000,000	—	4,000,000
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	137,759,001	—	145,759,001
Total Investments	$1,272,831,688	$137,759,001	$3,675,438	$1,414,266,127
Collateral for Securities Loaned (Liability)	$—	$(145,749,376)	$—	$(145,749,376)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
See accompanying notes to financial statements.
BHFTI-509

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,113,331,153
Gross unrealized appreciation	361,119,024
Gross unrealized (depreciation)	(60,184,050)
Net unrealized appreciation (depreciation)	$300,934,974
See accompanying notes to financial statements.
BHFTI-510

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,364,069,301
Affiliated investments at value (c)	50,196,826
Cash	1,398,085
Receivable for:
Investments sold	2,302,194
Fund shares sold	1,038,298
Dividends and interest	232,299
Dividends on affiliated investments	285,965
Prepaid expenses	9,884
Total Assets	1,419,532,852
Liabilities
Collateral for securities loaned	145,749,376
Payable for:
Investments purchased	4,010,003
Affiliated investments purchased	210,644
Fund shares redeemed	731,415
Accrued Expenses:
Management fees	663,252
Distribution and service fees	178,858
Deferred trustees’ fees	197,576
Other expenses	147,691
Total Liabilities	151,888,815
Net Assets	$1,267,644,037
Net Assets Consist of:
Paid in surplus	$860,066,451
Distributable earnings (Accumulated losses)	407,577,586
Net Assets	$1,267,644,037
Net Assets
Class A	$384,957,206
Class B	867,254,508
Class E	15,432,323
Capital Shares Outstanding*
Class A	43,146,784
Class B	120,027,356
Class E	1,950,814
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.92
Class B	7.23
Class E	7.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,060,370,474.
(b)	Includes securities loaned at value of $187,523,403.
(c)	Identified cost of affiliated investments was $50,196,826.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$3,667,208
Dividends from affiliated investments	1,128,207
Securities lending income	243,771
Total investment income	5,039,186
Expenses
Management fees	4,880,189
Administration fees	31,443
Custodian and accounting fees	46,716
Distribution and service fees—Class B	1,116,100
Distribution and service fees—Class E	12,090
Audit and tax services	28,680
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	33,215
Insurance	5,596
Miscellaneous	9,272
Total expenses	6,221,480
Less management fee waiver	(708,647)
Net expenses	5,512,833
Net Investment Loss	(473,647)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	107,582,023
Foreign currency transactions	(28)
Net realized gain (loss)	107,581,995
Net change in unrealized appreciation (depreciation) on investments	(61,179,061)
Net realized and unrealized gain (loss)	46,402,934
Net Increase (Decrease) in Net Assets From Operations	$45,929,287

(a)	Net of foreign withholding taxes of $16,424.
See accompanying notes to financial statements.
BHFTI-511

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(473,647)	$210,653
Net realized gain (loss)	107,581,995	134,767,859
Net change in unrealized appreciation (depreciation)	(61,179,061)	97,844,363
Increase (decrease) in net assets from operations	45,929,287	232,822,875
From Distributions to Shareholders
Class A	(36,554,020)	(19,048,974)
Class B	(97,950,038)	(51,294,544)
Class E	(1,628,728)	(859,177)
Total distributions	(136,132,786)	(71,202,695)
Increase (decrease) in net assets from capital share transactions	37,652,507	(76,140,898)
Total increase (decrease) in net assets	(52,550,992)	85,479,282
Net Assets
Beginning of period	1,320,195,029	1,234,715,747
End of period	$1,267,644,037	$1,320,195,029

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	510,898	$4,818,593	1,110,446	$9,778,305
Reinvestments	4,070,604	36,554,020	2,174,540	19,048,974
Redemptions	(3,145,777)	(30,768,866)	(6,748,651)	(60,280,447)
Net increase (decrease)	1,435,725	$10,603,747	(3,463,665)	$(31,453,168)
Class B
Sales	1,118,475	$8,796,877	2,901,365	$21,150,936
Reinvestments	13,473,183	97,950,038	7,075,110	51,294,544
Redemptions	(9,871,943)	(79,952,286)	(15,734,596)	(115,925,855)
Net increase (decrease)	4,719,715	$26,794,629	(5,758,121)	$(43,480,375)
Class E
Sales	44,220	$395,794	41,912	$328,721
Reinvestments	204,614	1,628,728	109,310	859,177
Redemptions	(203,042)	(1,770,391)	(300,921)	(2,395,253)
Net increase (decrease)	45,792	$254,131	(149,699)	$(1,207,355)
Increase (decrease) derived from capital shares transactions		$37,652,507		$(76,140,898)
See accompanying notes to financial statements.
BHFTI-512

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.51	$8.32	$13.10	$12.48	$11.24	$10.19
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00 (b)	0.02	0.00 (b)	(0.04)	(0.00) (b)	0.03
Net realized and unrealized gain (loss)	0.35	1.62	(2.99)	1.84	2.40	3.00
Total income (loss) from investment operations	0.35	1.64	(2.99)	1.80	2.40	3.03
Less Distributions
Distributions from net investment income	(0.02)	0.00	0.00	0.00	(0.03)	(0.03)
Distributions from net realized capital gains	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)	(1.95)
Total distributions	(0.94)	(0.45)	(1.79)	(1.18)	(1.16)	(1.98)
Net Asset Value, End of Period	$8.92	$9.51	$8.32	$13.10	$12.48	$11.24
Total Return (%) (c)	3.55 (d)	20.11	(22.33)	15.15	24.30	31.42
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78 (e)	0.78	0.78	0.78	0.78	0.78
Net ratio of expenses to average net assets (%) (f) (g)	0.67 (e)	0.67	0.67	0.73	0.74	0.74
Ratio of net investment income (loss) to average net assets (%)	0.10 (e)	0.19	0.01	(0.27)	(0.04)	0.27
Portfolio turnover rate (%)	11 (d)	22	23	15	24	21
Net assets, end of period (in millions)	$385.0	$396.8	$375.8	$522.8	$640.8	$601.8

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.87	$6.97	$11.39	$11.02	$10.06	$9.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.00) (b)	(0.02)	(0.06)	(0.03)	0.00 (b)
Net realized and unrealized gain (loss)	0.29	1.35	(2.61)	1.61	2.12	2.72
Total income (loss) from investment operations	0.28	1.35	(2.63)	1.55	2.09	2.72
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.00) (h)	(0.00) (h)
Distributions from net realized capital gains	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)	(1.95)
Total distributions	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)	(1.95)
Net Asset Value, End of Period	$7.23	$7.87	$6.97	$11.39	$11.02	$10.06
Total Return (%) (c)	3.44 (d)	19.84	(22.53)	14.87 (i)	24.03 (i)	31.07
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03 (e)	1.03	1.03	1.03	1.03	1.03
Net ratio of expenses to average net assets (%) (f) (g)	0.92 (e)	0.92	0.92	0.98	0.99	0.99
Ratio of net investment income (loss) to average net assets (%)	(0.15) (e)	(0.06)	(0.24)	(0.52)	(0.29)	0.02
Portfolio turnover rate (%)	11 (d)	22	23	15	24	21
Net assets, end of period (in millions)	$867.3	$907.1	$843.5	$1,187.9	$1,157.6	$1,057.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-513

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.53	$7.51	$12.08	$11.61	$10.54	$9.65
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	0.00 (b)	(0.01)	(0.05)	(0.02)	0.01
Net realized and unrealized gain (loss)	0.31	1.47	(2.77)	1.70	2.23	2.84
Total income (loss) from investment operations	0.31	1.47	(2.78)	1.65	2.21	2.85
Less Distributions
Distributions from net investment income	(0.01)	0.00	0.00	0.00	(0.01)	(0.01)
Distributions from net realized capital gains	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)	(1.95)
Total distributions	(0.93)	(0.45)	(1.79)	(1.18)	(1.14)	(1.96)
Net Asset Value, End of Period	$7.91	$8.53	$7.51	$12.08	$11.61	$10.54
Total Return (%) (c)	3.46 (d)	20.01	(22.50)	14.98	24.09	31.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93 (e)	0.93	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (f) (g)	0.82 (e)	0.82	0.82	0.88	0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	(0.05) (e)	0.04	(0.14)	(0.42)	(0.19)	0.12
Portfolio turnover rate (%)	11 (d)	22	23	15	24	21
Net assets, end of period (in millions)	$15.4	$16.3	$15.4	$24.7	$24.8	$23.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2024 and for the years ended December 31, 2023 and
2022. (see Note 6 of the Notes to Financial Statements).

(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)	Distributions from net investment income were less than $0.01.
(i)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTI-514

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—78.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 37.4%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/52	4,630,828	$3,628,011
2.000%, 04/01/52	12,167,326	9,537,102
2.500%, 01/01/52	6,690,370	5,480,746
2.500%, 02/01/52	7,831,807	6,415,815
2.500%, 04/01/52	2,054,919	1,682,419
2.500%, 05/01/52	8,233,101	6,727,697
3.000%, 09/01/46	801,402	701,057
3.000%, 10/01/46	2,163,718	1,891,676
3.000%, 11/01/46	3,354,658	2,932,884
3.000%, 01/01/47	4,161,350	3,636,007
3.000%, 01/01/50	4,780,862	4,144,874
3.000%, 05/01/52	5,445,961	4,667,149
3.500%, 01/01/44	1,586,148	1,446,363
3.500%, 04/01/45	2,408,547	2,196,564
3.500%, 11/01/45	250,143	226,895
3.500%, 06/01/46	904,921	820,083
3.500%, 08/01/46	1,056,944	961,070
3.500%, 12/01/47	2,781,858	2,512,299
3.500%, 01/01/48	10,099,952	9,133,233
4.000%, 01/01/45	1,674,217	1,581,082
4.000%, 12/01/45	3,780,883	3,545,978
4.000%, 03/01/48	320,875	300,931
4.000%, 06/01/48	21,960	20,528
4.000%, 11/01/48	514,809	482,810
4.000%, 10/01/52	7,171,463	6,573,563
4.500%, 10/01/48	1,087,736	1,043,121
5.000%, 06/01/48	310,244	306,731
5.000%, 08/01/48	49,123	48,445
5.000%, 10/01/48	594,582	586,501
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	5,034,841
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	607,412	530,061
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.835%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	3,000,000	3,014,908
Federal National Mortgage Association
2.000%, 08/01/40	2,086,934	1,762,930
2.000%, 11/01/40	276,286	233,389
2.000%, 07/01/41	3,380,881	2,843,469
2.000%, 10/01/50	1,706,989	1,347,466
2.000%, 02/01/51	5,639,004	4,442,791
2.000%, 03/01/51	8,536,545	6,705,481
2.000%, 12/01/51	13,571,482	10,646,176
2.000%, 02/01/52	13,550,240	10,642,320
2.000%, 03/01/52	13,286,035	10,421,549
2.000%, 04/01/52	18,949,751	14,905,278
2.455%, 04/01/40	2,790,000	1,980,844
2.500%, 05/01/51	8,003,979	6,634,773
2.500%, 12/01/51	8,158,568	6,732,695
2.500%, 01/01/52	643,816	526,262
2.500%, 02/01/52	8,263,309	6,770,058
2.500%, 03/01/52	6,325,085	5,175,589
3.000%, 07/01/45	6,753,072	5,940,980
3.000%, 09/01/49	3,468,685	3,007,316
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 10/01/49	931,606	$778,954
3.500%, 01/01/44	2,044,029	1,870,331
3.500%, 01/01/48	2,337,328	2,104,898
3.500%, 02/01/48	1,155,514	1,047,399
4.000%, 08/01/42	290,863	272,695
4.000%, 06/01/47	584,679	546,011
4.000%, 11/01/52	7,640,941	7,002,890
4.500%, 02/01/46	1,039,537	1,004,631
4.500%, 05/01/48	3,009,603	2,880,706
4.500%, 08/01/48	520,310	495,974
4.500%, 12/01/52	10,687,977	10,090,692
4.500%, 02/01/53	12,900,653	12,172,259
5.000%, 06/01/53	4,102,800	3,965,722
5.000%, 11/01/53	6,073,288	5,870,371
Federal National Mortgage Association REMICS
3.000%, 06/25/48	1,418,397	1,236,454
3.500%, 01/25/47	551,081	533,615
3.500%, 06/25/47	821,974	785,752
Government National Mortgage Association
2.500%, 09/20/51	3,913,106	3,289,996
3.000%, 10/20/46	672,102	593,860
3.000%, 12/20/46	2,119,879	1,872,544
3.000%, 04/20/47	434,452	383,521
3.000%, 11/20/47	763,124	673,274
3.000%, 10/20/49	816,194	698,881
3.500%, 04/20/46	1,518,661	1,383,712
3.500%, 05/20/46	670,130	610,464
3.500%, 06/20/46	148,534	135,285
3.500%, 11/20/46	2,249,453	2,045,331
3.500%, 01/20/47	390,507	355,110
3.500%, 09/20/47	719,502	653,599
3.500%, 11/20/47	1,466,745	1,331,069
3.500%, 07/20/49	106,646	94,796
4.000%, 11/20/47	734,525	688,769
4.000%, 12/20/47	672,616	630,337
4.000%, 03/20/48	477,808	447,501
4.000%, 10/20/48	962,351	899,520
4.500%, 02/20/47	1,409,695	1,362,816
4.500%, 06/20/47	2,142,266	2,068,377
4.500%, 10/20/52	7,718,810	7,362,088
5.000%, 06/20/47	1,092,918	1,081,418
5.000%, 09/20/47	583,285	577,146
Government National Mortgage Association REMICS
3.500%, 09/20/48	1,142,300	1,027,864
6.500%, SOFR30A + 1.250%, 02/20/54 (a)	1,803,583	1,800,254
Government National Mortgage Association, TBA
2.500%, TBA (b)	22,550,000	18,953,451
4.500%, TBA (b)	14,175,000	13,475,033
5.000%, TBA (b)	19,300,000	18,791,562
5.500%, TBA (b)	11,025,000	10,937,896
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (b)	33,575,000	26,254,076
2.500%, TBA (b)	13,400,000	10,940,367
3.000%, TBA (b)	31,900,000	27,132,445
3.500%, TBA (b)	30,725,000	27,191,625
See accompanying notes to financial statements.
BHFTI-515

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (b)	42,925,000	$39,274,698
4.500%, TBA (b)	30,225,000	28,492,966
5.000%, TBA (b)	19,300,000	18,651,641
5.500%, TBA (b)	20,575,000	20,291,290
		537,644,746
U.S. Treasury — 41.0%
U.S. Treasury Bonds
4.500%, 02/15/44	13,125,000	12,874,805
4.625%, 05/15/44 (c)	74,305,000	74,165,678
4.625%, 05/15/54	56,578,000	57,364,788
U.S. Treasury Notes
4.250%, 06/30/29	181,830,000	181,077,111
4.375%, 05/15/34 (c)	113,165,000	113,200,364
4.500%, 05/31/29 (c)	52,028,000	52,381,628
4.625%, 06/30/26	34,375,000	34,313,232
4.625%, 06/15/27	65,230,000	65,418,555
		590,796,161
Total U.S. Treasury & Government Agencies (Cost $1,151,343,564)		1,128,440,907

Corporate Bonds & Notes—17.0%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A) (c)	1,500,000	1,462,727
Boeing Co.
5.805%, 05/01/50	1,510,000	1,360,812
6.528%, 05/01/34 (144A) (c)	705,000	721,849
		3,545,388
Agriculture — 0.5%
BAT Capital Corp.
4.390%, 08/15/37 (c)	830,000	700,371
4.540%, 08/15/47 (c)	2,105,000	1,620,816
4.758%, 09/06/49 (c)	172,000	135,328
5.650%, 03/16/52 (c)	280,000	249,987
Imperial Brands Finance PLC
3.125%, 07/26/24 (144A)	2,800,000	2,794,673
Reynolds American, Inc.
5.850%, 08/15/45 (c)	1,805,000	1,664,807
		7,165,982
Airlines — 0.2%
United Airlines Pass-Through Trust
5.800%, 07/15/37	2,800,000	2,842,439
Banks — 4.7%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a) (c)	8,080,000	7,575,637
2.087%, SOFR + 1.060%, 06/14/29 (a) (c)	4,855,000	4,307,085
2.299%, SOFR + 1.220%, 07/21/32 (a) (c)	1,770,000	1,448,969
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	946,581
Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a) (c)	810,000	$750,730
2.976%, SOFR + 1.422%, 11/05/30 (a)	1,090,000	970,824
3.057%, SOFR + 1.351%, 01/25/33 (a)	885,000	751,727
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a) (c)	4,250,000	3,965,652
1.542%, SOFR + 0.818%, 09/10/27 (a)	1,372,000	1,260,117
1.948%, SOFR + 0.913%, 10/21/27 (a)	1,550,000	1,431,318
5.844%, SOFR + 0.486%, 10/21/24 (a) (c)	2,060,000	2,060,227
HSBC Holdings PLC
2.013%, SOFR + 1.732%, 09/22/28 (a)	3,095,000	2,779,523
4.755%, SOFR + 2.110%, 06/09/28 (a)	675,000	663,526
JPMorgan Chase & Co.
1.040%, 3M TSFR + 0.695%, 02/04/27 (a) (c)	1,700,000	1,583,600
1.578%, SOFR + 0.885%, 04/22/27 (a) (c)	5,695,000	5,314,622
1.953%, SOFR + 1.065%, 02/04/32 (a) (c)	215,000	174,878
2.182%, SOFR + 1.890%, 06/01/28 (a) (c)	580,000	532,246
2.580%, 3M TSFR + 1.250%, 04/22/32 (a) (c)	295,000	249,154
2.739%, 3M TSFR + 1.510%, 10/15/30 (a)	1,215,000	1,075,019
2.947%, SOFR + 1.170%, 02/24/28 (a)	1,250,000	1,177,357
Lloyds Banking Group PLC
3.870%, 1Y H15 + 3.500%, 07/09/25 (a)	2,515,000	2,513,856
Morgan Stanley
1.164%, SOFR + 0.560%, 10/21/25 (a)	6,600,000	6,504,693
1.928%, SOFR + 1.020%, 04/28/32 (a)	300,000	241,040
2.239%, SOFR + 1.178%, 07/21/32 (a)	525,000	428,877
2.475%, SOFR + 1.000%, 01/21/28 (a) (c)	1,275,000	1,188,849
PNC Financial Services Group, Inc.
5.068%, SOFR + 1.933%, 01/24/34 (a) (c)	145,000	140,149
5.676%, SOFR + 1.902%, 01/22/35 (a) (c)	265,000	266,422
6.037%, SOFR + 2.140%, 10/28/33 (a) (c)	800,000	824,215
6.875%, SOFR + 2.284%, 10/20/34 (a) (c)	1,100,000	1,198,854
Santander U.K. Group Holdings PLC
1.532%, 1Y H15 + 1.250%, 08/21/26 (a)	330,000	314,060
1.673%, SOFR + 0.989%, 06/14/27 (a) (c)	1,250,000	1,155,543
2.469%, SOFR + 1.220%, 01/11/28 (a)	725,000	668,862
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (a)	1,270,000	1,204,009
5.678%, SOFR + 1.860%, 01/23/35 (a) (c)	510,000	511,956
5.836%, SOFR + 2.260%, 06/12/34 (a) (c)	95,000	96,321
5.850%, SOFR + 2.090%, 10/21/33 (a) (c)	1,290,000	1,310,079
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	4,790,000	4,411,534
3.350%, SOFR + 1.500%, 03/02/33 (a) (c)	2,880,000	2,497,552
3.526%, SOFR + 1.510%, 03/24/28 (a)	950,000	906,155
4.897%, SOFR + 2.100%, 07/25/33 (a) (c)	1,430,000	1,375,466
5.389%, SOFR + 2.020%, 04/24/34 (a)	660,000	652,455
		67,429,739
Beverages — 0.1%
Bacardi Ltd.
4.450%, 05/15/25 (144A)	405,000	400,149
5.300%, 05/15/48 (144A)	1,105,000	999,682
		1,399,831
See accompanying notes to financial statements.
BHFTI-516

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Biotechnology — 0.0%
Amgen, Inc.
5.650%, 03/02/53	315,000	$310,225
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A) (c)	4,248,000	3,541,686
4.375%, 06/01/47	345,000	265,688
5.000%, 09/26/48 (c)	625,000	535,924
		4,343,298
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (c)	2,195,000	1,994,751
3.300%, 01/30/32 (c)	1,205,000	1,035,356
Air Lease Corp.
2.300%, 02/01/25 (c)	4,715,000	4,614,194
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,145,853
2.875%, 02/15/25 (144A)	1,995,000	1,954,461
Intercontinental Exchange, Inc.
1.850%, 09/15/32 (c)	2,155,000	1,665,847
		12,410,462
Electric — 2.3%
AEP Transmission Co. LLC
5.150%, 04/01/34	935,000	913,783
Appalachian Power Co.
3.300%, 06/01/27 (c)	760,000	718,461
4.450%, 06/01/45	1,440,000	1,159,797
Arizona Public Service Co.
5.700%, 08/15/34	2,595,000	2,590,960
Duke Energy Carolinas LLC
4.250%, 12/15/41	1,300,000	1,086,467
Duke Energy Florida LLC
5.875%, 11/15/33 (c)	335,000	348,275
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	818,000
4.100%, 03/15/43	2,325,000	1,881,942
5.100%, 03/15/34 (c)	15,000	14,876
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A) (c)	2,155,000	2,166,950
Eversource Energy
4.600%, 07/01/27	1,660,000	1,625,576
5.950%, 02/01/29 (c)	1,160,000	1,185,407
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A) (c)	570,000	533,429
4.150%, 04/15/25 (144A)	2,800,000	2,755,852
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,430,000	3,397,923
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,582,839
International Transmission Co.
4.625%, 08/15/43 (c)	2,750,000	2,333,524
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	816,570
Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of Colorado
5.250%, 04/01/53 (c)	1,545,000	$1,411,814
Public Service Co. of New Mexico
3.850%, 08/01/25	3,135,000	3,074,073
Southwestern Electric Power Co.
4.100%, 09/15/28 (c)	3,000,000	2,861,976
		33,278,494
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (c)	4,510,000	3,668,474
5.141%, 03/15/52 (c)	5,322,000	4,143,753
		7,812,227
Food — 0.4%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.000%, 05/15/32 (c)	25,000	20,581
4.375%, 02/02/52 (c)	1,500,000	1,121,039
6.500%, 12/01/52 (c)	810,000	811,636
6.750%, 03/15/34 (144A)	1,941,000	2,057,670
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,200,000	1,020,528
		5,031,454
Gas — 0.8%
CenterPoint Energy Resources Corp.
5.400%, 07/01/34	2,155,000	2,133,846
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (c)	1,780,000	1,474,882
KeySpan Gas East Corp.
3.586%, 01/18/52 (144A)	5,000,000	3,295,571
5.994%, 03/06/33 (144A) (c)	220,000	221,484
Southern Co. Gas Capital Corp.
3.250%, 06/15/26	4,000,000	3,840,653
Spire, Inc.
4.700%, 08/15/44	1,000,000	828,880
		11,795,316
Healthcare-Services — 1.2%
Centene Corp.
3.000%, 10/15/30	2,477,000	2,118,006
CommonSpirit Health
2.782%, 10/01/30 (c)	870,000	753,519
3.347%, 10/01/29 (c)	110,000	100,969
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	2,050,000	1,868,456
HCA, Inc.
5.250%, 06/15/26	805,000	801,404
5.250%, 06/15/49 (c)	1,395,000	1,243,350
5.875%, 02/01/29 (c)	2,000,000	2,036,198
Humana, Inc.
3.700%, 03/23/29 (c)	4,685,000	4,393,371
See accompanying notes to financial statements.
BHFTI-517

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
New York & Presbyterian Hospital
3.563%, 08/01/36	4,490,000	$3,793,094
		17,108,367
Insurance — 0.8%
Aon Corp./Aon Global Holdings PLC
3.900%, 02/28/52	960,000	710,800
Athene Global Funding
1.985%, 08/19/28 (144A)	3,040,000	2,646,236
3.205%, 03/08/27 (144A)	1,055,000	985,013
Farmers Exchange Capital III
5.454%, 10/15/54 (144A)	3,530,000	2,965,200
Farmers Insurance Exchange
4.747%, 11/01/57 (144A)	90,000	66,439
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54 (144A)	3,500,000	3,484,317
		10,858,005
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 05/01/47	6,500,000	5,192,894
Time Warner Cable LLC
4.500%, 09/15/42	20,000	14,638
5.500%, 09/01/41	2,065,000	1,719,701
5.875%, 11/15/40	1,850,000	1,605,186
		8,532,419
Oil & Gas — 0.0%
Petroleos Mexicanos
6.350%, 02/12/48	55,000	35,096
6.750%, 09/21/47	872,000	573,596
		608,692
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (c)	2,625,000	2,533,867
Berry Global, Inc.
1.570%, 01/15/26 (c)	1,587,000	1,491,000
1.650%, 01/15/27 (c)	2,631,000	2,396,070
		6,420,937
Pharmaceuticals — 0.6%
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (144A) (c)	4,506,000	4,279,118
4.400%, 07/15/44 (144A) (c)	1,205,000	919,352
4.625%, 06/25/38 (144A)	1,250,000	1,050,364
4.875%, 06/25/48 (144A) (c)	1,965,000	1,580,296
Cigna Group
3.400%, 03/15/51 (c)	739,000	502,342
		8,331,472
Pipelines — 0.1%
Energy Transfer LP
5.150%, 03/15/45 (c)	747,000	656,644
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A) (c)	1,369,000	$1,288,766
TransCanada PipeLines Ltd.
4.625%, 03/01/34	145,000	135,900
		2,081,310
Real Estate Investment Trusts — 1.5%
American Assets Trust LP
3.375%, 02/01/31	1,950,000	1,597,675
American Homes 4 Rent LP
2.375%, 07/15/31	975,000	792,171
3.375%, 07/15/51	860,000	559,507
American Tower Corp.
2.300%, 09/15/31 (c)	2,404,000	1,961,330
2.700%, 04/15/31 (c)	2,265,000	1,915,582
5.550%, 07/15/33	710,000	709,223
5.650%, 03/15/33 (c)	1,458,000	1,467,243
DOC DR LLC
2.625%, 11/01/31 (c)	700,000	579,455
Extra Space Storage LP
2.400%, 10/15/31 (c)	349,000	286,736
2.550%, 06/01/31 (c)	1,000,000	832,353
3.900%, 04/01/29 (c)	320,000	301,297
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/30 (c)	427,000	391,217
4.000%, 01/15/31 (c)	60,000	53,793
5.750%, 06/01/28	2,000,000	2,001,098
Healthcare Realty Holdings LP
2.050%, 03/15/31	211,000	163,269
3.500%, 08/01/26 (c)	2,399,000	2,298,131
Hudson Pacific Properties LP
3.250%, 01/15/30 (c)	2,253,000	1,556,126
3.950%, 11/01/27	24,000	20,070
4.650%, 04/01/29	335,000	257,995
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 (c)	2,144,000	1,702,217
5.500%, 08/15/33	255,000	251,392
LXP Industrial Trust
6.750%, 11/15/28	410,000	425,198
Rexford Industrial Realty LP
2.150%, 09/01/31 (c)	155,000	123,633
VICI Properties LP
4.950%, 02/15/30 (c)	220,000	212,243
5.125%, 05/15/32 (c)	418,000	398,244
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A) (c)	450,000	415,945
4.125%, 08/15/30 (144A) (c)	57,000	51,839
4.500%, 01/15/28 (144A)	354,000	340,585
4.625%, 06/15/25 (144A)	110,000	108,562
		21,774,129
Savings & Loans — 0.1%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a) (c)	2,040,000	1,912,094
See accompanying notes to financial statements.
BHFTI-518

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software — 0.4%
Open Text Corp.
6.900%, 12/01/27 (144A)	2,060,000	$2,137,979
Oracle Corp.
3.950%, 03/25/51	4,067,000	3,007,039
Take-Two Interactive Software, Inc.
4.000%, 04/14/32 (c)	775,000	705,048
		5,850,066
Telecommunications — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 09/20/29 (144A)	1,502,812	1,493,411
5.152%, 09/20/29 (144A)	1,237,500	1,231,583
T-Mobile USA, Inc.
3.750%, 04/15/27	2,145,000	2,061,689
		4,786,683
Total Corporate Bonds & Notes (Cost $266,853,430)		245,629,029

Asset-Backed Securities—8.9%
Asset-Backed - Home Equity — 0.8%
New Century Home Equity Loan Trust
6.240%, 1M TSFR + 0.894%, 08/25/34 (a)	4,760,305	4,564,337
Soundview Home Loan Trust
5.670%, 1M TSFR + 0.324%, 06/25/37 (a)	9,494,579	6,131,426
		10,695,763
Asset-Backed - Other — 6.3%
AGL CLO 12 Ltd.
6.746%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	5,400,000	5,405,400
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
6.210%, 1M TSFR + 0.864%, 01/25/36 (a)	5,314,206	5,135,611
Apidos CLO XXV Ltd.
6.475%, 3M TSFR + 1.150%, 10/20/31 (144A) (a)	3,560,643	3,561,351
Arbor Realty Commercial Real Estate Notes Ltd.
6.513%, 1M TSFR + 1.184%, 08/15/34 (144A) (a)	2,958,987	2,940,553
Barings CLO Ltd.
6.479%, 3M TSFR + 1.150%, 10/15/30 (144A) (a)	4,000,000	4,000,800
Buttermilk Park CLO Ltd.
6.699%, 3M TSFR + 1.370%, 10/15/31 (144A) (a)	4,600,000	4,602,185
Carrington Mortgage Loan Trust
5.600%, 1M TSFR + 0.254%, 12/25/36 (a)	5,182,156	5,003,855
Clover CLO LLC
6.854%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	5,000,000	5,009,940
Countrywide Asset-Backed Certificates Trust
6.810%, 1M TSFR + 1.464%, 08/25/47 (a)	3,290,300	2,990,804
CyrusOne Data Centers Issuer I LLC
4.760%, 03/22/49 (144A)	3,380,000	3,169,763
Dryden XXVI Senior Loan Fund
6.490%, 3M TSFR + 1.162%, 04/15/29 (144A) (a)	1,509,458	1,511,328
Flexential Issuer
3.250%, 11/27/51 (144A)	4,753,000	4,372,199
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
FS Rialto Issuer LLC
6.643%, 1M TSFR + 1.314%, 12/16/36 (144A) (a)	886,487	$882,768
JP Morgan Mortgage Acquisition Trust
5.810%, 1M TSFR + 0.464%, 01/25/37 (a)	8,307,000	7,647,050
Madison Park Funding XXIX Ltd.
6.507%, 3M TSFR + 1.180%, 10/18/30 (144A) (a)	3,524,526	3,528,029
Neuberger Berman CLO XX Ltd.
7.240%, 3M TSFR + 1.912%, 07/15/34 (144A) (a)	5,000,000	5,009,765
Octagon 52 Ltd.
7.036%, 3M TSFR + 1.712%, 04/20/34 (144A) (a)	4,900,000	4,895,100
Octagon Investment Partners 46 Ltd.
6.750%, 3M TSFR + 1.422%, 07/15/36 (144A) (a)	5,520,000	5,521,761
OHA Credit Funding 4 Ltd.
7.236%, 3M TSFR + 1.912%, 10/22/36 (144A) (a)	4,000,000	4,009,416
Palmer Square Loan Funding Ltd.
6.729%, 3M TSFR + 1.400%, 04/15/31 (144A) (a)	3,600,000	3,603,179
Popular ABS Mortgage Pass-Through Trust
6.045%, 1M TSFR + 0.699%, 02/25/36 (a)	317,200	315,590
Rockford Tower CLO Ltd.
6.776%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	3,226,925	3,229,184
Structured Asset Investment Loan Trust
6.260%, 1M TSFR + 0.914%, 07/25/34 (a)	1,230,588	1,223,921
Voya CLO Ltd.
6.476%, 3M TSFR + 1.150%, 10/18/31 (144A) (a)	3,600,000	3,602,484
		91,172,036
Asset-Backed - Student Loan — 1.8%
Navient Student Loan Trust
6.950%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,397,429
SLC Student Loan Trust
5.774%, SOFR90A + 0.422%, 09/15/39 (a)	6,065,632	5,934,256
SLM Student Loan Trust
5.940%, SOFR90A + 0.592%, 01/25/28 (a)	1,378,124	1,350,668
5.980%, SOFR90A + 0.632%, 01/25/40 (a)	2,385,826	2,247,309
6.200%, SOFR30A + 0.864%, 05/26/26 (a)	3,208,750	3,143,797
6.814%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	2,307,029	2,306,436
7.250%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	5,800,187
Wachovia Student Loan Trust
5.780%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	2,656,038	2,618,166
		25,798,248
Total Asset-Backed Securities (Cost $127,682,653)		127,666,047

Mortgage-Backed Securities—7.6%
Collateralized Mortgage Obligations — 5.0%
Angel Oak Mortgage Trust
3.353%, 01/25/67 (144A) (a)	6,299,284	5,790,418
CIM Trust
1.951%, 06/25/57 (144A) (a)	4,246,619	3,801,605
2.000%, 05/01/61 (144A) (a)	4,943,398	4,328,421
2.000%, 08/25/61 (144A) (a)	4,270,370	3,541,636
2.500%, 04/25/51 (144A) (a)	10,142,824	8,054,112
3.000%, 10/25/59 (144A) (a)	3,741,428	3,405,050
5.400%, 04/25/62 (144A) (a)	6,392,434	6,243,811
See accompanying notes to financial statements.
BHFTI-519

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CSMC Trust
3.850%, 09/25/57 (144A) (a)	3,648,790	$3,434,796
4.547%, 05/25/67 (144A) (a)	3,732,168	3,625,598
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	2,654,377	2,551,791
JP Morgan Mortgage Trust
2.500%, 12/25/51 (144A) (a)	14,692,285	12,272,806
2.500%, 06/25/52 (144A) (a)	9,451,407	8,113,239
PHH Alternative Mortgage Trust
6.060%, 1M TSFR + 0.714%, 07/25/37 (a)	3,032,920	2,903,863
WaMu Mortgage Pass-Through Certificates Trust
6.040%, 1M TSFR + 0.694%, 10/25/45 (a)	1,417,918	1,358,352
6.265%, 06/25/34 (a)	2,282,223	2,142,216
		71,567,714
Commercial Mortgage-Backed Securities — 2.6%
BAMLL Commercial Mortgage Securities Trust
4.227%, 08/10/38 (144A) (a)	3,265,000	3,020,280
Bank
4.493%, 06/15/55 (a)	4,231,000	3,990,678
BX Trust
3.202%, 12/09/41 (144A)	895,000	795,820
BXHPP Trust
6.094%, 1M TSFR + 0.764%, 08/15/36 (144A) (a)	4,777,000	4,588,105
COMM Mortgage Trust
3.620%, 07/10/50	1,654,171	1,638,432
CSAIL Commercial Mortgage Trust
2.561%, 03/15/53	3,384,500	2,854,207
DC Office Trust
2.965%, 09/15/45 (144A)	1,850,000	1,577,290
GS Mortgage Securities Corp. Trust
6.395%, 1M TSFR + 1.064%, 12/15/36 (144A) (a)	4,225,000	4,166,906
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	1,850,000	1,604,906
3.228%, 07/10/39 (144A)	1,875,000	1,666,214
JP Morgan Chase Commercial Mortgage Securities Trust
3.397%, 06/05/39 (144A)	2,000,000	1,767,752
Ladder Capital Commercial Mortgage Trust
3.551%, 07/12/50 (144A)	2,834,000	2,671,703
One Bryant Park Trust
2.516%, 09/15/54 (144A)	2,390,000	2,023,540
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	2,219,000	1,826,456
4.144%, 01/05/43 (144A) (a)	110,000	92,104
SMRT Commercial Mortgage Trust
8.679%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	3,322,903
		37,607,296
Total Mortgage-Backed Securities (Cost $117,695,340)		109,175,010

Municipals—0.5%
City of New York, General Obligation Unlimited
5.968%, 03/01/36	1,750,000	1,813,675
County of Miami-Dade Aviation Revenue
3.555%, 10/01/34	600,000	519,955
Security Description	Principal Amount*/ Shares	Value

New York City Transitional Finance Authority Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	$1,201,876
5.267%, 05/01/27	2,150,000	2,159,130
Regents of the University of California Medical Center Pooled Revenue
3.256%, 05/15/60	3,420,000	2,282,241
Total Municipals (Cost $9,568,517)		7,976,877

Short-Term Investments—18.6%
Discount Note—1.7%
Federal Home Loan Bank
4.806%, 08/28/24 (d)	25,000,000	24,778,239

Mutual Funds—16.5%
State Street Institutional Liquid Reserves Fund, Trust Class, 5.305% (e)	237,805,008	237,923,910

U.S. Treasury—0.4%
U.S. Treasury Bills
4.763%, 07/11/24 (c) (d)	4,715,000	4,708,122
Total Short-Term Investments (Cost $267,439,423)		267,410,271

Securities Lending Reinvestments (f)—5.3%
Certificates of Deposit—2.1%
Bank of America Corp.
5.570%, SOFR + 0.230%, 07/08/24 (a)	1,000,000	1,000,034
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (a)	2,000,000	2,001,066
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (a)	2,000,000	2,000,000
Bank of Nova Scotia
5.650%, SOFR + 0.310%, 03/19/25 (a)	1,000,000	999,996
Canadian Imperial Bank of Commerce (NY)
5.700%, SOFR + 0.360%, 01/09/25 (a)	2,000,000	2,001,696
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,100,221
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (a)	1,000,000	1,000,282
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	1,000,000	995,370
Zero Coupon, 09/11/24	3,000,000	2,966,400
5.570%, SOFR + 0.240%, 07/11/24 (a)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (a)	2,000,000	2,000,518
MUFG Bank Ltd. (London)
5.550%, SOFR + 0.240%, 11/01/24 (a)	1,000,000	1,000,000
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (a)	2,000,000	2,000,034
Oversea-Chinese Banking Corp. Ltd.
5.510%, SOFR + 0.170%, 09/16/24 (a)	2,000,000	1,999,934
See accompanying notes to financial statements.
BHFTI-520

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.230%, 07/11/24 (a)	2,000,000	$2,000,096
Svenska Handelsbanken AB
5.690%, SOFR + 0.350%, 01/17/25 (a)	2,000,000	2,002,866
Toronto-Dominion Bank
5.720%, SOFR + 0.380%, 01/08/25 (a)	3,000,000	3,000,094
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (a)	1,000,000	1,001,007
		31,048,486
Commercial Paper—0.2%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (a)	1,000,000	999,799
Natixis SA
5.640%, SOFR + 0.300%, 12/18/24 (a)	1,500,000	1,462,980
		2,462,779
Repurchase Agreements—2.9%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $5,002,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $5,299,891	5,000,000	5,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	5,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $673,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $686,407	672,948	672,948
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $5,150,826; collateralized by various Common Stock with an aggregate market value of $5,500,000	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,154,846	10,000,000	10,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $5,002,279; collateralized by various Common Stock with an aggregate market value of $5,577,503	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $1,000,458; collateralized by various Common Stock with an aggregate market value of $1,115,504	1,000,000	1,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418	5,000,000	$5,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,502,484	5,000,000	5,000,000
		41,672,948

Mutual Funds—0.1%
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (e)	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $76,215,703)		76,184,213
Total Investments—136.3% (Cost $2,016,798,630)		1,962,482,354
Other assets and liabilities (net)—(36.3)%		(522,694,357)
Net Assets—100.0%		$1,439,787,997

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(c)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $147,308,863 and the collateral received consisted of cash in the amount of $76,177,323 and non-cash collateral with a value of $76,367,009. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(d)	The rate shown represents current yield to maturity.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$228,832,373, which is 15.9% of net assets.

Cash and securities in the amount of $1,602,516 have been received at the custodian bank as collateral for TBA securities.
See accompanying notes to financial statements.
BHFTI-521

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$4,144,149,911	$63,116,495	$4 ,041,924,139	$176,045,633
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$1,738,324,777	$1,796,774,225
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(23,936,966)	$—	$—	$—	$(23,936,966)
Corporate Bonds & Notes	(52,240,357)	—	—	—	(52,240,357)
Total Borrowings	$(76,177,323)	$—	$—	$—	$(76,177,323)
Gross amount of recognized liabilities for securities lending transactions					$(76,177,323)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/24	1,473	USD	300,814,219	$628,955
U.S. Treasury Note 5 Year Futures	09/30/24	365	USD	38,901,016	209,887
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	25	USD	2,838,281	24,762

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/19/24	(119)	USD	(13,088,141)	(63,967)
Net Unrealized Appreciation					$799,637
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M SOFR	Annually	3.520%	Annually	12/20/53	USD	10,830,000	$358,358	$—	$358,358

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
See accompanying notes to financial statements.
BHFTI-522

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a)	$358,358
	Unrealized appreciation on futures contracts (b)	863,604	Unrealized depreciation on futures contracts (b)	$63,967
Total		$1,221,962		$63,967

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(3,109,436)
Swap contracts	105,122
$(3,004,314)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(4,279,191)
Swap contracts	822,226
$(3,456,965)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$376,100,243
Futures contracts short	(6,512,848)
Swap contracts	10,830,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,128,440,907	$—	$1,128,440,907
Total Corporate Bonds & Notes*	—	245,629,029	—	245,629,029
Total Asset-Backed Securities*	—	127,666,047	—	127,666,047
Total Mortgage-Backed Securities*	—	109,175,010	—	109,175,010
Total Municipals*	—	7,976,877	—	7,976,877
Short-Term Investments
Discount Note	—	24,778,239	—	24,778,239
Mutual Funds	237,923,910	—	—	237,923,910
U.S. Treasury	—	4,708,122	—	4,708,122
Total Short-Term Investments	237,923,910	29,486,361	—	267,410,271
See accompanying notes to financial statements.
BHFTI-523

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$31,048,486	$—	$31,048,486
Commercial Paper	—	2,462,779	—	2,462,779
Repurchase Agreements	—	41,672,948	—	41,672,948
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	75,184,213	—	76,184,213
Total Investments	$238,923,910	$1,723,558,444	$—	$1,962,482,354
Collateral for Securities Loaned (Liability)	$—	$(76,177,323)	$—	$(76,177,323)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$863,604	$—	$—	$863,604
Futures Contracts (Unrealized Depreciation)	(63,967)	—	—	(63,967)
Total Futures Contracts	$799,637	$—	$—	$799,637
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$358,358	$—	$358,358

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,021,526,442
Gross unrealized appreciation	8,699,206
Gross unrealized (depreciation)	(64,762,553)
Net unrealized appreciation (depreciation)	$(56,063,347)
See accompanying notes to financial statements.
BHFTI-524

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,962,482,354
Cash	163,170
Cash collateral (c)	3,432,482
Receivable for:
Investments sold	36,018,908
TBA securities sold	16,412,980
Fund shares sold	202
Dividends and interest	6,895,926
Variation margin on centrally cleared swap contracts	129,300
Prepaid expenses	11,042
Total Assets	2,025,546,364
Liabilities
Collateral for securities loaned	76,177,323
Payable for:
Investments purchased	232,989,147
TBA securities purchased	275,607,352
Fund shares redeemed	128,279
Variation margin on futures contracts	54,948
Accrued Expenses:
Management fees	506,697
Distribution and service fees	128
Deferred trustees’ fees	139,795
Other expenses	154,698
Total Liabilities	585,758,367
Net Assets	$1,439,787,997
Net Assets Consist of:
Paid in surplus	$1,733,411,304
Distributable earnings (Accumulated losses)	(293,623,307)
Net Assets	$1,439,787,997
Net Assets
Class A	$1,439,162,099
Class B	625,898
Capital Shares Outstanding*
Class A	170,364,510
Class B	74,036
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.45
Class B	8.45

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,016,798,630.
(b)	Includes securities loaned at value of $147,308,863.
(c)	Includes collateral of $2,447,000 for futures contracts and $985,482 for centrally cleared swap contracts.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$1,848,934
Interest	30,594,997
Securities lending income	437,670
Total investment income	32,881,601
Expenses
Management fees	3,934,135
Administration fees	37,814
Custodian and accounting fees	68,236
Distribution and service fees—Class B	582
Audit and tax services	35,979
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	12,341
Insurance	6,691
Miscellaneous	12,597
Total expenses	4,166,554
Less management fee waiver	(874,039)
Net expenses	3,292,515
Net Investment Income	29,589,086
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(14,024,409)
Futures contracts	(3,109,436)
Swap contracts	105,122
Net realized gain (loss)	(17,028,723)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,295,396)
Futures contracts	(4,279,191)
Swap contracts	822,226
Net change in unrealized appreciation (depreciation)	(27,752,361)
Net realized and unrealized gain (loss)	(44,781,084)
Net Increase (Decrease) in Net Assets From Operations	$(15,191,998)
See accompanying notes to financial statements.
BHFTI-525

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$29,589,086	$58,547,843
Net realized gain (loss)	(17,028,723)	(86,647,992)
Net change in unrealized appreciation (depreciation)	(27,752,361)	110,537,617
Increase (decrease) in net assets from operations	(15,191,998)	82,437,468
From Distributions to Shareholders
Class A	(60,013,095)	(45,787,742)
Class B	(25,360)	(6,649)
Total distributions	(60,038,455)	(45,794,391)
Increase (decrease) in net assets from capital share transactions	42,739,469	(69,349,407)
Total increase (decrease) in net assets	(32,490,984)	(32,706,330)
Net Assets
Beginning of period	1,472,278,981	1,504,985,311
End of period	$1,439,787,997	$1,472,278,981

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	687,450	$5,988,736	1,052,044	$9,105,487
Reinvestments	7,093,746	60,013,095	5,324,156	45,787,742
Redemptions	(2,714,598)	(23,635,863)	(14,386,027)	(124,269,035)
Net increase (decrease)	5,066,598	$42,365,968	(8,009,827)	$(69,375,806)
Class B
Sales	43,427	$378,706	5,690	$47,471
Reinvestments	2,994	25,360	772	6,649
Redemptions	(3,475)	(30,565)	(3,222)	(27,721)
Net increase (decrease)	42,946	$373,501	3,240	$26,399
Increase (decrease) derived from capital shares transactions		$42,739,469		$(69,349,407)
See accompanying notes to financial statements.
BHFTI-526

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.91	$8.68	$10.27	$11.10	$10.47	$9.98
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.34	0.23	0.12	0.19	0.27
Net realized and unrealized gain (loss)	(0.27)	0.16	(1.68)	(0.26)	0.80	0.58
Total income (loss) from investment operations	(0.09)	0.50	(1.45)	(0.14)	0.99	0.85
Less Distributions
Distributions from net investment income	(0.37)	(0.27)	(0.14)	(0.19)	(0.36)	(0.36)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.50)	0.00	0.00
Total distributions	(0.37)	(0.27)	(0.14)	(0.69)	(0.36)	(0.36)
Net Asset Value, End of Period	$8.45	$8.91	$8.68	$10.27	$11.10	$10.47
Total Return (%) (b)	(1.06) (c)	5.92	(14.12)	(1.19)	9.54	8.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.58	0.58	0.57	0.58	0.57
Net ratio of expenses to average net assets (%) (e)	0.46 (d)	0.46	0.45	0.44	0.45	0.45
Ratio of net investment income (loss) to average net assets (%)	4.14 (d)	3.96	2.52	1.12	1.75	2.63
Portfolio turnover rate (%)	256 (c)(f)	453 (f)	449 (f)	454 (f)	352 (f)	232 (f)
Net assets, end of period (in millions)	$1,439.2	$1,472.0	$1,504.7	$2,034.1	$1,775.8	$1,831.5

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.91	$8.68	$10.27	$11.07	$10.45	$9.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.32	0.21	0.09	0.16	0.24
Net realized and unrealized gain (loss)	(0.27)	0.16	(1.68)	(0.24)	0.79	0.59
Total income (loss) from investment operations	(0.10)	0.48	(1.47)	(0.15)	0.95	0.83
Less Distributions
Distributions from net investment income	(0.36)	(0.25)	(0.12)	(0.15)	(0.33)	(0.34)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.50)	0.00	0.00
Total distributions	(0.36)	(0.25)	(0.12)	(0.65)	(0.33)	(0.34)
Net Asset Value, End of Period	$8.45	$8.91	$8.68	$10.27	$11.07	$10.45
Total Return (%) (b)	(1.17) (c)	5.61	(14.37)	(1.34)	9.14	8.39
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (d)	0.83	0.83	0.82	0.83	0.82
Net ratio of expenses to average net assets (%) (e)	0.71 (d)	0.71	0.70	0.69	0.70	0.70
Ratio of net investment income (loss) to average net assets (%)	3.91 (d)	3.72	2.28	0.87	1.48	2.38
Portfolio turnover rate (%)	256 (c)(f)	453 (f)	449 (f)	454 (f)	352 (f)	232 (f)
Net assets, end of period (in millions)	$0.6	$0.3	$0.2	$0.3	$0.4	$0.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 179%, 254%, 292%, 264%, 207%, and 203% for the six months ended
June 30, 2024 and for the years ended December 31, 2023, 2022, 2021, 2020 and 2019 respectively.

See accompanying notes to financial statements.
BHFTI-527

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.8%
Textron, Inc.	196,700	$16,888,662
Automobile Components — 2.7%
Aptiv PLC (a)	135,200	9,520,784
BorgWarner, Inc.	465,600	15,010,944
		24,531,728
Banks — 2.1%
Huntington Bancshares, Inc.	579,700	7,640,446
Prosperity Bancshares, Inc.	188,200	11,506,548
		19,146,994
Broadline Retail — 1.5%
eBay, Inc. (b)	252,400	13,558,928
Building Products — 1.0%
Carrier Global Corp. (b)	144,600	9,121,368
Capital Markets — 2.9%
Bank of New York Mellon Corp.	248,600	14,888,654
T. Rowe Price Group, Inc. (b)	104,400	12,038,364
		26,927,018
Chemicals — 4.8%
Axalta Coating Systems Ltd. (a)	370,000	12,642,900
CF Industries Holdings, Inc.	100,000	7,412,000
RPM International, Inc. (b)	108,700	11,704,816
Westlake Corp.	90,200	13,062,764
		44,822,480
Commercial Services & Supplies — 0.7%
Republic Services, Inc.	33,100	6,432,654
Communications Equipment — 1.0%
Motorola Solutions, Inc.	24,800	9,574,040
Consumer Staples Distribution & Retail — 5.7%
BJ's Wholesale Club Holdings, Inc. (a) (b)	214,800	18,868,032
Target Corp.	111,600	16,521,264
U.S. Foods Holding Corp. (a)	321,900	17,054,262
		52,443,558
Containers & Packaging — 5.2%
AptarGroup, Inc.	58,200	8,195,142
Avery Dennison Corp.	43,100	9,423,815
Crown Holdings, Inc.	187,500	13,948,125
Packaging Corp. of America	91,300	16,667,728
		48,234,810
Electric Utilities — 3.4%
Alliant Energy Corp. (b)	372,400	18,955,160
Xcel Energy, Inc.	242,500	12,951,925
		31,907,085
Electrical Equipment — 1.4%
Hubbell, Inc. (b)	11,050	4,038,554
Security Description	Shares	Value
Electrical Equipment—(Continued)
Regal Rexnord Corp. (b)	66,200	$8,951,564
		12,990,118
Electronic Equipment, Instruments & Components — 2.8%
Flex Ltd. (a) (b)	287,500	8,478,375
Trimble, Inc. (a)	128,300	7,174,536
Zebra Technologies Corp. - Class A (a) (b)	33,300	10,287,369
		25,940,280
Energy Equipment & Services — 1.8%
Baker Hughes Co.	477,700	16,800,709
Financial Services — 1.2%
Global Payments, Inc.	110,400	10,675,680
Ground Transportation — 4.0%
J.B. Hunt Transport Services, Inc.	81,100	12,976,000
Knight-Swift Transportation Holdings, Inc.	253,400	12,649,728
Landstar System, Inc. (b)	59,400	10,958,112
		36,583,840
Health Care Equipment & Supplies — 4.0%
Cooper Cos., Inc.	114,200	9,969,660
Hologic, Inc. (a)	196,400	14,582,700
Zimmer Biomet Holdings, Inc.	117,600	12,763,128
		37,315,488
Health Care Providers & Services — 2.0%
Quest Diagnostics, Inc.	134,200	18,369,296
Health Care REITs — 1.6%
Alexandria Real Estate Equities, Inc. (b)	128,600	15,042,342
Hotels, Restaurants & Leisure — 3.5%
Darden Restaurants, Inc. (b)	103,000	15,585,960
Hilton Worldwide Holdings, Inc.	33,400	7,287,880
Yum! Brands, Inc. (b)	71,000	9,404,660
		32,278,500
Insurance — 9.3%
American Financial Group, Inc.	124,000	15,254,480
Fidelity National Financial, Inc. (b)	254,800	12,592,216
Hartford Financial Services Group, Inc.	168,700	16,961,098
Old Republic International Corp. (b)	407,200	12,582,480
W.R. Berkley Corp. (b)	132,000	10,372,560
Willis Towers Watson PLC	71,200	18,664,368
		86,427,202
IT Services — 1.0%
Akamai Technologies, Inc. (a)	103,000	9,278,240
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	75,600	9,800,028
ICON PLC (a) (b)	35,200	11,034,144
		20,834,172
See accompanying notes to financial statements.
BHFTI-528

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—3.2%
Security Description	Shares	Value
Machinery — 5.0%
AGCO Corp. (b)	117,900	$11,540,052
Lincoln Electric Holdings, Inc. (b)	20,300	3,829,392
Middleby Corp. (a) (b)	100,000	12,261,000
Toro Co. (b)	121,000	11,314,710
Xylem, Inc.	50,600	6,862,878
		45,808,032
Metals & Mining — 1.4%
Franco-Nevada Corp.	111,100	13,167,572
Oil, Gas & Consumable Fuels — 4.1%
Chord Energy Corp.	53,300	8,937,344
Coterra Energy, Inc.	577,800	15,409,926
Devon Energy Corp.	292,000	13,840,800
		38,188,070
Professional Services — 6.9%
FTI Consulting, Inc. (a) (b)	74,300	16,013,879
Genpact Ltd.	325,500	10,477,845
Leidos Holdings, Inc.	96,800	14,121,184
ManpowerGroup, Inc. (b)	128,900	8,997,220
Maximus, Inc.	58,100	4,979,170
TransUnion	123,800	9,181,008
		63,770,306
Residential REITs — 2.7%
Camden Property Trust (b)	145,000	15,820,950
Equity LifeStyle Properties, Inc. (b)	146,300	9,528,519
		25,349,469
Retail REITs — 2.1%
NNN REIT, Inc. (b)	457,800	19,502,280
Semiconductors & Semiconductor Equipment — 2.8%
MKS Instruments, Inc. (b)	112,900	14,742,482
Skyworks Solutions, Inc.	107,500	11,457,350
		26,199,832
Specialized REITs — 1.8%
Lamar Advertising Co. - Class A (b)	141,700	16,937,401
Specialty Retail — 1.5%
Ross Stores, Inc.	97,100	14,110,572
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp. (b)	44,900	7,860,194
Total Common Stocks (Cost $800,625,952)		897,018,920

Security Description	Principal Amount*	Value

Repurchase Agreement—3.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $29,586,992; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $30,168,125	29,576,517	$29,576,517
Total Short-Term Investments (Cost $29,576,517)		29,576,517

Securities Lending Reinvestments (c)—16.3%
Certificates of Deposit—3.5%
Bank of America Corp.
5.570%, SOFR + 0.230%, 07/08/24 (d)	1,000,000	1,000,034
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (d)	1,000,000	1,000,533
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (d)	2,000,000	2,000,000
5.640%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,005
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (d)	2,000,000	2,000,282
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (d)	1,000,000	1,000,045
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (d)	2,000,000	2,000,564
Credit Agricole SA
5.570%, SOFR + 0.260%, 11/15/24 (d)	1,000,000	1,000,001
5.630%, SOFR + 0.320%, 02/18/25 (d)	1,000,000	1,000,002
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,045
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	1,000,000	995,370
Zero Coupon, 09/13/24	1,000,000	988,500
5.570%, SOFR + 0.240%, 07/11/24 (d)	1,000,000	1,000,032
MUFG Bank Ltd. (London)
5.550%, SOFR + 0.240%, 11/01/24 (d)	1,000,000	1,000,000
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (d)	2,000,000	2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (d)	2,000,000	2,000,436
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (d)	2,000,000	1,999,944
5.510%, SOFR + 0.170%, 09/16/24 (d)	2,000,000	1,999,934
Skandinaviska Enskilda Banken AB
5.640%, SOFR + 0.300%, 02/06/25 (d)	1,000,000	1,000,514
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (d)	2,000,000	2,001,518
Svenska Handelsbanken AB
5.640%, SOFR + 0.300%, 02/06/25 (d)	1,000,000	1,000,543
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (d)	1,000,000	1,000,017
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (d)	1,000,000	1,000,327
5.890%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	1,001,007
		31,989,687
See accompanying notes to financial statements.
BHFTI-529

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—0.4%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (d)	2,000,000	$1,999,598
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (d)	2,000,000	2,000,384
		3,999,982
Repurchase Agreements—11.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $17,007,721; collateralized by various Common Stock with an aggregate market value of $18,957,341	17,000,000	17,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $3,001,370; collateralized by various Common Stock with an aggregate market value of $3,345,413	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $4,120,661; collateralized by various Common Stock with an aggregate market value of $4,400,000	4,000,000	4,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $20,024,839; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $20,416,286	20,015,965	20,015,966
National Bank Financial, Inc.
Repurchase Agreement dated 06/28/24 at 5.340%, due on 07/01/24 with a maturity value of $10,004,450; collateralized by U.S. Treasury Obligations with rates ranging from 2.375% - 4.875%, maturity dates ranging from 01/15/25 - 04/30/26, and an aggregate market value of $10,205,597	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $5,005,299; collateralized by various Common Stock with an aggregate market value of $5,577,423	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $2,000,915; collateralized by various Common Stock with an aggregate market value of $2,231,009	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $12,005,420; collateralized by various Common Stock with an aggregate market value of $13,357,529	12,000,000	12,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,113,778	1,000,000	$1,000,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $5,003,792; collateralized by various Common Stock with an aggregate market value of $5,565,637	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $22,009,936; collateralized by various Common Stock with an aggregate market value of $24,210,931	22,000,000	22,000,000
		106,015,966

Mutual Funds—1.0%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (e)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (e)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (e)	1,000,000	1,000,000
		9,000,000
Total Securities Lending Reinvestments (Cost $151,000,515)		151,005,635
Total Investments—116.4% (Cost $981,202,984)		1,077,601,072
Other assets and liabilities (net)—(16.4)%		(151,818,611)
Net Assets—100.0%		$925,782,461

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $158,715,430 and the collateral received consisted of cash in the amount of $150,988,244 and non-cash collateral with a value of $11,139,567. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
See accompanying notes to financial statements.
BHFTI-530

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$167,216,469	$0	$249,322,425
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(150,988,244)	$—	$—	$—	$(150,988,244)
Gross amount of recognized liabilities for securities lending transactions					$(150,988,244)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$897,018,920	$—	$—	$897,018,920
Total Short-Term Investments*	—	29,576,517	—	29,576,517
Securities Lending Reinvestments
Certificates of Deposit	—	31,989,687	—	31,989,687
Commercial Paper	—	3,999,982	—	3,999,982
Repurchase Agreements	—	106,015,966	—	106,015,966
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	142,005,635	—	151,005,635
Total Investments	$906,018,920	$171,582,152	$—	$1,077,601,072
Collateral for Securities Loaned (Liability)	$—	$(150,988,244)	$—	$(150,988,244)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$981,674,494
Gross unrealized appreciation	135,586,586
Gross unrealized (depreciation)	(39,660,008)
Net unrealized appreciation (depreciation)	$95,926,578
See accompanying notes to financial statements.
BHFTI-531

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,077,601,072
Cash	39,996
Receivable for:
Investments sold	219,698
Fund shares sold	844,196
Dividends and interest	1,254,205
Prepaid expenses	7,380
Total Assets	1,079,966,547
Liabilities
Collateral for securities loaned	150,988,244
Payable for:
Investments purchased	1,791,011
Fund shares redeemed	507,366
Accrued Expenses:
Management fees	424,545
Distribution and service fees	118,828
Deferred trustees’ fees	221,198
Other expenses	132,894
Total Liabilities	154,184,086
Net Assets	$925,782,461
Net Assets Consist of:
Paid in surplus	$754,414,176
Distributable earnings (Accumulated losses)	171,368,285
Net Assets	$925,782,461
Net Assets
Class A	$339,917,847
Class B	563,861,436
Class E	22,003,178
Capital Shares Outstanding*
Class A	18,108,077
Class B	31,113,022
Class E	1,190,959
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.77
Class B	18.12
Class E	18.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $981,202,984.
(b)	Includes securities loaned at value of $158,715,430.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$9,196,434
Interest	356,175
Securities lending income	109,076
Total investment income	9,661,685
Expenses
Management fees	3,077,203
Administration fees	25,015
Custodian and accounting fees	35,059
Distribution and service fees—Class B	729,085
Distribution and service fees—Class E	16,971
Audit and tax services	24,379
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	36,296
Insurance	4,021
Miscellaneous	7,444
Total expenses	4,013,652
Less management fee waiver	(435,606)
Less broker commission recapture	(24,583)
Net expenses	3,553,463
Net Investment Income	6,108,222
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	70,066,261
Net change in unrealized appreciation (depreciation) on investments	(32,334,467)
Net realized and unrealized gain (loss)	37,731,794
Net Increase (Decrease) in Net Assets From Operations	$43,840,016

(a)	Net of foreign withholding taxes of $12,026.
See accompanying notes to financial statements.
BHFTI-532

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,108,222	$12,818,513
Net realized gain (loss)	70,066,261	59,298,457
Net change in unrealized appreciation (depreciation)	(32,334,467)	18,425,144
Increase (decrease) in net assets from operations	43,840,016	90,542,114
From Distributions to Shareholders
Class A	(26,291,339)	(42,151,825)
Class B	(43,797,844)	(75,808,695)
Class E	(1,705,770)	(3,011,744)
Total distributions	(71,794,953)	(120,972,264)
Increase (decrease) in net assets from capital share transactions	(4,277,330)	40,592,984
Total increase (decrease) in net assets	(32,232,267)	10,162,834
Net Assets
Beginning of period	958,014,728	947,851,894
End of period	$925,782,461	$958,014,728

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	106,521	$2,104,656	1,598,535	$31,663,226
Reinvestments	1,394,026	26,291,339	2,350,910	42,151,825
Redemptions	(981,546)	(19,682,440)	(1,990,462)	(38,126,659)
Net increase (decrease)	519,001	$8,713,555	1,958,983	$35,688,392
Class B
Sales	314,979	$6,054,578	1,025,491	$19,417,827
Reinvestments	2,405,153	43,797,844	4,366,860	75,808,695
Redemptions	(3,222,730)	(62,673,543)	(4,783,567)	(88,819,400)
Net increase (decrease)	(502,598)	$(12,821,121)	608,784	$6,407,122
Class E
Sales	10,163	$197,320	17,256	$340,330
Reinvestments	91,906	1,705,770	170,444	3,011,744
Redemptions	(105,528)	(2,072,854)	(257,001)	(4,854,604)
Net increase (decrease)	(3,459)	$(169,764)	(69,301)	$(1,502,530)
Increase (decrease) derived from capital shares transactions		$(4,277,330)		$40,592,984
See accompanying notes to financial statements.
BHFTI-533

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.42	$20.18	$24.14	$19.00	$19.09	$15.46
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.29	0.35	0.40	0.28	0.28
Net realized and unrealized gain (loss)	0.78	1.55	(1.18)	5.65	0.90	4.17
Total income (loss) from investment operations	0.92	1.84	(0.83)	6.05	1.18	4.45
Less Distributions
Distributions from net investment income	(0.30)	(0.34)	(0.43)	(0.30)	(0.28)	(0.24)
Distributions from net realized capital gains	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)	(0.58)
Total distributions	(1.57)	(2.60)	(3.13)	(0.91)	(1.27)	(0.82)
Net Asset Value, End of Period	$18.77	$19.42	$20.18	$24.14	$19.00	$19.09
Total Return (%) (b)	4.69 (c)	10.20	(2.45)	32.13	7.87	29.35
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.69 (d)	0.69	0.68	0.68	0.70	0.69
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.60	0.59	0.59	0.60	0.60
Ratio of net investment income (loss) to average net assets (%)	1.45 (d)	1.54	1.66	1.79	1.69	1.56
Portfolio turnover rate (%)	18 (c)	30	30	27	39	32
Net assets, end of period (in millions)	$339.9	$341.6	$315.4	$356.4	$292.6	$293.0

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.78	$19.59	$23.52	$18.54	$18.65	$15.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.24	0.29	0.34	0.23	0.23
Net realized and unrealized gain (loss)	0.75	1.50	(1.15)	5.50	0.88	4.07
Total income (loss) from investment operations	0.86	1.74	(0.86)	5.84	1.11	4.30
Less Distributions
Distributions from net investment income	(0.25)	(0.29)	(0.37)	(0.25)	(0.23)	(0.19)
Distributions from net realized capital gains	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)	(0.58)
Total distributions	(1.52)	(2.55)	(3.07)	(0.86)	(1.22)	(0.77)
Net Asset Value, End of Period	$18.12	$18.78	$19.59	$23.52	$18.54	$18.65
Total Return (%) (b)	4.53 (c)	9.94	(2.70)	31.80	7.64	28.98
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (d)	0.94	0.93	0.93	0.95	0.94
Net ratio of expenses to average net assets (%) (e)	0.85 (d)	0.85	0.84	0.84	0.85	0.85
Ratio of net investment income (loss) to average net assets (%)	1.19 (d)	1.28	1.41	1.53	1.43	1.31
Portfolio turnover rate (%)	18 (c)	30	30	27	39	32
Net assets, end of period (in millions)	$563.9	$593.6	$607.3	$722.3	$661.1	$660.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-534

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.12	$19.90	$23.85	$18.79	$18.89	$15.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.26	0.32	0.36	0.25	0.25
Net realized and unrealized gain (loss)	0.77	1.53	(1.17)	5.58	0.89	4.13
Total income (loss) from investment operations	0.90	1.79	(0.85)	5.94	1.14	4.38
Less Distributions
Distributions from net investment income	(0.27)	(0.31)	(0.40)	(0.27)	(0.25)	(0.21)
Distributions from net realized capital gains	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)	(0.58)
Total distributions	(1.54)	(2.57)	(3.10)	(0.88)	(1.24)	(0.79)
Net Asset Value, End of Period	$18.48	$19.12	$19.90	$23.85	$18.79	$18.89
Total Return (%) (b)	4.60 (c)	10.05	(2.62)	31.91	7.71	29.18
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.83	0.83	0.85	0.84
Net ratio of expenses to average net assets (%) (e)	0.75 (d)	0.75	0.74	0.74	0.75	0.75
Ratio of net investment income (loss) to average net assets (%)	1.29 (d)	1.38	1.51	1.63	1.53	1.41
Portfolio turnover rate (%)	18 (c)	30	30	27	39	32
Net assets, end of period (in millions)	$22.0	$22.8	$25.2	$28.9	$24.9	$25.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-535

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—96.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 46.0%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,641,609	$1,327,785
1.500%, 07/01/41	1,193,217	964,543
2.000%, 09/01/40	1,046,557	884,006
2.000%, 03/01/41	1,947,944	1,645,316
2.000%, 06/01/41	76,152	63,688
2.000%, 08/01/41	627,300	529,829
2.000%, 12/01/41	286,333	239,684
2.000%, 01/01/42	2,021,549	1,690,516
2.000%, 05/01/42	196,771	163,810
2.000%, 06/01/50	3,453,702	2,711,055
2.000%, 07/01/50	508,978	401,946
2.000%, 11/01/50	142,466	112,867
2.000%, 03/01/51	84,232	67,079
2.000%, 09/01/51	166,289	132,411
2.000%, 11/01/51	246,294	196,126
2.500%, 06/01/50	172,322	143,017
2.500%, 07/01/50	559,187	467,886
2.500%, 11/01/50	1,895,489	1,581,895
2.500%, 12/01/50	271,420	226,376
2.500%, 07/01/51	282,097	221,990
2.500%, 09/01/51	669,684	556,495
2.500%, 11/01/51	1,704,000	1,419,655
2.500%, 01/01/52	2,253,949	1,872,433
2.500%, 03/01/52	504,220	419,234
2.500%, 04/01/52	3,180,795	2,639,789
2.640%, 1Y RFUCCT + 1.634%, 12/01/50 (a)	657,579	599,752
3.000%, 06/01/31	196,171	185,745
3.000%, 02/01/32	4,730	4,480
3.000%, 03/01/33	650,977	614,858
3.000%, 09/01/33	57,064	53,829
3.000%, 11/01/33	689,557	648,492
3.000%, 03/01/34	51,597	48,295
3.000%, 11/01/42	73,507	65,194
3.000%, 01/01/43	87,415	77,194
3.000%, 02/01/43	425,863	376,581
3.000%, 03/01/43	4,545,155	4,015,163
3.000%, 06/01/43	1,053,776	930,548
3.000%, 09/01/48	351,248	306,299
3.000%, 09/01/49	1,439,592	1,251,844
3.000%, 11/01/49	433,764	375,984
3.000%, 03/01/50	193,147	167,452
3.000%, 05/01/50	111,853	97,285
3.000%, 02/01/51	234,909	202,410
3.000%, 04/01/52	716,276	616,041
3.500%, 03/01/32	301,734	288,692
3.500%, 06/01/32	841,092	803,393
3.500%, 07/01/32	285,734	273,436
3.500%, 04/01/33	116,838	112,311
3.500%, 02/01/34	1,322,315	1,257,437
3.500%, 04/01/40	56,880	52,362
3.500%, 05/01/40	118,583	109,165
3.500%, 06/01/40	123,816	113,983
3.500%, 07/01/40	16,188	14,902
3.500%, 08/01/40	70,736	65,117
3.500%, 09/01/40	50,469	46,461
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 10/01/40	28,465	$26,166
3.500%, 11/01/40	57,638	52,991
3.500%, 12/01/40	47,684	43,839
3.500%, 04/01/42	255,236	234,788
3.500%, 07/01/42	38,536	35,449
3.500%, 08/01/42	21,620	19,699
3.500%, 09/01/42	102,207	92,871
3.500%, 10/01/42	614,719	561,907
3.500%, 01/01/43	203,450	185,945
3.500%, 02/01/43	100,416	92,243
3.500%, 04/01/43	318,058	290,033
3.500%, 05/01/43	151,676	138,068
3.500%, 11/01/44	170,394	154,633
3.500%, 02/01/45	3,409	3,101
3.500%, 06/01/45	7,315	6,638
3.500%, 11/01/45	1,577,126	1,431,223
3.500%, 01/01/46	136,549	123,681
3.500%, 02/01/46	450,393	408,168
3.500%, 05/01/46	494,007	448,263
3.500%, 06/01/46	81,990	74,302
3.500%, 07/01/46	685,784	620,904
3.500%, 08/01/46	58,941	53,824
3.500%, 09/01/46	327,968	297,649
3.500%, 01/01/47	961,270	871,857
3.500%, 02/01/47	984,225	890,636
3.500%, 07/01/47	212,112	191,735
3.500%, 11/01/47	13,965	12,671
3.500%, 12/01/47	203,123	183,839
3.500%, 02/01/48	62,109	55,958
3.500%, 04/01/48	214,110	193,394
3.500%, 04/01/52	1,200,889	1,070,499
3.500%, 05/01/52	359,074	320,340
4.000%, 06/01/33	333,236	323,641
4.000%, 11/01/41	2,266	2,142
4.000%, 09/01/42	25,196	23,817
4.000%, 10/01/42	13,359	12,568
4.000%, 11/01/42	160,197	151,242
4.000%, 12/01/42	50,942	48,029
4.000%, 01/01/43	10,071	9,439
4.000%, 02/01/43	84,691	79,593
4.000%, 03/01/43	34,585	32,588
4.000%, 04/01/43	10,748	10,161
4.000%, 05/01/43	120,108	112,903
4.000%, 06/01/43	18,345	17,085
4.000%, 07/01/43	137,976	129,633
4.000%, 08/01/43	96,222	90,385
4.000%, 09/01/43	178,420	167,684
4.000%, 10/01/43	184,309	173,078
4.000%, 01/01/44	103,120	96,788
4.000%, 02/01/44	16,063	15,065
4.000%, 04/01/44	11,632	10,911
4.000%, 01/01/45	160,807	150,768
4.000%, 02/01/45	178,651	167,605
4.000%, 12/01/45	184,511	172,974
4.000%, 12/01/47	380,441	354,660
See accompanying notes to financial statements.
BHFTI-536

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	193,612	$180,842
4.000%, 07/01/49	399,110	371,433
4.000%, 07/01/50	2,836,051	2,655,669
4.000%, 05/01/52	383,798	355,144
4.500%, 05/01/39	37,046	36,032
4.500%, 07/01/40	562,264	546,159
4.500%, 09/01/40	284,354	276,565
4.500%, 02/01/41	27,455	26,703
4.500%, 08/01/41	226,704	220,369
4.500%, 09/01/41	35,941	34,956
4.500%, 10/01/41	75,458	73,360
4.500%, 02/01/44	10,932	10,527
4.500%, 06/01/52	1,879,502	1,783,313
4.500%, 07/01/52	1,118,333	1,056,606
4.500%, 08/01/52	634,308	599,371
5.000%, 06/01/41	667,374	660,372
5.000%, 07/01/41	87,563	86,414
5.000%, 12/01/44	971,176	962,718
5.000%, 06/01/52	85,794	83,009
5.000%, 07/01/52	781,263	758,528
5.500%, 08/01/53	294,559	291,465
5.500%, 04/01/54	97,968	97,482
6.000%, 04/01/54	297,154	299,413
6.000%, 1Y RFUCCT + 1.750%, 12/01/40 (a)	201,712	207,386
6.000%, 1Y RFUCCT + 1.750%, 09/01/41 (a)	83,761	86,044
6.130%, 1Y RFUCCT + 1.880%, 09/01/41 (a)	7,961	8,088
6.130%, 1Y RFUCCT + 1.880%, 10/01/41 (a)	87,449	88,444
6.160%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	5,894	5,958
6.255%, 1Y RFUCCT + 1.917%, 10/01/42 (a)	32,979	33,815
6.500%, 02/01/53	1,218,622	1,244,394
6.500%, 02/01/54	387,935	397,489
6.500%, 04/01/54	299,539	306,916
7.213%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	16,815	17,339
7.255%, 1Y RFUCCT + 1.880%, 04/01/41 (a)	1,813	1,813
7.336%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	15,806	16,281
7.562%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	17,448	17,973
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.357%, 10/25/33 (a) (b)	15,000,000	264,555
0.446%, 09/25/32 (a) (b)	8,496,382	200,518
0.475%, 03/25/34 (a) (b)	8,599,839	224,439
0.626%, 10/25/31 (a) (b)	6,091,025	185,335
0.953%, 10/25/35 (a) (b)	16,454,732	1,064,883
0.968%, 11/25/30 (a) (b)	4,942,437	214,965
1.129%, 10/25/30 (a) (b)	5,436,132	272,637
3.750%, 11/25/29	146,939	142,080
3.750%, 11/25/32	1,000,000	946,449
3.990%, 05/25/33 (a)	3,650,000	3,490,928
Federal Home Loan Mortgage Corp. REMICS
1.750%, 06/15/42	64,248	58,262
2.000%, 02/25/51 (b)	4,115,070	532,843
2.000%, 03/25/51 (b)	2,786,914	359,987
2.000%, 03/25/52 (b)	770,183	104,565
2.500%, 04/25/51 (b)	1,555,065	248,942
2.500%, 10/25/51 (b)	1,469,160	221,247
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
2.500%, 12/25/51 (b)	2,600,496	$337,992
3.000%, 11/25/50 (b)	605,694	102,285
3.000%, 07/25/51 (b)	1,310,822	263,767
3.000%, 11/25/51 (b)	710,585	101,978
3.500%, 11/15/31	501,361	480,760
3.500%, 04/25/52 (b)	1,467,711	263,230
4.000%, 01/15/41	4,030,121	3,825,349
4.000%, 02/25/50 (b)	515,466	106,357
4.000%, 11/25/51 (b)	577,987	119,141
4.500%, 02/15/41	7,833	7,617
4.500%, 10/25/49 (b)	481,509	109,639
4.500%, 06/25/50 (b)	1,729,483	403,650
4.500%, 12/25/50 (b)	1,414,587	326,649
4.500%, 11/25/51 (b)	483,224	109,802
5.000%, 10/15/34	110,364	110,272
5.000%, 12/15/37	41,768	41,560
5.000%, 03/15/41	202,863	203,447
5.000%, 04/15/41	721,400	716,303
5.000%, 05/15/41	1,131,426	1,122,093
5.500%, 05/15/34	632,842	642,516
5.500%, 11/15/36	246,613	249,016
5.500%, 06/15/41	1,497,759	1,527,404
5.848%, SOFR30A + 0.514%, 03/15/34 (a)	107,533	106,943
6.348%, SOFR30A + 1.014%, 02/15/33 (a)	58,744	59,356
Federal National Mortgage Association
1.500%, 11/01/41	1,653,641	1,332,730
1.500%, 03/01/42	676,177	544,952
2.000%, 10/01/40	2,768,551	2,338,693
2.000%, 07/01/41	496,626	417,685
2.000%, 11/01/41	2,092,360	1,750,966
2.000%, 02/01/42	1,160,111	969,883
2.000%, 03/01/42	1,173,468	980,561
2.000%, 04/01/42	513,731	427,290
2.000%, 05/01/42	843,277	701,189
2.000%, 08/01/42	974,736	821,032
2.000%, 06/01/50	581,488	459,734
2.000%, 08/01/50	221,222	175,228
2.000%, 10/01/50	210,130	165,629
2.000%, 01/01/51	156,549	124,029
2.000%, 02/01/51	458,827	363,534
2.000%, 03/01/51	77,894	62,042
2.000%, 04/01/51	2,346,981	1,845,848
2.000%, 08/01/51	1,497,367	1,183,239
2.000%, 10/01/51	91,764	73,089
2.000%, 01/01/52	594,623	471,307
2.000%, 02/01/52	937,418	743,674
2.000%, 03/01/52	1,591,067	1,270,427
2.500%, 04/01/42	4,748,130	4,095,260
2.500%, 06/01/50	586,605	485,948
2.500%, 10/01/50	2,891,495	2,385,940
2.500%, 11/01/50	484,361	402,758
2.500%, 01/01/51	440,508	366,529
2.500%, 02/01/51	55,720	46,474
2.500%, 04/01/51	208,169	173,546
2.500%, 05/01/51	447,484	355,850
See accompanying notes to financial statements.
BHFTI-537

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 06/01/51	144,957	$120,810
2.500%, 07/01/51	76,922	64,455
2.500%, 09/01/51	399,798	332,508
2.500%, 10/01/51	237,554	197,196
2.500%, 11/01/51	634,954	530,126
2.500%, 12/01/51	4,479,437	3,715,464
2.500%, 01/01/52	262,987	207,023
2.500%, 02/01/52	838,399	697,236
2.500%, 03/01/52	923,750	765,325
2.500%, 04/01/52	335,883	278,596
2.500%, 05/01/52	394,583	324,483
2.500%, 09/01/61	493,886	396,158
3.000%, 08/01/27	19,272	18,675
3.000%, 10/01/27	28,194	27,287
3.000%, 11/01/27	8,901	8,615
3.000%, 12/01/27	16,455	15,906
3.000%, 01/01/28	16,754	16,175
3.000%, 02/01/28	13,004	12,553
3.000%, 03/01/28	15,478	14,942
3.000%, 04/01/28	13,562	13,085
3.000%, 05/01/28	18,563	17,892
3.000%, 06/01/28	16,729	16,116
3.000%, 07/01/28	17,861	17,215
3.000%, 08/01/28	19,488	18,773
3.000%, 09/01/28	21,553	20,746
3.000%, 01/01/29	15,006	14,304
3.000%, 03/01/29	27,004	25,930
3.000%, 06/01/32	38,236	36,157
3.000%, 10/01/32	4,018	3,792
3.000%, 02/01/33	1,468,710	1,385,769
3.000%, 03/01/33	193,700	182,729
3.000%, 04/01/33	151,531	142,893
3.000%, 05/01/33	72,673	67,938
3.000%, 06/01/33	32,732	30,599
3.000%, 07/01/33	146,322	137,260
3.000%, 08/01/33	638,967	597,330
3.000%, 10/01/33	159,208	149,787
3.000%, 11/01/33	96,834	90,522
3.000%, 12/01/33	51,730	48,358
3.000%, 01/01/34	49,563	46,332
3.000%, 02/01/34	77,989	72,904
3.000%, 03/01/34	203,470	189,451
3.000%, 05/01/34	98,681	91,881
3.000%, 05/01/42	5,804,694	5,133,838
3.000%, 09/01/42	808,802	716,075
3.000%, 10/01/42	515,691	456,428
3.000%, 11/01/42	1,221,923	1,077,643
3.000%, 06/01/43	118,356	104,378
3.000%, 07/01/43	262,796	231,760
3.000%, 10/01/43	252,729	222,889
3.000%, 01/01/45	234,498	206,837
3.000%, 08/01/46	120,622	105,429
3.000%, 09/01/46	358,800	313,649
3.000%, 10/01/46	152,435	133,038
3.000%, 11/01/48	622,077	545,685
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 09/01/49	515,014	$445,080
3.000%, 11/01/49	118,374	102,198
3.000%, 02/01/50	546,273	470,727
3.000%, 03/01/50	488,365	416,342
3.000%, 04/01/50	759,083	657,092
3.000%, 08/01/50	257,507	222,428
3.000%, 11/01/50	370,308	322,564
3.000%, 05/01/51	154,590	133,317
3.000%, 06/01/51	420,077	365,116
3.000%, 09/01/51	512,144	439,233
3.000%, 10/01/51	1,310,415	1,127,556
3.000%, 11/01/51	1,438,155	1,242,457
3.000%, 12/01/51	73,713	63,770
3.000%, 01/01/52	560,576	487,671
3.000%, 03/01/52	81,028	70,731
3.000%, 04/01/52	427,448	366,376
3.000%, 06/01/52	890,742	767,062
3.500%, 07/01/32	853,269	815,595
3.500%, 09/01/32	766,094	728,526
3.500%, 01/01/34	599,643	569,401
3.500%, 11/01/42	1,170,273	1,068,816
3.500%, 11/01/46	176,549	160,925
3.500%, 07/01/47	849,412	769,281
3.500%, 12/01/47	2,161,285	1,954,438
3.500%, 11/01/48	90,840	82,347
3.500%, 06/01/49	249,634	224,716
3.500%, 08/01/50	58,076	52,160
3.500%, 05/01/51	176,460	157,429
3.500%, 07/01/51	1,205,791	1,080,988
3.500%, 12/01/51	161,416	143,748
3.500%, 01/01/52	332,333	297,523
3.500%, 03/01/52	488,231	436,271
3.500%, 04/01/52	1,262,769	1,124,206
3.500%, 05/01/52	1,629,818	1,456,009
3.500%, 10/01/56	1,086,424	959,066
4.000%, 11/01/31	330,289	320,310
4.000%, 08/01/32	280,142	270,533
4.000%, 11/01/40	1,014,678	957,551
4.000%, 04/01/42	117,985	111,345
4.000%, 10/01/42	96,944	91,247
4.000%, 11/01/42	108,428	101,860
4.000%, 06/01/43	53,347	49,970
4.000%, 08/01/43	35,905	33,678
4.000%, 09/01/43	678,400	637,245
4.000%, 10/01/43	111,627	105,205
4.000%, 02/01/44	41,472	38,959
4.000%, 04/01/44	55,195	51,780
4.000%, 12/01/45	441,238	413,111
4.000%, 03/01/46	31,690	29,670
4.000%, 05/01/46	20,915	19,539
4.000%, 09/01/47	8,265	7,811
4.000%, 05/01/48	344,644	321,246
4.000%, 05/01/52	89,321	82,476
4.000%, 06/01/52	687,164	634,586
4.500%, 12/01/40	674,827	655,493
See accompanying notes to financial statements.
BHFTI-538

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.500%, 08/01/41	57,045	$55,411
4.500%, 11/01/41	367,656	356,666
4.500%, 10/01/44	456,866	441,521
4.500%, 02/01/45	184,511	178,213
4.500%, 05/01/48	22,634	21,724
4.500%, 12/01/48	776,381	745,108
4.500%, 04/01/49	19,609	18,740
4.500%, 09/01/49	90,625	86,910
4.500%, 10/01/49	41,842	40,093
4.500%, 01/01/50	181,306	175,850
4.500%, 07/01/52	372,907	355,479
4.500%, 08/01/58	99,029	94,108
5.000%, 04/01/41	6,990	6,880
5.000%, 06/01/41	17,745	17,426
5.000%, 08/01/41	8,472	8,345
5.000%, 08/01/48	41,470	40,862
5.000%, 02/01/53	93,233	90,346
5.500%, 05/01/44	2,477,957	2,487,027
5.500%, 07/01/53	279,780	277,198
5.500%, 06/01/54	99,823	99,379
6.000%, 10/01/34	47,844	49,087
6.000%, 09/01/37	10,811	11,093
6.000%, 10/01/37	125,649	128,922
6.000%, 01/01/38	125,572	128,844
6.000%, 03/01/38	46,977	48,567
6.000%, 07/01/38	21,361	21,918
6.000%, 01/01/40	121,757	124,931
6.000%, 05/01/40	172,693	177,193
6.000%, 07/01/41	654,737	668,923
6.000%, 01/01/42	11,544	11,819
6.000%, 03/01/54	788,344	796,932
6.050%, 1Y RFUCCT + 1.800%, 07/01/41 (a)	3,820	3,894
6.068%, 1Y RFUCCT + 1.818%, 09/01/41 (a)	5,834	5,924
6.080%, 1Y RFUCCT + 1.830%, 10/01/41 (a)	4,929	4,983
6.145%, 1Y RFUCCT + 1.818%, 07/01/41 (a)	7,744	7,990
6.304%, 1Y RFUCCT + 1.818%, 02/01/42 (a)	18,799	19,061
6.500%, 07/01/32	28,486	29,382
6.500%, 12/01/32	8,427	8,695
6.500%, 07/01/35	9,812	10,071
6.500%, 12/01/35	85,410	87,649
6.500%, 08/01/36	145,115	148,535
6.500%, 08/01/39	509,735	519,432
6.500%, 12/01/53	275,344	282,692
6.500%, 03/01/54	489,796	501,985
6.500%, 04/01/54	664,809	680,069
6.715%, 02/01/39	29,289	29,792
7.162%, 1Y RFUCCT + 1.700%, 06/01/42 (a)	12,631	12,908
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	6,070,723	5,723,020
Federal National Mortgage Association REMICS
1.100%, -1x SOFR30A + 6.436%, 06/25/41 (a) (b)	6,518	29
1.750%, 06/25/42	83,252	75,567
1.750%, 01/25/43	70,382	63,956
2.000%, 03/25/50 (b)	804,403	97,875
2.000%, 10/25/50 (b)	1,830,396	223,555
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association REMICS
2.000%, 10/25/52 (b)	3,476,407	$440,222
2.500%, 07/25/50 (b)	751,142	98,699
2.500%, 12/25/50 (b)	763,306	109,664
2.500%, 02/25/51 (b)	706,508	105,420
2.500%, 10/25/51 (b)	1,248,658	211,482
3.000%, 05/25/46	1,435,662	1,342,585
3.000%, 08/25/50 (b)	646,614	100,812
3.000%, 10/25/51 (b)	1,074,143	184,936
3.500%, 09/25/50 (b)	608,385	101,015
3.500%, 03/25/51 (b)	516,152	112,077
4.000%, 11/25/49 (b)	1,461,906	258,753
4.000%, 06/25/50 (b)	1,173,721	238,744
4.000%, 07/25/50 (b)	497,947	96,335
4.250%, 03/25/42	839,352	784,571
4.500%, 12/25/40	54,846	51,225
4.750%, 01/25/41	195,910	186,759
5.000%, 12/25/34	90,151	89,968
5.000%, 03/25/35	72,813	72,664
5.000%, 08/25/39	123,181	122,941
5.000%, 02/25/41	86,408	81,637
5.500%, 06/25/35	1,592	1,584
5.500%, 08/25/35	377,036	382,256
6.000%, 06/25/45 (b)	193,624	26,892
6.370%, SOFR30A + 1.034%, 03/25/36 (a)	128,130	129,659
6.380%, SOFR30A + 1.044%, 06/25/36 (a)	184,685	186,822
Government National Mortgage Association
2.000%, 10/20/50	2,151,851	1,742,652
2.000%, 12/20/50	1,785,137	1,446,389
2.000%, 01/20/51	537,445	435,335
2.000%, 02/20/51	6,384,865	5,124,127
2.000%, 04/20/51	686,314	538,307
2.000%, 11/20/51	163,817	132,593
2.500%, 12/20/50	213,009	176,962
2.500%, 02/20/51	475,115	400,242
2.500%, 03/20/51	633,744	533,610
2.500%, 04/20/51	1,602,539	1,347,019
2.500%, 07/20/51	375,365	315,510
2.500%, 08/20/51	841,749	707,718
3.000%, 05/15/42	178,428	159,319
3.000%, 12/20/42	462,662	406,390
3.000%, 03/20/43	438,340	382,075
3.000%, 04/15/43	58,955	52,639
3.000%, 05/15/43	42,272	37,691
3.000%, 01/15/45	23,542	20,701
3.000%, 02/15/45	32,414	28,460
3.000%, 03/15/45	176,594	155,128
3.000%, 05/15/45	12,225	10,734
3.000%, 06/15/45	17,140	15,201
3.000%, 07/15/45	92,711	81,400
3.000%, 01/20/48	566,135	499,702
3.000%, 09/20/51	3,633,395	3,168,046
3.000%, 04/20/52	75,513	64,312
3.500%, 11/15/41	111,093	102,460
3.500%, 02/15/42	86,356	79,543
3.500%, 03/15/42	113,631	104,808
See accompanying notes to financial statements.
BHFTI-539

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.500%, 05/15/42	253,444	$233,554
3.500%, 06/15/42	167,522	153,993
3.500%, 12/20/42	139,795	128,231
3.500%, 05/20/46	668,197	606,551
3.500%, 06/20/46	1,753,892	1,593,306
3.500%, 11/20/47	110,499	100,277
3.500%, 02/20/48	347,895	313,258
3.500%, 10/20/48	381,212	346,262
3.500%, 05/15/50	153,109	140,206
3.500%, 02/20/52	167,944	150,787
3.500%, 04/20/52	173,857	156,095
3.500%, 06/20/52	87,454	77,435
4.000%, 09/20/39	42,911	40,770
4.000%, 09/15/40	589,608	554,433
4.000%, 10/15/40	35,694	33,794
4.000%, 10/20/40	5,981	5,682
4.000%, 11/20/40	416,109	395,339
4.000%, 03/15/41	341,832	323,188
4.000%, 06/15/41	12,842	12,142
4.000%, 09/15/41	64,888	61,348
4.000%, 10/15/41	263,821	248,810
4.000%, 10/20/41	541,546	514,520
4.000%, 11/15/41	86,934	82,191
4.000%, 11/20/41	209,078	198,644
4.000%, 12/15/41	243,118	229,567
4.000%, 01/15/42	8,905	8,419
4.000%, 02/15/42	12,283	11,553
4.000%, 03/15/42	81,701	77,122
4.000%, 04/20/42	272,086	258,509
4.000%, 06/20/42	20,644	19,614
4.000%, 11/15/42	8,104	7,662
4.000%, 01/15/43	35,176	32,907
4.000%, 10/20/44	475,730	451,242
4.000%, 11/20/44	478,369	451,988
4.000%, 12/20/44	27,601	26,163
4.000%, 08/20/46	82,113	77,051
4.000%, 08/20/48	78,282	73,195
4.000%, 03/15/50	31,431	29,265
4.000%, 03/20/50	29,217	27,627
4.000%, 04/20/50	230,466	213,847
4.500%, 08/15/39	515,860	502,575
4.500%, 02/20/40	46,460	45,350
4.500%, 06/15/40	150,554	146,632
4.500%, 07/15/40	33,323	32,362
4.500%, 09/20/40	4,976	4,851
4.500%, 03/15/41	200,873	195,295
4.500%, 04/15/41	16,770	16,278
4.500%, 08/20/48	407,632	392,196
4.500%, 09/20/48	278,796	268,555
4.500%, 10/20/48	393,937	379,446
4.500%, 01/20/49	60,499	58,264
4.500%, 03/20/50	82,409	79,345
5.000%, 03/15/39	20,665	20,713
5.000%, 07/15/39	41,873	41,986
5.000%, 08/15/39	32,674	32,522
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
5.000%, 09/15/39	25,432	$25,281
5.000%, 04/15/40	13,623	13,542
5.000%, 08/15/40	64,822	64,327
5.000%, 04/15/41	36,848	36,485
5.000%, 09/15/41	27,578	27,568
5.000%, 08/20/52	2,285,911	2,229,773
5.000%, 11/20/52	90,506	88,260
5.000%, 12/20/52	90,604	88,344
5.000%, 02/20/53	184,339	179,638
5.470%, 08/20/59 (a)	336	321
5.500%, 10/15/39	6,240	6,353
5.500%, 03/20/53	2,716,567	2,696,414
5.500%, 04/20/53	183,434	182,073
6.000%, 06/15/36	291,737	300,983
Government National Mortgage Association REMICS
0.542%, 03/16/59 (a) (b)	7,066,625	244,254
0.647%, -1x 1M TSFR + 5.986%, 07/20/41 (a) (b)	58,355	5,143
0.832%, 02/16/63 (a) (b)	3,279,249	205,270
0.883%, 06/16/62 (a) (b)	3,700,838	229,160
0.964%, 10/16/61 (a) (b)	2,806,016	200,532
0.967%, 06/16/61 (a) (b)	3,264,802	226,927
0.989%, 05/16/62 (a) (b)	7,257,740	494,810
1.000%, 07/16/60	177,425	126,274
1.010%, 09/16/62 (a) (b)	3,709,861	279,035
1.112%, 06/16/61 (a) (b)	2,889,271	231,071
1.144%, 06/16/61 (a) (b)	2,600,265	206,223
1.271%, 09/16/60 (a) (b)	2,793,258	240,709
1.326%, 06/16/63 (a) (b)	2,637,455	243,675
1.432%, 06/16/61 (a) (b)	2,034,436	197,097
2.500%, 11/20/46	89,154	78,714
2.750%, 02/20/64	150,309	147,877
3.000%, 09/20/50 (b)	761,094	106,254
3.000%, 07/20/51 (b)	795,173	116,736
3.250%, 08/20/68	1,588,939	1,521,405
4.000%, 12/20/40	1,130,976	1,070,818
4.000%, 08/20/47 (b)	1,380,940	253,195
4.500%, 05/16/40	12,948	12,793
4.500%, 05/20/40 (b)	1,553	1
4.500%, 12/20/40	1,149,196	1,107,725
4.500%, 09/20/47 (b)	1,110,760	204,052
4.500%, 10/20/47 (b)	1,342,753	263,042
5.000%, 12/20/39	2,488,860	2,473,028
5.000%, 03/20/40	1,180,743	1,171,336
5.000%, 05/20/45 (b)	1,153,617	246,575
5.011%, 09/20/60 (a)	6,828	6,752
5.500%, 04/20/34	226,812	227,649
5.530%, 1Y H15 + 0.350%, 08/20/66 (a)	545,616	542,834
5.680%, 1Y H15 + 0.500%, 05/20/66 (a)	376,866	375,398
5.703%, 1M TSFR + 0.364%, 10/20/47 (a)	456,490	443,891
5.737%, 1M TSFR + 0.414%, 08/20/60 (a)	42,787	42,637
5.737%, 1M TSFR + 0.414%, 09/20/60 (a)	55,227	55,000
5.753%, 1M TSFR + 0.414%, 05/20/48 (a)	409,243	397,390
5.753%, 1M TSFR + 0.414%, 06/20/48 (a)	536,083	520,538
5.772%, 1M TSFR + 0.444%, 07/20/60 (a)	81,291	81,051
5.927%, 1M TSFR + 0.604%, 02/20/61 (a)	20,064	20,034
See accompanying notes to financial statements.
BHFTI-540

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
5.933%, 1M TSFR + 0.594%, 01/20/38 (a)	14,487	$14,446
5.937%, 1M TSFR + 0.614%, 12/20/60 (a)	69,209	69,126
5.937%, 1M TSFR + 0.614%, 02/20/61 (a)	5,490	5,482
5.937%, 1M TSFR + 0.614%, 04/20/61 (a)	30,889	30,855
5.937%, 1M TSFR + 0.614%, 05/20/61 (a)	55,524	55,455
5.953%, 1M TSFR + 0.614%, 07/20/37 (a)	56,801	56,786
5.967%, 1M TSFR + 0.644%, 06/20/61 (a)	35,463	35,437
5.973%, 1M TSFR + 0.644%, 12/16/39 (a)	51,936	51,741
6.037%, 1M TSFR + 0.714%, 10/20/61 (a)	162,560	162,569
6.043%, 1M TSFR + 0.714%, 11/16/39 (a)	89,064	88,997
6.067%, 1M TSFR + 0.744%, 01/20/62 (a)	144,670	144,738
6.067%, 1M TSFR + 0.744%, 03/20/62 (a)	145,665	145,623
6.087%, 1M TSFR + 0.764%, 05/20/61 (a)	6,699	6,657
6.137%, 1M TSFR + 0.814%, 11/20/61 (a)	131,744	131,926
6.137%, 1M TSFR + 0.814%, 01/20/62 (a)	146,226	146,433
Government National Mortgage Association, TBA
2.000%, TBA (c)	200,000	161,828
3.000%, TBA (c)	1,700,000	1,480,992
3.500%, TBA (c)	300,000	269,344
4.500%, TBA (c)	1,100,000	1,045,682
5.000%, TBA (c)	800,000	778,925
5.500%, TBA (c)	1,900,000	1,884,989
6.000%, TBA (c)	2,600,000	2,610,798
6.500%, TBA (c)	1,700,000	1,724,223
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	3,400,000	2,658,641
2.500%, TBA (c)	4,900,000	4,000,582
3.000%, TBA (c)	2,600,000	2,211,422
5.000%, TBA (c)	2,900,000	2,802,578
5.500%, TBA (c)	3,600,000	3,550,359
6.000%, TBA (c)	7,100,000	7,119,691
6.500%, TBA (c)	2,700,000	2,747,883
		257,943,917
Federal Agencies — 40.4%
Federal Farm Credit Banks Funding Corp.
1.300%, 05/13/30	15,000,000	12,549,944
1.600%, 07/15/30	10,000,000	8,407,530
1.980%, 07/13/38	19,515,000	13,832,910
3.700%, 03/24/42	10,000,000	8,104,808
4.375%, 03/03/33	8,400,000	8,230,281
5.125%, 05/09/25	5,000,000	4,995,901
5.480%, 06/27/42	2,000,000	1,970,639
Federal Home Loan Banks
2.250%, 03/04/36	5,000,000	3,844,189
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	5,596,472
Zero Coupon, 12/15/36	45,000,000	24,917,592
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32 (d)	17,100,000	11,738,684
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	7,443,535
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30 (d)	35,000,000	26,868,099
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	$5,957,862
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30 (d)	35,623,000	27,546,083
Zero Coupon, 04/15/30 (d)	35,000,000	26,745,357
Tennessee Valley Authority
2.875%, 09/15/24	4,050,000	4,028,265
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 07/15/29	8,669,000	6,839,075
Zero Coupon, 01/15/34	12,669,000	7,913,771
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	5,000,000	4,878,384
U.S. International Development Finance Corp.
1.110%, 05/15/29	4,285,714	3,891,313
		226,300,694
U.S. Treasury — 9.7%
U.S. Treasury Bonds
2.875%, 05/15/52	32,000,000	23,453,750
3.625%, 02/15/44	11,000,000	9,527,891
4.750%, 11/15/53	5,210,000	5,385,837
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (e)	5,487,390	3,348,593
U.S. Treasury Notes
4.375%, 10/31/24 (f)	12,500,000	12,457,031
		54,173,102
Total U.S. Treasury & Government Agencies (Cost $604,702,921)		538,417,713

Foreign Government—8.2%
Sovereign — 8.2%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,705,803
Colombia Government International Bonds
3.125%, 04/15/31	5,090,000	4,006,080
Hashemite Kingdom of Jordan Government AID Bonds
3.000%, 06/30/25	10,389,000	10,094,643
Indonesia Government International Bonds
4.750%, 02/11/29	4,410,000	4,349,363
Israel Government AID Bonds
5.500%, 09/18/33	9,000,000	9,553,129
Israel Government International Bonds
5.500%, 03/12/34	3,000,000	2,846,970
Mexico Government International Bonds
4.500%, 04/22/29	4,650,000	4,451,769
Peru Government International Bonds
4.125%, 08/25/27 (f)	2,620,000	2,526,750
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	2,740,000	2,654,326
Republic of Poland Government International Bonds
3.250%, 04/06/26	2,820,000	2,735,400
Total Foreign Government (Cost $49,513,432)		45,924,233

See accompanying notes to financial statements.
BHFTI-541

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—0.6%
Security Description	Principal Amount*/ Shares	Value

Collateralized Mortgage Obligations — 0.6%
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (a)	1,000,000	$1,007,382
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (a)	1,300,000	1,307,566
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,106,009	1,033,647
Total Mortgage-Backed Securities (Cost $3,416,416)		3,348,595

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $5,580,714; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $5,690,355	5,578,739	5,578,739
Total Short-Term Investments (Cost $5,578,739)		5,578,739

Securities Lending Reinvestments (g)—0.2%
Repurchase Agreements—0.1%
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $37,664; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $38,401	37,647	37,648
ING Financial Markets LLC
Repurchase Agreement dated 06/28/24 at 5.320%, due on 07/01/24 with a maturity value of $292,800; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 08/08/24 - 08/15/53, and an aggregate market value of $298,523	292,670	292,670
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $100,046; collateralized by various Common Stock with an aggregate market value of $111,550	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $200,090; collateralized by various Common Stock with an aggregate market value of $220,099	200,000	200,000
		630,318

Mutual Funds—0.1%
Allspring Government Money Market Fund, Select Class, 5.250% (h)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (h)	100,000	100,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (h)	100,000	$100,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (h)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (h)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (h)	100,000	100,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (h)	100,000	100,000
		700,000
Total Securities Lending Reinvestments (Cost $1,330,318)		1,330,318
Total Investments—106.1% (Cost $664,541,826)		594,599,598
Other assets and liabilities (net)—(6.1)%		(34,390,172)
Net Assets—100.0%		$560,209,426

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	Principal only security.
(e)	Principal amount of security is adjusted for inflation.
(f)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $9,920,963 and the collateral received consisted of cash in the amount of $1,330,318 and non-cash collateral with a value of $8,875,947. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$7,675,077, which is 1.4% of net assets.

See accompanying notes to financial statements.
BHFTI-542

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	$(3,200,000)	$(3,024,977)	$(3,016,625)
Securities in the amount of $259,181 have been received at the custodian bank as collateral for TBA securities.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$451,393,773	$5,295,725	$455 ,317,288	$—
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$339,429,883	$307,403,698
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Foreign Government	$(1,330,318)	$—	$—	$—	$(1,330,318)
Gross amount of recognized liabilities for securities lending transactions					$(1,330,318)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	09/19/24	429	USD	50,756,062	$542,955

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/19/24	(409)	USD	(44,983,609)	(326,909)
U.S. Treasury Note 5 Year Futures	09/30/24	(99)	USD	(10,551,234)	(59,726)
Net Unrealized Appreciation					$156,320
See accompanying notes to financial statements.
BHFTI-543

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$542,955	Unrealized depreciation on futures contracts (a)	$386,635

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$743,545

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$454,857
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$40,279,125
Futures contracts short	(47,810,237)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$538,417,713	$—	$538,417,713
Total Foreign Government*	—	45,924,233	—	45,924,233
Total Mortgage-Backed Securities*	—	3,348,595	—	3,348,595
Total Short-Term Investments*	—	5,578,739	—	5,578,739
Securities Lending Reinvestments
Repurchase Agreements	—	630,318	—	630,318
Mutual Funds	700,000	—	—	700,000
Total Securities Lending Reinvestments	700,000	630,318	—	1,330,318
Total Investments	$700,000	$593,899,598	$—	$594,599,598
Collateral for Securities Loaned (Liability)	$—	$(1,330,318)	$—	$(1,330,318)
TBA Forward Sales Commitments (Liability)	$—	$(3,016,625)	$—	$(3,016,625)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$542,955	$—	$—	$542,955
Futures Contracts (Unrealized Depreciation)	(386,635)	—	—	(386,635)
Total Futures Contracts	$156,320	$—	$—	$156,320

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-544

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$659,827,674
Gross unrealized appreciation	1,140,117
Gross unrealized (depreciation)	(70,921,707)
Net unrealized appreciation (depreciation)	$(69,781,590)
See accompanying notes to financial statements.
BHFTI-545

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$594,599,598
Cash	3,164
Cash collateral for futures contracts	1,018,720
Receivable for:
TBA securities sold (c)	7,275,391
Fund shares sold	12
Interest	2,550,140
Prepaid expenses	4,271
Total Assets	605,451,296
Liabilities
TBA Forward sale commitments, at value	3,016,625
Collateral for securities loaned	1,330,318
Payable for:
Investments purchased	277,515
TBA securities purchased (c)	39,339,959
Fund shares redeemed	325,458
Variation margin on futures contracts	309,484
Accrued Expenses:
Management fees	187,940
Distribution and service fees	115,664
Deferred trustees’ fees	184,269
Other expenses	154,638
Total Liabilities	45,241,870
Net Assets	$560,209,426
Net Assets Consist of:
Paid in surplus	$727,475,613
Distributable earnings (Accumulated losses)	(167,266,187)
Net Assets	$560,209,426
Net Assets
Class B	$560,209,426
Capital Shares Outstanding*
Class B	63,620,336
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.81

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $664,541,826.
(b)	Includes securities loaned at value of $9,920,963.
(c)	Included within TBA securities sold is $4,444,352 related to TBA forward sale commitments and included within TBA securities purchased is $1,414,277 related to TBA forward sale commitments.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Interest	$9,919,338
Securities lending income	4,059
Total investment income	9,923,397
Expenses
Management fees	1,279,698
Administration fees	22,569
Custodian and accounting fees	67,231
Distribution and service fees—Class B	712,790
Audit and tax services	37,288
Legal	22,515
Trustees’ fees and expenses	35,664
Shareholder reporting	16,729
Insurance	2,882
Miscellaneous	9,871
Total expenses	2,207,237
Less management fee waiver	(121,572)
Net expenses	2,085,665
Net Investment Income	7,837,732
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(23,184,430)
Futures contracts	743,545
Net realized gain (loss)	(22,440,885)
Net change in unrealized appreciation (depreciation) on:
Investments	8,981,376
Futures contracts	454,857
Net change in unrealized appreciation (depreciation)	9,436,233
Net realized and unrealized gain (loss)	(13,004,652)
Net Increase (Decrease) in Net Assets From Operations	$(5,166,920)
See accompanying notes to financial statements.
BHFTI-546

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,837,732	$14,305,001
Net realized gain (loss)	(22,440,885)	(16,907,794)
Net change in unrealized appreciation (depreciation)	9,436,233	28,360,321
Increase (decrease) in net assets from operations	(5,166,920)	25,757,528
From Distributions to Shareholders
Class B	(17,286,324)	(16,529,526)
Total distributions	(17,286,324)	(16,529,526)
Increase (decrease) in net assets from capital share transactions	(16,828,848)	(58,653,616)
Total increase (decrease) in net assets	(39,282,092)	(49,425,614)
Net Assets
Beginning of period	599,491,518	648,917,132
End of period	$560,209,426	$599,491,518

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class B
Sales	1,356,291	$12,189,504	3,407,925	$30,813,337
Reinvestments	1,959,901	17,286,324	1,851,011	16,529,526
Redemptions	(5,158,067)	(46,304,676)	(11,850,883)	(105,996,479)
Net increase (decrease)	(1,841,875)	$(16,828,848)	(6,591,947)	$(58,653,616)
Increase (decrease) derived from capital shares transactions		$(16,828,848)		$(58,653,616)
See accompanying notes to financial statements.
BHFTI-547

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.16	$9.01	$10.81	$11.27	$10.72	$10.26
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.21	0.16	0.10	0.13	0.20
Net realized and unrealized gain (loss)	(0.19)	0.18	(1.74)	(0.32)	0.69	0.55
Total income (loss) from investment operations	(0.07)	0.39	(1.58)	(0.22)	0.82	0.75
Less Distributions
Distributions from net investment income	(0.28)	(0.24)	(0.22)	(0.24)	(0.27)	(0.29)
Total distributions	(0.28)	(0.24)	(0.22)	(0.24)	(0.27)	(0.29)
Net Asset Value, End of Period	$8.81	$9.16	$9.01	$10.81	$11.27	$10.72
Total Return (%) (b)	(0.79) (c)	4.39	(14.68)	(1.97)	7.68	7.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (d)	0.76	0.74	0.73	0.72	0.73
Net ratio of expenses to average net assets (%) (e)	0.73 (d)	0.72	0.70	0.69	0.69	0.70
Ratio of net investment income (loss) to average net assets (%)	2.75 (d)	2.30	1.61	0.90	1.13	1.92
Portfolio turnover rate (%)	79 (c)(f)	23 (f)	64 (f)	35 (f)	75 (f)	196 (f)
Net assets, end of period (in millions)	$560.2	$599.5	$648.9	$860.9	$1,013.3	$930.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 21% for the six months ended June 30, 2024 and 20%, 36%, 30%, 57%, and
114% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.
BHFTI-548

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.
Organization
Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act  of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (each a “Portfolio,” and collectively the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain Portfolios, as indicated in the table below (see also Note 6). Shares of the Portfolios are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser.
Shares of each class of a Portfolio represent an equal pro rata interest in a Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of a Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the net assets of each class relative to the net assets of a Portfolio. Each class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding class of shares.
The table below summarizes each Portfolio’s share classes registered and offered, diversification status, and subadviser, if applicable, as of June 30, 2024.
Portfolio	Classes Registered	Classes Offered	Diversified	Subadviser
AB Global Dynamic Allocation Portfolio	A, B, C, E	B	Yes	AllianceBernstein L.P.
AB International Bond Portfolio*	A, B, C, E	A, B	Yes	AllianceBernstein L.P.
Allspring Mid Cap Value Portfolio	A, B, C, E	A, B	Yes	Allspring Global Investments, LLC
American Funds Balanced Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
American Funds Growth Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
American Funds Growth Portfolio	A, B, C, E	C	Yes	N/A
American Funds Moderate Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
BlackRock Global Tactical Strategies Portfolio	A, B, C, E	B	Yes	BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio	A, B, C, E	A, B	Yes	BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	A, B, C, E	A, B	Yes	N/A
Brighthouse Balanced Plus Portfolio	A, B, C, E	B	Yes	Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio	A, B, C, E	A, B	Yes	Delaware Investments Fund Advisers and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio	A, B, C, E	A, B	Yes	abrdn Asset Managers Limited
Brighthouse/Artisan International Portfolio	A, B, C, E	A, B	Yes	Artisan Partners Limited Partnership
Brighthouse/Eaton Vance Floating Rate Portfolio	A, B, C, E	A, B	Yes	Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio	A, B	A, B	Yes	Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio	A, B, C, E	A, B	No	Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	A, B, C, E	A, B, E	Yes	Wellington Management Company LLP
CBRE Global Real Estate Portfolio	A, B, C, E	A, B, E	Yes	CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio	A, B, C, E	A, B, E	Yes	Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio*	B	B	Yes	Invesco Advisers, Inc.
Invesco Comstock Portfolio	A, B, C, E	A, B	Yes	Invesco Advisers, Inc.
Invesco Global Equity Portfolio	A, B, C, E	A, B, E	Yes	Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	A, B, C, E	A, B, E	Yes	Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio	A, B, C, E	A, B	Yes	J.P. Morgan Investment Management, Inc.
JPMorgan Global Active Allocation Portfolio	A, B, C, E	B	Yes	J.P. Morgan Investment Management, Inc.
JPMorgan Small Cap Value Portfolio	A, B, C, E	A, B	Yes	J.P. Morgan Investment Management, Inc.
Loomis Sayles Global Allocation Portfolio	A, B, C, E	A, B	Yes	Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	A, B, C, E	A, B, E	Yes	Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio	A, B, C, E	B	Yes	MetLife Investment Management, LLC
MFS® Research International Portfolio	A, B, C, E	A, B, E	Yes	Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	A, B, C, E	A, B, E	Yes	Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio	B	B	No	PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	A, B, C, E	A, B, E	Yes	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	A, B, C, E	A, B, E	Yes	Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio	B	B	Yes	Schroder Investment Management North America Inc.
SSGA Emerging Markets Enhanced Index Portfolio	A, B, C, E	A, B	No	SSGA Funds Management, Inc.
SSGA Growth and Income ETF Portfolio	A, B, C, E	A, B, E	Yes	SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	A, B, C, E	A, B, E	Yes	SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio	A, B, C, E	A, B, E	Yes	T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio	A, B, C, E	A, B, E	Yes	T. Rowe Price Associates, Inc.
TCW Core Fixed Income Portfolio	A, B, C, E	A, B	Yes	TCW Investment Management Company LLC
Victory Sycamore Mid Cap Value Portfolio	A, B, C, E	A, B, E	Yes	Victory Capital Management Inc.
BHFTI-549

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
Portfolio	Classes Registered	Classes Offered	Diversified	Subadviser
Western Asset Management Government Income Portfolio	A, B, C, E	B	Yes	Western Asset Management Company

*
The table above is a list of all Portfolios in the Trust as of the end of the period, including the AB International Bond Portfolio and Invesco Balanced-Risk Allocation Portfolio, which are audited as of and for the period ended June 30, 2024. All of the other Portfolios' information is unaudited as of and for the period ended June 30, 2024.

The American Funds Balanced Allocation, American Funds Growth Allocation, and American Funds Moderate Allocation Portfolios are designed on established principles of asset allocation to achieve a specific risk profile. The Portfolios will invest substantially all of their assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying American Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company, an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.
The American Funds Growth Portfolio (the “Growth Portfolio”), a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds Growth Fund (the “Master Fund”), a fund of the AFIS. The financial statements of the Master Fund should be read in conjunction with the Growth Portfolio's financial statements. As of June 30, 2024, the Growth Portfolio owned approximately 4.4% of the Master Fund.
The BlackRock Global Tactical Strategies Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchange-traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.
The Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation Portfolio”) operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying BIA Portfolio,” and, collectively, the “Underlying BIA Portfolios”).
The Brighthouse Balanced Plus Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Underlying BIA Portfolios and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures. The Adviser is responsible for managing the Base Portion of the Portfolio and has entered into a subadvisory agreement with Pacific Investment Management Company LLC for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.
The MetLife Multi-Index Targeted Risk Portfolio invests approximately 75% of its assets (the “Base Portion”) in other Underlying BIA Portfolios of the Brighthouse Funds Trust II and approximately 25% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures and interest rate swaps. The Adviser is responsible for managing the Base Portion of the Portfolio and has entered into a subadvisory agreement with MetLife Investment Management, LLC (“MIM”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.
The SSGA Growth and Income ETF and SSGA Growth ETF Portfolios were designed on established principles of asset allocation. The Portfolios will primarily invest their assets in Underlying ETFs, including, but not limited to, Standard and Poor’s Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., Schwab International Small-Cap Equity ETF, and Vanguard ETFs of the Vanguard® Index Funds.
2.
Consolidation of Subsidiaries
The AB Global Dynamic Allocation, BlackRock Global Tactical Strategies, Invesco Balanced-Risk Allocation, JPMorgan Global Active Allocation, PanAgora Global Diversified Risk, and Schroders Global Multi-Asset Portfolios may each invest a certain percentage of its assets in a wholly-owned and controlled subsidiary of such Portfolio that is organized under the laws of the Cayman Islands as an exempted company (each, a “Subsidiary,” and together, the “Subsidiaries”).
Portfolio	Subsidiary	Max Investment as a % of Total Net Assets	Amount Held at June 30, 2024	% of the Portfolio's Total Assets
AB Global Dynamic Allocation Portfolio	AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.	10.0	$25,099,965	0.9
BlackRock Global Tactical Strategies Portfolio	BlackRock Global Tactical Strategies Portfolio, Ltd.	6.0	183,327,700	4.0
Invesco Balanced-Risk Allocation Portfolio	Invesco Balanced-Risk Allocation Portfolio, Ltd.	25.0	256,585,274	23.2
JPMorgan Global Active Allocation Portfolio	JPMorgan Global Active Allocation Portfolio, Ltd.	10.0	27,577	less than 0.1
PanAgora Global Diversified Risk Portfolio	PanAgora Global Diversified Risk Portfolio, Ltd. II	25.0	340,761,210	18.2
Schroders Global Multi-Asset Portfolio	Schroders Global Multi-Asset Portfolio, Ltd.	10.0	153,075	less than 0.1
Each Portfolio invests in its respective Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiaries) of the Portfolios and included in each Portfolio’s annual
BHFTI-550

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.
Each Subsidiary invests primarily in commodity futures and/or swaps on commodity futures but may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolios, a Subsidiary may invest without limitation in commodity-linked derivatives. Each Portfolio and its respective Subsidiary will be subject to the applicable Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.
By investing in a Subsidiary, a Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Each Portfolio, however, wholly owns and controls its respective Subsidiary, and each Portfolio and its Subsidiary are both managed by the Portfolio’s subadviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of a Portfolio and/or its Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, the corresponding Portfolio’s shareholders would likely suffer decreased investment returns.
Each Portfolio’s Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights include the accounts of its respective Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for each Portfolio. The Subsidiaries each have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
3.
Significant Accounting Policies
The preparation of a Portfolio’s financial statements or consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements or consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements or consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2024, through the date the financial statements or consolidated financial statements were issued.
The Portfolios are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements or consolidated financial statements.
Investment Valuation and Fair Value Measurements - Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
BHFTI-551

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
Debt securities, including corporate, convertible, and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds (including Underlying ETFs), rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Master Fund, Underlying American Portfolios, and Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”) and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that
BHFTI-552

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.
Investment Transactions and Related Investment Income - Each Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Capital gains distributions received from the Underlying American Portfolios and Underlying BIA Portfolios are recorded as net realized gain in the applicable Portfolio’s Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with each Portfolio’s understanding of the applicable countries’ tax rules and rates.
In consideration of recent decisions rendered by European courts, certain Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2024, the following Portfolios received EU tax reclaim payments that were not previously accrued for due to uncertainty of collectability.
Portfolio	Tax Reclaim Payments
AB Global Dynamic Allocation Portfolio	$97,495
CBRE Global Real Estate Portfolio	13,845
JPMorgan Global Active Allocation Portfolio	35,425
Schroders Global Multi-Asset Portfolio	49,580
Such amounts are included in dividends on the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations. No other amounts for additional EU tax reclaims are reflected in the financial statements or consolidated financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by a Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.
Dividends and Distributions to Shareholders - The Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent
BHFTI-553

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.
Below is a list of Portfolios with permanent book and tax basis differences as of December 31, 2023 and the primary reason(s) for the adjustment.
AB Global Dynamic Allocation Portfolio:  Controlled foreign corporation adjustments
BlackRock Global Tactical Strategies Portfolio:  Controlled foreign corporation adjustments
BlackRock High Yield Portfolio:  Adjustments to prior period accumulated balances
Brighthouse/Templeton International Bond Portfolio:  Net operating losses
Invesco Balanced-Risk Allocation Portfolio:  Controlled foreign corporation adjustments
Invesco Small Cap Growth Portfolio:  Net operating losses and adjustments to prior period accumulated balances
JPMorgan Global Active Allocation Portfolio:  Controlled foreign corporation adjustments
Loomis Sayles Growth Portfolio:  Net operating losses
Morgan Stanley Discovery Portfolio:  Net operating losses
PanAgora Global Diversified Risk Portfolio:  Controlled foreign corporation and prior period accumulated balances adjustments
PIMCO Inflation Protected Bond Portfolio:  Net operating losses
Income Taxes - It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. Each Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2024, no Portfolios had uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian will have a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2024, the following Portfolio had a payment due to the Custodian pursuant to the foregoing arrangement.
Portfolio	Due to Custodian
Brighthouse/abrdn Emerging Markets Equity Portfolio	$351,385
JPMorgan Core Bond Portfolio	2,632,841
Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated fair value and such inputs would be considered Level 2 in the fair value hierarchy at June 30, 2024. None of the Portfolios had significant average overdraft advances during the six months ended June 30, 2024.
Each significant accounting policy described below does not necessarily apply to each Portfolio, unless otherwise noted. For more information on the investment practices in which a particular Portfolio may engage, please refer to the Portfolio’s prospectus.
High-Yield Debt Securities - Certain Portfolios may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A Portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a Portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.
Floating Rate Loans - Certain Portfolios may invest in loans arranged through private negotiation between one or more financial institutions. A Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.
A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participation in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.
BHFTI-554

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
A Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Unfunded Loan Commitments - Certain Portfolios may enter into certain credit agreements, all or a portion of which may be unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments. As of June 30, 2024, the BlackRock High Yield and Brighthouse/Eaton Vance Floating Rate Portfolios had open unfunded loan commitments. At June 30, 2024, these Portfolios had sufficient cash and/or securities to cover these commitments.
Inflation-Indexed Bonds - Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Stripped Securities - Certain Portfolios may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Portfolio may not fully recoup the initial investment in IOs.
Collateralized Obligations - Certain Portfolios may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
Mortgage-Related and Other Asset-Backed Securities - Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In one type of SMBS, one class receives all the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO,
BHFTI-555

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on a Portfolio’s Statement of Operations or Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by a Portfolio are included in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Certain Portfolios may invest a significant portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.
Mortgage Dollar Rolls - Certain Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, a Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.
Mortgage dollar roll transactions involve the risk that the market value of the securities that a Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.
TBA Purchase and Forward Sale Commitments - Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of a Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.
When-Issued and Delayed-Delivery Securities - Certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Short Sales - Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, a Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.
Certain Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. In addition, when a Portfolio engages in short sales, a lender may request, or market conditions may dictate that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. No more than one third of a Portfolio’s net assets will be deposited as collateral for the obligation to replace securities borrowed to effect short sales.
Repurchase Agreements - Certain Portfolios may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which a Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolios’ policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the
BHFTI-556

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it under the agreement.
Reverse Repurchase Agreements - Certain Portfolios may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, a Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it under the agreement. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
For the six months ended June 30, 2024, the Brighthouse Balanced Plus Portfolio had an outstanding reverse repurchase agreement balance for 166 days. The average amount of borrowings was $57,406,376 and the annualized weighted average interest rate was 5.321% during the 166 day period.
For the six months ended June 30, 2024, the PIMCO Total Return Portfolio had an outstanding reverse repurchase agreement balance for 182 days. The average amount of borrowings was $67,826,002 and the annualized weighted average interest rate was 5.387% during the 182 day period.
Details on a Portfolio’s open reverse repurchase agreements, if any, are disclosed following the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Secured Borrowing Transactions - Certain Portfolios may enter into transactions consisting of a transfer of a security by a Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. These secured borrowing transactions may include a variety of investment strategies, such as repurchase agreements, reverse repurchase agreements, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, short sales, buy backs or dollar rolls, that are considered secured borrowings for accounting purposes.
For the six months ended June 30, 2024, the Brighthouse Balanced Plus Portfolio had an outstanding secured borrowing transaction balance for 178 days. The average amount of borrowings was $30,894,644 and the annualized weighted average interest rate was 5.481% during the 178 day period.  At June 30, 2024 the amount of the Portfolio’s outstanding borrowings was $45,357,568. Cash in the amount of $720,000 has been received as collateral under the terms of the MSFTA as of June 30, 2024. The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party.
For the six months ended June 30, 2024, the PIMCO Inflation Protected Bond Portfolio had an outstanding secured borrowing transaction balance for 182 days. The average amount of borrowings was $76,792,148 and the annualized weighted average interest rate was 4.986% during the 182 day period.  At June 30, 2024 the amount of the Portfolio’s outstanding borrowings was $1,373,665,936. Cash in the amount of $270,000 has been received as collateral under the terms of the MSFTA as of June 30, 2024. The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party.
For the six months ended June 30, 2024, the PIMCO Total Return Portfolio had an outstanding secured borrowing transaction balance for 17 days. The average amount of borrowings was $30,731,105 and the annualized weighted average interest rate was 5.474% during the 17 day period. There were no outstanding borrowings as of June 30, 2024.
A detailed breakdown of a Portfolio’s open transactions accounted for as secured borrowings, if any, are disclosed following the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Securities Lending - Certain Portfolios may lend their portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, a Portfolio attempts to increase its net investment income
BHFTI-557

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.
The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on a Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received is disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments and the valuation techniques are described in this Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.
Income received by a Portfolio in securities lending transactions during the six months ended June 30, 2024 is reflected as securities lending income on the Portfolio's Statement of Operations or Consolidated Statement of Operations. The values of any securities loaned by a Portfolio and the related collateral at June 30, 2024 are disclosed in the Portfolio’s footnotes to the Schedule of Investments or Consolidated Schedule of Investments. The value of the related collateral received by each Portfolio exceeded the value of the Portfolio’s securities out on loan at June 30, 2024.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent a Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities. The Lending Agent shall indemnify each Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, certain Portfolios may direct certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to a Portfolio, if any, are shown separately as broker commission recapture on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Portfolio’s Financial Highlights for each share class.
4.
Investments in Derivative Instruments
Each derivative instrument described below does not necessarily apply to each Portfolio. For more information on the derivative instruments in which a particular Portfolio may enter into, please refer to the Portfolio’s prospectus.
Forward Foreign Currency Exchange Contracts - Certain Portfolios may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, a Portfolio agrees to buy or sell a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Portfolio's Statement of Operations or Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable or unwilling to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. A Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
BHFTI-558

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
Futures Contracts - Certain Portfolios may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolios’ investments in futures were used for either hedging or investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the futures contract or option may not correlate perfectly with changes in the value of the underlying asset. The exchange’s clearinghouse, as counterparty to all futures, guarantees the futures contracts against default.
Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiaries will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period or on a specified date. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.
Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class, or to enhance return. When the Portfolio owns the underlying instrument, writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument. Options can also be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.
The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option on an underlying instrument that a Portfolio owns is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.
Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.
The premium received by a Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.
BHFTI-559

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-floor options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.
Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.
An option on exchange-traded futures contracts is an option contract in which the underlying instrument is a single futures contract.
Swap Agreements - Certain Portfolios may enter into swap agreements in which a Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered swap execution facility (“centrally cleared swaps”). A Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on a Portfolio’s Statement of Operations or Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/ depreciation on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. A Portfolio may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Portfolio’s Statement of Operations or Consolidated Statement of Operations.
Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolios may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the clearinghouse. A party to a cleared swap is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position.
Centrally Cleared Swaps:  Certain swaps are required to be (or are capable of being) cleared through a regulated clearinghouse. Since the Portfolios are not members of a clearinghouse and only members of a clearinghouse (“clearing members” or “clearing brokers”) can participate directly in the clearinghouse, the Portfolios hold cleared swaps through accounts at a clearing member. A Portfolio typically will be required to post margin required by the clearinghouse and/or its clearing member; the margin required by a clearinghouse and/or clearing member may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.
Credit Default Swaps:  A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying security comprising the relevant component of the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying
BHFTI-560

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
security comprising the relevant component of the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.
A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying security comprising the relevant component of the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set  for the defaulted obligation.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the Portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2024, for which the Portfolio is the seller of protection, are disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.
Interest Rate Swaps:  A Portfolio may enter into interest rate swaps to manage its exposure to interest rates, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. A Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money market reference rates. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
Total Return Swaps:  A Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to
BHFTI-561

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.
5.
Certain Risks
In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Portfolio. For a description of the principal risks associated with investing in a particular Portfolio, please refer to the Portfolio’s prospectus.
Market Risk: The value of securities held by a Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.
Foreign Investment Risk: The investments by a Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.
China Investment Risk:  Investments in China are subject to all of the risks described under “Foreign Investment Risk” above. In addition, U.S. or foreign government sanctions, restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments in Chinese issuers or causing the Portfolio to sell investments at disadvantageous times. For example, pursuant to Executive Order 14032 (issued on June 3, 2021), U.S. persons are prohibited from purchasing or investing in publicly-traded securities of companies designated to the “Non-SDN Chinese Military-Industrial Complex Companies List,” a list which can change from time to time (“Chinese Military Companies Sanctions”). The Chinese Military Companies Sanctions or other similar actions targeting investment in China could impair the market value of the Portfolio’s investments and limit the Portfolio’s ability to buy, sell, receive or deliver certain securities. As a result, the Portfolio may incur losses.
Commodities Risk: Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by factors including changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs, insufficient storage capacity, war and international economic, political and regulatory developments. Certain commodities (and related derivatives) are susceptible to negative prices due to factors such as supply surpluses caused by global events. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.
Credit and Counterparty Risk: A Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled, or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in a Portfolio’s financial statements or consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. A Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser or a Portfolio’s subadviser, as applicable, may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, a Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the
BHFTI-562

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set  by the broker or exchange clearinghouse for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).
For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Portfolio under derivative contracts, if any, will be reported separately in the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the right to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.
Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between a Portfolio and select counterparties. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearinghouse. A Portfolio’s clearing broker may also require additional initial margin. Clearinghouse-related initial margin is held by the clearinghouse and additional initial margin is held by the Portfolio’s clearing broker. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of or default by the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including bankruptcy or insolvency). Additionally, credit risk exists in cleared derivative transactions with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate, by account class, customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, for the relevant account class, potentially resulting in losses to the Portfolio. Variation margin, which accounts for changes in market value, is exchanged daily, but may not be netted between futures and cleared OTC derivatives.
Additional risks associated with each type of investment are described above within the respective security type notes. Each Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.
6.
Investment Management Fees and Other Transactions with Affiliates
Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolios. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to each of the Portfolios. For
BHFTI-563

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
providing investment management services to the Portfolios, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:
Portfolio	Fees earned for the the six months ended June 30, 2024	% per Annum	Average Daily Net Assets
AB Global Dynamic Allocation Portfolio	$8,102,630	0.700%	Of the first $250 million
		0.650%	Of the next $250 million
		0.625%	Of the next $500 million
		0.600%	On amounts in excess of $1 billion
AB International Bond Portfolio	1,360,435	0.520%	Of the first $500 million
		0.500%	On amounts in excess of $500 million
Allspring Mid Cap Value Portfolio	1,317,487	0.750%	Of the first $200 million
		0.700%	On amounts in excess of $200 million
American Funds Balanced Allocation Portfolio	1,207,245	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
American Funds Growth Allocation Portfolio	900,277	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
American Funds Moderate Allocation Portfolio	689,077	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
BlackRock Global Tactical Strategies Portfolio	13,633,253	0.800%	Of the first $100 million
		0.750%	Of the next $200 million
		0.700%	Of the next $300 million
		0.675%	Of the next $400 million
		0.650%	On amounts in excess of $1 billion
BlackRock High Yield Portfolio	2,816,917	0.600%	All Assets
Brighthouse Asset Allocation 100 Portfolio	612,447	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Balanced Plus Portfolio	7,574,522	0.725%	Of the first $250 million
(Overlay Sleeve)		0.700%	Of the next $500 million
		0.675%	Of the next $250 million
		0.650%	On amounts in excess of $1 billion
Brighthouse Balanced Plus Portfolio	1,484,758	0.100%	Of the first $500 million
(Base Sleeve)		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Small Cap Value Portfolio	3,373,124	0.750%	First $1 billion
		0.700%	Over $1 billion
Brighthouse/abrdn Emerging Markets Equity Portfolio	4,029,815	1.050%	Of the first $250 million
		1.000%	Of the next $250 million
		0.850%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
Brighthouse/Artisan International Portfolio	3,427,107	0.750%	All Assets
Brighthouse/Eaton Vance Floating Rate Portfolio	1,746,294	0.625%	Of the first $100 million
		0.600%	On amounts in excess of $100 million
Brighthouse/Franklin Low Duration Total Return Portfolio	1,801,026	0.520%	Of the first $100 million
		0.510%	Of the next $150 million
		0.500%	Of the next $250 million
		0.490%	Of the next $500 million
		0.470%	Of the next $500 million
		0.450%	On amounts in excess of $1.5 billion
Brighthouse/Templeton International Bond Portfolio	1,610,905	0.600%	All Assets
Brighthouse/Wellington Large Cap Research Portfolio	6,533,895	0.625%	Of the first $250 million
		0.600%	Of the next $250 million
		0.575%	Of the next $500 million
		0.550%	Of the next $1 billion
		0.500%	On amounts in excess of $2 billion
CBRE Global Real Estate Portfolio	2,959,009	0.700%	Of the first $200 million
		0.650%	Of the next $550 million
		0.550%	On amounts in excess of $750 million
BHFTI-564

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
Portfolio	Fees earned for the the six months ended June 30, 2024	% per Annum	Average Daily Net Assets
Harris Oakmark International Portfolio	$8,596,832	0.850%	Of the first $100 million
		0.800%	Of the next $900 million
		0.750%	On amounts in excess of $1 billion
Invesco Balanced-Risk Allocation Portfolio	3,556,060	0.675%	Of the first $250 million
		0.650%	Of the next $500 million
		0.625%	Of the next $250 million
		0.600%	On amounts in excess of $1 billion
Invesco Comstock Portfolio	5,495,651	0.650%	Of the first $500 million
		0.600%	Of the next $500 million
		0.525%	On amounts in excess of $1 billion
Invesco Global Equity Portfolio	3,880,919	0.700%	Of the first $100 million
		0.680%	Of the next $150 million
		0.670%	Of the next $250 million
		0.660%	Of the next $250 million
		0.650%	On amounts in excess of $750 million
Invesco Small Cap Growth Portfolio	3,979,987	0.880%	Of the first $500 million
		0.830%	On amounts in excess of $500 million
JPMorgan Core Bond Portfolio	3,623,113	0.550%	All Assets
JPMorgan Global Active Allocation Portfolio	5,212,308	0.800%	Of the first $250 million
		0.750%	Of the next $250 million
		0.720%	Of the next $250 million
		0.700%	On amounts in excess of $750 million
JPMorgan Small Cap Value Portfolio	1,472,228	0.800%	Of the first $100 million
		0.775%	Of the next $400 million
		0.750%	Of the next $500 million
		0.725%	On amounts in excess of $1 billion
Loomis Sayles Global Allocation Portfolio	1,341,478	0.700%	Of the first $500 million
		0.650%	Of the next $500 million
		0.600%	On amounts in excess of $1 billion
Loomis Sayles Growth Portfolio	8,504,068	0.650%	Of the first $500 million
		0.600%	Of the next $500 million
		0.550%	Of the next $1 billion
		0.500%	On amounts in excess of $2 billion
MetLife Multi-Index Targeted Risk Portfolio	794,306	0.500%	Of the first $250 million
(Overlay Sleeve)		0.485%	Of the next $250 million
		0.470%	Of the next $500 million
		0.450%	On amounts in excess of $1 billion
MetLife Multi-Index Targeted Risk Portfolio	307,090	0.070%	Of the first $500 million
(Base Sleeve)		0.060%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
MFS® Research International Portfolio	5,334,520	0.800%	Of the first $200 million
		0.750%	Of the next $300 million
		0.700%	Of the next $500 million
		0.650%	On amounts in excess of $1 billion
Morgan Stanley Discovery Portfolio	3,409,205	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.625%	On amounts in excess of $500 million
PanAgora Global Diversified Risk Portfolio	5,922,919	0.675%	Of the first $250 million
		0.650%	Of the next $500 million
		0.625%	Of the next $250 million
		0.600%	On amounts in excess of $1 billion
PIMCO Inflation Protected Bond Portfolio	3,996,626	0.500%	First $1.2 billion
		0.450%	On amounts in excess of $1.2 billion
PIMCO Total Return Portfolio	9,340,225	0.500%	Of the first $1.2 billion
		0.475%	On amounts in excess of $1.2 billion
Schroders Global Multi-Asset Portfolio	3,351,504	0.680%	Of the first $100 million
		0.660%	Of the next $150 million
		0.640%	Of the next $500 million
		0.620%	Of the next $750 million
		0.600%	On amounts in excess of $1.5 billion
BHFTI-565

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
Portfolio	Fees earned for the the six months ended June 30, 2024	% per Annum	Average Daily Net Assets
SSGA Emerging Markets Enhanced Index Portfolio	$996,232	0.550%	Of the first $250 million
		0.500%	Of the next $250 million
		0.450%	On amounts in excess of $500 million
SSGA Growth and Income ETF Portfolio	2,661,700	0.330%	Of the first $500 million
		0.300%	On amounts in excess of $500 million
SSGA Growth ETF Portfolio	1,183,347	0.330%	Of the first $500 million
		0.300%	On amounts in excess of $500 million
T. Rowe Price Large Cap Value Portfolio (a)	7,521,707	0.570%	All Assets
T. Rowe Price Mid Cap Growth Portfolio	4,880,189	0.750%	All Assets
TCW Core Fixed Income Portfolio	3,934,135	0.550%	All Assets
Victory Sycamore Mid Cap Value Portfolio	3,077,203	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.625%	On amounts in excess of $500 million
Western Asset Management Government Income Portfolio	1,279,698	0.520%	Of the first $100 million
		0.440%	Of the next $400 million
		0.400%	On amounts in excess of $500 million

(a)	Fee schedule applies provided the Portfolio's average daily net assets exceed $1 billion. If assets fall below that level, a different fee schedule will apply.
With respect to the Growth Portfolio, the Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Growth Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Growth Portfolio will invest and monitors the Master Fund investment program. The Adviser currently receives no compensation for its services to the Growth Portfolio. In the event that the Growth Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at the annual rate of 0.750% of average daily net assets.
Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain of the Portfolios. The subadvisers are compensated by Brighthouse Investment Advisers to provide subadvisory services for the applicable Portfolios. See  Note 1 for a list of each Portfolio’s respective subadviser.
For providing subadvisory services to the Metlife Multi-Index Targeted Risk Portfolio, the Adviser has agreed to pay MIM an investment subadvisory fee based upon annual rates applied to the Overlay Portion of the Portfolio’s average daily net assets as follows:
Portfolio	Fees earned for the six months ended June 30, 2024	% per Annum	Average Daily Net Assets
MetLife Multi-Index Targeted Risk Portfolio	$314,517	0.200%	Of the first $250 million
		0.185%	Of the next $250 million
		0.170%	Of the next $500 million
		0.150%	On amounts in excess of $1 billion
Management Fee Waiver - Pursuant to management fee waiver agreements, the Adviser has agreed, for the period May 1, 2024 to April 30, 2025, to reduce its advisory fees set  out above under “Investment Management Agreement” for each class of certain Portfolios as follows:
Portfolio	Fees waived for the six months ended June 30, 2024	% per Annum Reduction	Average Daily Net Assets
AB Global Dynamic Allocation Portfolio	$125,051	0.025%	$500 million to $1 billion
		0.020%	$2 billion to $3.5 billion
		0.030%	$3.5 billion to $5 billion
		0.040%	On amounts in excess of $5 billion
AB International Bond Portfolio	0	0.020%	$1 billion to $1.5 billion
		0.040%	On amounts in excess of $1.5 billion
Allspring Mid Cap Value Portfolio	121,634	0.050%	Of the first $50 million
		0.075%	Of the next $50 million
		0.100%	Of the next $100 million
		0.050%	Of the next $300 million
		0.100%	On amounts in excess of $500 million
BHFTI-566

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
Portfolio	Fees waived for the six months ended June 30, 2024	% per Annum Reduction	Average Daily Net Assets
BlackRock Global Tactical Strategies Portfolio	$1,454,800	0.180%	Of the first $100 million
		0.130%	Of the next $200 million
		0.080%	Of the next $300 million
		0.055%	Of the next $400 million
		0.030%	Of the next $500 million
		0.050%	Of the next $1.5 billion
		0.100%	Of the next $2 billion
		0.130%	On amounts in excess of $5 billion
BlackRock High Yield Portfolio	110,426	0.050%	On amounts in excess of $500 million
Brighthouse Balanced Plus Portfolio	124,317	0.050%	Of the first $250 million
(Overlay Sleeve)		0.025%	$250 million to $750 million
		0.025%	$2.5 billion to $5 billion
		0.050%	On amounts in excess of $5 billion
Brighthouse Small Cap Value Portfolio	50,279	0.025%	$500 million to $1 billion
		0.050%	On amounts in excess of $1 billion
Brighthouse/abrdn Emerging Markets Equity Portfolio	422,906	0.100%	All Assets
Brighthouse/Artisan International Portfolio	41,998	0.050%	On amounts in excess of $750 million
Brighthouse/Eaton Vance Floating Rate Portfolio	8,069	0.020%	On amounts in excess of $500 million
Brighthouse/Franklin Low Duration Total Return Portfolio	295,908	0.040%	Of the first $100 million
		0.030%	Of the next $50 million
		0.060%	Of the next $100 million
		0.050%	Of the next $250 million
		0.090%	Of the next $1 billion
		0.070%	On amounts in excess of $1.5 billion
Brighthouse/Templeton International Bond Portfolio	0	0.020%	On amounts in excess of $1 billion
Brighthouse/Wellington Large Cap Research Portfolio	487,084	0.070%	Of the first $250 million
		0.045%	Of the next $1.75 billion
		0.005%	On amounts in excess of $2 billion
CBRE Global Real Estate Portfolio	174,043	0.050%	Of the first $200 million
		0.050%	$250 million to $750 million
		0.050%	On amounts in excess of $1 billion
Harris Oakmark International Portfolio	1,018,809	0.250%	Of the first $50 million
		0.200%	Of the next $50 million
		0.100%	Of the next $900 million
		0.075%	On amounts in excess of $1 billion
Invesco Comstock Portfolio	331,256	0.050%	Of the first $250 million
		0.025%	Of the next $250 million
		0.050%	Of the next $500 million
		0.025%	Of the next $1 billion
		0.050%	On amounts in excess of $2 billion
Invesco Global Equity Portfolio	779,166	0.110%	Of the first $100 million
		0.140%	Of the next $150 million
		0.130%	Of the next $50 million
		0.160%	Of the next $50 million
		0.140%	Of the next $150 million
		0.130%	Of the next $100 million
		0.140%	Of the next $150 million
		0.130%	On amounts in excess of $750 million
Invesco Small Cap Growth Portfolio	356,586	0.100%	Of the first $500 million
		0.050%	Of the next $500 million
		0.100%	On amounts in excess of $1 billion
JPMorgan Core Bond Portfolio	922,247	0.140%	All Assets
JPMorgan Global Active Allocation Portfolio	444,234	0.125%	Of the first $250 million
		0.075%	Of the next $250 million
		0.045%	Of the next $250 million
		0.025%	Of the next $250 million
		0.050%	Of the next $2 billion
		0.075%	Of the next $2 billion
		0.100%	On amounts in excess of $5 billion
BHFTI-567

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
Portfolio	Fees waived for the six months ended June 30, 2024	% per Annum Reduction	Average Daily Net Assets
JPMorgan Small Cap Value Portfolio	$188,361	0.075%	Of the first $50 million
		0.125%	Of the next $50 million
		0.100%	Of the next $400 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Loomis Sayles Global Allocation Portfolio	24,863	0.020%	Of the first $250 million
		0.025%	$500 million to $1 billion
		0.050%	On amounts in excess of $1.5 billion
Loomis Sayles Growth Portfolio (a)	328,486	0.117%	Of the first $500 million
		0.067%	Of the next $500 million
		0.017%	Of the next $1 billion
		(0.033)%	Of the next $1.645 billion
		0.015%	On amounts in excess of $3.645 billion
MFS® Research International Portfolio	838,295	0.205%	Of the first $200 million
		0.155%	Of the next $300 million
		0.105%	Of the next $500 million
		0.055%	Of the next $1.5 billion
		0.075%	On amounts in excess of $2.5 billion
Morgan Stanley Discovery Portfolio	102,174	0.050%	Of the first $200 million
		0.050%	On amounts in excess of $850 million
PanAgora Global Diversified Risk Portfolio	154,516	0.025%	Of the first $250 million
		0.010%	Of the next $500 million
		(0.005)%	Of the next $250 million
		0.010%	Of the next $500 million
		0.040%	On amounts in excess of $1.5 billion
PIMCO Inflation Protected Bond Portfolio	0	0.025%	On amounts in excess of $2 billion
PIMCO Total Return Portfolio	470,217	0.025%	$1 billion to $3 billion
		0.050%	On amounts in excess of $3 billion
Schroders Global Multi-Asset Portfolio	93,435	0.025%	Of the first $100 million
		0.005%	Of the next $100 million
		0.015%	Of the next $550 million
		0.025%	Of the next $500 million
		0.040%	Of the next $250 million
		0.020%	Of the next $250 million
		0.050%	On amounts in excess of $1.75 billion
T. Rowe Price Large Cap Value Portfolio	725,779	0.055%	All Assets
T. Rowe Price Mid Cap Growth Portfolio	488,019	0.075%	All Assets
TCW Core Fixed Income Portfolio	874,039	0.070%	Of the first $500 million
		0.150%	Of the next $1.5 billion
		0.200%	On amounts in excess of $2 billion
Victory Sycamore Mid Cap Value Portfolio	435,606	0.110%	Of the first $200 million
		0.080%	Of the next $200 million
		0.110%	Of the next $100 million
		0.085%	On amounts in excess of $500 million
Western Asset Management Government Income Portfolio	29,836	0.015%	$100 million to $500 million
		0.010%	$1 billion to $2 billion
		0.030%	On amounts in excess of $2 billion

(a)
An identical expense agreement was in place for the period February 1, 2024 through April 30, 2024. Prior to February 1, 2024, the Adviser had agreed, for the period May 1, 2023 to January 31, 2024, to reduce its advisory fees for each class of the Loomis Sayles Growth Portfolio at the annual rate of 0.102% of the first $500 million, 0.052% for the next $500 million, 0.002% for the next $1 billion, and (0.048%) on amounts between $2 billion and $3.645 billion.

Except as footnoted above, identical agreements were in place during the period prior to May 1, 2024. Amounts waived for the six months ended June 30, 2024 are included in the amount shown as a management fee waiver in the Portfolios’ Statement of Operations or Consolidated Statement of Operations.
Additionally, for the Western Asset Management Government Income Portfolio (the “Western Government Portfolio”), for the period May 1, 2024 to April 30, 2025, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Western Government Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Western Government Portfolio and those of Western Asset Management
BHFTI-568

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
U.S. Government Portfolio, a series of Brighthouse Funds Trust II also advised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2024. $91,736 was waived for the six months ended June 30, 2024 is included in the amount shown as a management fee waiver in the Western Government Portfolio’s Statement of Operations.
Invesco Advisers, Inc., the subadviser to the Invesco Balanced-Risk Allocation Portfolio (the "IBRA Portfolio"), has agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it receives as a result of any investment by the IBRA Portfolio in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the subadviser or any of its affiliates serves as investment adviser. The Adviser has agreed to waive a portion of the management fee related to the subadviser’s waiving of its subadvisory fee on funds where the subadviser or any of its affiliates serves as investment adviser. $32,296 was waived for the six months ended June 30, 2024 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.
Certain subadvisers have voluntarily agreed to waive a portion of their subadvisory fees payable by the Adviser to the subadviser for managing the Portfolios. The Adviser has agreed to reduce its advisory fees to reflect a portion of the amount waived by the subadvisers for managing the Portfolios pursuant to these voluntary subadvisory fee waivers. Fees waived in the aggregate for the six months ended June 30, 2024 are disclosed in the table below and are included in the total amount shown as a management fee waiver in the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations.
Portfolio	Fees voluntarily waived for the six months ended June 30, 2024
Brighthouse/Wellington Large Cap Research Portfolio	$349,812
Invesco Balanced-Risk Allocation Portfolio	44,154
Invesco Comstock Portfolio	63,901
Invesco Global Equity Portfolio	32,684
Invesco Small Cap Growth Portfolio	53,925
PIMCO Inflation Protected Bond Portfolio	77,924
PIMCO Total Return Portfolio	165,027
T. Rowe Price Large Cap Value Portfolio	257,925
T. Rowe Price Mid Cap Growth Portfolio	220,628
Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.
Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.
Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by each Portfolio for the six months ended June 30, 2024 are shown as Distribution and service fees in the Portfolio's Statement of Operations or Consolidated Statement of Operations.
Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain Portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in each Portfolio's Statement of Operations or Consolidated Statement of Operations. The portion of the accrued obligations allocated to each Portfolio under the Plan is reflected as Deferred trustees’ fees in each Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
BHFTI-569

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
Affiliated Broker – During the six months ended June 30, 2024 the following Portfolios paid brokerage commissions to affiliated brokers/dealers:
Portfolio	Affiliate	Commision
Invesco Comstock Portfolio	Invesco Capital Markets, Inc.	$34,823
Invesco Global Equity Portfolio	Invesco Capital Markets, Inc.	1,044
Invesco Small Cap Growth Portfolio	Invesco Capital Markets, Inc.	27,009
7.
Contractual Obligations
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
8.
Income Tax Information
The tax character of distributions paid for the years ended  December 31, 2023, and December 31, 2022 for each Portfolio were as follows:
	Year Ended December 31, 2023			Year Ended December 31, 2022
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
AB Global Dynamic Allocation Portfolio	$76,904,860	$—	$—	$136,641,902	$228,247,481	$—
AB International Bond Portfolio	28,386,236	—	—	68,471,529	5,533,526	—
Allspring Mid Cap Value Portfolio	5,890,752	47,983,492	—	20,089,268	60,179,156	—
American Funds Balanced Allocation Portfolio	90,852,619	295,693,591	—	60,138,997	564,635,851	—
American Funds Growth Allocation Portfolio	55,845,873	278,046,558	—	30,691,310	443,721,322	—
American Funds Growth Portfolio	23,953,621	209,747,730	—	8,515,776	317,922,313	—
American Funds Moderate Allocation Portfolio	52,762,827	119,874,006	—	38,852,587	234,061,422	—
BlackRock Global Tactical Strategies Portfolio	136,026,847	—	—	113,451,823	179,719,101	—
BlackRock High Yield Portfolio	48,653,085	—	—	45,209,515	—	—
Brighthouse Asset Allocation 100 Portfolio	45,092,733	239,070,545	—	24,096,371	145,383,970	—
Brighthouse Balanced Plus Portfolio	249,923,152	—	—	423,688,986	684,614,563	—
Brighthouse Small Cap Value Portfolio	10,636,218	76,881,298	—	48,907,816	136,583,811	—
Brighthouse/abrdn Emerging Markets Equity Portfolio	10,168,586	—	—	22,512,642	124,976,059	—
Brighthouse/Artisan International Portfolio	16,022,943	—	—	50,473,353	130,923,521	—
Brighthouse/Eaton Vance Floating Rate Portfolio	33,659,516	—	—	25,056,555	—	—
Brighthouse/Franklin Low Duration Total Return Portfolio	26,932,001	—	—	24,636,724	—	—
Brighthouse/Wellington Large Cap Research Portfolio	17,482,040	116,835,512	—	143,357,892	358,826,501	—
CBRE Global Real Estate Portfolio	25,130,960	—	—	68,739,629	78,949,552	—
Harris Oakmark International Portfolio	47,397,834	—	—	98,321,288	93,953,996	—
Invesco Balanced-Risk Allocation Portfolio	38,243,418	—	—	124,126,897	30,164,052	—
Invesco Comstock Portfolio	45,931,533	321,707,653	—	59,199,989	271,552,662	—
Invesco Global Equity Portfolio	3,311,196	62,640,804	—	691,550	160,116,757	—
Invesco Small Cap Growth Portfolio	—	—	—	76,749,607	243,993,497	283,095
JPMorgan Core Bond Portfolio	39,568,429	—	—	38,425,222	—	—
JPMorgan Global Active Allocation Portfolio	25,546,439	—	—	55,527,350	197,206,181	—
JPMorgan Small Cap Value Portfolio	5,275,310	32,255,719	—	81,551,420	67,521,268	—
Loomis Sayles Global Allocation Portfolio	—	14,674,929	—	655,413	55,555,805	—
Loomis Sayles Growth Portfolio	6,499,348	163,091,919	—	—	250,140,674	—
MetLife Multi-Index Targeted Risk Portfolio	29,237,376	—	—	27,934,383	134,614,224	—
MFS® Research International Portfolio	24,281,862	28,480,926	—	41,063,108	98,885,918	—
Morgan Stanley Discovery Portfolio	—	—	—	73,386,212	431,447,269	364,070
PanAgora Global Diversified Risk Portfolio	157,861,867	—	—	348,495,298	97,175,125	—
PIMCO Inflation Protected Bond Portfolio	38,628,595	—	296,997	129,765,082	—	—
PIMCO Total Return Portfolio	117,206,320	—	—	133,963,989	—	—
Schroders Global Multi-Asset Portfolio	19,813,877	—	—	38,387,605	57,480,029	—
SSGA Emerging Markets Enhanced Index Portfolio	12,066,955	—	—	9,862,930	—	—
SSGA Growth and Income ETF Portfolio	39,930,208	—	—	103,052,628	265,476,130	—
SSGA Growth ETF Portfolio	13,683,188	38,065,373	—	35,140,682	116,976,886	—
T. Rowe Price Large Cap Value Portfolio	51,885,316	378,560,662	—	77,642,188	324,209,543	—
T. Rowe Price Mid Cap Growth Portfolio	—	71,202,695	—	4,484,531	250,808,708	—
BHFTI-570

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
	Year Ended December 31, 2023			Year Ended December 31, 2022
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
TCW Core Fixed Income Portfolio	$45,794,391	$—	$—	$26,479,306	$—	$—
Victory Sycamore Mid Cap Value Portfolio	14,323,240	106,649,024	—	32,459,100	102,494,215	—
Western Asset Management Government Income Portfolio	16,529,526	—	—	16,627,143	—	—
As of December 31, 2023, the components of distributable earnings (accumulated losses) on a federal income tax basis for each Portfolio were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
AB Global Dynamic Allocation Portfolio	$33,426,484	$—	$331,745,833	$(49,671,275)
AB International Bond Portfolio	17,477,414	—	(36,844,630)	(116,358,355)
Allspring Mid Cap Value Portfolio	4,981,392	21,787,898	72,689,569	—
American Funds Balanced Allocation Portfolio	67,229,914	132,250,600	97,196,572	—
American Funds Growth Allocation Portfolio	33,986,814	113,857,187	212,138,902	—
American Funds Growth Portfolio	403,977	135,804,113	280,540,775	—
American Funds Moderate Allocation Portfolio	42,315,911	49,179,649	(34,954,918)	—
BlackRock Global Tactical Strategies Portfolio	60,858,117	—	202,584,685	(153,296,417)
BlackRock High Yield Portfolio	57,724,271	—	(9,799,666)	(81,482,886)
Brighthouse Asset Allocation 100 Portfolio	16,761,328	63,225,655	(39,436,973)	—
Brighthouse Balanced Plus Portfolio	178,246,223	—	(873,770,555)	(483,691,498)
Brighthouse Small Cap Value Portfolio	13,270,861	55,911,264	190,010,801	—
Brighthouse/abrdn Emerging Markets Equity Portfolio	12,828,877	—	(35,070,129)	(36,114,219)
Brighthouse/Artisan International Portfolio	10,139,371	—	100,464,306	(7,744,666)
Brighthouse/Eaton Vance Floating Rate Portfolio	50,483,801	—	(14,488,022)	(57,444,290)
Brighthouse/Franklin Low Duration Total Return Portfolio	29,222,684	—	(21,728,930)	(151,595,338)
Brighthouse/Templeton International Bond Portfolio	—	—	(15,861,214)	(102,243,435)
Brighthouse/Wellington Large Cap Research Portfolio	20,987,939	154,199,266	417,664,612	—
CBRE Global Real Estate Portfolio	32,898,465	—	46,078,530	(45,538,744)
Harris Oakmark International Portfolio	49,460,120	—	148,853,169	(81,849,053)
Invesco Balanced-Risk Allocation Portfolio	15,846,725	—	3,556,272	(115,905,327)
Invesco Comstock Portfolio	37,173,022	162,422,640	440,646,424	—
Invesco Global Equity Portfolio	2,347,793	100,420,769	532,977,492	—
Invesco Small Cap Growth Portfolio	—	—	147,526,964	(117,787,624)
JPMorgan Core Bond Portfolio	44,807,081	—	(128,016,267)	(102,226,367)
JPMorgan Global Active Allocation Portfolio	12,860,851	—	90,963,774	(129,774,037)
JPMorgan Small Cap Value Portfolio	6,311,266	—	50,307,599	(15,613,611)
Loomis Sayles Global Allocation Portfolio	3,436,686	18,318,139	59,160,017	—
Loomis Sayles Growth Portfolio	—	245,775,020	898,000,723	—
MetLife Multi-Index Targeted Risk Portfolio	29,431,263	—	(35,911,757)	(121,374,243)
MFS® Research International Portfolio	28,054,928	36,086,917	272,890,891	—
Morgan Stanley Discovery Portfolio	—	—	(41,657,680)	(930,626,789)
PanAgora Global Diversified Risk Portfolio	6,499,750	—	(37,735,874)	(731,480,386)
PIMCO Inflation Protected Bond Portfolio	—	—	(290,782,891)	—
PIMCO Total Return Portfolio	114,906,328	—	(342,889,272)	(423,508,785)
Schroders Global Multi-Asset Portfolio	18,169,905	—	52,030,364	(72,468,078)
SSGA Emerging Markets Enhanced Index Portfolio	11,422,477	—	(4,792,905)	(24,688,952)
SSGA Growth and Income ETF Portfolio	41,226,980	—	86,726,072	(57,067,577)
SSGA Growth ETF Portfolio	15,269,011	—	45,417,285	(613,120)
T. Rowe Price Large Cap Value Portfolio	85,977,023	90,590,175	365,824,653	—
T. Rowe Price Mid Cap Growth Portfolio	4,730,123	131,116,960	362,114,036	—
TCW Core Fixed Income Portfolio	59,671,681	—	(33,389,814)	(244,553,898)
Victory Sycamore Mid Cap Value Portfolio	12,325,868	58,940,550	128,261,045	—
Western Asset Management Government Income Portfolio	17,088,245	—	(81,782,902)	(79,951,889)
The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.
BHFTI-571

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2024 — (Continued)
The accumulated capital losses carried forward as of December 31, 2023 and prior years accumulated capital losses utilized for each Portfolio were as follows:
	Accumulated Losses Carried Forward		Accumulated Losses Utilized
Portfolio	Short-Term	Long-Term	Short-Term	Long-Term
AB Global Dynamic Allocation Portfolio	$49,671,275	$—	$108,567,628	$—
AB International Bond Portfolio	29,870,527	86,487,828	—	—
BlackRock Global Tactical Strategies Portfolio	153,296,417	—	85,703,124	—
BlackRock High Yield Portfolio	5,840,327	75,642,559	250,545	—
Brighthouse Balanced Plus Portfolio	241,335,106	242,356,392	23,305,774	—
Brighthouse/abrdn Emerging Markets Equity Portfolio	31,511,727	4,602,492	—	—
Brighthouse/Artisan International Portfolio	7,744,666	—	26,615,286	—
Brighthouse/Eaton Vance Floating Rate Portfolio	1,756,479	55,687,811	—	—
Brighthouse/Franklin Low Duration Total Return Portfolio	32,775,594	118,819,744	—	—
Brighthouse/Templeton International Bond Portfolio	1,524,982	100,718,453	—	—
CBRE Global Real Estate Portfolio	26,776,818	18,761,926	—	—
Harris Oakmark International Portfolio	34,041,070	47,807,983	—	—
Invesco Balanced-Risk Allocation Portfolio	31,657,101	84,248,226	33,013,123	14,943,304
Invesco Small Cap Growth Portfolio	117,787,624	—	—	—
JPMorgan Core Bond Portfolio	8,777,690	93,448,677	—	—
JPMorgan Global Active Allocation Portfolio	129,774,037	—	—	—
JPMorgan Small Cap Value Portfolio	9,983,960	5,629,651	—	—
MetLife Multi-Index Targeted Risk Portfolio	121,374,243	—	4,611,175	31,994,996
Morgan Stanley Discovery Portfolio	275,849,981	654,776,808	—	—
PanAgora Global Diversified Risk Portfolio	318,379,377	413,101,009	—	—
PIMCO Inflation Protected Bond Portfolio	—	—	—	29,590,859
PIMCO Total Return Portfolio	218,826,172	204,682,613	—	—
Schroders Global Multi-Asset Portfolio	72,468,078	—	24,623,431	—
SSGA Emerging Markets Enhanced Index Portfolio	9,893,504	14,795,448	—	—
SSGA Growth and Income ETF Portfolio	5,213,596	51,853,981	9,014,452	—
SSGA Growth ETF Portfolio	—	613,120	—	—
TCW Core Fixed Income Portfolio	179,141,355	65,412,543	—	—
Western Asset Management Government Income Portfolio	16,005,906	63,945,983	—	—
9.
Subsequent Events
At a meeting on August 8, 15-16, 2024, the Board approved a change of subadviser for the Brighthouse/abrdn Emerging Markets Equity Portfolio from abrdn Asset Managers Limited to SSGA Funds Management, Inc. (“SSGA”) to be effective on or about August 19, 2024, pursuant to a new subadvisory agreement between the Adviser and SSGA. Effective on or about August 19, 2024, the name of the Portfolio changed to SSGA Emerging Markets Enhanced Index Portfolio II.
BHFTI-572

Brighthouse Funds Trust I
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Brighthouse Funds Trust I and Shareholders of the AB International Bond Portfolio and Invesco Balanced-Risk Allocation Portfolio :
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AB International Bond Portfolio (the “Portfolio”) (one of the portfolios constituting the Brighthouse Funds Trust I), as of June 30, 2024, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2023, the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2023, and the related notes (collectively referred to as the "financial statements and financial highlights"). We have also audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of the Invesco Balanced-Risk Allocation Portfolio and Subsidiary (the “Portfolio”) (one of the portfolios constituting the Brighthouse Funds Trust I), as of June 30, 2024, the related consolidated statement of operations for the six months then ended, the consolidated statements of changes in net assets for the six months then ended and the year ended December 31, 2023, the consolidated financial highlights for the six months then ended and each of the five years in the period then ended December 31, 2023 and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of June 30, 2024, and the results of their operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2023, and the financial highlights for the six months then ended and each of the five years in the period then ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 23, 2024
We have served as the auditor of one or more Brighthouse investment companies since 1983.
BHFTI-573

Quarterly Portfolio Schedule
The Trust files its complete schedule of portfolio holdings as an attachment to Form N-PORT for the first and third quarters of each fiscal year. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling (800) 848-3854.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. INGEFP2-998-0824 © 2024 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.48%		Shares	Value (000)
Information technology 28.32%
	Microsoft Corp.	1,087,801	$486,193
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	420,521
	ASML Holding NV	188,369	194,340
	ASML Holding NV (ADR)	174,387	178,351
	NVIDIA Corp.	2,575,150	318,134
	Broadcom, Inc.	92,907	149,165
	Synopsys, Inc.[1]	181,103	107,767
	Samsung Electronics Co., Ltd.	1,309,808	76,972
	Capgemini SE	317,271	62,842
	Apple, Inc.	279,997	58,973
	Arista Networks, Inc.[1]	159,456	55,886
	Applied Materials, Inc.	233,760	55,165
	Shopify, Inc., Class A, subordinate voting shares[1]	608,475	40,190
	Keyence Corp.	82,700	36,485
	NEC Corp.	270,100	22,086
	Micron Technology, Inc.	165,629	21,785
	SAP SE	74,491	15,124
	EPAM Systems, Inc.[1]	67,118	12,626
	Disco Corp.	18,600	7,127
	NICE, Ltd. (ADR)[1]	37,217	6,400
	International Business Machines Corp.	34,130	5,903
			2,332,035

Health care 15.42%
	Novo Nordisk AS, Class B	2,064,144	294,876
	Eli Lilly and Co.	216,267	195,804
	UnitedHealth Group, Inc.	218,500	111,273
	Vertex Pharmaceuticals, Inc.[1]	222,173	104,137
	AstraZeneca PLC	599,410	93,446
	Thermo Fisher Scientific, Inc.	160,880	88,967
	Regeneron Pharmaceuticals, Inc.[1]	83,600	87,866
	Pfizer, Inc.	1,305,400	36,525
	Cigna Group (The)	104,417	34,517
	Centene Corp.[1]	518,165	34,354
	Sanofi	310,200	29,817
	Alnylam Pharmaceuticals, Inc.[1]	116,500	28,309
	Siemens Healthineers AG	345,670	19,912
	EssilorLuxottica SA	90,005	19,312
	Zoetis, Inc., Class A	90,200	15,637
	Argenx SE (ADR)[1]	36,200	15,567
	Bayer AG	537,074	15,188
	Illumina, Inc.[1]	142,868	14,913
	Laboratorios Farmaceuticos Rovi, SA non-registered shares	152,433	14,291
	DexCom, Inc.[1]	121,000	13,719
	Viatris, Inc.	110,678	1,177
	GRAIL, Inc.[1]	23,811	366
	Euroapi SA1,2	5,869	16
			1,269,989

Industrials 13.56%
	Safran SA	844,273	177,623
	Comfort Systems USA, Inc.	278,016	84,550
	Ingersoll-Rand, Inc.	770,946	70,033
	ASSA ABLOY AB, Class B	2,462,100	69,776
	TransDigm Group, Inc.	50,071	63,971
	Schneider Electric SE	260,897	62,251
	Caterpillar, Inc.	185,000	61,624
	Copart, Inc.[1]	1,011,807	54,800
	Airbus SE, non-registered shares	365,833	50,443
	Ryanair Holdings PLC (ADR)	401,837	46,790
	ITOCHU Corp.	684,560	33,590
	Johnson Controls International PLC	499,535	33,204

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	GT Capital Holdings, Inc.	2,635,611	$27,832
	Alliance Global Group, Inc.	156,400,700	23,092
	Daikin Industries, Ltd.	151,500	20,929
	Techtronic Industries Co., Ltd.	1,679,500	19,178
	Saab AB, Class B	797,272	19,158
	Brenntag SE	280,312	18,889
	ATS Corp.[1]	552,106	17,866
	Boeing Co.[1]	91,400	16,636
	General Electric Co.	102,437	16,284
	RS Group PLC	1,745,907	15,438
	Carrier Global Corp.	242,000	15,265
	DSV A/S	97,734	14,956
	Recruit Holdings Co., Ltd.	277,600	14,940
	Siemens AG	76,677	14,261
	Eaton Corp. PLC	39,327	12,331
	SMC Corp.	22,500	10,743
	TFI International, Inc. (CAD denominated)	73,941	10,736
	BayCurrent Consulting, Inc.	502,900	10,135
	NIBE Industrier AB, Class B2	2,142,588	9,032
			1,116,356

Consumer discretionary 12.67%
	LVMH Moët Hennessy-Louis Vuitton SE	221,302	169,949
	Chipotle Mexican Grill, Inc.[1]	2,239,950	140,333
	Amazon.com, Inc.[1]	532,410	102,888
	Renault SA	1,688,781	86,134
	Prosus NV, Class N	2,238,914	79,314
	Booking Holdings, Inc.	18,300	72,496
	MGM China Holdings, Ltd.	41,228,000	64,165
	MercadoLibre, Inc.[1]	24,475	40,222
	Evolution AB	367,568	38,304
	InterContinental Hotels Group PLC	360,000	37,743
	Trip.com Group, Ltd. (ADR)[1]	743,309	34,936
	Moncler SpA	449,770	27,544
	lululemon athletica, Inc.[1]	82,202	24,554
	LKQ Corp.	582,953	24,245
	Five Below, Inc.[1]	169,360	18,455
	Wynn Macau, Ltd.	21,430,000	17,586
	Ferrari NV (EUR denominated)	34,905	14,271
	Industria de Diseño Textil, SA	287,493	14,207
	YUM! Brands, Inc.	94,493	12,517
	Home Depot, Inc.	35,621	12,262
	Global-E Online, Ltd.[1]	300,000	10,881
			1,043,006

Financials 10.78%
	3i Group PLC	2,293,500	88,446
	Fiserv, Inc.[1]	573,419	85,462
	AXA SA	2,209,893	72,766
	Aon PLC, Class A	244,466	71,770
	Visa, Inc., Class A	259,088	68,003
	Blackstone, Inc.	366,835	45,414
	Axis Bank, Ltd.	2,813,670	42,634
	Citigroup, Inc.	617,255	39,171
	Tradeweb Markets, Inc., Class A	332,600	35,255
	CVC Capital Partners PLC[1]	1,742,744	31,981
	Prudential PLC	3,390,552	30,759
	Ameriprise Financial, Inc.	67,606	28,881
	Société Générale	1,134,000	26,477
	VZ Holding AG	201,422	25,804
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	24,023
	UBS Group AG	794,665	23,261

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Mastercard, Inc., Class A	49,000	$21,617
	CME Group, Inc., Class A	103,473	20,343
	Japan Post Insurance Co., Ltd.	985,600	19,186
	JPMorgan Chase & Co.	74,006	14,968
	Eurobank Ergasias Services and Holdings SA	6,819,248	14,765
	Swissquote Group Holding, Ltd.	43,329	13,615
	HDFC Bank, Ltd.	648,800	13,106
	FinecoBank SpA	635,542	9,471
	XP, Inc., Class A	474,027	8,338
	AIA Group, Ltd.	913,107	6,192
	Jackson Financial, Inc., Class A	44,327	3,292
	GMO Payment Gateway, Inc.	44,100	2,444
	Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	— [4]
			887,444

Communication services 5.71%
	Alphabet, Inc., Class A	1,299,939	236,784
	Meta Platforms, Inc., Class A	242,200	122,122
	Publicis Groupe SA	400,000	42,397
	CTS Eventim AG & Co. KGaA	224,500	18,738
	Koninklijke KPN NV	3,959,172	15,172
	Bharti Airtel, Ltd.	868,779	15,001
	Tencent Holdings, Ltd.	297,100	14,101
	Nintendo Co., Ltd.	111,300	5,947
			470,262

Energy 3.98%
	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	110,800
	Reliance Industries, Ltd.	1,571,621	58,833
	Schlumberger NV	1,172,369	55,312
	Chevron Corp.	143,573	22,458
	Exxon Mobil Corp.	152,500	17,556
	TotalEnergies SE	218,273	14,548
	EOG Resources, Inc.	110,903	13,959
	Galp Energia, SGPS, SA, Class B	640,186	13,525
	NAC Kazatomprom JSC (GDR)	257,665	10,320
	Cameco Corp. (CAD denominated)	209,198	10,293
	Gazprom PJSC[1,3]	8,346,000	— [4]
	LUKOIL Oil Co. PJSC[3]	246,300	— [4]
			327,604

Consumer staples 3.33%
	Monster Beverage Corp.[1]	852,204	42,568
	Walgreens Boots Alliance, Inc.	2,761,459	33,400
	Costco Wholesale Corp.	35,970	30,574
	British American Tobacco PLC	863,200	26,535
	Carrefour SA, non-registered shares	1,589,000	22,453
	Pernod Ricard SA	164,933	22,445
	Dollar General Corp.	155,180	20,520
	Philip Morris International, Inc.	167,000	16,922
	Keurig Dr Pepper, Inc.	501,530	16,751
	Kweichow Moutai Co., Ltd., Class A	74,500	15,025
	Nestlé SA	134,000	13,678
	Dollar Tree Stores, Inc.[1]	123,184	13,152
			274,023

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)

Materials 2.41%
	Linde PLC	248,153	$108,892
	Amcor PLC (CDI)	3,567,000	35,428
	LyondellBasell Industries NV	199,925	19,125
	First Quantum Minerals, Ltd.	1,128,850	14,828
	DSM-Firmenich AG	93,100	10,483
	Fortescue, Ltd.	659,105	9,416
			198,172

Real estate 0.17%
	CBRE Group, Inc., Class A1	156,366	13,934

Utilities 0.13%
	FirstEnergy Corp.	286,296	10,957
	Total common stocks (cost: $4,863,595,000)		7,943,782
Preferred securities 0.22%
Information technology 0.22%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,658
	Total preferred securities (cost: $10,959,000)		18,658

Short-term securities 3.64%
Money market investments 3.59%
	Capital Group Central Cash Fund 5.37%[5,6]	2,951,865	295,186

Money market investments purchased with collateral from securities on loan 0.05%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[5,7]	4,309,690	4,310
	Total short-term securities (cost: $299,482,000)		299,496
	Total investment securities 100.34% (cost: $5,174,036,000)		8,261,936
	Other assets less liabilities (0.34)%		(28,302)
	Net assets 100.00%		$8,233,634
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.59%
Money market investments 3.59%
Capital Group Central Cash Fund 5.37%[5]	$295,088	$1,572,164	$1,572,062	$(31)	$27	$295,186	$11,421

American Funds Insurance Series	4

Global Growth Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $4,457,000, which represented .05% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.33%		Shares	Value (000)
Industrials 26.37%
	Stericycle, Inc.[1]	1,061,241	$61,690
	International Container Terminal Services, Inc.	9,163,480	54,732
	CBIZ, Inc.[1]	708,466	52,497
	Saia, Inc.[1]	68,952	32,703
	Trelleborg AB, Class B	741,923	28,744
	Hensoldt AG	730,761	26,866
	Sulzer AG	151,412	20,923
	ICF International, Inc.	140,898	20,918
	Cleanaway Waste Management, Ltd.	11,082,998	20,468
	Visional, Inc.[1,2]	453,108	20,343
	Diploma PLC	377,968	19,721
	MISUMI Group, Inc.	1,143,106	19,551
	AZEK Co., Inc. (The), Class A1	443,915	18,702
	UL Solutions, Inc., Class A	433,500	18,289
	Wizz Air Holdings PLC[1]	582,688	16,479
	Interpump Group SpA	365,871	16,185
	Instalco AB	4,098,065	15,657
	Qantas Airways, Ltd.[1]	3,657,608	14,232
	VSE Corp.	151,194	13,347
	Cargotec OYJ, Class B, non-registered shares	162,508	13,063
	NORMA Group SE, non-registered shares	640,303	11,844
	Delhivery Ltd.[1]	2,384,307	11,386
	Alaska Air Group, Inc.[1]	268,976	10,867
	Comfort Systems USA, Inc.	35,109	10,677
	Godrej Industries, Ltd.[1]	1,032,000	10,537
	First Advantage Corp.	653,201	10,497
	Inox Wind, Ltd.	6,118,031	10,318
	IMCD NV	74,492	10,312
	XPO, Inc.[1]	92,617	9,831
	Nexans SA	88,349	9,730
	Carel Industries SpA	524,806	9,723
	LS Electric Co., Ltd.	59,988	9,640
	Fasadgruppen Group AB	1,574,074	9,183
	Dayforce, Inc.[1]	176,930	8,776
	Engcon AB, Class B2	1,070,647	8,768
	Rumo SA	2,272,441	8,423
	KEI Industries, Ltd.	154,935	8,176
	EuroGroup Laminations SpA[2]	1,841,164	8,037
	Applied Industrial Technologies, Inc.	40,766	7,909
	Reliance Worldwide Corp., Ltd.	2,633,607	7,891
	Trex Co., Inc.[1]	102,977	7,633
	GVS SpA[1]	1,021,101	7,172
	TriNet Group, Inc.	69,983	6,998
	Beijer Ref AB, Class B	445,805	6,903
	Burckhardt Compression Holding AG	9,963	6,525
	Addtech AB, Class B	245,222	6,114
	TELUS International (Cda), Inc., subordinate voting shares[1]	1,038,769	6,004
	SIS, Ltd.[1]	1,064,190	5,731
	Daiseki Co., Ltd.	233,700	5,441
	ATS Corp.[1]	159,326	5,156
	Embraer SA1	758,700	4,906
	Alfen NV1	252,591	4,656
	DL E&C Co., Ltd.	177,600	4,159
	Howden Joinery Group PLC	367,287	4,058
	ManpowerGroup, Inc.	57,609	4,021
	Loar Holdings, Inc.[1,2]	71,100	3,797
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	525,900	3,345
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[1,2]	413,400	261
	MonotaRO Co., Ltd.[2]	300,200	3,536
	SPIE SA	89,141	3,243

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	REV Group, Inc.	91,177	$2,269
	Herc Holdings, Inc.	15,514	2,068
	IndiaMart InterMesh, Ltd.	60,563	1,945
	Boyd Group Services, Inc.	7,695	1,445
	McGrath RentCorp[2]	4,607	491
	Ariston Holding NV2	105,809	436
			805,948

Consumer discretionary 16.21%
	Skechers USA, Inc., Class A1	700,000	48,384
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	5,422,969	40,455
	DraftKings, Inc., Class A1	1,000,000	38,170
	CAVA Group, Inc.[1]	318,211	29,514
	Light & Wonder, Inc.[1]	279,658	29,331
	Lands’ End, Inc.[1,3]	2,100,000	28,539
	Thor Industries, Inc.	301,656	28,190
	YETI Holdings, Inc.[1]	466,300	17,789
	Evolution AB	164,961	17,190
	Ollies Bargain Outlet Holdings, Inc.[1]	167,768	16,470
	Ermenegildo Zegna NV2	1,316,123	15,583
	Inchcape PLC	1,645,703	15,489
	Wyndham Hotels & Resorts, Inc.	200,796	14,859
	Zalando SE, non-registered shares[1]	599,581	14,016
	Entain PLC	1,708,574	13,527
	MRF, Ltd.	6,769	10,491
	Boot Barn Holdings, Inc.[1]	79,159	10,206
	Tube Investments of India, Ltd.	176,600	8,962
	Five Below, Inc.[1]	81,296	8,859
	TopBuild Corp.[1]	22,196	8,551
	On Holding AG, Class A1	208,425	8,087
	Chalet Hotels, Ltd.[1]	790,221	7,605
	Shoei Co., Ltd.	563,400	6,885
	Steven Madden, Ltd.	145,406	6,151
	Arhaus, Inc., Class A	343,575	5,820
	Aditya Vision, Ltd.	62,272	3,323
	Aditya Vision, Ltd.[4]	38,441	2,052
	Lottomatica Group SpA	441,449	5,323
	International Game Technology PLC	252,200	5,160
	tonies SE, Class A1	687,000	5,047
	Camping World Holdings, Inc., Class A	276,559	4,939
	Haichang Ocean Park Holdings, Ltd.[1,2]	41,547,000	3,727
	EIH, Ltd.	724,032	3,697
	Smartfit Escola de Ginástica e Dança SA	909,317	3,514
	Sanrio Co., Ltd.	180,100	3,322
	Elior Group SA1	1,153,174	3,246
	First Watch Restaurant Group, Inc.[1,2]	105,725	1,856
	Opmobility	93,246	901
			495,230

Information technology 15.63%
	PAR Technology Corp.[1]	846,492	39,861
	PAR Technology Corp.[1,5]	325,484	15,327
	Maruwa Co., Ltd.	110,901	26,664
	Insight Enterprises, Inc.[1]	118,240	23,454
	GitLab, Inc., Class A1	464,256	23,083
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	21,179
	Confluent, Inc., Class A1	647,799	19,129
	Silicon Laboratories, Inc.[1]	161,697	17,888
	Tokyo Seimitsu Co., Ltd.	223,223	16,958
	Credo Technology Group Holding, Ltd.[1]	520,402	16,622
	Pegasystems, Inc.	268,191	16,234
	eMemory Technology, Inc.	201,430	15,836

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Nordic Semiconductor ASA[1]	1,136,540	$15,152
	Klaviyo, Inc., Class A1	566,791	14,107
	Tanla Platforms, Ltd.	1,220,333	13,734
	Qorvo, Inc.[1]	104,345	12,108
	SUMCO Corp.[2]	822,300	11,943
	Topicus.com, Inc., subordinate voting shares	139,094	11,896
	Kokusai Electric Corp.[2]	401,100	11,822
	Semtech Corp.[1]	383,121	11,448
	INFICON Holding AG	7,397	11,191
	Wolfspeed, Inc.[1]	468,848	10,671
	ALTEN SA, non-registered shares	95,793	10,559
	Softcat PLC	370,983	8,526
	MKS Instruments, Inc.	56,170	7,335
	King Slide Works Co., Ltd.[1]	190,000	7,182
	Smartsheet, Inc., Class A1	149,320	6,582
	HPSP Co., Ltd.	215,585	6,163
	MongoDB, Inc., Class A1	23,300	5,824
	Riken Keiki Co., Ltd.	204,800	5,395
	Bentley Systems, Inc., Class B	102,734	5,071
	Alphawave IP Group PLC[1]	2,612,177	4,734
	BE Semiconductor Industries NV	28,225	4,716
	Xiamen Faratronic Co., Ltd., Class A	384,267	4,025
	Keywords Studios PLC	123,720	3,602
	Aspen Technology, Inc.[1]	17,052	3,387
	ASMPT, Ltd.	240,000	3,345
	Globant SA1	17,730	3,161
	SentinelOne, Inc., Class A1	143,800	3,027
	LEM Holding SA	1,860	2,960
	Unity Software, Inc.[1]	160,503	2,610
	Silvaco Group, Inc.[1,2]	121,785	2,190
	Yotpo, Ltd.[1,5,6]	678,736	964
			477,665

Health care 14.74%
	Haemonetics Corp.[1]	833,183	68,930
	Insulet Corp.[1]	207,210	41,815
	Max Healthcare Institute, Ltd.	2,758,703	31,021
	Ensign Group, Inc. (The)	223,488	27,643
	Bachem Holding AG	231,879	21,312
	Structure Therapeutics, Inc. (ADR)[1]	507,303	19,922
	Masimo Corp.[1]	145,613	18,338
	iRhythm Technologies, Inc.[1]	163,088	17,555
	Ambu AS, Class B, non-registered shares[1]	891,212	17,117
	Vaxcyte, Inc.[1]	216,472	16,346
	CONMED Corp.	233,934	16,216
	Denali Therapeutics, Inc.[1]	672,969	15,626
	ICON PLC[1]	46,061	14,439
	DiaSorin Italia SpA	142,930	14,200
	Glenmark Pharmaceuticals, Ltd.	855,987	12,635
	Hapvida Participações e Investimentos SA1	18,340,235	12,566
	Aster DM Healthcare, Ltd.	2,655,930	11,045
	Integra LifeSciences Holdings Corp.[1]	359,697	10,481
	Encompass Health Corp.	117,866	10,112
	IDEAYA Biosciences, Inc.[1]	285,721	10,032
	Immunovant, Inc.[1]	195,870	5,171
	BridgeBio Pharma, Inc.[1,5]	134,457	3,406
	BridgeBio Pharma, Inc.[1]	68,966	1,747
	LivaNova PLC[1]	93,282	5,114
	Medmix AG	299,727	4,521
	Angelalign Technology, Inc.[2]	547,348	3,979
	Integer Holdings Corp.[1]	33,364	3,863
	Nordhealth AS, Class A1	1,228,343	3,626

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Establishment Labs Holdings, Inc.[1]	73,255	$3,329
	Ocumension Therapeutics[1]	3,095,983	2,715
	Indegene, Ltd.[1,4]	221,331	1,476
	Indegene, Ltd.[1]	69,104	461
	Vimian Group AB (publ)[1,2]	578,147	1,878
	WuXi XDC Cayman, Inc.[1,2]	759,000	1,682
			450,319

Financials 9.66%
	Cholamandalam Investment and Finance Co., Ltd.	2,252,839	38,269
	HDFC Asset Management Co., Ltd.	780,039	37,364
	Eurobank Ergasias Services and Holdings SA	11,977,160	25,933
	Stifel Financial Corp.	271,050	22,809
	IIFL Finance, Ltd.	3,669,495	22,598
	Banco del Bajio, SA	6,505,035	19,737
	Janus Henderson Group PLC	470,000	15,844
	Five-Star Business Finance, Ltd.[1]	1,220,380	11,600
	360 ONE WAM, Ltd.	956,000	11,178
	Vontobel Holding AG	159,480	9,555
	Aditya Birla Capital, Ltd.[1]	2,694,788	7,688
	SiriusPoint, Ltd.[1]	550,000	6,710
	Fukuoka Financial Group, Inc.	250,000	6,709
	Asia Commercial Joint Stock Bank	6,666,205	6,669
	Banc of California, Inc.	494,940	6,325
	Patria Investments, Ltd., Class A	508,200	6,129
	Glacier Bancorp, Inc.	149,091	5,564
	EFG International AG	334,117	4,917
	Lazard, Inc., Class A	123,250	4,706
	Hilltop Holdings, Inc.	150,000	4,692
	Bridgepoint Group PLC	1,670,890	4,660
	AvidXchange Holdings, Inc.[1]	365,286	4,405
	Haci Ömer Sabanci Holding AS	1,148,843	3,393
	Remgro, Ltd.	343,647	2,562
	Discovery, Ltd.	327,356	2,423
	Capitec Bank Holdings, Ltd.	15,161	2,190
	JB Financial Group Co., Ltd.	39,902	423
			295,052

Communication services 4.42%
	Lions Gate Entertainment Corp., Class B1	4,462,841	38,247
	Indosat Tbk PT	38,357,467	25,024
	JCDecaux SE1	976,059	19,110
	Lionsgate Studios Corp.[1]	2,076,844	16,739
	Nexstar Media Group, Inc.	67,878	11,268
	Rightmove PLC	1,581,453	10,687
	Future PLC	725,708	9,645
	Bharti Hexacom, Ltd.[1]	124,501	1,660
	Bharti Hexacom, Ltd.[1,4]	92,729	1,237
	IHS Holding, Ltd.[1,2]	493,000	1,578
			135,195

Materials 3.97%
	Sumitomo Bakelite Co., Ltd.	702,159	20,647
	Nissan Chemical Corp.	457,100	14,446
	Materion Corp.	128,316	13,875
	Lundin Mining Corp.	1,000,000	11,133
	Huhtamäki OYJ	250,000	10,022
	Zeon Corp.	1,100,000	9,151
	Vidrala, SA, non-registered shares	64,918	7,302
	Arcadium Lithium PLC[1]	2,099,779	7,055
	LANXESS AG	282,599	6,939
	Resonac Holdings Co., Ltd.	242,900	5,358

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Cabot Corp.	48,229	$4,432
	Gujarat Fluorochemicals, Ltd.	89,266	3,412
	NV Bekaert SA	53,808	2,252
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,098
	Umicore SA	127,835	1,918
	Alcoa Corp.	35,000	1,392
			121,432

Real estate 2.62%
	Embassy Office Parks REIT	6,652,704	28,284
	Altus Group, Ltd.[2]	340,710	12,582
	Macrotech Developers, Ltd.	442,564	7,971
	ESR-Logos REIT	36,822,373	7,323
	Fibra Uno Administración REIT, SA de CV	5,679,172	6,978
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	5,684
	Mindspace Business Parks REIT	1,250,000	4,991
	Charter Hall Group REIT	587,917	4,352
	PotlatchDeltic Corp. REIT	49,593	1,954
			80,119

Energy 1.57%
	Diamond Offshore Drilling, Inc.[1]	1,142,513	17,698
	Aegis Logistics, Ltd.	1,041,407	10,858
	Weatherford International[1]	55,696	6,820
	Helmerich & Payne, Inc.	167,387	6,049
	Vista Energy, SAB de CV, Class A (ADR)[1]	132,280	6,016
	United Tractors Tbk PT	321,000	431
			47,872

Utilities 1.40%
	Talen Energy Corp.[1]	92,500	10,269
	ENN Energy Holdings, Ltd.	1,205,597	9,927
	ACEN Corp.	101,171,292	8,633
	SembCorp Industries, Ltd.	1,536,800	5,434
	Neoenergia SA	1,393,872	4,630
	Black Hills Corp.	71,061	3,864
			42,757

Consumer staples 0.74%
	Redcare Pharmacy NV, non-registered shares[1]	50,748	6,203
	Kobe Bussan Co., Ltd.	273,900	6,095
	Universal Robina Corp.	2,508,160	4,761
	TreeHouse Foods, Inc.[1]	83,498	3,059
	Bakkafrost P/F	49,682	2,513
			22,631
	Total common stocks (cost: $2,290,967,000)		2,974,220
Preferred securities 0.61%
Information technology 0.55%
	SmartHR, Inc., Series D, preferred shares[1,5,6]	3,006	9,299
	Yotpo, Ltd., Series F, preferred shares[1,5,6]	2,158,609	3,065
	Yotpo, Ltd., Series B, preferred shares[1,5,6]	287,894	409
	Yotpo, Ltd., Series C, preferred shares[1,5,6]	274,070	389
	Yotpo, Ltd., Series A-1, preferred shares[1,5,6]	183,819	261
	Yotpo, Ltd., Series A, preferred shares[1,5,6]	89,605	128
	Yotpo, Ltd., Series C-1, preferred shares[1,5,6]	75,980	108

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Preferred securities (continued)		Shares	Value (000)
Information technology (continued)
	Yotpo, Ltd., Series D, preferred shares[1,5,6]	42,368	$60
	Yotpo, Ltd., Series B-1, preferred shares[1,5,6]	33,838	48
	Outreach Corp., Series G, preferred shares[1,5,6]	154,354	2,913
			16,680

Financials 0.06%
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	400,000	1,920
	Total preferred securities (cost: $27,306,000)		18,600
Short-term securities 3.14%
Money market investments 2.63%
	Capital Group Central Cash Fund 5.37%[3,7]	805,122	80,512

Money market investments purchased with collateral from securities on loan 0.51%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,8]	7,533,953	7,534
	Capital Group Central Cash Fund 5.37%[3,7,8]	49,265	4,926
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,8]	3,041,946	3,042
			15,502
	Total short-term securities (cost: $96,015,000)		96,014
	Total investment securities 101.08% (cost: $2,414,288,000)		3,088,834
	Other assets less liabilities (1.08)%		(33,084)
	Net assets 100.00%		$3,055,750
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$8,463	$28,539	$—
Short-term securities 2.79%
Money market investments 2.63%
Capital Group Central Cash Fund 5.37%[7]	112,453	255,315	287,269	7	6	80,512	2,890
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.37%[7,8]	4,926					4,926	— [9]
Total short-term securities						85,438
Total 3.72%				$7	$8,469	$113,977	$2,890

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp.[1]	3/8/2024	$12,580	$15,327	.50%
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	14,344	9,299.30
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	3,065.10
Yotpo, Ltd.[1,6]	3/16/2021	1,418	964.03
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	409.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	389.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	261.01
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	128.01
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	108.01
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	60	.00 [10]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	48	.00 [10]
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	3,406.11
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,517	2,913.10
Total		$43,338	$36,377	1.19%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $41,131,000, which represented 1.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,765,000, which represented 0.15% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $36,377,000, which represented 1.19% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.67%		Shares	Value (000)
Information technology 23.92%
	Microsoft Corp.	5,261,508	$2,351,631
	NVIDIA Corp.	10,903,359	1,347,001
	Broadcom, Inc.	820,501	1,317,339
	Apple, Inc.	4,098,141	863,151
	Salesforce, Inc.	2,143,447	551,080
	Shopify, Inc., Class A, subordinate voting shares[1]	7,195,403	475,256
	Cloudflare, Inc., Class A1	5,111,309	423,370
	Taiwan Semiconductor Manufacturing Co., Ltd.	7,238,000	215,269
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,184,828	205,935
	ASML Holding NV	203,694	210,150
	ASML Holding NV (ADR)	181,768	185,900
	MicroStrategy, Inc., Class A1,2	226,207	311,596
	Applied Materials, Inc.	1,258,469	296,986
	Synopsys, Inc.[1]	459,300	273,311
	Micron Technology, Inc.	2,006,001	263,849
	Constellation Software, Inc.	63,212	182,138
	Motorola Solutions, Inc.	408,500	157,702
	Adobe, Inc.[1]	264,824	147,120
	Dell Technologies, Inc., Class C	921,002	127,015
	SAP SE	477,361	96,921
	ServiceNow, Inc.[1]	112,779	88,720
	DocuSign, Inc.[1]	1,640,524	87,768
	Wolfspeed, Inc.[1]	2,041,003	46,453
	Unity Software, Inc.[1]	2,625,443	42,690
	RingCentral, Inc., Class A1	1,465,500	41,327
	ASM International NV	52,525	40,008
	Roper Technologies, Inc.	61,350	34,581
	MongoDB, Inc., Class A1	99,000	24,746
	Fair Isaac Corp.[1]	13,994	20,832
	Flex, Ltd.[1]	670,000	19,758
	Atlassian Corp., Class A1	97,462	17,239
	MKS Instruments, Inc.	101,047	13,195
	Stripe, Inc., Class B1,3,4	168,598	4,384
			10,484,421

Communication services 19.84%
	Meta Platforms, Inc., Class A	7,425,244	3,743,957
	Netflix, Inc.[1]	3,022,121	2,039,569
	Alphabet, Inc., Class C	6,594,652	1,209,591
	Alphabet, Inc., Class A	4,309,284	784,936
	Charter Communications, Inc., Class A1	1,020,153	304,985
	Snap, Inc., Class A, nonvoting shares[1]	14,000,000	232,540
	Frontier Communications Parent, Inc.[1]	4,298,912	112,546
	Take-Two Interactive Software, Inc.[1]	492,195	76,531
	Pinterest, Inc., Class A1	1,652,216	72,813
	Comcast Corp., Class A	1,343,725	52,620
	T-Mobile US, Inc.	265,000	46,688
	Electronic Arts, Inc.	133,146	18,551
			8,695,327

Health care 14.97%
	Regeneron Pharmaceuticals, Inc.[1]	895,033	940,707
	Intuitive Surgical, Inc.[1]	2,058,000	915,501
	Eli Lilly and Co.	755,720	684,214
	Vertex Pharmaceuticals, Inc.[1]	1,384,508	648,947
	UnitedHealth Group, Inc.	1,232,278	627,550
	Alnylam Pharmaceuticals, Inc.[1]	2,043,063	496,464
	Thermo Fisher Scientific, Inc.	411,071	227,322
	Boston Scientific Corp.[1]	2,784,352	214,423
	Novo Nordisk AS, Class B	1,392,492	198,926
	HCA Healthcare, Inc.	535,904	172,175
	Moderna, Inc.[1]	1,200,000	142,500

13	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Centene Corp.[1]	2,042,755	$135,435
	QIAGEN NV1	2,651,780	108,962
	Abbott Laboratories	997,405	103,640
	Danaher Corp.	408,661	102,104
	DexCom, Inc.[1]	850,000	96,373
	Sarepta Therapeutics, Inc.[1]	548,342	86,638
	Mettler-Toledo International, Inc.[1]	57,256	80,020
	NovoCure, Ltd.[1]	3,865,163	66,210
	Ascendis Pharma AS (ADR)[1]	444,896	60,675
	AstraZeneca PLC	343,952	53,621
	Guardant Health, Inc.[1]	1,705,050	49,242
	Molina Healthcare, Inc.[1]	159,150	47,315
	Insmed, Inc.[1]	606,606	40,643
	Bristol-Myers Squibb Co.	944,357	39,219
	Exact Sciences Corp.[1]	920,029	38,871
	Align Technology, Inc.[1]	143,900	34,742
	Verily Life Sciences, LLC[1,3,4]	300,178	31,351
	Veeva Systems, Inc., Class A1	166,698	30,507
	BioNTech SE (ADR)[1]	309,473	24,869
	IQVIA Holdings, Inc.[1]	105,500	22,307
	Amgen, Inc.	55,569	17,363
	CRISPR Therapeutics AG1	262,678	14,187
	McKesson Corp.	15,119	8,830
	Biohaven, Ltd.[1]	65,550	2,275
			6,564,128

Consumer discretionary 12.21%
	Tesla, Inc.[1]	7,656,300	1,515,029
	Amazon.com, Inc.[1]	3,964,578	766,155
	Royal Caribbean Cruises, Ltd.[1]	2,278,615	363,280
	DoorDash, Inc., Class A1	3,000,000	326,340
	Chipotle Mexican Grill, Inc.[1]	3,809,000	238,634
	Airbnb, Inc., Class A1	1,480,898	224,548
	Home Depot, Inc.	565,000	194,496
	Tractor Supply Co.	665,000	179,550
	Hermès International	61,000	140,404
	D.R. Horton, Inc.	941,600	132,700
	Booking Holdings, Inc.	32,488	128,701
	Amadeus IT Group SA, Class A, non-registered shares	1,846,641	122,886
	Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	114,524
	Aramark	3,218,114	109,480
	Evolution AB	1,012,589	105,521
	NIKE, Inc., Class B	1,347,886	101,590
	O’Reilly Automotive, Inc.[1]	79,800	84,274
	Floor & Decor Holdings, Inc., Class A1	792,300	78,762
	YUM! Brands, Inc.	451,544	59,811
	Burlington Stores, Inc.[1]	181,389	43,533
	Aptiv PLC[1]	584,134	41,135
	Churchill Downs, Inc.	208,489	29,105
	Polaris, Inc.	371,000	29,053
	Flutter Entertainment PLC[1]	154,604	28,194
	Five Below, Inc.[1]	252,000	27,460
	Wayfair, Inc., Class A1	514,000	27,103
	Helen of Troy, Ltd.[1]	269,597	25,002
	TopBuild Corp.[1]	53,811	20,732
	Salvatore Ferragamo SpA	2,174,477	18,360
	Hilton Worldwide Holdings, Inc.	78,119	17,046
	YETI Holdings, Inc.[1]	372,600	14,215
	Caesars Entertainment, Inc.[1]	356,300	14,159

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Skyline Champion Corp.[1]	186,640	$12,645
	Service Corp. International	155,236	11,042
	DraftKings, Inc., Class A1	166,681	6,362
			5,351,831

Industrials 10.92%
	TransDigm Group, Inc.	733,363	936,952
	General Electric Co.	2,810,266	446,748
	Uber Technologies, Inc.[1]	6,127,000	445,310
	Carrier Global Corp.	4,484,703	282,895
	United Rentals, Inc.	316,113	204,440
	Ingersoll-Rand, Inc.	2,141,709	194,553
	Eaton Corp. PLC	551,178	172,822
	Ryanair Holdings PLC (ADR)	1,466,022	170,704
	Ryanair Holdings PLC	96,554	1,685
	Caterpillar, Inc.	499,375	166,342
	Jacobs Solutions, Inc.	1,102,200	153,988
	Equifax, Inc.	616,955	149,587
	Quanta Services, Inc.	572,626	145,499
	Boeing Co.[1]	609,759	110,982
	MTU Aero Engines AG	430,587	110,091
	Airbus SE, non-registered shares	770,328	106,217
	United Airlines Holdings, Inc.[1]	1,924,540	93,648
	Old Dominion Freight Line, Inc.	490,000	86,534
	Republic Services, Inc.	437,004	84,927
	Genpact, Ltd.	2,636,874	84,881
	FTAI Aviation, Ltd.	820,915	84,743
	Dayforce, Inc.[1]	1,586,142	78,673
	Southwest Airlines Co.	2,515,000	71,954
	Core & Main, Inc., Class A1	1,293,294	63,294
	ITT, Inc.	343,000	44,309
	Northrop Grumman Corp.	94,803	41,329
	HEICO Corp.	179,400	40,116
	TransUnion	458,081	33,971
	GE Vernova, Inc.[1]	192,016	32,933
	Canadian Pacific Kansas City, Ltd.	376,000	29,602
	XPO, Inc.[1]	263,564	27,977
	Dun & Bradstreet Holdings, Inc.	2,339,500	21,664
	FedEx Corp.	68,327	20,487
	Saia, Inc.[1]	37,514	17,793
	Safran SA	64,065	13,478
	Paylocity Holding Corp.[1]	95,655	12,612
	Willscot Mobile Mini Holdings Corp., Class A1	76,371	2,875
	Einride AB1,3,4	78,648	2,674
			4,789,289

Financials 6.96%
	Visa, Inc., Class A	2,761,359	724,774
	Bank of America Corp.	7,760,600	308,639
	KKR & Co., Inc.	2,878,557	302,939
	Fiserv, Inc.[1]	1,833,900	273,325
	Mastercard, Inc., Class A	614,033	270,887
	Blackstone, Inc.	1,315,765	162,892
	Toast, Inc., Class A1	5,953,559	153,423
	Apollo Asset Management, Inc.	1,286,147	151,855
	Marsh & McLennan Companies, Inc.	403,461	85,017
	Brookfield Corp., Class A	1,763,605	73,260
	Affirm Holdings, Inc., Class A1	1,999,051	60,391
	Block, Inc., Class A1	920,219	59,345
	Blue Owl Capital, Inc., Class A	3,123,772	55,447
	Truist Financial Corp.	1,350,366	52,462
	Ryan Specialty Holdings, Inc., Class A	870,000	50,382

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Progressive Corp.	241,257	$50,112
	UBS Group AG	1,535,000	44,932
	Capital One Financial Corp.	313,000	43,335
	Ares Management Corp., Class A	310,500	41,383
	Intercontinental Exchange, Inc.	188,000	25,735
	MSCI, Inc.	47,348	22,810
	Aon PLC, Class A	65,600	19,259
	Arch Capital Group, Ltd.[1]	159,854	16,128
	Discover Financial Services	26,400	3,453
			3,052,185

Energy 3.75%
	Halliburton Co.	11,600,000	391,848
	Schlumberger NV	6,356,000	299,876
	EOG Resources, Inc.	1,969,064	247,846
	Canadian Natural Resources, Ltd. (CAD denominated)	6,443,281	229,510
	Cenovus Energy, Inc. (CAD denominated)	9,017,019	177,236
	MEG Energy Corp.[1]	6,251,958	133,763
	EQT Corp.	1,676,328	61,991
	Tourmaline Oil Corp.	1,080,400	49,003
	ConocoPhillips	313,568	35,866
	New Fortress Energy, Inc., Class A2	829,000	18,222
			1,645,161

Consumer staples 2.65%
	Costco Wholesale Corp.	287,855	244,674
	Performance Food Group Co.[1]	3,559,500	235,318
	Dollar General Corp.	1,701,791	225,028
	Target Corp.	900,000	133,236
	Dollar Tree Stores, Inc.[1]	1,048,471	111,945
	Philip Morris International, Inc.	711,723	72,119
	Constellation Brands, Inc., Class A	206,399	53,102
	Monster Beverage Corp.[1]	866,500	43,282
	Keurig Dr Pepper, Inc.	903,000	30,160
	Celsius Holdings, Inc.[1]	197,664	11,285
			1,160,149

Materials 1.52%
	Wheaton Precious Metals Corp.	2,252,500	118,076
	ATI, Inc.[1]	2,086,140	115,677
	Linde PLC	261,960	114,951
	Grupo México, SAB de CV, Series B	19,156,155	103,042
	Royal Gold, Inc.	599,000	74,971
	Franco-Nevada Corp.	340,400	40,359
	Albemarle Corp.	372,000	35,533
	Vulcan Materials Co.	130,000	32,328
	Glencore PLC	5,275,000	30,077
			665,014

Utilities 0.78%
	Constellation Energy Corp.	989,351	198,137
	PG&E Corp.	8,221,738	143,552
			341,689

Real estate 0.15%
	Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	55,590
	CoStar Group, Inc.[1]	143,416	10,633
			66,223
	Total common stocks (cost: $19,726,136,000)		42,815,417

American Funds Insurance Series	16

Growth Fund (continued)
Preferred securities 0.27%		Shares	Value (000)
Information technology 0.24%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	$71,847
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,369
	PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	30,267
	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,751
			106,234

Industrials 0.03%
	ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,4,5]	153,713	5,027
	ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,4,5]	42,272	1,382
	Einride AB, Series C, preferred shares[1,3,4]	110,647	3,762
			10,171
	Total preferred securities (cost: $104,084,000)		116,405
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	— [6]

Industrials 0.00%
	ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3,4]	31,704	— [6]
	Total rights & warrants (cost: $0)		— [6]
Convertible stocks 0.01%
Materials 0.01%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	6,005
	Total convertible stocks (cost: $6,435,000)		6,005
Short-term securities 2.23%
Money market investments 2.15%
	Capital Group Central Cash Fund 5.37%[7,8]	9,409,715	940,971

Money market investments purchased with collateral from securities on loan 0.08%
	Capital Group Central Cash Fund 5.37%[7,8,9]	240,324	24,032
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,092,847	8,093
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,9]	2,999,820	3,000
			35,125
	Total short-term securities (cost: $976,040,000)		976,096
	Total investment securities 100.18% (cost: $20,812,695,000)		43,913,923
	Other assets less liabilities (0.18)%		(79,268)
	Net assets 100.00%		$43,834,655

17	American Funds Insurance Series

Growth Fund (continued)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.15%
Capital Group Central Cash Fund 5.37%[7]	$588,273	$2,478,043	$2,125,362	$(28)	$45	$940,971	$27,383
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.37%[7,9]	5,032	19,000 [10]				24,032	— [11]
Total 2.20%				$(28)	$45	$965,003	$27,383
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$71,847	.17%
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,384.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,369	.00 [12]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	31,351.07
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	30,267.07
Einride AB, Series C, preferred shares[1,3]	11/23/2022-2/21/2024	3,762	3,762.01
Einride AB1,3	2/1/2023	2,674	2,674	.00 [12]
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,5]	10/22/2021	10,452	5,027.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,5]	12/14/2023	1,382	1,382	.00 [12]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3]	12/14/2023	— [6]	— [6]	.00 [12]
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,751.01
Total		$150,524	$154,814	.35%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $38,162,000, which represented .09% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $154,814,000, which represented .35% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

American Funds Insurance Series	18

International Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.42%		Shares	Value (000)
Industrials 17.53%
	Recruit Holdings Co., Ltd.	3,812,162	$205,166
	Airbus SE, non-registered shares	1,387,973	191,382
	Siemens AG	569,990	106,012
	Techtronic Industries Co., Ltd.	7,983,000	91,156
	Melrose Industries PLC	12,204,660	85,233
	Safran SA	395,229	83,151
	Diploma PLC	1,289,802	67,299
	MTU Aero Engines AG	229,720	58,734
	Ashtead Group PLC	795,298	52,990
	Rolls-Royce Holdings PLC[1]	8,817,090	50,966
	Volvo AB, Class B	1,865,267	47,851
	Kingspan Group PLC	496,546	42,070
	International Container Terminal Services, Inc.	6,806,450	40,654
	Daikin Industries, Ltd.	290,700	40,158
	Schneider Electric SE	94,008	22,431
	Rumo SA	5,353,005	19,841
	Thales SA	92,053	14,791
	Shenzhen Inovance Technology Co., Ltd., Class A	1,661,517	11,729
	Grab Holdings, Ltd., Class A1	3,032,099	10,764
	Deutsche Post AG	253,300	10,249
	NIBE Industrier AB, Class B	1,820,442	7,674
	Airports of Thailand PCL, foreign registered shares	4,083,600	6,414
	Larsen & Toubro, Ltd.	121,773	5,159
			1,271,874

Information technology 14.14%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,339,000	188,531
	SAP SE	807,953	164,043
	SK hynix, Inc.	813,514	137,964
	Shopify, Inc., Class A, subordinate voting shares[1]	2,005,603	132,470
	Samsung Electronics Co., Ltd.	1,568,557	92,178
	ASML Holding NV	66,028	68,121
	Renesas Electronics Corp.	1,975,500	37,299
	NICE, Ltd. (ADR)[1]	200,311	34,448
	Constellation Software, Inc.	11,144	32,110
	NXP Semiconductors NV	96,785	26,044
	Fujitsu, Ltd.	1,430,200	22,471
	Lasertec Corp.	86,000	19,430
	Tata Consultancy Services, Ltd.	407,049	19,000
	OBIC Co., Ltd.	134,500	17,369
	Keyence Corp.	34,000	15,000
	Disco Corp.	19,400	7,434
	NEC Corp.	79,411	6,493
	Canva, Inc.[1,2,3]	4,819	5,140
			1,025,545

Health care 12.89%
	Novo Nordisk AS, Class B	2,869,107	409,870
	Daiichi Sankyo Co., Ltd.	9,339,308	326,256
	UCB SA	340,362	50,441
	Sanofi	399,983	38,447
	AstraZeneca PLC	222,892	34,748
	Eurofins Scientific SE, non-registered shares	510,470	25,379
	Grifols, SA, Class A, non-registered shares[1]	2,252,585	18,851
	Insulet Corp.[1]	46,653	9,414
	Ambu AS, Class B, non-registered shares[1]	480,488	9,229
	bioMérieux SA	79,847	7,554
	WuXi AppTec Co., Ltd., Class H	920,200	3,449
	WuXi AppTec Co., Ltd., Class A	288,960	1,558
			935,196

19	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)		Shares	Value (000)

Materials 12.07%
	Glencore PLC	38,713,759	$220,737
	First Quantum Minerals, Ltd.	14,456,903	189,898
	Fortescue, Ltd.	9,297,560	132,825
	Ivanhoe Mines, Ltd., Class A1	4,152,270	53,571
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	47,417
	Shin-Etsu Chemical Co., Ltd.	1,525,800	59,348
	Rio Tinto PLC	607,516	39,990
	Anglo American PLC	1,244,014	39,130
	DSM-Firmenich AG	241,889	27,238
	Arkema SA	189,600	16,393
	Air Liquide SA	67,630	11,643
	Antofagasta PLC	387,237	10,268
	Grupo México, SAB de CV, Series B	1,803,200	9,699
	BASF SE	193,532	9,352
	Akzo Nobel NV	127,802	7,771
			875,280

Consumer discretionary 11.15%
	MercadoLibre, Inc.[1]	106,035	174,258
	adidas AG	481,188	114,842
	Maruti Suzuki India, Ltd.	447,149	64,324
	LVMH Moët Hennessy-Louis Vuitton SE	79,464	61,024
	Flutter Entertainment PLC[1]	329,610	60,108
	Evolution AB	549,600	57,273
	Ferrari NV (EUR denominated)	131,030	53,573
	Meituan, Class B1	2,607,700	36,946
	Sony Group Corp.	350,000	29,740
	Compagnie Financière Richemont SA, Class A	187,402	29,248
	Kering SA	77,668	28,235
	NEXT PLC	183,512	20,985
	Entain PLC	2,326,058	18,416
	PUMA SE, non-registered shares	276,959	12,729
	Zalando SE, non-registered shares[1]	467,567	10,930
	Sands China, Ltd.[1]	4,798,000	9,996
	Fast Retailing Co., Ltd.	33,500	8,499
	Galaxy Entertainment Group, Ltd.	1,820,000	8,477
	Hermès International	2,060	4,741
	Coupang, Inc., Class A1	205,714	4,310
			808,654

Financials 10.71%
	Nu Holdings Ltd., Class A1	14,180,495	182,787
	Banco Bilbao Vizcaya Argentaria, SA	10,041,451	100,177
	Aegon, Ltd.	10,831,321	66,872
	ING Groep NV	3,485,121	59,716
	AIA Group, Ltd.	8,508,476	57,696
	NatWest Group PLC	14,661,543	57,510
	Kotak Mahindra Bank, Ltd.	2,427,514	52,212
	Axis Bank, Ltd.	2,541,749	38,514
	Bajaj Finserv, Ltd.	1,272,550	24,212
	HDFC Bank, Ltd. (ADR)	207,750	13,364
	HDFC Bank, Ltd.	532,601	10,759
	FinecoBank SpA	1,183,344	17,634
	3i Group PLC	399,600	15,410
	Jio Financial Services, Ltd.[1]	3,024,434	12,948
	Bajaj Finance, Ltd.	151,942	12,936
	Bank Mandiri (Persero) Tbk PT	27,858,000	10,403
	Mizuho Financial Group, Inc.	452,800	9,482
	Bank Central Asia Tbk PT	13,486,900	8,136
	B3 SA - Brasil, Bolsa, Balcao	4,413,000	8,084

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	KB Financial Group, Inc.	135,354	$7,675
	ICICI Bank, Ltd.	485,000	6,966
	Futu Holdings, Ltd. (ADR)[1]	52,123	3,420
			776,913

Energy 6.89%
	Reliance Industries, Ltd.	7,089,341	265,388
	Canadian Natural Resources, Ltd. (CAD denominated)	2,882,289	102,667
	Cenovus Energy, Inc. (CAD denominated)	4,716,328	92,703
	TotalEnergies SE	315,209	21,008
	Neste OYJ	777,534	13,789
	Shell PLC (GBP denominated)	125,376	4,506
			500,061

Communication services 5.05%
	Bharti Airtel, Ltd.	8,901,433	153,703
	Bharti Airtel, Ltd., interim shares	271,584	3,387
	Tencent Holdings, Ltd.	1,786,123	84,771
	Universal Music Group NV	2,138,913	63,404
	NetEase, Inc.	1,659,900	31,691
	Ubisoft Entertainment SA1	800,864	17,589
	Singapore Telecommunications, Ltd.	5,800,500	11,731
			366,276

Consumer staples 4.15%
	JBS SA1	12,787,767	73,820
	Danone SA	871,867	53,210
	Kweichow Moutai Co., Ltd., Class A	216,732	43,711
	Ajinomoto Co., Inc.	1,100,100	38,722
	Treasury Wine Estates, Ltd.	3,801,466	31,518
	Kobe Bussan Co., Ltd.	965,600	21,487
	Suntory Beverage & Food, Ltd.[4]	322,200	11,437
	Avenue Supermarts, Ltd.[1]	186,878	10,569
	Seven & i Holdings Co., Ltd.	764,200	9,308
	Barry Callebaut AG (Switzerland)	4,464	7,275
			301,057

Utilities 1.14%
	ENN Energy Holdings, Ltd.	5,578,460	45,932
	Engie SA	1,099,626	15,662
	E.ON SE	1,023,903	13,419
	SembCorp Industries, Ltd.	2,195,700	7,763
			82,776

Real estate 0.70%
	ESR Group, Ltd.	21,411,800	28,087
	Mitsui Fudosan Co., Ltd.	1,467,900	13,502
	Ayala Land, Inc.	18,147,800	8,827
			50,416
	Total common stocks (cost: $4,941,324,000)		6,994,048
Preferred securities 0.36%
Consumer discretionary 0.21%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	199,755	14,851

Financials 0.10%
	Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,588

21	American Funds Insurance Series

International Fund (continued)
Preferred securities (continued)		Shares	Value (000)

Health care 0.04%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,223

Information technology 0.01%
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	450
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	19
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
			470
	Total preferred securities (cost: $35,361,000)		26,132
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
	Total rights & warrants (cost: $0)		— [5]

Short-term securities 3.51%
Money market investments 3.51%
	Capital Group Central Cash Fund 5.37%[6,7]	2,547,039	254,704
	Total short-term securities (cost: $254,706,000)		254,704
	Total investment securities 100.29% (cost: $5,231,391,000)		7,274,884
	Other assets less liabilities (0.29)%		(20,968)
	Net assets 100.00%		$7,253,916
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 5.37%[6]	$202,026	$962,313	$909,613	$(19)	$(3)	$254,704	$6,516
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$47,417	.65%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	5,140.07
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	450.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	19	.00 [8]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [8]
Total		$41,929	$53,027	.73%

American Funds Insurance Series	22

International Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $53,027,000, which represented .73% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $9,093,000, which represented .13% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

23	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2024unaudited

Common stocks 91.00%		Shares	Value (000)
Information technology 16.46%
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,555,269	$135,480
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,625	1,673
	Microsoft Corp.	228,056	101,930
	NVIDIA Corp.	465,601	57,520
	Broadcom, Inc.	30,144	48,397
	ASML Holding NV	35,752	36,885
	Samsung Electronics Co., Ltd.	372,411	21,885
	Synopsys, Inc.[1]	33,525	19,949
	SK hynix, Inc.	115,019	19,506
	Keyence Corp.	41,300	18,221
	SAP SE	81,541	16,556
	SAP SE (ADR)	5,124	1,033
	Capgemini SE	62,869	12,453
	ASM International NV	15,819	12,049
	Tokyo Electron, Ltd.	44,500	9,772
	Apple, Inc.	45,477	9,578
	Coforge, Ltd.	110,380	7,234
	Disco Corp.	16,100	6,169
	MediaTek, Inc.	139,000	5,942
	Applied Materials, Inc.	23,020	5,432
	eMemory Technology, Inc.	65,000	5,110
	E Ink Holdings, Inc.	597,000	4,656
	TDK Corp.	63,700	3,893
	Tata Consultancy Services, Ltd.	79,474	3,710
	Globant SA1	18,965	3,381
	EPAM Systems, Inc.[1]	16,583	3,119
	Advantech Co., Ltd.	269,000	3,060
	Wolfspeed, Inc.[1]	120,200	2,736
	Micron Technology, Inc.	20,352	2,677
	Oracle Corp.	9,736	1,375
	NICE, Ltd. (ADR)[1]	7,618	1,310
	Intel Corp.	41,006	1,270
	Lasertec Corp.	4,572	1,033
	Hamamatsu Photonics KK	35,400	955
	Accenture PLC, Class A	3,145	954
	Canva, Inc.[1,2,3]	385	411
			587,314

Financials 15.78%
	Nu Holdings Ltd., Class A1	3,094,881	39,893
	Banco Bilbao Vizcaya Argentaria, SA	3,402,208	33,941
	AIA Group, Ltd.	4,696,600	31,847
	PB Fintech, Ltd.[1]	1,727,215	28,861
	Capitec Bank Holdings, Ltd.	182,361	26,341
	Bank Central Asia Tbk PT	40,916,923	24,684
	Bank Mandiri (Persero) Tbk PT	65,132,000	24,323
	Mastercard, Inc., Class A	53,392	23,554
	HDFC Bank, Ltd.	1,081,219	21,841
	Kotak Mahindra Bank, Ltd.	978,081	21,037
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,843,044	17,475
	Axis Bank, Ltd.	1,112,512	16,857
	Cholamandalam Investment and Finance Co., Ltd.	941,517	15,994
	XP, Inc., Class A	872,035	15,339
	Visa, Inc., Class A	53,344	14,001
	AU Small Finance Bank, Ltd.	1,677,617	13,476
	Eurobank Ergasias Services and Holdings SA	5,452,369	11,805
	Shriram Finance, Ltd.	325,656	11,352
	B3 SA - Brasil, Bolsa, Balcao	5,866,855	10,747
	ICICI Bank, Ltd. (ADR)	178,177	5,133
	ICICI Bank, Ltd.	314,605	4,519
	S&P Global, Inc.	18,291	8,158
	Discovery, Ltd.	1,001,935	7,417

American Funds Insurance Series	24

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bank of the Philippine Islands	3,590,328	$7,295
	Canara Bank	5,058,160	7,230
	Bajaj Finserv, Ltd.	363,565	6,917
	Power Finance Corp., Ltd.[1]	1,180,473	6,848
	Grupo Financiero Banorte, SAB de CV, Series O	877,970	6,841
	National Bank of Greece SA1	790,899	6,596
	Hong Kong Exchanges and Clearing, Ltd.	205,400	6,544
	Bajaj Finance, Ltd.	65,590	5,584
	Aon PLC, Class A	18,358	5,390
	Erste Group Bank AG	112,765	5,341
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,383,296	3,547
	Commercial International Bank - Egypt (CIB) SAE	719,163	1,159
	HSBC Holdings PLC (GBP denominated)	515,437	4,461
	REC, Ltd.	654,212	4,115
	Bank Rakyat Indonesia (Persero) Tbk PT	13,813,800	3,854
	Edenred SA	88,127	3,718
	Alpha Services and Holdings SA1	2,252,753	3,678
	BDO Unibank, Inc.	1,661,870	3,638
	Bank of Baroda	1,100,331	3,629
	Kaspi.kz JSC (ADR)	28,095	3,625
	China Merchants Bank Co., Ltd., Class H	766,500	3,481
	DBS Group Holdings, Ltd.	119,340	3,145
	Brookfield Corp., Class A	71,275	2,961
	Moody’s Corp.	7,024	2,957
	Banco BTG Pactual SA, units	503,543	2,784
	Akbank TAS	1,328,305	2,607
	China Construction Bank Corp., Class H	3,240,000	2,393
	BNP Paribas SA	36,217	2,321
	Max Financial Services, Ltd.[1]	190,118	2,208
	Jio Financial Services, Ltd.[1]	370,072	1,584
	Bank of Ningbo Co., Ltd., Class A	437,700	1,329
	East Money Information Co., Ltd., Class A	901,027	1,308
	Haci Ömer Sabanci Holding AS	412,704	1,219
	Prudential PLC	108,552	985
	Emirates NBD Bank PJSC	196,305	881
	Société Générale	31,778	742
	TISCO Financial Group PCL, foreign registered shares	281,800	733
	China Pacific Insurance (Group) Co., Ltd., Class H	255,200	622
	Moscow Exchange MICEX-RTS PJSC[2]	438,203	— [4]
	Sberbank of Russia PJSC[2]	2,662,164	— [4]
			562,865

Industrials 10.95%
	Airbus SE, non-registered shares	303,101	41,793
	International Container Terminal Services, Inc.	4,925,980	29,422
	Safran SA	133,021	27,986
	Techtronic Industries Co., Ltd.	1,517,000	17,322
	Rumo SA	4,258,067	15,783
	Copa Holdings, SA, Class A	164,342	15,642
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	869,119	13,595
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,248	1,441
	Rolls-Royce Holdings PLC[1]	2,365,175	13,672
	Larsen & Toubro, Ltd.	293,200	12,422
	Shenzhen Inovance Technology Co., Ltd., Class A	1,581,274	11,162
	Daikin Industries, Ltd.	76,600	10,582
	Carrier Global Corp.	162,961	10,280
	TransDigm Group, Inc.	7,771	9,928
	Airports of Thailand PCL, foreign registered shares	6,283,500	9,870
	General Electric Co.	61,193	9,728
	Mitsui & Co., Ltd.	383,200	8,741
	BAE Systems PLC	513,078	8,567
	Contemporary Amperex Technology Co., Ltd., Class A	329,425	8,138

25	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Schneider Electric SE	28,231	$6,736
	IMCD NV	46,917	6,495
	Wizz Air Holdings PLC[1]	214,193	6,058
	Siemens AG	31,592	5,876
	ZTO Express (Cayman), Inc., Class A (ADR)	278,207	5,773
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,194,123	5,768
	Caterpillar, Inc.	16,719	5,569
	Boeing Co.[1]	27,229	4,956
	Grab Holdings, Ltd., Class A1	1,368,510	4,858
	Thales SA	28,985	4,657
	CCR SA, ordinary nominative shares	2,180,359	4,540
	SMC Corp.	9,100	4,345
	InPost SA1	239,071	4,195
	DSV A/S	27,186	4,160
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	639,264	4,099
	Interpump Group SpA	84,813	3,752
	Ayala Corp.	371,770	3,686
	Weichai Power Co., Ltd., Class H	976,000	1,860
	Weichai Power Co., Ltd., Class A	780,400	1,745
	MISUMI Group, Inc.	174,600	2,986
	Bureau Veritas SA	102,855	2,839
	Leonardo SpA	115,560	2,694
	GT Capital Holdings, Inc.	218,150	2,304
	Ingersoll-Rand, Inc.	24,129	2,192
	SM Investments Corp.	154,590	2,186
	Astra International Tbk PT	7,835,919	2,129
	Shanghai International Airport Co., Ltd., Class A1	396,500	1,760
	Hitachi, Ltd.	71,500	1,612
	Epiroc AB, Class B	72,448	1,322
	Embraer SA1	146,300	946
	Centre Testing International Group Co., Ltd.	643,296	892
	Legrand SA	8,580	855
	Haitian International Holdings, Ltd.	197,146	562
	Veralto Corp.	— [4]	— [4]
			390,481

Consumer discretionary 10.65%
	MercadoLibre, Inc.[1]	33,577	55,180
	LVMH Moët Hennessy-Louis Vuitton SE	48,128	36,960
	Trip.com Group, Ltd. (ADR)[1]	609,981	28,669
	Trip.com Group, Ltd.[1]	26,750	1,267
	Midea Group Co., Ltd., Class A	2,275,068	20,202
	Eicher Motors, Ltd.	312,279	17,455
	Meituan, Class B1	1,209,700	17,139
	Galaxy Entertainment Group, Ltd.	3,295,000	15,348
	adidas AG	54,990	13,124
	Compagnie Financière Richemont SA, Class A	75,839	11,836
	BYD Co., Ltd., Class A1	178,108	6,119
	BYD Co., Ltd., Class H	176,500	5,238
	Jumbo SA	364,761	10,466
	Titan Co., Ltd.	217,886	8,867
	Maruti Suzuki India, Ltd.	60,040	8,637
	H World Group, Ltd. (ADR)	251,137	8,368
	H World Group, Ltd.	47,700	159
	YUM! Brands, Inc.	60,957	8,074
	Hilton Worldwide Holdings, Inc.	35,293	7,701
	Shenzhou International Group Holdings, Ltd.	736,700	7,209
	Evolution AB	63,993	6,669
	Ferrari NV (EUR denominated)	15,419	6,304
	Tesla, Inc.[1]	29,809	5,899
	Hermès International	2,386	5,492
	Naspers, Ltd., Class N	24,555	4,786

American Funds Insurance Series	26

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Sands China, Ltd.[1]	2,291,600	$4,774
	Industria de Diseño Textil, SA	94,901	4,690
	Alibaba Group Holding, Ltd. (ADR)	40,360	2,906
	Alibaba Group Holding, Ltd.	168,672	1,516
	TVS Motor Co., Ltd.	152,648	4,315
	Amadeus IT Group SA, Class A, non-registered shares	61,547	4,096
	Kering SA	10,404	3,782
	Mahindra & Mahindra, Ltd.	109,980	3,767
	Stellantis NV	163,669	3,219
	Li Ning Co., Ltd.	1,266,655	2,679
	Suzuki Motor Corp.	227,300	2,631
	China Tourism Group Duty Free Corp., Ltd., Class H5	394,952	2,414
	Airbnb, Inc., Class A1	15,833	2,401
	Tube Investments of India, Ltd.	40,897	2,075
	Aptiv PLC[1]	28,249	1,989
	General Motors Co.	42,308	1,966
	Bharat Forge, Ltd.	90,789	1,812
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	230,090	1,716
	Booking Holdings, Inc.	382	1,513
	NIKE, Inc., Class B	19,852	1,496
	Renault SA	28,126	1,434
	Shangri-La Asia, Ltd.	1,954,000	1,343
	Magazine Luiza SA1	595,887	1,284
	Inchcape PLC	101,227	953
	Zhongsheng Group Holdings, Ltd.	518,500	757
	Cyrela Brazil Realty SA, ordinary nominative shares	201,625	680
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	631
			380,007

Health care 10.18%
	Novo Nordisk AS, Class B	580,598	82,942
	Eli Lilly and Co.	54,575	49,411
	Max Healthcare Institute, Ltd.	3,456,744	38,870
	AstraZeneca PLC	208,188	32,456
	Thermo Fisher Scientific, Inc.	49,309	27,268
	Laurus Labs, Ltd.	2,068,421	10,484
	Abbott Laboratories	97,925	10,175
	BeiGene, Ltd. (ADR)[1]	67,796	9,672
	BeiGene, Ltd.[1]	42,200	463
	Innovent Biologics, Inc.[1]	2,028,873	9,568
	Danaher Corp.	36,009	8,997
	Rede D’Or Sao Luiz SA	1,813,576	8,824
	Jiangsu Hengrui Medicine Co., Ltd., Class A1	1,656,888	8,767
	Aspen Pharmacare Holdings, Ltd.	545,396	6,995
	EssilorLuxottica SA	28,897	6,200
	Hypera SA, ordinary nominative shares	984,819	5,056
	Revvity, Inc.	47,284	4,958
	Mankind Pharma, Ltd.[1]	165,835	4,212
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	102,500	4,109
	WuXi AppTec Co., Ltd., Class H	855,900	3,208
	WuXi AppTec Co., Ltd., Class A	161,019	868
	Zoetis, Inc., Class A	20,648	3,580
	OdontoPrev SA	1,457,766	2,962
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	175,530	2,852
	Zai Lab, Ltd. (ADR)[1,5]	156,069	2,705
	Mettler-Toledo International, Inc.[1]	1,535	2,145
	Siemens Healthineers AG	37,235	2,145
	Align Technology, Inc.[1]	8,344	2,015
	Alcon, Inc.	22,171	1,973
	Legend Biotech Corp. (ADR)[1]	44,278	1,961
	Illumina, Inc.[1]	14,693	1,534
	Medtronic PLC	15,457	1,217

27	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Asahi Intecc Co., Ltd.	76,600	$1,078
	Straumann Holding AG	8,668	1,067
	Lupin, Ltd.[1]	49,541	963
	Angelalign Technology, Inc.	88,406	643
	WuXi Biologics (Cayman), Inc.[1]	298,500	438
	Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	164
	CanSino Biologics, Inc., Class H1,5	61,521	154
	GRAIL, Inc.[1]	2,448	38
	GE HealthCare Technologies, Inc.	— [4]	— [4]
			363,137

Communication services 8.75%
	Tencent Holdings, Ltd.	1,621,251	76,946
	Alphabet, Inc., Class A	162,765	29,647
	Alphabet, Inc., Class C	146,286	26,832
	Meta Platforms, Inc., Class A	108,267	54,590
	Bharti Airtel, Ltd.	2,193,574	37,877
	Bharti Airtel, Ltd., interim shares	61,951	773
	NetEase, Inc.	1,057,400	20,188
	NetEase, Inc. (ADR)	23,644	2,260
	MTN Group, Ltd.	2,922,467	13,569
	América Móvil, SAB de CV, Class B (ADR)	538,156	9,149
	Telefónica, SA, non-registered shares	1,783,779	7,556
	Netflix, Inc.[1]	10,302	6,953
	Telkom Indonesia (Persero) Tbk PT, Class B	35,586,000	6,753
	Indus Towers, Ltd.[1]	955,570	4,302
	Singapore Telecommunications, Ltd.	1,876,100	3,794
	Vodafone Group PLC	3,990,134	3,515
	Informa PLC	186,372	2,018
	Vodafone Idea, Ltd.[1]	8,957,264	1,910
	JCDecaux SE1	75,052	1,469
	TIM SA	498,106	1,415
	Saudi Telecom Co., non-registered shares	44,520	445
			311,961

Consumer staples 6.75%
	Kweichow Moutai Co., Ltd., Class A	195,370	39,403
	ITC, Ltd.	4,563,649	23,157
	Varun Beverages, Ltd.	953,627	18,554
	Nestlé SA	142,447	14,541
	Arca Continental, SAB de CV	1,112,766	10,912
	Bunge Global SA	92,660	9,893
	Monster Beverage Corp.[1]	192,453	9,613
	JBS SA1	1,656,568	9,563
	Constellation Brands, Inc., Class A	32,921	8,470
	Avenue Supermarts, Ltd.[1]	149,667	8,465
	Ajinomoto Co., Inc.	230,299	8,106
	Carlsberg A/S, Class B	63,645	7,617
	Dino Polska SA, non-registered shares[1]	63,165	6,353
	Kao Corp.[5]	151,100	6,139
	KT&G Corp.	90,585	5,792
	Anheuser-Busch InBev SA/NV	92,550	5,346
	British American Tobacco PLC	159,363	4,899
	Budweiser Brewing Co., APAC, Ltd.	4,133,100	4,866
	Shoprite Holdings, Ltd.	274,334	4,262
	Pernod Ricard SA	29,727	4,045
	United Spirits, Ltd.	255,890	3,919
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,027,176	3,507
	Uni-Charm Corp.	109,300	3,502
	Tsingtao Brewery Co., Ltd., Class H	475,634	3,169
	Philip Morris International, Inc.	29,107	2,949
	L’Oréal SA, non-registered shares	5,458	2,400

American Funds Insurance Series	28

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Dabur India, Ltd.	309,986	$2,234
	WH Group, Ltd.	2,961,000	1,948
	Danone SA	30,623	1,869
	JD Health International, Inc.[1]	663,450	1,803
	Barry Callebaut AG (Switzerland)	660	1,076
	Wuliangye Yibin Co., Ltd., Class A1	47,971	845
	Mondelez International, Inc., Class A	11,362	744
	Reckitt Benckiser Group PLC	11,580	625
			240,586

Materials 6.36%
	First Quantum Minerals, Ltd.	2,579,376	33,881
	Freeport-McMoRan, Inc.	685,576	33,319
	Linde PLC	46,332	20,331
	Vale SA, ordinary nominative shares	737,869	8,213
	Vale SA (ADR), ordinary nominative shares	559,941	6,254
	APL Apollo Tubes, Ltd.	621,870	11,545
	Jindal Steel & Power, Ltd.	774,403	9,655
	Barrick Gold Corp.	574,012	9,575
	Glencore PLC	1,562,596	8,910
	Amcor PLC (CDI)	845,294	8,395
	Sika AG	28,997	8,254
	Grupo México, SAB de CV, Series B	1,467,800	7,895
	Albemarle Corp.	62,894	6,008
	Givaudan SA	1,257	5,963
	Shin-Etsu Chemical Co., Ltd.	140,400	5,461
	Southern Copper Corp.	48,648	5,241
	Asian Paints, Ltd.	140,896	4,919
	Tata Steel, Ltd.	2,361,679	4,910
	Nutrien, Ltd. (CAD denominated)[5]	70,551	3,592
	Zijin Mining Group Co., Ltd., Class H	1,526,000	3,194
	Anhui Conch Cement Co., Ltd., Class H	1,185,000	2,822
	Gerdau SA (ADR)	851,567	2,810
	Loma Negra Compania Industrial Argentina SA (ADR)[1]	377,121	2,549
	Shandong Sinocera Functional Material Co., Ltd., Class A	799,500	1,964
	Arkema SA	22,359	1,933
	Fresnillo PLC	266,535	1,896
	DSM-Firmenich AG	14,805	1,667
	BASF SE	31,883	1,541
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	230,007	1,470
	Akzo Nobel NV	24,034	1,461
	Antofagasta PLC	45,109	1,196
	OCI NV	2,725	67
	Alrosa PJSC[2]	1,123,215	— [4]
			226,891

Energy 2.43%
	TotalEnergies SE	395,528	26,362
	Reliance Industries, Ltd.	580,979	21,749
	New Fortress Energy, Inc., Class A5	301,785	6,633
	Exxon Mobil Corp.	55,370	6,374
	Schlumberger NV	111,302	5,251
	Cheniere Energy, Inc.	29,614	5,178
	Chevron Corp.	32,824	5,134
	Vista Energy, SAB de CV, Class A (ADR)[1]	64,664	2,941
	Shell PLC (GBP denominated)	59,216	2,128
	Borr Drilling, Ltd. (NOK denominated)	161,879	1,040
	Borr Drilling, Ltd.[1]	156,383	1,009
	Galp Energia, SGPS, SA, Class B	82,092	1,734
	INPEX Corp.[5]	42,400	626
	Saudi Arabian Oil Co.	54,835	405

29	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	$270
	Gazprom PJSC[1,2]	945,858	— [4]
	Rosneft Oil Co. PJSC[2]	588,661	— [4]
			86,834

Real estate 1.74%
	Macrotech Developers, Ltd.	2,136,509	38,480
	China Resources Mixc Lifestyle Services, Ltd.	1,720,200	5,697
	Fibra Uno Administración REIT, SA de CV	4,598,444	5,650
	KE Holdings, Inc., Class A (ADR)	339,115	4,799
	CK Asset Holdings, Ltd.	923,500	3,457
	American Tower Corp. REIT	9,397	1,827
	ALLOS SA, ordinary nominative shares	390,474	1,475
	Longfor Group Holdings, Ltd.	399,346	547
	Ayala Land, Inc.	87,800	43
			61,975

Utilities 0.95%
	ENN Energy Holdings, Ltd.	1,693,905	13,948
	Equatorial Energia SA, ordinary nominative shares	1,824,334	10,016
	Equatorial Energia SA, subscription receipts[1]	28,068	156
	Power Grid Corporation of India, Ltd.	1,151,593	4,545
	Engie SA	277,981	3,959
	AES Corp.	79,278	1,393
			34,017
	Total common stocks (cost: $2,188,853,000)		3,246,068
Preferred securities 0.69%
Financials 0.27%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,367,365	7,985
	Itaú Unibanco Holding SA, preferred nominative shares	301,179	1,746
			9,731

Real estate 0.17%
	QuintoAndar, Ltd., Series E, preference shares[1,2,3]	32,657	4,780
	QuintoAndar, Ltd., Series E-1, preference shares[1,2,3]	8,400	1,230
			6,010

Consumer discretionary 0.15%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	72,473	5,388
	Getir BV, Series D, preferred shares[1,2,3]	7,768	— [4]
			5,388

Information technology 0.10%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	78,747	3,616
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	34	37
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	1	1
			3,654
	Total preferred securities (cost: $30,556,000)		24,783
Rights & warrants 0.03%
Consumer discretionary 0.03%
	Midea Group Co., Ltd., warrants, expire 3/19/2025[1,6]	128,407	1,140
	Total rights & warrants (cost: $1,092,000)		1,140

American Funds Insurance Series	30

New World Fund (continued)
Convertible stocks 0.01%	Shares	Value (000)
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	$266
Total convertible stocks (cost: $286,000)		266
Bonds, notes & other debt instruments 3.45%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.92%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD200	165
Angola (Republic of) 9.50% 11/12/2025	400	407
Angola (Republic of) 8.25% 5/9/2028	900	848
Angola (Republic of) 8.00% 11/26/2029[6]	445	401
Angola (Republic of) 8.75% 4/14/2032[6]	280	248
Argentine Republic 1.00% 7/9/2029	32	18
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]	2,217	934
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[7]	1,091	501
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,454	959
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL12,699	2,186
Brazil (Federative Republic of) 6.00% 5/15/2027[8]	27,282	4,826
Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	748
Brazil (Federative Republic of) 6.00% 8/15/2032[8]	4,941	859
Brazil (Federative Republic of) 10.00% 1/1/2033	27,237	4,326
Brazil (Federative Republic of) 6.00% 8/15/2050[8]	5,525	932
Chile (Republic of) 5.30% 11/1/2037	CLP480,000	471
Chile (Republic of) 4.34% 3/7/2042	USD350	303
China (Peoples Republic of) 2.27% 5/25/2034	CNY6,100	844
China (Peoples Republic of) 2.57% 5/20/2054	4,000	567
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	27,780	4,014
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	25,030	4,263
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,472
Colombia (Republic of) 3.25% 4/22/2032	USD700	538
Colombia (Republic of) 8.00% 11/14/2035	200	206
Colombia (Republic of) 5.20% 5/15/2049	755	534
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,784,100	362
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	476
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[8]	6,870	513
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,013,400	807
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	135
Czech Republic 1.95% 7/30/2037	CZK17,900	593
Dominican Republic 8.625% 4/20/2027[6]	USD575	596
Dominican Republic 5.50% 2/22/2029[6]	275	266
Dominican Republic 11.375% 7/6/2029	DOP12,800	230
Dominican Republic 7.05% 2/3/2031[6]	USD150	155
Dominican Republic 13.625% 2/3/2033	DOP9,000	180
Dominican Republic 5.875% 1/30/2060	USD1,725	1,468
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR200	171
Egypt (Arab Republic of) 7.625% 5/29/2032	USD200	164
Egypt (Arab Republic of) 8.50% 1/31/2047	400	297
Egypt (Arab Republic of) 8.875% 5/29/2050	755	577
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	357
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[9]	440	319
Gabonese Republic 7.00% 11/24/2031	950	717
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	576
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	660
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,298
Honduras (Republic of) 5.625% 6/24/2030	283	242
Honduras (Republic of) 5.625% 6/24/2030[6]	281	240
Hungary (Republic of) 6.25% 9/22/2032[6]	330	341
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF160,000	435
India (Republic of) 7.32% 11/13/2030	INR39,150	476
India (Republic of) 6.54% 1/17/2032	81,680	952

31	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
India (Republic of) 7.18% 7/24/2037	INR44,040	$535
Indonesia (Republic of) 6.625% 2/17/2037	USD300	335
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR23,910,000	1,438
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	788
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	333
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,654
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	38,157,000	2,262
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	8,552,000	540
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	34,690,000	2,123
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	725
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	7,686	1,784
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	450
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	232
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	1,821	377
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	247
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	957
Mongolia (State of) 4.45% 7/7/2031	300	253
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	256
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,079
Nigeria (Republic of) 7.625% 11/21/2025[6]	358	359
Nigeria (Republic of) 7.625% 11/21/2025	342	343
Oman (Sultanate of) 6.75% 1/17/2048	285	291
Panama (Republic of) 3.75% 4/17/2026	100	94
Panama (Republic of) 4.50% 4/16/2050	200	135
Panama (Republic of) 6.853% 3/28/2054	590	542
Panama (Republic of) 7.875% 3/1/2057	1,400	1,461
Panama (Republic of) 4.50% 1/19/2063	200	128
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	183
Peru (Republic of) 6.55% 3/14/2037	360	386
Peru (Republic of) 2.78% 12/1/2060	100	56
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	347
Philippines (Republic of) 6.375% 10/23/2034	145	159
Philippines (Republic of) 3.95% 1/20/2040	500	425
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,131
Poland (Republic of) 4.875% 10/4/2033	USD560	547
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN7,680	1,813
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,403
Romania 2.00% 1/28/2032	EUR1,375	1,152
Romania 5.25% 5/30/2032	450	470
Romania 2.00% 4/14/2033	300	242
Romania 5.625% 5/30/2037	390	403
Romania 5.125% 6/15/2048[6]	USD500	417
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	698
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	990	967
Senegal (Republic of) 4.75% 3/13/2028	EUR600	595
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	490
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	53,447	2,464
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	551
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	52,108	2,425
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,412
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	431
Thailand (Kingdom of) 3.45% 6/17/2043	18,658	523
Turkey (Republic of) 12.60% 10/1/2025	TRY40,595	938
Turkey (Republic of) 9.875% 1/15/2028	USD200	220
Turkey (Republic of) 17.30% 7/19/2028	TRY67,970	1,561
Turkey (Republic of) 11.875% 1/15/2030	USD500	628
Turkey (Republic of) 4.875% 4/16/2043	655	465
Ukraine 7.75% 9/1/2029[9]	1,728	540
United Mexican States 4.75% 3/8/2044	800	644
United Mexican States 3.75% 4/19/2071	200	121

American Funds Insurance Series	32

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	United Mexican States, Series M, 7.50% 6/3/2027	MXN16,460	$838
	United Mexican States, Series M20, 8.50% 5/31/2029	34,418	1,772
	United Mexican States, Series M, 7.75% 5/29/2031	73,381	3,578
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,825
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,804
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,144
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	1,058
	United Mexican States, Series S, 4.00% 10/29/2054[8]	15,685	718
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD75	11
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	930	142
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	805	115
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	800	134
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	180	29
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	230	40
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	65	10
			104,226
Corporate bonds, notes & loans 0.53%
Energy 0.13%
	Oleoducto Central SA 4.00% 7/14/2027[6]	255	237
	Oleoducto Central SA 4.00% 7/14/2027	200	185
	Petrobras Global Finance BV 6.85% 6/5/2115	59	52
	Petroleos Mexicanos 7.19% 9/12/2024	MXN22,000	1,189
	Petroleos Mexicanos 6.49% 1/23/2027	USD2,585	2,483
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	179
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	446
			4,771

Materials 0.10%
	Braskem Idesa SAPI 7.45% 11/15/2029	975	795
	Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	244
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	355	363
	CSN Resources SA 8.875% 12/5/2030[6]	400	398
	Sasol Financing USA, LLC 8.75% 5/3/2029[3]	1,100	1,120
			3,533

Financials 0.09%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	709
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/ 2033)[6,7]	340	351
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	263
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	558
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]	600	650
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	628
			3,159

Communication services 0.07%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	730
	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,226
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	237
	PLDT, Inc. 2.50% 1/23/2031	210	177
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	380	249
			2,619

33	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.05%
	Aegea Finance SARL 9.00% 1/20/2031[6]		USD275	$286
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]		270	235
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]		412	356
	Eskom Holdings SOC, Ltd. 8.45% 8/10/2028		490	494
	Greenko Dutch BV 3.85% 3/29/2026[6]		182	172
	Greenko Dutch BV 3.85% 3/29/2026		182	172
				1,715

Consumer discretionary 0.04%
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	263
	Meituan 3.05% 10/28/2030[6]		400	345
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]		345	342
	MercadoLibre, Inc. 3.125% 1/14/2031		400	339
	Sands China, Ltd. 4.375% 6/18/2030		220	203
				1,492

Consumer staples 0.02%
	NBM US Holdings, Inc. 7.00% 5/14/2026[3]		200	200
	NBM US Holdings, Inc. 6.625% 8/6/2029[3]		420	416
				616

Industrials 0.02%
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]		335	335
	Mexico City Airport Trust 4.25% 10/31/2026		200	193
				528

Health care 0.01%
	Rede D’Or Finance SARL 4.50% 1/22/2030		480	433
	Total corporate bonds, notes & loans			18,866
	Total bonds, notes & other debt instruments (cost: $132,049,000)			123,092
Short-term securities 4.12%			Shares
Money market investments 3.88%
	Capital Group Central Cash Fund 5.37%[10,11]		1,385,246	138,525

Money market investments purchased with collateral from securities on loan 0.19%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[10,12]		6,722,363	6,722
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[10,12]		6,889	7
				6,729
		Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
	Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	856
	Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	49
	Nigeria (Republic of) 2/20/2025	17.782	113,775	65
	Nigeria (Republic of) 2/25/2025	18.036	346,521	199

American Funds Insurance Series	34

New World Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 3/6/2025	17.801%	NGN389,048	$221
Nigeria (Republic of) 3/13/2025	17.900	151,700	86
Nigeria (Republic of) 3/27/2025	18.586	221,188	124
			1,600
Total short-term securities (cost: $146,928,000)			146,854
Total investment securities 99.30% (cost: $2,499,764,000)			3,542,203
Other assets less liabilities 0.70%			25,094
Net assets 100.00%			$3,567,297
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	115	10/3/2024	USD23,485	$34
5 Year Euro-Bobl Futures	Long	17	9/10/2024	2,120	17
10 Year Euro-Bund Futures	Short	16	9/10/2024	(2,255)	(27)
10 Year Ultra U.S. Treasury Note Futures	Short	56	9/30/2024	(6,358)	(38)
20 Year U.S. Treasury Bond Futures	Long	4	9/30/2024	473	(6)
					$(20)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	199	PLN	800	Barclays Bank PLC	7/1/2024	$— [4]
PLN	800	USD	202	Barclays Bank PLC	7/1/2024	(4)
USD	1,058	CNH	7,653	UBS AG	7/9/2024	9
CNH	508	USD	70	HSBC Bank	7/9/2024	— [4]
HUF	21,785	USD	59	BNP Paribas	7/9/2024	— [4]
HUF	18,327	USD	49	Morgan Stanley	7/9/2024	— [4]
HUF	425,110	USD	1,167	Standard Chartered Bank	7/9/2024	(15)
TRY	21,350	USD	637	Barclays Bank PLC	7/10/2024	9
USD	120	EUR	110	JPMorgan Chase	7/10/2024	2
USD	483	EUR	450	Barclays Bank PLC	7/10/2024	1
CZK	1,350	USD	58	Bank of America	7/10/2024	— [4]
PLN	250	USD	62	Goldman Sachs	7/10/2024	— [4]
USD	70	TRY	2,330	BNP Paribas	7/10/2024	(1)
PLN	2,169	USD	548	BNP Paribas	7/10/2024	(10)
USD	918	ZAR	17,141	Morgan Stanley	7/10/2024	(23)
CZK	20,535	USD	908	Standard Chartered Bank	7/10/2024	(30)
INR	6,595	USD	79	Bank of America	7/11/2024	— [4]
USD	3,888	MYR	18,240	JPMorgan Chase	7/12/2024	20
USD	133	MYR	625	Standard Chartered Bank	7/12/2024	— [4]
MYR	843	USD	179	JPMorgan Chase	7/12/2024	— [4]
MXN	4,629	USD	261	Morgan Stanley	7/12/2024	(9)
USD	397	BRL	2,100	Citibank	7/15/2024	22

35	American Funds Insurance Series

New World Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
IDR	4,241,092	USD	258	HSBC Bank	7/15/2024	$1
MXN	4,200	USD	228	BNP Paribas	7/17/2024	1
MXN	15,876	USD	866	Goldman Sachs	7/17/2024	(1)
USD	1,620	MXN	30,285	Morgan Stanley	7/17/2024	(31)
EUR	156	USD	168	BNP Paribas	7/22/2024	(1)
USD	839	EUR	785	Barclays Bank PLC	7/22/2024	(3)
USD	759	ZAR	13,774	Goldman Sachs	7/24/2024	3
USD	870	EUR	810	Citibank	7/24/2024	2
USD	89	ZAR	1,605	Goldman Sachs	7/24/2024	2
USD	165	ZAR	2,995	Bank of New York Mellon	7/24/2024	1
CZK	13,725	USD	591	BNP Paribas	7/24/2024	(4)
USD	858	TRY	29,135	Barclays Bank PLC	7/24/2024	(9)
USD	80	THB	2,940	Citibank	7/25/2024	— [4]
USD	943	EUR	882	Morgan Stanley	7/25/2024	(2)
USD	36	CLP	33,408	Morgan Stanley	7/30/2024	— [4]
USD	124	IDR	2,028,485	Standard Chartered Bank	7/30/2024	— [4]
INR	29,292	USD	351	Standard Chartered Bank	7/30/2024	— [4]
USD	70	INR	5,840	Citibank	7/30/2024	— [4]
BRL	5,020	USD	910	Citibank	7/30/2024	(15)
BRL	6,610	USD	1,210	JPMorgan Chase	7/30/2024	(32)
PLN	800	USD	199	Barclays Bank PLC	8/5/2024	— [4]
USD	192	MXN	3,615	Barclays Bank PLC	9/20/2024	(3)
TRY	20,295	USD	516	Barclays Bank PLC	9/23/2024	49
USD	579	MXN	10,570	Citibank	9/27/2024	9
USD	838	MXN	15,605	Morgan Stanley	9/27/2024	(2)
						$(64)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(6)	$—	$(6)
9.7175%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN7,650	3	—	3
9.5995%	28-day	28-day MXN-TIIE	28-day	6/21/2029	MXN20,349	3	—	3
SOFR	Annual	3.8835%	Annual	6/28/2034	USD334	1	—	1
						$1	$—	$1
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.568657%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL6,315	$(9)	$—	$(9)
11.5675%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL6,045	(7)	—	(7)
11.91%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL3,508	(7)	—	(7)

American Funds Insurance Series	36

New World Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL4,534	$(56)	$—	$(56)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL5,311	(90)	—	(90)
11.2144181%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL2,233	(28)	—	(28)
							$(197)	$—	$(197)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.88%
Money market investments 3.88%
Capital Group Central Cash Fund 5.37%[10]	$135,440	$455,568	$452,493	$19	$(9)	$138,525	$4,142
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$4,780	.13%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,230.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	1,113	1,120.03
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	407	416.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	194	200.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	411.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	37	.00 [13]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [13]
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	— [4]	.00 [13]
Total		$12,904	$8,195	.23%

37	American Funds Insurance Series

New World Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,195,000, which represented .23% of the net assets of the fund.

[4]	Amount less than one thousand.
[5]
All or a portion of this security was on loan. The total value of all such securities was $14,933,000, which represented .42% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,781,000, which represented .30% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 6/30/2024.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.00%		Shares	Value (000)
Information technology 21.86%
	Broadcom, Inc.	435,470	$699,160
	Microsoft Corp.	1,538,699	687,722
	Apple, Inc.	1,123,388	236,608
	ASML Holding NV (ADR)	164,238	167,971
	Applied Materials, Inc.	399,451	94,267
	SAP SE (ADR)	462,757	93,343
	Motorola Solutions, Inc.	158,697	61,265
	Oracle Corp.	351,403	49,618
	NVIDIA Corp.	391,250	48,335
	KLA Corp.	53,955	44,486
	Texas Instruments, Inc.	202,747	39,440
	Intel Corp.	1,081,737	33,501
	Synopsys, Inc.[1]	43,818	26,074
	ASM International NV (ADR)	28,085	21,460
	Accenture PLC, Class A	68,718	20,850
	Salesforce, Inc.	77,101	19,823
	Cadence Design Systems, Inc.[1]	41,414	12,745
	NetApp, Inc.	95,194	12,261
	Analog Devices, Inc.	26,645	6,082
			2,375,011

Health care 15.59%
	Eli Lilly and Co.	367,975	333,157
	UnitedHealth Group, Inc.	635,126	323,444
	AbbVie, Inc.	939,446	161,134
	AstraZeneca PLC (ADR)	1,418,825	110,654
	Abbott Laboratories	853,882	88,727
	CVS Health Corp.	1,465,059	86,527
	Gilead Sciences, Inc.	1,259,365	86,405
	Danaher Corp.	296,600	74,106
	Vertex Pharmaceuticals, Inc.[1]	156,991	73,585
	Merck & Co., Inc.	543,888	67,333
	Elevance Health, Inc.	101,066	54,764
	Pfizer, Inc.	1,884,841	52,738
	Amgen, Inc.	140,500	43,899
	Novo Nordisk AS, Class B (ADR)	237,042	33,835
	Humana, Inc.	83,622	31,245
	Bristol-Myers Squibb Co.	718,110	29,823
	Johnson & Johnson	128,490	18,780
	Molina Healthcare, Inc.[1]	31,097	9,245
	Zoetis, Inc., Class A	49,598	8,598
	Regeneron Pharmaceuticals, Inc.[1]	6,091	6,402
			1,694,401

Financials 15.48%
	Marsh & McLennan Companies, Inc.	1,172,805	247,133
	JPMorgan Chase & Co.	869,645	175,894
	Visa, Inc., Class A	433,679	113,828
	BlackRock, Inc.	135,304	106,528
	Mastercard, Inc., Class A	224,767	99,158
	Chubb, Ltd.	358,050	91,331
	Blackstone, Inc.	640,871	79,340
	KKR & Co., Inc.	748,264	78,747
	Wells Fargo & Co.	1,320,787	78,442
	CME Group, Inc., Class A	366,656	72,085
	Discover Financial Services	430,110	56,263
	Arthur J. Gallagher & Co.	210,691	54,634
	Morgan Stanley	527,975	51,314
	Apollo Asset Management, Inc.	421,124	49,722
	Capital One Financial Corp.	327,672	45,366
	S&P Global, Inc.	91,216	40,682
	Aon PLC, Class A	103,858	30,491

39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bank of America Corp.	728,984	$28,992
	Truist Financial Corp.	681,651	26,482
	Intercontinental Exchange, Inc.	191,725	26,245
	American Express Co.	85,165	19,720
	Brookfield Asset Management, Ltd., Class A	493,148	18,764
	Goldman Sachs Group, Inc.	38,770	17,536
	Fifth Third Bancorp	457,601	16,698
	Nasdaq, Inc.	244,038	14,706
	Canadian Imperial Bank of Commerce	290,915	13,830
	Carlyle Group, Inc. (The)	287,865	11,558
	PNC Financial Services Group, Inc.	71,969	11,190
	MSCI, Inc.	10,656	5,134
			1,681,813

Industrials 10.73%
	RTX Corp.	1,260,932	126,585
	General Electric Co.	777,220	123,555
	Caterpillar, Inc.	340,993	113,585
	Northrop Grumman Corp.	225,609	98,354
	Union Pacific Corp.	330,872	74,863
	Paychex, Inc.	519,589	61,602
	L3Harris Technologies, Inc.	243,427	54,669
	CSX Corp.	1,494,108	49,978
	Equifax, Inc.	170,599	41,363
	ABB, Ltd. (ADR)	675,987	37,659
	Johnson Controls International PLC	550,553	36,595
	Boeing Co.[1]	197,303	35,911
	Carrier Global Corp.	526,468	33,210
	Deere & Co.	63,329	23,662
	PACCAR, Inc.	217,238	22,363
	FedEx Corp.	72,386	21,704
	BAE Systems PLC (ADR)	287,080	19,191
	Ingersoll-Rand, Inc.	198,747	18,054
	Waste Connections, Inc.	101,840	17,859
	Southwest Airlines Co.	602,398	17,235
	3M Co.	153,046	15,640
	Delta Air Lines, Inc.	321,899	15,271
	TransUnion	191,637	14,212
	Veralto Corp.	147,987	14,128
	Republic Services, Inc.	71,086	13,815
	Waste Management, Inc.	56,915	12,142
	HEICO Corp.	46,818	10,469
	Honeywell International, Inc.	46,268	9,880
	Broadridge Financial Solutions, Inc.	47,192	9,297
	United Parcel Service, Inc., Class B	66,914	9,157
	Lockheed Martin Corp.	18,718	8,743
	Lennox International, Inc.	8,982	4,805
			1,165,556

Consumer staples 7.87%
	Philip Morris International, Inc.	1,984,592	201,099
	Keurig Dr Pepper, Inc.	3,298,857	110,182
	Constellation Brands, Inc., Class A	380,100	97,792
	Altria Group, Inc.	1,226,579	55,871
	Procter & Gamble Co.	290,365	47,887
	Mondelez International, Inc., Class A	697,782	45,663
	Dollar General Corp.	338,252	44,727
	Target Corp.	238,143	35,255
	Kraft Heinz Co. (The)	1,021,784	32,922
	Costco Wholesale Corp.	33,105	28,139
	General Mills, Inc.	362,380	22,924
	Sysco Corp.	308,324	22,011

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	British American Tobacco PLC (ADR)	701,402	$21,694
	Church & Dwight Co., Inc.	189,242	19,620
	Danone (ADR)	1,594,470	19,548
	Kimberly-Clark Corp.	100,074	13,830
	Nestlé SA (ADR)	127,701	13,083
	Bunge Global SA	80,582	8,604
	Kenvue, Inc.	391,528	7,118
	Reckitt Benckiser Group PLC (ADR)	645,548	7,062
			855,031

Consumer discretionary 6.34%
	Home Depot, Inc.	382,694	131,738
	YUM! Brands, Inc.	928,961	123,050
	Darden Restaurants, Inc.	472,453	71,492
	Royal Caribbean Cruises, Ltd.[1]	438,724	69,946
	General Motors Co.	1,156,695	53,740
	TJX Companies, Inc.	345,160	38,002
	McDonald’s Corp.	146,543	37,345
	Tractor Supply Co.	109,274	29,504
	NIKE, Inc., Class B	388,859	29,308
	Marriott International, Inc., Class A	97,630	23,604
	Vail Resorts, Inc.	110,037	19,821
	D.R. Horton, Inc.	117,911	16,617
	Starbucks Corp.	189,822	14,778
	Lennar Corp., Class A	62,894	9,426
	Chipotle Mexican Grill, Inc.[1]	130,550	8,179
	Amazon.com, Inc.[1]	33,975	6,566
	Polaris, Inc.	52,835	4,137
	Advance Auto Parts, Inc.	31,181	1,975
			689,228

Communication services 5.27%
	Alphabet, Inc., Class C	971,985	178,282
	Alphabet, Inc., Class A	417,657	76,076
	Comcast Corp., Class A	4,890,481	191,511
	Meta Platforms, Inc., Class A	141,343	71,268
	Electronic Arts, Inc.	123,936	17,268
	Verizon Communications, Inc.	407,342	16,799
	Walt Disney Co. (The)	157,832	15,671
	Deutsche Telekom AG (ADR)	236,620	5,960
			572,835

Energy 4.87%
	Exxon Mobil Corp.	1,169,736	134,660
	EOG Resources, Inc.	863,963	108,747
	Canadian Natural Resources, Ltd.	2,217,826	78,955
	Chevron Corp.	433,717	67,842
	Halliburton Co.	1,855,073	62,664
	Schlumberger NV	794,578	37,488
	TC Energy Corp.	538,275	20,401
	ConocoPhillips	122,350	13,994
	HF Sinclair Corp.	93,211	4,972
			529,723

Utilities 3.27%
	Sempra	1,149,215	87,409
	Constellation Energy Corp.	423,180	84,750
	Southern Co. (The)	921,284	71,464
	FirstEnergy Corp.	1,404,723	53,759
	Public Service Enterprise Group, Inc.	265,164	19,543

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	CenterPoint Energy, Inc.	539,250	$16,706
	Entergy Corp.	119,743	12,812
	NextEra Energy, Inc.	125,161	8,863
			355,306

Materials 2.62%
	Linde PLC	172,994	75,912
	Celanese Corp.	462,269	62,355
	Corteva, Inc.	712,123	38,412
	Wheaton Precious Metals Corp.	432,077	22,650
	Nucor Corp.	119,279	18,856
	Rio Tinto PLC (ADR)	271,564	17,904
	LyondellBasell Industries NV	155,020	14,829
	Freeport-McMoRan, Inc.	271,830	13,211
	Mosaic Co.	362,193	10,467
	H.B. Fuller Co.	90,381	6,956
	Royal Gold, Inc.	28,262	3,537
			285,089

Real estate 2.10%
	Welltower, Inc. REIT	848,714	88,479
	Extra Space Storage, Inc. REIT	416,185	64,679
	Equinix, Inc. REIT	42,576	32,213
	American Tower Corp. REIT	120,641	23,450
	Prologis, Inc. REIT	174,167	19,561
			228,382
	Total common stocks (cost: $6,949,928,000)		10,432,375
Convertible stocks 0.03%
Financials 0.03%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,543
	Total convertible stocks (cost: $2,700,000)		3,543
Short-term securities 3.86%
Money market investments 3.86%
	Capital Group Central Cash Fund 5.37%[2,3]	4,192,299	419,230
	Total short-term securities (cost: $419,195,000)		419,230
	Total investment securities 99.89% (cost: $7,371,823,000)		10,855,148
	Other assets less liabilities 0.11%		12,216
	Net assets 100.00%		$10,867,364
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 5.37%[2]	$329,850	$819,532	$730,158	$(5)	$11	$419,230	$9,616

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Investments in affiliates3 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[2]	$629		$$629 [4]	$	$	$—	$— [5]
Total 3.86%				$(5)	$11	$419,230	$9,616

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Represents net activity. Refer to Note 5 for more information on securities lending.
[5]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

43	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.16%		Shares	Value (000)
Information technology 22.51%
	Broadcom, Inc.	50,340	$80,822
	Microsoft Corp.	171,149	76,495
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,168,772	64,502
	Apple, Inc.	177,479	37,381
	ASML Holding NV	26,498	27,338
	ASML Holding NV (ADR)	9,561	9,778
	NVIDIA Corp.	134,641	16,633
	Tokyo Electron, Ltd.	60,100	13,198
	Capgemini SE	53,910	10,678
	Salesforce, Inc.	35,935	9,239
	Samsung Electronics Co., Ltd.	139,329	8,188
	Texas Instruments, Inc.	39,595	7,702
	Accenture PLC, Class A	24,623	7,471
	MediaTek, Inc.	119,094	5,091
	Applied Materials, Inc.	19,589	4,623
	Dell Technologies, Inc., Class C	33,347	4,599
	Oracle Corp.	30,909	4,364
	Micron Technology, Inc.	32,523	4,278
	Shopify, Inc., Class A, subordinate voting shares[1]	63,344	4,184
	EPAM Systems, Inc.[1]	21,455	4,036
	Seagate Technology Holdings PLC	35,575	3,674
	Intel Corp.	114,111	3,534
	Keyence Corp.	7,800	3,441
	Synopsys, Inc.[1]	5,182	3,084
	Arista Networks, Inc.[1]	7,827	2,743
	SAP SE	11,663	2,368
	GlobalWafers Co., Ltd.	126,000	2,084
	Constellation Software, Inc.	613	1,766
	Elastic NV, non-registered shares[1]	12,667	1,443
	Advantech Co., Ltd.	95,098	1,082
	Fujitsu, Ltd.	63,800	1,002
	Delta Electronics, Inc.	74,000	879
	International Business Machines Corp.	4,903	848
	Disco Corp.	2,100	805
	Wolfspeed, Inc.[1]	12,732	290
			429,643

Industrials 13.68%
	General Electric Co.	173,170	27,529
	Airbus SE, non-registered shares	127,270	17,549
	BAE Systems PLC	834,872	13,940
	Carrier Global Corp.	216,587	13,662
	Safran SA	60,205	12,666
	Siemens AG	61,723	11,480
	Mitsui & Co., Ltd.	408,600	9,321
	Mitsui & Co., Ltd.	41,600	949
	RTX Corp.	101,266	10,166
	Recruit Holdings Co., Ltd.	182,750	9,835
	TransDigm Group, Inc.	7,556	9,654
	Melrose Industries PLC	1,375,832	9,608
	Eaton Corp. PLC	26,824	8,411
	Leonardo SpA	354,678	8,267
	Deere & Co.	19,834	7,411
	Ryanair Holdings PLC (ADR)	59,213	6,895
	Boeing Co.[1]	37,750	6,871
	Bureau Veritas SA	232,210	6,409
	Caterpillar, Inc.	17,240	5,743
	Techtronic Industries Co., Ltd.	476,500	5,441
	Compagnie de Saint-Gobain SA, non-registered shares	67,985	5,265
	Lockheed Martin Corp.	10,779	5,035
	L3Harris Technologies, Inc.	15,314	3,439
	RELX PLC	71,705	3,287

American Funds Insurance Series	44

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Volvo AB, Class B	126,472	$3,244
	Deutsche Post AG	80,029	3,238
	Rolls-Royce Holdings PLC[1]	552,955	3,196
	Schneider Electric SE	11,854	2,828
	Daikin Industries, Ltd.	19,800	2,735
	International Consolidated Airlines Group SA (CDI)[1]	1,302,671	2,675
	Dayforce, Inc.[1]	49,127	2,437
	ITOCHU Corp.	46,800	2,296
	Weir Group PLC (The)	86,187	2,150
	Thales SA	12,370	1,988
	MTU Aero Engines AG	7,528	1,925
	United Rentals, Inc.	2,973	1,923
	Bunzl PLC	44,896	1,703
	CSX Corp.	45,377	1,518
	Rentokil Initial PLC	222,930	1,300
	GE Vernova, Inc.[1]	7,149	1,226
	SMC Corp.	2,500	1,194
	Kingspan Group PLC	12,412	1,052
	SS&C Technologies Holdings, Inc.	16,252	1,018
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	788
	SECOM Co., Ltd.	10,900	646
	Astra International Tbk PT	2,146,900	583
	Ingersoll-Rand, Inc.	5,745	522
	Brenntag SE	1,098	74
			261,092

Health care 13.21%
	Eli Lilly and Co.	39,780	36,016
	Novo Nordisk AS, Class B	234,352	33,479
	UnitedHealth Group, Inc.	56,514	28,780
	Abbott Laboratories	203,136	21,108
	Vertex Pharmaceuticals, Inc.[1]	44,260	20,746
	AstraZeneca PLC	96,049	14,974
	Stryker Corp.	31,998	10,887
	Gilead Sciences, Inc.	138,933	9,532
	Daiichi Sankyo Co., Ltd.	269,100	9,401
	Sanofi	89,875	8,639
	Molina Healthcare, Inc.[1]	22,717	6,754
	Takeda Pharmaceutical Co., Ltd.	256,800	6,661
	Novartis AG	60,188	6,448
	AbbVie, Inc.	33,290	5,710
	DexCom, Inc.[1]	40,592	4,602
	GE HealthCare Technologies, Inc.	57,427	4,475
	Thermo Fisher Scientific, Inc.	7,382	4,082
	Medtronic PLC	32,888	2,589
	Catalent, Inc.[1]	45,413	2,554
	EssilorLuxottica SA	11,405	2,447
	Zoetis, Inc., Class A	12,305	2,133
	Siemens Healthineers AG	35,861	2,066
	Coloplast AS, Class B	12,236	1,469
	Centene Corp.[1]	21,998	1,458
	Insulet Corp.[1]	6,786	1,369
	Lonza Group AG	2,155	1,171
	Eurofins Scientific SE, non-registered shares	19,671	978
	CVS Health Corp.	9,959	588
	Rede D’Or Sao Luiz SA	101,720	495
	agilon health, Inc.[1]	63,086	413
			252,024

45	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Financials 11.02%
	Zurich Insurance Group AG	30,524	$16,239
	ING Groep NV	744,643	12,759
	Chubb, Ltd.	43,365	11,062
	JPMorgan Chase & Co.	46,855	9,477
	Mastercard, Inc., Class A	20,655	9,112
	Blackstone, Inc.	73,130	9,054
	Banco Bilbao Vizcaya Argentaria, SA	818,024	8,161
	HSBC Holdings PLC (GBP denominated)	716,873	6,204
	HSBC Holdings PLC (HKD denominated)	138,400	1,212
	AIA Group, Ltd.	955,399	6,479
	AXA SA	179,365	5,906
	Axis Bank, Ltd.	379,876	5,756
	Arthur J. Gallagher & Co.	17,889	4,639
	KKR & Co., Inc.	43,223	4,549
	B3 SA - Brasil, Bolsa, Balcao	2,460,132	4,506
	HDFC Life Insurance Co., Ltd.	621,014	4,428
	HDFC Bank, Ltd.	178,714	3,610
	HDFC Bank, Ltd. (ADR)	8,872	571
	Aon PLC, Class A	13,554	3,979
	Capital One Financial Corp.	27,258	3,774
	Ping An Insurance (Group) Company of China, Ltd., Class H	781,000	3,551
	Ping An Insurance (Group) Company of China, Ltd., Class A	18,400	105
	NatWest Group PLC	930,361	3,649
	Blue Owl Capital, Inc., Class A	204,326	3,627
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,132	3,563
	Postal Savings Bank of China Co., Ltd., Class H	5,854,383	3,433
	American Express Co.	14,701	3,404
	Apollo Asset Management, Inc.	28,473	3,362
	Discover Financial Services	25,029	3,274
	Kotak Mahindra Bank, Ltd.	143,815	3,093
	BNP Paribas SA	44,512	2,852
	Visa, Inc., Class A	10,664	2,799
	Wells Fargo & Co.	45,216	2,685
	Great-West Lifeco, Inc.	91,872	2,680
	Bank Rakyat Indonesia (Persero) Tbk PT	8,751,700	2,442
	Münchener Rückversicherungs-Gesellschaft AG	4,875	2,438
	Israel Discount Bank, Ltd., Class A	454,371	2,266
	Bank Central Asia Tbk PT	3,681,200	2,221
	FinecoBank SpA	141,544	2,109
	Macquarie Group, Ltd.	15,393	2,100
	KB Financial Group, Inc.	33,776	1,915
	American International Group, Inc.	24,248	1,800
	National Bank of Canada	22,570	1,790
	China Merchants Bank Co., Ltd., Class H	234,403	1,065
	China Merchants Bank Co., Ltd., Class A	145,600	684
	Erste Group Bank AG	34,929	1,654
	XP, Inc., Class A	88,940	1,564
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,466
	Power Corporation of Canada, subordinate voting shares[2]	52,719	1,465
	Marsh & McLennan Companies, Inc.	6,884	1,451
	CVC Capital Partners PLC[1]	67,541	1,239
	MSCI, Inc.	2,543	1,225
	Danske Bank AS	39,713	1,182
	Citigroup, Inc.	18,192	1,154
	Aegon, Ltd.	177,180	1,094
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,298	1,001
	Goldman Sachs Group, Inc.	1,822	824
	Bajaj Finance, Ltd.	7,541	642
	Sberbank of Russia PJSC[3]	3,196,952	— [4]
			210,345

American Funds Insurance Series	46

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer discretionary 9.19%
	Amazon.com, Inc.[1]	132,783	$25,660
	LVMH Moët Hennessy-Louis Vuitton SE	24,232	18,609
	Home Depot, Inc.	48,564	16,718
	Booking Holdings, Inc.	2,531	10,027
	Trip.com Group, Ltd. (ADR)[1]	206,249	9,694
	Industria de Diseño Textil, SA	189,252	9,352
	Restaurant Brands International, Inc.	69,860	4,916
	Restaurant Brands International, Inc. (CAD denominated)	38,571	2,718
	Flutter Entertainment PLC[1]	41,108	7,496
	Chipotle Mexican Grill, Inc.[1]	99,400	6,227
	Marriott International, Inc., Class A	25,570	6,182
	Compagnie Financière Richemont SA, Class A	38,574	6,020
	NEXT PLC	51,114	5,845
	Hyundai Motor Co.	23,980	5,114
	YUM! Brands, Inc.	31,906	4,226
	McDonald’s Corp.	16,292	4,152
	Shimano, Inc.[2]	17,400	2,696
	Evolution AB	24,917	2,597
	Stellantis NV	127,173	2,503
	MercadoLibre, Inc.[1]	1,521	2,500
	Tesla, Inc.[1]	12,442	2,462
	Royal Caribbean Cruises, Ltd.[1]	15,147	2,415
	Kering SA	5,944	2,161
	Moncler SpA	34,379	2,105
	Pan Pacific International Holdings Corp.	81,900	1,922
	adidas AG	7,091	1,692
	InterContinental Hotels Group PLC	15,358	1,610
	Sands China, Ltd.[1]	764,400	1,593
	General Motors Co.	31,512	1,464
	Aristocrat Leisure, Ltd.	36,438	1,205
	Las Vegas Sands Corp.	21,493	951
	Entain PLC	103,633	820
	Wynn Macau, Ltd.	834,000	684
	Ferrari NV (EUR denominated)	1,301	532
	Sony Group Corp.	6,200	527
	Dowlais Group PLC	— [4]	— [4]
			175,395

Communication services 6.68%
	Alphabet, Inc., Class C	130,227	23,886
	Alphabet, Inc., Class A	72,880	13,275
	Meta Platforms, Inc., Class A	48,079	24,242
	Publicis Groupe SA	114,921	12,181
	Netflix, Inc.[1]	15,278	10,311
	NetEase, Inc.	311,500	5,947
	NetEase, Inc. (ADR)	13,425	1,283
	Universal Music Group NV	210,590	6,243
	Bharti Airtel, Ltd.	345,588	5,967
	Bharti Airtel, Ltd., interim shares	13,994	175
	Comcast Corp., Class A	136,481	5,345
	SoftBank Corp.	329,385	4,030
	Tencent Holdings, Ltd.	78,300	3,716
	Deutsche Telekom AG	144,036	3,623
	Singapore Telecommunications, Ltd.	1,438,100	2,909
	Take-Two Interactive Software, Inc.[1]	17,222	2,678
	Omnicom Group, Inc.	19,663	1,764
			127,575

47	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer staples 6.18%
	Philip Morris International, Inc.	300,926	$30,493
	Nestlé SA	134,826	13,763
	Imperial Brands PLC	336,266	8,610
	Kroger Co.	157,324	7,855
	Bunge Global SA	51,036	5,449
	Ajinomoto Co., Inc.	153,000	5,385
	British American Tobacco PLC	140,809	4,329
	Keurig Dr Pepper, Inc.	127,136	4,246
	Kweichow Moutai Co., Ltd., Class A	19,600	3,953
	Danone SA	61,298	3,741
	Constellation Brands, Inc., Class A	13,364	3,438
	JBS SA1	533,566	3,080
	Sysco Corp.	42,308	3,020
	Ocado Group PLC[1]	817,690	2,990
	Treasury Wine Estates, Ltd.	343,961	2,852
	Arca Continental, SAB de CV	282,079	2,766
	ITC, Ltd.	541,438	2,747
	Seven & i Holdings Co., Ltd.	215,440	2,624
	Suntory Beverage & Food, Ltd.	56,700	2,013
	Kao Corp.[2]	32,400	1,317
	Costco Wholesale Corp.	1,243	1,057
	Mondelez International, Inc., Class A	14,878	974
	Dollar Tree Stores, Inc.[1]	5,329	569
	Altria Group, Inc.	11,175	509
	Wilmar International, Ltd.	35,100	80
			117,860

Materials 6.05%
	Glencore PLC	2,849,371	16,247
	Freeport-McMoRan, Inc.	327,305	15,907
	Fortescue, Ltd.	792,950	11,328
	Air Products and Chemicals, Inc.	43,571	11,243
	Rio Tinto PLC	155,591	10,242
	Vale SA, ordinary nominative shares	583,989	6,500
	Vale SA (ADR), ordinary nominative shares	151,651	1,694
	Linde PLC	11,518	5,054
	First Quantum Minerals, Ltd.	380,583	4,999
	Anglo American PLC	141,821	4,461
	Ivanhoe Mines, Ltd., Class A1	303,878	3,921
	BHP Group, Ltd. (CDI)	104,402	2,990
	Air Liquide SA	10,153	1,748
	Air Liquide SA, bonus shares	7,036	1,211
	Heidelberg Materials AG, non-registered shares	28,282	2,931
	Smurfit Kappa Group PLC	65,438	2,909
	Shin-Etsu Chemical Co., Ltd.	58,100	2,260
	Albemarle Corp.	22,528	2,152
	Barrick Gold Corp. (CAD denominated)	109,694	1,830
	Akzo Nobel NV	21,947	1,334
	Lundin Mining Corp.	106,116	1,181
	Southern Copper Corp.	10,955	1,180
	Antofagasta PLC	39,354	1,044
	Evonik Industries AG	36,190	738
	Grupo México, SAB de CV, Series B	83,500	449
			115,553

Energy 5.01%
	Canadian Natural Resources, Ltd. (CAD denominated)	609,316	21,704
	EOG Resources, Inc.	99,862	12,570
	TC Energy Corp. (CAD denominated)[2]	241,962	9,172
	Cameco Corp. (CAD denominated)	135,714	6,677
	Cameco Corp.	41,372	2,036
	Tourmaline Oil Corp.	132,146	5,994

American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Shell PLC (GBP denominated)	142,852	$5,134
	Cenovus Energy, Inc. (CAD denominated)	210,158	4,131
	Reliance Industries, Ltd.	95,763	3,585
	Exxon Mobil Corp.	29,493	3,395
	BP PLC	546,050	3,290
	TotalEnergies SE	48,330	3,221
	Suncor Energy, Inc.	73,457	2,800
	ConocoPhillips	23,851	2,728
	Baker Hughes Co., Class A	68,847	2,421
	Schlumberger NV	45,084	2,127
	Neste OYJ	94,722	1,680
	MEG Energy Corp.[1]	69,541	1,488
	Aker BP ASA	53,967	1,375
	Gazprom PJSC[1,3]	2,248,304	— [4]
			95,528

Utilities 2.00%
	Constellation Energy Corp.	31,259	6,260
	DTE Energy Co.	47,424	5,265
	E.ON SE	372,508	4,882
	Engie SA	307,828	4,384
	Iberdrola, SA, non-registered shares	232,420	3,015
	China Resources Gas Group, Ltd.	830,832	2,912
	Dominion Energy, Inc.	44,838	2,197
	Duke Energy Corp.	19,966	2,001
	FirstEnergy Corp.	49,207	1,883
	NextEra Energy, Inc.	18,050	1,278
	AES Corp.	72,359	1,271
	ENN Energy Holdings, Ltd.	129,042	1,063
	Public Service Enterprise Group, Inc.	13,054	962
	National Grid PLC	80,274	895
			38,268

Real estate 0.63%
	VICI Properties, Inc. REIT	101,254	2,900
	Extra Space Storage, Inc. REIT	10,510	1,633
	Iron Mountain, Inc. REIT	16,890	1,514
	American Tower Corp. REIT	7,257	1,411
	Prologis, Inc. REIT	11,745	1,319
	Mitsui Fudosan Co., Ltd.	141,700	1,303
	Longfor Group Holdings, Ltd.	722,238	990
	China Resources Mixc Lifestyle Services, Ltd.	264,000	874
			11,944
	Total common stocks (cost: $1,174,470,000)		1,835,227
Preferred securities 0.07%
Consumer discretionary 0.05%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	915

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	369
	Total preferred securities (cost: $2,001,000)		1,284

49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Convertible stocks 0.11%		Shares	Value (000)
Materials 0.11%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	47,000	$2,193
	Total convertible stocks (cost: $2,355,000)		2,193
Bonds, notes & other debt instruments 0.13%		Principal amount (000)
Corporate bonds, notes & loans 0.13%
Health care 0.05%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,033

Consumer discretionary 0.04%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	385
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	160
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	133
			678

Financials 0.03%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	494

Energy 0.01%
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	210	191
	Total corporate bonds, notes & loans		2,396
	Total bonds, notes & other debt instruments (cost: $2,546,000)		2,396
Short-term securities 3.74%		Shares
Money market investments 3.28%
	Capital Group Central Cash Fund 5.37%[7,8]	626,746	62,675

Money market investments purchased with collateral from securities on loan 0.46%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,695,145	8,695
	Total short-term securities (cost: $71,369,000)		71,370
	Total investment securities 100.21% (cost: $1,252,741,000)		1,912,470
	Other assets less liabilities (0.21)%		(3,969)
	Net assets 100.00%		$1,908,501
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.28%
Money market investments 3.28%
Capital Group Central Cash Fund 5.37%[7]	$44,944	$134,258	$116,529	$(3)	$5	$62,675	$1,790

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $10,543,000, which represented .55% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $678,000, which represented
.04% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

51	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.18%		Shares	Value (000)
Information technology 26.04%
	Microsoft Corp.	6,573,221	$2,937,901
	Apple, Inc.	8,830,338	1,859,846
	Broadcom, Inc.	890,046	1,428,996
	NVIDIA Corp.	7,861,138	971,165
	Accenture PLC, Class A	1,847,898	560,671
	Texas Instruments, Inc.	2,314,995	450,336
	Salesforce, Inc.	1,705,072	438,374
	Intel Corp.	10,290,199	318,687
	Samsung Electronics Co., Ltd.	4,599,072	270,268
	Oracle Corp.	1,294,478	182,780
	Seagate Technology Holdings PLC	1,588,555	164,050
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	122,000
	EPAM Systems, Inc.[1]	515,282	96,930
	Cognizant Technology Solutions Corp., Class A	1,376,004	93,568
	Analog Devices, Inc.	398,402	90,939
	Palo Alto Networks, Inc.[1]	260,884	88,442
	SK hynix, Inc.	449,089	76,161
	Applied Materials, Inc.	300,000	70,797
	ServiceNow, Inc.[1]	85,000	66,867
	QUALCOMM, Inc.	225,964	45,007
	Arista Networks, Inc.[1]	125,000	43,810
	Micron Technology, Inc.	312,085	41,049
	Adobe, Inc.[1]	43,879	24,377
			10,443,021

Industrials 14.13%
	RTX Corp.	8,103,024	813,463
	General Electric Co.	4,485,249	713,020
	Boeing Co.[1]	2,877,649	523,761
	Automatic Data Processing, Inc.	1,695,401	404,675
	Carrier Global Corp.	5,347,121	337,296
	General Dynamics Corp.	1,160,968	336,843
	GFL Environmental, Inc., subordinate voting shares	7,977,235	310,554
	TFI International, Inc.	2,067,287	300,087
	Airbus SE, non-registered shares	1,921,964	265,011
	Honeywell International, Inc.	1,181,440	252,285
	TransDigm Group, Inc.	181,773	232,235
	United Rentals, Inc.	326,897	211,414
	Ingersoll-Rand, Inc.	2,103,958	191,124
	Woodward, Inc.	911,690	158,981
	XPO, Inc.[1]	1,216,922	129,176
	Paychex, Inc.	1,059,135	125,571
	L3Harris Technologies, Inc.	381,989	85,787
	APi Group Corp.[1]	1,599,578	60,192
	CSX Corp.	1,702,773	56,958
	Union Pacific Corp.	250,000	56,565
	Delta Air Lines, Inc.	900,000	42,696
	TELUS International (Cda), Inc., subordinate voting shares[1,2]	5,158,625	29,817
	GE Vernova, Inc.[1]	162,500	27,870
			5,665,381

Health care 13.53%
	UnitedHealth Group, Inc.	2,278,818	1,160,511
	Eli Lilly and Co.	763,290	691,068
	AbbVie, Inc.	3,366,224	577,375
	Vertex Pharmaceuticals, Inc.[1]	797,380	373,748
	Thermo Fisher Scientific, Inc.	655,353	362,410
	GE HealthCare Technologies, Inc.	4,503,797	350,936
	Abbott Laboratories	2,886,063	299,891
	Danaher Corp.	896,225	223,922
	Revvity, Inc.	1,988,505	208,515
	IQVIA Holdings, Inc.[1]	659,338	139,410

American Funds Insurance Series	52

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Sanofi	1,245,837	$119,751
	Cencora, Inc.	446,557	100,609
	CVS Health Corp.	1,696,989	100,224
	Novo Nordisk AS, Class B	663,888	94,840
	Johnson & Johnson	505,000	73,811
	DexCom, Inc.[1]	647,230	73,383
	Gilead Sciences, Inc.	1,021,474	70,083
	Takeda Pharmaceutical Co., Ltd.	2,667,554	69,193
	Regeneron Pharmaceuticals, Inc.[1]	58,996	62,007
	Stryker Corp.	170,434	57,990
	Insulet Corp.[1]	239,321	48,295
	Bristol-Myers Squibb Co.	1,150,000	47,759
	Amgen, Inc.	151,000	47,180
	Intuitive Surgical, Inc.[1]	87,269	38,822
	Medtronic PLC	462,434	36,398
			5,428,131

Communication services 10.47%
	Meta Platforms, Inc., Class A	3,777,491	1,904,687
	Alphabet, Inc., Class C	5,082,000	932,140
	Alphabet, Inc., Class A	5,032,544	916,678
	Netflix, Inc.[1]	535,531	361,419
	Comcast Corp., Class A	2,098,931	82,194
			4,197,118

Consumer discretionary 9.71%
	Amazon.com, Inc.[1]	8,582,508	1,658,570
	Wyndham Hotels & Resorts, Inc.[3]	5,233,154	387,253
	Restaurant Brands International, Inc.	3,718,191	261,649
	Royal Caribbean Cruises, Ltd.[1]	1,510,459	240,812
	Tesla, Inc.[1]	1,104,141	218,487
	Home Depot, Inc.	582,781	200,617
	InterContinental Hotels Group PLC	1,396,700	146,434
	Churchill Downs, Inc.	939,327	131,130
	Tapestry, Inc.	2,982,230	127,610
	Hasbro, Inc.	1,788,473	104,626
	Sony Group Corp.	1,045,100	88,804
	McDonald’s Corp.	299,478	76,319
	YUM! Brands, Inc.	350,000	46,361
	TJX Companies, Inc.	328,670	36,187
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	34,191
	Hilton Worldwide Holdings, Inc.	151,393	33,034
	DoorDash, Inc., Class A1	266,642	29,005
	Tractor Supply Co.	99,068	26,748
	Entain PLC	3,054,537	24,183
	General Motors Co.	504,165	23,423
			3,895,443

Financials 9.67%
	Mastercard, Inc., Class A	1,208,007	532,924
	JPMorgan Chase & Co.	2,630,136	531,971
	Fidelity National Information Services, Inc.	6,795,448	512,105
	S&P Global, Inc.	706,397	315,053
	BlackRock, Inc.	356,179	280,427
	Capital One Financial Corp.	1,869,673	258,856
	Berkshire Hathaway, Inc., Class B1	540,000	219,672
	Marsh & McLennan Companies, Inc.	878,016	185,016
	Visa, Inc., Class A	652,149	171,170
	Power Corporation of Canada, subordinate voting shares[2]	4,060,000	112,833
	Chubb, Ltd.	435,647	111,125
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	103,550
	PNC Financial Services Group, Inc.	520,903	80,990

53	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	First Citizens BancShares, Inc., Class A	46,090	$77,598
	Wells Fargo & Co.	1,300,000	77,207
	Morgan Stanley	750,000	72,892
	Arthur J. Gallagher & Co.	220,000	57,048
	State Street Corp.	760,000	56,240
	American International Group, Inc.	704,000	52,265
	American Express Co.	175,780	40,702
	CME Group, Inc., Class A	152,718	30,024
			3,879,668

Consumer staples 3.45%
	British American Tobacco PLC	15,047,095	462,550
	General Mills, Inc.	2,690,394	170,194
	Philip Morris International, Inc.	1,608,349	162,974
	Constellation Brands, Inc., Class A	607,364	156,263
	Mondelez International, Inc., Class A	2,236,033	146,326
	Church & Dwight Co., Inc.	1,177,008	122,032
	Imperial Brands PLC	4,190,585	107,295
	Keurig Dr Pepper, Inc.	1,019,386	34,047
	Kraft Heinz Co. (The)	694,940	22,391
	Monster Beverage Corp.[1]	17,894	894
			1,384,966

Energy 3.02%
	Baker Hughes Co., Class A	9,934,219	349,386
	Canadian Natural Resources, Ltd. (CAD denominated)	8,858,000	315,522
	Exxon Mobil Corp.	1,841,478	211,991
	EOG Resources, Inc.	1,118,566	140,794
	Chevron Corp.	535,000	83,685
	TC Energy Corp.	1,629,755	61,768
	ConocoPhillips	434,738	49,725
			1,212,871

Materials 3.02%
	Air Products and Chemicals, Inc.	1,615,736	416,941
	Freeport-McMoRan, Inc.	3,982,222	193,536
	Linde PLC	422,331	185,323
	Celanese Corp.	1,186,264	160,015
	Eastman Chemical Co.	1,613,268	158,052
	LyondellBasell Industries NV	579,974	55,480
	Albemarle Corp.	431,100	41,179
			1,210,526

Utilities 2.32%
	PG&E Corp.	18,016,861	314,575
	CenterPoint Energy, Inc.	5,843,418	181,029
	Edison International	1,380,480	99,132
	DTE Energy Co.	866,518	96,192
	Entergy Corp.	838,520	89,722
	Sempra	800,000	60,848
	Constellation Energy Corp.	250,468	50,161
	NextEra Energy, Inc.	564,975	40,006
			931,665

American Funds Insurance Series	54

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Real estate 1.82%
	VICI Properties, Inc. REIT	9,162,577	$262,416
	Equinix, Inc. REIT	338,856	256,379
	American Tower Corp. REIT	620,421	120,597
	Welltower, Inc. REIT	570,000	59,423
	Prologis, Inc. REIT	275,887	30,985
			729,800
	Total common stocks (cost: $23,669,490,000)		38,978,590
Bonds, notes & other debt instruments 0.01%		Principal amount (000)
Corporate bonds, notes & loans 0.01%
Industrials 0.01%
	Boeing Co. 4.875% 5/1/2025	USD4,706	4,657

Consumer discretionary 0.00%
	General Motors Financial Co., Inc. 4.30% 7/13/2025	160	158
	General Motors Financial Co., Inc. 5.25% 3/1/2026	827	823
			981
	Total corporate bonds, notes & loans		5,638
	Total bonds, notes & other debt instruments (cost: $5,645,000)		5,638
Short-term securities 2.80%		Shares
Money market investments 2.53%
	Capital Group Central Cash Fund 5.37%[3,4]	10,132,744	1,013,274

Money market investments purchased with collateral from securities on loan 0.27%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[4,5]	61,453,772	61,454
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[4,5]	46,397,862	46,398
			107,852
	Total short-term securities (cost: $1,121,116,000)		1,121,126
	Total investment securities 99.99% (cost: $24,796,251,000)		40,105,354
	Other assets less liabilities 0.01%		2,266
	Net assets 100.00%		$40,107,620

55	American Funds Insurance Series

Growth-Income Fund (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.96%
Consumer discretionary 0.96%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$—	$—	$(1,435)	$387,253	$1,670
Short-term securities 2.53%
Money market investments 2.53%
Capital Group Central Cash Fund 5.37%[4]	1,430,798	5,734,011	6,151,892	509	(152)	1,013,274	31,439
Total 3.49%				$509	$(1,587)	$1,400,527	$33,109

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $114,087,000, which represented .28% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 6/30/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	56

International Growth and Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 93.66%		Shares	Value (000)
Financials 18.53%
	AXA SA	138,710	$4,567
	Zurich Insurance Group AG	6,511	3,464
	Tokio Marine Holdings, Inc.	77,000	2,890
	Resona Holdings, Inc.	382,200	2,538
	HSBC Holdings PLC (GBP denominated)	231,078	2,000
	HSBC Holdings PLC (HKD denominated)	55,200	483
	KB Financial Group, Inc.	41,786	2,369
	UniCredit SpA	60,402	2,251
	Ping An Insurance (Group) Company of China, Ltd., Class H	465,000	2,114
	Edenred SA	49,577	2,092
	Hiscox, Ltd.	143,056	2,078
	Tryg A/S	93,921	2,052
	Banco Bilbao Vizcaya Argentaria, SA	199,520	1,991
	Société Générale	79,587	1,858
	Deutsche Bank AG	114,032	1,819
	Hana Financial Group, Inc.	40,716	1,785
	AIA Group, Ltd.	258,800	1,755
	Skandinaviska Enskilda Banken AB, Class A	111,021	1,645
	NatWest Group PLC	395,137	1,550
	Euronext NV	16,511	1,524
	CaixaBank, SA, non-registered shares	217,373	1,150
	HDFC Bank, Ltd.	53,386	1,078
	Grupo Financiero Banorte, SAB de CV, Series O	137,554	1,072
	Bank Hapoalim BM	111,973	989
	London Stock Exchange Group PLC	7,674	910
	DBS Group Holdings, Ltd.	34,284	903
	Royal Bank of Canada	8,284	882
	Aon PLC, Class A	2,812	826
	Kotak Mahindra Bank, Ltd.	37,209	800
	Prudential PLC	87,009	789
	DNB Bank ASA	37,900	744
	3i Group PLC	16,295	628
	CVC Capital Partners PLC[1]	34,088	626
	Dai-ichi Life Holdings, Inc.	20,400	548
	Mediobanca SpA	35,646	525
	United Overseas Bank, Ltd.	21,100	487
	Mizuho Financial Group, Inc.	22,900	480
	ICICI Bank, Ltd. (ADR)	16,655	480
	Brookfield Corp., Class A (CAD denominated)	11,454	476
	XP, Inc., Class A	26,563	467
	Macquarie Group, Ltd.	3,325	454
	Canara Bank	311,140	445
	Intesa Sanpaolo SpA	112,002	418
	Hong Kong Exchanges and Clearing, Ltd.	12,400	395
	Discovery, Ltd.	49,301	365
	Bank Mandiri (Persero) Tbk PT	862,900	322
	Hang Seng Bank, Ltd.	24,000	307
	Banco Santander, SA	52,177	242
	Banca Generali SpA	5,885	236
	ABN AMRO Bank NV	11,559	189
	AU Small Finance Bank, Ltd.	12,289	99
	Moscow Exchange MICEX-RTS PJSC[2]	346,177	— [3]
	Sberbank of Russia PJSC[2]	476,388	— [3]
			61,157

Information technology 14.93%
	Taiwan Semiconductor Manufacturing Co., Ltd.	448,000	13,324
	ASML Holding NV	8,235	8,496
	MediaTek, Inc.	149,000	6,370
	Broadcom, Inc.	2,985	4,793
	Samsung Electronics Co., Ltd.	59,498	3,496
	SAP SE	11,089	2,251

57	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Tokyo Electron, Ltd.	9,000	$1,976
	Sage Group PLC (The)	102,323	1,404
	Capgemini SE	6,700	1,327
	Keyence Corp.	2,600	1,147
	ASM International NV	1,504	1,146
	E Ink Holdings, Inc.	115,000	897
	ASMPT, Ltd.	42,000	585
	Halma PLC	15,200	518
	Fujitsu, Ltd.	31,900	501
	NEC Corp.	5,500	450
	eMemory Technology, Inc.	3,000	236
	Tata Consultancy Services, Ltd.	4,166	194
	Nomura Research Institute, Ltd.	5,300	150
			49,261

Industrials 13.71%
	Airbus SE, non-registered shares	40,597	5,598
	BAE Systems PLC	324,254	5,414
	ABB, Ltd.	55,843	3,091
	Ryanair Holdings PLC (ADR)	19,350	2,253
	RELX PLC	40,271	1,846
	Rheinmetall AG, non-registered shares	3,627	1,845
	SMC Corp.	3,100	1,480
	Safran SA	6,989	1,470
	Mitsui & Co., Ltd.	61,800	1,410
	Thales SA	8,242	1,324
	TFI International, Inc.	4,873	707
	TFI International, Inc. (CAD denominated)	3,952	574
	Alliance Global Group, Inc.	7,668,600	1,132
	Diploma PLC	20,936	1,092
	Siemens AG	5,713	1,063
	CCR SA, ordinary nominative shares	492,117	1,025
	Copa Holdings, SA, Class A	10,465	996
	Epiroc AB, Class B	31,801	580
	Epiroc AB, Class A	19,194	383
	ITOCHU Corp.	19,000	932
	Pluxee NV1	33,005	926
	Canadian National Railway Co. (CAD denominated)	7,065	835
	ASSA ABLOY AB, Class B	29,355	832
	Hitachi, Ltd.	34,000	767
	Caterpillar, Inc.	2,189	729
	Fluidra, SA, non-registered shares	33,272	691
	SITC International Holdings Co., Ltd.	253,659	687
	Volvo AB, Class B	23,941	614
	Bunzl PLC	15,283	580
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	31,389	491
	Komatsu, Ltd.	14,200	413
	Deutsche Post AG	9,883	400
	Techtronic Industries Co., Ltd.	33,592	384
	Contemporary Amperex Technology Co., Ltd., Class A	14,400	356
	Adecco Group AG	10,196	339
	Melrose Industries PLC	45,326	317
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,700	293
	Daikin Industries, Ltd.	1,900	263
	Wizz Air Holdings PLC[1]	9,176	260
	International Container Terminal Services, Inc.	40,750	243
	VAT Group AG	324	182
	Shenzhen Inovance Technology Co., Ltd., Class A	22,400	158

American Funds Insurance Series	58

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	DSV A/S	887	$136
	Aalberts NV, non-registered shares	2,901	118
	LIXIL Corp.	700	7
			45,236

Consumer discretionary 9.99%
	Renault SA	73,265	3,737
	Industria de Diseño Textil, SA	73,940	3,654
	LVMH Moët Hennessy-Louis Vuitton SE	3,178	2,441
	Trip.com Group, Ltd. (ADR)[1]	39,070	1,836
	Trip.com Group, Ltd.[1]	9,750	462
	Evolution AB	19,770	2,060
	InterContinental Hotels Group PLC	18,156	1,904
	MGM China Holdings, Ltd.	1,128,400	1,756
	Prosus NV, Class N	40,579	1,437
	Restaurant Brands International, Inc. (CAD denominated)	19,418	1,368
	Midea Group Co., Ltd., Class A	153,300	1,361
	Stellantis NV	55,477	1,091
	B&M European Value Retail SA	191,615	1,060
	Wynn Macau, Ltd.	1,149,600	943
	Suzuki Motor Corp.	78,000	903
	Hyundai Motor Co.	4,112	877
	H World Group, Ltd. (ADR)	23,966	799
	Bajaj Auto, Ltd.	6,556	746
	Galaxy Entertainment Group, Ltd.	130,361	607
	Paltac Corp.	21,000	571
	D’Ieteren Group	2,554	540
	Amadeus IT Group SA, Class A, non-registered shares	6,960	463
	Nitori Holdings Co., Ltd.	4,300	455
	Entain PLC	46,518	368
	Dixon Technologies (India), Ltd.	2,332	333
	Sands China, Ltd.[1]	117,572	245
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	157
	China Tourism Group Duty Free Corp., Ltd., Class H4	14,300	87
	Compagnie Financière Richemont SA, Class A	1,499	234
	Maruti Suzuki India, Ltd.	1,334	192
	Vedant Fashions, Ltd.[1]	13,629	171
	Kering SA	352	128
			32,986

Health care 8.68%
	Novo Nordisk AS, Class B	78,488	11,212
	AstraZeneca PLC	54,092	8,433
	Sanofi	35,982	3,459
	EssilorLuxottica SA	9,832	2,109
	Bayer AG	32,527	920
	HOYA Corp.	4,800	562
	Grifols, SA, Class B (ADR)[1]	86,548	546
	Genus PLC	19,907	416
	Siemens Healthineers AG	6,899	397
	Roche Holding AG, nonvoting non-registered shares	671	186
	BeiGene, Ltd. (ADR)[1]	1,113	159
	Hypera SA, ordinary nominative shares	27,159	139
	Max Healthcare Institute, Ltd.	9,259	104
	Euroapi SA1,4	1,412	4
			28,646

Consumer staples 8.23%
	British American Tobacco PLC	122,877	3,777
	Philip Morris International, Inc.	32,074	3,250
	Nestlé SA	26,134	2,668
	Carlsberg A/S, Class B	18,766	2,246

59	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Imperial Brands PLC	74,106	$1,897
	Arca Continental, SAB de CV	171,771	1,684
	KT&G Corp.	22,515	1,440
	Anheuser-Busch InBev SA/NV	21,630	1,250
	Tsingtao Brewery Co., Ltd., Class H	179,738	1,198
	Carrefour SA, non-registered shares	78,343	1,107
	Pernod Ricard SA	8,078	1,099
	ITC, Ltd.	164,549	835
	L’Oréal SA, non-registered shares	1,830	805
	Kweichow Moutai Co., Ltd., Class A	3,690	744
	Asahi Group Holdings, Ltd.[4]	20,300	717
	Ocado Group PLC[1]	161,370	590
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	328,401	568
	Danone SA	7,212	440
	Uni-Charm Corp.	10,000	320
	Yamazaki Baking Co., Ltd.	14,400	296
	United Spirits, Ltd.	14,813	227
			27,158

Communication services 6.68%
	Koninklijke KPN NV	1,146,738	4,395
	Publicis Groupe SA	40,982	4,344
	Tencent Holdings, Ltd.	66,200	3,142
	Telefónica, SA, non-registered shares	387,885	1,643
	América Móvil, SAB de CV, Class B (ADR)	88,684	1,508
	BT Group PLC	648,421	1,151
	Universal Music Group NV	33,264	986
	MTN Group, Ltd.	183,621	852
	KANZHUN, Ltd., Class A (ADR)	39,661	746
	HYBE Co., Ltd.	4,081	601
	Vodafone Group PLC	622,480	548
	Indus Towers, Ltd.[1]	107,317	483
	Deutsche Telekom AG	17,672	445
	Nippon Television Holdings, Inc.	30,000	434
	Nintendo Co., Ltd.	5,900	315
	NetEase, Inc.	14,000	267
	Singapore Telecommunications, Ltd.	93,300	189
			22,049

Energy 4.73%
	TotalEnergies SE	100,699	6,711
	BP PLC	343,327	2,069
	Cameco Corp. (CAD denominated)	36,331	1,787
	Canadian Natural Resources, Ltd. (CAD denominated)	49,128	1,750
	TC Energy Corp. (CAD denominated)	27,477	1,042
	Gaztransport & Technigaz SA	4,499	586
	Schlumberger NV	11,717	553
	Aker BP ASA	17,760	453
	Tourmaline Oil Corp.	7,638	346
	Cenovus Energy, Inc. (CAD denominated)	9,026	177
	Cenovus Energy, Inc.	7,706	152
	Sovcomflot PAO[2]	356,717	— [3]
	Gazprom PJSC[1,2]	671,150	— [3]
	LUKOIL Oil Co. PJSC[2]	9,706	— [3]
			15,626

Materials 4.69%
	Linde PLC	4,258	1,868
	Glencore PLC	304,423	1,736
	Vale SA, ordinary nominative shares	87,487	974
	Vale SA (ADR), ordinary nominative shares	50,572	565
	Newmont Corp.	32,906	1,378

American Funds Insurance Series	60

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Rio Tinto PLC	19,684	$1,296
	Barrick Gold Corp.	57,997	967
	Air Liquide SA	5,188	893
	Fortescue, Ltd.	56,612	809
	Nutrien, Ltd. (CAD denominated)	15,631	796
	Holcim, Ltd.	8,452	750
	Freeport-McMoRan, Inc.	13,272	645
	Grupo México, SAB de CV, Series B	94,371	508
	Sika AG	1,728	492
	First Quantum Minerals, Ltd.	30,289	398
	Givaudan SA	72	341
	Franco-Nevada Corp.	2,845	337
	Shin-Etsu Chemical Co., Ltd.	8,500	330
	Anhui Conch Cement Co., Ltd., Class H	75,000	178
	Fresnillo PLC	23,302	166
	Asahi Kasei Corp.	10,100	65
	Alrosa PJSC[2]	53,607	— [3]
			15,492

Utilities 1.95%
	Engie SA	156,038	2,223
	SSE PLC	54,244	1,223
	Brookfield Infrastructure Partners, LP	35,300	970
	Iberdrola, SA, non-registered shares	67,138	871
	Veolia Environnement SA	17,566	527
	ENN Energy Holdings, Ltd.	38,759	319
	National Grid PLC	25,946	289
			6,422

Real estate 1.54%
	CK Asset Holdings, Ltd.	393,500	1,473
	Mitsubishi Estate Co., Ltd.	65,100	1,026
	Prologis Property Mexico, SA de CV, REIT	257,827	842
	Embassy Office Parks REIT	154,717	658
	Link REIT	127,868	497
	Longfor Group Holdings, Ltd.	359,742	493
	Macrotech Developers, Ltd.	5,414	97
			5,086
	Total common stocks (cost: $250,671,000)		309,119
Preferred securities 0.13%
Materials 0.07%
	Gerdau SA, preferred nominative shares	75,098	247

Information technology 0.06%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	4,070	187
	Total preferred securities (cost: $503,000)		434

61	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities 5.91%	Shares	Value (000)
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5,6]	195,197	$19,520
Total short-term securities (cost: $19,517,000)		19,520
Total investment securities 99.70% (cost: $270,691,000)		329,073
Other assets less liabilities 0.30%		978
Net assets 100.00%		$330,051
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 5.91%
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5]	$10,070	$35,411	$25,962	$— [3]	$1	$19,520	$385

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
All or a portion of this security was on loan. The total value of all such securities was $715,000, which represented .22% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	62

Capital Income Builder
Investment portfolio June 30, 2024unaudited

Common stocks 78.04%		Shares	Value (000)
Financials 12.98%
	JPMorgan Chase & Co.	86,767	$17,549
	Zurich Insurance Group AG	25,555	13,596
	Morgan Stanley	100,945	9,811
	BlackRock, Inc.	11,956	9,413
	CME Group, Inc., Class A	41,646	8,188
	Münchener Rückversicherungs-Gesellschaft AG	15,062	7,531
	DBS Group Holdings, Ltd.	274,816	7,242
	ING Groep NV	418,792	7,176
	PNC Financial Services Group, Inc.	34,083	5,299
	Power Corporation of Canada, subordinate voting shares[1]	165,641	4,603
	Intact Financial Corp.	26,141	4,357
	Kaspi.kz JSC (GDR)[2]	21,756	2,807
	Kaspi.kz JSC (ADR)	9,355	1,207
	AIA Group, Ltd.	523,553	3,550
	Wells Fargo & Co.	58,806	3,492
	American International Group, Inc.	46,102	3,423
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,271
	Citizens Financial Group, Inc.	85,401	3,077
	Apollo Asset Management, Inc.	25,493	3,010
	Truist Financial Corp.	72,170	2,804
	Hana Financial Group, Inc.	62,338	2,733
	Swedbank AB, Class A	118,149	2,438
	360 ONE WAM, Ltd.	203,766	2,382
	Great-West Lifeco, Inc.	76,851	2,242
	Blackstone, Inc.	17,696	2,191
	East West Bancorp, Inc.	29,849	2,186
	Bank Central Asia Tbk PT	3,326,500	2,007
	Toronto-Dominion Bank (The) (CAD denominated)	36,395	2,001
	Principal Financial Group, Inc.	23,609	1,852
	3i Group PLC	41,828	1,613
	NatWest Group PLC	407,223	1,597
	EFG International AG	107,876	1,587
	BNP Paribas SA	24,071	1,542
	Skandinaviska Enskilda Banken AB, Class A	98,973	1,466
	UniCredit SpA	37,589	1,401
	Banco Bilbao Vizcaya Argentaria, SA	139,712	1,394
	Webster Financial Corp.	31,946	1,393
	State Street Corp.	18,578	1,375
	TPG, Inc., Class A	30,962	1,283
	KBC Groep NV	17,609	1,242
	Western Union Co.	93,040	1,137
	National Bank of Canada	13,863	1,100
	Banco Santander, SA	230,887	1,070
	Bank Mandiri (Persero) Tbk PT	2,858,800	1,068
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,058
	Euronext NV	10,922	1,008
	United Overseas Bank, Ltd.	37,700	871
	DNB Bank ASA	43,603	856
	Patria Investments, Ltd., Class A	63,717	768
	China Pacific Insurance (Group) Co., Ltd., Class H	277,950	678
	Tokio Marine Holdings, Inc.	17,500	657
	Vontobel Holding AG	10,823	648
	Fukuoka Financial Group, Inc.	19,200	515
	Houlihan Lokey, Inc., Class A	3,658	493
	Bank of Montreal	4,550	382
	Resona Holdings, Inc.	35,400	235
	Deutsche Bank AG	9,889	158
	Moscow Exchange MICEX-RTS PJSC[3]	875,002	— [4]
	Sberbank of Russia PJSC[3]	204,176	— [4]
			170,033

63	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)

Information technology 11.61%
	Broadcom, Inc.	35,027	$56,237
	Microsoft Corp.	67,439	30,142
	Taiwan Semiconductor Manufacturing Co., Ltd.	659,800	19,623
	Texas Instruments, Inc.	53,452	10,398
	KLA Corp.	7,281	6,003
	Seagate Technology Holdings PLC	55,323	5,713
	Samsung Electronics Co., Ltd.	74,874	4,400
	SAP SE	18,492	3,755
	Analog Devices, Inc.	15,346	3,503
	Accenture PLC, Class A	10,703	3,247
	TDK Corp.	42,200	2,579
	Tokyo Electron, Ltd.	8,700	1,911
	GlobalWafers Co., Ltd.	92,938	1,537
	HCL Technologies, Ltd.	82,600	1,441
	Intel Corp.	29,886	926
	Capgemini SE	2,349	465
	BE Semiconductor Industries NV	1,523	254
			152,134

Health care 9.86%
	AbbVie, Inc.	172,276	29,549
	Abbott Laboratories	150,609	15,650
	AstraZeneca PLC	93,359	14,554
	Amgen, Inc.	43,722	13,661
	Gilead Sciences, Inc.	198,811	13,640
	Sanofi	82,690	7,948
	Medtronic PLC	76,952	6,057
	Bristol-Myers Squibb Co.	99,925	4,150
	UnitedHealth Group, Inc.	8,005	4,077
	Merck & Co., Inc.	29,723	3,680
	Roche Holding AG, nonvoting non-registered shares	12,267	3,404
	CVS Health Corp.	57,311	3,385
	Novartis AG	20,454	2,191
	GSK PLC	104,736	2,019
	EssilorLuxottica SA	8,529	1,830
	Takeda Pharmaceutical Co., Ltd.	60,125	1,559
	EBOS Group, Ltd.	65,279	1,281
	Pfizer, Inc.	18,765	525
			129,160

Industrials 9.11%
	RTX Corp.	236,467	23,739
	Siemens AG	44,233	8,227
	BAE Systems PLC	410,089	6,847
	Union Pacific Corp.	28,014	6,338
	Volvo AB, Class B	232,382	5,961
	Deutsche Post AG	133,097	5,385
	FedEx Corp.	17,608	5,280
	Honeywell International, Inc.	24,572	5,247
	RELX PLC	113,100	5,185
	Mitsubishi Corp.	237,481	4,671
	Paychex, Inc.	37,913	4,495
	SGS SA	44,778	3,984
	Carrier Global Corp.	62,055	3,914
	Marubeni Corp.	199,500	3,727
	Singapore Technologies Engineering, Ltd.	1,018,100	3,251
	Broadridge Financial Solutions, Inc.	15,016	2,958
	Canadian National Railway Co. (CAD denominated)	23,492	2,776
	Automatic Data Processing, Inc.	10,954	2,615
	Trinity Industries, Inc.	78,562	2,351
	Trelleborg AB, Class B	41,358	1,602
	ITOCHU Corp.	30,300	1,487

American Funds Insurance Series	64

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Schneider Electric SE	6,137	$1,464
	Bureau Veritas SA	50,133	1,384
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,027	1,328
	Northrop Grumman Corp.	2,555	1,114
	Waste Management, Inc.	4,833	1,031
	General Dynamics Corp.	2,797	812
	Sulzer AG	5,049	698
	Illinois Tool Works, Inc.	2,886	684
	Airbus SE, non-registered shares	3,930	542
	Epiroc AB, Class B	12,727	232
	UL Solutions, Inc., Class A	1,100	46
			119,375

Consumer staples 8.72%
	Philip Morris International, Inc.	307,980	31,208
	British American Tobacco PLC	361,768	11,121
	British American Tobacco PLC (ADR)	65,265	2,018
	Mondelez International, Inc., Class A	136,791	8,952
	Nestlé SA	73,098	7,462
	Imperial Brands PLC	231,107	5,917
	General Mills, Inc.	85,961	5,438
	PepsiCo, Inc.	29,747	4,906
	Dollar General Corp.	34,248	4,529
	ITC, Ltd.	817,623	4,149
	Procter & Gamble Co.	19,722	3,253
	Altria Group, Inc.	70,341	3,204
	Carlsberg A/S, Class B	23,465	2,808
	Danone SA	43,223	2,638
	Kimberly-Clark Corp.	18,542	2,562
	Sysco Corp.	29,707	2,121
	Diageo PLC	61,994	1,950
	Asahi Group Holdings, Ltd.[1]	53,600	1,893
	Seven & i Holdings Co., Ltd.	122,700	1,494
	Kao Corp.[1]	36,200	1,471
	WH Group, Ltd.	2,047,500	1,347
	Molson Coors Beverage Co., Class B, restricted voting shares	21,854	1,111
	Anheuser-Busch InBev SA/NV	14,423	833
	Pernod Ricard SA	6,104	831
	Kenvue, Inc.	29,864	543
	Scandinavian Tobacco Group A/S	24,914	352
	Vector Group, Ltd.	7,500	79
			114,190

Energy 6.26%
	Canadian Natural Resources, Ltd. (CAD denominated)	397,400	14,155
	Exxon Mobil Corp.	104,989	12,086
	TC Energy Corp. (CAD denominated)[1]	286,565	10,863
	Shell PLC (GBP denominated)	270,995	9,739
	Shell PLC (ADR)	9,377	677
	EOG Resources, Inc.	69,270	8,719
	BP PLC	1,055,455	6,360
	TotalEnergies SE	77,762	5,183
	ConocoPhillips	34,075	3,897
	Chevron Corp.	19,728	3,086
	Equitrans Midstream Corp.	202,127	2,624
	Cenovus Energy, Inc.	64,079	1,260
	Cenovus Energy, Inc. (CAD denominated)	33,067	650
	DT Midstream, Inc.	15,549	1,104

65	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Neste OYJ	44,705	$793
	Schlumberger NV	16,544	780
	Gazprom PJSC[3,5]	880,428	— [4]
			81,976

Utilities 6.08%
	SSE PLC	345,541	7,794
	Engie SA	523,498	7,456
	E.ON SE	499,028	6,540
	Dominion Energy, Inc.	129,918	6,366
	Iberdrola, SA, non-registered shares	484,339	6,283
	Edison International	81,700	5,867
	DTE Energy Co.	52,323	5,808
	Duke Energy Corp.	51,699	5,182
	Pinnacle West Capital Corp.	58,175	4,443
	Sempra	56,345	4,286
	Southern Co. (The)	53,023	4,113
	CenterPoint Energy, Inc.	127,057	3,936
	AES Corp.	179,235	3,149
	Entergy Corp.	25,916	2,773
	National Grid PLC	242,338	2,702
	SembCorp Industries, Ltd.	254,500	900
	ENN Energy Holdings, Ltd.	99,100	816
	Power Grid Corporation of India, Ltd.	172,853	682
	Power Assets Holdings, Ltd.	117,500	633
			79,729

Consumer discretionary 4.33%
	McDonald’s Corp.	35,746	9,110
	Home Depot, Inc.	24,120	8,303
	LVMH Moët Hennessy-Louis Vuitton SE	8,203	6,299
	YUM! Brands, Inc.	29,699	3,934
	Industria de Diseño Textil, SA	68,847	3,402
	Midea Group Co., Ltd., Class A	378,475	3,361
	Restaurant Brands International, Inc.	40,800	2,871
	Tractor Supply Co.	9,884	2,669
	Darden Restaurants, Inc.	17,308	2,619
	Stellantis NV	129,220	2,541
	Vail Resorts, Inc.	11,999	2,161
	NEXT PLC	15,514	1,774
	Galaxy Entertainment Group, Ltd.	271,000	1,262
	Kering SA	3,432	1,248
	Starbucks Corp.	10,911	849
	Bridgestone Corp.[1]	20,700	816
	Compagnie Financière Richemont SA, Class A	5,082	793
	Hasbro, Inc.	11,938	698
	International Game Technology PLC	22,715	465
	Amadeus IT Group SA, Class A, non-registered shares	6,772	451
	OPAP SA	26,284	412
	Jumbo SA	13,271	381
	Inchcape PLC	31,417	296
			56,715

Real estate 4.02%
	VICI Properties, Inc. REIT	624,137	17,875
	Extra Space Storage, Inc. REIT	34,866	5,419
	Public Storage REIT	12,858	3,699
	Rexford Industrial Realty, Inc. REIT	82,059	3,659
	American Tower Corp. REIT	15,959	3,102
	Prologis, Inc. REIT	26,182	2,940
	Welltower, Inc. REIT	27,117	2,827
	Crown Castle, Inc. REIT	22,999	2,247

American Funds Insurance Series	66

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Link REIT	465,248	$1,807
	CTP NV	75,076	1,277
	Equinix, Inc. REIT	1,607	1,216
	CK Asset Holdings, Ltd.	297,000	1,112
	Charter Hall Group REIT	143,138	1,059
	Digital Realty Trust, Inc. REIT	6,342	964
	Mindspace Business Parks REIT	233,888	934
	UDR, Inc. REIT	17,780	732
	POWERGRID Infrastructure Investment Trust REIT	563,128	648
	Embassy Office Parks REIT	140,661	598
	Longfor Group Holdings, Ltd.[1]	335,634	460
	Kimco Realty Corp. REIT	5,095	99
			52,674

Communication services 2.78%
	Comcast Corp., Class A	132,412	5,185
	Verizon Communications, Inc.	121,175	4,997
	Koninklijke KPN NV	1,078,485	4,133
	Singapore Telecommunications, Ltd.	1,937,600	3,919
	Publicis Groupe SA	28,814	3,054
	América Móvil, SAB de CV, Class B (ADR)	163,841	2,785
	SoftBank Corp.	215,200	2,633
	Deutsche Telekom AG	73,880	1,859
	TELUS Corp.	115,449	1,748
	WPP PLC	129,237	1,185
	Warner Music Group Corp., Class A	37,241	1,141
	Omnicom Group, Inc.	11,563	1,037
	HKT Trust and HKT, Ltd., units	908,240	1,019
	T-Mobile US, Inc.	4,185	737
	Nippon Telegraph and Telephone Corp.	594,700	562
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	426
			36,420

Materials 2.29%
	Air Products and Chemicals, Inc.	25,888	6,680
	Rio Tinto PLC	71,900	4,733
	Linde PLC	9,836	4,316
	Smurfit Kappa Group PLC	61,567	2,737
	Vale SA (ADR), ordinary nominative shares	184,297	2,059
	BHP Group, Ltd. (CDI)	68,808	1,971
	Evonik Industries AG	61,839	1,261
	Eastman Chemical Co.	12,625	1,237
	Shin-Etsu Chemical Co., Ltd.	24,762	963
	WestRock Co.	17,595	884
	BASF SE	17,655	853
	Celanese Corp.	5,602	756
	UPM-Kymmene OYJ	20,957	731
	Antofagasta PLC	15,107	401
	Fortescue, Ltd.	23,348	334
	Asahi Kasei Corp.	10,700	68
			29,984
	Total common stocks (cost: $800,768,000)		1,022,390
Convertible stocks 0.11%
Utilities 0.11%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	34,604	1,435
	Total convertible stocks (cost: $1,501,000)		1,435

67	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments 15.82%		Principal amount (000)	Value (000)
Mortgage-backed obligations 7.94%
Federal agency mortgage-backed obligations 6.95%
	Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD— [4]	$— [4]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1	1
	Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	7	7
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	6	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	3	3
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	2	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2	2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	29	27
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	24	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	4	4
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	32	29
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]	177	160
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]	2,032	1,829
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	2,859	2,472
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	332	290
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	125	108
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	85	74
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	46	39
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	14	12
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	140	121
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	89	77
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	47	37
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	135	117
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	173	149
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	21	18
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	16	14
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	120	104
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	21	19
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	87	77
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	888	770
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	506	434
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	305	272
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[6]	58	56
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	122	121
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	109	108
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	165	162
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	106	104
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	95	92
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	3,377	3,266
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	63	61
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	284	281
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,627	1,634
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	347	343
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	428	432
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	263	265
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	194	195
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[6]	285	261
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	133	128
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	1,158	1,143

American Funds Insurance Series	68

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[6]	USD489	$491
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[6]	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]	9	9
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	54	54
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]	2,678	2,729
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[6]	868	794
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	798	801
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[6]	956	944
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[6]	138	138
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[6]	1,013	1,003
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[6]	430	434
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[6]	161	159
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[6]	206	208
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[6]	30	30
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	349	355
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	235	235
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	591	562
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	401	333
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	69	58
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	119	101
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	201	188
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	24	22
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	1,051	1,011
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	14	12
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	146	125
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	72	62
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	147	126
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	801	710
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	331	304
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	831	785
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[6]	201	171
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[6]	119	101
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	181	174
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]	627	608
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	292	289
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	113	112
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[6]	24	20
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[6]	472	446
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	101	98
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	573	566
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	435	429
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	34	33
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,083	1,069
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	85	85
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	19	19
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	16	16
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	15	15
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	14	14
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	10	10
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	7	7
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	5	6
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	4	4
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,378	2,347

69	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	USD19	$19
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	237	234
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]	1,596	1,626
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]	913	882
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]	86	85
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	973	960
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[6]	20	20
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[6]	10	10
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[6]	486	490
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[6]	284	282
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[6]	25	25
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[6]	78	77
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[6]	82	83
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[6]	30	30
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160	156
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	100	92
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	208	189
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	201	184
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	87	77
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	72	65
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	16	15
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	893	784
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	329	308
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	520	483
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	15	14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	9	8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	780	733
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,115	1,024
	Government National Mortgage Assn. 4.00% 7/1/2054[6,8]	6	6
	Government National Mortgage Assn. 5.50% 7/1/2054[6,8]	610	605
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	177	171
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	3,071	2,839
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[6]	65	60
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[6]	231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	419	408
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]	1,121	1,092
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[6]	— [4]	— [4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]	— [4]	— [4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	— [4]	— [4]
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[6,8]	1,708	1,543
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[6,8]	768	601
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[6,8]	2,453	2,171
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[6,8]	1,003	918
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[6,8]	235	222
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[6,8]	11,977	11,814
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[6,8]	2,134	2,140
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[6,8]	6,621	6,739
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[6,8]	652	671

American Funds Insurance Series	70

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[6,8]	USD988	$841
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[6,8]	1,720	1,622
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[6,8]	6,177	6,192
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[6,8]	222	226
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[6,8]	4,332	4,453
			91,021

Commercial mortgage-backed securities 0.56%
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]	41	42
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[2,6,7]	110	110
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[2,6,7]	329	330
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[2,6,7]	332	333
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[2,6,7]	107	107
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[2,6,7]	648	640
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[2,6,7]	266	263
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[2,6,7]	100	98
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[2,6,7]	123	123
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[2,6,7]	152	151
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[2,6,7]	88	87
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[2,6,7]	94	93
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[2,6,7]	80	80
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[2,6,7]	237	238
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,6,7]	574	583
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[2,6,7]	583	584
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[2,6,7]	530	531
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[2,6,7]	213	214
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[2,6,7]	191	191
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[2,6,7]	133	133
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[2,6,7]	120	120
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[2,6,7]	100	100
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[2,6,7]	100	100
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[2,6,7]	91	91
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	73
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,6]	187	193
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.363% 7/15/2025[2,6,7]	210	209
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[2,6,7]	592	580
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.776% 5/17/2038[2,6,7]	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[2,6,7]	100	100
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039[2,6,7]	243	244
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[2,6,7]	345	342
			7,383

71	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.43%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]	USD107	$92
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]	68	61
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]	80	71
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]	157	146
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]	9	8
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[2,6,7]	35	36
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[2,6,7]	341	346
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[2,6,7]	122	123
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[2,6,7]	117	118
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,6]	55	60
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]	64	64
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[2,6,7]	74	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[2,6,7]	13	13
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[2,6,7]	21	21
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[2,6,7]	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[2,6,7]	276	277
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.15% 1/25/2050[2,6,7]	75	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[2,6,7]	268	271
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[2,6,7]	430	495
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[2,6,9]	141	141
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]	125	120
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]	160	156
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[2,6,9]	65	63
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]	109	106
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[2,6,7]	202	202
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[2,6,9]	179	181
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[2,6,7]	182	177
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[2,6,9]	236	237
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[2,6,9]	510	513
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]	98	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[2,6]	309	278
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]	15	15
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]	6	6
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]	26	25
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]	29	29
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]	16	15
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]	382	339

American Funds Insurance Series	72

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	USD100	$98
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]	195	181
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[2,6]	167	163
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[2,6,9]	98	99
			5,657
	Total mortgage-backed obligations		104,061
U.S. Treasury bonds & notes 4.57%
U.S. Treasury 4.57%
	U.S. Treasury 0.625% 10/15/2024	7,470	7,368
	U.S. Treasury 2.125% 11/30/2024	1,860	1,836
	U.S. Treasury 3.875% 3/31/2025	5,877	5,820
	U.S. Treasury 4.625% 6/30/2025	4,793	4,770
	U.S. Treasury 4.00% 2/15/2026	2,621	2,586
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,570
	U.S. Treasury 1.875% 6/30/2026	4,855	4,595
	U.S. Treasury 4.625% 6/30/2026	1,376	1,374
	U.S. Treasury 1.125% 10/31/2026	995	918
	U.S. Treasury 2.00% 11/15/2026[10]	2,800	2,635
	U.S. Treasury 4.625% 11/15/2026	1,200	1,199
	U.S. Treasury 4.00% 1/15/2027	6,541	6,446
	U.S. Treasury 0.50% 4/30/2027	2,375	2,123
	U.S. Treasury 2.625% 5/31/2027	80	76
	U.S. Treasury 4.00% 2/29/2028	745	734
	U.S. Treasury 1.25% 3/31/2028	1,350	1,202
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.25% 6/30/2029	536	534
	U.S. Treasury 4.00% 2/28/2030	1,659	1,629
	U.S. Treasury 6.25% 5/15/2030	345	379
	U.S. Treasury 4.25% 6/30/2031	1,773	1,767
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	260	260
	U.S. Treasury 4.50% 8/15/2039	1,045	1,049
	U.S. Treasury 4.75% 2/15/2041[10]	1,730	1,777
	U.S. Treasury 2.00% 11/15/2041	300	206
	U.S. Treasury 4.625% 5/15/2044	1,099	1,097
	U.S. Treasury 2.375% 5/15/2051	196	129
	U.S. Treasury 4.00% 11/15/2052	152	139
	U.S. Treasury 4.25% 2/15/2054[10]	3,803	3,623
	Total U.S. Treasury bonds & notes		59,854
Corporate bonds, notes & loans 2.39%
Financials 0.41%
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	31	32
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	238	196
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	118	117
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,9]	400	398
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[2,9]	200	201
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	43	43
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[9]	45	46
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	95	96
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[9]	15	15
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	40	42

73	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Chubb INA Holdings, LLC 5.00% 3/15/2034	USD35	$35
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	120	120
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	169
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
	Corebridge Financial, Inc. 4.40% 4/5/2052	31	24
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]	200	194
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	150	155
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	150	156
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	111	95
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[9]	80	82
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	78	77
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	95	94
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]	64	63
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	50	51
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	259	211
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]	17	14
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]	55	55
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[9]	25	25
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[9]	75	77
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[2]	20	20
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[7]	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	140	142
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]	20	19
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[9]	100	103
	Navient Corp. 5.00% 3/15/2027	150	143
	New York Life Global Funding 3.00% 1/10/2028[2]	150	140
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	50	51
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	87	95
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,11]	38	— [4]
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	11	11
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[9]	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	70	71
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	85	85
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[9]	120	120
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,9]	200	201
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]	374	349
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	50	50
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	45	44
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	104	111
	Willis North America, Inc. 5.90% 3/5/2054	35	34
			5,340

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.40%
	AbbVie, Inc. 5.05% 3/15/2034	USD175	$175
	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	240	237
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	71
	Amgen, Inc. 5.60% 3/2/2043	105	103
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	22
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	83
	AstraZeneca Finance, LLC 5.00% 2/26/2034	50	50
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	261
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	294
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	321
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	98
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	159
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	97
	CVS Health Corp. 6.00% 6/1/2044	50	49
	CVS Health Corp. 5.625% 2/21/2053	55	51
	CVS Health Corp. 6.05% 6/1/2054	50	49
	Elevance Health, Inc. 4.75% 2/15/2033	16	15
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	13	13
	Medline Borrower, LP 6.25% 4/1/2029[2]	380	385
	Merck & Co., Inc. 1.70% 6/10/2027	118	108
	Merck & Co., Inc. 3.40% 3/7/2029	110	104
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	33
	Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	259
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	611
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	224	157
			5,227

Energy 0.34%
	Apache Corp. 4.25% 1/15/2030	385	359
	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	335
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	9	9
	ConocoPhillips Co. 5.30% 5/15/2053	25	24
	Crescent Energy Finance, LLC 7.375% 1/15/2033[2]	270	271
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	41
	Enbridge, Inc. 6.70% 11/15/2053	12	13

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Energy Transfer, LP 6.10% 12/1/2028	USD41	$42
	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Energy Transfer, LP 5.60% 9/1/2034	39	39
	Energy Transfer, LP 6.05% 9/1/2054	22	22
	Equinor ASA 2.375% 5/22/2030	365	319
	Exxon Mobil Corp. 2.995% 8/16/2039	200	152
	Exxon Mobil Corp. 3.452% 4/15/2051	25	18
	Hess Midstream Operations, LP 6.50% 6/1/2029[2]	530	538
	Hilcorp Energy I, LP 6.875% 5/15/2034[2]	400	396
	Kinder Morgan, Inc. 5.20% 6/1/2033	7	7
	Kinder Morgan, Inc. 5.40% 2/1/2034	63	62
	Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
	MPLX, LP 4.95% 9/1/2032	20	19
	New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	74
	ONEOK, Inc. 6.05% 9/1/2033	88	91
	ONEOK, Inc. 7.15% 1/15/2051	97	107
	ONEOK, Inc. 6.625% 9/1/2053	91	97
	Petroleos Mexicanos 6.50% 1/23/2029	20	18
	Petroleos Mexicanos 8.75% 6/2/2029	177	173
	Shell International Finance BV 2.00% 11/7/2024	420	415
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	136
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[2]	595	534
	Williams Companies, Inc. 5.15% 3/15/2034	50	49
	Williams Companies, Inc. 5.30% 8/15/2052	40	37
			4,506

Consumer discretionary 0.33%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
	Bath & Body Works, Inc. 6.875% 11/1/2035	150	151
	BMW US Capital, LLC 4.15% 4/9/2030[2]	290	278
	BMW US Capital, LLC 3.70% 4/1/2032[2]	25	23
	Carnival Corp. 6.00% 5/1/2029[2]	830	820
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	172
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	149
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	150	149
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	124
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	196
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	690
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	288
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	590
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	Grand Canyon University 4.125% 10/1/2024	200	199
	Hyundai Capital America 5.275% 6/24/2027[2]	55	55
	McDonald’s Corp. 3.60% 7/1/2030	12	11
	McDonald’s Corp. 4.60% 9/9/2032	3	3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
			4,372

Utilities 0.19%
	AEP Transmission Co., LLC 3.80% 6/15/2049	45	33
	Consumers Energy Co. 4.625% 5/15/2033	50	48
	DTE Energy Co. 3.00% 3/1/2032	42	36
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	126
	Edison International 6.95% 11/15/2029	25	27

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	USD200	$218
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	342
	FirstEnergy Corp. 2.25% 9/1/2030	107	90
	Florida Power & Light Co. 5.05% 4/1/2028	70	70
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	93
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	99
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	275
	Pacific Gas and Electric Co. 6.10% 1/15/2029	35	36
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	309
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	50
	Pacific Gas and Electric Co. 4.95% 7/1/2050	62	51
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	88
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	39
	Southern California Edison Co. 3.60% 2/1/2045	206	151
	Southern California Edison Co. 5.75% 4/15/2054	25	24
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
			2,470

Real estate 0.18%
	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	39
	Crown Castle, Inc. 5.00% 1/11/2028	54	53
	Equinix, Inc. 1.55% 3/15/2028	25	22
	Equinix, Inc. 3.20% 11/18/2029	144	130
	Iron Mountain, Inc. 4.50% 2/15/2031[2]	530	479
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	450
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	393
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	669
			2,289

Industrials 0.17%
	BAE Systems PLC 5.30% 3/26/2034[2]	200	198
	Boeing Co. 2.75% 2/1/2026	91	86
	Boeing Co. 6.259% 5/1/2027[2]	376	379
	Boeing Co. 6.298% 5/1/2029[2]	12	12
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/2031[2]	92	94
	Boeing Co. 6.528% 5/1/2034[2]	585	599
	Boeing Co. 5.805% 5/1/2050	80	72
	Boeing Co. 6.858% 5/1/2054[2]	56	57
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	68
	Carrier Global Corp. 2.722% 2/15/2030	9	8
	Carrier Global Corp. 2.70% 2/15/2031	9	8
	Carrier Global Corp. 5.90% 3/15/2034	40	42
	Carrier Global Corp. 3.577% 4/5/2050	8	6
	Carrier Global Corp. 6.20% 3/15/2054	49	52
	CSX Corp. 4.75% 11/15/2048	50	45
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	L3Harris Technologies, Inc. 5.60% 7/31/2053	USD13	$13
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	8
	Moog, Inc. 4.25% 12/9/2027[2]	55	52
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	36
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59
			2,276

Communication services 0.12%
	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	60
	AT&T, Inc. 3.50% 6/1/2041	USD75	57
	CCO Holdings, LLC 4.75% 2/1/2032[2]	25	21
	CCO Holdings, LLC 4.25% 1/15/2034[2]	175	133
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	41
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	15
	SBA Tower Trust 1.631% 11/15/2026[2]	253	230
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	585
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	172
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	71
	Verizon Communications, Inc. 1.75% 1/20/2031	142	115
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	38
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	69
			1,607

Materials 0.11%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.35% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.55% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.70% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/2028[2]	750	638
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	52
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	51
	Eastman Chemical Co. 5.625% 2/20/2034	35	35
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	70
	NOVA Chemicals Corp. 8.50% 11/15/2028[2]	10	11
	NOVA Chemicals Corp. 4.25% 5/15/2029[2]	325	287
			1,408

Consumer staples 0.09%
	7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
	BAT Capital Corp. 4.70% 4/2/2027	105	103
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	33

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	BAT Capital Corp. 4.54% 8/15/2047	USD55	$42
	BAT Capital Corp. 4.758% 9/6/2049	121	95
	BAT Capital Corp. 7.081% 8/2/2053	69	74
	BAT International Finance PLC 4.448% 3/16/2028	150	145
	Campbell Soup Co. 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	205
	J. M. Smucker Co. (The) 6.20% 11/15/2033	22	23
	J. M. Smucker Co. (The) 6.50% 11/15/2043	6	6
	J. M. Smucker Co. (The) 6.50% 11/15/2053	21	23
	Philip Morris International, Inc. 5.125% 11/17/2027	43	43
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	71
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	30
			1,177

Information technology 0.05%
	Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
	Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
	Broadcom, Inc. 3.137% 11/15/2035[2]	2	1
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	11
	Intel Corp. 5.15% 2/21/2034	20	20
	Intel Corp. 5.60% 2/21/2054	39	38
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	130	105
			612
	Total corporate bonds, notes & loans		31,284
Asset-backed obligations 0.84%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]	64	65
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]	4	4
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,6]	215	214
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]	100	98
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]	85	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]	100	98
	Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/2027[2,6]	477	477
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]	197	187
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]	100	96
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]	339	344
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]	19	19
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	351	333
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	87	76
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]	90	84
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]	90	75
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	316	289
	CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]	489	482
	CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,6]	10	10

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[2,6]	USD497	$497
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]	20	20
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[2,6]	525	524
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]	131	126
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]	176	175
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]	181	183
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]	188	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]	395	360
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]	73	65
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]	103	98
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,6]	386	357
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]	285	286
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]	184	189
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]	247	244
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]	268	245
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]	100	91
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]	100	91
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]	9	9
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[2,6]	190	190
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]	34	30
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]	59	52
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]	146	132
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]	292	267
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[2,6,7]	149	148
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	935	834
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[2,6]	100	101
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]	94	89
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[2,6]	273	274
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]	100	99
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]	175	175
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[2,6]	156	156
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[2,6]	100	100
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,6]	39	39
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]	52	46
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]	117	109
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]	335	312
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[6,7]	1	1
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[2,6]	100	100
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]	451	450
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]	53	53
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]	100	100
		11,035

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031	USD190	$164
Portuguese Republic 5.125% 10/15/2024	18	18
Qatar (State of) 4.50% 4/23/2028	200	198
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	190
United Mexican States 3.25% 4/16/2030	200	176
		746
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212	208

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	136
Total municipals		344
Total bonds, notes & other debt instruments (cost: $211,740,000)		207,324
Investment funds 2.30%	Shares
Capital Group Central Corporate Bond Fund[12]	3,645,090	30,145
Total Investment funds (cost: $33,746,000)		30,145
Short-term securities 7.27%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%[12,13,14]	804,193	80,419

Money market investments purchased with collateral from securities on loan 1.13%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]	10,117,335	10,118
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]	4,730,095	4,730
		14,848
Total short-term securities (cost: $95,254,000)		95,267
Total investment securities 103.54% (cost: $1,143,009,000)		1,356,561
Other assets less liabilities (3.54)%		(46,427)
Net assets 100.00%		$1,310,134
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	113	9/3/2024	USD44,589	$(3)
3 Month SOFR Futures	Long	28	3/19/2025	6,660	1
3 Month SOFR Futures	Long	73	9/17/2025	17,463	55

81	American Funds Insurance Series

Capital Income Builder (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	237	10/3/2024	USD48,400	$106
5 Year U.S. Treasury Note Futures	Long	506	10/3/2024	53,929	277
10 Year U.S. Treasury Note Futures	Long	48	9/30/2024	5,279	51
10 Year Ultra U.S. Treasury Note Futures	Short	7	9/30/2024	(795)	1
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2024	946	11
30 Year Ultra U.S. Treasury Bond Futures	Long	65	9/30/2024	8,147	75
					$574
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$362	$—	$362
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	84	—	84
						$446	$—	$446
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD170	$11	$9	$2
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 2.30%
Capital Group Central Corporate Bond Fund	$34,970	$676	$4,712	$(941)	$152	$30,145	$676
Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%[13,14]	91,779	97,143	108,512	—	9	80,419	2,376
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[13]	59		59 [17]			—	— [18]
Total short-term securities						80,419
Total 8.44%				$(941)	$161	$110,564	$3,052

American Funds Insurance Series	82

Capital Income Builder (continued)
[1]
All or a portion of this security was on loan. The total value of all such securities was $20,164,000, which represented 1.54% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,042,000, which represented 2.67% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,858,000, which represented .14% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

83	American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
DAC = Designated Activity Company
Fncg. = Financing
G.O. = General Obligation

GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	84

Asset Allocation Fund
Investment portfolio June 30, 2024unaudited

Common stocks 68.26%		Shares	Value (000)
Information technology 16.25%
	Broadcom, Inc.	918,021	$1,473,910
	Microsoft Corp.	2,319,173	1,036,554
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,668,838	637,681
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	22,990
	ASML Holding NV (ADR)	374,711	383,228
	Apple, Inc.	1,226,378	258,300
	Oracle Corp.	928,989	131,173
	NVIDIA Corp.	948,770	117,211
	Applied Materials, Inc.	426,300	100,603
	MicroStrategy, Inc., Class A1	43,100	59,369
	Salesforce, Inc.	225,203	57,900
	Synopsys, Inc.[1]	90,490	53,847
	Micron Technology, Inc.	175,097	23,030
	Diebold Nixdorf, Inc.[1]	532,940	20,508
			4,376,304

Health care 10.26%
	Eli Lilly and Co.	653,499	591,665
	UnitedHealth Group, Inc.	968,599	493,269
	Vertex Pharmaceuticals, Inc.[1]	1,029,586	482,588
	Gilead Sciences, Inc.	4,174,538	286,415
	Thermo Fisher Scientific, Inc.	300,000	165,900
	Regeneron Pharmaceuticals, Inc.[1]	150,000	157,654
	Novo Nordisk AS, Class B	999,920	142,845
	AstraZeneca PLC	461,000	71,868
	AbbVie, Inc.	389,195	66,755
	Alnylam Pharmaceuticals, Inc.[1]	205,917	50,038
	Centene Corp.[1]	675,000	44,752
	Cooper Companies, Inc.	418,000	36,491
	Merck & Co., Inc.	280,560	34,733
	CVS Health Corp.	506,300	29,902
	Danaher Corp.	95,660	23,901
	Illumina, Inc.[1]	194,900	20,344
	Rotech Healthcare, Inc.[1,2,3]	184,138	18,138
	Pfizer, Inc.	459,554	12,858
	Boston Scientific Corp.[1]	130,293	10,034
	AbCellera Biologics, Inc.[1,4]	2,871,293	8,499
	Zoetis, Inc., Class A	42,300	7,333
	Endo, Inc.[1]	101,957	2,868
	Endo, Inc.[1,5]	38,158	1,073
	Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [6]
	Catalent, Inc.[1]	40,200	2,260
			2,762,183

Financials 9.89%
	Apollo Asset Management, Inc.	2,630,627	310,598
	Aon PLC, Class A	752,130	220,810
	JPMorgan Chase & Co.	979,000	198,012
	Synchrony Financial	3,600,000	169,884
	Arthur J. Gallagher & Co.	572,715	148,511
	Mastercard, Inc., Class A	317,897	140,243
	Visa, Inc., Class A	530,120	139,140
	Ares Management Corp., Class A	1,015,403	135,333
	Blue Owl Capital, Inc., Class A	7,085,161	125,762
	Discover Financial Services	922,710	120,700
	Blackstone, Inc.	785,000	97,183
	Capital One Financial Corp.	675,000	93,454
	Fiserv, Inc.[1]	582,763	86,855
	CME Group, Inc., Class A	361,000	70,973
	BlackRock, Inc.	88,049	69,323
	American Express Co.	280,560	64,964
	Bank of America Corp.	1,580,000	62,837

85	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	KKR & Co., Inc.	595,732	$62,695
	Wells Fargo & Co.	980,000	58,202
	Nasdaq, Inc.	962,300	57,988
	Intercontinental Exchange, Inc.	412,619	56,483
	London Stock Exchange Group PLC	460,314	54,564
	Carlyle Group, Inc. (The)	814,688	32,710
	RenaissanceRe Holdings, Ltd.	97,535	21,800
	Brookfield Corp., Class A	486,973	20,229
	Fifth Third Bancorp	432,000	15,764
	Goldman Sachs Group, Inc.	30,100	13,615
	Chubb, Ltd.	37,981	9,688
	LPL Financial Holdings, Inc.	17,807	4,973
	Sberbank of Russia PJSC[2]	8,880,000	— [6]
			2,663,293

Communication services 6.70%
	Meta Platforms, Inc., Class A	1,535,752	774,357
	Alphabet, Inc., Class C	3,149,339	577,652
	Alphabet, Inc., Class A	531,770	96,862
	Comcast Corp., Class A	5,491,873	215,062
	Take-Two Interactive Software, Inc.[1]	550,000	85,519
	Charter Communications, Inc., Class A1	184,000	55,009
			1,804,461

Consumer discretionary 6.62%
	Booking Holdings, Inc.	107,243	424,843
	Home Depot, Inc.	815,243	280,639
	Royal Caribbean Cruises, Ltd.[1]	1,259,400	200,786
	General Motors Co.	3,500,000	162,610
	LVMH Moët Hennessy-Louis Vuitton SE	202,300	155,357
	Amazon.com, Inc.[1]	747,737	144,500
	D.R. Horton, Inc.	550,000	77,512
	Darden Restaurants, Inc.	448,084	67,804
	Compagnie Financière Richemont SA, Class A	391,173	61,050
	YUM! Brands, Inc.	368,381	48,796
	Texas Roadhouse, Inc.	263,872	45,310
	Hilton Worldwide Holdings, Inc.	139,547	30,449
	Moncler SpA	395,000	24,190
	Restaurant Brands International, Inc.	271,440	19,101
	Advance Auto Parts, Inc.	249,443	15,797
	lululemon athletica, Inc.[1]	31,981	9,553
	AutoZone, Inc.[1]	2,534	7,511
	Five Below, Inc.[1]	43,676	4,759
	Party City Holdco, Inc.[1,2]	68,158	1,187
	Party City Holdco, Inc.[1,2,5]	681	12
			1,781,766

Industrials 6.32%
	L3Harris Technologies, Inc.	1,031,041	231,551
	Boeing Co.[1]	1,007,043	183,292
	Deere & Co.	392,399	146,612
	Caterpillar, Inc.	350,000	116,585
	Ingersoll-Rand, Inc.	1,127,311	102,405
	TransDigm Group, Inc.	74,424	95,085
	General Electric Co.	595,120	94,606
	Airbus SE, non-registered shares	651,130	89,781
	Union Pacific Corp.	335,667	75,948
	Southwest Airlines Co.	2,523,000	72,183
	Republic Services, Inc.	340,689	66,210
	Safran SA	312,100	65,661
	Eaton Corp. PLC	172,210	53,996
	United Rentals, Inc.	78,815	50,972

American Funds Insurance Series	86

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Copart, Inc.[1]	835,833	$45,269
	Lockheed Martin Corp.	91,466	42,724
	Quanta Services, Inc.	152,260	38,688
	Carrier Global Corp.	587,000	37,028
	Northrop Grumman Corp.	80,000	34,876
	GE Vernova, Inc.[1]	117,817	20,207
	Johnson Controls International PLC	278,300	18,499
	CSX Corp.	344,040	11,508
	Regal Rexnord Corp.	53,733	7,266
			1,700,952

Materials 4.21%
	Franco-Nevada Corp.	1,597,498	189,404
	Royal Gold, Inc.	1,405,000	175,850
	Wheaton Precious Metals Corp.[4]	3,349,100	175,560
	Lundin Mining Corp.	14,980,000	166,767
	ATI, Inc.[1]	2,804,538	155,512
	Nucor Corp.	500,000	79,040
	First Quantum Minerals, Ltd.	5,805,000	76,251
	Freeport-McMoRan, Inc.	1,431,593	69,575
	Linde PLC	73,100	32,077
	Air Products and Chemicals, Inc.	45,664	11,783
	Venator Materials PLC[1,2]	4,096	2,890
			1,134,709

Consumer staples 3.57%
	Philip Morris International, Inc.	3,305,485	334,945
	Constellation Brands, Inc., Class A	669,157	172,161
	Altria Group, Inc.	2,239,790	102,022
	Costco Wholesale Corp.	89,700	76,244
	Nestlé SA	609,435	62,210
	Monster Beverage Corp.[1]	702,217	35,076
	British American Tobacco PLC	1,080,000	33,199
	Dollar Tree Stores, Inc.[1]	287,000	30,643
	Keurig Dr Pepper, Inc.	907,399	30,307
	Mondelez International, Inc., Class A	440,000	28,793
	Bunge Global SA	197,085	21,043
	Procter & Gamble Co.	105,500	17,399
	Dollar General Corp.	125,000	16,529
			960,571

Energy 3.21%
	Canadian Natural Resources, Ltd. (CAD denominated)	13,470,800	479,830
	ConocoPhillips	824,000	94,249
	Halliburton Co.	2,534,613	85,619
	Schlumberger NV	1,326,757	62,596
	Noble Corp. PLC, Class A	657,505	29,358
	Exxon Mobil Corp.	233,835	26,919
	Cenovus Energy, Inc. (CAD denominated)	1,348,236	26,501
	EOG Resources, Inc.	174,000	21,901
	TechnipFMC PLC[4]	715,711	18,716
	New Fortress Energy, Inc., Class A4	408,780	8,985
	TC Energy Corp. (CAD denominated)[4]	205,000	7,771
	Altera Infrastructure, LP1,2	16,129	1,205
	Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	77
	Bighorn Permian Resources, LLC[2]	4,392	— [6]
			863,727

87	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Real estate 1.07%
	Extra Space Storage, Inc. REIT	811,931	$126,182
	VICI Properties, Inc. REIT	4,209,324	120,555
	Crown Castle, Inc. REIT	435,600	42,558
			289,295

Utilities 0.16%
	Constellation Energy Corp.	138,666	27,771
	FirstEnergy Corp.	400,000	15,308
			43,079
	Total common stocks (cost: $10,597,781,000)		18,380,340
Preferred securities 0.00%
Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	771
	Total preferred securities (cost: $466,000)		771
Rights & warrants 0.00%
Energy 0.00%
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [6]
	Total rights & warrants (cost: $0)		— [6]
Convertible stocks 0.04%
Health care 0.04%
	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,3]	4,955,500	11,596
	Total convertible stocks (cost: $50,000,000)		11,596
Convertible bonds & notes 0.01%		Principal amount (000)
Communication services 0.01%
	DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000	2,501
	Total convertible bonds & notes (cost: $2,707,000)		2,501

Bonds, notes & other debt instruments 23.64%
Mortgage-backed obligations 9.11%
Federal agency mortgage-backed obligations 8.42%
	Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	— [6]	— [6]
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	— [6]	— [6]
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	— [6]	— [6]
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	79	77
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	— [6]	— [6]
	Fannie Mae Pool #890329 4.00% 4/1/2026[7]	9	9
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	1	1
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	9	8
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	49	49
	Fannie Mae Pool #254767 5.50% 6/1/2033[7]	160	160
	Fannie Mae Pool #555956 5.50% 12/1/2033[7]	102	102
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	296	287
	Fannie Mae Pool #929185 5.50% 1/1/2036[7]	318	319
	Fannie Mae Pool #893641 6.00% 9/1/2036[7]	542	555
	Fannie Mae Pool #893688 6.00% 10/1/2036[7]	138	141
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	5,069	4,673
	Fannie Mae Pool #907239 6.00% 12/1/2036[7]	22	22
	Fannie Mae Pool #928031 6.00% 1/1/2037[7]	48	49

American Funds Insurance Series	88

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #888292 6.00% 3/1/2037[7]	USD449	$460
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	84	85
	Fannie Mae Pool #190379 5.50% 5/1/2037[7]	45	45
	Fannie Mae Pool #924952 6.00% 8/1/2037[7]	683	698
	Fannie Mae Pool #888637 6.00% 9/1/2037[7]	8	8
	Fannie Mae Pool #995674 6.00% 5/1/2038[7]	255	261
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]	803	823
	Fannie Mae Pool #995224 6.00% 9/1/2038[7]	7	7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]	251	258
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]	173	176
	Fannie Mae Pool #889983 6.00% 10/1/2038[7]	15	15
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]	568	581
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]	96	98
	Fannie Mae Pool #995391 6.00% 11/1/2038[7]	11	12
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]	— [6]	— [6]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]	52	53
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]	152	156
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]	193	197
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]	359	367
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]	6,756	5,685
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[7]	7,786	6,517
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]	20,333	16,400
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[7]	13,249	11,089
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]	2,699	2,470
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]	1,806	1,710
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]	1,012	958
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]	868	819
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]	4,657	4,244
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	7,679	6,964
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]	1,135	1,029
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	2,395	2,171
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]	82	77
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]	326	289
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]	1,271	1,189
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]	1,421	1,286
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]	1,892	1,714
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]	415	365
	Fannie Mae Pool #256975 7.00% 10/1/2047[7]	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]	1,347	1,217
	Fannie Mae Pool #257036 7.00% 11/1/2047[7]	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	2,319	2,168
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]	9	9
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]	10	9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]	14,686	13,283
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	1,987	1,802
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]	1,531	1,328
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]	4,974	4,147
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]	11,280	9,393
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	348	300
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]	9,151	7,590
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]	1,426	1,191
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	12,840	11,236
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]	6,150	4,870
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]	3,567	2,968
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]	4,442	3,505
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	5,000	4,295
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	601	517
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	462	397
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[7]	164	129
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]	4,308	3,741
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]	78	67

89	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]	USD9,007	$7,073
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]	8,781	7,533
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[7]	2,597	2,038
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]	15,565	12,897
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]	7,243	6,008
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]	177	147
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]	85	71
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]	84	70
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]	84	70
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[7]	3,141	2,466
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]	11,326	9,720
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]	7,915	6,215
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[7]	5,434	4,260
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[7]	1,073	842
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	59,325	51,449
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[7]	3,156	2,478
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[7]	2,641	2,073
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[7]	1,938	1,521
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[7]	1,419	1,114
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[7]	1,362	1,069
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[7]	6,278	4,923
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[7]	3,221	2,523
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[7]	2,572	2,017
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]	5,626	5,314
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[7]	5,423	4,252
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]	683	645
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	11,484	10,847
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	855	809
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]	3,219	3,041
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	2,632	2,598
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	1,114	1,100
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	2,781	2,749
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]	7,391	6,767
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	811	786
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	192	189
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	25,518	24,675
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	681	672
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	1,536	1,579
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	525	536
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	388	396
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[7]	13,386	10,504
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	2,552	2,518
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]	112	110
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	23,988	24,071
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	1,986	1,960
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	5,848	5,867
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[7]	15,857	14,518
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	8,784	8,814
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[7]	12,058	11,039
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]	293	290
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	9,559	9,744
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[7]	12,961	11,864
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	271	267
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[7]	3,672	3,696
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[7]	2,911	2,971
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	14,315	14,123
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	5,348	5,282
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]	983	990
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	11	11
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[7]	24,586	22,506
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]	8,038	7,938

American Funds Insurance Series	90

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[7]	USD4,436	$4,061
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	1,240	1,251
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[7]	1,084	1,092
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	1,576	1,559
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	563	567
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]	10,197	9,704
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	3,614	3,007
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	21	22
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]	65	65
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]	31	26
	Freddie Mac Pool #C91912 3.00% 2/1/2037[7]	9,285	8,543
	Freddie Mac Pool #G03978 5.00% 3/1/2038[7]	371	367
	Freddie Mac Pool #G04553 6.50% 9/1/2038[7]	41	43
	Freddie Mac Pool #G08347 4.50% 6/1/2039[7]	56	55
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	22,289	18,840
	Freddie Mac Pool #C03518 5.00% 9/1/2040[7]	507	502
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]	1,401	1,325
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]	1,065	1,010
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]	706	667
	Freddie Mac Pool #760014 2.838% 8/1/2045[7,8]	149	145
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]	4,731	4,439
	Freddie Mac Pool #G60344 4.00% 12/1/2045[7]	4,215	3,955
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]	3,760	3,323
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]	196	190
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]	200	193
	Freddie Mac Pool #760015 2.67% 1/1/2047[7,8]	384	363
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]	1,097	995
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	2,021	1,883
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	367	316
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]	30,169	23,754
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]	15,946	12,734
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]	27,893	22,159
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]	369	320
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[7]	847	666
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]	9,191	7,637
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]	6,264	5,224
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]	6,078	5,247
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]	667	569
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]	163	141
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[7]	4,022	3,156
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[7]	1,730	1,356
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]	6,184	5,130
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]	2,162	1,797
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]	308	266
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[7]	909	714
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[7]	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]	939	838
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[7]	4,474	3,509
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[7]	3,102	2,432
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[7]	1,182	927
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[7]	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[7]	268	210
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[7]	3,138	2,462
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[7]	1,127	884
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]	83	69
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]	50	44
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	2,276	2,089
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	12,205	10,398
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	1,274	1,098
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]	41,461	39,161
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]	188	177

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	USD863	$815
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]	211	200
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]	126	119
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	1,180	1,143
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]	1,253	1,183
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]	82	77
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	6,271	6,072
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[7]	1,940	1,778
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[7]	18,182	16,645
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	1,298	1,256
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]	86	81
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	427	412
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	3,034	2,994
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	723	742
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	634	648
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	583	600
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	561	579
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	404	417
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	295	303
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	218	222
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	158	164
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	34	33
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	9,215	9,095
	Freddie Mac Pool #QH1153 4.00% 9/1/2053[7]	494	453
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	27,916	27,547
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	5,721	5,751
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	130,134	125,836
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	25,587	25,249
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[7]	11,885	10,879
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[7]	22,785	20,856
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	12,411	12,245
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	1,722	1,704
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	1,308	1,292
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[7]	1,005	920
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[7]	16,539	16,370
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[7]	7,984	7,892
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[7]	3,077	3,045
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[7]	690	632
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	460	455
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[7]	1,810	1,821
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	1,260	1,270
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	766	758
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	225	227
	Freddie Mac, Series T041, Class 3A, 4.336% 7/25/2032[7,8]	160	150
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[7]	11,374	11,629
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	2,296	2,105
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]	983	907
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	4,513	4,117
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	4,378	4,010
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	820	728
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	681	609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	1,456	1,372
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	1,749	1,540

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	USD7,854	$7,296
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	4,595	4,149
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	1,821	1,712
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]	3,584	3,402
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]	2,455	2,290
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	2,254	2,082
	Government National Mortgage Assn. 2.50% 7/1/2054[7,9]	14,000	11,770
	Government National Mortgage Assn. 3.00% 7/1/2054[7,9]	32,663	28,462
	Government National Mortgage Assn. 4.00% 7/1/2054[7,9]	14,285	13,202
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]	421	392
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	283	273
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]	168	162
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]	7,236	5,868
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]	72,466	58,755
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]	1,469	1,416
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]	406	391
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]	152	128
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]	13,059	10,983
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]	142	128
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]	924	777
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]	697	626
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	1,585	1,466
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]	32,854	29,510
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]	2,386	2,008
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]	2,081	1,752
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	3,153	2,999
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]	29,544	28,103
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	2,065	1,539
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[7,9]	638	576
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,9]	111,474	87,202
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[7,9]	210,980	172,303
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[7,9]	46,540	39,596
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[7,9]	101,292	89,659
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[7,9]	59,638	54,575
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,9]	62,783	59,195
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,9]	16,500	15,948
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,9]	57,079	56,300
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,9]	42,142	42,265
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,9]	114,534	116,583
	Uniform Mortgage-Backed Security 2.50% 8/1/2054[7,9]	104,050	85,065
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[7,9]	20,104	17,120
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[7,9]	27,000	23,903
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[7,9]	35,000	33,008
	Uniform Mortgage-Backed Security 5.00% 8/1/2054[7,9]	9,000	8,698
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,9]	58,728	58,873
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,9]	18,304	18,620
			2,268,656

Commercial mortgage-backed securities 0.53%
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]	5,368	5,573
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]	857	905
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]	2,909	2,483
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]	1,000	943
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]	2,960	2,479

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[5,7,8]	USD6,164	$6,177
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[5,7,8]	5,711	5,633
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,7,8]	4,505	4,452
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,7,8]	7,968	7,875
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[5,7,8]	5,968	5,889
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[5,7,8]	6,609	6,539
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[5,7,8]	1,193	1,179
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[5,7,8]	1,078	1,064
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[5,7,8]	4,955	4,901
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[5,7,8]	6,334	6,264
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,7,8]	3,606	3,614
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[7]	42	42
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]	4,735	4,660
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]	322	318
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,7]	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[5,7,8]	1,429	1,424
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[5,7,8]	1,304	1,300
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[5,7,8]	1,363	1,361
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,7]	3,795	3,104
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[5,7,8]	9,264	9,275
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,7,8]	1,355	1,321
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]	2,489	2,119
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,7]	1,698	1,519
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,7]	578	484
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,7,8]	100	81
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[5,7,8]	1,326	1,323
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,7]	13,772	12,258
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[5,7,8]	3,314	3,289
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]	192	190
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[7]	107	107
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[5,7,8]	4,424	4,409
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,7]	2,194	1,794

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[5,7,8]	USD4,601	$4,561
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[5,7,8]	10,709	10,584
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[5,7,8]	6,379	6,402
			141,669

Collateralized mortgage-backed obligations (privately originated) 0.16%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,7,8]	836	720
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[5,7,8]	740	734
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,7]	3,693	3,495
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]	133	127
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,7]	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,7]	5,901	6,403
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.75% 10/25/2027[7,8]	56	56
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[5,7,8]	612	620
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[5,7,8]	4,467	4,487
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,7]	3,958	3,637
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]	261	251
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[5,7,8]	4,040	4,039
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,7,10]	3,695	3,733
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,7,10]	5,045	4,924
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,7]	2,446	2,260
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,7]	2,899	2,735
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,7,10]	2,875	2,882
			43,181
	Total mortgage-backed obligations		2,453,506
U.S. Treasury bonds & notes 6.04%
U.S. Treasury 5.91%
	U.S. Treasury 4.25% 9/30/2024	880	878
	U.S. Treasury 1.00% 12/15/2024	10,725	10,520
	U.S. Treasury 3.875% 4/30/2025	4,250	4,204
	U.S. Treasury 4.625% 6/30/2025	160,260	159,496
	U.S. Treasury 4.75% 7/31/2025	71,532	71,283
	U.S. Treasury 5.00% 10/31/2025	2,418	2,418
	U.S. Treasury 4.875% 11/30/2025	12,250	12,237
	U.S. Treasury 4.25% 1/31/2026	1,813	1,796
	U.S. Treasury 0.50% 2/28/2026	42,515	39,590
	U.S. Treasury 4.625% 2/28/2026	2,096	2,088
	U.S. Treasury 3.625% 5/15/2026	1,195	1,171
	U.S. Treasury 4.625% 6/30/2026	13,850	13,824
	U.S. Treasury 0.75% 8/31/2026	52	48
	U.S. Treasury 0.875% 9/30/2026	565	520
	U.S. Treasury 1.125% 10/31/2026	471	435
	U.S. Treasury 4.625% 11/15/2026	7,985	7,982
	U.S. Treasury 4.00% 1/15/2027	8,825	8,697
	U.S. Treasury 4.125% 2/15/2027	1,404	1,388
	U.S. Treasury 1.125% 2/28/2027	762	697

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 2.375% 5/15/2027	USD880	$829
	U.S. Treasury 2.625% 5/31/2027	96,250	91,282
	U.S. Treasury 4.625% 6/15/2027	924	927
	U.S. Treasury 0.50% 6/30/2027	36,300	32,259
	U.S. Treasury 4.125% 9/30/2027	90,000	88,998
	U.S. Treasury 4.00% 2/29/2028	46,200	45,494
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,415
	U.S. Treasury 1.25% 9/30/2028	3,142	2,761
	U.S. Treasury 4.00% 1/31/2029	127,369	125,386
	U.S. Treasury 2.875% 4/30/2029	50,000	46,759
	U.S. Treasury 4.25% 6/30/2029	48,480	48,260
	U.S. Treasury 1.50% 2/15/2030	16,651	14,291
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,344
	U.S. Treasury 4.00% 7/31/2030	8,160	8,003
	U.S. Treasury 4.875% 10/31/2030	50,765	52,199
	U.S. Treasury 4.25% 6/30/2031	31,288	31,180
	U.S. Treasury 2.875% 5/15/2032	50,000	45,041
	U.S. Treasury 4.125% 11/15/2032	723	711
	U.S. Treasury 3.50% 2/15/2033	29,540	27,682
	U.S. Treasury 3.875% 8/15/2033	136,086	130,930
	U.S. Treasury 4.375% 5/15/2034	46,050	46,068
	U.S. Treasury 1.125% 5/15/2040[11]	37,775	23,257
	U.S. Treasury 1.375% 11/15/2040	17,695	11,171
	U.S. Treasury 1.75% 8/15/2041	37,854	25,020
	U.S. Treasury 2.00% 11/15/2041	1,181	812
	U.S. Treasury 4.625% 5/15/2044	43,595	43,512
	U.S. Treasury 2.50% 2/15/2046	3,755	2,647
	U.S. Treasury 3.00% 5/15/2047	9,355	7,158
	U.S. Treasury 3.00% 2/15/2048	336	256
	U.S. Treasury 1.375% 8/15/2050[11]	12,500	6,400
	U.S. Treasury 2.25% 2/15/2052	72,025	45,906
	U.S. Treasury 4.00% 11/15/2052	8,369	7,627
	U.S. Treasury 3.625% 2/15/2053[11]	125,000	106,394
	U.S. Treasury 3.625% 5/15/2053	22,676	19,306
	U.S. Treasury 4.25% 2/15/2054[11]	95,597	91,068
			1,592,204

U.S. Treasury inflation-protected securities 0.13%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	26,473	25,939
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	4,891	4,770
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	4,108	3,974
			34,683
	Total U.S. Treasury bonds & notes		1,626,887
Corporate bonds, notes & loans 5.90%
Financials 1.47%
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,092
	AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,377
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,10]	4,250	4,343
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	1,969
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,150
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,315
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]	4,810	4,859
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]	2,686	2,864
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,895
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,256
	Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,206

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Banco Santander, SA 2.746% 5/28/2025	USD1,200	$1,169
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,390
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	2,428	2,153
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]	2,250	2,237
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	2,098	2,095
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	1,000	818
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	4,535	4,490
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	8,050	8,045
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[10]	3,477	3,457
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	484
	Block, Inc. 3.50% 6/1/2031	2,325	2,007
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	100
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,216
	Blue Owl Capital Corp. II 4.625% 11/26/2024[5]	512	509
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,306
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,380
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	1,630	1,594
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,10]	3,062	2,847
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,10]	2,829	2,470
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,10]	281	280
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,200
	BPCE SA 5.15% 7/21/2024[5]	3,710	3,707
	BPCE SA 1.00% 1/20/2026[5]	500	467
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,10]	271	269
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,10]	8,125	8,096
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,10]	1,450	1,474
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,10]	4,375	4,358
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	4,609	4,638
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	3,370	3,263
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	852
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,183
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	8,000	7,998
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	6,275	6,240
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	3,254	2,899
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	1,475	1,501
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[10]	4,250	4,395
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,300
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	4,875	4,184
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,230	4,198
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	779
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	648
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,431
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	631
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	875
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	582
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	314
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	167
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	385
	Crédit Agricole SA 4.375% 3/17/2025[5]	850	840
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	6,650	6,151
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[10]	1,109	1,108
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,250	2,323
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	750	780
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	300	264
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,10]	7,750	7,775
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	217

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Fiserv, Inc. 3.50% 7/1/2029	USD471	$436
	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,138
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	2,198	2,030
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	4,000	3,732
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	390	370
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	2,323	1,954
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	2,000	1,480
	Hightower Holding, LLC 6.75% 4/15/2029[5]	870	815
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[10]	625	618
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	1,436	1,202
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	400	333
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	770	802
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]	5,839	5,873
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	537	562
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,270
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/ 2032)[5,10]	4,600	5,076
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,10]	3,621	3,786
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	2,975	2,772
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	1,066	1,060
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	4,000	3,903
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	3,740	3,703
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	4,250	4,392
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	4,750	4,826
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	4,411	4,394
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	4,250	4,362
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	1,222	1,141
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	358
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	800	743
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	10,155	10,120
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,667
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	644
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	573
	Mastercard, Inc. 4.85% 3/9/2033	4,258	4,241
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,581
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	2,450	2,427
	Morgan Stanley 3.125% 7/27/2026	325	311
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	425	423
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	4,458	4,445
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]	4,150	4,176
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[10]	2,500	2,462
	Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,944
	Nasdaq, Inc. 5.55% 2/15/2034	4,870	4,879
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,630	1,641
	Navient Corp. 6.75% 6/15/2026	300	302
	Navient Corp. 5.50% 3/15/2029	10,330	9,441
	Navient Corp. 11.50% 3/15/2031	4,860	5,358
	New York Life Global Funding 2.35% 7/14/2026[5]	590	559
	New York Life Global Funding 4.55% 1/28/2033[5]	1,263	1,202
	Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,308
	OneMain Finance Corp. 3.875% 9/15/2028	756	679
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,647
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,494
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,803

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Oxford Finance, LLC 6.375% 2/1/2027[5]	USD1,125	$1,085
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	627
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	531
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	380
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	530
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,117
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,798
	Prudential Financial, Inc. 3.70% 3/13/2051	755	548
	Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	1,972
	Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,366
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,525
	Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,393
	Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	425	430
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,10]	1,000	966
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	5,088
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,224
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,321
	Travelers Companies, Inc. 4.00% 5/30/2047	860	693
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]	1,677	1,781
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[8,13]	4,160	4,252
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,776
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,10]	1,568	1,558
	UBS Group AG 4.125% 9/24/2025[5]	2,750	2,698
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,10]	1,250	1,208
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,10,14]	800	755
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,10]	3,575	3,569
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[5,10]	3,075	3,073
	UniCredit SpA 4.625% 4/12/2027[5]	625	610
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]	8,000	7,828
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	7,025	7,087
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	400	369
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]	7,225	7,499
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	3,750	3,999
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	3,000	2,942
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	3,325	2,749
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,052
			395,540

Health care 0.64%
	AdaptHealth, LLC 6.125% 8/1/2028[5]	645	616
	AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,727
	AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	884
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,254
	Amgen, Inc. 5.25% 3/2/2033	2,500	2,494
	Amgen, Inc. 5.60% 3/2/2043	1,500	1,479
	Amgen, Inc. 5.65% 3/2/2053	378	373
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,349
	Amgen, Inc. 5.75% 3/2/2063	258	253
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,660
	AstraZeneca Finance, LLC 4.90% 2/26/2031	1,850	1,846
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	627
	AstraZeneca Finance, LLC 5.00% 2/26/2034	5,800	5,770

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	AstraZeneca PLC 3.375% 11/16/2025	USD1,140	$1,112
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	5,851
	Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	7,450	5,584
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[8,13]	987	902
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,981
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,345
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,804
	Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,113
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,525
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,361
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	3,750	3,744
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,807
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,493
	Centene Corp. 4.25% 12/15/2027	565	540
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,563
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	4,325	3,570
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,793
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,150
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,043
	CVS Health Corp. 5.70% 6/1/2034	4,053	4,044
	Elevance Health, Inc. 2.375% 1/15/2025	818	804
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,406
	Elevance Health, Inc. 4.75% 2/15/2033	811	784
	Elevance Health, Inc. 5.125% 2/15/2053	344	317
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,273
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[8,13]	2,575	2,573
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,663
	HCA, Inc. 3.375% 3/15/2029	804	739
	HCA, Inc. 3.625% 3/15/2032	1,000	881
	HCA, Inc. 4.375% 3/15/2042	1,500	1,234
	HCA, Inc. 4.625% 3/15/2052	1,450	1,171
	Humana, Inc. 5.375% 4/15/2031	3,194	3,178
	Humana, Inc. 5.75% 4/15/2054	1,517	1,463
	Jazz Securities DAC 4.375% 1/15/2029[5]	1,975	1,835
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,163
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,847
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,579
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	3,855	3,344
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,511
	Novartis Capital Corp. 1.75% 2/14/2025	500	489
	Novartis Capital Corp. 2.00% 2/14/2027	636	592
	Owens & Minor, Inc. 4.50% 3/31/2029[5]	5,065	4,373
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,361
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[5,15]	3,199	3,003
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[8,13,15]	3,351	3,188
	Summa Health 3.511% 11/15/2051	1,655	1,208
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,560	1,454
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	16,940	15,912
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,549
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,625	1,836
			173,408

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 0.63%
	AT&T, Inc. 3.50% 9/15/2053	USD5,140	$3,492
	CCO Holdings, LLC 4.75% 3/1/2030[5]	2,658	2,304
	CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	2,966
	CCO Holdings, LLC 4.25% 2/1/2031[5]	4,286	3,503
	CCO Holdings, LLC 4.75% 2/1/2032[5]	2,150	1,762
	CCO Holdings, LLC 4.50% 5/1/2032	6,268	5,053
	CCO Holdings, LLC 4.50% 6/1/2033[5]	157	124
	CCO Holdings, LLC 4.25% 1/15/2034[5]	116	88
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	115
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	2,945
	Comcast Corp. 2.35% 1/15/2027	4,000	3,746
	Comcast Corp. 4.80% 5/15/2033	2,416	2,353
	Comcast Corp. 5.65% 6/1/2054	2,281	2,279
	Connect Finco SARL 6.75% 10/1/2026[5]	3,800	3,671
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[8,13]	2,693	2,595
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	3,655	3,441
	DIRECTV Financing, LLC 8.875% 2/1/2030[5]	925	906
	DISH DBS Corp. 5.875% 11/15/2024	7,055	6,705
	DISH Network Corp. 11.75% 11/15/2027[5]	5,000	4,907
	Embarq Corp. 7.995% 6/1/2036	7,409	973
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	7,210	6,800
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	4,400	4,040
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	3,850	3,358
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	2,900	2,527
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,135
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	1,000	1,031
	Gray Television, Inc. 7.00% 5/15/2027[5]	1,969	1,815
	Gray Television, Inc. 10.50% 7/15/2029[5]	4,805	4,836
	Gray Television, Inc. 4.75% 10/15/2030[5]	1,850	1,112
	Gray Television, Inc. 5.375% 11/15/2031[5]	7,010	3,979
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	5,516	5,146
	Ligado Networks, LLC 15.50% PIK 11/1/2023[5,15,16]	5,838	861
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,13,15,16]	571	542
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]	3,205	2,963
	Netflix, Inc. 5.875% 11/15/2028	1,313	1,353
	Netflix, Inc. 5.375% 11/15/2029[5]	20	20
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	3,950	3,515
	SBA Tower Trust 1.631% 11/15/2026[5]	8,707	7,914
	Scripps Escrow II, Inc. 3.875% 1/15/2029[5]	2,325	1,622
	Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	3,575	3,233
	Sirius XM Radio, Inc. 4.125% 7/1/2030[5]	2,272	1,942
	Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	6,252	5,108
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,219
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	486
	T-Mobile USA, Inc. 1.50% 2/15/2026	500	470
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	292
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,906
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,947
	T-Mobile USA, Inc. 5.75% 1/15/2054	3,550	3,536
	T-Mobile USA, Inc. 6.00% 6/15/2054	3,116	3,225
	T-Mobile USA, Inc. 5.50% 1/15/2055	2,051	1,979
	Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,037
	Univision Communications, Inc. 8.00% 8/15/2028[5]	300	293
	Univision Communications, Inc. 4.50% 5/1/2029[5]	5,300	4,460
	Univision Communications, Inc. 7.375% 6/30/2030[5]	725	675
	Verizon Communications, Inc. 2.55% 3/21/2031	410	348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,408
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,919
	Verizon Communications, Inc. 2.875% 11/20/2050	671	422
	Verizon Communications, Inc. 5.50% 2/23/2054	272	266

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Verizon Communications, Inc. 2.987% 10/30/2056	USD1,343	$823
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	4,525	3,762
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,398
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,749
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	967
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,325
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,169
			168,861

Energy 0.60%
	Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,170	2,105
	Antero Resources Corp. 7.625% 2/1/2029[5]	955	984
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[5]	2,000	2,003
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,242
	Baytex Energy Corp. 8.50% 4/30/2030[5]	225	235
	Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	309
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,335	3,495
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	419
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	926
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,359
	Chesapeake Energy Corp. 5.875% 2/1/2029[5]	2,240	2,219
	Chesapeake Energy Corp. 4.875% 4/15/2032[16]	7,225	151
	CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,141
	Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	468
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	1,705	1,789
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	563
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	788
	CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	952
	CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,620
	CNX Resources Corp. 7.375% 1/15/2031[5]	553	566
	CNX Resources Corp. 7.25% 3/1/2032[5]	505	515
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	450	419
	ConocoPhillips Co. 5.30% 5/15/2053	1,015	964
	Constellation Oil Services Holding SA 13.50% 6/30/2025[2,5]	852	852
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[15]	445	367
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	495	505
	Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	604
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	515
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,085
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,087
	Enbridge, Inc. 2.50% 1/15/2025	300	295
	Enbridge, Inc. 3.70% 7/15/2027	62	59
	Enbridge, Inc. 6.70% 11/15/2053	3,732	4,078
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	412
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,465
	Energy Transfer, LP 5.60% 9/1/2034	2,133	2,120
	Energy Transfer, LP 6.05% 9/1/2054	1,182	1,166
	Eni SpA 5.95% 5/15/2054[5]	831	817
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,511
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	451
	EQM Midstream Partners, LP 5.50% 7/15/2028	1,463	1,442
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	686
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,530
	Equinor ASA 3.25% 11/10/2024	2,850	2,825
	Equinor ASA 4.25% 11/23/2041	2,000	1,750
	Exxon Mobil Corp. 2.019% 8/16/2024	643	640
	Exxon Mobil Corp. 2.44% 8/16/2029	213	190
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,720
	Genesis Energy, LP 7.75% 2/1/2028	470	475
	Genesis Energy, LP 8.25% 1/15/2029	720	744

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Genesis Energy, LP 8.875% 4/15/2030	USD934	$983
	Genesis Energy, LP 7.875% 5/15/2032	1,195	1,207
	Global Partners, LP 8.25% 1/15/2032[5]	310	319
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	864
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	396
	Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,604
	Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	882
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	387
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	350	338
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	460	441
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	925	986
	Jonah Energy, LLC 12.00% 11/5/2025[2]	707	707
	Kinder Morgan, Inc. 5.00% 2/1/2029	7,261	7,182
	Kinder Morgan, Inc. 5.40% 2/1/2034	9,069	8,934
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,140
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	220	226
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	983
	Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,326
	MPLX, LP 4.125% 3/1/2027	500	486
	MPLX, LP 2.65% 8/15/2030	4,273	3,684
	MPLX, LP 4.50% 4/15/2038	750	654
	MPLX, LP 4.70% 4/15/2048	1,101	907
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,809
	Nabors Industries, Ltd. 7.25% 1/15/2026[5]	750	761
	New Fortress Energy, Inc. 6.75% 9/15/2025[5]	947	920
	New Fortress Energy, Inc. 6.50% 9/30/2026[5]	6,840	6,298
	New Fortress Energy, Inc. 8.75% 3/15/2029[5]	1,115	1,019
	Noble Finance II, LLC 8.00% 4/15/2030[5]	175	182
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	605	636
	ONEOK, Inc. 5.55% 11/1/2026	989	993
	ONEOK, Inc. 5.65% 11/1/2028	1,279	1,299
	ONEOK, Inc. 5.80% 11/1/2030	384	393
	ONEOK, Inc. 6.05% 9/1/2033	2,355	2,426
	ONEOK, Inc. 6.625% 9/1/2053	2,250	2,403
	Parkland Corp. 4.625% 5/1/2030[5]	1,035	945
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	1,003
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,048
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,744
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	103
	Range Resources Corp. 4.75% 2/15/2030[5]	186	175
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,534
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,880
	Southwestern Energy Co. 4.75% 2/1/2032	960	884
	Sunoco, LP 7.00% 9/15/2028[5]	1,675	1,718
	Sunoco, LP 4.50% 5/15/2029	1,050	983
	Sunoco, LP 4.50% 4/30/2030	1,255	1,162
	Talos Production, Inc. 9.375% 2/1/2031[5]	170	180
	TotalEnergies Capital SA 5.15% 4/5/2034	3,003	3,005
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,054
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	564
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,808
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	939
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	754
	Venture Global LNG, Inc. 8.375% 6/1/2031[5]	3,905	4,053
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	8,825	9,152
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	992
	Williams Companies, Inc. 5.15% 3/15/2034	2,202	2,149
			161,233

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 0.52%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$735
	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	389
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	414
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	707
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	170
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	1,200	1,241
	American Honda Finance Corp. 3.50% 2/15/2028	750	714
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,957
	Carnival Corp. 5.75% 3/1/2027[5]	1,850	1,829
	Carnival Corp. 4.00% 8/1/2028[5]	1,675	1,574
	Carnival Corp. 6.00% 5/1/2029[5]	775	766
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	1,783	1,774
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	450	431
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	603
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,203
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,635
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,058
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,263
	Ford Motor Co. 4.75% 1/15/2043	4,354	3,524
	Ford Motor Co. 5.291% 12/8/2046	2,256	1,976
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,182
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,135	6,116
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,750	3,947
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,711
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,507
	Gap, Inc. 3.625% 10/1/2029[5]	486	421
	Gap, Inc. 3.875% 10/1/2031[5]	323	270
	Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,643
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,704
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,689
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,341
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,633
	Home Depot, Inc. 3.90% 12/6/2028	825	797
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,076
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,443
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,684
	Home Depot, Inc. 4.50% 12/6/2048	428	371
	Hyundai Capital America 1.50% 6/15/2026[5]	850	788
	Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,353
	Hyundai Capital America 5.275% 6/24/2027[5]	10,500	10,457
	Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,353
	Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,703
	Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,099
	International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,367
	KB Home 7.25% 7/15/2030	1,295	1,336
	Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	825
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	590	552
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,350	1,410
	Light and Wonder International, Inc. 7.00% 5/15/2028[5]	750	754
	Light and Wonder International, Inc. 7.25% 11/15/2029[5]	2,240	2,289
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	775	766
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,607
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	914
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,195
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,019
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	570
	McDonald’s Corp. 4.60% 9/9/2032	716	692
	McDonald’s Corp. 4.95% 8/14/2033	559	551
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,603
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,502
	NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,420

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	NCL Corp., Ltd. 7.75% 2/15/2029[5]	USD1,375	$1,431
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[5]	1,345	1,330
	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,817
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,15]	1,277	1,233
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,243
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	1,300	1,220
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	1,795	1,769
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,892
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,035	2,743
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	1,325	1,168
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,005
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,533
	Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	927	767
	Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	635	664
	Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	850	768
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	402
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,313
	Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,936
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,801
			139,658

Industrials 0.42%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	670	665
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,024
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	986
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	32
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,244
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	1,665	1,651
	BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,389
	BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,657
	BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,748
	BAE Systems PLC 5.50% 3/26/2054[5]	599	586
	Boeing Co. 4.875% 5/1/2025	946	936
	Boeing Co. 3.10% 5/1/2026	251	238
	Boeing Co. 3.25% 2/1/2028	2,000	1,832
	Boeing Co. 5.15% 5/1/2030	945	908
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/2031[5]	227	231
	Boeing Co. 3.60% 5/1/2034	2,500	2,012
	Boeing Co. 6.528% 5/1/2034[5]	4,274	4,378
	Boeing Co. 5.805% 5/1/2050	3,380	3,048
	Boeing Co. 6.858% 5/1/2054[5]	520	534
	Bombardier, Inc. 7.125% 6/15/2026[5]	473	480
	Bombardier, Inc. 7.875% 4/15/2027[5]	1,021	1,024
	Brink’s Co. (The) 6.50% 6/15/2029[5]	485	491
	Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,290
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,278
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	551
	Carrier Global Corp. 6.20% 3/15/2054	328	352
	Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,394
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	590	549
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	520	483
	CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,519
	CSX Corp. 4.25% 3/15/2029	1,062	1,030
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	660	670
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,629
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,113
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,306
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,518
	L3Harris Technologies, Inc. 5.60% 7/31/2053	3,945	3,916

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Lockheed Martin Corp. 5.10% 11/15/2027	USD951	$958
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,863
	Lockheed Martin Corp. 5.25% 1/15/2033	1,602	1,629
	Lockheed Martin Corp. 4.75% 2/15/2034	4,337	4,225
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,904
	Masco Corp. 1.50% 2/15/2028	774	679
	Masco Corp. 2.00% 2/15/2031	497	405
	Masco Corp. 3.125% 2/15/2051	230	149
	Norfolk Southern Corp. 4.45% 3/1/2033	654	617
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,787
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,947
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,794
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,293
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,980
	Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	946
	RTX Corp. 5.15% 2/27/2033	2,669	2,642
	RTX Corp. 5.375% 2/27/2053	3,950	3,755
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	2,382	2,568
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	2,720	3,004
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,162
	TransDigm, Inc. 6.625% 3/1/2032[5]	1,625	1,643
	Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,709
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,114
	Union Pacific Corp. 2.95% 3/10/2052	1,000	644
	Union Pacific Corp. 3.839% 3/20/2060	546	402
	Union Pacific Corp. 3.799% 4/6/2071	545	384
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,487
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	187
	XPO, Inc. 7.125% 6/1/2031[5]	800	818
			114,543

Real estate 0.42%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	306
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,169
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,706
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,165
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,082
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	347
	American Tower Corp. 1.45% 9/15/2026	2,369	2,175
	American Tower Corp. 3.55% 7/15/2027	1,425	1,353
	American Tower Corp. 3.60% 1/15/2028	1,000	944
	American Tower Corp. 1.50% 1/31/2028	2,500	2,193
	American Tower Corp. 2.30% 9/15/2031	1,500	1,224
	American Tower Corp. 2.95% 1/15/2051	2,000	1,252
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	1,874
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,617
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,262
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,235	3,231
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,711
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,104
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,259
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	349
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,450	1,380
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,340	2,095
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,520	3,034
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,907
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,601
	Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,394
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,464
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,520	2,094

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD2,260	$1,850
	Kilroy Realty, LP 6.25% 1/15/2036	1,468	1,395
	Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[5]	3,842	3,643
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[5]	2,295	2,122
	MPT Operating Partnership, LP 5.25% 8/1/2026	130	118
	MPT Operating Partnership, LP 5.00% 10/15/2027	7,152	5,913
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	95
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,140
	Prologis, LP 4.875% 6/15/2028	2,357	2,346
	Prologis, LP 4.75% 6/15/2033	4,359	4,205
	Prologis, LP 5.125% 1/15/2034	2,000	1,977
	Prologis, LP 5.00% 3/15/2034	4,095	4,007
	Prologis, LP 5.25% 6/15/2053	1,365	1,289
	Prologis, LP 5.25% 3/15/2054	615	582
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,216
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,787
	Public Storage Operating Co. 2.30% 5/1/2031	719	605
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	1,240	1,097
	Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,033
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	971
	Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,330
	Service Properties Trust 5.25% 2/15/2026	510	494
	Service Properties Trust 4.75% 10/1/2026	1,635	1,533
	Service Properties Trust 4.95% 2/15/2027	1,540	1,401
	Service Properties Trust 5.50% 12/15/2027	655	609
	Service Properties Trust 3.95% 1/15/2028	1,270	1,065
	Service Properties Trust 8.375% 6/15/2029	3,028	2,979
	Service Properties Trust 4.95% 10/1/2029	270	205
	Service Properties Trust 8.625% 11/15/2031[5]	775	809
	Service Properties Trust 8.875% 6/15/2032	2,078	1,940
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,623
	Sun Communities Operating, LP 2.70% 7/15/2031	876	724
	UDR, Inc. 2.95% 9/1/2026	760	721
			113,116

Information technology 0.41%
	Adobe, Inc. 1.90% 2/1/2025	366	358
	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,276
	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,721
	Broadcom, Inc. 3.469% 4/15/2034[5]	193	165
	Cisco Systems, Inc. 4.85% 2/26/2029	1,388	1,388
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,014
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cisco Systems, Inc. 5.30% 2/26/2054	1,784	1,749
	Cisco Systems, Inc. 5.35% 2/26/2064	1,812	1,765
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,922
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	750	728
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,034
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[8,13]	5,175	5,177
	CommScope Technologies, LLC 6.00% 6/15/2025[5]	4,750	3,876
	CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	1,892
	CommScope, Inc. 6.00% 3/1/2026[5]	5,865	5,154
	CommScope, Inc. 8.25% 3/1/2027[5]	967	460
	CommScope, Inc. 7.125% 7/1/2028[5]	908	377
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[8,13]	4,645	4,195
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[5,8,13]	17,116	17,733

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,8,13]	USD2,640	$2,654
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,8,13]	29	29
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,054
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	3,974
	Intel Corp. 5.20% 2/10/2033	2,625	2,622
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,463
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,258
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	571
	Microchip Technology, Inc. 5.05% 3/15/2029	4,750	4,713
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,271
	NCR Atleos Corp. 9.50% 4/1/2029[5]	5,144	5,564
	NCR Voyix Corp. 5.125% 4/15/2029[5]	1,650	1,555
	Synaptics, Inc. 4.00% 6/15/2029[5]	875	794
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,467
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,331
	Unisys Corp. 6.875% 11/1/2027[5]	725	637
	Viasat, Inc. 5.625% 9/15/2025[5]	1,525	1,481
	Viasat, Inc. 5.625% 4/15/2027[5]	2,475	2,217
	Viasat, Inc. 6.50% 7/15/2028[5]	1,275	967
	Viasat, Inc. 7.50% 5/30/2031[5]	6,147	4,091
	Viavi Solutions, Inc. 3.75% 10/1/2029[5]	725	613
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,10]	1,005	978
			109,400

Materials 0.33%
	ATI, Inc. 4.875% 10/1/2029	710	665
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/2030[5]	855	872
	Ball Corp. 3.125% 9/15/2031	3,520	2,980
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	935	839
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,554
	Celanese US Holdings, LLC 6.55% 11/15/2030	2,791	2,918
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,806	1,899
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,392
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	2,525	2,393
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,254
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	687
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	1,570	1,554
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,683
	CVR Partners, LP 6.125% 6/15/2028[5]	925	890
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	414
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	823
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	7,545	7,379
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,618
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,487
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,171
	INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	1,991
	INEOS Finance PLC 7.50% 4/15/2029[5]	805	814
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	4,824
	Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	2,495	2,337
	Linde, Inc. 1.10% 8/10/2030	2,938	2,369
	LSB Industries, Inc. 6.25% 10/15/2028[5]	1,560	1,506
	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	1,013
	LYB International Finance III, LLC 4.20% 5/1/2050	1,186	904
	Methanex Corp. 5.125% 10/15/2027	6,305	6,086
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	993
	Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,581
	Mosaic Co. 4.05% 11/15/2027	1,050	1,008

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	USD1,875	$1,655
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	819
	Novelis Corp. 3.875% 8/15/2031[5]	1,115	966
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	3,485	3,246
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	1,230	1,158
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[8,13,15]	556	562
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[8,13,15]	1,169	1,164
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,261
	Westlake Corp. 4.375% 11/15/2047	500	406
			88,162

Utilities 0.25%
	Ameren Corp. 2.50% 9/15/2024	969	962
	Calpine Corp. 3.75% 3/1/2031[5]	1,975	1,747
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	915
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,928
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	570
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	116
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	56
	EDP Finance BV 3.625% 7/15/2024[5]	4,100	4,096
	Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,113
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/ 2033)[5,10]	1,475	1,608
	Emera US Finance, LP 3.55% 6/15/2026	320	307
	Enel Américas SA 4.00% 10/25/2026	245	235
	Entergy Corp. 2.80% 6/15/2030	2,302	2,012
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	617
	MidAmerican Energy Co. 5.85% 9/15/2054	875	897
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	4,625	4,747
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	113
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,426
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,613
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	71
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	817
	PacifiCorp 5.30% 2/15/2031	3,953	3,942
	PacifiCorp 5.45% 2/15/2034	3,450	3,409
	PacifiCorp 4.125% 1/15/2049	3,500	2,675
	PacifiCorp 5.35% 12/1/2053	419	381
	PacifiCorp 5.80% 1/15/2055	2,075	2,011
	PG&E Corp. 5.00% 7/1/2028	3,750	3,612
	PG&E Corp. 5.25% 7/1/2030	3,400	3,250
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	410
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,681
	Southern California Edison Co. 2.85% 8/1/2029	4,450	3,999
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,519
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,464
	Southern California Edison Co. 5.75% 4/1/2035	675	689
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,974
	Southern California Edison Co. 4.00% 4/1/2047	264	202
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	987
			66,280

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 0.21%
	7-Eleven, Inc. 0.95% 2/10/2026[5]	USD825	$769
	7-Eleven, Inc. 1.30% 2/10/2028[5]	2,500	2,179
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,205
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	290	257
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,242
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,349
	BAT Capital Corp. 7.079% 8/2/2043	2,075	2,188
	BAT Capital Corp. 4.54% 8/15/2047	627	483
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	1,395	1,232
	Coca-Cola Co. 1.00% 3/15/2028	940	825
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	4,067
	Constellation Brands, Inc. 3.60% 2/15/2028	625	593
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Coty, Inc. 4.75% 1/15/2029[5]	1,680	1,598
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,743
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,822
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	270
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	967
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[5]	965	988
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,008
	PepsiCo, Inc. 3.625% 3/19/2050	633	482
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,983
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,074
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,950
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,514
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,153
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,252
	Philip Morris International, Inc. 5.25% 2/13/2034	3,109	3,051
	Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,654
	Post Holdings, Inc. 6.25% 2/15/2032[5]	279	280
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	971
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,874
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	560	493
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	452
			58,189
	Total corporate bonds, notes & loans		1,588,390
Asset-backed obligations 2.30%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,7]	167	165
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,7]	2,962	2,954
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,7]	2,788	2,791
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	12,228	12,012
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[7]	1,414	1,414
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,7]	20,244	19,232
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,7]	138	132
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,7]	11,617	10,736
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,7]	32,377	32,642
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]	5,535	5,618
	Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[5,7,8]	7,810	7,822
	Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[7]	6,633	6,611
	Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[7]	10,137	10,150

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,7]	USD282	$270
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,7]	2,756	2,766
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[7]	4,737	4,744
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[7]	1,259	1,259
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,7]	4,411	3,940
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,7]	283	264
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[5,7,8]	1,461	1,462
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,7]	5,140	4,873
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,7]	1,716	1,493
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,7]	6,034	5,531
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,7]	5,525	5,528
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,7]	5,646	5,653
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,7]	4,751	4,752
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[7]	10,475	10,387
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[7]	3,278	3,259
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[7]	4,553	4,551
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,7]	1,159	1,046
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,7]	4,344	3,917
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,7]	926	838
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,7]	1,286	1,144
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[7]	4,015	4,018
CPS Auto Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,7]	2,347	2,350
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,7]	1,958	1,983
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[7]	4,594	4,595
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[7]	3,457	3,470
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[5,7]	716	716
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,7]	1,279	1,279
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[5,7,8]	1,871	1,873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,7]	273	244
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,7]	960	963
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,7]	2,073	2,053
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,7]	1,856	1,838
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,7]	3,404	3,407
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[7]	4,430	4,452
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,7]	5,699	5,399
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[5,7]	648	649
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,7]	9,605	9,477
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,7]	8,861	8,665
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,7]	6,693	6,751
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,7,8]	15,000	14,898
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,7]	535	487
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,7]	215	193
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,7]	1,894	1,793
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,7]	7,977	7,394
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,7]	10,020	9,290
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,7]	3,284	2,945
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,7]	4,871	4,399
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,7]	385	342
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]	1,774	1,773
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,7]	9,657	9,927
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[7]	2,372	2,359
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,7]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[5,7]	8,452	8,341
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[5,7]	634	625
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[5,7]	405	399
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,7]	8,089	7,861
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,7]	8,390	8,214

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,7]	USD5,565	$5,085
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,7]	685	625
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,7]	429	390
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,7]	4,900	4,500
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,7]	4,960	4,711
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,7]	5,141	5,251
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[7]	417	417
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]	4,913	4,915
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]	1,141	1,137
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[7]	3,557	3,546
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[7]	3,229	3,222
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,7]	2,594	2,606
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[5,7,8]	4,553	4,559
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,7]	3,475	3,495
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[5,7]	3,854	3,398
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,7]	4,760	4,161
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,7]	5,599	5,042
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[5,7]	7,177	6,517
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,7]	4,079	3,698
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,7]	6,924	6,327
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,7]	23,051	20,565
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[5,7,8]	1,393	1,394
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[5,7,8]	2,114	2,119
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[5,7,8]	87	87
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[5,7,8]	4,624	4,628
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[5,7,8]	5,378	5,379
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,7]	5,912	5,902
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]	2,725	2,547
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.347% 9/15/2039[5,7,8]	963	963
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[5,7]	962	965
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[5,7,8]	3,076	3,077
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[7]	451	450
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[7]	2,755	2,756
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[7]	1,458	1,460
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[7]	8,250	8,252
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[7]	738	735
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[7]	5,474	5,496
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]	5,062	5,101
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,7]	3,601	3,598
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,7]	4,498	4,492
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,7]	974	975
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,7]	1,412	1,416
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,7]	3,573	3,580
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.173% 1/15/2053[5,7,8]	4,678	4,653
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,7]	3,070	2,749
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,7]	3,369	3,157
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,7]	3,811	3,520
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,7]	1,376	1,278
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,7]	1,108	1,027

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[5,7,8]	USD4,351	$4,357
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,7]	2,005	1,896
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]	3,169	3,192
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,7]	1,445	1,320
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,7]	650	591
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,7]	794	704
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,7]	2,292	2,054
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,7]	6,229	6,222
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,7]	8,337	8,028
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,7,8]	7,257	6,769
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]	5,253	5,241
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]	2,033	2,028
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[5,7]	1,370	1,369
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,7]	8,714	7,813
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,7]	1,550	1,365
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,7]	1,363	1,369
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]	8,460	8,422
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[7]	4,292	4,277
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,10]	7,481	7,394
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[7]	10,500	10,606
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,7]	8,981	8,901
Verizon Master Trust., Series 24-5, Class A, 5.832% 6/21/2032[5,7]	1,042	1,042
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,7]	519	519
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[5,7]	1,572	1,572
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,7]	3,504	3,508
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]	794	791
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,7]	2,794	2,802
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]	7,845	7,790
		619,173
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Chile (Republic of) 4.85% 1/22/2029	4,500	4,453
CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,204
European Investment Bank 0.75% 10/26/2026	6,194	5,664
OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	3,941
OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,452
Panama (Republic of) 7.50% 3/1/2031	1,970	2,064
Panama (Republic of) 2.252% 9/29/2032	4,805	3,463
Panama (Republic of) 8.00% 3/1/2038	1,495	1,578
Panama (Republic of) 4.50% 1/19/2063	1,035	664
Peru (Republic of) 1.862% 12/1/2032	2,525	1,912
Peru (Republic of) 2.78% 12/1/2060	3,775	2,124
Qatar (State of) 4.00% 3/14/2029[5]	745	722
Qatar (State of) 4.817% 3/14/2049[5]	750	702
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	5,071
United Mexican States 2.659% 5/24/2031	2,703	2,225
United Mexican States 3.50% 2/12/2034	1,790	1,459
United Mexican States 3.771% 5/24/2061	1,528	940
		46,638

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.11%
California 0.02%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	USD1,200	$1,128
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,529
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	414
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	912
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	1,975	1,803
			5,786

Florida 0.03%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,844
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,550
			9,394

Guam 0.00%
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	240	203
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	258
			461

Illinois 0.02%
	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	4,125	4,105

Minnesota 0.00%
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	5	5

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,020	4,408

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,805	5,515
	Total municipals		29,674
	Total bonds, notes & other debt instruments (cost: $6,599,237,000)		6,364,268
Investment funds 5.29%		Shares
	Capital Group Central Corporate Bond Fund[17]	172,076,034	1,423,069
	Total Investment funds (cost: $1,622,158,000)		1,423,069
Short-term securities 6.61%
Money market investments 6.55%
	Capital Group Central Cash Fund 5.37%[17,18]	17,628,972	1,762,897

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[18,19]	7,476,299	$7,476
Capital Group Central Cash Fund 5.37%[17,18,19]	70,379	7,038
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[18,19]	3,408,672	3,409
		17,923
Total short-term securities (cost: $1,780,720,000)		1,780,820
Total investment securities 103.85% (cost: $20,653,069,000)		27,963,365
Other assets less liabilities (3.85)%		(1,036,573)
Net assets 100.00%		$26,926,792
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	2,858	10/3/2024	USD583,657	$1,496
5 Year U.S. Treasury Note Futures	Long	5,850	10/3/2024	623,482	3,982
10 Year U.S. Treasury Note Futures	Long	1,102	9/30/2024	121,203	1,288
10 Year Ultra U.S. Treasury Note Futures	Short	1,991	9/30/2024	(226,041)	(1,574)
20 Year U.S. Treasury Bond Futures	Long	661	9/30/2024	78,205	907
30 Year Ultra U.S. Treasury Bond Futures	Short	1,099	9/30/2024	(137,753)	(2,316)
					$3,783
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.7325%	Annual	SOFR	Annual	5/7/2026	USD284,200	$448	$—	$448
4.7315%	Annual	SOFR	Annual	5/8/2026	USD146,300	232	—	232
4.741%	Annual	SOFR	Annual	5/10/2026	USD394,133	717	—	717
						$1,397	$—	$1,397

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[20] (000)	Value at 6/30/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD17,902	$369	$397	$(28)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 5.29%
Capital Group Central Corporate Bond Fund	$1,406,015	$77,372	$24,780	$(3,560)	$(31,978)	$1,423,069	$31,228
Short-term securities 6.57%
Money market investments 6.55%
Capital Group Central Cash Fund 5.37%[18]	2,395,658	1,915,770	2,548,791	(56)	316	1,762,897	58,736
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.37%[18,19]	1,991	5,047 [22]				7,038	— [23]
Total short-term securities						1,769,935
Total 11.86%				$(3,616)	$(31,662)	$3,193,004	$89,964
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$18,138	.07%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	11,596.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[4,5]	9/13/2023	2,592	2,654.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[4,5]	9/13/2023-6/13/2024	29	29	.00 [6]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,10]	6/23/2023	977	978	.00 [24]
Total		$60,547	$33,395	.12%

American Funds Insurance Series	116

Asset Allocation Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $33,395,000, which represented .12% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $19,113,000, which represented .07% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,265,872,000, which represented 4.70% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,690,000, which represented .07% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,566,000, which represented .17% of the net assets of the fund.

[14]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 6/30/2024.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Agcy. = Agency
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

117	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2024unaudited

Common stocks 64.24%		Shares	Value (000)
Information technology 12.12%
	Microsoft Corp.	28,427	$12,706
	Broadcom, Inc.	7,302	11,724
	Apple, Inc.	26,030	5,483
	Samsung Electronics Co., Ltd.	66,608	3,914
	Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	2,647
	Accenture PLC, Class A	8,352	2,534
	Texas Instruments, Inc.	11,952	2,325
	ServiceNow, Inc.[1]	2,161	1,700
	TDK Corp.	19,000	1,161
	GlobalWafers Co., Ltd.	40,000	662
	Intel Corp.	18,607	576
	SK hynix, Inc.	3,393	575
	Salesforce, Inc.	2,160	555
	NEC Corp.	6,400	523
	Seagate Technology Holdings PLC	3,768	389
			47,474

Health care 9.70%
	Sanofi	52,883	5,083
	Novo Nordisk AS, Class B	32,415	4,631
	Abbott Laboratories	39,946	4,151
	Gilead Sciences, Inc.	43,345	2,974
	AstraZeneca PLC	15,774	2,459
	UnitedHealth Group, Inc.	4,388	2,235
	Eli Lilly and Co.	2,262	2,048
	Vertex Pharmaceuticals, Inc.[1]	3,067	1,438
	DexCom, Inc.[1]	12,646	1,434
	Takeda Pharmaceutical Co., Ltd.	52,600	1,364
	Stryker Corp.	3,698	1,258
	Molina Healthcare, Inc.[1]	3,802	1,130
	AbbVie, Inc.	5,914	1,014
	Medtronic PLC	12,617	993
	Novartis AG	8,429	903
	Thermo Fisher Scientific, Inc.	1,632	903
	Eurofins Scientific SE, non-registered shares	18,109	900
	GE HealthCare Technologies, Inc.	10,463	815
	GSK PLC	31,883	615
	Danaher Corp.	2,261	565
	BioMarin Pharmaceutical, Inc.[1]	6,215	512
	Alnylam Pharmaceuticals, Inc.[1]	1,800	437
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,600	144
			38,006

Industrials 8.13%
	RTX Corp.	59,935	6,017
	Carrier Global Corp.	66,144	4,172
	General Dynamics Corp.	8,803	2,554
	Safran SA	11,352	2,388
	BAE Systems PLC	127,728	2,133
	General Electric Co.	10,592	1,684
	Siemens AG	8,055	1,498
	Daikin Industries, Ltd.	9,600	1,326
	Honeywell International, Inc.	6,018	1,285
	CSX Corp.	35,172	1,176
	Thales SA	7,136	1,147
	Airbus SE, non-registered shares	5,999	827
	Melrose Industries PLC	114,430	799
	Volvo AB, Class B	30,779	790
	Boeing Co.[1]	3,659	666
	Deutsche Post AG	14,691	594
	Rolls-Royce Holdings PLC[1]	93,431	540
	United Rentals, Inc.	795	514

American Funds Insurance Series	118

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	L3Harris Technologies, Inc.	2,038	$458
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	27,204	426
	Waste Management, Inc.	1,974	421
	Caterpillar, Inc.	1,194	398
	Recruit Holdings Co., Ltd.	500	27
	GE Vernova, Inc.[1]	— [2]	— [2]
			31,840

Financials 7.71%
	ING Groep NV	267,263	4,579
	B3 SA - Brasil, Bolsa, Balcao	1,815,653	3,326
	Banco Bilbao Vizcaya Argentaria, SA	321,700	3,209
	Münchener Rückversicherungs-Gesellschaft AG	4,943	2,472
	HDFC Bank, Ltd. (ADR)	28,810	1,853
	HDFC Bank, Ltd.	24,510	495
	AIA Group, Ltd.	344,800	2,338
	BlackRock, Inc.	2,696	2,123
	Chubb, Ltd.	7,322	1,868
	Zurich Insurance Group AG	2,885	1,535
	JPMorgan Chase & Co.	4,919	995
	BNP Paribas SA	11,724	751
	Aegon, Ltd.	112,731	696
	Capital One Financial Corp.	4,869	674
	Bank Central Asia Tbk PT	1,011,700	610
	3i Group PLC	13,863	535
	FinecoBank SpA	35,668	532
	Great-West Lifeco, Inc.	17,796	519
	Kotak Mahindra Bank, Ltd.	19,234	414
	Visa, Inc., Class A	1,307	343
	Ping An Insurance (Group) Company of China, Ltd., Class H	59,000	268
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,300	64
			30,199

Consumer staples 5.65%
	Philip Morris International, Inc.	38,604	3,912
	ITC, Ltd.	726,576	3,687
	Imperial Brands PLC	116,457	2,982
	Ajinomoto Co., Inc.	73,950	2,603
	British American Tobacco PLC	73,860	2,270
	Suntory Beverage & Food, Ltd.	44,300	1,573
	Seven & i Holdings Co., Ltd.	101,300	1,234
	Barry Callebaut AG (Switzerland)	755	1,230
	Nestlé SA	10,727	1,095
	Kao Corp.	21,800	886
	Pernod Ricard SA	5,072	690
			22,162

Materials 4.93%
	Freeport-McMoRan, Inc.	104,223	5,065
	Air Products and Chemicals, Inc.	13,578	3,504
	Glencore PLC	429,258	2,448
	Linde PLC	4,263	1,871
	BHP Group, Ltd. (CDI)	56,251	1,611
	Smurfit Kappa Group PLC	27,151	1,207
	Fortescue, Ltd.	68,831	983
	Rio Tinto PLC	12,568	827
	Celanese Corp.	5,091	687
	Vale SA (ADR), ordinary nominative shares	58,771	656
	Air Liquide SA	2,601	448
			19,307

119	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 4.63%
	Meta Platforms, Inc., Class A	13,614	$6,864
	Alphabet, Inc., Class A	22,016	4,010
	Alphabet, Inc., Class C	7,461	1,369
	Netflix, Inc.[1]	2,737	1,847
	Singapore Telecommunications, Ltd.	718,100	1,452
	Omnicom Group, Inc.	9,635	864
	Comcast Corp., Class A	19,062	747
	TELUS Corp.	47,553	720
	Nintendo Co., Ltd.	5,300	283
			18,156

Consumer discretionary 4.03%
	Amazon.com, Inc.[1]	15,165	2,931
	LVMH Moët Hennessy-Louis Vuitton SE	2,627	2,017
	Home Depot, Inc.	5,834	2,008
	Ferrari NV	3,604	1,472
	Ferrari NV (EUR denominated)	1,214	496
	Compagnie Financière Richemont SA, Class A	9,433	1,472
	Royal Caribbean Cruises, Ltd.[1]	7,852	1,252
	InterContinental Hotels Group PLC	11,356	1,191
	McDonald’s Corp.	3,512	895
	Hasbro, Inc.	11,777	689
	Sony Group Corp.	6,200	527
	Restaurant Brands International, Inc.	6,188	435
	adidas AG	1,646	393
			15,778

Energy 3.09%
	Canadian Natural Resources, Ltd. (CAD denominated)	173,623	6,185
	Shell PLC (GBP denominated)	49,225	1,769
	TC Energy Corp. (CAD denominated)	32,907	1,247
	Chevron Corp.	7,410	1,159
	BP PLC	169,713	1,023
	Neste OYJ	42,256	749
			12,132

Utilities 3.04%
	DTE Energy Co.	27,496	3,053
	Constellation Energy Corp.	13,593	2,722
	E.ON SE	187,940	2,463
	Duke Energy Corp.	15,430	1,547
	SembCorp Industries, Ltd.	272,700	964
	Dominion Energy, Inc.	12,884	631
	ENN Energy Holdings, Ltd.	64,100	528
	Power Grid Corporation of India, Ltd.	— [2]	— [2]
			11,908

Real estate 1.21%
	CTP NV	104,539	1,778
	Equinix, Inc. REIT	2,132	1,613
	Embassy Office Parks REIT	316,897	1,347
			4,738
	Total common stocks (cost: $192,436,000)		251,700
Preferred securities 0.08%
Consumer discretionary 0.08%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,238	315
	Total preferred securities (cost: $345,000)		315

American Funds Insurance Series	120

American Funds Global Balanced Fund (continued)
Convertible stocks 0.50%	Shares	Value (000)
Utilities 0.50%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[3]	47,600	$1,975
Total convertible stocks (cost: $2,123,000)		1,975
Bonds, notes & other debt instruments 30.42%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.95%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	81
Asian Development Bank 1.125% 6/10/2025	GBP100	122
Asian Development Bank 6.20% 10/6/2026	INR1,990	24
Asian Development Bank 6.72% 2/8/2028	18,000	215
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	64
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	436
Austria (Republic of) 0% 2/20/2031	EUR500	442
Austria (Republic of) 2.90% 2/20/2034	120	127
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	288
Brazil (Federative Republic of) 0% 1/1/2025	BRL2,300	391
Brazil (Federative Republic of) 10.00% 1/1/2025	900	160
Brazil (Federative Republic of) 0% 4/1/2025	6,700	1,107
Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	371
Brazil (Federative Republic of) 10.00% 1/1/2031	1,529	247
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	215	37
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,551	262
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	215	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	134
Canada 3.00% 11/1/2024	CAD320	233
Canada 2.25% 6/1/2025	1,400	1,004
Canada 0.25% 3/1/2026	246	169
Canada 3.50% 3/1/2028	609	444
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	55
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY8,160	1,150
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	540
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	279
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,775
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	3,860	665
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,630	717
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	126
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	451
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,231
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Dominican Republic 5.50% 1/27/2025	USD286	286
Estonia (Republic of) 3.25% 1/17/2034	EUR160	167
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	83
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	51
European Investment Bank 0.375% 9/15/2027	EUR110	109
European Investment Bank 0.25% 1/20/2032	860	756
European Union 0% 7/6/2026	100	101
European Union 0.25% 10/22/2026	50	50
European Union 2.875% 12/6/2027	50	53
French Republic O.A.T. 0.75% 2/25/2028	410	405
French Republic O.A.T. 0% 11/25/2030	1,320	1,167
French Republic O.A.T. 2.00% 11/25/2032	610	598
French Republic O.A.T. 3.25% 5/25/2045	160	162
Germany (Federal Republic of) 2.50% 3/13/2025	845	900
Germany (Federal Republic of) 0% 4/16/2027	950	947
Germany (Federal Republic of) 0% 2/15/2032	540	483
Germany (Federal Republic of) 1.70% 8/15/2032	674	684
Germany (Federal Republic of) 2.30% 2/15/2033	510	540
Germany (Federal Republic of) 1.00% 5/15/2038	280	243

121	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR380	$206
Germany (Federal Republic of) 0% 8/15/2052	80	41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	87
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	500
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	70
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	106
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	293
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	212
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	74
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	4,446,000	270
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	561
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	188
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	192
Ireland (Republic of) 2.60% 10/18/2034	EUR100	104
Ireland (Republic of) 3.00% 10/18/2043	150	156
Israel (State of) 1.30% 4/30/2032	ILS2,540	520
Israel (State of) 4.50% 1/17/2033	USD200	180
Israel (State of) 4.00% 3/30/2035	ILS940	230
Italy (Republic of) 1.35% 4/1/2030	EUR550	521
Italy (Republic of) 4.40% 5/1/2033	1,200	1,333
Italy (Republic of) 4.35% 11/1/2033	740	816
Italy (Republic of) 4.20% 3/1/2034	1,675	1,823
Italy (Republic of) 4.50% 10/1/2053	390	414
Japan, Series 19, 0.10% 9/10/2024[4]	JPY32,760	205
Japan, Series 150, 0.005% 12/20/2026	84,950	523
Japan, Series 346, 0.10% 3/20/2027	134,150	828
Japan, Series 352, 0.10% 9/20/2028	61,950	379
Japan, Series 363, 0.10% 6/20/2031	7,500	45
Japan, Series 373, 0.60% 12/20/2033	55,750	334
Japan, Series 152, 1.20% 3/20/2035	205,250	1,281
Japan, Series 176, 0.50% 3/20/2041	109,950	569
Japan, Series 179, 0.50% 12/20/2041	50,500	257
Japan, Series 42, 1.70% 3/20/2044	50,150	305
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	400
Japan, Series 76, 1.40% 9/20/2052	47,500	250
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	113
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	117
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	259
New South Wales Treasury Corp. 4.25% 2/20/2036	670	409
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,850	244
Norway (Kingdom of) 3.625% 4/13/2034	4,630	435
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	99
Panama (Republic of) 7.50% 3/1/2031	USD200	210
Panama (Republic of) 6.40% 2/14/2035	200	190
Panama (Republic of) 7.875% 3/1/2057	570	595
Philippines (Republic of) 0.25% 4/28/2025	EUR100	104
Philippines (Republic of) 1.648% 6/10/2031	USD200	159
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	89
Portuguese Republic 0.475% 10/18/2030	EUR230	213
Portuguese Republic 3.50% 6/18/2038	230	247
Romania 2.125% 3/7/2028	130	129
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	142
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	246
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,428
Spain (Kingdom of) 0% 1/31/2027	EUR335	332
Spain (Kingdom of) 0.80% 7/30/2027	490	491
Spain (Kingdom of) 0.50% 10/31/2031	165	146
Spain (Kingdom of) 3.15% 4/30/2033	317	336

American Funds Insurance Series	122

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 3.55% 10/31/2033	EUR370	$403
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	258
	Turkey (Republic of) 12.60% 10/1/2025	TRY13,340	308
	Ukraine 6.876% 5/21/2031[5,6]	USD250	72
	Ukraine 6.876% 5/21/2031[5]	200	57
	United Kingdom 2.75% 9/7/2024	GBP50	63
	United Kingdom 1.25% 7/22/2027	410	476
	United Kingdom 0.375% 10/22/2030	490	496
	United Kingdom 1.00% 1/31/2032	920	932
	United Kingdom 4.25% 6/7/2032	785	1,006
	United Kingdom 3.25% 1/22/2044	174	182
	United Kingdom 1.25% 7/31/2051	413	252
	United Kingdom 4.375% 7/31/2054	235	283
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	541
	United Mexican States, Series M, 7.75% 11/23/2034	13,804	650
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	229
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,262
	United Mexican States, Series S, 4.00% 10/29/2054[4]	4,128	189
			50,730
Mortgage-backed obligations 6.90%
Federal agency mortgage-backed obligations 6.03%
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	USD290	287
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	527	528
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[7]	1,072	1,103
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	100	99
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	190	192
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	118	119
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	461	447
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,609	1,556
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	45	45
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[7]	110	111
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	90	91
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	47	47
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[7]	580	541
	Government National Mortgage Assn. 6.50% 7/1/2054[7,8]	1,175	1,192
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,8]	50	39
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,8]	1,095	1,032
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,8]	3,223	3,115
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,8]	4,083	4,028
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,8]	3,426	3,436
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,8]	580	590
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[7,8]	7	7
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,8]	2,837	2,844
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,8]	2,073	2,109
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[7,8]	46	47
			23,632

Collateralized mortgage-backed obligations (privately originated) 0.48%
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[6,7,9]	179	184
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[6,7,9]	100	102
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[6,7,9]	73	73
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[6,7,9]	55	56
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[6,7,9]	112	112

123	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[6,7,9]	USD121	$122
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[6,7,10]	329	330
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[6,7,9]	97	89
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[6,7,10]	118	118
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[6,7,10]	227	228
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[6,7,10]	301	303
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[6,7,10]	151	152
			1,869

Other mortgage-backed securities 0.24%
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK450	58
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,169	148
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	5,392	616
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	465	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	560	62
	Realkredit Danmark AS 1.00% 10/1/2053[7]	185	20
			952

Commercial mortgage-backed securities 0.15%
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[6,7,9]	USD150	148
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[6,7,9]	110	109
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[6,7,9]	100	102
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[6,7,9]	135	135
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[6,7,9]	100	100
			594
	Total mortgage-backed obligations		27,047
Corporate bonds, notes & loans 5.83%
Financials 1.52%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[10]	EUR330	306
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,10]	USD200	204
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[10]	EUR100	111
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	USD500	479
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	161	161
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[10]	285	294
	BPCE SA 4.50% 1/13/2033	EUR100	111
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,10]	USD200	203
	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]	110	104
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]	29	28
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	140	140
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	53
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	160	148
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[10]	EUR200	188

American Funds Insurance Series	124

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[10]	USD78	$66
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[10]	200	197
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[10]	360	381
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[10]	290	314
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[10]	EUR100	117
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	USD160	154
	KfW 1.125% 7/4/2025	GBP95	116
	Mastercard, Inc. 2.00% 11/18/2031	USD102	84
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[10]	200	187
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	126	118
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]	72	63
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[10]	EUR175	163
	New York Life Insurance Co. 3.75% 5/15/2050[6]	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[10]	65	71
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[10]	25	25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	278
	Royal Bank of Canada 1.20% 4/27/2026	175	163
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,10]	450	449
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	400	368
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	100	86
			5,974

Energy 0.85%
	Ecopetrol SA 4.125% 1/16/2025	127	125
	Ecopetrol SA 8.625% 1/19/2029	555	584
	Ecopetrol SA 6.875% 4/29/2030	160	154
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	163
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petrobras Global Finance BV 5.299% 1/27/2025	113	112
	Petroleos Mexicanos 7.19% 9/12/2024	MXN6,179	334
	Petroleos Mexicanos 4.25% 1/15/2025	USD296	292
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,068	1,026
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	200	203
			3,327

Utilities 0.74%
	American Electric Power Co., Inc. 1.00% 11/1/2025	100	94
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	172
	Consumers Energy Co. 3.60% 8/15/2032	250	225
	Duke Energy Progress, LLC 3.70% 9/1/2028	75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 1.875% 7/12/2028[6]	200	176
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	Entergy Louisiana, LLC 4.75% 9/15/2052	100	87
	Exelon Corp. 3.40% 4/15/2026	150	145
	FirstEnergy Corp. 1.60% 1/15/2026	100	94
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[6]	550	564

125	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	USD85	$84
	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	96
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	24
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	90
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	110
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	29
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	79
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	90
	Southern California Edison Co. 0.975% 8/1/2024	100	100
	Xcel Energy, Inc. 3.35% 12/1/2026	316	302
			2,910

Communication services 0.66%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	484
	América Móvil, SAB de CV 9.50% 1/27/2031	12,420	635
	AT&T, Inc. 2.75% 6/1/2031	USD165	141
	AT&T, Inc. 2.55% 12/1/2033	64	51
	AT&T, Inc. 4.30% 11/18/2034	EUR100	111
	Comcast Corp. 0% 9/14/2026	100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/2031[10]	65	78
	Tencent Holdings, Ltd. 3.925% 1/19/2038	200	168
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	180
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	107
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	130
	Verizon Communications, Inc. 0.75% 3/22/2032	100	87
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	137
			2,577

Health care 0.53%
	AbbVie, Inc. 5.05% 3/15/2034	25	25
	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	25	25
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 1.90% 2/21/2025	40	39
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	259
	Amgen, Inc. 5.65% 3/2/2053	151	149
	AstraZeneca Finance, LLC 2.25% 5/28/2031	69	58
	Becton, Dickinson and Co. 3.734% 12/15/2024	10	10
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	41
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	EMD Finance, LLC 3.25% 3/19/2025[6]	250	246
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Stryker Corp. 0.75% 3/1/2029	EUR210	199
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	104
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD135	130
			2,090

Consumer discretionary 0.42%
	Amazon.com, Inc. 2.80% 8/22/2024	45	45
	BMW US Capital, LLC 3.90% 4/9/2025[6]	70	69
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	150	144
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	150	149
	Hyundai Capital America 1.50% 6/15/2026[6]	250	232
	Hyundai Capital America 2.375% 10/15/2027[6]	109	99
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	185	183

American Funds Insurance Series	126

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	USD70	$74
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	59	63
	Sands China, Ltd. 5.40% 8/8/2028	400	392
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	200	165
	Toyota Motor Credit Corp. 3.375% 4/1/2030	33	30
			1,645

Industrials 0.28%
	Boeing Co. 6.528% 5/1/2034[6]	270	277
	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	109
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	6
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[6]	86	85
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	200	191
	RTX Corp. 4.125% 11/16/2028	170	164
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	198
			1,084

Materials 0.26%
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Celanese US Holdings, LLC 6.379% 7/15/2032	50	51
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	250	262
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	85
			1,011

Consumer staples 0.25%
	Altria Group, Inc. 2.20% 6/15/2027	EUR270	278
	BAT Capital Corp. 3.215% 9/6/2026	USD62	59
	BAT Capital Corp. 4.70% 4/2/2027	67	66
	BAT Capital Corp. 3.557% 8/15/2027	105	100
	BAT Capital Corp. 3.462% 9/6/2029	75	68
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[10]	EUR300	304
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	112
			987

Information technology 0.21%
	Broadcom, Inc. 4.00% 4/15/2029[6]	21	20
	Broadcom, Inc. 4.15% 11/15/2030	70	66
	Broadcom, Inc. 3.419% 4/15/2033[6]	53	46
	Broadcom, Inc. 3.137% 11/15/2035[6]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	269
	Oracle Corp. 2.65% 7/15/2026	216	205
	SK hynix, Inc. 1.50% 1/19/2026	200	188
			806

Real estate 0.11%
	American Tower Corp. 0.875% 5/21/2029	EUR130	121
	Equinix, Inc. 2.15% 7/15/2030	USD176	147
	Essex Portfolio, LP 3.50% 4/1/2025	120	118
	Essex Portfolio, LP 3.375% 4/15/2026	40	39
			425
	Total corporate bonds, notes & loans		22,836

127	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.34%
U.S. Treasury 3.90%
	U.S. Treasury 2.125% 11/30/2024	USD1,230	$1,214
	U.S. Treasury 1.75% 3/15/2025	98	96
	U.S. Treasury 3.00% 7/15/2025	941	921
	U.S. Treasury 3.125% 8/15/2025	18	18
	U.S. Treasury 0.375% 11/30/2025	50	47
	U.S. Treasury 3.75% 4/15/2026	76	75
	U.S. Treasury 2.75% 4/30/2027	432	412
	U.S. Treasury 2.75% 7/31/2027	46	44
	U.S. Treasury 4.00% 6/30/2028	4,443	4,376
	U.S. Treasury 4.375% 8/31/2028	115	115
	U.S. Treasury 4.625% 9/30/2028	1,858	1,874
	U.S. Treasury 4.375% 11/30/2028	119	119
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 1.375% 11/15/2031	772	627
	U.S. Treasury 2.875% 5/15/2032	284	256
	U.S. Treasury 4.375% 5/15/2034	1,080	1,080
	U.S. Treasury 1.875% 2/15/2041[11]	605	414
	U.S. Treasury 2.25% 5/15/2041[11]	1,115	807
	U.S. Treasury 2.875% 11/15/2046	400	300
	U.S. Treasury 1.25% 5/15/2050[11]	630	312
	U.S. Treasury 1.375% 8/15/2050	400	205
	U.S. Treasury 2.375% 5/15/2051[11]	510	336
	U.S. Treasury 2.00% 8/15/2051[11]	560	336
	U.S. Treasury 4.00% 11/15/2052	270	246
	U.S. Treasury 3.625% 2/15/2053	299	254
			15,291

U.S. Treasury inflation-protected securities 0.44%
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[4]	526	521
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	342	324
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	672	681
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	261	199
			1,725
	Total U.S. Treasury bonds & notes		17,016
Asset-backed obligations 0.31%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[6,7]	100	101
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[6,7]	47	47
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[6,7]	92	93
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,7]	15	15
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,7]	125	124
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,7]	148	150
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[6,7]	113	113
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[6,7]	100	100
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[6,7]	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[6,7]	100	101
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,7]	26	25
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[6,7,9]	86	88
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[7,9]	2	2
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,7]	31	30
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,7]	19	19
			1,218

American Funds Insurance Series	128

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes 0.05%
Export-Import Bank of Thailand 5.354% 5/16/2029		USD200	$201
Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	76

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	59
Total municipals			135
Total bonds, notes & other debt instruments (cost: $125,986,000)			119,183
Investment funds 0.99%		Shares
Capital Group Central Corporate Bond Fund[12]		466,539	3,858
Total Investment funds (cost: $3,685,000)			3,858
Short-term securities 8.67%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[12,13]		321,365	32,137
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.43%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP2,850	56
Egypt (Arab Republic of) 11/12/2024	22.326	4,200	80
Egypt (Arab Republic of) 11/19/2024	22.238	6,500	123
Egypt (Arab Republic of) 3/11/2025	21.301	7,550	134
Egypt (Arab Republic of) 3/18/2025	21.138	34,700	612
Japan Treasury 7/22/2024	0.005	JPY110,650	688
			1,693
		Shares
Money market investments purchased with collateral from securities on loan 0.04%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]		109,997	110
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]		22,048	22
			132
Total short-term securities (cost: $34,001,000)			33,962
Total investment securities 104.90% (cost: $358,576,000)			410,993
Other assets less liabilities (4.90)%			(19,196)
Net assets 100.00%			$391,797

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	8	9/10/2024	USD906	$4
2 Year U.S. Treasury Note Futures	Long	57	10/3/2024	11,640	7
5 Year Euro-Bobl Futures	Long	75	9/10/2024	9,353	68
5 Year U.S. Treasury Note Futures	Long	58	10/3/2024	6,181	35
10 Year French Government Bond Futures	Short	5	9/10/2024	(659)	10
10 Year Italy Government Bond Futures	Short	18	9/10/2024	(2,222)	27
10 Year Australian Treasury Bond Futures	Short	1	9/16/2024	(76)	— [2]
10 Year Japanese Government Bond Futures	Short	5	9/20/2024	(4,440)	11
10 Year Canadian Government Bond Futures	Long	18	9/27/2024	1,580	13
10 Year UK Gilt Futures	Long	25	9/30/2024	3,083	(27)
10 Year U.S. Treasury Note Futures	Long	21	9/30/2024	2,310	23
10 Year Ultra U.S. Treasury Note Futures	Short	11	9/30/2024	(1,249)	9
20 Year U.S. Treasury Bond Futures	Long	13	9/30/2024	1,538	18
30 Year Ultra U.S. Treasury Bond Futures	Long	4	9/30/2024	501	5
					$203
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,096	PLN	4,490	Citibank	7/3/2024	$(19)
PLN	4,490	USD	1,144	Bank of America	7/3/2024	(28)
AUD	1,390	USD	925	Bank of America	7/9/2024	3
USD	107	JPY	16,710	Citibank	7/9/2024	3
USD	99	CNH	720	Bank of America	7/9/2024	— [2]
CNH	1,460	USD	200	Standard Chartered Bank	7/9/2024	— [2]
THB	12,750	USD	349	Citibank	7/9/2024	(2)
CHF	270	USD	304	Bank of America	7/9/2024	(3)
CNH	5,190	USD	717	UBS AG	7/9/2024	(6)
JPY	184,360	USD	1,197	Morgan Stanley	7/9/2024	(49)
USD	850	EUR	790	Morgan Stanley	7/10/2024	4
CAD	1,610	USD	1,175	Morgan Stanley	7/10/2024	2
CAD	90	USD	66	HSBC Bank	7/10/2024	— [2]
EUR	60	USD	64	HSBC Bank	7/10/2024	— [2]
USD	190	GBP	150	BNP Paribas	7/10/2024	— [2]
PLN	540	USD	136	BNP Paribas	7/10/2024	(2)
EUR	180	USD	196	Bank of America	7/10/2024	(3)
EUR	201	CAD	300	UBS AG	7/10/2024	(4)
GBP	530	USD	677	Morgan Stanley	7/10/2024	(7)
EUR	1,520	USD	1,655	JPMorgan Chase	7/10/2024	(27)
USD	90	JPY	14,288	HSBC Bank	7/11/2024	1
USD	247	AUD	370	Morgan Stanley	7/11/2024	— [2]
USD	247	AUD	370	HSBC Bank	7/11/2024	— [2]
NZD	280	USD	173	Bank of America	7/11/2024	(3)
SEK	3,570	USD	341	Bank of America	7/11/2024	(4)
JPY	284,629	USD	1,834	UBS AG	7/11/2024	(61)
USD	1,377	MXN	24,383	Morgan Stanley	7/12/2024	47
USD	303	MXN	5,466	Goldman Sachs	7/12/2024	5
MYR	800	USD	171	Standard Chartered Bank	7/12/2024	(1)
USD	133	BRL	700	Morgan Stanley	7/15/2024	8

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	49	KRW	66,900	Barclays Bank PLC	7/15/2024	$1
USD	345	KRW	474,750	Citibank	7/15/2024	1
USD	811	ILS	3,000	BNP Paribas	7/17/2024	16
HUF	17,610	USD	48	JPMorgan Chase	7/17/2024	— [2]
USD	134	MXN	2,470	BNP Paribas	7/17/2024	(1)
USD	535	MXN	10,001	Morgan Stanley	7/17/2024	(10)
SGD	160	USD	118	HSBC Bank	7/18/2024	— [2]
JPY	35,000	USD	220	Bank of America	7/18/2024	(2)
JPY	227,460	USD	1,454	Morgan Stanley	7/18/2024	(35)
AUD	360	USD	239	Standard Chartered Bank	7/22/2024	2
EUR	1,040	USD	1,113	Standard Chartered Bank	7/22/2024	2
EUR	1,130	USD	1,211	UBS AG	7/22/2024	1
USD	170	AUD	255	HSBC Bank	7/22/2024	— [2]
USD	740	EUR	690	Morgan Stanley	7/22/2024	— [2]
EUR	1,320	USD	1,426	BNP Paribas	7/22/2024	(11)
USD	730	CNH	5,310	Goldman Sachs	7/24/2024	1
CAD	300	USD	219	JPMorgan Chase	7/24/2024	— [2]
USD	35	ZAR	630	Bank of New York Mellon	7/24/2024	— [2]
CZK	2,000	USD	86	BNP Paribas	7/24/2024	(1)
ILS	200	USD	54	BNP Paribas	7/24/2024	(1)
USD	682	NOK	7,213	Morgan Stanley	7/25/2024	6
EUR	375	USD	401	Morgan Stanley	7/25/2024	1
EUR	396	DKK	2,950	HSBC Bank	7/25/2024	— [2]
DKK	800	USD	115	HSBC Bank	7/25/2024	— [2]
EUR	210	USD	226	JPMorgan Chase	7/25/2024	— [2]
USD	1,897	BRL	10,361	JPMorgan Chase	7/30/2024	50
USD	90	BRL	500	Goldman Sachs	7/30/2024	1
COP	276,050	USD	66	Morgan Stanley	7/30/2024	— [2]
IDR	2,000,000	USD	122	Standard Chartered Bank	7/30/2024	— [2]
USD	169	IDR	2,768,834	Standard Chartered Bank	7/30/2024	— [2]
USD	293	INR	24,479	JPMorgan Chase	7/30/2024	— [2]
USD	572	INR	47,780	UBS AG	7/30/2024	(1)
CLP	333,610	USD	357	Morgan Stanley	7/30/2024	(3)
USD	205	MXN	3,833	Morgan Stanley	9/18/2024	(2)
USD	268	BRL	1,390	Citibank	4/1/2025	28
						$(103)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(13)	$—	$(13)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN3,200	(11)	—	(11)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	— [2]	—	— [2]
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP1,715	68	—	68
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP850	33	—	33
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(5)	—	(5)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	104	—	104

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	$(21)	$—	$(21)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP930	(44)	—	(44)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	— [2]	—	— [2]
						$111	$—	$111
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	$(157)	$—	$(157)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD11,764	$242	$261	$(19)

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 0.99%
Capital Group Central Corporate Bond Fund	$8,341	$2,535	$6,757	$45	$(306)	$3,858	$173
Short-term securities 8.20%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[13]	12,974	69,325	50,163	— [2]	1	32,137	843
Total 9.19%				$45	$(305)	$35,995	$1,016

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]
All or a portion of this security was on loan. The total value of all such securities was $143,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,001,000, which represented
2.04% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $907,000, which represented .23% of the net assets of the fund.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels

INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
Refer to the notes to financial statements.

133	American Funds Insurance Series

The Bond Fund of America
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 97.11%		Principal amount (000)	Value (000)
Mortgage-backed obligations 41.39%
Federal agency mortgage-backed obligations 36.85%
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD8	$8
	Fannie Mae Pool #256133 4.50% 1/1/2026[1]	4	4
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	46	44
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	33	31
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	17	17
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	32	33
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	357	365
	Fannie Mae Pool #924866 5.765% 10/1/2037[1,2]	134	133
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	170	171
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	742	745
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	174	172
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	760	744
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	711	702
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	117,066	98,517
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	734	725
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	403	399
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	343	340
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	249	246
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,385	1,159
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,320	1,941
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	40	37
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,785	1,619
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	765	693
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	760	710
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	128	120
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,848	4,529
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	302	277
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	789	737
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	36	34
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,156	3,755
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	2,200	2,061
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	78	73
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,325	2,235
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,211	1,096
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,894	5,139
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,530	4,105
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	19,903	18,650
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	18,207	16,489
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	11	10
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	463	420
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,240	1,079
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	812	710
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,386	2,161
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	19,812	18,382
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,461	12,072
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,668	3,290
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,819	5,219
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	27,415	24,681
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,417	4,516
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	16,098	14,029
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,890	5,146
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,835	1,580
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,064	922
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	1,756	1,384
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,915	2,435
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	986	823
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	351	302
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	276	230
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,637	1,408

American Funds Insurance Series	134

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	USD6,621	$5,529
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	16,703	14,616
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,117	882
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,113	958
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	7,012	5,552
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,495	4,339
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	23,230	19,138
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	69	60
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	420	335
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,593	4,653
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	30	24
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,329	3,558
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,653	2,184
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,348	2,876
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	403	346
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	18	14
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	550	439
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	308	265
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	217	187
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	82	65
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,390	7,765
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	477	397
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,476	1,275
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,145	946
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,426	2,946
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,718	3,705
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	140	111
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	1,024	882
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	866	679
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	24	22
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,970	1,546
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,069	919
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	16,051	12,604
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,653	2,080
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	876	688
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	35,999	31,220
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,675	1,315
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,333	1,047
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,152	904
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	908	712
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,772	1,388
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	794	622
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	299	275
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,118	3,018
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,405	1,364
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,902	2,821
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	612	593
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	276	261
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	60	57
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	54,473	51,450
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,564	2,428
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,177	3,144
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,837	2,808
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	234	239
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	943	890
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	135	130
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,478	5,407
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	44	44
	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	277	254
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	33,346	32,337
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,907	4,493

135	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	USD651	$630
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	8,425	8,319
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	414	379
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	159	154
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,277	4,231
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	468	463
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,014	1,020
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,633	4,242
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	708	669
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	95	92
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	987	976
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	20,911	21,041
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,983	4,562
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	11,602	11,222
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,075	2,977
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,630	6,544
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	894	884
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	8,335	8,375
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	11,645	11,495
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,530	7,450
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	315	311
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,450	4,482
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,730	2,748
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	2,013	2,029
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,445	5,057
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	663	642
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,759	3,710
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	9,288	9,493
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	26,058	25,714
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,799	13,645
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	15,171	14,970
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,875	6,796
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	9,176	9,207
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	19,306	19,698
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	8,015	7,338
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	35,544	35,113
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,570	12,426
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	478	472
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	10,082	10,124
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	3,657	3,348
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1,3]	137,570	133,027
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	55,185	54,456
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,873	1,470
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	9,675	9,547
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,063	2,037
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,643	1,675
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,964	1,938
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	782	772
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,993	8,058
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	6,093	6,113
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	23
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	23,700	23,383
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	21,060	20,798
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,680	5,725
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,998	4,018
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	38	35
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	12,704	12,535
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,331	5,276
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	6,267	6,326

American Funds Insurance Series	136

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	USD670	$662
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	3,896	3,566
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	2,027	2,006
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	20,582	20,773
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,377	1,387
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	7,844	7,869
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,427	9,166
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,840	6,931
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,878	14,274
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	19,641	16,341
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,134	1,071
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [4]	— [4]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	5	5
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15	16
	Fannie Mae, Series 2002-W1, Class 2A, 4.596% 2/25/2042[1,2]	17	17
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	71	68
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,422	1,372
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	44	44
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	33	31
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	42	42
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	31	31
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	59	60
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	219	221
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,984	1,677
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	143	139
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,946	5,025
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	148	144
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	10,297	8,703
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	343	344
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,327	1,947
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,288	1,913
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,913	4,107
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	17,548	15,506
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	97	84
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	877	817
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	539	505
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,499	3,936
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	11,566	10,479
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	849	788
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	273	247
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	1,009	943
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	688	618
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,721	1,543
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	9,440	8,482
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	25,882	22,609
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	5,179	4,325
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	370	319
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,892	1,628
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	6,520	5,445
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	459	366
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	105	82
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	76,105	59,814
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,346	1,069
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,202	1,033
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,538	2,108
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,348	5,498
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	834	655
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	11,011	9,121
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,149	988
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,983	6,000
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,959	1,693

137	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	USD2,516	$1,975
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,489	1,237
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,322	1,134
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	865	678
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	20	17
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,822	2,314
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,296	3,712
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	681	608
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,486	1,950
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,932	1,515
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	997	782
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	179	140
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,345	1,055
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	15,182	13,452
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	265	273
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	6,974	5,942
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,085	2,022
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	613	528
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	76	72
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,312	3,671
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	348	329
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	291	274
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	86	81
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	51	48
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,552	6,483
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	18,080	16,983
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	6,190	5,810
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	19,372	18,281
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,630	3,516
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,558	3,456
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,243	2,218
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	62	63
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	45	46
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,104	940
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,061	973
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	683	626
	Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	12,410	11,721
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	209	203
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,547	3,571
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	16,101	15,192
	Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	45,430	44,966
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	25,666	25,387
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,839	4,788
	Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	15,419	15,537
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,747	2,516
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,808	1,655
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	81	74
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	207	196
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,920	4,762
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	660	638
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	588	569
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,506	12,349
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,437	4,388
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	197	181
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	35	33
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	9,002	8,887
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,625	4,568
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,662	2,632

American Funds Insurance Series	138

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	USD17,803	$17,947
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	590	540
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	38,761	37,480
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	21,484	21,200
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	7,151	7,209
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,298	3,316
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	822	844
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	720	736
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	663	682
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	638	658
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	459	474
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	336	345
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	247	253
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	180	186
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,319	4,871
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	550	504
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	67	61
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	274	265
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	47,489	46,871
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,915	7,827
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	593	586
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	9,108	9,176
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,258	3,280
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	489	448
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	403	369
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	8,063	7,800
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,538	2,510
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,211	2,188
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,179	2,153
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,660	1,642
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	11,804	11,894
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	8,399	8,288
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	27,055	27,213
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	22,225	22,371
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	16,546	16,644
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,255	15,335
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	4,613	4,658
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	243,270	248,213
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	5,588	5,116
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	858	830
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	19,268	19,013
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	28,542	28,638
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,797	4,886
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	6,170	5,966
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	19,403	19,182
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	4,022	3,969
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	7,136	7,160
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	6,766	6,815
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	6,068	6,109
	Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	1,991	1,562
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	2,631	2,408
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	5,263	5,193
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	12,815	12,858
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	18,425	18,510
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,342	5,365
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	4,321	4,350
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	3,985	3,998
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,925	6,058
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	7,691	7,588
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	26,381	26,028
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,770	2,742

139	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	USD2,095	$2,068
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,850	9,903
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	9,105	9,165
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,262	4,289
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,468	2,486
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,926	39,516
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,951	4,907
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	7,410	7,575
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	1,413	1,293
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,876	2,845
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,030	1,020
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	27,740	27,946
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	7,240	7,263
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	44	45
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	108	111
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,372
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	101	85
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	90	76
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,679	6,292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,595	1,482
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,842	8,327
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	411	358
	Government National Mortgage Assn. 3.50% 7/1/2054[1,5]	9,355	8,400
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	4,000	3,697
	Government National Mortgage Assn. 5.00% 7/1/2054[1,5]	135	131
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	55,605	55,174
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	10,369	9,689
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	28	28
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,284	4,129
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,594	8,690
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,100	1,703
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,647	2,957
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,575	7,154
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	3,140	2,603
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	3,113	2,587
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,805	3,991
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,431	3,727
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,655	3,042
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,402	4,715
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	23,629	21,224
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	8,376	7,743
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	3,690	3,412
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,722	3,545
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,935	12,304
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,434	3,346
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,264	7,861
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,509	12,848
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,502	1,119
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,5]	5,845	5,137
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	7,545	6,814
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	13,940	10,905
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,5]	209,674	171,236
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	15,739	13,931
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	50,073	45,823
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	37,011	34,896
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	7,260	7,017
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	107,576	106,109
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	187,140	187,689

American Funds Insurance Series	140

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	USD319,675	$325,394
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	11,885	12,225
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	43,389	36,949
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,5]	51,000	45,151
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	13,000	12,260
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	245,428	246,032
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	28,774	29,271
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	78,970	81,176
			4,103,585

Collateralized mortgage-backed obligations (privately originated) 2.28%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]	2,174	1,872
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]	97	90
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	4,897	4,565
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]	727	662
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]	379	364
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	4,319	3,857
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]	315	309
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]	5,846	5,421
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]	169	153
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]	1,292	1,110
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.085% 5/25/2042[1,2,6]	236	242
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,2,6]	571	589
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[1,2,6]	2,975	3,059
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[1,2,6]	1,978	2,003
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[1,2,6]	1,087	1,098
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[1,2,6]	5,196	5,203
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[1,2,6]	507	515
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[1,2,6]	572	572
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 2/25/2044[1,2,6]	1,053	1,065
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[1,2,6]	4,830	4,835
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]	1,420	1,344
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	2,459	2,668
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]	1,835	1,462
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]	2,015	1,603
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[1,2,6]	1,037	1,053
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[1,2,6]	50	51
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[1,2,6]	191	196
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[1,2,6]	375	380
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[1,2,6]	1,519	1,619

141	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[1,2,6]	USD5,172	$5,194
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[1,2,6]	17,714	17,754
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[1,2,6]	1,975	1,994
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,2,6]	756	869
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]	6,435	6,446
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]	2,041	1,800
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]	2,256	2,138
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]	4,947	4,546
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,823	2,759
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]	709	696
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,6,7]	2,185	2,129
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[1,2,6]	16,160	16,158
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]	2,419	2,139
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[1,2,6]	2,947	2,860
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]	9,097	9,099
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[1,2,6]	2,265	2,176
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]	4,496	4,492
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]	9,882	9,931
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]	9,090	9,109
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]	23,364	23,488
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]	1,456	1,230
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]	1,112	1,048
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]	11,545	10,632
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]	2,277	2,087
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]	1,044	942
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	7,109	6,406
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]	770	756
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	8,680	7,700
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	1,680	1,642
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]	5,027	4,669
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]	8,586	8,387
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]	1,817	1,792
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]	22,413	22,533
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]	8,382	8,419
			254,058

American Funds Insurance Series	142

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 2.26%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	USD389	$369
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[1,2,6]	1,251	1,251
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	725
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	93
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,2]	684	726
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	528
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	194
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	126	119
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,346
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	895
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	252
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,389
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	750
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,454
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,2,6]	8,575	8,577
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[1,2,6]	3,822	3,828
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,2,6]	8,476	8,507
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,2,6]	2,212	2,217
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,2,6]	14,727	14,554
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[1,2,6]	570	562
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,2,6]	5,292	5,230
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[1,2,6]	995	982
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[1,2,6]	996	980
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.191% 11/15/2036[1,2,6]	11,575	11,446
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,2,6]	4,318	4,310
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[1,2,6]	3,304	3,269
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[1,2,6]	382	378
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[1,2,6]	259	255
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[1,2,6]	654	646
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[1,2,6]	9,412	9,308
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/2038[1,2,6]	320	316
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[1,2,6]	94	93
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/2038[1,2,6]	142	141
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[1,2,6]	8,600	8,505
	BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.499% 10/15/2039[1,2,6]	3,151	3,157
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]	19,044	19,089
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	585

143	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	USD1,137	$1,124
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]	8,924	9,065
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	966	991
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]	1,121	1,147
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]	862	882
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	189
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]	26,878	26,925
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]	24,421	24,463
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,2,6]	2,614	2,606
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,2,6]	596	595
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,2,6]	813	812
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,2,6]	623	623
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,445
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,6]	449	443
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]	1,212	1,252
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,6]	1,897	1,551
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[1,2,6]	10,443	10,227
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	373
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	94
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,307
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,2,6]	1,478	1,477
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	604
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	224
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	6,854	6,132
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,929
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[1,2,6]	129	128
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	401
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	235
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	696
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,2,6]	3,848	3,835
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	4,065	3,324
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.02% 7/15/2036[1,2,6]	9,351	9,234
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.369% 7/15/2036[1,2,6]	1,000	985
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[1,2,6]	8,362	8,289
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.523% 11/15/2038[1,2,6]	252	248
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/2038[1,2,6]	135	133
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,373	2,318

American Funds Insurance Series	144

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	USD2,550	$2,444
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	911
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	196
			251,883
	Total mortgage-backed obligations		4,609,526
Corporate bonds, notes & loans 30.52%
Financials 9.69%
	AerCap Ireland Capital DAC 1.65% 10/29/2024	1,568	1,547
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,812
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,677
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,601
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,087
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]	1,597	1,649
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	1,995	1,983
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,496
	Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,594
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	EUR2,640	3,057
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	3,025	3,252
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD604	610
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	359	383
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	4,565	4,466
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,709
	Aon Corp. 5.35% 2/28/2033	1,083	1,076
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,008
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,003
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,540
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,138
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,970
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	1,400	1,284
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[7]	1,970	1,933
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	4,295	4,010
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	2,635	2,573
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[7]	4,758	4,752
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	2,773	2,461
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	4,291	4,382
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]	4,902	4,240
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	257	212
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,927	17,128
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	36,155	29,609
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]	4,850	4,876
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	1,858	1,847
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	2,378	2,348
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,377
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,864
	Block, Inc. 2.75% 6/1/2026	USD1,975	1,867
	Block, Inc. 3.50% 6/1/2031	825	712
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]	13,134	12,214
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]	3,594	3,138
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[6,7]	7,416	7,389

145	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BPCE SA 5.15% 7/21/2024[6]	USD5,481	$5,476
	BPCE SA 1.625% 1/14/2025[6]	2,980	2,915
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]	4,729	4,476
	BPCE SA 0.895% 12/14/2026	JPY100,000	620
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD2,150	2,152
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]	5,000	5,186
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]	6,195	6,141
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	4,503	4,487
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]	1,285	1,283
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[6,7]	980	999
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,7]	1,952	1,984
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]	9,440	9,404
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	1,900	2,008
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	3,953	3,964
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,647
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	2,430	2,409
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	515	513
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	4,352	4,374
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	1,204	1,236
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	3,985	4,010
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	2,445	2,478
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[7]	2,180	2,268
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[7]	1,776	1,812
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[7]	4,795	4,995
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	438
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,956
	Chubb INA Holdings, LLC 5.00% 3/15/2034	2,875	2,848
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,741
	Citibank, NA 5.803% 9/29/2028	4,100	4,213
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,772
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	10,629	10,569
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[7]	2,714	2,418
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	42	35
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	990	841
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	3,090	2,754
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	140	142
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	11,170	11,137
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	1,733	1,792
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,746
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,314
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,550
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	298
	Corebridge Financial, Inc. 4.40% 4/5/2052	415	327
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]	4,450	4,284
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]	2,450	2,285
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]	2,990	2,747
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	2,975	2,881
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[7]	3,673	3,642
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,148
	Deutsche Bank AG 4.10% 1/13/2026	857	842
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	27,047	25,676
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	17,595	16,275
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	8,853	9,140
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	4,775	4,968

American Funds Insurance Series	146

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	USD4,550	$4,007
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	3,235	2,729
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]	1,200	1,113
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR1,845	1,906
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	4,230	4,292
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	3,855	4,491
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	12,035	13,596
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	100	108
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD205	210
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	8,660	8,588
	Five Corners Funding Trust III 5.791% 2/15/2033[6]	942	959
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]	3,030	2,828
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	13,275	12,196
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	12,997	12,005
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	3,703	3,455
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	5,534	5,293
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[7]	5,114	4,999
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[7]	7,324	6,951
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[7]	1,950	2,036
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	28,930	29,450
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	10,662	9,109
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	9,975	10,222
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,160	2,221
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	14,232	12,514
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[7]	5,250	4,395
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	4,463	3,713
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	2,000	2,012
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	1,680	1,699
	ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[7]	840	867
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,098
	Intesa Sanpaolo SpA 3.25% 9/23/2024[6]	770	765
	Intesa Sanpaolo SpA 5.71% 1/15/2026[6]	15,400	15,261
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	6,250	5,921
	Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	1,986	1,863
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	5,100	5,333
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	705	645
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[7]	2,435	2,390
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	3,272	3,229
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	323	301
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	1,400	1,425
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	20,786	20,677
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[7]	6,538	6,159
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	3,355	3,383
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	11,980	11,532
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[7]	2,240	2,248
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	14,663	14,553
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	6,480	6,584
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	5,031	4,094
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	5,313	4,426
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[7]	553	472
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]	1,874	1,867
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[7]	3,741	3,970
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	2,100	2,155
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	2,415	2,255

147	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	USD1,375	$1,385
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[6,7]	5,875	6,103
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	4,683	4,727
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	2,675	2,621
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]	1,625	1,635
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]	200	200
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[7]	2,705	2,744
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	810	807
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	3,750	3,947
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[7]	5,900	5,463
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	490	500
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]	1,405	1,508
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,414
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,290
	Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	2,050	2,034
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	619	612
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[7]	2,960	2,919
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]	6,200	5,739
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]	2,225	2,049
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	1,430	1,439
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	763	752
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]	1,367	1,266
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]	1,701	1,724
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	2,020	2,019
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[7]	2,300	2,296
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	13,336	12,331
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	21,869	21,803
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	4,600	4,590
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	22,087	22,466
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	3,031	2,434
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	11,313	11,260
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	19,472	19,968
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,810
	MSCI, Inc. 3.25% 8/15/2033[6]	695	575
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	3,555	3,565
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	2,170	2,173
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[7]	1,140	1,166
	Navient Corp. 6.75% 6/25/2025	425	425
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	2,090	2,077
	OneMain Finance Corp. 7.125% 3/15/2026	250	254
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR355	407

American Funds Insurance Series	148

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	EUR1,135	$1,303
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD4,594	4,646
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	12,265	13,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	635	639
	Royal Bank of Canada 4.90% 1/12/2028	360	357
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,354
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,541
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	5,100	5,197
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[7]	4,100	4,133
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]	546	542
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	1,640	1,521
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	6,337	6,265
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,442
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,020
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,068
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	383
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	1,400	1,428
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[7,10]	1,530	8
	Swedbank AB 6.136% 9/12/2026[6]	2,100	2,136
	Synchrony Financial 2.875% 10/28/2031	3,385	2,716
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	1,855	1,879
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]	1,370	1,380
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]	2,605	2,556
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	2,396	2,545
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	1,741	1,737
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,586	1,599
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	2,440	2,430
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	2,115	2,070
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	7,300	7,321
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	3,119	2,958
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	1,712	1,737
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[7]	3,030	3,043
	UBS AG 7.50% 2/15/2028	2,445	2,617
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,7]	850	844
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]	7,609	7,355
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]	11,200	10,451
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]	6,623	6,078
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	17,490	17,459
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]	14,459	14,525
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	9,636	8,999
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	1,392	1,119
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]	7,869	6,715
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]	4,038	3,301
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[6,7]	9,662	10,144
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]	5,000	6,030
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[6,7]	1,250	1,249
	UniCredit SpA 4.625% 4/12/2027[6]	1,395	1,361
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	435
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	3,524	3,472

149	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	USD6,615	$6,311
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	5,650	5,700
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	1,003	924
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	13,490	13,307
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	2,545	2,569
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	10,406	10,291
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	4,062	4,332
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[7]	3,133	3,123
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	5,719	4,891
	Willis North America, Inc. 4.65% 6/15/2027	930	914
	Willis North America, Inc. 5.90% 3/5/2054	270	262
			1,079,704

Health care 4.79%
	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,454
	AbbVie, Inc. 5.35% 3/15/2044	800	791
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,605
	AbbVie, Inc. 5.50% 3/15/2064	550	543
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,326
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,108
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,476
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,876
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,881
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,743
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,961
	Amgen, Inc. 4.40% 2/22/2062	196	156
	AstraZeneca Finance, LLC 4.90% 2/26/2031	5,760	5,747
	AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,889
	Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	830	622
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,205
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,963
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,620
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,006
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	18,021	17,991
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	421
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,238
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,870
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,668
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,205	5,089
	Centene Corp. 4.25% 12/15/2027	14,860	14,200
	Centene Corp. 2.45% 7/15/2028	12,410	11,028
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	13,963
	Centene Corp. 2.50% 3/1/2031	9,750	8,009
	Centene Corp. 2.625% 8/1/2031	4,400	3,618
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,081
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,695
	CVS Health Corp. 5.125% 2/21/2030	1,720	1,702
	CVS Health Corp. 5.25% 1/30/2031	960	950
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,711
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,073
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,688
	CVS Health Corp. 5.625% 2/21/2053	40	37
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,696
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,958
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,288
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,508

American Funds Insurance Series	150

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Elevance Health, Inc. 4.10% 5/15/2032	USD6,161	$5,719
	Elevance Health, Inc. 4.75% 2/15/2033	887	857
	Elevance Health, Inc. 4.55% 5/15/2052	271	227
	Elevance Health, Inc. 5.125% 2/15/2053	784	722
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	4,961
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	213
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	234
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,366
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	4,974
	HCA, Inc. 5.20% 6/1/2028	4,165	4,150
	HCA, Inc. 2.375% 7/15/2031	2,233	1,834
	HCA, Inc. 3.625% 3/15/2032	2,400	2,115
	HCA, Inc. 4.625% 3/15/2052	226	183
	Humana, Inc. 5.375% 4/15/2031	2,078	2,068
	Humana, Inc. 5.75% 4/15/2054	954	920
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,002
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,217
	Johnson & Johnson 4.95% 6/1/2034	6,880	6,963
	Johnson & Johnson 5.25% 6/1/2054	3,390	3,407
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	719
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,490
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,428
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,839
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,351
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,742
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,426
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	7,545	6,662
	Roche Holdings, Inc. 2.076% 12/13/2031[6]	9,309	7,603
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	645	394
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,844
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,153
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	64,674
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,483
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	32,644
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,331
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	396
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,557
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	960
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	794
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	393
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	61
			534,012

Utilities 4.13%
	AEP Texas, Inc. 3.45% 5/15/2051	1,380	909
	Alabama Power Co. 3.00% 3/15/2052	3,219	2,088
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	998	750
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	438
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,165
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	846
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	2,400	2,251
	Comision Federal de Electricidad 4.688% 5/15/2029[6]	3,655	3,425
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,453
	Consumers Energy Co. 4.625% 5/15/2033	3,500	3,353
	Consumers Energy Co. 3.10% 8/15/2050	939	647
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,838
	DTE Energy Co. 3.00% 3/1/2032	259	224
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	385
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	3,996

151	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Duke Energy Florida, LLC 3.00% 12/15/2051	USD293	$184
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	586
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,577
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,451
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	371
	Edison International 4.95% 4/15/2025	175	174
	Edison International 5.75% 6/15/2027	3,181	3,210
	Edison International 4.125% 3/15/2028	4,253	4,065
	Edison International 5.25% 11/15/2028	50	50
	Edison International 5.45% 6/15/2029	4,525	4,525
	Edison International 6.95% 11/15/2029	2,425	2,580
	Electricité de France SA 5.65% 4/22/2029[6]	1,420	1,433
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR2,800	2,711
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD1,575	1,717
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,634
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	1,310	1,249
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,005
	Entergy Louisiana, LLC 4.75% 9/15/2052	395	341
	Eversource Energy 5.00% 1/1/2027	3,415	3,389
	Eversource Energy 5.50% 1/1/2034	2,700	2,650
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,902
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	8,829
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,562
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,694
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,517
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,626
	Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,537
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,400
	Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,056
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,211
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,034
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,800
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,191
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	525	434
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[6]	425	409
	Monongahela Power Co. 3.55% 5/15/2027[6]	1,700	1,621
	NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,341
	NiSource, Inc. 5.40% 6/30/2033	650	644
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,993
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	26,542
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,391
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,268
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	903
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,459
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,325
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	12,926
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,651
	Pacific Gas and Electric Co. 6.10% 1/15/2029	3,165	3,241
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	33,612
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	17,814
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	527
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	12,745
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,011
	Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,057
	Pacific Gas and Electric Co. 3.75% 8/15/2042	442	319
	Pacific Gas and Electric Co. 4.95% 7/1/2050	1,627	1,346
	Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	9,750

American Funds Insurance Series	152

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	PacifiCorp 5.10% 2/15/2029	USD7,150	$7,148
	PacifiCorp 5.30% 2/15/2031	1,915	1,910
	PacifiCorp 5.45% 2/15/2034	8,920	8,815
	PacifiCorp 3.30% 3/15/2051	325	210
	PacifiCorp 2.90% 6/15/2052	586	346
	PacifiCorp 5.35% 12/1/2053	1,748	1,587
	PacifiCorp 5.50% 5/15/2054	8,738	8,124
	PacifiCorp 5.80% 1/15/2055	7,735	7,496
	Public Service Company of Colorado 5.35% 5/15/2034	4,000	3,968
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,462
	Public Service Company of Colorado 5.75% 5/15/2054	1,975	1,952
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,557
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	294
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,168
	Southern California Edison Co. 4.70% 6/1/2027	404	399
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,009
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,863
	Southern California Edison Co. 5.15% 6/1/2029	924	923
	Southern California Edison Co. 2.85% 8/1/2029	6,945	6,241
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,236
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,375
	Southern California Edison Co. 5.20% 6/1/2034	4,950	4,835
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,640
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,395
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,046
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,770
	Southern California Edison Co. 3.65% 2/1/2050	14,600	10,389
	Southern California Edison Co. 2.95% 2/1/2051	151	94
	Southern California Edison Co. 3.65% 6/1/2051	354	250
	Southern California Edison Co. 3.45% 2/1/2052	515	350
	Southern California Edison Co. 5.75% 4/15/2054	575	563
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,341
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,311
	Southwestern Public Service Co. 6.00% 6/1/2054	25	25
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	WEC Energy Group, Inc. 5.60% 9/12/2026	400	402
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	420
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	771
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	232
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,526
	Xcel Energy, Inc. 1.75% 3/15/2027	4,363	3,971
	Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,506
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,304
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,169
			459,527

Consumer discretionary 3.09%
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	335	306
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,440
	Amazon.com, Inc. 3.45% 4/13/2029	600	569
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,736
	Amazon.com, Inc. 4.10% 4/13/2062	470	376
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	255	233
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	747
	BMW US Capital, LLC 3.45% 4/1/2027[6]	1,075	1,031
	BMW US Capital, LLC 3.70% 4/1/2032[6]	1,350	1,223
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[6]	4,950	4,863
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	794	788
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	3,567	3,416

153	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	USD1,320	$1,314
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	832	839
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,230	2,879
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	8,174	6,750
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	246	244
	Ford Motor Co. 3.25% 2/12/2032	620	513
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,842
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	869
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	770
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	188
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,066
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,146
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,492
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	474
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	37,530
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,745
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,870
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,092
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	788
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	939
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,719
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,524
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,296
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,068
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,967
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,048
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	727
	General Motors Co. 6.125% 10/1/2025	22,221	22,345
	General Motors Co. 5.40% 4/1/2048	5,200	4,657
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,238
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,219
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,044
	Grand Canyon University 4.125% 10/1/2024	4,190	4,174
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	528	554
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,802
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,839
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,540
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,701
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,660
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,183
	Hyundai Capital America 1.00% 9/17/2024[6]	605	599
	Hyundai Capital America 2.65% 2/10/2025[6]	11,383	11,171
	Hyundai Capital America 1.80% 10/15/2025[6]	13,274	12,651
	Hyundai Capital America 6.25% 11/3/2025[6]	825	832
	Hyundai Capital America 1.30% 1/8/2026[6]	6,000	5,633
	Hyundai Capital America 5.50% 3/30/2026[6]	705	705
	Hyundai Capital America 1.50% 6/15/2026[6]	7,475	6,930
	Hyundai Capital America 1.65% 9/17/2026[6]	7,275	6,702
	Hyundai Capital America 3.00% 2/10/2027[6]	9,000	8,494
	Hyundai Capital America 5.275% 6/24/2027[6]	1,650	1,643
	Hyundai Capital America 2.375% 10/15/2027[6]	7,543	6,882
	Hyundai Capital America 5.60% 3/30/2028[6]	1,385	1,395
	Hyundai Capital America 5.30% 6/24/2029[6]	1,523	1,515
	Hyundai Capital America 5.40% 6/24/2031[6]	3,365	3,338
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	3,695	3,451
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,460
	Marriott International, Inc. 4.90% 4/15/2029	653	646
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,182
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,131

American Funds Insurance Series	154

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 3.60% 7/1/2030	USD1,014	$939
	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,798
	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,968
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,131
	McDonald’s Corp. 5.15% 9/9/2052	509	470
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[6]	3,167	2,825
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,159
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	825	836
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	4,849	4,010
	Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	2,669	2,792
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,558
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,589
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	709
	Travel + Leisure Co. 6.625% 7/31/2026[6]	675	680
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[6]	546	542
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	5,190	5,445
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]	410	390
			344,467

Energy 2.50%
	Antero Resources Corp. 5.375% 3/1/2030[6]	280	271
	Apache Corp. 4.625% 11/15/2025	645	637
	Apache Corp. 4.25% 1/15/2030	2,465	2,302
	Apache Corp. 5.10% 9/1/2040	1,664	1,421
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,055
	BP Capital Markets America, Inc. 4.893% 9/11/2033	3,701	3,601
	BP Capital Markets America, Inc. 3.001% 3/17/2052	710	456
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	726
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,736
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,246
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,457
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	277
	Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	8,118
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	800
	Chevron Corp. 2.954% 5/16/2026	3,365	3,239
	Chevron Corp. 3.078% 5/11/2050	692	473
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	1,400	1,501
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	268	274
	ConocoPhillips Co. 3.80% 3/15/2052	15	11
	ConocoPhillips Co. 5.30% 5/15/2053	6,279	5,965
	ConocoPhillips Co. 5.55% 3/15/2054	1,708	1,682
	Devon Energy Corp. 4.50% 1/15/2030	5,197	5,003
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,646
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	413
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,184
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	875
	DT Midstream, Inc. 4.125% 6/15/2029[6]	555	513
	Ecopetrol SA 4.625% 11/2/2031	270	221
	Ecopetrol SA 8.875% 1/13/2033	15,110	15,615
	Enbridge, Inc. 6.20% 11/15/2030	1,650	1,733
	Enbridge, Inc. 6.70% 11/15/2053	1,167	1,275
	Energy Transfer, LP 5.25% 7/1/2029	979	974
	Energy Transfer, LP 6.40% 12/1/2030	479	504
	Energy Transfer, LP 5.60% 9/1/2034	2,168	2,155
	Energy Transfer, LP 6.05% 9/1/2054	1,095	1,081
	Eni SpA 5.50% 5/15/2034[6]	359	356
	Eni SpA 5.95% 5/15/2054[6]	222	218
	EQT Corp. 7.25% 2/1/2030[7]	7,500	7,964
	Equinor ASA 3.625% 9/10/2028	4,928	4,708

155	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Equinor ASA 3.125% 4/6/2030	USD20,000	$18,245
	Equinor ASA 3.25% 11/18/2049	5,687	3,982
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,476
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	913
	Kinder Morgan, Inc. 5.00% 2/1/2029	1,752	1,733
	Kinder Morgan, Inc. 5.40% 2/1/2034	3,888	3,830
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	5,008
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,480
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]	6	6
	Oleoducto Central SA 4.00% 7/14/2027[6]	1,715	1,591
	Oleoducto Central SA 4.00% 7/14/2027	350	325
	ONEOK, Inc. 5.55% 11/1/2026	736	739
	ONEOK, Inc. 5.65% 11/1/2028	467	474
	ONEOK, Inc. 6.05% 9/1/2033	5,098	5,251
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,986
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,103
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,487
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	19,839
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	33,519
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,173
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	13,942
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	9,835
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,775
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,201
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,028
	Shell International Finance BV 2.75% 4/6/2030	377	336
	Southwestern Energy Co. 5.70% 1/23/2025[7]	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	831
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,490
	Williams Companies, Inc. 4.90% 3/15/2029	2,735	2,699
	Williams Companies, Inc. 5.15% 3/15/2034	3,711	3,622
			278,890

Industrials 2.14%
	ADT Security Corp. 4.125% 8/1/2029[6]	510	471
	Air Lease Corp. 0.80% 8/18/2024	3,175	3,154
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,763
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,010
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,568
	BAE Systems PLC 5.00% 3/26/2027[6]	1,200	1,192
	BAE Systems PLC 5.125% 3/26/2029[6]	3,482	3,467
	BAE Systems PLC 5.25% 3/26/2031[6]	2,156	2,151
	BAE Systems PLC 5.30% 3/26/2034[6]	570	565
	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[7,9]	1,680	1,687
	Boeing Co. 4.875% 5/1/2025	21,607	21,382
	Boeing Co. 2.75% 2/1/2026	11,211	10,659
	Boeing Co. 2.196% 2/4/2026	9,781	9,197
	Boeing Co. 2.70% 2/1/2027	6,473	5,969
	Boeing Co. 5.04% 5/1/2027	13,539	13,245
	Boeing Co. 6.259% 5/1/2027[6]	4,214	4,244
	Boeing Co. 3.25% 2/1/2028	11,810	10,819
	Boeing Co. 3.25% 3/1/2028	1,925	1,756
	Boeing Co. 6.298% 5/1/2029[6]	1,507	1,529
	Boeing Co. 5.15% 5/1/2030	25,342	24,343
	Boeing Co. 3.625% 2/1/2031	751	658
	Boeing Co. 6.388% 5/1/2031[6]	5,632	5,736
	Boeing Co. 6.528% 5/1/2034[6]	1,381	1,415
	Canadian National Railway Co. 5.85% 11/1/2033	465	492

American Funds Insurance Series	156

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Canadian National Railway Co. 6.125% 11/1/2053	USD137	$152
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	984
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,520
	Carrier Global Corp. 2.722% 2/15/2030	292	258
	Carrier Global Corp. 2.70% 2/15/2031	292	251
	Carrier Global Corp. 5.90% 3/15/2034	1,345	1,404
	Carrier Global Corp. 3.377% 4/5/2040	14,710	11,389
	Carrier Global Corp. 3.577% 4/5/2050	138	100
	Carrier Global Corp. 6.20% 3/15/2054	827	886
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	1,260	1,244
	CSX Corp. 4.10% 11/15/2032	1,886	1,762
	CSX Corp. 5.20% 11/15/2033	1,333	1,337
	CSX Corp. 4.50% 11/15/2052	4,470	3,825
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	978	909
	General Dynamics Corp. 3.75% 5/15/2028	479	461
	General Dynamics Corp. 3.625% 4/1/2030	387	363
	Honeywell International, Inc. 4.875% 9/1/2029	270	270
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 5.00% 3/1/2035	400	397
	Honeywell International, Inc. 5.25% 3/1/2054	400	388
	Honeywell International, Inc. 5.35% 3/1/2064	400	389
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	665	667
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	809
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	1,463	1,463
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	176	177
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	968
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,176	1,187
	Ingersoll-Rand, Inc. 5.70% 6/15/2054	400	403
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,123
	Lockheed Martin Corp. 4.50% 2/15/2029	1,174	1,156
	Lockheed Martin Corp. 4.80% 8/15/2034	2,393	2,338
	Lockheed Martin Corp. 5.20% 2/15/2064	600	568
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	2,690	2,572
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,732
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,392
	Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,808
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,012
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,308
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	556
	RTX Corp. 3.125% 5/4/2027	4,551	4,315
	RTX Corp. 4.125% 11/16/2028	4,974	4,790
	RTX Corp. 5.75% 1/15/2029	410	421
	RTX Corp. 6.00% 3/15/2031	550	573
	RTX Corp. 2.375% 3/15/2032	451	370
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	405
	RTX Corp. 3.03% 3/15/2052	1,190	759
	RTX Corp. 6.40% 3/15/2054	1,006	1,098
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	2,550	2,115
	Triton Container International, Ltd. 3.15% 6/15/2031[6]	2,482	2,065
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,063
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,900
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,952
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,527
	Union Pacific Corp. 3.25% 2/5/2050	7,000	4,892
	Union Pacific Corp. 2.95% 3/10/2052	1,405	905
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,483
	Veralto Corp. 5.50% 9/18/2026[6]	350	350
	Veralto Corp. 5.35% 9/18/2028[6]	2,450	2,461
	Veralto Corp. 5.45% 9/18/2033[6]	1,680	1,678

157	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Waste Management, Inc. 1.50% 3/15/2031	USD419	$336
	Waste Management, Inc. 4.15% 4/15/2032	688	648
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,775
			238,588

Communication services 1.60%
	AT&T, Inc. 1.70% 3/25/2026	17,807	16,722
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,175
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,276
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,141
	AT&T, Inc. 5.40% 2/15/2034	629	629
	CCO Holdings, LLC 5.125% 5/1/2027[6]	4,800	4,613
	CCO Holdings, LLC 4.75% 2/1/2032[6]	1,265	1,037
	CCO Holdings, LLC 4.25% 1/15/2034[6]	3,875	2,945
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,365
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,953
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	963
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,184
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	656
	Comcast Corp. 3.15% 2/15/2028	7,200	6,765
	Comcast Corp. 4.55% 1/15/2029	1,610	1,585
	Comcast Corp. 4.80% 5/15/2033	1,841	1,793
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.35% 5/15/2053	3,455	3,314
	Comcast Corp. 5.50% 5/15/2064	250	241
	Lumen Technologies, Inc. 4.00% 2/15/2027[6]	6,756	3,482
	Netflix, Inc. 5.875% 11/15/2028	5,970	6,153
	Netflix, Inc. 5.375% 11/15/2029[6]	7,416	7,491
	News Corp. 5.125% 2/15/2032[6]	1,300	1,234
	SBA Tower Trust 1.631% 11/15/2026[6]	6,741	6,127
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	675	610
	Sprint, LLC 7.625% 2/15/2025	1,305	1,314
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,221
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,204
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,807
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	700
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	173
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,692
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,208
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,766
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	814
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	751
	T-Mobile USA, Inc. 5.15% 4/15/2034	2,085	2,050
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,504
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	952
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	392
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,497
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,403
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,289
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,269
	Verizon Communications, Inc. 3.40% 3/22/2041	1,085	830
	Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,095
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,395
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,382
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,009
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,069
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	98

American Funds Insurance Series	158

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD719	$585
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,408	4,213
	ZipRecruiter, Inc. 5.00% 1/15/2030[6]	490	426
			178,573

Consumer staples 1.29%
	7-Eleven, Inc. 1.80% 2/10/2031[6]	2,923	2,342
	7-Eleven, Inc. 2.80% 2/10/2051[6]	5,000	2,983
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,513
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,600
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,754
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,809
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,109
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,305
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,539
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,880
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,395
	BAT Capital Corp. 4.758% 9/6/2049	15,972	12,590
	BAT Capital Corp. 5.65% 3/16/2052	120	107
	BAT International Finance PLC 3.95% 6/15/2025[6]	16,879	16,606
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,815
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,833
	Campbell Soup Co. 5.20% 3/21/2029	726	727
	Campbell Soup Co. 5.40% 3/21/2034	534	531
	Conagra Brands, Inc. 5.30% 11/1/2038	436	411
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,163
	Constellation Brands, Inc. 4.35% 5/9/2027	890	868
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,902
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,378
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,714
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	569
	J. M. Smucker Co. (The) 6.20% 11/15/2033	701	737
	J. M. Smucker Co. (The) 6.50% 11/15/2053	310	333
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,793
	JBS USA Holding Lux SARL 3.00% 2/2/2029	2,092	1,868
	PepsiCo, Inc. 1.95% 10/21/2031	4,763	3,914
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,489
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,824
	Philip Morris International, Inc. 5.125% 2/15/2030	982	979
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,628
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,633
	Philip Morris International, Inc. 4.875% 11/15/2043	4,407	3,890
	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,403
	Walmart, Inc. 4.10% 4/15/2033	1,479	1,410
	Walmart, Inc. 4.50% 4/15/2053	1,277	1,131
			143,408

Real estate 0.82%
	American Tower Corp. 3.65% 3/15/2027	1,375	1,317
	Boston Properties, LP 2.90% 3/15/2030	955	811
	Boston Properties, LP 3.25% 1/30/2031	463	392
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,306
	Boston Properties, LP 2.45% 10/1/2033	1,335	990
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,042
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	966
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,280
	COPT Defense Properties, LP 2.90% 12/1/2033	564	444
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	395	333

159	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Crown Castle, Inc. 5.00% 1/11/2028	USD4,874	$4,817
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,406
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,610
	Equinix, Inc. 3.20% 11/18/2029	887	799
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,051
	FibraSOMA 4.375% 7/22/2031[6]	1,475	1,181
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,755	1,670
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,755	2,467
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,135	2,702
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	680
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,059
	Iron Mountain, Inc. 5.25% 3/15/2028[6]	3,020	2,925
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	675	642
	Kilroy Realty, LP 6.25% 1/15/2036	1,994	1,894
	Prologis, LP 4.875% 6/15/2028	1,040	1,035
	Prologis, LP 4.75% 6/15/2033	1,409	1,359
	Prologis, LP 5.125% 1/15/2034	6,175	6,105
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	110
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,457
	Scentre Group Trust 1 3.50% 2/12/2025[6]	4,015	3,960
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/2031[6]	3,040	3,171
	VICI Properties, LP 4.375% 5/15/2025	670	662
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,690
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,325
	VICI Properties, LP 5.125% 5/15/2032	11,766	11,218
	VICI Properties, LP 5.625% 5/15/2052	388	350
			91,012

Information technology 0.33%
	Analog Devices, Inc. 2.10% 10/1/2031	270	224
	Analog Devices, Inc. 5.05% 4/1/2034	717	714
	Analog Devices, Inc. 2.80% 10/1/2041	521	367
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,774
	Broadcom, Inc. 4.00% 4/15/2029[6]	609	580
	Broadcom, Inc. 4.15% 4/15/2032[6]	630	582
	Broadcom, Inc. 3.469% 4/15/2034[6]	11,652	9,937
	Broadcom, Inc. 3.137% 11/15/2035[6]	847	679
	Broadcom, Inc. 4.926% 5/15/2037[6]	2,879	2,709
	Cisco Systems, Inc. 4.85% 2/26/2029	1,819	1,819
	Cisco Systems, Inc. 4.95% 2/26/2031	991	991
	Cisco Systems, Inc. 5.05% 2/26/2034	843	843
	Cisco Systems, Inc. 5.30% 2/26/2054	784	768
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,316
	Oracle Corp. 1.65% 3/25/2026	4,867	4,564
	ServiceNow, Inc. 1.40% 9/1/2030	1,760	1,430
			36,297

Materials 0.13%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,078
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	138
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	700	660
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,919
	Celanese US Holdings, LLC 6.35% 11/15/2028	495	509
	Celanese US Holdings, LLC 6.33% 7/15/2029	297	306
	Celanese US Holdings, LLC 6.55% 11/15/2030	465	486
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	823
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,084
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645

American Funds Insurance Series	160

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Dow Chemical Co. (The) 5.55% 11/30/2048	USD142	$135
	Dow Chemical Co. (The) 6.90% 5/15/2053	62	69
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	485
	Eastman Chemical Co. 5.625% 2/20/2034	861	856
	Methanex Corp. 5.125% 10/15/2027	510	492
	NOVA Chemicals Corp. 8.50% 11/15/2028[6]	205	218
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	425	375
	OCI NV 6.70% 3/16/2033[6]	1,150	1,136
	POSCO 5.75% 1/17/2028[6]	745	755
			14,169

Municipals 0.01%
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]	730	551
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	565	417
			968
	Total corporate bonds, notes & loans		3,399,615
U.S. Treasury bonds & notes 17.41%
U.S. Treasury 16.38%
	U.S. Treasury 3.875% 3/31/2025	81,282	80,490
	U.S. Treasury 4.625% 6/30/2025	67,785	67,462
	U.S. Treasury 3.00% 7/15/2025	97,643	95,593
	U.S. Treasury 5.00% 9/30/2025	1,090	1,090
	U.S. Treasury 5.00% 10/31/2025	27,980	27,983
	U.S. Treasury 2.25% 11/15/2025	6,785	6,543
	U.S. Treasury 4.00% 12/15/2025	42,800	42,253
	U.S. Treasury 4.25% 12/31/2025	4,994	4,946
	U.S. Treasury 3.625% 5/15/2026	1,926	1,887
	U.S. Treasury 4.125% 6/15/2026	205	203
	U.S. Treasury 4.625% 6/30/2026	58,280	58,169
	U.S. Treasury 4.375% 8/15/2026	265	263
	U.S. Treasury 0.75% 8/31/2026	8,871	8,160
	U.S. Treasury 4.625% 11/15/2026	3,589	3,587
	U.S. Treasury 4.00% 1/15/2027	3,741	3,686
	U.S. Treasury 1.875% 2/28/2027	4,000	3,732
	U.S. Treasury 2.625% 5/31/2027	43,530	41,283
	U.S. Treasury 4.625% 6/15/2027	42,298	42,416
	U.S. Treasury 2.25% 11/15/2027	105,830	98,484
	U.S. Treasury 6.125% 11/15/2027	24,000	25,266
	U.S. Treasury 1.125% 2/29/2028	9,895	8,790
	U.S. Treasury 4.00% 2/29/2028	4,750	4,677
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	4,917
	U.S. Treasury 1.125% 8/31/2028	13,555	11,874
	U.S. Treasury 5.25% 11/15/2028	5,700	5,900
	U.S. Treasury 2.375% 5/15/2029	4,070	3,717
	U.S. Treasury 4.25% 6/30/2029	294,478	293,144
	U.S. Treasury 3.875% 12/31/2029	44,049	43,006
	U.S. Treasury 4.00% 2/28/2030	38,255	37,565
	U.S. Treasury 3.75% 5/31/2030	13,300	12,882
	U.S. Treasury 4.125% 8/31/2030	11,215	11,072
	U.S. Treasury 4.875% 10/31/2030	92,133	94,735
	U.S. Treasury 1.625% 5/15/2031	1,630	1,368
	U.S. Treasury 4.25% 6/30/2031	9,834	9,800
	U.S. Treasury 4.125% 11/15/2032	114	112
	U.S. Treasury 4.375% 5/15/2034	16,801	16,807
	U.S. Treasury 4.25% 5/15/2039[3]	109,335	106,881
	U.S. Treasury 1.375% 11/15/2040	24,540	15,493
	U.S. Treasury 1.875% 2/15/2041	24,272	16,592
	U.S. Treasury 4.75% 2/15/2041	75,066	77,108

161	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 2.00% 11/15/2041	USD57	$39
	U.S. Treasury 2.375% 2/15/2042	2,701	1,967
	U.S. Treasury 3.25% 5/15/2042	10,848	9,021
	U.S. Treasury 4.625% 5/15/2044	63,845	63,723
	U.S. Treasury 3.00% 2/15/2049[3]	114,305	86,618
	U.S. Treasury 2.875% 5/15/2049	19,228	14,209
	U.S. Treasury 2.875% 5/15/2052	990	726
	U.S. Treasury 4.00% 11/15/2052	8,553	7,795
	U.S. Treasury 4.125% 8/15/2053	6,390	5,954
	U.S. Treasury 4.25% 2/15/2054[3]	256,791	244,626
			1,824,627

U.S. Treasury inflation-protected securities 1.03%
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	23,868	23,845
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	2,983	2,923
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,370	5,237
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,908	5,625
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,598	48,029
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[3,11]	4,131	3,894
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [4]	— [4]
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[11]	191	108
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	29,407	24,657
			114,318
	Total U.S. Treasury bonds & notes		1,938,945
Asset-backed obligations 5.15%
	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,6]	62	62
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]	347	349
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]	107	105
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,6]	29	29
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]	1,299	1,304
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	11,785	11,748
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	3,485	3,476
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	2,719	2,723
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	507
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,6]	201	201
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]	4,033	4,067
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]	2,691	2,627
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]	396	387
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	602	603
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	823	811
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,057
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,442
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]	7,689	7,450
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]	2,427	2,306
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]	623	596
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]	1,279	1,241
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]	3,445	3,184
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]	531	490

American Funds Insurance Series	162

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	USD193	$178
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]	6,724	6,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]	5,059	5,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]	4,665	4,654
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	50	50
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	269	252
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]	3,388	3,036
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	390	348
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	214
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	881	886
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,529
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,420
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	330	330
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	203
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	199
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]	157	157
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	469	472
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	105	99
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	172	174
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	14,639	13,075
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]	5,697	4,953
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]	628	551
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	341	319
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	18,497	17,537
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	1,917	1,667
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	3,362	3,144
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]	364	306
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	5,994	5,495
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]	1,898	1,697
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,6]	14,984	14,774
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,6]	6,572	6,462
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	8,429	8,381
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]	1,014	1,020
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	1,635	1,646
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	799	808
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]	1,842	1,663
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]	3,801	3,441
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]	349	307
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]	260	261
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]	247	243
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]	1,176	1,179
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]	566	566
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	1,237	1,235
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,6]	1,481	1,476
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]	2,797	2,765
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	3,441	3,358
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,6]	39	38
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]	449	438
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,6]	156	156
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]	832	810

163	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	USD224	$224
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	819	826
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	846	866
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	333	297
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]	897	880
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]	785	777
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]	14,087	14,052
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,6]	154	153
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	24	24
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	120	120
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	94	94
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	457	456
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	212	212
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	1,709	1,715
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	2,612	2,508
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	232	232
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	5,028	5,082
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	418	420
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	265
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	758	769
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	462	467
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,6]	1,014	1,080
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	17,063	16,163
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]	1,377	1,271
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]	1,726	1,665
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	561	560
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	312	312
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	454	457
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	307	310
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	928	927
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	765
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	597
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]	30,070	29,669
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]	1,619	1,583
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]	4,218	4,188
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]	5,833	5,799
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]	1,616	1,473
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	1,221	1,085
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	136	113
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]	2,240	2,077
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]	8,003	7,176
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]	2,227	2,011
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]	1,876	1,663
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]	310	310
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]	4,751	4,787
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	1,175	1,174
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	561	562
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	507	512
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]	2,257	2,259
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	807
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	485
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	322
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]	4,815	4,825
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]	2,703	2,781
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]	3,984	4,095
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]	1,600	1,603

American Funds Insurance Series	164

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	USD948	$958
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	12,703	12,536
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,6]	1,171	1,155
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,6]	810	799
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	330	330
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	17,770	16,238
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	1,264	1,153
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	859	780
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	1,174	1,054
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	342	341
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	187
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	161
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	161
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,6]	54	54
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	584	584
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]	304	300
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]	434	433
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	706	705
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	1,093	1,094
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]	438	438
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]	1,622	1,630
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]	861	860
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	615	613
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	848	854
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,361	1,354
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]	3,223	3,269
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	714	725
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	623	628
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	483	497
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	123	123
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[1,2,6]	739	740
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]	1,265	1,276
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	7,752	7,759
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8,12]	1,006	1,005
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8,12]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]	3,155	3,173
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	1,993	1,757
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]	1,142	994
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]	714	624
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	3,880	3,494
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,6]	216	196
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	3,724	3,375
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]	8,519	7,784
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,2,6]	2,767	2,750
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	50,765	45,291
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[1,2,6]	217	217
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	604
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,6]	70	68
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[1,2,6]	51	51
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[1,6]	4,464	4,475
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[1,6]	7,884	7,833
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	1,721	1,697

165	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.483% 8/16/2027[1,2,6]	USD1,393	$1,401
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]	1,710	1,722
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]	4,558	4,550
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]	909	914
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]	2,524	2,524
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,6]	91	91
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]	5,088	5,150
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.71% 7/25/2051[1,2,6]	257	255
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	34	34
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	522	518
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	917	912
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	1,327	1,293
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	2,074	2,016
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	700
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	856	847
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	705
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	6,276	6,267
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[1,6]	3,047	3,055
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]	1,101	1,102
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	624	625
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	361	363
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]	2,368	2,122
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]	436	388
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]	794	803
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[1,2,6]	877	889
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	2,128	1,905
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,260	2,118
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	360	332
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	690	641
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]	780	722
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,404	1,327
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]	2,358	2,155
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]	967	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]	1,803	1,641
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]	5,320	4,713
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]	297	262
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]	4,480	4,014
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]	3,719	3,375
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]	111	97
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	8,775	7,868
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]	3,030	2,669
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	295	258
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,210
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	7,957
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	5,380	5,332
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,6]	1,038	1,033
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,6]	754	749
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,6]	59	59
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]	1,446	1,403
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]	1,799	1,801
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]	3,420	3,428
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]	3,052	3,076
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,175	1,178
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	2,219	2,226

American Funds Insurance Series	166

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	USD1,236	$1,246
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	289
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	232
			574,106
Municipals 1.51%
California 0.02%
	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,427

Illinois 1.35%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	30,108
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,941
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,339
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	108,879
			150,332

Massachusetts 0.07%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,572

Texas 0.03%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,983

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,545	4,318
	Total municipals		167,632
Bonds & notes of governments & government agencies outside the U.S. 1.03%
	Chile (Republic of) 4.00% 1/31/2052	580	449
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,539
	Dominican Republic 5.95% 1/25/2027[6]	8,100	8,044
	Dominican Republic 7.05% 2/3/2031[6]	680	700
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,445
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,605
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,763
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,639
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	11,783,000	698
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,538
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	948
	Poland (Republic of) 5.75% 11/16/2032	555	576
	Poland (Republic of) 4.875% 10/4/2033	830	811
	Portuguese Republic 5.125% 10/15/2024	24,775	24,749
	Qatar (State of) 4.50% 4/23/2028[6]	5,100	5,045
	Qatar (State of) 5.103% 4/23/2048[6]	3,400	3,315
	United Mexican States 6.00% 5/7/2036	14,755	14,402
			114,266

167	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026	USD11,910	$11,365
Total bonds, notes & other debt instruments (cost: $11,124,821,000)		10,815,455
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6,13]	555	14
FORESEA Holding SA, Class B6,13	61	1
Total common stocks (cost: $8,000)		15
Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14,15]	17,102,873	1,710,287
Total short-term securities (cost: $1,710,028,000)		1,710,287
Total investment securities 112.46% (cost: $12,834,857,000)		12,525,757
Other assets less liabilities (12.46)%		(1,388,068)
Net assets 100.00%		$11,137,689
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	2,388	9/3/2024	USD942,291	$(98)
30 Day Federal Funds Futures	Long	68	11/1/2024	26,875	(201)
30 Day Federal Funds Futures	Short	68	2/3/2025	(26,956)	224
3 Month SOFR Futures	Long	802	9/18/2024	189,778	(32)
3 Month SOFR Futures	Long	385	12/18/2024	91,293	(49)
3 Month SOFR Futures	Long	179	3/19/2025	42,577	34
3 Month SOFR Futures	Short	139	6/18/2025	(33,164)	(53)
3 Month SOFR Futures	Long	1,559	9/17/2025	372,932	1,117
3 Month SOFR Futures	Long	109	3/18/2026	26,168	8
3 Month SOFR Futures	Long	380	6/17/2026	91,328	290
3 Month SOFR Futures	Short	190	6/16/2027	(45,747)	(135)
2 Year U.S. Treasury Note Futures	Long	12,370	10/3/2024	2,526,186	5,231
5 Year U.S. Treasury Note Futures	Long	14,848	10/3/2024	1,582,472	8,566
10 Year French Government Bond Futures	Long	145	9/10/2024	19,119	(278)
10 Year Euro-Bund Futures	Short	18	9/10/2024	(2,537)	(23)
10 Year Ultra U.S. Treasury Note Futures	Long	2,399	9/30/2024	272,362	2,210
10 Year U.S. Treasury Note Futures	Short	1,032	9/30/2024	(113,504)	26
20 Year U.S. Treasury Bond Futures	Short	3,306	9/30/2024	(391,141)	(4,053)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,077	9/30/2024	511,027	4,611
					$17,395

American Funds Insurance Series	168

The Bond Fund of America (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	56,655	EUR	52,030	JPMorgan Chase	7/10/2024	$902
EUR	5,400	USD	5,791	HSBC Bank	7/10/2024	(4)
EUR	12,366	USD	13,307	Morgan Stanley	7/10/2024	(57)
USD	2,593	JPY	402,470	UBS AG	7/11/2024	86
EUR	1,418	USD	1,532	BNP Paribas	7/22/2024	(11)
USD	46,933	EUR	43,691	Citibank	7/24/2024	83
USD	6,773	IDR	111,703,701	Standard Chartered Bank	7/25/2024	(53)
						$946
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$(21)	$—	$(21)
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	(499)	—	(499)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	(182)	—	(182)
9.79%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN329,721	181	—	181
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	27	—	27
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	77	—	77
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	(48)	—	(48)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	421	—	421
SOFR	Annual	3.5685%	Annual	1/9/2034	USD19,970	570	—	570
SOFR	Annual	3.871%	Annual	3/4/2034	USD28,120	133	—	133
9.635%	28-day	28-day MXN-TIIE	28-day	6/9/2034	MXN202,507	178	—	178
SOFR	Annual	3.8575%	Annual	6/24/2034	USD7,900	44	—	44
SOFR	Annual	3.2975%	Annual	3/8/2051	USD39,095	3,059	—	3,059
SOFR	Annual	3.486%	Annual	1/17/2054	USD1,835	74	—	74
						$4,014	$—	$4,014
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD85,725	$(5,377)	$(6,135)	$758
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	16,828	(346)	(384)	38
					$(5,723)	$(6,519)	$796

169	American Funds Insurance Series

The Bond Fund of America (continued)
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14]	$2,168,331	$1,373,840	$1,832,101	$(9)	$226	$1,710,287	$52,035
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8]	12/6/2022	$1,006	$1,005	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8]	12/6/2022	150	150	.00 [16]
Total		$1,156	$1,155	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $73,386,000, which represented .66% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,520,823,000, which represented 13.65% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,155,000, which represented .01% of the net assets of the fund.

[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 6/30/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	170

Capital World Bond Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 92.67%		Principal amount (000)	Value (000)
Euros 17.59%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,598
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	724
	Altria Group, Inc. 3.125% 6/15/2031	800	798
	American Honda Finance Corp. 1.95% 10/18/2024	560	596
	American Tower Corp. 0.45% 1/15/2027	2,525	2,498
	American Tower Corp. 0.875% 5/21/2029	1,470	1,370
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,017
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,347
	AT&T, Inc. 4.30% 11/18/2034	260	288
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	1,001
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	791
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,352
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,960
	Baxter International, Inc. 1.30% 5/15/2029	2,000	1,927
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,634
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	919
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	887
	BPCE SA 1.00% 4/1/2025	2,900	3,043
	BPCE SA 4.50% 1/13/2033	1,400	1,552
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,036
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,985
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	255
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,076
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,770
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	276
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,095
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	258
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,355
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,376
	Equinor ASA 1.375% 5/22/2032	3,650	3,371
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,508
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,039
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	255	274
	European Investment Bank 0.25% 1/20/2032	4,900	4,307
	European Investment Bank 1.50% 6/15/2032	1,000	963
	European Investment Bank 2.875% 1/12/2033	4,500	4,771
	European Union 0.25% 10/22/2026	610	614
	European Union 2.875% 12/6/2027	560	597
	European Union 3.125% 12/4/2030	190	205
	European Union 0% 7/4/2031	705	615
	European Union 0% 7/4/2035	220	168
	European Union 0.20% 6/4/2036	1,500	1,140
	European Union 3.375% 10/4/2039	1,700	1,812
	European Union 0.70% 7/6/2051	3,000	1,716
	European Union 3.375% 10/5/2054	540	559
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,531
	French Republic O.A.T. 0.75% 2/25/2028	980	968
	French Republic O.A.T. 0% 11/25/2030	19,550	17,277
	French Republic O.A.T. 0% 5/25/2032	2,120	1,781
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,107

171	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	French Republic O.A.T. 3.00% 5/25/2033	EUR1,920	$2,024
	French Republic O.A.T. 3.00% 11/25/2034	3,900	4,068
	French Republic O.A.T. 0.50% 5/25/2040	600	409
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,528
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,324
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,378
	Germany (Federal Republic of) 2.10% 4/12/2029	1,545	1,628
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,609
	Germany (Federal Republic of) 0% 8/15/2030	6,285	5,831
	Germany (Federal Republic of) 0% 8/15/2031	12,600	11,421
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,915
	Germany (Federal Republic of) 2.20% 2/15/2034	780	816
	Germany (Federal Republic of) 1.00% 5/15/2038	130	113
	Germany (Federal Republic of) 0% 8/15/2050	1,200	651
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,340
	Greece (Hellenic Republic of) 3.875% 6/15/2028	7,155	7,859
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	665
	Greece (Hellenic Republic of) 0.75% 6/18/2031	700	627
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,806
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,500
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,405
	Ireland (Republic of) 2.60% 10/18/2034	4,850	5,038
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,093
	Italy (Republic of) 1.85% 7/1/2025	17,700	18,650
	Italy (Republic of) 1.35% 4/1/2030	7	7
	Italy (Republic of) 4.20% 3/1/2034	11,900	12,950
	Italy (Republic of) 1.80% 3/1/2041	6,060	4,547
	KfW 0.125% 6/30/2025	590	612
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,127
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,716
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,613
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,974
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	612
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,668
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,300
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,538
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	179
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,705
	Philippines (Republic of) 0.25% 4/28/2025	875	907
	Portuguese Republic 0.475% 10/18/2030	1,610	1,490
	Portuguese Republic 2.875% 10/20/2034	2,560	2,657
	Portuguese Republic 3.50% 6/18/2038	3,140	3,367
	Quebec (Province of) 0.25% 5/5/2031	920	811
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,016
	Romania 2.125% 3/7/2028	1,440	1,426
	Romania 3.75% 2/7/2034	530	488
	Shell International Finance BV 1.50% 4/7/2028	2,000	2,003
	Slovak Republic 3.75% 3/6/2034	640	687
	Spain (Kingdom of) 0% 1/31/2028	900	866
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,884
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,241
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,107
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,867
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,797
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,789
	Spain (Kingdom of) 3.45% 10/31/2034	740	795
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	710

American Funds Insurance Series	172

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	EUR441	$463
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 0.25% 12/3/2024	480	506
	Stryker Corp. 0.75% 3/1/2029	980	928
	Stryker Corp. 1.00% 12/3/2031	450	402
	TenneT Holding BV 5.25% junior subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)[1]	390	416
	T-Mobile USA, Inc. 3.70% 5/8/2032	410	440
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,782
	Ukraine 4.375% 1/27/2032[3]	2,105	599
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,719
			266,716

Japanese yen 5.11%
	Indonesia (Republic of) 0.57% 5/27/2026	JPY100,000	617
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	300,000	1,863
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,856
	Japan, Series 19, 0.10% 9/10/2024[4]	480,589	3,005
	Japan, Series 346, 0.10% 3/20/2027	94,550	583
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,460
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,897
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,398
	Japan, Series 374, 0.80% 3/20/2034	68,200	414
	Japan, Series 152, 1.20% 3/20/2035	608,450	3,799
	Japan, Series 21, 2.30% 12/20/2035	720,000	4,986
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,068
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,003
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,463
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,123
	Japan, Series 188, 1.60% 3/20/2044	69,000	412
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,045
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,900
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,173
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,363
			77,428

British pounds 4.21%
	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,633
	Asian Development Bank 1.125% 6/10/2025	740	903
	KfW 1.125% 7/4/2025	1,165	1,418
	Lloyds Bank PLC 7.625% 4/22/2025	655	841
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,239
	United Kingdom 0.125% 1/30/2026	425	504
	United Kingdom 4.25% 12/7/2027	5,910	7,502
	United Kingdom 1.625% 10/22/2028	3,690	4,231
	United Kingdom 4.75% 12/7/2030	6,920	9,111
	United Kingdom 0.25% 7/31/2031	12,845	12,494
	United Kingdom 1.00% 1/31/2032	7,120	7,215
	United Kingdom 4.25% 6/7/2032	1,310	1,678
	United Kingdom 3.25% 1/31/2033	1,090	1,292
	United Kingdom 0.625% 7/31/2035	210	181
	United Kingdom 0.875% 1/31/2046	4,917	3,067
	United Kingdom 3.75% 10/22/2053	1,870	2,023
	United Kingdom 4.375% 7/31/2054	6,285	7,577
			63,909

Chinese yuan renminbi 3.46%
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY39,260	5,618
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,344
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	79,090	13,710
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	66,960	11,528
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	35,700	5,914

173	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Chinese yuan renminbi (continued)
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	CNY42,610	$6,603
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	792
	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,965
			52,474

Mexican pesos 2.76%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN32,700	1,740
	América Móvil, SAB de CV 9.50% 1/27/2031	115,680	5,912
	Petroleos Mexicanos 7.19% 9/12/2024	66,160	3,575
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	12,808
	United Mexican States, Series M, 7.75% 5/29/2031	1,383	67
	United Mexican States, Series M, 7.75% 11/23/2034	124,285	5,851
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,023
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	350
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,779
	United Mexican States, Series S, 4.00% 10/29/2054[4]	39,374	1,803
			41,908

Brazilian reais 2.56%
	Brazil (Federative Republic of) 6.00% 8/15/2024[4]	BRL14,479	2,582
	Brazil (Federative Republic of) 0% 1/1/2025	16,000	2,719
	Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	303
	Brazil (Federative Republic of) 0% 4/1/2025	118,426	19,567
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	5,609
	Brazil (Federative Republic of) 10.00% 1/1/2031	14,573	2,356
	Brazil (Federative Republic of) 6.00% 8/15/2040[4]	2,019	348
	Brazil (Federative Republic of) 6.00% 8/15/2050[4]	24,150	4,073
	Brazil (Federative Republic of) 6.00% 8/15/2060[4]	7,523	1,264
			38,821

Canadian dollars 2.08%
	Canada 3.50% 3/1/2028	CAD25,228	18,382
	Canada 3.25% 12/1/2033	15,230	10,904
	Canada 2.75% 12/1/2048	3,500	2,274
			31,560

South Korean won 1.93%
	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,720
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,272
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,648
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,910
	South Korea (Republic of), Series 3106, 2.00% 6/10/2031	2,131,440	1,430
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,329
			29,309

Australian dollars 1.66%
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,038
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,081
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,814
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,104
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,078
			25,115

Indonesian rupiah 1.39%
	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,399
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,247
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,582
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,718
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	179

American Funds Insurance Series	174

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Indonesian rupiah (continued)
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR139,882,000	$8,507
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	10,687,000	634
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,825
			21,091

Norwegian kroner 0.65%
	Norway (Kingdom of) 1.75% 9/6/2029	NOK25,820	2,207
	Norway (Kingdom of) 2.125% 5/18/2032	6,615	557
	Norway (Kingdom of) 3.625% 4/13/2034	75,900	7,125
			9,889

Indian rupees 0.53%
	Asian Development Bank 6.20% 10/6/2026	INR15,700	186
	Asian Development Bank 6.72% 2/8/2028	144,700	1,732
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	674
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	400
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,627
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,503
			8,054

Israeli shekels 0.48%
	Israel (State of) 1.30% 4/30/2032	ILS24,480	5,014
	Israel (State of) 4.00% 3/30/2035	9,030	2,207
			7,221

New Zealand dollars 0.41%
	New Zealand 4.50% 5/15/2030	NZD10,208	6,207

Danish kroner 0.40%
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK51,044	5,835
	Realkredit Danmark AS 1.00% 10/1/2053[5]	2,587	281
			6,116

Polish zloty 0.23%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,068
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,362
			3,430

Turkish lira 0.23%
	Turkey (Republic of) 12.60% 10/1/2025	TRY135,945	3,141
	Turkey (Republic of) 17.80% 7/13/2033	12,175	270
			3,411

Chilean pesos 0.17%
	Chile (Republic of) 1.50% 3/1/2026[4]	CLP864,239	908
	Chile (Republic of) 5.00% 10/1/2028	955,000	979
	Chile (Republic of) 6.00% 4/1/2033	675,000	713
			2,600

Malaysian ringgits 0.14%
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,166

South African rand 0.14%
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	424
	South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,650
			2,074

175	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Colombian pesos 0.07%
	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	$1,121

Romanian leu 0.07%
	Romania 4.75% 2/24/2025	RON5,000	1,067

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH285	6

U.S. dollars 46.40%
	3R Lux SARL 9.75% 2/5/2031[6]	USD1,800	1,890
	3R Lux SARL 9.75% 2/5/2031	1,380	1,449
	7-Eleven, Inc. 0.95% 2/10/2026[6]	520	484
	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,180	1,900
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]	27	28
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,783
	AbbVie, Inc. 5.35% 3/15/2044	75	74
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,252
	AbbVie, Inc. 5.50% 3/15/2064	150	148
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	696
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	763	767
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,962
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	660	487
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	162	162
	AG Issuer, LLC 6.25% 3/1/2028[6]	165	162
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	88	91
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,6]	1,147	1,185
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]	1,560	1,550
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	140	126
	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	476	358
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[6]	50	51
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	290	286
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	120	112
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	155	154
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	300	263
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	207
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,700
	Amer Sports Co. 6.75% 2/16/2031[6]	35	35
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	141	141
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	235
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,042
	Amgen, Inc. 2.20% 2/21/2027	445	413
	Amgen, Inc. 5.25% 3/2/2030	981	989
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,681
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,265
	AmWINS Group, Inc. 6.375% 2/15/2029[6]	75	75
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	135	126
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,296
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,050
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	110	68
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	115	69
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.958% 9/1/2027[7,8]	95	83
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.208% 9/22/2028[7,8]	146	146
	Aretec Group, Inc. 7.50% 4/1/2029[6]	245	236

American Funds Insurance Series	176

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Aretec Group, Inc. 10.00% 8/15/2030[6]	USD50	$54
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	1,991	1,126
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	3,025	1,274
	Aris Mining Corp. 6.875% 8/9/2026	600	565
	Artera Services, LLC 8.50% 2/15/2031[6]	45	46
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	160	164
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	55	54
	AssuredPartners, Inc. 5.625% 1/15/2029[6]	365	342
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,406
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[6]	25	22
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	1,817	1,809
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	996	1,011
	B&G Foods, Inc. 5.25% 4/1/2025	23	23
	B&G Foods, Inc. 5.25% 9/15/2027	210	195
	B&G Foods, Inc. 8.00% 9/15/2028[6]	25	25
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[6]	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[5,8]	219	231
	Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[1]	847	838
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,144
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,309
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,534
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	627
	BAT Capital Corp. 2.789% 9/6/2024	1,150	1,143
	BAT Capital Corp. 3.215% 9/6/2026	955	912
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,048
	Bath & Body Works, Inc. 6.625% 10/1/2030[6]	120	120
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
	Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	80	73
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	75	70
	Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	114	53
	Baytex Energy Corp. 7.375% 3/15/2032[6]	85	86
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,520	2,599
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]	30	18
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Bidvest Group (UK) PLC 3.625% 9/23/2026	500	467
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	400	379
	Block, Inc. 6.50% 5/15/2032[6]	240	244
	BMW US Capital, LLC 3.90% 4/9/2025[6]	900	889
	BMW US Capital, LLC 4.15% 4/9/2030[6]	900	863
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	611
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	1,069
	Boeing Co. 6.259% 5/1/2027[6]	45	45
	Boeing Co. 5.15% 5/1/2030	2,451	2,354
	Boeing Co. 3.625% 2/1/2031	718	629
	Boeing Co. 6.388% 5/1/2031[6]	723	736
	Boeing Co. 6.528% 5/1/2034[6]	457	468
	Boeing Co. 6.858% 5/1/2054[6]	576	592
	Bombardier, Inc. 7.125% 6/15/2026[6]	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	25	26
	Borr IHC, Ltd. 10.00% 11/15/2028[6]	2,909	3,049
	Borr IHC, Ltd. 10.375% 11/15/2030[6]	942	987
	Boxer Parent Co., Inc. 9.125% 3/1/2026[6]	160	161

177	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	USD45	$41
	Boyne USA, Inc. 4.75% 5/15/2029[6]	107	100
	BPCE SA 5.15% 7/21/2024[6]	1,800	1,798
	Braskem Idesa SAPI 7.45% 11/15/2029	4,620	3,765
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,486
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	5,049
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	525	537
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,922
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,171
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,189
	Broadcom, Inc. 4.00% 4/15/2029[6]	250	238
	Broadcom, Inc. 3.419% 4/15/2033[6]	698	602
	Broadcom, Inc. 3.469% 4/15/2034[6]	48	41
	Broadcom, Inc. 3.137% 11/15/2035[6]	185	148
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	95	93
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	50	47
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]	1,341	1,395
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	233
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	175	162
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,6,8]	1,310	1,295
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,6,8]	989	977
	Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/2032[6]	45	45
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	2,150	2,185
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,6]	200	211
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]	200	201
	California Resources Corp. 7.125% 2/1/2026[6]	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	916
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	90	81
	Carnival Corp. 6.00% 5/1/2029[6]	100	99
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[6]	70	69
	CCO Holdings, LLC 5.125% 5/1/2027[6]	125	120
	CCO Holdings, LLC 4.75% 3/1/2030[6]	135	117
	CCO Holdings, LLC 4.50% 8/15/2030[6]	240	203
	CCO Holdings, LLC 4.25% 2/1/2031[6]	155	127
	CCO Holdings, LLC 4.50% 6/1/2033[6]	147	116
	CCO Holdings, LLC 4.25% 1/15/2034[6]	55	42
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	53
	Central Garden & Pet Co. 4.125% 10/15/2030	74	66
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,464
	Charter Communications Operating, LLC 5.25% 4/1/2053	1,900	1,492
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	22
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	115	114
	Chesapeake Energy Corp. 6.75% 4/15/2029[6]	30	30
	Chesapeake Energy Corp. 4.875% 4/15/2032[3]	915	19
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	5,585	5,138
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	189
	Chubb INA Holdings, LLC 4.35% 11/3/2045	425	367
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[5,6,8]	805	819
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,6,8]	1,240	1,243
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	2,250	2,228
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	1,380	1,376

American Funds Insurance Series	178

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	USD90	$97
	Clarios Global, LP 6.25% 5/15/2026[6]	44	44
	Clarios Global, LP 8.50% 5/15/2027[6]	90	91
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	5	5
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	100	89
	Cloud Software Group, Inc. 6.50% 3/31/2029[6]	235	226
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	175	170
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[7,8]	342	342
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,148
	CNX Resources Corp. 7.25% 3/1/2032[6]	110	112
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	55	47
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	85	68
	Colombia (Republic of) 3.875% 4/25/2027	350	330
	Colombia (Republic of) 8.00% 11/14/2035	445	459
	Comcast Corp. 4.80% 5/15/2033	4,100	3,993
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	160	131
	CommScope, Inc. 6.00% 3/1/2026[6]	53	47
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[7,8]	25	22
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	212	201
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	65	59
	Comstock Resources, Inc. 6.75% 3/1/2029[6]	95	92
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	65	61
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[5,6,8]	1,514	1,557
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[5,6,8]	804	866
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[5,6,8]	920	932
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.435% 6/25/2043[5,6,8]	305	323
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[5,6,8]	686	693
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[5,6,8]	206	209
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[5,6,8]	1,148	1,154
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[9]	1,127	927
	Constellium SE 3.75% 4/15/2029[6]	125	114
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,439
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,003
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	670
	CoreLogic, Inc. 4.50% 5/1/2028[6]	339	308
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[7,8]	65	64
	Coty, Inc. 5.00% 4/15/2026[6]	95	94
	Coty, Inc. 4.75% 1/15/2029[6]	65	62
	Coty, Inc. 6.625% 7/15/2030[6]	95	96
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	65	67
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	278	278
	Crédit Agricole SA 4.375% 3/17/2025[6]	1,100	1,087
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,575
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	178	188
	Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	110	112
	Crown Castle, Inc. 2.50% 7/15/2031	767	634
	CSX Corp. 3.80% 4/15/2050	75	57
	CVR Partners, LP 6.125% 6/15/2028[6]	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	725	694
	Darling Ingredients, Inc. 6.00% 6/15/2030[6]	10	10
	Deluxe Corp. 8.00% 6/1/2029[6]	20	19

179	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	USD850	$807
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,071
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,155
	Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]	310	6
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[7,9]	17	25
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[6,7,8]	349	362
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	50	47
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[7,8]	41	41
	DISH DBS Corp. 5.25% 12/1/2026[6]	15	12
	DISH Network Corp. 11.75% 11/15/2027[6]	260	255
	Dominican Republic 5.50% 1/27/2025[6]	1,375	1,375
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	47	44
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,591
	Ecopetrol SA 6.875% 4/29/2030	1,445	1,389
	Ecopetrol SA 8.875% 1/13/2033	1,581	1,634
	Ecopetrol SA 8.375% 1/19/2036	1,039	1,021
	Edison International 4.125% 3/15/2028	2,390	2,284
	Edison International 5.25% 11/15/2028	1,522	1,509
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	95
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,404
	Electricité de France SA 5.65% 4/22/2029[6]	800	807
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	300	327
	Element Solutions, Inc. 3.875% 9/1/2028[6]	105	97
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	30	31
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	190	196
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[7,8]	85	85
	Enel Finance International NV 1.375% 7/12/2026[6]	1,248	1,156
	Enel Finance International NV 1.875% 7/12/2028[6]	1,227	1,081
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,781
	Entergy Corp. 0.90% 9/15/2025	750	710
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,102
	Enviri Corp. 5.75% 7/31/2027[6]	145	138
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	125	126
	EQM Midstream Partners, LP 6.375% 4/1/2029[6]	20	20
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	45	48
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	40
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,035
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,698
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	15	16
	ESAB Corp. 6.25% 4/15/2029[6]	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,314
	Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[5]	78	79
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,427
	Fair Isaac Corp. 4.00% 6/15/2028[6]	15	14
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,735	1,485
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]	1,497	1,174
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	4,281	4,043
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	105	104
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	225	222
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[5]	29	26
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[5]	997	913
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	18	18
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	64	64
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[5]	29	26

American Funds Insurance Series	180

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	USD241	$238
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[5]	534	489
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[5]	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[5]	938	926
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	2,208	2,215
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[5]	36	33
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	2,604	2,613
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[5]	9,172	9,437
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	1,777	1,759
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	1,720	1,736
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]	705	710
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]	1,095	1,083
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	935	942
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	25	22
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]	150	155
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[7,8]	15	15
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[2,7,8]	96	97
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[2,7,8]	1	1
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	1,880	1,839
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[6]	325	325
	First Student Bidco, Inc. 4.00% 7/31/2029[6]	45	41
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,763	1,693
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	293
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	188
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	181
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	112
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	255	258
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,711
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	2,277	1,924
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	989	959
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,572	3,458
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	287	283
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	23	23
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	762	752
	Freddie Mac Pool #RA9795 4.00% 9/1/2053[5]	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	2,752	2,716
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[5]	987	903
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	31,680	30,634
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[5]	12,119	11,959
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[5]	941	862
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	1,021	1,008
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[5]	1,159	1,144
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[5]	747	684
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	282	273
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]	15,420	15,256
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	860	851
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[5]	3,620	3,643
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	2,050	2,066
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]	1,080	1,088
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]	532	526
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	373	376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/2042[5,6,8]	441	459
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	497	494
	Gartner, Inc. 3.75% 10/1/2030[6]	70	63
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	1,662	1,665

181	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Genesis Energy, LP 8.00% 1/15/2027	USD125	$128
	Genesis Energy, LP 8.25% 1/15/2029	25	26
	Genesis Energy, LP 8.875% 4/15/2030	38	40
	Genesis Energy, LP 7.875% 5/15/2032	60	61
	GeoPark, Ltd. 5.50% 1/17/2027	5,200	4,732
	Georgia (Republic of) 2.75% 4/22/2026[6]	400	368
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,352
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,154
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	992
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	769	624
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	3,946	3,277
	Government National Mortgage Assn. 6.50% 7/1/2054[5,10]	10,325	10,474
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	770	574
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	706
	Gray Television, Inc. 5.375% 11/15/2031[6]	30	17
	Greenko Dutch BV 3.85% 3/29/2026	2,812	2,656
	Group 1 Automotive, Inc. 4.00% 8/15/2028[6]	115	106
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	660	629
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[7,8]	38	39
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	25	25
	Harvest Midstream I, LP 7.50% 5/15/2032[6]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	121
	HealthEquity, Inc. 4.50% 10/1/2029[6]	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	200	204
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[6]	235	220
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	105	102
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	25	24
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	115	103
	Honduras (Republic of) 6.25% 1/19/2027	653	621
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	275	262
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	195	175
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	120	103
	Howden UK Refinance PLC 7.25% 2/15/2031[6]	200	199
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	200	199
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	301
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,100
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,672
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,167
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,256
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[5,6,8]	396	396
	HUB International, Ltd. 7.375% 1/31/2032[6]	65	66
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[7,8]	4	4
	Hungary (Republic of) 5.50% 3/26/2036[6]	290	279
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[6]	120	124
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[7,8]	55	55
	Hyundai Capital America 1.50% 6/15/2026[6]	2,375	2,202
	Hyundai Capital America 1.65% 9/17/2026[6]	269	248
	Hyundai Capital America 2.00% 6/15/2028[6]	600	530
	Hyundai Capital America 6.50% 1/16/2029[6]	132	138
	Icahn Enterprises, LP 9.75% 1/15/2029[6]	65	67
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	500	491
	Ingles Markets, Inc. 4.00% 6/15/2031[6]	130	113
	Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	225	229
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	1,360	1,360
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	55	50

American Funds Insurance Series	182

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	USD235	$224
	Israel (State of) 3.375% 1/15/2050	1,470	940
	Israel (State of) 3.875% 7/3/2050	795	558
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,158
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	58	47
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	590
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 10.108% 12/4/2026[7,8]	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	17
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	204
	Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	10	10
	Korea Electric Power Corp. 5.375% 7/31/2026[6]	1,290	1,294
	Korea Gas Corp. 5.00% 7/8/2029[6]	225	225
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	85	87
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]	125	129
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	81	81
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	651	650
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	194	197
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	30	27
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[6]	115	100
	LGI Homes, Inc. 8.75% 12/15/2028[6]	155	162
	Light and Wonder International, Inc. 7.00% 5/15/2028[6]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	130	125
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,505
	Lockheed Martin Corp. 5.20% 2/15/2064	309	292
	LSB Industries, Inc. 6.25% 10/15/2028[6]	90	87
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	45	41
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	285
	Mastercard, Inc. 2.00% 11/18/2031	600	493
	Matador Resources Co. 6.50% 4/15/2032[6]	50	50
	Medline Borrower, LP 5.25% 10/1/2029[6]	40	38
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[7,8]	49	50
	MEG Energy Corp. 5.875% 2/1/2029[6]	30	29
	Meituan 2.125% 10/28/2025	1,730	1,652
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]	650	646
	Methanex Corp. 5.125% 10/15/2027	55	53
	Methanex Corp. 5.25% 12/15/2029	5	5
	MGM Resorts International 5.50% 4/15/2027	90	89
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	115	106
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	45	45
	Mineral Resources, Ltd. 8.00% 11/1/2027[6]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[6]	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	1,940	2,005
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	761	765
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]	1,094	1,094
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]	539	539
	Molina Healthcare, Inc. 4.375% 6/15/2028[6]	80	75
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	75	67
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,018
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,151
	Mozambique (Republic of) 9.00% 9/15/2031	940	780
	MSCI, Inc. 3.625% 11/1/2031[6]	210	184
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[5,8]	336	354

183	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Murphy Oil USA, Inc. 4.75% 9/15/2029	USD48	$46
	MV24 Capital BV 6.748% 6/1/2034	1,104	1,055
	Nabors Industries, Inc. 7.375% 5/15/2027[6]	55	56
	Nabors Industries, Inc. 9.125% 1/31/2030[6]	160	166
	National Australia Bank, Ltd. 5.181% 6/11/2034[6]	1,250	1,244
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]	135	124
	Navient Corp. 5.00% 3/15/2027	45	43
	Navient Corp. 4.875% 3/15/2028	145	133
	NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.18% 4/16/2029[7,8]	50	50
	NCR Voyix Corp. 5.25% 10/1/2030[6]	15	14
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	85	84
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	26	25
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	255	235
	New Fortress Energy, Inc. 8.75% 3/15/2029[6]	90	82
	New York Life Global Funding 1.20% 8/7/2030[6]	2,725	2,185
	New York Life Global Funding 5.00% 1/9/2034[6]	1,500	1,475
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,6,8]	606	559
	Newell Brands, Inc. 5.70% 4/1/2026	80	79
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	165	147
	NGL Energy Operating, LLC 8.125% 2/15/2029[6]	55	56
	NGL Energy Operating, LLC 8.375% 2/15/2032[6]	70	71
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	180	179
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	150	152
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]	105	105
	NOVA Chemicals Corp. 5.25% 6/1/2027[6]	20	19
	NOVA Chemicals Corp. 9.00% 2/15/2030[6]	90	95
	Novelis Corp. 4.75% 1/30/2030[6]	80	74
	Novelis Corp. 3.875% 8/15/2031[6]	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	815
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]	269	271
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]	120	121
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	310
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	1,074	1,075
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	2,043	2,053
	Open Text Corp. 3.875% 2/15/2028[6]	25	23
	Option Care Health, Inc. 4.375% 10/31/2029[6]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,206
	Oracle Corp. 3.25% 11/15/2027	1,880	1,773
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/2031[1]	2,434	2,904
	Osaic Holdings, Inc. 10.75% 8/1/2027[6]	256	264
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	40	36
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,891
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	525
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,550
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,226
	PacifiCorp 5.30% 2/15/2031	800	798
	PacifiCorp 5.45% 2/15/2034	350	346
	PacifiCorp 3.30% 3/15/2051	150	97
	PacifiCorp 2.90% 6/15/2052	280	165
	PacifiCorp 5.35% 12/1/2053	525	477
	PacifiCorp 5.50% 5/15/2054	980	911
	PacifiCorp 5.80% 1/15/2055	500	485

American Funds Insurance Series	184

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Panama (Republic of) 3.75% 4/17/2026	USD465	$438
	Panama (Republic of) 7.50% 3/1/2031	415	435
	Panama (Republic of) 6.40% 2/14/2035	850	807
	Panama (Republic of) 8.00% 3/1/2038	755	797
	Panama (Republic of) 7.875% 3/1/2057	4,690	4,894
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[6]	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,9]	1	1
	Performance Food Group, Inc. 5.50% 10/15/2027[6]	11	11
	Permian Resources Operating, LLC 9.875% 7/15/2031[6]	5	6
	Permian Resources Operating, LLC 7.00% 1/15/2032[6]	25	26
	Petroleos Mexicanos 4.25% 1/15/2025	261	257
	Petroleos Mexicanos 6.875% 10/16/2025	946	943
	Petroleos Mexicanos 6.875% 8/4/2026	638	625
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,763
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,912
	Petroleos Mexicanos 6.84% 1/23/2030	2,384	2,100
	Petroleos Mexicanos 5.95% 1/28/2031	65	52
	Petroleos Mexicanos 6.70% 2/16/2032	779	653
	Petroleos Mexicanos 6.95% 1/28/2060	55	36
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	890
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,074
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	181
	PG&E Corp. 5.00% 7/1/2028	145	140
	PG&E Corp. 5.25% 7/1/2030	175	167
	Philip Morris International, Inc. 5.125% 11/17/2027	315	315
	Philip Morris International, Inc. 2.10% 5/1/2030	634	537
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,587
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	377
	POSCO Holdings, Inc. 4.875% 1/23/2027[6]	510	504
	Post Holdings, Inc. 5.625% 1/15/2028[6]	85	84
	Post Holdings, Inc. 5.50% 12/15/2029[6]	80	77
	Post Holdings, Inc. 4.625% 4/15/2030[6]	444	408
	Post Holdings, Inc. 6.25% 2/15/2032[6]	33	33
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	234	234
	Procter & Gamble Co. 3.00% 3/25/2030	338	311
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	1,938	1,801
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[6,9]	172	162
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[6,9]	258	206
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[7,8,9]	9	9
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	910	925
	Range Resources Corp. 4.75% 2/15/2030[6]	145	136
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	25	21
	Reworld Holding Corp. 4.875% 12/1/2029[6]	25	23
	RHP Hotel Properties, LP 7.25% 7/15/2028[6]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	90	84
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	25	22
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	20	18
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	75	74
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]	4	4
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	45	42
	Sally Holdings, LLC 6.75% 3/1/2032	107	106
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,655
	Sands China, Ltd. 3.25% 8/8/2031	930	784
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,555
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,354
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	346

185	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	USD75	$76
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054[6]	2,300	2,247
	Scentre Group Trust 1 3.50% 2/12/2025[6]	210	207
	Scentre Group Trust 1 3.75% 3/23/2027[6]	110	105
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	46	45
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	115	107
	Sealed Air Corp. 6.125% 2/1/2028[6]	180	180
	Sealed Air Corp. 6.50% 7/15/2032[6]	123	122
	Serbia (Republic of) 6.25% 5/26/2028[6]	740	750
	Service Properties Trust 8.625% 11/15/2031[6]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,486
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	160	141
	Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	50	47
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	195	176
	Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	39	33
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	111	91
	SK hynix, Inc. 3.00% 9/17/2024	1,602	1,593
	SK hynix, Inc. 1.50% 1/19/2026	563	529
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[5,6,8]	673	682
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	45	41
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	180
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,210
	Southwestern Energy Co. 5.375% 3/15/2030	55	53
	Southwestern Energy Co. 4.75% 2/1/2032	15	14
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	17	18
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	71	78
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[7,8]	5	5
	Sprint, LLC 7.625% 3/1/2026	130	134
	Station Casinos, LLC 6.625% 3/15/2032[6]	35	35
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	1,500	1,367
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,560	2,594
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	453	375
	Stericycle, Inc. 3.875% 1/15/2029[6]	110	103
	Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,912
	Sunoco, LP 7.00% 5/1/2029[6]	30	31
	Sunoco, LP 4.50% 5/15/2029	290	271
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]	45	46
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	— [11]
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	400	386
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	94	100
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[7,8]	45	45
	Talos Production, Inc. 9.00% 2/1/2029[6]	15	16
	Talos Production, Inc. 9.375% 2/1/2031[6]	55	58
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	3,450	2,261
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,429	1,290
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	955
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,380
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	417
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	75
	TransDigm, Inc. 6.875% 12/15/2030[6]	85	87
	TransDigm, Inc. 6.625% 3/1/2032[6]	45	46

American Funds Insurance Series	186

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	USD51	$51
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	102	105
	Transocean, Inc. 8.75% 2/15/2030[6]	36	38
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,12]	100	98
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	251	244
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	100	96
	Triumph Group, Inc. 9.00% 3/15/2028[6]	57	60
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[7,8]	235	240
	U.S. Treasury 4.25% 1/31/2026	1,202	1,191
	U.S. Treasury 4.50% 4/15/2027	1,630	1,628
	U.S. Treasury 1.125% 8/31/2028	2,155	1,888
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.375% 5/15/2034[13]	2,363	2,364
	U.S. Treasury 1.75% 8/15/2041[13]	4,650	3,073
	U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,686
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,830
	U.S. Treasury 1.25% 5/15/2050[13]	1,625	806
	U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,697
	U.S. Treasury 4.25% 2/15/2054	681	649
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[4]	818	783
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4,13]	10,330	10,468
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,408	1,967
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]	179	150
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,262
	UKG, Inc. 6.875% 2/1/2031[6]	77	78
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[7,8]	58	58
	Ukraine 6.876% 5/21/2031[3]	1,269	364
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[5,10]	264	216
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[5,10]	3,096	2,741
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[5,10]	11,913	11,232
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[5,10]	24,468	23,650
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[5,10]	46,050	45,422
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[5,10]	14,274	14,316
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[5,10]	14,685	14,948
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[5,10]	386	397
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[5,10]	1,476	1,306
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[5,10]	5,000	4,715
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[5,10]	28,731	28,802
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[5,10]	11,000	11,190
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[5,10]	2,562	2,633
	United Mexican States 6.00% 5/7/2036	970	947
	United Mexican States 6.338% 5/4/2053	425	402
	United Natural Foods, Inc. 6.75% 10/15/2028[6]	85	77
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 4.50% 5/1/2029[6]	250	210
	US Foods, Inc. 4.625% 6/1/2030[6]	35	33
	Vail Resorts, Inc. 6.50% 5/15/2032[6]	20	20
	Valvoline, Inc. 3.625% 6/15/2031[6]	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[6]	30	31
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[7,8,9]	24	24
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[7,8,9]	49	49
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	31	31

187	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	USD110	$99
	Venture Global LNG, Inc. 8.125% 6/1/2028[6]	80	82
	Veralto Corp. 5.35% 9/18/2028[6]	2,900	2,913
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	805	808
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,544
	Vital Energy, Inc. 7.875% 4/15/2032[6]	30	31
	VZ Secured Financing BV 5.00% 1/15/2032[6]	200	171
	W&T Offshore, Inc. 11.75% 2/1/2026[6]	55	57
	Wand NewCo 3, Inc. 7.625% 1/30/2032[6]	35	36
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,569
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	71	73
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	320	313
	WEA Finance, LLC 3.75% 9/17/2024[6]	535	531
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,482
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,368
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	200	204
	WESCO Distribution, Inc. 6.625% 3/15/2032[6]	150	152
	Western Midstream Operating, LP 3.10% 2/1/2025[1]	85	84
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	401	401
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	278	277
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,226
	WMG Acquisition Corp. 3.75% 12/1/2029[6]	110	100
	WMG Acquisition Corp. 3.875% 7/15/2030[6]	135	121
	WMG Acquisition Corp. 3.00% 2/15/2031[6]	80	69
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]	105	102
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	43	45
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]	200	170
	Ziggo BV 4.875% 1/15/2030[6]	300	267
			703,556
	Total bonds, notes & other debt instruments (cost: $1,497,896,000)		1,405,249
Preferred securities 0.00%		Shares
U.S. dollars 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[6,12,14]	48	82
	Total preferred securities (cost: $49,000)		82
Common stocks 0.04%
U.S. dollars 0.04%
	Constellation Oil Services Holding SA, Class B-1[12,14]	1,214,969	194
	Venator Materials PLC[12,14]	232	164
	Altera Infrastructure, LP12,14	1,441	108
	Endo, Inc.[14]	2,165	61
	Endo, Inc.[6,14]	811	23
	Endo, Inc., 1L 6.125% Escrow[12,14]	205,000	— [11]
	WeWork, Inc.[12,14]	968	10
	Party City Holdco, Inc.[12,14]	80	1
	Party City Holdco, Inc.[6,12,14]	1	— [11]
	Bighorn Permian Resources, LLC[12]	531	— [11]
	Total common stocks (cost: $1,039,000)		561

American Funds Insurance Series	188

Capital World Bond Fund (continued)
Investment funds 1.36%		Shares	Value (000)
Capital Group Central Corporate Bond Fund[15]		2,493,000	$20,617
Total investment funds (cost: $19,454,000)			20,617
Short-term securities 16.98%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[15,16]		2,105,621	210,562
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 3.09%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP29,675	582
Egypt (Arab Republic of) 11/12/2024	22.326	43,850	837
Egypt (Arab Republic of) 11/19/2024	22.238	67,700	1,286
Egypt (Arab Republic of) 3/11/2025	21.301	94,475	1,674
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,188
Japan Treasury 7/22/2024	0.005	JPY4,517,300	28,077
Nigeria (Republic of) 2/11/2025	18.000	NGN675,950	388
Nigeria (Republic of) 2/20/2025	17.782	901,265	518
Nigeria (Republic of) 2/25/2025	18.045	3,122,091	1,789
Nigeria (Republic of) 3/6/2025	17.824	3,750,997	2,134
Nigeria (Republic of) 3/13/2025	17.900	1,201,690	680
Nigeria (Republic of) 3/27/2025	18.586	3,072,227	1,720
			46,873
Total short-term securities (cost: $259,567,000)			257,435
Options purchased (equity style) 0.06%
Options purchased (equity style)*			955
Total options purchased (equity style) (cost: $786,000)			955
Total investment securities 111.11% (cost: $1,778,791,000)			1,684,899
Total options written† (0.06) (premium received: $827,000)			(920)
Other assets less liabilities (11.05)%			(167,604)
Net assets 100.00%			$1,516,375
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	427	12/13/2024	USD96.00	USD106,750	$950

189	American Funds Insurance Series

Capital World Bond Fund (continued)
*Options purchased (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Call
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.09	EUR4,300	$5
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	823	12/13/2024	USD95.50	USD205,750	$(916)
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.04	EUR(4,300)	$(4)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	110	9/10/2024	USD12,452	$48
2 Year U.S. Treasury Note Futures	Long	1,291	10/3/2024	263,646	385
3 Year Australian Treasury Bond Futures	Short	1	9/17/2024	(70)	— [11]
5 Year Euro-Bobl Futures	Long	634	9/10/2024	79,061	546
5 Year U.S. Treasury Note Futures	Long	615	10/3/2024	65,546	477
10 Year Italy Government Bond Futures	Long	41	9/10/2024	5,062	(48)
10 Year French Government Bond Futures	Short	62	9/10/2024	(8,175)	124
10 Year Euro-Bund Futures	Short	149	9/10/2024	(21,003)	(18)
10 Year Australian Treasury Bond Futures	Short	102	9/16/2024	(7,728)	18
10 Year Japanese Government Bond Futures	Short	67	9/20/2024	(59,492)	227
10 Year UK Gilt Futures	Long	214	9/30/2024	26,394	(286)
10 Year Ultra U.S. Treasury Note Futures	Long	173	9/30/2024	19,641	(95)
10 Year U.S. Treasury Note Futures	Short	298	9/30/2024	(32,775)	(47)
20 Year U.S. Treasury Bond Futures	Long	65	9/30/2024	7,690	89
30 Year Euro-Buxl Futures	Long	24	9/10/2024	3,348	28
30 Year Ultra U.S. Treasury Bond Futures	Long	155	9/30/2024	19,428	113
					$1,561

American Funds Insurance Series	190

Capital World Bond Fund (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	10,629	PLN	43,525	Citibank	7/3/2024	$(182)
PLN	43,525	USD	11,086	Bank of America	7/3/2024	(275)
USD	2,246	HUF	818,090	Standard Chartered Bank	7/9/2024	28
AUD	4,100	USD	2,727	Bank of America	7/9/2024	9
USD	1,710	EUR	1,590	Morgan Stanley	7/9/2024	6
USD	1,773	EUR	1,650	HSBC Bank	7/9/2024	5
USD	1,119	EUR	1,040	JPMorgan Chase	7/9/2024	5
EUR	1,390	USD	1,494	HSBC Bank	7/9/2024	(5)
HUF	1,284,310	EUR	3,268	Goldman Sachs	7/9/2024	(21)
THB	190,470	USD	5,214	Citibank	7/9/2024	(26)
CNH	138,167	USD	19,098	UBS AG	7/9/2024	(153)
EUR	17,257	USD	18,790	Citibank	7/9/2024	(299)
JPY	1,836,980	USD	11,925	Morgan Stanley	7/9/2024	(489)
USD	3,794	GBP	2,970	Morgan Stanley	7/10/2024	39
USD	8,189	EUR	7,610	Morgan Stanley	7/10/2024	35
USD	1,892	GBP	1,480	Citibank	7/10/2024	21
CAD	11,293	USD	8,244	Morgan Stanley	7/10/2024	14
USD	2,397	EUR	2,235	JPMorgan Chase	7/10/2024	2
USD	1,050	EUR	980	Goldman Sachs	7/10/2024	—
USD	1,528	GBP	1,210	Citibank	7/10/2024	(2)
PLN	20,540	EUR	4,769	HSBC Bank	7/10/2024	(8)
PLN	4,740	USD	1,198	BNP Paribas	7/10/2024	(20)
EUR	5,100	CAD	7,616	HSBC Bank	7/10/2024	(104)
EUR	6,830	USD	7,446	Bank of America	7/10/2024	(127)
EUR	35,700	USD	38,873	JPMorgan Chase	7/10/2024	(619)
CAD	7,880	USD	5,757	BNP Paribas	7/11/2024	5
USD	911	AUD	1,367	Morgan Stanley	7/11/2024	(1)
USD	912	CAD	1,250	Bank of New York Mellon	7/11/2024	(2)
USD	2,467	AUD	3,700	Morgan Stanley	7/11/2024	(3)
USD	2,953	AUD	4,432	HSBC Bank	7/11/2024	(4)
SEK	45,500	USD	4,341	Bank of America	7/11/2024	(45)
USD	1,751	MXN	31,000	Morgan Stanley	7/12/2024	60
MYR	2,580	USD	550	Standard Chartered Bank	7/12/2024	(3)
MYR	7,900	USD	1,679	Standard Chartered Bank	7/12/2024	(3)
USD	3,532	BRL	18,700	Citibank	7/15/2024	193
USD	14,161	KRW	19,491,214	Citibank	7/15/2024	26
USD	784	KRW	1,065,590	Barclays Bank PLC	7/15/2024	12
INR	152,720	USD	1,829	JPMorgan Chase	7/15/2024	2
INR	79,000	USD	945	Bank of New York Mellon	7/15/2024	2
USD	8,185	ILS	30,290	BNP Paribas	7/17/2024	159
USD	21,639	MXN	404,520	Morgan Stanley	7/17/2024	(407)
SGD	1,400	USD	1,035	HSBC Bank	7/18/2024	(1)
JPY	2,128,568	USD	13,602	Morgan Stanley	7/18/2024	(331)
USD	2,696	GBP	2,110	HSBC Bank	7/22/2024	28
USD	4,950	NZD	8,091	Morgan Stanley	7/22/2024	22
AUD	4,120	USD	2,734	Standard Chartered Bank	7/22/2024	16
EUR	11,260	USD	12,065	UBS AG	7/22/2024	7
GBP	590	USD	746	Citibank	7/22/2024	— [11]
USD	1,643	AUD	2,465	HSBC Bank	7/22/2024	(2)
USD	1,529	EUR	1,430	UBS AG	7/22/2024	(4)
GBP	2,370	USD	3,007	Goldman Sachs	7/22/2024	(10)
EUR	16,582	USD	17,913	BNP Paribas	7/22/2024	(134)
TRY	7,670	USD	226	Barclays Bank PLC	7/24/2024	2
CZK	18,000	USD	775	BNP Paribas	7/24/2024	(6)
ZAR	29,130	USD	1,608	Bank of New York Mellon	7/24/2024	(10)
CZK	47,290	EUR	1,897	HSBC Bank	7/24/2024	(11)

191	American Funds Insurance Series

Capital World Bond Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
ILS	4,200	USD	1,129	BNP Paribas	7/24/2024	$(15)
CHF	2,790	USD	3,139	JPMorgan Chase	7/24/2024	(24)
CNH	207,270	USD	28,507	Goldman Sachs	7/24/2024	(54)
USD	8,199	NOK	86,680	Morgan Stanley	7/25/2024	74
USD	996	NOK	10,495	UBS AG	7/25/2024	13
USD	755	NOK	7,930	Standard Chartered Bank	7/25/2024	11
USD	1,520	JPY	243,330	Goldman Sachs	7/25/2024	1
DKK	46,980	EUR	6,301	HSBC Bank	7/25/2024	— [11]
PLN	405	USD	100	Barclays Bank PLC	7/25/2024	— [11]
EUR	3,199	PLN	13,860	Morgan Stanley	7/25/2024	(12)
USD	10,499	DKK	73,090	HSBC Bank	7/25/2024	(13)
JPY	1,980,863	USD	12,518	JPMorgan Chase	7/25/2024	(154)
USD	26,697	BRL	145,837	JPMorgan Chase	7/30/2024	710
USD	995	BRL	5,500	Goldman Sachs	7/30/2024	15
COP	2,800,000	USD	673	Morgan Stanley	7/30/2024	(2)
USD	3,851	IDR	63,046,370	Standard Chartered Bank	7/30/2024	(2)
USD	1,068	IDR	17,556,760	Citibank	7/30/2024	(5)
CLP	3,670,820	USD	3,928	Morgan Stanley	7/30/2024	(28)
EUR	6,770	USD	7,331	Morgan Stanley	8/15/2024	(64)
USD	1,093	MXN	20,471	Morgan Stanley	9/17/2024	(11)
USD	521	MXN	9,920	BNP Paribas	9/17/2024	(14)
USD	695	MXN	13,187	Bank of New York Mellon	9/17/2024	(16)
USD	1,119	MXN	21,083	Standard Chartered Bank	9/17/2024	(18)
USD	4,196	EUR	3,900	HSBC Bank	9/18/2024	3
USD	1,549	AUD	2,320	Morgan Stanley	9/18/2024	(2)
USD	1,355	AUD	2,029	HSBC Bank	9/18/2024	(2)
JPY	570,964	CHF	3,300	UBS AG	9/18/2024	(116)
USD	3,362	BRL	17,410	Citibank	4/1/2025	346
						$(1,988)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	$(61)	$—	$(61)
10.87%	28-day	28-day MXN-TIIE	28-day	4/17/2025	MXN772,940	(8)	—	(8)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	21	—	21
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(14)	—	(14)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN13,900	(52)	—	(52)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN43,000	(158)	—	(158)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN27,800	(103)	—	(103)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN43,375	(124)	—	(124)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP13,640	(22)	—	(22)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP10,000	398	—	398
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP7,810	304	—	304
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(42)	—	(42)
3.52697105%	Annual	SONIA	Annual	5/24/2029	GBP14,660	—	(22)	22
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	14	—	14

American Funds Insurance Series	192

Capital World Bond Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	$465	$—	$465
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	(195)	—	(195)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP8,600	(409)	—	(409)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	4	—	4
						$18	$(22)	$40
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(96)	$—	$(96)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(195)	—	(195)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(930)	—	(930)
							$(1,221)	$—	$(1,221)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD4,675	$(293)	$(312)	$19
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[17] (000)	Value at 6/30/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	EUR2,980	$56	$71	$(15)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD99,659	2,052	2,236	(184)
					$2,108	$2,307	$(199)

193	American Funds Insurance Series

Capital World Bond Fund (continued)
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 1.36%
Capital Group Central Corporate Bond Fund	$52,692	$919	$31,216	$689	$(2,467)	$20,617	$919
Short-term securities 13.89%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[16]	177,300	302,206	268,955	(9)	20	210,562	5,802
Total 15.25%				$680	$(2,447)	$231,179	$6,721
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,882	$5,352	.35%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,532	5,340.35
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,984	1,974.13
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,892	1,912.12
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,340	1,354.09
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	102	102.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[7,8]	9/13/2023	95	97.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[7,8]	9/13/2023-6/13/2024	1	1	.00 [19]
Total		$16,828	$16,132	1.06%

American Funds Insurance Series	194

Capital World Bond Fund (continued)
[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,132,000, which represented 1.06% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,828,000, which represented 7.84% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,957,000, which represented .13% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,548,000, which represented .83% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 6/30/2024.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won

MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Refer to the notes to financial statements.

195	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 89.85%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 89.63%
Energy 14.67%
	3R Lux SARL 9.75% 2/5/2031[1]	USD875	$919
	Aethon United BR, LP 8.25% 2/15/2026[1]	435	440
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	553
	Antero Resources Corp. 7.625% 2/1/2029[1]	244	251
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	126
	Archrock Partners, LP 6.25% 4/1/2028[1]	170	168
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	2,044
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	211
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	278
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	636
	Baytex Energy Corp. 8.50% 4/30/2030[1]	520	544
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,495
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,148
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	127
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	885	910
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,668	2,797
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	873	915
	California Resources Corp. 7.125% 2/1/2026[1]	390	391
	California Resources Corp. 8.25% 6/15/2029[1]	520	531
	Cheniere Energy Partners, LP 4.50% 10/1/2029	58	55
	Cheniere Energy, Inc. 4.625% 10/15/2028	1,041	1,011
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	783
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	1,670	1,654
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	757
	Chesapeake Energy Corp. 4.875% 4/15/2032[2]	4,300	90
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,315	1,356
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	882
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	530	556
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	783
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,203
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	253
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,473
	CNX Resources Corp. 7.375% 1/15/2031[1]	861	881
	CNX Resources Corp. 7.25% 3/1/2032[1]	965	985
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	805	781
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,095	1,020
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[3]	3,201	2,633
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,498	1,584
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	1,435	1,463
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	550	551
	Delek Logistics Partners, LP 8.625% 3/15/2029[1]	365	376
	Devon Energy Corp. 5.875% 6/15/2028	202	203
	Devon Energy Corp. 4.50% 1/15/2030	493	475
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,302
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	280
	Ecopetrol SA 8.375% 1/19/2036	315	310
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	739
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,165	1,216
	Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	225	213
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	921
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	55
	EQM Midstream Partners, LP 4.125% 12/1/2026	87	84
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,133
	EQM Midstream Partners, LP 5.50% 7/15/2028	586	577
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	187
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,581
	EQM Midstream Partners, LP 6.50% 7/15/2048	1,115	1,126
	EQT Corp. 5.00% 1/15/2029	170	167
	EQT Corp. 3.625% 5/15/2031[1]	290	256
	Genesis Energy, LP 8.00% 1/15/2027	3,115	3,188

American Funds Insurance Series	196

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Genesis Energy, LP 7.75% 2/1/2028	USD87	$88
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,529
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,169
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,510
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/2032[1]	575	591
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,516
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,746
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	915
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	151
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	405	411
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,314
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	387
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	143
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	954
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	891
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	899
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	934
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,023	2,157
	Jonah Energy, LLC 12.00% 11/5/2025[4]	852	852
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	655	672
	Matador Resources Co. 6.875% 4/15/2028[1]	425	432
	Matador Resources Co. 6.50% 4/15/2032[1]	820	821
	MEG Energy Corp. 5.875% 2/1/2029[1]	485	472
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	39
	Murphy Oil Corp. 6.375% 7/15/2028	243	245
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	723
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,190	1,211
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,340	1,389
	Nabors Industries, Ltd. 7.25% 1/15/2026[1]	500	508
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,038	1,008
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	5,250	4,834
	New Fortress Energy, Inc. 8.75% 3/15/2029[1]	2,690	2,458
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[5,6]	269	262
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	895	913
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,800	1,829
	Noble Finance II, LLC 8.00% 4/15/2030[1]	235	245
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,985	2,009
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	405	425
	NuStar Logistics, LP 6.00% 6/1/2026	286	286
	Parkland Corp. 4.625% 5/1/2030[1]	440	402
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,038
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,198
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 8.75% 6/2/2029	732	719
	Petroleos Mexicanos 5.95% 1/28/2031	485	391
	Petroleos Mexicanos 6.95% 1/28/2060	425	281
	Pluspetrol Camisea SA 6.24% 7/3/2036[1]	150	150
	Range Resources Corp. 4.875% 5/15/2025	362	360
	Range Resources Corp. 8.25% 1/15/2029	585	607
	Range Resources Corp. 4.75% 2/15/2030[1]	538	505
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	1,185	1,197
	Southwestern Energy Co. 5.375% 3/15/2030	1,290	1,247
	Southwestern Energy Co. 4.75% 2/1/2032	370	341
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	302
	Sunoco, LP 6.00% 4/15/2027	547	547
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 9/15/2028[1]	1,645	1,687
	Sunoco, LP 7.00% 5/1/2029[1]	300	308

197	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Sunoco, LP 4.50% 5/15/2029	USD1,970	$1,844
	Sunoco, LP 4.50% 4/30/2030	1,955	1,810
	Sunoco, LP 7.25% 5/1/2032[1]	785	813
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,110	1,166
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,210
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	939
	Targa Resources Partners, LP 5.50% 3/1/2030	327	325
	Targa Resources Partners, LP 4.875% 2/1/2031	695	664
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	575	585
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	474	474
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,066
	Transocean, Inc. 8.25% 5/15/2029[1]	290	291
	Transocean, Inc. 8.75% 2/15/2030[1]	512	538
	Transocean, Inc. 8.50% 5/15/2031[1]	520	521
	Transocean, Inc. 6.80% 3/15/2038	540	448
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/2029[1]	700	706
	Valaris, Ltd. 8.375% 4/30/2030[1]	450	466
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,085
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	198
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,250	2,021
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,075
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	732
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	444
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,038
	Vital Energy, Inc. 7.875% 4/15/2032[1]	1,045	1,063
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	365
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,966	3,076
	Western Midstream Operating, LP 3.10% 2/1/2025[7]	35	34
	Western Midstream Operating, LP 4.50% 3/1/2028	239	231
	Western Midstream Operating, LP 5.25% 2/1/2050[7]	300	263
			130,824

Communication services 12.14%
	Altice France Holding SA 10.50% 5/15/2027[1]	1,080	432
	Altice France SA 5.125% 7/15/2029[1]	2,227	1,468
	Altice France SA 5.50% 10/15/2029[1]	380	251
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN5,750	306
	CCO Holdings, LLC 5.50% 5/1/2026[1]	USD102	101
	CCO Holdings, LLC 5.00% 2/1/2028[1]	901	843
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	328
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	285
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,521	3,052
	CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,232
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,093	2,528
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,324	1,905
	CCO Holdings, LLC 4.50% 5/1/2032	1,768	1,425
	CCO Holdings, LLC 4.50% 6/1/2033[1]	1,568	1,235
	CCO Holdings, LLC 4.25% 1/15/2034[1]	3,431	2,607
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	314
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	499
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	264
	Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	661
	Connect Finco SARL 6.75% 10/1/2026[1]	3,510	3,391
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	186
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[5,6]	1,157	1,115
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	10

American Funds Insurance Series	198

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	USD1,056	$22
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[3,5]	87	124
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,021	2,844
	DIRECTV Financing, LLC 8.875% 2/1/2030[1]	325	318
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[5,6]	669	672
	DISH DBS Corp. 5.875% 11/15/2024	11,610	11,034
	DISH DBS Corp. 7.75% 7/1/2026	735	457
	DISH DBS Corp. 5.25% 12/1/2026[1]	515	407
	DISH Network Corp. 11.75% 11/15/2027[1]	5,840	5,732
	Embarq Corp. 7.995% 6/1/2036	3,649	479
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	820	801
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	3,315	3,127
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	3,070	2,819
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,025	894
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	1,685	1,468
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	732
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	185	191
	Gray Television, Inc. 7.00% 5/15/2027[1]	2,580	2,378
	Gray Television, Inc. 10.50% 7/15/2029[1]	3,560	3,583
	Gray Television, Inc. 4.75% 10/15/2030[1]	817	491
	Gray Television, Inc. 5.375% 11/15/2031[1]	3,725	2,115
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[5,6]	830	790
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	2,295	2,141
	Lamar Media Corp. 4.00% 2/15/2030	260	236
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	173
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,3]	2,558	377
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,4,5]	347	330
	Likewize Corp. 9.75% 10/15/2025[1]	140	141
	Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]	330	337
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	1,975	1,826
	News Corp. 3.875% 5/15/2029[1]	1,240	1,143
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	308
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,195	2,844
	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	474
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,865	1,756
	Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	220	211
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	2,914	2,635
	Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	485	456
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	1,973	1,687
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	4,248	3,471
	Sprint Capital Corp. 6.875% 11/15/2028	316	335
	Sprint Capital Corp. 8.75% 3/15/2032	716	862
	Sprint, LLC 7.625% 3/1/2026	480	494
	TEGNA, Inc. 5.00% 9/15/2029	366	324
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	795
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,038
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,396
	Univision Communications, Inc. 4.50% 5/1/2029[1]	4,762	4,007
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,235	2,081
	Univision Communications, Inc. 8.50% 7/31/2031[1]	960	933
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.585% 6/24/2029[5,6]	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	1,975
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	512
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,450	1,316

199	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	USD580	$518
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	194
	Ziggo BV 4.875% 1/15/2030[1]	865	770
			108,222

Consumer discretionary 10.40%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	199	174
	Advance Auto Parts, Inc. 5.95% 3/9/2028	933	926
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,121	1,014
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,004	854
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[5,6]	338	331
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	841	837
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	242
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	580	508
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,904	1,968
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,180
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	865	784
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,836	1,854
	Bath & Body Works, Inc. 6.75% 7/1/2036	875	872
	Boyd Gaming Corp. 4.75% 12/1/2027	441	425
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	313
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	607
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	3,769	3,458
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,967	2,011
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,235	1,242
	Carnival Corp. 5.75% 3/1/2027[1]	890	880
	Carnival Corp. 4.00% 8/1/2028[1]	2,440	2,293
	Carnival Corp. 6.00% 5/1/2029[1]	2,556	2,526
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,700
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Clarios Global, LP 8.50% 5/15/2027[1]	315	317
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,540	1,594
	Dana, Inc. 4.50% 2/15/2032	195	168
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,295	1,180
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	1,745	1,534
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,231
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	336	337
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	102	102
	Ford Motor Co. 3.25% 2/12/2032	210	174
	Ford Motor Co. 6.10% 8/19/2032	250	250
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	799	815
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	695	670
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	108
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	290
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	389
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	770	688
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,215	1,285
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	283
	Gap, Inc. 3.625% 10/1/2029[1]	170	147
	Gap, Inc. 3.875% 10/1/2031[1]	108	90
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	228
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	699
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,821	1,910
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[5,6]	1,258	1,264
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	936

American Funds Insurance Series	200

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	USD591	$552
	Hyundai Capital America 1.65% 9/17/2026[1]	70	64
	International Game Technology PLC 6.50% 2/15/2025[1]	201	201
	International Game Technology PLC 4.125% 4/15/2026[1]	465	453
	International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,031
	KB Home 6.875% 6/15/2027	330	338
	KB Home 7.25% 7/15/2030	330	340
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	335
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	4,230	3,960
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	2,000	2,089
	Levi Strauss & Co. 3.50% 3/1/2031[1]	915	793
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	464
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	735	739
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	960	981
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	315
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	203
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	980
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	624
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	846
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	635
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	558
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	485
	MGM Resorts International 5.50% 4/15/2027	200	197
	Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.446% 9/9/2026[5,6]	227	228
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	370
	NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	375
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,632
	Newell Brands Inc. 6.625% 9/15/2029	435	427
	Party City Holdings, Inc. 0% 10/12/2028[4]	500	— [8]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,3]	2,366	2,285
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	QVC, Inc. 4.45% 2/15/2025	580	571
	Rakuten Group, Inc. 9.75% 4/15/2029[1]	375	387
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	509
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	619
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	69
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	435	430
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	860	909
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	60	64
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	573
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,741
	Sally Holdings, LLC 6.75% 3/1/2032	1,792	1,772
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	805	785
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.306% 4/4/2029[5,6]	497	497
	Service Corp. International 4.00% 5/15/2031	305	272
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,735	1,568
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,525	2,225
	Station Casinos, LLC 6.625% 3/15/2032[1]	320	319
	STL Holding Co., LLC 8.75% 2/15/2029[1]	295	308
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	86
	Travel + Leisure Co. 4.50% 12/1/2029[1]	370	341
	Universal Entertainment Corp. 8.75% 12/11/2024[1]	4,610	4,966
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	1,075	1,089
	Valvoline, Inc. 3.625% 6/15/2031[1]	630	544
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	710	731
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	1,435	1,483
	Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[5,6]	420	423
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,040	1,018

201	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	USD455	$424
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	459
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	256
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	296
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	259
			92,726

Health care 9.26%
	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	511
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	881
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,475	1,292
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	1,295	1,193
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,943
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	824
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.689% 5/10/2027[5,6]	450	446
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	561
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	716	499
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,599	4,288
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,139
	Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	204
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	875	698
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	517
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,610	2,706
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	177
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,732	814
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,317	1,555
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[5,6]	351	321
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	815	800
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	455	436
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,078	1,033
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[5,6]	562	563
	Centene Corp. 4.25% 12/15/2027	337	322
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	252
	Centene Corp. 2.50% 3/1/2031	1,125	924
	Centene Corp. 2.625% 8/1/2031	615	506
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	176
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	621
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,407
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,523
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	803
	CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	185	193
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	405	411
	DaVita, Inc. 4.625% 6/1/2030[1]	690	624
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	2,950
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[5,6]	2,170	2,168
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[5,6]	178	178
	Grifols SA 4.75% 10/15/2028[1]	1,960	1,693
	Grifols, SA 7.50% 5/1/2030[4]	EUR1,400	1,499
	HCA, Inc. 5.625% 9/1/2028	USD1,300	1,312
	HCA, Inc. 3.50% 9/1/2030	180	162
	HCA, Inc. 4.625% 3/15/2052	233	188
	HCA, Inc. 7.50% 11/15/2095	250	270
	Hologic, Inc. 3.25% 2/15/2029[1]	415	373

American Funds Insurance Series	202

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	IQVIA, Inc. 5.00% 10/15/2026[1]	USD603	$592
	IQVIA, Inc. 6.50% 5/15/2030[1]	245	249
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	242
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	284	309
	Medline Borrower, LP 3.875% 4/1/2029[1]	225	207
	Medline Borrower, LP 6.25% 4/1/2029[1]	1,114	1,128
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,681
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[5,6]	556	558
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	830	782
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	2,514	2,237
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,650	2,299
	Option Care Health, Inc. 4.375% 10/31/2029[1]	290	266
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,710	1,476
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,310	2,102
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[1,3]	2,468	2,317
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,3]	2,427	1,945
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[3,5,6]	1,761	1,675
	Select Medical Corp. 6.25% 8/15/2026[1]	554	557
	Star Parent, Inc. 9.00% 10/1/2030[1]	560	589
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	365	366
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	495	501
	Surgery Center Holdings, Inc., Term Loan B2, (1-month USD CME Term SOFR + 2.75%) 8.092% 12/19/2030[5,6]	345	346
	Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	234
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.58% 3/2/2027[5,6]	271	253
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.625% 6/15/2028	440	419
	Tenet Healthcare Corp. 6.125% 10/1/2028	460	458
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,535	1,431
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	830
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,490	1,514
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	106
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,784	1,676
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	719
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	833
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,430
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	430
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	754	839
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	575
			82,520

Materials 8.97%
	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	503
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,535
	ArcelorMittal SA 6.80% 11/29/2032	315	332
	ArcelorMittal SA 7.00% 10/15/2039	488	525
	ArcelorMittal SA 6.75% 3/1/2041	755	771
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,290	1,093
	ATI, Inc. 4.875% 10/1/2029	690	646
	ATI, Inc. 7.25% 8/15/2030	375	388
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/2030[1]	335	342
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	250
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	448

203	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Ball Corp. 6.875% 3/15/2028	USD465	$478
	Ball Corp. 6.00% 6/15/2029	350	352
	Ball Corp. 2.875% 8/15/2030	160	136
	Ball Corp. 3.125% 9/15/2031	1,220	1,033
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,167
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,151
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,871	1,773
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	550	545
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,240	1,986
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	990	980
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	505	430
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,733
	CVR Partners, LP 6.125% 6/15/2028[1]	685	659
	Element Solutions, Inc. 3.875% 9/1/2028[1]	630	580
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,465	7,301
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,879
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	413
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	391
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	9,012
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,845
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	502
	INEOS Finance PLC 7.50% 4/15/2029[1]	285	288
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	598
	LABL, Inc. 10.50% 7/15/2027[1]	160	157
	LABL, Inc. 5.875% 11/1/2028[1]	730	667
	LABL, Inc. 9.50% 11/1/2028[1]	302	305
	LSB Industries, Inc. 6.25% 10/15/2028[1]	625	603
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	383
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	902
	Methanex Corp. 5.125% 10/15/2027	2,415	2,331
	Methanex Corp. 5.25% 12/15/2029	462	446
	Methanex Corp. 5.65% 12/1/2044	465	402
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	263	265
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,549	1,586
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,960	2,060
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	630	653
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,741	1,667
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	260
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,372
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,245
	Novelis Corp. 3.25% 11/15/2026[1]	690	650
	Novelis Corp. 4.75% 1/30/2030[1]	478	444
	Novelis Corp. 3.875% 8/15/2031[1]	987	855
	Olin Corp. 5.625% 8/1/2029	200	196
	Olin Corp. 5.00% 2/1/2030	180	170
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	600	601
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	615
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,285	1,210
	Summit Materials, LLC 6.50% 3/15/2027[1]	360	361
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	729
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	399
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	514
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	324
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	1,025	1,018
	Tronox, Inc. 4.625% 3/15/2029[1]	740	669

American Funds Insurance Series	204

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[3,5,6]	USD393	$396
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[3,5,6]	825	822
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	623	637
			80,006

Financials 8.23%
	AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,186
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	907	941
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	619
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,801	1,778
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,368
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	667
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	765	768
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,137
	Aretec Group, Inc. 7.50% 4/1/2029[1]	3,168	3,057
	Aretec Group, Inc. 10.00% 8/15/2030[1]	1,260	1,372
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	342
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	182
	Block, Inc. 2.75% 6/1/2026	1,640	1,550
	Block, Inc. 3.50% 6/1/2031	1,605	1,386
	Block, Inc. 6.50% 5/15/2032[1]	2,270	2,303
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	273
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	549
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	919
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	372
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,060	1,106
	BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	537
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	808
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	2,830	2,429
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,745	2,203
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,290	4,073
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	1,114
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	607	609
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,199
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	960	954
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	885	880
	HUB International, Ltd. 5.625% 12/1/2029[1]	240	227
	HUB International, Ltd. 7.25% 6/15/2030[1]	767	787
	HUB International, Ltd. 7.375% 1/31/2032[1]	630	639
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[5,6]	172	173
	Intercontinental Exchange, Inc. 3.625% 9/1/2028[1]	410	387
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,221
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	140
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	445	449
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	656
	MSCI, Inc. 3.875% 2/15/2031[1]	630	568
	MSCI, Inc. 3.625% 11/1/2031[1]	341	299
	MSCI, Inc. 3.25% 8/15/2033[1]	584	483
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	383
	Navient Corp. 5.875% 10/25/2024	1,295	1,294
	Navient Corp. 6.75% 6/25/2025	550	550
	Navient Corp. 6.75% 6/15/2026	640	644
	Navient Corp. 5.00% 3/15/2027	2,723	2,602
	Navient Corp. 4.875% 3/15/2028	550	505
	Navient Corp. 5.50% 3/15/2029	2,280	2,084
	Navient Corp. 9.375% 7/25/2030	300	316

205	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Navient Corp. 11.50% 3/15/2031	USD2,675	$2,949
	Navient Corp. 5.625% 8/1/2033	1,478	1,181
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,358
	OneMain Finance Corp. 5.375% 11/15/2029	120	113
	OneMain Finance Corp. 7.875% 3/15/2030	915	944
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,236
	Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[5,6]	354	356
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	585
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,753	1,690
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	1,490	1,508
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	486
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	668
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	621
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	225	228
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,6]	4,960	5,069
	USI, Inc. 7.50% 1/15/2032[1]	320	325
			73,405

Information technology 7.22%
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	544
	Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	181
	Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	241
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,205	1,158
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,385	5,229
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,400	1,428
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[5,6]	2,185	2,186
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	4,084	3,332
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,340	557
	CommScope, Inc. 6.00% 3/1/2026[1]	2,253	1,980
	CommScope, Inc. 8.25% 3/1/2027[1]	762	362
	CommScope, Inc. 7.125% 7/1/2028[1]	309	128
	CommScope, Inc. 4.75% 9/1/2029[1]	530	368
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[5,6]	2,078	1,876
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[1,5,6]	9,800	10,154
	Entegris, Inc. 4.75% 4/15/2029[1]	370	354
	Fair Isaac Corp. 4.00% 6/15/2028[1]	855	800
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6,9]	3,647	3,665
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6,9]	40	40
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	451
	Gartner, Inc. 4.50% 7/1/2028[1]	1,038	1,001
	Gartner, Inc. 3.625% 6/15/2029[1]	19	17
	Gartner, Inc. 3.75% 10/1/2030[1]	776	697
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	345	312
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	2,750	2,803
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,523
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,109
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	281
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	1,400	1,427
	McAfee Corp. 7.375% 2/15/2030[1]	865	800
	MicroStrategy, Inc. 6.125% 6/15/2028[1]	760	737
	NCR Atleos Corp. 9.50% 4/1/2029[1]	2,530	2,737

American Funds Insurance Series	206

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	NCR Voyix Corp. 5.125% 4/15/2029[1]	USD1,179	$1,111
	Open Text Corp. 3.875% 2/15/2028[1]	645	598
	Open Text Corp. 3.875% 12/1/2029[1]	465	417
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	194
	Rocket Software, Inc. 6.50% 2/15/2029[1]	330	288
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	340
	UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,880
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[5,6]	874	878
	Unisys Corp. 6.875% 11/1/2027[1]	975	857
	Viasat, Inc. 5.625% 9/15/2025[1]	1,445	1,403
	Viasat, Inc. 5.625% 4/15/2027[1]	600	538
	Viasat, Inc. 6.50% 7/15/2028[1]	870	659
	Viasat, Inc. 7.50% 5/30/2031[1]	2,079	1,384
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	195
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7,9]	3,110	3,027
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	375
	Xerox Holdings Corp. 8.875% 11/30/2029[1]	440	420
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	304
			64,403

Industrials 6.54%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	217	215
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	266
	ADT Security Corp. 4.125% 8/1/2029[1]	200	185
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	917
	Alta Equipment Group, Inc. 9.00% 6/1/2029[1]	300	279
	Ambipar Lux SARL 9.875% 2/6/2031[1]	380	369
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	431
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	139
	Atkore, Inc. 4.25% 6/1/2031[1]	915	807
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	851
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,214
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,055	1,046
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,888
	Boeing Co. 6.528% 5/1/2034[1]	896	918
	Boeing Co. 6.858% 5/1/2054[1]	386	396
	Bombardier, Inc. 7.125% 6/15/2026[1]	441	448
	Bombardier, Inc. 7.875% 4/15/2027[1]	535	537
	Bombardier, Inc. 6.00% 2/15/2028[1]	560	554
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	129
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	430	465
	Brand Industrial Services, Inc., Term Loan C, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/1/2030[5,6]	228	229
	Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	690
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	154
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	310
	Champions Financing, Inc. 8.75% 2/15/2029[1]	715	734
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	541
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	851
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	827
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	742
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	116
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,824	2,566
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[5,6]	660	648
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	911
	Enviri Corp. 5.75% 7/31/2027[1]	480	457

207	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	USD1,850	$1,911
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	597
	ESAB Corp. 6.25% 4/15/2029[1]	525	529
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	400
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	197
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	239
	Hertz Corp. (The) 4.625% 12/1/2026[1]	220	160
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	151	137
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	29	26
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	772
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[5,6]	350	351
	Icahn Enterprises, LP 6.25% 5/15/2026	897	891
	Icahn Enterprises, LP 5.25% 5/15/2027	1,219	1,145
	Icahn Enterprises, LP 9.75% 1/15/2029[1]	745	773
	Icahn Enterprises, LP 4.375% 2/1/2029	675	578
	Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	450	465
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,282	1,285
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	311
	Moog, Inc. 4.25% 12/9/2027[1]	395	375
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	252
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	315	292
	Owens Corning 3.50% 2/15/2030[1]	530	483
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	567
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	1,320	1,350
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	440
	Reworld Holding Corp. 4.875% 12/1/2029[1]	990	905
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,318
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	581	592
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	468	489
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	101
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	50	46
	Seagate HDD Cayman 8.25% 12/15/2029	190	204
	Seagate HDD Cayman 8.50% 7/15/2031	455	490
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	694
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	429
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,218	1,142
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,249	1,346
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	3,190	3,523
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[5,6]	1,092	1,101
	Stericycle, Inc. 3.875% 1/15/2029[1]	65	61
	Titan International, Inc. 7.00% 4/30/2028	750	722
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,012
	TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,328
	TransDigm, Inc. 4.875% 5/1/2029	380	356
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	363
	TransDigm, Inc. 6.625% 3/1/2032[1]	1,225	1,239
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	643
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	440
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	309
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,619
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	324
	XPO, Inc. 7.125% 6/1/2031[1]	533	545
	XPO, Inc. 7.125% 2/1/2032[1]	270	277
			58,313

American Funds Insurance Series	208

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 5.89%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	USD2,063	$1,272
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,392	832
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	381
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,369	1,342
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	535
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/2030[5,6]	294	296
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	446
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	88
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	269
	HAT Holdings I, LLC 8.00% 6/15/2027[1]	300	312
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,263
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,513	2,250
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,083	2,658
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	976
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,176
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	352
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	214
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,075	2,925
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,500
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	1,944
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,285
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,846
	Ladder Capital Finance Holdings LLP 5.25% 10/1/2025[1]	650	645
	Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[1]	1,249	1,184
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[1]	780	721
	MPT Operating Partnership, LP 5.00% 10/15/2027	5,968	4,935
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,134	740
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	770
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	385
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	707
	SBA Communications Corp. 3.125% 2/1/2029	131	117
	Service Properties Trust 5.25% 2/15/2026	117	113
	Service Properties Trust 4.75% 10/1/2026	1,445	1,355
	Service Properties Trust 4.95% 2/15/2027	1,931	1,756
	Service Properties Trust 5.50% 12/15/2027	350	325
	Service Properties Trust 3.95% 1/15/2028	2,682	2,249
	Service Properties Trust 8.375% 6/15/2029	1,985	1,953
	Service Properties Trust 4.95% 10/1/2029	2,139	1,625
	Service Properties Trust 4.375% 2/15/2030	941	666
	Service Properties Trust 8.625% 11/15/2031[1]	4,465	4,658
	Service Properties Trust 8.875% 6/15/2032	1,050	980
	VICI Properties, LP 3.50% 2/15/2025[1]	261	258
	VICI Properties, LP 4.625% 6/15/2025[1]	620	612
	VICI Properties, LP 3.875% 2/15/2029[1]	650	602
			52,518

Consumer staples 4.47%
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	870
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	894
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	440
	Amer Sports Co. 6.75% 2/16/2031[1]	575	574
	B&G Foods, Inc. 5.25% 4/1/2025	183	183
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,283
	B&G Foods, Inc. 8.00% 9/15/2028[1]	965	982
	BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.329% 2/5/2029[5,6]	222	223
	Central Garden & Pet Co. 4.125% 10/15/2030	915	816
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	777
	Coty, Inc. 5.00% 4/15/2026[1]	1,135	1,121

209	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Coty, Inc. 4.75% 1/15/2029[1]	USD1,880	$1,788
	Coty, Inc. 6.625% 7/15/2030[1]	925	939
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,068
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	465	421
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,158
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[5,6]	160	161
	H.J. Heinz Co. 3.875% 5/15/2027	275	266
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	322
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	498
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,223	2,277
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,390	3,508
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	640	641
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	425	408
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,745
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	690
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	440
	Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,181
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	436
	Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	3,085
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,171
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	134
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,111
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	491
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,925	1,731
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,378	2,149
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.094% 5/1/2031[5,6]	1,345	1,353
	US Foods, Inc. 4.625% 6/1/2030[1]	510	474
			39,857

Utilities 1.82%
	Aegea Finance SARL 9.00% 1/20/2031[1]	330	343
	AmeriGas Partners, LP 5.50% 5/20/2025	102	102
	AmeriGas Partners, LP 5.75% 5/20/2027	302	285
	Calpine Corp. 4.50% 2/15/2028[1]	150	143
	Calpine Corp. 5.125% 3/15/2028[1]	518	499
	Calpine Corp. 3.75% 3/1/2031[1]	500	442
	DPL, Inc. 4.125% 7/1/2025	555	546
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,10]	1,155	1,151
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	FirstEnergy Corp. 2.25% 9/1/2030	980	821
	MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[5,6]	280	282
	NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	122
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	94
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	200
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	616
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,320
	PG&E Corp. 5.00% 7/1/2028	2,935	2,827
	PG&E Corp. 5.25% 7/1/2030	3,365	3,216
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,362	2,520
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[5,6]	282	285
	Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	231
			16,212

American Funds Insurance Series	210

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Municipals 0.02%
	Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	USD200	$203
	Total corporate bonds, notes & loans		799,209
U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%
	U.S. Treasury 3.875% 8/15/2033[11]	920	885

Mortgage-backed obligations 0.08%
Collateralized mortgage-backed obligations 0.08%
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,4]	712	696

Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	600	339
	Total bonds, notes & other debt instruments (cost: $822,620,000)		801,129
Convertible bonds & notes 0.07%
Communication services 0.07%
	DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	578
	Total convertible bonds & notes (cost: $835,000)		578

Common stocks 6.14%		Shares
Health care 2.56%
	Rotech Healthcare, Inc.[4,9,12]	201,793	19,877
	Endo, Inc.[12]	72,421	2,037
	Endo, Inc.[1,12]	25,905	728
	Endo, Inc. GUC 6.00% Escrow[4,12]	2,313,000	— [8]
	Endo, Inc., 1L 7.50% Escrow[4,12]	5,505,000	— [8]
	Endo, Inc., 2L 9.50% Escrow[4,12]	311,000	— [8]
	Endo, Inc., 1L 6.875% Escrow[4,12]	520,000	— [8]
	Endo, Inc., 1L 6.125% Escrow[4,12]	525,000	— [8]
	Mallinckrodt PLC[12]	3,631	194
			22,836

Information technology 1.21%
	Diebold Nixdorf, Inc.[12]	281,243	10,822

Energy 0.90%
	Ascent Resources - Utica, LLC, Class A4,9	62,978	2,647
	Chesapeake Energy Corp.	29,829	2,452
	Weatherford International[12]	10,059	1,232
	Altera Infrastructure, LP4,12	9,127	682
	Constellation Oil Services Holding SA, Class B-1[4,12]	3,449,949	552
	Diamond Offshore Drilling, Inc.[12]	13,372	207
	Mesquite Energy, Inc.[4,12]	3,558	202
	Exxon Mobil Corp.	739	85
	Bighorn Permian Resources, LLC[4]	2,894	— [8]
			8,059

211	American Funds Insurance Series

American High-Income Trust (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.69%
	Talen Energy Corp.[12]	52,138	$5,789
	PG&E Corp.	18,786	328
			6,117

Consumer discretionary 0.38%
	Party City Holdco, Inc.[4,12]	126,254	2,199
	Party City Holdco, Inc.[1,4,12]	1,260	22
	NMG Parent, LLC[12]	9,965	1,134
	MYT Holding Co., Class B12	608,846	69
			3,424

Materials 0.26%
	Venator Materials PLC[4,12]	3,232	2,280

Real estate 0.07%
	WeWork, Inc.[4,12]	57,167	573

Communication services 0.04%
	Intelsat SA	8,182	307
	iHeartMedia, Inc., Class A12	22,639	25
			332

Financials 0.03%
	Navient Corp.	20,000	291
	Total common stocks (cost: $36,385,000)		54,734
Preferred securities 0.35%
Industrials 0.19%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,4,12]	1,022	1,751

Consumer discretionary 0.16%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	1,416
	Total preferred securities (cost: $2,933,000)		3,167

Rights & warrants 0.03%
Consumer discretionary 0.03%
	NMG Parent, LLC, warrants, expire 9/24/2027[12]	27,111	265
	Total rights & warrants (cost: $164,000)		265

Short-term securities 2.29%
Money market investments 2.29%
	Capital Group Central Cash Fund 5.37%[13,14]	204,360	20,436
	Total short-term securities (cost: $20,435,000)		20,436
	Total investment securities 98.73% (cost: $883,372,000)		880,309
	Other assets less liabilities 1.27%		11,355
	Net assets 100.00%		$891,664

American Funds Insurance Series	212

American High-Income Trust (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	184	9/3/2024	USD72,605	$(36)
2 Year U.S. Treasury Note Futures	Long	118	10/3/2024	24,098	51
5 Year U.S. Treasury Note Futures	Long	135	10/3/2024	14,388	86
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2024	(908)	(6)
10 Year U.S. Treasury Note Futures	Short	14	9/30/2024	(1,540)	(14)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2024	(125)	(2)
					$79
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD5,069	$(323)	$(319)	$(4)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	4,645	(291)	(304)	13
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	13,634	(281)	(293)	12
					$(895)	$(916)	$21
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.29%
Money market investments 2.29%
Capital Group Central Cash Fund 5.37%[13]	$27,114	$112,431	$119,114	$3	$2	$20,436	$797
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[4,12]	9/26/2013	$4,331	$19,877	2.23%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6]	9/13/2023-5/31/2024	3,580	3,665.41
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6]	9/13/2023-6/13/2024	40	40	.00 [15]

213	American Funds Insurance Series

American High-Income Trust (continued)
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7]	6/23/2023	$3,024	$3,027	.34%
Ascent Resources - Utica, LLC, Class A4	11/15/2016	302	2,647.30
Total		$11,277	$29,256	3.28%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,161,000, which represented 66.97% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Value determined using significant unobservable inputs.
[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $43,759,000, which represented 4.91% of the net assets of the fund.

[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $29,256,000, which represented 3.28% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $421,000, which represented .05% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than .01%.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	214

American Funds Mortgage Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 96.08%		Principal amount (000)	Value (000)
Mortgage-backed obligations 88.85%
Federal agency mortgage-backed obligations 86.83%
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1]	30	29
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	138	116
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	240	195
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	306	248
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	17	14
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	79	68
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	165	142
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	86	75
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	186	161
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	235	203
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	248	208
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	106	89
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	27	22
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	29	27
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	24	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	4	4
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	14
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	5	4
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	69	57
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	141	112
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	12	9
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1,3]	1,519	1,252
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1]	1,610	1,276
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	367	291
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	189	164
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	25	21
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	34	30
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	408	337
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3	2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	420	350
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	198	166
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	218	182
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	87	76
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	253	218
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,111	1,019
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	180	160
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	40	40
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	36	36
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	461	435
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	98	95
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	72	71
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	111	113
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	30	28

215	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	USD2,540	$2,458
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	72	74
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	45	42
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	51	50
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	55	54
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	302	304
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	280	270
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	829	821
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	410	413
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	221	218
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	502	505
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	95	90
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	530	523
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	574	541
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,911	1,885
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	12	11
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	44	34
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	166	164
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	86	85
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	569	580
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,632	1,610
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	164	162
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	436	449
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	156	154
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	150	151
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	21	21
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	1,086	1,072
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	260	262
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	23	23
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	619	624
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	124	109
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	138	121
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	46	39
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	48	45
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	788	687
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1,3]	518	512
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,584	1,282
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	298	260
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	90	75
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	84	70
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	28	23
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,4]	265	256
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16	14
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	24	21
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	24	22
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15	15
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	16	14
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	141	122
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	4
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	182	144
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	195	161
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	320	254
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1

American Funds Insurance Series	216

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	USD3	$2
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	297	236
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	228	196
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	74	58
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	60	50
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	173	155
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	1,031	929
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	7
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	371	329
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,114	949
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	119	101
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,193	1,127
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	639	619
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	219	217
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	248	240
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	110	109
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	358	345
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	338	319
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	775	793
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	31	27
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	392	370
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	43	41
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	121	117
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	84	81
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	95	94
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	236	223
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	61	62
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	27	26
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	304	300
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	67	68
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	62	63
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	42	42
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	29	29
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	878	867
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	53	52
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	5,499	5,518
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	1,048	1,054
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	123	125
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	703	707
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	496	497
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	136	139
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,077	1,042
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	667	645
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	481	475
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,729	1,740
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,424	1,434
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	57	57
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	69	69
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	20	19
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	15	15
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	102	102
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	65	64
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	497	509
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	77	79
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	236	241
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	248	250
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	294
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	88	81

217	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD83	$73
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	169	154
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	118	109
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	22	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	95	90
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	28	24
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	220	207
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	12	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	312	271
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	324	285
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	271	235
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	286	269
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	324	282
	Government National Mortgage Assn. 2.50% 7/1/2054[1,5]	115	97
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	113	98
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	82	76
	Government National Mortgage Assn. 5.00% 7/1/2054[1,5]	5	5
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	274	272
	Government National Mortgage Assn. 6.50% 7/1/2054[1,5]	310	314
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	626	596
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	247	231
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	50	47
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	496	464
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	70	72
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	77	73
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	160	159
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	11
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	80	79
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	80	70
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	187	170
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	86	78
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	808	761
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	91	73
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	37	31
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	81	65
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	350	290
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	86	71
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	537	456
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	337	282
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	182	152
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	156	130
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	240	202
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	169	157
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	257	244
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	15	14

American Funds Insurance Series	218

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AN1825 4.518% 6/20/2065[1]	USD40	$39
	Government National Mortgage Assn. Pool #AO0461 4.539% 8/20/2065[1]	12	12
	Government National Mortgage Assn. Pool #AO0409 4.561% 12/20/2065[1]	37	36
	Government National Mortgage Assn. Pool #AO0385 4.439% 1/20/2066[1]	261	256
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	208	155
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	350	316
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,5]	125	120
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	547	428
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,5]	2,624	2,233
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	1,133	1,003
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	1,290	1,181
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	2,573	2,426
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	5,770	5,577
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	1,624	1,602
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	5,198	5,213
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	8,228	8,375
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	111	115
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	1,123	956
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	445	420
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	2,263	2,269
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	3,746	3,811
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	741	761
			95,840

Commercial mortgage-backed securities 1.61%
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,4,6]	100	100
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,4,6]	891	881
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,4,6]	122	122
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	380
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,4,6]	91	91
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.817% 8/15/2039[1,4]	100	100
			1,774

Collateralized mortgage-backed obligations (privately originated) 0.41%
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	153	142
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	68	59
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]	203	193
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	22	21
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	35	35
			450
	Total mortgage-backed obligations		98,064
U.S. Treasury bonds & notes 6.04%
U.S. Treasury 6.04%
	U.S. Treasury 4.25% 1/31/2026	1,410	1,397
	U.S. Treasury 4.50% 3/31/2026[3]	210	209
	U.S. Treasury 4.125% 7/31/2028	1,250	1,236
	U.S. Treasury 4.50% 5/31/2029	3,505	3,529
	U.S. Treasury 1.875% 2/15/2032	10	8

219	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041		USD240	$164
U.S. Treasury 3.25% 5/15/2042		106	88
U.S. Treasury 1.875% 11/15/2051		65	38
Total U.S. Treasury bonds & notes			6,669
Asset-backed obligations 1.19%
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		62	62
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	259
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		86	85
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		60	61
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		85	75
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		105	93
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		134	121
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,4,6]		109	109
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	89
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	100
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		243	243
			1,309
Total bonds, notes & other debt instruments (cost: $107,355,000)			106,042
Short-term securities 36.85%	Weighted average yield at acquisition
Commercial paper 20.61%
BofA Securities, Inc. 7/19/2024[6]	5.330%	2,170	2,163
Chariot Funding, LLC 7/22/2024[6]	5.360	2,300	2,292
Coca-Cola Co. 7/17/2024[6]	5.330	1,656	1,651
Eli Lilly and Co. 8/9/2024[6]	5.320	1,200	1,193
Honeywell International, Inc. 9/24/2024[6]	5.300	1,400	1,382
Johnson & Johnson 7/11/2024[6]	5.310	2,300	2,296
Linde, Inc. 7/12/2024	5.310	2,500	2,495
Microsoft Corp. 7/10/2024[6]	5.300	2,300	2,296
Paccar Financial Corp. 7/12/2024	5.320	2,000	1,996
PepsiCo, Inc. 8/8/2024[6]	5.300	1,750	1,739
Procter & Gamble Co. 7/10/2024[6]	5.320	2,000	1,996
Wal-Mart Stores, Inc. 7/24/2024[6]	5.310	1,250	1,245
			22,744

U.S. Treasury bills 1.17%
U.S. Treasury 9/19/2024	5.102	1,300	1,285

Federal agency bills & notes 15.07%
Federal Farm Credit Banks 8/27/2024	5.130	1,000	992
Federal Home Loan Bank 7/1/2024	5.200	1,400	1,399
Federal Home Loan Bank 7/3/2024	5.248	5,000	4,998
Federal Home Loan Bank 8/2/2024	5.260	2,000	1,991
Federal Home Loan Bank 8/7/2024	5.258	2,300	2,288

American Funds Insurance Series	220

American Funds Mortgage Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/23/2024	5.260%	USD2,500	$2,481
Federal Home Loan Bank 8/30/2024	5.240	1,000	991
Tennessee Valley Authority 7/17/2024	5.267	1,500	1,496
Total short-term securities (cost: $40,676,000)			40,665
Total investment securities 132.93% (cost: $148,031,000)			146,707
Other assets less liabilities (32.93)%			(36,339)
Net assets 100.00%			$110,368
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	47	9/3/2024	USD18,546	$(4)
2 Year U.S. Treasury Note Futures	Long	286	10/3/2024	58,407	109
5 Year U.S. Treasury Note Futures	Long	191	10/3/2024	20,356	120
10 Year Ultra U.S. Treasury Note Futures	Long	67	9/30/2024	7,607	71
10 Year U.S. Treasury Note Futures	Long	34	9/30/2024	3,739	34
20 Year U.S. Treasury Bond Futures	Short	52	9/30/2024	(6,152)	(64)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	9/30/2024	2,005	19
					$285
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$13	$—	$13
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	86	—	86
						$99	$—	$99

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $945,000, which represented .86% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,431,000, which represented
19.42% of the net assets of the fund.

221	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	222

Ultra-Short Bond Fund
Investment portfolio June 30, 2024unaudited

Short-term securities 97.89%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 93.14%
Alberta (Province of) 7/2/2024[1]	5.300%	USD10,000	$9,994
British Columbia (Province of) 7/25/2024	5.320	12,800	12,749
Cabot Trail Funding, LLC. 9/11/2024[1]	5.370	13,000	12,853
Chariot Funding, LLC 8/13/2024[1]	5.360	11,000	10,924
Chariot Funding, LLC 9/5/2024[1]	5.286	2,400	2,375
Cisco Systems, Inc. 10/1/2024[1]	5.320	10,000	9,859
Eli Lilly and Co. 8/9/2024[1]	5.320	11,800	11,727
Federation Des Caisses Desjardins 7/11/2024[1]	5.360	11,300	11,278
Honeywell International, Inc. 7/12/2024[1]	5.220	10,000	9,979
ING (U.S.) Funding, LLC 10/21/2024[1]	5.305	3,800	3,735
Johnson & Johnson 7/11/2024[1]	5.310	12,000	11,977
Komatsu Finance America, Inc. 8/1/2024[1]	5.350	10,100	10,049
Liberty Street Funding, LLC 7/25/2024[1]	5.380	10,700	10,657
L’Oréal USA, Inc. 9/11/2024[1]	5.330	9,000	8,900
LVMH Moët Hennessy Louis Vuitton, Inc. 7/9/2024[1]	5.139	12,000	11,981
Microsoft Corp. 7/18/2024[1]	5.300	12,000	11,965
Mizuho Bank, Ltd. 9/3/2024[1]	5.370	12,000	11,879
National Bank of Canada 7/26/2024[1]	5.350	11,600	11,552
Nederlandse Waterschapsbank NV 7/30/2024[1]	5.244	12,000	11,943
Nestlé Finance International, Ltd. 8/2/2024[1]	5.220	12,000	11,939
Novartis Finance Corp. 7/1/2024[1]	5.040	12,000	11,995
Oversea-Chinese Banking Corp., Ltd. 8/12/2024[1]	5.370	12,000	11,920
Pfizer, Inc. 7/16/2024[1]	5.280	6,500	6,483
Procter & Gamble Co. 7/10/2024[1]	5.320	12,000	11,979
Sanofi 9/6/2024[1]	5.340	12,000	11,876
Siemens Capital Co., LLC 8/27/2024[1]	5.320	12,000	11,894
Starbird Funding Corp. 12/30/2024[1]	5.292	9,000	8,753
Thunder Bay Funding, LLC 9/6/2024[1]	5.232	12,000	11,875
United Overseas Bank, Ltd. 8/12/2024[1]	5.360	11,800	11,721
Victory Receivables Corp. 8/5/2024[1]	5.310	12,000	11,932
Wal-Mart Stores, Inc. 7/24/2024[1]	5.217	12,200	12,153
			330,896
U.S. Treasury bills 2.81%
U.S. Treasury 7/9/2024	5.160	10,000	9,988
Federal agency bills & notes 1.94%
Federal Home Loan Bank 8/30/2024	5.240	2,000	1,982
Federal Home Loan Bank 11/6/2024	5.135	5,000	4,908
			6,890
Total short-term securities (cost: $347,924,000)			347,774
Total investment securities 97.89% (cost: $347,924,000)			347,774
Other assets less liabilities 2.11%			7,508
Net assets 100.00%			$355,282

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $318,147,000, which represented 89.55% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

223	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 97.72%		Principal amount (000)	Value (000)
Mortgage-backed obligations 59.12%
Federal agency mortgage-backed obligations 59.06%
	Fannie Mae Pool #735070 6.50% 10/1/2024[1]	USD— [2]	$— [2]
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	18	18
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	19	19
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	533	514
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,178	1,136
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	12
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	19	19
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8	8
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	26,307	22,139
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	287	283
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	158	156
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	31	31
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	134	133
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	22	21
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	97	96
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	13	13
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,623	2,195
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,206	1,009
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	17
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	782	654
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	6
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	34	31
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	58	52
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,895	3,532
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	48	43
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	14	13
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	7	7
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	6
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	115	107
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,802	2,535
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	36	32
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	70	65
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	94	88
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	25	23
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	15	15
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,005	911
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	382	346
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	96	86
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	495	447
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	275	247
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,160	2,741
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	818	681
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	29	25
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	507	418
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	172	143
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,722	1,431
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	208	164
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	73	58

224

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	USD980	$782
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	622	491
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10	8
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,965	4,297
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,457	1,201
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	174	145
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	636	525
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	45	36
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,135	941
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	734	639
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,128	1,833
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	424	333
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	181	150
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,390	2,940
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	465	427
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	621	569
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	108	85
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,944	2,700
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	57	56
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	50	49
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	229	179
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,499	2,214
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,966	2,801
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	335	325
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	53	51
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,340	1,228
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	705	666
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,296	9,007
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	949	898
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	855	809
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	9,067	8,791
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	5,163	4,995
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	684	677
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	611	604
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	94	94
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	239	244
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,769	2,615
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,325	2,339
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10	10
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	834	851
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	991	996
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	893	898
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,361	2,332
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	422	434
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	997	912
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	352	347
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,123	2,133
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,182	3,141
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,311	3,335
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,253	2,266
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,031	2,045
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,680	1,688
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,498	1,510
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	3,039	2,869
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	392	370
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,796	10,653
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,952	1,960
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	337	339
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	476	449
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	223	220

225

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	USD28	$26
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	7,901	8,061
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,783	2,548
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	24,197	23,878
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	615	617
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,256	1,150
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,794	9,470
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	11,542	11,582
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,162	912
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	25	23
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	557	550
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	161	159
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	15,334	15,651
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	4,372	4,457
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	941	861
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	529	522
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	2,812	2,894
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,073	1,059
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,339	1,325
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	235	232
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	735	742
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,509	1,550
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	6,251	6,167
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,356	3,381
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	8,385	8,447
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,250	1,040
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	393	371
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	484	421
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	1	1
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
	Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]	40	41
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	247	244
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	541	535
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	702	588
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	687	575
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,628	1,361
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,902	8,471
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	23	21
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26	24
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	135	128
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	176	160
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,3]	224	217
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	43	38
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	64	58
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,295	5,865
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	47	42
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	45	41
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	36	32
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	33	30
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	26	24
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	18
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,204	1,130
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	63	59
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	57	53
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	22
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13

226

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	USD95	$89
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,020	5,585
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	180	173
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	94	90
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	62	59
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	19	18
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	154	139
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	43	39
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	341	308
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	175	158
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	30	26
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,259	991
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,952	1,609
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	34	27
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	56	44
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,179	1,731
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	148	128
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	9,069	7,556
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	451	355
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	473	393
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	296	246
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	139	120
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	12,058	10,865
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	170	151
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	377	345
	Freddie Mac Pool #8D0226 2.545% 5/1/2052[1,3]	466	411
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	7,955	7,048
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	193	183
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	800	774
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	51	50
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	46	45
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	890	841
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	218	206
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	129	122
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	10,604	10,268
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	2,020	1,849
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,458	3,266
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,350	3,162
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	85	80
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,116	1,079
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	974	922
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,096	2,073
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,982	5,099
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]	5,073	4,651
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	819	750
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	955	943
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	908	914
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	474	478
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	89	84
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	854	843
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	561	555
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	8,262	8,300
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,930	1,942
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	300	308
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,610	1,589
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	16,740	16,827
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	4,066	4,088
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,158	2,170
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	920	925
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	471	475
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	436	439

227

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	USD294	$296
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	202	206
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,444	2,509
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,144	2,191
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,971	2,027
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,897	1,955
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,365	1,410
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,000	1,026
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	735	750
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	536	555
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	18,552	18,310
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	651	644
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	27,043	27,168
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	23,237	23,315
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	794	784
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	43,432	43,754
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,389	2,402
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	109	111
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,976	1,809
	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	15,438	14,927
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	5,535	5,564
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	14,828	15,102
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	749	706
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,491	3,445
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	832	784
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,032	945
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	175	165
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,190	2,161
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	6,718	6,856
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,955	4,994
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	261	262
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	814	804
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	623	617
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	113	112
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	500	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	504	499
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,785	2,850
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,810	12,913
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,167	1,194
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,347	3,372
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,074	1,068
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,803
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,926	3,600
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	759	651
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	307	267
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,988	3,638
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,567	3,268
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	835	701
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,181	1,048
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	407	383
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,736	3,289

228

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	USD474	$443
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,776	1,649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	656	576
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	353	310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,534	1,385
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	15,623	14,692
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	4,021	3,714
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,129	999
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	363
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,850	3,626
	Government National Mortgage Assn. 3.00% 7/1/2054[1,4]	435	379
	Government National Mortgage Assn. 3.50% 7/1/2054[1,4]	4,430	3,978
	Government National Mortgage Assn. 4.00% 7/1/2054[1,4]	4,565	4,219
	Government National Mortgage Assn. 5.50% 7/1/2054[1,4]	1,905	1,890
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	66	68
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	16	16
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	137	144
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	27	27
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	149	150
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	70	73
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,033	2,068
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	727	734
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	468	453
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	15
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	836	678
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	733	594
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,983	4,131
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,150	1,809
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	704	585
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,818	3,238
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	90	75
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,259	2,730
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,735	1,455
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,105	926
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	781	650
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	959	806
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	2,884	2,591
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	340	314
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	460	425
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	58	57
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,609	4,384
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,943	2,799
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,225	1,165
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	433	323
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,4]	1,115	980
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,4]	2,275	2,055
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,4]	920	885
	Uniform Mortgage-Backed Security 5.00% 7/1/2039[1,4]	780	773
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,4]	2,707	2,118
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,4]	18,627	15,847

229

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,4]	USD6,508	$5,761
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,4]	585	565
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,4]	4,911	4,844
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,4]	3,176	3,186
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,4]	174,084	177,199
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,4]	1,088	1,119
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,4]	3,086	2,628
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,4]	7,000	6,197
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,4]	2,000	1,886
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,4]	66,672	66,836
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,4]	19,966	20,311
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,4]	17,229	17,710
			1,016,742

Collateralized mortgage-backed obligations 0.06%
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,094	1,039
	Total mortgage-backed obligations		1,017,781

U.S. Treasury bonds & notes 34.36%
U.S. Treasury 31.33%
	U.S. Treasury 1.75% 7/31/2024	10,270	10,241
	U.S. Treasury 3.00% 7/31/2024	1,470	1,467
	U.S. Treasury 4.50% 11/30/2024	7,848	7,823
	U.S. Treasury 4.125% 1/31/2025	2,906	2,886
	U.S. Treasury 2.00% 2/15/2025	890	872
	U.S. Treasury 4.625% 2/28/2025	30,265	30,143
	U.S. Treasury 3.875% 4/30/2025	250	247
	U.S. Treasury 3.125% 8/15/2025	390	382
	U.S. Treasury 0.25% 8/31/2025	1,023	968
	U.S. Treasury 3.50% 9/15/2025	28,780	28,263
	U.S. Treasury 3.00% 9/30/2025	2,235	2,181
	U.S. Treasury 5.00% 9/30/2025	3,170	3,169
	U.S. Treasury 4.25% 12/31/2025	17,685	17,516
	U.S. Treasury 4.25% 1/31/2026	30,610	30,317
	U.S. Treasury 4.625% 2/28/2026	9,375	9,341
	U.S. Treasury 4.625% 3/15/2026	11,050	11,012
	U.S. Treasury 4.50% 3/31/2026	1,435	1,427
	U.S. Treasury 4.875% 4/30/2026	35,525	35,578
	U.S. Treasury 4.50% 7/15/2026	10,366	10,322
	U.S. Treasury 4.625% 9/15/2026	10,209	10,196
	U.S. Treasury 4.375% 12/15/2026	8,511	8,463
	U.S. Treasury 1.25% 12/31/2026	8,665	7,989
	U.S. Treasury 4.25% 3/15/2027	8,015	7,951
	U.S. Treasury 4.50% 4/15/2027	30,000	29,954
	U.S. Treasury 0.50% 4/30/2027	1,250	1,117
	U.S. Treasury 2.625% 5/31/2027	2,290	2,172
	U.S. Treasury 3.625% 5/31/2028	14,850	14,422
	U.S. Treasury 1.25% 6/30/2028	3,325	2,941
	U.S. Treasury 4.00% 6/30/2028	6,907	6,802
	U.S. Treasury 1.00% 7/31/2028	970	847
	U.S. Treasury 4.125% 7/31/2028	17,685	17,493
	U.S. Treasury 4.375% 11/30/2028	16,130	16,123
	U.S. Treasury 4.625% 4/30/2029	15,000	15,169
	U.S. Treasury 4.50% 5/31/2029	17,450	17,567
	U.S. Treasury 2.625% 7/31/2029	9,309	8,579
	U.S. Treasury 3.75% 6/30/2030	32,030	31,002
	U.S. Treasury 4.625% 9/30/2030	1,290	1,308
	U.S. Treasury 4.875% 10/31/2030	625	643
	U.S. Treasury 2.75% 8/15/2032	8,095	7,202

230

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.50% 2/15/2033	USD14,341	$13,439
	U.S. Treasury 3.875% 8/15/2033	14,670	14,114
	U.S. Treasury 4.00% 2/15/2034	2,438	2,367
	U.S. Treasury 4.375% 5/15/2034	15,387	15,393
	U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,701
	U.S. Treasury 4.625% 2/15/2040	90	91
	U.S. Treasury 1.125% 5/15/2040	3,350	2,063
	U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	511
	U.S. Treasury 3.875% 5/15/2043	820	740
	U.S. Treasury 4.375% 8/15/2043	40	39
	U.S. Treasury 2.50% 2/15/2045	4,850	3,461
	U.S. Treasury 2.50% 2/15/2046	3,900	2,749
	U.S. Treasury 2.50% 5/15/2046	1,585	1,115
	U.S. Treasury 2.875% 11/15/2046	2,700	2,028
	U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,351
	U.S. Treasury 1.375% 8/15/2050	4,330	2,217
	U.S. Treasury 1.625% 11/15/2050[6]	26,165	14,333
	U.S. Treasury 1.875% 2/15/2051	5,892	3,442
	U.S. Treasury 2.375% 5/15/2051	6,280	4,138
	U.S. Treasury 2.00% 8/15/2051	5,226	3,140
	U.S. Treasury 1.875% 11/15/2051	3,164	1,837
	U.S. Treasury 3.00% 8/15/2052	895	674
	U.S. Treasury 4.00% 11/15/2052	1,199	1,093
	U.S. Treasury 4.75% 11/15/2053	1,175	1,215
	U.S. Treasury 4.25% 2/15/2054[6]	11,690	11,136
	U.S. Treasury 4.625% 5/15/2054	4,795	4,861
			539,343

U.S. Treasury inflation-protected securities 3.03%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	19,165	18,648
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,344	2,286
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[7]	5,604	5,358
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,007	10,480
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,850	2,682
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,053	924
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,273	2,832
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	136	135
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,450	1,136
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,691	1,273
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	311	237
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	354	216
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	5,774	3,333
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[7]	2,820	1,598
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,245	1,044
			52,182
	Total U.S. Treasury bonds & notes		591,525
Federal agency bonds & notes 4.24%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	180	175
	Fannie Mae 7.125% 1/15/2030	2,000	2,260
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,205
	Federal Home Loan Bank 5.50% 7/15/2036	300	325
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,659
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,562
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,791
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,768
	Tennessee Valley Authority 5.88% 4/1/2036	875	962
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	230

231

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		USD763	$694
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,402
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,372	1,401
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		2,250	2,245
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,640	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,625	2,532
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		11,482	10,982
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,856	3,662
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,650	2,499
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		2,482	2,293
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,475	2,257
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,377	2,153
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		2,059	1,856
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		651	585
			73,076
Total bonds, notes & other debt instruments (cost: $1,736,905,000)			1,682,382
Short-term securities 19.51%	Weighted average yield at acquisition
Commercial paper 13.03%
CAFCO, LLC 12/16/2024[5]	5.330%	15,000	14,621
Chariot Funding, LLC 7/22/2024[5]	5.360	14,500	14,448
Cisco Systems, Inc. 10/1/2024[5]	5.320	20,000	19,719
Eli Lilly and Co. 7/29/2024[5]	5.330	20,000	19,908
Eli Lilly and Co. 8/9/2024[5]	5.320	10,000	9,938
Honeywell International, Inc. 9/24/2024[5]	5.300	18,720	18,476
Johnson & Johnson 7/1/2024[5]	5.310	20,000	19,991
Johnson & Johnson 7/11/2024[5]	5.310	6,450	6,438
Komatsu Finance America, Inc. 8/1/2024[5]	5.350	19,900	19,800
Linde, Inc. 7/12/2024	5.310	9,500	9,480
Microsoft Corp. 7/10/2024[5]	5.300	1,209	1,207
Paccar Financial Corp. 7/15/2024	5.320	7,725	7,705
Paccar Financial Corp. 7/19/2024	5.320	20,000	19,936
PepsiCo, Inc. 8/8/2024[5]	5.300	14,174	14,089
Pfizer Investment Capital PLC 11/21/2024[5]	5.310	22,950	22,461
Procter & Gamble Co. 7/10/2024[5]	5.320	6,000	5,990
			224,207

U.S. Treasury bills 1.67%
U.S. Treasury 7/2/2024	5.273	28,800	28,796

232

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 4.81%
Federal Farm Credit Banks 8/27/2024	5.130%	USD9,900	$9,817
Federal Farm Credit Banks 10/22/2024	5.190	15,000	14,756
Federal Home Loan Bank 7/3/2024	5.225	10,000	9,997
Federal Home Loan Bank 8/7/2024	5.199	40,000	39,784
Federal Home Loan Bank 9/27/2024	5.250	8,600	8,490
Total short-term securities (cost: $335,948,000)			335,847
Options purchased (equity style) 0.03%
Options purchased (equity style)*			578
Total options purchased (equity style) (cost: $629,000)			578
Total investment securities 117.26% (cost: $2,073,482,000)			2,018,807
Total options written† (0.03)% (premium received: $512,000)			(496)
Other assets less liabilities (17.23)%			(296,705)
Net assets 100.00%			$1,721,606

233

U.S. Government Securities Fund (continued)
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	683	12/13/2024	USD94.38	USD170,750	$9
3 Month SOFR Futures Option	149	12/13/2024	96.00	37,250	331
					$340
Call
3 Month SOFR Futures Option	204	12/13/2024	USD96.00	51,000	$181
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	14
3 Month SOFR Futures Option	145	12/13/2024	97.50	36,250	4
3 Month SOFR Futures Option	204	12/13/2024	97.50	51,000	15
3 Month SOFR Futures Option	203	3/14/2025	97.00	50,750	24
					$238
					$578
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	71	12/13/2024	USD95.25	USD17,750	$(45)
3 Month SOFR Futures Option	300	12/13/2024	95.50	75,000	(334)
					$(379)
Call
3 Month SOFR Futures Option	71	12/13/2024	USD95.75	17,750	$(11)
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	(19)
3 Month SOFR Futures Option	407	12/13/2024	97.00	101,750	(79)
3 Month SOFR Futures Option	203	3/14/2025	98.00	50,750	(8)
					$(117)
					$(496)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	728	9/3/2024	USD287,264	$(25)
3 Month SOFR Futures	Long	1,227	9/18/2024	290,346	(48)
3 Month SOFR Futures	Long	225	12/18/2024	53,353	(11)
3 Month SOFR Futures	Long	1,297	3/19/2025	308,508	234
3 Month SOFR Futures	Short	2	6/18/2025	(477)	(1)
3 Month SOFR Futures	Long	3	9/17/2025	718	(1)
3 Month SOFR Futures	Short	1	3/18/2026	(240)	(1)

234

U.S. Government Securities Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
3 Month SOFR Futures	Short	64	9/16/2026	USD(15,393)	$48
2 Year U.S. Treasury Note Futures	Long	4,130	10/3/2024	843,423	1,143
5 Year U.S. Treasury Note Futures	Long	3,922	10/3/2024	417,999	2,380
10 Year Ultra U.S. Treasury Note Futures	Long	440	9/30/2024	49,954	444
10 Year U.S. Treasury Note Futures	Short	878	9/30/2024	(96,566)	(571)
20 Year U.S. Treasury Bond Futures	Short	884	9/30/2024	(104,588)	(1,142)
30 Year Ultra U.S. Treasury Bond Futures	Long	265	9/30/2024	33,216	313
					$2,762
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	$941	$—	$941
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	941	—	941
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	2,286	—	2,286
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	518	—	518
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	(15)	—	(15)
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	(17)	—	(17)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	(9)	—	(9)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD18,497	(158)	—	(158)
4.184%	Annual	SOFR	Annual	1/10/2026	USD18,498	(164)	—	(164)
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	(35)	—	(35)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	(71)	—	(71)
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	(14)	—	(14)
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	(14)	—	(14)
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	(20)	—	(20)
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	(20)	—	(20)
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	(22)	—	(22)
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	(67)	—	(67)
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	(72)	—	(72)
4.776%	Annual	SOFR	Annual	3/15/2026	USD4,450	6	—	6
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	(60)	—	(60)
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	56	—	56
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	45	—	45
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	95	—	95
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	43	—	43
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	29	—	29
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	12	—	12
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	7	—	7
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	6	—	6
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(83)	—	(83)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(135)	—	(135)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(146)	—	(146)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(73)	—	(73)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(144)	—	(144)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	145	—	145

235

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	$(315)	$—	$(315)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(284)	—	(284)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(10)	—	(10)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(20)	—	(20)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(31)	—	(31)
3.379%	Annual	SOFR	Annual	3/17/2028	USD3,100	(19)	—	(19)
3.355%	Annual	SOFR	Annual	3/17/2028	USD3,200	(21)	—	(21)
3.7245%	Annual	SOFR	Annual	3/18/2028	USD3,230	— [2]	—	— [2]
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	70	—	70
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	69	—	69
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	57	—	57
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	8,520	—	8,520
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(111)	—	(111)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(98)	—	(98)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(88)	—	(88)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(89)	—	(89)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(89)	—	(89)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(118)	—	(118)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(93)	—	(93)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(100)	—	(100)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(110)	—	(110)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(102)	—	(102)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(115)	—	(115)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(973)	—	(973)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,832	—	2,832
SOFR	Annual	4.1405%	Annual	2/28/2031	USD1,310	(13)	—	(13)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(6)	—	(6)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(14)	—	(14)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	7	—	7
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	(32)	—	(32)
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	(5)	—	(5)
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	18	—	18
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	120	—	120
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	711	—	711
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,237)	—	(1,237)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	433	—	433
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	82	—	82
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	76	—	76
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	174	—	174
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	173	—	173
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	105	—	105
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	95	—	95
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	89	—	89
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	87	—	87
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	89	—	89
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	109	—	109
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	187	—	187
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	100	—	100
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	85	—	85
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	98	—	98
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	19	—	19
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	15	—	15
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	(1)	—	(1)

236

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3985%	Annual	3/17/2056	USD335	$10	$—	$10
SOFR	Annual	3.413%	Annual	3/17/2056	USD300	8	—	8
SOFR	Annual	3.531%	Annual	3/18/2056	USD350	2	—	2
						$14,137	$—	$14,137

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,125,000, which represented 10.93% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,845,000, which represented .80% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

237

Managed Risk Growth Fund
Investment portfolio June 30, 2024unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,921,326	$441,737
Total growth funds (cost: $319,229,000)		441,737
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,519,049	51,990
Total fixed income funds (cost: $52,461,000)		51,990
Short-term securities 4.83%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	25,082,258	25,082
Total short-term securities (cost: $25,082,000)		25,082
Options purchased (equity style) 0.17%
Options purchased (equity style)*		866
Total options purchased (cost: $1,681,000)		866
Total investment securities 99.99% (cost: $398,453,000)		519,675
Other assets less liabilities 0.01%		70
Net assets 100.00%		$519,745
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	25	USD13,651	USD3,700.00	9/20/2024	$7
S&P 500 Index	210	114,670	3,800.00	9/20/2024	63
S&P 500 Index	20	10,921	3,900.00	9/20/2024	7
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	25	13,651	4,050.00	12/20/2024	35
S&P 500 Index	415	226,610	4,125.00	12/20/2024	672
S&P 500 Index	15	8,191	4,200.00	12/20/2024	27
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49
					$866
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	44	9/1/2024	USD12,147	$40
U.S. Treasury 5-Year Note	Long	5	9/1/2024	533	5
					$45

American Funds Insurance Series	238

Managed Risk Growth Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$14,201	$59,003	$16,571	$38,773	$441,737	$860	$10,033
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	12,165	10,260	(304)	(360)	51,990	350	—
Total 94.99%				$16,267	$38,413	$493,727	$1,210	$10,033

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

239	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2024unaudited

Growth funds 84.37%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,541,924	$103,856
Total growth funds (cost: $86,084,000)		103,856
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,297,568	12,223
Total fixed income funds (cost: $12,268,000)		12,223
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	5,885,944	5,886
Total short-term securities (cost: $5,886,000)		5,886
Options purchased (equity style) 0.76%
Options purchased (equity style)*		934
Total options purchased (cost: $536,000)		934
Total investment securities 99.84% (cost: $104,774,000)		122,899
Other assets less liabilities 0.16%		192
Net assets 100.00%		$123,091
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
iShares MSCI EAFE ETF	200	USD1,567	USD57.00	9/20/2024	$8
iShares MSCI EAFE ETF	1,700	13,316	59.00	9/20/2024	64
iShares MSCI EAFE ETF	2,900	22,716	60.00	9/20/2024	112
iShares MSCI EAFE ETF	300	2,350	63.00	9/20/2024	11
iShares MSCI EAFE ETF	500	3,916	69.00	9/20/2024	7
iShares MSCI EAFE ETF	5,650	44,256	65.00	12/20/2024	715
iShares MSCI EAFE ETF	450	3,525	66.00	12/20/2024	17
					$934
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
MSCI EAFE Index Futures	Long	70	9/1/2024	USD8,201	$16
U.S. Treasury 5-Year Note	Long	10	9/1/2024	1,066	9
Mini MSCI Emerging Market Index Futures	Short	3	9/1/2024	(163)	1
S&P 500 E-mini Index Futures	Short	1	9/1/2024	(276)	1
					$27

American Funds Insurance Series	240

Managed Risk International Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.37%
American Funds Insurance Series – International Fund, Class 1	$105,419	$1,109	$10,043	$465	$6,906	$103,856	$257	$—
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	2,109	2,141	(101)	(52)	12,223	86	—
Total 94.30%				$364	$6,854	$116,079	$343	$—

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

241	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2024unaudited

Growth-and-income funds 84.96%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	17,534,672	$279,678
Total growth-and-income funds (cost: $227,214,000)		279,678
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,376,017	32,916
Total fixed income funds (cost: $34,025,000)		32,916
Short-term securities 4.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	15,996,413	15,996
Total short-term securities (cost: $15,996,000)		15,996
Options purchased (equity style) 0.14%
Options purchased (equity style)*		458
Total options purchased (cost: $1,152,000)		458
Total investment securities 99.96% (cost: $278,387,000)		329,048
Other assets less liabilities 0.04%		136
Net assets 100.00%		$329,184
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$7
S&P 500 Index	20	10,921	3,725.00	9/20/2024	5
S&P 500 Index	215	117,400	3,800.00	9/20/2024	65
S&P 500 Index	10	5,461	3,900.00	9/20/2024	3
S&P 500 Index	10	5,461	4,100.00	9/20/2024	4
S&P 500 Index	190	103,749	4,125.00	12/20/2024	308
S&P 500 Index	10	5,460	4,175.00	12/20/2024	17
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49
					$458
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	22	9/1/2024	USD6,074	$20
U.S. Treasury 5-Year Note	Long	23	9/1/2024	2,451	22
					$42

American Funds Insurance Series	242

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.96%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$5,684	$28,198	$(2,993)	$29,815	$279,678	$1,120	$2,242
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	5,629	4,592	(494)	(36)	32,916	230	—
Total 94.96%				$(3,487)	$29,779	$312,594	$1,350	$2,242

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

243	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2024unaudited

Growth-and-income funds 80.00%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,695,982	$1,786,114
Total growth-and-income funds (cost: $1,463,497,000)		1,786,114
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,553,037	334,909
Total fixed income funds (cost: $341,712,000)		334,909
Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	105,718,346	105,718
Total short-term securities (cost: $105,718,000)		105,718
Options purchased (equity style) 0.21%
Options purchased (equity style)*		4,616
Total options purchased (cost: $12,103,000)		4,616
Total investment securities 99.94% (cost: $1,923,030,000)		2,231,357
Other assets less liabilities 0.06%		1,304
Net assets 100.00%		$2,232,661
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	50	USD27,302	USD3,300.00	9/20/2024	$10
S&P 500 Index	175	95,558	3,325.00	9/20/2024	39
S&P 500 Index	70	38,223	3,375.00	9/20/2024	18
S&P 500 Index	10	5,461	3,450.00	9/20/2024	3
S&P 500 Index	30	16,381	3,475.00	9/20/2024	8
S&P 500 Index	2,510	1,370,581	3,525.00	9/20/2024	753
S&P 500 Index	180	98,289	3,575.00	9/20/2024	58
S&P 500 Index	70	38,223	3,625.00	9/20/2024	29
S&P 500 Index	10	5,461	3,700.00	12/20/2024	11
S&P 500 Index	150	81,907	3,725.00	12/20/2024	203
S&P 500 Index	1,745	952,854	3,750.00	12/20/2024	2,827
S&P 500 Index	70	38,223	3,800.00	12/20/2024	122
S&P 500 Index	130	70,986	3,900.00	12/20/2024	234
S&P 500 Index	155	84,638	4,100.00	12/20/2024	301
					$4,616

American Funds Insurance Series	244

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	218	9/1/2024	USD60,185	$201
U.S. Treasury 5-Year Note	Long	54	9/1/2024	5,755	51
					$252
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.00%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$92,257	$210,362	$3,136	$151,458	$1,786,114	$5,421	$79,172
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	60,671	49,693	(6,049)	1,912	334,909	2,282	—
Total 95.00%				$(2,913)	$153,370	$2,121,023	$7,703	$79,172

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

245	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2024unaudited

Asset allocation funds 95.27%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	80,083,731	$1,993,284
Total asset allocation funds (cost: $1,894,128,000)		1,993,284
Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	98,953,206	98,953
Total short-term securities (cost: $98,953,000)		98,953
Options purchased (equity style) 0.04%
Options purchased (equity style)*		698
Total options purchased (cost: $1,352,000)		698
Total investment securities 100.04% (cost: $1,994,433,000)		2,092,935
Other assets less liabilities (0.04)%		(754)
Net assets 100.00%		$2,092,181
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$7
S&P 500 Index	10	5,461	3,725.00	9/20/2024	3
S&P 500 Index	20	10,921	3,750.00	9/20/2024	6
S&P 500 Index	120	65,526	3,800.00	9/20/2024	36
S&P 500 Index	15	8,191	3,900.00	9/20/2024	5
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	10	5,460	3,775.00	12/20/2024	11
S&P 500 Index	20	10,921	4,050.00	12/20/2024	28
S&P 500 Index	310	169,275	4,125.00	12/20/2024	502
S&P 500 Index	10	5,460	4,200.00	12/20/2024	18
S&P 500 Index	40	21,842	4,250.00	12/20/2024	76
					$698
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
U.S. Treasury 5-Year Note	Long	390	9/1/2024	USD41,566	$368
S&P 500 E-mini Index Futures	Long	41	9/1/2024	11,319	38
					$406

American Funds Insurance Series	246

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.27%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$96,569	$191,155	$26,249	$62,129	$1,993,284	$9,939	$84,687

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

247	American Funds Insurance Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,966,750	$2,974,857	$42,948,920	$7,020,180	$3,403,678
Affiliated issuers	295,186	113,977	965,003	254,704	138,525
Cash	232	903	518	819	4,139
Cash collateral received for securities on loan	479	1,722	3,903	—	748
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	50	119	877	1,442	667
Unrealized appreciation on open forward currency contracts	—	—	—	—	131
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,976	3,927	13,214	3,283	45,061
Sales of fund’s shares	2,424	1,672	16,037	3,440	3,780
Dividends and interest	11,534	2,747	16,118	17,776	11,185
Variation margin on futures contracts	—	—	—	—	35
Variation margin on centrally cleared swap contracts	—	—	—	—	8
Securities lending income	1	38	26	4	7
Other	—	— †	—	— †	—
	8,296,632	3,099,962	43,964,616	7,301,648	3,607,964
Liabilities:
Collateral for securities on loan	4,789	17,225	39,028	—	7,477
Unrealized depreciation on open forward currency contracts	—	—	—	—	195
Bilateral swaps, at value	—	—	—	—	197
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	34,552	4,217	11,404	5,168	6,473
Repurchases of fund’s shares	13,192	1,779	58,743	4,934	3,938
Investment advisory services	2,469	1,525	10,894	2,859	1,462
Insurance administrative fees	526	185	2,704	280	507
Services provided by related parties	1,135	505	5,829	980	420
Trustees’ deferred compensation	108	63	592	187	50
Variation margin on futures contracts	—	—	—	—	10
Variation margin on centrally cleared swap contracts	—	—	—	—	3
Non-U.S. taxes	5,454	18,507	—	32,220	19,505
Other	773	206	767	1,104	430
	62,998	44,212	129,961	47,732	40,667
Commitments and contingencies*
Net assets at June 30, 2024	$8,233,634	$3,055,750	$43,834,655	$7,253,916	$3,567,297
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,188,838	$2,402,001	$18,626,919	$5,566,137	$2,431,342
Total distributable earnings (accumulated loss)	4,044,796	653,749	25,207,736	1,687,779	1,135,955
Net assets at June 30, 2024	$8,233,634	$3,055,750	$43,834,655	$7,253,916	$3,567,297
Investment securities on loan, at value	$4,457	$41,131	$38,162	$9,093	$14,933
Investment securities, at cost
Unaffiliated issuers	4,878,864	2,314,045	19,847,748	4,976,685	2,361,239
Affiliated issuers	295,172	100,243	964,947	254,706	138,525
Cash denominated in currencies other than U.S. dollars, at cost	53	120	876	1,442	669
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	248

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,435,918	$1,849,795	$38,704,827	$309,553	$1,245,997
Affiliated issuers	419,230	62,675	1,400,527	19,520	110,564
Cash	233	47	424	55	194
Cash collateral received for securities on loan	—	966	11,983	—	1,650
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	394	2,935	192	240
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	20,607	3,793	162,974	143	29,467
Sales of fund’s shares	3,225	96	4,397	168	1,593
Dividends and interest	13,866	4,400	50,813	1,545	5,698
Variation margin on futures contracts	—	—	—	—	6
Variation margin on centrally cleared swap contracts	—	—	—	—	21
Securities lending income	10	5	45	— †	7
Other	4	13	—	—	7
	10,893,097	1,922,184	40,338,925	331,176	1,395,444
Liabilities:
Collateral for securities on loan	—	9,661	119,835	—	16,497
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	11,648	640	17,131	210	66,823
Repurchases of fund’s shares	9,547	1,300	77,940	361	458
Investment advisory services	2,076	589	8,193	132	244
Insurance administrative fees	931	159	1,446	97	367
Services provided by related parties	1,183	317	4,259	72	153
Trustees’ deferred compensation	131	30	631	14	12
Variation margin on futures contracts	—	—	—	—	191
Variation margin on centrally cleared swap contracts	—	—	—	—	2
Non-U.S. taxes	213	967	1,763	189	406
Other	4	20	107	50	157
	25,733	13,683	231,305	1,125	85,310
Commitments and contingencies*
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051	$1,310,134
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,736,929	$1,236,822	$18,824,836	$296,075	$1,094,668
Total distributable earnings (accumulated loss)	4,130,435	671,679	21,282,784	33,976	215,466
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051	$1,310,134
Investment securities on loan, at value	$—	$10,543	$114,087	$715	$20,164
Investment securities, at cost
Unaffiliated issuers	6,952,628	1,190,067	23,447,509	251,174	1,028,856
Affiliated issuers	419,195	62,674	1,348,742	19,517	114,153
Cash denominated in currencies other than U.S. dollars, at cost	4	394	2,936	192	240
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

249	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$24,770,361	$374,998	$10,815,470	$1,453,720	$859,873
Affiliated issuers	3,193,004	35,995	1,710,287	231,179	20,436
Cash	3,185	73	4,880	357	1,173
Cash collateral received for securities on loan	1,991	15	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	153
Cash collateral pledged for swap contracts	—	—	—	—	491
Cash denominated in currencies other than U.S. dollars	336	83	195	46	4
Unrealized appreciation on open forward currency contracts	—	183	1,071	1,871	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	2
Receivables for:
Sales of investments	364,046	8,514	1,087,237	87,857	331
Sales of fund’s shares	3,226	260	6,844	1,124	124
Dividends and interest	87,227	2,095	87,998	14,722	13,662
Variation margin on futures contracts	2,785	44	3,736	524	9
Variation margin on centrally cleared swap contracts	380	18	1,034	270	8
Securities lending income	55	— †	—	—	—
Other	93	—	—	—	2
	28,426,690	422,278	13,718,752	1,791,670	896,268
Liabilities:
Collateral for securities on loan	19,914	147	—	—	—
Unrealized depreciation on open forward currency contracts	—	286	125	3,859	—
Bilateral swaps, at value	—	157	—	1,221	—
Options written, at value	—	—	—	920	—
Payables for:
Purchases of investments	1,432,645	29,199	2,558,995	266,084	3,787
Repurchases of fund’s shares	31,140	105	7,847	1,062	319
Investment advisory services	5,824	141	1,850	539	208
Insurance administrative fees	3,850	84	771	48	75
Services provided by related parties	2,850	69	1,070	214	158
Trustees’ deferred compensation	380	5	157	30	33
Variation margin on futures contracts	1,661	69	9,981	926	18
Variation margin on centrally cleared swap contracts	371	8	232	179	5
Non-U.S. taxes	—	190	17	93	—
Other	1,263	21	18	120	1
	1,499,898	30,481	2,581,063	275,295	4,604
Commitments and contingencies*
Net assets at June 30, 2024	$26,926,792	$391,797	$11,137,689	$1,516,375	$891,664
Net assets consist of:
Capital paid in on shares of beneficial interest	$18,791,744	$329,610	$12,772,384	$1,810,706	$1,200,060
Total distributable earnings (accumulated loss)	8,135,048	62,187	(1,634,695)	(294,331)	(308,396)
Net assets at June 30, 2024	$26,926,792	$391,797	$11,137,689	$1,516,375	$891,664
Investment securities on loan, at value	$19,113	$143	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,261,076	322,755	11,124,829	1,548,780	862,937
Affiliated issuers	3,391,993	35,821	1,710,028	230,011	20,435
Cash denominated in currencies other than U.S. dollars, at cost	336	83	195	47	4
Premiums received on options written	—	—	—	827	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	250

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$146,707	$347,774	$2,018,807	$25,948	$6,820
Affiliated issuers	—	—	—	493,727	116,079
Cash	2,695	9,119	40,914	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	526	275
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	14,575	—	179,227	1,315	134
Sales of fund’s shares	513	242	351	— †	1
Dividends and interest	399	40	10,937	111	27
Variation margin on futures contracts	52	—	1,167	—	11
Variation margin on centrally cleared swap contracts	13	—	1,981	—	—
Securities lending income	—	—	—	—	—
Other	1	—	—	—	—
	164,955	357,175	2,253,384	521,627	123,347
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	496	—	—
Payables for:
Purchases of investments	54,329	—	527,504	410	80
Repurchases of fund’s shares	88	1,700	1,318	953	58
Investment advisory services	19	75	317	42	10
Insurance administrative fees	30	32	191	316	77
Services provided by related parties	21	74	300	101	25
Trustees’ deferred compensation	3	12	46	6	2
Variation margin on futures contracts	96	—	1,155	54	4
Variation margin on centrally cleared swap contracts	1	—	450	—	—
Non-U.S. taxes	—	—	—	—	—
Other	— †	—	1	—	—
	54,587	1,893	531,778	1,882	256
Commitments and contingencies*
Net assets at June 30, 2024	$110,368	$355,282	$1,721,606	$519,745	$123,091
Net assets consist of:
Capital paid in on shares of beneficial interest	$123,544	$346,582	$2,001,634	$487,969	$143,670
Total distributable earnings (accumulated loss)	(13,176)	8,700	(280,028)	31,776	(20,579)
Net assets at June 30, 2024	$110,368	$355,282	$1,721,606	$519,745	$123,091
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	148,031	347,924	2,073,482	26,763	6,422
Affiliated issuers	—	—	—	371,690	98,352
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—
Premiums received on options written	—	—	512	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

251	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$16,454	$110,334	$99,651
Affiliated issuers	312,594	2,121,023	1,993,284
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	372	3,268	991
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	242	11,307	3,213
Sales of fund’s shares	438	1	64
Dividends and interest	72	470	443
Variation margin on futures contracts	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—
	330,172	2,246,403	2,097,646
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	474	75	—
Repurchases of fund’s shares	195	11,825	3,446
Investment advisory services	27	183	172
Insurance administrative fees	201	1,366	1,296
Services provided by related parties	65	57	424
Trustees’ deferred compensation	4	22	34
Variation margin on futures contracts	22	214	93
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	988	13,742	5,465
Commitments and contingencies*
Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181
Net assets consist of:
Capital paid in on shares of beneficial interest	$322,570	$1,904,174	$1,909,929
Total distributable earnings (accumulated loss)	6,614	328,487	182,252
Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181
Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,148	117,821	100,305
Affiliated issuers	261,239	1,805,209	1,894,128
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	252

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,634,539	$966,566	$19,612,211	$3,344,759	$1,915,934
	Shares outstanding	97,196	54,094	174,099	178,512	70,907
	Net asset value per share	$37.39	$17.87	$112.65	$18.74	$27.02
Class 1A:	Net assets	$19,555	$5,243	$329,434	$12,566	$10,613
	Shares outstanding	526	298	2,957	675	395
	Net asset value per share	$37.15	$17.59	$111.40	$18.62	$26.87
Class 2:	Net assets	$3,713,964	$1,787,961	$19,295,635	$3,436,567	$826,781
	Shares outstanding	100,877	106,573	173,672	184,488	31,014
	Net asset value per share	$36.82	$16.78	$111.10	$18.63	$26.66
Class 3:	Net assets			$259,121	$16,271
	Shares outstanding	Not applicable	Not applicable	2,276	866	Not applicable
	Net asset value per share			$113.85	$18.79
Class 4:	Net assets	$865,576	$295,980	$4,338,254	$443,753	$813,969
	Shares outstanding	23,801	17,693	40,134	24,231	30,829
	Net asset value per share	$36.37	$16.73	$108.09	$18.31	$26.40

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,284,651	$594,076	$23,840,100	$16,295	$692,173
	Shares outstanding	393,951	39,150	369,692	1,532	57,693
	Net asset value per share	$15.95	$15.17	$64.49	$10.64	$12.00
Class 1A:	Net assets	$26,468	$8,281	$39,602	$5,972	$10,824
	Shares outstanding	1,667	550	619	578	903
	Net asset value per share	$15.87	$15.07	$64.00	$10.34	$11.98
Class 2:	Net assets	$3,005,179	$1,051,762	$13,670,858	$157,580	$15,792
	Shares outstanding	192,244	69,574	215,853	15,243	1,318
	Net asset value per share	$15.63	$15.12	$63.33	$10.34	$11.99
Class 3:	Net assets			$151,885
	Shares outstanding	Not applicable	Not applicable	2,351	Not applicable	Not applicable
	Net asset value per share			$64.61
Class 4:	Net assets	$1,551,066	$254,382	$2,405,175	$150,204	$591,345
	Shares outstanding	100,410	17,287	38,685	14,783	49,406
	Net asset value per share	$15.45	$14.72	$62.17	$10.16	$11.97

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

253	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,050,995	$98,257	$7,062,850	$633,847	$227,066
	Shares outstanding	644,952	7,657	749,934	64,831	24,705
	Net asset value per share	$24.89	$12.83	$9.42	$9.78	$9.19
Class 1A:	Net assets	$33,567	$2,733	$209,966	$37,013	$2,908
	Shares outstanding	1,357	215	22,469	3,821	318
	Net asset value per share	$24.73	$12.75	$9.34	$9.69	$9.15
Class 2:	Net assets	$4,356,251	$156,656	$2,807,280	$789,090	$528,468
	Shares outstanding	177,818	12,283	302,898	81,673	58,951
	Net asset value per share	$24.50	$12.75	$9.27	$9.66	$8.96
Class 3:	Net assets	$31,592				$8,047
	Shares outstanding	1,268	Not applicable	Not applicable	Not applicable	871
	Net asset value per share	$24.91				$9.24
Class 4:	Net assets	$6,454,387	$134,151	$1,057,593	$56,425	$125,175
	Shares outstanding	265,952	10,705	114,789	5,936	12,499
	Net asset value per share	$24.27	$12.53	$9.21	$9.51	$10.01

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,592	$38,963	$258,713
	Shares outstanding	1,791	3,378	26,530	Not applicable	Not applicable
	Net asset value per share	$9.26	$11.53	$9.75
Class 1A:	Net assets	$2,219	$122	$214,486
	Shares outstanding	243	11	22,107	Not applicable	Not applicable
	Net asset value per share	$9.14	$11.52	$9.70
Class 2:	Net assets	$42,945	$262,572	$1,058,967
	Shares outstanding	4,688	23,559	110,118	Not applicable	Not applicable
	Net asset value per share	$9.16	$11.15	$9.62
Class 3:	Net assets		$3,935	$5,155
	Shares outstanding	Not applicable	348	527	Not applicable	Not applicable
	Net asset value per share		$11.30	$9.78
Class 4:	Net assets	$48,612	$49,690	$184,285
	Shares outstanding	5,379	4,433	19,196	Not applicable	Not applicable
	Net asset value per share	$9.04	$11.21	$9.60
Class P1:	Net assets				$13,060	$1,910
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,074	219
	Net asset value per share				$12.16	$8.74
Class P2:	Net assets				$506,685	$121,181
	Shares outstanding	Not applicable	Not applicable	Not applicable	42,107	13,928
	Net asset value per share				$12.03	$8.70

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	254

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,744	$1,951,328	$10,444
	Shares outstanding	243	144,216	832
	Net asset value per share	$11.28	$13.53	$12.56
Class P2:	Net assets	$326,440	$281,333	$2,081,737
	Shares outstanding	29,165	20,952	171,400
	Net asset value per share	$11.19	$13.43	$12.15
*
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†
Amount less than one thousand.

Refer to the notes to financial statements.

255	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$66,243	$22,541	$134,655	$74,268	$34,857
Affiliated issuers	11,421	2,890	27,383	6,516	4,142
	77,664	25,431	162,038	80,784	38,999
Interest from unaffiliated issuers	942	38	201	36	5,544
Securities lending income (net of fees)	51	211	132	29	22
	78,657	25,680	162,371	80,849	44,565
Fees and expenses*:
Investment advisory services	18,991	9,975	63,952	17,324	9,872
Distribution services	5,549	2,629	28,397	4,835	2,021
Insurance administrative services	1,023	373	5,249	554	1,012
Transfer agent services	1	— †	5	1	— †
Administrative services	1,199	463	6,239	1,087	513
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	21	278	51	24
Registration statement and prospectus	6	4	46	10	5
Trustees’ compensation	24	9	122	21	10
Auditing and legal	23	58	44	38	69
Custodian	296	282	249	477	394
Other	3	23	19	5	25
Total fees and expenses before waivers/reimbursement	27,166	13,837	104,600	24,403	13,945
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	4,398	415	—	—	1,198
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	4,398	415	—	—	1,198
Total fees and expenses after waivers/reimbursement	22,768	13,422	104,600	24,403	12,747
Net investment income	55,889	12,258	57,771	56,446	31,818
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	935,602	23,056	2,107,582	179,028	108,730
Affiliated issuers	(31)	7	(28)	(19)	19
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(111)
Forward currency contracts	—	1	—	—	64
Swap contracts	—	—	—	—	(113)
Currency transactions	(158)	(42)	68	611	(671)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	935,413	23,022	2,107,622	179,620	107,918
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	59,871	(28,677)	4,043,764	276,343	87,381
Affiliated issuers	27	8,469	45	(3)	(9)
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	1
Forward currency contracts	—	—	—	—	49
Swap contracts	—	—	—	—	(291)
Currency translations	(237)	(110)	(126)	(379)	(264)
	59,661	(20,318)	4,043,683	275,961	86,867
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	995,074	2,704	6,151,305	455,581	194,785
Net increase (decrease) in net assets resulting from operations	$1,050,963	$14,962	$6,209,076	$512,027	$226,603

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	256

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$102,890	$22,005	$288,028	$6,340	$19,921
Affiliated issuers	9,616	1,790	33,109	385	3,052
	112,506	23,795	321,137	6,725	22,973
Interest from unaffiliated issuers	8	146	201	30	3,548
Securities lending income (net of fees)	140	12	126	2	16
	112,654	23,953	321,464	6,757	26,537
Fees and expenses*:
Investment advisory services	19,738	4,484	48,698	816	2,271
Distribution services	5,476	1,615	19,546	388	736
Insurance administrative services	1,827	316	2,832	192	730
Transfer agent services	1	— †	4	— †	— †
Administrative services	1,583	283	5,823	50	191
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	11	243	5	9
Registration statement and prospectus	3	2	44	2	9
Trustees’ compensation	31	5	115	1	4
Auditing and legal	21	38	40	25	36
Custodian	131	68	290	27	38
Other	4	2	16	— †	1
Total fees and expenses before waivers/reimbursement	28,866	6,824	77,651	1,506	4,025
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,393	1,006	—	—	869
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,393	1,006	—	—	869
Total fees and expenses after waivers/reimbursement	20,473	5,818	77,651	1,506	3,156
Net investment income	92,181	18,135	243,813	5,251	23,381
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	577,271	75,820	5,717,125	(3,503)	10,308
Affiliated issuers	(5)	(3)	509	— †	(941)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(948)
Forward currency contracts	—	—	—	—	— †
Swap contracts	—	—	—	—	441
Currency transactions	(19)	(46)	729	(31)	(22)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	577,247	75,771	5,718,363	(3,534)	8,838
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	474,404	85,428	(775,824)	16,945	24,825
Affiliated issuers	11	5	(1,587)	1	161
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(1,882)
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	14
Currency translations	(14)	(95)	(317)	(48)	(70)
	474,401	85,338	(777,728)	16,898	23,048
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	1,051,648	161,109	4,940,635	13,364	31,886
Net increase (decrease) in net assets resulting from operations	$1,143,829	$179,244	$5,184,448	$18,615	$55,267

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

257	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$134,178	$3,562	$—	$1	$120
Affiliated issuers	89,964	1,016	52,035	6,721	797
	224,142	4,578	52,035	6,722	917
Interest from unaffiliated issuers	127,357	2,101	214,982	27,721	30,922
Securities lending income (net of fees)	227	2	—	—	—
	351,726	6,681	267,017	34,443	31,839
Fees and expenses*:
Investment advisory services	34,645	867	19,286	3,228	1,777
Distribution services	12,962	360	4,747	1,059	813
Insurance administrative services	7,613	167	1,544	84	149
Transfer agent services	3	— †	1	— †	— †
Administrative services	3,919	58	1,644	225	132
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	141	4	71	10	8
Registration statement and prospectus	20	2	14	2	3
Trustees’ compensation	78	1	33	5	2
Auditing and legal	33	27	7	4	2
Custodian	113	44	52	116	9
Other	11	— †	5	1	7
Total fees and expenses before waivers/reimbursement	59,538	1,530	27,404	4,734	2,902
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	19	7,525	—	586
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	19	7,525	—	586
Total fees and expenses after waivers/reimbursement	59,538	1,511	19,879	4,734	2,316
Net investment income	292,188	5,170	247,138	29,709	29,523
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	608,345	10,298	(96,846)	(22,666)	(1,053)
Affiliated issuers	(3,616)	45	(9)	680	3
Options purchased (futures style)	—	—	—	(66)	—
Options written	—	—	—	300	—
Futures contracts	(23,417)	(52)	(65,889)	(91)	(100)
Forward currency contracts	—	(57)	1,525	(1,028)	—
Swap contracts	828	(212)	(6,930)	(1,368)	(213)
Currency transactions	(86)	(8)	5	(723)	7
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	582,054	10,014	(168,144)	(24,962)	(1,356)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,549,070	1,474	(113,171)	(45,847)	5,451
Affiliated issuers	(31,662)	(305)	226	(2,447)	2
Options written	—	—	—	(93)	—
Futures contracts	(3,393)	(144)	(40,875)	(4,341)	70
Forward currency contracts	—	(421)	1,842	(5,821)	—
Swap contracts	133	(1)	5,924	(994)	1
Currency translations	(354)	(47)	(36)	(291)	(27)
	1,513,794	556	(146,090)	(59,834)	5,497
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	2,095,848	10,570	(314,234)	(84,796)	4,141
Net increase (decrease) in net assets resulting from operations	$2,388,036	$15,740	$(67,096)	$(55,087)	$33,664

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	258

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$—	$—	$—	$645	$156
Affiliated issuers	—	—	—	1,210	343
	—	—	—	1,855	499
Interest from unaffiliated issuers	2,904	9,854	38,207	—	—
Securities lending income (net of fees)	—	—	—	—	—
	2,904	9,854	38,207	1,855	499
Fees and expenses*:
Investment advisory services	158	465	2,299	385	93
Distribution services	110	399	1,545	625	153
Insurance administrative services	60	65	308	641	155
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	16	54	234	—	—
Accounting and administrative services	—	—	—	30	27
Reports to shareholders	4	5	12	—	—
Registration statement and prospectus	2	2	4	6	5
Trustees’ compensation	— †	1	5	1	— †
Auditing and legal	— †	— †	1	1	— †
Custodian	7	— †	14	3	3
Other	— †	— †	1	10	— †
Total fees and expenses before waivers/reimbursement	357	991	4,423	1,702	436
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	36	—	495	128	31
Miscellaneous fee reimbursement	—	—	—	—	7
Total waivers/reimbursement of fees and expenses	36	—	495	128	38
Total fees and expenses after waivers/reimbursement	321	991	3,928	1,574	398
Net investment income	2,583	8,863	34,279	281	101
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,071)	—	(2,183)	(2,269)	(437)
Affiliated issuers	—	—	—	16,267	364
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	92	—	—
Futures contracts	(761)	—	(3,042)	(1,082)	(272)
Forward currency contracts	—	—	—	—	—
Swap contracts	20	—	2,656	—	—
Currency transactions	—	—	—	24	2
Capital gain distributions received from affiliated issuers	—	—	—	10,033	—
	(1,812)	—	(2,477)	22,973	(343)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(1,435)	(43)	(27,820)	522	588
Affiliated issuers	—	—	—	38,413	6,854
Options written	—	—	360	—	—
Futures contracts	(715)	—	(16,056)	(436)	66
Forward currency contracts	—	—	—	—	—
Swap contracts	89	—	(916)	—	—
Currency translations	—	—	—	—	—
	(2,061)	(43)	(44,433)	38,499	7,508
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	(3,873)	(43)	(46,910)	61,472	7,165
Net increase (decrease) in net assets resulting from operations	$(1,290)	$8,820	$(12,631)	$61,753	$7,266

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

259	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$414	$2,778	$2,668
Affiliated issuers	1,350	7,703	9,939
	1,764	10,481	12,607
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—
	1,764	10,481	12,607
Fees and expenses*:
Investment advisory services	244	1,662	1,565
Distribution services	403	349	2,596
Insurance administrative services	407	2,770	2,609
Transfer agent services	— †	— †	— †
Administrative services	—	—	—
Accounting and administrative services	28	46	45
Reports to shareholders	—	—	—
Registration statement and prospectus	5	12	13
Trustees’ compensation	1	7	6
Auditing and legal	1	2	2
Custodian	3	3	3
Other	— †	1	1
Total fees and expenses before waivers/reimbursement	1,092	4,852	6,840
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	81	554	522
Miscellaneous fee reimbursement	7	—	—
Total waivers/reimbursement of fees and expenses	88	554	522
Total fees and expenses after waivers/reimbursement	1,004	4,298	6,318
Net investment income	760	6,183	6,289
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,485)	(15,868)	(1,481)
Affiliated issuers	(3,487)	(2,913)	26,249
Options purchased (futures style)	—	—	—
Options written	—	—	—
Futures contracts	382	7,821	(410)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	10	81	28
Capital gain distributions received from affiliated issuers	2,242	79,172	84,687
	(2,338)	68,293	109,073
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	334	3,986	157
Affiliated issuers	29,779	153,370	62,129
Options written	—	—	—
Futures contracts	(279)	(1,796)	(999)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	29,834	155,560	61,287
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	27,496	223,853	170,360
Net increase (decrease) in net assets resulting from operations	$28,256	$230,036	$176,649
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	260

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$55,889	$69,987	$12,258	$13,170	$57,771	$172,421
Net realized gain (loss)	935,413	229,855	23,022	110,112	2,107,622	1,075,677
Net unrealized appreciation (depreciation)	59,661	1,183,746	(20,318)	339,201	4,043,683	10,184,557
Net increase (decrease) in net assets resulting from operations	1,050,963	1,483,588	14,962	462,483	6,209,076	11,432,655
Distributions paid to shareholders	(276,055)	(620,422)	(136,770)	(48,426)	(1,072,862)	(2,137,413)
Net capital share transactions	(231,456)	(108,638)	(6,998)	(172,404)	(600,369)	(892,780)
Total increase (decrease) in net assets	543,452	754,528	(128,806)	241,653	4,535,845	8,402,462
Net assets:
Beginning of period	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of period	$8,233,634	$7,690,182	$3,055,750	$3,184,556	$43,834,655	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$56,446	$93,802	$31,818	$47,669	$92,181	$187,985
Net realized gain (loss)	179,620	(166,257)	107,918	20,610	577,247	89,709
Net unrealized appreciation (depreciation)	275,961	1,106,146	86,867	413,836	474,401	1,300,455
Net increase (decrease) in net assets resulting from operations	512,027	1,033,691	226,603	482,115	1,143,829	1,578,149
Distributions paid to shareholders	(16,290)	(97,498)	(28,729)	(49,443)	(129,380)	(280,747)
Net capital share transactions	(420,833)	(476,762)	(8,864)	(138,169)	(433,426)	(454,761)
Total increase (decrease) in net assets	74,904	459,431	189,010	294,503	581,023	842,641
Net assets:
Beginning of period	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of period	$7,253,916	$7,179,012	$3,567,297	$3,378,287	$10,867,364	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

261	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$18,135	$33,421	$243,813	$514,726	$5,251	$7,699
Net realized gain (loss)	75,771	5,322	5,718,363	1,802,151	(3,534)	(10)
Net unrealized appreciation (depreciation)	85,338	302,180	(777,728)	5,849,685	16,898	38,198
Net increase (decrease) in net assets resulting from operations	179,244	340,923	5,184,448	8,166,562	18,615	45,887
Distributions paid to shareholders	(7,480)	(33,998)	(1,893,256)	(2,341,589)	(1,606)	(7,633)
Net capital share transactions	(124,598)	(170,988)	(635,548)	(1,355,964)	(15,538)	(10,671)
Total increase (decrease) in net assets	47,166	135,937	2,655,644	4,469,009	1,471	27,583
Net assets:
Beginning of period	1,861,335	1,725,398	37,451,976	32,982,967	328,580	300,997
End of period	$1,908,501	$1,861,335	$40,107,620	$37,451,976	$330,051	$328,580

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$23,381	$40,324	$292,188	$579,492	$5,170	$9,009
Net realized gain (loss)	8,838	242	582,054	1,163,038	10,014	(7,714)
Net unrealized appreciation (depreciation)	23,048	63,347	1,513,794	1,605,426	556	47,126
Net increase (decrease) in net assets resulting from operations	55,267	103,913	2,388,036	3,347,956	15,740	48,421
Distributions paid to shareholders	(15,346)	(34,911)	(1,276,340)	(1,526,238)	(1,796)	(50,940)
Net capital share transactions	18,944	43,201	129,766	(936,962)	(10,911)	23,523
Total increase (decrease) in net assets	58,865	112,203	1,241,462	884,756	3,033	21,004
Net assets:
Beginning of period	1,251,269	1,139,066	25,685,330	24,800,574	388,764	367,760
End of period	$1,310,134	$1,251,269	$26,926,792	$25,685,330	$391,797	$388,764

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	262

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$247,138	$426,022	$29,709	$46,485	$29,523	$57,760
Net realized gain (loss)	(168,144)	(554,664)	(24,962)	(105,717)	(1,356)	(33,292)
Net unrealized appreciation (depreciation)	(146,090)	653,577	(59,834)	149,374	5,497	73,317
Net increase (decrease) in net assets resulting from operations	(67,096)	524,935	(55,087)	90,142	33,664	97,785
Distributions paid to shareholders	(75,485)	(382,616)	(2,628)	—	(9,874)	(58,266)
Net capital share transactions	272,356	644,513	33,749	(31,695)	(5,971)	2,772
Total increase (decrease) in net assets	129,775	786,832	(23,966)	58,447	17,819	42,291
Net assets:
Beginning of period	11,007,914	10,221,082	1,540,341	1,481,894	873,845	831,554
End of period	$11,137,689	$11,007,914	$1,516,375	$1,540,341	$891,664	$873,845

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$2,583	$4,435	$8,863	$18,122	$34,279	$57,199
Net realized gain (loss)	(1,812)	(3,678)	— †	— †	(2,477)	(96,180)
Net unrealized appreciation (depreciation)	(2,061)	3,010	(43)	(50)	(44,433)	81,462
Net increase (decrease) in net assets resulting from operations	(1,290)	3,767	8,820	18,072	(12,631)	42,481
Distributions paid to shareholders	(855)	(3,960)	(3,299)	(17,531)	(11,753)	(55,687)
Net capital share transactions	4,722	18,941	(22,993)	(60,048)	221,961	36,513
Total increase (decrease) in net assets	2,577	18,748	(17,472)	(59,507)	197,577	23,307
Net assets:
Beginning of period	107,791	89,043	372,754	432,261	1,524,029	1,500,722
End of period	$110,368	$107,791	$355,282	$372,754	$1,721,606	$1,524,029

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

263	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$281	$2,083	$101	$1,506	$760	$5,418
Net realized gain (loss)	22,973	(30,059)	(343)	(17,554)	(2,338)	(22,528)
Net unrealized appreciation (depreciation)	38,499	129,616	7,508	23,557	29,834	46,582
Net increase (decrease) in net assets resulting from operations	61,753	101,640	7,266	7,509	28,256	29,472
Distributions paid to shareholders	(2,419)	(111,683)	(1,561)	(10,852)	(5,148)	(47,987)
Net capital share transactions	(47,224)	63,436	(6,796)	1,591	(18,115)	19,234
Total increase (decrease) in net assets	12,110	53,393	(1,091)	(1,752)	4,993	719
Net assets:
Beginning of period	507,635	454,242	124,182	125,934	324,191	323,472
End of period	$519,745	$507,635	$123,091	$124,182	$329,184	$324,191

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$6,183	$34,077	$6,289	$39,329
Net realized gain (loss)	68,293	24,747	109,073	47,040
Net unrealized appreciation (depreciation)	155,560	260,383	61,287	116,167
Net increase (decrease) in net assets resulting from operations	230,036	319,207	176,649	202,536
Distributions paid to shareholders	(58,907)	(297,374)	(65,362)	(287,115)
Net capital share transactions	(125,724)	63,979	(122,302)	(1,697)
Total increase (decrease) in net assets	45,405	85,812	(11,015)	(86,276)
Net assets:
Beginning of period	2,187,256	2,101,444	2,103,196	2,189,472
End of period	$2,232,661	$2,187,256	$2,092,181	$2,103,196
*
Unaudited.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series	264

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds ("the funds"), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.
American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

265	American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Cash — Cash may include amounts held in an interest bearing deposit facility.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	266

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

267	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2024 (dollars in thousands):

American Funds Insurance Series	268

Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,496,538	$835,497	$—	$2,332,035
Health care	783,131	486,858	—	1,269,989
Industrials	504,090	612,266	—	1,116,356
Consumer discretionary	493,789	549,217	—	1,043,006
Financials	474,495	412,949	— *	887,444
Communication services	358,906	111,356	—	470,262
Energy	230,378	97,226	— *	327,604
Consumer staples	173,887	100,136	—	274,023
Materials	142,845	55,327	—	198,172
Real estate	13,934	—	—	13,934
Utilities	10,957	—	—	10,957
Preferred securities	—	18,658	—	18,658
Short-term securities	299,496	—	—	299,496
Total	$4,982,446	$3,279,490	$— *	$8,261,936
*
Amount less than one thousand.
Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$333,520	$472,428	$—	$805,948
Consumer discretionary	370,427	124,803	—	495,230
Information technology	292,194	184,507	964	477,665
Health care	322,651	127,668	—	450,319
Financials	96,921	198,131	—	295,052
Communication services	67,832	67,363	—	135,195
Materials	37,887	83,545	—	121,432
Real estate	27,198	52,921	—	80,119
Energy	36,583	11,289	—	47,872
Utilities	18,763	23,994	—	42,757
Consumer staples	3,059	19,572	—	22,631
Preferred securities	1,920	—	16,680	18,600
Short-term securities	96,014	—	—	96,014
Total	$1,704,969	$1,366,221	$17,644	$3,088,834

269	American Funds Insurance Series

Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,917,689	$562,348	$4,384	$10,484,421
Communication services	8,695,327	—	—	8,695,327
Health care	6,280,230	252,547	31,351	6,564,128
Consumer discretionary	4,964,660	387,171	—	5,351,831
Industrials	4,555,144	231,471	2,674	4,789,289
Financials	3,007,253	44,932	—	3,052,185
Energy	1,645,161	—	—	1,645,161
Consumer staples	1,160,149	—	—	1,160,149
Materials	634,937	30,077	—	665,014
Utilities	341,689	—	—	341,689
Real estate	66,223	—	—	66,223
Preferred securities	—	—	116,405	116,405
Rights & warrants	—	— *	—	— *
Convertible stocks	6,005	—	—	6,005
Short-term securities	976,096	—	—	976,096
Total	$42,250,563	$1,508,546	$154,814	$43,913,923
*
Amount less than one thousand.
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$30,605	$1,241,269	$—	$1,271,874
Information technology	225,072	795,333	5,140	1,025,545
Health care	9,414	925,782	—	935,196
Materials	300,585	574,695	—	875,280
Consumer discretionary	238,676	569,978	—	808,654
Financials	207,655	569,258	—	776,913
Energy	195,370	304,691	—	500,061
Communication services	—	366,276	—	366,276
Consumer staples	73,820	227,237	—	301,057
Utilities	—	82,776	—	82,776
Real estate	—	50,416	—	50,416
Preferred securities	7,588	18,074	470	26,132
Rights & warrants	—	— *	—	— *
Short-term securities	254,704	—	—	254,704
Total	$1,543,489	$5,725,785	$5,610	$7,274,884
*
Amount less than one thousand.

American Funds Insurance Series	270

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$262,334	$324,569	$411	$587,314
Financials	141,383	421,482	— *	562,865
Industrials	105,231	285,250	—	390,481
Consumer discretionary	129,842	250,165	— *	380,007
Health care	145,370	217,767	—	363,137
Communication services	130,846	181,115	—	311,961
Consumer staples	55,651	184,935	—	240,586
Materials	141,138	85,753	— *	226,891
Energy	32,790	54,044	— *	86,834
Real estate	13,751	48,224	—	61,975
Utilities	11,565	22,452	—	34,017
Preferred securities	9,731	9,004	6,048	24,783
Rights & warrants	—	1,140	—	1,140
Convertible stocks	266	—	—	266
Bonds, notes & other debt instruments	—	123,092	—	123,092
Short-term securities	145,254	1,600	—	146,854
Total	$1,325,152	$2,210,592	$6,459	$3,542,203

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51	$—	$—	$51
Unrealized appreciation on open forward currency contracts	—	131	—	131
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(71)	—	—	(71)
Unrealized depreciation on open forward currency contracts	—	(195)	—	(195)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6)	—	(6)
Unrealized depreciation on bilateral interest rate swaps	—	(197)	—	(197)
Total	$(20)	$(260)	$—	$(280)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2024, all of the fund’s investment securities were classified as Level 1.

271	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$288,987	$140,656	$—	$429,643
Industrials	114,248	146,844	—	261,092
Health care	164,291	87,733	—	252,024
Financials	99,630	110,715	— *	210,345
Consumer discretionary	107,808	67,587	—	175,395
Communication services	82,784	44,791	—	127,575
Consumer staples	63,456	54,404	—	117,860
Materials	56,110	59,443	—	115,553
Energy	77,243	18,285	— *	95,528
Utilities	21,117	17,151	—	38,268
Real estate	8,777	3,167	—	11,944
Preferred securities	—	1,284	—	1,284
Convertible stocks	2,193	—	—	2,193
Bonds, notes & other debt instruments	—	2,396	—	2,396
Short-term securities	71,370	—	—	71,370
Total	$1,158,014	$754,456	$— *	$1,912,470
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,974,592	$468,429	$—	$10,443,021
Industrials	5,400,370	265,011	—	5,665,381
Health care	5,144,347	283,784	—	5,428,131
Communication services	4,197,118	—	—	4,197,118
Consumer discretionary	3,601,831	293,612	—	3,895,443
Financials	3,879,668	—	—	3,879,668
Consumer staples	815,121	569,845	—	1,384,966
Energy	1,212,871	—	—	1,212,871
Materials	1,210,526	—	—	1,210,526
Utilities	931,665	—	—	931,665
Real estate	729,800	—	—	729,800
Bonds, notes & other debt instruments	—	5,638	—	5,638
Short-term securities	1,121,126	—	—	1,121,126
Total	$38,219,035	$1,886,319	$—	$40,105,354

American Funds Insurance Series	272

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,829	$56,328	$— *	$61,157
Information technology	4,793	44,468	—	49,261
Industrials	7,610	37,626	—	45,236
Consumer discretionary	4,003	28,983	—	32,986
Health care	844	27,802	—	28,646
Consumer staples	5,502	21,656	—	27,158
Communication services	2,254	19,795	—	22,049
Energy	5,807	9,819	— *	15,626
Materials	8,436	7,056	— *	15,492
Utilities	970	5,452	—	6,422
Real estate	842	4,244	—	5,086
Preferred securities	247	187	—	434
Short-term securities	19,520	—	—	19,520
Total	$65,657	$263,416	$— *	$329,073
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$100,714	$69,319	$— *	$170,033
Information technology	116,169	35,965	—	152,134
Health care	94,374	34,786	—	129,160
Industrials	63,400	55,975	—	119,375
Consumer staples	69,924	44,266	—	114,190
Energy	59,901	22,075	— *	81,976
Utilities	45,923	33,806	—	79,729
Consumer discretionary	33,679	23,036	—	56,715
Real estate	44,779	7,895	—	52,674
Communication services	17,630	18,790	—	36,420
Materials	15,932	14,052	—	29,984
Convertible stocks	1,435	—	—	1,435
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	103,963	98	104,061
U.S. Treasury bonds & notes	—	59,854	—	59,854
Corporate bonds, notes & loans	—	31,284	—	31,284
Asset-backed obligations	—	11,035	—	11,035
Bonds & notes of governments & government agencies outside the U.S.	—	746	—	746
Municipals	—	344	—	344
Investment funds	30,145	—	—	30,145
Short-term securities	95,267	—	—	95,267
Total	$789,272	$567,191	$98	$1,356,561
Refer to the next page for footnote.

273	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$577	$—	$—	$577
Unrealized appreciation on centrally cleared interest rate swaps	—	446	—	446
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Total	$574	$448	$—	$1,022
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,353,314	$22,990	$—	$4,376,304
Health care	2,525,391	218,654	18,138	2,762,183
Financials	2,608,729	54,564	— *	2,663,293
Communication services	1,804,461	—	—	1,804,461
Consumer discretionary	1,539,970	240,597	1,199	1,781,766
Industrials	1,545,510	155,442	—	1,700,952
Materials	1,131,819	—	2,890	1,134,709
Consumer staples	865,162	95,409	—	960,571
Energy	862,445	—	1,282	863,727
Real estate	289,295	—	—	289,295
Utilities	43,079	—	—	43,079
Preferred securities	—	—	771	771
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	11,596	11,596
Convertible bonds & notes	—	2,501	—	2,501
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,453,506	—	2,453,506
U.S. Treasury bonds & notes	—	1,626,887	—	1,626,887
Corporate bonds, notes & loans	—	1,585,311	3,079	1,588,390
Asset-backed obligations	—	613,243	5,930	619,173
Bonds & notes of governments & government agencies outside the U.S.	—	46,638	—	46,638
Municipals	—	29,674	—	29,674
Investment funds	1,423,069	—	—	1,423,069
Short-term securities	1,780,820	—	—	1,780,820
Total	$20,773,064	$7,145,416	$44,885	$27,963,365

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,673	$—	$—	$7,673
Unrealized appreciation on centrally cleared interest rate swaps	—	1,397	—	1,397
Liabilities:
Unrealized depreciation on futures contracts	(3,890)	—	—	(3,890)
Unrealized depreciation on centrally cleared credit default swaps	—	(28)	—	(28)
Total	$3,783	$1,369	$—	$5,152
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	274

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$37,992	$9,482	$—	$47,474
Health care	21,907	16,099	—	38,006
Industrials	19,771	12,069	—	31,840
Financials	11,701	18,498	—	30,199
Consumer staples	3,912	18,250	—	22,162
Materials	11,783	7,524	—	19,307
Communication services	16,421	1,735	—	18,156
Consumer discretionary	9,682	6,096	—	15,778
Energy	8,591	3,541	—	12,132
Utilities	7,953	3,955	—	11,908
Real estate	1,613	3,125	—	4,738
Preferred securities	—	315	—	315
Convertible stocks	1,975	—	—	1,975
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	50,730	—	50,730
Mortgage-backed obligations	—	27,047	—	27,047
Corporate bonds, notes & loans	—	22,836	—	22,836
U.S. Treasury bonds & notes	—	17,016	—	17,016
Asset-backed obligations	—	1,218	—	1,218
Federal agency bonds & notes	—	201	—	201
Municipals	—	135	—	135
Investment funds	3,858	—	—	3,858
Short-term securities	32,269	1,693	—	33,962
Total	$189,428	$221,565	$—	$410,993

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$230	$—	$—	$230
Unrealized appreciation on open forward currency contracts	—	183	—	183
Unrealized appreciation on centrally cleared interest rate swaps	—	205	—	205
Liabilities:
Unrealized depreciation on futures contracts	(27)	—	—	(27)
Unrealized depreciation on open forward currency contracts	—	(286)	—	(286)
Unrealized depreciation on centrally cleared interest rate swaps	—	(94)	—	(94)
Unrealized depreciation on bilateral interest rate swaps	—	(157)	—	(157)
Unrealized depreciation on centrally cleared credit default swaps	—	(19)	—	(19)
Total	$203	$(168)	$—	$35
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

275	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,607,884	$1,642	$4,609,526
Corporate bonds, notes & loans	—	3,399,615	—	3,399,615
U.S. Treasury bonds & notes	—	1,938,945	—	1,938,945
Asset-backed obligations	—	564,361	9,745	574,106
Municipals	—	167,632	—	167,632
Bonds & notes of governments & government agencies outside the U.S.	—	114,266	—	114,266
Federal agency bonds & notes	—	11,365	—	11,365
Common stocks	—	15	—	15
Short-term securities	1,710,287	—	—	1,710,287
Total	$1,710,287	$10,804,083	$11,387	$12,525,757

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,317	$—	$—	$22,317
Unrealized appreciation on open forward currency contracts	—	1,071	—	1,071
Unrealized appreciation on centrally cleared interest rate swaps	—	4,764	—	4,764
Unrealized appreciation on centrally cleared credit default swaps	—	796	—	796
Liabilities:
Unrealized depreciation on futures contracts	(4,922)	—	—	(4,922)
Unrealized depreciation on open forward currency contracts	—	(125)	—	(125)
Unrealized depreciation on centrally cleared interest rate swaps	—	(750)	—	(750)
Total	$17,395	$5,756	$—	$23,151
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	276

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$266,716	$—	$266,716
Japanese yen	—	77,428	—	77,428
British pounds	—	63,909	—	63,909
Chinese yuan renminbi	—	52,474	—	52,474
Mexican pesos	—	41,908	—	41,908
Brazilian reais	—	38,821	—	38,821
Canadian dollars	—	31,560	—	31,560
South Korean won	—	29,309	—	29,309
Australian dollars	—	25,115	—	25,115
Indonesian rupiah	—	21,091	—	21,091
Norwegian kroner	—	9,889	—	9,889
Indian rupees	—	8,054	—	8,054
Israeli shekels	—	7,221	—	7,221
New Zealand dollars	—	6,207	—	6,207
Danish kroner	—	6,116	—	6,116
Polish zloty	—	3,430	—	3,430
Turkish lira	—	3,411	—	3,411
Chilean pesos	—	2,600	—	2,600
Malaysian ringgits	—	2,166	—	2,166
South African rand	—	2,074	—	2,074
Colombian pesos	—	1,121	—	1,121
Romanian leu	—	1,067	—	1,067
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	703,356	200	703,556
Preferred securities	—	—	82	82
Common stocks	—	84	477	561
Investment funds	20,617	—	—	20,617
Short-term securities	210,562	46,873	—	257,435
Options purchased on futures (equity style)	950	—	—	950
Options purchased on foreign currency (equity style)	—	5	—	5
Total	$232,129	$1,452,011	$759	$1,684,899

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,055	$—	$—	$2,055
Unrealized appreciation on open forward currency contracts	—	1,871	—	1,871
Unrealized appreciation on centrally cleared interest rate swaps	—	1,228	—	1,228
Unrealized appreciation on centrally cleared credit default swaps	—	19	—	19
Liabilities:
Value of options written	(916)	(4)	—	(920)
Unrealized depreciation on futures contracts	(494)	—	—	(494)
Unrealized depreciation on open forward currency contracts	—	(3,859)	—	(3,859)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,188)	—	(1,188)
Unrealized depreciation on bilateral interest rate swaps	—	(1,221)	—	(1,221)
Unrealized depreciation on centrally cleared credit default swaps	—	(199)	—	(199)
Total	$645	$(3,353)	$—	$(2,708)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

277	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$793,501	$5,708	$799,209
U.S. Treasury bonds & notes	—	885	—	885
Mortgage-backed obligations	—	—	696	696
Bonds & notes of governments & government agencies outside the U.S.	—	339	—	339
Convertible bonds & notes	—	578	—	578
Common stocks	21,231	4,469	29,034	54,734
Preferred securities	—	1,416	1,751	3,167
Rights & warrants	—	265	—	265
Short-term securities	20,436	—	—	20,436
Total	$41,667	$801,453	$37,189	$880,309

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$137	$—	$—	$137
Unrealized appreciation on centrally cleared credit default swaps	—	25	—	25
Liabilities:
Unrealized depreciation on futures contracts	(58)	—	—	(58)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$79	$21	$—	$100
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2024
Investment securities	$37,049	$—	$2,144	$— [4]	$—	$(1,548)	$(456)	$37,189
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2024								$(1,595)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.
4
Amount less than one thousand.

American Funds Insurance Series	278

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$6,404	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	1%	1%	Decrease
		Market comparables	Yield	11%	11%	Decrease
Common stocks	29,034	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.7x - 7.9x	6.3x	Increase
			Premium to EV/EBITDA multiple	14%	14%	Increase
			Discount to EV/EBITDA multiple	13%	13%	Decrease
			EV/EBITDA less CapEx multiple	11.2x	11.2x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	6% - 16%	12%	Decrease
Preferred securities	1,751	Market comparables	EV/EBITDA multiple	4.5x	4.5x	Increase
			DLOM	15%	15%	Decrease
	$37,189
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CapEx = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$98,064	$—	$98,064
U.S. Treasury bonds & notes	—	6,669	—	6,669
Asset-backed obligations	—	1,309	—	1,309
Short-term securities	—	40,665	—	40,665
Total	$—	$146,707	$—	$146,707

279	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$353	$—	$—	$353
Unrealized appreciation on centrally cleared interest rate swaps	—	99	—	99
Liabilities:
Unrealized depreciation on futures contracts	(68)	—	—	(68)
Total	$285	$99	$—	$384
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,017,781	$—	$1,017,781
U.S. Treasury bonds & notes	—	591,525	—	591,525
Federal agency bonds & notes	—	73,076	—	73,076
Short-term securities	—	335,847	—	335,847
Options purchased on futures (equity style)	578	—	—	578
Total	$578	$2,018,229	$—	$2,018,807

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,562	$—	$—	$4,562
Unrealized appreciation on centrally cleared interest rate swaps	—	19,570	—	19,570
Liabilities:
Value of options written	(496)	—	—	(496)
Unrealized depreciation on futures contracts	(1,800)	—	—	(1,800)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,433)	—	(5,433)
Total	$2,266	$14,137	$—	$16,403
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	280

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries

281	American Funds Insurance Series

may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	282

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

283	American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively

American Funds Insurance Series	284

lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

285	American Funds Insurance Series

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4,457	$4,789	$10	$4,310
Global Small Capitalization Fund	41,131	17,225	26,164	15,503
Growth Fund	38,162	39,028	—	35,125
International Fund	9,093	—	9,548	—
New World Fund	14,933	7,477	8,154	6,729
Capital World Growth and Income Fund	10,543	9,661	1,447	8,695
Growth-Income Fund	114,087	119,835	—	107,852
International Growth and Income Fund	715	—	776	—
Capital Income Builder	20,164	16,497	4,730	14,847
Asset Allocation Fund	19,113	19,914	—	17,923
American Funds Global Balanced Fund	143	147	—	132
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series	286

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $447,000, $31,000 and $462,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due.  Unrealized appreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $1,000, less than $1,000 and $2,000, respectively, is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

287	American Funds Insurance Series

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American Funds Insurance Series	288

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

289	American Funds Insurance Series

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$25,058	$22,753	$4,892	Not applicable
Capital Income Builder	Not applicable	Not applicable	120,340	7*	35,978	5,611
Asset Allocation Fund	Not applicable	Not applicable	3,234,309	Not applicable	255,086	26,850
Global Balanced Fund	$10,100*	Not applicable	45,558	34,490	19,141	4,183
Capital World Bond Fund	329,760	$7,708	583,683	525,898	228,366	57,843
The Bond Fund of America	Not applicable	Not applicable	7,050,960	91,159	611,143	85,511
American High-Income Trust	Not applicable	Not applicable	29,295	Not applicable	Not applicable	14,833
American Funds Mortgage Fund	600*	Not applicable	86,936	Not applicable	4,206	Not applicable
U.S. Government Securities Fund	333,790	Not applicable	1,954,574	Not applicable	765,828	Not applicable
Managed Risk Growth Fund	484,810	Not applicable	9,732	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	102,520	Not applicable	1,251	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	333,840	Not applicable	3,266	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,499,679	Not applicable	37,945	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	369,433	Not applicable	46,989	Not applicable	Not applicable	Not applicable
1
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$51	Unrealized depreciation[2]	$71
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	131	Unrealized depreciation on open forward currency contracts	195
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	7	Unrealized depreciation[2]	6
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	197
			$189		$469

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(111)	Net unrealized appreciation (depreciation) on futures contracts	$1
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	64	Net unrealized appreciation (depreciation) on forward currency contracts	49
Swap	Interest	Net realized gain (loss) on swap contracts	(113)	Net unrealized appreciation (depreciation) on swap contracts	(291)
			$(160)		$(241)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	290

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$577	Unrealized depreciation[2]	$3
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	446	Unrealized depreciation[2]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	2	Unrealized depreciation[2]	—
			$1,025		$3

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(948)	Net unrealized appreciation (depreciation) on futures contracts	$(1,882)
Swap	Interest	Net realized gain (loss) on swap contracts	(121)	Net unrealized appreciation (depreciation) on swap contracts	392
Swap	Credit	Net realized gain (loss) on swap contracts	562	Net unrealized appreciation (depreciation) on swap contracts	(378)
			$(507)		$(1,868)
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$7,673	Unrealized depreciation[2]	$3,890
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,397	Unrealized depreciation[2]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	28
			$9,070		$3,918

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(23,417)	Net unrealized appreciation (depreciation) on futures contracts	$(3,393)
Swap	Interest	Net realized gain (loss) on swap contracts	579	Net unrealized appreciation (depreciation) on swap contracts	257
Swap	Credit	Net realized gain (loss) on swap contracts	249	Net unrealized appreciation (depreciation) on swap contracts	(124)
			$(22,589)		$(3,260)
Refer to the end of the tables for footnotes.

291	American Funds Insurance Series

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$230	Unrealized depreciation[2]	$27
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	183	Unrealized depreciation on open forward currency contracts	286
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	205	Unrealized depreciation[2]	94
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	157
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	19
			$618		$583

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(52)	Net unrealized appreciation (depreciation) on futures contracts	$(144)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(57)	Net unrealized appreciation (depreciation) on forward currency contracts	(421)
Swap	Interest	Net realized gain (loss) on swap contracts	(264)	Net unrealized appreciation (depreciation) on swap contracts	28
Swap	Credit	Net realized gain (loss) on swap contracts	52	Net unrealized appreciation (depreciation) on swap contracts	(29)
			$(321)		$(566)
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$22,317	Unrealized depreciation[2]	$4,922
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,071	Unrealized depreciation on open forward currency contracts	125
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	4,764	Unrealized depreciation[2]	750
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	796	Unrealized depreciation[2]	—
			$28,948		$5,797

Refer to the end of the tables for footnotes.

American Funds Insurance Series	292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(65,889)	Net unrealized appreciation (depreciation) on futures contracts	$(40,875)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,525	Net unrealized appreciation (depreciation) on forward currency contracts	1,842
Swap	Interest	Net realized gain (loss) on swap contracts	(2,115)	Net unrealized appreciation (depreciation) on swap contracts	3,659
Swap	Credit	Net realized gain (loss) on swap contracts	(4,815)	Net unrealized appreciation (depreciation) on swap contracts	2,265
			$(71,294)		$(33,109)
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$5	Investment securities	$—
Options purchased (equity style)	Interest	Investment securities	950	Investment securities	—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	4
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	916
Futures	Interest	Unrealized appreciation[2]	2,055	Unrealized depreciation[2]	494
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,871	Unrealized depreciation on open forward currency contracts	3,859
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,228	Unrealized depreciation[2]	1,188
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	1,221
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	19	Unrealized depreciation[2]	199
			$6,128		$7,881

Refer to the end of the tables for footnotes.

293	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$18	Net unrealized appreciation (depreciation) on investments	$(19)
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	—	Net unrealized appreciation (depreciation) on investments	188
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	(66)	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	300	Net unrealized appreciation (depreciation) on options written	(93)
Futures	Interest	Net realized gain (loss) on futures contracts	(91)	Net unrealized appreciation (depreciation) on futures contracts	(4,341)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,028)	Net unrealized appreciation (depreciation) on forward currency contracts	(5,821)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,170)	Net unrealized appreciation (depreciation) on swap contracts	(296)
Swap	Credit	Net realized gain (loss) on swap contracts	802	Net unrealized appreciation (depreciation) on swap contracts	(698)
			$(2,235)		$(11,080)
American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$137	Unrealized depreciation[2]	$58
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	25	Unrealized depreciation[2]	4
			$162		$62

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(100)	Net unrealized appreciation (depreciation) on futures contracts	$70
Swap	Credit	Net realized gain (loss) on swap contracts	(213)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(313)		$71
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$353	Unrealized depreciation[2]	$68
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	99	Unrealized depreciation[2]	—
			$452		$68

Refer to the end of the tables for footnotes.

American Funds Insurance Series	294

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(761)	Net unrealized appreciation (depreciation) on futures contracts	$(715)
Swap	Interest	Net realized gain (loss) on swap contracts	20	Net unrealized appreciation (depreciation) on swap contracts	89
			$(741)		$(626)
U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$578	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	496
Futures	Interest	Unrealized appreciation[2]	4,562	Unrealized depreciation[2]	1,800
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	19,570	Unrealized depreciation[2]	5,433
			$24,710		$7,729

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(51)	Net unrealized appreciation (depreciation) on investments	$(372)
Options written (equity style)	Interest	Net realized gain (loss) on options written	92	Net unrealized appreciation (depreciation) on options written	360
Futures	Interest	Net realized gain (loss) on futures contracts	(3,042)	Net unrealized appreciation (depreciation) on futures contracts	(16,056)
Swap	Interest	Net realized gain (loss) on swap contracts	2,656	Net unrealized appreciation (depreciation) on swap contracts	(916)
			$(345)		$(16,984)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$866	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	40	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	5	Unrealized depreciation[2]	—
			$911		$—

Refer to the end of the tables for footnotes.

295	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,269)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$522
Futures	Currency	Net realized gain (loss) on futures contracts	(36)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,064)	Net realized appreciation (depreciation) on futures contracts	(350)
Futures	Interest	Net realized gain (loss) on futures contracts	18	Net realized appreciation (depreciation) on futures contracts	(86)
			$(3,351)		$86
Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$934	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	18	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	9	Unrealized depreciation[2]	—
			$961		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(437)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$588
Futures	Equity	Net realized gain (loss) on futures contracts	(255)	Net realized appreciation (depreciation) on futures contracts	83
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net realized appreciation (depreciation) on futures contracts	(17)
			$(709)		$654
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$458	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	20	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	22	Unrealized depreciation[2]	—
			$500		$—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,485)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$334
Futures	Currency	Net realized gain (loss) on futures contracts	(7)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	428	Net realized appreciation (depreciation) on futures contracts	(236)
Futures	Interest	Net realized gain (loss) on futures contracts	(39)	Net realized appreciation (depreciation) on futures contracts	(43)
			$(1,103)		$55
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$4,616	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	201	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	51	Unrealized depreciation[2]	—
			$4,868		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(15,868)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$3,986
Futures	Currency	Net realized gain (loss) on futures contracts	(28)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	7,935	Net realized appreciation (depreciation) on futures contracts	(1,707)
Futures	Interest	Net realized gain (loss) on futures contracts	(86)	Net realized appreciation (depreciation) on futures contracts	(89)
			$(8,047)		$2,190
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$698	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	38	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	368	Unrealized depreciation[2]	—
			$1,104		$—

Refer to the end of the tables for footnotes.

297	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,481)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$157
Futures	Currency	Net realized gain (loss) on futures contracts	(24)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	241	Net realized appreciation (depreciation) on futures contracts	(354)
Futures	Interest	Net realized gain (loss) on futures contracts	(627)	Net realized appreciation (depreciation) on futures contracts	(645)
			$(1,891)		$(842)
2
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The tables on the following pages present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):

American Funds Insurance Series	298

New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$ — †	$ —	$ —	$ —	$ — †
Bank of New York Mellon	1	—	—	—	1
Barclays Bank PLC	59	(59)	—	—	—
BNP Paribas	1	(1)	—	—	—
Citibank	33	(15)	—	—	18
Goldman Sachs	5	(5)	—	—	—
HSBC Bank	1	—	—	—	1
JPMorgan Chase	22	(22)	—	—	—
Morgan Stanley	— †	—	—	—	— †
Standard Chartered Bank	— †	—	—	—	— †
UBS AG	9	—	—	—	9
Total	$131	$ (102)	$ —	$ —	$29
Liabilities:
Bank of America	$28	$ —	$ —	$ —	$28
Barclays Bank PLC	84	(59)	—	—	25
BNP Paribas	16	(1)	—	—	15
Citibank	15	(15)	—	—	—
Goldman Sachs	105	(5)	—	—	99
JPMorgan Chase	32	(22)	—	—	10
Morgan Stanley	67	—	—	—	67
Standard Chartered Bank	45	—	—	—	45
Total	$392	$ (102)	$ —	$ —	$289
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$3	$ (3)	$ —	$ —	$ —
Bank of New York Mellon	— †	—	—	—	— †
Barclays Bank PLC	1	—	—	—	1
BNP Paribas	16	(16)	—	—	—
Citibank	32	(21)	—	—	11
Goldman Sachs	7	(7)	—	—	—
HSBC Bank	1	—	—	—	1
JPMorgan Chase	50	(27)	—	—	23
Morgan Stanley	68	(68)	—	—	—
Standard Chartered Bank	4	(1)	—	—	3
UBS AG	1	(1)	—	—	—
Total	$183	$ (144)	$ —	$ —	$39
Liabilities:
Bank of America	$43	$ (3)	$ —	$ —	$40
BNP Paribas	16	(16)	—	—	—
Citibank	21	(21)	—	—	—
Goldman Sachs	157	(7)	—	—	150
HSBC Bank	— †	—	—	—	— †
JPMorgan Chase	27	(27)	—	—	—
Morgan Stanley	106	(68)	—	—	38
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	72	(1)	—	—	71
Total	$443	$ (144)	$ —	$ —	$299
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$83	$ —	$ —	$ —	$83
JPMorgan Chase	902	—	—	(902)	—
UBS AG	86	—	—	—	86
Total	$1,071	$ —	$ —	$ (902)	$169
Liabilities:
BNP Paribas	$11	$ —	$ —	$ —	$11
HSBC Bank	4	—	—	—	5
Morgan Stanley	57	—	—	—	56
Standard Chartered Bank	53	—	—	—	53
Total	$125	$ —	$ —	$ —	$125
Refer to the end of the tables for footnotes.

American Funds Insurance Series	300

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$9	$ (9)	$ —	$ —	$ —
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	14	—	—	—	14
BNP Paribas	164	(164)	—	—	—
Citibank	604	(533)	—	(70)	1
Goldman Sachs	16	(16)	—	—	—
HSBC Bank	36	(36)	—	—	—
JPMorgan Chase	719	(719)	—	—	—
Morgan Stanley	250	(250)	—	—	—
Standard Chartered Bank	55	(26)	—	—	29
UBS AG	20	(20)	—	—	—
Total	$1,889	$ (1,775)	$ —	$ (70)	$44
Liabilities:
Bank of America	$447	$ (9)	$ (341)	$ —	$97
Bank of New York Mellon	28	(2)	—	—	26
BNP Paribas	189	(164)	(25)	—	—
Citibank	533	(534)	—	—	—
Goldman Sachs	1,306	(16)	(1,055)	—	235
HSBC Bank	150	(36)	—	—	114
JPMorgan Chase	797	(719)	(78)	—	—
Morgan Stanley	1,350	(250)	(1,100)	—	—
Standard Chartered Bank	26	(26)	—	—	—
UBS AG	273	(20)	(253)	—	—
Total	$5,099	$ (1,775)	$ (2,852)	$ —	$472
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, some of the funds recognized reclaims (net of

301	American Funds Insurance Series

fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,478	$26	$935
Growth Fund	1,938	2	147
New World Fund	717	3	88
Washington Mutual Investors Fund	31	1	2
Growth-Income Fund	119	12	2
International Growth and Income Fund	10	2	1
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2023:
Undistributed ordinary income	$49,194	$64,690	$95,057	$16,271	$12,831	$41,555
Undistributed long-term capital gains	226,821	72,052	977,737	—	15,882	87,738
Capital loss carryforward*	—	—	—	(540,672)	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	3,334,213	836,174	23,803,423	2,265,460	1,168,125	3,587,265
Gross unrealized depreciation on investments	(275,098)	(198,083)	(760,476)	(241,398)	(152,011)	(126,063)
Net unrealized appreciation (depreciation) on investments	3,059,115	638,091	23,042,947	2,024,062	1,016,114	3,461,202
Cost of investments	5,202,821	2,450,743	20,870,976	5,250,822	2,525,810	7,393,946

Refer to the end of the tables for footnote.

American Funds Insurance Series	302

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2023:
Undistributed ordinary income	$7,472	$158,609	$1,604	$16,757	$128,322	$1,794
Undistributed long-term capital gains	—	1,734,565	—	—	1,147,945	—
Capital loss carryforward*	(69,742)	—	(23,775)	(25,818)	—	(3,502)
Capital loss carryforward utilized	2,434	—	53	2,422	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	716,001	15,734,256	78,492	252,541	8,105,020	67,750
Gross unrealized depreciation on investments	(67,700)	(412,968)	(22,273)	(40,938)	(821,861)	(16,781)
Net unrealized appreciation (depreciation) on investments	648,301	15,321,288	56,219	211,603	7,283,159	50,969
Cost of investments	1,264,169	24,784,066	272,854	1,145,971	20,684,961	359,798

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2023:
Undistributed ordinary income	$75,445	$2,620	$9,868	$855	$3,298	$11,745
Capital loss carryforward*	(1,359,397)	(186,363)	(331,897)	(11,994)	(1)	(254,504)
As of June 30, 2024:
Gross unrealized appreciation on investments	29,945	8,677	44,282	(166)	—	—
Gross unrealized depreciation on investments	(373,101)	(114,867)	(48,276)	(1,784)	(150)	—
Net unrealized appreciation (depreciation) on investments	(343,156)	(106,190)	(3,994)	(1,950)	(150)	—
Cost of investments	12,898,585	1,786,407	885,320	149,041	347,924	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2023:
Undistributed ordinary income	$2,419	$1,560	$5,147	$30,091	$36,425
Undistributed long-term capital gains	—	—	—	28,787	28,917
Capital loss carryforward*	(12,281)	(13,949)	(17,511)	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	122,554	18,260	52,506	322,868	99,562
Gross unrealized depreciation on investments	(102,050)	(23,350)	(28,475)	(84,269)	(31,883)
Net unrealized appreciation (depreciation) on investments	20,504	(5,090)	24,031	238,599	67,679
Cost of investments	499,216	128,016	305,059	1,993,010	2,025,662
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

303	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$22,379	$99,126	$121,505	$36,245	$238,315	$274,560
Class 1A	115	536	651	148	1,195	1,343
Class 2	21,905	103,301	125,206	30,048	259,863	289,911
Class 4	4,815	23,878	28,693	4,681	49,927	54,608
Total	$49,214	$226,841	$276,055	$71,122	$549,300	$620,422
Global Small Capitalization Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,885	$21,820	$41,705	$4,595	$11,794	$16,389
Class 1A	107	119	226	12	59	71
Class 2	38,505	43,051	81,556	4,713	23,554	28,267
Class 4	6,213	7,070	13,283	76	3,623	3,699
Total	$64,710	$72,060	$136,770	$9,396	$39,030	$48,426
Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,569	$433,019	$479,588	$93,186	$861,352	$954,538
Class 1A	672	7,268	7,940	926	13,243	14,169
Class 2	39,506	433,759	473,265	58,531	924,799	983,330
Class 3	548	5,725	6,273	883	11,837	12,720
Class 4	7,808	97,988	105,796	5,132	167,524	172,656
Total	$95,103	$977,759	$1,072,862	$158,658	$1,978,755	$2,137,413
International Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,264	$—	$8,264	$50,154	$—	$50,154
Class 1A	26	—	26	150	—	150
Class 2	7,183	—	7,183	42,608	—	42,608
Class 3	36	—	36	219	—	219
Class 4	781	—	781	4,367	—	4,367
Total	$16,290	$—	$16,290	$97,498	$—	$97,498

American Funds Insurance Series	304

New World Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$7,141	$8,227	$15,368	$28,772	$—	$28,772
Class 1A	38	49	87	146	—	146
Class 2	3,001	3,828	6,829	11,303	—	11,303
Class 4	2,660	3,785	6,445	9,222	—	9,222
Total	$12,840	$15,889	$28,729	$49,443	$—	$49,443
Washington Mutual Investors Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,177	$50,394	$75,571	$118,356	$52,370	$170,726
Class 1A	92	202	294	338	194	532
Class 2	11,104	24,567	35,671	51,574	26,108	77,682
Class 4	5,236	12,608	17,844	20,772	11,035	31,807
Total	$41,609	$87,771	$129,380	$191,040	$89,707	$280,747
Capital World Growth and Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,490	$—	$2,490	$11,646	$—	$11,646
Class 1A	32	—	32	125	—	125
Class 2	4,048	—	4,048	18,495	—	18,495
Class 4	910	—	910	3,732	—	3,732
Total	$7,480	$—	$7,480	$33,998	$—	$33,998
Growth-Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$97,641	$1,023,186	$1,120,827	$327,645	$1,077,919	$1,405,564
Class 1A	148	1,702	1,850	440	1,649	2,089
Class 2	51,870	597,677	649,547	164,035	642,837	806,872
Class 3	580	6,513	7,093	1,848	6,857	8,705
Class 4	8,444	105,495	113,939	22,003	96,356	118,359
Total	$158,683	$1,734,573	$1,893,256	$515,971	$1,825,618	$2,341,589
International Growth and Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$84	$—	$84	$394	$—	$394
Class 1A	30	—	30	151	—	151
Class 2	793	—	793	3,949	—	3,949
Class 4	699	—	699	3,139	—	3,139
Total	$1,606	$—	$1,606	$7,633	$—	$7,633

305	American Funds Insurance Series

Capital Income Builder
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,883	$—	$8,883	$19,561	$—	$19,561
Class 1A	127	—	127	290	—	290
Class 2	182	—	182	410	—	410
Class 4	6,154	—	6,154	14,650	—	14,650
Total	$15,346	$—	$15,346	$34,911	$—	$34,911
Asset Allocation Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$79,659	$678,739	$758,398	$364,001	$578,217	$942,218
Class 1A	154	1,422	1,576	663	1,038	1,701
Class 2	20,306	187,595	207,901	91,196	163,182	254,378
Class 3	147	1,326	1,473	644	1,097	1,741
Class 4	28,102	278,890	306,992	111,055	215,145	326,200
Total	$128,368	$1,147,972	$1,276,340	$567,559	$958,679	$1,526,238
American Funds Global Balanced Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$485	$—	$485	$1,780	$11,386	$13,166
Class 1A	13	—	13	43	310	353
Class 2	721	—	721	2,558	18,886	21,444
Class 4	577	—	577	1,750	14,227	15,977
Total	$1,796	$—	$1,796	$6,131	$44,809	$50,940
The Bond Fund of America
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$48,870	$—	$48,870	$246,119	$—	$246,119
Class 1A	1,353	—	1,353	8,577	—	8,577
Class 2	18,656	—	18,656	97,823	—	97,823
Class 4	6,606	—	6,606	30,097	—	30,097
Total	$75,485	$—	$75,485	$382,616	$—	$382,616
Capital World Bond Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,933	$—	$1,933	$—	$—	$—
Class 1A	122	—	122	—	—	—
Class 2	573	—	573	—	—	—
Class 4	—	—	—	—	—	—
Total	$2,628	$—	$2,628	$—	$—	$—

American Funds Insurance Series	306

American High-Income Trust
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,576	$—	$2,576	$15,308	$—	$15,308
Class 1A	33	—	33	171	—	171
Class 2	5,989	—	5,989	36,274	—	36,274
Class 3	88	—	88	556	—	556
Class 4	1,188	—	1,188	5,957	—	5,957
Total	$9,874	$—	$9,874	$58,266	$—	$58,266
American Funds Mortgage Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$136	$—	$136	$656	$—	$656
Class 1A	18	—	18	71	—	71
Class 2	341	—	341	1,633	—	1,633
Class 4	360	—	360	1,600	—	1,600
Total	$855	$—	$855	$3,960	$—	$3,960
Ultra-Short Bond Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$368	$—	$368	$1,981	$—	$1,981
Class 1A	1	—	1	5	—	5
Class 2	2,445	—	2,445	12,823	—	12,823
Class 3	36	—	36	198	—	198
Class 4	449	—	449	2,524	—	2,524
Total	$3,299	$—	$3,299	$17,531	$—	$17,531
U.S. Government Securities Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,833	$—	$1,833	$9,817	$—	$9,817
Class 1A	1,537	—	1,537	171	—	171
Class 2	7,184	—	7,184	39,205	—	39,205
Class 3	34	—	34	219	—	219
Class 4	1,165	—	1,165	6,275	—	6,275
Total	$11,753	$—	$11,753	$55,687	$—	$55,687
Managed Risk Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683

307	American Funds Insurance Series

Managed Risk International Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852
Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$43	$—	$43	$58	$363	$421
Class P2	5,105	—	5,105	5,936	41,630	47,566
Total	$5,148	$—	$5,148	$5,994	$41,993	$47,987
Managed Risk Growth-Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$26,378	$25,142	$51,520	$30,230	$230,056	$260,286
Class P2	3,727	3,660	7,387	3,723	33,365	37,088
Total	$30,105	$28,802	$58,907	$33,953	$263,421	$297,374
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$179	$138	$317	$164	$851	$1,015
Class P2	36,259	28,786	65,045	38,569	247,531	286,100
Total	$36,438	$28,924	$65,362	$38,733	$248,382	$287,115
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2024, total investment advisory services fees waived by CRMC were $26,277,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	308

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2024, before waiver	For the six months ended June 30, 2024, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.620
Growth Fund	.500	.275	.6	44.0	.307	.307
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.215
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.368
Growth-Income Fund	.500	.217	.6	44.0	.251	.251
International Growth and Income Fund	.478	.450	15.0	15.0	.491	.491
Capital Income Builder	.357	.330	15.0	15.0	.357	.220
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.215
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.271
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.228
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.232
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

309	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$530
Class 1A	$—	$24	3
Class 2	4,550	Not applicable	546
Class 4	999	999	120
Total class-specific expenses	$5,549	$1,023	$1,199
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$146
Class 1A	$—	$6	1
Class 2	2,262	Not applicable	272
Class 4	367	367	44
Total class-specific expenses	$2,629	$373	$463

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,776
Class 1A	$—	$376	45
Class 2	23,299	Not applicable	2,796
Class 3	225	Not applicable	37
Class 4	4,873	4,873	585
Total class-specific expenses	$28,397	$5,249	$6,239
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$504
Class 1A	$—	$16	2
Class 2	4,282	Not applicable	514
Class 3	15	Not applicable	2
Class 4	538	538	65
Total class-specific expenses	$4,835	$554	$1,087

American Funds Insurance Series	310

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$269
Class 1A	$—	$13	1
Class 2	1,023	Not applicable	123
Class 4	998	999	120
Total class-specific expenses	$2,021	$1,012	$513
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$922
Class 1A	$—	$30	4
Class 2	3,680	Not applicable	442
Class 4	1,796	1,797	215
Total class-specific expenses	$5,476	$1,827	$1,583

Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$10	1
Class 2	1,310	Not applicable	157
Class 4	305	306	37
Total class-specific expenses	$1,615	$316	$283
Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,466
Class 1A	$—	$47	6
Class 2	16,629	Not applicable	1,995
Class 3	132	Not applicable	22
Class 4	2,785	2,785	334
Total class-specific expenses	$19,546	$2,832	$5,823

International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$8	1
Class 2	204	Not applicable	25
Class 4	184	184	22
Total class-specific expenses	$388	$192	$50
Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$101
Class 1A	$—	$13	2
Class 2	19	Not applicable	2
Class 4	717	717	86
Total class-specific expenses	$736	$730	$191

Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,358
Class 1A	$—	$40	5
Class 2	5,361	Not applicable	643
Class 3	28	Not applicable	4
Class 4	7,573	7,573	909
Total class-specific expenses	$12,962	$7,613	$3,919
Refer to the end of the tables for footnote.
American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$4	— *
Class 2	197	Not applicable	24
Class 4	163	163	19
Total class-specific expenses	$360	$167	$58

311	American Funds Insurance Series

The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,037
Class 1A	$—	$305	37
Class 2	3,508	Not applicable	421
Class 4	1,239	1,239	149
Total class-specific expenses	$4,747	$1,544	$1,644
Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$96
Class 1A	$—	$15	2
Class 2	990	Not applicable	119
Class 4	69	69	8
Total class-specific expenses	$1,059	$84	$225

American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$34
Class 1A	$—	$4	— *
Class 2	661	Not applicable	79
Class 3	7	Not applicable	1
Class 4	145	145	18
Total class-specific expenses	$813	$149	$132
American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	— *
Class 2	53	Not applicable	6
Class 4	57	57	7
Total class-specific expenses	$110	$60	$16

Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$— *	— *
Class 2	331	Not applicable	40
Class 3	4	Not applicable	— *
Class 4	64	65	8
Total class-specific expenses	$399	$65	$54
U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$38
Class 1A	$—	$83	10
Class 2	1,314	Not applicable	158
Class 3	5	Not applicable	1
Class 4	226	225	27
Total class-specific expenses	$1,545	$308	$234

Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$625	625
Total class-specific expenses	$625	$641
Refer to the end of the tables for footnote.
Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$153	153
Total class-specific expenses	$153	$155

American Funds Insurance Series	312

Managed Risk Washington
Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$403	403
Total class-specific expenses	$403	$407
Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,421
Class P2	$349	349
Total class-specific expenses	$349	$2,770

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$2,596	2,596
Total class-specific expenses	$2,596	$2,609
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2024, total fees and expenses reimbursed by CRMC were $14,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$10	$14	$24
Global Small Capitalization Fund	4	5	9
Growth Fund	51	71	122
International Fund	9	12	21
New World Fund	4	6	10
Washington Mutual Investors Fund	13	18	31
Capital World Growth and Income Fund	2	3	5
Growth-Income Fund	48	67	115
International Growth and Income Fund	— *	1	1
Capital Income Builder	2	2	4
Asset Allocation Fund	33	45	78
American Funds Global Balanced Fund	— *	1	1
The Bond Fund of America	14	19	33
Capital World Bond Fund	2	3	5
American High-Income Trust	1	1	2
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	— *	1	1
U.S. Government Securities Fund	2	3	5
Managed Risk Growth Fund	— *	1	1
Managed Risk International Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	4	3	7
Managed Risk Asset Allocation Fund	3	3	6
*
Amount less than one thousand.

313	American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$185,363	$162,530	$100,137
Global Small Capitalization Fund	9,779	10,261	4,487
Growth Fund	276,084	113,332	33,608
International Fund	47,479	45,425	(9,681)
New World Fund	28,659	33,191	1,490
Washington Mutual Investors Fund	62,337	51,105	11,435
Capital World Growth and Income Fund	12,242	11,753	2,067
Growth-Income Fund	429,956	444,772	175,461
International Growth and Income Fund	2,925	1,842	(528)
Capital Income Builder	10,716	3,820	427
Asset Allocation Fund	149,337	34,973	8,303
American Funds Global Balanced Fund	2,168	4,003	1,180
American High-Income Trust	220	220	—
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2024.

American Funds Insurance Series	314

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$58,023	1,586	$121,506	3,310	$(311,481)	(8,480)	$(131,952)	(3,584)
Class 1A	990	27	650	18	(1,496)	(41)	144	4
Class 2	40,356	1,127	125,206	3,463	(325,272)	(9,039)	(159,710)	(4,449)
Class 4	70,829	1,986	28,693	803	(39,460)	(1,106)	60,062	1,683
Total net increase (decrease)	$170,198	4,726	$276,055	7,594	$(677,709)	(18,666)	$(231,456)	(6,346)
Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)
Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$33,400	1,823	$41,576	2,342	$(73,779)	(3,995)	$1,197	170
Class 1A	247	14	226	13	(260)	(14)	213	13
Class 2	39,656	2,261	81,556	4,892	(138,161)	(7,948)	(16,949)	(795)
Class 4	16,529	955	13,283	799	(21,271)	(1,225)	8,541	529
Total net increase (decrease)	$89,832	5,053	$136,641	8,046	$(233,471)	(13,182)	$(6,998)	(83)
Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)
Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$655,575	5,971	$479,015	4,433	$(1,195,371)	(11,103)	$(60,781)	(699)
Class 1A	21,734	201	7,940	74	(16,090)	(156)	13,584	119
Class 2	176,918	1,667	473,265	4,440	(1,542,724)	(14,509)	(892,541)	(8,402)
Class 3	954	9	6,273	57	(15,223)	(138)	(7,996)	(72)
Class 4	410,452	3,941	105,797	1,020	(168,884)	(1,630)	347,365	3,331
Total net increase (decrease)	$1,265,633	11,789	$1,072,290	10,024	$(2,938,292)	(27,536)	$(600,369)	(5,723)
Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)
International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$35,441	1,941	$8,265	441	$(284,297)	(15,512)	$(240,591)	(13,130)
Class 1A	883	50	26	1	(1,342)	(74)	(433)	(23)
Class 2	182,063	10,178	7,183	385	(367,567)	(20,317)	(178,321)	(9,754)
Class 3	—	—	36	2	(1,417)	(77)	(1,381)	(75)
Class 4	25,219	1,407	781	43	(26,107)	(1,458)	(107)	(8)
Total net increase (decrease)	$243,606	13,576	$16,291	872	$(680,730)	(37,438)	$(420,833)	(22,990)
Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$167,382	6,188	$15,367	576	$(149,225)	(5,629)	$33,524	1,135
Class 1A	300	12	87	3	(768)	(29)	(381)	(14)
Class 2	59,646	2,310	6,829	259	(89,918)	(3,452)	(23,443)	(883)
Class 4	35,488	1,373	6,446	247	(60,498)	(2,337)	(18,564)	(717)
Total net increase (decrease)	$262,816	9,883	$28,729	1,085	$(300,409)	(11,447)	$(8,864)	(479)
Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)
Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$41,139	2,672	$75,293	4,855	$(447,475)	(29,070)	$(331,043)	(21,543)
Class 1A	2,258	146	293	19	(1,605)	(107)	946	58
Class 2	22,273	1,482	35,671	2,347	(233,377)	(15,531)	(175,433)	(11,702)
Class 4	105,101	7,046	17,844	1,188	(50,841)	(3,435)	72,104	4,799
Total net increase (decrease)	$170,771	11,346	$129,101	8,409	$(733,298)	(48,143)	$(433,426)	(28,388)
Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)
Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$14,937	1,023	$2,432	162	$(56,976)	(3,880)	$(39,607)	(2,695)
Class 1A	754	54	32	3	(317)	(22)	469	35
Class 2	5,731	393	4,049	271	(93,127)	(6,391)	(83,347)	(5,727)
Class 4	12,505	880	910	62	(15,528)	(1,093)	(2,113)	(151)
Total net increase (decrease)	$33,927	2,350	$7,423	498	$(165,948)	(11,386)	$(124,598)	(8,538)
Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)
Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$135,226	2,132	$1,119,883	17,901	$(1,713,135)	(26,985)	$(458,026)	(6,952)
Class 1A	1,374	21	1,851	30	(2,255)	(36)	970	15
Class 2	55,518	891	649,546	10,570	(1,046,975)	(16,786)	(341,911)	(5,325)
Class 3	158	3	7,093	113	(9,594)	(152)	(2,343)	(36)
Class 4	143,054	2,332	113,940	1,888	(91,232)	(1,492)	165,762	2,728
Total net increase (decrease)	$335,330	5,379	$1,892,313	30,502	$(2,863,191)	(45,451)	$(635,548)	(9,570)
Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)
International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$1,145	109	$84	8	$(1,067)	(101)	$162	16
Class 1A	145	14	29	3	(764)	(77)	(590)	(60)
Class 2	1,862	183	793	75	(17,931)	(1,742)	(15,276)	(1,484)
Class 4	8,674	872	699	68	(9,207)	(917)	166	23
Total net increase (decrease)	$11,826	1,178	$1,605	154	$(28,969)	(2,837)	$(15,538)	(1,505)
Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$32,263	2,744	$8,883	747	$(30,017)	(2,538)	$11,129	953
Class 1A	353	30	127	11	(407)	(35)	73	6
Class 2	758	65	182	15	(556)	(47)	384	33
Class 4	28,293	2,403	6,154	519	(27,089)	(2,301)	7,358	621
Total net increase (decrease)	$61,667	5,242	$15,346	1,292	$(58,069)	(4,921)	$18,944	1,613
Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941
Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$76,518	3,092	$758,398	31,274	$(1,025,451)	(41,314)	$(190,535)	(6,948)
Class 1A	804	32	1,576	65	(2,356)	(97)	24	— †
Class 2	26,922	1,105	207,902	8,706	(320,327)	(13,108)	(85,503)	(3,297)
Class 3	526	21	1,473	61	(1,675)	(69)	324	13
Class 4	411,381	17,039	306,992	12,975	(312,917)	(12,896)	405,456	17,118
Total net increase (decrease)	$516,151	21,289	$1,276,341	53,081	$(1,662,726)	(67,484)	$129,766	6,886
Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)
Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

American Funds Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$2,027	162	$485	38	$(5,427)	(430)	$(2,915)	(230)
Class 1A	86	7	13	1	(227)	(17)	(128)	(9)
Class 2	1,622	130	721	57	(11,544)	(920)	(9,201)	(733)
Class 4	8,164	659	577	46	(7,408)	(598)	1,333	107
Total net increase (decrease)	$11,899	958	$1,796	142	$(24,606)	(1,965)	$(10,911)	(865)
Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198
The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$595,645	63,533	$48,579	5,162	$(403,488)	(42,951)	$240,736	25,744
Class 1A	18,171	1,943	1,353	145	(64,102)	(6,883)	(44,578)	(4,795)
Class 2	66,146	7,142	18,656	2,013	(117,606)	(12,696)	(32,804)	(3,541)
Class 4	145,085	15,770	6,606	717	(42,689)	(4,635)	109,002	11,852
Total net increase (decrease)	$825,047	88,388	$75,194	8,037	$(627,885)	(67,165)	$272,356	29,260
Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480
Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$27,413	2,783	$1,932	196	$(35,609)	(3,610)	$(6,264)	(631)
Class 1A	36,344	3,728	122	12	(629)	(64)	35,837	3,676
Class 2	67,843	6,954	574	59	(66,333)	(6,796)	2,084	217
Class 4	5,705	596	—	—	(3,613)	(378)	2,092	218
Total net increase (decrease)	$137,305	14,061	$2,628	267	$(106,184)	(10,848)	$33,749	3,480
Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

American High-Income Trust
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$5,678	623	$2,559	279	$(10,564)	(1,163)	$(2,327)	(261)
Class 1A	415	46	33	3	(228)	(25)	220	24
Class 2	7,238	816	5,988	670	(31,812)	(3,583)	(18,586)	(2,097)
Class 3	68	7	89	10	(666)	(73)	(509)	(56)
Class 4	44,496	4,502	1,188	119	(30,453)	(3,094)	15,231	1,527
Total net increase (decrease)	$57,895	5,994	$9,857	1,081	$(73,723)	(7,938)	$(5,971)	(863)
Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99
American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$115	12	$136	15	$(145)	(16)	$106	11
Class 1A	441	48	18	2	(80)	(8)	379	42
Class 2	1,859	203	341	37	(2,244)	(245)	(44)	(5)
Class 4	6,219	686	360	40	(2,298)	(254)	4,281	472
Total net increase (decrease)	$8,634	949	$855	94	$(4,767)	(523)	$4,722	520
Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014
Refer to the end of the tables for footnotes.

321	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$9,814	854	$368	32	$(12,283)	(1,064)	$(2,101)	(178)
Class 1A	—	—	1	1	—	—	1	1
Class 2	28,923	2,603	2,445	220	(45,277)	(4,082)	(13,909)	(1,259)
Class 3	2	— †	36	3	(432)	(38)	(394)	(35)
Class 4	6,619	592	449	40	(13,658)	(1,226)	(6,590)	(594)
Total net increase (decrease)	$45,358	4,049	$3,299	296	$(71,650)	(6,410)	$(22,993)	(2,065)
Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981	175	$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	— †	—	—	109	9
Class 2	49,580	4,448	12,823	1,169	(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17	(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229	(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731	$17,531	1,590	$(175,828)	(15,651)	$(60,048)	(5,330)
U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$30,407	3,120	$1,747	180	$(26,853)	(2,757)	$5,301	543
Class 1A	209,387	21,674	1,537	159	(2,087)	(215)	208,837	21,618
Class 2	58,108	6,044	7,184	748	(61,637)	(6,412)	3,655	380
Class 3	680	69	34	3	(1,355)	(138)	(641)	(66)
Class 4	24,266	2,530	1,165	122	(20,622)	(2,155)	4,809	497
Total net increase (decrease)	$322,848	33,437	$11,667	1,212	$(112,554)	(11,677)	$221,961	22,972
Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$440	38	$93	8	$(1,460)	(127)	$(927)	(81)
Class P2	3,809	343	2,326	197	(52,432)	(4,584)	(46,297)	(4,044)
Total net increase (decrease)	$4,249	381	$2,419	205	$(53,892)	(4,711)	$(47,224)	(4,125)
Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059
Refer to the end of the tables for footnotes.

American Funds Insurance Series	322

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$24	3	$29	3	$(161)	(18)	$(108)	(12)
Class P2	880	104	1,532	174	(9,100)	(1,049)	(6,688)	(771)
Total net increase (decrease)	$904	107	$1,561	177	$(9,261)	(1,067)	$(6,796)	(783)
Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$168	16	$43	4	$(345)	(32)	$(134)	(12)
Class P2	4,327	397	5,105	463	(27,413)	(2,515)	(17,981)	(1,655)
Total net increase (decrease)	$4,495	413	$5,148	467	$(27,758)	(2,547)	$(18,115)	(1,667)
Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$4,702	363	$51,520	3,857	$(164,599)	(12,385)	$(108,377)	(8,165)
Class P2	1,309	102	7,387	557	(26,043)	(1,978)	(17,347)	(1,319)
Total net increase (decrease)	$6,011	465	$58,907	4,414	$(190,642)	(14,363)	$(125,724)	(9,484)
Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576
Refer to the end of the tables for footnotes.

323	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$472	38	$317	26	$(941)	(78)	$(152)	(14)
Class P2	11,099	933	65,045	5,425	(198,294)	(16,553)	(122,150)	(10,195)
Total net increase (decrease)	$11,571	971	$65,362	5,451	$(199,235)	(16,631)	$(122,302)	(10,209)
Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$2,171,432	$603,099	$5,478,826	$1,185,376	$1,122,268	$1,917,097
Sales of investment securities*	2,616,615	710,448	7,461,210	1,648,919	1,188,340	2,472,766
Non-U.S. taxes paid on dividend income	3,274	3,233	4,735	6,702	3,443	1,195
Non-U.S. taxes paid on interest income	—	25	—	—	40	—
Non-U.S. taxes paid on realized gains	—	3,480	—	11,482	7,010	—
Non-U.S. taxes provided on unrealized appreciation	5,454	19,474	—	31,391	18,548	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$284,998	$13,366,582	$56,142	$729,369	$18,382,702	$299,957
Sales of investment securities*	401,668	15,329,297	77,715	694,236	17,874,428	292,946
Non-U.S. taxes paid on dividend income	1,012	4,101	555	1,177	3,741	226
Non-U.S. taxes paid on interest income	—	16	1	—	—	4
Non-U.S. taxes paid (refunded) on realized gains	201	(581)	(6)	173	—	24
Non-U.S. taxes provided on unrealized appreciation	764	—	126	406	—	145

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$23,571,772	$2,374,526	$204,820	$385,936	$—	$3,035,695
Sales of investment securities*	23,330,066	2,330,992	191,372	384,712	—	2,985,384
Non-U.S. taxes paid on interest income	25	62	—	—	—	—
Non-U.S. taxes paid on realized gains	—	1	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	134	—	—	—	—

Refer to the end of the tables for footnote.

American Funds Insurance Series	324

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$26,366	$3,218	$11,313	$152,928	$96,569
Sales of investment securities*	69,263	12,184	32,790	260,055	191,155
*
Excludes short-term securities and U.S. government obligations, if any.
12. Ownership concentration

At June 30, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 16% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 19% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

325	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2024[4,5]	$33.92	$.28	$4.48	$4.76	$(.22 )	$(1.07)	$(1.29)	$37.39	14.09%[6]	$3,634	.52%[7]	.41%[7]	1.56%[7]
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
12/31/2019	25.74	.32	8.60	8.92	(.41 )	(1.68)	(2.09)	32.57	35.61	2,515.56		.56	1.07
Class 1A:
6/30/2024[4,5]	33.74	.24	4.45	4.69	(.21 )	(1.07)	(1.28)	37.15	13.94 [6]	20	.77 [7]	.66 [7]	1.32 [7]
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
12/31/2019	25.69	.25	8.55	8.80	(.34 )	(1.68)	(2.02)	32.47	35.22	8.81		.81	.83
Class 2:
6/30/2024[4,5]	33.44	.23	4.43	4.66	(.21 )	(1.07)	(1.28)	36.82	13.98 [6]	3,714	.77 [7]	.66 [7]	1.31 [7]
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
12/31/2019	25.50	.24	8.51	8.75	(.33 )	(1.68)	(2.01)	32.24	35.28	3,895.81		.81	.83
Class 4:
6/30/2024[4,5]	33.08	.19	4.36	4.55	(.19 )	(1.07)	(1.26)	36.37	13.83 [6]	866	1.02 [7]	.91 [7]	1.08 [7]
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28 )	(1.68)	(1.96)	32.05	34.87	382	1.06	1.06	.57
Refer to the end of the tables for footnotes.

American Funds Insurance Series	326

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
6/30/2024[4,5]	$18.57	$.09	$.01	$.10	$(.15 )	$(.65 )	$(.80 )	$17.87	.59%[6]	$967	.70%[7]	.68%[7]	.99%[7]
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
12/31/2019	21.75	.12	6.61	6.73	(.10 )	(1.58)	(1.68)	26.80	31.84	2,050.75		.75	.48
Class 1A:
6/30/2024[4,5]	18.31	.07	— [8]	.07	(.14 )	(.65 )	(.79 )	17.59	.45 [6]	5	.95 [7]	.93 [7]	.74 [7]
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
12/31/2019	21.71	.05	6.61	6.66	(.05 )	(1.58)	(1.63)	26.74	31.56	1.99		.99	.22
Class 2:
6/30/2024[4,5]	17.50	.06	.01	.07	(.14 )	(.65 )	(.79 )	16.78	.47 [6]	1,788	.95 [7]	.93 [7]	.74 [7]
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
12/31/2019	21.16	.05	6.43	6.48	(.04 )	(1.58)	(1.62)	26.02	31.52	2,363	1.00	1.00	.22
Class 4:
6/30/2024[4,5]	17.46	.04	.02	.06	(.14 )	(.65 )	(.79 )	16.73	.37 [6]	296	1.20 [7]	1.18 [7]	.49 [7]
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
12/31/2019	21.28	(.01 )	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206	1.25	1.25	(.04 )
Refer to the end of the tables for footnotes.

327	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2024[4,5]	$99.44	$.24	$15.78	$16.02	$(.22 )	$(2.59)	$(2.81)	$112.65	16.23%[6]	$19,612	.34%[7]	.44%[7]
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76 )	(8.44)	(9.20)	81.22	31.11	10,841.35		1.09
Class 1A:
6/30/2024[4,5]	98.46	.10	15.61	15.71	(.18 )	(2.59)	(2.77)	111.40	16.07 [6]	330	.59 [7]	.19 [7]
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61 )	(8.44)	(9.05)	80.92	30.79	18.60		.85
Class 2:
6/30/2024[4,5]	98.20	.10	15.57	15.67	(.18 )	(2.59)	(2.77)	111.10	16.07 [6]	19,296	.59 [7]	.19 [7]
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57 )	(8.44)	(9.01)	80.57	30.77	15,885.60		.83
Class 3:
6/30/2024[4,5]	100.54	.14	15.95	16.09	(.19 )	(2.59)	(2.78)	113.85	16.12 [6]	259	.52 [7]	.26 [7]
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62 )	(8.44)	(9.06)	81.84	30.86	213.53		.90
Class 4:
6/30/2024[4,5]	95.70	(.03 )	15.16	15.13	(.15 )	(2.59)	(2.74)	108.09	15.93 [6]	4,338	.84 [7]	(.06 )[7]
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
12/31/2019	68.64	.44	19.19	19.63	(.42 )	(8.44)	(8.86)	79.41	30.44	1,513.85		.59
Refer to the end of the tables for footnotes.

American Funds Insurance Series	328

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
6/30/2024[4,5]	$17.50	$.15	$1.14	$1.29	$(.05 )	$—	$(.05 )	$18.74	7.35%[6]	$3,345	.52%[7]	1.70%[7]
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34 )	(.50 )	(.84 )	20.86	23.21	5,353.54		1.54
Class 1A:
6/30/2024[4,5]	17.41	.13	1.12	1.25	(.04 )	—	(.04 )	18.62	7.23 [6]	12	.77 [7]	1.46 [7]
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29 )	(.50 )	(.79 )	20.80	22.90	7.79		1.27
Class 2:
6/30/2024[4,5]	17.41	.13	1.13	1.26	(.04 )	—	(.04 )	18.63	7.23 [6]	3,437	.77 [7]	1.46 [7]
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29 )	(.50 )	(.79 )	20.78	22.88	4,311.79		1.29
Class 3:
6/30/2024[4,5]	17.56	.14	1.13	1.27	(.04 )	—	(.04 )	18.79	7.24 [6]	16	.70 [7]	1.52 [7]
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30 )	(.50 )	(.80 )	20.92	23.05	25.72		1.37
Class 4:
6/30/2024[4,5]	17.13	.11	1.10	1.21	(.03 )	—	(.03 )	18.31	7.14 [6]	444	1.02 [7]	1.22 [7]
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25 )	(.50 )	(.75 )	20.54	22.67	379	1.04	1.03
Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2024[4,5]	$25.48	$.27	$1.50	$1.77	$(.11 )	$(.12 )	$(.23 )	$27.02	6.96%[6]	$1,916	.64%[7]	.57%[7]	2.04%[7]
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29 )	(.92 )	(1.21)	25.84	29.47	2,129.76		.76	1.18
Class 1A:
6/30/2024[4,5]	25.36	.23	1.50	1.73	(.10 )	(.12 )	(.22 )	26.87	6.83 [6]	10	.89 [7]	.82 [7]	1.78 [7]
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24 )	(.92 )	(1.16)	25.74	29.11	4	1.01	1.01	.92
Class 2:
6/30/2024[4,5]	25.17	.23	1.48	1.71	(.10 )	(.12 )	(.22 )	26.66	6.81 [6]	827	.89 [7]	.82 [7]	1.79 [7]
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23 )	(.92 )	(1.15)	25.59	29.15	981	1.01	1.01	.93
Class 4:
6/30/2024[4,5]	24.95	.20	1.46	1.66	(.09 )	(.12 )	(.21 )	26.40	6.70 [6]	814	1.14 [7]	1.07 [7]	1.54 [7]
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18 )	(.92 )	(1.10)	25.47	28.82	646	1.26	1.26	.67
Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2024[4,5]	$14.49	$.14	$1.51	$1.65	$(.06 )	$(.13 )	$(.19 )	$15.95	11.44%[6]	$6,285	.41%[7]	.25%[7]	1.88%[7]
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30 )	(1.07)	(1.37)	13.56	21.66	5,559.42		.42	2.28
Class 1A:
6/30/2024[4,5]	14.43	.12	1.51	1.63	(.06 )	(.13 )	(.19 )	15.87	11.30 [6]	26	.66 [7]	.50 [7]	1.64 [7]
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27 )	(1.07)	(1.34)	13.51	21.35	9.67		.67	2.03
Class 2:
6/30/2024[4,5]	14.21	.12	1.49	1.61	(.06 )	(.13 )	(.19 )	15.63	11.34 [6]	3,005	.66 [7]	.50 [7]	1.63 [7]
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26 )	(1.07)	(1.33)	13.39	21.38	3,093.67		.67	2.03
Class 4:
6/30/2024[4,5]	14.06	.10	1.47	1.57	(.05 )	(.13 )	(.18 )	15.45	11.21 [6]	1,551	.91 [7]	.75 [7]	1.39 [7]
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24 )	(1.07)	(1.31)	13.31	21.03	621.92		.92	1.78
Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2024[4,5]	$13.85	$.15	$1.23	$1.38	$(.06 )	$—	$(.06 )	$15.17	10.00%[6]	$594	.52%[7]	.41%[7]	2.12%[7]
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32 )	(.76 )	(1.08)	15.92	31.39	625.65		.65	2.08
Class 1A:
6/30/2024[4,5]	13.77	.14	1.22	1.36	(.06 )	—	(.06 )	15.07	9.87 [6]	8	.77 [7]	.66 [7]	1.90 [7]
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30 )	(.76 )	(1.06)	15.88	31.04	2.90		.90	1.77
Class 2:
6/30/2024[4,5]	13.81	.14	1.23	1.37	(.06 )	—	(.06 )	15.12	9.91 [6]	1,052	.77 [7]	.66 [7]	1.87 [7]
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29 )	(.76 )	(1.05)	15.89	31.14	1,366.90		.90	1.84
Class 4:
6/30/2024[4,5]	13.46	.12	1.19	1.31	(.05 )	—	(.05 )	14.72	9.76 [6]	255	1.02 [7]	.91 [7]	1.63 [7]
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26 )	(.76 )	(1.02)	15.63	30.73	145	1.15	1.15	1.56
Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2024[4,5]	$59.26	$.43	$7.95	$8.38	$(.20 )	$(2.95)	$(3.15)	$64.49	14.32%[6]	$23,840	.28%[7]	1.37%[7]
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92 )	(5.16)	(6.08)	50.71	26.46	21,057.29		2.05
Class 1A:
6/30/2024[4,5]	58.88	.35	7.90	8.25	(.18 )	(2.95)	(3.13)	64.00	14.18 [6]	40	.53 [7]	1.12 [7]
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83 )	(5.16)	(5.99)	50.54	26.14	11.54		1.82
Class 2:
6/30/2024[4,5]	58.30	.35	7.81	8.16	(.18 )	(2.95)	(3.13)	63.33	14.16 [6]	13,671	.53 [7]	1.12 [7]
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80 )	(5.16)	(5.96)	50.08	26.14	13,586.53		1.80
Class 3:
6/30/2024[4,5]	59.40	.38	7.96	8.34	(.18 )	(2.95)	(3.13)	64.61	14.21 [6]	152	.46 [7]	1.19 [7]
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84 )	(5.16)	(6.00)	50.81	26.24	156.46		1.87
Class 4:
6/30/2024[4,5]	57.34	.27	7.67	7.94	(.16 )	(2.95)	(3.11)	62.17	14.02 [6]	2,405	.78 [7]	.88 [7]
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71 )	(5.16)	(5.87)	49.52	25.86	1,216.79		1.56
Refer to the end of the tables for footnotes.

333	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2024[4,5]	$10.10	$.18	$.42	$.60	$(.06 )	$—	$(.06 )	$10.64	5.88%[6]	$16	.56%[7]	.56%[7]	3.52%[7]
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47 )	(.19 )	(.66 )	18.18	23.06	1,140.66		.66	2.73
Class 1A:
6/30/2024[4,5]	9.83	.16	.40	.56	(.05 )	—	(.05 )	10.34	5.70 [6]	6	.81 [7]	.81 [7]	3.21 [7]
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44 )	(.19 )	(.63 )	18.15	22.76	2.91		.91	2.41
Class 2:
6/30/2024[4,5]	9.82	.16	.41	.57	(.05 )	—	(.05 )	10.34	5.81 [6]	158	.81 [7]	.81 [7]	3.24 [7]
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43 )	(.19 )	(.62 )	18.12	22.76	257.91		.91	2.49
Class 4:
6/30/2024[4,5]	9.67	.15	.39	.54	(.05 )	—	(.05 )	10.16	5.55 [6]	150	1.06 [7]	1.06 [7]	3.02 [7]
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40 )	(.19 )	(.59 )	18.01	22.47	101	1.16	1.16	2.18
Refer to the end of the tables for footnotes.

American Funds Insurance Series	334

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2024[4,5]	$11.63	$.23	$.30	$.53	$(.16 )	$—	$(.16 )	$12.00	4.53%[6]	$692	.40%[7]	.27%[7]	3.91%[7]
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32 )	—	(.32 )	10.73	18.16	533.53		.53	3.17
Class 1A:
6/30/2024[4,5]	11.62	.21	.29	.50	(.14 )	—	(.14 )	11.98	4.32 [6]	11	.65 [7]	.52 [7]	3.66 [7]
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30 )	—	(.30 )	10.72	17.90	6.78		.78	2.84
Class 2:
6/30/2024[4,5]	11.62	.21	.30	.51	(.14 )	—	(.14 )	11.99	4.41 [6]	16	.65 [7]	.52 [7]	3.66 [7]
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29 )	—	(.29 )	10.72	17.89	6.78		.78	2.91
Class 4:
6/30/2024[4,5]	11.60	.20	.30	.50	(.13 )	—	(.13 )	11.97	4.29 [6]	591	.90 [7]	.77 [7]	3.40 [7]
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27 )	—	(.27 )	10.71	17.62	454	1.03	1.03	2.68
Refer to the end of the tables for footnotes.

335	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2024[4,5]	$23.86	$.30	$1.96	$2.26	$(.13 )	$(1.10)	$(1.23)	$24.89	9.59%[6]	$16,051	.30%[7]	2.39%[7]
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50 )	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21
Class 1A:
6/30/2024[4,5]	23.74	.26	1.95	2.21	(.12 )	(1.10)	(1.22)	24.73	9.42 [6]	34	.55 [7]	2.15 [7]
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45 )	(1.19)	(1.64)	23.99	21.19	11.54		1.95
Class 2:
6/30/2024[4,5]	23.53	.26	1.93	2.19	(.12 )	(1.10)	(1.22)	24.50	9.42 [6]	4,356	.55 [7]	2.14 [7]
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44 )	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96
Class 3:
6/30/2024[4,5]	23.90	.27	1.96	2.23	(.12 )	(1.10)	(1.22)	24.91	9.46 [6]	32	.48 [7]	2.22 [7]
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45 )	(1.19)	(1.64)	24.08	21.30	32.47		2.02
Class 4:
6/30/2024[4,5]	23.34	.23	1.91	2.14	(.11 )	(1.10)	(1.21)	24.27	9.29 [6]	6,454	.80 [7]	1.90 [7]
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39 )	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71
Refer to the end of the tables for footnotes.

American Funds Insurance Series	336

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2024[4,5]	$12.37	$.18	$.34	$.52	$(.06 )	$—	$(.06 )	$12.83	4.23%[6]	$98	.52%[7]	.51%[7]	2.93%[7]
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
12/31/2019	11.67	.24	2.17	2.41	(.20 )	(.37 )	(.57 )	13.51	20.79	134.72		.72	1.88
Class 1A:
6/30/2024[4,5]	12.30	.17	.34	.51	(.06 )	—	(.06 )	12.75	4.14 [6]	3	.77 [7]	.76 [7]	2.68 [7]
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
12/31/2019	11.65	.21	2.17	2.38	(.17 )	(.37 )	(.54 )	13.49	20.54	2.97		.97	1.63
Class 2:
6/30/2024[4,5]	12.31	.17	.33	.50	(.06 )	—	(.06 )	12.75	4.05 [6]	157	.77 [7]	.76 [7]	2.68 [7]
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
12/31/2019	11.65	.21	2.16	2.37	(.17 )	(.37 )	(.54 )	13.48	20.44	207.97		.97	1.64
Class 4:
6/30/2024[4,5]	12.10	.15	.33	.48	(.05 )	—	(.05 )	12.53	4.00 [6]	134	1.02 [7]	1.01 [7]	2.44 [7]
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14 )	(.37 )	(.51 )	13.36	20.21	94	1.22	1.22	1.37
Refer to the end of the tables for footnotes.

337	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2024[4,5]	$9.54	$.22	$(.27 )	$(.05 )	$(.07 )	$—	$(.07 )	$9.42	(.57 )%[6]	$7,063	.39%[7]	.25%[7]	4.63%[7]
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31 )	—	(.31 )	11.17	9.70	6,481.39		.39	2.76
Class 1A:
6/30/2024[4,5]	9.47	.20	(.27 )	(.07 )	(.06 )	—	(.06 )	9.34	(.63 )[6]	210	.64 [7]	.50 [7]	4.37 [7]
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30 )	—	(.30 )	11.13	9.36	7.64		.64	2.48
Class 2:
6/30/2024[4,5]	9.40	.20	(.27 )	(.07 )	(.06 )	—	(.06 )	9.27	(.73 )[6]	2,807	.64 [7]	.50 [7]	4.37 [7]
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29 )	—	(.29 )	11.02	9.36	3,561.64		.64	2.51
Class 4:
6/30/2024[4,5]	9.35	.19	(.27 )	(.08 )	(.06 )	—	(.06 )	9.21	(.87 )[6]	1,058	.89 [7]	.75 [7]	4.13 [7]
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27 )	—	(.27 )	11.00	9.08	502.89		.89	2.25
Refer to the end of the tables for footnotes.

American Funds Insurance Series	338

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2024[4,5]	$10.16	$.20	$(.55 )	$(.35 )	$(.03 )	$—	$(.03 )	$9.78	(3.45)%[6]	$634	.48%[7]	.48%[7]	4.12%[7]
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22 )	—	(.22 )	12.12	8.08	1,077.58		.58	2.60
Class 1A:
6/30/2024[4,5]	10.08	.20	(.56 )	(.36 )	(.03 )	—	(.03 )	9.69	(3.56)[6]	37	.73 [7]	.73 [7]	4.12 [7]
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19 )	—	(.19 )	12.10	7.75	1.83		.83	2.35
Class 2:
6/30/2024[4,5]	10.03	.19	(.55 )	(.36 )	(.01 )	—	(.01 )	9.66	(3.62)[6]	789	.73 [7]	.73 [7]	3.87 [7]
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19 )	—	(.19 )	12.03	7.77	1,002.83		.83	2.35
Class 4:
6/30/2024[4,5]	9.88	.17	(.54 )	(.37 )	—	—	—	9.51	(3.74)[6]	56	.98 [7]	.98 [7]	3.62 [7]
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16 )	—	(.16 )	11.92	7.54	49	1.08	1.08	2.09
Refer to the end of the tables for footnotes.

339	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2024[4,5]	$8.94	$.31	$.05	$.36	$(.11 )	$—	$(.11 )	$9.19	3.98%[6]	$227	.44%[7]	.31%[7]	6.93%[7]
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66 )	—	(.66 )	9.87	12.85	525.51		.51	6.71
Class 1A:
6/30/2024[4,5]	8.90	.30	.05	.35	(.10 )	—	(.10 )	9.15	3.96 [6]	3	.69 [7]	.56 [7]	6.69 [7]
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63 )	—	(.63 )	9.86	12.61	1.75		.75	6.47
Class 2:
6/30/2024[4,5]	8.73	.29	.04	.33	(.10 )	—	(.10 )	8.96	3.80 [6]	529	.69 [7]	.56 [7]	6.68 [7]
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63 )	—	(.63 )	9.70	12.55	667.76		.76	6.45
Class 3:
6/30/2024[4,5]	8.99	.31	.04	.35	(.10 )	—	(.10 )	9.24	3.92 [6]	8	.62 [7]	.49 [7]	6.75 [7]
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64 )	—	(.64 )	9.92	12.70	10.69		.69	6.52
Class 4:
6/30/2024[4,5]	9.75	.32	.04	.36	(.10 )	—	(.10 )	10.01	3.68 [6]	125	.94 [7]	.81 [7]	6.43 [7]
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61 )	—	(.61 )	10.56	12.27	63	1.01	1.01	6.21
Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2024[4,5]	$9.44	$.24	$(.34 )	$(.10 )	$(.08 )	$—	$(.08 )	$9.26	(1.09)%[6]	$16	.35%[7]	.28%[7]	5.15%[7]
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
12/31/2019	10.30	.24	.30	.54	(.28 )	—	(.28 )	10.56	5.30	210.47		.47	2.26
Class 1A:
6/30/2024[4,5]	9.32	.22	(.33 )	(.11 )	(.07 )	—	(.07 )	9.14	(1.14)[6]	2	.60 [7]	.53 [7]	4.90 [7]
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
12/31/2019	10.28	.22	.30	.52	(.25 )	—	(.25 )	10.55	5.09	1.71		.71	2.04
Class 2:
6/30/2024[4,5]	9.34	.22	(.33 )	(.11 )	(.07 )	—	(.07 )	9.16	(1.15)[6]	43	.60 [7]	.53 [7]	4.90 [7]
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
12/31/2019	10.28	.21	.31	.52	(.26 )	—	(.26 )	10.54	5.04	56.72		.72	2.01
Class 4:
6/30/2024[4,5]	9.23	.21	(.33 )	(.12 )	(.07 )	—	(.07 )	9.04	(1.30)[6]	49	.85 [7]	.78 [7]	4.65 [7]
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
12/31/2019	10.19	.18	.31	.49	(.24 )	—	(.24 )	10.44	4.80	28.97		.97	1.71
Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2024[4,5]	$11.35	$.29	$— [8]	$.29	$(.11 )	$—	$(.11 )	$11.53	2.54%[6]	$39	.29%[7]	5.16%[7]
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
12/31/2019	11.31	.22	— [8]	.22	(.23 )	—	(.23 )	11.30	1.92	30.36		1.92
Class 1A:
6/30/2024[4,5]	11.35	.28	(.01 )	.27	(.10 )	—	(.10 )	11.52	2.41 [6]	— [10]	.52 [7]	4.93 [7]
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
12/31/2019	11.31	.22	— [8]	.22	(.23 )	—	(.23 )	11.30	1.92	— [10]	.37	1.90
Class 2:
6/30/2024[4,5]	10.98	.27	— [8]	.27	(.10 )	—	(.10 )	11.15	2.49 [6]	262	.54 [7]	4.91 [7]
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [8]	— [8]	— [8]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
12/31/2019	11.03	.18	— [8]	.18	(.20 )	—	(.20 )	11.01	1.62	230.61		1.66
Class 3:
6/30/2024[4,5]	11.13	.28	(.01 )	.27	(.10 )	—	(.10 )	11.30	2.47 [6]	4	.47 [7]	4.98 [7]
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [8]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
12/31/2019	11.14	.20	— [8]	.20	(.21 )	—	(.21 )	11.13	1.76	3.54		1.74
Class 4:
6/30/2024[4,5]	11.05	.26	— [8]	.26	(.10 )	—	(.10 )	11.21	2.33 [6]	50	.79 [7]	4.66 [7]
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
12/31/2019	11.15	.16	— [8]	.16	(.18 )	—	(.18 )	11.13	1.40	22.86		1.40
Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2024[4,5]	$9.91	$.22	$(.31 )	$(.09 )	$(.07 )	$—	$(.07 )	$9.75	(.91 )%[6]	$259	.33%[7]	.27%[7]	4.64%[7]
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28 )	—	(.28 )	12.34	5.69	1,418.37		.37	2.07
Class 1A:
6/30/2024[4,5]	9.87	.21	(.31 )	(.10 )	(.07 )	—	(.07 )	9.70	(1.01)[6]	215	.58 [7]	.51 [7]	4.45 [7]
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
12/31/2019	11.93	.22	.43	.65	(.26 )	—	(.26 )	12.32	5.42	2.62		.62	1.82
Class 2:
6/30/2024[4,5]	9.78	.21	(.30 )	(.09 )	(.07 )	—	(.07 )	9.62	(1.07)[6]	1,059	.58 [7]	.52 [7]	4.38 [7]
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
12/31/2019	11.82	.22	.42	.64	(.25 )	—	(.25 )	12.21	5.31	1,343.62		.62	1.82
Class 3:
6/30/2024[4,5]	9.94	.22	(.31 )	(.09 )	(.07 )	—	(.07 )	9.78	(1.04)[6]	5	.51 [7]	.45 [7]	4.45 [7]
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
12/31/2019	11.97	.23	.43	.66	(.26 )	—	(.26 )	12.37	5.49	9.55		.55	1.88
Class 4:
6/30/2024[4,5]	9.77	.20	(.31 )	(.11 )	(.06 )	—	(.06 )	9.60	(1.21)[6]	184	.83 [7]	.77 [7]	4.13 [7]
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
12/31/2019	11.84	.19	.42	.61	(.23 )	—	(.23 )	12.22	5.14	124.87		.87	1.56
Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]	Net effective expense ratio[2,5,12]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2024[4,5]	$10.86	$.02	$1.37	$1.39	$(.09 )	$—	$(.09 )	$12.16	12.78%[6]	$13	.42%[7]	.37%[7]	.69%[7]	.36%[7]
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19 )	(.92 )	(1.11)	13.78	22.01	6.42		.37	.73	1.19
Class P2:
6/30/2024[4,5]	10.73	.01	1.35	1.36	(.06 )	—	(.06 )	12.03	12.64 [6]	507	.67 [7]	.62 [7]	.94 [7]	.10 [7]
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12 )	(.92 )	(1.04)	13.71	21.74	434.68		.63	.99	.73
Managed Risk International Fund
Class P1:
6/30/2024[4,5]	$8.36	$.02	$.50	$.52	$(.14 )	$—	$(.14 )	$8.74	6.14%[6]	$2	.44%[7]	.38%[7]	.85%[7]	.42%[7]
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
12/31/2019	9.82	.17	1.54	1.71	(.20 )	(.32 )	(.52 )	11.01	17.91	1.41		.33	.84	1.64
Class P2:
6/30/2024[4,5]	8.32	.01	.48	.49	(.11 )	—	(.11 )	8.70	5.88 [6]	121	.71 [7]	.64 [7]	1.11 [7]	.16 [7]
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20 )	(.32 )	(.52 )	10.92	17.64	165.71		.63	1.14	1.21
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2024[4,5]	$10.50	$.04	$.92	$.96	$(.18 )	$—	$(.18 )	$11.28	9.18%[6]	$3	.41%[7]	.35%[7]	.61%[7]	.73%[7]
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
12/31/2019	11.28	.25	1.28	1.53	(.20 )	(.60 )	(.80 )	12.01	14.14	1.38		.33	.74	2.14
Class P2:
6/30/2024[4,5]	10.43	.03	.91	.94	(.18 )	—	(.18 )	11.19	9.01 [6]	326	.67 [7]	.62 [7]	.88 [7]	.46 [7]
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19 )	(.60 )	(.79 )	11.91	13.88	365.68		.63	1.04	1.62
Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]	Net effective expense ratio[2,5,12]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2024[4,5]	$12.53	$.04	$1.33	$1.37	$(.19 )	$(.18 )	$(.37 )	$13.53	10.91%[6]	$1,951	.41%[7]	.36%[7]	.62%[7]	.59%[7]
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10 )	(.10 )	(.20 )	13.76	19.14	1,987.42		.37	.67	1.71
Class P2:
6/30/2024[4,5]	12.45	.02	1.32	1.34	(.18 )	(.18 )	(.36 )	13.43	10.78 [6]	281	.66 [7]	.61 [7]	.87 [7]	.34 [7]
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07 )	(.10 )	(.17 )	13.69	18.84	283.67		.62	.92	1.47
Managed Risk Asset Allocation Fund
Class P1:
6/30/2024[4,5]	$11.90	$.05	$1.00	$1.05	$(.22 )	$(.17 )	$(.39 )	$12.56	8.89%[6]	$10	.41%[7]	.36%[7]	.65%[7]	.88%[7]
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03 )	(.57 )	(.60 )	13.81	18.25	2.41		.36	.65	2.01
Class P2:
6/30/2024[4,5]	11.53	.04	.97	1.01	(.22 )	(.17 )	(.39 )	12.15	8.78 [6]	2,082	.66 [7]	.61 [7]	.90 [7]	.60 [7]
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31 )	(.57 )	(.88 )	13.46	17.98	2,830.66		.61	.90	1.51
Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[13,14]	Six months ended June 30, 2024[4,5,6]	Year ended December 31,
		2023	2022	2021	2020	2019
Capital Income Builder	26%	59%	48%	60%	110%	44%
Asset Allocation Fund	19	54	42	45	49	47
American Funds Global Balanced Fund	27	43	111	36	68	60
The Bond Fund of America	54	129	77	87	72	146
Capital World Bond Fund	31	110	114	64	88	110
American Funds Mortgage Fund	25	85	56	38	123	84
U.S. Government Securities Fund	17	113	77	126	112	103
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[13,14]	Six months ended June 30, 2024[4,5,6]	Year ended December 31,
		2023	2022	2021	2020	2019
Global Growth Fund	28%	29%	29%	18%	17%	14%
Global Small Capitalization Fund	20	36	40	29	38	50
Growth Fund	13	23	29	25	32	21
International Fund	17	28	42	44	40	32
New World Fund	34	36	40	43	70	38
Washington Mutual Investors Fund	19	29	30	90	40	37
Capital World Growth and Income Fund	16	29	42	85	36	29
Growth-Income Fund	36	26	25	24	33	27
International Growth and Income Fund	18	38	48	41	56	28
Capital Income Builder	66	149	126	93	184	72
Asset Allocation Fund	71	159	118	124	145	79
American Funds Global Balanced Fund	79	103	126	39	86	74
The Bond Fund of America	255	545	415	456	461	373
Capital World Bond Fund	170	286	188	91	145	159
American High-Income Trust	23	40	34	56	78	58
American Funds Mortgage Fund	373	1053	1141	975	1143	350
U.S. Government Securities Fund	204	744	695	433	867	277
Ultra-Short Bond Fund	— [15]	— [15]	— [15]	— [15]	— [15]	— [15]
Managed Risk Growth Fund	6	39	97	32	80	10
Managed Risk International Fund	3	27	82	24	71	8
Managed Risk Washington Mutual Investors Fund	4	19	70	16	101	13
Managed Risk Growth-Income Fund	8	21	67	13	38	6
Managed Risk Asset Allocation Fund	6	13	48	5	30	8

[1]	Based on average shares outstanding.
[2]
This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[13]	Refer to Note 5 for further information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[15]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	346

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

347	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	348

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

349	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	350

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

351	American Funds Insurance Series

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	352

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Section 302 Certifications are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)(1) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2) The certification required under Section 906 of the Sarbanes-Oxley Act of 2002, regarding American Funds Growth Portfolio, a series of the Trust, by American Funds Insurance Series, is attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 6, 2024

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	September 6, 2024